UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number          811-08090

                                 Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                     Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                     Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Lincoln iShares® Allocation Funds

Lincoln iShares® Fixed Income Allocation Fund

Lincoln iShares® Global Growth Allocation Fund

Lincoln iShares® U.S. Moderate Allocation Fund

a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2018

Lincoln iShares® Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Lincoln iShares® Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers and reimbursements in effect.

Lincoln iShares® Fixed Income Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$978.80	0.15%	$0.74

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.05	0.15%	$0.75

Lincoln iShares® Global Growth Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,004.50	0.20%	$0.99

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00

Lincoln iShares® U.S. Moderate Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,014.90	0.19%	$0.95

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.85	0.19%	$0.95

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in Exchange-Traded Funds or other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

Lincoln iShares® Allocation Funds–1

Lincoln iShares® Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

Lincoln iShares® Fixed Income Allocation Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	103.93%
Fixed Income Funds	103.79%
Money Market Fund	0.14%
Total Value of Securities	103.93%
Liabilities Net of Receivables and Other Assets	(3.93%)
Total Net Assets	100.00%

Lincoln iShares® Global Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.58%
Equity Funds	50.30%
Fixed Income Funds	28.79%
International Equity Funds	21.49%
Total Value of Securities	100.58%
Liabilities Net of Receivables and Other Assets	(0.58%)
Total Net Assets	100.00%

Lincoln iShares® U.S. Moderate Allocation Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.24%
Equity Funds	63.93%
Fixed Income Funds	36.30%
Money Market Fund	0.01%
Total Value of Securities	100.24%
Liabilities Net of Receivables and Other Assets	(0.24%)
Total Net Assets	100.00%

Lincoln iShares® Allocation Funds–2

Lincoln iShares® Fixed Income Allocation Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–103.93%
Fixed Income Funds–103.79%
iShares 1-3 Year Treasury Bond ETF	92	$7,670
iShares Core U.S. Aggregate Bond ETF	447	47,525
iShares Core U.S. Credit Bond ETF	131	14,034
iShares Core U.S. Treasury Bond ETF	570	14,036
iShares iBoxx $ High Yield Corporate Bond ETF	34	2,893
iShares iBoxx $ Investment Grade Corporate Bond ETF	45	5,156
iShares MBS ETF	135	14,064

		105,378

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–0.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	139	$139

		139

Total Investment Companies (Cost $106,809)		105,517

TOTAL VALUE OF SECURITIES–103.93% (Cost $106,809)	105,517
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.93%)	(3,993)

NET ASSETS APPLICABLE TO 10,206 SHARES OUTSTANDING–100.00%	$ 101,524

NET ASSET VALUE PER SHARE–LINCOLN iSHARES® FIXED INCOME ALLOCATION FUND STANDARD CLASS ($101,524 / 10,206 Shares)	$9.948*

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$ 102,090
Undistributed net investment income	1,343
Accumulated net realized loss on investments	(617)
Net unrealized depreciation of investments	(1,292)

TOTAL NET ASSETS	$ 101,524

«	Includes $9,839 expense reimbursement receivable from manager, $6 payable to manager and affiliates and $13,827 other accrued expenses payable as of June 30, 2018.

*	Net Asset Value Per Share does not recalculate exactly, due to rounding.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–3

Lincoln iShares® Global Growth Allocation Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.58%
Equity Funds–50.30%
iShares Core S&P 500 ETF	529	$144,444
iShares Core S&P Mid-Cap ETF	494	96,221
iShares Core S&P Small-Cap ETF	410	34,219
iShares Edge MSCI Min Vol USA ETF	952	50,608
iShares Edge MSCI USA Momentum Factor ETF	277	30,387

		355,879

Fixed Income Funds–28.79%
iShares 1-3 Year Credit Bond ETF	103	10,681
iShares Core U.S. Aggregate Bond ETF	1,009	107,277
iShares Core U.S. Credit Bond ETF	220	23,569
iShares Core U.S. Treasury Bond ETF	616	15,169
iShares iBoxx $ High Yield Corporate Bond ETF	162	13,783

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	319	$33,233

		203,712

International Equity Funds–21.49%
iShares Core MSCI EAFE ETF	1,691	107,159
iShares Core MSCI Emerging Markets ETF	822	43,163
iShares Edge MSCI Min Vol Emerging Markets ETF	30	1,735

		152,057

Total Investment Companies (Cost $682,177)		711,648

TOTAL VALUE OF SECURITIES–100.58% (Cost $682,177)	711,648
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.58%)	(4,128)

NET ASSETS APPLICABLE TO 61,769 SHARES OUTSTANDING–100.00%	$707,520

NET ASSET VALUE PER SHARE–LINCOLN iSHARES® GLOBAL GROWTH ALLOCATION FUND STANDARD CLASS ($707,520 / 61,769 Shares)	$11.454

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$668,066
Undistributed net investment income	7,600
Accumulated net realized gain on investments	2,383
Net unrealized appreciation of investments	29,471

TOTAL NET ASSETS	$707,520

«

Includes $517 payable for securities purchased, $24 payable for fund shares redeemed, $10,104 expense reimbursement receivable from manager, $93 due to manager and affiliates and $15,159 other accrued expenses payable as of June 30, 2018.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Securities

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–4

Lincoln iShares® U.S. Moderate Allocation Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.24%
Equity Funds–63.93%
iShares Core S&P 500 ETF	1,185	$323,564
iShares Core S&P Mid-Cap ETF	783	152,513
iShares Core S&P Small-Cap ETF	297	24,788
iShares Edge MSCI Min Vol USA ETF	1,535	81,601
iShares Edge MSCI USA Momentum Factor ETF	446	48,926

		631,392

Fixed Income Funds–36.30%
iShares 1-3 Year Treasury Bond ETF	414	34,515
iShares Core U.S. Aggregate Bond ETF	1,888	200,732
iShares Core U.S. Credit Bond ETF	324	34,710
iShares Core U.S. Treasury Bond ETF	1,408	34,672
iShares iBoxx $ High Yield Corporate Bond ETF	226	19,228

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	333	$34,692

		358,549

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	52	52

		52

Total Investment Companies (Cost $929,282)		989,993

TOTAL VALUE OF SECURITIES–100.24% (Cost $929,282)	989,993
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.24%)	(2,340)

NET ASSETS APPLICABLE TO 87,448 SHARES OUTSTANDING–100.00%	$987,653

NET ASSET VALUE PER SHARE–LINCOLN iSHARES® U.S. MODERATE ALLOCATION FUND STANDARD CLASS ($987,653 / 87,448 Shares)	$11.294

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$914,583
Undistributed net investment income	9,568
Accumulated net realized gain on investments	2,791
Net unrealized appreciation of investments	60,711

TOTAL NET ASSETS	$987,653

«

Includes $1,069 payable for securities purchased, $36 payable for fund shares redeemed, $9,802 expense reimbursement receivable from manager, $106 due to manager and affiliates and $13,810 other accrued expenses payable as of June 30, 2018.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of financial statements.

Lincoln iShares® Allocation Funds–5

Lincoln iShares® Allocation Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
INVESTMENT INCOME:
Dividends	$1,263	$7,782	$9,657

EXPENSES:
Professional fees	15,086	17,239	15,336
Accounting and administration expenses	15,000	15,000	15,000
Reports and statements to shareholders	1,582	1,589	1,642
Management fees	126	884	1,212
Custodian fees	42	39	60
Shareholder servicing fees	14	103	141
Pricing fees	8	17	14
Other	90	85	87

	31,948	34,956	33,492

Less:
Management fees waived	(100)	(424)	(727)
Expenses reimbursed	(31,772)	(33,825)	(31,844)

Total operating expenses	76	707	921

NET INVESTMENT INCOME	1,187	7,075	8,736

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(653)	1,804	2,301
Net change in unrealized appreciation (depreciation)	(2,729)	(5,695)	994

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,382)	(3,891)	3,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,195)	$3,184	$12,031

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–6

Lincoln iShares® Allocation Funds

Statements of Changes in Net Assets

Six Months Ended June 30, 2018 (unaudited)

	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended 6/30/18 (unaudited)	2/1/17* to 12/31/17	Six Months Ended 6/30/18 (unaudited)	2/1/17* to 12/31/17	Six Months Ended 6/30/18 (unaudited)	2/1/17* to 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,187	$2,246	$7,075	$7,495	$8,736	$11,897
Net realized gain (loss)	(653)	36	1,804	579	2,301	490
Net change in unrealized appreciation (depreciation)	(2,729)	1,437	(5,695)	35,166	994	59,717

Net increase (decrease) in net assets resulting from operations	(2,195)	3,719	3,184	43,240	12,031	72,104

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(2,090)	—	(6,970)	—	(11,065)

	—	(2,090)	—	(6,970)	—	(11,065)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	100,000	—	762,695	80,933	853,929
Reinvestment of dividends and distributions:
Standard Class	—	2,090	—	6,970	—	11,065

	—	102,090	—	769,665	80,933	864,994

Cost of shares redeemed:
Standard Class	—	—	(4,763)	(96,836)	(15,137)	(16,207)

Increase (Decrease) in net assets derived from capital share transactions	—	102,090	(4,763)	672,829	65,796	848,787

NET INCREASE (DECREASE) IN NET ASSETS	(2,195)	103,719	(1,579)	709,099	77,827	909,826
NET ASSETS:
Beginning of period	103,719	—	709,099	—	909,826	—

End of period	$101,524	$103,719	$707,520	$709,099	$987,653	$909,826

Undistributed net investment income	$1,343	$156	$7,600	$525	$9,568	$832

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–7

Lincoln iShares® Fixed Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	Lincoln iShares® Fixed Income Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		2/1/17[2] to 12/31/17
Net asset value, beginning of period	$10.163		$10.000

Income (loss) from investment operations:
Net investment income[3]	0.116		0.225
Net realized and unrealized gain (loss)	(0.331)		0.147

Total from investment operations	(0.215)		0.372

Less dividends and distributions from:
Net investment income	—		(0.209)

Total dividends and distributions	—		(0.209)

Net asset value, end of period	$9.948		$10.163

Total return[4]	(2.12%	)	3.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102		$104
Ratio of expenses to average net assets[5]	0.15%		0.15%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	63.49%		58.01%
Ratio of net investment income to average net assets	2.36%	[6]	2.40%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(60.98%	)[6]	(55.46% )
Portfolio turnover	23%		16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver and expenses reimbursed by the manager. Performance would have been lower had the waiver and expense reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–8

Lincoln iShares® Global Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	Lincoln iShares® Global Growth Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		2/1/17[2] to 12/31/17
Net asset value, beginning of period	$11.403		$10.000

Income (loss) from investment operations:
Net investment income[3]	0.114		0.280
Net realized and unrealized gain (loss)	(0.063)		1.236

Total from investment operations	0.051		1.516

Less dividends and distributions from:
Net investment income	—		(0.113)

Total dividends and distributions	—		(0.113)

Net asset value, end of period	$11.454		$11.403

Total return[4]	0.45%		15.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$708		$709
Ratio of expenses to average net assets[5]	0.20%		0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	9.89%		23.01%
Ratio of net investment income to average net assets	2.00%	[6]	2.78%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(7.69%	)[6]	(20.03% )
Portfolio turnover	18%		43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver and expenses reimbursed by the manager. Performance would have been lower had the waiver and expense reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–9

Lincoln iShares® U.S. Moderate Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period were as follows:

	Lincoln iShares® U.S. Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		2/1/17[2] to 12/31/17

Net asset value, beginning of period	$11.128		$10.000

Income from investment operations:
Net investment income[3]	0.100		0.216
Net realized and unrealized gain	0.066		1.049

Total from investment operations	0.166		1.265

Less dividends and distributions from:
Net investment income	—		(0.137)

Total dividends and distributions	—		(0.137)

Net asset value, end of period	$11.294		$11.128

Total return[4]	1.49%		12.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$988		$910
Ratio of expenses to average net assets[5]	0.19%		0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	6.90%		10.32%
Ratio of net investment income to average net assets	1.80%[6]		2.20%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(4.91%	)[6]	(7.93% )
Portfolio turnover	13%		12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver and expenses reimbursed by the manager. Performance would have been lower had the waiver and expense reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

Lincoln iShares® Allocation Funds–10

Lincoln iShares® Allocation Funds

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln iShares® Fixed Income Allocation Fund, Lincoln iShares® Global Growth Allocation Fund and Lincoln iShares® U.S. Moderate Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in Exchange-Traded Funds (“ETFs”) or financial instruments that provide exposure to such underlying ETFs or other investment companies (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. The underlying ETFs will primarily be BlackRock iShares ETFs.

Financial statements for the Underlying Funds can be found at http://www.sec.gov.

The investment objective of the Lincoln iShares® Fixed Income Allocation Fund is to maximize total return, consistent with prudent investment management and liquidity needs.

The investment objective of the Lincoln iShares® Global Growth Allocation Fund and the Lincoln iShares® U.S. Moderate Allocation Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions to be taken on each Fund’s federal income tax return through the six months ended June 30, 2018 and the year ended December 31, 2017, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Lincoln iShares® Allocation Funds–11

Lincoln iShares® Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statements of Operations with the corresponding expenses offset shown as “Expenses paid indirectly.” There were no earnings credits for the six months ended June 30, 2018.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. This fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee for each Fund. The waiver is accrued daily and received monthly. The agreements will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The waiver amounts as a percentage of each Fund’s average daily net assets are as follows:

Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.20%	0.12%	0.15%

LIAC has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The expense limits as a percentage of each Fund’s average daily net assets are as follows:

Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
0.15%	0.20%	0.19%

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pay BlackRock a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, there were no fees paid by the Funds for these services.

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. The Funds pay Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, there were no fees paid by the Funds for these services.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

Lincoln iShares® Allocation Funds–12

Lincoln iShares® Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Funds had expense reimbursement receivable from and liabilities payable to affiliates as follows:

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Expense reimbursement receivable from LIAC	$9,839	$10,104	$9,802
Management fees payable to LIAC	4	76	82
Shareholder servicing fees payable to Lincoln Life	2	17	24

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Funds pay compensation to unaffiliated trustees.

At June 30, 2018, Lincoln Life directly owned 100% of Lincoln iShares® Fixed Income Allocation Fund.

3. Investments

For the six months ended June 30, 2018, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Purchases	$25,970	$130,839	$191,272
Sales	33,633	139,438	126,007

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Cost of investments	$106,809	$682,177	$929,282

Aggregate unrealized appreciation of investments	$—	$34,331	$69,956
Aggregate unrealized depreciation of investments	(1,292)	(4,860)	(9,245)

Net unrealized appreciation of investments	$(1,292)	$29,471	$60,711

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Lincoln iShares® Allocation Funds–13

Lincoln iShares® Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1	Lincoln iShares® Fixed Income Allocation Fund	Lincoln iShares® Global Growth Allocation Fund	Lincoln iShares® U.S. Moderate Allocation Fund
Investments:

Assets:
Investment Companies	$105,517	$711,648	$989,993

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. Each Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Lincoln iShares® Fixed Income Allocation Fund		Lincoln iShares® Global Growth Allocation Fund		Lincoln iShares® U.S. Moderate Allocation Fund
	Six Months Ended 6/30/18	2/1/17* to 12/31/17	Six Months Ended 6/30/18	2/1/17* to 12/31/17	Six Months Ended 6/30/18	2/1/17* to 12/31/17
Shares sold:
Standard Class	—	10,000	—	70,484	7,044	82,269
Shares reinvested:
Standard Class	—	206	—	611	—	992

	—	10,206	—	71,095	7,044	83,261

Shares redeemed:
Standard Class	—	—	(414)	(8,912)	(1,354)	(1,503)

Net increase (decrease)	—	10,206	(414)	62,183	5,690	81,758

*	Date of commencement of operations.

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

Lincoln iShares® Allocation Funds–14

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Income Allocation Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2018

LVIP American Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP American Balanced Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,006.30	0.25%	$1.24
Service Class Shares	1,000.00	1,004.50	0.60%	2.98

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

LVIP American Growth Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,010.20	0.25%	$1.25
Service Class Shares	1,000.00	1,008.40	0.60%	2.99

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

LVIP American Income Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$998.40	0.27%	$1.34
Service Class Shares	1,000.00	996.60	0.62%	3.07

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,021.72	0.62%	3.11

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Allocation Funds–1

LVIP American Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

LVIP American Balanced Allocation Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	3.03%
Investment Company	3.03%
Fixed Income Fund	3.03%
Unaffiliated Investments	97.20%
Investment Companies	97.20%
Asset Allocation Fund	15.01%
Equity Funds	31.14%
Fixed Income Funds	32.30%
Global Equity Funds	5.86%
Global Fixed Income Fund	2.01%
International Equity Funds	10.72%
Money Market Fund	0.16%
Total Value of Securities	100.23%
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

LVIP American Growth Allocation Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	3.04%
Investment Company	3.04%
Fixed Income Fund	3.04%
Unaffiliated Investments	97.12%
Investment Companies	97.12%
Asset Allocation Fund	11.04%
Equity Funds	36.27%
Fixed Income Funds	24.29%
Global Equity Funds	7.84%
International Equity Funds	17.58%
Money Market Fund	0.10%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%

LVIP American Income Allocation Fund

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.08%
Asset Allocation Fund	13.96%
Equity Funds	22.02%
Fixed Income Funds	54.32%
Global Equity Fund	1.94%
Global Fixed Income Fund	3.00%
International Equity Funds	4.84%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP American Allocation Funds–2

LVIP American Balanced Allocation Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.03%
INVESTMENT COMPANY–3.03%
Fixed Income Fund–3.03%
✢American Funds Insurance Series®–
Mortgage Bond Fund	2,648,060	$27,301,494

Total Affiliated Investment (Cost $27,163,918)		27,301,494

UNAFFILIATED INVESTMENTS–97.20%
INVESTMENT COMPANIES–97.20%
Asset Allocation Fund–15.01%
²American Funds®–
Capital Income Builder	2,256,851	135,253,054

		135,253,054

Equity Funds–31.14%
²American Funds®–
AMCAP Fund	1,606,686	54,129,251
American Mutual Fund	1,337,990	54,375,919
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	4,587,782	63,494,897
Growth Fund	702,271	54,334,688
Growth-Income Fund	1,089,183	54,306,640

		280,641,395

Fixed Income Funds–32.30%
²American Funds®–
Intermediate Bond Fund of America	5,540,960	72,697,393
✢American Funds Insurance Series®–
Bond Fund	16,351,642	172,836,851
High-Income Bond Fund	1,796,109	18,194,579
U.S. Government/AAA-Rated Securities Fund	2,294,434	27,326,707

		291,055,530

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds–5.86%
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,221,744	$17,715,289
Global Small Capitalization Fund	1,379,692	35,085,577

		52,800,866

Global Fixed Income Fund–2.01%
✢American Funds Insurance Series®–
Global Bond Fund	1,554,327	18,076,823

		18,076,823

International Equity Funds–10.72%
✢American Funds Insurance Series®–
International Fund	3,417,149	70,632,476
New World Fund	1,098,612	25,949,214

		96,581,690

Money Market Fund–0.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	1,401,405	1,401,405

		1,401,405

Total Unaffiliated Investments (Cost $781,682,008)		875,810,763

TOTAL VALUE OF SECURITIES–100.23% (Cost $808,845,926)	903,112,257
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(2,032,881)

NET ASSETS APPLICABLE TO 69,046,275 SHARES OUTSTANDING–100.00%	$901,079,376

NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($33,431,001 / 2,555,958 Shares)	$13.080

NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($867,648,375 / 66,490,317 Shares)	$13.049

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$761,517,882
Undistributed net investment income	2,972,060
Accumulated net realized gain on investments	42,323,103
Net unrealized appreciation of investments	94,266,331

TOTAL NET ASSETS	$901,079,376

LVIP American Allocation Funds–3

LVIP American Balanced Allocation Fund

Statement of Net Assets (continued)

²	Class R-6 shares.

✢	Class 1 shares.

«	Includes $1,530,241 payable for investments purchased, $216,938 payable for fund shares redeemed, $422,702 due to manager and affiliated and $14,735 other expenses payable as of June 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–4

LVIP American Growth Allocation Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.04%
INVESTMENT COMPANY–3.04%
Fixed Income Fund–3.04%
✢American Funds Insurance Series®–
Mortgage Bond Fund	2,634,773	$27,164,514

Total Affiliated Investment (Cost $27,361,442)		27,164,514

UNAFFILIATED INVESTMENTS–97.12%
INVESTMENT COMPANIES–97.12%
Asset Allocation Fund–11.04%
²American Funds®–
Capital Income Builder	1,646,737	98,688,934

		98,688,934

Equity Funds–36.27%
²American Funds®–
AMCAP Fund	1,598,634	53,857,994
American Mutual Fund	1,553,170	63,120,830
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	5,216,936	72,202,390
Growth Fund	698,753	54,062,533
Growth-Income Fund	1,625,589	81,051,881

		324,295,628

Fixed Income Funds–24.29%
²American Funds®–
Intermediate Bond Fund of America	4,824,014	63,291,063
✢American Funds Insurance Series®–
Bond Fund	12,844,419	135,765,509
U.S. Government/AAA-Rated Securities Fund	1,521,948	18,126,400

		217,182,972

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Funds–7.84%
✢American Funds Insurance Series®–
Global Growth & Income Fund	1,823,445	$26,439,953
Global Small Capitalization Fund	1,715,983	43,637,453

		70,077,406

International Equity Funds–17.58%
²American Funds®–
EuroPacific Growth Fund	325,233	17,403,232
✢American Funds Insurance Series®–
International Fund	5,100,084	105,418,744
New World Fund	1,457,492	34,425,954

		157,247,930

Money Market Fund–0.10%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	934,948	934,948

		934,948

Total Unaffiliated Investments (Cost $756,340,268)		868,427,818

TOTAL VALUE OF SECURITIES–100.16% (Cost $783,701,710)	895,592,332
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.16%)	(1,433,248)

NET ASSETS APPLICABLE TO 65,080,292 SHARES OUTSTANDING–100.00%	$894,159,084

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($15,784,305 /1,146,193 Shares)	$13.771

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($878,374,779 /63,934,099 Shares)	$13.739

LVIP American Allocation Funds–5

LVIP American Growth Allocation Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$725,845,031
Undistributed net investment income	2,153,879
Accumulated net realized gain on investments	54,269,552
Net unrealized appreciation of investments	111,890,622

TOTAL NET ASSETS	$894,159,084

²	Class R-6 shares.

✢	Class 1 shares.

«	Includes $425,356 due to manager and affiliates, $17,177 other accrued expenses payable, $1,047,209 payable for investments purchased and $615,785 payable for fund shares redeemed as of June 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–6

LVIP American Income Allocation Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.08%
Asset Allocation Fund–13.96%
²American Funds®–
Capital Income Builder	477,561	$28,620,252

		28,620,252

Equity Funds–22.02%
²American Funds®–
AMCAP Fund	303,583	10,227,710
American Mutual Fund	252,809	10,274,163
✢American Funds Insurance Series®–
Blue Chip Income & Growth Fund	743,024	10,283,457
Growth Fund	106,160	8,213,638
Growth-Income Fund	123,482	6,156,834

		45,155,802

Fixed Income Funds–54.32%
²American Funds®–
Intermediate Bond Fund of America	1,884,605	24,726,018
✢American Funds Insurance Series®–
Bond Fund	5,854,273	61,879,666
High-Income Bond Fund	407,286	4,125,803
Mortgage Bond Fund	800,600	8,254,189
U.S. Government/AAA-Rated Securities Fund	1,040,535	12,392,768

		111,378,444

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Global Equity Fund–1.94%
✢American Funds Insurance Series®–
Global Small Capitalization Fund	156,377	$3,976,678

		3,976,678

Global Fixed Income Fund–3.00%
✢American Funds Insurance Series®–
Global Bond Fund	528,622	6,147,871

		6,147,871

International Equity Funds–4.84%
✢American Funds Insurance Series®–
International Fund	290,438	6,003,345
New World Fund	165,975	3,920,337

		9,923,682

Total Investment Companies (Cost $192,375,953)		205,202,729

TOTAL VALUE OF SECURITIES–100.08% (Cost $192,375,953)	205,202,729
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(166,901)

NET ASSETS APPLICABLE TO 17,487,040 SHARES OUTSTANDING–100.00%	$205,035,828

NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($9,019,542 / 767,587 Shares)	$11.751

NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($196,016,286 / 16,719,453 Shares)	$11.724

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$187,034,432
Undistributed net investment income	739,169
Accumulated net realized gain on investments	4,435,451
Net unrealized appreciation of investments	12,826,776

TOTAL NET ASSETS	$205,035,828

²	Class R-6 shares.

✢	Class 1 shares.

«	Includes $96,931 due to manager and affiliates, $13,835 other accrued expenses payable, $56,157 payable for fund shares redeemed and $42,850 payable for investments purchased as of June 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–7

LVIP American Allocation Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$5,544,775	$4,723,109	$1,370,191
Dividends from affiliated investment	87,807	87,328	—

	5,632,582	4,810,437	1,370,191

EXPENSES:
Distribution fees-Service Class	1,524,857	1,543,663	349,789
Management fees	1,130,931	1,122,062	261,298
Shareholder servicing fees	131,188	130,159	30,404
Accounting and administration expenses	46,069	45,751	22,229
Professional fees	16,272	18,119	13,201
Trustees’ fees and expenses	13,472	13,290	3,123
Reports and statements to shareholders	13,096	10,006	4,309
Custodian fees	4,778	5,462	2,433
Consulting fees	1,148	1,142	937
Other	4,897	5,068	1,031

	2,886,708	2,894,722	688,754
Less:
Management fees waived	(226,186)	(224,412)	(52,260)

Total operating expenses	2,660,522	2,670,310	636,494

NET INVESTMENT INCOME	2,972,060	2,140,127	733,697

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	22,234,106	27,935,107	2,948,728
Sale of unaffiliated investments	3,633,421	3,318,230	362,795
Sale of affiliated investment	(43,925)	(40,112)	—

Net realized gain	25,823,602	31,213,225	3,311,523

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	(24,101,764)	(25,198,350)	(4,759,349)
Affiliated investment	(370,072)	(365,202)	—

Net change in unrealized appreciation (depreciation)	(24,471,836)	(25,563,552)	(4,759,349)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,351,766	5,649,673	(1,447,826)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,323,826	$7,789,800	$(714,129)

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–8

LVIP American Allocation Funds

Statements of Changes in Net Assets

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,972,060	$13,464,749	$2,140,127	$11,580,559	$733,697	$3,215,760
Net realized gain	25,823,602	31,093,824	31,213,225	38,207,216	3,311,523	4,538,014
Net change in unrealized appreciation (depreciation)	(24,471,836)	72,834,673	(25,563,552)	87,102,819	(4,759,349)	11,282,721

Net increase (decrease) in net assets resulting from operations	4,323,826	117,393,246	7,789,800	136,890,594	(714,129)	19,036,495

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(721,333)	—	(291,649)	—	(209,741)
Service Class	—	(15,906,241)	—	(13,616,480)	—	(4,011,803)
Net realized gain:
Standard Class	—	(812,947)	—	(493,678)	—	(140,061)
Service Class	—	(21,795,376)	—	(28,050,253)	—	(3,073,081)

	—	(39,235,897)	—	(42,452,060)	—	(7,434,686)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,729,071	5,215,257	1,588,081	2,093,259	866,459	2,588,037
Service Class	41,344,533	99,370,434	46,172,234	64,075,787	11,093,720	33,123,000
Reinvestment of dividends and distributions:
Standard Class	—	1,534,280	—	785,327	—	349,802
Service Class	—	37,701,617	—	41,666,733	—	7,084,884

	45,073,604	143,821,588	47,760,315	108,621,106	11,960,179	43,145,723

Cost of shares redeemed:
Standard Class	(4,420,638)	(6,197,493)	(1,663,571)	(4,247,596)	(924,737)	(2,056,827)
Service Class	(65,815,571)	(119,124,542)	(63,634,814)	(125,666,753)	(17,544,579)	(33,738,725)

	(70,236,209)	(125,322,035)	(65,298,385)	(129,914,349)	(18,469,316)	(35,795,552)

Increase (decrease) in net assets derived from capital share transactions	(25,162,605)	18,499,553	(17,538,070)	(21,293,243)	(6,509,137)	7,350,171

NET INCREASE (DECREASE) IN NET ASSETS	(20,838,779)	96,656,902	(9,748,270)	73,145,291	(7,223,266)	18,951,980
NET ASSETS:
Beginning of period	921,918,155	825,261,253	903,907,354	830,762,063	212,259,094	193,307,114

End of period	$901,079,376	$921,918,155	$894,159,084	$903,907,354	$205,035,828	$212,259,094

Undistributed net investment income	$2,972,060	$—	$2,153,879	$13,752	$739,169	$5,472

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–9

LVIP American Balanced Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$12.998	$11.865	$11.893	$12.768	$12.820	$11.416

Income (loss) from investment operations:
Net investment income[2]	0.065	0.238	0.235	0.237	0.279	0.246
Net realized and unrealized gain (loss)	0.017	1.508	0.503	(0.328)	0.453	1.463

Total from investment operations	0.082	1.746	0.738	(0.091)	0.732	1.709

Less dividends and distributions from:
Net investment income	—	(0.282)	(0.256)	(0.363)	(0.297)	(0.257)
Net realized gain	—	(0.331)	(0.510)	(0.421)	(0.487)	(0.048)

Total dividends and distributions	—	(0.613)	(0.766)	(0.784)	(0.784)	(0.305)

Net asset value, end of period	$13.080	$12.998	$11.865	$11.893	$12.768	$12.820

Total return[3]	0.63%	14.80%	6.20%	(0.68% )	5.74%	14.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,431	$33,900	$30,474	$30,201	$30,939	$29,314
Ratio of expenses to average net assets[4]	0.25%	0.24%	0.23%	0.22%	0.22%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.29%	0.28%	0.27%	0.27%	0.28%
Ratio of net investment income to average net assets	0.99%[5]	1.87%	1.94%	1.85%	2.13%	2.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94%[5]	1.82%	1.89%	1.80%	2.08%	1.95%
Portfolio turnover	7%	27%	30%	25%	19%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–10

LVIP American Balanced Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$12.991	$11.860	$11.890	$12.765	$12.818	$11.416

Income (loss) from investment operations:
Net investment income[2]	0.042	0.193	0.192	0.192	0.233	0.202
Net realized and unrealized gain (loss)	0.016	1.506	0.501	(0.328)	0.452	1.462

Total from investment operations	0.058	1.699	0.693	(0.136)	0.685	1.664

Less dividends and distributions from:
Net investment income	—	(0.237)	(0.213)	(0.318)	(0.251)	(0.214)
Net realized gain	—	(0.331)	(0.510)	(0.421)	(0.487)	(0.048)

Total dividends and distributions	—	(0.568)	(0.723)	(0.739)	(0.738)	(0.262)

Net asset value, end of period	$13.049	$12.991	$11.860	$11.890	$12.765	$12.818

Total return[3]	0.45%	14.41%	5.83%	(1.03% )	5.37%	14.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$867,648	$888,018	$794,787	$782,499	$819,047	$778,627
Ratio of expenses to average net assets[4]	0.60%	0.59%	0.58%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.64%	0.63%	0.62%	0.62%	0.63%
Ratio of net investment income to average net assets	0.64%[5]	1.52%	1.59%	1.50%	1.78%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.59%[5]	1.47%	1.54%	1.45%	1.73%	1.60%
Portfolio turnover	7%	27%	30%	25%	19%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–11

LVIP American Growth Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$13.632	$12.207	$12.265	$13.298	$13.297	$11.526

Income (loss) from investment operations:
Net investment income[2]	0.056	0.222	0.229	0.243	0.287	0.247
Net realized and unrealized gain (loss)	0.083	1.904	0.561	(0.369)	0.459	1.820

Total from investment operations	0.139	2.126	0.790	(0.126)	0.746	2.067

Less dividends and distributions from:
Net investment income	—	(0.258)	(0.251)	(0.370)	(0.303)	(0.247)
Net realized gain	—	(0.443)	(0.597)	(0.537)	(0.442)	(0.049)

Total dividends and distributions	—	(0.701)	(0.848)	(0.907)	(0.745)	(0.296)

Net asset value, end of period	$13.771	$13.632	$12.207	$12.265	$13.298	$13.297

Total return[3]	1.02%	17.56%	6.45%	(0.89% )	5.63%	17.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,784	$15,691	$15,462	$13,884	$15,753	$14,903
Ratio of expenses to average net assets[4]	0.25%	0.24%	0.22%	0.22%	0.22%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.29%	0.27%	0.27%	0.27%	0.28%
Ratio of net investment income to average net assets	0.82%[5]	1.68%	1.84%	1.82%	2.11%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.77%[5]	1.63%	1.79%	1.77%	2.06%	1.91%
Portfolio turnover	7%	26%	30%	23%	19%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–12

LVIP American Growth Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$13.624	$12.203	$12.263	$13.295	$13.295	$11.527

Income (loss) from investment operations:
Net investment income[2]	0.032	0.175	0.185	0.196	0.239	0.202
Net realized and unrealized gain (loss)	0.083	1.901	0.560	(0.368)	0.458	1.818

Total from investment operations	0.115	2.076	0.745	(0.172)	0.697	2.020

Less dividends and distributions from:
Net investment income	—	(0.212)	(0.208)	(0.323)	(0.255)	(0.203)
Net realized gain	—	(0.443)	(0.597)	(0.537)	(0.442)	(0.049)

Total dividends and distributions	—	(0.655)	(0.805)	(0.860)	(0.697)	(0.252)

Net asset value, end of period	$13.739	$13.624	$12.203	$12.263	$13.295	$13.295

Total return[3]	0.84%	17.15%	6.08%	(1.23% )	5.26%	17.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$878,375	$888,216	$815,300	$819,345	$845,384	$783,260
Ratio of expenses to average net assets[4]	0.60%	0.59%	0.57%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.64%	0.62%	0.62%	0.62%	0.63%
Ratio of net investment income to average net assets	0.47%[5]	1.33%	1.49%	1.47%	1.76%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.42%[5]	1.28%	1.44%	1.42%	1.71%	1.56%
Portfolio turnover	7%	26%	30%	23%	19%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–13

LVIP American Income Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.770	$11.098	$11.047	$11.827	$11.937	$11.208

Income (loss) from investment operations:
Net investment income[2]	0.060	0.225	0.234	0.226	0.266	0.231
Net realized and unrealized gain (loss)	(0.079)	0.911	0.388	(0.310)	0.469	0.771

Total from investment operations	(0.019)	1.136	0.622	(0.084)	0.735	1.002

Less dividends and distributions from:
Net investment income	—	(0.278)	(0.258)	(0.361)	(0.300)	(0.254)
Net realized gain	—	(0.186)	(0.313)	(0.335)	(0.545)	(0.019)

Total dividends and distributions	—	(0.464)	(0.571)	(0.696)	(0.845)	(0.273)

Net asset value, end of period	$11.751	$11.770	$11.098	$11.047	$11.827	$11.937

Total return[3]	(0.16% )	10.27%	5.62%	(0.70% )	6.20%	8.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,020	$9,096	$7,772	$7,355	$8,346	$6,351
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.25%	0.25%	0.24%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.30%	0.30%	0.29%	0.30%
Ratio of net investment income to average net assets	1.04%[5]	1.92%	2.06%	1.91%	2.17%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%[5]	1.87%	2.01%	1.86%	2.12%	1.92%
Portfolio turnover	6%	32%	31%	31%	22%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–14

LVIP American Income Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.764	$11.094	$11.044	$11.823	$11.934	$11.207

Income (loss) from investment operations:
Net investment income[2]	0.040	0.183	0.194	0.184	0.223	0.190
Net realized and unrealized gain (loss)	(0.080)	0.910	0.387	(0.308)	0.468	0.769

Total from investment operations	(0.040)	1.093	0.581	(0.124)	0.691	0.959

Less dividends and distributions from:
Net investment income	—	(0.237)	(0.218)	(0.320)	(0.257)	(0.213)
Net realized gain	—	(0.186)	(0.313)	(0.335)	(0.545)	(0.019)

Total dividends and distributions	—	(0.423)	(0.531)	(0.655)	(0.802)	(0.232)

Net asset value, end of period	$11.724	$11.764	$11.094	$11.044	$11.823	$11.934

Total return[3]	(0.34% )	9.89%	5.25%	(1.04% )	5.84%	8.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$196,016	$203,163	$185,535	$177,613	$203,605	$208,183
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.60%	0.60%	0.59%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.67%	0.67%	0.65%	0.65%	0.64%	0.65%
Ratio of net investment income to average net assets	0.69%[5]	1.57%	1.71%	1.56%	1.82%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%[5]	1.52%	1.66%	1.51%	1.77%	1.57%
Portfolio turnover	6%	32%	31%	31%	22%	61%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Allocation Funds–15

LVIP American Allocation Funds

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Balanced Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP American Growth Allocation Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

The investment objective of the LVIP American Income Allocation Fund is to seek a high level of current income with some consideration given to growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP American Allocation Funds–16

LVIP American Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2018.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the average daily net assets of each Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (“Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$25,642	$25,382	$5,967
Legal	5,109	5,057	1,189

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. The each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the average daily net assets of each Fund, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, these fees were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$8,753	$5,688	$2,044

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP American Allocation Funds–17

LVIP American Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Funds had liabilities payable to affiliates as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LIAC	$149,188	$148,303	$34,229
Distribution fees payable to LFD	251,388	254,927	57,298
Printing and mailing fees payable to Lincoln Life	494	622	348
Shareholder servicing fees payable to Lincoln Life	21,632	21,504	5,056

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	LVIP American Balanced Allocation Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–3.03%@
Fixed Income Fund–3.03%@
✢American Funds Insurance Series - Mortgage Bond Fund	$27,338,990	$1,793,488	$1,416,987	$(43,925)	$(370,072)	$27,301,494	2,648,060	$87,807	$—

@	As a percentage of Net Assets as of June 30, 2018.
✢	Class 1 shares.

	LVIP American Growth Allocation Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–3.04%@
Fixed Income Fund–3.04%@
✢American Funds Insurance Series - Mortgage Bond Fund	$26,733,430	$2,118,444	$1,282,046	$(40,112)	$(365,202)	$27,164,514	2,634,773	$87,328	$—

@	As a percentage of Net Assets as of June 30, 2018.
✢	Class 1 shares.

3. Investments

For the six months ended June 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$65,858,184	$74,852,575	$13,609,687
Sales	66,326,386	62,718,584	16,275,828

LVIP American Allocation Funds–18

LVIP American Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$808,845,926	$783,701,710	$192,375,953

Aggregate unrealized appreciation of investments	$101,831,664	$117,605,418	$15,399,788
Aggregate unrealized depreciation of investments	(7,565,333)	(5,714,796)	(2,573,012)

Net unrealized appreciation of investments	$94,266,331	$111,890,622	$12,826,776

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:

Assets:
Affiliated Investment Company	$27,301,494	$27,164,514	$—
Unaffiliated Investment Companies	875,810,763	868,427,818	205,202,729

Total Investments	$903,112,257	$895,592,332	$205,202,729

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP American Allocation Funds–19

LVIP American Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	285,424	407,617	115,632	159,613	73,253	221,748
Service Class	3,158,793	7,859,497	3,358,882	4,892,134	944,414	2,846,985
Shares reinvested:
Standard Class	—	118,524	—	58,243	—	29,665
Service Class	—	2,919,089	—	3,099,352	—	601,624

	3,444,217	11,304,727	3,474,514	8,209,342	1,017,667	3,700,022

Shares redeemed:
Standard Class	(337,498)	(486,620)	(120,478)	(333,450)	(78,526)	(178,842)
Service Class	(5,027,426)	(9,432,168)	(4,621,576)	(9,608,170)	(1,495,417)	(2,901,780)

	(5,364,924)	(9,918,788)	(4,742,054)	(9,941,620)	(1,573,943)	(3,080,622)

Net increase (decrease)	(1,920,707)	1,385,939	(1,267,540)	(1,732,278)	(556,276)	619,400

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Allocation Funds–20

LVIP American Century Select Mid Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP American Century Select

Mid Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,003.80	0.06%	$0.30
Service Class Shares	1,000.00	1,002.00	0.41%	2.04

Hypothetical (5% return before expenses)*
Standard Class Shares	$1,000.00	$1,024.50	0.06%	$0.30
Service Class Shares	1,000.00	1,022.76	0.41%	2.06

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.08%
Investment Companies	95.08%
Equity Funds	95.08%
Unaffiliated Investment	4.84%
Investment Company	4.84%
Money Market Fund	4.84%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–95.08%
INVESTMENT COMPANIES–95.08%
Equity Funds–95.08%
*American Century VP– Capital Appreciation Fund	4,642,329	$72,559,608
Mid Cap Value Fund	14,015,688	294,329,452

Total Affiliated Investments (Cost $339,519,151)		366,889,060

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.84%
INVESTMENT COMPANY–4.84%
Money Market Fund–4.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	18,666,311	$18,666,311

Total Unaffiliated Investment (Cost $18,666,311)		18,666,311

TOTAL VALUE OF SECURITIES–99.92% (Cost $358,185,462)	385,555,371
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	327,446

NET ASSETS APPLICABLE TO 27,913,711 SHARES OUTSTANDING–100.00%	$385,882,817

*	Class I shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	British Pound	$248,175	$251,785	9/18/18	$(3,610)
3	Euro	440,119	445,340	9/18/18	(5,221)
3	Japanese Yen	340,031	342,418	9/18/18	(2,387)

					(11,218)

Equity Contracts:
15	E-mini Russell 2000 Index	1,235,625	1,261,392	9/24/18	(25,767)
59	E-mini S&P 500 Index	8,028,720	8,215,184	9/22/18	(186,464)
38	E-mini S&P MidCap 400 Index	7,433,180	7,581,016	9/24/18	(147,836)
9	Euro STOXX 50 Index	356,401	365,457	9/24/18	(9,056)
3	FTSE 100 Index	300,962	302,864	9/24/18	(1,902)
2	Nikkei 225 Index (OSE)	402,655	404,834	9/14/18	(2,179)

					(373,204)

Total Futures Contracts					$(384,422)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$366,889,060
Unaffiliated investment, at value	18,666,311
Cash collateral held at broker for futures contracts	730,145
Cash	78,688
Receivable for fund shares sold	43,288
Dividends receivable	25,571
Variation margin due from broker on futures contracts	24,421
Expense reimbursement receivable from Lincoln Investment Advisor Corporation.	22,149

TOTAL ASSETS.	386,479,633

LIABILITIES:
Payable for fund shares redeemed	240,658
Payable for investments purchased	191,572
Due to manager and affiliates	140,845
Other accrued expenses payable	16,454
Due to custodian	7,287

TOTAL LIABILITIES	596,816

TOTAL NET ASSETS	$385,882,817

Affiliated investments, at cost	$339,519,151
Unaffiliated investment, at cost	18,666,311

Standard Class:
Net Assets	$14,764
Shares Outstanding	1,066
Net Asset Value Per Share	$13.853	*

Service Class:
Net Assets	$385,868,053
Shares Outstanding	27,912,645
Net Asset Value Per Share	$13.824

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$326,313,564
Undistributed net investment income	1,901,378
Accumulated net realized gain on investments	30,682,450
Net unrealized appreciation of investments, foreign currencies and derivatives	26,985,425

TOTAL NET ASSETS	$385,882,817

*	Net Asset Value Per Share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap

Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from affiliated investments	$1,988,035
Dividends from unaffiliated investment	131,841

2,119,876

EXPENSES:
Management fees	1,399,593
Distribution fees-Service Class	653,118
Shareholder servicing fees	54,118
Accounting and administration expenses	27,673
Professional fees	17,400
Reports and statements to shareholders	16,535
Trustees’ fees and expenses	5,452
Consulting fees	1,955
Custodian fees	253
Pricing fees.	105
Other	1,326

2,177,528
Less:
Management fees waived	(1,287,626)
Expenses reimbursed.	(124,743)
Expenses paid indirectly	(74)

Total operating expenses	765,085

NET INVESTMENT INCOME	1,354,791

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investments	17,756,502
Sale of investments in affiliated investment companies	(69,410)
Foreign currencies	(2,324)
Futures contracts	903,220

Net realized gain	18,587,988

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(18,637,382)
Futures contracts	(582,318)
Foreign currencies	(58)

Net change in unrealized appreciation (depreciation)	(19,219,758)

NET REALIZED AND UNREALIZED LOSS	(631,770)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$723,021

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap

Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,354,791	$2,736,107
Net realized gain	18,587,988	15,288,624
Net change in unrealized appreciation (depreciation)	(19,219,758)	23,328,993

Net increase in net assets resulting from operations	723,021	41,353,724

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(175)
Service Class	—	(3,188,375)
Net realized gain:
Standard Class	—	(163)
Service Class	—	(4,098,654)

	—	(7,287,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	—
Service Class	41,412,071	110,489,644
Reinvestment of dividends and distributions:
Standard Class	—	338
Service Class	—	7,287,029

	41,412,071	117,777,011

Cost of shares redeemed:
Standard Class	—	—
Service Class	(23,498,825)	(44,105,345)

	(23,498,825)	(44,105,345)

Increase in net assets derived from capital share transactions	17,913,246	73,671,666

NET INCREASE IN NET ASSETS .	18,636,267	107,738,023
NET ASSETS:
Beginning of period	367,246,550	259,508,527

End of period	$385,882,817	$367,246,550

Undistributed net investment income	$1,901,378	$546,587

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–5

LVIP American Century Select Mid Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16[2]	12/31/15	1/2/14[3] to 12/31/14

Net asset value, beginning of period	$13.801		$12.418	$10.706	$11.348	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.074		0.154	0.164	0.177	0.116
Net realized and unrealized gain (loss)	(0.022)		1.552	1.740	(0.618)	1.300

Total from investment operations	0.052		1.706	1.904	(0.441)	1.416

Less dividends and distributions from:
Net investment income	—		(0.167)	(0.192)	(0.201)	(0.068)
Net realized gain	—		(0.156)	—	—	—

Total dividends and distributions	—		(0.323)	(0.192)	(0.201)	(0.068)

Net asset value, end of period	$13.853		$13.801	$12.418	$10.706	$11.348

Total return[5]	0.38%		13.79%	17.83%	(3.91% )	14.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15		$15	$13	$11	$12
Ratio of expenses to average net assets[6]	0.06%		0.06%	0.04%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.82%		0.81%	0.83%	0.85%	0.95%
Ratio of net investment income to average net assets	1.08%	[7]	1.17%	1.43%	1.57%	1.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.32%	[7]	0.42%	0.64%	0.72%	0.16%
Portfolio turnover	4%		7%	28%	15%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–6

LVIP American Century Select Mid Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16[2]	12/31/15	1/2/14[3] to 12/31/14

Net asset value, beginning of period	$13.796		$12.420	$10.708	$11.349	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.050		0.108	0.125	0.137	0.084
Net realized and unrealized gain (loss)	(0.022)		1.545	1.739	(0.616)	1.293

Total from investment operations	0.028		1.653	1.864	(0.479)	1.377

Less dividends and distributions from:
Net investment income	—		(0.121)	(0.152)	(0.162)	(0.028)
Net realized gain	—		(0.156)	—	—	—

Total dividends and distributions	—		(0.277)	(0.152)	(0.162)	(0.028)

Net asset value, end of period	$13.824		$13.796	$12.420	$10.708	$11.349

Total return[5]	0.20%		13.39%	17.43%	(4.24% )	13.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$385,868		$367,232	$259,496	$159,660	$88,120
Ratio of expenses to average net assets[6]	0.41%		0.41%	0.39%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.17%		1.16%	1.18%	1.20%	1.30%
Ratio of net investment income to average net assets	0.73%	[7]	0.82%	1.08%	1.22%	0.76%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.03%	)[7]	0.07%	0.29%	0.37%	(0.19% )
Portfolio turnover	4%		7%	28%	15%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–7

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all its assets in other open-end investment companies, primarily the American Century VP Mid Cap Value Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The American Century VP Mid Cap Value Fund, which is advised by an unaffiliated adviser, invests at least 80% of its assets in medium size companies. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP American Century Select Mid Cap Managed Volatility Fund–8

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolios, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.69% of the average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.06% of the average daily net assets for the Standard Class and 0.41% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for the administrative and legal services were as follows:

Administrative	$10,465
Legal	2,085

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,513 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP American Century Select Mid Cap Managed Volatility Fund–9

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$22,149
Management fees payable to LIAC	19,195
Distribution fees payable to LFD	111,964
Printing and mailing fees payable to Lincoln Life	409
Shareholder servicing fees payable to Lincoln Life	9,277

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–95.08%@
Equity Funds–95.08%@
*American Century VP - Capital Appreciation Fund	$69,938,343	$5,531,643	$5,777,166	$138,353	$2,728,435	$72,559,608	4,642,329	$—	$381,137
*American Century VP - Mid Cap Value	279,281,226	43,812,305	7,190,499	(207,763)	(21,365,817)	294,329,452	14,015,688	1,988,035	17,375,365

Total	$349,219,569	$49,343,948	$12,967,665	$(69,410)	$(18,637,382)	$366,889,060		$1,988,035	$17,756,502

@	As a percentage of Net Assets as of June 30, 2018.
*	Class I shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$49,343,948
Sales	12,967,665

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:

Cost of investments and derivatives	$358,185,462

Aggregate unrealized appreciation of investments and derivatives	$27,369,909
Aggregate unrealized depreciation of investments and derivatives	(384,422)

Net unrealized appreciation of investments and derivatives	$26,985,487

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP American Century Select Mid Cap Managed Volatility Fund–10

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$366,889,060
Unaffiliated Investment Company	18,666,311

Total Investments	$385,555,371

Derivatives:
Liabilities:
Futures Contracts	$(384,422)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/2017
Shares sold:
Service Class	2,979,019	8,529,706
Shares reinvested:
Standard Class	—	25
Service Class	—	542,212

	2,979,019	9,071,943

Shares redeemed:
Service Class	(1,685,623)	(3,346,694)

	(1,685,623)	(3,346,694)

Net increase	1,293,396	5,725,249

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between

LVIP American Century Select Mid Cap Managed Volatility Fund–11

LVIP American Century Select Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(11,218)
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(373,204)

Total		$—		$(384,422)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only the current day’s variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ 153	$ (26,285)
Futures contracts (Equity contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	903,067	(556,033)

Total		$903,220	$(582,318)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (Average notional value)	$18,680,335	$—

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund–12

LVIP American Funds

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2018

LVIP American Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect expense reimbursements in effect for the LVIP American Global Small Capitalization Fund.

LVIP American Global Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Service Class II Shares	$1,000.00	$1,028.60	0.64%	$3.22

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.62	0.64%	$3.21

LVIP American Global Small Capitalization Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Service Class II Shares	$1,000.00	$1,042.50	0.65%	$3.29

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.57	0.65%	$3.26

LVIP American Growth Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Service Class II Shares	$1,000.00	$1,096.10	0.64%	$3.33

Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.62	0.64%	$3.21

LVIP American Funds–1

LVIP American Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP American Growth-Income Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Service Class II Shares	$1,000.00	$1,062.70	0.61%	$3.12
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.77	0.61%	$3.06

LVIP American International Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Service Class II Shares	$1,000.00	$996.60	0.63%	$3.12
Hypothetical (5% return before expenses)
Service Class II Shares	$1,000.00	$1,021.67	0.63%	$3.16

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Funds–2

LVIP American Global Growth Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
American Funds Insurance Series®–
Global Growth Fund Class 1	7,758,197	$227,935,839

Total Investment Company (Cost $198,999,765)		227,935,839

TOTAL VALUE OF SECURITIES–100.05% (Cost $198,999,765)		227,935,839
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(119,852)

NET ASSETS APPLICABLE TO 11,411,333 SHARES OUTSTANDING–100.00%		$227,815,987

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($227,815,987 / 11,411,333 Shares)	$19.964

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$183,380,342
Accumulated net investment loss	(406,593)
Accumulated net realized gain on investments	15,906,164
Net unrealized appreciation of investments	28,936,074

TOTAL NET ASSETS	$227,815,987

«

Of this amount, $108,697 represents due to manager and affiliates, $11,154 other accrued expenses payable, $265,091 payable for investments purchased and $34,661 payable for fund shares redeemed as of June 30, 2018.

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Funds can be found at www.sec.gov.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–3

LVIP American Global Small Capitalization Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
Global Small Capitalization Fund Class 1	3,102,369	$78,892,861

Total Investment Company (Cost $60,324,618)		78,892,861

TOTAL VALUE OF SECURITIES–100.06% (Cost $60,324,618)		78,892,861
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(44,758)

NET ASSETS APPLICABLE TO 4,860,615 SHARES OUTSTANDING–100.00%		$78,848,103

NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($78,848,103 / 4,860,615 Shares)	$16.222

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$58,434,287
Accumulated net investment loss	(190,145)
Accumulated net realized gain on investments	2,035,718
Net unrealized appreciation of investments	18,568,243

TOTAL NET ASSETS	$78,848,103

«

Of this amount, $4,935 represents expense reimbursement receivable from Lincoln Investment Advisors Corporation, $39,488 due to manager and affiliates, $10,205 other accrued expenses payable, and $98,500 payable for fund shares redeemed as of June 30, 2018.

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Funds can be found at www.sec.gov.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–4

LVIP American Growth Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth Fund Class 1	8,555,534	$661,941,695

Total Investment Company (Cost $556,799,084)		661,941,695

TOTAL VALUE OF SECURITIES–100.05% (Cost $556,799,084)		661,941,695
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(322,607)

NET ASSETS APPLICABLE TO 29,110,561 SHARES OUTSTANDING–100.00%		$661,619,088

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($661,619,088 / 29,110,561 Shares)	$22.728

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$458,251,159
Accumulated net investment loss	(1,006,742)
Accumulated net realized gain on investments	99,232,060
Net unrealized appreciation of investments	105,142,611

TOTAL NET ASSETS	$661,619,088

«

Of this amount, $310,044 represents due to manager and affiliates, $470,263 payable for investments purchased, $12,563 other accrued expenses payable, and $248,169 payable for fund shares redeemed as of June 30, 2018.

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Funds can be found at www.sec.gov.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–5

LVIP American Growth-Income Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth-Income Fund Class 1	11,358,022	$566,310,987

Total Investment Company (Cost $481,021,433)		566,310,987

TOTAL VALUE OF SECURITIES–100.05% (Cost $481,021,433)		566,310,987
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(278,911)

NET ASSETS APPLICABLE TO 26,153,316 SHARES OUTSTANDING–100.00%		$566,032,076

NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($566,032,076 / 26,153,316 Shares)	$21.643

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$424,952,399
Accumulated net investment loss	(117,286)
Accumulated net realized gain on investments	55,907,409
Net unrealized appreciation of investments	85,289,554

TOTAL NET ASSETS	$566,032,076

«

Of this amount, $267,323 represents due to manager and affiliates, $11,589 other accrued expenses payable, $615,525 payable for investments purchased, and $90,594 payable for fund shares redeemed as of June 30, 2018.

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Funds can be found at www.sec.gov.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–6

LVIP American International Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
American Funds Insurance Series®–
International Fund Class 1	10,682,454	$220,805,570

Total Investment Company (Cost $189,734,938)		220,805,570

TOTAL VALUE OF SECURITIES–100.05% (Cost $189,734,938)		220,805,570
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(116,539)

NET ASSETS APPLICABLE TO 14,298,790 SHARES OUTSTANDING–100.00%		$220,689,031

NET ASSET VALUE PER SHARE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($220,689,031 / 14,298,790 Shares)	$15.434

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$180,869,186
Accumulated net investment loss	(170,449)
Accumulated net realized gain on investments	8,919,662
Net unrealized appreciation of investments	31,070,632

TOTAL NET ASSETS	$220,689,031

«

Of this amount, $105,584 represents due to manager and affiliates, $35,249 payable for investments purchased, $10,956 other accrued expenses payable, and $105,524 payable for fund shares redeemed as of June 30, 2018.

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Funds can be found at www.sec.gov.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–7

LVIP American Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$277,324	$67,268	$941,307	$1,477,070	$504,844

EXPENSES:
Distribution fees-Service Class II	592,187	217,811	1,684,660	1,434,123	586,672
Shareholder servicing fees	31,224	11,484	88,828	75,617	30,934
Accounting and administration expenses	22,170	17,777	35,361	32,325	22,170
Reports and statements to shareholders	21,107	18,812	110,840	25,915	18,158
Professional fees	12,065	10,836	15,373	14,584	11,978
Trustees’ fees and expenses	3,048	1,175	8,854	7,434	3,095
Consulting fees	932	899	1,037	1,013	932
Custodian fees	116	124	—	185	113
Other	1,068	903	3,096	3,160	1,241

	683,917	279,821	1,948,049	1,594,356	675,293
Less:
Expenses reimbursed	—	(22,408)	—	—	—

Total operating expenses	683,917	257,413	1,948,049	1,594,356	675,293

NET INVESTMENT LOSS	(406,593)	(190,145)	(1,006,742)	(117,286)	(170,449)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	15,187,596	3,429,758	63,058,744	37,122,189	10,241,154
Sale of investment companies	(129,892)	394,294	(235,672)	(112,041)	(104,997)

Net realized gain	15,057,704	3,824,052	62,823,072	37,010,148	10,136,157

Net change in unrealized appreciation (depreciation) of investment companies	(9,555,102)	(296,680)	(6,332,886)	(5,802,473)	(11,160,963)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,502,602	3,527,372	56,490,186	31,207,675	(1,024,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,096,009	$3,337,227	$55,483,444	$31,090,389	$(1,195,255)

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–8

LVIP American Funds

Statements of Changes in Net Assets

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(406,593)	$580,871	$(190,145)	$11,373	$(1,006,742)	$850,509
Net realized gain	15,057,704	4,443,016	3,824,052	129,856	62,823,072	43,063,859
Net change in unrealized appreciation (depreciation)	(9,555,102)	35,973,920	(296,680)	16,203,834	(6,332,886)	66,794,697

Net increase in net assets resulting from operations	5,096,009	40,997,807	3,337,227	16,345,063	55,483,444	110,709,065

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(588,385)	—	(11,375)	—	(1,982,527)
Net realized gain:
Service Class II	—	(9,421,265)	—	(11,052,640)	—	(29,873,001)

	—	(10,009,650)	—	(11,064,015)	—	(31,855,528)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	39,825,705	56,589,184	4,648,592	7,958,552	76,720,955	144,120,085
Reinvestment of dividends and distributions:
Service Class II	—	10,009,650	—	11,064,015	—	31,855,528
Cost of shares redeemed:
Service Class II	(13,570,524)	(22,920,994)	(7,585,475)	(12,133,492)	(38,712,310)	(49,747,502)

Increase (decrease) in net assets derived from capital share transactions	26,255,181	43,677,840	(2,936,883)	6,889,075	38,008,645	126,228,111

NET INCREASE IN NET ASSETS	31,351,190	74,665,997	400,344	12,170,123	93,492,089	205,081,648
NET ASSETS:
Beginning of period	196,464,797	121,798,800	78,447,759	66,277,636	568,126,999	363,045,351

End of period	$227,815,987	$196,464,797	$78,848,103	$78,447,759	$661,619,088	$568,126,999

Accumulated net investment loss	$(406,593)	$—	$(190,145)	$—	$(1,006,742)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–9

LVIP American Funds

Statements of Changes in Net Assets (continued)

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(117,286)	$4,769,592	$(170,449)	$1,632,673
Net realized gain	37,010,148	24,391,448	10,136,157	1,831,777
Net change in unrealized appreciation (depreciation)	(5,802,473)	49,098,901	(11,160,963)	41,735,036

Net increase (decrease) in net assets resulting from operations	31,090,389	78,259,941	(1,195,255)	45,199,486

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Service Class II	—	(5,087,737)	—	(1,696,847)
Net realized gain:
Service Class II	—	(30,751,612)	—	(10,947,232)

	—	(35,839,349)	—	(12,644,079)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	79,118,981	128,465,676	32,786,141	42,612,992
Reinvestment of dividends and distributions:
Service Class II	—	35,839,349	—	12,644,079
Cost of shares redeemed:
Service Class II	(30,095,586)	(38,783,086)	(12,908,677)	(27,348,183)

Increase in net assets derived from capital share transactions	49,023,395	125,521,939	19,877,464	27,908,888

NET INCREASE IN NET ASSETS	80,113,784	167,942,531	18,682,209	60,464,295
NET ASSETS:
Beginning of period	485,918,292	317,975,761	202,006,822	141,542,527

End of period	$566,032,076	$485,918,292	$220,689,031	$202,006,822

Accumulated net investment loss	$(117,286)	$—	$(170,449)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–10

LVIP American Global Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$19.410		$15.711	$17.092	$17.617	$17.456	$13.672

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.038)		0.067	0.090	0.139	0.152	0.142
Net realized and unrealized gain (loss)	0.592		4.747	(0.013)	0.946	0.175	3.780

Total from investment operations	0.554		4.814	0.077	1.085	0.327	3.922

Less dividends and distributions from:
Net investment income	—		(0.058)	(0.146)	(0.255)	(0.159)	(0.138)
Net realized gain	—		(1.057)	(1.312)	(1.355)	(0.007)	—

Total dividends and distributions	—		(1.115)	(1.458)	(1.610)	(0.166)	(0.138)

Net asset value, end of period	$19.964		$19.410	$15.711	$17.092	$17.617	$17.456

Total return[3]	2.86%		30.99%	0.24%	6.57%	1.87%	28.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$227,816		$196,465	$121,799	$120,877	$93,841	$77,575
Ratio of expenses to average net assets[4]	0.64%		0.64%	0.62%	0.62%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.64%		0.64%	0.62%	0.62%	0.64%	0.68%
Ratio of net investment income (loss) to average net assets	(0.38%	)[5]	0.36%	0.55%	0.76%	0.87%	0.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38%	)[5]	0.36%	0.55%	0.76%	0.87%	0.90%
Portfolio turnover	1%		4%	15%	8%	5%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–11

LVIP American Global Small Capitalization Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$15.561		$14.540	$15.433	$15.556	$15.314	$12.010

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.038)		0.002	(0.022)	(0.107)	(0.047)	0.031
Net realized and unrealized gain	0.699		3.541	0.300	0.086	0.306	3.306

Total from investment operations	0.661		3.543	0.278	(0.021)	0.259	3.337

Less dividends and distributions from:
Net investment income	—		(0.002)	(0.018)	(0.035)	—	(0.033)
Net realized gain	—		(2.520)	(1.153)	(0.067)	(0.017)	—

Total dividends and distributions	—		(2.522)	(1.171)	(0.102)	(0.017)	(0.033)

Net asset value, end of period	$16.222		$15.561	$14.540	$15.433	$15.556	$15.314

Total return[3]	4.25%		25.42%	1.68%	(0.15% )	1.69%	27.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,848		$78,448	$66,278	$71,559	$70,830	$68,715
Ratio of expenses to average net assets[4]	0.65%		0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.71%		0.70%	0.67%	0.66%	0.67%	0.69%
Ratio of net investment income (loss) to average net assets	(0.48%	)[5]	0.02%	(0.15% )	(0.65% )	(0.30% )	0.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.54%	)[5]	(0.03% )	(0.17% )	(0.66% )	(0.32% )	0.19%
Portfolio turnover	7%		6%	15%	14%	10%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–12

LVIP American Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$20.735		$17.307	$19.682	$19.398	$18.116	$14.048

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.036)		0.036	0.081	0.053	0.165	0.095
Net realized and unrealized gain	2.029		4.700	1.559	1.158	1.309	4.070

Total from investment operations	1.993		4.736	1.640	1.211	1.474	4.165

Less dividends and distributions from:
Net investment income	—		(0.073)	(0.073)	(0.052)	(0.180)	(0.097)
Net realized gain	—		(1.235)	(3.942)	(0.875)	(0.012)	—

Total dividends and distributions	—		(1.308)	(4.015)	(0.927)	(0.192)	(0.097)

Net asset value, end of period	$22.728		$20.735	$17.307	$19.682	$19.398	$18.116

Total return[3]	9.61%		27.83%	9.10%	6.47%	8.13%	29.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$661,619		$568,127	$363,045	$335,523	$315,752	$278,925
Ratio of expenses to average net assets[4]	0.64%		0.64%	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets	(0.33%	)[5]	0.18%	0.43%	0.27%	0.88%	0.60%
Portfolio turnover	2%		2%	8%	8%	6%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–13

LVIP American Growth-Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$20.367		$18.186	$19.032	$19.921	$18.273	$13.864

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)		0.238	0.220	0.206	0.191	0.169
Net realized and unrealized gain (loss)	1.281		3.659	1.787	(0.020)	1.686	4.408

Total from investment operations	1.276		3.897	2.007	0.186	1.877	4.577

Less dividends and distributions from:
Net investment income	—		(0.216)	(0.298)	(0.263)	(0.211)	(0.168)
Net realized gain	—		(1.500)	(2.555)	(0.812)	(0.018)	—

Total dividends and distributions	—		(1.716)	(2.853)	(1.075)	(0.229)	(0.168)

Net asset value, end of period	$21.643		$20.367	$18.186	$19.032	$19.921	$18.273

Total return[3]	6.27%		21.95%	11.16%	1.12%	10.26%	33.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$566,032		$485,918	$317,976	$285,452	$262,235	$230,210
Ratio of expenses to average net assets[4]	0.61%		0.61%	0.59%	0.59%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets	(0.04%	)[5]	1.20%	1.17%	1.03%	1.00%	1.05%
Portfolio turnover	2%		2%	8%	6%	7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–14

LVIP American International Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American International Fund Service Class II
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$15.486		$12.634	$13.115	$13.985	$14.566	$12.135

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)		0.141	0.131	0.170	0.158	0.133
Net realized and unrealized gain (loss)	(0.040)		3.809	0.308	(0.846)	(0.594)	2.433

Total from investment operations	(0.052)		3.950	0.439	(0.676)	(0.436)	2.566

Less dividends and distributions from:
Net investment income	—		(0.131)	(0.133)	(0.192)	(0.125)	(0.135)
Net realized gain	—		(0.967)	(0.787)	(0.002)	(0.020)	—

Total dividends and distributions	—		(1.098)	(0.920)	(0.194)	(0.145)	(0.135)

Net asset value, end of period	$15.434		$15.486	$12.634	$13.115	$13.985	$14.566

Total return[3]	(0.34%	)	31.65%	3.15%	(4.84% )	(3.00% )	21.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220,689		$202,007	$141,543	$144,162	$145,005	$142,730
Ratio of expenses to average net assets[4]	0.63%		0.63%	0.61%	0.61%	0.61%	0.63%
Ratio of net investment income (loss) to average net assets	(0.16%	)[5]	0.96%	1.02%	1.19%	1.08%	1.01%
Portfolio turnover	2%		7%	11%	6%	6%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Fund in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds–15

LVIP American Funds

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.

The investment objective of the LVIP American Growth Fund is growth of capital.

The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014-December 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expenses and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

LVIP American Funds–16

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees. To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LIAC are set forth in the following table:

Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%

The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2018, no advisory fees were charged to the Funds.

LIAC has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds’ fees and expenses) exceed 0.10% of the average daily net assets. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$5,924	$2,292	$16,820	$14,312	$5,924
Legal	1,180	457	3,351	2,851	1,180

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. The Funds pay Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, these fees amounted as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$19,138	$17,253	$107,493	$22,771	$16,181

The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense

LVIP American Funds–17

LVIP American Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable from LIAC	$—	$4,935	$—	$—	$—
Distribution fees payable to LFD	103,785	37,035	299,160	253,761	100,502
Prepaid printing and mailing fees to Lincoln Life	560	—	4,890	—	217
Printing and mailing fees payable to Lincoln Life	—	500	—	182	—
Shareholder servicing fees payable to Lincoln Life	5,472	1,953	15,774	13,380	5,299

3. Investments

For the six months ended June 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$43,692,270	$5,526,842	$112,388,009	$95,494,619	$34,133,647
Sales	2,648,537	5,225,769	12,299,965	9,440,827	4,182,792

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$198,999,765	$60,324,618	$556,799,084	$481,021,433	$189,734,938

Aggregate unrealized appreciation of investments	$28,936,074	$18,568,243	$105,142,611	$85,289,554	$31,070,632
Aggregate unrealized depreciation of investments	—	—	—	—	—

Net unrealized appreciation of investments	$28,936,074	$18,568,243	$105,142,611	$85,289,554	$31,070,632

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP American Funds–18

LVIP American Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:

Assets:
Investment Companies	$227,935,839	$78,892,861	$661,941,695	$566,310,987	$220,805,570

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Service Class II	1,960,029	3,089,464	287,931	506,075	3,471,303	7,331,606
Shares reinvested:
Service Class II	—	539,375	—	753,614	—	1,625,184
Shares redeemed:
Service Class II	(670,504)	(1,259,243)	(468,762)	(776,590)	(1,759,933)	(2,534,375)

Net increase (decrease)	1,289,525	2,369,596	(180,831)	483,099	1,711,370	6,422,415

	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Service Class II	3,708,930	6,498,661	2,072,641	2,858,808
Shares reinvested:
Service Class II	—	1,839,332	—	845,551
Shares redeemed:
Service Class II	(1,413,689)	(1,964,575)	(818,391)	(1,862,957)

Net increase	2,295,241	6,373,418	1,254,250	1,841,402

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Funds–19

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2018

LVIP American Global Allocation Managed Risk Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP American Global Balanced Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,003.40	0.30%	$1.49
Service Class Shares	1,000.00	1,001.70	0.65%	3.23

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,021.57	0.65%	3.26

LVIP American Global Growth Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,011.50	0.30%	$1.50
Service Class Shares	1,000.00	1,009.70	0.65%	3.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,021.57	0.65%	3.26

*	Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements of the Underlying Funds can be found at www.sec.gov.

LVIP American Global Allocation Managed Risk Funds–1

LVIP American Global Allocation Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

LVIP American Global Balanced Allocation

Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	3.82%
Investment Company	3.82%
Fixed Income Fund	3.82%
Unaffiliated Investments	96.24%
Investment Companies	96.24%
Asset Allocation Fund	14.99%
Equity Funds	26.06%
Fixed Income Funds	38.14%
International Equity Funds	12.66%
International Fixed Income Fund	1.89%
Money Market Fund	2.50%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

LVIP American Global Growth Allocation

Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	7.52%
Investment Companies	7.52%
Fixed Income Fund	2.71%
International Equity Fund	4.81%
Unaffiliated Investments	92.53%
Investment Companies	92.53%
Asset Allocation Fund	11.05%
Equity Funds	34.28%
Fixed Income Funds	21.62%
International Equity Funds	22.56%
Money Market Fund	3.02%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP American Global Allocation Managed Risk Funds–2

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–3.82%
INVESTMENT COMPANY–3.82%
Fixed Income Fund–3.82%
✢American Funds Insurance Series®–Mortgage Bond Fund	6,972,707	$71,888,610

Total Affiliated Investment (Cost $72,946,593)		71,888,610

UNAFFILIATED INVESTMENTS–96.24%
INVESTMENT COMPANIES–96.24%
Asset Allocation Fund–14.99%
²American Funds®–Capital Income Builder	4,711,174	282,340,632

		282,340,632

Equity Funds–26.06%
²American Funds®–AMCAP Fund	5,593,838	188,456,394
American Mutual Fund	4,190,623	170,306,914
✢American Funds Insurance Series®–Growth-Income Fund	2,650,039	132,130,925

		490,894,233

Fixed Income Funds–38.14%
²American Funds®–Intermediate Bond Fund of America	12,310,406	161,512,530
✢American Funds Insurance Series®–Bond Fund	44,189,200	467,079,842
High-Income Bond Fund	3,547,142	35,932,549
U.S. Government/AAA-Rated Securities Fund	4,531,174	53,966,284

		718,491,205

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–12.66%
²American Funds®–EuroPacific Growth Fund	1,364,110	$72,993,528
New Perspective Fund	1,236,556	55,855,227
✢American Funds Insurance Series®–Global Growth & Income Fund	1,280,956	18,573,855
Global Small Capitalization Fund	2,162,843	55,001,104
New World Fund	1,528,241	36,097,048

		238,520,762

International Fixed Income Fund–1.89%
✢American Funds Insurance Series®–Global Bond Fund	3,069,491	35,698,180

		35,698,180

Money Market Fund–2.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	47,104,962	47,104,962

		47,104,962

Total Unaffiliated Investments (Cost $1,662,076,066)		1,813,049,974

TOTAL VALUE OF SECURITIES–100.06% (Cost $1,735,022,659)	1,884,938,584
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(1,174,753)

NET ASSETS APPLICABLE TO 159,206,415 SHARES OUTSTANDING–100.00%	$1,883,763,831

²	Class R-6 shares.

✢	Class 1 shares.

LVIP American Global Allocation Managed Risk Funds–3

LVIP American Global Balanced Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
465 U.S. Treasury 5 yr Notes	$52,831,992	$52,621,660	9/28/18	$210,332

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–4

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–7.52%
INVESTMENT COMPANIES–7.52%
Fixed Income Fund–2.71%
✢American Funds Insurance Series®–Mortgage Bond Fund	9,707,728	$100,086,673

		100,086,673

International Equity Fund–4.81%
✢American Funds Insurance Series®–New World Fund	7,542,125	178,144,992

		178,144,992

Total Affiliated Investments (Cost $254,506,966)		278,231,665

UNAFFILIATED INVESTMENTS–92.53%
INVESTMENT COMPANIES–92.53%
Asset Allocation Fund–11.05%
²American Funds®–Capital Income Builder	6,823,507	408,932,804

		408,932,804

Equity Funds–34.28%
²American Funds®–
AMCAP Fund	13,247,752	446,316,778
American Mutual Fund	10,113,601	411,016,733
✢American Funds Insurance Series®– Growth-Income Fund	8,240,231	410,857,895

		1,268,191,406

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–21.62%
²American Funds®–Intermediate Bond Fund of America	17,755,463	$232,951,675
✢American Funds Insurance Series®–
Bond Fund	47,324,840	500,223,560
U.S. Government/AAA-Rated Securities Fund	5,597,372	66,664,703

		799,839,938

International Equity Funds–22.56%
²American Funds®–
EuroPacific Growth Fund	6,738,594	360,582,177
New Perspective Fund	4,881,772	220,509,651
✢American Funds Insurance Series®–
Global Growth & Income Fund	5,032,625	72,973,066
Global Small Capitalization Fund	7,104,069	180,656,470

		834,721,364

Money Market Fund–3.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	111,614,294	111,614,294

		111,614,294

Total Unaffiliated Investments (Cost $3,022,840,205)		3,423,299,806

TOTAL VALUE OF SECURITIES–100.05% (Cost $3,277,347,171)	3,701,531,471
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,933,174)

NET ASSETS APPLICABLE TO 291,053,393 SHARES OUTSTANDING–100.00%	$3,699,598,297

²	Class R-6 shares.

✢	Class 1 shares.

LVIP American Global Allocation Managed Risk Funds–5

LVIP American Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
1,100 U.S. Treasury 5 yr Notes	$124,978,906	$124,481,347	9/28/18	$497,559

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–6

LVIP American Global Allocation Managed Risk Funds

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$71,888,610	$278,231,665
Unaffiliated investments, at value	1,813,049,974	3,423,299,806
Receivable for investments sold	585,878	212,924
Dividends receivable	350,359	563,857
Cash collateral held at broker for futures contracts	316,200	748,000
Receivable for fund shares sold	898	154,522

TOTAL ASSETS	1,886,191,919	3,703,210,774

LIABILITIES:
Due to manager and affiliates	982,585	1,935,994
Due to custodian	641,909	227,487
Payable for fund shares redeemed	535,603	985,191
Payable for investments purchased	230,288	397,659
Variation margin due to broker on futures contracts	10,897	25,779
Other accrued expenses payable	26,806	40,367

TOTAL LIABILITIES	2,428,088	3,612,477

TOTAL NET ASSETS	$1,883,763,831	$3,699,598,297

Affiliated investments, at cost	$72,946,593	$254,506,966
Unaffiliated investments, at cost	1,662,076,066	3,022,840,205

Standard Class:
Net Assets	$434,742	$892,426
Shares Outstanding	36,664	70,057
Net Asset Value Per Share	$11.857	$12.739

Service Class:
Net Assets	$1,883,329,089	$3,698,705,871
Shares Outstanding	159,169,751	290,983,336
Net Asset Value Per Share	$11.832	$12.711

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$1,683,855,274	$3,167,451,923
Undistributed net investment income	6,151,147	7,610,332
Accumulated net realized gain on investments	43,631,153	99,854,183
Net unrealized appreciation of investments and derivatives	150,126,257	424,681,859

TOTAL NET ASSETS	$1,883,763,831	$3,699,598,297

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds––7

LVIP American Global Allocation Managed Risk Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$232,296	$791,375
Dividends from unaffiliated investments	12,069,614	18,865,289

	12,301,910	19,656,664

EXPENSES:
Distribution fees-Service Class	3,345,209	6,566,737
Management fees	2,390,259	4,691,642
Shareholder servicing fees	277,270	544,231
Accounting and administration expenses	80,915	144,035
Trustees’ fees and expenses	28,551	55,884
Reports and statements to shareholders	27,728	35,197
Professional fees	27,539	42,046
Custodian fees	8,651	15,579
Consulting fees	2,433	2,976
Pricing fees	12	12
Other	7,842	14,413

	6,196,409	12,112,752
Expenses paid indirectly	(6)	(7)

Total operating expenses	6,196,403	12,112,745

NET INVESTMENT INCOME	6,105,507	7,543,919

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investments	—	4,901,530
Distributions from unaffiliated investments	21,268,610	63,240,186
Sale of unaffiliated investments	5,212,834	15,010,830
Futures contracts	(1,171,676)	(2,711,060)

Net realized gain	25,309,768	80,441,486

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(1,006,067)	(15,195,009)
Unaffiliated investments	(27,323,089)	(36,097,290)
Futures contracts	290,831	675,112

Net change in unrealized appreciation (depreciation)	(28,038,325)	(50,617,187)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,728,557)	29,824,299

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,376,950	$37,368,218

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–8

LVIP American Global Allocation Managed Risk Funds

Statements of Changes in Net Assets

	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,105,507	$27,451,744	$7,543,919	$42,193,017
Net realized gain	25,309,768	50,079,119	80,441,486	124,648,162
Net change in unrealized appreciation (depreciation)	(28,038,325)	137,731,379	(50,617,187)	395,512,772

Net increase in net assets resulting from operations	3,376,950	215,262,242	37,368,218	562,353,951

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(15,296)	—	(14,820)
Service Class	—	(34,750,667)	—	(50,639,691)

	—	(34,765,963)	—	(50,654,511)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	128	244	4,805	253,035
Service Class	30,106,854	84,405,346	55,038,510	91,258,443
Reinvestment of dividends and distributions:
Standard Class	—	15,296	—	14,820
Service Class	—	34,750,667	—	50,639,691

	30,106,982	119,171,553	55,043,315	142,165,989

Cost of shares redeemed:
Standard Class	(294,871)	(14,413)	(19,918)	(351,731)
Service Class	(101,858,003)	(295,751,182)	(192,229,479)	(543,359,448)

	(102,152,874)	(295,765,595)	(192,249,397)	(543,711,179)

Decrease in net assets derived from capital share transactions	(72,045,892)	(176,594,042)	(137,206,082)	(401,545,190)

NET INCREASE (DECREASE) IN NET ASSETS	(68,668,942)	3,902,237	(99,837,864)	110,154,250
NET ASSETS:
Beginning of period	1,952,432,773	1,948,530,536	3,799,436,161	3,689,281,911

End of period	$1,883,763,831	$1,952,432,773	$3,699,598,297	$3,799,436,161

Undistributed net investment income	$6,151,147	$45,640	$7,610,332	$66,413

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–9

LVIP American Global Balanced Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.817	$10.770	$10.503	$11.223	$11.066	$10.144

Income (loss) from investment operations:
Net investment income[3]	0.058	0.202	0.200	0.199	0.241	0.237
Net realized and unrealized gain (loss)	(0.018)	1.099	0.287	(0.434)	0.366	1.110

Total from investment operations	0.040	1.301	0.487	(0.235)	0.607	1.347

Less dividends and distributions from:
Net investment income	—	(0.254)	(0.220)	(0.314)	(0.232)	(0.195)
Net realized gain	—	—	—	(0.120)	(0.218)	(0.230)
Return of capital	—	—	—	(0.051)	—	—

Total dividends and distributions	—	(0.254)	(0.220)	(0.485)	(0.450)	(0.425)

Net asset value, end of period	$11.857	$11.817	$10.770	$10.503	$11.223	$11.066

Total return[4]	0.34%	12.08%	4.64%	(2.10% )	5.49%	13.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$435	$727	$662	$567	$553	$657
Ratio of expenses to average net assets[5]	0.30%	0.29%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.29%	0.27%	0.27%	0.27%	0.28%
Ratio of net investment income to average net assets	0.99%[6]	1.76%	1.86%	1.77%	2.11%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%[6]	1.76%	1.86%	1.77%	2.11%	2.16%
Portfolio turnover	4%	22%	22%	20%	12%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–10

LVIP American Global Balanced Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.812	$10.767	$10.501	$11.221	$11.065	$10.144

Income (loss) from investment operations:
Net investment income[3]	0.038	0.161	0.162	0.159	0.201	0.197
Net realized and unrealized gain (loss)	(0.018)	1.098	0.287	(0.433)	0.365	1.111

Total from investment operations	0.020	1.259	0.449	(0.274)	0.566	1.308

Less dividends and distributions from:
Net investment income	—	(0.214)	(0.183)	(0.275)	(0.192)	(0.157)
Net realized gain	—	—	—	(0.120)	(0.218)	(0.230)
Return of capital	—	—	—	(0.051)	—	—

Total dividends and distributions	—	(0.214)	(0.183)	(0.446)	(0.410)	(0.387)

Net asset value, end of period	$11.832	$11.812	$10.767	$10.501	$11.221	$11.065

Total return[4]	0.17%	11.69%	4.27%	(2.45% )	5.13%	12.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,883,329	$1,951,706	$1,947,869	$1,994,330	$1,885,717	$1,375,950
Ratio of expenses to average net assets[5]	0.65%	0.64%	0.62%	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.65%	0.64%	0.62%	0.62%	0.62%	0.63%
Ratio of net investment income to average net assets	0.64%[6]	1.41%	1.51%	1.42%	1.77%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%[6]	1.41%	1.51%	1.42%	1.77%	1.81%
Portfolio turnover	4%	22%	22%	20%	12%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–11

LVIP American Global Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period was as follows:

	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$12.594	$10.967	$10.803	$11.574	$11.648	$10.214

Income (loss) from investment operations:
Net investment income[3]	0.048	0.177	0.176	0.190	0.232	0.243
Net realized and unrealized gain (loss)	0.097	1.662	0.182	(0.555)	0.069	1.542

Total from investment operations	0.145	1.839	0.358	(0.365)	0.301	1.785

Less dividends and distributions from:
Net investment income	—	(0.212)	(0.194)	(0.264)	(0.232)	(0.161)
Net realized gain	—	—	—	(0.027)	(0.143)	(0.190)
Return of capital	—	—	—	(0.115)	—	—

Total dividends and distributions	—	(0.212)	(0.194)	(0.406)	(0.375)	(0.351)

Net asset value, end of period	$12.739	$12.594	$10.967	$10.803	$11.574	$11.648

Total return[4]	1.15%	16.76%	3.31%	(3.16% )	2.56%	17.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$892	$897	$890	$914	$878	$488
Ratio of expenses to average net assets[5]	0.30%	0.29%	0.27%	0.27%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.29%	0.27%	0.27%	0.26%	0.27%
Ratio of net investment income to average net assets	0.75%[6]	1.49%	1.62%	1.63%	1.95%	2.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.75%[6]	1.49%	1.62%	1.63%	1.95%	2.12%
Portfolio turnover	5%	22%	25%	22%	15%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–12

LVIP American Global Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 06/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$12.589	$10.965	$10.802	$11.572	$11.647	$10.214

Income (loss) from investment operations:
Net investment income[3]	0.025	0.135	0.138	0.149	0.190	0.198
Net realized and unrealized gain (loss)	0.097	1.659	0.181	(0.553)	0.069	1.547

Total from investment operations	0.122	1.794	0.319	(0.404)	0.259	1.745

Less dividends and distributions from:
Net investment income	—	(0.170)	(0.156)	(0.224)	(0.191)	(0.122)
Net realized gain	—	—	—	(0.027)	(0.143)	(0.190)
Return of capital	—	—	—	(0.115)		—

Total dividends and distributions	—	(0.170)	(0.156)	(0.366)	(0.334)	(0.312)

Net asset value, end of period	$12.711	$12.589	$10.965	$10.802	$11.572	$11.647

Total return[4]	0.97%	16.36%	2.94%	(3.49% )	2.20%	17.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,698,706	$3,798,539	$3,688,392	$3,945,825	$3,768,318	$2,544,418
Ratio of expenses to average net assets[5]	0.65%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.65%	0.64%	0.62%	0.62%	0.61%	0.62%
Ratio of net investment income to average net assets	0.40%[6]	1.14%	1.27%	1.28%	1.60%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.40%[6]	1.14%	1.27%	1.28%	1.60%	1.77%
Portfolio turnover	5%	22%	25%	22%	15%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Global Allocation Managed Risk Funds–13

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in the American Funds Insurance Series® funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.

The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 to and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2018 and for the open tax years (years ended December 31, 2014-December 31, 2017) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series within the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e. the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP American Global Allocation Managed Risk Funds–14

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is calculated daily and paid monthly. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds’ managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, fees for these administrative and legal services were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$54,397	$106,502
Legal	10,837	21,218

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. The each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the average daily net assets of each Fund, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, these fees were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$20,110	$22,583

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Funds had liabilities payable to affiliates as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$390,723	$769,103
Distribution fees payable to LFD	546,886	1,076,485
Printing and mailing fees payable to Lincoln Life	—	1,190
Prepaid printing and mailing fees to Lincoln Life	348	—
Shareholder servicing fees payable to Lincoln Life	45,324	89,216

LVIP American Global Allocation Managed Risk Funds–15

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–3.82%@
Fixed Income Fund–3.82%@
✢American Funds Insurance Series® – Mortgage Bond Fund	$73,391,472	$2,966,742	$3,350,874	$(112,663)	$(1,006,067)	$71,888,610	6,972,707	$232,296	$—

@	As a percentage of Net Assets as of June 30, 2018.

✢	Class 1 shares.

	LVIP American Global Growth Allocation Managed Risk Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–7.52%@
Fixed Income Fund–2.71%@
✢American Funds Insurance Series® – Mortgage Bond Fund	$101,174,089	$53,048,687	$4,594,526	$(173,766)	$(1,367,811)	$100,086,673	9,707,728	$322,635	$—
International Equity Fund–4.81%@
✢American Funds Insurance Series® – New World Fund	191,960,188	12,190,440	13,628,820	1,450,382	(13,827,198)	178,144,992	7,542,125	468,740	4,901,530

Total	$293,134,277	$65,239,127	$18,223,346	$1,276,616	$(15,195,009)	$278,231,665		$791,375	$4,901,530

@	As a percentage of Net Assets as of June 30, 2018.

✢	Class 1 shares.

3. Investments

For the six months ended June 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$ 80,324,860	$188,998,842
Sales	124,740,306	252,955,283

LVIP American Global Allocation Managed Risk Funds–16

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for Fund were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,735,022,659	$3,277,347,171

Aggregate unrealized appreciation of investments and derivatives	$172,065,876	$447,370,219
Aggregate unrealized depreciation of investments and derivatives	(21,939,619)	(22,688,360)

Net unrealized appreciation of investments and derivatives	$150,126,257	$424,681,859

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1 Investments: Assets:	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Affiliated Investment Companies	$71,888,610	$278,231,665
Unaffiliated Investment Companies	1,813,049,974	3,423,299,806

Total Investments	$1,884,938,584	$3,701,531,471

Derivatives:
Liabilities:
Future Contracts	$210,332	$497,559

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. As of December 31, 2017, the Funds had no the following capital loss carryforwards for federal income tax purposes.

In 2017, LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund utilized $7,416,528 and $52,472,846, respectively, of capital loss carryforwards.

LVIP American Global Allocation Managed Risk Funds–17

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	11	21	377	19,878
Service Class	2,531,773	7,393,037	4,300,116	7,698,773
Shares reinvested:
Standard Class	—	1,294	—	1,175
Service Class	—	2,939,883	—	4,017,916

	2,531,784	10,334,235	4,300,493	11,737,742

Shares redeemed:
Standard Class	(24,824)	(1,251)	(1,559)	(30,961)
Service Class	(8,586,711)	(26,013,611)	(15,058,640)	(46,357,006)

	(8,611,535)	(26,014,862)	(15,060,199)	(46,387,967)

Net decrease	(6,079,751)	(15,680,627)	(10,759,706)	(34,650,225)

5. Derivatives

U.S. GAAP requires enhanced disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Funds deposit U.S. or foreign cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Funds used futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

LVIP American Global Balanced Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	$210,332	Variation margin due to broker on futures contracts	$—

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were open through June 30, 2018. Only the current day’s variation margin is reported on the Statement of Assets and Liabilities.

LVIP American Global Allocation Managed Risk Funds–18

LVIP American Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,171,676)	$290,831

LVIP American Global Growth Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	$497,559	Variation margin due to broker on futures contracts	$—

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were open through June 30, 2018. Only the current day’s variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,711,060)	$675,112

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2018.

	Long Derivative Volume Futures Contracts (Average Notional Value)	Short Derivative Volume Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$52,197,828	$122,189,227
LVIP American Global Growth Allocation Managed Risk Fund	—	—

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP American Global Allocation Managed Risk Funds–19

LVIP American Preservation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP American Preservation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP American Preservation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$995.80	0.20%	$0.99
Service Class Shares	1,000.00	994.20	0.55%	2.72

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP American Preservation Fund–1

LVIP American Preservation Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	55.02%
Investment Companies	55.02%
Fixed Income Fund	51.02%
Money Market Fund	4.00%
Unaffiliated Investments	45.05%
Investment Companies	45.05%
Fixed Income Funds	44.04%
Global Fixed Income Fund	1.00%
Money Market Fund	0.01%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%	)
Total Net Assets	100.00%

LVIP American Preservation Fund–2

LVIP American Preservation Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–55.02%
INVESTMENT COMPANIES–55.02%
Fixed Income Fund–51.02%
²American Funds®–Short-Term Bond Fund of America	34,587,873	$339,307,032

		339,307,032

Money Market Fund–4.00%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 1.50%)	2,658,853	26,588,532

		26,588,532

Total Affiliated Investments (Cost $370,625,406)		365,895,564

UNAFFILIATED INVESTMENTS–45.05%
INVESTMENT COMPANIES–45.05%
Fixed Income Funds–44.04%
²American Funds®–
Bond Fund of America	1,062,250	13,331,234
Intermediate Bond Fund of America	13,690,148	179,614,746

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✢American Funds Insurance Series®–
Bond Fund	1,260,054	$13,318,775
High-Income Bond Fund	1,971,592	19,972,225
Mortgage Bond Fund	1,292,373	13,324,370
U.S. Government/AAA-Rated Securities Fund	4,479,152	53,346,704

		292,908,054

Global Fixed Income Fund–1.00%
✢American Funds Insurance Series®–Global Bond Fund	568,945	6,616,829

		6,616,829

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	98,705	98,705

		98,705

Total Unaffiliated Investments (Cost $304,829,942)		299,623,588

TOTAL VALUE OF SECURITIES–100.07% (Cost $675,455,348)	665,519,152
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(462,709)

NET ASSETS APPLICABLE TO 68,274,427 SHARES OUTSTANDING–100.00%	$665,056,443

²	Class R-6 shares.

*	Standard Class shares.

✢	Class 1 shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–3

LVIP American Preservation Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$365,895,564
Unaffiliated investments, at value	299,623,588
Dividends receivable	987,810
Receivable for fund shares sold	217,875
Cash	6

TOTAL ASSETS	666,724,843

LIABILITIES:
Payable for investments purchased	1,086,337
Due to manager and affiliates	288,795
Payable for fund shares redeemed	276,306
Other accrued expenses payable	16,962

TOTAL LIABILITIES	1,668,400

TOTAL NET ASSETS	$665,056,443

Affiliated investments, at cost	$370,625,406
Unaffiliated investments, at cost	304,829,942

Standard Class:
Net Assets	$194,309
Shares Outstanding	19,914
Net Asset Value Per Share	$9.757

Service Class:
Net Assets	$664,862,134
Shares Outstanding	68,254,513
Net Asset Value Per Share	$9.741

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$676,996,232
Undistributed net investment income	4,405,771
Accumulated net realized loss on investments	(6,409,364)
Net unrealized depreciation of investments	(9,936,196)

TOTAL NET ASSETS	$665,056,443

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–4

LVIP American Preservation Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from affiliated investments	$3,512,819
Dividends from unaffiliated investments	2,400,492

5,913,311

EXPENSES:
Distribution fees-Service Class	1,155,924
Management fees	825,852
Shareholder servicing fees	95,799
Accounting and administration expenses	37,683
Professional fees	16,038
Reports and statements to shareholders	12,940
Trustees’ fees and expenses	9,844
Custodian fees	2,960
Consulting fees	1,072
Other	1,670

2,159,782
Less:
Management fees waived	(330,341)

Total operating expenses	1,829,441

NET INVESTMENT INCOME	4,083,870

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	40,862
Sale of affiliated investments	(456,105)
Sale of unaffiliated investments	(1,604,547)

Net realized loss	(2,019,790)

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(2,622,664)
Unaffiliated investments	(3,355,412)

Net change in unrealized appreciation (depreciation)	(5,978,076)

NET REALIZED AND UNREALIZED LOSS	(7,997,866)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,913,996)

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,083,870	$6,719,089
Net realized loss	(2,019,790)	(44,025)
Net change in unrealized appreciation (depreciation)	(5,978,076)	1,514,108

Net increase (decrease) in net assets resulting from operations	(3,913,996)	8,189,172

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,956)
Service Class	—	(7,862,588)

	—	(7,864,544)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	73,474	16,174
Service Class	76,602,442	188,832,316
Reinvestment of dividends and distributions:
Standard Class	—	1,956
Service Class	—	7,862,588

	76,675,916	196,713,034

Cost of shares redeemed:
Standard Class	(6,715)	(140,608)
Service Class	(71,432,915)	(113,354,236)

	(71,439,630)	(113,494,844)

Increase in net assets derived from capital share transactions	5,236,286	83,218,190

NET INCREASE IN NET ASSETS	1,322,290	83,542,818
NET ASSETS:
Beginning of period	663,734,153	580,191,335

End of period	$665,056,443	$663,734,153

Undistributed net investment income	$4,405,771	$321,901

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–5

LVIP American Preservation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$9.798	$9.785	$9.755	$9.888	$9.788	$10.020

Income (loss) from investment operations:
Net investment income[2]	0.077	0.139	0.145	0.150	0.137	0.153
Net realized and unrealized gain (loss)	(0.118)	0.026	0.042	(0.119)	0.073	(0.264)

Total from investment operations	(0.041)	0.165	0.187	0.031	0.210	(0.111)

Less dividends and distributions from:
Net investment income	—	(0.152)	(0.157)	(0.164)	(0.110)	(0.121)

Total dividends and distributions	—	(0.152)	(0.157)	(0.164)	(0.110)	(0.121)

Net asset value, end of period	$9.757	$9.798	$9.785	$9.755	$9.888	$9.788

Total return[3]	(0.42% )	1.69%	1.92%	0.31%	2.14%	(1.09% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$194	$128	$250	$81	$128	$224
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.18%	0.18%	0.19%	0.23%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[4]	0.30%	0.30%	0.28%	0.28%	0.29%	0.35%
Ratio of net investment income to average net assets	1.59%[5]	1.40%	1.45%	1.50%	1.38%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.49%[5]	1.30%	1.35%	1.40%	1.28%	1.42%
Portfolio turnover	11%	30%	14%	21%	13%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–6

LVIP American Preservation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$9.798	$9.786	$9.755	$9.888	$9.789	$10.018

Income (loss) from investment operations:
Net investment income[2]	0.060	0.104	0.110	0.115	0.102	0.118
Net realized and unrealized gain (loss)	(0.117)	0.026	0.043	(0.119)	0.073	(0.262)

Total from investment operations	(0.057)	0.130	0.153	(0.004)	0.175	(0.144)

Less dividends and distributions from:
Net investment income	—	(0.118)	(0.122)	(0.129)	(0.076)	(0.085)

Total dividends and distributions	—	(0.118)	(0.122)	(0.129)	(0.076)	(0.085)

Net asset value, end of period	$9.741	$9.798	$9.786	$9.755	$9.888	$9.789

Total return[3]	(0.58% )	1.33%	1.57%	(0.04% )	1.78%	(1.43% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$664,862	$663,606	$579,941	$434,686	$301,155	$162,846
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.53%	0.53%	0.54%	0.58%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[4]	0.65%	0.65%	0.63%	0.63%	0.64%	0.70%
Ratio of net investment income to average net assets	1.24%[5]	1.05%	1.10%	1.15%	1.03%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.14%[5]	0.95%	1.00%	1.05%	0.93%	1.07%
Portfolio turnover	11%	30%	14%	21%	13%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund–7

LVIP American Preservation Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”), American Funds Insurance Series® Funds and American Funds® retail funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek current income, consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investments companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2018.

LVIP American Preservation Fund–8

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$18,723
Legal	3,730

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,447 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$81,810
Distribution fees payable to LFD	190,833
Shareholder servicing fees payable to Lincoln Life	15,816
Printing and mailing fees payable to Lincoln Life	336

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP American Preservation Fund–9

LVIP American Preservation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–55.02%@
Fixed Income Funds–51.02%@
²American Funds - Short-Term Bond Fund of America	$332,134,786	$34,705,910	$24,454,895	$(456,105)	$(2,622,664)	$339,307,032	34,587,873	$3,378,205	$—
Money Market Fund–4.00%@
*LVIP Government Money Market Fund	19,914,507	7,924,630	1,250,605	—	—	26,588,532	2,658,853	134,614	—

Total	$352,049,293	$42,630,540	$25,705,500	$(456,105)	$(2,622,664)	$365,895,564		$3,512,819	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.
²	Class R-6 shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$83,917,372
Sales	74,300,330

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$675,455,348

Aggregate unrealized appreciation of investments	$651,967
Aggregate unrealized depreciation of investments	(10,588,163)

Net unrealized depreciation of investments	$(9,936,196)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$480,335	$1,306,331	$1,786,666

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP American Preservation Fund–10

LVIP American Preservation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$365,895,564
Unaffiliated Investment Companies	299,623,588

Total Investments	$665,519,152

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	7,564	1,635
Service Class	7,874,004	19,118,669
Shares reinvested:
Standard Class	—	200
Service Class	—	801,863

	7,881,568	19,922,367

Shares redeemed:
Standard Class	(691)	(14,364)
Service Class	(7,345,995)	(11,458,760)

	(7,346,686)	(11,473,124)

Net increase	534,882	8,449,243

5. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP American Preservation Fund–11

LVIP Baron Growth Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Baron Growth Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Baron Growth Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,103.40	0.93%	$4.85
Service Class Shares	1,000.00	1,102.10	1.18%	6.15

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.18	0.93%	$4.66
Service Class Shares	1,000.00	1,018.94	1.18%	5.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	93.83%
Biotechnology	0.30%
Building Products	2.74%
Capital Markets	10.37%
Diversified Consumer Services	2.53%
Diversified Telecommunication Services	1.25%
Electronic Equipment, Instruments & Components	0.99%
Equity Real Estate Investment Trusts	6.46%
Food & Staples Retailing	1.33%
Health Care Equipment & Supplies	5.63%
Hotels, Restaurants & Leisure	22.51%
Household Products	0.80%
Insurance	6.32%
Internet Software & Services	5.00%
IT Services	5.11%
Life Sciences Tools & Services	3.07%
Machinery	0.07%
Media	1.22%
Multiline Retail	0.42%
Professional Services	5.35%
Software	9.28%
Specialty Retail	0.30%
Textiles, Apparel & Luxury Goods	0.99%
Thrift & Mortgage Finance	0.69%
Trading Companies & Distributors	1.10%
Convertible Preferred Stock	0.24%
Master Limited Partnerships	1.47%
Money Market Fund	4.47%
Total Value of Securities	100.01%
Liabilities Net of Receivables and Other Assets	(0.01%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Vail Resorts	9.39%
CoStar Group	5.35%
IDEXX Laboratories	4.07%
Choice Hotels International	3.51%
Gartner	3.45%
Marriott Vacations Worldwide	3.34%
ANSYS	3.28%
MSCI Class A	3.09%
SS&C Technologies Holdings	2.94%
Primerica	2.81%
Total	41.23%

IT–Information Technology

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.83%
Biotechnology–0.30%
†Denali Therapeutics	132,000	$2,013,000

		2,013,000

Building Products–2.74%
†Masonite International	32,400	2,327,940
†Trex	255,000	15,960,450

		18,288,390

Capital Markets–10.37%
Cohen & Steers	191,000	7,966,610
FactSet Research Systems	50,900	10,083,290
Financial Engines	127,695	5,733,505
Houlihan Lokey	102,500	5,250,050
Moelis & Co. Class A	151,000	8,856,150
Morningstar	84,000	10,773,000
MSCI Class A	125,000	20,678,750

		69,341,355

Diversified Consumer Services–2.53%
†Bright Horizons Family Solutions	165,000	16,915,800

		16,915,800

Diversified Telecommunication Services–1.25%
†Iridium Communications	519,673	8,366,735

		8,366,735

Electronic Equipment, Instruments & Components–0.99%
Littelfuse	29,000	6,617,220

		6,617,220

Equity Real Estate Investment Trusts–6.46%
Alexander’s	10,000	3,826,300
Alexandria Real Estate Equities	57,000	7,191,690
American Assets Trust	63,027	2,413,304
Douglas Emmett	330,000	13,259,400
Gaming and Leisure Properties	460,000	16,468,000

		43,158,694

Food & Staples Retailing–1.33%
†Performance Food Group	241,500	8,863,050

		8,863,050

Health Care Equipment & Supplies–5.63%
†IDEXX Laboratories	124,900	27,220,706
†Neogen	43,400	3,480,246
West Pharmaceutical Services	69,600	6,910,584

		37,611,536

Hotels, Restaurants & Leisure–22.51%
Boyd Gaming	172,500	5,978,850
Choice Hotels International	310,000	23,436,000
Marriott Vacations Worldwide	197,500	22,309,600
†Penn National Gaming	422,000	14,174,980
†Pinnacle Entertainment	306,300	10,331,499
Red Rock Resorts Class A	343,079	11,493,147

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Vail Resorts	228,800	$62,734,672

		150,458,748

Household Products–0.80%
Church & Dwight	100,000	5,316,000

		5,316,000

Insurance–6.32%
†Arch Capital Group	690,000	18,257,400
Kinsale Capital Group	94,965	5,209,780
Primerica	188,512	18,775,795

		42,242,975

Internet Software & Services–5.00%
†2U	92,000	7,687,520
†Benefitfocus	235,365	7,908,264
†Cision	702,447	10,501,582
†Wix.com	73,215	7,343,465

		33,440,831

IT Services–5.11%
†Gartner	173,600	23,071,440
MAXIMUS	178,700	11,099,057

		34,170,497

Life Sciences Tools & Services–3.07%
Bio-Techne	83,000	12,279,850
†Mettler-Toledo International	14,300	8,274,409

		20,554,259

Machinery–0.07%
Albany International	462	27,789
†Middleby	4,000	417,680

		445,469

Media–1.22%
Manchester United Class A	396,063	8,158,898

		8,158,898

Multiline Retail–0.42%
†Ollie’s Bargain Outlet Holdings	39,149	2,838,303

		2,838,303

Professional Services–5.35%
†CoStar Group	86,689	35,770,482

		35,770,482

Software–9.28%
†Altair Engineering Class A	72,000	2,460,960
†ANSYS	126,000	21,946,680
†Ellie Mae	2,800	290,752
†Guidewire Software	131,000	11,630,180
Pegasystems	110,000	6,028,000

LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
SS&C Technologies Holdings	379,000	$19,670,100

		62,026,672

Specialty Retail–0.30%
Dick’s Sporting Goods	57,000	2,009,250

		2,009,250

Textiles, Apparel & Luxury Goods–0.99%
†Under Armour Class A	268,000	6,024,640
†Under Armour Class C	28,000	590,240

		6,614,880

Thrift & Mortgage Finance–0.69%
†Essent Group	80,000	2,865,600
†LendingTree	8,300	1,774,540

		4,640,140

Trading Companies & Distributors–1.10%
Air Lease	175,000	7,344,750

		7,344,750

Total Common Stock (Cost $215,261,521)		627,207,934

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.24%
Iridium Communications 6.75%, exercise price $7.47, expiration date 12/31/49	2,926	$1,604,794

Total Convertible Preferred Stock (Cost $731,500)		1,604,794

MASTER LIMITED PARTNERSHIPS–1.47%
Carlyle Group	270,000	5,751,000
Oaktree Capital Group	100,000	4,065,000

Total Master Limited Partnerships (Cost $8,256,505)		9,816,000

MONEY MARKET FUND–4.47%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	29,919,149	29,919,149

Total Money Market Fund (Cost $29,919,149)		29,919,149

TOTAL VALUE OF SECURITIES–100.01% (Cost $254,168,675)	668,547,877
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(88,927)

NET ASSETS APPLICABLE TO 12,330,400 SHARES OUTSTANDING–100.00%	$668,458,950

NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($61,560,053 / 1,107,703 Shares)	$55.575

NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($606,898,897 / 11,222,697 Shares)	$54.078

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$219,689,053
Accumulated net investment loss	(726,056)
Accumulated net realized gain on investments	35,116,751
Net unrealized appreciation of investments	414,379,202

TOTAL NET ASSETS	$668,458,950

†	Non-income producing.

«

Includes $400,897 payable for fund shares redeemed, $624,054 due to manager and affiliates, $8,604 expense reimbursement receivable from Lincoln Investment Advisors Corporation and $29,570 other accrued expenses payable as of June 30, 2018.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–4

LVIP Baron Growth Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$2,918,799

EXPENSES:
Management fees	3,142,038
Distribution fees-Service Class	722,759
Shareholder servicing fees	91,119
Accounting and administration expenses	75,539
Reports and statements to shareholders	33,332
Professional fees	20,438
Trustees’ fees and expenses	9,139
Custodian fees	4,859
Consulting fees	1,053
Pricing fees	81
Other	3,310

4,103,667

Less:
Management fees waived	(411,028)
Expenses reimbursed	(47,688)
Expenses paid indirectly	(96)

Total operating expenses	3,644,855

NET INVESTMENT LOSS	(726,056)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	8,229,607
Net change in unrealized appreciation (depreciation) of investments	54,455,147

NET REALIZED AND UNREALIZED GAIN	62,684,754

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,958,698

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(726,056)	$(1,336,197)
Net realized gain	8,229,607	28,141,421
Net change in unrealized appreciation (depreciation)	54,455,147	105,536,734

Net increase in net assets resulting from operations	61,958,698	132,341,958

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(1,445,072)
Service Class	—	(21,493,439)

	—	(22,938,511)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	24,555,995	15,873,670
Service Class	32,467,832	66,329,161
Reinvestment of dividends and distributions:
Standard Class	—	1,445,072
Service Class	—	21,493,439

	57,023,827	105,141,342

Cost of shares redeemed:
Standard Class	(9,118,949)	(5,810,194)
Service Class	(52,387,698)	(95,086,811)

	(61,506,647)	(100,897,005)

Increase (decrease) in net assets derived from capital share transactions	(4,482,820)	4,244,337

NET INCREASE IN NET ASSETS	57,475,878	113,647,784
NET ASSETS:
Beginning of period	610,983,072	497,335,288

End of period	$668,458,950	$610,983,072

Accumulated net investment loss	$(726,056)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–5

LVIP Baron Growth Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$50.365		$41.088	$41.922	$47.819	$45.941	$35.526

Income (loss) from investment operations:
Net investment income (loss)[2]	—	[3]	(0.001)	0.240	(0.017)	0.092	0.032
Net realized and unrealized gain (loss)	5.210		11.178	2.219	(2.102)	2.244	13.978

Total from investment operations	5.210		11.177	2.459	(2.119)	2.336	14.010

Less dividends and distributions from:
Net investment income	—		—	(0.305)	—	(0.197)	(0.184)
Net realized gain	—		(1.900)	(2.988)	(3.778)	(0.261)	(3.411)

Total dividends and distributions	—		(1.900)	(3.293)	(3.778)	(0.458)	(3.595)

Net asset value, end of period	$55.575		$50.365	$41.088	$41.922	$47.819	$45.941

Total return[4]	10.34%		27.56%	5.83%	(4.53% )	5.12%	40.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$61,560		$41,010	$23,668	$26,105	$8,964	$16,739
Ratio of expenses to average net assets	0.93%		0.95%	1.01%	1.01%	1.01%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%		1.07%	1.05%	1.05%	1.05%	1.06%
Ratio of net investment income (loss) to average net assets	0.00%		0.00%	0.58%	(0.03% )	0.20%	0.08%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.15%	)	(0.12% )	0.54%	(0.07% )	0.16%	0.05%
Portfolio turnover	4%		7%	8%	12%	12%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Less than $0.001 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–6

LVIP Baron Growth Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$49.069		$40.172	$41.063	$47.034	$45.201	$35.084

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.064)		(0.116)	0.133	(0.133)	(0.022)	(0.071)
Net realized and unrealized gain (loss)	5.073		10.913	2.168	(2.060)	2.201	13.783

Total from investment operations	5.009		10.797	2.301	(2.193)	2.179	13.712

Less dividends and distributions from:
Net investment income	—		—	(0.204)	—	(0.085)	(0.184)
Net realized gain	—		(1.900)	(2.988)	(3.778)	(0.261)	(3.411)

Total dividends and distributions	—		(1.900)	(3.192)	(3.778)	(0.346)	(3.595)

Net asset value, end of period	$54.078		$49.069	$40.172	$41.063	$47.034	$45.201

Total return[3]	10.21%		27.24%	5.57%	(4.77% )	4.85%	40.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$606,899		$569,973	$473,667	$511,622	$576,278	$590,082
Ratio of expenses to average net assets	1.18%		1.20%	1.26%	1.26%	1.26%	1.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.33%		1.32%	1.30%	1.30%	1.30%	1.31%
Ratio of net investment income (loss) to average net assets	(0.25%	)	(0.25% )	0.33%	(0.28% )	(0.05% )	(0.17% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40%	)	(0.37% )	0.29%	(0.32% )	(0.09% )	(0.20% )
Portfolio turnover	4%		7%	8%	12%	12%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund–7

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or

LVIP Baron Growth Opportunities Fund–8

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2018, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. The commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $395 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% on the first $250 million of the Fund’s average daily net assets; 0.14% on the next $250 million, 0.19% on the next $200 million; 0.20% on the next $50 million; and 0.25% in excess of $750 million of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.93% of the Fund’s average daily net assets for the Standard Class and 1.18% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, cost for these administrative and legal services were as follows:

Administrative	$17,469
Legal	3,480

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and Statements to Shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,794 for the six months ended June 30, 2018.

LVIP Baron Growth Opportunities Fund–9

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$8,604
Management fees payable to LIAC	481,693
Distribution fees payable to LFD	126,364
Shareholder servicing fees payable to Lincoln Life	16,142
Prepaid printing and mailing fees to Lincoln Life	145

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$26,320,102
Sales	26,068,185

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$254,168,675

Aggregate unrealized appreciation of investments	$416,540,361
Aggregate unrealized depreciation of investments	(2,161,159)

Net unrealized appreciation of investments	$414,379,202

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Baron Growth Opportunities Fund–10

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Common Stock	$627,207,934
Convertible Preferred Stock	1,604,794
Master Limited Partnerships	9,816,000
Money Market Fund	29,919,149

Total Investments	$668,547,877

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	465,293	331,972
Service Class	629,214	1,445,191
Shares reinvested:
Standard Class	—	30,901
Service Class	—	471,399

	1,094,507	2,279,463

Shares redeemed:
Standard Class	(171,847)	(124,655)
Service Class	(1,022,213)	(2,091,992)

	(1,194,060)	(2,216,647)

Net increase (decrease)	(99,553)	62,816

5. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

LVIP Baron Growth Opportunities Fund–11

LVIP Baron Growth Opportunities Fund

Notes to Financial Statements (continued)

5. Market Risk (continued)

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Baron Growth Opportunities Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP BlackRock Dividend Value Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Dividend Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$979.30	0.67%	$3.29
Service Class Shares	1,000.00	978.10	0.92%	4.51

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.47	0.67%	$3.36
Service Class Shares	1,000.00	1,020.23	0.92%	4.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Dividend Value Managed Volatility Fund–1

LVIP BlackRock Dividend Value Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	90.33%
Aerospace & Defense	0.94%
Automobiles	0.47%
Banks	12.95%
Beverages	1.84%
Capital Markets	2.73%
Chemicals	1.64%
Commercial Services & Supplies	0.21%
Communications Equipment	1.06%
Construction Materials	0.51%
Containers & Packaging	0.97%
Distributors	0.25%
Diversified Consumer Services	0.13%
Diversified Financial Services	0.22%
Diversified Telecommunication Services	2.87%
Electric Utilities	6.66%
Electrical Equipment	0.57%
Electronic Equipment, Instruments & Components	0.51%
Energy Equipment & Services	0.21%
Food & Staples Retailing	0.70%
Food Products	1.19%
Gas Utilities	0.12%
Health Care Equipment & Supplies	2.11%
Health Care Providers & Services	5.66%
Hotels, Restaurants & Leisure	0.46%
Household Durables	0.71%
Household Products	0.82%
Industrial Conglomerates	2.22%
Insurance	4.57%
IT Services	0.81%
Leisure Products	0.36%
Machinery	0.32%
Media	1.95%
Multiline Retail	1.16%
Multi-Utilities	3.77%
Oil, Gas & Consumable Fuels	10.67%

Security Type/Sector	Percentage of Net Assets
Paper & Forest Products	0.09%
Personal Products	0.63%
Pharmaceuticals	6.71%
Professional Services	0.81%
Road & Rail	0.46%
Semiconductors & Semiconductor Equipment	1.64%
Software	4.12%
Specialty Retail	0.80%
Technology Hardware, Storage & Peripherals	0.94%
Thrift & Mortgage Finance	0.15%
Tobacco	1.48%
Trading Companies & Distributors	0.16%
Master Limited Partnership	0.82%
Money Market Fund	8.63%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Pfizer	2.91%
JPMorgan Chase & Co.	2.80%
Bank of America	2.72%
Citigroup	2.32%
Wells Fargo & Co.	2.10%
Oracle	1.91%
Microsoft	1.81%
Suncor Energy	1.79%
Anthem	1.77%
Verizon Communications	1.70%
Total	21.83%

IT–Information Technology

LVIP BlackRock Dividend Value Managed Volatility Fund–2

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.33%
Aerospace & Defense–0.94%
Lockheed Martin	16,945	$5,006,061
Northrop Grumman	22,500	6,923,250

		11,929,311

Automobiles–0.47%
Ford Motor	540,991	5,988,770

		5,988,770

Banks–12.95%
Bank of America	1,225,320	34,541,771
Bank of Hawaii	15,558	1,297,848
BB&T	44,889	2,264,201
Citigroup	441,340	29,534,473
FNB	118,654	1,592,337
JPMorgan Chase & Co.	341,510	35,585,342
KeyCorp	213,460	4,171,008
PacWest Bancorp	47,726	2,358,619
People’s United Financial	128,307	2,321,074
SunTrust Banks	143,565	9,478,161
Trustmark	24,581	802,078
U.S. Bancorp	228,460	11,427,569
United Bankshares	38,078	1,386,039
Valley National Bancorp	96,733	1,176,273
Wells Fargo & Co.	481,230	26,679,391

		164,616,184

Beverages–1.84%
Coca-Cola	83,764	3,673,889
Diageo	250,718	9,006,692
Dr Pepper Snapple Group	38,690	4,720,180
PepsiCo	54,460	5,929,060

		23,329,821

Capital Markets–2.73%
Charles Schwab	80,120	4,094,132
Federated Investors Class B	34,977	815,664
Goldman Sachs Group	46,540	10,265,328
Invesco	108,733	2,887,948
Lazard Class A	49,668	2,429,262
Morgan Stanley	298,830	14,164,542

		34,656,876

Chemicals–1.64%
CF Industries Holdings	70,605	3,134,862
DowDuPont	155,320	10,238,694
Huntsman	64,051	1,870,289
LyondellBasell Industries Class A	34,364	3,774,885
Olin	63,757	1,831,101

		20,849,831

Commercial Services & Supplies–0.21%
Pitney Bowes	68,921	590,653

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management	25,689	$2,089,543

		2,680,196

Communications Equipment–1.06%
Cisco Systems	116,900	5,030,207
Motorola Solutions	73,090	8,505,483

		13,535,690

Construction Materials–0.51%
CRH	184,770	6,522,993

		6,522,993

Containers & Packaging–0.97%
International Paper	115,753	6,028,416
Packaging Corp. of America	18,221	2,036,926
Sonoco Products	37,619	1,974,998
WestRock	40,179	2,291,007

		12,331,347

Distributors–0.25%
Genuine Parts	34,791	3,193,466

		3,193,466

Diversified Consumer Services–0.13%
H&R Block	71,083	1,619,271

		1,619,271

Diversified Financial Services–0.22%
†AXA Equitable Holdings	134,990	2,782,144

		2,782,144

Diversified Telecommunication Services–2.87%
AT&T	180,069	5,782,016
BCE	53,310	2,158,522
CenturyLink	370,761	6,910,985
Verizon Communications	430,330	21,649,902

		36,501,425

Electric Utilities–6.66%
Alliant Energy	90,608	3,834,531
American Electric Power	59,237	4,102,162
Edison International	107,912	6,827,592
Entergy	62,204	5,025,461
Eversource Energy	64,023	3,752,388
Exelon	102,899	4,383,497
FirstEnergy	450,412	16,174,295
IDACORP	19,360	1,785,766
NextEra Energy	76,796	12,827,236
OGE Energy	78,165	2,752,190
PG&E	230,370	9,804,547
Pinnacle West Capital	43,991	3,543,915
PPL	210,758	6,017,141
Xcel Energy	83,601	3,818,894

		84,649,615

LVIP BlackRock Dividend Value Managed Volatility Fund–3

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.57%
Eaton	41,056	$3,068,525
Emerson Electric	39,895	2,758,340
†nVent Electric	54,150	1,359,165

		7,186,030

Electronic Equipment, Instruments & Components–0.51%
CDW	79,550	6,426,845

		6,426,845

Energy Equipment & Services–0.21%
Helmerich & Payne	41,618	2,653,564

		2,653,564

Food & Staples Retailing–0.70%
Kroger	215,880	6,141,786
Sysco	40,827	2,788,076

		8,929,862

Food Products–1.19%
Danone	28,790	2,113,750
General Mills	170,062	7,526,944
Kellogg	78,660	5,495,974

		15,136,668

Gas Utilities–0.12%
New Jersey Resources	32,876	1,471,201

		1,471,201

Health Care Equipment & Supplies–2.11%
Koninklijke Philips	341,810	14,539,611
Medtronic	143,590	12,292,740

		26,832,351

Health Care Providers & Services–5.66%
Aetna	79,763	14,636,511
Anthem	94,470	22,486,694
Cardinal Health	80,810	3,945,952
CVS Health	101,600	6,537,960
Humana	13,590	4,044,792
McKesson	55,760	7,438,384
Quest Diagnostics	33,490	3,681,891
UnitedHealth Group	37,550	9,212,517

		71,984,701

Hotels, Restaurants & Leisure–0.46%
Darden Restaurants	29,765	3,186,641
McDonald’s	17,092	2,678,145

		5,864,786

Household Durables–0.71%
Garmin	42,130	2,569,930
Leggett & Platt	49,178	2,195,306
Newell Brands	133,888	3,452,972

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Tupperware Brands	19,271	$794,736

		9,012,944

Household Products–0.82%
Kimberly-Clark	32,813	3,456,521
Procter & Gamble	89,740	7,005,104

		10,461,625

Industrial Conglomerates–2.22%
3M	22,070	4,341,610
General Electric	992,416	13,506,782
Honeywell International	72,370	10,424,899

		28,273,291

Insurance–4.57%
American International Group	337,400	17,888,948
Arthur J. Gallagher & Co.	46,409	3,029,580
†Brighthouse Financial	19,395	777,158
Cincinnati Financial	38,171	2,552,113
Marsh & McLennan	81,660	6,693,670
MetLife	364,562	15,894,903
Old Republic International	92,358	1,838,848
Travelers	77,190	9,443,425

		58,118,645

IT Services–0.81%
Cognizant Technology Solutions Class A	40,850	3,226,741
International Business Machines	24,732	3,455,060
Western Union	175,888	3,575,803

		10,257,604

Leisure Products–0.36%
Mattel	275,437	4,522,676

		4,522,676

Machinery–0.32%
Caterpillar	13,543	1,837,379
Pentair	54,030	2,273,582

		4,110,961

Media–1.95%
Cinemark Holdings	41,808	1,466,625
Comcast Class A	440,750	14,461,008
Interpublic Group	342,846	8,036,310
Meredith	15,203	775,353

		24,739,296

Multiline Retail–1.16%
Dollar General	27,030	2,665,158
Kohl’s	57,601	4,199,113
Macy’s	115,457	4,321,556
Target	46,820	3,563,938

		14,749,765

LVIP BlackRock Dividend Value Managed Volatility Fund–4

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities–3.77%
Avista	25,017	$1,317,395
Black Hills	20,358	1,246,113
CenterPoint Energy	156,232	4,329,189
CMS Energy	80,623	3,811,855
Dominion Energy	62,911	4,289,272
DTE Energy	35,648	3,694,202
NiSource	131,147	3,446,543
NorthWestern	19,140	1,095,765
Public Service Enterprise Group	277,182	15,006,633
SCANA	52,407	2,018,718
Sempra Energy	30,772	3,572,937
WEC Energy Group	62,867	4,064,352

		47,892,974

Oil, Gas & Consumable Fuels–10.67%
Anadarko Petroleum	25,790	1,889,117
BP	2,515,630	19,199,576
Chevron	93,798	11,858,881
ConocoPhillips	39,478	2,748,458
Devon Energy	265,650	11,677,974
Exxon Mobil	55,688	4,607,068
Hess	179,244	11,989,631
HollyFrontier	65,176	4,459,994
Marathon Oil	84,760	1,768,094
Marathon Petroleum	96,620	6,778,859
Occidental Petroleum	73,241	6,128,807
ONEOK	167,168	11,673,341
Royal Dutch Shell ADR Class A	58,650	4,060,340
Suncor Energy	559,550	22,762,494
TOTAL ADR	101,346	6,137,514
Valero Energy	39,102	4,333,675
Williams	128,965	3,496,241

		135,570,064

Paper & Forest Products–0.09%
Domtar	23,558	1,124,659

		1,124,659

Personal Products–0.63%
Nu Skin Enterprises Class A	18,737	1,465,046
Unilever (New York Shares)	117,990	6,574,403

		8,039,449

Pharmaceuticals–6.71%
AstraZeneca	230,841	16,003,391
Bayer	54,038	5,954,011
Eli Lilly & Co.	38,362	3,273,429
Merck & Co.	272,711	16,553,558
Novo Nordisk ADR	141,910	6,544,889
Pfizer	1,019,999	37,005,564

		85,334,842

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–0.81%
Experian	228,470	$5,652,054
Nielsen Holdings	151,610	4,689,297

		10,341,351

Road & Rail–0.46%
Union Pacific	41,172	5,833,249

		5,833,249

Semiconductors & Semiconductor Equipment–1.64%
Intel	48,242	2,398,110
QUALCOMM	248,652	13,954,350
Taiwan Semiconductor Manufacturing ADR	121,400	4,438,384

		20,790,844

Software–4.12%
Constellation Software	6,650	5,157,272
Microsoft	233,290	23,004,727
Oracle	549,780	24,223,307

		52,385,306

Specialty Retail–0.80%
L Brands	106,252	3,918,574
Lowe’s	64,960	6,208,227

		10,126,801

Technology Hardware, Storage & Peripherals–0.94%
Lenovo Group	5,660,000	3,066,050
Samsung Electronics GDR	3,955	4,132,975
Seagate Technology	85,239	4,813,446

		12,012,471

Thrift & Mortgage Finance–0.15%
New York Community Bancorp	177,940	1,964,458

		1,964,458

Tobacco–1.48%
Altria Group	226,354	12,854,644
Philip Morris International	74,103	5,983,076

		18,837,720

Trading Companies & Distributors–0.16%
Watsco	11,267	2,008,681

		2,008,681

Total Common Stock (Cost $923,435,261)		1,148,182,624

MASTER LIMITED PARTNERSHIP–0.82%
Enterprise Products Partners	378,840	10,482,503

Total Master Limited Partnership (Cost $10,835,161)		10,482,503

LVIP BlackRock Dividend Value Managed Volatility Fund–5

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–8.63%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	109,658,410	$109,658,410

Total Money Market Fund (Cost $109,658,410)		109,658,410

TOTAL VALUE OF SECURITIES–99.78% (Cost $1,043,928,832)	$1,268,323,537
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	2,800,270

NET ASSETS APPLICABLE TO 62,190,939 SHARES OUTSTANDING–100.00%	$1,271,123,807

NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($315,058,555 / 15,379,509 Shares)	$20.486

NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($956,065,252 / 46,811,430 Shares)	$20.424

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$1,016,396,270
Undistributed net investment income	12,535,929
Accumulated net realized gain on investments	18,986,545
Net unrealized appreciation of investments, foreign currencies and derivatives	223,205,063

TOTAL NET ASSETS	$1,271,123,807

†	Non-income producing.

«

Includes $2,608,097 cash collateral held at broker for future contracts, $117,957 variation margin due from broker on future contracts, $584,897 payable for fund shares redeemed, $1,532,523 payable for securities purchased, $855,501 due to manager and affiliates, and $61,906 other accrued expenses payable as of June 30, 2018.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
18	British Pound	$1,489,050	$1,498,383	9/18/18	$—	$(9,333)
17	Euro	2,494,006	2,483,874	9/18/18	10,132	—
16	Japanese Yen	1,813,500	1,820,921	9/18/18	—	(7,421)

					10,132	(16,754)

Equity Contracts:
16	Dow Jones U.S. Real Estate Index	511,680	497,246	9/24/18	14,434	—
21	E-mini Russell 2000 Index	1,729,875	1,771,093	9/24/18	—	(41,218)
324	E-mini S&P 500 Index	44,089,920	44,980,253	9/22/18	—	(890,333)
42	E-mini S&P MidCap 400 Index	8,215,620	8,372,965	9/24/18	—	(157,345)
64	Euro STOXX 50 Index	2,534,406	2,607,387	9/24/18	—	(72,981)
15	FTSE 100 Index	1,504,812	1,504,232	9/24/18	580	—
9	Nikkei 225 Index (OSE)	1,811,950	1,845,598	9/14/18	—	(33,648)

					15,014	(1,195,525)

Total Futures Contracts					$25,146	$(1,212,279)

LVIP BlackRock Dividend Value Managed Volatility Fund–6

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Net Assets (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

FTSE–Financial Times Stock Exchange

GDR–Global Depository Receipt

IT–Information Technology

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–7

LVIP BlackRock Dividend Value Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$17,833,882
Foreign tax withheld	(284,608)

17,549,274

EXPENSES:
Management fees	4,592,082
Distribution fees-Service Class	1,191,462
Shareholder servicing fees	185,107
Accounting and administration expenses	154,344
Reports and statements to shareholders	68,491
Index fees	43,960
Professional fees	29,414
Trustees’ fees and expenses	18,972
Custodian fees	15,596
Consulting fees	2,228
Pricing fees	1,760
Other	4,855

6,308,271

Less:
Management fees waived	(808,685)
Expenses paid indirectly	(527)

Total operating expenses	5,499,059

NET INVESTMENT INCOME	12,050,215

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	51,120,836
Foreign currencies	(224,512)
Foreign currency exchange contracts	104,516
Futures contracts	(23,972,067)

Net realized gain	27,028,773

Net change in unrealized appreciation (depreciation) of:
Investments	(64,681,508)
Foreign currencies	(3,074)
Futures contracts	(1,996,054)

Net change in unrealized appreciation (depreciation)	(66,680,636)

NET REALIZED AND UNREALIZED LOSS	(39,651,863)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,601,648)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,050,215	$20,871,342
Net realized gain	27,028,773	72,290,553
Net change in unrealized appreciation (depreciation)	(66,680,636)	91,059,648

Net increase (decrease) in net assets resulting from operations	(27,601,648)	184,221,543

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,899,354)
Service Class	—	(14,844,838)

	—	(20,744,192)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,954,930	4,989,896
Service Class	57,847,950	118,832,575
Reinvestment of dividends and distributions:
Standard Class	—	5,899,354
Service Class	—	14,844,838

	60,802,880	144,566,663

Cost of shares redeemed:
Standard Class	(17,060,778)	(36,701,926)
Service Class	(49,714,021)	(91,163,579)

	(66,774,799)	(127,865,505)

Increase (decrease) in net assets derived from capital share transactions	(5,971,919)	16,701,158

Net Increase (Decrease) in Net Assets	(33,573,567)	180,178,509
NET ASSETS:
Beginning of period	1,304,697,374	1,124,518,865

End of period	$1,271,123,807	$1,304,697,374

Undistributed net investment income	$12,535,929	$485,714

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–8

LVIP BlackRock Dividend Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$20.918	$18.287	$16.634	$17.805	$17.455	$14.977

Income (loss) from investment operations:
Net investment income[3]	0.213	0.372	0.355	0.296	0.295	0.299
Net realized and unrealized gain (loss)	(0.645)	2.633	1.636	(1.162)	0.314	2.428

Total from investment operations	(0.432)	3.005	1.991	(0.866)	0.609	2.727

Less dividends and distributions from:
Net investment income	—	(0.374)	(0.338)	(0.305)	(0.259)	(0.249)

Total dividends and distributions	—	(0.374)	(0.338)	(0.305)	(0.259)	(0.249)

Net asset value, end of period	$20.486	$20.918	$18.287	$16.634	$17.805	$17.455

Total return[4]	(2.07% )	16.43%	11.97%	(4.87% )	3.49%	18.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$315,059	$335,958	$318,457	$304,296	$337,563	$351,809
Ratio of expenses to average net assets	0.67%	0.66%	0.68%	0.72%	0.72%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.79%	0.80%	0.81%	0.81%	0.84%
Ratio of net investment income to average net assets	2.07%	1.90%	2.07%	1.72%	1.68%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.94%	1.77%	1.95%	1.63%	1.59%	1.76%
Portfolio turnover	23%	29%	51%	24%	24%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–9

LVIP BlackRock Dividend Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$20.881	$18.258	$16.613	$17.781	$17.434	$14.961

Income (loss) from investment operations:
Net investment income[3]	0.187	0.322	0.312	0.252	0.251	0.261
Net realized and unrealized gain (loss)	(0.644)	2.626	1.628	(1.158)	0.312	2.419

Total from investment operations	(0.457)	2.948	1.940	(0.906)	0.563	2.680

Less dividends and distributions from:
Net investment income	—	(0.325)	(0.295)	(0.262)	(0.216)	(0.207)

Total dividends and distributions	—	(0.325)	(0.295)	(0.262)	(0.216)	(0.207)

Net asset value, end of period	$20.424	$20.881	$18.258	$16.613	$17.781	$17.434

Total return[4]	(2.19% )	16.14%	11.68%	(5.09% )	3.23%	17.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$956,065	$968,739	$806,062	$595,518	$499,132	$332,144
Ratio of expenses to average net assets	0.92%	0.91%	0.93%	0.97%	0.97%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.04%	1.05%	1.06%	1.06%	1.09%
Ratio of net investment income to average net assets	1.82%	1.65%	1.82%	1.47%	1.43%	1.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.69%	1.52%	1.70%	1.38%	1.34%	1.51%
Portfolio turnover	23%	29%	51%	24%	24%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–10

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP BlackRock Dividend Value Managed Volatility Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of average daily net assets of the Fund, and 0.70% of average daily net assets of the Fund in excess of $500 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee as follows; 0.11% on the first $750 million of average daily net assets of the Fund and 0.15% of average daily net assets in excess of $750 million. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$36,281
Legal	7,228

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $59,609 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP BlackRock Dividend Value Managed Volatility Fund–12

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$624,324
Distribution fees payable to LFD	197,780
Printing and mailing fees payable to Lincoln Life	2,862
Shareholder servicing fees payable to Lincoln Life	30,535

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$269,774,591
Sales	295,242,420

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$1,043,928,832

Aggregate unrealized appreciation of investments and derivatives	$258,773,197
Aggregate unrealized depreciation of investments and derivatives	(35,565,625)

Net unrealized appreciation of investments and derivatives	$223,207,572

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Dividend Value Managed Volatility Fund–13

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Common Stock	$1,148,182,624
Master Limited Partnership	10,482,503
Money Market Fund	109,658,410

Total Investments	$1,268,323,537

Derivatives:
Assets:
Futures Contracts	25,146

Liabilities:
Futures Contracts	$(1,212,279)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	143,097	256,504
Service Class	2,810,444	6,197,394
Shares reinvested:
Standard Class	—	281,308
Service Class	—	709,214

	2,953,541	7,444,420

Shares redeemed:
Standard Class	(824,009)	(1,892,189)
Service Class	(2,392,059)	(4,660,963)

	(3,216,068)	(6,553,152)

Net increase (decrease)	(262,527)	891,268

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP BlackRock Dividend Value Managed Volatility Fund–14

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2018.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures Contracts (Currency contracts)	Receivables and other assets net of liabilities	$10,132	Receivables and other assets net of liabilities	$(16,754)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	15,014	Receivables and other assets net of liabilities	(1,195,525)

Total		$25,146		$(1,212,279)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$104,516	$—
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,652,413	(87,303)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(25,624,480)	(1,908,751)

Total		$(23,867,551)	$(1,996,054)

LVIP BlackRock Dividend Value Managed Volatility Fund–15

LVIP BlackRock Dividend Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$287,707	$125,198
Futures contracts (average notional value)	23,464,385	168,607,779

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to the offsetting provisions.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund–16

LVIP BlackRock Global Allocation V.I. Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$984.40	0.13%	$0.64
Service Class Shares	1,000.00	982.70	0.48%	2.36

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.15	0.13%	$0.65
Service Class Shares	1,000.00	1,022.41	0.48%	2.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–1

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investment	97.01%
Investment Company	97.01%
Global Multi-Asset Fund	97.01%
Unaffiliated Investment	3.02%
Investment Company	3.02%
Money Market Fund	3.02%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–2

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–97.01%
INVESTMENT COMPANY–97.01%
Global Multi-Asset Fund–97.01%
*BlackRock Global Allocation V.I. Fund	57,094,644	$970,608,941

Total Affiliated Investment (Cost $953,055,679)		970,608,941

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–3.02%
INVESTMENT COMPANY–3.02%
Money Market Fund–3.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	30,253,568	$30,253,568

Total Unaffiliated Investment (Cost $30,253,568)		30,253,568

TOTAL VALUE OF SECURITIES–100.03% (Cost $983,309,247)	1,000,862,509
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(306,529)

NET ASSETS APPLICABLE TO 94,956,765 SHARES OUTSTANDING–100.00%	$1,000,555,980

*	Class I shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
297 U.S. Treasury 5 yr Notes	$33,744,305	$33,609,964	9/28/18	$134,341

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–3

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investment, at value	$970,608,941
Unaffiliated investment, at value	30,253,568
Cash collateral held at broker for futures contracts	201,960
Dividends receivable	41,054
Receivable for fund shares sold	39,042
Receivable for investments sold	37,707

TOTAL ASSETS	1,001,182,272

LIABILITIES:
Due to manager and affiliates	384,894
Payable for fund shares redeemed	176,849
Due to custodian	37,705
Other accrued expenses payable	19,882
Variation margin due to broker on futures contracts	6,962

TOTAL LIABILITIES	626,292

TOTAL NET ASSETS	$1,000,555,980

Affiliated investment, at cost	$953,055,679
Unaffiliated investment, at cost	30,253,568

Standard Class:
Net Assets	$176,461
Shares Outstanding	16,614
Net Asset Value Per Share	$10.621

Service Class:
Net Assets	$1,000,379,519
Shares Outstanding	94,940,151
Net Asset Value Per Share	$10.537

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$1,015,291,457
Undistributed net investment income	15,965,413
Accumulated net realized loss on investments	(48,388,493)
Net unrealized appreciation of investments and derivatives	17,687,603

TOTAL NET ASSETS	$1,000,555,980

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–4

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$220,841

EXPENSES:
Management fees	3,829,578
Distribution fees-Service Class	1,786,821
Shareholder servicing fees	148,077
Accounting and administration expenses	50,151
Reports and statements to shareholders	22,422
Professional fees	21,647
Trustees’ fees and expenses	15,190
Custodian fees	3,899
Consulting fees	2,155
Pricing fees	22
Other	3,876

5,883,838

Less:
Management fees waived	(3,421,089)

Total operating expenses	2,462,749

NET INVESTMENT LOSS	(2,241,908)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investment	(930,403)
Futures contracts	(736,382)

Net realized loss	(1,666,785)

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	(13,802,012)
Futures contracts	180,505

Net change in unrealized appreciation (depreciation)	(13,621,507)

NET REALIZED AND UNREALIZED LOSS	(15,288,292)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,530,200)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,241,908)	$8,288,721
Net realized gain (loss)	(1,666,785)	305,813
Net change in unrealized appreciation (depreciation)	(13,621,507)	112,231,856

Net increase (decrease) in net assets resulting from operations	(17,530,200)	120,826,390

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,917)
Service Class	—	(7,488,255)

	—	(7,490,172)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	600	1,303
Service Class	38,050,810	70,939,788
Reinvestment of dividends and distributions:
Standard Class	—	1,917
Service Class	—	7,488,255

	38,051,410	78,431,263

Cost of shares redeemed:
Standard Class	(10,091)	(5,529)
Service Class	(54,158,850)	(146,697,624)

	(54,168,941)	(146,703,153)

Decrease in net assets derived from capital share transactions	(16,117,531)	(68,271,890)

NET INCREASE (DECREASE) IN NET ASSETS	(33,647,731)	45,064,328
NET ASSETS:
Beginning of period	1,034,203,711	989,139,383

End of period	$1,000,555,980	$1,034,203,711

Undistributed net investment income	$15,965,413	$18,207,321

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–5

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1]		Year Ended			5/1/13[3] to
	(unaudited)	12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$10.789	$9.631	$9.480	$10.490	$10.709	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)	0.121	0.107	0.109	0.299	0.235
Net realized and unrealized gain (loss)	(0.163)	1.148	0.162	(0.565)	(0.319)	0.490

Total from investment operations	(0.168)	1.269	0.269	(0.456)	(0.020)	0.725

Less dividends and distributions from:
Net investment income	—	(0.111)	(0.072)	(0.107)	(0.108)	—
Net realized gain	—	—	(0.046)	(0.447)	(0.091)	(0.016)

Total dividends and distributions	—	(0.111)	(0.118)	(0.554)	(0.199)	(0.016)

Net asset value, end of period	$10.621	$10.789	$9.631	$9.480	$10.490	$10.709

Total return[5]	(1.56% )	13.20%	2.85%	(4.32% )	(0.21% )	7.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$176	$189	$170	$265	$304	$2,961
Ratio of expenses to average net assets[6]	0.13%	0.12%	0.10%	0.11%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.80%	0.79%	0.78%	0.81%	0.80%	0.84%
Ratio of net investment income (loss) to average net assets	(0.09%)[7]	1.17%	1.13%	1.05%	2.77%	3.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.76%)[7]	0.50%	0.45%	0.35%	2.07%	2.68%
Portfolio turnover	2%	6%	9%	8%	3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–6

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Allocation V.I. Managed Risk Fund Service Class
	Six Months Ended 6/30/18[1]			Year Ended			5/1/13[3] to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$10.722		$9.575	$9.459	$10.466	$10.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.023)		0.084	0.074	0.072	0.260	0.213
Net realized and unrealized gain (loss)	(0.162)		1.141	0.160	(0.561)	(0.317)	0.487

Total from investment operations	(0.185)		1.225	0.234	(0.489)	(0.057)	0.700

Less dividends and distributions from:
Net investment income	—		(0.078)	(0.072)	(0.071)	(0.070)	—
Net realized gain	—		—	(0.046)	(0.447)	(0.091)	(0.016)

Total dividends and distributions	—		(0.078)	(0.118)	(0.518)	(0.161)	(0.016)

Net asset value, end of period	$10.537		$10.722	$9.575	$9.459	$10.466	$10.684

Total return[5]	(1.73%	)	12.81%	2.50%	(4.66% )	(0.55% )	7.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,000,380		$1,034,015	$988,969	$975,859	$806,422	$329,225
Ratio of expenses to average net assets[6]	0.48%		0.47%	0.45%	0.46%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.15%		1.14%	1.13%	1.16%	1.15%	1.19%
Ratio of net investment income (loss) to average net assets	(0.44%	)[7]	0.82%	0.78%	0.70%	2.42%	3.07%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.11%	)[7]	0.15%	0.10%	0.00%	1.72%	2.33%
Portfolio turnover	2%		6%	9%	8%	3%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–7

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation V.I. Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the BlackRock Global Allocation V.I. Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The BlackRock Global Allocation V.I. Fund, which is advised by an unaffiliated adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earning credits for the six months ended June 30, 2018.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–8

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.67% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$29,015
Legal	5,780

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,790 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$66,639
Distribution fees payable to LFD	291,495
Shareholder servicing fees payable to Lincoln Life	24,157
Printing and mailing fees payable to Lincoln Life	2,603

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–9

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–97.01%@
Global Multi-Asset Fund–97.01%@
*BlackRock Global Allocation V.I. Fund	$1,004,795,267	$17,332,101	$36,786,012	$(930,403)	$(13,802,012)	$970,608,941	57,094,644	$—	$—

@As a percentage of Net Assets as of June 30, 2018.

*Class I shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$17,332,101
Sales	36,786,012

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$983,309,247

Aggregate unrealized appreciation of investments and derivatives	$17,687,603
Aggregate unrealized depreciation of investments and derivatives	—

Net unrealized appreciation of investments and derivatives	$17,687,603

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017 the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,064,769	$17,957,994	$22,022,763

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–10

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Company	$970,608,941
Unaffiliated Investment Company	30,253,568

Total Investments	$1,000,862,509

Derivatives:
Assets:
Futures Contracts	$134,341

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	55	125
Service Class	3,538,239	6,917,251
Shares reinvested:
Standard Class	—	182
Service Class	—	714,256

	3,538,294	7,631,814

Shares redeemed:
Standard Class	(914)	(535)
Service Class	(5,037,459)	(14,475,037)

	(5,038,373)	(14,475,572)

Net decrease	(1,500,079)	(6,843,758)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–11

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts*	$134,341	Variation margin due to broker on futures contracts	$—

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(736,382)	$180,505

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$33,178,004	$—

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Global Allocation V.I. Managed Risk Fund–12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,005.20	0.32%	$1.59
Service Class Shares	1,000.00	1,003.50	0.67%	3.33

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.21	0.32%	$1.61
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.97%
Equity Funds	51.70%
Fixed Income Funds	26.90%
International Equity Funds	18.35%
Money Market Fund	3.02%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.97%
Equity Funds–51.70%
iShares Core S&P 500 ETF	246,797	$67,387,921
iShares Core S&P Mid-Cap ETF	80,315	15,643,756
iShares Edge MSCI Min Vol USA ETF	1,098,848	58,414,760
iShares Russell 2000 ETF	95,750	15,680,977

		157,127,414

Fixed Income Funds–26.90%
iShares Core U.S. Aggregate Bond ETF	387,627	41,212,503
iShares Core U.S. Credit Bond ETF	116,742	12,506,570
iShares Core U.S. Treasury Bond ETF	568,140	13,990,447
iShares MBS ETF	134,929	14,056,903

		81,766,423

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–18.35%
iShares Edge MSCI Min Vol EAFE ETF	542,084	$38,563,856
iShares Edge MSCI Min Vol Emerging Markets ETF	297,559	17,210,813

		55,774,669

Money Market Fund–3.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	9,187,581	9,187,581

		9,187,581

Total Investment Companies (Cost $285,582,214)		303,856,087

TOTAL VALUE OF SECURITIES–99.97% (Cost $285,582,214)	303,856,087
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	101,791

NET ASSETS APPLICABLE TO 26,594,937 SHARES OUTSTANDING–100.00%	$303,957,878

NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($17,941,902 / 1,567,103 Shares)	$11.449

NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($286,015,976 / 25,027,834 Shares)	$11.428

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$284,102,563
Undistributed net investment income	2,252,277
Accumulated net realized loss on investments	(706,117)
Net unrealized appreciation of investments and derivatives	18,309,155

TOTAL NET ASSETS	$303,957,878

«

Includes $708,182 payable for investments purchased, $68,825 payable for fund shares redeemed, $53,040 cash collateral held at broker for futures contracts, $1,828 variation margin due to broker on futures contracts, $20,205 other accrued expenses payable, $148,840 due to manager and affiliates as of June 30, 2018.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
78 U.S. Treasury 5 yr Notes	$8,862,141	$8,826,859	9/28/18	$35,282

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock Global Growth ETF Allocation

Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$3,042,226

EXPENSES:
Distribution fees-Service Class	436,426
Management fees	329,645
Shareholder servicing fees	38,239
Accounting and administration expenses	23,635
Professional fees	16,903
Reports and statements to shareholders	5,353
Trustees’ fees and expenses	3,680
Custodian fees	2,549
Consulting fees	1,918
Pricing fees	25
Other	686

859,059
Less:
Expenses paid indirectly	(13)

Total operating expenses	859,046

NET INVESTMENT INCOME	2,183,180

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(300,186)
Foreign currencies	(100)
Futures contracts	(228,873)

Net realized loss	(529,159)

Net change in unrealized appreciation (depreciation) of:
Investments	(988,880)
Futures contracts	44,616

Net change in unrealized appreciation (depreciation)	(944,264)

NET REALIZED AND UNREALIZED LOSS	(1,473,423)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$709,757

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation

Managed Risk Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (Unaudited)	Year ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,183,180	$2,522,696
Net realized gain (loss)	(529,159)	241,201
Net change in unrealized appreciation (depreciation) of investments	(944,264)	19,222,310

Net increase in net assets resulting from operations	709,757	21,986,207

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(156,519)
Service Class	—	(2,297,080)
Net realized gain:
Standard Class	—	(9,648)
Service Class	—	(184,962)

	—	(2,648,209)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,671,004	8,586,202
Service Class	83,184,529	135,247,888
Reinvestment of dividends and distributions:
Standard Class	—	166,167
Service Class	—	2,482,042

	90,855,533	146,482,299

Cost of shares redeemed:
Standard Class	(927,492)	(377,656)
Service Class	(11,548,720)	(41,325,397)

	(12,476,212)	(41,703,053)

Increase in net assets derived from capital share transactions	78,379,321	104,779,246

NET INCREASE IN NET ASSETS	79,089,078	124,117,244
NET ASSETS:
Beginning of period	224,868,800	100,751,556

End of period	$303,957,878	$224,868,800

Undistributed net investment income	$2,252,277	$69,097

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended 12/31/17	5/2/16[2] to 12/31/16
Net asset value, beginning of period	$11.390	$10.112	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.112	0.197	0.213
Net realized and unrealized gain (loss)	(0.053)	1.255	0.018

Total from investment operations	0.059	1.452	0.231

Less dividends and distributions from:
Net investment income	—	(0.164)	(0.119)
Net realized gain	—	(0.010)	—
Return of capital	—	—	— [4]

Total dividends and distributions	—	(0.174)	(0.119)

Net asset value, end of period	$11.449	$11.390	$10.112

Total return[5]	0.52%	14.35%	2.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,942	$11,131	$2,185
Ratio of expenses to average net assets[6]	0.32%	0.33%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.33%	0.40%
Ratio of net investment income to average net assets	1.98%[7]	1.79%	3.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.98%[7]	1.79%	3.09%
Portfolio turnover	3%	15%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $88 were made by the Fund’s Standard Class, which calculated to de minimis amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended 12/31/17	5/2/16[2] to 12/31/16

Net asset value, beginning of period	$ 11.388		$ 10.113	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.092		0.158	0.189
Net realized and unrealized gain (loss)	(0.052)		1.252	0.018

Total from investment operations	0.040		1.410	0.207

Less dividends and distributions from:
Net investment income	—		(0.125)	(0.094)
Net realized gain	—		(0.010)	—
Return of capital	—		—	— [4]

Total dividends and distributions	—		(0.135)	(0.094)

Net asset value, end of period	$ 11.428		$ 11.388	$10.113

Total return[5]	0.35%		13.95%	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$286,016		$213,738	$98,567
Ratio of expenses to average net assets[6]	0.67%		0.68%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.67%		0.68%	0.75%
Ratio of net investment income to average net assets	1.63%	[7]	1.44%	2.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.63%	[7]	1.44%	2.74%
Portfolio turnover	3%		15%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $3,959 were made by the Fund’s Service Class, which calculated to de minimis amounts of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.

The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market fund have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2016–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.37% of the average daily net assets for the Standard Class and 0.72% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees and LIAC.

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.

Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$7,134
Legal	1,421

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,894 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$61,330
Distribution fees payable to LFD	80,848
Shareholder servicing fees payable to Lincoln Life	7,114
Prepaid printing and mailing fees to Lincoln Life	452

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$86,018,971
Sales	7,126,934

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$285,582,214

Aggregate unrealized appreciation of investments and derivatives	$20,006,943
Aggregate unrealized depreciation of investments and derivatives	(1,697,788)

Net unrealized appreciation of investments and derivatives	$18,309,155

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Investment Companies	$303,856,087

Derivatives:
Assets:
Futures Contracts	$35,282

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year ended 12/31/17
Shares sold:
Standard Class	670,106	781,003
Service Class	7,274,956	12,493,704
Shares reinvested:
Standard Class	—	14,572
Service Class	—	217,685

	7,945,062	13,506,964

Shares redeemed:
Standard Class	(80,306)	(34,319)
Service Class	(1,015,034)	(3,690,259)

	(1,095,340)	(3,724,578)

Net increase	6,849,722	9,782,386

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures Contracts (Interest Rate Contracts)	Receivables and other assets net of liabilities	$35,282	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest Rate Contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(181,637)	$44,616
Futures contracts (Currency contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(696)	—
Futures contracts (Equity contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(46,540)	—

Total		$(228,873)	$44,616

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$8,356,058	$60,347

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–12

LVIP BlackRock Inflation Protected Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP BlackRock Inflation Protected Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Inflation Protected Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,006.30	0.49%	$2.44
Service Class Shares	1,000.00	1,005.00	0.74%	3.68

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.36	0.49%	$2.46
Service Class Shares	1,000.00	1,021.12	0.74%	3.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Non-Agency Collateralized Mortgage Obligations	0.02%
Non-Agency Commercial Mortgage-Backed Securities	0.25%
Sovereign Bonds	41.33%
Australia	1.56%
Canada	0.89%
Colombia	0.12%
Denmark	0.46%
France	11.68%
Germany	1.80%
Indonesia	0.05%
Italy	7.51%
Japan	7.61%
Mexico	0.15%
New Zealand	0.23%
Spain	3.24%
Sweden	1.05%
United Kingdom	4.98%
U.S. Treasury Obligations	53.06%
Money Market Fund	3.65%
Total Value of Securities	98.31%
Receivables and Other Assets Net of Liabilities	1.69%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)*
U.S. Government	56.05%
AAA	5.49%
AA	17.61%
A	11.40%
BBB	7.96%
Non-Rated	1.49%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets

June 30, 2018 (unaudited)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.02%
ABN Amro Mortgage Series 2003-4 A4 5.50% 3/25/33		43,923	$44,073
◆CHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34		86,854	88,064
•PHHMC Trust Series 2007-6 A1 5.897% 12/18/37		20,216	20,778
◆WaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		158,130	160,268
Wells Fargo Mortgage Backed Securities Trust Series 2007-3 3A1 5.50% 4/25/22		17,743	18,030

Total Non-Agency Collateralized Mortgage Obligations (Cost $337,819)			331,213

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.25%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 2.959% 12/10/30		1,014,000	996,754
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36		930,000	914,973
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH A 3.551% 4/10/34		883,000	889,851
•Irvine Core Office Trust Series 2013-IRV A2 3.279% 5/15/48		798,000	789,211
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46		357,000	350,493

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,054,863)			3,941,282

ΔSOVEREIGN BONDS–41.33%
Australia–1.56%
Australia Government Bonds
0.75% 11/21/27	AUD	3,720,425	2,822,408
1.00% 11/21/18	AUD	4,875,000	3,920,788
1.25% 2/21/22	AUD	5,931,319	5,106,866
3.00% 9/20/25	AUD	5,365,000	5,632,265
4.00% 8/20/20	AUD	5,195,000	7,056,401

			24,538,728

Canada–0.89%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	3,894,729	4,343,735
4.25% 12/1/21	CAD	9,354,410	8,090,339
4.25% 12/1/26	CAD	1,487,424	1,495,763

			13,929,837

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Colombia–0.12%
Colombia Government International Bond 3.875% 4/25/27		1,865,000	$1,805,786

			1,805,786

Denmark–0.46%
Denmark Inflation Linked Government Bond 0.10% 11/15/23	DKK	42,351,637	7,201,886

			7,201,886

France–11.68%
French Republic Government Bond O.A.T.
0.10% 3/1/21	EUR	11,653,374	14,322,116
0.10% 7/25/21	EUR	5,962,468	7,354,804
0.10% 3/1/25	EUR	15,627,821	19,900,568
0.10% 3/1/28	EUR	4,917,225	6,302,678
0.25% 7/25/18	EUR	49,177,988	57,657,534
0.25% 7/25/24	EUR	6,932,114	8,951,395
1.10% 7/25/22	EUR	14,886,527	19,469,964
1.30% 7/25/19	EUR	7,187,449	8,682,205
1.85% 7/25/27	EUR	12,813,648	19,097,177
2.25% 7/25/20	EUR	15,954,685	20,319,520
3.40% 7/25/29	EUR	757,985	1,330,167

			183,388,128

Germany–1.80%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/23	EUR	11,795,971	14,929,942
1.75% 4/15/20	EUR	10,795,047	13,358,922

			28,288,864

Indonesia–0.05%
Indonesia Government International Bond 4.10% 4/24/28		860,000	832,089

			832,089

Italy–7.51%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds
0.10% 5/15/22	EUR	10,047,510	11,603,850
0.45% 5/22/23	EUR	1,990,984	2,278,640
1.25% 10/27/20	EUR	14,143,809	16,966,257
1.30% 5/15/28	EUR	8,997,864	10,302,280
2.10% 9/15/21	EUR	17,582,762	21,836,162
2.35% 9/15/19	EUR	6,983,419	8,451,777
2.60% 9/15/23	EUR	18,817,519	24,103,716
3.10% 9/15/26	EUR	16,721,033	22,371,529

			117,914,211

Japan–7.61%
Japanese Government CPI Linked Bonds
0.10% 9/10/23	JPY	670,696,000	6,297,146
0.10% 3/10/24	JPY	863,183,200	8,119,996
0.10% 9/10/24	JPY	2,874,242,600	27,193,868

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japanese Government CPI Linked Bonds (continued)
0.10% 3/10/25	JPY	2,786,515,200	$26,389,028
0.10% 3/10/26	JPY	2,055,876,228	19,581,100
0.10% 3/10/27	JPY	2,998,084,000	28,649,893
0.10% 3/10/28	JPY	339,238,900	3,255,884

			119,486,915

Mexico–0.15%
Mexico Government International Bond 3.60% 1/30/25		2,390,000	2,313,520

			2,313,520

New Zealand–0.23%
New Zealand Government Inflation Linked Bonds
2.50% 9/20/35	NZD	1,454,000	1,125,817
2.50% 9/20/40	NZD	3,357,000	2,546,869

			3,672,686

Spain–3.24%
Spain Government Bond 1.40% 4/30/28	EUR	2,890,000	3,399,096
Spain Government Inflation Linked Bonds
0.30% 11/30/21	EUR	19,176,791	23,679,773
0.55% 11/30/19	EUR	7,692,683	9,264,896
1.80% 11/30/24	EUR	10,624,455	14,466,716

			50,810,481

Sweden–1.05%
Sweden Inflation Linked Bonds
0.125% 6/1/19	SEK	18,219,174	2,163,789
0.125% 6/1/26	SEK	12,849,429	1,733,203
0.25% 6/1/22	SEK	22,950,000	2,969,296
1.00% 6/1/25	SEK	31,395,000	4,441,775
4.00% 12/1/20	SEK	30,130,000	5,220,265

			16,528,328

United Kingdom–4.98%
United Kingdom Gilt Inflation Linked Bonds
0.125% 11/22/19	GBP	25,041,420	34,251,706
0.125% 3/22/24	GBP	8,439,974	12,491,445
0.125% 3/22/26	GBP	27,077	40,878
1.25% 11/22/27	GBP	598,123	1,033,431
1.875% 11/22/22	GBP	6,963,323	10,872,506
2.50% 4/16/20	GBP	4,080,000	19,439,992

			78,129,958

Total Sovereign Bonds (Cost $634,792,660)			648,841,417

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–53.06%
¥U.S. Treasury Inflation Index Bond 2.50% 1/15/29	8,779,157	$10,325,571
U.S. Treasury Inflation Index Notes
0.125% 4/15/21	30,043,350	29,585,367
0.125% 1/15/22	48,630,188	47,807,409
0.125% 4/15/22	43,655,573	42,765,859
0.125% 7/15/22	36,242,550	35,646,382
0.125% 1/15/23	30,265,602	29,592,964
0.125% 7/15/24	44,248,554	43,025,188
0.125% 7/15/26	40,921,146	39,219,227
¥0.25% 1/15/25	91,669,815	89,186,599
0.375% 7/15/23	32,486,707	32,199,664
0.375% 7/15/25	40,586,216	39,881,452
0.375% 1/15/27	34,995,128	34,014,792
0.375% 7/15/27	39,653,064	38,592,575
¥0.50% 1/15/28	105,798,437	103,544,941
¥0.625% 7/15/21	38,637,494	38,788,427
0.625% 4/15/23	17,268,430	17,240,932
0.625% 1/15/24	34,908,588	34,872,255
0.625% 1/15/26	39,826,199	39,625,092
1.125% 1/15/21	43,363,145	43,932,421
1.25% 7/15/20	15,212,939	15,462,771
1.75% 1/15/28	3,282,855	3,588,940
2.00% 1/15/26	3,888,007	4,261,706
2.375% 1/15/25	17,383,282	19,280,092
2.375% 1/15/27	565,287	643,183

Total U.S. Treasury Obligations (Cost $835,644,880)		833,083,809

	Number of Shares
MONEY MARKET FUND–3.65%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	57,343,372	57,343,372

Total Money Market Fund (Cost $57,343,372)		57,343,372

TOTAL VALUE OF SECURITIES–98.31% (Cost $1,532,173,594)	1,543,541,093
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.69%	26,467,481

NET ASSETS APPLICABLE TO 153,657,298 SHARES OUTSTANDING–100.00%	$1,570,008,574

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($732,101,822 / 71,603,432 Shares)	$10.224

NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($837,906,752 / 82,053,866 Shares)	$10.212

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$1,668,263,272
Distributions in excess of net investment income	(17,537,063)
Accumulated net realized loss on investments	(98,276,053)
Net unrealized appreciation of investments, foreign currencies and derivatives	17,558,418

TOTAL NET ASSETS	$1,570,008,574

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

«

Includes $161,276 variation margin due to broker on futures contracts, $729,309 due to manager and affiliates, $74,550 other accrued expenses payable, $3,604,893 payable for securities purchased and $422,684 payable for fund shares redeemed as of June 30, 2018.

◆

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ANZB	EUR	(190,000)	USD	224,325	7/5/18	$2,351	$—
ANZB	NZD	(261,000)	USD	183,472	7/5/18	6,697	—
BAML	EUR	(85,000)	USD	100,004	7/5/18	700	—
BAML	EUR	(4,065,000)	USD	4,757,688	8/6/18	—	(3,099)
BAML	MXN	67,947,457	USD	(3,445,000)	8/9/18	—	(46,474)
BCLY	MXN	(32,722,985)	USD	1,580,000	8/9/18	—	(56,705)
BCLY	SEK	(132,755,247)	USD	15,107,949	7/5/18	279,726	—
BNYM	MXN	93,423,000	USD	(4,680,488)	8/9/18	—	(7,752)
CITI	AUD	(31,536,000)	USD	23,876,954	7/5/18	538,738	—
CITI	CAD	(22,265,169)	USD	17,200,875	7/5/18	262,693	—
DB	EUR	5,910,000	USD	(6,915,923)	7/5/18	—	(11,338)
DB	GBP	(1,240,000)	USD	1,652,602	7/5/18	15,687	—
DB	MXN	1,483,516	USD	(77,969)	7/3/18	—	(3,320)
DB	MXN	(66,832,155)	USD	3,370,000	8/9/18	27,258	—
GSC	MXN	49,993,774	USD	(2,471,574)	8/9/18	28,963	—
GSC	SEK	(9,938,507)	USD	1,136,685	7/5/18	26,594	—
JPMC	MXN	88,332,720	USD	(4,200,000)	8/9/18	218,136	—
MSC	EUR	(332,155,000)	USD	389,540,463	7/5/18	1,487,585	—
MSC	GBP	(65,841,000)	USD	87,797,873	7/5/18	881,641	—
NSI	JPY	(304,843,000)	USD	2,785,612	7/5/18	31,132	—
NT	DKK	(43,962,621)	USD	6,928,759	7/5/18	34,984	—
NT	MXN	(67,248,398)	USD	3,445,000	8/9/18	81,438	—
TD	NZD	(5,216,000)	USD	3,643,422	7/5/18	110,626	—
UBS	JPY	(12,947,005,000)	USD	119,317,126	7/5/18	2,331,408	—

Total Foreign Currency Exchange Contracts						$6,366,357	$(128,688)

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(319)	90 Day IMM Eurodollar	$(77,385,412)	$(77,414,732)	12/17/19	$29,320	$—
319	90 Day IMM Eurodollar	77,644,600	77,665,786	12/18/18	—	(21,186)
(46)	Euro-Bund	(8,731,991)	(8,664,215)	9/7/18	—	(67,776)
(103)	Euro-O.A.T.	(18,588,597)	(18,507,317)	9/7/18	—	(81,280)
(36)	Japan 10 yr Bonds (OSE)	(49,047,013)	(48,983,494)	9/13/18	—	(63,519)
176	Long Gilt	28,583,884	28,271,719	9/27/18	312,165	—
(126)	Short Euro-BTP	(16,284,294)	(16,126,779)	9/7/18	—	(157,515)
182	U.S. Treasury 2 yr Notes	38,552,719	38,508,570	10/1/18	44,149	—
489	U.S. Treasury 5 yr Notes	55,558,805	55,585,974	9/28/18	—	(27,169)
402	U.S. Treasury 10 yr Notes	48,315,375	48,107,068	9/20/18	208,307	—
(471)	U.S. Treasury 10 yr Ultra Notes	(60,398,390)	(60,351,998)	9/20/18	—	(46,392)
(30)	U.S. Treasury Ultra Bonds	(4,786,875)	(4,665,665)	9/20/18	—	(121,210)

Total Futures Contracts					$593,941	$(586,047)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Note to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

AUD–Australian Dollar

ANZB–Australia and New Zealand Banking Group Limited

BAML–Bank of America Merrill Lynch

BB–Barclays Bank

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BTP–Buoni del Tesoro Poliennali

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CPI–Consumer Price Index

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

GSC–Goldman Sachs Capital

GBP–British Pound Sterling

IMM–International Monetary Market

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MSC–Morgan Stanley Capital

MXN–Mexican Peso

NSI–Nomura Securities International

NT–Northern Trust

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

OSE–Osaka Securities Exchange

SEK–Swedish Krona

TD–Toronto Dominion

LVIP BlackRock Inflation Protected Bond Fund–6

LVIP BlackRock Inflation Protected Bond Fund

Statement of Net Assets (continued)

Summary of Abbreviations: (continued)

USD–United States Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–7

LVIP BlackRock Inflation Protected Bond Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$16,428,943
Dividends	210,235
Foreign tax withheld	(53)

16,639,125

EXPENSES:
Management fees	2,769,775
Distribution fees-Service Class	1,047,642
Shareholder servicing fees	191,821
Accounting and administration expenses	158,261
Reports and statements to shareholders	47,713
Professional fees	36,161
Custodian fees	31,744
Trustees’ fees and expenses	18,711
Consulting fees	1,237
Pricing fees	740
Other	5,188

4,308,993
Less:
Expenses paid indirectly	(66)

Total operating expenses	4,308,927

NET INVESTMENT INCOME	12,330,198

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(330,566)
Foreign currencies	5,641,157
Foreign currency exchange contracts	13,115,045
Futures contracts	2,713,026

Net realized gain	21,138,662

Net change in unrealized appreciation (depreciation) of:
Investments	(30,711,943)
Foreign currencies	(106,977)
Foreign currency exchange contracts	8,310,429
Futures contracts	(1,138,664)

Net change in unrealized appreciation (depreciation)	(23,647,155)

NET REALIZED AND UNREALIZED LOSS	(2,508,493)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,821,705

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,330,198	$11,795,851
Net realized gain (loss)	21,138,662	(31,191,801)
Net change in unrealized appreciation (depreciation)	(23,647,155)	45,612,922

Net increase in net assets resulting from operations	9,821,705	26,216,972

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,587,780)	(8,283,253)
Service Class	(1,959,915)	(13,962,277)

	(4,547,695)	(22,245,530)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	400,066,540	51,002,861
Service Class	43,227,188	114,146,053
Reinvestment of dividends and distributions:
Standard Class	2,587,780	8,283,253
Service Class	1,959,915	13,962,277

	447,841,423	187,394,444

Cost of shares redeemed:
Standard Class	(46,931,522)	(218,049,856)
Service Class	(60,031,973)	(84,887,469)

	(106,963,495)	(302,937,325)

Increase (Decrease) in net assets derived from capital share transactions	340,877,928	(115,542,881)

NET INCREASE (DECREASE) IN NET ASSETS	346,151,938	(111,571,439)
NET ASSETS:
Beginning of period	1,223,856,636	1,335,428,075

End of period	$1,570,008,574	$1,223,856,636

Distributions in excess of net investment income	$(17,537,063)	$(25,319,566)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–8

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.209	$10.158	$9.936	$10.351	$10.189	$11.480

Income (loss) from investment operations:
Net investment income[2]	0.102	0.108	0.021	0.010	0.120	0.035
Net realized and unrealized gain (loss)	(0.038)	0.112	0.334	(0.302)	0.194	(0.997)

Total from investment operations	0.064	0.220	0.355	(0.292)	0.314	(0.962)

Less dividends and distributions from:
Net investment income	(0.049)	(0.169)	(0.133)	(0.123)	(0.152)	(0.057)
Net realized gain	—	—	—	—	—	(0.272)

Total dividends and distributions	(0.049)	(0.169)	(0.133)	(0.123)	(0.152)	(0.329)

Net asset value, end of period	$10.224	$10.209	$10.158	$9.936	$10.351	$10.189

Total return[3]	0.63%	2.18%	3.57%	(2.82% )	3.07%	(8.37% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,102	$373,352	$530,309	$537,382	$370,362	$311,319
Ratio of expenses to average net assets	0.49%	0.49%	0.47%	0.46%	0.46%	0.48%
Ratio of net investment income to average net assets	2.02%	1.05%	0.21%	0.10%	1.14%	0.32%
Portfolio turnover	59%	101%	82%	367%	378%	438%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–9

LVIP BlackRock Inflation Protected Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.184	$10.158	$9.912	$10.352	$10.164	$11.450

Income (loss) from investment operations:
Net investment income (loss)[2]	0.089	0.082	(0.004)	(0.016)	0.094	0.008
Net realized and unrealized gain (loss)	(0.037)	0.113	0.332	(0.301)	0.193	(0.993)

Total from investment operations	0.052	0.195	0.328	(0.317)	0.287	(0.985)

Less dividends and distributions from:
Net investment income	(0.024)	(0.169)	(0.082)	(0.123)	(0.099)	(0.029)
Net realized gain	—	—	—	—	—	(0.272)

Total dividends and distributions	(0.024)	(0.169)	(0.082)	(0.123)	(0.099)	(0.301)

Net asset value, end of period	$10.212	$10.184	$10.158	$9.912	$10.352	$10.164

Total return[3]	0.50%	1.94%	3.30%	(3.07% )	2.82%	(8.60% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$837,907	$850,504	$805,119	$795,414	$846,056	$804,355
Ratio of expenses to average net assets	0.74%	0.74%	0.72%	0.71%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets	1.77%	0.80%	(0.04% )	(0.15% )	0.89%	0.07%
Portfolio turnover	59%	101%	82%	367%	378%	438%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund–10

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP BlackRock Inflation Protected Bond Fund–11

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisers Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $500 million of the average daily net assets of the Fund and 0.40% of average daily net assets in excess of $500 million. The fee is calculated daily and paid monthly.

BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$36,062
Legal	7,185

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $40,488 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$520,951
Distribution fees payable to LFD	171,894
Printing and mailing fees payable to Lincoln Life	185
Shareholder servicing fees payable to Lincoln Life	36,279

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock Inflation Protected Bond Fund–12

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government and agency securities	$407,691,548
Purchases of U.S. government and agency securities	635,474,980
Sales other than U.S. government and agency securities	288,706,494
Sales of U.S. government and agency securities	471,987,321

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$1,532,173,594

Aggregate unrealized appreciation of investments and derivatives	$32,461,730
Aggregate unrealized depreciation of investments and derivatives	(14,848,668)

Net unrealized appreciation of investments and derivatives	$17,613,062

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$51,727,513	$45,497,613	$97,225,126

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Inflation Protected Bond Fund–13

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Non-Agency Collateralized Mortgage Obligations	$—	$331,213	$331,213
Non-Agency Commercial Mortgage-Backed Securities	—	3,941,282	3,941,282
Sovereign Bonds	—	648,841,417	648,841,417
U.S. Treasury Obligations	—	833,083,809	833,083,809
Money Market Fund	57,343,372	—	57,343,372

Total Investments	$57,343,372	$1,486,197,721	$1,543,541,093

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$6,366,357	$6,366,357

Futures Contracts	$593,941	$—	$593,941

Liabilities:
Foreign Currency Exchange Contracts	$—	$(128,688)	$(128,688)

Futures Contracts	$(586,047)	$—	$(586,047)

There were no Level 3 investments at the beginning or end of the year.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments or Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	39,400,638	5,010,642
Service Class	4,262,823	11,205,126
Shares reinvested:
Standard Class	254,377	817,211
Service Class	192,810	1,379,808

	44,110,648	18,412,787

Shares redeemed:
Standard Class	(4,620,974)	(21,465,052)
Service Class	(5,914,405)	(8,328,324)

	(10,535,379)	(29,793,376)

Net increase (decrease)	33,575,269	(11,380,589)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the

LVIP BlackRock Inflation Protected Bond Fund–14

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$6,366,357	Receivables and other assets net of liabilities	$(128,688)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	593,941	Receivables and other assets net of liabilities	(586,047)

Total		$6,960,298		$(714,735)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$13,115,045	$8,310,429
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,713,026	(1,138,664)

Total		$15,828,071	$7,171,765

LVIP BlackRock Inflation Protected Bond Fund–15

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (Average cost)	$18,861,172	$588,977,168
Futures contracts (Average notional value)	323,644,777	298,822,061

At June 30, 2018, the Fund pledged U.S. Treasury Obligations with a value of $1,343,668 as collateral for derivatives.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Australia and New Zealand Banking Group Limited	$9,048	$—	$9,048
Bank of America Merrill Lynch	700	(49,573)	(48,873)
Bank of New York Mellon	—	(7,752)	(7,752)
Barclays Bank	279,726	(56,705)	223,021
Citigroup Global Markets	801,431	—	801,431
Deutsche Bank	42,945	(14,658)	28,287
Goldman Sachs Capital	55,557	—	55,557
JPMorgan Chase Bank	218,136	—	218,136
Morgan Stanley Capital	2,369,226	—	2,369,226
Nomura Securities International	31,132	—	31,132
Northern Trust	116,422	—	116,422
Toronto Dominion	110,626	—	110,626
UBS	2,331,408	—	2,331,408

Total	$6,366,357	$(128,688)	$6,237,669

LVIP BlackRock Inflation Protected Bond Fund–16

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[a]
Australia and New Zealand Banking Group Limited	$9,048	$—	$—	$—	$—	$9,048
Bank of America Merrill Lynch	(48,873)	—	—	—	—	(48,873)
Bank of New York Mellon	(7,752)	—	—	—	—	(7,752)
Barclays Bank	223,021	—	—	—	—	223,021
Citigroup Global Markets	801,431	—	—	—	—	801,431
Deutsche Bank	28,287	—	—	—	—	28,287
Goldman Sachs Capital	55,557	—	—	—	—	55,557
JPMorgan Chase Bank	218,136	—	—	—	—	218,136
Morgan Stanley Capital	2,369,226	—	—	—	—	2,369,226
Nomura Securities International	31,132	—	—	—	—	31,132
Northern Trust	116,422	—	—	—	—	116,422
Toronto Dominion	110,626	—	—	—	—	110,626
UBS	2,331,408	—	—	—	—	2,331,408

Total	$6,237,669	$—	$—	$—	$—	$6,237,669

aNet exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity

LVIP BlackRock Inflation Protected Bond Fund–17

LVIP BlackRock Inflation Protected Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Inflation Protected Bond Fund–18

LVIP BlackRock Multi-Asset Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP BlackRock Multi-Asset Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Multi-Asset Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$993.10	0.36%	$1.78
Service Class Shares	1,000.00	991.90	0.61%	3.01

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.01	0.36%	$1.81
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial Statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP BlackRock Multi-Asset Income Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.13%
Equity Funds	20.80%
Fixed Income Funds	64.40%
International Equity Funds	12.98%
Money Market Fund	0.95%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

LVIP BlackRock Multi-Asset Income Fund–2

LVIP BlackRock Multi-Asset Income Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.13%
Equity Funds–20.80%
iShares Core Dividend Growth ETF	6,905	$236,703
iShares Core High Dividend ETF	14,629	1,243,319
iShares U.S. Preferred Stock ETF	43,284	1,632,240
iShares U.S. Real Estate ETF	3,062	246,736

		3,358,998

Fixed Income Funds–64.40%
iShares 0-5 Year High Yield Corporate Bond ETF	32,906	1,534,078
iShares 1-3 Year Credit Bond ETF	16,173	1,677,140
iShares 10+ Year Credit Bond ETF	19,567	1,133,712
iShares CMBS ETF	9,813	491,612
iShares Floating Rate Bond ETF	14,362	732,462
iShares iBoxx $ High Yield Corporate Bond ETF	49,108	4,178,109
iShares Intermediate Credit Bond ETF	6,129	651,145

		10,398,258

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–12.98%
iShares Emerging Markets Dividend ETF	7,944	$312,755
iShares International Developed Real Estate ETF	8,119	236,912
iShares International Select Dividend ETF	17,205	551,420
iShares MSCI Eurozone ETF	24,257	994,779

		2,095,866

Money Market Fund–0.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	153,863	153,863

		153,863

Total Investment Companies (Cost $16,076,694)		16,006,985

TOTAL VALUE OF SECURITIES–99.13% (Cost $16,076,694)	16,006,985
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	140,493

NET ASSETS APPLICABLE TO 1,698,187 SHARES OUTSTANDING–100.00%	$16,147,478

NET ASSET VALUE PER SHARE–LVIP BLACKROCK MULTI-ASSET INCOME FUND STANDARD CLASS ($1,814,924 / 190,659 Shares)	$9.519
NET ASSET VALUE PER SHARE–LVIP BLACKROCK MULTI-ASSET INCOME FUND SERVICE CLASS ($14,332,554 / 1,507,528 Shares)	$9.507

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$16,473,492
Undistributed net investment income	241,120
Accumulated net realized loss on investments	(487,796)
Net unrealized depreciation of investments, foreign currencies and derivatives	(79,338)

TOTAL NET ASSETS	$16,147,478

«

Includes $72,500 cash collateral held at broker for futures contracts, $11,556 variation margin due to broker on futures contracts, $6,830 due to manager and affiliates, $4,916 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $14,578 other accrued expenses payable and $388 payable for fund shares redeemed as of June 30, 2018.

LVIP BlackRock Multi-Asset Income Fund–3

LVIP BlackRock Multi-Asset Income Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(6)	Euro	$(880,237)	$(890,398)	9/18/18	$10,161	$—

Equity Contracts:
3	E-mini S&P 500 Index	408,240	416,372	9/22/18	—	(8,132)
(8)	Euro STOXX 50 Index	(316,801)	(319,282)	9/24/18	2,481	—

					2,481	(8,132)

Interest Rate Contracts:
(4)	U.S. Treasury 2 yr Notes	(847,312)	(846,433)	10/1/18	—	(879)
(4)	U.S. Treasury 5 yr Notes	(454,469)	(452,137)	9/28/18	—	(2,332)
(1)	U.S. Treasury 10 yr Notes	(120,187)	(120,788)	9/20/18	601	—
(2)	U.S. Treasury Long Bonds	(290,000)	(282,684)	9/20/18	—	(7,316)
(2)	U.S. Treasury Ultra Bonds	(319,125)	(309,067)	9/20/18	—	(10,058)
3	U.S. Treasury Ultra Notes	384,703	378,971	9/20/18	5,732	—

					6,333	(20,585)

Total Futures Contracts					$18,975	$(28,717)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–4

LVIP BlackRock Multi-Asset Income Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$286,363

EXPENSES:
Management fees	52,922
Distribution fees-Service Class	17,225
Professional fees	14,628
Reports and statements to shareholders	3,249
Shareholder servicing fees	2,257
Accounting and administration expenses	1,975
Custodian fees	1,016
Consulting fees	880
Trustees’ fees and expenses	272
Pricing fees	48
Other	156

94,628
Less:
Management fees waived	(32,687)
Expenses reimbursed	(16,698)

Total operating expenses	45,243

NET INVESTMENT INCOME	241,120

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	51,634
Foreign currencies	1,165
Futures contracts	117,000

Net realized gain	169,799

Net change in unrealized appreciation (depreciation) of:
Investments	(540,911)
Foreign currencies	(529)
Futures contracts	(1,618)

Net change in unrealized appreciation (depreciation)	(543,058)

NET REALIZED AND UNREALIZED LOSS	(373,259)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(132,139)

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$241,120	$446,723
Net realized gain (loss)	169,799	(93,277)
Net change in unrealized appreciation (depreciation)	(543,058)	416,190

Net increase (decrease) in net assets resulting from operations	(132,139)	769,636

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(56,764)
Service Class	—	(398,503)
Return of capital:
Standard Class	—	(1,337)
Service Class	—	(10,072)

	—	(466,676)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	119,117	174,499
Service Class	1,548,616	2,848,645
Reinvestment of dividends and distributions:
Standard Class	—	58,101
Service Class	—	408,575

	1,667,733	3,489,820

Cost of shares redeemed:
Standard Class	(48,122)	(228,361)
Service Class	(336,290)	(1,451,572)

	(384,412)	(1,679,933)

Increase in net assets derived from capital share transactions	1,283,321	1,809,887

NET INCREASE IN NET ASSETS	1,151,182	2,112,847
NET ASSETS:
Beginning of period	14,996,296	12,883,449

End of period	$16,147,478	$14,996,296

Undistributed net investment income	$241,120	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–5

LVIP BlackRock Multi-Asset Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Multi-Asset Income Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	Year Ended 12/31/16	12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$9.585	$9.358	$9.005	$9.699	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.157	0.327	0.311	0.347	0.284
Net realized and unrealized gain (loss)	(0.223)	0.228	0.320	(0.727)	(0.339)

Total from investment operations	(0.066)	0.555	0.631	(0.380)	(0.055)

Less dividends and distributions from:
Net investment income	—	(0.321)	(0.274)	(0.314)	(0.244)
Return of capital	—	(0.007)	(0.004)	—	(0.002)

Total dividends and distributions	—	(0.328)	(0.278)	(0.314)	(0.246)

Net asset value, end of period	$9.519	$9.585	$9.358	$9.005	$9.699

Total return[4]	(0.69% )	5.93%	7.01%	(3.92% )	(0.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,815	$1,757	$1,709	$757	$765
Ratio of expenses to average net assets[5]	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.99%	1.00%	1.04%	1.09%	1.32%
Ratio of net investment income to average net assets	3.32%[6]	3.37%	3.31%	3.60%	4.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.69%[6]	2.73%	2.63%	2.87%	3.24%
Portfolio turnover	12%	17%	35%	40%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–6

LVIP BlackRock Multi-Asset Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Multi-Asset Income Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	Year Ended 12/31/16	12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$9.585	$9.358	$9.006	$9.699	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.145	0.302	0.286	0.322	0.266
Net realized and unrealized gain (loss)	(0.223)	0.229	0.321	(0.725)	(0.337)

Total from investment operations	(0.078)	0.531	0.607	(0.403)	(0.071)

Less dividends and distributions from:
Net investment income	—	(0.297)	(0.251)	(0.290)	(0.228)
Return of capital	—	(0.007)	(0.004)	—	(0.002)

Total dividends and distributions	—	(0.304)	(0.255)	(0.290)	(0.230)

Net asset value, end of period	$9.507	$9.585	$9.358	$9.006	$9.699

Total return[4]	(0.81% )	5.67%	6.74%	(4.16% )	(0.72% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,332	$13,239	$11,174	$8,036	$5,546
Ratio of expenses to average net assets[5]	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.24%	1.25%	1.29%	1.34%	1.57%
Ratio of net investment income to average net assets	3.07%[6]	3.12%	3.06%	3.35%	3.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.44%[6]	2.48%	2.38%	2.62%	2.99%
Portfolio turnover	12%	17%	35%	40%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Multi-Asset Income Fund–7

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Multi-Asset Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to maximize current income; capital appreciation is a secondary objective. The Fund currently invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation– ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security,

LVIP BlackRock Multi-Asset Income Fund–8

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2018.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.68% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.42% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.36% of the average daily net assets for the Standard Class and 0.61% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

BlackRock Investment Management LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$519
Legal	103

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $324 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP BlackRock Multi-Asset Income Fund–9

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2018, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,916
Management fees payable to LIAC	3,444
Distribution fees payable to LFD	2,938
Shareholder servicing fees payable to Lincoln Life	384
Printing and mailing fees payable to Lincoln Life	64

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2018, Lincoln Life directly owned 33% of the Fund.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,402,743
Sales	1,807,699

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$16,076,694

Aggregate unrealized appreciation of investments and derivatives	$252,009
Aggregate unrealized depreciation of investments and derivatives	(331,460)

Net unrealized depreciation of investments and derivatives	$(79,451)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$166,292	$220,556	$386,848

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP BlackRock Multi-Asset Income Fund–10

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$16,006,985

Derivatives:

Assets:
Futures Contracts	$18,975

Liabilities:
Futures Contracts	$(28,717)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	12,420	17,936
Service Class	161,659	294,785

Shares reinvested:
Standard Class	—	6,062
Service Class	—	42,631

	174,079	361,414

Shares redeemed:
Standard Class	(5,045)	(23,408)
Service Class	(35,365)	(150,163)

	(40,410)	(173,571)

Net increase	133,669	187,843

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP BlackRock Multi-Asset Income Fund–11

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and to facilitate investments in portfolio securities.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	$10,161	Receivables and other assets net of liabilities	$ —
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	2,481	Receivables and other assets net of liabilities	(8,132)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	6,333	Receivables and other assets net of liabilities	(20,585)

Total		$18,975		$(28,717)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$ (25,611)	$ 17,835
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(38,591)	(4,079)
Futures contracts (Interest rate contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(52,798)	(15,374)

Total		$(117,000)	$ (1,618)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$718,207	$3,057,141

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to offsetting provisions.

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP BlackRock Multi-Asset Income Fund–12

LVIP BlackRock Multi-Asset Income Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

On June 5, 2018, the Board of Trustees of the Fund approved a plan of liquidation (the “Plan”) for the Fund, a series of Trust, and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”). The liquidation of the Fund will occur only if the Plan is approved by Beneficial Owners. The Fund will be mailing Beneficial Owners a proxy statement with important information they should consider before voting on the plan. If approved, the liquidation of the Fund is expected to occur on or about November 16, 2018 (“Liquidation Date”).

Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Multi-Asset Income Fund–13

LVIP BlackRock Scientific Allocation Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP BlackRock Scientific Allocation Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock Scientific Allocation Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners, are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$989.20	0.73%	$3.60
Service Class Shares	1,000.00	988.00	0.98%	4.83

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP BlackRock Scientific Allocation Fund–1

LVIP BlackRock Scientific Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited)

As of June 30, 2018

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	48.40%
U.S. Markets	25.97%
Aerospace & Defense	0.38%
Auto Components	0.30%
Banks	1.50%
Beverages	0.14%
Biotechnology	0.76%
Building Products	0.23%
Capital Markets	1.16%
Chemicals	0.26%
Commercial Services & Supplies	0.19%
Communications Equipment	0.32%
Consumer Finance	0.14%
Diversified Consumer Services	0.05%
Diversified Telecommunication Services	0.00%
Electric Utilities	0.12%
Electrical Equipment	0.14%
Electronic Equipment, Instruments & Components	0.37%
Energy Equipment & Services	0.04%
Equity Real Estate Investment Trusts	0.98%
Food & Staples Retailing	0.41%
Food Products	0.70%
Health Care Equipment & Supplies	0.98%
Health Care Providers & Services	1.13%
Hotels, Restaurants & Leisure	1.10%
Household Durables	0.02%
Industrial Conglomerates	0.20%
Insurance	0.70%
Internet & Direct Marketing Retail	0.64%
Internet Software & Services	1.57%
IT Services	1.63%
Leisure Products	0.02%
Life Sciences Tools & Services	0.46%
Machinery	0.70%
Media	0.16%
Metals & Mining	0.04%
Mortgage Real Estate Investment Trusts	0.00%
Multiline Retail	0.44%
Multi-Utilities	0.44%
Oil, Gas & Consumable Fuels	1.11%
Personal Products	0.28%
Pharmaceuticals	1.28%
Professional Services	0.20%
Road & Rail	0.39%
Semiconductors & Semiconductor Equipment	0.90%
Software	1.66%
Specialty Retail	0.23%
Technology Hardware, Storage & Peripherals	1.23%
Textiles, Apparel & Luxury Goods	0.18%

Security Type/Sector	Percentage of Net Assets
Tobacco	0.07%
Trading Companies & Distributors	0.01%
Wireless Telecommunication Services	0.01%
Developed Markets	17.87%
Aerospace & Defense	0.16%
Air Freight & Logistics	0.01%
Airlines	0.46%
Auto Components	0.43%
Automobiles	0.61%
Banks	2.37%
Beverages	0.60%
Biotechnology	0.09%
Building Products	0.09%
Capital Markets	0.19%
Chemicals	1.08%
Commercial Services & Supplies	0.11%
Communications Equipment	0.06%
Construction & Engineering	0.43%
Construction Materials	0.02%
Consumer Finance	0.10%
Containers & Packaging	0.03%
Distributors	0.01%
Diversified Financial Services	0.01%
Diversified Telecommunication Services	0.74%
Electric Utilities	0.11%
Electrical Equipment	0.01%
Electronic Equipment, Instruments & Components	0.14%
Energy Equipment & Services	0.06%
Equity Real Estate Investment Trusts	0.01%
Food & Staples Retailing	0.28%
Food Products	0.31%
Gas Utilities	0.04%
Health Care Equipment & Supplies	0.19%
Health Care Providers & Services	0.06%
Hotels, Restaurants & Leisure	0.40%
Household Durables	0.14%
Household Products	0.03%
Industrial Conglomerates	0.11%
Insurance	0.79%
Internet & Direct Marketing Retail	0.02%
Internet Software & Services	0.06%
IT Services	0.44%
Leisure Products	0.02%
Life Sciences Tools & Services	0.03%
Machinery	0.45%
Media	0.09%
Metals & Mining	0.49%
Multi-Utilities	0.15%
Oil, Gas & Consumable Fuels	1.53%

LVIP BlackRock Scientific Allocation Fund–2

LVIP BlackRock Scientific Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets
Paper & Forest Products	0.46%
Personal Products	0.10%
Pharmaceuticals	0.90%
Professional Services	0.26%
Real Estate Management & Development	0.42%
Road & Rail	0.08%
Semiconductors & Semiconductor Equipment	0.26%
Software	0.25%
Specialty Retail	0.03%
Technology Hardware, Storage & Peripherals	0.01%
Textiles, Apparel & Luxury Goods	0.45%
Tobacco	0.65%
Trading Companies & Distributors	0.04%
Transportation Infrastructure	0.02%
Water Utilities	0.01%
Wireless Telecommunication Services	0.37%
Emerging Markets	4.56%
Air Freight & Logistics	0.00%
Airlines	0.01%
Auto Components	0.01%
Automobiles	0.05%
Banks	0.31%
Beverages	0.05%
Biotechnology	0.03%
Capital Markets	0.04%
Chemicals	0.06%
Construction & Engineering	0.18%
Construction Materials	0.08%
Consumer Finance	0.01%
Diversified Financial Services	0.05%
Diversified Telecommunication Services	0.13%
Electric Utilities	0.09%
Electrical Equipment	0.03%
Electronic Equipment, Instruments & Components	0.13%
Food & Staples Retailing	0.02%
Food Products	0.26%
Health Care Equipment & Supplies	0.00%
Health Care Providers & Services	0.05%
Hotels, Restaurants & Leisure	0.00%
Household Durables	0.01%
Household Products	0.03%
Independent Power & Renewable Electricity Producers	0.06%
Industrial Conglomerates	0.06%
Insurance	0.03%
Internet Software & Services	0.63%
IT Services	0.13%
Life Sciences Tools & Services	0.01%
Machinery	0.02%
Marine	0.06%
Media	0.02%
Metals & Mining	0.28%

Security Type/Sector	Percentage of Net Assets
Multiline Retail	0.01%
Oil, Gas & Consumable Fuels	0.90%
Paper & Forest Products	0.01%
Pharmaceuticals	0.03%
Professional Services	0.00%
Real Estate Management & Development	0.09%
Semiconductors & Semiconductor Equipment	0.10%
Specialty Retail	0.01%
Technology Hardware, Storage & Peripherals	0.08%
Textiles, Apparel & Luxury Goods	0.05%
Thrift & Mortgage Finance	0.11%
Tobacco	0.01%
Transportation Infrastructure	0.03%
Wireless Telecommunication Services	0.20%
Preferred Stock	0.23%
Agency Collateralized Mortgage Obligations	3.21%
Agency Commercial Mortgage-Backed Securities	0.92%
Agency Mortgage-Backed Securities	15.06%
Agency Obligations	0.09%
Corporate Bonds	24.77%
Aerospace & Defense	0.50%
Agriculture	0.75%
Auto Manufacturers	1.15%
Auto Parts & Equipment	0.26%
Banks	7.13%
Beverages	0.36%
Biotechnology	0.32%
Building Materials	0.12%
Chemicals	0.43%
Commercial Services	0.07%
Computers	0.77%
Diversified Financial Services	0.80%
Electric	2.03%
Electronics	0.18%
Food	0.06%
Gas	0.13%
Health Care Products	1.30%
Health Care Services	0.42%
Insurance	0.35%
Internet	0.86%
Iron & Steel	0.22%
Leisure Time	0.05%
Machinery Diversified	0.06%
Manufacturing	0.12%
Media	0.78%
Oil & Gas	0.46%
Paper & Forest Products	0.08%
Pharmaceuticals	0.93%
Pipelines	1.48%
Real Estate Investment Trusts	1.07%

LVIP BlackRock Scientific Allocation Fund–3

LVIP BlackRock Scientific Allocation Fund

Security Type/Sector Allocation, Top 10 Equity Holdings and Geography Allocation (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets
Retail	0.15%
Semiconductors	0.49%
Software	0.47%
Telecommunications	0.32%
Transportation	0.10%
Municipal Bonds	0.29%
Non-Agency Asset-Backed Securities	7.58%
Non-Agency Commercial Mortgage-Backed Securities	0.45%
Sovereign Bonds	0.33%
U.S. Treasury Obligations	3.50%
Rights	0.00%
Money Market Fund	0.68%
Total Investments	105.51%
Liabilities Net of Receivables and Other Assets	(5.51%	)
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Microsoft	0.97%
Apple	0.81%
Alphabet Class A and Class C	0.71%
Johnson & Johnson	0.69%
Mastercard Class A	0.62%
Citigroup	0.61%
Amazon.com	0.61%
Prologis	0.46%
Swedish Match	0.46%
Koninklijke DSM	0.45%
Total	6.39%

Geography*	Percentage of Net Assets
Australia	0.84%
Austria	0.18%
Belgium	0.02%
Brazil	0.34%
Canada	1.53%
Cayman Islands	0.23%
China	2.16%
Denmark	0.20%
Finland	0.53%
France	1.86%
Germany	2.18%
Guernsey	0.53%
Hong Kong	0.53%
Hungary	0.08%
India	0.58%
Indonesia	0.14%
Ireland	0.57%
Israel	0.04%
Italy	0.52%
Japan	3.33%
Liberia	0.05%
Luxembourg	0.40%
Malaysia	0.07%
Mexico	0.38%
Netherlands	1.14%
New Zealand	0.00%
Norway	0.76%
Philippines	0.11%
Poland	0.30%
Portugal	0.08%
Republic of Korea	0.16%
Russia	0.12%
Singapore	0.11%
South Africa	0.07%
Spain	0.69%
Sweden	1.04%
Switzerland	0.47%
Taiwan	0.41%
Thailand	0.34%
Turkey	0.35%
United Arab Emirates	0.01%
United Kingdom	3.44%
United States	77.87%
Uruguay	0.07%
Total	104.83%

*Allocation includes all investments except for money market fund.

IT–Information Technology

LVIP BlackRock Scientific Allocation Fund–4

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–48.40%
U.S. MARKETS–25.97%
Aerospace & Defense–0.38%
Boeing	284	$95,285
Curtiss-Wright	76	9,046
Lockheed Martin	222	65,585
Raytheon	593	114,556

		284,472

Auto Components–0.30%
BorgWarner	220	9,495
Dana	514	10,378
Lear	1,075	199,746
Tenneco	156	6,858

		226,477

Banks–1.50%
Bank of America	9,950	280,491
Citigroup	6,859	459,004
Citizens Financial Group	4,207	163,652
First Horizon National	564	10,062
JPMorgan Chase & Co.	988	102,950
SunTrust Banks	1,606	106,028
Synovus Financial	166	8,770

		1,130,957

Beverages–0.14%
Brown-Forman Class B	387	18,967
Constellation Brands Class A	388	84,922
PepsiCo	23	2,504

		106,393

Biotechnology–0.76%
AbbVie	1,333	123,502
†Alexion Pharmaceuticals	252	31,286
†Alkermes	170	6,997
†Alnylam Pharmaceuticals	92	9,061
Amgen	559	103,186
†Biogen	184	53,404
†BioMarin Pharmaceutical	192	18,086
†Celgene	692	54,959
Gilead Sciences	1,151	81,537
†Incyte	190	12,730
†Regeneron Pharmaceuticals	87	30,014
†Seattle Genetics	111	7,369
†United Therapeutics	49	5,544
†Vertex Pharmaceuticals	212	36,032

		573,707

Building Products–0.23%
†Armstrong World Industries	184	11,629
Fortune Brands Home & Security	1,290	69,260
Masco	1,672	62,566
Owens Corning	423	26,806

		170,261

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Capital Markets–1.16%
Ameriprise Financial	1,096	$153,308
CME Group	990	162,281
Goldman Sachs Group	182	40,144
Intercontinental Exchange	901	66,269
Legg Mason	171	5,939
Morgan Stanley	4,591	217,613
S&P Global	1,111	226,522

		872,076

Chemicals–0.26%
Air Products & Chemicals	876	136,419
Cabot	120	7,412
Eastman Chemical	382	38,185
Trinseo	183	12,984

		195,000

Commercial Services & Supplies–0.19%
Republic Services	1,030	70,411
Waste Management	912	74,182

		144,593

Communications Equipment–0.32%
Cisco Systems	4,274	183,910
InterDigital	145	11,731
Motorola Solutions	414	48,177

		243,818

Consumer Finance–0.14%
American Express	755	73,990
Capital One Financial	315	28,949

		102,939

Diversified Consumer Services–0.05%
H&R Block	1,607	36,607

		36,607

Diversified Telecommunication Services–0.00%
AT&T	108	3,468

		3,468

Electric Utilities–0.12%
Evergy	619	34,757
IDACORP	119	10,977
PNM Resources	271	10,542
Portland General Electric	371	15,864
PPL	720	20,556

		92,696

Electrical Equipment–0.14%
AMETEK	903	65,160
Eaton	274	20,479
Rockwell Automation	106	17,620

		103,259

LVIP BlackRock Scientific Allocation Fund–5

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Electronic Equipment, Instruments & Components–0.37%
†Flex	4,541	$64,074
Jabil	504	13,941
National Instruments	174	7,305
TE Connectivity	2,073	186,694
Vishay Intertechnology	472	10,950

		282,964

Energy Equipment & Services–0.04%
Halliburton	686	30,911

		30,911

Equity Real Estate Investment Trusts–0.98%
Alexandria Real Estate Equities	73	9,210
American Campus Communities	323	13,850
Brandywine Realty Trust	656	11,073
CubeSmart	417	13,436
Duke Realty	844	24,501
Equity LifeStyle Properties	175	16,083
First Industrial Realty Trust	368	12,269
Highwoods Properties	253	12,835
Host Hotels & Resorts	2,479	52,233
Park Hotels & Resorts	859	26,311
Prologis	5,334	350,390
Realty Income	565	30,391
Simon Property Group	453	77,096
Sun Communities	120	11,746
Sunstone Hotel Investors	627	10,421
Ventas	548	31,209
Weingarten Realty Investors	1,155	35,586

		738,640

Food & Staples Retailing–0.41%
Costco Wholesale	320	66,874
†Performance Food Group	171	6,276
Walmart	2,721	233,054

		306,204

Food Products–0.70%
Archer-Daniels-Midland	4,388	201,102
Bunge	156	10,875
Conagra Brands	2,453	87,646
Hershey	673	62,629
Ingredion	1,029	113,910
Lamb Weston Holdings	254	17,402
†Pilgrim’s Pride	1,794	36,113

		529,677

Health Care Equipment & Supplies–0.98%
Abbott Laboratories	1,082	65,991
Baxter International	2,595	191,615
Danaher	2,778	274,133
Hill-Rom Holdings	211	18,429

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories	600	$130,764
†Masimo	509	49,704
Stryker	52	8,781

		739,417

Health Care Providers & Services–1.13%
Aetna	253	46,425
AmerisourceBergen	796	67,875
Anthem	75	17,852
Chemed	35	11,263
Cigna	362	61,522
†Express Scripts Holding	571	44,087
Humana	736	219,056
McKesson	318	42,421
Quest Diagnostics	1,108	121,814
UnitedHealth Group	534	131,012
†WellCare Health Plans	358	88,154

		851,481

Hotels, Restaurants & Leisure–1.10%
Carnival	2,972	170,325
Domino’s Pizza	91	25,677
Extended Stay America	930	20,097
Hyatt Hotels Class A	150	11,573
Las Vegas Sands	1,671	127,598
McDonald’s	2,014	315,574
Royal Caribbean Cruises	546	56,566
Texas Roadhouse	290	18,998
Yum Brands	1,028	80,410

		826,818

Household Durables–0.02%
†Taylor Morrison Home Class A	694	14,421

		14,421

Industrial Conglomerates–0.20%
Honeywell International	1,035	149,092

		149,092

Insurance–0.70%
Allstate	960	87,619
American Financial Group	76	8,157
CNA Financial	3,417	156,089
First American Financial	273	14,120
Principal Financial Group	1,473	77,995
Progressive	148	8,754
Prudential Financial	1,761	164,671
Unum Group	214	7,916

		525,321

Internet & Direct Marketing Retail–0.64%
†Amazon.com	270	458,946

LVIP BlackRock Scientific Allocation Fund–6

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet & Direct Marketing Retail (continued)
†Netflix	67	$26,226

		485,172

Internet Software & Services–1.57%
†Alphabet Class A	180	203,254
†Alphabet Class C	298	332,464
†eBay	2,087	75,675
†Facebook Class A	1,289	250,478
†GoDaddy Class A	400	28,240
†GrubHub	109	11,435
LogMeIn	229	23,644
†New Relic	153	15,390
†Twitter	317	13,843
†VeriSign	1,554	213,551
†Yelp	351	13,752

		1,181,726

IT Services–1.63%
Accenture Class A	535	87,521
Amdocs	388	25,682
Automatic Data Processing	363	48,693
Booz Allen Hamilton Holding	1,771	77,446
Fidelity National Information Services	1,492	158,197
Genpact	437	12,642
International Business Machines	1,383	193,205
Mastercard Class A	2,397	471,058
Total System Services	113	9,551
Visa Class A	1,084	143,576

		1,227,571

Leisure Products–0.02%
Brunswick	222	14,315

		14,315

Life Sciences Tools & Services–0.46%
Agilent Technologies	5,000	309,200
Thermo Fisher Scientific	190	39,357

		348,557

Machinery–0.70%
Crane	106	8,494
Cummins	70	9,310
Illinois Tool Works	1,486	205,870
Ingersoll-Rand	1,452	130,288
ITT	195	10,193
Oshkosh	272	19,127
PACCAR	1,933	119,769
Terex	335	14,134
Timken	193	8,405

		525,590

Media–0.16%
Altice USA Class A	146	2,491

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Media (continued)
Cinemark Holdings	477	$16,733
Interpublic Group	4,337	101,659

		120,883

Metals & Mining–0.04%
Newmont Mining	446	16,819
Reliance Steel & Aluminum	133	11,643

		28,462

Mortgage Real Estate Investment Trusts–0.00%
New Residential Investment	192	3,358

		3,358

Multiline Retail–0.44%
Kohl’s	1,198	87,334
Target	3,261	248,227

		335,561

Multi-Utilities–0.44%
Ameren	439	26,713
CenterPoint Energy	5,452	151,075
CMS Energy	1,746	82,551
Consolidated Edison	313	24,408
DTE Energy	434	44,975

		329,722

Oil, Gas & Consumable Fuels–1.11%
Anadarko Petroleum	334	24,465
Chevron	805	101,776
†CNX Resources	1,306	23,221
ConocoPhillips	3,727	259,474
Exxon Mobil	447	36,980
Marathon Oil	1,320	27,535
Marathon Petroleum	2,038	142,986
Murphy Oil	1,202	40,592
Occidental Petroleum	124	10,376
Phillips 66	1,288	144,655
Valero Energy	203	22,498

		834,558

Personal Products–0.28%
Estee Lauder Class A	1,388	198,054
†Herbalife Nutrition	291	15,633

		213,687

Pharmaceuticals–1.28%
Bristol-Myers Squibb	2,712	150,082
Eli Lilly & Co	112	9,557
Johnson & Johnson	4,269	518,000
Merck & Co.	868	52,688
Zoetis	2,771	236,061

		966,388

LVIP BlackRock Scientific Allocation Fund–7

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Professional Services–0.20%
Dun & Bradstreet	136	$16,680
Insperity	108	10,287
ManpowerGroup	1,478	127,197

		154,164

Road & Rail–0.39%
Landstar System	203	22,168
Norfolk Southern	673	101,536
Ryder System	474	34,062
Union Pacific	986	139,696

		297,462

Semiconductors & Semiconductor Equipment–0.90%
Applied Materials	2,653	122,542
Intel	1,862	92,560
Maxim Integrated Products	2,501	146,709
MKS Instruments	65	6,221
Texas Instruments	2,807	309,472

		677,504

Software–1.66%
Activision Blizzard	448	34,191
†Adobe Systems	918	223,818
†Aspen Technology	244	22,629
†Cadence Design Systems	293	12,690
CDK Global	271	17,629
†Dell Technologies Class V	377	31,887
Intuit	93	19,000
Microsoft	7,393	729,024
†RingCentral Class A	132	9,286
†Synopsys	586	50,144
†VMware Class A	501	73,632
†Zendesk	228	12,424
†Zynga Class A	2,953	12,019

		1,248,373

Specialty Retail–0.23%
American Eagle Outfitters	869	20,204
†Burlington Stores	134	20,171
Penske Automotive Group	189	8,855
Ross Stores	9	763
Tiffany & Co.	733	96,463
†Urban Outfitters	641	28,557

		175,013

Technology Hardware, Storage & Peripherals–1.23%
Apple	3,312	613,084
Hewlett Packard Enterprise	2,730	39,885
HP	7,751	175,870
NetApp	1,243	97,613

		926,452

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods–0.18%
Ralph Lauren	356	$44,756
†Skechers U.S.A. Class A	420	12,604
VF	942	76,792

		134,152

Tobacco–0.07%
Philip Morris International	649	52,400

		52,400

Trading Companies & Distributors–0.01%
†HD Supply Holdings	204	8,750

		8,750

Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	8,911

		8,911

Total U.S. Markets (Cost $16,405,536)		19,580,400

§DEVELOPED MARKETS–17.87%
Aerospace & Defense–0.16%
QinetiQ Group	22,848	81,324
Thales	301	38,789

		120,113

Air Freight & Logistics–0.01%
SG Holdings	200	4,390

		4,390

Airlines–0.46%
Deutsche Lufthansa	5,694	136,979
Qantas Airways	45,871	209,112

		346,091

Auto Components–0.43%
Cie Generale des Etablissements Michelin	894	108,891
Cie Plastic Omnium	644	27,232
Continental	270	61,658
Delphi Technologies	455	20,684
Faurecia	917	65,452
Magna International	582	33,849
Xinyi Glass Holdings	6,000	7,334

		325,100

Automobiles–0.61%
Bayerische Motoren Werke	1,507	136,619
Daimler	289	18,606
Ferrari	663	90,200
Geely Automobile Holdings	10,000	25,938
Peugeot	7,613	173,897
Suzuki Motor	300	16,578

		461,838

LVIP BlackRock Scientific Allocation Fund–8

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks–2.37%
Banco Bilbao Vizcaya Argentaria	28,822	$204,441
Bank Hapoalim	2,543	17,205
Bank of Nova Scotia	5,433	307,635
BNP Paribas	1,031	64,041
BOC Hong Kong Holdings	3,500	16,484
Chiba Bank	1,000	7,072
Dah Sing Banking Group	2,000	4,191
Danske Bank	227	7,107
First International Bank of Israel	562	11,729
Gunma Bank	1,200	6,308
Hokuhoku Financial Group	300	3,997
HSBC Holdings	7,471	70,074
ING Groep	4,990	71,839
Lloyds Banking Group	8,282	6,891
Mediobanca Banca di Credito Finanziario	7,592	70,591
Resona Holdings	23,000	123,107
Royal Bank of Canada	1,796	135,235
Senshu Ikeda Holdings	7,000	23,646
Sumitomo Mitsui Financial Group	7,100	276,138
Sumitomo Mitsui Trust Holdings	900	35,711
Toronto-Dominion Bank	5,583	323,136

		1,786,578

Beverages–0.60%
Carlsberg Class B	921	108,500
Coca-Cola European Partners	1,619	65,796
Diageo	3,681	132,235
Fevertree Drinks	300	13,422
Kirin Holdings	300	8,029
Pernod Ricard	750	122,531

		450,513

Biotechnology–0.09%
CSL	388	55,309
†Genmab	49	7,564
Grifols	280	8,430

		71,303

Building Products–0.09%
Cie de Saint-Gobain	1,531	68,423

		68,423

Capital Markets–0.19%
Deutsche Boerse	689	91,847
Euronext	222	14,116
Jupiter Fund Management	770	4,532
Magellan Financial Group	347	5,983
Man Group	3,850	8,973
Partners Group Holding	15	11,019
Pendal Group	1,212	8,889

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Capital Markets (continued)
Reinet Investments	88	$1,550

		146,909

Chemicals–1.08%
Arkema	76	9,000
BASF	1,143	109,333
Covestro	468	41,766
DIC	100	3,125
Koninklijke DSM	3,391	341,036
Linde	115	24,019
Lintec	200	5,808
Mitsubishi Chemical Holdings	19,500	163,341
Nippon Shokubai	100	7,235
Sika	95	13,181
Sumitomo Chemical	12,000	68,067
Tosoh	500	7,754
Ube Industries	400	10,401
Wacker Chemie	4	524
Zeon	1,000	11,832

		816,422

Commercial Services & Supplies–0.11%
IWG	1,319	5,563
Rentokil Initial	4,078	18,880
Secom	600	46,102
Toppan Printing	2,000	15,680

		86,225

Communications Equipment–0.06%
Nokia	7,257	41,780

		41,780

Construction & Engineering–0.43%
CIMIC Group	664	20,786
HOCHTIEF	1,549	280,021
Maeda	1,000	11,507
Penta-Ocean Construction	1,100	7,372
WSP Global	62	3,264

		322,950

Construction Materials–0.02%
CSR	2,703	9,182
Wienerberger	344	8,589

		17,771

Consumer Finance–0.10%
Hitachi Capital	2,900	75,018

		75,018

Containers & Packaging–0.03%
DS Smith	2,020	13,895
Smurfit Kappa Group	145	5,876

		19,771

LVIP BlackRock Scientific Allocation Fund–9

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Distributors–0.01%
Inchcape	1,014	$10,445

		10,445

Diversified Financial Services–0.01%
Tokyo Century	100	5,672

		5,672

Diversified Telecommunication Services–0.74%
†Deutsche Telekom	4,083	63,273
Koninklijke KPN	34,704	94,429
Nippon Telegraph & Telephone	3,800	172,847
Proximus	605	13,643
Telenor	10,502	215,537

		559,729

Electric Utilities–0.11%
Chubu Electric Power	3,600	54,009
CLP Holdings	2,500	26,926

		80,935

Electrical Equipment–0.01%
Schneider Electric	132	11,009

		11,009

Electronic Equipment, Instruments & Components–0.14%
†Celestica	554	6,587
Electrocomponents	1,124	11,244
Hitachi	9,000	63,536
Japan Aviation Electronics Industry	1,000	15,761
Kingboard Laminates Holdings	2,000	2,470
Venture	700	9,165

		108,763

Energy Equipment & Services–0.06%
Petrofac	1,285	9,911
†Saipem	5,748	26,474
TGS NOPEC Geophysical	292	10,756

		47,141

Equity Real Estate Investment Trusts–0.01%
Stockland	2,127	6,249

		6,249

Food & Staples Retailing–0.28%
Axfood	524	10,080
Jeronimo Martins	4,162	60,123
Koninklijke Ahold Delhaize	4,014	96,118
Seven & i Holdings	800	34,908
Sundrug	300	12,166

		213,395

Food Products–0.31%
†a2 Milk	451	3,501
Associated British Foods	801	28,944

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food Products (continued)
Danone	1,853	$136,046
Leroy Seafood Group	2,050	13,814
NH Foods	500	20,210
Orkla	174	1,525
Salmar	237	9,946
Suedzucker	521	8,299
Tate & Lyle	1,096	9,356

		231,641

Gas Utilities–0.04%
Tokyo Gas	1,100	29,215
Towngas China	2,000	1,940

		31,155

Health Care Equipment & Supplies–0.19%
Cochlear	434	64,291
Koninklijke Philips	1,856	78,949

		143,240

Health Care Providers & Services–0.06%
Fresenius Medical Care & Co	226	22,798
Miraca Holdings	500	14,903
NMC Health	123	5,815

		43,516

Hotels, Restaurants & Leisure–0.40%
Aristocrat Leisure	5,784	132,266
Carnival (London Stock Exchange)	1,494	85,710
InterContinental Hotels Group	654	40,739
International Game Technology	324	7,530
Kindred Group SDR	778	9,798
Melia Hotels International	465	6,375
Playtech	946	9,401
William Hill	2,278	9,121

		300,940

Household Durables–0.14%
Electrolux Class B	2,854	65,003
Fujitsu General	500	7,831
Haseko	800	11,063
Iida Group Holdings	200	3,860
Sekisui Chemical	500	8,526
Skyworth Digital Holdings	6,000	2,677
Sumitomo Forestry	400	6,059

		105,019

Household Products–0.03%
Lion	500	9,168
Pigeon	300	14,605

		23,773

Industrial Conglomerates–0.11%
DCC	475	43,223

LVIP BlackRock Scientific Allocation Fund–10

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates (continued)
Rheinmetall	333	$36,772

		79,995

Insurance–0.79%
AIA Group	3,800	33,226
Assicurazioni Generali	3,389	56,872
AXA	3,553	87,195
Direct Line Insurance Group	1,485	6,720
Helvetia Holding	17	9,725
Legal & General Group	3,499	12,283
Manulife Financial	3,700	66,477
NN Group	477	19,407
Sampo Class A	1,074	52,426
Sun Life Financial	1,556	62,529
†Swiss Life Holding	72	25,083
Swiss Re	1,064	92,078
Talanx	795	29,040
Tokio Marine Holdings	200	9,381
Topdanmark	251	10,992
Tryg	619	14,534
Unipol Gruppo	1,579	6,102
Vienna Insurance Group	181	4,938

		599,008

Internet & Direct Marketing Retail–0.02%
†ASOS	141	11,355

		11,355

Internet Software & Services–0.06%
Moneysupermarket.com Group	1,236	5,137
Rightmove	193	13,525
†Shopify Class A	69	10,062
†Wix.com	138	13,841

		42,565

IT Services–0.44%
Amadeus IT Group	1,177	92,916
Atos	888	121,278
Capgemini	169	22,736
Fujitsu	2,000	12,136
Itochu Techno-Solutions	400	6,915
Obic	400	33,130
Tech Mahindra	1,068	10,217
Wirecard	206	33,186

		332,514

Leisure Products–0.02%
†Amer Sports Class A	364	11,486

		11,486

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Life Sciences Tools & Services–0.03%
†ICON	153	$20,277

		20,277

Machinery–0.45%
Aalberts Industries	453	21,700
Cargotec Class B	223	11,287
Georg Fischer	31	39,787
Glory	100	2,800
†OC Oerlikon	512	7,853
Sandvik	3,491	61,972
Spirax-Sarco Engineering	176	15,144
Valmet	533	10,283
Volvo Class B	10,439	166,898

		337,724

Media–0.09%
†ALTICE EUROPE Class B	351	1,426
Fuji Media Holdings	500	8,544
†I-CABLE Communications	702	11
Mediaset Espana Comunicacion	5,470	46,133
Modern Times Group Class B	157	6,570
Nippon Television Holdings	400	6,752

		69,436

Metals & Mining–0.49%
Anglo American	659	14,769
Anglo American (London Stock Exchange)	4,456	99,668
Aurubis	235	17,975
BlueScope Steel	2,052	26,211
Centamin	3,479	5,464
Dowa Holdings	800	24,676
†Glencore	10,364	49,514
Lundin Mining	1,778	9,886
†MMG	8,000	5,598
Northern Star Resources	5,270	28,314
OZ Minerals	1,087	7,578
Regis Resources	2,046	7,752
Rio Tinto (London Stock Exchange)	854	47,348
Salzgitter	236	10,294
SSAB Class A	2,515	11,880

		366,927

Multi-Utilities–0.15%
E.ON	4,302	45,989
Engie	4,413	67,665

		113,654

Oil, Gas & Consumable Fuels–1.53%
Aker BP	218	8,052
BP	13,680	104,407
Caltex Australia	1,332	32,076

LVIP BlackRock Scientific Allocation Fund–11

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Enerplus	1,146	$14,453
Equinor	11,746	312,098
Japan Petroleum Exploration	200	5,226
JXTG Holdings	22,700	157,915
Neste	625	49,048
OMV	2,100	119,112
Repsol	7,630	149,381
Royal Dutch Shell Class A	1,644	57,041
Royal Dutch Shell Class B	913	32,696
Suncor Energy	2,447	99,581
Whitehaven Coal	2,973	12,717

		1,153,803

Paper & Forest Products–0.46%
Mondi	418	11,314
Svenska Cellulosa Class B	10,292	111,828
UPM-Kymmene	6,282	224,632

		347,774

Personal Products–0.10%
L’Oreal	221	54,585
Unilever CVA	403	22,489

		77,074

Pharmaceuticals–0.90%
Astellas Pharma	18,400	280,699
Bayer	678	74,703
GlaxoSmithKline	5,296	106,924
†Indivior	1,093	5,528
Kaken Pharmaceutical	300	15,418
Roche Holding	660	146,989
Sino Biopharmaceutical	19,500	29,925
SSY Group	2,000	2,220
Takeda Pharmaceutical	300	12,676

		675,082

Professional Services–0.26%
Intertek Group	1,912	144,235
Wolters Kluwer	972	54,780

		199,015

Real Estate Management & Development–0.42%
CapitaLand	9,200	21,337
Daito Trust Construction	300	48,801
Henderson Land Development	1,210	6,400
Hysan Development	4,000	22,331
Jiayuan International Group	2,000	3,467
Kerry Properties	7,500	35,896
KWG Property Holding	12,000	15,081
LEG Immobilien	79	8,587
Shenzhen Investment	8,000	2,916
Sun Hung Kai Properties	8,000	120,730

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Management & Development (continued)
Swire Properties	2,600	$9,610
TAG Immobilien	516	11,347
Wheelock & Co.	1,000	6,966
Yuexiu Property	8,000	1,530

		314,999

Road & Rail–0.08%
ComfortDelGro	30,700	52,950
Sotetsu Holdings	200	6,124

		59,074

Semiconductors & Semiconductor Equipment–0.26%
BE Semiconductor Industries	924	25,012
Infineon Technologies	705	17,973
Siltronic	103	14,741
STMicroelectronics (French shares)	4,949	110,445
Tokyo Electron	100	17,179
Ulvac	200	7,659

		193,009

Software–0.25%
Constellation Software	10	7,755
SAP	1,446	167,091
Software	216	10,067

		184,913

Specialty Retail–0.03%
Dixons Carphone	4,400	10,836
Fielmann	124	8,587
WH Smith	143	3,773

		23,196

Technology Hardware, Storage & Peripherals–0.01%
Logitech International Class R	145	6,394

		6,394

Textiles, Apparel & Luxury Goods–0.45%
adidas	86	18,776
Kering	149	84,147
†Lululemon Athletica	358	44,696
LVMH Moet Hennessy Louis Vuitton	46	15,321
Moncler	3,165	144,147
PRADA	1,200	5,552
Puma	51	29,838

		342,477

Tobacco–0.65%
Imperial Brands	2,843	105,883
Japan Tobacco	1,500	41,932
Swedish Match	6,923	342,952

		490,767

LVIP BlackRock Scientific Allocation Fund–12

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Trading Companies & Distributors–0.04%
Kloeckner & Co.	995	$10,492
Mitsui & Co.	600	10,012
Sojitz	3,700	13,434

		33,938

Transportation Infrastructure–0.02%
Aena	47	8,535
Shenzhen International Holdings	1,500	3,105

		11,640

Water Utilities–0.01%
Guangdong Investment	6,000	9,529

		9,529

Wireless Telecommunication Services–0.37%
KDDI	1,000	27,377
NTT DOCOMO	8,400	214,144
Vodafone Group	16,589	40,244

		281,765

Total Developed Markets (Cost $12,631,839)		13,473,207

×EMERGING MARKETS–4.56%
Air Freight & Logistics–0.00%
Sinotrans Class H	4,000	2,111

		2,111

Airlines–0.01%
China Eastern Airlines	12,000	8,122

		8,122

Auto Components–0.01%
Apollo Tyres	2,002	7,422

		7,422

Automobiles–0.05%
BAIC Motor Class H	5,500	5,258
Dongfeng Motor Group Class H	8,000	8,463
†Tata Motors	5,807	22,825

		36,546

Banks–0.31%
Agricultural Bank of China Class H	19,000	8,888
Banco do Brasil	1,665	12,222
Bangkok Bank NVDR	3,200	18,883
Bank of China Class H	49,000	24,295
China Construction Bank Class H	44,000	40,660
CTBC Financial Holding	10,000	7,199
ICICI Bank	5,366	21,569
Industrial & Commercial Bank of China Class H	39,000	29,179
OTP Bank	793	28,711
Turkiye Garanti Bankasi	5,299	9,666

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Turkiye Is Bankasi Class C	27,886	$34,601

		235,873

Beverages–0.05%
Ambev	6,800	31,546
Fraser & Neave Holdings	300	2,898

		34,444

Biotechnology–0.03%
†Celltrion	90	24,509

		24,509

Capital Markets–0.04%
China Cinda Asset Management Class H	31,000	9,957
China International Capital Class H	2,800	4,989
Edelweiss Financial Services	550	2,364
Guotai Junan Securities Class H	6,200	13,181
Yuanta Financial Holding	6,000	2,735

		33,226

Chemicals–0.06%
Pidilite Industries	309	4,796
PTT Global Chemical NVDR	19,000	41,865

		46,661

Construction & Engineering–0.18%
China Communications Construction Class H	78,000	75,359
China Railway Construction	52,000	52,692
†HDC Hyundai Development Co-Engineering & Construction	34	1,644
Metallurgical Corp. of China	23,000	6,801
Sinopec Engineering Group	3,000	3,136

		139,632

Construction Materials–0.08%
Anhui Conch Cement	7,000	40,150
BBMG	10,000	3,696
†Cemex	16,770	11,036
China Resources Cement Holdings	4,000	4,053

		58,935

Consumer Finance–0.01%
Ujjivan Financial Services	1,039	5,721

		5,721

Diversified Financial Services–0.05%
Haci Omer Sabanci Holding	18,863	36,257

		36,257

Diversified Telecommunication Services–0.13%
Telekomunikasi Indonesia Persero	333,700	87,326

LVIP BlackRock Scientific Allocation Fund–13

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services (continued)
True NVDR	65,500	$10,478

		97,804

Electric Utilities–0.09%
†PGE Polska Grupa Energetyczna	23,042	57,457
Power Grid Corp. of India	3,168	8,640

		66,097

Electrical Equipment–0.03%
Bharat Heavy Electricals	8,943	9,365
Teco Electric and Machinery	9,000	6,760
Xinjiang Goldwind Science & Technology	3,400	4,139

		20,264

Electronic Equipment, Instruments & Components–0.13%
AU Optronics	38,000	16,078
China Railway Signal & Communication Class H	5,000	3,550
Delta Electronics Thailand NVDR	4,800	8,476
Innolux	203,000	72,908

		101,012

Food & Staples Retailing–0.02%
†Avenue Supermarts	397	8,607
Clicks Group	150	2,149
Magnit PJSC GDR	276	4,968

		15,724

Food Products–0.26%
Gruma Class B	435	5,313
JBS	14,058	33,370
Uni-President China Holdings	3,000	3,854
Uni-President Enterprises	32,000	81,237
Universal Robina	30,300	68,699

		192,473

Health Care Equipment & Supplies–0.00%
Top Glove	800	2,404

		2,404

Health Care Providers & Services–0.05%
Netcare	18,643	37,537

		37,537

Hotels, Restaurants & Leisure–0.00%
Alsea	600	2,067

		2,067

Household Durables–0.01%
LG Electronics	98	7,298

		7,298

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Household Products–0.03%
Hindustan Unilever	719	$17,222
Unilever Indonesia	1,100	3,539

		20,761

Independent Power & Renewable Electricity Producers–0.06%
Datang International Power Generation	16,000	4,894
Gulf Energy Development Class F	1,300	2,433
Huadian Power International	6,000	2,371
Huaneng Power International	58,000	38,442

		48,140

Industrial Conglomerates–0.06%
Enka Insaat ve Sanayi	18,015	18,314
KOC Holding	5,049	15,629
Turkiye Sise ve Cam Fabrikalari	12,306	11,331

		45,274

Insurance–0.03%
†China Reinsurance Group Class H	26,000	5,700
HDFC Standard Life Insurance	1,215	8,089
IRB Brasil Resseguros	200	2,448
SBI Life Insurance	609	5,994

		22,231

Internet Software & Services–0.63%
†Alibaba Group Holding ADR	977	181,263
†Just Dial	1,074	8,701
†SINA	89	7,537
†Sohu.com ADR	185	6,567
Tencent Holdings	5,100	255,988
†Weibo ADR	138	12,249

		472,305

IT Services–0.13%
HCL Technologies	1,235	16,696
Infosys	1,175	22,418
†Pagseguro Digital Class A	311	8,630
Tata Consultancy Services	1,462	39,428
Wipro	2,478	9,458

		96,630

Life Sciences Tools & Services–0.01%
†Genscript Biotech	2,000	5,532

		5,532

Machinery–0.02%
Sinotruk Hong Kong	1,000	1,647
Yangzijiang Shipbuilding Holdings	25,500	16,938

		18,585

Marine–0.06%
†COSCO SHIPPING Holdings	10,000	4,589

LVIP BlackRock Scientific Allocation Fund–14

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Marine (continued)
MISC	27,800	$40,742

		45,331

Media–0.02%
Naspers Class N	46	11,687

		11,687

Metals & Mining–0.28%
Angang Steel	6,000	5,415
China Zhongwang Holdings	3,600	1,904
Eregli Demir ve Celik Fabrikalari	45,630	101,315
KGHM Polska Miedz	3,811	89,535
†Maanshan Iron & Steel	6,000	2,669
MMC Norilsk Nickel PJSC	59	10,709

		211,547

Multiline Retail–0.01%
Magazine Luiza	200	6,579

		6,579

Oil, Gas & Consumable Fuels–0.90%
Banpu NVDR	45,200	26,604
Bharat Petroleum	7,609	41,457
China Coal Energy	13,000	5,385
China Petroleum & Chemical Class H	28,000	25,018
China Shenhua Energy	16,000	37,973
CNOOC	26,000	44,871
Hindustan Petroleum	5,961	22,551
Indian Oil	7,740	17,623
LUKOIL PJSC	462	32,001
MOL Hungarian Oil & Gas	3,648	35,212
Novatek PJSC GDR	97	14,385
Oil & Natural Gas	15,571	35,999
Polski Koncern Naftowy ORLEN	2,781	62,411
Polskie Gornictwo Naftowe i Gazownictwo	9,982	15,217
PTT Exploration & Production NVDR	24,900	105,598
PTT NVDR	25,000	36,221
SK Innovation	216	39,149
S-Oil	183	17,980
Surgutneftegas OJSC	7,572	3,434
Tatneft PJSC	1,504	16,188
Tupras Turkiye Petrol Rafinerileri	1,403	32,984
United Tractors	5,200	11,467

		679,728

Paper & Forest Products–0.01%
Indah Kiat Pulp & Paper	3,400	4,413

		4,413

Pharmaceuticals–0.03%
China Traditional Chinese Medicine Holdings	4,000	3,462

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Pharmaceuticals (continued)
Dr Reddy’s Laboratories	131	$4,273
Guangzhou Baiyunshan Pharmaceutical Holdings	2,000	8,820
Hypera	591	4,199

		20,754

Professional Services–0.00%
†51job ADR	39	3,808

		3,808

Real Estate Management & Development–0.09%
Future Land Development Holdings	4,000	3,620
Greentown China Holdings	4,000	5,364
Guangzhou R&F Properties Class H	23,600	47,648
Kaisa Group Holdings	4,000	1,708
Logan Property Holdings	4,000	5,415
Sino-Ocean Group Holdings	4,000	2,325
Yuzhou Properties	3,000	1,763

		67,843

Semiconductors & Semiconductor Equipment–0.10%
Elite Advanced Laser	6,000	20,368
Hua Hong Semiconductor	1,000	3,435
SK Hynix	112	8,612
Taiwan Semiconductor Manufacturing	6,000	42,606

		75,021

Specialty Retail–0.01%
Petrobras Distribuidora	800	3,736
Zhongsheng Group Holdings	1,500	4,503

		8,239

Technology Hardware, Storage & Peripherals–0.08%
Inventec	43,000	33,778
Legend Holdings Class H	1,400	4,265
Samsung Electronics	550	23,022

		61,065

Textiles, Apparel & Luxury Goods–0.05%
ANTA Sports Products	2,000	10,592
Feng TAY Enterprise	2,000	10,037
Formosa Taffeta	11,000	12,032
†Li Ning	1,500	1,654
Page Industries	7	2,842

		37,157

Thrift & Mortgage Finance–0.11%
Housing Development Finance	2,924	81,432

		81,432

Tobacco–0.01%
British American Tobacco Malaysia	800	6,888

		6,888

LVIP BlackRock Scientific Allocation Fund–15

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Transportation Infrastructure–0.03%
Zhejiang Expressway	22,000	$19,629

		19,629

Wireless Telecommunication Services–0.20%
America Movil	32,363	27,018
China Mobile	11,000	97,724
Mobile TeleSystems PJSC ADR	548	4,839
PLDT	560	13,536
Total Access Communication NVDR	7,000	7,765

		150,882

Total Emerging Markets (Cost $3,498,016)		3,433,600

Total Common Stock (Cost $32,535,391)		36,487,207

PREFERRED STOCK–0.23%
Banco Bradesco 4.12%	1,650	11,401
Bayerische Motoren Werke 5.76%	97	7,737
Braskem 6.29%	805	10,464
Cia Brasileira de Distribuicao 1.21%	1,632	32,608
Cia Energetica de Sao Paulo 0.23%	7,426	31,135
Itau Unibanco Holding 7.07%	6,265	64,901
Metalurgica Gerdau 0.88%	5,900	9,377
Surgutneftegas OJSC 1.80%	6,712	3,380

Total Preferred Stock (Cost $198,437)		171,003

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.21%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C01 M2 6.491% (LIBOR01M + 4.40%) 1/25/24	100,000	113,875
•Series 2014-C02 2M2 4.691% (LIBOR01M + 2.60%) 5/25/24	136,295	143,812
•Series 2014-C03 2M2 4.991% (LIBOR01M + 2.90%) 7/25/24	100,208	106,780
•Series 2014-C04 1M2 6.991% (LIBOR01M + 4.90%) 11/25/24	50,984	58,323
•Series 2017-C02 2M1 3.241% (LIBOR01M + 1.15%) 9/25/29	166,995	167,931

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae Connecticut Avenue Securities (continued)
•Series 2017-C04 2M1 2.941% (LIBOR01M + 0.85%) 11/25/29	181,688	$182,231
•Series 2017-C05 1M1 2.641% (LIBOR01M + 0.55%) 1/25/30	128,968	129,014
•Series 2017-C06 1M1 2.841% (LIBOR01M + 0.75%) 2/25/30	78,705	78,824
•Series 2017-C06 2M1 2.841% (LIBOR01M + 0.75%) 2/25/30	59,982	60,026
•Series 2017-C07 2M1 2.741% (LIBOR01M + 0.65%) 5/25/30	209,222	209,285
•Series 2018-C03 1M1 2.771% (LIBOR01M + 0.68%) 10/25/30	78,895	78,871
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.941% (LIBOR01M + 2.85%) 4/25/28	155,135	160,804
•Series 2017-DNA1 M1 3.291% (LIBOR01M + 1.20%) 7/25/29	229,061	230,852
•Series 2017-DNA3 M1 2.841% (LIBOR01M + 0.75%) 3/25/30	237,797	238,385
•Series 2017-HQA2 M1 2.891% (LIBOR01M + 0.80%) 12/25/29	229,299	229,727
•Series 2017-HQA3 M1 2.641% (LIBOR01M + 0.55%) 4/25/30	230,819	230,648

Total Agency Collateralized Mortgage Obligations (Cost $2,421,879)		2,419,388

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.92%
•Fannie Mae-Aces Series 2017-M4 A2 2.683% 12/25/26	125,000	117,617
Freddie Mac Multifamily Structured Pass Through Certificates
◆Series K056 A2 2.525% 5/25/26	140,000	132,653

LVIP BlackRock Scientific Allocation Fund–16

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
◆Series K057 A2 2.57% 7/25/26	260,000	$246,806
◆Series K062 A2 3.413% 12/25/26	200,000	200,737

Total Agency Commercial Mortgage-Backed Securities (Cost $720,458)		697,813

AGENCY MORTGAGE-BACKED SECURITIES–15.06%
Fannie Mae S.F. 15 yr
4.00% 5/1/33	88,009	90,553
4.00% 6/1/33	38,000	39,001
4.00% 7/1/33	29,000	29,821
Fannie Mae S.F. 15 yr TBA 4.00% 7/1/33	19,000	19,491
Fannie Mae S.F. 30 yr
3.00% 3/1/47	24,807	24,067
3.00% 7/1/47	24,821	24,081
3.50% 2/1/45	41,071	41,134
3.50% 12/1/46	133,914	134,080
3.50% 1/1/47	165,892	165,948
3.50% 11/1/47	24,819	25,013
3.50% 1/1/48	146,683	146,588
3.50% 2/1/48	985,285	982,540
4.00% 10/1/47	105,000	107,935
4.50% 8/1/41	33,478	35,300
4.50% 2/1/48	1,538,238	1,619,288
4.50% 6/1/48	25,000	26,332
5.00% 2/1/35	4,675	5,006
5.00% 10/1/35	3,829	4,101
5.00% 11/1/35	4,557	4,880
5.00% 3/1/48	114,091	121,070
5.00% 4/1/48	390,355	413,863
5.50% 8/1/37	4,187	4,555
5.50% 9/1/41	51,091	55,496
5.50% 1/1/47	135,489	146,901
6.00% 12/1/36	1,044	1,151
6.00% 2/1/37	3,163	3,488
6.00% 8/1/37	3,314	3,636
6.00% 9/1/37	1,123	1,237
6.00% 5/1/38	11,135	12,173
6.00% 9/1/38	2,985	3,288
6.00% 11/1/38	2,461	2,724
6.00% 9/1/39	9,461	10,396
6.00% 3/1/40	4,221	4,641
6.00% 7/1/40	14,823	16,337
6.00% 5/1/41	5,290	5,826
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/48	25,000	24,218
3.50% 7/1/48	660,000	656,895
4.00% 7/1/48	2,085,000	2,125,661

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA (continued)
4.50% 7/1/48	8,000	$8,330
5.00% 7/1/48	7,000	7,415
5.50% 7/1/48	48,000	51,469
Freddie Mac S.F. 30 yr
3.50% 7/1/47	29,928	29,796
3.50% 9/1/47	41,986	41,944
3.50% 2/1/48	91,112	90,694
3.50% 5/1/48	53,874	53,624
4.00% 1/1/48	73,860	75,365
4.00% 6/1/48	24,828	25,528
4.50% 5/1/40	99,657	104,523
5.00% 4/1/48	311,063	329,254
5.00% 7/1/48	52,000	54,961
5.50% 3/1/34	1,239	1,343
5.50% 12/1/34	1,182	1,283
5.50% 4/1/38	4,808	5,201
5.50% 7/1/38	4,687	5,064
6.00% 3/1/36	3,610	3,981
6.00% 9/1/37	2,951	3,256
6.00% 1/1/38	1,372	1,506
6.00% 6/1/38	3,723	4,105
Freddie Mac S.F. 30 yr TBA
3.50% 7/1/48	205,000	203,924
4.00% 7/1/48	275,000	280,299
4.50% 7/1/48	325,000	338,167
GNMA I S.F. 30 yr 3.50% 12/15/47	53,318	53,695
GNMA II S.F. 30 yr
3.00% 2/20/46	28,889	28,481
3.00% 8/20/46	115,504	113,390
3.00% 9/20/46	24,775	24,330
3.00% 12/20/46	110,282	108,138
3.00% 2/20/47	35,072	34,385
3.50% 3/20/46	118,180	118,896
3.50% 4/20/46	51,000	51,293
3.50% 6/20/46	205,903	206,991
3.50% 12/20/46	45,738	45,956
3.50% 2/20/47	34,867	35,033
3.50% 3/20/47	36,860	37,035
3.50% 4/20/48	126,022	126,620
4.00% 3/20/48	115,367	118,347
4.50% 4/20/48	148,432	154,412
=4.50% 7/20/48	50,000	51,957
5.00% 5/20/47	276,653	290,746
5.00% 5/20/48	199,547	209,769
GNMA II S.F. 30 yr TBA
3.00% 7/20/48	390,000	381,553
3.50% 7/20/48	214,000	214,823
4.00% 7/20/48	84,000	86,093

Total Agency Mortgage-Backed Securities (Cost $11,275,859)		11,351,690

LVIP BlackRock Scientific Allocation Fund–17

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–0.09%
Federal Farm Credit Banks 3.125% 2/6/30	30,000	$29,353
Federal National Mortgage Association 6.625% 11/15/30	30,000	40,294

Total Agency Obligations (Cost $69,997)		69,647

CORPORATE BONDS–24.77%
Aerospace & Defense–0.50%
General Dynamics 2.625% 11/15/27	50,000	46,054
L3 Technologies 3.85% 6/15/23	100,000	99,904
Lockheed Martin 3.55% 1/15/26	100,000	98,439
Northrop Grumman 2.93% 1/15/25	70,000	66,553
Spirit AeroSystems 3.95% 6/15/23	65,000	65,407

		376,357

Agriculture–0.75%
Altria Group
3.875% 9/16/46	25,000	22,020
4.00% 1/31/24	100,000	101,328
BAT Capital
2.297% 8/14/20	95,000	92,884
2.764% 8/15/22	85,000	81,584
Philip Morris International 3.375% 8/11/25	120,000	116,800
Reynolds American 4.00% 6/12/22	150,000	151,071

		565,687

Auto Manufacturers–1.15%
Ford Motor Credit
2.375% 3/12/19	200,000	199,257
4.14% 2/15/23	200,000	200,142
General Motors 6.75% 4/1/46	75,000	83,361
General Motors Financial
3.20% 7/13/20	200,000	199,154
4.15% 6/19/23	80,000	80,070
5.25% 3/1/26	105,000	108,971

		870,955

Auto Parts & Equipment–0.26%
Lear
3.80% 9/15/27	100,000	94,072
5.25% 1/15/25	100,000	102,948

		197,020

Banks–7.13%
Bank of America
2.25% 4/21/20	250,000	246,635
µ2.881% 4/24/23	100,000	97,191
µ3.124% 1/20/23	165,000	162,356

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
µ3.499% 5/17/22	100,000	$100,006
4.183% 11/25/27	120,000	117,092
Bank of New York Mellon
2.20% 8/16/23	40,000	37,572
2.50% 4/15/21	85,000	83,469
µBarclays 4.338% 5/16/24	200,000	197,742
Capital One Financial
2.40% 10/30/20	90,000	87,834
3.20% 1/30/23	100,000	97,104
3.30% 10/30/24	50,000	47,558
3.45% 4/30/21	53,000	52,913
Citigroup
2.65% 10/26/20	400,000	394,796
µ3.668% 7/24/28	50,000	47,625
µ4.075% 4/23/29	50,000	49,116
Credit Suisse Group Funding Guernsey 2.75% 3/26/20	400,000	395,793
Deutsche Bank 3.15% 1/22/21	100,000	96,836
Fifth Third Bancorp 2.875% 7/27/20	20,000	19,897
Goldman Sachs Group
2.60% 12/27/20	150,000	147,540
2.875% 2/25/21	200,000	197,523
3.85% 1/26/27	175,000	168,239
µ4.017% 10/31/38	50,000	45,646
6.75% 10/1/37	50,000	59,444
HSBC Holdings
3.40% 3/8/21	200,000	200,004
3.60% 5/25/23	200,000	198,171
µ4.041% 3/13/28	200,000	194,370
Huntington Bancshares 2.30% 1/14/22	35,000	33,639
JPMorgan Chase & Co.
2.55% 10/29/20	200,000	197,031
2.55% 3/1/21	50,000	49,018
µ3.22% 3/1/25	200,000	193,093
µ3.782% 2/1/28	85,000	83,021
4.25% 10/1/27	55,000	54,701
µ4.26% 2/22/48	95,000	89,640
Mitsubishi UFJ Financial Group 3.455% 3/2/23	100,000	99,203
Morgan Stanley
2.80% 6/16/20	350,000	347,339
3.95% 4/23/27	65,000	62,077
4.30% 1/27/45	50,000	47,418
4.375% 1/22/47	60,000	57,435
Santander Holdings USA 3.40% 1/18/23	25,000	24,163
Santander UK Group Holdings 2.875% 10/16/20	100,000	98,740

LVIP BlackRock Scientific Allocation Fund–18

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
US Bancorp
2.625% 1/24/22	25,000	$24,473
3.60% 9/11/24	75,000	74,152
Wells Fargo & Co. 2.60% 7/22/20	300,000	296,279

		5,373,894

Beverages–0.36%
Anheuser-Busch Inbev Worldwide
3.50% 1/12/24	25,000	24,877
4.375% 4/15/38	35,000	34,089
Constellation Brands 3.70% 12/6/26	100,000	96,667
Maple Escrow Subsidiary
3.551% 5/25/21	55,000	55,086
4.597% 5/25/28	35,000	35,198
PepsiCo 4.45% 4/14/46	25,000	26,286

		272,203

Biotechnology–0.32%
Celgene
2.25% 8/15/21	100,000	96,269
3.25% 8/15/22	150,000	147,184

		243,453

Building Materials–0.12%
Lennox International 3.00% 11/15/23	35,000	33,360
Masco 3.50% 4/1/21	55,000	54,963

		88,323

Chemicals–0.43%
Dow Chemical 8.55% 5/15/19	155,000	162,487
Monsanto 4.70% 7/15/64	25,000	22,008
Westlake Chemical 3.60% 8/15/26	150,000	142,563

		327,058

Commercial Services–0.07%
Total System Services 4.00% 6/1/23	50,000	50,160

		50,160

Computers–0.77%
Apple 3.45% 2/9/45	50,000	44,798
Dell International 6.02% 6/15/26	30,000	31,560
DXC Technology
4.25% 4/15/24	50,000	50,009
4.75% 4/15/27	50,000	50,604
Hewlett Packard Enterprise 3.60% 10/15/20	400,000	402,113

		579,084

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–0.80%
AerCap Ireland Capital 3.30% 1/23/23	150,000	$144,328
American Express 2.50% 8/1/22	50,000	47,993
Brookfield Finance 3.90% 1/25/28	50,000	47,361
Cboe Global Markets 3.65% 1/12/27	25,000	24,168
Jefferies Group
6.45% 6/8/27	30,000	32,425
6.50% 1/20/43	10,000	10,401
Mastercard
3.50% 2/26/28	30,000	29,785
3.80% 11/21/46	25,000	24,414
National Rural Utilities Cooperative Finance
2.70% 2/15/23	35,000	33,995
2.85% 1/27/25	40,000	38,270
ORIX 2.90% 7/18/22	30,000	29,203
TD Ameritrade Holding 3.30% 4/1/27	50,000	47,763
Visa 4.30% 12/14/45	90,000	93,744

		603,850

Electric–2.03%
Ameren Illinois 9.75% 11/15/18	170,000	174,366
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	146,921
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	43,927
CMS Energy 6.25% 2/1/20	30,000	31,373
Dominion Energy 3.90% 10/1/25	75,000	74,202
DTE Energy
2.85% 10/1/26	50,000	45,629
3.30% 6/15/22	40,000	39,565
Duke Energy 2.65% 9/1/26	135,000	121,810
Emera US Finance 3.55% 6/15/26	50,000	47,158
Entergy
2.95% 9/1/26	10,000	9,140
4.00% 7/15/22	35,000	35,519
Entergy Louisiana 4.05% 9/1/23	90,000	91,926
Exelon
3.497% 6/1/22	35,000	34,626
3.95% 6/15/25	35,000	34,842
Great Plains Energy 4.85% 6/1/21	20,000	20,544
Indiana Michigan Power 4.55% 3/15/46	15,000	15,603
ITC Holdings 3.25% 6/30/26	15,000	14,116
Kansas City Power & Light 3.65% 8/15/25	65,000	64,304
NextEra Energy Capital Holdings 2.40% 9/15/19	55,000	54,585

LVIP BlackRock Scientific Allocation Fund–19

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Northern States Power 3.60% 9/15/47	25,000	$23,107
NV Energy 6.25% 11/15/20	45,000	48,060
Pacific Gas & Electric 3.30% 12/1/27	100,000	89,972
PSEG Power 3.85% 6/1/23	100,000	99,652
Public Service Co. of Colorado 4.10% 6/15/48	30,000	30,176
Public Service Co. of New Hampshire 3.50% 11/1/23	30,000	30,017
Southern
2.75% 6/15/20	60,000	59,512
3.25% 7/1/26	55,000	51,716

		1,532,368

Electronics–0.18%
Allegion US Holding 3.20% 10/1/24	100,000	94,810
Arrow Electronics 3.25% 9/8/24	45,000	42,124

		136,934

Food–0.06%
McCormick & Co. 2.70% 8/15/22	45,000	43,474

		43,474

Gas–0.13%
Southern Co. Gas Capital 3.25% 6/15/26	100,000	95,071

		95,071

Health Care Products–1.30%
Abbott Laboratories 4.90% 11/30/46	55,000	59,441
Baxter International 2.60% 8/15/26	100,000	91,235
Becton Dickinson & Co.
2.404% 6/5/20	40,000	39,300
2.894% 6/6/22	35,000	33,884
3.363% 6/6/24	222,000	213,532
Stryker 3.65% 3/7/28	100,000	97,473
Thermo Fisher Scientific 3.00% 4/15/23	100,000	97,337
Zimmer Biomet Holdings
2.70% 4/1/20	200,000	198,145
3.375% 11/30/21	35,000	34,749
3.70% 3/19/23	30,000	29,818
4.625% 11/30/19	80,000	81,620

		976,534

Health Care Services–0.42%
Anthem 3.35% 12/1/24	95,000	91,906
Humana 2.90% 12/15/22	55,000	53,490

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group
3.10% 3/15/26	150,000	$143,296
4.25% 4/15/47	25,000	24,949

		313,641

Insurance–0.35%
Aflac
3.25% 3/17/25	50,000	48,394
4.00% 10/15/46	25,000	23,557
American Financial Group 3.50% 8/15/26	100,000	93,997
Berkshire Hathaway
2.75% 3/15/23	25,000	24,481
4.50% 2/11/43	25,000	26,026
Markel 3.50% 11/1/27	50,000	46,501

		262,956

Internet–0.86%
Alibaba Group Holding
2.50% 11/28/19	200,000	198,706
3.40% 12/6/27	200,000	186,569
Amazon.com 2.80% 8/22/24	35,000	33,771
Booking Holdings 3.60% 6/1/26	140,000	136,467
eBay 2.75% 1/30/23	100,000	96,443

		651,956

Iron & Steel–0.22%
Vale Overseas 6.25% 8/10/26	150,000	162,825

		162,825

Leisure Time–0.05%
Royal Caribbean Cruises 2.65% 11/28/20	35,000	34,419

		34,419

Machinery Diversified–0.06%
Roper Technologies
2.80% 12/15/21	25,000	24,435
3.80% 12/15/26	25,000	24,289

		48,724

Manufacturing–0.12%
Illinois Tool Works 2.65% 11/15/26	100,000	92,526

		92,526

Media–0.78%
21st Century Fox America 6.40% 12/15/35	25,000	30,072
CBS 4.30% 2/15/21	200,000	203,432
Charter Communications Operating
3.579% 7/23/20	100,000	99,922
4.908% 7/23/25	50,000	50,567
Comcast 3.00% 2/1/24	60,000	57,434

LVIP BlackRock Scientific Allocation Fund–20

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable 4.00% 9/1/21	100,000	$100,071
Warner Media 3.80% 2/15/27	50,000	47,304

		588,802

Oil & Gas–0.46%
Andeavor 3.80% 4/1/28	35,000	33,123
BP Capital Markets
3.216% 11/28/23	75,000	73,616
3.224% 4/14/24	20,000	19,639
Canadian Natural Resources 2.95% 1/15/23	30,000	28,974
Petroleos Mexicanos 6.75% 9/21/47	50,000	47,270
Phillips 66 4.875% 11/15/44	50,000	51,841
Valero Energy 3.40% 9/15/26	100,000	94,850

		349,313

Paper & Forest Products–0.08%
Georgia-Pacific 8.00% 1/15/24	50,000	60,413

		60,413

Pharmaceuticals–0.93%
Allergan Funding 2.45% 6/15/19	300,000	298,616
CVS Health 3.35% 3/9/21	80,000	79,963
Johnson & Johnson
3.40% 1/15/38	35,000	33,127
3.70% 3/1/46	50,000	48,449
Novartis Capital 4.40% 5/6/44	50,000	53,391
Pfizer 3.00% 12/15/26	50,000	48,274
Shire Acquisitions Investments Ireland 2.40% 9/23/21	50,000	47,905
Zoetis 3.00% 9/12/27	100,000	92,679

		702,404

Pipelines–1.48%
Buckeye Partners 2.65% 11/15/18	200,000	199,802
Enable Midstream Partners 5.00% 5/15/44	25,000	22,220
Energy Transfer Partners
5.00% 10/1/22	15,000	15,541
9.70% 3/15/19	48,000	50,218
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	40,033
MPLX 4.875% 12/1/24	20,000	20,647
ONEOK
4.00% 7/13/27	75,000	72,706
5.20% 7/15/48	30,000	30,397
ONEOK Partners 3.20% 9/15/18	300,000	300,187
Sabine Pass Liquefaction 5.625% 2/1/21	100,000	104,564

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction (continued)
5.625% 4/15/23	100,000	$106,203
5.75% 5/15/24	100,000	106,794
Williams Partners 3.90% 1/15/25	50,000	48,846

		1,118,158

Real Estate Investment Trusts–1.07%
American Tower
2.25% 1/15/22	100,000	95,684
3.45% 9/15/21	125,000	124,576
3.50% 1/31/23	100,000	98,472
4.00% 6/1/25	105,000	103,106
4.40% 2/15/26	25,000	24,861
CC Holdings GS V 3.849% 4/15/23	50,000	49,601
Crown Castle International
3.20% 9/1/24	35,000	33,077
3.40% 2/15/21	100,000	99,945
5.25% 1/15/23	55,000	57,689
Hospitality Properties Trust 4.50% 3/15/25	40,000	39,202
Host Hotels & Resorts 3.75% 10/15/23	30,000	29,438
Omega Healthcare Investors 4.50% 4/1/27	50,000	47,727

		803,378

Retail–0.15%
Home Depot 4.25% 4/1/46	35,000	35,295
McDonald’s 3.50% 3/1/27	76,000	74,403

		109,698

Semiconductors–0.49%
Broadcom
3.00% 1/15/22	40,000	38,939
3.625% 1/15/24	170,000	164,765
KLA-Tencor 4.65% 11/1/24	25,000	25,871
Maxim Integrated Products 3.45% 6/15/27	100,000	94,719
NVIDIA 3.20% 9/16/26	50,000	48,261

		372,555

Software–0.47%
Autodesk 3.50% 6/15/27	70,000	65,626
Fidelity National Information Services 3.00% 8/15/26	33,000	30,284
Microsoft
2.875% 2/6/24	15,000	14,696
4.10% 2/6/37	25,000	26,097
VMware
2.30% 8/21/20	40,000	39,181

LVIP BlackRock Scientific Allocation Fund–21

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
VMware (continued)
2.95% 8/21/22	85,000	$81,646
3.90% 8/21/27	103,000	95,287

		352,817

Telecommunications–0.32%
AT&T 5.25% 3/1/37	60,000	59,187
Verizon Communications
3.376% 2/15/25	65,000	62,314
4.862% 8/21/46	50,000	47,958
5.25% 3/16/37	30,000	30,902
Vodafone Group 4.125% 5/30/25	40,000	39,907

		240,268

Transportation–0.10%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	26,438
FedEx 3.20% 2/1/25	50,000	48,424

		74,862

Total Corporate Bonds (Cost $19,188,288)		18,672,140

MUNICIPAL BONDS–0.29%
Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	45,000	66,004
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	51,739
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	25,000	35,272
(Build America Bonds) Series F 7.414% 1/1/40	15,000	21,868
Oregon State Taxable Pension 5.892% 6/1/27	35,000	40,883

Total Municipal Bonds (Cost $218,435)		215,766

NON-AGENCY ASSET-BACKED SECURITIES–7.58%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	216,376
Avant Loans Funding Trust
Series 2016-C B 4.92% 11/16/20	42,264	42,393
Series 2017-B A 2.29% 6/15/20	66,922	66,859
Series 2018-A A 3.09% 6/15/21	170,000	169,979

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
CLUB Credit Trust
Series 2017-P2 A 2.61% 1/15/24	173,379	$172,722
Series 2018-NP1 A 2.99% 5/15/24	89,995	89,973
Conn’s Receivables Funding Series 2017-B A 2.73% 7/15/20	61,933	61,923
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP2 A 2.55% 1/16/24	115,305	115,174
Series 2018-P1 A 3.39% 7/15/25	150,000	149,886
Drive Auto Receivables Trust
Series 2016-CA C 3.02% 11/15/21	200,000	200,158
Series 2017-1 B 2.36% 3/15/21	200,000	199,768
Series 2017-1 C 2.84% 4/15/22	230,000	229,651
Series 2017-2 C 2.75% 9/15/23	180,000	179,599
Series 2017-3 B 2.30% 5/17/21	160,000	159,581
Series 2017-3 D 3.53% 12/15/23	150,000	149,435
Series 2017-BA D 3.72% 10/17/22	180,000	181,094
Series 2018-1 C 3.22% 3/15/23	320,000	318,853
Series 2018-1 D 3.81% 5/15/24	150,000	149,751
Series 2018-2 B 3.22% 4/15/22	150,000	150,039
Series 2018-2 C 3.63% 8/15/24	200,000	200,165
Series 2018-2 D 4.14% 8/15/24	40,000	40,223
DT Auto Owner Trust Series 2015-3A D 4.53% 10/17/22	50,000	50,566
Flagship Credit Auto Trust Series 2016-4 B 2.41% 10/15/21	100,000	99,256
Marlette Funding Trust
Series 2017-1A A 2.827% 3/15/24	56,459	56,442
Series 2017-2A A 2.39% 7/15/24	75,038	74,874
Series 2017-3A A 2.36% 12/15/24	166,776	166,108
Prosper Marketplace Issuance Trust Series 2018-1A A 3.11% 6/17/24	111,087	111,077
Santander Drive Auto Receivables Trust
Series 2015-2 D 3.02% 4/15/21	150,000	150,209
Series 2017-2 B 2.21% 10/15/21	230,000	228,832
Series 2017-2 C 2.79% 8/15/22	210,000	208,988
Series 2017-2 D 3.49% 7/17/23	100,000	99,902

LVIP BlackRock Scientific Allocation Fund–22

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program
Series 2016-2 A 3.09% 10/27/25	72,883	$72,752
Series 2017-1 A 3.28% 1/26/26	118,218	118,118
Series 2017-4 A 2.50% 5/26/26	119,497	117,985
Series 2017-6 A1 2.20% 11/25/26	117,021	116,495
Series 2017-6 A2 2.82% 11/25/26	100,000	99,188
Series 2018-1 A1 2.55% 2/25/27	165,532	164,779
Series 2018-1 A2 3.14% 2/25/27	170,000	168,836
Tesla Auto Lease Trust Series 2018-A B 2.75% 2/20/20	120,000	119,431
•Trafigura Securitisation Finance Series 2017-1A A1 2.923% (LIBOR01M + 0.85%) 12/15/20	210,000	210,242
Westlake Automobile Receivables Trust Series 2018-2A B 3.20% 1/16/24	35,000	35,003

Total Non-Agency Asset-Backed Securities (Cost $5,732,980)		5,712,685

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.45%
Csail Commercial Mortgage Trust Series 2015-C2 A4 3.504% 6/15/57	100,000	99,087
JPM-BB Commercial Mortgage Securities Trust Series 2014-C22 A4 3.801% 9/15/47	100,000	101,492
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 A5 3.817% 8/15/50	100,000	101,693
Series 2018-C44 A5 4.212% 5/15/51	40,000	41,245

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $350,663)		343,517

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS–0.33%
Mexico–0.26%
Mexico Government International Bond 4.15% 3/28/27	200,000	$197,400

		197,400

Uruguay–0.07%
Uruguay Government International Bond 4.375% 10/27/27	50,000	50,781

		50,781

Total Sovereign Bonds (Cost $260,181)		248,181

U.S. TREASURY OBLIGATIONS–3.50%
U.S. Treasury Bonds
2.875% 11/15/46	1,000,000	979,355
3.125% 2/15/42	1,280,000	1,315,625
U.S. Treasury Note 1.875% 1/31/22	350,000	340,539

Total U.S. Treasury Obligations (Cost $2,641,860)		2,635,519

	Number of Shares

RIGHTS–0.00%
†Repsol expiration date 7/9/18	7,630	4,331

Total Rights (Cost $4,385)		4,331

MONEY MARKET FUND–0.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	510,370	510,370

Total Money Market Fund (Cost $510,370)		510,370

TOTAL INVESTMENTS–105.51% (Cost $76,129,183)	79,539,257
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.51%)	(4,152,856)

NET ASSETS APPLICABLE TO 4,992,328 SHARES OUTSTANDING–100.00%	$75,386,401

LVIP BlackRock Scientific Allocation Fund–23

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP BLACKROCK SCIENTIFIC ALLOCATION FUND STANDARD CLASS ($58,467,472 / 3,892,869 Shares)	$15.019
NET ASSET VALUE PER SHARE–LVIP BLACKROCK SCIENTIFIC ALLOCATION FUND SERVICE CLASS ($16,918,929 / 1,099,459 Shares)	$15.388

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$55,716,807
Undistributed net investment income	801,355
Accumulated net realized gain on investments	15,450,032
Net unrealized appreciation of investments, foreign currencies and derivatives	3,418,207

TOTAL NET ASSETS	$75,386,401

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

«

Includes $69,778 cash collateral held at broker for futures contracts, $2,784 variation margin due from broker on futures contracts, $5,263,829 payable for securities purchased, $46,587 due to manager and affiliates, $24,363 expense reimbursement from Lincoln Investment Advisors Corporation, $43,260 other accrued expenses, and $630,774 payable for fund shares redeemed as of June 30, 2018.

◆

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	BRL	(282)	USD	73	7/2/18	$—	$—
BNYM	THB	62,911	USD	(1,899)	7/3/18	—	—
Total Foreign Currency Exchange Contracts						$—	$—

LVIP BlackRock Scientific Allocation Fund–24

LVIP BlackRock Scientific Allocation Fund

Statement of Net Assets (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
1 E-mini MSCI Emerging Markets Index	$53,165	$56,678	9/24/18	$—	$(3,513)
3 E-mini S&P 500 Index	408,240	413,101	9/22/18	—	(4,861)
3 Euro STOXX 50 Index	118,800	120,620	9/24/18	—	(1,820)
1 Yen Denominated Nikkei 225 Index	100,370	101,494	9/14/18	—	(1,124)

				—	(11,318)

Interest Rate Contracts:
(4) U.S. Treasury 2 yr Notes	(847,313)	(848,867)	10/1/18	1,554	—
(10) U.S. Treasury 5 yr Notes	(1,136,172)	(1,135,011)	9/28/18	—	(1,161)
1 U.S. Treasury 10 yr Notes	120,187	119,829	9/20/18	358	—
(2) U.S. Treasury 10 yr Ultra Notes	(256,469)	(256,838)	9/20/18	369	—
6 U.S. Treasury Long Bonds	870,000	871,615	9/20/18	—	(1,615)
9 U.S. Treasury Ultra Bonds	1,436,063	1,418,473	9/20/18	17,590	—
				19,871	(2,776)

Total Futures Contracts				$19,871	$(14,094)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

BRL–Brazil Real

BNYM–Bank of New York Mellon

BB–Barclays Bank

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

ICE–Intercontinental Exchange

IT–Information Technology

JPM–JPMorgan

LIBOR–London InterBank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

MSCI–Morgan Stanley Capital International

NVDR–Non-Voting Depositary Receipt

OJSC–Open Joint Stock Company

PJSC–Public Joint Stock Company

SDR–Swedish Depositary Receipt

S.F.–Single Family

S&P–Standard & Poor’s

TBA–To be announced

THB–Thai Baht

USD–United States Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–25

LVIP BlackRock Scientific Allocation Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$622,647
Interest	527,570
Foreign tax withheld	(44,062)

1,106,155

EXPENSES:
Management fees	297,476
Professional fees	38,739
Pricing fees	30,520
Custodian fees	29,511
Distribution fees-Service Class	19,680
Shareholder servicing fees	11,502
Reports and statements to shareholders	10,140
Accounting and administration expenses	9,688
Trustees’ fees and expenses	1,251
Consulting fees	902
Other	429

449,838
Less:
Management fees waived	(39,664)
Expenses reimbursed	(100,881)
Expenses paid indirectly	(70)

Total operating expenses	309,223

NET INVESTMENT INCOME	796,932

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	2,237,364
Foreign currencies	363
Foreign currency exchange contracts	(9,138)
Futures contracts	161,167

Net realized gain	2,389,756

Net change in unrealized appreciation (depreciation) of:
Investments**	(3,991,162)
Foreign currencies	5,083
Foreign currency exchange contracts	1
Futures contracts	(3,886)

Net change in unrealized appreciation (depreciation)	(3,989,964)

NET REALIZED AND UNREALIZED LOSS	(1,600,208)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(803,276)

*Includes $3,170 capital gains taxes paid.

**Includes decrease of $4,860 capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$796,932	$1,547,330
Net realized gain	2,389,756	16,408,134
Net change in unrealized appreciation (depreciation)	(3,989,964)	(5,419,676)

Net increase (decrease) in net assets resulting from operations	(803,276)	12,535,788

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,440,488)
Service Class	—	(270,983)
Net realized gain:
Standard Class	—	(3,640,299)
Service Class	—	(672,456)

	—	(6,024,226)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,010,559	6,469,385
Service Class	3,763,026	4,130,318
Reinvestment of dividends and distributions:
Standard Class	—	5,080,787
Service Class	—	943,439

	5,773,585	16,623,929

Cost of shares redeemed:
Standard Class	(13,178,695)	(29,849,421)
Service Class	(1,932,954)	(2,405,137)

	(15,111,649)	(32,254,558)

Decrease in net assets derived from capital share transactions	(9,338,064)	(15,630,629)

NET DECREASE IN NET ASSETS	(10,141,340)	(9,119,067)
NET ASSETS:
Beginning of period	85,527,741	94,646,808

End of period	$75,386,401	$85,527,741

Undistributed net investment income	$801,355	$4,423

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–26

LVIP BlackRock Scientific Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Scientific Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17[2]	12/31/16	Year Ended 12/31/15	12/31/14[3]	12/31/13

Net asset value, beginning of period	$15.182	$14.235	$14.606	$15.631	$15.878	$14.477

Income (loss) from investment operations:
Net investment income[4]	0.155	0.254	0.223	0.281	0.325	0.295
Net realized and unrealized gain (loss)	(0.318)	1.771	0.456	(0.468)	0.409	1.746

Total from investment operations	(0.163)	2.025	0.679	(0.187)	0.734	2.041

Less dividends and distributions from:
Net investment income	—	(0.327)	(0.275)	(0.336)	(0.325)	(0.290)
Net realized gain	—	(0.751)	(0.775)	(0.502)	(0.656)	(0.350)

Total dividends and distributions	—	(1.078)	(1.050)	(0.838)	(0.981)	(0.640)

Net asset value, end of period	$15.019	$15.182	$14.235	$14.606	$15.631	$15.878

Total return[5]	(1.08% )	14.33%	4.65%	(1.15% )	4.63%	14.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,467	$70,230	$82,784	$91,928	$102,477	$103,403
Ratio of expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.05%	0.98%	1.00%	0.94%	1.00%
Ratio of net investment income to average net assets	2.06%	1.68%	1.52%	1.79%	2.01%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.71%	1.36%	1.27%	1.52%	1.80%	1.65%
Portfolio turnover	170%	566%	148%	124%	117%	163%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–27

LVIP BlackRock Scientific Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock Scientific Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17[2]	12/31/16	Year Ended 12/31/15	12/31/14[3]	12/31/13

Net asset value, beginning of period	$15.575	$14.580	$14.938	$15.966	$16.198	$14.761

Income (loss) from investment operations:
Net investment income[4]	0.140	0.222	0.190	0.246	0.290	0.262
Net realized and unrealized gain (loss)	(0.327)	1.812	0.464	(0.476)	0.418	1.777

Total from investment operations	(0.187)	2.034	0.654	(0.230)	0.708	2.039

Less dividends and distributions from:
Net investment income	—	(0.288)	(0.237)	(0.296)	(0.284)	(0.252)
Net realized gain	—	(0.751)	(0.775)	(0.502)	(0.656)	(0.350)

Total dividends and distributions	—	(1.039)	(1.012)	(0.798)	(0.940)	(0.602)

Net asset value, end of period	$15.388	$15.575	$14.580	$14.938	$15.966	$16.198

Total return[5]	(1.20% )	14.04%	4.38%	(1.39% )	4.38%	13.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,919	$15,298	$11,863	$9,197	$7,534	$5,234
Ratio of expenses to average net assets	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.33%	1.30%	1.23%	1.25%	1.19%	1.25%
Ratio of net investment income to average net assets	1.81%	1.43%	1.27%	1.54%	1.76%	1.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46%	1.11%	1.02%	1.27%	1.55%	1.40%
Portfolio turnover	170%	566%	148%	124%	117%	163%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, BlackRock Investment Management LLC replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Scientific Allocation Fund–28

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Scientific Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to provide total return.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

LVIP BlackRock Scientific Allocation Fund–29

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included on “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate 0.75% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date with mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.73% of the Fund’s average daily net assets for the Standard Class and 0.98% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LVIP BlackRock Scientific Allocation Fund–30

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$2,335
Legal	465

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,392 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$24,363
Management fees payable to LIAC	41,116
Distribution fees payable to LFD	3,469
Shareholder servicing fees payable to Lincoln Life	1,834
Printing & mailing fees payable to Lincoln Life	168

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$26,143,682
Purchases of U.S. government securities	121,797,739
Sales other than U.S. government securities	30,577,207
Sales of U.S. government securities	131,083,043

LVIP BlackRock Scientific Allocation Fund–31

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$76,129,183

Aggregate unrealized appreciation of investments and derivatives	$5,788,387
Aggregate unrealized depreciation of investments and derivatives	(2,372,536)

Net unrealized appreciation and derivatives	$3,415,851

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP BlackRock Scientific Allocation Fund–32

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$284,472	$—	$—	$284,472
Auto Components	226,477	—	—	226,477
Banks	1,130,957	—	—	1,130,957
Beverages	106,393	—	—	106,393
Biotechnology	573,707	—	—	573,707
Building Products	170,261	—	—	170,261
Capital Markets	872,076	—	—	872,076
Chemicals	195,000	—	—	195,000
Commercial Services & Supplies	144,593	—	—	144,593
Communications Equipment	243,818	—	—	243,818
Consumer Finance	102,939	—	—	102,939
Diversified Consumer Services	36,607	—	—	36,607
Diversified Telecommunication Services	3,468	—	—	3,468
Electric Utilities	92,696	—	—	92,696
Electrical Equipment	103,259	—	—	103,259
Electronic Equipment, Instruments & Components	282,964	—	—	282,964
Energy Equipment & Services	30,911	—	—	30,911
Equity Real Estate Investment Trusts	738,640	—	—	738,640
Food & Staples Retailing	306,204	—	—	306,204
Food Products	529,677	—	—	529,677
Health Care Equipment & Supplies	739,417	—	—	739,417
Health Care Providers & Services	851,481	—	—	851,481
Hotels, Restaurants & Leisure	826,818	—	—	826,818
Household Durables	14,421	—	—	14,421
Industrial Conglomerates	149,092	—	—	149,092
Insurance	525,321	—	—	525,321
Internet & Direct Marketing Retail	485,172	—	—	485,172
Internet Software & Services	1,181,726	—	—	1,181,726
IT Services	1,227,571	—	—	1,227,571
Leisure Products	14,315	—	—	14,315
Life Sciences Tools & Services	348,557	—	—	348,557
Machinery	525,590	—	—	525,590
Media	120,883	—	—	120,883
Metals & Mining	28,462	—	—	28,462
Mortgage Real Estate Investment Trusts	3,358	—	—	3,358
Multiline Retail	335,561	—	—	335,561
Multi-Utilities	329,722	—	—	329,722
Oil, Gas & Consumable Fuels	834,558	—	—	834,558
Personal Products	213,687	—	—	213,687
Pharmaceuticals	966,388	—	—	966,388
Professional Services	154,164	—	—	154,164
Road & Rail	297,462	—	—	297,462
Semiconductors & Semiconductor Equipment	677,504	—	—	677,504
Software	1,248,373	—	—	1,248,373
Specialty Retail	175,013	—	—	175,013
Technology Hardware, Storage & Peripherals	926,452	—	—	926,452
Textiles, Apparel & Luxury Goods	134,152	—	—	134,152
Tobacco	52,400	—	—	52,400

LVIP BlackRock Scientific Allocation Fund–33

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
U.S. Markets (continued)
Trading Companies & Distributors	$8,750	$—	$—	$8,750
Wireless Telecommunication Services	8,911	—	—	8,911
Developed Markets
Aerospace & Defense	120,113	—	—	120,113
Air Freight & Logistics	4,390	—	—	4,390
Airlines	346,091	—	—	346,091
Auto Components	325,100	—	—	325,100
Automobiles	461,838	—	—	461,838
Banks	1,786,578	—	—	1,786,578
Beverages	450,513	—	—	450,513
Biotechnology	71,303	—	—	71,303
Building Products	68,423	—	—	68,423
Capital Markets	146,909	—	—	146,909
Chemicals	816,422	—	—	816,422
Commercial Services & Supplies	86,225	—	—	86,225
Communications Equipment	41,780	—	—	41,780
Construction & Engineering	322,950	—	—	322,950
Construction Materials	17,771	—	—	17,771
Consumer Finance	75,018	—	—	75,018
Containers & Packaging	19,771	—	—	19,771
Distributors	10,445	—	—	10,445
Diversified Financial Services	5,672	—	—	5,672
Diversified Telecommunication Services	559,729	—	—	559,729
Electric Utilities	80,935	—	—	80,935
Electrical Equipment	11,009	—	—	11,009
Electronic Equipment, Instruments & Components	108,763	—	—	108,763
Energy Equipment & Services	47,141	—	—	47,141
Equity Real Estate Investment Trusts	6,249	—	—	6,249
Food & Staples Retailing	213,395	—	—	213,395
Food Products	231,641	—	—	231,641
Gas Utilities	31,155	—	—	31,155
Health Care Equipment & Supplies	143,240	—	—	143,240
Health Care Providers & Services	43,516	—	—	43,516
Hotels, Restaurants & Leisure	300,940	—	—	300,940
Household Durables	105,019	—	—	105,019
Household Products	23,773	—	—	23,773
Industrial Conglomerates	79,995	—	—	79,995
Insurance	599,008	—	—	599,008
Internet & Direct Marketing Retail	11,355	—	—	11,355
Internet Software & Services	42,565	—	—	42,565
IT Services	332,514	—	—	332,514
Leisure Products	11,486	—	—	11,486
Life Sciences Tools & Services	20,277	—	—	20,277
Machinery	337,724	—	—	337,724
Media	69,436	—	—	69,436
Metals & Mining	366,927	—	—	366,927
Multi-Utilities	113,654	—	—	113,654
Oil, Gas & Consumable Fuels	1,153,803	—	—	1,153,803
Paper & Forest Products	347,774	—	—	347,774
Personal Products	77,074	—	—	77,074

LVIP BlackRock Scientific Allocation Fund–34

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Developed Markets (continued)
Pharmaceuticals	$675,082	$—	$—	$675,082
Professional Services	199,015	—	—	199,015
Real Estate Management & Development	314,999	—	—	314,999
Road & Rail	59,074	—	—	59,074
Semiconductors & Semiconductor Equipment	193,009	—	—	193,009
Software	184,913	—	—	184,913
Specialty Retail	23,196	—	—	23,196
Technology Hardware, Storage & Peripherals	6,394	—	—	6,394
Textiles, Apparel & Luxury Goods	342,477	—	—	342,477
Tobacco	490,767	—	—	490,767
Trading Companies & Distributors	33,938	—	—	33,938
Transportation Infrastructure	11,640	—	—	11,640
Water Utilities	9,529	—	—	9,529
Wireless Telecommunication Services	281,765	—	—	281,765
Emerging Markets
Air Freight & Logistics	2,111	—	—	2,111
Airlines	8,122	—	—	8,122
Auto Components	7,422	—	—	7,422
Automobiles	36,546	—	—	36,546
Banks	235,873	—	—	235,873
Beverages	34,444	—	—	34,444
Biotechnology	24,509	—	—	24,509
Capital Markets	33,226	—	—	33,226
Chemicals	46,661	—	—	46,661
Construction & Engineering	139,632	—	—	139,632
Construction Materials	58,935	—	—	58,935
Consumer Finance	5,721	—	—	5,721
Diversified Financial Services	36,257	—	—	36,257
Diversified Telecommunication Services	97,804	—	—	97,804
Electric Utilities	66,097	—	—	66,097
Electrical Equipment	20,264	—	—	20,264
Electronic Equipment, Instruments & Components	101,012	—	—	101,012
Food & Staples Retailing	15,724	—	—	15,724
Food Products	192,473	—	—	192,473
Health Care Equipment & Supplies	2,404	—	—	2,404
Health Care Providers & Services	37,537	—	—	37,537
Hotels, Restaurants & Leisure	2,067	—	—	2,067
Household Durables	7,298	—	—	7,298
Household Products	20,761	—	—	20,761
Independent Power & Renewable Electricity Producers	45,707	2,433	—	48,140
Industrial Conglomerates	45,274	—	—	45,274
Insurance	22,231	—	—	22,231
Internet Software & Services	472,305	—	—	472,305
IT Services	96,630	—	—	96,630
Life Sciences Tools & Services	5,532	—	—	5,532
Machinery	18,585	—	—	18,585
Marine	45,331	—	—	45,331
Media	11,687	—	—	11,687
Metals & Mining	211,547	—	—	211,547
Multiline Retail	6,579	—	—	6,579

LVIP BlackRock Scientific Allocation Fund–35

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Emerging Markets (continued)
Oil, Gas & Consumable Fuels	$679,728	$—	$—	$679,728
Paper & Forest Products	4,413	—	—	4,413
Pharmaceuticals	20,754	—	—	20,754
Professional Services	3,808	—	—	3,808
Real Estate Management & Development	67,843	—	—	67,843
Semiconductors & Semiconductor Equipment	75,021	—	—	75,021
Specialty Retail	8,239	—	—	8,239
Technology Hardware, Storage & Peripherals	61,065	—	—	61,065
Textiles, Apparel & Luxury Goods	37,157	—	—	37,157
Thrift & Mortgage Finance	81,432	—	—	81,432
Tobacco	6,888	—	—	6,888
Transportation Infrastructure	19,629	—	—	19,629
Wireless Telecommunication Services	150,882	—	—	150,882
Preferred Stock	171,003	—	—	171,003
Agency Collateralized Mortgage Obligations	—	2,419,388	—	2,419,388
Agency Commercial Mortgage-Backed Securities	—	697,813	—	697,813
Agency Mortgage-Backed Securities	—	11,299,733	51,957	11,351,690
Agency Obligation	—	69,647	—	69,647
Corporate Bonds	—	18,672,140	—	18,672,140
Municipal Bonds	—	215,766	—	215,766
Non-Agency Asset-Backed Securities	—	5,712,685	—	5,712,685
Non-Agency Commercial Mortgage-Backed Securities	—	343,517	—	343,517
Sovereign Bonds	—	248,181	—	248,181
U.S. Treasury Obligations	—	2,635,519	—	2,635,519
Rights	—	4,331	—	4,331
Money Market Fund	510,370	—	—	510,370

Total Investments	$37,166,147	$42,321,153	$51,957	$79,539,257

Derivatives:

Assets:
Futures Contracts	$19,871	$—	$—	$19,871

Liabilities:
Futures Contracts	$(14,094)	$—	$—	$(14,094)

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock Scientific Allocation Fund–36

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	132,542	428,943
Service Class	241,711	263,669
Shares reinvested:
Standard Class	—	333,491
Service Class	—	60,437

	374,253	1,086,540

Shares redeemed:
Standard Class	(865,398)	(1,952,396)
Service Class	(124,445)	(155,547)

	(989,843)	(2,107,943)

Net Decrease	(615,590)	(1,021,403)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date, to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

LVIP BlackRock Scientific Allocation Fund–37

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(11,318)
Futures contracts (Interest Rate contracts)	Liabilities net of receivables and other assets	19,871	Liabilities net of receivables and other assets	(2,776)

Total		$19,871		$(14,094)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(9,138)	$1
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	10,952	(11,230)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	150,215	7,344

Total		$152,029	$(3,885)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Forward foreign currency contracts (average cost)	$39,263	$46,583
Futures contracts (average notional value)	2,901,679	4,204,220

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to the offsetting provisions.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP BlackRock Scientific Allocation Fund–38

LVIP BlackRock Scientific Allocation Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC and/or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely effected by changes in interest rates and shifts in market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock Scientific Allocation Fund–39

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,006.30	0.32%	$1.59
Service Class Shares	1,000.00	1,004.60	0.67%	3.33

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.21	0.32%	$1.61
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Investment Companies	100.46%
Equity Funds	70.73%
Fixed Income Funds	27.09%
Money Market Fund	2.64%
Total Value of Securities	100.46%
Liabilities Net of Receivables and Other Assets	(0.46%	)
Total Net Assets	100.00%

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.46%
Equity Funds–70.73%
iShares Core S&P 500 ETF	328,896	$89,805,053
iShares Core S&P Mid-Cap ETF	111,496	21,717,191
iShares Edge MSCI Min Vol USA ETF	1,454,475	77,319,891
iShares Russell 2000 ETF	173,280	28,378,066

		217,220,201

Fixed Income Funds–27.09%
iShares Core U.S. Aggregate Bond ETF	394,240	41,915,597
iShares MBS ETF	137,426	14,317,041
iShares U.S. Credit Bond ETF	117,840	12,624,199
iShares U.S. Treasury Bond ETF	582,050	14,332,981

		83,189,818

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–2.64%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	8,096,422	$8,096,422

		8,096,422

Total Investment Companies (Cost $281,749,369)		308,506,441

TOTAL VALUE OF SECURITIES–100.46% (Cost $281,749,369)	308,506,441
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.46%)	(1,411,195)

NET ASSETS APPLICABLE TO 26,086,372 SHARES OUTSTANDING–100.00%	$307,095,246

NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($4,727,424 / 400,858 Shares)	$11.793

NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($302,367,822 / 25,685,514 Shares)	$11.772

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$281,813,850
Undistributed net investment income	1,799,046
Accumulated net realized loss on investments	(3,302,766)
Net unrealized appreciation of investments and derivatives	26,785,116

TOTAL NET ASSETS	$307,095,246

«

Includes $42,160 cash collateral held at broker for futures contracts, $1,453 variation margin due to broker on futures contracts, $56,676 payable for fund shares redeemed, $2,179,069 payable for investments purchased, $154,895 due to manager and affiliates and $20,052 other accrued expenses payable as of June 30, 2018.

The following futures contract was outstanding at June 30, 2018:1

Futures Contract

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
62	U.S. Treasury 5 yr Notes	$7,044,265	$7,016,221	9/28/18	$28,044

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MBS–Mortgage-Backed Security

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–4

LVIP BlackRock U.S. Growth ETF Allocation

Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$2,646,343

EXPENSES:
Distribution fees-Service Class	483,381
Management fees	350,522
Shareholder servicing fees	40,660
Accounting and administration expenses	24,316
Professional fees	16,914
Reports and statements to shareholders	6,063
Trustees’ fees and expenses	3,980
Custodian fees	2,293
Consulting fees	1,923
Pricing fees	35
Other	782

930,869
Less:
Expenses paid indirectly	(14)

Total operating expenses	930,855

NET INVESTMENT INCOME	1,715,488

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(407,204)
Futures contracts	(2,589,126)

Net realized loss	(2,996,330)

Net change in unrealized appreciation (depreciation) of:
Investments	2,502,381
Futures contracts	38,086

Net change in unrealized appreciation (depreciation)	2,540,467

NET REALIZED AND UNREALIZED LOSS	(455,863)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,259,625

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation

Managed Risk Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,715,488	$2,664,367
Net realized loss	(2,996,330)	(77,173)
Net change in unrealized appreciation (depreciation)	2,540,467	22,603,250

Net increase in net assets resulting from operations	1,259,625	25,190,444

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(48,270)
Service Class	—	(2,532,539)
Net realized gain:
Standard Class	—	(57)
Service Class	—	(4,399)

	—	(2,585,265)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,088,037	2,122,387
Service Class	53,994,647	141,451,943
Reinvestment of dividends and distributions:
Standard Class	—	48,327
Service Class	—	2,536,938

	55,082,684	146,159,595

Cost of shares redeemed:
Standard Class	(166,766)	(106,341)
Service Class	(11,695,440)	(34,773,446)

	(11,862,206)	(34,879,787)

Increase in net assets derived from capital share transactions	43,220,478	111,279,808

NET INCREASE IN NET ASSETS	44,480,103	133,884,987
NET ASSETS:
Beginning of Period	262,615,143	128,730,156

End of Period	$307,095,246	$262,615,143

Undistributed net investment income	$1,799,046	$83,558

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended 12/31/17	5/2/16[2] to 12/31/16

Net asset value, beginning of period	$11.719	$10.463	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.091	0.184	0.174
Net realized and unrealized gain (loss)	(0.017)	1.228	0.378

Total from investment operations	0.074	1.412	0.552

Less dividends and distributions from:
Net investment income	—	(0.156)	(0.089)
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.156)	(0.089)

Net asset value, end of period	$11.793	$11.719	$10.463

Total return[5]	0.63%	13.49%	5.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,727	$3,784	$1,444
Ratio of expenses to average net assets[6]	0.32%	0.32%	0.34%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.32%	0.32%	0.38%
Ratio of net investment income to average net assets[7]	1.57%	1.64%	2.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed[7]	1.57%	1.64%	2.48%
Portfolio turnover	3%	3%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	For the year ended December 31, 2017, net realized gain distributions of $57 were made by the Fund’s Standard Class, which calculated to a de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended 12/31/17	5/2/16[2] to 12/31/16

Net asset value, beginning of period	$11.718	$10.464	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.071	0.144	0.150
Net realized and unrealized gain (loss)	(0.017)	1.226	0.377

Total from investment operations	0.054	1.370	0.527

Less dividends and distributions from:
Net investment income	—	(0.116)	(0.063)
Net realized gain	—	— [4]	—

Total dividends and distributions	—	(0.116)	(0.063)

Net asset value, end of period	$11.772	$11.718	$10.464

Total return[5]	0.46%	13.10%	5.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$302,368	$258,831	$127,286
Ratio of expenses to average net assets[6]	0.67%	0.67%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.67%	0.67%	0.73%
Ratio of net investment income to average net assets[7]	1.22%	1.29%	2.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed[7]	1.22%	1.29%	2.13%
Portfolio turnover	3%	3%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	For the year ended December 31, 2017, net realized gain distributions of $4,399 were made by the Fund’s Service Class, which calculated to a de minimus amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2016–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.37% of the average daily net assets for the Standard Class and 0.72% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.

Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$7,697
Legal	1,533

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,559 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$62,254
Distribution fees payable to LFD	85,822
Shareholder servicing fees payable to Lincoln Life	7,222
Prepaid printing and mailing fees to Lincoln Life	403

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$52,136,350
Sales	7,716,801

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$281,749,369

Aggregate unrealized appreciation of investments and derivatives	$28,850,118
Aggregate unrealized depreciation of investments and derivatives	(2,065,002)

Net unrealized appreciation of investments and derivatives	$26,785,116

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$308,506,441

Derivatives:

Assets:
Futures Contracts	$28,044

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–10

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	92,166	190,221
Service Class	4,596,744	12,850,398
Shares reinvested:
Standard Class	—	4,114
Service Class	—	215,979

	4,688,910	13,260,712

Shares redeemed:
Standard Class	(14,194)	(9,502)
Service Class	(999,505)	(3,142,608)

	(1,013,699)	(3,152,110)

Net increase	3,675,211	10,108,602

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$28,044	Liabilities net of receivables and other assets	$—

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–11

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(407,014)	$38,086
Futures contracts (Equity risk)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,182,113)	—

Total		$(2,589,126)	$38,086

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$13,566,359	$4,978,824

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–12

LVIP Blended Core Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Blended Core Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Core Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,003.30	0.00%	$—
Service Class Shares	1,000.00	1,001.60	0.35%	1.74

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.79	0.00%	$—
Service Class Shares	1,000.00	1,023.06	0.35%	1.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Blended Core Equity Managed Volatility Fund–1

LVIP Blended Core Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.11%
Investment Companies	95.11%
Equity Funds	95.11%
Unaffiliated Investment	4.71%
Investment Company	4.71%
Money Market Fund	4.71%
Total Value of Securities	99.82%
Receivables and Other Assets Net of Liabilities	0.18%
Total Net Assets	100.00%

LVIP Blended Core Equity Managed Volatility Fund–2

LVIP Blended Core Equity Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–95.11%
INVESTMENT COMPANIES–95.11%
Equity Funds–95.11%
*ClearBridge® – Variable Appreciation Portfolio	3,955,960	$166,269,003
T. Rowe Price Capital Opportunity Fund (Investor Class)	4,124,547	111,074,056

Total Affiliated Investments (Cost $228,414,273)		277,343,059

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.71%
INVESTMENT COMPANY–4.71%
Money Market Fund–4.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	13,723,478	$13,723,478

Total Unaffiliated Investment (Cost $13,723,478)		13,723,478

TOTAL VALUE OF SECURITIES–99.82% (Cost $242,137,751)	291,066,537
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	539,353

NET ASSETS APPLICABLE TO 22,854,808 SHARES OUTSTANDING–100.00%	$291,605,890

*	Series I shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
88 E-mini S&P 500 Index	$11,975,040	$12,222,051	9/22/18	$(247,011)
6 E-mini S&P MidCap 400 Index	1,173,660	1,191,212	9/24/18	(17,552)

Total Futures Contracts				$(264,563)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–3

LVIP Blended Core Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$277,343,059
Unaffiliated investment, at value	13,723,478
Cash collateral held at broker for futures contracts	537,800
Receivable for fund shares sold	148,753
Receivable for investments sold	130,898
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	19,115
Dividends receivable	18,533
Variation margin due from broker on futures contracts	10,440

TOTAL ASSETS	291,932,076

LIABILITIES:
Payable for fund shares redeemed	155,335
Due to manager and affiliates	92,826
Due to custodian	61,842
Other accrued expenses	16,183

TOTAL LIABILITIES	326,186

TOTAL NET ASSETS	$291,605,890

Affiliated investments, at cost	$228,414,273
Unaffiliated investment, at cost	13,723,478

Standard Class:
Net Assets	$84,951
Shares Outstanding	6,644
Net Asset Value Per Share	$12.786

Service Class:
Net Assets	$291,520,939
Shares Outstanding	22,848,164
Net Asset Value Per Share	$12.759

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$237,239,051
Accumulated net investment loss	(342,433)
Accumulated net realized gain on investments	6,045,049
Net unrealized appreciation of investments and derivatives	48,664,223

TOTAL NET ASSETS	$291,605,890

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–4

LVIP Blended Core Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$91,500
Dividends from affiliated investments	69,563

161,063

EXPENSES:
Management fees	923,159
Distribution fees-Service Class	504,700
Shareholder servicing fees	41,831
Accounting and administration expenses	24,795
Professional fees	16,700
Reports and statements to shareholders	13,334
Trustees’ fees and expenses	4,211
Consulting fees	1,934
Custodian fees	1,551
Pricing fees	34
Other	986

1,533,235
Less:
Management fees waived	(923,159)
Expenses reimbursed	(105,371)
Expenses paid indirectly	(5)

Total operating expenses	504,700

NET INVESTMENT LOSS	(343,637)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investments	1,283,060
Sale of affiliated investments	97,463
Futures contracts	(3,968,238)

Net realized loss	(2,587,715)

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	3,863,206
Futures contracts	(428,883)

Net change in unrealized appreciation (depreciation)	3,434,323

NET REALIZED AND UNREALIZED GAIN	846,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$502,971

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(343,637)	$2,117,445
Net realized gain (loss)	(2,587,715)	14,073,618
Net change in unrealized appreciation (depreciation)	3,434,323	32,971,741

Net increase in net assets resulting from operations	502,971	49,162,804

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,285)
Service Class	—	(2,956,462)

	—	(2,957,747)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	654	76
Service Class	20,788,465	38,879,991
Reinvestment of dividends and distributions:
Standard Class	—	1,285
Service Class	—	2,956,462

	20,789,119	41,837,814

Cost of shares redeemed:
Standard Class	(12,020)	(7,665)
Service Class	(16,650,102)	(33,182,877)

	(16,662,122)	(33,190,542)

Increase in net assets derived from capital share transactions	4,126,997	8,647,272

NET INCREASE IN NET ASSETS	4,629,968	54,852,329
NET ASSETS:
Beginning of period	286,975,922	232,123,593

End of period	$291,605,890	$286,975,922

Undistributed (Accumulated) net investment income (loss)	$(342,433)	$1,204

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–5

LVIP Blended Core Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16[2]	12/31/15	1/2/14[3] to 12/31/14

Net asset value, beginning of period	$12.744		$10.672	$9.913	$10.501	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.007		0.136	0.154	0.139	0.258
Net realized and unrealized gain (loss)	0.035		2.110	0.741	(0.550)	0.375

Total from investment operations	0.042		2.246	0.895	(0.411)	0.633

Less dividends and distributions from:
Net investment income	—		(0.174)	(0.136)	(0.120)	(0.132)
Net realized gain	—		—	—	(0.057)	—

Total dividends and distributions	—		(0.174)	(0.136)	(0.177)	(0.132)

Net asset value, end of period	$12.786		$12.744	$10.672	$9.913	$10.501

Total return[5]	0.33%		21.04%	9.03%	(3.90% )	6.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85		$96	$86	$83	$76
Ratio of expenses to average net assets[6]	0.00%		0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.71%		0.70%	0.71%	0.74%	0.88%
Ratio of net investment income to average net assets	0.11%[7]		1.15%	1.50%	1.35%	2.55%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.60%	)[7]	0.45%	0.79%	0.61%	1.67%
Portfolio turnover	5%		9%	35%	10%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–6

LVIP Blended Core Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16[2]	12/31/15	1/2/14[3] to 12/31/14

Net asset value, beginning of period	$12.739		$10.672	$9.914	$10.502	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.015)		0.094	0.119	0.103	0.229
Net realized and unrealized gain (loss)	0.035		2.106	0.739	(0.550)	0.368

Total from investment operations	0.020		2.200	0.858	(0.447)	0.597

Less dividends and distributions from:
Net investment income	—		(0.133)	(0.100)	(0.084)	(0.095)
Net realized gain	—		—	—	(0.057)	—

Total dividends and distributions	—		(0.133)	(0.100)	(0.141)	(0.095)

Net asset value, end of period	$12.759		$12.739	$10.672	$9.914	$10.502

Total return[5]	0.16%		20.61%	8.65%	(4.24% )	5.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$291,521		$286,880	$232,038	$130,907	$64,617
Ratio of expenses to average net assets[6]	0.35%		0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed [6]	1.06%		1.05%	1.06%	1.09%	1.23%
Ratio of net investment income (loss) to average net assets	(0.24%	)[7]	0.80%	1.15%	1.00%	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.95%	)[7]	0.10%	0.44%	0.26%	1.32%
Portfolio turnover	5%		9%	35%	10%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Core Equity Managed Volatility Fund–7

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Core Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies (collectively, the “Underlying Funds”), which, in turn, invest at least 80% of their assets in equity securities. The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

LVIP Blended Core Equity Managed Volatility Fund–8

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.64% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive its advisory fee. The waiver amount is 0.64% of the average daily net asset of the Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.00% of the average daily net assets for the Standard Class and 0.35% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, fees for these administrative and legal services were as follows:

Administrative	$8,086
Legal	1,611

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,558 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$19,115
Distribution fees payable to LFD	85,047
Shareholder servicing fees payable to Lincoln Life	7,049
Printing & mailing fees payable to Lincoln Life	730

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Blended Core Equity Managed Volatility Fund–9

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–95.11%@
Equity Funds–95.11%@
*ClearBridge - Variable Appreciation Portfolio	$163,469,930	$9,514,629	$6,977,932	$4,148	$258,228	$166,269,003	3,955,960	$69,563	$1,283,060
T. Rowe Price Capital Opportunity Fund (Investor Class)	109,108,506	5,371,577	7,104,320	93,315	3,604,978	111,074,056	4,124,547	—	—

Total	$272,578,436	$14,886,206	$14,082,252	$97,463	$3,863,206	$277,343,059		$69,563	$1,283,060

@As a percentage of Net Assets as of June 30, 2018.

*Series I Shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,886,206
Sales	14,082,252

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$242,137,751

Aggregate unrealized appreciation of investments and derivatives	$48,928,786
Aggregate unrealized depreciation of investments and derivatives	(264,563)

Net unrealized appreciation of investments and derivatives	$48,664,223

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Blended Core Equity Managed Volatility Fund–10

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$277,343,059
Unaffiliated Investment Company	13,723,478

Total Investments	$291,066,537

Derivatives:
Liabilities:
Futures Contracts	$(264,563)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	53	7
Service Class	1,618,149	3,384,439
Shares reinvested:
Standard Class	—	100
Service Class	—	231,127

	1,618,202	3,615,673

Shares redeemed:
Standard Class	(912)	(632)
Service Class	(1,290,508)	(2,838,182)

	(1,291,420)	(2,838,814)

Net increase	326,782	776,859

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

LVIP Blended Core Equity Managed Volatility Fund–11

LVIP Blended Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from the broker on futures contracts	$—	Variation margin due from the broker on futures contracts	$(264,563)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,968,238)	$(428,883)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,179,088	$38,304,273

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Blended Core Equity Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Blended Large Cap Growth Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Large Cap Growth Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,014.00	0.71%	$3.55
Service Class Shares	1,000.00	1,012.80	0.96%	4.79

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.27	0.71%	$3.56
Service Class Shares	1,000.00	1,020.03	0.96%	4.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	93.56%
Aerospace & Defense	3.83%
Air Freight & Logistics	0.22%
Airlines	0.60%
Auto Components	0.03%
Automobiles	0.64%
Banks	2.50%
Beverages	1.35%
Biotechnology	4.04%
Building Products	0.09%
Capital Markets	1.46%
Chemicals	1.38%
Commercial Services & Supplies	0.26%
Communications Equipment	0.80%
Construction Materials	0.05%
Consumer Finance	0.41%
Containers & Packaging	0.61%
Diversified Consumer Services	0.35%
Diversified Financial Services	0.15%
Diversified Telecommunication Services	1.00%
Electric Utilities	1.13%
Electrical Equipment	0.79%
Electronic Equipment, Instruments & Components	0.90%
Energy Equipment & Services	0.87%
Equity Real Estate Investment Trusts	2.26%
Food & Staples Retailing	0.92%
Food Products	0.64%
Health Care Equipment & Supplies	3.05%
Health Care Providers & Services	2.93%
Hotels, Restaurants & Leisure	1.53%
Household Durables	0.87%
Independent Power & Renewable Electricity Producers	0.31%
Industrial Conglomerates	0.48%
Insurance	2.43%
Internet & Direct Marketing Retail	5.61%
Internet Software & Services	8.05%
IT Services	4.54%
Life Sciences Tools & Services	0.52%
Machinery	1.54%
Media	2.88%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.17%
Multiline Retail	0.34%
Multi-Utilities	0.41%
Oil, Gas & Consumable Fuels	3.09%
Personal Products	1.51%
Pharmaceuticals	3.64%
Professional Services	0.55%
Real Estate Management & Development	0.24%
Road & Rail	1.52%
Semiconductors & Semiconductor Equipment	3.60%
Software	7.66%
Specialty Retail	1.88%
Technology Hardware, Storage & Peripherals	5.21%
Textiles, Apparel & Luxury Goods	0.64%
Tobacco	1.03%
Trading Companies & Distributors	0.05%
Exchange-Traded Fund	0.66%
Money Market Fund	5.84%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	4.87%
Amazon.com	4.30%
Alphabet Class A & Class C	4.08%
Microsoft	3.39%
Facebook Class A	2.92%
Boeing	1.89%
Bank of America	1.80%
UnitedHealth Group	1.46%
Visa Class A	1.38%
Comcast Class A	1.06%
Total	27.15%

IT–Information Technology

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.56%
Aerospace & Defense–3.83%
Boeing	53,954	$18,102,107
Harris	22,914	3,311,990
Huntington Ingalls Industries	7,342	1,591,672
Lockheed Martin	29,427	8,693,619
Northrop Grumman	16,596	5,106,589

		36,805,977

Air Freight & Logistics–0.22%
Expeditors International of Washington	11,324	827,784
FedEx	5,521	1,253,598

		2,081,382

Airlines–0.60%
Copa Holdings Class A	11,352	1,074,126
Delta Air Lines	48,513	2,403,334
Southwest Airlines	45,346	2,307,204

		5,784,664

Auto Components–0.03%
Delphi Technologies	5,760	261,850

		261,850

Automobiles–0.64%
General Motors Class C	83,399	3,285,921
Thor Industries	29,441	2,867,259

		6,153,180

Banks–2.50%
Bank of America	614,180	17,313,734
KeyCorp	147,038	2,873,123
PacWest Bancorp	6,073	300,128
†SVB Financial Group	3,829	1,105,662
Zions Bancorporation	45,508	2,397,817

		23,990,464

Beverages–1.35%
Coca-Cola	93,163	4,086,129
Constellation Brands Class A	25,171	5,509,177
Molson Coors Brewing Class B	8,690	591,268
†Monster Beverage	43,246	2,477,996
PepsiCo	3,034	330,312

		12,994,882

Biotechnology–4.04%
AbbVie	92,596	8,579,019
†Alexion Pharmaceuticals	19,047	2,364,685
†Alnylam Pharmaceuticals	4,791	471,866
Amgen	23,463	4,331,035
†Biogen	20,679	6,001,873
†BioMarin Pharmaceutical	3,958	372,844
†Celgene	24,207	1,922,520
†Exelixis	7,442	160,152
Gilead Sciences	33,583	2,379,020

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Incyte	29,117	$1,950,839
†Regeneron Pharmaceuticals	7,086	2,444,599
†Vertex Pharmaceuticals	45,750	7,775,670

		38,754,122

Building Products–0.09%
Fortune Brands Home & Security	11,985	643,475
Masco	6,055	226,578

		870,053

Capital Markets–1.46%
Cboe Global Markets	3,383	352,069
Interactive Brokers Group	2,665	171,653
LPL Financial Holdings	5,260	344,740
Northern Trust	31,361	3,226,733
Raymond James Financial	39,677	3,545,140
S&P Global	11,555	2,355,949
TD Ameritrade Holding	72,703	3,981,943

		13,978,227

Chemicals–1.38%
Celanese Class A	21,581	2,396,786
DowDuPont	62,527	4,121,780
FMC	12,710	1,133,859
Huntsman	41,993	1,226,196
LyondellBasell Industries Class A	13,948	1,532,188
PPG Industries	14,240	1,477,115
Praxair	8,572	1,355,662

		13,243,586

Commercial Services & Supplies–0.26%
KAR Auction Services	44,808	2,455,478

		2,455,478

Communications Equipment–0.80%
†Arista Networks	8,278	2,131,502
†F5 Networks	9,484	1,635,516
†Palo Alto Networks	19,230	3,951,188

		7,718,206

Construction Materials–0.05%
Martin Marietta Materials	677	151,194
Vulcan Materials	2,333	301,097

		452,291

Consumer Finance–0.41%
American Express	22,058	2,161,684
Capital One Financial	17,303	1,590,146
Synchrony Financial	5,350	178,583

		3,930,413

Containers & Packaging–0.61%
Ball	34,940	1,242,117
†Berry Global Group	42,839	1,968,024

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
†Crown Holdings	22,558	$1,009,696
International Paper	28,652	1,492,196
WestRock	1,825	104,061

		5,816,094

Diversified Consumer Services–0.35%
†Bright Horizons Family Solutions	23,657	2,425,316
†Grand Canyon Education	3,695	412,399
H&R Block	21,454	488,722

		3,326,437

Diversified Financial Services–0.15%
†AXA Equitable Holdings	43,200	890,352
Jefferies Financial Group	11,848	269,424
Voya Financial	4,892	229,924

		1,389,700

Diversified Telecommunication Services–1.00%
Verizon Communications	153,930	7,744,218
†Zayo Group Holdings	49,903	1,820,461

		9,564,679

Electric Utilities–1.13%
Edison International	72,639	4,595,870
Exelon	61,547	2,621,902
NextEra Energy	21,623	3,611,690

		10,829,462

Electrical Equipment–0.79%
Acuity Brands	16,803	1,946,964
AMETEK	59,591	4,300,087
Eaton	18,035	1,347,936

		7,594,987

Electronic Equipment, Instruments & Components–0.90%
CDW	24,207	1,955,684
†Flex	232,065	3,274,437
†IPG Photonics	2,241	494,432
National Instruments	48,068	2,017,895
†Zebra Technologies	6,449	923,819

		8,666,267

Energy Equipment & Services–0.87%
Baker Hughes	46,621	1,539,892
Halliburton	150,491	6,781,124

		8,321,016

Equity Real Estate Investment Trusts–2.26%
Alexandria Real Estate Equities	19,035	2,401,646
American Tower	32,265	4,651,645
Equinix	2,841	1,221,317
Forest City Realty Trust Class A	15,496	353,464
Gaming and Leisure Properties	35,025	1,253,895
Host Hotels & Resorts	148,833	3,135,911

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Invitation Homes	67,419	$1,554,682
Lamar Advertising	7,100	485,001
Public Storage	8,840	2,005,442
Simon Property Group	27,433	4,668,822

		21,731,825

Food & Staples Retailing–0.92%
Costco Wholesale	12,283	2,566,901
†Sprouts Farmers Market	17,607	388,586
Sysco	41,077	2,805,148
†U.S. Foods Holding	82,234	3,110,090

		8,870,725

Food Products–0.64%
Archer-Daniels-Midland	25,121	1,151,295
Conagra Brands	74,550	2,663,671
Hormel Foods	23,516	875,030
Lamb Weston Holdings	5,512	377,627
McCormick & Co.	9,562	1,110,053

		6,177,676

Health Care Equipment & Supplies–3.05%
Abbott Laboratories	55,338	3,375,065
†ABIOMED	2,404	983,356
Baxter International	24,318	1,795,641
†Boston Scientific	292,457	9,563,344
Danaher	26,971	2,661,498
Hill-Rom Holdings	3,032	264,815
†IDEXX Laboratories	18,651	4,064,799
†Intuitive Surgical	1,081	517,237
Medtronic	68,743	5,885,088
West Pharmaceutical Services	1,541	153,006

		29,263,849

Health Care Providers & Services–2.93%
Cardinal Health	29,796	1,454,939
†Express Scripts Holding	9,003	695,122
HCA Healthcare	39,674	4,070,552
Humana	6,812	2,027,456
McKesson	15,139	2,019,543
UnitedHealth Group	57,087	14,005,725
†WellCare Health Plans	15,807	3,892,316

		28,165,653

Hotels, Restaurants & Leisure–1.53%
Darden Restaurants	25,783	2,760,328
Hilton Worldwide Holdings	22,418	1,774,609
Marriott International Class A	36,322	4,598,365
McDonald’s	20,437	3,202,274
MGM Resorts International	34,214	993,232
Yum Brands	17,455	1,365,330

		14,694,138

LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–0.87%
DR Horton	76,011	$3,116,451
Lennar Class A	33,530	1,760,325
PulteGroup	122,255	3,514,831

		8,391,607

Independent Power & Renewable Electricity Producers–0.31%
NRG Energy	96,734	2,969,734

		2,969,734

Industrial Conglomerates–0.48%
3M	11,070	2,177,690
General Electric	176,078	2,396,422

		4,574,112

Insurance–2.43%
Allstate	32,794	2,993,108
American International Group	74,591	3,954,815
†Arch Capital Group	60,629	1,604,243
†Athene Holding Class A	38,881	1,704,543
Hartford Financial Services Group	26,733	1,366,858
Marsh & McLennan	38,433	3,150,353
MetLife	47,162	2,056,263
Progressive	77,157	4,563,837
Prudential Financial	15,638	1,462,309
White Mountains Insurance Group	490	444,239

		23,300,568

Internet & Direct Marketing Retail–5.61%
†Amazon.com	24,273	41,259,245
†Booking Holdings	1,772	3,592,003
Expedia Group	3,353	402,997
†Netflix	22,014	8,616,940

		53,871,185

Internet Software & Services–8.05%
†Alphabet Class A	24,201	27,327,527
†Alphabet Class C	10,584	11,808,040
†eBay	141,545	5,132,422
†Facebook Class A	144,358	28,051,647
†GoDaddy Class A	23,000	1,623,800
LogMeIn	16,808	1,735,426
†Spotify Technology	3,542	595,906
†Twilio Class A	6,924	387,882
†Twitter	14,808	646,665

		77,309,315

IT Services–4.54%
Accenture Class A	5,279	863,592
Alliance Data Systems	8,898	2,075,014
†Black Knight	69,526	3,723,117
DXC Technology	28,901	2,329,710
†FleetCor Technologies	12,741	2,683,892
Global Payments	33,330	3,715,962
International Business Machines	43,064	6,016,041

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Mastercard Class A	9,513	$1,869,495
Paychex	26,217	1,791,932
†PayPal Holdings	56,371	4,694,013
Total System Services	6,750	570,510
Visa Class A	99,976	13,241,821

		43,575,099

Life Sciences Tools & Services–0.52%
†Illumina	3,490	974,722
Thermo Fisher Scientific	19,476	4,034,259

		5,008,981

Machinery–1.54%
Allison Transmission Holdings	56,625	2,292,746
Caterpillar	31,218	4,235,346
Deere & Co.	7,990	1,117,002
Fortive	15,875	1,224,121
Illinois Tool Works	8,909	1,234,253
Ingersoll-Rand	6,753	605,947
Pentair	18,407	774,567
Toro	55,315	3,332,729

		14,816,711

Media–2.88%
†Charter Communications Class A	9,106	2,669,970
Comcast Class A	311,524	10,221,102
Interpublic Group	146,208	3,427,116
†Liberty Media-Liberty Formula One Class C	22,584	838,544
Twenty-First Century Fox Class A	28,504	1,416,364
Viacom Class B	29,703	895,842
Walt Disney	77,691	8,142,794

		27,611,732

Metals & Mining–0.17%
†Alcoa	3,034	142,234
ArcelorMittal (New York Shares)	14,017	403,409
Freeport-McMoRan	24,945	430,551
Nucor	2,342	146,375
Southern Copper	5,399	253,051
Steel Dynamics	4,827	221,801

		1,597,421

Multiline Retail–0.34%
†Dollar Tree	37,852	3,217,420

		3,217,420

Multi-Utilities–0.41%
Sempra Energy	33,773	3,921,383

		3,921,383

Oil, Gas & Consumable Fuels–3.09%
Anadarko Petroleum	7,919	580,067
Andeavor	12,507	1,640,668

LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
BP ADR	35,133	$1,604,173
Chevron	56,570	7,152,145
†CNX Resources	52,299	929,876
†Concho Resources	7,452	1,030,984
†Continental Resources	25,202	1,632,082
Encana	33,525	437,501
EOG Resources	12,607	1,568,689
Exxon Mobil	50,492	4,177,203
HollyFrontier	18,502	1,266,092
Marathon Petroleum	33,530	2,352,465
†Newfield Exploration	8,563	259,031
Noble Energy	10,662	376,155
ONEOK	16,909	1,180,755
Phillips 66	9,075	1,019,213
Pioneer Natural Resources	4,040	764,530
TransCanada	38,452	1,661,126

		29,632,755

Personal Products–1.51%
Coty Class A	170,214	2,400,017
Estee Lauder Class A	30,502	4,352,330
†Herbalife Nutrition	27,863	1,496,800
Nu Skin Enterprises Class A	11,277	881,749
Unilever (New York Shares)	96,978	5,403,614

		14,534,510

Pharmaceuticals–3.64%
Allergan	34,603	5,769,012
AstraZeneca ADR	127,293	4,469,257
Bristol-Myers Squibb	171,306	9,480,074
Eli Lilly & Co.	7,610	649,361
Johnson & Johnson	45,358	5,503,740
†Mylan	63,308	2,287,951
Teva Pharmaceutical Industries ADR	75,951	1,847,128
Zoetis	57,411	4,890,843

		34,897,366

Professional Services–0.55%
Dun & Bradstreet	4,351	533,650
Equifax	12,771	1,597,780
†IHS Markit	60,496	3,120,989

		5,252,419

Real Estate Management & Development–0.24%
†CBRE Group Class A	48,534	2,317,013

		2,317,013

Road & Rail–1.52%
JB Hunt Transport Services	8,632	1,049,220
Landstar System	3,216	351,187
Norfolk Southern	29,393	4,434,522
Union Pacific	61,579	8,724,513

		14,559,442

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.60%
†Advanced Micro Devices	208,408	$3,124,036
Applied Materials	85,444	3,946,658
ASML Holding (New York Shares)	2,058	407,422
Broadcom	10,509	2,549,904
Intel	49,700	2,470,587
KLA-Tencor	42,501	4,357,628
Lam Research	25,525	4,411,996
Marvell Technology Group	39,242	841,348
Microchip Technology	15,087	1,372,163
†Micron Technology	91,837	4,815,932
NVIDIA	17,995	4,263,015
Texas Instruments	18,507	2,040,397

		34,601,086

Software–7.66%
Activision Blizzard	8,072	616,055
†Adobe Systems	15,683	3,823,672
†Autodesk	8,597	1,126,981
CDK Global	10,567	687,383
†Citrix Systems	38,237	4,008,767
†Fortinet	48,303	3,015,556
Intuit	10,619	2,169,515
Microsoft	329,954	32,536,764
†RingCentral Class A	2,525	177,634
†salesforce.com	40,249	5,489,964
†ServiceNow	40,856	7,046,434
†Splunk	39,947	3,959,147
SS&C Technologies Holdings	103,103	5,351,046
†Ultimate Software Group	1,223	314,690
†VMware Class A	3,350	492,349
†Workday Class A	22,746	2,754,996

		73,570,953

Specialty Retail–1.88%
Best Buy	17,718	1,321,408
†Burlington Stores	16,330	2,458,155
Foot Locker	7,412	390,242
Home Depot	17,702	3,453,660
TJX	79,349	7,552,438
†Urban Outfitters	17,297	770,581
Williams-Sonoma	34,361	2,109,078

		18,055,562

Technology Hardware, Storage & Peripherals–5.21%
Apple	252,725	46,781,925
Western Digital	41,812	3,236,667

		50,018,592

Textiles, Apparel & Luxury Goods–0.64%
Carter’s	18,382	1,992,425
†Lululemon Athletica	2,788	348,082
NIKE Class B	35,099	2,796,688

LVIP Blended Large Cap Growth Managed Volatility Fund–6

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry	22,272	$1,040,325

		6,177,520

Tobacco–1.03%
Altria Group	74,174	4,212,341
British American Tobacco ADR	96,129	4,849,708
Philip Morris International	10,350	835,659

		9,897,708

Trading Companies & Distributors–0.05%
MSC Industrial Direct	3,958	335,836
†United Rentals	1,193	176,111

		511,947

Total Common Stock (Cost $722,271,260)		898,079,424

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUND–0.66%
SPDR® S&P 500 ETF Trust	23,379	$6,342,255

Total Exchange-Traded Fund (Cost $5,832,904)		6,342,255

MONEY MARKET FUND–5.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	56,019,338	56,019,338

Total Money Market Fund (Cost $56,019,338)		56,019,338

TOTAL VALUE OF SECURITIES–100.06% (Cost $784,123,502)	960,441,017
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(547,176)

NET ASSETS APPLICABLE TO 25,282,400 SHARES OUTSTANDING–100.00%	$959,893,841

NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($259,537,607 / 6,738,796 Shares)	$38.514

NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($700,356,234 / 18,543,604 Shares)	$37.768

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$669,741,668
Undistributed net investment income	2,723,615
Accumulated net realized gain on investments	111,136,851
Net unrealized appreciation of investments, foreign currencies and derivatives	176,291,707

TOTAL NET ASSETS	$959,893,841

†	Non-income producing.

«

Includes $2,062,550 cash collateral held at broker for futures contracts, $32,320 variation margin due to broker on futures contracts, $676,105 due to manager and affiliates, $39,726 other accrued expenses payable, $24,893,726 payable for securities purchased and $494,215 payable for fund shares redeemed as of June 30, 2018.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(29)	E-mini Russell 2000 Index	$(2,388,875)	$(2,407,599)	9/24/18	$18,724	$—
(352)	E-mini S&P 500 Index	(47,900,160)	(47,857,222)	9/22/18	—	(42,938)

Total Futures Contracts					$18,724	$(42,938)

LVIP Blended Large Cap Growth Managed Volatility Fund—7

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Net Assets (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

ETF–Exchange Traded Fund

IT–Information Technology

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–8

LVIP Blended Large Cap Growth Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$6,879,289
Foreign tax withheld	(29,348)

6,849,941

EXPENSES:
Management fees	3,371,055
Distribution fees-Service Class	827,697
Shareholder servicing fees	134,522
Accounting and administration expenses	110,828
Reports and statements to shareholders	56,459
Professional fees	28,767
Trustees’ fees and expenses	13,527
Custodian fees	8,718
Consulting fees	2,109
Pricing fees	460
Other	3,883

4,558,025
Less:
Management fees waived	(431,481)
Expenses paid indirectly	(218)

Total operating expenses	4,126,326

NET INVESTMENT INCOME	2,723,615

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	47,628,229
Foreign currencies	873
Futures contracts	(21,647,133)

Net realized gain	25,981,969

Net change in unrealized appreciation (depreciation) of:
Investments	(16,540,447)
Foreign currencies	(263)
Futures contracts	(568,152)

Net change in unrealized appreciation (depreciation)	(17,108,862)

NET REALIZED AND UNREALIZED GAIN	8,873,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,596,722

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,723,615	$4,038,569
Net realized gain	25,981,969	123,644,751
Net change in unrealized appreciation (depreciation)	(17,108,862)	55,534,701

Net increase in net assets resulting from operations	11,596,722	183,218,021

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,622,953)
Service Class	—	(2,457,173)
Net realized gain:
Standard Class	—	(6,053,240)
Service Class	—	(14,511,861)

	—	(24,645,227)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,495,314	3,500,784
Service Class	92,514,812	103,535,447
Reinvestment of dividends and distributions:
Standard Class	—	7,676,193
Service Class	—	16,969,034

	94,010,126	131,681,458

Cost of shares redeemed:
Standard Class	(13,944,532)	(29,241,230)
Service Class	(30,952,241)	(76,468,542)

	(44,896,773)	(105,709,772)

Increase in net assets derived from capital share transactions	49,113,353	25,971,686

NET INCREASE IN NET ASSETS	60,710,075	184,544,480
NET ASSETS:
Beginning of period	899,183,766	714,639,286

End of period	$959,893,841	$899,183,766

Undistributed net investment income	$2,723,615	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–9

LVIP Blended Large Cap Growth Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17[2]	12/31/16[3,4]	Year Ended 12/31/15		12/31/14		12/31/13

Net asset value, beginning of period	$37.982	$30.995	$31.553	$31.136		$29.555		$23.551

Income (loss) from investment operations:
Net investment income (loss)[5]	0.147	0.237	0.153	0.011		0.006		(0.024)
Net realized and unrealized gain (loss)	0.385	7.868	(0.566)	0.406		1.575		6.028

Total from investment operations	0.532	8.105	(0.413)	0.417		1.581		6.004

Less dividends and distributions from:
Net investment income	—	(0.236)	(0.145)	—		—		—
Net realized gain	—	(0.882)	—	—		—		—

Total dividends and distributions	—	(1.118)	(0.145)	—		—		—

Net asset value, end of period	$38.514	$37.982	$30.995	$31.553		$31.136		$29.555

Total return[6]	1.40%	26.13%	(1.31% )	1.34%		5.35%		25.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$259,538	$268,162	$235,309	$266,788		$294,661		$309,717
Ratio of expenses to average net assets	0.71%	0.72%	0.73%	0.72%		0.72%		0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.81%	0.82%	0.83%		0.83%		0.85%
Ratio of net investment income (loss) to average net assets	0.77%	0.67%	0.50%	0.04%		0.02%		(0.09%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.67%	0.58%	0.41%	(0.07%	)	(0.09%	)	(0.20%	)
Portfolio turnover	70%	138%	89%	57%		58%		48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.

[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[4]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–10

LVIP Blended Large Cap Growth Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17[2]	12/31/16[3,4]	Year Ended 12/31/15		12/31/14		12/31/13

Net asset value, beginning of period	$37.292	$30.456	$31.009	$30.675		$29.190		$23.318

Income (loss) from investment operations:
Net investment income (loss)[5]	0.097	0.147	0.076	(0.066)		(0.068)		(0.089)
Net realized and unrealized gain (loss)	0.379	7.721	(0.559)	0.400		1.553		5.961

Total from investment operations	0.476	7.868	(0.483)	0.334		1.485		5.872

Less dividends and distributions from:
Net investment income	—	(0.150)	(0.070)	—		—		—
Net realized gain	—	(0.882)	—	—		—		—

Total dividends and distributions	—	(1.032)	(0.070)	—		—		—

Net asset value, end of period	$37.768	$37.292	$30.456	$31.009		$30.675		$29.190

Total return[6]	1.28%	25.81%	(1.56% )	1.09%		5.09%		25.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$700,356	$631,022	$479,330	$385,900		$249,923		$169,959
Ratio of expenses to average net assets	0.96%	0.97%	0.98%	0.97%		0.97%		0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.06%	1.07%	1.08%		1.08%		1.10%
Ratio of net investment income (loss) to average net assets	0.52%	0.42%	0.25%	(0.21%	)	(0.23%	)	(0.34%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.42%	0.33%	0.16%	(0.32%	)	(0.34%	)	(0.45%	)
Portfolio turnover	70%	138%	89%	57%		58%		48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, Goldman Sachs Asset Management, L.P. replaced UBS Asset Management (Americas) as a sub-adviser to the Fund.

[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[4]	Effective February 8, 2016, Wellington Management Company LLP was added as a sub-adviser to the Fund.

[5]	The average shares outstanding method has been applied for per share information.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–11

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”) except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Blended Large Cap Growth Managed Volatility Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,776 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statement of Operation with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $500 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.14% on the first $100 million of the Fund’s average daily net assets, 0.09% on the next $400 million, 0.085% on the next $1.5 billion and 0.08% of the Fund’s average daily net assets in excess of $2 billion. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Wellington Management Company LLP (“Wellington”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Wellington a fee based on Wellington’s managed portion of the Fund’s average daily net assets

Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets. Prior to May 1, 2017, UBS Asset Management (Americas) Inc. (“UBS”), was responsible for the day-to-day management of a portion of the Fund’s investment portfolio.

SSGA Funds Management, Inc. (“SSGA”), is responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$25,944
Legal	4,307

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

LVIP Blended Large Cap Growth Managed Volatility Fund–13

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $49,381 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$503,415
Distribution fees payable to LFD	144,330
Shareholder servicing fees payable to Lincoln Life	23,060
Printing and mailing fees payable to Lincoln Life	5,300

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Fund engaged in securities purchases of $1,974,297 and securities sales of $573,278, which resulted in net realized gains of $97,128.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$643,007,364
Sales	616,305,127

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$784,123,502

Aggregate unrealized appreciation of investments and derivatives	$198,414,747
Aggregate unrealized depreciation of investments and derivatives	(22,121,896)

Net unrealized appreciation of investments and derivatives	$176,292,851

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP Blended Large Cap Growth Managed Volatility Fund–14

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Common Stock	$898,079,424
Exchange-Traded Fund	6,342,255
Money Market Fund	56,019,338

Total Investments	$960,441,017

Derivatives:
Assets:
Futures Contracts	$18,724

Liabilities:
Futures Contracts	$(42,938)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	38,289	98,133
Service Class	2,432,468	2,967,975
Shares reinvested:
Standard Class	—	200,983
Service Class	—	452,496

	2,470,757	3,719,587

Shares redeemed:
Standard Class	(359,826)	(830,696)
Service Class	(809,906)	(2,238,035)

	(1,169,732)	(3,068,731)

Net increase	1,301,025	650,856

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts

LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Large Cap Growth Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$18,724	Liabilities net of receivables and other assets	$(42,938)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(21,647,133)	$(568,152)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$14,055,517	$130,850,994

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund–16

LVIP Blended Mid Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Blended Mid Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Blended Mid Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,062.80	0.74%	$3.78
Service Class Shares	1,000.00	1,061.50	0.99%	5.06

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	93.65%
Aerospace & Defense	1.88%
Air Freight & Logistics	1.23%
Airlines	0.61%
Auto Components	1.09%
Automobiles	0.11%
Banks	3.04%
Beverages	0.47%
Biotechnology	2.70%
Building Products	2.14%
Capital Markets	3.13%
Chemicals	2.12%
Commercial Services & Supplies	1.23%
Communications Equipment	1.15%
Construction & Engineering	0.13%
Construction Materials	0.49%
Consumer Finance	0.07%
Containers & Packaging	0.65%
Diversified Consumer Services	0.42%
Diversified Telecommunication Services	0.10%
Electrical Equipment	0.79%
Electronic Equipment, Instruments & Components	1.82%
Energy Equipment & Services	0.05%
Equity Real Estate Investment Trusts	1.03%
Food & Staples Retailing	0.90%
Food Products	1.51%
Gas Utilities	0.17%
Health Care Equipment & Supplies	6.42%
Health Care Providers & Services	1.85%
Health Care Technology	0.41%
Hotels, Restaurants & Leisure	5.02%
Household Durables	1.19%
Household Products	0.49%
Industrial Conglomerates	0.20%
Insurance	1.07%
Internet & Direct Marketing Retail	0.40%
Internet Software & Services	4.01%
IT Services	4.61%
Leisure Products	1.03%
Life Sciences Tools & Services	0.86%
Machinery	3.93%
Marine	0.04%
Media	0.21%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.07%
Multiline Retail	0.72%
Multi-Utilities	0.10%
Oil, Gas & Consumable Fuels	0.90%
Pharmaceuticals	2.38%
Professional Services	4.09%
Real Estate Management & Development	0.10%
Road & Rail	1.15%
Semiconductors & Semiconductor Equipment	3.98%
Software	9.00%
Specialty Retail	6.33%
Technology Hardware, Storage & Peripherals	0.11%
Textiles, Apparel & Luxury Goods	2.22%
Trading Companies & Distributors	1.58%
Water Utilities	0.15%
Master Limited Partnerships	0.38%
Money Market Fund	5.35%
Options Purchased	0.00%
Total Investments	99.38%
Options Written	0.00%
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
CoStar Group	1.82%
Zoetis	1.58%
Electronic Arts	1.52%
Tractor Supply	1.42%
Tiffany & Co.	1.37%
GrubHub	1.37%
ServiceNow	1.36%
Chipotle Mexican Grill	1.34%
Intuitive Surgical	1.30%
Dunkin’ Brands Group	1.26%
Total	14.34%

IT-Information Technology

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.65%
Aerospace & Defense–1.88%
BWX Technologies	8,100	$504,792
Harris	44,613	6,448,363
Huntington Ingalls Industries	4,900	1,062,271
L3 Technologies	7,200	1,384,704
Textron	10,500	692,055
TransDigm Group	4,600	1,587,644

		11,679,829

Air Freight & Logistics–1.23%
CH Robinson Worldwide	7,600	635,816
Expeditors International of Washington	95,585	6,987,263

		7,623,079

Airlines–0.61%
Alaska Air Group	19,900	1,201,761
American Airlines Group	27,400	1,040,104
Copa Holdings Class A	7,200	681,264
†United Continental Holdings	12,200	850,706

		3,773,835

Auto Components–1.09%
Aptiv	23,500	2,153,305
BorgWarner	106,916	4,614,495

		6,767,800

Automobiles–0.11%
Ferrari	5,100	688,551

		688,551

Banks–3.04%
BankUnited	13,100	535,135
Fifth Third Bancorp	25,100	720,370
First Republic Bank	70,885	6,860,959
†Signature Bank	29,018	3,710,822
†SVB Financial Group	8,721	2,518,276
Webster Financial	18,585	1,183,865
†Western Alliance Bancorp	58,797	3,328,498

		18,857,925

Beverages–0.47%
Brown-Forman Class B	19,900	975,299
Dr Pepper Snapple Group	15,800	1,927,600

		2,902,899

Biotechnology–2.70%
†Agios Pharmaceuticals	3,800	320,074
†Alexion Pharmaceuticals	6,900	856,635
†Alkermes	18,300	753,228
†Alnylam Pharmaceuticals	10,700	1,053,843
†BioMarin Pharmaceutical	65,842	6,202,316
†Bluebird Bio	3,100	486,545
†Blueprint Medicines	2,300	146,004
†Exact Sciences	9,000	538,110

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Exelixis	28,100	$604,712
†FibroGen	5,500	344,300
†Incyte	16,600	1,112,200
†Ironwood Pharmaceuticals	30,600	585,072
†Madrigal Pharmaceuticals	915	255,916
†Neurocrine Biosciences	12,595	1,237,333
†Sage Therapeutics	3,627	567,734
†Sarepta Therapeutics	2,500	330,450
†Seattle Genetics	13,300	882,987
†TESARO	5,169	229,865
†Ultragenyx Pharmaceutical	3,200	245,984

		16,753,308

Building Products–2.14%
Allegion	45,587	3,526,610
AO Smith	93,423	5,525,970
Fortune Brands Home & Security	24,278	1,303,486
†Trex	46,898	2,935,346

		13,291,412

Capital Markets–3.13%
Cboe Global Markets	19,800	2,060,586
CME Group	33,104	5,426,408
†E*TRADE Financial	13,800	844,008
FactSet Research Systems	2,700	534,870
Invesco	7,200	191,232
Lazard Class A	19,200	939,072
MarketAxess Holdings	19,751	3,907,933
Moody’s	11,900	2,029,664
MSCI	6,300	1,042,209
Nasdaq	7,200	657,144
Northern Trust	4,000	411,560
State Street	2,300	214,107
TD Ameritrade Holding	21,800	1,193,986

		19,452,779

Chemicals–2.12%
Air Products & Chemicals	4,300	669,639
†Axalta Coating Systems	166,750	5,054,193
Celanese Class A	7,400	821,844
CF Industries Holdings	11,263	500,077
PolyOne	7,700	332,794
PPG Industries	9,200	954,316
RPM International	20,000	1,166,400
Scotts Miracle-Gro Class A	34,178	2,842,242
Valvoline	37,758	814,440

		13,155,945

Commercial Services & Supplies–1.23%
ADT	38,600	333,890
Cintas	8,500	1,573,095
†Copart	22,300	1,261,288
KAR Auction Services	24,400	1,337,120

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers	11,400	$388,968
Rollins	17,300	909,634
†Stericycle	4,700	306,863
Waste Connections	20,550	1,547,004

		7,657,862

Communications Equipment–1.15%
†Arista Networks	17,424	4,486,506
Motorola Solutions	10,600	1,233,522
†Palo Alto Networks	6,900	1,417,743

		7,137,771

Construction & Engineering–0.13%
Valmont Industries	5,500	829,125

		829,125

Construction Materials–0.49%
Eagle Materials	6,200	650,814
Vulcan Materials	18,400	2,374,704

		3,025,518

Consumer Finance–0.07%
Discover Financial Services	6,100	429,501

		429,501

Containers & Packaging–0.65%
Ball	66,400	2,360,520
International Paper	12,700	661,416
Sealed Air	23,900	1,014,555

		4,036,491

Diversified Consumer Services–0.42%
†Bright Horizons Family Solutions	5,800	594,616
†Grand Canyon Education	4,700	524,567
Service Corp. International	32,300	1,156,017
†Sotheby’s	6,500	353,210

		2,628,410

Diversified Telecommunication Services–0.10%
†Zayo Group Holdings	17,400	634,752

		634,752

Electrical Equipment–0.79%
Acuity Brands	2,100	243,327
AMETEK	8,300	598,928
†Generac Holdings	9,500	491,435
Hubbell	10,800	1,141,992
Rockwell Automation	7,500	1,246,725
†Sensata Technologies Holding	24,800	1,179,984

		4,902,391

Electronic Equipment, Instruments & Components–1.82%
Amphenol Class A	26,600	2,318,190
CDW	9,600	775,584
Cognex	14,700	655,767

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Coherent	7,400	$1,157,508
Corning	36,200	995,862
†IPG Photonics	15,640	3,450,653
†Keysight Technologies	26,119	1,541,805
†Trimble	12,500	410,500

		11,305,869

Energy Equipment & Services–0.05%
Oceaneering International	12,500	318,250

		318,250

Equity Real Estate Investment Trusts–1.03%
American Campus Communities	13,654	585,483
CubeSmart	17,700	570,294
Equinix	1,100	472,879
Federal Realty Investment Trust	2,700	341,685
Iron Mountain	17,100	598,671
MGM Growth Properties Class A	23,100	703,626
†SBA Communications	14,600	2,410,752
SL Green Realty	4,600	462,438
VEREIT	33,709	250,795

		6,396,623

Food & Staples Retailing–0.90%
Casey’s General Stores	6,020	632,582
PriceSmart	2,800	253,400
†Sprouts Farmers Market	213,963	4,722,163

		5,608,145

Food Products–1.51%
Conagra Brands	15,600	557,388
Hershey	45,392	4,224,179
Hormel Foods	19,700	733,037
McCormick & Co.	15,100	1,752,959
Pinnacle Foods	13,000	845,780
Tyson Foods Class A	18,100	1,246,185

		9,359,528

Gas Utilities–0.17%
Atmos Energy	11,700	1,054,638

		1,054,638

Health Care Equipment & Supplies–6.42%
†ABIOMED	14,119	5,775,377
†Align Technology	3,700	1,265,918
Cooper	22,751	5,356,723
DENTSPLY SIRONA	72,576	3,176,651
†DexCom	20,794	1,975,014
†Edwards Lifesciences	44,625	6,496,061
†Glaukos	52,165	2,119,986
†Hologic	41,400	1,645,650
†IDEXX Laboratories	7,500	1,634,550
†Intuitive Surgical	16,816	8,046,120
STERIS	5,200	546,052

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Teleflex	5,000	$1,341,050
West Pharmaceutical Services	4,800	476,592

		39,855,744

Health Care Providers & Services–1.85%
†Acadia Healthcare	17,583	719,320
AmerisourceBergen	7,200	613,944
†Centene	13,300	1,638,693
†DaVita	8,600	597,184
†Henry Schein	11,600	842,624
†Laboratory Corp. of America Holdings	24,454	4,390,227
†Molina Healthcare	11,100	1,087,134
Universal Health Services Class B	5,700	635,208
†WellCare Health Plans	4,000	984,960

		11,509,294

Health Care Technology–0.41%
†athenahealth	1,900	302,366
†Cerner	11,600	693,564
†Medidata Solutions	6,500	523,640
†Veeva Systems Class A	13,400	1,029,924

		2,549,494

Hotels, Restaurants & Leisure–5.02%
Aramark	21,400	793,940
†Chipotle Mexican Grill	19,259	8,307,755
Choice Hotels International	7,500	567,000
Domino’s Pizza	4,400	1,241,548
Dunkin’ Brands Group	113,261	7,822,937
Extended Stay America	26,600	574,826
Hilton Worldwide Holdings	26,566	2,102,965
MGM Resorts International	31,300	908,639
†Norwegian Cruise Line Holdings	87,107	4,115,806
Papa John’s International	6,500	329,680
Restaurant Brands International	12,100	729,630
Royal Caribbean Cruises	5,800	600,880
Wynn Resorts	6,300	1,054,242
Yum Brands	12,900	1,009,038
Yum China Holdings	27,300	1,049,958

		31,208,844

Household Durables–1.19%
†Mohawk Industries	25,081	5,374,106
Newell Brands	14,500	373,955
†NVR	350	1,039,623
Toll Brothers	16,900	625,131

		7,412,815

Household Products–0.49%
Church & Dwight	30,400	1,616,064
Clorox	10,300	1,393,075

		3,009,139

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–0.20%
Roper Technologies	4,500	$1,241,595

		1,241,595

Insurance–1.07%
Assurant	6,400	662,336
AXIS Capital Holdings	9,500	528,390
FNF Group	30,400	1,143,648
Progressive	41,900	2,478,385
Willis Towers Watson	12,100	1,834,360

		6,647,119

Internet & Direct Marketing Retail–0.40%
†Ctrip.com International ADR	15,300	728,739
†Duluth Holdings Class B	54,005	1,284,779
†Wayfair Class A	4,000	475,040

		2,488,558

Internet Software & Services–4.01%
†2U	3,700	309,172
†DocuSign	1,888	99,970
†Dropbox Class A	6,608	214,231
†GoDaddy Class A	11,500	811,900
†GrubHub	80,876	8,484,701
†InterActiveCorp	6,100	930,189
†Match Group	19,600	759,304
MercadoLibre	20,930	6,256,605
†Pandora Media	560,891	4,419,821
†Shopify Class A	2,900	423,081
†Twilio Class A	5,400	302,508
†VeriSign	8,800	1,209,296
†Zillow Group Class A	11,200	669,200

		24,889,978

IT Services–4.61%
†Black Knight	29,284	1,568,158
Booz Allen Hamilton Holding	44,000	1,924,120
†CoreLogic	21,700	1,126,230
†EPAM Systems	4,500	559,485
Fidelity National Information Services	23,300	2,470,499
†Fiserv	35,000	2,593,150
†FleetCor Technologies	8,800	1,853,720
†Gartner	15,900	2,113,110
Genpact	14,800	428,164
Global Payments	19,500	2,174,055
Leidos Holdings	16,000	944,000
Paychex	9,500	649,325
Sabre	35,100	864,864
†Square Class A	91,173	5,619,904
†WEX	5,900	1,123,832
†Worldpay Class A	32,300	2,641,494

		28,654,110

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–1.03%
Polaris Industries	52,554	$6,421,048

		6,421,048

Life Sciences Tools & Services–0.86%
Agilent Technologies	15,600	964,704
Bruker	15,700	455,928
†Illumina	6,378	1,781,312
†IQVIA Holdings	7,200	718,704
†Mettler-Toledo International	2,443	1,413,593

		5,334,241

Machinery–3.93%
Donaldson	12,000	541,440
Flowserve	8,000	323,200
Fortive	37,493	2,891,085
Graco	19,200	868,224
IDEX	43,076	5,879,012
†Middleby	42,306	4,417,592
Nordson	6,000	770,460
PACCAR	10,000	619,600
Snap-on	5,600	900,032
Toro	10,800	650,700
†WABCO Holdings	4,900	573,398
Wabtec	54,709	5,393,213
Xylem	8,800	592,944

		24,420,900

Marine–0.04%
†Kirby	3,200	267,520

		267,520

Media–0.21%
Altice USA Class A	8,419	143,628
Interpublic Group	18,700	438,328
Omnicom Group	9,200	701,684

		1,283,640

Metals & Mining–0.07%
Wheaton Precious Metals (New York Shares)	20,200	445,612

		445,612

Multiline Retail–0.72%
Dollar General	26,400	2,603,040
†Dollar Tree	22,100	1,878,500

		4,481,540

Multi-Utilities–0.10%
NiSource	23,400	614,952

		614,952

Oil, Gas & Consumable Fuels–0.90%
Cabot Oil & Gas	34,700	825,860

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Centennial Resource Development Class A	43,336	$782,648
Cimarex Energy	2,100	213,654
†Concho Resources	5,700	788,595
Diamondback Energy	6,300	828,891
†Jagged Peak Energy	63,300	824,166
†RSP Permian	11,200	493,024
†=pVenture Global LNG Series B	12	60,780
†=pVenture Global LNG Series C	149	754,685

		5,572,303

Pharmaceuticals–2.38%
†Catalent	14,200	594,838
†Jazz Pharmaceuticals	23,381	4,028,546
†Nektar Therapeutics	7,100	346,693
Zoetis	115,492	9,838,763

		14,808,840

Professional Services–4.09%
†CoStar Group	27,443	11,323,805
Equifax	14,100	1,764,051
†IHS Markit	23,283	1,201,170
ManpowerGroup	4,600	395,876
Nielsen Holdings	34,900	1,079,457
Robert Half International	8,500	553,350
TransUnion	102,880	7,370,323
†Verisk Analytics Class A	15,800	1,700,712

		25,388,744

Real Estate Management & Development–0.10%
Jones Lang LaSalle	3,900	647,361

		647,361

Road & Rail–1.15%
†Genesee & Wyoming	7,000	569,240
JB Hunt Transport Services	6,500	790,075
Kansas City Southern	38,410	4,069,924
Landstar System	3,400	371,280
Old Dominion Freight Line	5,300	789,488
Schneider National Class B	20,044	551,410

		7,141,417

Semiconductors & Semiconductor Equipment–3.98%
Entegris	26,000	881,400
†Integrated Device Technology	14,100	449,508
KLA-Tencor	17,900	1,835,287
Lam Research	3,500	604,975
Marvell Technology Group	83,574	1,791,827
Maxim Integrated Products	116,192	6,815,823
Microchip Technology	82,164	7,472,816
Monolithic Power Systems	6,000	802,020
Skyworks Solutions	26,000	2,512,900

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx	23,500	$1,533,610

		24,700,166

Software–9.00%
†ANSYS	3,000	522,540
†Atlassian Class A	33,800	2,113,176
†Autodesk	34,399	4,509,365
†Cadence Design Systems	27,900	1,208,349
CDK Global	20,200	1,314,010
†Electronic Arts	67,156	9,470,339
†Ellie Mae	5,800	602,272
†Fortinet	10,000	624,300
†Guidewire Software	80,502	7,146,968
†Pivotal Software Class A	29,751	722,057
†Proofpoint	7,100	818,701
†RealPage	16,206	892,951
†Red Hat	13,700	1,840,869
†ServiceNow	48,859	8,426,712
†Splunk	12,600	1,248,786
SS&C Technologies Holdings	28,800	1,494,720
Symantec	70,300	1,451,695
†Synopsys	14,300	1,223,651
†Tableau Software Class A	11,080	1,083,070
†Take-Two Interactive Software	6,000	710,160
†Tyler Technologies	18,157	4,032,670
†Ultimate Software Group	5,500	1,415,205
†Workday Class A	14,200	1,719,904
†Zendesk	13,000	708,370
†Zynga Class A	141,700	576,719

		55,877,559

Specialty Retail–6.33%
†AutoZone	735	493,133
†Burlington Stores	13,800	2,077,314
†CarMax	17,200	1,253,364
†Five Below	6,900	674,199
†Michaels	13,300	254,961
†O’Reilly Automotive	25,687	7,027,193
Ross Stores	32,700	2,771,325
Tiffany & Co.	64,721	8,517,284
Tractor Supply	115,512	8,835,512
†Ulta Beauty	29,874	6,974,384
Williams-Sonoma	7,400	454,212

		39,332,881

Technology Hardware, Storage & Peripherals–0.11%
†Pure Storage Class A	29,200	697,296

		697,296

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–2.22%
Burberry Group	150,892	$4,301,418
†Lululemon Athletica	57,846	7,222,073
PVH	3,900	583,908
Tapestry	36,500	1,704,915

		13,812,314

Trading Companies & Distributors–1.58%
Fastenal	155,812	7,499,232
†HD Supply Holdings	38,900	1,668,421
Watsco	3,500	623,980

		9,791,633

Water Utilities–0.15%
American Water Works	10,574	902,808

		902,808

Total Common Stock (Cost $430,840,122)		581,681,701

MASTER LIMITED PARTNERSHIPS–0.38%
Oaktree Capital Group	58,120	2,362,578

Total Master Limited Partnerships (Cost $2,403,907)		2,362,578

MONEY MARKET FUND–5.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	33,256,327	33,256,327

Total Money Market Fund (Cost $33,256,327)		33,256,327

	Number of Contracts

OPTIONS PURCHASED–0.00%
Equity Call Option–0.00%
Nektar Therapeutics strike price $85, expiration date 8/17/18, notional amount $2,329,000 (BCLY)	274	3,425

Total Options Purchased (Premium paid $291,262)		3,425

TOTAL INVESTMENTS–99.38% (Cost $466,791,618)	617,304,031

LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–0.00%
Equity Call Option–0.00%
Chipotle Mexican Grill, strike price $500, expiration date 7/20/18, notional amount $(2,050,000) (MSC)	(41)	$(1,189)

Total Options Written (Premium received $23,290)		(1,189)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.62%		3,847,652

NET ASSETS APPLICABLE TO 40,189,951 SHARES OUTSTANDING–100.00%		$621,150,494

NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($26,604,555 / 1,673,036 Shares)	$15.902

NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($594,545,939 / 38,516,915 Shares)	$15.436

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$480,675,804
Accumulated net investment loss	(568,790)
Accumulated net realized loss on investments	(9,177,371)
Net unrealized appreciation of investments, foreign currencies, and derivatives	150,220,851

TOTAL NET ASSETS	$621,150,494

†	Non-income producing.

★

Includes $3,665,400 cash collateral held at broker for futures contracts, $64,610 variation margin due to broker on futures contracts, $482,449 due to manager and affiliates, $40,490 other accrued expenses payable, $627,095 payable for securities purchased and $163,483 payable for fund shares redeemed as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $815,465 which represented 0.13% of the Fund’s net assets.

Investment	Date of Acquisition	Cost	Value
Venture Global LNG Series B	3/8/18	$36,240	$60,780
Venture Global LNG Series C	10/16/17	524,169	704,035
Venture Global LNG Series C	3/8/18	30,200	50,650

Total		$590,609	$815,465

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
(102) E-mini Russell 2000 Index	$(8,402,250)	$(8,407,786)	9/24/18	$5,536	$—
(186) E-mini S&P 500 Index	(25,310,880)	(25,184,825)	9/22/18	—	(126,055)
(307) E-mini S&P MidCap 400 Index	(60,052,270)	(59,858,752)	9/24/18	—	(193,518)

Total Futures Contracts				$5,536	$(319,573)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Net Assets (continued)

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays

IT–Information Technology

LNG–Liquefied Natural Gas

MSC–Morgan Stanley & Co.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$2,347,475
Interest	15,875
Foreign tax withheld	(5,259)

2,358,091

EXPENSES:
Management fees	2,095,576
Distribution fees-Service Class	710,884
Shareholder servicing fees	86,305
Accounting and administration expenses	71,663
Reports and statements to shareholders	40,464
Professional fees	18,859
Trustees’ fees and expenses	8,849
Custodian fees	4,635
Consulting fees	2,017
Pricing fees	984
Other	2,076

3,042,312
Less:
Management fees waived	(115,200)
Expenses paid indirectly	(231)

Total operating expenses	2,926,881

NET INVESTMENT LOSS	(568,790)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	24,498,333
Foreign currencies	(1,011)
Foreign currency exchange contracts	1,827
Futures contracts	(10,830,627)
Options written	73,476
Options purchased	20,765

Net realized gain	13,762,763

Net change in unrealized appreciation (depreciation) of:
Investments	23,026,151
Foreign currencies	186
Futures contracts	(588,722)
Options written	36,321
Options purchased	(268,971)

Net change in unrealized appreciation (depreciation)	22,204,965

NET REALIZED AND UNREALIZED GAIN	35,967,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,398,938

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(568,790)	$(346,816)
Net realized gain	13,762,763	18,660,046
Net change in unrealized appreciation (depreciation)	22,204,965	101,837,660

Net increase in net assets resulting from operations	35,398,938	120,150,890

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,812,776	2,729,707
Service Class	48,288,579	37,326,685

	50,101,355	40,056,392

Cost of shares redeemed:
Standard Class	(3,379,385)	(3,808,995)
Service Class	(37,951,688)	(76,703,985)

	(41,331,073)	(80,512,980)

Increase (Decrease) in net assets derived from capital share transactions	8,770,282	(40,456,588)

NET INCREASE IN NET ASSETS	44,169,220	79,694,302
NET ASSETS:
Beginning of period	576,981,274	497,286,972

End of period	$621,150,494	$576,981,274

Undistributed (Accumulated) net investment income (loss)	$(568,790)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–10

LVIP Blended Mid Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15[3]	12/31/14		12/31/13

Net asset value, beginning of period	$14.963	$11.917	$11.968	$12.639	$13.635		$11.109

Income (loss) from investment operations:
Net investment income (loss)[4]	0.004	0.023	0.013	0.018	(0.044)		(0.057)
Net realized and unrealized gain (loss)	0.935	3.023	0.251	(0.548)	(0.952)		2.800

Total from investment operations	0.939	3.046	0.264	(0.530)	(0.996)		2.743

Less dividends and distributions from:
Net realized gain	—	—	(0.315)	(0.141)	—		(0.217)

Total dividends and distributions	—	—	(0.315)	(0.141)	—		(0.217)

Net asset value, end of period	$15.902	$14.963	$11.917	$11.968	$12.639		$13.635

Total return[5]	6.28%	25.56%	2.26%	(4.20% )	(7.31%	)	24.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,604	$26,547	$22,110	$22,752	$22,489		$20,774
Ratio of expenses to average net assets	0.74%	0.75%	0.79%	0.80%	0.84%		0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.79%	0.84%	0.85%	0.86%		0.95%
Ratio of net investment income (loss) to average net assets	0.05%	0.17%	0.11%	0.14%	(0.34%	)	(0.46% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.01%	0.13%	0.06%	0.09%	(0.36%	)	(0.50% )
Portfolio turnover	19%	27%	103%	148%	149%		140%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–11

LVIP Blended Mid Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17		12/31/16[2]	Year ended 12/31/15[3]	12/31/14		12/31/13

Net asset value, beginning of period	$14.542		$11.611		$11.698	$12.388	$13.398		$10.946

Income (loss) from investment operations:
Net investment loss[4]	(0.015)		(0.010)		(0.016)	(0.014)	(0.074)		(0.088)
Net realized and unrealized gain (loss)	0.909		2.941		0.244	(0.535)	(0.936)		2.757

Total from investment operations	0.894		2.931		0.228	(0.549)	(1.010)		2.669

Less dividends and distributions from:
Net realized gain	—		—		(0.315)	(0.141)	—		(0.217)

Total dividends and distributions	—		—		(0.315)	(0.141)	—		(0.217)

Net asset value, end of period	$15.436		$14.542		$11.611	$11.698	$12.388		$13.398

Total return[5]	6.15%		25.24%		2.00%	(4.44% )	(7.55%	)	24.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$594,546		$550,434		$475,177	$306,375	$265,783		$178,054
Ratio of expenses to average net assets	0.99%		1.00%		1.04%	1.05%	1.09%		1.16%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%		1.04%		1.09%	1.10%	1.11%		1.20%
Ratio of net investment loss to average net assets	(0.20%	)	(0.08%	)	(0.14% )	(0.11% )	(0.59%	)	(0.71% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.24%	)	(0.12%	)	(0.19% )	(0.16% )	(0.61%	)	(0.75% )
Portfolio turnover	19%		27%		103%	148%	149%		140%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]

Effective February 8, 2016, T. Rowe Price Associates, Inc. was added as a sub-adviser to the Fund. Effective May 1, 2016, SSGA Funds Management, Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility management risk strategy overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Effective May 1, 2015, Ivy Investment Management Company replaced Columbia Management Investment Advisors, LLC as the Fund’s sub-adviser.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–12

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available, are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expenses and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Blended Mid Cap Managed Volatility Fund–13

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all withholding taxes not eligible for rebates. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2018, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $45,424 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $25 million of the average daily net assets of the Fund; 0.85% of the next $50 million; 0.80% of the next $75 million; 0.70% of the next $100 million; and 0.65% of average daily net assets in excess of $250 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% on the first $25 million of the Fund’s average daily net assets; 0.07% on the next $50 million; 0.02% on the next $225 million; 0.04% on the next $300 million; and 0.07% on the next $200 million of the Fund’s average daily net assets. When the Fund’s daily net assets exceed $800 million, the waiver amount is 0.22% of the first $25 million of the Fund’s average daily net assets; 0.17% on the next $50 million; 0.12% on the next $75 million; 0.02% on the next $100 million; and 0.07% in excess of $250 million of the Fund’s daily net assets. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.77% of the average daily net assets for the Standard Class and 1.02% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without mutual agreement of the Board and LIAC.

LVIP Blended Mid Cap Managed Volatility Fund–14

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Ivy Investment Management Company (“Ivy”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) are responsible for managing a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Ivy and T. Rowe Price a fee based on Ivy’s and T. Rowe Price’s managed portion of the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s managed volatility strategy. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$16,647
Legal	3,317

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $34,571 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$342,742
Distribution fees payable to LFD	123,925
Shareholder servicing fees payable to Lincoln Life	15,021
Printing and mailing fees payable to Lincoln Life	761

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$106,984,175
Sales	111,651,372

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$466,768,328

Aggregate unrealized appreciation of investments and derivatives	$162,723,432
Aggregate unrealized depreciation of investments and derivatives	(12,188,918)

Net unrealized appreciation of investments and derivatives	$150,534,514

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

LVIP Blended Mid Cap Managed Volatility Fund–15

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

	Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$17,271,437	$1,415,448	$18,686,885

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of the restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$11,679,829	$—	$—	$11,679,829
Air Freight & Logistics	7,623,079	—	—	7,623,079
Airlines	3,773,835	—	—	3,773,835
Auto Components	6,767,800	—	—	6,767,800
Automobiles	688,551	—	—	688,551
Banks	18,857,925	—	—	18,857,925
Beverages	2,902,899	—	—	2,902,899
Biotechnology	16,753,308	—	—	16,753,308
Building Products	13,291,412	—	—	13,291,412
Capital Markets	19,452,779	—	—	19,452,779
Chemicals	13,155,945	—	—	13,155,945
Commercial Services & Supplies	7,657,862	—	—	7,657,862
Communications Equipment	7,137,771	—	—	7,137,771
Construction & Engineering	829,125	—	—	829,125
Construction Materials	3,025,518	—	—	3,025,518
Consumer Finance	429,501	—	—	429,501
Containers & Packaging	4,036,491	—	—	4,036,491
Diversified Consumer Services	2,628,410	—	—	2,628,410
Diversified Telecommunication Services	634,752	—	—	634,752

LVIP Blended Mid Cap Managed Volatility Fund–16

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock (continued)
Electrical Equipment	$4,902,391	$—	$—	$4,902,391
Electronic Equipment, Instruments & Components	11,305,869	—	—	11,305,869
Energy Equipment & Services	318,250	—	—	318,250
Equity Real Estate Investment Trusts	6,396,623	—	—	6,396,623
Food & Staples Retailing	5,608,145	—	—	5,608,145
Food Products	9,359,528	—	—	9,359,528
Gas Utilities	1,054,638	—	—	1,054,638
Health Care Equipment & Supplies	39,855,744	—	—	39,855,744
Health Care Providers & Services	11,509,294	—	—	11,509,294
Health Care Technology	2,549,494	—	—	2,549,494
Hotels, Restaurants & Leisure	31,208,844	—	—	31,208,844
Household Durables	7,412,815	—	—	7,412,815
Household Products	3,009,139	—	—	3,009,139
Industrial Conglomerates	1,241,595	—	—	1,241,595
Insurance	6,647,119	—	—	6,647,119
Internet & Direct Marketing Retail	2,488,558	—	—	2,488,558
Internet Software & Services	24,889,978	—	—	24,889,978
IT Services	28,654,110	—	—	28,654,110
Leisure Products	6,421,048	—	—	6,421,048
Life Sciences Tools & Services	5,334,241	—	—	5,334,241
Machinery	24,420,900	—	—	24,420,900
Marine	267,520	—	—	267,520
Media	1,283,640	—	—	1,283,640
Metals & Mining	445,612	—	—	445,612
Multiline Retail	4,481,540	—	—	4,481,540
Multi-Utilities	614,952	—	—	614,952
Oil, Gas & Consumable Fuels	4,756,838	—	815,465	5,572,303
Pharmaceuticals	14,808,840	—	—	14,808,840
Professional Services	25,388,744	—	—	25,388,744
Real Estate Management & Development	647,361	—	—	647,361
Road & Rail	7,141,417	—	—	7,141,417
Semiconductors & Semiconductor Equipment	24,700,166	—	—	24,700,166
Software	55,877,559	—	—	55,877,559
Specialty Retail	39,332,881	—	—	39,332,881
Technology Hardware, Storage & Peripherals	697,296	—	—	697,296
Textiles, Apparel & Luxury Goods	13,812,314	—	—	13,812,314
Trading Companies & Distributors	9,791,633	—	—	9,791,633
Water Utilities	902,808	—	—	902,808
Master Limited Partnerships	2,362,578	—	—	2,362,578
Money Market Fund	33,256,327	—	—	33,256,327
Options Purchased	—	3,425	—	3,425

Total Investments	$616,485,141	$3,425	$815,465	$617,304,031

Derivatives:
Assets:
Futures Contracts	$5,536	$—	$—	$5,536

Liabilities:
Options Written	$—	$(1,189)	$—	$(1,189)

Futures Contracts	$(319,573)	$—	$—	$(319,573)

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair

LVIP Blended Mid Cap Managed Volatility Fund–17

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	116,100	203,716
Service Class	3,164,468	2,849,954

	3,280,568	3,053,670

Shares redeemed:
Standard Class	(217,246)	(284,857)
Service Class	(2,497,614)	(5,924,925)

	(2,714,860)	(6,209,782)

Net increase (decrease)	565,708	(3,156,112)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts or foreign cross currency exchange contracts were outstanding at June 30, 2018.

During the six months ended June 30, 2018, the Fund used foreign currency contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP Blended Mid Cap Managed Volatility Fund–18

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contract to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Options Contracts–During the six months ended June 30, 2018, the Fund entered into options contracts in the normal course of pursuing its investment objectives and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2018, the Fund used options contracts including swaptions to protect the value of portfolio securities; to purchase an underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities and to take advantage of liquidity available in the options market.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$5,536	Receivables and other assets net of liabilities	$(319,573)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	3,425	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(1,189)

Total		$8,961		$(320,762)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$ 1,827	$ —
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(10,830,627)	(588,722)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	73,476	36,321
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	20,765	(268,971)

Total		$(10,734,559)	$(821,372)

LVIP Blended Mid Cap Managed Volatility Fund–19

LVIP Blended Mid Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$9,904,639	$67,651,727
Foreign currency exchange contracts (average cost)	2,082	1,830
Options contracts (average value)	16,592	4,492

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to the offsetting provisions.

6. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Blended Mid Cap Managed Volatility Fund–20

LVIP Clarion Global Real Estate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Clarion Global Real Estate Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Clarion Global Real Estate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$983.00	0.77%	$3.79
Service Class Shares	1,000.00	981.80	1.02%	5.01

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.98	0.77%	$3.86
Service Class Shares	1,000.00	1,019.74	1.02%	5.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets
Common Stock	99.05%
Australia	4.70%
Belgium	0.26%
Canada	1.72%
France	1.96%
Germany	4.20%
Hong Kong	9.45%
Ireland	0.66%
Japan	9.72%
Norway	0.41%
Singapore	2.35%
Spain	1.53%
Sweden	3.18%
United Kingdom	5.37%
United States	53.54%
Money Market Fund	0.75%
Total Value of Securities	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Diversified Real Estate Activities	7.92%
Diversified REITs	7.50%
Health Care Facilities	0.59%
Health Care REITs	1.03%
Hotel & Resort REITs	2.18%
Hotel, Resorts & Cruise Lines	2.83%
Industrial REITs	8.10%
Office REITs	12.43%
Real Estate Development	5.43%
Real Estate Operating Companies	10.87%
Residential REITs	11.04%
Retail REITs	17.34%
Specialized REITs	11.79%
Total	99.05%

REITs - Real Estate Investment Trusts

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Simon Property Group	4.70%
CK Asset Holdings	4.41%
Prologis	3.84%
Extra Space Storage	3.36%
Vonovia	3.08%
Mitsui Fudosan	3.04%
Alexandria Real Estate Equities	2.85%
Hilton Worldwide Holdings	2.49%
Equinix	2.40%
Essex Property Trust	2.36%
Total	32.53%

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.05%
Australia–4.70%
†=pBGP Holdings	4,536,115	$0
Goodman Group	347,136	2,471,359
GPT Group	1,199,604	4,492,101
Mirvac Group	5,199,594	8,350,072
Scentre Group	3,226,780	10,483,226

		25,796,758

Belgium–0.26%
Warehouses De Pauw CVA	11,525	1,458,944

		1,458,944

Canada–1.72%
Chartwell Retirement Residences	276,387	3,222,921
First Capital Realty	197,200	3,099,039
SmartCentres Real Estate Investment Trust	134,900	3,132,771

		9,454,731

France–1.96%
Gecina	25,438	4,256,941
Klepierre	172,491	6,496,278

		10,753,219

Germany–4.20%
ADO Properties	61,063	3,320,164
Grand City Properties	107,884	2,801,949
Vonovia	355,859	16,938,720

		23,060,833

◾Hong Kong–9.45%
China Overseas Land & Investment	844,000	2,780,845
China Resources Land	830,000	2,798,193
CK Asset Holdings	3,052,300	24,237,571
Hongkong Land Holdings	888,200	6,350,630
Hysan Development	459,000	2,562,481
Link REIT	590,900	5,396,399
Sun Hung Kai Properties	168,300	2,539,859
Wheelock & Co.	750,000	5,224,266

		51,890,244

Ireland–0.66%
Green REIT	1,055,217	1,844,727
Hibernia REIT	1,047,694	1,805,882

		3,650,609

Japan–9.72%
AEON REIT Investment	2,289	2,640,160
Hulic	451,799	4,827,514
Japan Hotel REIT Investment	4,471	3,351,786
Kenedix Office Investment	770	4,784,898
Kenedix Retail REIT	603	1,332,738
Lasalle Logiport REIT	1,522	1,509,421
Mitsui Fudosan	691,100	16,691,518
Nippon Prologis REIT	1,614	3,350,018

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nomura Real Estate Holdings	189,300	$4,202,677
Orix JREIT	3,964	6,333,664
Tokyo Tatemono	317,200	4,357,686

		53,382,080

Norway–0.41%
Entra	163,424	2,231,332

		2,231,332

Singapore–2.35%
CapitaLand	2,382,900	5,526,579
City Developments	616,700	4,947,179
Mapletree Greater China Commercial Trust	2,886,599	2,415,209

		12,888,967

Spain–1.53%
Hispania Activos Inmobiliarios SOCIMI	132,643	2,823,836
Inmobiliaria Colonial SOCIMI	208,571	2,305,383
Lar Espana Real Estate SOCIMI	144,868	1,617,331
Merlin Properties SOCIMI	114,302	1,662,517

		8,409,067

Sweden–3.18%
Castellum	403,969	6,546,582
Fabege	391,480	4,671,492
Kungsleden	294,586	2,032,592
Pandox	112,023	1,903,581
Wihlborgs Fastigheter	202,324	2,341,124

		17,495,371

United Kingdom–5.37%
Derwent London	85,838	3,518,623
Grainger	490,705	1,994,632
Hammerson	742,985	5,124,378
Land Securities Group	448,120	5,659,167
Segro	1,023,703	9,043,808
UNITE Group	364,947	4,146,910

		29,487,518

United States–53.54%
Alexandria Real Estate Equities	124,216	15,672,333
American Campus Communities	89,468	3,836,388
AvalonBay Communities	22,389	3,848,445
Brixmor Property Group	400,216	6,975,765
Columbia Property Trust	200,518	4,553,764
Cousins Properties	661,865	6,413,472
CubeSmart	287,830	9,273,883
CyrusOne	132,316	7,721,962
DiamondRock Hospitality	367,232	4,509,609
Douglas Emmett	250,319	10,057,817
Duke Realty	191,493	5,559,042
Equinix	30,604	13,156,353
Equity Residential	191,320	12,185,171

LVIP Clarion Global Real Estate Fund–3

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Essex Property Trust	54,164	$12,948,987
Extra Space Storage	184,642	18,429,118
Gaming and Leisure Properties	152,816	5,470,813
Healthcare Trust of America Class A	209,451	5,646,799
Hilton Worldwide Holdings	172,479	13,653,438
Host Hotels & Resorts	73,964	1,558,421
Hudson Pacific Properties	152,501	5,403,110
Invitation Homes	445,659	10,276,896
Iron Mountain	127,473	4,462,830
Kilroy Realty	61,234	4,631,740
Macerich	180,047	10,232,071
MGM Growth Properties Class A	84,604	2,577,038
Mid-America Apartment Communities	87,645	8,823,222
Piedmont Office Realty Trust Class A Class A	224,677	4,477,813
Prologis	320,995	21,086,161
Regency Centers	165,813	10,293,671
Simon Property Group	151,574	25,796,373
STORE Capital	188,349	5,160,763
Sun Communities	46,729	4,573,834
Taubman Centers	124,630	7,323,259
Tier REIT	52,500	1,248,450
VICI Properties	301,694	6,226,964

		294,065,775

Total Common Stock (Cost $486,841,152)		544,025,448

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	4,128,292	$4,128,292

Total Money Market Fund (Cost $4,128,292)		4,128,292

TOTAL VALUE OF SECURITIES–99.80% (Cost $490,969,444)	$548,153,740
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,115,743

NET ASSETS APPLICABLE TO 58,419,395 SHARES OUTSTANDING–100.00%	$549,269,483

NET ASSET VALUE PER SHARE–LVIP CLARION GLOBAL REAL ESTATE FUND STANDARD CLASS ($438,340,387 / 46,512,319 Shares)	$9.424

NET ASSET VALUE PER SHARE–LVIP CLARION GLOBAL REAL ESTATE FUND SERVICE CLASS ($110,929,096 / 11,907,076 Shares)	$9.316

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$493,699,775
Distributions in excess of net investment income	(167,907)
Accumulated net realized loss on investments	(1,444,079)
Net unrealized appreciation of investments, foreign currencies and derivatives	57,181,694

TOTAL NET ASSETS	$549,269,483

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

◾	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

★

Includes $384,923 payable for fund shares redeemed, $16,886,491 payable for securities purchased, $323,490 due to manager and affiliates, and $57,069 other accrued expenses payable as of June 30, 2018.

LVIP Clarion Global Real Estate Fund–4

LVIP Clarion Global Real Estate Fund

Statement of Net Assets (continued)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted security was $0, which represented 0% of the Fund’s net assets.

Restricted Security

Investment	Date of Acquisition	Cost	Value
BGP Holdings	8/6/09	$—	$—

The following foreign currency exchange contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	AUD	(1,647,501)	USD	1,209,743	7/2/18	$ —	$ (9,490)
BBH	AUD	462,680	USD	(341,897)	7/3/18	509	—
BBH	CAD	77,305	USD	(58,667)	7/3/18	139	—
BBH	EUR	67,297	USD	(77,971)	7/2/18	635	—
BBH	EUR	(54,528)	USD	63,636	7/3/18	—	(60)
BBH	GBP	(54,355)	USD	71,134	7/2/18	—	(610)
BBH	GBP	286,353	USD	(377,757)	7/3/18	223	—
BNYM	JPY	(14,736,037)	USD	133,256	7/3/18	124	—

Total Foreign Currency Exchange Contracts						$1,630	$(10,160)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

Summary of Abbreviations:

AUD–Australian Dollar

BBH–Brown Brothers Harriman & Co.

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

EUR–Euro

GBP–British Pound Sterling

JPY–Japanese Yen

REIT–Real Estate Investment Trust

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–5

LVIP Clarion Global Real Estate Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$7,643,577
Foreign tax withheld	(448,068)

7,195,509

EXPENSES:
Management fees	1,498,727
Distribution fees-Service Class	137,778
Shareholder servicing fees	63,282
Accounting and administration expenses	52,113
Custodian fees	24,945
Professional fees	21,141
Reports and statements to shareholders	19,640
Trustees’ fees and expenses	6,113
Pricing fees	5,262
Consulting fees	997
Other	1,472

1,831,470
Less:
Management fees waived	(19,677)
Expenses paid indirectly	(64)

Total operating expenses	1,811,729

NET INVESTMENT INCOME	5,383,780

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	9,411,637
Foreign currencies	38,254
Foreign currency exchange contracts	(157,222)

Net realized gain	9,292,669

Net change in unrealized appreciation (depreciation) of:
Investments	(20,370,567)
Foreign currencies	(2,767)
Foreign currency exchange contracts	(7,108)

Net change in unrealized appreciation (depreciation)	(20,380,442)

NET REALIZED AND UNREALIZED LOSS	(11,087,773)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,703,993)

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,383,780	$9,458,744
Net realized gain	9,292,669	27,879,132
Net change in unrealized appreciation (depreciation)	(20,380,442)	3,749,901

Net increase (decrease) in net assets resulting from operations	(5,703,993)	41,087,777

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(12,358,619)
Service Class	—	(4,605,586)

	—	(16,964,205)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	183,185,090	31,989,893
Service Class	6,448,857	12,823,301
Reinvestment of dividends and distributions:
Standard Class	—	12,358,619
Service Class	—	4,605,586

	189,633,947	61,777,399

Cost of shares redeemed:
Standard Class	(37,947,241)	(53,375,014)
Service Class	(9,366,566)	(18,543,365)

	(47,313,807)	(71,918,379)

Increase (Decrease) in net assets derived from capital share transactions	142,320,140	(10,140,980)

NET INCREASE IN NET ASSETS	136,616,147	13,982,592
NET ASSETS:
Beginning of period	412,653,336	398,670,744

End of period	$549,269,483	$412,653,336

Distributions in excess of net investment income	$(167,907)	$(5,551,687)

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–6

LVIP Clarion Global Real Estate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Standard Class
	Six Month Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.587	$9.024	$9.306	$9.732	$8.778	$8.497

Income (loss) from investment operations:
Net investment income[2]	0.116	0.229	0.203	0.157	0.212	0.156
Net realized and unrealized gain (loss)	(0.279)	0.746	(0.089)	(0.288)	1.000	0.125

Total from investment operations	(0.163)	0.975	0.114	(0.131)	1.212	0.281

Less dividends and distributions from:
Net investment income	—	(0.412)	(0.396)	(0.295)	(0.258)	—

Total dividends and distributions	—	(0.412)	(0.396)	(0.295)	(0.258)	—

Net asset value, end of period	$9.424	$9.587	$9.024	$9.306	$9.732	$8.778

Total return[3]	(1.70% )	10.87%	1.18%	(1.22% )	13.89%	3.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$438,340	$296,649	$288,333	$297,101	$459,143	$359,296
Ratio of expenses to average net assets	0.77%	0.78%	0.75%	0.74%	0.73%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.78%	0.75%	0.74%	0.81%	1.03%
Ratio of net investment income to average net assets	2.53%	2.44%	2.14%	1.61%	2.25%	1.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.52%	2.44%	2.14%	1.61%	2.17%	1.51%
Portfolio turnover	68%	89%	45%	51%	33%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–7

LVIP Clarion Global Real Estate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Clarion Global Real Estate Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.489	$8.937	$9.219	$9.643	$8.681	$8.425

Income (loss) from investment operations:
Net investment income[2]	0.103	0.203	0.177	0.130	0.186	0.133
Net realized and unrealized gain (loss)	(0.276)	0.738	(0.086)	(0.283)	0.989	0.123

Total from investment operations	(0.173)	0.941	0.091	(0.153)	1.175	0.256

Less dividends and distributions from:
Net investment income	—	(0.389)	(0.373)	(0.271)	(0.213)	—

Total dividends and distributions	—	(0.389)	(0.373)	(0.271)	(0.213)	—

Net asset value, end of period	$9.316	$9.489	$8.937	$9.219	$9.643	$8.681

Total return[3]	(1.82% )	10.58%	0.94%	(1.47% )	13.60%	3.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110,929	$116,005	$110,338	$117,960	$118,790	$112,568
Ratio of expenses to average net assets	1.02%	1.03%	1.00%	0.99%	0.98%	1.02%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.03%	1.00%	0.99%	1.06%	1.28%
Ratio of net investment income to average net assets	2.28%	2.19%	1.89%	1.36%	2.00%	1.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.27%	2.19%	1.89%	1.36%	1.92%	1.26%
Portfolio turnover	68%	89%	45%	51%	33%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Clarion Global Real Estate Fund–8

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Clarion Global Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 pm. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Clarion Global Real Estate Fund–9

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $47,500 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.73% of the first $250 million of the average net assets of the Fund; and 0.63% of the average net assets of the Fund in excess of $250 million. The fee is calculated daily and paid monthly.
Effective April 1, 2018, LIAC has contractually agreed to waive portion of its advisory fee as follows: 0.00% of the first $200 million of the Fund’s average daily net assets; 0.05% of the next $50 million; 0.025% of the next $250 million; 0.00% of the next $250 million; 0.05% of the next $250 million; and 0.00% of the Fund’s average daily net assets in excess of $1 billion. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

CBRE Clarion Securities LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$11,805
Legal	2,352

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,685 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized

LVIP Clarion Global Real Estate Fund–10

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$286,954
Distribution fees payable to LFD	22,797
Printing and mailing fees payable to Lincoln Life	1,154
Shareholder servicing fees payable to Lincoln Life	12,585

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$445,140,781
Sales	297,020,826

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation

(depreciation) of investments and derivatives for the Fund for were as follows:

Cost of investments and derivatives	$490,969,444

Aggregate unrealized appreciation of investments and derivatives	$66,997,252
Aggregate unrealized depreciation of investments and derivatives	(9,821,486)

Net unrealized appreciation of investments and derivatives	$57,175,766

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Clarion Global Real Estate Fund–11

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$25,796,758	$—	$—	$25,796,758
Belgium	1,458,944	—	—	1,458,944
Canada	9,454,731	—	—	9,454,731
France	10,753,219	—	—	10,753,219
Germany	23,060,833	—	—	23,060,833
Hong Kong	51,890,244	—	—	51,890,244
Ireland	3,650,609	—	—	3,650,609
Japan	53,382,080	—	—	53,382,080
Norway	2,231,332	—	—	2,231,332
Singapore	12,888,967	—	—	12,888,967
Spain	8,409,067	—	—	8,409,067
Sweden	17,495,371	—	—	17,495,371
United Kingdom	29,487,518	—	—	29,487,518
United States	294,065,775	—	—	294,065,775
Money Market Fund	4,128,292	—	—	4,128,292

Total Investments	$548,153,740	$—	$—	$548,153,740

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$1,630	$—	$1,630

Liabilities:
Foreign Currency Exchange Contracts	$—	$(10,160)	$—	$(10,160)

The value of Level 3 investments was zero at the end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Clarion Global Real Estate Fund–12

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

4 Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	19,623,793	3,410,383
Service Class	705,205	1,384,725
Shares reinvested:
Standard Class	—	1,298,054
Service Class	—	488,758

	20,328,998	6,581,920

Shares redeemed:
Standard Class	(4,052,849)	(5,719,526)
Service Class	(1,022,693)	(1,995,660)

	(5,075,542)	(7,715,186)

Net increase (decrease)	15,253,456	(1,133,266)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,630	Receivables and other assets net of liabilities	$(10,160)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(157,222)	$(7,108)

LVIP Clarion Global Real Estate Fund–13

LVIP Clarion Global Real Estate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,684,206	$956,745

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1. Restricted security has been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Clarion Global Real Estate Fund–14

LVIP ClearBridge Large Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP ClearBridge Large Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP ClearBridge Large Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,008.80	0.10%	$0.50
Service Class Shares	1,000.00	1,007.10	0.45%	2.24

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP ClearBridge Large Cap Managed Volatility Fund–1

LVIP ClearBridge Large Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	76.22%
Equity Funds	76.22%
Unaffiliated Investments	23.39%
Equity Funds	18.81%
Money Market Fund	4.58%
Total Value of Securities	99.61%
Receivables and Other Assets Net of Liabilities	0.39%
Total Net Assets	100.00%

LVIP ClearBridge Large Cap Managed Volatility Fund–2

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–76.22%
INVESTMENT COMPANIES–76.22%
Equity Funds–76.22%
ClearBridge® – Variable Aggressive Growth Portfolio	2,037,361	$57,840,689
Variable Appreciation Portfolio	1,346,327	56,586,124

		114,426,813

Total Affiliated Investments (Cost $104,392,669)		114,426,813

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–23.39%
INVESTMENT COMPANIES–23.39%
Equity Funds–18.81%
*QS Batterymarch® – U.S. Large Cap Equity Fund	709,838	$14,061,896
*QS Batterymarch Insurance Series® – Global Dividend Fund	1,107,784	14,168,563

		28,230,459

Money Market Fund–4.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	6,877,423	6,877,423

Total Unaffiliated Investments (Cost $31,644,213)		35,107,882

TOTAL VALUE OF SECURITIES–99.61% (Cost $136,036,882)	149,534,695
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	579,252

NET ASSETS APPLICABLE TO 14,048,937 SHARES OUTSTANDING–100.00%	$150,113,947

*	Institutional Class shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	British Pound	$165,450	$166,568	9/18/18	$—	$(1,118)
1	Euro	146,706	146,059	9/18/18	647	—
1	Japanese Yen	113,344	113,703	9/18/18	—	(359)

					647	(1,477)

Equity Contracts:
37	E-mini S&P 500 Index	5,034,960	5,136,184	9/22/18	—	(101,224)
3	E-mini S&P MidCap 400 Index	586,830	597,066	9/24/18	—	(10,236)
7	Euro STOXX 50 Index	277,201	285,715	9/24/18	—	(8,515)
1	FTSE 100 Index	100,321	100,606	9/24/18	—	(285)
1	Nikkei 225 Index (OSE)	201,328	201,062	9/14/18	266	—

					266	(120,260)

Total Futures Contracts					$913	$(121,737)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP ClearBridge Large Cap Managed Volatility Fund–3

LVIP ClearBridge Large Cap Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–4

LVIP ClearBridge Large Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$114,426,813
Unaffiliated investments, at value	35,107,882
Receivable for fund shares sold	392,929
Cash collateral held at broker for futures contracts	267,147
Receivable for investment companies sold	80,515
Variation margin due from broker on futures contracts	11,542
Dividends receivable	8,969
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	5,503

TOTAL ASSETS	150,301,300

LIABILITIES:
Payable for fund shares redeemed	67,293
Due to custodian	54,429
Due to manager and affiliates	50,325
Other accrued expenses payable	15,306

TOTAL LIABILITIES	187,353

TOTAL NET ASSETS	$150,113,947

Affiliated investments, at cost	$104,392,669
Unaffiliated investments, at cost	$31,644,213

Standard Class:
Net Assets	$1,290,910
Shares Outstanding	120,572
Net Asset Value Per Share	$10.707

Service Class:
Net Assets	$148,823,037
Shares Outstanding	13,928,365
Net Asset Value Per Share	$10.685

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$135,940,820
Accumulated net investment loss	(48,354)
Accumulated net realized gain on investments	844,532
Net unrealized appreciation of investments, foreign currencies and derivatives	13,376,949

TOTAL NET ASSETS	$150,113,947

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–5

LVIP ClearBridge Large Cap Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$229,321
Dividends from affiliated investments	35,582

264,903

EXPENSES:
Management fees	483,687
Distribution fees-Service Class	243,157
Shareholder servicing fees	20,329
Accounting and administration expenses	19,711
Professional fees	16,040
Reports and statements to shareholders	8,240
Trustees’ fees and expenses	2,009
Consulting fees	1,888
Custodian fees	911
Pricing fees	108
Other	505

796,585
Less:
Management fees waived	(462,657)
Expenses reimbursed	(20,654)
Expenses paid indirectly	(17)

Total operating expenses	313,257

NET INVESTMENT LOSS	(48,354)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from affiliated investments	1,258,960
Distributions from unaffiliated investments	99,975
Sale of affiliated investments	(268,557)
Sale of unaffiliated investments	(6,933)
Foreign currencies	(17,922)
Futures contracts	(2,618,675)

Net realized loss	(1,553,152)

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	2,678,732
Unaffiliated investments	83,047
Foreign currencies	(37)
Futures contracts	(199,593)

Net change in unrealized appreciation (depreciation)	2,562,149

NET REALIZED AND UNREALIZED GAIN	1,008,997

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$960,643

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(48,354)	$805,032
Net realized gain (loss)	(1,553,152)	5,896,455
Net change in unrealized appreciation (depreciation)	2,562,149	11,433,675

Net increase in net assets resulting from operations	960,643	18,135,162

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(12,413)
Service Class	—	(861,570)
Net realized gain:
Standard Class	—	(33,054)
Service Class	—	(3,410,207)

	—	(4,317,244)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	100,781	249,282
Service Class	22,501,064	37,646,488
Reinvestment of dividends and distributions:
Standard Class	—	45,467
Service Class	—	4,271,777

	22,601,845	42,213,014

Cost of shares redeemed:
Standard Class	(89,235)	(102,954)
Service Class	(6,452,001)	(14,703,017)

	(6,541,236)	(14,805,971)

Increase in net assets derived from capital share transactions	16,060,609	27,407,043

NET INCREASE IN NET ASSETS	17,021,252	41,224,961
NET ASSETS:
Beginning of period	133,092,695	91,867,734

End of period	$150,113,947	$133,092,695

Accumulated net investment loss	$(48,354)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–6

LVIP ClearBridge Large Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP ClearBridge Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended		5/1/15[2] to 12/31/15
			12/31/17	12/31/16[3]

Net asset value, beginning of period	$10.613		$9.325	$9.290	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.015		0.108	0.107	0.142
Net realized and unrealized gain (loss)	0.079		1.573	0.240	(0.774)

Total from investment operations	0.094		1.681	0.347	(0.632)

Less dividends and distributions from:
Net investment income	—		(0.107)	(0.105)	(0.078)
Net realized gain	—		(0.286)	(0.207)	—

Total dividends and distributions	—		(0.393)	(0.312)	(0.078)

Net asset value, end of period	$10.707		$10.613	$9.325	$9.290

Total return[5]	0.88%		18.04%	3.78%	(6.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,291		$1,269	$936	$396
Ratio of expenses to average net assets[6]	0.10%		0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.79%		0.79%	0.81%	0.98%
Ratio of net investment income to average net assets	0.28%[7]		1.06%	1.16%	2.24%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41%	)[7]	0.37%	0.45%	1.36%
Portfolio turnover	4%		7%	9%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–7

LVIP ClearBridge Large Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended		5/1/15[2] to 12/31/15
			12/31/17	12/31/16[3]

Net asset value, beginning of period	$10.610		$9.325	$9.291	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.004)		0.072	0.075	0.120
Net realized and unrealized gain (loss)	0.079		1.570	0.238	(0.774)

Total from investment operations	0.075		1.642	0.313	(0.654)

Less dividends and distributions from:
Net investment income	—		(0.071)	(0.072)	(0.055)
Net realized gain	—		(0.286)	(0.207)	—

Total dividends and distributions	—		(0.357)	(0.279)	(0.055)

Net asset value, end of period	$10.685		$10.610	$9.325	$9.291

Total return[5]	0.71%		17.63%	3.42%	(6.54% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$148,823		$131,824	$90,932	$56,589
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.14%		1.14%	1.16%	1.33%
Ratio of net investment income (loss) to average net assets	(0.07%	)[7]	0.71%	0.81%	1.89%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.76%	)[7]	0.02%	0.10%	1.01%
Portfolio turnover	4%		7%	9%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–8

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers, primarily ClearBridge Funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2015-December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP ClearBridge Large Cap Managed Volatility Fund–9

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.69% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.66% of the average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$3,892
Legal	775

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,968 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares; the Standard Class and the Service Class. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP ClearBridge Large Cap Managed Volatility Fund–10

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$5,503
Management fees payable to LIAC	3,703
Distribution fees payable to LFD	42,840
Printing and mailing fees payable to Lincoln Life	202
Shareholder servicing fees payable to Lincoln Life	3,580

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–76.22%@
Equity Funds–76.22%@
ClearBridge - Variable Aggressive Growth Portfolio	$50,939,595	$7,536,709	$3,003,949	$(249,895)	$2,618,229	$57,840,689	2,037,361	$12,013	$824,232
ClearBridge - Variable Appreciation Portfolio	50,298,837	7,800,953	1,555,507	(18,662)	60,503	56,586,124	1,346,327	23,569	434,728

Total	$101,238,432	$15,337,662	$4,559,456	$(268,557)	$2,678,732	$114,426,813		$35,582	$1,258,960

@	As a percentage of Net Assets as of June 30, 2018.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$19,237,996
Sales	5,520,710

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$136,036,882

Aggregate unrealized appreciation of investments and derivatives	$13,498,726
Aggregate unrealized depreciation of investments and derivatives	(121,737)

Net unrealized appreciation of investments and derivatives	$13,376,989

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP ClearBridge Large Cap Managed Volatility Fund–11

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$114,426,813
Unaffiliated Investment Companies	35,107,882

Total Investments	$149,534,695

Derivatives:
Assets:
Futures Contracts	$913

Liabilities:
Futures Contracts	$(121,737)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	9,321	25,019
Service Class	2,101,908	3,721,058
Shares reinvested:
Standard Class	—	4,281
Service Class	—	402,574

	2,111,229	4,152,932

Shares redeemed:
Standard Class	(8,299)	(10,067)
Service Class	(598,346)	(1,450,261)

	(606,645)	(1,460,328)

Net increase	1,504,584	2,692,604

5. Derivatives

U.S. GAAP requires disclosures that enables shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or

LVIP ClearBridge Large Cap Managed Volatility Fund–12

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	$647	Variation margin due from broker on futures contracts	$(1,477)
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	266	Variation margin due from broker on futures contracts	(120,260)

Total		$913		$(121,737)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were open through June 30, 2018. Only the current day’s variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,618,675)	$(188,718)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	—	(10,875)

Total		$(2,618,675)	$(199,593)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$2,096,165	$22,942,761

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP ClearBridge Large Cap Managed Volatility Fund–13

LVIP ClearBridge Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP ClearBridge Large Cap Managed Volatility Fund–14

LVIP Delaware Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Delaware Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$985.20	0.38%	$1.87
Service Class Shares	1,000.00	983.50	0.73%	3.59

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.91	0.38%	$1.91
Service Class Shares	1,000.00	1,021.17	0.73%	3.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Security Type/Sector Allocation and Credit Quality Ratings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	12.30%
Agency Commercial Mortgage-Backed Securities	1.42%
Agency Mortgage-Backed Securities	21.07%
Corporate Bonds	31.06%
Aerospace & Defense	0.32%
Agriculture	0.19%
Airlines	0.14%
Auto Manufacturers	0.80%
Banks	7.40%
Beverages	0.28%
Building Materials	0.14%
Chemicals	1.03%
Commercial Services	0.06%
Computers	0.30%
Construction & Engineering	0.06%
Containers & Packaging	0.07%
Diversified Financial Services	1.57%
Electric	3.84%
Electronics	0.22%
Food	0.48%
Gas	0.10%
Health Care Products	0.27%
Health Care Services	0.06%
Holding Companies Diversified	0.05%
Insurance	1.06%
Internet	0.25%
Investment Companies	0.04%
Iron & Steel	0.06%
Leisure Time	0.15%
Lodging	0.05%
Machinery	0.29%
Manufacturing	0.17%
Media	1.19%
Mining	1.01%
Oil & Gas	0.74%
Paper & Forest Products	0.31%
Pharmaceuticals	0.91%
Pipelines	2.32%
Real Estate Investment Trusts	1.02%
Retail	0.12%
Savings & Loans	0.17%
Semiconductors	0.44%
Software	0.43%
Telecommunications	2.18%
Transportation	0.22%
Trucking & Leasing	0.55%

Security Type/Sector	Percentage of Net Assets
Loan Agreements	2.03%
Municipal Bonds	0.46%
Non-Agency Asset-Backed Securities	8.10%
Non-Agency Collateralized Mortgage Obligations	1.40%
Non-Agency Commercial Mortgage-Backed Securities	6.34%
Regional Bonds	0.36%
Sovereign Bonds	0.05%
Supranational Bank	0.06%
U.S. Treasury Obligations	12.91%
Preferred Stock	0.23%
Short-Term Investments	5.51%
Total Value of Securities	103.30%
Liabilities Net of Receivables and Other Assets	(3.30%)
Total Net Assets	100.00%
Credit Quality Ratings (as a % of fixed income investments)*
U.S. Government	46.28%
AAA	13.39%
AA	3.59%
A	8.66%
BBB	17.62%
BB	2.70%
B	0.16%
CCC	0.03%
Non-Rated	2.23%
Short-Term Investments	5.34%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or Fitch Inc. (“Fitch”). U.S. Treasury Obligation, U.S. Agency Obligation, Agency Mortgage-Backed, Agency Commercial Mortgage-Backed and Agency Collateralized Mortgage Obligation securities appear under “U.S. Government”. Discount notes, commercial papers and certificate of deposits appear under “Short-Term Investments”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–12.30%
Fannie Mae Connecticut Avenue Securities
•Series 2016-C04 1M1 3.541% (LIBOR01M + 1.45%) 1/25/29	2,587,197	$2,607,152
•Series 2017-C01 1M1 3.391% (LIBOR01M + 1.30%) 7/25/29	2,646,888	2,666,603
•Series 2017-C04 2M2 4.941% (LIBOR01M + 2.85%) 11/25/29	2,850,000	2,966,495
•Series 2018-C01 1M2 4.341% (LIBOR01M + 2.25%) 7/25/30	4,320,000	4,347,397
•Series 2018-C02 2M2 4.291% (LIBOR01M + 2.20%) 8/25/30	3,500,000	3,487,253
•Series 2018-C03 1M2 4.241% (LIBOR01M + 2.15%) 10/25/30	3,430,000	3,408,855
Fannie Mae Interest Strip
•*Series 413 167 4.50% 7/25/42	71,212	18,243
*Series 418 C12 3.00% 8/25/33	14,210,759	1,863,111
*Series 419 C3 3.00% 11/25/43	2,590,626	516,644
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	1,672	1,842
Series 2003-38 MP 5.50% 5/25/23	802,640	840,132
Series 2004-W11 1A2 6.50% 5/25/44	108,245	119,999
Series 2005-70 PA 5.50% 8/25/35	326,314	356,750
Series 2005-110 MB 5.50% 9/25/35	128,872	131,990
Series 2007-40 PT 5.50% 5/25/37	97,138	104,950
•*Series 2008-15 SB 4.509% (6.60% minus LIBOR01M) 8/25/36	714,879	117,197
Series 2009-11 MP 7.00% 3/25/49	33,858	38,059
Series 2010-41 PN 4.50% 4/25/40	321,000	333,746
Series 2010-43 HJ 5.50% 5/25/40	14,809	16,164
Series 2010-96 DC 4.00% 9/25/25	154,495	163,363
*Series 2011-101 EI 3.50% 10/25/26	5,307,210	506,154
Series 2011-134 PA 4.00% 9/25/40	102,667	104,043

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2012-44 IK 3.50% 12/25/31	1,197,199	$126,981
•*Series 2012-51 SA 4.409% (6.50% minus LIBOR01M) 5/25/42	3,393,180	727,708
Series 2012-83 LB 2.50% 8/25/42	1,224,543	1,082,356
*Series 2012-95 HI 3.00% 8/25/27	34,677,443	2,938,265
*Series 2012-98 DI 3.50% 9/25/27	7,800,058	806,647
*Series 2012-98 KI 3.50% 7/25/27	15,146,168	1,467,483
*Series 2012-99 AI 3.50% 5/25/39	2,900,142	301,648
*Series 2012-102 IB 3.50% 9/25/27	2,176,085	243,463
*Series 2012-105 AI 3.50% 10/25/39	3,698,698	416,928
*Series 2012-115 MI 3.50% 3/25/42	1,573,178	194,408
*Series 2012-118 AI 3.50% 11/25/37	6,594,046	723,211
*Series 2012-120 WI 3.00% 11/25/27	6,966,711	673,239
•*Series 2012-122 SD 4.009% (6.10% minus LIBOR01M) 11/25/42	8,200,432	1,470,324
*Series 2012-125 MI 3.50% 11/25/42	82,431	18,064
*Series 2012-128 IC 3.00% 11/25/32	12,331,586	1,615,855
*Series 2012-128 IY 3.00% 11/25/32	11,585,653	1,599,236
*Series 2012-132 AI 3.00% 12/25/27	8,701,950	794,840
*Series 2012-132 KI 3.00% 12/25/32	18,683,720	2,553,504
*Series 2012-137 AI 3.00% 12/25/27	29,631,332	2,687,846
*Series 2012-137 WI 3.50% 12/25/32	2,818,327	467,229
*Series 2012-138 DI 3.00% 12/25/27	5,532,438	475,356
•*Series 2012-139 NS 4.609% (6.70% minus LIBOR01M) 12/25/42	13,214,261	2,951,946
*Series 2012-144 EI 3.00% 1/25/28	4,019,713	350,776
*Series 2012-144 PI 3.50% 6/25/42	2,360,740	317,080

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2012-145 MZ 3.50% 1/25/43	1,432,509	$1,373,744
*Series 2012-146 IO 3.50% 1/25/43	10,842,211	2,190,848
*Series 2012-147 AI 3.00% 10/25/27	15,966,315	1,419,359
*Series 2012-148 IK 3.00% 1/25/33	6,455,611	896,861
*Series 2012-149 IC 3.50% 1/25/28	7,867,470	833,513
Series 2012-150 KC 2.50% 1/25/43	36,801	35,117
*Series 2013-1 YI 3.00% 2/25/33	9,856,561	1,320,925
Series 2013-2 LZ 3.00% 2/25/43	508,863	468,629
Series 2013-6 ZJ 3.00% 2/25/43	594,698	533,182
*Series 2013-7 EI 3.00% 10/25/40	4,689,839	634,483
*Series 2013-9 IO 3.00% 2/25/28	8,821,660	785,980
•*Series 2013-10 SJ 4.059% (6.15% minus LIBOR01M) 2/25/43	9,719,359	1,731,002
*Series 2013-18 EI 3.50% 3/25/33	30,147,621	4,562,957
*Series 2013-20 IH 3.00% 3/25/33	237,000	33,727
*Series 2013-23 IL 3.00% 3/25/33	662,097	93,108
*Series 2013-26 ID 3.00% 4/25/33	4,559,440	648,843
*Series 2013-28 EI 3.00% 4/25/28	9,000,021	727,067
Series 2013-28 YB 3.00% 4/25/43	142,000	132,809
*Series 2013-31 MI 3.00% 4/25/33	1,382,249	197,909
Series 2013-31 NT 3.00% 4/25/43	74,902	73,372
Series 2013-34 GP 3.00% 5/25/42	18,855,513	18,754,310
*Series 2013-35 IB 3.00% 4/25/33	7,111,561	937,866
*Series 2013-38 AI 3.00% 4/25/33	4,168,554	554,052
*Series 2013-41 HI 3.00% 2/25/33	8,747,873	969,402

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-43 IX 4.00% 5/25/43	16,803,314	$4,113,483
*Series 2013-44 DI 3.00% 5/25/33	13,518,374	1,935,945
Series 2013-44 Z 3.00% 5/25/43	1,414,937	1,291,806
*Series 2013-45 PI 3.00% 5/25/33	905,319	128,810
*Series 2013-49 AI 3.00% 5/25/33	4,872,843	617,414
*Series 2013-55 AI 3.00% 6/25/33	10,338,111	1,490,615
Series 2013-59 PY 2.50% 6/25/43	820,000	725,704
*Series 2013-60 CI 3.00% 6/25/31	26,708,516	2,465,987
Series 2013-62 PY 2.50% 6/25/43	716,000	625,743
*Series 2013-67 AI 3.00% 7/25/28	9,921,712	884,988
*Series 2013-69 IJ 3.00% 7/25/33	2,120,880	299,101
*Series 2013-69 IO 3.00% 11/25/31	5,011,304	483,892
*Series 2013-87 IW 2.50% 6/25/28	960,057	73,928
•*Series 2013-92 SA 3.859% (5.95% minus LIBOR01M) 9/25/43	19,694,440	3,676,040
Series 2013-94 GQ 3.00% 9/25/43	1,619,672	1,551,454
•*Series 2013-101 HS 4.409% (6.50% minus LIBOR01M) 10/25/43	27,377,961	6,202,778
•*Series 2013-103 SK 3.829% (5.92% minus LIBOR01M) 10/25/43	11,222,644	2,110,848
*Series 2014-21 ID 3.50% 6/25/33	48,153	6,904
*Series 2014-36 MI 3.50% 10/25/33	760,043	108,324
*Series 2014-64 IT 3.50% 6/25/41	1,740,766	185,292
Series 2014-67 GZ 2.00% 12/25/42	622,312	526,796
•*Series 2014-68 BS 4.059% (6.15% minus LIBOR01M) 11/25/44	5,350,139	1,007,989

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2014-72 KZ 3.00% 11/25/44	59,155	$52,470
*Series 2014-76 IO 3.50% 11/25/39	12,642,275	1,154,739
*Series 2014-77 AI 3.00% 10/25/40	93,794	10,822
*Series 2014-85 IB 3.00% 12/25/44	131,429	25,150
•*Series 2014-90 SA 4.059% (6.15% minus LIBOR01M) 1/25/45	35,934,931	6,563,867
*Series 2015-10 KI 3.00% 7/25/40	1,544,902	194,306
*Series 2015-27 IA 4.00% 6/25/43	1,502,729	253,576
•*Series 2015-27 SA 4.359% (6.45% minus LIBOR01M) 5/25/45	2,261,273	448,334
Series 2015-34 PZ 3.50% 6/25/45	452,556	435,340
Series 2015-40 GZ 3.50% 5/25/45	3,135,291	3,047,879
*Series 2015-44 AI 3.50% 1/25/34	4,982,896	791,255
Series 2015-44 Z 3.00% 9/25/43	7,168,737	6,808,851
*Series 2015-45 AI 3.00% 1/25/33	1,744,202	198,482
*Series 2015-56 MI 3.50% 10/25/41	3,060,697	480,581
*Series 2015-57 LI 3.50% 8/25/35	10,539,038	1,690,628
*Series 2015-59 CI 3.50% 8/25/30	4,052,564	392,672
*Series 2015-71 PI 4.00% 3/25/43	75,396	12,760
*Series 2015-85 BI 4.50% 9/25/43	88,926	18,005
Series 2015-89 AZ 3.50% 12/25/45	1,039,762	1,016,863
Series 2015-90 AZ 3.00% 6/25/41	95,082	86,568
•*Series 2015-95 SH 3.909% (6.00% minus LIBOR01M) 1/25/46	8,126,619	1,466,065
*Series 2016-2 HI 3.00% 12/25/41	75,474	10,960
*Series 2016-6 AI 3.50% 4/25/34	6,679,027	846,481
*Series 2016-17 BI 4.00% 2/25/43	75,479	12,761

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2016-23 AI 3.50% 2/25/41	2,862,147	$349,199
*Series 2016-30 CI 3.00% 5/25/36	5,429,443	765,405
*Series 2016-33 DI 3.50% 6/25/36	13,557,255	2,035,672
•*Series 2016-36 SB 3.909% (6.00% minus LIBOR01M) 3/25/43	4,454,168	589,567
*Series 2016-40 IO 3.50% 7/25/36	1,789,779	296,644
Series 2016-40 ZC 3.00% 7/25/46	2,348,596	2,136,357
*Series 2016-50 IB 3.00% 2/25/46	831,509	129,364
*Series 2016-51 LI 3.00% 8/25/46	16,200,346	2,573,407
*Series 2016-54 PI 3.00% 2/25/44	83,967	9,485
•*Series 2016-55 SK 3.909% (6.00% minus LIBOR01M) 8/25/46	6,877,032	1,342,728
*Series 2016-60 LI 3.00% 9/25/46	7,548,827	1,162,534
Series 2016-61 ML 3.00% 9/25/46	1,524,933	1,417,345
*Series 2016-62 IC 3.00% 3/25/43	21,978,426	2,576,579
•*Series 2016-62 SA 3.909% (6.00% minus LIBOR01M) 9/25/46	13,410,298	2,710,039
*Series 2016-64 CI 3.50% 7/25/43	6,492,605	890,669
*Series 2016-66 DI 3.00% 9/25/40	867,647	101,524
*Series 2016-71 PI 3.00% 10/25/46	4,153,127	632,517
Series 2016-72 AZ 3.00% 10/25/46	999,034	911,959
Series 2016-72 PZ 3.00% 10/25/46	492,140	431,867
•*Series 2016-74 GS 3.909% (6.00% minus LIBOR01M) 10/25/46	14,354,822	3,171,015
•*Series 2016-79 JS 3.959% (6.05% minus LIBOR01M) 11/25/46	16,945,582	3,494,538
Series 2016-79 NC 2.50% 9/25/45	617,253	537,112

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2016-83 PI 3.50% 7/25/45	1,664,780	$289,546
•*Series 2016-85 SA 3.909% (6.00% minus LIBOR01M) 11/25/46	14,524,646	2,982,350
*Series 2016-90 CI 3.00% 2/25/45	929,513	119,065
Series 2016-94 PZ 3.00% 12/25/46	2,396,958	2,189,239
*Series 2016-95 IO 3.00% 12/25/46	88,373	16,119
*Series 2016-99 DI 3.50% 1/25/46	4,125,637	772,194
*Series 2016-104 CI 3.50% 4/25/43	4,912,330	705,536
•*Series 2016-105 SA 3.909% (6.00% minus LIBOR01M) 1/25/47	9,087,393	1,755,924
*Series 2017-1 EI 3.50% 9/25/35	2,738,876	445,705
*Series 2017-4 AI 3.50% 5/25/41	6,785,264	829,605
*Series 2017-4 BI 3.50% 5/25/41	3,962,741	620,365
*Series 2017-6 NI 3.50% 3/25/46	831,577	154,674
Series 2017-8 BZ 3.00% 2/25/47	7,557,966	6,689,601
•*Series 2017-8 SG 3.909% (6.00% minus LIBOR01M) 2/25/47	11,963,754	2,314,021
Series 2017-10 LZ 3.00% 3/25/47	1,285,337	1,132,024
*Series 2017-11 EI 3.00% 3/25/42	11,887,039	1,772,441
*Series 2017-12 JI 3.50% 5/25/40	3,648,789	536,504
*Series 2017-14 AI 3.00% 9/25/42	1,160,925	177,687
Series 2017-15 NZ 3.50% 3/25/47	3,455,916	3,378,152
•*Series 2017-16 SM 3.959% (6.05% minus LIBOR01M) 3/25/47	13,826,870	2,682,514
Series 2017-16 UW 3.00% 7/25/45	819,494	782,660
*Series 2017-16 WI 3.00% 1/25/45	2,488,899	381,639

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2017-16 YT 3.00% 7/25/46	2,135,000	$2,082,862
Series 2017-16 YW 3.00% 3/25/47	506,000	472,807
*Series 2017-17 LI 3.00% 4/25/37	7,946,754	764,892
Series 2017-19 MD 3.00% 1/25/47	57,000	54,896
Series 2017-21 ZD 3.50% 4/25/47	12,536,396	12,136,907
*Series 2017-24 AI 3.00% 8/25/46	4,457,874	740,983
Series 2017-25 BL 3.00% 4/25/47	1,051,000	990,351
Series 2017-26 VZ 3.00% 4/25/47	5,782,570	5,227,319
Series 2017-27 EM 3.00% 4/25/47	517,112	483,424
Series 2017-28 Z 3.50% 4/25/47	591,275	583,409
Series 2017-39 CY 3.50% 5/25/47	5,538,000	5,477,680
Series 2017-40 GZ 3.50% 5/25/47	2,289,060	2,255,930
Series 2017-45 JZ 3.00% 6/25/47	792,245	696,561
Series 2017-45 ZK 3.50% 6/25/47	795,951	772,384
*Series 2017-46 JI 3.50% 1/25/43	7,205,227	984,980
Series 2017-46 VG 3.50% 4/25/38	1,341,000	1,326,508
•*Series 2017-61 SB 4.059% (6.15% minus LIBOR01M) 8/25/47	18,097,397	3,631,791
Series 2017-61 TB 3.00% 8/25/44	1,744,000	1,633,029
Series 2017-67 BZ 3.00% 9/25/47	913,527	800,889
•*Series 2017-69 SG 4.059% (6.15% minus LIBOR01M) 9/25/47	11,241,940	2,222,791
Series 2017-77 HZ 3.50% 10/25/47	3,064,277	3,007,395
*Series 2017-88 EI 3.00% 11/25/47	7,507,799	1,453,629
*Series 2017-88 IE 3.00% 11/25/47	12,636,262	2,435,604
Series 2017-94 CZ 3.50% 11/25/47	1,917,817	1,865,761

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2017-96 EZ 3.50% 12/25/47	3,400,322	$3,321,685
Series 2017-99 DZ 3.50% 12/25/47	5,523,678	5,224,658
*Series 2017-99 IE 3.00% 12/25/47	9,144,628	1,876,162
Series 2017-108 AZ 3.50% 1/25/58	2,666,629	2,521,308
Series 2018-8 MU 3.00% 2/25/48	5,490,000	5,131,431
*Series 2018-21 IO 3.00% 4/25/48	14,256,980	2,818,645
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	129,471	145,015
•Series 3232 KF 2.523% (LIBOR01M + 0.45%) 10/15/36	98,959	99,408
Series 3290 PE 5.50% 3/15/37	26,672	29,603
Series 3351 ZC 5.50% 7/15/37	1,898,678	2,067,670
Series 3656 PM 5.00% 4/15/40	4,341,003	4,646,651
Series 3662 ZB 5.50% 8/15/36	124,631	135,236
•Series 3800 AF 2.573% (LIBOR01M + 0.50%) 2/15/41	246,244	247,711
*Series 3939 EI 3.00% 3/15/26	8,130,328	451,056
*Series 4030 IL 3.50% 4/15/27	88,767	8,592
*Series 4050 EI 4.00% 2/15/39	6,628,309	697,122
*Series 4057 IL 3.00% 6/15/27	18,501,575	1,650,355
Series 4097 VY 1.50% 8/15/42	100,000	84,013
*Series 4100 EI 3.00% 8/15/27	13,711,507	1,254,756
*Series 4101 WI 3.50% 8/15/32	3,665,755	639,869
Series 4102 KG 2.50% 9/15/42	31,000	25,478
*Series 4109 AI 3.00% 7/15/31	15,247,679	1,890,452
*Series 4116 EI 3.00% 10/15/27	22,196,019	2,076,009
*Series 4120 IK 3.00% 10/15/32	8,612,238	1,238,253
*Series 4121 AI 3.50% 10/15/42	9,944,155	1,964,450
*Series 4122 LI 3.00% 10/15/27	125,242	12,218
*Series 4135 AI 3.50% 11/15/42	6,625,150	1,401,256
*Series 4135 NI 2.50% 7/15/42	3,536,147	419,218
Series 4136 EZ 3.00% 11/15/42	273,856	259,848
*Series 4139 IP 3.50% 4/15/42	2,342,930	306,363
Series 4142 HA 2.50% 12/15/32	113,362	110,588
*Series 4142 IO 3.00% 12/15/27	4,219,486	382,538
*Series 4145 LI 3.00% 12/15/27	19,986,278	1,851,229
*Series 4146 AI 3.00% 12/15/27	4,928,336	428,564
*Series 4146 IA 3.50% 12/15/32	4,435,676	698,154
Series 4150 PQ 2.50% 1/15/43	17,502	15,656
*Series 4150 UI 3.50% 8/15/32	10,485,035	1,160,344

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4158 ZT 3.00% 1/15/43	487,961	$444,577
•*Series 4159 KS 4.077% (6.15% minus LIBOR01M) 1/15/43	4,113,413	822,937
*Series 4161 IM 3.50% 2/15/43	2,472,313	564,946
Series 4163 CW 3.50% 4/15/40	573,815	576,434
Series 4171 MN 3.00% 2/15/43	120,000	112,331
Series 4171 Z 3.00% 2/15/43	1,848,878	1,705,992
Series 4180 ZB 3.00% 3/15/43	647,314	616,579
*Series 4181 DI 2.50% 3/15/33	4,196,876	519,804
•*Series 4184 GS 4.047% (6.12% minus LIBOR01M) 3/15/43	6,836,728	1,333,712
*Series 4185 LI 3.00% 3/15/33	3,482,621	507,548
*Series 4186 IB 3.00% 3/15/33	5,831,434	764,703
*Series 4186 JI 3.00% 3/15/33	8,056,365	971,373
*Series 4188 JI 3.00% 4/15/33	8,186,336	955,155
*Series 4191 CI 3.00% 4/15/33	1,410,713	201,444
Series 4210 Z 3.00% 5/15/43	119,740	109,516
*Series 4216 KI 3.50% 6/15/28	7,693,193	775,894
*Series 4217 HI 2.50% 6/15/28	259,927	22,054
*Series 4218 AI 3.00% 6/15/33	6,769,233	926,319
Series 4226 GZ 3.00% 7/15/43	298,950	275,434
*Series 4251 KI 2.50% 4/15/28	34,039	1,551
*Series 4278 HI 4.00% 12/15/28	403,284	41,674
*Series 4342 CI 3.00% 11/15/33	53,375	6,587
Series 4356 GZ 2.00% 1/15/43	1,034,470	849,759
*Series 4366 DI 3.50% 5/15/33	92,318	12,576
Series 4391 GZ 2.50% 12/15/40	76,872	71,131
Series 4408 BC 3.00% 11/15/44	156,000	144,799
Series 4419 DC 3.00% 12/15/44	88,000	82,723
*Series 4433 DI 3.00% 8/15/32	187,075	18,673
Series 4435 DY 3.00% 2/15/35	5,504,000	5,370,022
•*Series 4448 TS 1.521% 5/15/40	21,240,881	1,606,454
*Series 4449 PI 4.00% 11/15/43	81,352	15,809
*Series 4453 DI 3.50% 11/15/33	2,991,783	408,391
Series 4456 MZ 3.50% 3/15/45	515,332	497,106
Series 4457 KZ 3.00% 4/15/45	6,795,086	6,190,815
Series 4464 DA 2.50% 1/15/43	2,955,383	2,688,013
*Series 4476 GI 3.00% 6/15/41	85,199	10,894
*Series 4479 TI 4.00% 7/15/34	1,336,296	222,242
•*Series 4494 SA 4.107% (6.18% minus LIBOR01M) 7/15/45	1,871,665	356,615
*Series 4504 IO 3.50% 5/15/42	3,116,186	364,780
*Series 4518 CI 3.50% 6/15/42	555,607	71,401
*Series 4520 AI 3.50% 10/15/35	1,824,919	353,413
*Series 4527 CI 3.50% 2/15/44	8,799,491	1,564,792

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4531 PZ 3.50% 11/15/45	2,030,272	$2,006,923
*Series 4543 HI 3.00% 4/15/44	3,708,047	592,744
*Series 4546 AI 3.50% 1/15/31	11,268,184	1,380,402
Series 4554 MP 3.00% 2/15/46	2,252,500	2,160,630
*Series 4567 LI 4.00% 8/15/45	393,428	77,023
*Series 4574 AI 3.00% 4/15/31	69,367	8,769
*Series 4581 LI 3.00% 5/15/36	3,352,717	466,989
Series 4592 WT 5.50% 6/15/46	12,042,496	13,176,900
•*Series 4594 SG 3.927% (6.00% minus LIBOR01M) 6/15/46	346,250	74,598
*Series 4601 IN 3.50% 7/15/46	31,560,941	7,045,024
*Series 4610 IB 3.00% 6/15/41	19,274,178	2,400,649
Series 4614 HB 2.50% 9/15/46	3,937,000	3,504,526
•*Series 4618 SA 3.927% (6.00% minus LIBOR01M) 9/15/46	4,837,949	1,085,354
*Series 4623 IY 4.00% 10/15/46	89,482	19,270
Series 4623 LZ 2.50% 10/15/46	3,456,936	2,875,518
•*Series 4623 MS 3.927% (6.00% minus LIBOR01M) 10/15/46	3,059,596	603,470
Series 4623 MW 2.50% 10/15/46	3,955,000	3,543,391
*Series 4623 WI 4.00% 8/15/44	87,533	15,367
*Series 4625 BI 3.50% 6/15/46	13,278,355	2,819,928
Series 4625 PZ 3.00% 6/15/46	1,868,855	1,693,610
*Series 4627 PI 3.50% 5/15/44	10,933,290	1,594,479
Series 4629 KB 3.00% 11/15/46	1,273,000	1,181,057
•*Series 4631 GS 3.927% (6.00% minus LIBOR01M) 11/15/46	18,616,146	3,367,592
Series 4631 LJ 3.00% 3/15/41	1,112,077	1,067,688
Series 4636 NZ 3.00% 12/15/46	4,541,598	4,109,933
Series 4636 ZN 3.00% 12/15/46	2,848,174	2,499,511
Series 4640 LB 3.00% 9/15/43	13,304,069	12,664,763
*Series 4643 QI 3.50% 9/15/45	129,827	22,544
*Series 4644 GI 3.50% 5/15/40	5,047,079	718,190
Series 4648 MZ 3.00% 6/15/46	804,052	734,708
Series 4648 ND 3.00% 9/15/46	633,732	586,374
•*Series 4648 SA 3.927% (6.00% minus LIBOR01M) 1/15/47	10,268,638	2,166,321
Series 4650 JE 3.00% 7/15/46	740,000	703,945
Series 4653 VB 3.00% 4/15/40	959,208	930,717
*Series 4655 TI 3.00% 8/15/36	1,887,655	199,601
*Series 4655 WI 3.50% 8/15/43	3,944,951	675,244
*Series 4656 HI 3.50% 5/15/42	145,514	22,413
Series 4657 JZ 3.50% 2/15/47	901,023	871,907

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4657 NW 3.00% 4/15/45	1,002,318	$961,754
•*Series 4657 PS 3.927% (6.00% minus LIBOR01M) 2/15/47	10,005,328	1,944,931
*Series 4660 GI 3.00% 8/15/43	3,263,252	529,596
*Series 4663 AI 3.00% 3/15/42	7,481,473	1,059,209
Series 4663 HZ 3.50% 3/15/47	1,064,503	1,038,328
*Series 4664 DI 3.50% 11/15/43	2,285,977	342,847
Series 4664 ZC 3.00% 9/15/45	776,546	682,214
*Series 4665 NI 3.50% 7/15/41	20,720,160	2,721,773
*Series 4667 LI 3.50% 10/15/43	6,574,507	1,121,188
*Series 4673 WI 3.50% 9/15/43	4,745,926	743,337
•*Series 4675 KS 3.927% (6.00% minus LIBOR01M) 4/15/47	8,158,575	1,544,784
Series 4676 KZ 2.50% 7/15/45	2,284,605	1,912,167
•*Series 4681 WI 1.306% 8/15/33	23,544,673	1,393,593
*Series 4690 WI 3.50% 12/15/43	6,353,054	1,022,395
*Series 4693 EI 3.50% 8/15/42	3,342,482	511,973
*Series 4700 WI 3.50% 1/15/44	5,636,676	928,662
*Series 4703 CI 3.50% 7/15/42	10,068,047	1,376,945
Series 4738 TW 3.00% 11/15/46	859,000	821,959
Series 4753 EZ 3.50% 12/15/47	1,054,198	1,029,342
Series 4761 Z 3.50% 12/15/47	4,640,346	4,487,400
Freddie Mac Strips
•*Series 267 S5 3.927% (6.00% minus LIBOR01M) 8/15/42	8,399,349	1,485,341
•*Series 284 S6 4.027% (6.10% minus LIBOR01M) 10/15/42	67,220	12,751
*Series 290 IO 3.50% 11/15/32	2,548,433	426,292
•*Series 299 S1 3.927% (6.00% minus LIBOR01M) 1/15/43	6,529,046	1,085,203
•*Series 303 151 4.289% 12/15/42	56,282	13,007
•*Series 303 185 3.451% 1/15/43	68,244	15,044
*Series 304 C30 2.50% 12/15/27	24,519,592	1,951,509
*Series 304 C31 3.00% 12/15/27	8,703,102	762,692
*Series 304 C38 3.50% 12/15/27	4,618,644	422,770
•*Series 319 S2 3.927% (6.00% minus LIBOR01M) 11/15/43	9,735,683	1,816,372
•*Series 350 S5 1.281% 9/15/40	10,869,163	629,941
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.941% (LIBOR01M + 2.85%) 4/25/28	2,580,207	2,674,488

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2015-HQA1 M2 4.741% (LIBOR01M + 2.65%) 3/25/28	1,528,018	$1,556,351
•Series 2016-DNA3 M2 4.091% (LIBOR01M + 2.00%) 12/25/28	1,871,578	1,898,415
•Series 2016-DNA4 M2 3.391% (LIBOR01M + 1.30%) 3/25/29	1,700,000	1,718,222
•Series 2016-HQA2 M2 4.341% (LIBOR01M + 2.25%) 11/25/28	2,001,369	2,048,853
•Series 2017-DNA1 M2 5.341% (LIBOR01M + 3.25%) 7/25/29	3,500,000	3,771,848
•Series 2017-DNA3 M2 4.591% (LIBOR01M + 2.50%) 3/25/30	1,985,000	2,044,868
•Series 2017-HQA3 M2 4.441% (LIBOR01M + 2.35%) 4/25/30	4,930,000	5,041,099
•Series 2018-DNA1 M2 3.891% (LIBOR01M + 1.80%) 7/25/30	6,430,000	6,323,351
•=Series 2018-HQA1 M2 4.391% (LIBOR01M + 2.30%) 9/25/30	6,435,000	6,415,371
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	389,280	440,031
GNMA
Series 2010-113 KE 4.50% 9/20/40	6,673,009	7,067,602
•*Series 2011-157 SG 4.516% (6.60% minus LIBOR01M) 12/20/41	6,062,959	1,204,250
Series 2012-136 MX 2.00% 11/20/42	1,540,000	1,330,423
Series 2012-145 PY 2.00% 12/20/42	55,000	47,592
*Series 2013-22 IO 3.00% 2/20/43	2,402,896	456,218
Series 2013-79 KE 3.00% 5/20/43	4,000,000	3,798,212
Series 2013-113 AZ 3.00% 8/20/43	11,797,561	11,308,856
Series 2013-113 LY 3.00% 5/20/43	1,113,000	1,085,807
Series 2013-182 CZ 2.50% 12/20/43	2,271,451	2,018,769

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2014-12 ZA 3.00% 1/20/44	122,139	$113,713
Series 2014-12 ZB 3.00% 1/16/44	1,472,522	1,350,471
Series 2014-62 Z 3.00% 4/20/44	104,233	97,569
Series 2015-64 GZ 2.00% 5/20/45	4,145,494	3,196,726
*Series 2015-74 CI 3.00% 10/16/39	7,282,296	871,503
Series 2015-76 MZ 3.00% 5/20/45	2,268,155	2,172,647
*Series 2015-82 GI 3.50% 12/20/38	53,652	5,180
Series 2015-106 QZ 2.50% 7/20/45	3,870,938	3,263,949
*Series 2015-111 IH 3.50% 8/20/45	9,921,424	1,392,690
Series 2015-127 LM 3.00% 9/20/45	759,000	703,012
Series 2015-133 AL 3.00% 5/20/45	7,251,000	6,889,047
Series 2015-134 PZ 3.00% 9/20/45	2,360,718	2,089,674
*Series 2015-142 AI 4.00% 2/20/44	2,124,235	278,665
Series 2015-155 PZ 3.00% 10/20/45	3,536,579	3,228,967
Series 2015-157 HZ 3.00% 10/20/45	160,793	141,686
Series 2015-185 PZ 3.00% 12/20/45	1,639,308	1,571,485
Series 2016-5 GL 3.00% 7/20/45	343,000	326,930
Series 2016-54 MZ 3.00% 4/20/46	640,243	561,977
*Series 2016-75 JI 3.00% 9/20/43	25,763,581	3,777,312
Series 2016-80 JZ 3.00% 6/20/46	77,508	67,829
•*Series 2016-89 QS 3.966% (6.05% minus LIBOR01M) 7/20/46	6,884,910	1,441,149
•*Series 2016-108 SK 3.966% (6.05% minus LIBOR01M) 8/20/46	11,038,691	2,196,205
Series 2016-111 PB 2.50% 8/20/46	3,769,122	3,324,997
•*Series 2016-115 SA 4.016% (6.10% minus LIBOR01M) 8/20/46	18,062,004	3,472,800

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2016-116 GI 3.50% 11/20/44	14,273,333	$2,515,091
*Series 2016-118 DI 3.50% 3/20/43	32,267,493	4,551,459
•*Series 2016-118 ES 4.016% (6.10% minus LIBOR01M) 9/20/46	6,704,703	1,395,056
•*Series 2016-120 NS 4.016% (6.10% minus LIBOR01M) 9/20/46	15,783,260	3,213,195
•*Series 2016-121 JS 4.016% (6.10% minus LIBOR01M) 9/20/46	11,424,732	2,308,169
•*Series 2016-126 NS 4.016% (6.10% minus LIBOR01M) 9/20/46	7,539,809	1,547,389
Series 2016-134 MW 3.00% 10/20/46	629,000	614,456
•*Series 2016-146 KS 4.016% (6.10% minus LIBOR01M) 10/20/46	20,427,289	4,241,782
•*Series 2016-147 ST 3.966% (6.05% minus LIBOR01M) 10/20/46	6,355,550	1,283,875
*Series 2016-149 GI 4.00% 11/20/46	17,419,426	3,981,187
*Series 2016-156 AI 3.00% 12/20/42	5,426,917	662,872
Series 2016-156 PB 2.00% 11/20/46	2,342,000	1,860,190
*Series 2016-159 MI 3.00% 3/20/46	9,870,415	1,511,430
*Series 2016-160 GI 3.50% 11/20/46	9,267,070	2,188,463
•*Series 2016-160 GS 4.016% (6.10% minus LIBOR01M) 11/20/46	24,979,897	5,179,607
*Series 2016-160 IE 3.00% 6/20/46	26,661,593	4,227,875
Series 2016-160 VZ 2.50% 11/20/46	1,245,580	1,013,326
*Series 2016-161 MI 3.00% 3/20/46	4,307,819	642,612
Series 2016-161 ML 3.00% 11/20/46	1,263,539	1,174,570
*Series 2016-161 PI 3.50% 6/20/46	50,916,650	8,948,041
*Series 2016-163 MI 3.50% 11/20/46	6,733,214	869,720
*Series 2016-163 PI 3.50% 5/20/43	19,018,656	3,158,417

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2016-163 WZ 3.00% 11/20/46	4,285,563	$3,837,480
*Series 2016-163 XI 3.00% 10/20/46	10,424,871	1,452,688
Series 2016-167 QM 3.00% 4/20/46	232,000	221,879
Series 2016-170 MZ 3.00% 12/20/46	1,349,300	1,215,562
*Series 2016-171 IO 3.00% 7/20/44	14,926,438	2,023,156
*Series 2016-171 IP 3.00% 3/20/46	12,565,891	1,991,192
*Series 2016-172 IO 3.00% 4/20/46	5,149,115	761,200
Series 2017-2 Z 2.65% 1/20/46	2,500,319	2,366,452
Series 2017-4 BW 3.00% 1/20/47	732,000	701,008
*Series 2017-4 WI 4.00% 2/20/44	4,537,063	913,771
*Series 2017-10 IB 4.00% 1/20/47	8,430,927	1,879,368
Series 2017-10 KZ 3.00% 1/20/47	819,038	752,001
Series 2017-14 EZ 3.00% 1/20/47	158,591	139,333
Series 2017-17 BV 3.00% 4/20/40	251,000	247,689
Series 2017-17 BZ 3.00% 2/20/47	559,369	525,324
Series 2017-18 GM 2.50% 2/20/47	603,000	540,981
*Series 2017-18 IQ 4.00% 12/16/43	4,303,697	931,676
*Series 2017-18 QI 4.00% 3/16/41	7,188,798	1,346,910
•*Series 2017-18 QS 4.015% (6.10% minus LIBOR01M) 2/16/47	8,724,997	1,662,362
Series 2017-18 WY 3.00% 2/20/47	165,950	153,419
Series 2017-25 CZ 3.50% 2/20/47	3,238,445	3,209,159
Series 2017-25 WZ 3.00% 2/20/47	1,968,075	1,853,890
•*Series 2017-26 SA 4.016% (6.10% minus LIBOR01M) 2/20/47	8,399,316	1,588,468
Series 2017-33 PZ 3.00% 2/20/47	3,994,962	3,833,501

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2017-34 DY 3.50% 3/20/47	1,191,000	$1,192,071
Series 2017-45 JZ 3.50% 3/20/47	2,194,106	2,165,868
Series 2017-56 JZ 3.00% 4/20/47	2,944,731	2,662,367
•*Series 2017-56 QS 4.066% (6.15% minus LIBOR01M) 4/20/47	10,919,688	2,036,758
•*Series 2017-68 SB 4.066% (6.15% minus LIBOR01M) 5/20/47	16,512,967	2,834,528
•*Series 2017-80 AS 4.116% (6.20% minus LIBOR01M) 5/20/47	12,335,985	2,353,843
•*Series 2017-91 SM 4.116% (6.20% minus LIBOR01M) 6/20/47	7,460,518	1,461,490
*Series 2017-101 AI 4.00% 7/20/47	5,242,200	1,033,153
•*Series 2017-101 KS 4.116% (6.20% minus LIBOR01M) 7/20/47	8,522,437	1,607,996
•*Series 2017-101 SK 4.116% (6.20% minus LIBOR01M) 7/20/47	21,262,864	4,011,343
*Series 2017-101 TI 4.00% 3/20/44	8,025,140	1,309,404
Series 2017-107 QZ 3.00% 8/20/45	1,413,289	1,242,285
Series 2017-107 T 3.00% 1/20/47	3,836,844	3,727,162
Series 2017-113 LB 3.00% 7/20/47	3,730,000	3,489,370
*Series 2017-114 IK 4.00% 10/20/44	11,647,653	2,510,759
Series 2017-116 ZL 3.00% 6/20/47	2,831,717	2,518,355
•*Series 2017-117 SD 4.116% (6.20% minus LIBOR01M) 8/20/47	7,244,031	1,422,768
•*Series 2017-120 QS 4.116% (6.20% minus LIBOR01M) 8/20/47	9,224,925	1,852,821
Series 2017-121 CW 3.00% 8/20/47	3,103,000	2,860,205
Series 2017-130 BW 3.00% 4/20/47	1,216,877	1,130,988

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2017-130 YJ 2.50% 8/20/47	1,695,000	$ 1,522,347
*Series 2017-132 JI 3.00% 6/20/45	4,699,679	766,719
•*Series 2017-134 ES 4.116% (6.20% minus LIBOR01M) 9/20/47	13,309,732	2,465,697
*Series 2017-134 KI 4.00% 5/20/44	6,547,564	1,146,197
•*Series 2017-134 SD 4.116% (6.20% minus LIBOR01M) 9/20/47	20,436,590	4,125,138
•*Series 2017-134 SK 4.116% (6.20% minus LIBOR01M) 9/20/47	17,893,304	3,509,648
Series 2017-137 CZ 3.00% 9/20/47	8,258,515	7,936,853
*Series 2017-137 IO 3.00% 6/20/45	41,950,072	6,755,107
*Series 2017-141 IA 3.00% 3/20/46	46,072,816	7,066,377
•*Series 2017-141 JS 4.116% (6.20% minus LIBOR01M) 9/20/47	13,328,836	2,696,590
*Series 2017-144 EI 3.00% 12/20/44	11,289,084	1,755,149
Series 2017-144 MZ 2.50% 9/20/47	1,089,758	909,438
•*Series 2017-149 QS 4.116% (6.20% minus LIBOR01M) 10/20/47	17,007,209	3,015,882
Series 2017-156 LP 2.50% 10/20/47	989,424	858,843
•*Series 2017-163 HS 4.116% (6.20% minus LIBOR01M) 11/20/47	18,748,838	3,413,181
Series 2017-163 ZK 3.50% 11/20/47	877,713	848,709
*Series 2017-174 HI 3.00% 7/20/45	10,141,713	1,647,775
Series 2017-180 QB 2.50% 12/20/47	5,574,000	5,039,581
Series 2017-184 AL 3.00% 6/20/47	2,122,000	2,077,799
Series 2018-1 HB 2.50% 1/20/48	2,594,000	2,319,769
•*Series 2018-1 ST 4.116% (6.20% minus LIBOR01M) 1/20/48	16,753,434	3,397,988
Series 2018-8 VZ 3.00% 3/20/47	2,406,747	2,360,365

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2018-11 AI 3.00% 1/20/46	6,840,183	$1,181,730
Series 2018-14 ZE 3.50% 1/20/48	1,964,399	1,942,019
Series 2018-18 CZ 3.00% 2/20/48	5,842,083	5,153,883
Series 2018-22 LZ 3.00% 2/20/48	924,184	810,947
Series 2018-24 HZ 3.00% 2/20/48	705,006	636,919
Series 2018-34 TY 3.50% 3/20/48	1,221,000	1,176,335
•*Series 2018-37 SA 4.116% (6.20% minus LIBOR01M) 3/20/48	5,690,299	1,095,154
•*Series 2018-46 AS 4.116% (6.20% minus LIBOR01M) 3/20/48	19,945,527	4,121,067
Series 2018-63 BZ 3.00% 4/20/48	3,003,964	2,685,638

Total Agency Collateralized Mortgage Obligations (Cost $772,995,713)		776,057,094

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.42%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K058 A2 2.653% 8/25/26	8,100,000	7,719,398
FREMF Mortgage Trust
•Series 2010-K7 B 5.686% 4/25/20	7,620,000	7,898,839
•Series 2011-K14 B 5.358% 2/25/47	2,534,000	2,661,041
•Series 2011-K15 B 5.116% 8/25/44	7,798,000	8,131,697
•Series 2011-K704 B 4.634% 10/25/30	2,295,000	2,293,033
•Series 2012-K22 B 3.811% 8/25/45	7,781,000	7,830,792
•Series 2013-K26 B 3.721% 12/25/45	4,281,000	4,270,523
•Series 2013-K28 C 3.61% 6/25/46	730,000	720,251
•Series 2013-K33 B 3.616% 8/25/46	3,516,000	3,480,212
•Series 2013-K33 C 3.616% 8/25/46	700,000	688,142
•Series 2013-K712 B 3.477% 5/25/45	10,057,068	10,079,821
•Series 2013-K713 B 3.262% 4/25/46	1,860,000	1,858,545

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
•Series 2013-K713 C 3.262% 4/25/46	6,215,000	$6,182,913
•Series 2014-K717 B 3.752% 11/25/47	2,840,000	2,854,741
•Series 2014-K717 C 3.752% 11/25/47	1,000,000	993,978
•Series 2015-K47 B 3.709% 6/25/48	2,980,000	2,895,708
•Series 2015-K49 B 3.849% 10/25/48	5,245,000	5,139,868
•Series 2015-K721 C 3.681% 11/25/47	3,300,000	3,166,251
•Series 2016-K53 B 4.156% 3/25/49	1,950,000	1,942,360
•Series 2016-K722 B 3.966% 7/25/49	2,431,000	2,410,328
•Series 2016-K723 B 3.703% 11/25/23	3,800,000	3,715,298
•Series 2017-K71B 3.882% 11/25/50	2,990,000	2,858,661

Total Agency Commercial Mortgage-Backed Securities (Cost $90,887,303)		89,792,400

AGENCY MORTGAGE-BACKED SECURITIES–21.07%
Fannie Mae 3.00% 10/1/47	413,298	397,625
Fannie Mae ARM
•2.528% (LIBOR12M + 1.608%) 12/1/46	247,345	241,775
•2.903% (LIBOR12M + 1.60%) 7/1/45	41,704	41,535
•2.939% (LIBOR12M + 1.557%) 12/1/45	1,821,048	1,819,192
•2.959% (LIBOR12M + 1.61%) 4/1/46	3,459	3,434
•3.181% (LIBOR12M + 1.524%) 3/1/44	122,829	123,584
•3.202% (LIBOR12M + 1.546%) 4/1/44	78,936	79,449
Fannie Mae S.F. 30 yr
3.00% 8/1/46	250,623	243,314
3.00% 11/1/46	1,404,813	1,362,930
3.00% 4/1/47	316,888	307,434
4.50% 4/1/39	822,996	865,435
4.50% 5/1/39	11,881	12,491
4.50% 11/1/39	2,579,880	2,718,930
4.50% 1/1/40	527,426	557,577
4.50% 6/1/40	2,727,336	2,867,284
4.50% 7/1/40	2,853,008	2,976,868
4.50% 8/1/40	1,027,538	1,076,711
4.50% 11/1/40	61,429	64,632

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 1/1/41	23,080	$24,275
4.50% 4/1/41	52,360	55,091
4.50% 5/1/41	77,470	81,510
4.50% 6/1/41	6,347	6,677
4.50% 8/1/41	6,879,258	7,253,143
4.50% 9/1/41	275,986	290,380
4.50% 10/1/42	316,723	333,110
4.50% 10/1/43	72,030,899	75,778,156
4.50% 12/1/43	595,161	625,523
4.50% 2/1/44	38,503,037	40,497,860
4.50% 5/1/44	983	1,029
4.50% 6/1/44	395,652	415,002
4.50% 8/1/44	470	494
4.50% 10/1/44	7,765,902	8,136,560
4.50% 2/1/45	22,142	23,138
4.50% 11/1/45	9,350,214	9,742,546
4.50% 1/1/46	30,084	31,558
4.50% 2/1/46	106,719,284	112,267,310
4.50% 3/1/46	72,799,841	76,454,137
4.50% 4/1/46	18,983,264	19,867,880
4.50% 5/1/46	5,123,634	5,362,294
4.50% 7/1/46	7,194,387	7,512,344
4.50% 5/1/47	1,935,783	2,017,125
4.50% 8/1/47	33,228,191	34,692,125
5.00% 2/1/35	271,746	291,034
5.00% 12/1/35	863,323	930,207
5.00% 10/1/37	224,623	240,569
5.00% 3/1/39	26,723	28,667
5.00% 12/1/39	966,428	1,037,234
5.00% 1/1/40	4,308,656	4,644,310
5.00% 1/1/42	12,874,445	13,833,392
5.00% 6/1/44	11,291,189	12,167,913
5.00% 7/1/44	1,988,733	2,123,338
5.00% 12/1/44	3,548,148	3,798,838
5.00% 7/1/47	29,633,128	31,689,623
5.00% 7/1/48	7,490,000	7,919,610
5.50% 11/1/33	1,207	1,309
5.50% 3/1/34	17,260	18,801
5.50% 4/1/34	2,460	2,668
5.50% 8/1/34	350,755	381,828
5.50% 9/1/34	6,965	7,570
5.50% 5/1/35	4,472	4,855
5.50% 6/1/35	449,178	489,074
5.50% 4/1/36	118,591	129,689
5.50% 5/1/36	987	1,075
5.50% 11/1/36	2,367	2,565
5.50% 12/1/36	1,302,489	1,413,668
5.50% 4/1/37	806,608	873,705
5.50% 8/1/37	612	664
5.50% 1/1/38	2,537,748	2,779,178
5.50% 3/1/38	2,300,677	2,512,480
5.50% 4/1/38	99,163	108,018

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/38	266,685	$288,927
5.50% 8/1/38	98,889	107,731
5.50% 11/1/38	546,600	605,583
5.50% 6/1/39	3,325,739	3,624,381
5.50% 7/1/39	36,135	40,033
5.50% 12/1/39	4,383,194	4,755,530
5.50% 4/1/40	12,932	14,225
5.50% 7/1/40	30,667,663	33,685,268
5.50% 6/1/41	4,878,092	5,309,812
5.50% 7/1/41	2,618,554	2,845,650
5.50% 9/1/41	7,706,749	8,370,448
5.50% 5/1/44	191,609,391	208,215,722
6.00% 5/1/33	117,952	130,053
6.00% 8/1/34	50,010	55,119
6.00% 4/1/35	256,397	282,561
6.00% 8/1/36	28,466	31,313
6.00% 9/1/36	1,221,895	1,363,280
6.00% 5/1/37	24,018	26,475
6.00% 6/1/37	3,189,973	3,522,766
6.00% 7/1/37	67,266	74,043
6.00% 8/1/37	573,425	631,731
6.00% 8/1/38	218,959	246,011
6.00% 10/1/38	981,962	1,083,029
6.00% 11/1/38	333,892	369,673
6.00% 10/1/39	8,122,089	8,983,887
6.00% 1/1/40	578,519	636,316
6.00% 5/1/41	4,353,332	4,795,207
6.00% 7/1/41	56,935,350	62,794,571
Fannie Mae S.F. 30 yr TBA
3.50% 7/1/48	41,280,000	41,085,819
4.50% 7/1/48	73,034,000	76,047,281
Freddie Mac ARM
•2.735% (LIBOR12M + 1.622%) 10/1/45	40,906	40,839
•2.907% (LIBOR12M + 1.611%) 11/1/44	21,129	21,198
•2.918% (LIBOR12M + 1.63%) 10/1/45	74,839	74,496
•2.97% (LIBOR12M + 1.62%) 11/1/45	15,886,295	15,836,771
•3.114% (LIBOR12M + 1.62%) 3/1/46	113,850	113,774
Freddie Mac S.F. 30 yr
4.50% 4/1/39	471,870	493,812
4.50% 11/1/39	52,170	54,862
4.50% 2/1/40	154,247	162,359
4.50% 5/1/40	9,550,503	10,016,874
4.50% 8/1/40	30,331	31,900
4.50% 3/1/42	5,120,749	5,385,505
4.50% 6/1/42	2,617,050	2,752,341
4.50% 7/1/42	4,049,543	4,258,391
4.50% 8/1/42	109,756,600	115,143,816

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 12/1/43	3,298,570	$3,450,546
4.50% 8/1/44	4,878,879	5,107,721
4.50% 7/1/45	43,932,993	46,287,226
4.50% 12/1/45	12,712,021	13,269,944
4.50% 9/1/46	5,380,432	5,602,279
5.00% 6/1/36	7,151,126	7,630,259
5.00% 5/1/41	3,825,349	4,093,027
5.00% 12/1/41	2,382,679	2,553,301
5.00% 4/1/44	10,058,158	10,767,527
5.50% 12/1/33	855,850	928,408
5.50% 2/1/34	634,650	688,065
5.50% 12/1/34	224,659	243,769
5.50% 7/1/35	782,750	849,082
5.50% 11/1/36	205,326	222,792
5.50% 2/1/37	224,271	241,921
5.50% 7/1/37	380,709	411,473
5.50% 9/1/37	195,549	211,537
5.50% 4/1/38	1,807,580	1,955,490
5.50% 6/1/38	4,665	5,036
5.50% 7/1/38	686,377	741,592
5.50% 1/1/39	10,991,718	11,868,890
5.50% 6/1/39	873,325	944,716
5.50% 3/1/40	476,956	516,250
5.50% 4/1/40	1,371,872	1,485,353
5.50% 8/1/40	4,194,588	4,538,059
5.50% 1/1/41	547,475	592,334
5.50% 6/1/41	23,921,645	25,925,104
6.00% 9/1/37	446,977	493,239
6.00% 8/1/38	1,401,653	1,552,773
6.00% 5/1/39	298,567	328,804
6.00% 9/1/39	703,446	770,384
6.00% 5/1/40	12,438,601	13,701,832
6.00% 7/1/40	3,643,519	4,017,531
GNMA I S.F. 30 yr
5.00% 10/15/39	6,219,875	6,626,747
5.50% 2/15/41	1,595,955	1,726,745
7.00% 12/15/34	558,555	634,997
GNMA II S.F. 30 yr
5.00% 9/20/46	7,013,475	7,468,241
5.50% 5/20/37	929,775	989,948
6.00% 10/20/39	4,044,108	4,366,080
6.00% 2/20/40	4,400,899	4,772,773
6.00% 4/20/46	1,275,846	1,383,773

Total Agency Mortgage-Backed Securities (Cost $1,363,062,616)		1,329,036,300

CORPORATE BONDS–31.06%
Aerospace & Defense–0.32%
Harris 4.40% 6/15/28	4,735,000	4,781,378
L3 Technologies 3.85% 6/15/23	2,820,000	2,817,281

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman
2.55% 10/15/22	9,615,000	$9,270,682
3.25% 8/1/23	3,375,000	3,340,606

		20,209,947

Agriculture–0.19%
BAT Capital
3.222% 8/15/24	1,565,000	1,484,449
4.54% 8/15/47	10,905,000	10,222,541

		11,706,990

Airlines–0.14%
♦United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	1,928,179	1,937,791
♦United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	4,733,117	4,711,263
♦United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28	2,334,727	2,218,093

		8,867,147

Auto Manufacturers–0.80%
Daimler Finance North America 3.35% 2/22/23	10,315,000	10,143,242
Ford Motor Credit 3.336% 3/18/21	9,146,000	9,069,794
General Motors 6.75% 4/1/46	1,710,000	1,900,622
General Motors Financial
4.15% 6/19/23	5,270,000	5,274,591
4.35% 4/9/25	5,955,000	5,878,095
5.25% 3/1/26	1,791,000	1,858,729
Hyundai Capital America 3.00% 3/18/21	9,745,000	9,570,915
Toyota Motor Credit 2.80% 7/13/22	7,080,000	6,950,988

		50,646,976

Banks–7.40%
Banco Santander 3.848% 4/12/23	7,300,000	7,147,041
Banco Santander Mexico 4.125% 11/9/22	1,850,000	1,825,025
Bank of America
µ3.97% 3/5/29	8,975,000	8,844,023
5.625% 7/1/20	4,130,000	4,323,704
µBank of Montreal 3.803% 12/15/32	7,160,000	6,641,330
µBank of New York Mellon 4.625% 12/29/49	21,405,000	20,361,506
Barclays
4.375% 1/12/26	8,321,000	8,102,208

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Barclays (continued)
µ8.25% 12/29/49	11,200,000	$11,399,282
Branch Banking & Trust 2.25% 6/1/20	6,560,000	6,451,922
•Citigroup 3.421% 5/17/24	3,670,000	3,690,827
Citizens Bank 2.55% 5/13/21	3,106,000	3,031,193
Citizens Financial Group
2.375% 7/28/21	1,135,000	1,098,271
4.30% 12/3/25	5,696,000	5,668,290
Compass Bank
2.875% 6/29/22	8,645,000	8,353,403
3.875% 4/10/25	6,163,000	5,952,577
Credit Suisse Group
µ3.869% 1/12/29	8,695,000	8,192,158
µ6.25% 12/29/49	21,792,000	21,357,337
Development Bank of Japan 2.625% 9/1/27	6,416,000	6,090,574
Fifth Third Bancorp
2.60% 6/15/22	3,301,000	3,198,496
3.95% 3/14/28	6,225,000	6,152,634
Fifth Third Bank
2.30% 3/15/19	6,095,000	6,074,929
3.85% 3/15/26	7,076,000	6,971,020
Goldman Sachs Group
µ4.223% 5/1/29	13,365,000	13,189,535
5.15% 5/22/45	1,825,000	1,820,220
6.00% 6/15/20	16,499,000	17,359,827
HSBC Holdings
µ3.95% 5/18/24	6,510,000	6,490,969
µ6.50% 12/31/49	5,780,000	5,556,025
Huntington Bancshares 2.30% 1/14/22	8,415,000	8,087,809
Huntington National Bank 2.50% 8/7/22	3,765,000	3,630,501
JPMorgan Chase & Co.
µ3.559% 4/23/24	915,000	907,022
µ4.005% 4/23/29	4,095,000	4,045,263
µ6.75% 8/29/49	12,995,000	14,148,306
KeyBank
2.30% 9/14/22	5,055,000	4,827,569
3.40% 5/20/26	13,714,000	13,075,797
6.95% 2/1/28	8,227,000	9,789,881
µLloyds Banking Group 7.50% 4/30/49	3,330,000	3,389,940
Morgan Stanley
µ3.772% 1/24/29	7,110,000	6,857,401
5.00% 11/24/25	11,476,000	11,914,666
5.50% 1/26/20	7,795,000	8,067,629
PNC Bank 2.70% 11/1/22	2,055,000	1,976,625
µPNC Financial Services Group 5.00% 12/29/49	7,895,000	7,845,656

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Regions Financial 2.75% 8/14/22	3,010,000	$2,905,455
Royal Bank of Scotland Group
3.875% 9/12/23	1,865,000	1,813,805
µ4.892% 5/18/29	2,330,000	2,324,131
µ8.625% 12/29/49	12,705,000	13,534,001
Santander UK 5.00% 11/7/23	14,145,000	14,400,558
State Street
3.10% 5/15/23	3,665,000	3,616,530
3.30% 12/16/24	3,495,000	3,432,161
SunTrust Bank
2.45% 8/1/22	3,945,000	3,793,342
3.00% 2/2/23	3,790,000	3,711,813
3.30% 5/15/26	7,220,000	6,827,634
SunTrust Banks
2.70% 1/27/22	1,645,000	1,604,098
2.90% 3/3/21	2,936,000	2,901,909
4.00% 5/1/25	5,475,000	5,505,881
SVB Financial Group 3.50% 1/29/25	7,059,000	6,847,351
U.S. Bancorp
2.375% 7/22/26	9,565,000	8,712,319
2.625% 1/24/22	6,160,000	6,030,052
3.15% 4/27/27	12,605,000	12,062,777
3.60% 9/11/24	11,522,000	11,391,741
3.90% 4/26/28	2,175,000	2,209,529
UBS 7.625% 8/17/22	12,000,000	13,276,800
UBS Group Funding Switzerland
4.125% 9/24/25	6,980,000	6,937,661
µ6.875% 3/22/67	3,645,000	3,743,185
•USB Capital IX 3.50% 10/29/49	18,814,000	17,073,705
Wells Fargo Capital X 5.95% 12/15/36	1,495,000	1,616,125
µWestpac Banking 5.00% 12/31/49	1,920,000	1,659,042
Zions Bancorporation 4.50% 6/13/23	4,826,000	4,883,240

		466,723,236

Beverages–0.28%
Anheuser-Busch InBev Finance 3.30% 2/1/23	9,170,000	9,102,907
Maple Escrow Subsidiary 4.057% 5/25/23	3,430,000	3,442,091
Pernod Ricard 4.45% 1/15/22	5,253,000	5,405,523

		17,950,521

Building Materials–0.14%
Lennox International 3.00% 11/15/23	5,080,000	4,841,975

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Materials (continued)
Martin Marietta Materials 4.25% 12/15/47	4,735,000	$4,119,783

		8,961,758

Chemicals–1.03%
Braskem Netherlands Finance
3.50% 1/10/23	3,285,000	3,104,982
4.50% 1/10/28	1,915,000	1,764,194
Dow Chemical 8.55% 5/15/19	26,226,000	27,492,747
Equate Petrochemical 3.00% 3/3/22	3,045,000	2,921,315
Mexichem 5.50% 1/15/48	2,505,000	2,192,025
OCP
4.50% 10/22/25	4,300,000	4,104,685
6.875% 4/25/44	2,307,000	2,431,726
Phosagro OAO via Phosagro Bond Funding 3.95% 11/3/21	3,225,000	3,146,136
PPG Industries 2.30% 11/15/19	4,669,000	4,629,511
Syngenta Finance
3.933% 4/23/21	3,495,000	3,488,435
4.441% 4/24/23	6,045,000	6,017,602
5.182% 4/24/28	4,115,000	3,981,899

		65,275,257

Commercial Services–0.06%
United Rentals North America 5.50% 5/15/27	3,900,000	3,792,750

		3,792,750

Computers–0.30%
Dell International
6.02% 6/15/26	13,928,000	14,652,380
8.10% 7/15/36	3,535,000	4,160,991

		18,813,371

Construction & Engineering–0.06%
SBA Tower Trust 2.898% 10/8/19	3,512,000	3,489,743

		3,489,743

Containers & Packaging–0.07%
CCL Industries 3.25% 10/1/26	4,815,000	4,442,769

		4,442,769

Diversified Financial Services–1.57%
AerCap Ireland Capital 3.65% 7/21/27	11,483,000	10,473,960
Air Lease
3.00% 9/15/23	9,040,000	8,576,392
3.625% 4/1/27	5,800,000	5,327,505
BOC Aviation 2.375% 9/15/21	4,095,000	3,921,908
Charles Schwab
3.25% 5/21/21	2,185,000	2,194,607

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab (continued)
3.85% 5/21/25	2,410,000	$2,439,037
µ5.00% 6/1/66	2,485,000	2,382,494
E*TRADE Financial
3.80% 8/24/27	5,545,000	5,318,174
µ5.30% 12/31/49	265,000	259,369
µ5.875% 12/29/49	6,650,000	6,783,000
GE Capital International Funding Unlimited 4.418% 11/15/35	1,920,000	1,863,391
GTP Acquisition Partners I 2.35% 6/15/20	3,071,000	3,014,616
International Lease Finance 8.625% 1/15/22	10,490,000	12,044,100
Jefferies Group
4.15% 1/23/30	2,335,000	2,065,024
6.45% 6/8/27	1,766,000	1,908,767
6.50% 1/20/43	5,130,000	5,335,604
Lazard Group 3.75% 2/13/25	8,919,000	8,649,710
National Rural Utilities Cooperative Finance
2.85% 1/27/25	4,774,000	4,567,532
µ4.75% 4/30/43	8,142,000	8,297,949
µ5.25% 4/20/46	3,504,000	3,605,720

		99,028,859

Electric–3.84%
Ameren 2.70% 11/15/20	367,000	363,151
Ameren Illinois 9.75% 11/15/18	12,768,000	13,095,909
American Transmission Systems 5.25% 1/15/22	10,471,000	11,018,060
Ausgrid Finance
3.85% 5/1/23	6,495,000	6,515,700
4.35% 8/1/28	4,320,000	4,348,961
Avangrid 3.15% 12/1/24	960,000	924,369
Berkshire Hathaway Energy 3.75% 11/15/23	7,971,000	8,076,618
Cleveland Electric Illuminating 5.50% 8/15/24	6,397,000	7,024,956
CMS Energy 6.25% 2/1/20	6,721,000	7,028,701
ComEd Financing III 6.35% 3/15/33	3,999,000	4,248,938
Dominion Energy 3.625% 12/1/24	1,692,000	1,661,552
DTE Energy 3.30% 6/15/22	5,647,000	5,585,534
Duke Energy 3.75% 4/15/24	2,272,000	2,270,075
µEmera 6.75% 6/15/76	24,385,000	25,482,325
µEnel 8.75% 9/24/73	9,277,000	10,355,451
Enel Finance International 3.625% 5/25/27	16,965,000	15,547,025
Entergy Louisiana
4.00% 3/15/33	435,000	436,121
4.05% 9/1/23	6,495,000	6,634,019

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Exelon
3.497% 6/1/22	4,355,000	$4,308,512
3.95% 6/15/25	6,430,000	6,400,884
Great Plains Energy 4.85% 6/1/21	3,340,000	3,430,780
Interstate Power & Light 3.40% 8/15/25	4,311,000	4,198,462
IPALCO Enterprises 3.45% 7/15/20	8,898,000	8,904,051
Israel Electric 4.25% 8/14/28	2,830,000	2,729,869
Kansas City Power & Light 3.65% 8/15/25	10,103,000	9,994,754
LG&E & KU Energy
3.75% 11/15/20	5,957,000	6,012,921
4.375% 10/1/21	7,850,000	8,048,402
Mississippi Power 3.95% 3/30/28	5,555,000	5,511,528
Nevada Power 2.75% 4/15/20	6,245,000	6,238,274
New York State Electric & Gas 3.25% 12/1/26	8,185,000	7,861,982
NV Energy 6.25% 11/15/20	6,447,000	6,885,423
Pennsylvania Electric 5.20% 4/1/20	560,000	575,483
Perusahaan Listrik Negara 4.125% 5/15/27	3,175,000	2,938,956
PSEG Power 3.85% 6/1/23	6,945,000	6,920,827
Public Service Co. of New Hampshire 3.50% 11/1/23	4,119,000	4,121,373
Public Service Co. of Oklahoma 5.15% 12/1/19	4,900,000	5,031,403
Sempra Energy 3.80% 2/1/38	4,650,000	4,236,084
Southwestern Electric Power 6.45% 1/15/19	3,429,000	3,496,218
Trans-Allegheny Interstate Line 3.85% 6/1/25	3,506,000	3,499,861

		241,963,512

Electronics–0.22%
Allegion US Holding 3.55% 10/1/27	11,319,000	10,489,317
Corning 4.375% 11/15/57	2,855,000	2,499,763
Trimble 4.15% 6/15/23	1,065,000	1,062,753

		14,051,833

Food–0.48%
Campbell Soup 3.65% 3/15/23	15,085,000	14,827,387
General Mills
3.20% 4/16/21	1,345,000	1,338,909
3.70% 10/17/23	14,120,000	13,992,722

		30,159,018

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas–0.10%
µNiSource 5.65% 6/10/48	6,375,000	$6,335,156

		6,335,156

Health Care Products–0.27%
Becton Dickinson & Co. 3.363% 6/6/24	2,070,000	1,991,046
Thermo Fisher Scientific 3.00% 4/15/23	7,966,000	7,753,865
Zimmer Biomet Holdings 4.625% 11/30/19	7,228,000	7,374,370

		17,119,281

Health Care Services–0.06%
HCA 5.875% 2/15/26	4,000,000	4,045,000

		4,045,000

Holding Companies Diversified–0.05%
CK Hutchison International 17 2.875% 4/5/22	3,090,000	3,014,321

		3,014,321

Insurance–1.06%
AXA Equitable Holdings
4.35% 4/20/28	2,495,000	2,389,819
5.00% 4/20/48	4,110,000	3,806,012
Berkshire Hathaway Finance 2.90% 10/15/20	5,761,000	5,772,451
MetLife 9.25% 4/8/38	6,723,000	9,143,280
Nuveen Finance
2.95% 11/1/19	4,971,000	4,953,208
4.125% 11/1/24	22,109,000	22,017,867
µPrudential Financial 5.375% 5/15/45	4,665,000	4,653,338
µVoya Financial 4.70% 1/23/48	5,535,000	4,933,069
XLIT
•4.805% (LIBOR03M + 2.458%) 12/29/49	3,823,000	3,765,655
5.50% 3/31/45	5,040,000	5,250,876

		66,685,575

Internet–0.25%
Alibaba Group Holding 4.00% 12/6/37	4,585,000	4,253,390
JD.com 3.125% 4/29/21	7,605,000	7,419,296
Tencent Holdings 3.925% 1/19/38	4,755,000	4,344,126

		16,016,812

Investment Companies–0.04%
Temasek Financial I 2.375% 1/23/23	2,542,000	2,445,314

		2,445,314

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Iron & Steel–0.06%
ArcelorMittal 6.125% 6/1/25	3,500,000	$3,788,750

		3,788,750

Leisure Time–0.15%
Royal Caribbean Cruises 3.70% 3/15/28	10,005,000	9,258,723

		9,258,723

Lodging–0.05%
MGM Resorts International 4.625% 9/1/26	3,310,000	3,078,300

		3,078,300

Machinery–0.29%
Nvent Finance 4.55% 4/15/28	18,650,000	18,334,589

		18,334,589

Manufacturing–0.17%
Crane 4.20% 3/15/48	3,865,000	3,689,073
General Electric 6.00% 8/7/19	7,023,000	7,262,500

		10,951,573

Media–1.19%
CCO Holdings 5.125% 5/1/27	3,750,000	3,517,969
Charter Communications Operating
5.375% 4/1/38	2,795,000	2,648,114
5.75% 4/1/48	8,825,000	8,573,480
Discovery Communications 5.20% 9/20/47	13,800,000	13,434,638
Myriad International Holdings 4.85% 7/6/27	2,805,000	2,752,496
Sirius XM Radio 5.00% 8/1/27	3,680,000	3,463,800
Time Warner Cable
6.75% 6/15/39	6,015,000	6,430,883
7.30% 7/1/38	14,595,000	16,589,281
Time Warner Entertainment 8.375% 3/15/23	7,690,000	8,957,542
Viacom 4.375% 3/15/43	8,130,000	6,845,439
Virgin Media Secured Finance 5.50% 8/15/26	2,000,000	1,877,200

		75,090,842

Mining–1.01%
Anglo American Capital
4.75% 4/10/27	20,270,000	20,013,218
4.875% 5/14/25	5,031,000	5,061,530
Barrick North America Finance 5.75% 5/1/43	11,400,000	12,760,107
µBHP Billiton Finance USA 6.25% 10/19/75	17,930,000	18,796,243
FMG Resources August 2006 5.125% 5/15/24	3,750,000	3,581,250

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Mining (continued)
Freeport-McMoRan 4.55% 11/14/24	4,000,000	$3,820,000

		64,032,348

Oil & Gas–0.74%
Concho Resources 4.30% 8/15/28	6,940,000	6,970,025
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	3,170,000	3,064,043
Marathon Oil 5.20% 6/1/45	5,030,000	5,339,299
Murphy Oil 6.875% 8/15/24	3,500,000	3,683,750
Noble Energy 4.95% 8/15/47	795,000	798,893
Occidental Petroleum 4.20% 3/15/48	12,455,000	12,439,264
Pertamina Persero 4.875% 5/3/22	4,600,000	4,682,377
Petrobras Global Finance 7.375% 1/17/27	4,060,000	4,065,075
Petroleos Mexicanos 6.75% 9/21/47	6,190,000	5,852,026

		46,894,752

Paper & Forest Products–0.31%
Georgia-Pacific 8.00% 1/15/24	16,242,000	19,624,455

		19,624,455

Pharmaceuticals–0.91%
Bayer US Finance II
4.25% 12/15/25	2,680,000	2,698,529
4.375% 12/15/28	5,285,000	5,306,077
CVS Health
3.70% 3/9/23	6,595,000	6,568,551
4.10% 3/25/25	9,085,000	9,050,031
4.30% 3/25/28	22,475,000	22,213,180
4.78% 3/25/38	6,965,000	6,872,230
Mylan 4.55% 4/15/28	4,920,000	4,817,474

		57,526,072

Pipelines–2.32%
Abu Dhabi Crude Oil Pipeline
3.65% 11/2/29	3,135,000	2,908,421
4.60% 11/2/47	3,135,000	2,882,006
Andeavor Logistics 4.25% 12/1/27	10,710,000	10,278,668
Enbridge
3.70% 7/15/27	6,800,000	6,455,925
4.00% 10/1/23	3,349,000	3,363,720
µ6.00% 1/15/77	3,645,000	3,444,525
µ6.25% 3/1/78	2,910,000	2,746,348
Enbridge Energy Partners
4.375% 10/15/20	1,165,000	1,186,834
5.20% 3/15/20	650,000	668,670
5.50% 9/15/40	1,880,000	1,962,603

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Partners
4.20% 9/15/23	1,610,000	$1,611,072
4.95% 6/15/28	2,330,000	2,327,287
6.00% 6/15/48	3,950,000	3,963,248
6.125% 12/15/45	7,430,000	7,450,346
µ6.625% 12/31/49	8,590,000	7,854,481
9.70% 3/15/19	4,172,000	4,364,744
µEnlink Midstream Partners 6.00% 12/15/22	2,855,000	2,448,113
MPLX
4.00% 3/15/28	4,000,000	3,811,831
4.50% 4/15/38	1,205,000	1,116,534
4.875% 12/1/24	10,915,000	11,267,910
ONEOK
4.55% 7/15/28	4,955,000	5,008,362
7.50% 9/1/23	8,950,000	10,261,011
Sabine Pass Liquefaction
5.625% 3/1/25	11,020,000	11,737,395
5.75% 5/15/24	9,345,000	9,979,864
5.875% 6/30/26	4,720,000	5,069,872
µTranscanada Trust 5.875% 8/15/76	4,235,000	4,203,238
Transcontinental Gas Pipe Line
4.00% 3/15/28	2,755,000	2,682,791
4.60% 3/15/48	3,300,000	3,186,489
Williams 4.55% 6/24/24	3,740,000	3,758,700
Williams Partners
3.75% 6/15/27	2,990,000	2,828,516
4.85% 3/1/48	5,470,000	5,231,348

		146,060,872

Real Estate Investment Trusts–1.02%
Alexandria Real Estate Equities 4.70% 7/1/30	1,620,000	1,639,569
American Tower Trust #1 3.07% 3/15/23	5,831,000	5,727,927
Corporate Office Properties
3.60% 5/15/23	4,342,000	4,206,428
5.25% 2/15/24	4,857,000	5,031,962
Crown Castle International
3.80% 2/15/28	1,695,000	1,591,933
5.25% 1/15/23	5,796,000	6,079,379
CubeSmart 3.125% 9/1/26	4,670,000	4,302,680
Education Realty Operating Partnership 4.60% 12/1/24	5,761,000	5,792,581
Hospitality Properties Trust 4.50% 3/15/25	5,307,000	5,201,081
Host Hotels & Resorts
3.75% 10/15/23	5,643,000	5,537,323
3.875% 4/1/24	3,885,000	3,792,377
Hudson Pacific Properties 3.95% 11/1/27	1,305,000	1,222,541

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty 3.45% 12/15/24	5,000,000	$4,806,956
LifeStorage 3.50% 7/1/26	4,958,000	4,651,529
WP Carey 4.60% 4/1/24	4,604,000	4,657,685

		64,241,951

Retail–0.12%
Dollar Tree 3.70% 5/15/23	7,670,000	7,609,554

		7,609,554

Savings & Loans–0.17%
µNationwide Building Society 4.125% 10/18/32	11,410,000	10,469,924

		10,469,924

Semiconductors–0.44%
Broadcom 3.50% 1/15/28	6,300,000	5,748,342
Marvell Technology Group 4.875% 6/22/28	5,295,000	5,270,435
Microchip Technology
3.922% 6/1/21	4,790,000	4,801,228
4.333% 6/1/23	5,475,000	5,490,231
NXP
4.125% 6/1/21	5,060,000	5,060,000
4.625% 6/1/23	1,115,000	1,127,544

		27,497,780

Software–0.43%
CDK Global 5.00% 10/15/24	5,523,000	5,661,075
Oracle 1.90% 9/15/21	2,254,000	2,147,740
salesforce.com 3.70% 4/11/28	19,270,000	19,155,548

		26,964,363

Telecommunications–2.18%
AT&T
4.30% 2/15/30	3,255,000	3,079,308
5.15% 11/15/46	1,840,000	1,739,705
5.25% 3/1/37	3,975,000	3,921,050
Crown Castle Towers
4.241% 7/15/28	3,000,000	3,021,677
4.883% 8/15/20	26,778,000	27,476,732
Deutsche Telekom International Finance
1.95% 9/19/21	4,085,000	3,897,281
2.485% 9/19/23	14,905,000	13,917,508
4.375% 6/21/28	7,775,000	7,728,921
Digicel Group
7.125% 4/1/22	470,000	310,200
8.25% 9/30/20	1,982,000	1,503,843
Sprint 7.875% 9/15/23	3,500,000	3,637,813
Sprint Spectrum 4.738% 3/20/25	4,700,000	4,675,560
Telefonica Emisiones 4.895% 3/6/48	19,040,000	17,616,099
TELUS 4.60% 11/16/48	9,335,000	9,164,036

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
VEON Holdings 5.95% 2/13/23	2,000,000	$2,021,000
Verizon Communications
4.125% 8/15/46	13,860,000	11,936,275
4.50% 8/10/33	13,855,000	13,453,173
Vodafone Group
3.75% 1/16/24	3,540,000	3,514,097
4.375% 5/30/28	4,900,000	4,851,393

		137,465,671

Transportation–0.22%
CH Robinson Worldwide 4.20% 4/15/28	2,015,000	1,983,339
FedEx 4.05% 2/15/48	2,060,000	1,858,036
Union Pacific 3.50% 6/8/23	4,640,000	4,648,407
United Parcel Service 5.125% 4/1/19	5,473,000	5,572,245

		14,062,027

Trucking & Leasing–0.55%
µAerCap Global Aviation Trust 6.50% 6/15/45	13,385,000	13,853,475
Aviation Capital Group
3.50% 11/1/27	5,000	4,587
4.875% 10/1/25	8,540,000	8,885,200
Penske Truck Leasing
3.30% 4/1/21	5,508,000	5,468,484
4.20% 4/1/27	6,596,000	6,512,237

		34,723,983

Total Corporate Bonds (Cost $1,985,072,132)		1,959,421,675

LOAN AGREEMENTS–2.03%
•Charter Communications
Operating 1st Lien 4.10% (LIBOR03M + 2.00%) 4/30/25	9,950,000	9,947,662
•CROWN Americas Tranche B 1st Lien
4.312% (LIBOR03M + 2.00%) 1/29/25	10,500,000	10,521,840
•DaVita Tranche B 1st Lien
4.844% (LIBOR03M + 2.75%) 6/24/21	9,948,187	9,986,388
•First Data 1st Lien
4.091% (LIBOR03M + 2.00%) 4/26/24	12,374,247	12,317,882
•Flying Fortress Holdings Tranche B 1st Lien
4.084% (LIBOR03M + 1.75%) 10/30/22	5,000,000	5,020,850

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•HCA 1st Lien
3.844% (LIBOR03M + 1.75%) 3/18/23	3,787,355	$3,795,762
•Hilton Worldwide Finance Tranche B 2 1st Lien
3.841% (LIBOR03M + 1.75%) 10/25/23	8,702,282	8,711,332
•Lamar Media Tranche B 1st Lien
3.875% (LIBOR03M + 1.75%) 3/16/25	4,987,500	4,992,687
•Las Vegas Sands 1st Lien
3.73% (LIBOR03M + 1.75%) 3/27/25	2,992,500	2,975,937
•Level 3 Parent Tranche B 1st Lien
4.334% (LIBOR03M + 2.25%) 2/22/24	11,950,000	11,928,550
•Nielsen Finance Tranche B4 1st Lien
4.046% (LIBOR03M + 2.00%) 10/4/23	4,987,406	4,989,949
•RPI Finance Trust Tranche B6 1st Lien
4.334% (LIBOR03M + 2.00%) 3/27/23	4,918,386	4,923,304
•Sprint Communications Tranche B 1st Lien
4.625% (LIBOR03M + 2.50%) 2/2/24	9,949,622	9,918,530
•SS&C European Holdings Tranche B4 1st Lien
4.594% (LIBOR03M + 2.50%) 4/16/25	1,938,051	1,940,871
•SS&C Technologies Tranche B3 1st Lien
4.594% (LIBOR03M + 2.50%) 4/16/25	5,122,875	5,130,329
•Unitymedia Finance 1st Lien
4.073% (LIBOR03M + 2.00%) 6/1/23	7,000,000	6,962,795
•Univision Communications Tranche C 1st Lien
4.844% (LIBOR03M + 2.75%) 3/15/24	2,554,932	2,472,970
•Western Digital Tranche A1 1st Lien
3.46% (LIBOR03M + 1.50%) 2/27/23	2,500,000	2,509,375
•Western Digital Tranche B 4 1st Lien
3.844% (LIBOR03M + 1.75%) 4/29/23	2,071,825	2,073,980

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•WR Grace & Co-Conn Tranche B1 1st Lien
4.058% (LIBOR03M + 1.75%) 4/3/25	2,578,947	$2,575,182
•WR Grace & Co-Conn Tranche B2 1st Lien
4.058% (LIBOR03M + 1.75%) 4/3/25	4,421,053	4,414,598

Total Loan Agreements (Cost $128,631,524)		128,110,773

MUNICIPAL BONDS–0.46%
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	1,080,000	1,084,622
California State Various Purposes 7.55% 4/1/39	1,260,000	1,862,620
Commonwealth of Massachusetts Series C 5.00% 10/1/25	540,000	635,186
Los Angeles, California Department of Water & Power System Revenue Taxable Build America Bonds 6.574% 7/1/45	6,965,000	9,866,201
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	1,725,000	2,320,487
Oregon State Taxable Pension 5.892% 6/1/27	1,485,000	1,734,599
South Carolina Public Service Authority Series D 4.77% 12/1/45	1,368,000	1,451,352
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	3,265,000	3,720,108
Series A 5.00% 10/15/45	1,160,000	1,313,967
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	4,070,000	5,195,518

Total Municipal Bonds (Cost $24,602,858)		29,184,660

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–8.10%
American Express Credit Account Master Trust
•Series 2017-2 A 2.523% (LIBOR01M + 0.45%) 9/16/24	270,000	$272,387
•Series 2017-5 A 2.453% (LIBOR01M + 0.38%) 2/18/25	2,620,000	2,630,169
•Series 2018-3 A 2.393% (LIBOR01M + 0.32%) 10/15/25	3,000,000	2,999,537
•Series 2018-5 A 2.413% (LIBOR01M + 0.34%) 12/15/25	2,953,000	2,959,795
•AMMC CLO 16 Series 2015-16A AR 3.608% (LIBOR03M + 1.26%) 4/14/29	14,950,000	14,978,556
•AMMC CLO 19 Series 2016-19A A 3.848% (LIBOR03M + 1.50%) 10/15/28	3,000,000	3,013,812
•AMMC CLO 22 Series 2018-22A A 3.37% (LIBOR03M + 1.03%) 4/25/31	2,300,000	2,286,377
•Apex Credit Clo Series 2018-1A A2 3.325% (LIBOR03M + 1.03%) 4/25/31	7,000,000	6,958,560
•Atlas Senior Loan Fund X Series 2018-10A A 3.438% (LIBOR03M + 1.09%) 1/15/31	3,000,000	2,995,758
•Atrium XIII Series 2013-A A1 3.542% (LIBOR03M + 1.18%) 11/21/30	6,500,000	6,514,568
Avery Point VI CLO
•Series 2015-6A A 3.813% (LIBOR03M + 1.45%) 8/5/27	8,350,000	8,348,414
•Series 2015-6A B 4.313% (LIBOR03M + 1.95%) 8/5/27	3,000,000	2,998,908
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	3,654,000	3,637,720
BA Credit Card Trust
•Series 2016-A1 A 2.463% (LIBOR01M + 0.39%) 10/15/21	6,421,000	6,434,482
Series 2017-A1 A1 1.95% 8/15/22	3,500,000	3,446,448
•Barclays Dryrock Issuance Trust Series 2017-1 A 2.403% (LIBOR01M + 0.33%) 3/15/23	1,382,000	1,384,048
•Benefit Street Partners CLO X Series 2016-10A A1 3.838% (LIBOR03M + 1.49%) 1/15/29	3,500,000	3,511,200

LVIP Delaware Bond Fund–21

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Black Diamond CLO
•Series 2017-1A A1A 3.649% (LIBOR03M + 1.29%) 4/24/29	9,000,000	$9,032,184
•Series 2017-2A A2 2.36% (LIBOR03M + 1.30%) 1/20/32	3,000,000	3,007,569
•Black Diamond CLO Designated Activity Series 2015-1A A2R 3.386% (LIBOR03M + 1.05%) 10/3/29	5,000,000	5,000,000
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	3,495,000	3,452,740
•Catamaran CLO Series 2014-1A A1B 3.752% (LIBOR03M + 1.39%) 4/22/30	11,150,000	11,154,059
•Cedar Funding VI CLO Series 2016-6A A1 3.829% (LIBOR03M + 1.47%) 10/20/28	9,600,000	9,616,224
•CFIP CLO Series 2017-1A A 3.575% (LIBOR03M + 1.22%) 1/18/30	5,300,000	5,296,486
•CIFC Funding Series 2017-1A A 3.722% (LIBOR03M + 1.36%) 4/23/29	9,500,000	9,534,648
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 2.515% (LIBOR01M + 0.49%) 12/7/23	10,000,000	10,073,456
•Series 2017-A5 A5 2.704% (LIBOR01M + 0.62%) 4/22/26	5,165,000	5,233,072
•Series 2017-A7 A7 2.40% (LIBOR01M + 0.37%) 8/8/24	4,525,000	4,532,885
•Series 2018-A2 A2 2.414% (LIBOR01M + 0.33%) 1/21/25	5,770,000	5,775,171
•Citicorp Residential Mortgage Securities Series 2006-3 A5 5.351% 11/25/36	4,987,000	5,137,508
•Crestline Denali CLO XV Series 2017-1A A 3.659% (LIBOR03M + 1.30%) 4/20/30	12,000,000	12,037,056
•CVP CLO Series 2017-2A A 3.116% (LIBOR03M + 1.19%) 1/20/31	6,300,000	6,290,008
Discover Card Execution Note Trust
•Series 2014-A1 A1 2.503% (LIBOR01M + 0.43%) 7/15/21	4,180,000	4,187,001

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
•Series 2017-A1 A1 2.563% (LIBOR01M + 0.49%) 7/15/24	2,400,000	$2,419,401
•Series 2017-A3 A3 2.303% (LIBOR01M + 0.23%) 10/17/22	6,125,000	6,129,844
•Series 2017-A5 A5 2.673% (LIBOR01M + 0.60%) 12/15/26	8,890,000	8,981,320
•Series 2017-A7 A7 2.433% (LIBOR01M + 0.36%) 4/15/25	3,890,000	3,900,417
•Series 2018-A2 A2 2.403% (LIBOR01M + 0.33%) 8/15/25	9,725,000	9,729,782
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	8,500,000	8,363,345
Ford Credit Floorplan Master Owner Trust A
•Series 2015-2 A2 2.643% (LIBOR01M + 0.57%) 1/15/22	8,736,000	8,779,189
•Series 2017-1 A2 2.493% (LIBOR01M + 0.42%) 5/15/22	2,775,000	2,782,994
•Series 2018-1 A2 2.177% (LIBOR01M + 0.28%) 5/15/23	5,525,000	5,524,994
•Golden Credit Card Trust Series 2014-2A A 2.523% (LIBOR01M + 0.45%) 3/15/21	4,120,000	4,128,180
•GoldenTree Loan Management US CLO 1 Series 2017-1A A 3.579% (LIBOR03M + 1.22%) 4/20/29	11,120,000	11,163,290
•Golub Capital Partners CLO 19B-R Series 2017-19RA A1A 3.662% (LIBOR03M + 1.30%) 7/26/29	10,000,000	10,048,650
•Grippen Park CLO Series 2017-1A A 3.619% (LIBOR03M + 1.26%) 1/20/30	12,000,000	12,040,920
=Hertz Vehicle Financing Series 2018-2A A 3.65% 6/27/22	1,300,000	1,299,996
HOA Funding Series 2014-1A A2 4.846% 8/20/44	1,470,750	1,435,673
•Hull Street CLO Series 2014-1A AR 3.575% (LIBOR03M + 1.22%) 10/18/26	9,000,000	8,996,643
•ICG US CLO Series 2017-1A A 3.709% (LIBOR03M + 1.35%) 4/28/29	9,000,000	9,087,669

LVIP Delaware Bond Fund–22

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
JFIN CLO
•Series 2016-1A A2A 3.116% (LIBOR03M + 0.75%) 7/27/28	500,000	$499,784
•Series 2017-1A A1 3.829% (LIBOR03M + 1.47%) 4/24/29	14,345,000	14,397,718
•KKR CLO Series 20 A 2.846% (LIBOR03M + 1.13%) 10/16/30	6,400,000	6,414,131
•KKR Financial CLO Series 2013-1A A1R 3.638% (LIBOR03M + 1.29%) 4/15/29	10,000,000	10,069,880
•Mariner CLO 5 Series 2018-5A A 3.324% (LIBOR03M + 1.11%) 4/25/31	4,000,000	3,986,220
Mercedes-Benz Master Owner Trust
•Series 2017-BA A 2.493% (LIBOR01M + 0.42%) 5/16/22	4,285,000	4,296,098
•Series 2018-BA A 2.274% (LIBOR01M + 0.34%) 5/15/23	2,900,000	2,901,437
•Midocean Credit CLO VIII Series 2018-8A A1 3.036% (LIBOR03M + 1.15%) 2/20/31	4,000,000	4,000,400
•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 3.441% (LIBOR01M + 1.35%) 9/27/21	3,335,000	3,343,245
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	2,561,275	2,545,434
•Nissan Master Owner Trust Receivables Series 2017-C A 2.393% (LIBOR01M + 0.32%) 10/17/22	9,860,000	9,865,907
•Northwoods Capital XV Series 2017-15A A 3.625% (LIBOR03M + 1.30%) 6/20/29	5,500,000	5,525,674
•PFS Financing Series 2018-A A 2.319% (LIBOR01M + 0.40%) 2/15/22	2,730,000	2,727,431
PSNH Funding 3 Series 2018-1 A3 3.814% 2/1/35	4,345,000	4,382,786
•Saranac CLO VII Series 2014-2A A1AR 3.561% (LIBOR03M + 1.23%) 11/20/29	10,000,000	9,980,160
•Shackleton X CLO Series 2017-10A A 3.689% (LIBOR03M + 1.33%) 4/20/29	4,000,000	4,005,300

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO XV Series 2017-1A A 3.752% (LIBOR03M + 1.39%) 1/23/29	2,000,000	$2,005,228
•Steele Creek CLO Series 2017-1A A 2.884% (LIBOR03M + 1.25%) 1/15/30	5,500,000	5,501,304
•TIAA CLO Series 2017-1A A 3.639% (LIBOR03M + 1.28%) 4/20/29	9,320,000	9,351,026
•TIAA CLO III Series 2017-2A A 3.498% (LIBOR03M + 1.15%) 1/16/31	14,000,000	13,978,748
•TICP CLO IX Series 2017-9A A 2.871% (LIBOR03M + 1.14%) 1/20/31	9,600,000	9,588,144
Towd Point Mortgage Trust
•Series 2015-5 A1B 2.75% 5/25/55	2,742,224	2,702,953
•Series 2015-6 A1B 2.75% 4/25/55	3,040,910	2,991,593
•Series 2016-1 A1B 2.75% 2/25/55	1,998,537	1,974,166
•Series 2016-2 A1 3.00% 8/25/55	1,903,478	1,878,939
•Series 2016-3 A1 2.25% 4/25/56	2,639,551	2,578,122
•Series 2017-1 A1 2.75% 10/25/56	2,160,035	2,114,742
•Series 2017-2 A1 2.75% 4/25/57	1,113,171	1,094,900
•Series 2018-1 A1 3.00% 1/25/58	1,779,687	1,752,321
Toyota Auto Receivables Owner Trust
Series 2015-B A3 1.27% 5/15/19	135,527	135,452
•Series 2017-B A2B 2.133% (LIBOR01M + 0.06%) 1/15/20	5,365,830	5,365,826
•Trinitas CLO VI Series 2017-6A A 3.68% (LIBOR03M + 1.32%) 7/25/29	9,750,000	9,798,331
•Venture CDO Series 2016-25A A1 3.849% (LIBOR03M + 1.49%) 4/20/29	4,020,000	4,033,684
•Venture XXII CLO Series 2015-22A AR 3.428% (LIBOR03M + 1.08%) 1/15/31	4,000,000	3,994,948
Verizon Owner Trust Series 2016-2A A 1.68% 5/20/21	4,405,000	4,359,631

LVIP Delaware Bond Fund–23

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust (continued)
•Series 2018-1A A1B 2.344% (LIBOR01M + 0.26%) 9/20/22	5,000,000	$5,000,972
•Verizon Owner Trust 2017-3 Series 2017-3A A1B 2.354% (LIBOR01M + 0.27%) 4/20/22	5,741,000	5,743,257
•=Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.285% (LIBOR01M + 0.18%) 7/20/21	5,150,000	5,150,000
•Volvo Financial Equipment Master Owner Trust Series 2017-A A 2.573% (LIBOR01M + 0.50%) 11/15/22	4,500,000	4,508,415
•Voya CLO Series 2017-1A A1 3.603% (LIBOR03M + 1.25%) 4/17/30	5,000,000	5,006,485
Wendy’s Funding Series 2018-1A A2I 3.573% 3/15/48	2,980,025	2,898,134
•Zais CLO 6 Series 2017-1A A1 3.718% (LIBOR03M + 1.37%) 7/15/29	9,000,000	9,029,511

Total Non-Agency Asset-Backed Securities (Cost $510,032,277)		511,021,550

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.40%
Agate Bay Mortgage Trust
•Series 2015-1 B1 3.819% 1/25/45	3,114,331	3,073,946
•Series 2015-1 B2 3.819% 1/25/45	1,759,791	1,730,409
Flagstar Mortgage Trust
•Series 2017-2 A5 3.50% 10/25/47	2,947,502	2,919,094
•Series 2018-1 A5 3.50% 3/25/48	3,775,633	3,726,372
•Galton Funding Mortgage Trust Series 2018-1 A43 3.50% 11/25/57	2,965,969	2,963,188
JPMorgan Mortgage Trust
•Series 2014-2 B1 3.419% 6/25/29	1,918,418	1,888,906
•Series 2014-2 B2 3.419% 6/25/29	714,745	699,307
•Series 2014-IVR6 2A4 2.50% 7/25/44	2,896,000	2,898,861
•Series 2015-1 B1 2.91% 12/25/44	3,973,233	3,959,992
•Series 2015-1 B2 2.91% 12/25/44	3,695,962	3,675,413

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
•Series 2015-4 B1 3.624% 6/25/45	2,927,768	$2,858,827
•Series 2015-4 B2 3.624% 6/25/45	2,096,726	2,007,067
•Series 2015-5 B2 2.972% 5/25/45	3,268,682	3,217,620
•Series 2015-6 B1 3.614% 10/25/45	2,405,091	2,363,139
•Series 2015-6 B2 3.614% 10/25/45	2,037,788	1,987,235
•Series 2016-4 B1 3.902% 10/25/46	1,554,694	1,538,574
•Series 2016-4 B2 3.902% 10/25/46	2,652,390	2,609,594
•Series 2017-1 B2 3.551% 1/25/47	4,862,686	4,666,893
•Series 2017-2 A3 3.50% 5/25/47	2,201,769	2,159,799
•Series 2017-6 B1 3.854% 12/25/48	2,898,032	2,829,502
•Series 2018-1 A3 3.50% 6/25/48	3,076,262	3,015,699
•Series 2018-3 A5 3.50% 9/25/48	6,880,458	6,794,989
•Series 2018-4 A15 3.50% 10/25/48	4,699,021	4,676,362
•=Series 2018-6 1A4 3.50% 12/25/48	2,960,000	2,939,861
•=Series 2018-7FRB A2 2.841% (LIBOR01M + 0.75%) 4/25/46	3,785,000	3,787,271
Sequoia Mortgage Trust
•Series 2013-4 B2 3.488% 4/25/43	1,885,205	1,832,117
•Series 2014-2 A4 3.50% 7/25/44	1,777,993	1,762,992
•Series 2015-1 B2 3.875% 1/25/45	2,220,500	2,219,561
•Series 2017-4 A1 3.50% 7/25/47	2,328,817	2,288,792
•Series 2018-5 A4 3.50% 5/25/48	3,847,680	3,807,713
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 3.393% 9/25/37	1,239,977	1,250,423

Total Non-Agency Collateralized Mortgage Obligations (Cost $88,391,077)		88,149,518

LVIP Delaware Bond Fund–24

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 6.34%
•Banc of America Commercial Mortgage Trust Series 2017-BNK3 C 4.352% 2/15/50	2,180,000	$2,136,385
BANK
•Series 2017-BNK4 XA 1.61% 5/15/50	27,158,511	2,454,133
Series 2017-BNK5 A5 3.39% 6/15/60	4,486,482	4,371,563
•Series 2017-BNK5 B 3.896% 6/15/60	4,085,000	4,008,694
Series 2017-BNK7 A5 3.435% 9/15/60	4,470,000	4,390,996
Series 2017-BNK8 A4 3.488% 11/15/50	3,225,000	3,162,871
•BENCHMARK Mortgage Trust Series 2018-B1 A5 3.666% 1/15/51	1,220,000	1,216,166
Caesars Palace Las Vegas Trust Series 2017-VICI B 3.835% 10/15/34	5,270,000	5,292,957
CCUBS Commercial Mortgage Trust Series 2017-C1 A4 3.544% 11/15/50	2,400,000	2,351,058
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	10,185,000	9,919,967
•Series 2016-CD2 A4 3.526% 11/10/49	4,020,000	3,981,894
•Series 2017-CD6 B 3.911% 11/13/50	2,760,000	2,724,077
CFCRE Commercial Mortgage Trust
•Series 2011-C2 C 5.947% 12/15/47	4,875,000	5,153,955
Series 2016-C7 A3 3.839% 12/10/54	6,870,000	6,885,139
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	4,941,000	4,962,426
Series 2015-GC27 A5 3.137% 2/10/48	14,090,000	13,727,332
Series 2016-P3 A4 3.329% 4/15/49	7,897,000	7,734,503
Series 2017-C4 A4 3.471% 10/12/50	3,940,000	3,858,203
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	5,355,000	5,247,661
Series 2013-WWP A2 3.424% 3/10/31	2,235,000	2,250,607
Series 2014-CR19 A5 3.796% 8/10/47	3,947,000	4,000,685

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR20 AM 3.938% 11/10/47	10,915,000	$11,007,947
Series 2015-3BP A 3.178% 2/10/35	22,346,000	21,743,941
Series 2015-CR23 A4 3.497% 5/10/48	3,327,000	3,304,613
◆Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49	8,088,000	8,103,582
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	14,100,000	13,748,799
Series 2016-C3 A5 2.89% 9/10/49	6,360,000	6,001,461
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.884% 11/10/46	5,272,000	5,513,106
GRACE Mortgage Trust
Series 2014-GRCE A 3.369% 6/10/28	16,624,000	16,697,357
Series 2014-GRCE B 3.52% 6/10/28	5,588,000	5,574,327
GS Mortgage Securities II
•Series 2018-GS9 A4 3.992% 3/10/51	3,480,000	3,538,856
•Series 2018-GS9 B 4.321% 3/10/51	2,875,000	2,939,899
GS Mortgage Securities Trust
•Series 2010-C1 C 5.635% 8/10/43	3,023,000	3,092,152
Series 2015-GC32 A4 3.764% 7/10/48	3,538,000	3,575,479
•Series 2017-GS5 XA 0.968% 3/10/50	90,993,630	5,370,853
Series 2017-GS6 A3 3.433% 5/10/50	4,900,000	4,791,063
JPM-BB Commercial Mortgage Securities Trust
•Series 2015-C27 XA 1.472% 2/15/48	93,522,510	5,109,696
Series 2015-C31 A3 3.801% 8/15/48	8,575,000	8,666,048
Series 2015-C33 A4 3.77% 12/15/48	16,643,000	16,769,815
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	11,776,000	11,332,486
Series 2016-C4 A3 3.141% 12/15/49	7,150,000	6,855,218
Series 2017-C7 A5 3.409% 10/15/50	3,755,000	3,658,667

LVIP Delaware Bond Fund–25

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.718% 8/12/37	1,656,000	$1,712,360
Series 2013-LC11 B 3.499% 4/15/46	8,529,000	8,347,250
Series 2015-JP1 A5 3.914% 1/15/49	8,627,000	8,767,561
Series 2016-JP2 A4 2.822% 8/15/49	10,654,000	10,002,747
Series 2016-WIKI A 2.798% 10/5/31	4,525,000	4,430,347
Series 2016-WIKI B 3.201% 10/5/31	4,395,000	4,309,972
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	4,350,940	3,296,533
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	4,533,000	4,575,443
Series 2015-C23 A4 3.719% 7/15/50	17,967,000	18,043,090
Series 2015-C26 A5 3.531% 10/15/48	5,698,000	5,655,393
Series 2016-C29 A4 3.325% 5/15/49	4,910,000	4,778,875
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	2,345,000	2,218,498
Series 2011-C3 A4 4.118% 7/15/49	5,645,000	5,774,221
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	5,033,337	5,043,580
•Series 2018-C9 A4 4.117% 3/15/51	6,050,000	6,190,803
•UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 3.649% 3/10/46	3,300,000	3,262,576
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	3,276,000	3,317,389
Series 2014-LC18 A5 3.405% 12/15/47	5,756,058	5,692,861
Series 2015-NXS3 A4 3.617% 9/15/57	3,185,000	3,182,335
Series 2016-BNK1 A3 2.652% 8/15/49	7,895,000	7,338,069
Series 2017-C38 A5 3.453% 7/15/50	5,730,000	5,605,048

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	11,490,000	$11,269,012

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $416,618,073)		400,040,600

ΔREGIONAL BONDS–0.36%
Canada–0.36%
Province of New Brunswick Canada 2.50% 12/12/22	10,780,000	10,496,229
Province of Quebec Canada 2.75% 4/12/27	12,575,000	12,114,962

Total Regional Bonds (Cost $23,342,983)		22,611,191

ΔSOVEREIGN BONDS–0.05%
Bermuda–0.03%
Bermuda Government International Bond 3.717% 1/25/27	2,200,000	2,049,300

		2,049,300

Jordan–0.02%
Jordan Government International Bond 5.75% 1/31/27	1,300,000	1,210,677

		1,210,677

Total Sovereign Bonds (Cost $3,494,856)		3,259,977

SUPRANATIONAL BANK–0.06%
Banque Ouest Africaine de Developpement 5.00% 7/27/27	4,150,000	3,966,881

Total Supranational Bank (Cost $4,070,071)		3,966,881

U.S. TREASURY OBLIGATIONS–12.91%
U.S. Treasury Bond 3.125% 5/15/48	235,345,000	241,922,704
U.S. Treasury Inflation Index Note 0.125% 4/15/22	65,686,827	64,348,110
U.S. Treasury Notes
1.25% 6/30/19	82,270,000	81,378,210
2.625% 6/30/23	155,460,000	154,716,093
2.875% 5/15/28	271,390,000	271,967,762

Total U.S. Treasury Obligations (Cost $805,648,430)		814,332,879

LVIP Delaware Bond Fund–26

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.23%
µBank of America 6.50% 10/23/49	8,780,000	$9,339,725
µGeneral Electric 5.00% 12/29/49	2,910,000	2,869,988
µMorgan Stanley 5.55% 12/29/49	1,515,000	1,563,404
•USB Realty 3.495% (LIBOR03M + 1.147%) 12/22/49	615,000	558,881

Total Preferred Stock (Cost $14,460,506)		14,331,998

	Principal Amount°
SHORT-TERM INVESTMENTS–5.51%
≠Discounted Commercial Paper–5.51%
Banco Estado Chile
1.91% 7/2/18	16,650,000	16,649,117
1.947% 7/3/18	50,000,000	49,994,667
Cornell University 2.058% 8/1/18	14,200,000	14,173,588
Credit Agricole New York 1.87% 7/2/18	55,000,000	54,997,143

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Dartmouth College 2.057% 8/16/18	9,500,000	$9,474,160
DNB Bank 3.801% 7/5/18	55,000,000	54,982,923
DZ Bank New York 1.89% 7/2/18	78,515,000	78,510,878
Koch Resources 1.88% 7/2/18	8,835,000	8,834,539
Novartis Finance 1.92% 7/2/18	11,800,000	11,799,371
St Joseph County Indiana 1.923% 7/9/18	5,505,000	5,501,917
University of Chicago 2.172% 9/7/18	10,565,000	10,520,838
Yale University 2.152% 9/7/18	32,000,000	31,872,320

		347,311,461

Total Short Term Investments (Cost $347,325,152)		347,311,461

TOTAL VALUE OF SECURITIES–103.30% (Cost $6,578,635,571)	6,516,628,957
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.30%)	(208,290,827)

NET ASSETS APPLICABLE TO 471,073,841 SHARES OUTSTANDING–100.00%	$6,308,338,130

NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND STANDARD CLASS ($2,615,226,965 / 195,086,908 Shares)	$13.405

NET ASSET VALUE PER SHARE–LVIP DELAWARE BOND FUND SERVICE CLASS ($3,693,111,165 / 275,986,933 Shares)	$13.381

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$6,356,540,186
Undistributed net investment income	90,960,571
Accumulated net realized loss on investments	(77,225,447)
Net unrealized depreciation of investments, foreign currencies and derivatives	(61,937,180)

TOTAL NET ASSETS	$6,308,338,130

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $4,495,000 cash collateral held at broker for futures contracts, $29,190 variation margin due to broker on futures contracts, $5,026,601 cash collateral held at broker for swap contracts, $749,224 variation margin due from broker for swap contracts, $2,830,252 due to manager and affiliates, $176,727 other accrued expenses payable, $324,142,682 payable for investments purchased and $1,325,975 payable for fund shares redeemed as of June 30, 2018.

LVIP Delaware Bond Fund–27

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts and swap contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
4,652	U.S. Treasury 10 yr Notes	$559,112,250	$558,762,214	9/20/18	$350,036

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.30[4] -Quarterly	63,100,000	5.00%	6/20/23	$(3,680,801)	$(3,422,559)	$—	$(258,242)
ITRX.EUR[5] -Quarterly	15,915,000	1.00%	6/20/23	713,080	712,600	480	—

Total CDS Contracts				$(2,967,721)	$(2,709,959)	$480	$(258,242)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2018.

3Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade is in the CDS market. Constituents for the index can be found at www.markit.com/documentation.

5The European Markit iTraxx indices trade 3, 5, 7 and 10-year maturities, and a new series is determined on the basis of liquidity every six months. The benchmark Markit iTraxx Europe index comprises 125 equally-weighted European names. The Markit iTraxx Crossover index comprises the 75 most liquid sub-investment grade entities. Total Return indices are calculated and published hourly for Markit iTraxx Europe, Asia and Crossover. These indices measure the performance of the respective on-the-run Markit iTraxx CDS contracts. Constituents for the index can be found at www.markit.com/documentation.

LVIP Delaware Bond Fund–28

LVIP Delaware Bond Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

CDS–Credit Default Swaps

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

JPM–JPMorgan

LB–Lehman Brothers

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To Be Announced

WF–Wells Fargo

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–29

LVIP Delaware Bond Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$103,002,145
Dividends	195,553

103,197,698

EXPENSES:
Management fees	9,780,748
Distribution fees-Service Class	6,340,619
Shareholder servicing fees	918,628
Accounting and administration expenses	765,534
Reports and statements to shareholders	271,701
Trustees’ fees and expenses	96,142
Professional fees	82,335
Pricing fees	56,255
Custodian fees	38,699
Consulting fees	2,757
Other	29,696

18,383,114
Less:
Expenses paid indirectly	(13,671)

Total operating expenses	18,369,443

NET INVESTMENT INCOME	84,828,255

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(40,052,647)
Foreign currencies	118,959
Futures contracts	11,578,355
Swap contracts	31,305

Net realized loss	(28,324,028)

Net change in unrealized appreciation (depreciation) of:
Investments	(160,598,704)
Foreign currencies	(388)
Futures contracts	2,371,511
Swap contracts	52,951

Net change in unrealized appreciation (depreciation)	(158,174,630)

NET REALIZED AND UNREALIZED LOSS	(186,498,658)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(101,670,403)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$84,828,255	$146,364,723
Net realized loss	(28,324,028)	(13,092,971)
Net change in unrealized appreciation (depreciation)	(158,174,630)	127,360,611

Net increase (decrease) in net assets resulting from operations	(101,670,403)	260,632,363

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(78,272,526)
Service Class	—	(89,625,947)

	—	(167,898,473)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	164,763,857	145,459,264
Service Class	270,143,133	461,925,039
Reinvestment of dividends and distributions:
Standard Class	—	78,272,526
Service Class	—	89,625,947

	434,906,990	775,282,776

Cost of shares redeemed:
Standard Class	(270,836,455)	(833,436,285)
Service Class	(135,440,324)	(230,008,531)

	(406,276,779)	(1,063,444,816)

Increase (decrease) in net assets derived from capital share transactions	28,630,211	(288,162,040)

NET DECREASE IN NET ASSETS	(73,040,192)	(195,428,150)
NET ASSETS:
Beginning of period	6,381,378,322	6,576,806,472

End of period	$6,308,338,130	$6,381,378,322

Undistributed net investment income	$90,960,571	$6,132,316

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–30

LVIP Delaware Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.607	$13.417	$13.590	$13.903	$13.466	$14.212

Income (loss) from investment operations:
Net investment income[2]	0.192	0.340	0.308	0.315	0.315	0.303
Net realized and unrealized gain (loss)	(0.394)	0.247	0.061	(0.261)	0.488	(0.634)

Total from investment operations	(0.202)	0.587	0.369	0.054	0.803	(0.331)

Less dividends and distributions from:
Net investment income	—	(0.397)	(0.386)	(0.335)	(0.290)	(0.247)
Net realized gain	—	—	(0.156)	(0.032)	(0.076)	(0.162)
Return of capital	—	—	—	—		(0.006)

Total dividends and distributions	—	(0.397)	(0.542)	(0.367)	(0.366)	(0.415)

Net asset value, end of period	$13.405	$13.607	$13.417	$13.590	$13.903	$13.466

Total return[3]	(1.48% )	4.37%	2.72%	0.39%	5.97%	(2.31% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,615,227	$2,762,644	$3,324,029	$4,550,985	$4,304,241	$3,728,463
Ratio of expenses to average net assets	0.38%	0.37%	0.35%	0.35%	0.35%	0.37%
Ratio of net investment income to average net assets	2.88%	2.48%	2.20%	2.25%	2.25%	2.18%
Portfolio turnover	70%	179%	285%	364%	426%	431%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–31

LVIP Delaware Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Bond Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.606	$13.417	$13.589	$13.902	$13.466	$14.212

Income (loss) from investment operations:
Net investment income[2]	0.168	0.292	0.259	0.266	0.265	0.255
Net realized and unrealized gain (loss)	(0.393)	0.246	0.062	(0.261)	0.489	(0.635)

Total from investment operations	(0.225)	0.538	0.321	0.005	0.754	(0.380)

Less dividends and distributions from:
Net investment income	—	(0.349)	(0.337)	(0.286)	(0.242)	(0.198)
Net realized gain	—	—	(0.156)	(0.032)	(0.076)	(0.162)
Return of capital	—	—	—	—		(0.006)

Total dividends and distributions	—	(0.349)	(0.493)	(0.318)	(0.318)	(0.366)

Net asset value, end of period	$13.381	$13.606	$13.417	$13.589	$13.902	$13.466

Total return[3]	(1.65% )	4.00%	2.37%	0.03%	5.60%	(2.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,693,111	$3,618,734	$3,252,777	$2,986,870	$2,784,103	$2,566,920
Ratio of expenses to average net assets	0.73%	0.72%	0.70%	0.70%	0.70%	0.72%
Ratio of net investment income to average net assets	2.53%	2.13%	1.85%	1.90%	1.90%	1.83%
Portfolio turnover	70%	179%	285%	364%	426%	431%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Bond Fund–32

LVIP Delaware Bond Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Delaware Bond Fund–33

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund received earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets in excess of $400 million. The fee is calculated daily and paid monthly.

Delaware Investments Fund Advisers (“DIFA”) (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$179,620
Legal	35,785

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $248,534 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Fund. The fee is calculated daily and paid monthly.

LVIP Delaware Bond Fund–34

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$1,604,127
Distribution fees payable to LFD	1,056,513
Shareholder servicing fees payable to Lincoln Life	150,616
Printing and mailing fees payable to Lincoln Life	18,996

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,720,419,975
Purchases of U.S. government securities	2,826,417,798
Sales other than U.S. government securities	1,959,675,152
Sales of U.S. government securities	2,426,625,254

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$6,578,635,571

Aggregate unrealized appreciation of investments and derivatives	$62,104,914
Aggregate unrealized depreciation of investments and derivatives	(124,019,254)

Net unrealized depreciation of investments and derivatives	$(61,914,340)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

LVIP Delaware Bond Fund–35

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$776,057,094	$—	$776,057,094
Agency Commercial Mortgage-Backed Securities	—	89,792,400	—	89,792,400
Agency Mortgage-Backed Securities	—	1,329,036,300	—	1,329,036,300
Corporate Bonds	—	1,959,421,675	—	1,959,421,675
Municipal Bonds	—	29,184,660	—	29,184,660
Non-Agency Asset-Backed Securities	—	504,571,554	6,449,996	511,021,550
Non-Agency Collateralized Mortgage Obligations	—	81,422,386	6,727,132	88,149,518
Non-Agency Commercial Mortgage-Backed
Securities	—	400,040,600	—	400,040,600
Regional Bonds	—	22,611,191	—	22,611,191
Loan Agreements	—	128,110,773	—	128,110,773
Sovereign Bonds	—	3,259,977	—	3,259,977
Supranational Banks	—	3,966,881	—	3,966,881
U.S. Treasury Obligations	—	814,332,879	—	814,332,879
Preferred Stock	—	14,331,998	—	14,331,998
Short-Term Investments	—	347,311,461	—	347,311,461

Total Investments	$—	$6,503,451,829	$13,177,128	$6,516,628,957

Derivatives:
Assets:
Futures Contracts	$350,036	$—	$—	$350,036

Swap Contracts	$—	$480	$—	$480

Liabilities:
Swap Contracts	$—	$(258,242)	$—	$(258,242)

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	12,281,021	10,565,178
Service Class	20,126,832	33,715,860
Shares reinvested:
Standard Class	—	5,748,992
Service Class	—	6,581,916

	32,407,853	56,611,946

Shares redeemed:
Standard Class	(20,230,623)	(61,031,670)
Service Class	(10,108,554)	(16,774,929)

	(30,339,177)	(77,806,599)

Net increase (decrease)	2,068,676	(21,194,653)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or

LVIP Delaware Bond Fund–36

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securites against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Swap Contracts–The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades. No interest rate swap contracts were outstanding at June 30, 2018.

During the six months ended June 30, 2018, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, such as an index. In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Fund used CDS contracts to hedge against credit events.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

LVIP Delaware Bond Fund–37

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$350,036	Liabilities net of receivables and other assets	$—
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	480	Liabilities net of receivables and other assets	(258,242)

Total		$350,516		$(258,242)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$8,069	$—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	11,578,355	2,371,511
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(369,025)	(257,762)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	400,331	255,435

Total		$11,617,730	$2,369,184

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2018.

	Long Derivative Volume		Short Derivative Volume
Futures contracts (average notional value)	USD	198,745,056	USD	342,158,040
CDS Contracts (average notional value)*	EUR	127,320	EUR	—
CDS Contracts (average notional value)*	USD	11,251,560	USD	—
Interest rate swap contracts (average notional value)**	USD	—	USD	7,966,880

*Long represents buying protection and short represents selling protection.

**Long represents paying floating interest payments and short represents receiving floating interest payments.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to the offsetting provisions.

LVIP Delaware Bond Fund–38

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP Delaware Bond Fund–39

LVIP Delaware Bond Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Bond Fund–40

LVIP Delaware Diversified Floating Rate Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Delaware Diversified Floating Rate Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Diversified Floating Rate Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,005.60	0.63%	$3.13
Service Class Shares	1,000.00	1,004.30	0.88%	4.37

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.67	0.63%	$3.16
Service Class Shares	1,000.00	1,020.43	0.88%	4.41

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Collateralized Mortgage Obligations	1.80%
Agency Commercial Mortgage-Backed Security	0.55%
Agency Mortgage-Backed Securities	1.21%
Convertible Bonds	0.51%
Convertible Preferred Stock	0.19%
Corporate Bonds	54.52%
Aerospace & Defense	0.60%
Agriculture	0.77%
Airlines	0.13%
Auto Manufacturers	3.39%
Banks	20.67%
Beverages	2.11%
Biotechnology	0.17%
Chemicals	0.55%
Commercial Services	0.02%
Computers	0.90%
Construction & Engineering	0.13%
Diversified Financial Services	1.83%
Electric	3.84%
Electronics	0.08%
Food	0.51%
Gas	0.12%
Health Care Products	1.40%
Insurance	1.69%
Internet	0.03%
Iron & Steel	0.02%
Machinery-Diversified	0.43%
Manufacturing	1.29%
Media	0.48%
Mining	0.27%
Oil & Gas	3.59%
Paper & Forest Products	0.15%
Pharmaceuticals	0.97%
Pipelines	0.98%
Real Estate Investment Trusts	0.60%
Retail	0.97%
Savings & Loans	0.04%
Semiconductors	0.78%
Software	1.65%
Telecommunications	3.23%

Security Type/Sector	Percentage of Net Assets

Transportation	0.09%
Trucking & Leasing	0.04%
Loan Agreements	12.69%
Non-Agency Asset-Backed Securities	18.28%
Non-Agency Commercial Mortgage-Backed Securities	2.26%
Regional Bonds	0.77%
Sovereign Bonds	1.71%
Supranational Banks	1.69%
U.S. Treasury Obligations	0.84%
Preferred Stock	0.57%
Money Market Fund	1.78%
Total Value of Securities	99.37%
Receivables and Other Assets Net of Liabilities	0.63%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)*
U.S. Government	4.55%
AAA	24.63%
AA	13.31%
A	24.24%
BBB	18.77%
BB	4.61%
B	1.02%
Non-Rated	8.87%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Collateralized Mortgage Obligation, Agency Commercial Mortgage-Backed, Agency Mortgaged-Backed and U.S. Treasury Obligations securities appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.80%
Fannie Mae Connecticut Avenue Securities
•Series 2016-C03 1M1 4.091% (LIBOR01M + 2.00%) 10/25/28	407,853	$413,412
•Series 2016-C04 1M1 3.541% (LIBOR01M + 1.45%) 1/25/29	300,202	302,518
•Series 2017-C01 1M1 3.391% (LIBOR01M + 1.30%) 7/25/29	311,806	314,129
*Fannie Mae Interest Strip Series 409 C3 3.00% 5/25/27	7,000,826	608,174
Fannie Mae REMICs
•Series 2005-106 QF 2.601% (LIBOR01M + 0.51%) 12/25/35	1,079,986	1,091,206
•Series 2006-40 F 2.391% (LIBOR01M + 0.30%) 5/25/36	75,054	74,993
*Series 2012-150 DI 3.00% 1/25/28	17,475,617	1,641,581
•*Series 2017-69 SG 4.059% (6.15% minus LIBOR01M) 9/25/47	1,239,641	245,106
Freddie Mac REMICs
•Series 3152 JF 2.523% (LIBOR01M + 0.45%) 8/15/35	70,151	70,360
•Series 3311 VF 2.313% (LIBOR01M + 0.24%) 5/15/37	188,647	187,838
•Series 3800 AF 2.573% (LIBOR01M + 0.50%) 2/15/41	259,339	260,885
*Series 4096 EI 3.00% 8/15/27	15,494,659	1,450,288
*Series 4600 WI 3.50% 5/15/36	10,451,216	1,838,957
*Series 4700 WI 3.50% 1/15/44	5,926,760	976,454
GNMA
•Series 2010-46 MF 2.485% (LIBOR01M + 0.40%) 5/16/34	260,583	261,759
•*Series 2017-68 SB 4.066% (6.15% minus LIBOR01M) 5/20/47	1,084,494	186,158
•*Series 2017-80 AS 4.116% (6.20% minus LIBOR01M) 5/20/47	13,115,090	2,502,505
•*Series 2017-91 SM 4.116% (6.20% minus LIBOR01M) 6/20/47	1,015,559	198,944
•*Series 2017-117 SD 4.116% (6.20% minus LIBOR01M) 8/20/47	983,565	193,177

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2017-120 QS 4.116% (6.20% minus LIBOR01M) 8/20/47	1,259,666	$253,003
•Permanent Master Issuer Series 2018-1A 1A1 2.747% (LIBOR03M + 0.38%) 7/15/58	3,000,000	3,002,658

Total Agency Collateralized Mortgage Obligations (Cost $15,680,543)		16,074,105

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.55%
•FREMF Mortgage Trust Series 2014-K716 B 4.081% 8/25/47	4,820,000	4,891,104

Total Agency Commercial Mortgage-Backed Security (Cost $4,988,344)		4,891,104

AGENCY MORTGAGE-BACKED SECURITIES–1.21%
Fannie Mae S.F. 30 yr
4.50% 5/1/46	670,426	701,678
5.50% 5/1/44	9,038,052	9,852,851
6.00% 12/1/37	191,856	210,747

Total Agency Mortgage-Backed Securities (Cost $11,019,374)		10,765,276

CONVERTIBLE BONDS–0.51%
Ares Capital 3.75%, exercise price $19.39, maturity date 2/1/22	202,000	203,257
BioMarin Pharmaceutical 1.50%, exercise price $94.15, maturity date 10/15/20	25,000	29,741
Blackstone Mortgage Trust 4.375%, exercise price $35.67, maturity date 5/5/22	919,000	905,561
Blackstone Mortgage Trust 5.25%, exercise price $27.36, maturity date 12/1/18	52,000	59,524
Cemex 3.72%, exercise price $11.01, maturity date 3/15/20	33,000	33,204
Cheniere Energy 4.25%, exercise price $138.38, maturity date 3/15/45	290,000	231,043
DISH Network 2.375%, exercise price $82.21, maturity date 3/15/24	49,000	43,334
DISH Network 3.375%, exercise price $65.18, maturity date 8/15/26	18,000	17,480

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
GAIN Capital Holdings 5.00%, exercise price $8.20, maturity date 8/15/22	461,000	$533,851
GCI Liberty 1.75%, exercise price $370.52, maturity date 9/30/46	123,000	127,175
Helix Energy Solutions Group 4.25%, exercise price $13.89, maturity date 5/1/22	512,000	535,748
Huron Consulting Group 1.25%, exercise price $79.89, maturity date 10/1/19	75,000	70,766
Knowles 3.25%, exercise price $18.43, maturity date 11/1/21	46,000	51,361
Liberty Media 2.25%, exercise price $35.35, maturity date 9/30/46	15,000	7,916
Medicines 2.75%, exercise price $48.97, maturity date 7/15/23	33,000	33,346
New Mountain Finance 5.00%, exercise price $15.80, maturity date 6/15/19	61,000	62,149
Pacira Pharmaceuticals 2.375%, exercise price $66.89, maturity date 4/1/22	47,000	43,798
Spirit Realty Capital 3.75%, exercise price $11.51, maturity date 5/15/21	575,000	578,261
Synaptics 0.50%, exercise price $73.02, maturity date 6/15/22	9,000	8,934
Synchronoss Technologies 0.75%, exercise price $53.17, maturity date 8/15/19	38,000	35,721
Tesla Energy Operations 1.625%, exercise price $759.35, maturity date 11/1/19	800,000	746,383
•Vector Group 1.75%, exercise price $22.35, maturity date 4/15/20	85,000	89,774
Verint Systems 1.50%, exercise price $64.46, maturity date 6/1/21	69,000	68,065

Total Convertible Bonds (Cost $4,454,402)		4,516,392

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.19%
A Schulman 6.00%, exercise price $52.33, expiration date 12/31/49	170	178,505

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
AMG Capital Trust II 5.15%, exercise price $200.00, expiration date 10/15/37	12,425	$743,947
DTE Energy 6.50%, exercise price $116.31, expiration date 10/1/19	663	34,270
El Paso Energy Capital Trust I 4.75%, exercise price $34.49, expiration date 3/31/28	2,449	116,327
Welltower 6.50%, exercise price $57.42, expiration date 12/31/49	10,350	615,308

Total Convertible Preferred Stock (Cost $1,769,306)		1,688,357

	Principal Amount°

CORPORATE BONDS–54.52%
Aerospace & Defense–0.60%
General Dynamics
3.00% 5/11/21	400,000	398,877
3.375% 5/15/23	4,525,000	4,537,125
L3 Technologies 3.85% 6/15/23	385,000	384,629

		5,320,631

Agriculture–0.77%
BAT Capital 2.764% 8/15/22	7,125,000	6,838,697

		6,838,697

Airlines–0.13%
◆United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	412,289	414,344
◆United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	758,705	755,202

		1,169,546

Auto Manufacturers–3.39%
Daimler Finance North America 3.35% 2/22/23	1,425,000	1,401,272
•Ford Motor Credit 3.293% (LIBOR03M + 0.93%) 11/4/19	7,130,000	7,180,586
General Motors Financial
3.10% 1/15/19	4,120,000	4,124,415
4.375% 9/25/21	5,500,000	5,610,211
Hyundai Capital America 3.00% 3/18/21	490,000	481,247
•PACCAR Financial 2.914% (LIBOR03M + 0.60%) 12/6/18	5,850,000	5,863,597
Toyota Motor Credit 2.00% 10/24/18	5,525,000	5,516,292

		30,177,620

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks–20.67%
µAkbank Turk 7.20% 3/16/27	230,000	$210,046
Banco do Brasil 4.875% 4/19/23	200,000	191,700
Banco Santander 3.848% 4/12/23	600,000	587,428
•Bank of America 3.133% (LIBOR03M + 0.77%) 2/5/26	12,160,000	11,952,876
Bank of Georgia 6.00% 7/26/23	200,000	199,927
•Bank of New York Mellon 3.409% (LIBOR03M + 1.05%) 10/30/23	8,127,000	8,267,000
µBarclays 8.25% 12/29/49	2,750,000	2,798,931
•BB&T 2.578% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,496,464
BBVA Bancomer 7.25% 4/22/20	450,000	471,937
•Citigroup 3.421% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,816,034
Citizens Bank 2.55% 5/13/21	4,000,000	3,903,661
Citizens Financial Group
2.375% 7/28/21	1,000,000	967,640
4.30% 12/3/25	750,000	746,351
Compass Bank 3.875% 4/10/25	970,000	936,881
µCredit Suisse Group 4.207% 6/12/24	2,955,000	2,960,421
•Dexia Credit Local 2.843% (LIBOR03M + 0.50%) 2/15/19	4,440,000	4,452,967
Fifth Third Bancorp
2.60% 6/15/22	450,000	436,026
2.875% 7/27/20	4,065,000	4,044,139
•Fifth Third Bank 3.241% (LIBOR03M + 0.91%) 8/20/18	1,770,000	1,770,744
•Goldman Sachs Group 3.491% (LIBOR03M + 1.17%) 5/15/26	7,925,000	7,836,456
µHSBC Holdings 3.95% 5/18/24	1,710,000	1,705,001
Huntington Bancshares 2.30% 1/14/22	935,000	898,645
Huntington National Bank 2.50% 8/7/22	6,290,000	6,065,300
JPMorgan Chase & Co.
•3.26% (LIBOR03M + 0.90%) 4/25/23	4,205,000	4,243,715
•3.589% (LIBOR03M + 1.23%) 10/24/23	9,710,000	9,891,973
KeyBank
2.35% 3/8/19	4,750,000	4,736,786
2.50% 11/22/21	2,000,000	1,943,187
3.18% 5/22/22	1,630,000	1,610,007
Manufacturers & Traders Trust
2.05% 8/17/20	4,265,000	4,169,861
2.50% 5/18/22	530,000	513,129
•Morgan Stanley 3.583% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,088,218

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
•Nederlandse Waterschapsbank 2.361% (LIBOR03M + 0.02%) 3/15/19	4,285,000	$4,285,808
Oesterreichische Kontrollbank 2.875% 3/13/23	2,375,000	2,367,030
•PNC Bank 2.866% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,523,028
Regions Bank 2.25% 9/14/18	3,985,000	3,983,284
Royal Bank of Canada 2.75% 2/1/22	3,425,000	3,365,570
Royal Bank of Scotland Group
•3.813% (LIBOR03M + 1.47%) 5/15/23	3,610,000	3,629,633
•3.885% (LIBOR03M + 1.55%) 6/25/24	1,370,000	1,368,282
µ8.625% 12/29/49	1,550,000	1,651,138
•Santander UK 3.18% (LIBOR03M + 0.85%) 8/24/18	5,700,000	5,707,761
µState Street 2.653% 5/15/23	1,290,000	1,254,795
SunTrust Bank 2.45% 8/1/22	2,000,000	1,923,114
SunTrust Banks
2.70% 1/27/22	1,360,000	1,326,184
4.00% 5/1/25	715,000	719,033
SVB Financial Group 3.50% 1/29/25	770,000	746,913
Turkiye Garanti Bankasi 5.25% 9/13/22	260,000	245,561
UBS Group Funding Switzerland 3.00% 4/15/21	10,365,000	10,210,630
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	465,000	421,987
•Wells Fargo & Co. 3.589% (LIBOR03M + 1.23%) 10/31/23	13,300,000	13,577,458

		184,220,660

Beverages–2.11%
Anheuser-Busch InBev Finance 2.65% 2/1/21	6,600,000	6,513,054
•Anheuser-Busch Inbev Worldwide 3.048% (LIBOR03M + 0.69%) 8/1/18	6,520,000	6,524,664
Maple Escrow Subsidiary 4.057% 5/25/23	485,000	486,710
Pernod Ricard 4.45% 1/15/22	5,120,000	5,268,662

		18,793,090

Biotechnology–0.17%
Celgene 3.25% 2/20/23	1,575,000	1,540,183

		1,540,183

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–0.55%
Braskem Netherlands Finance 3.50% 1/10/23	500,000	$472,600
Dow Chemical 8.55% 5/15/19	1,560,000	1,635,350
Equate Petrochemical 3.00% 3/3/22	295,000	283,017
OCP 4.50% 10/22/25	300,000	286,373
Phosagro OAO Via Phosagro Bond Funding 3.95% 11/3/21	355,000	346,319
Syngenta Finance
3.933% 4/23/21	565,000	563,939
4.441% 4/24/23	1,295,000	1,289,131

		4,876,729

Commercial Services–0.02%
Atento Luxco 1 6.125% 8/10/22	190,000	183,255

		183,255

Computers–0.90%
Apple
•2.869% (LIBOR03M + 0.50%) 2/9/22	3,820,000	3,868,252
•3.46% (LIBOR03M + 1.13%) 2/23/21	4,050,000	4,162,635

		8,030,887

Construction & Engineering–0.13%
SBA Tower Trust 2.898% 10/8/19	1,145,000	1,137,744

		1,137,744

Diversified Financial Services–1.83%
BOC Aviation 2.375% 9/15/21	400,000	383,092
•Charles Schwab 2.649% (LIBOR03M + 0.32%) 5/21/21	7,190,000	7,222,185
µE*TRADE Financial 5.30% 12/31/49	1,790,000	1,751,963
GTP Acquisition Partners I 2.35% 6/15/20	470,000	461,371
International Lease Finance 8.625% 1/15/22	5,640,000	6,475,569

		16,294,180

Electric–3.84%
AEP Texas 2.40% 10/1/22	2,145,000	2,062,090
µAES Gener 8.375% 12/18/73	200,000	205,870
Ameren Illinois 9.75% 11/15/18	385,000	394,888
American Transmission Systems 5.25% 1/15/22	755,000	794,445
Ausgrid Finance
3.85% 5/1/23	890,000	892,836
4.35% 8/1/28	640,000	644,291
Berkshire Hathaway Energy 3.75% 11/15/23	1,160,000	1,175,370

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
CMS Energy 6.25% 2/1/20	695,000	$726,818
Commonwealth Edison 2.15% 1/15/19	2,750,000	2,743,622
Duke Energy 1.80% 9/1/21	5,670,000	5,431,458
µEmera 6.75% 6/15/76	440,000	459,800
µEnel 8.75% 9/24/73	1,103,000	1,231,224
Enel Finance International 3.625% 5/25/27	1,380,000	1,264,656
Entergy Louisiana 4.05% 9/1/23	2,645,000	2,701,614
Fortis 2.10% 10/4/21	4,985,000	4,760,571
Great Plains Energy 4.85% 6/1/21	440,000	451,959
ITC Holdings 2.70% 11/15/22	2,780,000	2,678,864
Nevada Power 2.75% 4/15/20	820,000	819,117
NextEra Energy Capital Holdings 3.625% 6/15/23	875,000	874,125
NV Energy 6.25% 11/15/20	800,000	854,403
Perusahaan Listrik Negara 4.125% 5/15/27	200,000	185,131
PSEG Power 3.85% 6/1/23	955,000	951,676
Sempra Energy 2.875% 10/1/22	1,995,000	1,934,888

		34,239,716

Electronics–0.08%
Allegion US Holding 3.55% 10/1/27	225,000	208,507
Trimble 4.15% 6/15/23	480,000	478,987

		687,494

Food–0.51%
Campbell Soup 3.65% 3/15/23	2,040,000	2,005,162
ESAL 6.25% 2/5/23	230,000	215,340
General Mills
3.20% 4/16/21	570,000	567,419
3.70% 10/17/23	880,000	872,068
Marfrig Holdings Europe 8.00% 6/8/23	225,000	228,656
•Mondelez International 2.878% (LIBOR03M + 0.52%) 2/1/19	675,000	676,165

		4,564,810

Gas–0.12%
µNiSource 5.65% 6/10/48	880,000	874,500
Perusahaan Gas Negara Persero 5.125% 5/16/24	200,000	203,122

		1,077,622

Health Care Products–1.40%
Abbott Laboratories
2.80% 9/15/20	3,000,000	2,978,872
2.90% 11/30/21	6,690,000	6,590,087

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products (continued)
Becton Dickinson and Co. 3.363% 6/6/24	3,045,000	$2,928,858

		12,497,817

Insurance–1.69%
Nuveen Finance 2.95% 11/1/19	5,110,000	5,091,711
Prudential Financial
•3.123% (LIBOR03M + 0.78%) 8/15/18	8,742,000	8,750,052
µ5.375% 5/15/45	740,000	738,150
•XLIT 4.805% (LIBOR03M + 2.458%) 12/29/49	460,000	453,100

		15,033,013

Internet–0.03%
JD.com 3.125% 4/29/21	250,000	243,895

		243,895

Iron & Steel–0.02%
CSN Resources 7.625% 2/13/23	200,000	180,752

		180,752

Machinery-Diversified–0.43%
Nvent Finance 3.95% 4/15/23	3,860,000	3,824,215

		3,824,215

Manufacturing–1.29%
General Electric
•2.743% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,763,323
•2.951% (LIBOR03M + 0.62%) 1/9/20	3,840,000	3,854,355
•3.341% (LIBOR03M + 1.00%) 3/15/23	2,450,000	2,480,037
6.00% 8/7/19	1,385,000	1,432,232

		11,529,947

Media–0.48%
Cablevision 6.50% 6/15/21	330,000	328,703
Myriad International Holdings 4.85% 7/6/27	200,000	196,256
Time Warner Entertainment 8.375% 3/15/23	3,190,000	3,715,807

		4,240,766

Mining–0.27%
µBHP Billiton Finance USA 6.25% 10/19/75	2,120,000	2,222,423
Vedanta Resources 7.125% 5/31/23	200,000	189,000

		2,411,423

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas–3.59%
•Chevron 2.851% (LIBOR03M + 0.53%) 3/3/22	5,645,000	$5,708,843
•ConocoPhillips 3.243% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,196,872
Ecopetrol 5.875% 9/18/23	200,000	212,500
•Equinor 2.823% (LIBOR03M + 0.46%) 11/8/18	7,240,000	7,252,652
•Exxon Mobil 2.684% (LIBOR03M + 0.37%) 3/6/22	10,640,000	10,703,650
Gazprom OAO Via Gaz Capital 4.95% 3/23/27	295,000	285,140
Kunlun Energy 2.875% 5/13/20	465,000	459,741
Marathon Oil 2.80% 11/1/22	905,000	868,619
Pertamina Persero 4.30% 5/20/23	210,000	207,773
•Petroleos Mexicanos 5.977% (LIBOR03M + 3.65%) 3/11/22	800,000	856,000
Tecpetrol 4.875% 12/12/22	215,000	199,348

		31,951,138

Paper & Forest Products–0.15%
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,359,285

		1,359,285

Pharmaceuticals–0.97%
CVS Health
2.125% 6/1/21	6,885,000	6,623,108
3.70% 3/9/23	450,000	448,195
4.10% 3/25/25	1,280,000	1,275,073
4.30% 3/25/28	270,000	266,855

		8,613,231

Pipelines–0.98%
Enbridge Energy Partners
4.375% 10/15/20	440,000	448,246
5.20% 3/15/20	90,000	92,585
Energy Transfer Partners 4.20% 9/15/23	685,000	685,456
µEnLink Midstream Partners 6.00% 12/15/22	390,000	334,418
MPLX 4.875% 12/1/24	1,490,000	1,538,176
ONEOK 7.50% 9/1/23	1,765,000	2,023,540
Sabine Pass Liquefaction
5.625% 3/1/25	110,000	117,161
5.75% 5/15/24	2,190,000	2,338,780
5.875% 6/30/26	620,000	665,958
Williams 4.55% 6/24/24	515,000	517,575

		8,761,895

Real Estate Investment Trusts–0.60%
Crown Castle International
3.80% 2/15/28	1,590,000	1,493,317
5.25% 1/15/23	985,000	1,033,159

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts 3.75% 10/15/23	1,895,000	$1,859,512
WP Carey 4.60% 4/1/24	980,000	991,427

		5,377,415

Retail–0.97%
Dollar Tree 3.70% 5/15/23	2,605,000	2,584,471
•Lowe’s 2.747% (LIBOR03M + 0.42%) 9/10/19	6,055,000	6,079,176

		8,663,647

Savings & Loans–0.04%
µNationwide Building Society 4.125% 10/18/32	345,000	316,575

		316,575

Semiconductors–0.78%
Analog Devices 2.95% 1/12/21	225,000	223,337
Microchip Technology
3.922% 6/1/21	670,000	671,571
4.333% 6/1/23	3,025,000	3,033,415
NXP 4.125% 6/15/20	3,000,000	3,037,500

		6,965,823

Software–1.65%
CDK Global 5.00% 10/15/24	620,000	635,500
•Oracle 2.841% (LIBOR03M + 0.51%) 10/8/19	13,945,000	14,032,866

		14,668,366

Telecommunications–3.23%
•Cisco Systems 2.80% (LIBOR03M + 0.50%) 3/1/19	9,480,000	9,512,441
Crown Castle Towers 4.883% 8/15/20	1,615,000	1,657,141
Deutsche Telekom International Finance
1.95% 9/19/21	485,000	462,713
2.485% 9/19/23	2,110,000	1,970,207
4.375% 6/21/28	915,000	909,577
Digicel Group 7.125% 4/1/22	240,000	158,400
Sprint Spectrum 4.738% 3/20/25	800,000	795,840
•Verizon Communications 3.443% (LIBOR03M + 1.10%) 5/15/25	8,905,000	8,903,026
•Vodafone Group 3.29% (LIBOR03M + 0.99%) 1/16/24	4,440,000	4,422,800

		28,792,145

Transportation–0.09%
Transnet 4.00% 7/26/22	200,000	189,939
Union Pacific 3.50% 6/8/23	640,000	641,160

		831,099

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trucking & Leasing–0.04%
Penske Truck Leasing 3.30% 4/1/21	405,000	$402,094

		402,094

Total Corporate Bonds (Cost $488,252,151)		485,817,405

LOAN AGREEMENTS–12.69%
•Air Medical Group Holdings 1st Lien 5.28% (LIBOR03M + 3.25%) 4/28/22	378,241	368,312
•American Airlines Tranche B 1st Lien 4.073% (LIBOR03M + 2.00%) 12/14/23	2,401,950	2,379,684
•Aramark Services Tranche B 2 1st Lien 4.084% (LIBOR03M + 1.75%) 3/28/24	2,821,250	2,824,339
•AssuredPartners 1st Lien 5.344% (LIBOR03M + 3.25%) 10/22/24	1,496,250	1,492,135
•Builders FirstSource 1st Lien 5.334% (LIBOR03M + 3.00%) 2/29/24	1,496,183	1,498,053
•Calpine Construction Finance 1st Lien 4.594% (LIBOR03M + 2.50%) 1/15/25	3,983,145	3,975,935
•Charter Communications Operating 1st Lien 4.10% (LIBOR03M + 2.00%) 4/30/25	6,716,250	6,714,672
•CROWN Americas Tranche B 1st Lien 4.312% (LIBOR03M + 2.00%) 1/29/25	3,700,000	3,707,696
•CSC Holdings Tranche B 1st Lien 4.323% (LIBOR03M + 2.25%) 7/17/25	1,980,000	1,969,892
•DaVita Tranche B 1st Lien 4.844% (LIBOR03M + 2.75%) 6/24/21	6,261,195	6,285,238
•First Data 1st Lien 4.091% (LIBOR03M + 2.00%) 4/26/24	4,611,642	4,590,636
•First Eagle Holdings Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%) 12/1/22	1,496,222	1,506,748

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Flying Fortress Holdings Tranche B 1st Lien 4.084% (LIBOR03M + 1.75%) 10/30/22	3,000,000	$3,012,510
•HCA 1st Lien 3.844% (LIBOR03M + 1.75%) 3/18/23	1,498,834	1,502,161
•Hilton Worldwide Finance Tranche B 1st Lien 3.841% (LIBOR03M + 1.75%) 10/25/23	4,045,910	4,050,118
•HUB International 1st Lien 5.36% (LIBOR03M + 3.00%) 4/25/25	1,500,000	1,492,665
•Lamar Media Tranche B 1st Lien 3.875% (LIBOR03M + 1.75%) 3/16/25	4,987,500	4,992,687
•Las Vegas Sands 1st Lien 3.73% (LIBOR03M + 1.75%) 3/27/25	5,919,946	5,887,179
•MGM Growth Properties Operating Partnership 1st Lien 4.094% (LIBOR03M + 2.00%) 3/25/25	4,887,500	4,870,687
•NCI Building Systems Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 2/8/25	2,693,250	2,687,352
•Nielsen Finance Tranche B4 1st Lien 4.046% (LIBOR03M + 2.00%) 10/4/23	2,970,000	2,971,515
•ON Semiconductor Tranche B3 1st Lien 3.844% (LIBOR03M + 1.75%) 3/31/23	2,683,774	2,686,015
•Penn National Gaming Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 1/19/24	1,080,625	1,085,353
•RPI Finance Trust Tranche B6 1st Lien 4.334% (LIBOR03M + 2.00%) 3/27/23	3,803,164	3,806,967
•Sable International Finance Tranche B4 1st Lien 5.344% (LIBOR03M + 3.25%) 1/31/26	1,500,000	1,502,190
•SBA Senior Finance II 1st Lien 4.10% (LIBOR03M + 2.00%) 4/11/25	1,200,000	1,193,676

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Scientific Games International Tranche B5 1st Lien 4.921% (LIBOR03M + 2.75%) 8/14/24	1,496,250	$1,488,305
•Sinclair Television Group Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 1/31/25	500,000	499,065
•Sinclair Television Group Tranche B2 1st Lien 4.35% (LIBOR03M + 2.25%) 1/3/24	4,407,563	4,394,693
•Sprint Communications Tranche B 1st Lien 4.625% (LIBOR03M + 2.50%) 2/2/24	6,352,117	6,332,267
•SS&C European Holdings Tranche B4 1st Lien 4.594% (LIBOR03M + 2.50%) 4/16/25	1,421,237	1,423,305
•SS&C Technologies Tranche B3 1st Lien 4.594% (LIBOR03M + 2.50%) 4/16/25	3,756,775	3,762,241
•Unitymedia Finance 1st Lien 4.073% (LIBOR03M + 2.00%) 6/1/23	1,000,000	994,685
•Univision Communications Tranche C 1st Lien 4.844% (LIBOR03M + 2.75%) 3/15/24	2,185,788	2,115,668
•USI Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%) 5/16/24	1,496,231	1,489,311
•Western Digital Tranche A1 1st Lien 3.46% (LIBOR03M + 1.50%) 2/27/23	2,500,000	2,509,375
•Western Digital Tranche B4 1st Lien 3.844% (LIBOR03M + 1.75%) 4/29/23	2,071,825	2,073,980
•WR Grace & Co-Conn Tranche B1 1st Lien 4.058% (LIBOR03M + 1.75%) 4/3/25	2,578,947	2,575,182
•WR Grace & Co-Conn Tranche B2 1st Lien 4.058% (LIBOR03M + 1.75%) 4/3/25	4,421,053	4,414,598

Total Loan Agreements (Cost $113,548,047)		113,127,090

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–18.28%
•Allegro CLO VI Series 2017-2A A 2.861% (LIBOR03M + 1.13%) 1/17/31	3,600,000	$3,602,506
American Express Credit Account Master Trust
•Series 2017-2 A 2.523% (LIBOR01M + 0.45%) 9/16/24	1,580,000	1,593,971
•Series 2017-5 A 2.453% (LIBOR01M + 0.38%) 2/18/25	7,525,000	7,554,208
•Series 2017-8 A 2.193% (LIBOR01M + 0.12%) 5/16/22	7,240,000	7,238,561
•Series 2018-5 A 2.413% (LIBOR01M + 0.34%) 12/15/25	2,000,000	2,004,602
•AMMC CLO 16 Series 2015-16A AR 3.608% (LIBOR03M + 1.26%) 4/14/29	1,635,000	1,638,123
•AMMC CLO 21 Series 2017-21A A 3.613% (LIBOR03M + 1.25%) 11/2/30	2,500,000	2,518,155
•AMMC CLO XII Series 2013-12A AR 3.553% (LIBOR03M + 1.20%) 11/10/30	2,000,000	2,009,712
•Apex Credit Clo Series 2018-1A A2 3.325% (LIBOR03M + 1.03%) 4/25/31	500,000	497,040
•Atlas Senior Loan Fund X Series 2018-10A A 3.438% (LIBOR03M + 1.09%) 1/15/31	500,000	499,293
•Atrium XIII Series 13A A1 3.542% (LIBOR03M + 1.18%) 11/21/30	2,000,000	2,004,482
•BA Credit Card Trust Series 2014-A1 A 2.453% (LIBOR01M + 0.38%) 6/15/21	4,741,000	4,748,586
•Ballyrock CLO Series 2013-1A A 3.511% (LIBOR03M + 1.18%) 5/20/25	490,101	490,258
Barclays Dryrock Issuance Trust
•Series 2017-1 A 2.403% (LIBOR01M + 0.33%) 3/15/23	1,900,000	1,902,815
•Series 2017-2 A 2.373% (LIBOR01M + 0.30%) 5/15/23	5,890,000	5,893,485
•BMW Floorplan Master Owner Trust Series 2018-1 A2 2.35% (LIBOR01M + 0.32%) 5/15/23	500,000	499,999

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•BMW Vehicle Lease Trust Series 2017-2 A2B 2.264% (LIBOR01M + 0.18%) 2/20/20	6,928,872	$6,930,108
Cabela’s Credit Card Master Note Trust Series 2016-1 A1 1.78% 6/15/22	2,400,000	2,374,676
•Cedar Funding IV CLO Series 2014-4A AR 3.592% (LIBOR03M + 1.23%) 7/23/30	3,230,000	3,240,795
•Cedar Funding V CLO Series 2016-5A A1 3.963% (LIBOR03M + 1.61%) 7/17/28	4,200,000	4,199,622
Chase Issuance Trust
•Series 2014-A5 A5 2.443% (LIBOR01M + 0.37%) 4/15/21	4,745,000	4,753,053
•Series 2016-A1 A 2.483% (LIBOR01M + 0.41%) 5/17/21	1,155,000	1,158,081
•Series 2016-A3 A3 2.623% (LIBOR01M + 0.55%) 6/15/23	5,000,000	5,052,118
•Series 2017-A1 A 2.373% (LIBOR01M + 0.30%) 1/18/22	1,790,000	1,794,088
•Series 2018-A1 A1 2.273% (LIBOR01M + 0.20%) 4/17/23	1,905,000	1,904,429
Citibank Credit Card Issuance Trust
•Series 2016-A3 A3 2.515% (LIBOR01M + 0.49%) 12/7/23	7,000,000	7,051,419
•Series 2017-A5 A5 2.704% (LIBOR01M + 0.62%) 4/22/26	720,000	729,489
•Series 2017-A7 A7 2.40% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,507,842
•Series 2018-A2 A2 2.414% (LIBOR01M + 0.33%) 1/21/25	5,255,000	5,259,710
•Series 2018-A4 A4 2.37% (LIBOR01M + 0.34%) 6/9/25	5,000,000	4,993,500
•CVP CLO Series 2017-2A A 3.116% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,995,242
Discover Card Execution Note Trust
•Series 2014-A1 A1 2.503% (LIBOR01M + 0.43%) 7/15/21	4,925,000	4,933,249

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
•Series 2017-A1 A1 2.563% (LIBOR01M + 0.49%) 7/15/24	4,065,000	$4,097,861
•Series 2017-A5 A5 2.673% (LIBOR01M + 0.60%) 12/15/26	1,500,000	1,515,408
•Ford Credit Auto Lease Trust Series 2017-B A2B 2.233% (LIBOR01M + 0.16%) 6/15/20	9,418,345	9,414,773
•Ford Credit Floorplan Master Owner Trust Series 2016-3 A2 2.693% (LIBOR01M + 0.62%) 7/15/21	12,000,000	12,052,850
•Galaxy XXI CLO Series 2015-21A AR 3.379% (LIBOR03M + 1.02%) 4/20/31	1,000,000	998,610
•Hyundai Auto Receivables Trust Series 2017-A A2B 2.153% (LIBOR01M + 0.08%) 2/18/20	4,828,237	4,827,866
•KKR CLO 20 Series 20 A 2.846% (LIBOR03M + 1.13%) 10/16/30	2,000,000	2,004,416
•KKR Financial CLO Series 2013-1A A1R 3.638% (LIBOR03M + 1.29%) 4/15/29	3,400,000	3,423,759
•Mariner CLO 5 Series 2018-5A A 3.324% (LIBOR03M + 1.11%) 4/25/31	500,000	498,277
•Nissan Master Owner Trust Receivables Series 2017-C A 2.393% (LIBOR01M + 0.32%) 10/17/22	6,465,000	6,468,873
•Northwoods Capital XV Series 2017-15A A 3.625% (LIBOR03M + 1.30%) 6/20/29	1,000,000	1,004,668
•Northwoods Capital XVII Series 2018-17A A 3.308% (LIBOR03M + 1.06%) 4/22/31	500,000	499,259
•Oaktree CLO Series 2014-1A A1R 3.645% (LIBOR03M + 1.29%) 5/13/29	2,500,000	2,513,500
•Octagon Investment Partners XV Series 2013-1A A1AR 3.565% (LIBOR03M + 1.21%) 7/19/30	1,000,000	1,002,491
•Steele Creek Clo Series 2017-1A A 2.884% (LIBOR03M + 1.25%) 1/15/30	1,500,000	1,500,355
•Tiaa Clo III Series 2017-2A A 3.498% (LIBOR03M + 1.15%) 1/16/31	1,500,000	1,497,723

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture XXII CLO Series 2015-22A AR 3.428% (LIBOR03M + 1.08%) 1/15/31	1,000,000	$998,737
•Venture XXVIII CLO Series 2017-28A A2 3.469% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,997,934

Total Non-Agency Asset-Backed Securities (Cost $162,653,779)		162,890,577

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.26%
•BENCHMARK Mortgage Trust Series 2018-B1 A5 3.666% 1/15/51	4,500,000	4,485,856
Caesars Palace Las Vegas Trust Series 2017-VICI A 3.531% 10/15/34	4,350,000	4,361,325
COMM Mortgage Trust Series 2015-3BP A 3.178% 2/10/35	3,280,000	3,191,628
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	8,060,958
•*Wells Fargo Commercial Mortgage Trust Series 2015-C30 XA 1.092% 9/15/58	949,792	50,142

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $20,569,493)		20,149,909

ΔREGIONAL BONDS–0.77%
Argentina–0.02%
Provincia de Cordoba 7.45% 9/1/24	150,000	135,061

		135,061

Canada–0.27%
Province of New Brunswick Canada 2.50% 12/12/22	2,515,000	2,448,796

		2,448,796

Finland–0.48%
Municipality Finance
•2.533% (LIBOR03M + 0.17%) 2/7/20	4,240,000	4,251,024

		4,251,024

Total Regional Bonds (Cost $6,908,759)		6,834,881

ΔSOVEREIGN BONDS–1.71%
Argentina–0.05%
Argentine Republic Government International Bond 5.625% 1/26/22	500,000	468,500

		468,500

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Cayman Islands–0.03%
KSA Sukuk 2.894% 4/20/22	285,000	$277,512

		277,512

Costa Rica–0.03%
Costa Rica Government International Bond 4.25% 1/26/23	250,000	237,512

		237,512

Croatia–0.02%
Croatia Government International Bond 5.50% 4/4/23	200,000	210,636

		210,636

Japan–1.43%
Japan Bank for International Cooperation
2.375% 11/16/22	4,516,000	4,370,211
•2.90% (LIBOR03M + 0.57%) 2/24/20	8,294,000	8,351,920

		12,722,131

Nigeria–0.02%
Nigeria Government International Bond 5.625% 6/27/22	200,000	196,625

		196,625

Republic of Korea–0.03%
Export-Import Bank of Korea
•3.075% (LIBOR03M + 0.775%) 6/1/23	250,000	250,150

		250,150

Serbia–0.02%
Serbia International Bond 4.875% 2/25/20	200,000	203,404

		203,404

Sri Lanka–0.06%
Sri Lanka Government International Bond 5.75% 1/18/22	525,000	517,057

		517,057

Turkey–0.02%
Hazine Mustesarligi Varlik Kiralama 4.251% 6/8/21	200,000	192,652

		192,652

Total Sovereign Bonds (Cost $15,465,695)		15,276,179

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS–1.69%
Banque Ouest Africaine de Developpement 5.50% 5/6/21	500,000	$513,008
•European Bank for Reconstruction & Development 2.335% (LIBOR03M) 3/23/20	4,325,000	4,323,664
•Inter-American Development Bank 2.568% (LIBOR03M + 0.22%) 10/15/20	6,065,000	6,092,672
•International Finance 2.397% (LIBOR03M + 0.06%) 1/9/19	4,115,000	4,116,488

Total Supranational Banks (Cost $14,994,955)		15,045,832

U.S. TREASURY OBLIGATIONS–0.84%
•U.S. Treasury Floating Rate Note 1.983% (USBMMY3M + 0.033%) 4/30/20	4,190,000	4,190,014
U.S. Treasury Notes
2.625% 6/30/23	2,895,000	2,881,147
2.875% 5/15/28	410,000	410,873

Total U.S. Treasury Obligations (Cost $7,482,055)		7,482,034

	Number of Shares

PREFERRED STOCK–0.57%
µGeneral Electric 5.00%	410,000	404,362
µMorgan Stanley 5.55%	205,000	211,550
•USB Realty 3.495% (LIBOR03M + 1.147%)	4,900,000	4,452,875

Total Preferred Stock (Cost $4,916,383)		5,068,787

MONEY MARKET FUND–1.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	15,916,250	15,916,250

Total Money Market Fund (Cost $15,916,250)		15,916,250

TOTAL VALUE OF SECURITIES–99.37% (Cost $888,619,536)	885,544,178
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	5,586,809

NET ASSETS APPLICABLE TO 87,295,419 SHARES OUTSTANDING–100.00%	$891,130,987

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($43,960,587 / 4,290,549 Shares)	$10.246

NET ASSET VALUE PER SHARE–LVIP DELAWARE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($847,170,400 / 83,004,870 Shares)	$10.206

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$880,117,541
Undistributed net investment income	21,547,548
Accumulated net realized loss on investments	(15,088,102)
Net unrealized appreciation of investments, foreign currencies and derivatives	4,554,000

TOTAL NET ASSETS	$891,130,987

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $2,983,481 cash collateral held at broker for swap contracts, $64,911 variation margin due from broker for swap contracts, $597,165 due to manager and affiliates, $46,988 other accrued expenses payable, $3,383,307 payable for securities purchased and $287,991 payable for fund shares redeemed at value as of June 30, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars.

LVIP Delaware Diversified Floating Rate Fund–13

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

The following swap contracts were outstanding at June 30, 2018:1

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[3]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Centrally Cleared:
3yr IRS-(Semiannual/ Quarterly)	31,860,000	1.705%	(2.363%)	8/4/20	$711,632	$—	$711,632	$—
5yr IRS-(Semiannual/ Quarterly)	43,610,000	1.199%	(2.325%)	4/6/21	1,915,175	—	1,915,175	—
5yr IRS-(Semiannual/ Quarterly)	32,000,000	1.191%	(2.369%)	8/9/21	1,595,416	—	1,595,416	—
5yr IRS-(Semiannual/ Quarterly)	26,125,000	1.948%	(2.369%)	2/9/22	828,470	—	828,470	—
5yr IRS-(Semiannual/ Quarterly)	12,410,000	1.885%	(2.354%)	8/3/22	480,375	—	480,375	—
5yr IRS-(Semiannual/ Quarterly)	22,100,000	2.567%	(2.358%)	1/31/23	297,368	—	297,368	—
5yr IRS-(Semiannual/ Quarterly)	22,570,000	2.889%	(2.359%)	4/24/23	(10,719)	—	—	(10,719)
7yr IRS-(Semiannual/ Quarterly)	13,610,000	1.416%	(2.325%)	4/6/23	897,826	—	897,826	—
7yr IRS-(Semiannual/ Quarterly)	7,870,000	2.250%	(2.359%)	10/31/24	292,231	—	292,231	—
10 yr IRS-(Semiannual/ Quarterly)	8,740,000	1.687%	(2.321%)	4/5/26	757,465	—	757,465	—
10 yr IRS-(Semiannual/ Quarterly)	9,815,000	2.680%	(2.359%)	1/30/28	200,273	—	200,273	—

Total IRS Contracts						$—	$7,976,231	$(10,719)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Rate resets based on LIBOR03M.

4Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through June 30, 2018.

LVIP Delaware Diversified Floating Rate Fund–14

LVIP Delaware Diversified Floating Rate Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

BB–Barclays Bank

CLO–Collateralized Loan Obligation

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

ICE–Intercontinental Exchange

JPM–JPMorgan

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield

USD–United States Dollar

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–15

LVIP Delaware Diversified Floating Rate Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$12,314,774
Dividends	63,767

12,378,541

EXPENSES:
Management fees	2,514,244
Distribution fees-Service Class	1,035,875
Shareholder servicing fees	126,032
Accounting and administration expenses	104,786
Reports and statements to shareholders	48,314
Professional fees	32,399
Pricing fees	21,267
Trustees’ fees and expenses	12,803
Custodian fees	9,321
Consulting fees	1,129
Other	3,242

3,909,412
Less:
Management fees waived	(130,378)
Expenses paid indirectly	(595)

Total operating expenses	3,778,439

NET INVESTMENT INCOME	8,600,102

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(590,307)
Swap contracts	1,431,857

Net realized gain	841,550

Net change in unrealized appreciation (depreciation) of:
Investments	(9,015,410)
Foreign currencies	(2)
Swap contracts	3,376,776

Net change in unrealized appreciation (depreciation)	(5,638,636)

NET REALIZED AND UNREALIZED LOSS	(4,797,086)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,803,016

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,600,102	$13,439,037
Net realized gain	841,550	2,002,378
Net change in unrealized appreciation (depreciation)	(5,638,636)	3,398,900

Net increase in net assets resulting from operations	3,803,016	18,840,315

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(380,185)
Service Class	—	(6,866,313)

	—	(7,246,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,194,730	13,314,329
Service Class	77,853,965	145,994,832
Reinvestment of dividends and distributions:
Standard Class	—	380,185
Service Class	—	6,866,313

	87,048,695	166,555,659

Cost of shares redeemed:
Standard Class	(2,378,421)	(6,572,015)
Service Class	(57,098,258)	(87,535,697)

	(59,476,679)	(94,107,712)

Increase in net assets derived from capital share transactions	27,572,016	72,447,947

NET INCREASE IN NET ASSETS	31,375,032	84,041,764
NET ASSETS:
Beginning of period	859,755,955	775,714,191

End of period	$891,130,987	$859,755,955

Undistributed net investment income	$21,547,548	$12,947,446

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–16

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.189	$10.046	$9.824	$10.057	$10.137	$10.136

Income (loss) from investment operations:
Net investment income[2]	0.112	0.188	0.134	0.145	0.144	0.144
Net realized and unrealized gain (loss)	(0.055)	0.065	0.088	(0.217)	(0.082)	(0.068)

Total from investment operations	0.057	0.253	0.222	(0.072)	0.062	0.076

Less dividends and distributions from:
Net investment income	—	(0.110)	—	(0.119)	(0.119)	(0.066)
Return of capital	—	—	—	(0.042)	(0.023)	(0.009)

Total dividends and distributions	—	(0.110)	—	(0.161)	(0.142)	(0.075)

Net asset value, end of period	$10.246	$10.189	$10.046	$9.824	$10.057	$10.137

Total return[3]	0.56%	2.54%	2.25%	(0.71% )	0.62%	0.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,961	$36,919	$29,345	$57,982	$298,086	$431,104
Ratio of expenses to average net assets	0.63%	0.62%	0.60%	0.62%	0.62%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.65%	0.63%	0.63%	0.62%	0.65%
Ratio of net investment income to average net assets	2.22%	1.85%	1.36%	1.44%	1.41%	1.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19%	1.82%	1.33%	1.43%	1.41%	1.42%
Portfolio turnover	31%	96%	82%	81%	109%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–17

LVIP Delaware Diversified Floating Rate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.162	$10.020	$9.823	$10.057	$10.137	$10.135

Income (loss) from investment operations:
Net investment income[2]	0.099	0.162	0.109	0.120	0.118	0.118
Net realized and unrealized gain (loss)	(0.055)	0.066	0.088	(0.218)	(0.081)	(0.067)

Total from investment operations	0.044	0.228	0.197	(0.098)	0.037	0.051

Less dividends and distributions from:
Net investment income	—	(0.086)	—	(0.094)	(0.094)	(0.040)
Return of capital	—	—	—	(0.042)	(0.023)	(0.009)

Total dividends and distributions	—	(0.086)	—	(0.136)	(0.117)	(0.049)

Net asset value, end of period	$10.206	$10.162	$10.020	$9.823	$10.057	$10.137

Total return[3]	0.43%	2.28%	2.01%	(0.97% )	0.36%	0.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$847,170	$822,837	$746,369	$768,251	$798,818	$705,582
Ratio of expenses to average net assets	0.88%	0.87%	0.85%	0.87%	0.87%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.90%	0.88%	0.88%	0.87%	0.90%
Ratio of net investment income to average net assets	1.97%	1.60%	1.11%	1.19%	1.16%	1.17%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.94%	1.57%	1.08%	1.18%	1.16%	1.17%
Portfolio turnover	31%	96%	82%	81%	109%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Diversified Floating Rate Fund–18

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Diversified Floating Rate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek total return.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instrument. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Delaware Diversified Floating Rate Fund–19

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebate. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the first $500 million of the average daily net assets of the Fund and 0.55% of the average daily net assets of the Fund in excess of $500 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of average daily net assets of the Fund and 0.05% in excess of $2 billion of average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without mutual agreement of the Board or LIAC.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$24,431
Legal	4,867

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $41,455 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$400,086

LVIP Delaware Diversified Floating Rate Fund–20

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Distribution fees payable to LFD	173,498
Shareholder servicing fees payable to Lincoln Life	21,167
Printing and mailing fees payable to Lincoln Life	2,414

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government and agency securities	$235,328,201
Purchases of U.S. government and agency securities	80,525,472
Sales other than U.S. government and agency securities	178,220,999
Sales of U.S. government and agency securities	86,562,113

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:

Cost of investments and derivatives	$888,619,536

Aggregate unrealized appreciation of investments and derivatives	$11,391,206
Aggregate unrealized depreciation of investments and derivatives	(6,501,052)

Net unrealized appreciation of investments and derivatives	$4,890,154

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

At December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$2,891,815	$12,990,546	$15,882,361

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Delaware Diversified Floating Rate Fund–21

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$16,074,105	$16,074,105
Agency Commercial Mortgage-Backed Security	—	4,891,104	4,891,104
Agency Mortgage-Backed Securities	—	10,765,276	10,765,276
Convertible Bonds	—	4,516,392	4,516,392
Convertible Preferred Stock	765,905	922,452	1,688,357
Corporate Bonds	—	485,817,405	485,817,405
Loan Agreements	—	113,127,090	113,127,090
Non-Agency Asset-Backed Securities	—	162,890,577	162,890,577
Non-Agency Commercial Mortgage-Backed Securities	—	20,149,909	20,149,909
Regional Bonds	—	6,834,881	6,834,881
Sovereign Bonds	—	15,276,179	15,276,179
Supranational Banks	—	15,045,832	15,045,832
U.S. Treasury Obligations	—	7,482,034	7,482,034
Preferred Stock	—	5,068,787	5,068,787
Money Market Fund	15,916,250	—	15,916,250

Total Investments	$16,682,155	$868,862,023	$885,544,178

Derivatives:
Assets:
Swap Contracts	$—	$7,976,231	$7,976,231

Liabilities:
Swap Contracts	$—	$(10,719)	$(10,719)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	899,892	1,313,804
Service Class	7,640,027	14,456,792
Shares reinvested:
Standard Class	—	37,605
Service Class	—	680,439

	8,539,919	16,488,640

Shares redeemed:
Standard Class	(232,654)	(649,349)
Service Class	(5,604,273)	(8,655,948)

	(5,836,927)	(9,305,297)

Net increase	2,702,992	7,183,343

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP Delaware Diversified Floating Rate Fund–22

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.

During the six months ended June 30, 2018, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities, (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2018, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty. No CDS contracts were outstanding at June 30, 2018.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Fund used CDS contracts to hedge against credit events.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives			Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$7,976,231	Receivables and other assets net of liabilities	$(10,719)

LVIP Delaware Diversified Floating Rate Fund–23

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	$(259,104)	$224,525
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	1,690,961	3,152,251

Total		$1,431,857	$3,376,776

Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
CDS contracts (average notional value)*	$744,638	$—
Interest rate swap contracts (average notional value)**	—	236,948,520

*Long represents buying protection and short represents selling protection.

**Long represent paying floating interest payments and short represent receiving floating interest payments.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to the offsetting provisions.

6. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

When interest rates rise, fixed income securities (i.e. debt obligations), generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

LVIP Delaware Diversified Floating Rate Fund–24

LVIP Delaware Diversified Floating Rate Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Diversified Floating Rate Fund–25

LVIP Delaware Social Awareness Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Delaware Social Awareness Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Social Awareness Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,030.20	0.46%	$2.32
Service Class Shares	1,000.00	1,028.40	0.81%	4.07

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.28%
Aerospace & Defense	0.37%
Airlines	0.76%
Auto Components	0.57%
Banks	5.71%
Biotechnology	3.18%
Capital Markets	5.29%
Chemicals	0.82%
Communications Equipment	1.45%
Construction & Engineering	0.44%
Consumer Finance	0.88%
Containers & Packaging	1.17%
Diversified Telecommunication Services	1.82%
Electric Utilities	1.50%
Electrical Equipment	0.44%
Equity Real Estate Investment Trusts	3.24%
Food & Staples Retailing	0.92%
Food Products	1.89%
Gas Utilities	0.36%
Health Care Equipment & Supplies	3.29%
Health Care Providers & Services	1.89%
Hotels, Restaurants & Leisure	1.89%
Household Durables	0.41%
Industrial Conglomerates	1.34%
Insurance	3.37%
Internet & Direct Marketing Retail	3.17%
Internet Software & Services	5.59%
IT Services	2.36%
Life Sciences Tools & Services	1.09%
Machinery	3.41%
Media	3.26%
Oil, Gas & Consumable Fuels	7.08%
Pharmaceuticals	3.35%
Professional Services	0.70%
Road & Rail	1.83%
Semiconductors & Semiconductor Equipment	3.93%
Software	9.38%
Specialty Retail	3.65%
Technology Hardware, Storage & Peripherals	4.87%
Textiles, Apparel & Luxury Goods	1.10%
Thrift & Mortgage Finance	0.51%
Money Market Fund	1.39%
Total Value of Securities	99.67%
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	4.87%
Microsoft	3.73%
Alphabet Class A	3.68%
Amazon.com	3.17%
Home Depot	2.72%
Intel	2.05%
Facebook Class A	1.91%
Union Pacific	1.83%
AT&T	1.82%
American Tower	1.62%
Total	27.40%

IT–Information Technology

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.28%
Aerospace & Defense–0.37%
Spirit AeroSystems Holdings Class A	31,200	$2,680,392

		2,680,392

Airlines–0.76%
Southwest Airlines	107,200	5,454,336

		5,454,336

Auto Components–0.57%
BorgWarner	95,400	4,117,464

		4,117,464

Banks–5.71%
Comerica	73,800	6,709,896
East West Bancorp	112,100	7,308,920
KeyCorp	559,800	10,938,492
US Bancorp	222,000	11,104,440
†Western Alliance Bancorp	87,000	4,925,070

		40,986,818

Biotechnology–3.18%
AbbVie	78,400	7,263,760
†Celgene	83,000	6,591,860
†TESARO	47,400	2,107,878
†Vertex Pharmaceuticals	40,200	6,832,392

		22,795,890

Capital Markets–5.29%
BlackRock	20,200	10,080,608
Intercontinental Exchange	113,850	8,373,667
Invesco	241,100	6,403,616
Raymond James Financial	69,900	6,245,565
State Street	74,000	6,888,660

		37,992,116

Chemicals–0.82%
Praxair	37,100	5,867,365

		5,867,365

Communications Equipment–1.45%
Cisco Systems	242,600	10,439,078

		10,439,078

Construction & Engineering–0.44%
†Quanta Services	95,400	3,186,360

		3,186,360

Consumer Finance–0.88%
Capital One Financial	68,950	6,336,505

		6,336,505

Containers & Packaging–1.17%
WestRock	147,100	8,387,642

		8,387,642

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–1.82%
AT&T	406,400	$13,049,504

		13,049,504

Electric Utilities–1.50%
PPL	377,900	10,789,045

		10,789,045

Electrical Equipment–0.44%
Rockwell Automation	18,800	3,125,124

		3,125,124

Equity Real Estate Investment Trusts–3.24%
American Tower	80,500	11,605,685
Brixmor Property Group	245,800	4,284,294
Simon Property Group	43,300	7,369,227

		23,259,206

Food & Staples Retailing–0.92%
Casey’s General Stores	62,800	6,599,024

		6,599,024

Food Products–1.89%
General Mills	130,700	5,784,782
Pinnacle Foods	119,400	7,768,164

		13,552,946

Gas Utilities–0.36%
South Jersey Industries	77,500	2,593,925

		2,593,925

Health Care Equipment & Supplies–3.29%
Abbott Laboratories	129,800	7,916,502
†DexCom	61,200	5,812,776
†Edwards Lifesciences	38,800	5,648,116
West Pharmaceutical Services	43,000	4,269,470

		23,646,864

Health Care Providers & Services–1.89%
Cigna	41,500	7,052,925
†Express Scripts Holding	84,000	6,485,640

		13,538,565

Hotels, Restaurants & Leisure–1.89%
Aramark	150,600	5,587,260
Starbucks	163,400	7,982,090

		13,569,350

Household Durables–0.41%
Toll Brothers	79,100	2,925,909

		2,925,909

Industrial Conglomerates–1.34%
Roper Technologies	34,900	9,629,259

		9,629,259

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–3.37%
Arthur J. Gallagher & Co.	68,100	$4,445,568
Prudential Financial	83,900	7,845,489
Reinsurance Group of America	35,600	4,751,888
Travelers	58,600	7,169,124

		24,212,069

Internet & Direct Marketing Retail–3.17%
†Amazon.com	13,400	22,777,320

		22,777,320

Internet Software & Services–5.59%
†Alphabet Class A	23,400	26,423,046
†Facebook Class A	70,500	13,699,560

		40,122,606

IT Services–2.36%
Accenture Class A	59,600	9,749,964
Visa Class A	54,200	7,178,790

		16,928,754

Life Sciences Tools & Services–1.09%
Thermo Fisher Scientific	37,800	7,829,892

		7,829,892

Machinery–3.41%
Deere & Co.	31,600	4,417,680
†Gates Industrial	143,600	2,336,372
Ingersoll-Rand	58,800	5,276,124
Lincoln Electric Holdings	42,000	3,685,920
Parker-Hannifin	56,300	8,774,355

		24,490,451

Media–3.26%
Cinemark Holdings	90,100	3,160,708
Comcast Class A	216,800	7,113,208
Twenty-First Century Fox Class A	84,900	4,218,681
Walt Disney	85,000	8,908,850

		23,401,447

Oil, Gas & Consumable Fuels–7.08%
ConocoPhillips	113,800	7,922,756
Diamondback Energy	71,800	9,446,726
EOG Resources	73,500	9,145,605
Noble Energy	208,300	7,348,824
Occidental Petroleum	99,500	8,326,160
Pioneer Natural Resources	45,700	8,648,268

		50,838,339

Pharmaceuticals–3.35%
Allergan	42,903	7,152,788
Merck & Co.	137,300	8,334,110
Pfizer	235,000	8,525,800

		24,012,698

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.70%
Nielsen Holdings	162,400	$5,023,032

		5,023,032

Road & Rail–1.83%
Union Pacific	92,600	13,119,568

		13,119,568

Semiconductors & Semiconductor Equipment–3.93%
Analog Devices	36,400	3,491,488
Broadcom	41,100	9,972,504
Intel	296,200	14,724,102

		28,188,094

Software–9.38%
†Adobe Systems	37,100	9,045,351
Microsoft	271,300	26,752,893
Oracle	48,900	2,154,534
†PTC	66,400	6,228,984
†salesforce.com	65,200	8,893,280
†ServiceNow	24,400	4,208,268
SS&C Technologies Holdings	107,500	5,579,250
†Tyler Technologies	20,100	4,464,210

		67,326,770

Specialty Retail–3.65%
Home Depot	100,100	19,529,510
Tractor Supply	86,900	6,646,981

		26,176,491

Technology Hardware, Storage & Peripherals–4.87%
Apple	188,900	34,967,279

		34,967,279

Textiles, Apparel & Luxury Goods–1.10%
NIKE Class B	99,100	7,896,288

		7,896,288

Thrift & Mortgage Finance–0.51%
†MGIC Investment	342,400	3,670,528

		3,670,528

Total Common Stock (Cost $449,813,993)		705,504,313

MONEY MARKET FUND–1.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	10,002,932	10,002,932

Total Money Market Fund (Cost $10,002,932)		10,002,932

LVIP Delaware Social Awareness Fund–4

LVIP Delaware Social Awareness Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.67% (Cost $459,816,925)	$715,507,245
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	2,343,664

NET ASSETS APPLICABLE TO 17,822,002 SHARES OUTSTANDING–100.00%	$717,850,909

NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND STANDARD CLASS ($628,883,830 / 15,600,512 Shares)	$40.312

NET ASSET VALUE PER SHARE–LVIP DELAWARE SOCIAL AWARENESS FUND SERVICE CLASS ($88,967,079 / 2,221,490 Shares)	$40.048

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$366,929,871
Undistributed net investment income	4,367,811
Accumulated net realized gain on investments	90,862,907
Net unrealized appreciation of investments	255,690,320

TOTAL NET ASSETS	$717,850,909

†	Non-income producing.

«	Includes $348,434 payable for fund shares redeemed, $270,207 due to manager and affiliates and $34,948 other accrued expenses payable as of June 30, 2018.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–5

LVIP Delaware Social Awareness Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$6,044,766
Interest	34,096

6,078,862

EXPENSES:
Management fees	1,368,124
Distribution fees-Service Class	156,596
Shareholder servicing fees	105,408
Accounting and administration expenses	87,805
Reports and statements to shareholders	35,487
Professional fees.	19,566
Trustees’ fees and expenses	10,777
Custodian fees	4,558
Consulting fees	1,091
Pricing fees	152
Other	30,239

1,819,803
Expenses paid indirectly	(65)

Total operating expenses	1,819,738

NET INVESTMENT INCOME	4,259,124

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	25,088,745
Net change in unrealized appreciation (depreciation) of investments	(7,564,387)

NET REALIZED AND UNREALIZED GAIN	17,524,358

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,783,482

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,259,124	$8,882,679
Net realized gain	25,088,745	69,273,160
Net change in unrealized appreciation (depreciation)	(7,564,387)	52,003,965

Net increase in net assets resulting from operations	21,783,482	130,159,804

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,964,371)
Service Class	—	(809,621)
Net realized gain:
Standard Class	—	(65,629,443)
Service Class	—	(9,187,465)

	—	(83,590,900)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,890,089	5,144,082
Service Class	3,957,737	7,328,325
Reinvestment of dividends and distributions:
Standard Class	—	73,593,814
Service Class	—	9,997,086

	6,847,826	96,063,307

Cost of shares redeemed:
Standard Class	(40,593,970)	(71,857,539)
Service Class	(7,905,202)	(16,086,139)

	(48,499,172)	(87,943,678)

Increase (decrease) in net assets derived from capital share transactions	(41,651,346)	8,119,629

NET INCREASE (DECREASE) IN NET ASSETS	(19,867,864)	54,688,533
NET ASSETS:
Beginning of period	737,718,773	683,030,240

End of period	$717,850,909	$737,718,773

Undistributed net investment income	$4,367,811	$108,687

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–6

LVIP Delaware Social Awareness Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$39.132	$36.841	$40.028	$46.219	$42.841	$32.535

Income (loss) from investment operations:
Net investment income[2]	0.241	0.507	0.584	0.643	0.589	0.490
Net realized and unrealized gain (loss)	0.939	6.612	1.913	(1.131)	5.822	11.070

Total from investment operations	1.180	7.119	2.497	(0.488)	6.411	11.560

Less dividends and distributions from:
Net investment income	—	(0.489)	(0.573)	(0.621)	(0.687)	(0.498)
Net realized gain	—	(4.339)	(5.111)	(5.082)	(2.346)	(0.756)

Total dividends and distributions	—	(4.828)	(5.684)	(5.703)	(3.033)	(1.254)

Net asset value, end of period	$40.312	$39.132	$36.841	$40.028	$46.219	$42.841

Total return[3]	3.02%	20.19%	6.64%	(0.66% )	15.20%	35.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$628,884	$647,337	$599,524	$635,177	$703,330	$666,760
Ratio of expenses to average net assets	0.46%	0.45%	0.44%	0.42%	0.42%	0.45%
Ratio of net investment income to average net assets	1.21%	1.29%	1.51%	1.42%	1.31%	1.27%
Portfolio turnover	7%	25%	27%	20%	15%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–7

LVIP Delaware Social Awareness Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Social Awareness Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$38.943	$36.696	$39.901	$46.089	$42.740	$32.475

Income (loss) from investment operations:
Net investment income[2]	0.171	0.367	0.446	0.482	0.430	0.355
Net realized and unrealized gain (loss)	0.934	6.572	1.898	(1.125)	5.795	11.030

Total from investment operations	1.105	6.939	2.344	(0.643)	6.225	11.385

Less dividends and distributions from:
Net investment income	—	(0.353)	(0.438)	(0.463)	(0.530)	(0.364)
Net realized gain	—	(4.339)	(5.111)	(5.082)	(2.346)	(0.756)

Total dividends and distributions	—	(4.692)	(5.549)	(5.545)	(2.876)	(1.120)

Net asset value, end of period	$40.048	$38.943	$36.696	$39.901	$46.089	$42.740

Total return[3]	2.84%	19.77%	6.27%	(1.01% )	14.80%	35.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,967	$90,382	$83,506	$85,440	$88,997	$82,148
Ratio of expenses to average net assets	0.81%	0.80%	0.79%	0.77%	0.77%	0.80%
Ratio of net investment income to average net assets	0.86%	0.94%	1.16%	1.07%	0.96%	0.92%
Portfolio turnover	7%	25%	27%	20%	15%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Social Awareness Fund–8

LVIP Delaware Social Awareness Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Social Awareness Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions

LVIP Delaware Social Awareness Fund–9

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earning credits from its Custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million. The fee is calculated daily and paid monthly.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$20,583
Legal	4,101

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $29,276 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$226,262
Distribution fees payable to LFD	26,043
Shareholder servicing fees payable to Lincoln Life	17,423
Printing and mailing fees payable to Lincoln Life	479

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Delaware Social Awareness Fund–10

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$49,661,745
Sales	95,649,629

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$459,816,925

Aggregate unrealized appreciation of investments	$269,942,205
Aggregate unrealized depreciation of investments	(14,251,885)

Net unrealized appreciation of investments	$255,690,320

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Common Stock	$705,504,313
Money Market Fund	10,002,932

Total Investments	$715,507,245

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Social Awareness Fund–11

LVIP Delaware Social Awareness Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	71,845	131,176
Service Class	98,853	188,201
Shares reinvested:
Standard Class	—	1,975,905
Service Class	—	270,698

	170,698	2,565,980

Shares redeemed:
Standard Class	(1,013,932)	(1,837,816)
Service Class	(198,217)	(413,657)

	(1,212,149)	(2,251,473)

Net increase (decrease)	(1,041,451)	314,507

5. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Social Awareness Fund–12

LVIP Delaware Special Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Delaware Special Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Special Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,007.30	0.46%	$2.29
Service Class Shares	1,000.00	1,005.60	0.81%	4.03

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,020.78	0.81%	4.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.45%
Aerospace & Defense	1.24%
Airlines	0.83%
Auto Components	0.60%
Banks	9.19%
Building Products	1.63%
Capital Markets	3.54%
Chemicals	5.24%
Commercial Services & Supplies	1.17%
Construction & Engineering	3.17%
Consumer Finance	1.53%
Containers & Packaging	2.46%
Diversified Consumer Services	0.92%
Electric Utilities	2.09%
Electronic Equipment, Instruments & Components	3.48%
Energy Equipment & Services	0.88%
Equity Real Estate Investment Trusts	9.20%
Food & Staples Retailing	0.93%
Food Products	0.72%
Health Care Equipment & Supplies	2.15%
Health Care Providers & Services	1.65%
Hotels, Restaurants & Leisure	1.58%
Household Durables	1.78%
Insurance	7.66%
Internet Software & Services	0.00%
IT Services	0.82%
Leisure Products	0.62%
Life Sciences Tools & Services	1.02%
Machinery	4.46%
Media	2.16%
Multiline Retail	0.76%
Multi-Utilities	4.39%
Oil, Gas & Consumable Fuels	9.37%
Professional Services	0.53%
Road & Rail	1.87%
Semiconductors & Semiconductor Equipment	2.02%
Software	2.57%
Technology Hardware, Storage & Peripherals	0.53%
Textiles, Apparel & Luxury Goods	1.70%
Trading Companies & Distributors	1.99%
Money Market Fund	0.03%
Short-Term Investment	0.87%
Total Value of Securities	99.35%
Receivables and Other Assets Net of Liabilities	0.65%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
East West Bancorp	3.12%
American Financial Group	2.98%
Raymond James Financial	2.63%
Marathon Oil	2.33%
Comerica	2.28%
Synopsys	2.21%
Torchmark	1.89%
Newfield Exploration	1.83%
Public Service Enterprise Group	1.82%
Celanese Class A	1.81%
Total	22.90%

IT–Information Technology

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.45%
Aerospace & Defense–1.24%
Spirit AeroSystems Holdings Class A	96,700	$8,307,497

		8,307,497

Airlines–0.83%
Southwest Airlines	108,500	5,520,480

		5,520,480

Auto Components–0.60%
BorgWarner	92,200	3,979,352

		3,979,352

Banks–9.19%
Bank of Hawaii	78,600	6,556,812
Comerica	167,200	15,201,824
East West Bancorp	319,500	20,831,400
Hancock Whitney	191,700	8,942,805
KeyCorp	505,200	9,871,608

		61,404,449

Building Products–1.63%
Johnson Controls International	70,895	2,371,438
†USG	198,200	8,546,384

		10,917,822

Capital Markets–3.54%
Affiliated Managers Group	40,600	6,036,002
Raymond James Financial	196,950	17,597,483

		23,633,485

Chemicals–5.24%
†Axalta Coating Systems	232,400	7,044,044
Celanese Class A	109,000	12,105,540
Eastman Chemical	90,800	9,076,368
WR Grace & Co.	92,900	6,810,499

		35,036,451

Commercial Services & Supplies–1.17%
Brink’s	97,800	7,799,550

		7,799,550

Construction & Engineering–3.17%
†AECOM	213,000	7,035,390
KBR	413,000	7,400,960
†Quanta Services	202,300	6,756,820

		21,193,170

Consumer Finance–1.53%
Synchrony Financial	305,300	10,190,914

		10,190,914

Containers & Packaging–2.46%
†Berry Global Group	200,882	9,228,519
Graphic Packaging Holding	495,500	7,189,705

		16,418,224

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–0.92%
Service Corp. International	171,600	$6,141,564

		6,141,564

Electric Utilities–2.09%
Edison International	105,400	6,668,658
IDACORP	79,400	7,323,856

		13,992,514

Electronic Equipment, Instruments & Components–3.48%
Avnet	181,900	7,801,691
†Flex	468,800	6,614,768
†Keysight Technologies	149,850	8,845,646

		23,262,105

Energy Equipment & Services–0.88%
Patterson-UTI Energy	327,900	5,902,200

		5,902,200

Equity Real Estate Investment Trusts–9.20%
Apartment Investment & Management Class A	129,200	5,465,160
Brandywine Realty Trust	410,600	6,930,928
Equity Residential	102,500	6,528,225
Highwoods Properties	149,200	7,568,916
Host Hotels & Resorts	509,400	10,733,058
Kimco Realty	343,700	5,839,463
Life Storage	68,700	6,685,197
VEREIT	987,700	7,348,488
Welltower	69,300	4,344,417

		61,443,852

Food & Staples Retailing–0.93%
†U.S. Foods Holding	164,200	6,210,044

		6,210,044

Food Products–0.72%
Tyson Foods Class A	70,200	4,833,270

		4,833,270

Health Care Equipment & Supplies–2.15%
Becton Dickinson & Co.	25,700	6,156,692
Zimmer Biomet Holdings	73,700	8,213,128

		14,369,820

Health Care Providers & Services–1.65%
Cigna	31,900	5,421,405
Quest Diagnostics	51,100	5,617,934

		11,039,339

Hotels, Restaurants & Leisure–1.58%
Darden Restaurants	44,600	4,774,876
Marriott International Class A	45,840	5,803,344

		10,578,220

LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–1.78%
DR Horton	181,633	$7,446,953
†Mohawk Industries	20,600	4,413,962

		11,860,915

Insurance–7.66%
Allstate	73,000	6,662,710
American Financial Group	185,750	19,936,547
Reinsurance Group of America	89,500	11,946,460
Torchmark	155,050	12,622,621

		51,168,338

Internet Software & Services–0.00%
LogMeIn	1	103

		103

IT Services–0.82%
†Fiserv	73,600	5,453,024

		5,453,024

Leisure Products–0.62%
Hasbro	44,900	4,144,719

		4,144,719

Life Sciences Tools & Services–1.02%
Agilent Technologies	110,300	6,820,952

		6,820,952

Machinery–4.46%
Allison Transmission Holdings	140,500	5,688,845
†Gates Industrial	326,400	5,310,528
ITT	220,300	11,515,081
Stanley Black & Decker	54,700	7,264,707

		29,779,161

Media–2.16%
Cable One	8,100	5,939,649
CBS Class B	78,800	4,430,136
Cinemark Holdings	114,800	4,027,184

		14,396,969

Multiline Retail–0.76%
†Dollar Tree	60,000	5,100,000

		5,100,000

Multi-Utilities–4.39%
CMS Energy	173,700	8,212,536
Public Service Enterprise Group	224,400	12,149,016
WEC Energy Group	139,200	8,999,280

		29,360,832

Oil, Gas & Consumable Fuels–9.37%
Andeavor	78,700	10,323,866
Hess	178,300	11,926,487
Marathon Oil	746,000	15,561,560
†Newfield Exploration	405,100	12,254,275

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy	340,900	$8,757,721
†Whiting Petroleum	71,825	3,786,614

		62,610,523

Professional Services–0.53%
ManpowerGroup	41,200	3,545,672

		3,545,672

Road & Rail–1.87%
CSX	94,700	6,039,966
JB Hunt Transport Services	53,000	6,442,150

		12,482,116

Semiconductors & Semiconductor Equipment–2.02%
†Qorvo	66,700	5,347,339
Teradyne	214,200	8,154,594

		13,501,933

Software–2.57%
†Citrix Systems	22,800	2,390,352
†Synopsys	172,900	14,795,053

		17,185,405

Technology Hardware, Storage & Peripherals–0.53%
Western Digital	45,300	3,506,673

		3,506,673

Textiles, Apparel & Luxury Goods–1.70%
PVH	37,700	5,644,444
VF	69,900	5,698,248

		11,342,692

Trading Companies & Distributors–1.99%
†HD Supply Holdings	188,700	8,093,343
†United Rentals	35,400	5,225,748

		13,319,091

Total Common Stock (Cost $419,398,083)		657,753,440

MONEY MARKET FUND–0.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	207,411	207,411

Total Money Market Fund (Cost $207,411)		207,411

LVIP Delaware Special Opportunities Fund–4

LVIP Delaware Special Opportunities Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.87%
≠Discounted Commercial Paper–0.87%
DZ Bank New York 1.89% 7/2/18	5,820,000	$5,819,694

Total Short-Term Investment (Cost $5,819,694)		5,819,694

TOTAL VALUE OF SECURITIES–99.35% (Cost $425,425,188)	$663,780,545
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	4,329,914

NET ASSETS APPLICABLE TO 15,999,244 SHARES OUTSTANDING–100.00%	$668,110,459

NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND STANDARD CLASS ($538,225,949 / 12,873,749 Shares)	$41.808

NET ASSET VALUE PER SHARE–LVIP DELAWARE SPECIAL OPPORTUNITIES FUND SERVICE CLASS ($129,884,510 / 3,125,495 Shares)	$41.556

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$336,214,884
Undistributed net investment income	3,754,415
Accumulated net realized gain on investments	89,785,803
Net unrealized appreciation of investments	238,355,357

TOTAL NET ASSETS	$668,110,459

†	Non-income producing.

«

Includes $2,459,787 payable for securities purchased, $502,026 payable for fund shares redeemed and $267,771 due to manager and affiliates, and $27,262 other accrued expenses payable as of June 30, 2018.

≠	The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in U.S. dollars.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–5

LVIP Delaware Special Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$4,895,735
Interest	622,936

5,518,671

EXPENSES:
Management fees	1,287,832
Distribution fees-Service Class	219,154
Shareholder servicing fees	97,646
Accounting and administration expenses	81,443
Reports and statements to shareholders	34,316
Professional fees	23,015
Trustees’ fees and expenses	10,009
Custodian fees	4,102
Consulting fees	1,078
Pricing fees	162
Other	5,740

1,764,497
Expenses paid indirectly	(241)

Total operating expenses	1,764,256

NET INVESTMENT INCOME	3,754,415

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from investments	30,051,910
Net change in unrealized appreciation (depreciation) of investments	(28,890,898)

NET REALIZED AND UNREALIZED GAIN	1,161,012

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,915,427

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,754,415	$7,551,311
Net realized gain	30,051,910	60,450,487
Net change in unrealized appreciation (depreciation)	(28,890,898)	39,735,122

Net increase in net assets resulting from operations	4,915,427	107,736,920

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,132,840)
Service Class	—	(1,135,064)
Net realized gain:
Standard Class	—	(46,046,416)
Service Class	—	(9,705,684)

	—	(64,020,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,395,545	16,394,269
Service Class	14,809,242	25,019,435
Reinvestment of dividends and distributions:
Standard Class	—	53,179,256
Service Class	—	10,840,748

	21,204,787	105,433,708

Cost of shares redeemed:
Standard Class	(42,064,366)	(73,009,797)
Service Class	(10,621,138)	(20,148,523)

	(52,685,504)	(93,158,320)

Increase (decrease) in net assets derived from capital share transactions	(31,480,717)	12,275,388

NET INCREASE (DECREASE) IN NET ASSETS	(26,565,290)	55,992,304
NET ASSETS:
Beginning of period	694,675,749	638,683,445

End of period	$668,110,459	$694,675,749

Undistributed net investment income	$3,754,415	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–6

LVIP Delaware Special Opportunities Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$41.502	$39.082	$38.441	$41.904	$41.371	$34.125

Income (loss) from investment operations:
Net investment income[2]	0.244	0.492	0.594	0.509	0.471	0.441
Net realized and unrealized gain (loss)	0.062	6.066	6.596	(0.451)	2.651	10.699

Total from investment operations	0.306	6.558	7.190	0.058	3.122	11.140

Less dividends and distributions from:
Net investment income	—	(0.524)	(0.623)	(0.502)	(0.564)	(0.434)
Net realized gain	—	(3.614)	(5.926)	(3.019)	(2.025)	(3.460)

Total dividends and distributions	—	(4.138)	(6.549)	(3.521)	(2.589)	(3.894)

Net asset value, end of period	$41.808	$41.502	$39.082	$38.441	$41.904	$41.371

Total return[3]	0.73%	17.75%	20.41%	0.26%	7.63%	33.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$538,226	$569,673	$536,639	$497,273	$561,547	$573,997
Ratio of expenses to average net assets	0.46%	0.45%	0.44%	0.44%	0.43%	0.46%
Ratio of net investment income to average net assets	1.18%	1.21%	1.54%	1.21%	1.10%	1.13%
Portfolio turnover	10%	15%	16%	19%	7%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–7

LVIP Delaware Special Opportunities Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Delaware Special Opportunities Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$41.324	$38.939	$38.341	$41.801	$41.280	$34.069

Income (loss) from investment operations:
Net investment income[2]	0.171	0.347	0.457	0.359	0.320	0.304
Net realized and unrealized gain (loss)	0.061	6.033	6.556	(0.445)	2.641	10.665

Total from investment operations	0.232	6.380	7.013	(0.086)	2.961	10.969

Less dividends and distributions from:
Net investment income	—	(0.381)	(0.489)	(0.355)	(0.415)	(0.298)
Net realized gain	—	(3.614)	(5.926)	(3.019)	(2.025)	(3.460)

Total dividends and distributions	—	(3.995)	(6.415)	(3.374)	(2.440)	(3.758)

Net asset value, end of period	$41.556	$41.324	$38.939	$38.341	$41.801	$41.280

Total return[3]	0.56%	17.34%	19.98%	(0.09% )	7.26%	33.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$129,884	$125,003	$102,044	$86,414	$88,093	$85,755
Ratio of expenses to average net assets	0.81%	0.80%	0.79%	0.79%	0.78%	0.81%
Ratio of net investment income to average net assets	0.83%	0.86%	1.19%	0.86%	0.75%	0.78%
Portfolio turnover	10%	15%	16%	19%	7%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Special Opportunities Fund–8

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Special Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

LVIP Delaware Special Opportunities Fund–9

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of average daily net assets of the Fund in excess of $400 million. The fee is calculated daily and paid monthly.

Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$19,157
Legal	3,816

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $28,312 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$213,763
Distribution fees payable to LFD	37,630
Printing and mailing fees payable to Lincoln Life	164
Shareholder servicing fees payable to Lincoln Life	16,214

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$69,684,891
Sales	98,498,751

LVIP Delaware Special Opportunities Fund–10

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purpose has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$425,425,188

Aggregate unrealized appreciation of investments	$256,263,290
Aggregate unrealized depreciation of investments	(17,907,933)

Net unrealized appreciation of investments	$238,355,357

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$657,753,440	$—	$657,753,440
Short-Term Investment	—	5,819,694	5,819,694
Money Market Fund	207,411	—	207,411

Total Investments	$657,960,851	$5,819,694	$663,780,545

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Special Opportunities Fund–11

LVIP Delaware Special Opportunities Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	153,112	402,362
Service Class	356,714	617,299
Shares reinvested:
Standard Class	—	1,382,581
Service Class	—	284,188

	509,826	2,686,430

Shares redeemed:
Standard Class	(1,005,689)	(1,789,832)
Service Class	(256,146)	(497,164)

	(1,261,835)	(2,286,996)

Net increase (decrease)	(752,009)	399,434

5. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Special Opportunities Fund–12

LVIP Delaware Wealth Builder Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Delaware Wealth Builder Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Delaware Wealth Builder Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$979.30	0.71%	$3.48
Service Class Shares	1,000.00	978.20	0.96%	4.71

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.27	0.71%	$3.56
Service Class Shares	1,000.00	1,020.03	0.96%	4.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Delaware Wealth Builder Fund–1

LVIP Delaware Wealth Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2018

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	48.95%
U.S. Markets	36.69%
Aerospace & Defense	1.26%
Automobiles	0.88%
Banks	2.27%
Beverages	0.07%
Biotechnology	1.47%
Capital Markets	0.29%
Chemicals	1.09%
Commercial Services & Supplies	1.11%
Communications Equipment	1.12%
Diversified Telecommunication Services	2.63%
Electric Utilities	0.55%
Equity Real Estate Investment Trusts	4.72%
Food Products	1.71%
Health Care Providers & Services	2.27%
Household Durables	0.56%
Household Products	2.28%
Insurance	1.72%
IT Services	0.81%
Multiline Retail	0.93%
Oil, Gas & Consumable Fuels	2.98%
Pharmaceuticals	3.66%
Semiconductors & Semiconductor Equipment	1.05%
Software	1.20%
Technology Hardware, Storage & Peripherals	0.06%
Developed Markets	11.91%
Aerospace & Defense	0.19%
Air Freight & Logistics	0.19%
Auto Components	0.23%
Automobiles	0.33%
Banks	1.08%
Beverages	0.12%
Construction & Engineering	0.20%
Diversified Telecommunication Services	0.18%
Electrical Equipment	0.16%
Equity Real Estate Investment Trusts	0.26%
Food & Staples Retailing	0.14%
Health Care Equipment & Supplies	0.15%
Hotels, Restaurants & Leisure	0.19%
Household Durables	0.13%
Insurance	0.19%
Machinery	0.22%
Media	0.07%
Metals & Mining	0.24%
Multi-Utilities	0.90%
Oil, Gas & Consumable Fuels	2.59%
Pharmaceuticals	1.40%
Professional Services	0.16%

Security Type/Sector	Percentage of Net Assets
Real Estate Management & Development	0.08%
Road & Rail	0.07%
Specialty Retail	0.02%
Technology Hardware, Storage & Peripherals	0.55%
Textiles, Apparel & Luxury Goods	0.37%
Tobacco	1.05%
Trading Companies & Distributors	0.31%
Wireless Telecommunication Services	0.14%
Emerging Markets	0.35%
Banks	0.15%
Technology Hardware, Storage & Peripherals	0.15%
Wireless Telecommunication Services	0.05%
Preferred Stock	0.11%
Agency Collateralized Mortgage Obligations	1.70%
Agency Commercial Mortgage-Backed Securities	0.98%
Agency Mortgage-Backed Securities	9.88%
Corporate Bonds	18.73%
Advertising	0.01%
Aerospace & Defense	0.15%
Agriculture	0.07%
Airlines	0.04%
Auto Manufacturers	0.22%
Auto Parts & Equipment	0.09%
Banks	4.09%
Beverages	0.09%
Biotechnology	0.02%
Building Materials	0.29%
Chemicals	0.56%
Commercial Services	0.27%
Computers	0.09%
Construction & Engineering	0.01%
Containers & Packaging	0.18%
Distribution & Wholesale	0.02%
Diversified Financial Services	1.09%
Electric	1.58%
Electronics	0.03%
Entertainment	0.22%
Environmental Control	0.10%
Food	0.31%
Food Service	0.04%
Gas	0.04%
Health Care Products	0.09%
Health Care Services	0.43%
Home Builders	0.04%
Home Furnishings	0.04%
Insurance	0.60%
Internet	0.13%

LVIP Delaware Wealth Builder Fund–2

LVIP Delaware Wealth Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)

Security Type/Sector	Percentage of Net Assets
Iron & Steel	0.03%
Leisure Time	0.06%
Lodging	0.20%
Machinery Diversified	0.09%
Manufacturing	0.16%
Media	1.38%
Metal Fabricate & Hardware	0.13%
Metals & Mining	0.11%
Mining	0.38%
Office & Business Equipment	0.01%
Oil & Gas	0.74%
Oil & Gas Services	0.02%
Paper & Forest Products	0.09%
Pharmaceuticals	0.22%
Pipelines	1.18%
Real Estate Investment Trusts	0.67%
Retail	0.25%
Semiconductors	0.25%
Software	0.45%
Telecommunications	1.00%
Transportation	0.16%
Trucking & Leasing	0.21%
Municipal Bonds	2.77%
Non-Agency Asset-Backed Securities	3.09%
Non-Agency Collateralized Mortgage Obligations	0.20%
Non-Agency Commercial Mortgage-Backed Securities	2.10%
Regional Bonds	0.21%
Sovereign Bonds	0.09%
Supranational Banks	0.01%
U.S. Treasury Obligations	6.89%
Short-Term Investments	6.99%
Total Value of Securities	102.70%
Liabilities Net of Receivables and Other Assets	(2.70%)
Total Net Assets	100.00%

IT–Information Technology

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Pfizer	1.42%
Merck & Co.	1.40%
Verizon Communications	1.36%
Occidental Petroleum	1.31%
AT&T	1.26%
Equity Residential	1.24%
Kimberly-Clark	1.15%
Wells Fargo & Co.	1.14%
Royal Dutch Shell ADR	1.13%
Procter & Gamble	1.13%
Total	12.54%

LVIP Delaware Wealth Builder Fund–3

LVIP Delaware Wealth Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)

Geography*	Percentage of Net Assets
Australia	0.42%
Bermuda	0.03%
Canada	0.82%
Cayman Islands	2.02%
Chile	0.01%
Colombia	0.00%
Denmark	0.10%
France	2.58%
Germany	0.39%
Hong Kong	0.32%
Indonesia	0.15%
Ireland	0.29%
Italy	0.31%
Japan	1.92%
Liberia	0.06%
Luxembourg	0.12%
Mexico	0.01%
Netherlands	0.95%
New Zealand	0.01%
Puerto Rico	0.05%
Republic of Korea	0.19%
Russia	0.05%
Singapore	0.06%
Spain	0.36%
Sweden	0.36%
Switzerland	0.84%
United Kingdom	6.01%
United States	77.29%
Total	95.72%

*Allocation includes all investments except for short-term investments.

LVIP Delaware Wealth Builder Fund–4

LVIP Delaware Wealth Builder Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–48.95%
U.S. MARKETS–36.69%
Aerospace & Defense–1.26%
Lockheed Martin	4,200	$1,240,806
United Technologies	7,900	987,737

		2,228,543

Automobiles–0.88%
Ford Motor	139,800	1,547,586

		1,547,586

Banks–2.27%
BB&T	38,500	1,941,940
JPMorgan Chase & Co.	520	54,184
Wells Fargo & Co.	36,300	2,012,472

		4,008,596

Beverages–0.07%
Coca-Cola	2,940	128,948

		128,948

Biotechnology–1.47%
AbbVie	17,000	1,575,050
Amgen	5,500	1,015,245

		2,590,295

Capital Markets–0.29%
Blackstone Group	15,773	507,417

		507,417

Chemicals–1.09%
DowDuPont	29,200	1,924,864

		1,924,864

Commercial Services & Supplies–1.11%
Waste Management	24,200	1,968,428

		1,968,428

Communications Equipment–1.12%
Cisco Systems	46,200	1,987,986

		1,987,986

Diversified Telecommunication Services–2.63%
AT&T	69,637	2,236,044
Verizon Communications	47,943	2,412,012

		4,648,056

Electric Utilities–0.55%
Edison International	15,300	968,031

		968,031

Equity Real Estate Investment Trusts–4.72%
American Tower	1,623	233,988
AvalonBay Communities	925	158,998
Boston Properties	700	87,794
Brandywine Realty Trust	4,825	81,446
Brixmor Property Group	8,700	151,641

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Camden Property Trust	1,175	$107,078
Columbia Property Trust	4,275	97,085
Cousins Properties	8,775	85,030
Crown Castle International	1,900	204,858
CubeSmart	4,200	135,324
DCT Industrial Trust	1,437	95,891
Duke Realty	5,225	151,682
Equinix	875	376,154
Equity LifeStyle Properties	1,225	112,577
Equity Residential	34,543	2,200,044
Essex Property Trust	1,025	245,047
First Industrial Realty Trust	2,000	66,680
Forest City Realty Trust Class A	14,123	322,146
GGP	4,925	100,618
Healthcare Realty Trust	3,175	92,329
Healthcare Trust of America Class A	3,012	81,204
Host Hotels & Resorts	8,075	170,140
Invitation Homes	10,450	240,977
Kilroy Realty	725	54,839
MGM Growth Properties Class A	4,675	142,401
Mid-America Apartment Communities	679	68,355
National Retail Properties	2,675	117,593
Park Hotels & Resorts	2,650	81,169
Prologis	4,325	284,109
Public Storage	625	141,787
Regency Centers	1,982	123,043
Retail Properties of America	5,275	67,415
RLJ Lodging Trust	2,300	50,715
†SBA Communications	1,033	170,569
Simon Property Group	2,600	442,494
SL Green Realty	1,225	123,149
Sunstone Hotel Investors	5,900	98,058
UDR	8,750	328,475
Urban Edge Properties	6,150	140,651
Ventas	1,075	61,221
VEREIT	4,225	31,434
Washington Real Estate Investment Trust	2,150	65,210
Weingarten Realty Investors	3,125	96,281
Welltower	1,050	65,825

		8,353,524

Food Products–1.71%
Archer-Daniels-Midland	22,500	1,031,175
Kraft Heinz	16,033	1,007,193
Mondelez International	24,100	988,100

		3,026,468

Health Care Providers & Services–2.27%
†Brookdale Senior Living	127,424	1,158,284
Cardinal Health	27,700	1,352,591

LVIP Delaware Wealth Builder Fund–5

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Providers & Services (continued)
CVS Health	23,401	$1,505,854

		4,016,729

Household Durables–0.56%
Whirlpool	6,800	994,364

		994,364

Household Products–2.28%
Kimberly-Clark	19,300	2,033,062
Procter & Gamble	25,600	1,998,336

		4,031,398

Insurance–1.72%
American International Group	37,400	1,982,948
Arthur J. Gallagher & Co.	15,000	979,200
Prudential Financial	816	76,304

		3,038,452

IT Services–0.81%
International Business Machines	10,236	1,429,969

		1,429,969

Multiline Retail–0.93%
Target	21,500	1,636,580

		1,636,580

Oil, Gas & Consumable Fuels–2.98%
Chevron	10,536	1,332,066
Enterprise Products Partners	5,295	146,513
Occidental Petroleum	27,600	2,309,568
Targa Resources	3,492	172,819
Williams	48,400	1,312,124

		5,273,090

Pharmaceuticals–3.66%
Johnson & Johnson	12,262	1,487,871
Merck & Co.	40,800	2,476,560
Pfizer	69,195	2,510,395

		6,474,826

Semiconductors & Semiconductor Equipment–1.05%
Intel	37,196	1,849,013

		1,849,013

Software–1.20%
CA	54,171	1,931,196
Microsoft	1,982	195,445

		2,126,641

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.06%
Apple	603	$111,621

		111,621

Total U.S. Markets (Cost $57,758,463)		64,871,425

§DEVELOPED MARKETS–11.91%
Aerospace & Defense–0.19%
Leonardo	9,274	91,688
Meggitt	36,769	239,378

		331,066

Air Freight & Logistics–0.19%
Deutsche Post	10,040	327,940

		327,940

Auto Components–0.23%
Cie Generale des Etablissements Michelin	1,726	210,229
Valeo	3,592	196,398

		406,627

Automobiles–0.33%
Bayerische Motoren Werke	3,027	274,417
Toyota Motor	4,700	304,376

		578,793

Banks–1.08%
Banco Santander	37,326	200,162
BNP Paribas	677	42,052
ING Groep	20,675	297,651
Mitsubishi UFJ Financial Group	53,800	306,672
Nordea Bank	41,246	397,321
Standard Chartered	32,710	298,989
UniCredit	15,063	251,475
United Overseas Bank	5,700	111,950

		1,906,272

Beverages–0.12%
Carlsberg Class B	1,520	179,066
Coca-Cola Amatil	6,104	41,559

		220,625

Construction & Engineering–0.20%
Vinci	3,666	352,596

		352,596

Diversified Telecommunication Services–0.18%
Nippon Telegraph & Telephone	7,028	319,677

		319,677

Electrical Equipment–0.16%
ABB ADR	12,947	281,856

		281,856

LVIP Delaware Wealth Builder Fund–6

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Equity Real Estate Investment Trusts–0.26%
Assura	191,570	$145,627
Green REIT	121,523	210,034
Merlin Properties Socimi	7,539	109,654

		465,315

Food & Staples Retailing–0.14%
Matsumotokiyoshi Holdings	5,600	251,637

		251,637

Health Care Equipment & Supplies–0.15%
Koninklijke Philips	6,267	266,580

		266,580

Hotels, Restaurants & Leisure–0.19%
Playtech	34,135	339,224

		339,224

Household Durables–0.13%
Techtronic Industries	42,000	234,208

		234,208

Insurance–0.19%
AXA	13,573	333,099

		333,099

Machinery–0.22%
MINEBEA MITSUMI	22,800	385,921

		385,921

Media–0.07%
Publicis Groupe	1,672	115,084

		115,084

Metals & Mining–0.24%
Rio Tinto.	7,733	428,738

		428,738

Multi-Utilities–0.90%
National Grid	22,163	245,229
National Grid ADR	24,100	1,345,985

		1,591,214

Oil, Gas & Consumable Fuels–2.59%
Royal Dutch Shell ADR Class B	27,600	2,005,140
Suncor Energy	6,600	268,589
TOTAL	5,346	325,950
TOTAL ADR	32,600	1,974,256

		4,573,935

Pharmaceuticals–1.40%
AstraZeneca ADR	55,500	1,948,605
Novartis	4,650	353,481
Sanofi	2,190	175,571

		2,477,657

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Professional Services–0.16%
Teleperformance	1,615	$285,351

		285,351

Real Estate Management & Development–0.08%
Grainger	34,690	141,009

		141,009

Road & Rail–0.07%
East Japan Railway	1,372	131,543

		131,543

Specialty Retail–0.02%
Nitori Holdings	218	34,025

		34,025

Technology Hardware, Storage & Peripherals–0.55%
Canon ADR	29,700	970,893

		970,893

Textiles, Apparel & Luxury Goods–0.37%
Kering	523	295,363
Puma	59	34,519
Yue Yuen Industrial Holdings	117,000	330,319

		660,201

Tobacco–1.05%
British American Tobacco ADR	27,431	1,383,894
Imperial Brands	12,879	479,657

		1,863,551

Trading Companies & Distributors–0.31%
ITOCHU	27,260	494,282
Rexel	3,821	54,952

		549,234

Wireless Telecommunication Services–0.14%
Tele2 Class B	20,273	238,339

		238,339

Total Developed Markets (Cost $17,686,387)		21,062,210

×EMERGING MARKETS–0.35%
Banks–0.15%
Bank Rakyat Indonesia Persero	1,354,500	268,442

		268,442

Technology Hardware, Storage & Peripherals–0.15%
Samsung Electronics	6,403	268,013

		268,013

LVIP Delaware Wealth Builder Fund–7

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services–0.05%
Mobile TeleSystems PJSC ADR	9,800	$86,534

		86,534

Total Emerging Markets (Cost $693,083)		622,989

Total Common Stock (Cost $76,137,933)		86,556,624

PREFERRED STOCK–0.11%
µBank of America 6.50%	155,000	164,881
µGeneral Electric 5.00%	33,000	32,546

Total Preferred Stock (Cost $201,790)		197,427

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.70%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	30	34
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	478	526
Series 2005-70 PA 5.50% 8/25/35	2,376	2,598
•*Series 2008-15 SB 4.509% (6.60% minus LIBOR01M) 8/25/36	17,517	2,872
Series 2010-41 PN 4.50% 4/25/40	65,000	67,581
Series 2010-43 HJ 5.50% 5/25/40	3,863	4,217
*Series 2012-98 MI 3.00% 8/25/31	55,470	6,250
•*Series 2012-122 SD 4.009% (6.10% minus LIBOR01M) 11/25/42	104,318	18,704
•*Series 2012-139 NS 4.609% (6.70% minus LIBOR01M) 12/25/42	702,228	156,871
*Series 2013-7 EI 3.00% 10/25/40	50,811	6,874
*Series 2013-26 ID 3.00% 4/25/33	52,716	7,502
*Series 2013-38 AI 3.00% 4/25/33	50,793	6,751

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2013-43 IX 4.00% 5/25/43	161,031	$39,421
*Series 2013-44 DI 3.00% 5/25/33	128,324	18,377
*Series 2013-55 AI 3.00% 6/25/33	68,965	9,944
Series 2014-36 ZE 3.00% 6/25/44	39,555	35,884
•*Series 2014-68 BS 4.059% (6.15% minus LIBOR01M) 11/25/44	53,722	10,121
•*Series 2014-90 SA 4.059% (6.15% minus LIBOR01M) 1/25/45	142,196	25,974
•*Series 2015-27 SA 4.359% (6.45% minus LIBOR01M) 5/25/45	59,586	11,814
Series 2015-44 Z 3.00% 9/25/43	68,203	64,779
*Series 2015-66 ID 3.50% 5/25/42	1,394,956	212,374
Series 2015-89 AZ 3.50% 12/25/45	7,661	7,493
•*Series 2015-95 SH 3.909% (6.00% minus LIBOR01M) 1/25/46	74,202	13,386
*Series 2016-30 CI 3.00% 5/25/36	66,123	9,322
•*Series 2016-55 SK 3.909% (6.00% minus LIBOR01M) 8/25/46	80,764	15,769
•*Series 2016-62 SA 3.909% (6.00% minus LIBOR01M) 9/25/46	100,803	20,371
•*Series 2016-85 SA 3.909% (6.00% minus LIBOR01M) 11/25/46	99,177	20,364
*Series 2017-11 EI 3.00% 3/25/42	90,363	13,474
Series 2017-39 CY 3.50% 5/25/47	480,000	474,772
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	3,420	3,831
*Series 3962 EI 3.50% 9/15/26	2,555,194	204,572
Series 4065 DE 3.00% 6/15/32	10,000	9,745
*Series 4100 EI 3.00% 8/15/27	2,899,182	265,308
*Series 4109 AI 3.00% 7/15/31	122,370	15,172
*Series 4120 IK 3.00% 10/15/32	82,947	11,926
*Series 4146 IA 3.50% 12/15/32	46,162	7,266

LVIP Delaware Wealth Builder Fund–8

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•*Series 4159 KS 4.077% (6.15% minus LIBOR01M) 1/15/43	50,902	$10,184
*Series 4181 DI 2.50% 3/15/33	53,889	6,674
•*Series 4184 GS 4.047% (6.12% minus LIBOR01M) 3/15/43	52,667	10,274
*Series 4185 LI 3.00% 3/15/33	54,170	7,895
*Series 4191 CI 3.00% 4/15/33	55,106	7,869
*Series 4342 CI 3.00% 11/15/33	53,375	6,587
Series 4435 DY 3.00% 2/15/35	54,000	52,686
Series 4457 KZ 3.00% 4/15/45	47,280	43,075
•*Series 4494 SA 4.107% (6.18% minus LIBOR01M) 7/15/45	64,714	12,330
*Series 4543 HI 3.00% 4/15/44	72,945	11,661
Series 4592 WT 5.50% 6/15/46	83,368	91,221
•*Series 4594 SG 3.927% (6.00% minus LIBOR01M) 6/15/46	150,400	32,403
Series 4614 HB 2.50% 9/15/46	30,000	26,705
Series 4623 LZ 2.50% 10/15/46	27,105	22,546
Series 4623 MW 2.50% 10/15/46	30,000	26,878
*Series 4625 BI 3.50% 6/15/46	95,404	20,261
•*Series 4631 GS 3.927% (6.00% minus LIBOR01M) 11/15/46	88,092	15,935
Series 4636 NZ 3.00% 12/15/46	34,517	31,236
Freddie Mac Strips
•*Series 267 S5 3.927% (6.00% minus LIBOR01M) 8/15/42	57,308	10,134
•*Series 299 S1 3.927% (6.00% minus LIBOR01M) 1/15/43	54,386	9,040
GNMA
Series 2010-113 KE 4.50% 9/20/40	151,150	160,087
Series 2012-136 MX 2.00% 11/20/42	10,000	8,639
Series 2013-113 AZ 3.00% 8/20/43	71,661	68,693
Series 2013-113 LY 3.00% 5/20/43	9,000	8,780
Series 2015-64 GZ 2.00% 5/20/45	32,970	25,424
*Series 2015-74 CI 3.00% 10/16/39	62,660	7,499
Series 2015-133 AL 3.00% 5/20/45	71,000	67,456
*Series 2015-142 AI 4.00% 2/20/44	46,635	6,118
•*Series 2016-108 SK 3.966% (6.05% minus LIBOR01M) 8/20/46	89,443	17,795

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2016-111 PB 2.50% 8/20/46	28,000	$24,701
*Series 2016-116 GI 3.50% 11/20/44	94,839	16,712
*Series 2016-118 DI 3.50% 3/20/43	109,730	15,478
•*Series 2016-120 NS 4.016% (6.10% minus LIBOR01M) 9/20/46	114,158	23,241
Series 2016-134 MW 3.00% 10/20/46	5,000	4,884
Series 2016-156 PB 2.00% 11/20/46	19,000	15,091
*Series 2016-160 GI 3.50% 11/20/46	89,274	21,083
•*Series 2016-160 GS 4.016% (6.10% minus LIBOR01M) 11/20/46	151,664	31,448
*Series 2016-163 PI 3.50% 5/20/43	135,964	22,579
*Series 2016-163 XI 3.00% 10/20/46	84,134	11,724
•*Series 2017-134 SD 4.116% (6.20% minus LIBOR01M) 9/20/47	964,716	194,728

Total Agency Collateralized Mortgage Obligations (Cost $3,031,324)		3,009,993

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.98%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K058 A2 2.653% 8/25/26	35,000	33,355
FREMF Mortgage Trust
•Series 2011-K10 B 4.781% 11/25/49	400,000	410,777
•Series 2011-K14 B 5.358% 2/25/47	20,000	21,003
•Series 2011-K15 B 5.116% 8/25/44	10,000	10,428
•Series 2011-K704 B 4.634% 10/25/30	30,000	29,974
•Series 2012-K22 B 3.811% 8/25/45	35,000	35,224
•Series 2013-K24 B 3.622% 11/25/45	260,000	259,122
•Series 2013-K28 C 3.61% 6/25/46	100,000	98,664

LVIP Delaware Wealth Builder Fund–9

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
•Series 2013-K33 B 3.616% 8/25/46	30,000	$29,695
•Series 2013-K33 C 3.616% 8/25/46	100,000	98,306
•Series 2013-K712 B 3.477% 5/25/45	25,000	25,057
•Series 2013-K713 B 3.262% 4/25/46	15,000	14,988
•Series 2013-K713 C 3.262% 4/25/46	45,000	44,768
•Series 2014-K717 B 3.752% 11/25/47	435,000	437,258
•Series 2014-K717 C 3.752% 11/25/47	150,000	149,097
•Series 2017-K71 B 3.882% 11/25/50	35,000	33,463

Total Agency Commercial Mortgage-Backed Securities (Cost $1,754,576)		1,731,179

AGENCY MORTGAGE-BACKED SECURITIES–9.88%
Fannie Mae 3.00% 10/1/47	254,786	245,124
Fannie Mae ARM
•2.903% (LIBOR12M + 1.60%) 7/1/45	9,681	9,642
•2.939% (LIBOR12M + 1.557%) 12/1/45	14,360	14,345
•3.181% (LIBOR12M + 1.524%) 3/1/44	24,566	24,717
•3.202% (LIBOR12M + 1.546%) 4/1/44	16,344	16,450
•3.607% (LIBOR12M + 1.83%) 8/1/35	1,135	1,194
Fannie Mae S.F. 30 yr
4.50% 11/1/39	17,712	18,667
4.50% 6/1/40	21,241	22,330
4.50% 7/1/40	22,376	23,348
4.50% 8/1/40	5,336	5,583
4.50% 8/1/41	351,420	369,820
4.50% 10/1/43	352,133	370,452
4.50% 10/1/44	15,621	16,393
4.50% 3/1/46	1,694,024	1,771,192
4.50% 4/1/46	2,460,874	2,575,550
4.50% 5/1/46	57,983	60,686
4.50% 7/1/46	51,673	53,949
5.00% 7/1/47	465,343	497,638
5.50% 4/1/37	10,198	11,130
5.50% 3/1/38	5,043	5,469
5.50% 6/1/39	12,020	13,100
5.50% 7/1/40	10,685	11,610
5.50% 6/1/41	32,625	35,513

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 5/1/44	2,157,846	$2,343,782
6.00% 9/1/36	6,606	7,412
6.00% 12/1/36	1,165	1,284
6.00% 6/1/37	627	692
6.00% 7/1/37	476	524
6.00% 9/1/38	36,180	39,866
6.00% 10/1/38	2,231,708	2,461,374
6.00% 11/1/38	2,759	3,054
6.00% 10/1/39	41,654	46,074
6.00% 11/1/40	1,705	1,886
6.00% 7/1/41	269,044	296,703
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/48	2,678,000	2,594,208
3.50% 7/1/48	711,000	707,655
4.50% 7/1/48	1,421,000	1,479,628
Freddie Mac ARM
•2.57% (LIBOR12M + 1.63%) 10/1/46	35,466	34,736
•2.735% (LIBOR12M + 1.622%) 10/1/45	10,908	10,890
•2.918% (LIBOR12M + 1.63%) 10/1/45	17,419	17,340
•2.97% (LIBOR12M + 1.62%) 11/1/45	17,403	17,349
•3.114% (LIBOR12M + 1.62%) 3/1/46	28,083	28,064
Freddie Mac S.F. 30 yr
4.50% 4/1/39	2,516	2,633
4.50% 5/1/40	112,354	117,841
4.50% 7/1/42	32,117	33,773
4.50% 8/1/42	349,708	366,872
4.50% 12/1/43	27,224	28,478
4.50% 8/1/44	36,134	37,826
4.50% 7/1/45	155,758	164,105
5.00% 6/1/36	24,878	26,545
5.00% 5/1/41	20,362	21,787
5.50% 3/1/34	1,367	1,482
5.50% 12/1/34	1,182	1,283
5.50% 12/1/35	1,229	1,332
5.50% 11/1/36	954	1,035
5.50% 12/1/36	322	348
5.50% 9/1/37	1,441	1,559
5.50% 4/1/38	5,110	5,528
5.50% 6/1/38	537	579
5.50% 7/1/38	5,046	5,452
5.50% 6/1/39	4,961	5,366
5.50% 3/1/40	4,228	4,576
5.50% 8/1/40	2,528	2,735
5.50% 1/1/41	2,384	2,579
5.50% 6/1/41	68,938	74,603
6.00% 9/1/37	3,541	3,907
6.00% 6/1/38	4,058	4,476

LVIP Delaware Wealth Builder Fund–10

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

		Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 8/1/38		5,543	$6,141
6.00% 5/1/40		58,046	63,949
6.00% 7/1/40		20,893	23,049
GNMA I S.F. 30 yr 5.50% 2/15/41		18,126	19,611
GNMA II S.F. 30 yr
5.00% 9/20/46		72,838	77,561
5.50% 5/20/37		6,385	6,798
6.00% 2/20/39		7,552	8,158
6.00% 10/20/39		31,562	34,074
6.00% 2/20/40		33,380	36,200
6.00% 4/20/46		10,980	11,909

Total Agency Mortgage-Backed Securities (Cost $17,784,805)			17,470,573

CORPORATE BONDS–18.73%
Advertising–0.01%
Lamar Media 5.75% 2/1/26		25,000	25,406

			25,406

Aerospace & Defense–0.15%
Harris 4.40% 6/15/28		50,000	50,490
L3 Technologies 3.85% 6/15/23		30,000	29,971
Northrop Grumman
2.55% 10/15/22		95,000	91,598
3.25% 8/1/23		45,000	44,541
TransDigm 6.375% 6/15/26		55,000	54,725

			271,325

Agriculture–0.07%
BAT Capital
3.222% 8/15/24		105,000	99,596
4.54% 8/15/47		30,000	28,123

			127,719

Airlines–0.04%
♦United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		16,658	16,741
♦United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		38,578	38,400
♦United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28		14,604	13,875

			69,016

Auto Manufacturers–0.22%
Daimler 2.75% 12/10/18	NOK	320,000	39,613
Daimler Finance North America 3.45% 1/6/27		150,000	142,369
General Motors 6.75% 4/1/46		20,000	22,229
General Motors Financial 4.35% 4/9/25		75,000	74,031

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial (continued)
5.25% 3/1/26		20,000	$20,756
Hyundai Capital America
2.55% 2/6/19		50,000	49,823
3.00% 3/18/21		20,000	19,643
Toyota Motor Credit 2.95% 4/13/21		20,000	19,905

			388,369

Auto Parts & Equipment–0.09%
American Axle & Manufacturing 6.25% 3/15/26	.	65,000	63,537
Goodyear Tire & Rubber
4.875% 3/15/27		60,000	54,976
5.00% 5/31/26		35,000	32,681

			151,194

Banks–4.09%
Banco Santander 3.848% 4/12/23		200,000	195,809
Bank Nederlandse Gemeenten 3.50% 7/19/27	AUD	18,000	13,607
Bank of America
µ3.124% 1/20/23		615,000	605,321
3.30% 8/5/21	AUD	20,000	14,917
µ3.97% 3/5/29		95,000	93,614
5.625% 7/1/20		20,000	20,938
µBank of Montreal 3.803% 12/15/32		100,000	92,756
Bank of New York Mellon
2.20% 3/4/19		40,000	39,890
2.95% 1/29/23		115,000	112,466
µ4.625% 12/29/49		75,000	71,344
Branch Banking & Trust 2.85% 4/1/21		390,000	386,037
Citigroup
•3.421% (LIBOR03M + 1.10%) 5/17/24		50,000	50,284
3.75% 10/27/23	AUD	13,000	9,705
Citizens Financial Group
2.375% 7/28/21		35,000	33,867
4.30% 12/3/25		40,000	39,805
Compass Bank 2.875% 6/29/22		250,000	241,567
Credit Suisse Group
µ3.869% 1/12/29		475,000	447,530
µ6.25% 12/29/49		200,000	196,011
Development Bank of Japan 2.625% 9/1/27		200,000	189,856
Fifth Third Bancorp 2.60% 6/15/22		20,000	19,379
Goldman Sachs Group µ4.223% 5/1/29		135,000	133,228

LVIP Delaware Wealth Builder Fund–11

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group (continued)
5.15% 5/22/45		20,000	$19,948
6.00% 6/15/20		180,000	189,391
µHSBC Holdings 3.95% 5/18/24		200,000	199,415
Huntington Bancshares 2.30% 1/14/22		50,000	48,056
JPMorgan Chase & Co.
µ4.005% 4/23/29		40,000	39,514
4.35% 8/15/21		40,000	41,153
µ6.75% 8/29/49		300,000	326,625
KeyBank 3.40% 5/20/26		250,000	238,366
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	20,000	15,151
µLloyds Banking Group 7.50% 4/30/49		200,000	203,600
Morgan Stanley
µ3.772% 1/24/29		90,000	86,803
5.00% 9/30/21	AUD	14,000	10,974
5.00% 11/24/25		125,000	129,778
5.50% 1/26/20		200,000	206,995
µPNC Financial Services Group 5.00% 12/29/49		305,000	303,094
Popular 7.00% 7/1/19		85,000	86,700
Regions Financial 2.75% 8/14/22		35,000	33,784
Royal Bank of Scotland Group 3.875% 9/12/23		200,000	194,510
Santander UK 5.00% 11/7/23		200,000	203,613
State Street
3.10% 5/15/23		25,000	24,669
3.30% 12/16/24		350,000	343,707
SunTrust Banks
2.70% 1/27/22		230,000	224,281
3.00% 2/2/23		5,000	4,897
4.00% 5/1/25		55,000	55,310
µUBS Group 6.875% 12/29/49		200,000	198,509
US Bancorp
2.375% 7/22/26		250,000	227,714
3.10% 4/27/26		65,000	61,370
3.15% 4/27/27		145,000	138,763
3.90% 4/26/28		25,000	25,397
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49		275,000	249,563
Wells Fargo & Co. 3.00% 7/27/21	AUD	40,000	29,583
Wells Fargo Capital X 5.95% 12/15/36		15,000	16,215
µWestpac Banking 5.00% 12/31/49		25,000	21,602

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Zions Bancorporation 4.50% 6/13/23	20,000	$20,237

		7,227,218

Beverages–0.09%
Anheuser-Busch InBev Finance 3.30% 2/1/23	40,000	39,707
Cott Holdings 5.50% 4/1/25	90,000	87,750
Maple Escrow Subsidiary 4.057% 5/25/23	35,000	35,123

		162,580

Biotechnology–0.02%
Gilead Sciences 4.15% 3/1/47	35,000	33,538

		33,538

Building Materials–0.29%
Boise Cascade 5.625% 9/1/24	110,000	110,825
Builders FirstSource 5.625% 9/1/24	90,000	87,863
Jeld-Wen
4.625% 12/15/25	10,000	9,550
4.875% 12/15/27	75,000	69,937
Lennox International 3.00% 11/15/23	40,000	38,126
Martin Marietta Materials 4.25% 12/15/47	55,000	47,854
Standard Industries 5.00% 2/15/27	160,000	148,800
US Concrete 6.375% 6/1/24	5,000	5,038

		517,993

Chemicals–0.56%
Chemours 5.375% 5/15/27	70,000	67,900
Dow Chemical 8.55% 5/15/19	373,000	391,016
Kraton Polymers 7.00% 4/15/25	75,000	78,000
NOVA Chemicals 5.25% 6/1/27	60,000	56,063
Nutrien 4.00% 12/15/26	15,000	14,574
Olin
5.00% 2/1/30	85,000	80,431
5.125% 9/15/27	45,000	43,875
Syngenta Finance 4.441% 4/24/23	200,000	199,094
Tronox Finance 5.75% 10/1/25	65,000	63,294

		994,247

Commercial Services–0.27%
Avis Budget Car Rental 6.375% 4/1/24	35,000	34,475
Herc Rentals 7.75% 6/1/24	31,000	33,247
Nielsen Co. Luxembourg 5.00% 2/1/25	60,000	57,300

LVIP Delaware Wealth Builder Fund–12

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services (continued)
Prime Security Services Borrower 9.25% 5/15/23	127,000	$135,534
Service Corp. International 4.625% 12/15/27	55,000	52,091
United Rentals North America
5.50% 5/15/27	140,000	136,150
5.875% 9/15/26	20,000	20,275

		469,072

Computers–0.09%
Dell International 6.02% 6/15/26	145,000	152,541

		152,541

Construction & Engineering–0.01%
SBA Tower Trust 2.898% 10/8/19	25,000	24,842

		24,842

Containers & Packaging–0.18%
BWAY Holding 5.50% 4/15/24	155,000	151,513
CCL Industries 3.25% 10/1/26	35,000	32,294
Crown Americas 4.75% 2/1/26	102,000	97,155
Owens-Brockway Glass Container 5.875% 8/15/23	35,000	35,525

		316,487

Distribution & Wholesale–0.02%
Kar Auction Services 5.125% 6/1/25	35,000	33,513

		33,513

Diversified Financial Services–1.09%
AerCap Ireland Capital 3.65% 7/21/27	300,000	273,638
Air Lease
3.00% 9/15/23	110,000	104,359
3.625% 4/1/27	85,000	78,075
Ally Financial 5.75% 11/20/25	125,000	127,813
Charles Schwab
3.20% 1/25/28	25,000	23,972
3.25% 5/21/21	20,000	20,088
3.85% 5/21/25	25,000	25,301
µ5.00% 6/1/66	30,000	28,763
E*TRADE Financial
3.80% 8/24/27	60,000	57,546
µ5.875% 12/29/49	60,000	61,200
International Lease Finance 8.625% 1/15/22	135,000	155,000
Jefferies Group
4.15% 1/23/30	70,000	61,906
6.45% 6/8/27	25,000	27,021
6.50% 1/20/43	15,000	15,601

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Lazard Group
3.625% 3/1/27	40,000	$37,548
3.75% 2/13/25	400,000	387,923
National Rural Utilities Cooperative Finance
2.85% 1/27/25	115,000	110,026
µ4.75% 4/30/43	60,000	61,149
µ5.25% 4/20/46	260,000	267,548

		1,924,477

Electric–1.58%
AES 5.50% 4/15/25	25,000	25,313
AES Gener 5.25% 8/15/21	13,000	13,456
Ameren Illinois 9.75% 11/15/18	263,000	269,754
Ausgrid Finance
3.85% 5/1/23	70,000	70,223
4.35% 8/1/28	45,000	45,302
Avangrid 3.15% 12/1/24	55,000	52,959
Baltimore Gas & Electric 3.75% 8/15/47	55,000	51,656
Berkshire Hathaway Energy 3.75% 11/15/23	85,000	86,126
Calpine
5.25% 6/1/26	135,000	127,659
5.375% 1/15/23	30,000	28,650
5.75% 1/15/25	35,000	32,091
Cleveland Electric Illuminating
3.50% 4/1/28	145,000	137,790
5.50% 8/15/24	5,000	5,491
CMS Energy 6.25% 2/1/20	60,000	62,747
ComEd Financing III 6.35% 3/15/33	60,000	63,750
Dominion Energy 3.625% 12/1/24	45,000	44,190
DTE Energy
3.30% 6/15/22	45,000	44,510
3.80% 3/15/27	25,000	24,485
Dynegy 8.00% 1/15/25	48,000	51,780
µEmera 6.75% 6/15/76	380,000	397,100
Enel Finance International 3.625% 5/25/27	450,000	412,388
Entergy Louisiana 4.95% 1/15/45	20,000	20,235
Entergy Mississippi 2.85% 6/1/28	65,000	59,662
Exelon
3.497% 6/1/22	45,000	44,520
3.95% 6/15/25	15,000	14,932
Great Plains Energy 4.85% 6/1/21	25,000	25,679
Kansas City Power & Light 3.65% 8/15/25	65,000	64,304

LVIP Delaware Wealth Builder Fund–13

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
LG&E & KU Energy 4.375% 10/1/21	115,000	$117,907
Mississippi Power 3.95% 3/30/28	60,000	59,530
Nevada Power 2.75% 4/15/20	65,000	64,930
New York State Electric & Gas 3.25% 12/1/26	55,000	52,829
NextEra Energy Capital Holdings 3.625% 6/15/23	25,000	24,975
NV Energy 6.25% 11/15/20	45,000	48,060
Pennsylvania Electric 5.20% 4/1/20	5,000	5,138
PSEG Power 3.85% 6/1/23	75,000	74,739
Sempra Energy 3.80% 2/1/38	55,000	50,104
Trans-Allegheny Interstate Line 3.85% 6/1/25	25,000	24,956

		2,799,920

Electronics–0.03%
Allegion US Holding 3.55% 10/1/27	18,000	16,681
Corning 4.375% 11/15/57	30,000	26,267
Trimble 4.15% 6/15/23	15,000	14,968

		57,916

Entertainment–0.22%
AMC Entertainment Holdings 6.125% 5/15/27	80,000	78,000
GLP Capital 5.375% 4/15/26	60,000	59,550
Penn National Gaming 5.625% 1/15/27	135,000	127,575
Scientific Games International 10.00% 12/1/22	115,000	123,133

		388,258

Environmental Control–0.10%
Advanced Disposal Services 5.625% 11/15/24	85,000	84,787
Covanta Holding 5.875% 7/1/25	90,000	87,075

		171,862

Food–0.31%
Campbell Soup 3.65% 3/15/23	165,000	162,182
General Mills
3.20% 4/16/21	15,000	14,932
3.70% 10/17/23	65,000	64,414
JBS USA Finance 5.75% 6/15/25	90,000	84,150
Lamb Weston Holdings
4.625% 11/1/24	30,000	29,325
4.875% 11/1/26	60,000	58,500
Post Holdings 5.00% 8/15/26	75,000	70,125

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food (continued)
Post Holdings (continued)
5.625% 1/15/28	60,000	$56,475

		540,103

Food Service–0.04%
Aramark Services
5.00% 2/1/28	20,000	19,150
5.125% 1/15/24	55,000	55,137

		74,287

Gas–0.04%
AmeriGas Partners 5.875% 8/20/26	70,000	68,600

		68,600

Health Care Products–0.09%
Abbott Laboratories 3.75% 11/30/26	10,000	9,847
Hill-Rom Holdings
5.00% 2/15/25	30,000	29,250
5.75% 9/1/23	50,000	51,125
Hologic 4.625% 2/1/28	15,000	14,137
Thermo Fisher Scientific 3.00% 4/15/23	60,000	58,402

		162,761

Health Care Services–0.43%
Air Medical Group Holdings 6.375% 5/15/23	111,000	103,785
DaVita 5.00% 5/1/25	65,000	61,344
Encompass Health
5.125% 3/15/23	10,000	10,050
5.75% 11/1/24	140,000	140,606
5.75% 9/15/25	5,000	5,075
HCA
5.375% 2/1/25	60,000	59,232
5.875% 2/15/26	150,000	151,687
MPH Acquisition Holdings 7.125% 6/1/24	65,000	66,787
New York and Presbyterian Hospital 4.063% 8/1/56	40,000	39,604
Tenet Healthcare
5.125% 5/1/25	65,000	62,034
8.125% 4/1/22	45,000	47,217
Universal Health Services 5.00% 6/1/26	10,000	9,788

		757,209

Home Builders–0.04%
Lennar 4.50% 4/30/24	25,000	24,157
PulteGroup 5.00% 1/15/27	50,000	47,687

		71,844

LVIP Delaware Wealth Builder Fund–14

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Home Furnishings–0.04%
Tempur Sealy International 5.50% 6/15/26	70,000	$67,900

		67,900

Insurance–0.60%
AXA Equitable Holdings
4.35% 4/20/28	30,000	28,735
5.00% 4/20/48	45,000	41,672
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,109
HUB International 7.00% 5/1/26	20,000	19,800
µMetLife 5.25% 12/29/49	355,000	362,029
Nuveen Finance
2.95% 11/1/19	35,000	34,875
4.125% 11/1/24	80,000	79,670
µPrudential Financial 5.375% 5/15/45	250,000	249,375
USIS Merger Sub 6.875% 5/1/25	125,000	124,688
XLIT
•4.805% (LIBOR03M + 2.458%) 12/29/49	30,000	29,550
5.50% 3/31/45	40,000	41,674

		1,067,177

Internet–0.13%
Symantec 5.00% 4/15/25	80,000	77,702
Zayo Group
5.75% 1/15/27	55,000	54,175
6.375% 5/15/25	100,000	102,250

		234,127

Iron & Steel–0.03%
Steel Dynamics 5.00% 12/15/26	50,000	50,125

		50,125

Leisure Time–0.06%
Royal Caribbean Cruises 3.70% 3/15/28	110,000	101,795

		101,795

Lodging–0.20%
Boyd Gaming 6.375% 4/1/26	155,000	157,325
Hilton Worldwide Finance 4.875% 4/1/27	135,000	130,613
Marriott International 4.50% 10/1/34	5,000	5,000
MGM Resorts International 5.75% 6/15/25	60,000	60,207

		353,145

Machinery Diversified–0.09%
Nvent Finance 4.55% 4/15/28	165,000	162,209

		162,209

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Manufacturing–0.16%
Crane 4.45% 12/15/23	60,000	$61,977
General Electric
2.10% 12/11/19	70,000	69,245
5.55% 5/4/20	30,000	31,281
6.00% 8/7/19	56,000	57,910
Koppers 6.00% 2/15/25	60,000	60,150
Parker-Hannifin 3.30% 11/21/24	5,000	4,929

		285,492

Media–1.38%
Altice France 7.375% 5/1/26	200,000	196,290
AMC Networks 4.75% 8/1/25	65,000	62,644
CCO Holdings
5.125% 5/1/23	50,000	49,485
5.125% 5/1/27	65,000	60,978
5.75% 2/15/26	10,000	9,850
5.875% 5/1/27	65,000	63,619
Cequel Communications Holdings I 7.75% 7/15/25	200,000	210,000
Charter Communications Operating
5.375% 4/1/38	30,000	28,423
5.75% 4/1/48	175,000	170,012
CSC Holdings
5.25% 6/1/24	16,000	15,160
6.75% 11/15/21	65,000	68,250
Discovery Communications 5.20% 9/20/47	150,000	146,029
Gray Television 5.875% 7/15/26	100,000	95,375
Nexstar Broadcasting 5.625% 8/1/24	65,000	63,050
Sinclair Television Group 5.125% 2/15/27	55,000	50,875
Sirius XM Radio
5.00% 8/1/27	115,000	108,244
5.375% 7/15/26	80,000	77,200
Time Warner Cable 7.30% 7/1/38	165,000	187,546
Time Warner Entertainment 8.375% 3/15/23	65,000	75,714
Tribune Media 5.875% 7/15/22	55,000	55,784
UPCB Finance IV 5.375% 1/15/25	200,000	191,020
Viacom 4.375% 3/15/43	90,000	75,780
Virgin Media Secured Finance 5.25% 1/15/26	200,000	185,750
VTR Finance 6.875% 1/15/24	200,000	201,690

		2,448,768

Metal Fabricate & Hardware–0.13%
Novelis 6.25% 8/15/24	100,000	100,250

LVIP Delaware Wealth Builder Fund–15

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metal Fabricate & Hardware (continued)
Zekelman Industries 9.875% 6/15/23	120,000	$131,700

		231,950

Metals & Mining–0.11%
Anglo American Capital 4.75% 4/10/27	200,000	197,466

		197,466

Mining–0.38%
Barrick North America Finance 5.75% 5/1/43	145,000	162,300
µBHP Billiton Finance USA 6.25% 10/19/75	255,000	267,320
FMG Resources August 2006
4.75% 5/15/22	55,000	53,281
5.125% 5/15/24	45,000	42,975
Freeport-McMoRan
4.55% 11/14/24	50,000	47,750
6.875% 2/15/23	45,000	47,641
Hudbay Minerals 7.625% 1/15/25	40,000	42,100

		663,367

Office & Business Equipment–0.01%
CDW 5.00% 9/1/25	10,000	9,875

		9,875

Oil & Gas–0.74%
Alta Mesa Holdings 7.875% 12/15/24	80,000	85,100
Antero Resources 5.625% 6/1/23	45,000	45,787
Chesapeake Energy
8.00% 12/15/22	17,000	17,909
8.00% 1/15/25	25,000	25,524
Concho Resources 4.30% 8/15/28	75,000	75,324
Diamondback Energy 4.75% 11/1/24	85,000	83,194
Ecopetrol 7.375% 9/18/43	5,000	5,526
Gulfport Energy
6.00% 10/15/24	35,000	33,863
6.625% 5/1/23	70,000	70,875
Hilcorp Energy I 5.00% 12/1/24	45,000	43,875
Laredo Petroleum 6.25% 3/15/23	35,000	35,219
Marathon Oil 5.20% 6/1/45	90,000	95,534
Murphy Oil 6.875% 8/15/24	160,000	168,400
Murphy Oil USA 6.00% 8/15/23	60,000	61,650
Newfield Exploration
5.375% 1/1/26	50,000	51,375
5.75% 1/30/22	25,000	26,156

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Energy
4.95% 8/15/47	10,000	$10,049
5.05% 11/15/44	20,000	20,060
Occidental Petroleum 4.20% 3/15/48	105,000	104,867
Petroleos Mexicanos 6.75% 9/21/47	15,000	14,181
QEP Resources
5.25% 5/1/23	50,000	49,125
5.625% 3/1/26	60,000	57,675
Southwestern Energy
4.10% 3/15/22	20,000	19,200
6.70% 1/23/25	110,000	108,075

		1,308,543

Oil & Gas Services–0.02%
Transocean Proteus 6.25% 12/1/24	42,500	43,084

		43,084

Paper & Forest Products–0.09%
Georgia-Pacific 8.00% 1/15/24	125,000	151,032

		151,032

Pharmaceuticals–0.22%
CVS Health
3.70% 3/9/23	65,000	64,739
4.10% 3/25/25	105,000	104,596
4.30% 3/25/28	95,000	93,893
4.78% 3/25/38	70,000	69,068
Mylan 4.55% 4/15/28	55,000	53,854

		386,150

Pipelines–1.18%
Andeavor Logistics 4.25% 12/1/27	115,000	110,368
Cheniere Corpus Christi Holdings 5.125% 6/30/27	95,000	94,525
Crestwood Midstream Partners 5.75% 4/1/25	75,000	75,187
Enbridge
3.70% 7/15/27	45,000	42,723
4.00% 10/1/23	40,000	40,176
µ6.00% 1/15/77	70,000	66,150
µ6.25% 3/1/78	35,000	33,032
Enbridge Energy Partners
4.375% 10/15/20	15,000	15,281
5.20% 3/15/20	5,000	5,144
5.50% 9/15/40	20,000	20,879
Energy Transfer Equity 7.50% 10/15/20	35,000	37,406
Energy Transfer Partners 4.20% 9/15/23	15,000	15,010

LVIP Delaware Wealth Builder Fund–16

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Partners (continued)
4.95% 6/15/28	25,000	$24,971
6.00% 6/15/48	50,000	50,168
6.125% 12/15/45	80,000	80,219
9.70% 3/15/19	60,000	62,772
Genesis Energy 6.75% 8/1/22	105,000	106,575
MPLX 4.875% 12/1/24	385,000	397,448
NuStar Logistics 5.625% 4/28/27	70,000	67,987
ONEOK
4.55% 7/15/28	40,000	40,431
7.50% 9/1/23	110,000	126,113
Sabine Pass Liquefaction
5.625% 3/1/25	165,000	175,741
5.75% 5/15/24	100,000	106,794
5.875% 6/30/26	50,000	53,706
Targa Resources Partners
5.125% 2/1/25	25,000	24,750
5.375% 2/1/27	30,000	29,175
µTranscanada Trust 5.875% 8/15/76	30,000	29,775
Transcontinental Gas Pipe Line
4.00% 3/15/28	30,000	29,214
4.60% 3/15/48	35,000	33,796
Williams Partners
3.75% 6/15/27	30,000	28,380
4.85% 3/1/48	60,000	57,382

		2,081,278

Real Estate Investment Trusts–0.67%
Alexandria Real Estate Equities 4.70% 7/1/30	20,000	20,242
American Tower Trust I 3.07% 3/15/23	60,000	58,939
Corporate Office Properties
3.60% 5/15/23	40,000	38,751
5.25% 2/15/24	40,000	41,441
Crown Castle International
3.80% 2/15/28	140,000	131,487
5.25% 1/15/23	70,000	73,422
CubeSmart 3.125% 9/1/26	50,000	46,067
CyrusOne 5.375% 3/15/27	50,000	49,750
Education Realty Operating Partnership 4.60% 12/1/24	45,000	45,247
ESH Hospitality 5.25% 5/1/25	90,000	87,075
GEO Group
5.125% 4/1/23	10,000	9,850
5.875% 10/15/24	10,000	9,900
Hospitality Properties Trust 4.50% 3/15/25	45,000	44,102
Host Hotels & Resorts 3.75% 10/15/23	10,000	9,813

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts (continued)
3.875% 4/1/24		20,000	$19,523
4.50% 2/1/26		40,000	40,033
Hudson Pacific Properties 3.95% 11/1/27		15,000	14,052
Iron Mountain US Holdings 5.375% 6/1/26		125,000	119,375
Kilroy Realty 3.45% 12/15/24		60,000	57,683
LifeStorage 3.50% 7/1/26		40,000	37,527
SBA Communications 4.875% 9/1/24		40,000	38,362
UDR 4.00% 10/1/25		155,000	154,255
WP Carey 4.60% 4/1/24		35,000	35,408

			1,182,304

Retail–0.25%
Dollar Tree 3.70% 5/15/23		215,000	213,306
KFC Holding
5.00% 6/1/24		18,000	17,815
5.25% 6/1/26		93,000	91,837
Penske Automotive Group 5.50% 5/15/26		120,000	117,900

			440,858

Semiconductors–0.25%
Broadcom 3.50% 1/15/28		80,000	72,995
Marvell Technology Group 4.875% 6/22/28		55,000	54,745
Microchip Technology
3.922% 6/1/21		55,000	55,129
4.333% 6/1/23		55,000	55,153
Sensata Technologies UK Financing 6.25% 2/15/26		200,000	209,000

			447,022

Software–0.45%
CDK Global 5.00% 10/15/24		125,000	128,125
First Data
5.75% 1/15/24		60,000	60,226
7.00% 12/1/23		56,000	58,468
Infor US 6.50% 5/15/22		70,000	70,437
Oracle 2.40% 9/15/23		90,000	84,959
salesforce.com 3.70% 4/11/28		405,000	402,595

			804,810

Telecommunications–1.00%
AT&T
4.30% 2/15/30		35,000	33,111
5.25% 3/1/37		20,000	19,729
Bell Canada 3.35% 3/22/23	CAD	19,000	14,583
CenturyLink 6.75% 12/1/23		65,000	65,487
CommScope Technologies 5.00% 3/15/27		105,000	99,094

LVIP Delaware Wealth Builder Fund–17

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Crown Castle Towers 4.883% 8/15/20	210,000	$215,480
Deutsche Telekom International Finance
1.95% 9/19/21	150,000	143,107
4.375% 6/21/28	150,000	149,111
Level 3 Financing 5.375% 5/1/25	25,000	24,125
Sprint
7.125% 6/15/24	40,000	40,484
7.875% 9/15/23	79,000	82,111
Telecom Italia 5.303% 5/30/24	200,000	198,000
Telefonica Emisiones 4.895% 3/6/48	150,000	138,782
TELUS 4.60% 11/16/48	100,000	98,169
T-Mobile USA 6.50% 1/15/26	30,000	31,013
Verizon Communications
4.125% 8/15/46	150,000	129,180
4.50% 8/10/33	150,000	145,650
Vodafone Group
3.75% 1/16/24	35,000	34,744
4.375% 5/30/28	100,000	99,008

		1,760,968

Transportation–0.16%
FedEx 4.05% 2/15/48	135,000	121,765
Union Pacific 3.50% 6/8/23	50,000	50,091
United Parcel Service 5.125% 4/1/19	45,000	45,816
XPO Logistics 6.125% 9/1/23	65,000	66,950

		284,622

Trucking & Leasing–0.21%
µAerCap Global Aviation Trust 6.50% 6/15/45	200,000	207,000
Aviation Capital Group
3.50% 11/1/27	30,000	27,523
4.875% 10/1/25	65,000	67,627
Penske Truck Leasing 4.20% 4/1/27	70,000	69,111

		371,261

Total Corporate Bonds (Cost $34,006,798)		33,117,625

MUNICIPAL BONDS–2.77%
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2 5.875% 6/1/47	500,000	502,140
California Municipal Finance Authority (LINX APM Project) Senior Series A 5.00% 12/31/47 (AMT)	100,000	112,286

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	25,000	$36,957
Chicago, Illinois Series A 6.00% 1/1/38	500,000	564,125
Commonwealth of Massachusetts Series C 5.00% 10/1/25	5,000	5,881
Cuyoga County Ohio Hospital Revenue (Metrohealth System) 5.50% 2/15/57	500,000	545,805
Golden State Tobacco Securitization Series A-1 5.00% 6/1/34	100,000	114,907
Illinois Series A 5.00% 12/1/34	100,000	105,051
Lower Alabama Gas District Series A 5.00% 9/1/46	500,000	606,120
New Jersey Economic Development Authority (School Facilities Construction Bonds) Series UU 5.00% 6/15/40	100,000	105,192
New Jersey Turnpike Authority Series B 5.00% 1/1/40	250,000	286,375
New York Transportation Development (Delta Air Lines, LaGuardia Airport Terminals Redevelopment Project)
5.00% 1/1/34 (AMT)	130,000	145,972
5.00% 1/1/36 (AMT)	120,000	134,228
Salt Verde Financial 5.00% 12/1/37	500,000	608,180
San Diego County Regional Airport Authority Series A 5.00% 7/1/47	375,000	431,505
South Carolina Public Service Authority Series D 4.77% 12/1/45	10,000	10,609
Tarrant County Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) Series 2017 A 6.75% 11/15/47	400,000	447,180
Texas Water Development Board Water Implementation Revenue
5.00% 10/15/46	15,000	17,091
Series A 5.00% 10/15/45	5,000	5,664
Tobacco Settlement Financing Subordinate Series B 5.00% 6/1/46	100,000	107,688

Total Municipal Bonds (Cost $4,706,822)		4,892,956

NON-AGENCY ASSET-BACKED SECURITIES–3.09%
•AMMC CLO 21 Series 2017-21A A 3.613% (LIBOR03M + 1.25%) 11/2/30	100,000	100,726

LVIP Delaware Wealth Builder Fund–18

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•AMMC CLO 22 Series 2018-22A A 3.37% (LIBOR03M + 1.03%) 4/25/31	100,000	$99,408
•Apex Credit Clo Series 2018-1A A2 3.325% (LIBOR03M + 1.03%) 4/25/31	100,000	99,408
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	100,000	99,554
•Cedar Funding VIII CLO Series 2017-8A A1 3.603% (LIBOR03M + 1.25%) 10/17/30	250,000	250,381
•CFIP CLO Series 2017-1A A 3.575% (LIBOR03M + 1.22%) 1/18/30	250,000	249,834
•Citibank Credit Card Issuance Trust Series 2018-A2 A2 2.414% (LIBOR01M + 0.33%) 1/21/25	445,000	445,399
Discover Card Execution Note Trust
•Series 2017-A3 A3 2.303% (LIBOR01M + 0.23%) 10/17/22	460,000	460,364
•Series 2017-A5 A5 2.673% (LIBOR01M + 0.60%) 12/15/26	450,000	454,622
•ECP CLO Series 2015-7A A1R 3.499% (LIBOR03M + 1.14%) 4/22/30	250,000	249,653
•GoldenTree Loan Management US CLO 1 Series 2017-1A A 3.579% (LIBOR03M + 1.22%) 4/20/29	250,000	250,973
HOA Funding Series 2014-1A A2 4.846% 8/20/44	46,250	45,147
Hyundai Auto Lease Securitization Trust
Series 2016-C A3 1.49% 2/18/20	90,737	90,495
Series 2018-A A3 2.81% 4/15/21	100,000	99,731
•Mercedes-Benz Master Owner Trust Series 2018-BA A 2.274% (LIBOR01M + 0.34%) 5/15/23	100,000	100,050
•MP CLO IV Series 2013-2A ARR 3.64% (LIBOR03M + 1.28%) 7/25/29	250,000	250,002
•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 3.441% (LIBOR01M + 1.35%) 9/27/21	25,000	25,062

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Northwoods Capital XV Series 2017-15A A 3.625% (LIBOR03M + 1.30%) 6/20/29	250,000	$251,167
•Northwoods Capital XVII Series 2018-17A A 3.308% (LIBOR03M + 1.06%) 4/22/31	250,000	249,630
•OCP CLO Series 2017-13A A1A 3.608% (LIBOR03M + 1.26%) 7/15/30	250,000	250,498
•Octagon Investment Partners XV Series 2013-1A A1AR 3.565% (LIBOR03M + 1.21%) 7/19/30	250,000	250,623
•PFS Financing Series 2018-A A 2.319% (LIBOR01M + 0.40%) 2/15/22	100,000	99,906
•Towd Point Mortgage Trust Series 2015-5 A1B 2.75% 5/25/55	50,801	50,073
•Trinitas CLO VI Series 2017-6A A 3.68% (LIBOR03M + 1.32%) 7/25/29	250,000	251,239
•Venture 31 CLO Series 2018-31A A1 3.342% (LIBOR03M + 1.03%) 4/20/31	250,000	248,087
•Venture XXVIII CLO Series 2017-28A A2 3.469% (LIBOR03M + 1.11%) 7/20/30	250,000	249,742
Verizon Owner Trust
Series 2016-2A A 1.68% 5/20/21	100,000	98,970
Series 2017-1A A 2.06% 9/20/21	100,000	98,861

Total Non-Agency Asset-Backed Securities (Cost $5,467,951)		5,469,605

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
Bank of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	699	660
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	12,452	12,436
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	16,862	17,813
•Series 2007-A1 7A4 3.943% 7/25/35	7,753	7,016
•Series 2018-4 A15 3.50% 10/25/48	53,787	53,528
•=Series 2018-6 1A4 3.50% 12/25/48	30,000	29,796

LVIP Delaware Wealth Builder Fund–19

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Sequoia Mortgage Trust
•Series 2014-2 A4 3.50% 7/25/44	28,608	$28,367
•Series 2015-1 B2 3.875% 1/25/45	13,781	13,775
•Series 2017-4 A1 3.50% 7/25/47	87,059	85,562
•Series 2018-5 A4 3.50% 5/25/48	98,912	97,885

Total Non-Agency Collateralized Mortgage Obligations (Cost $347,251)		346,838

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 2.10%
Bank 2017
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	68,207
•Series 2017-BNK5 B 3.896% 6/15/60	50,000	49,066
Series 2017-BNK7 B 3.949% 9/15/60	450,000	443,133
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	60,000	58,439
•Series 2016-CD2 A4 3.526% 11/10/49	30,000	29,716
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	95,000	95,209
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	45,000	45,195
Series 2016-P3 A4 3.329% 4/15/49	145,000	142,016
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	40,000	39,198
Series 2014-CR19 A5 3.796% 8/10/47	30,000	30,408
Series 2014-CR20 AM 3.938% 11/10/47	85,000	85,724
Series 2015-3BP A 3.178% 2/10/35	100,000	97,306
Series 2015-CR23 A4 3.497% 5/10/48	35,000	34,764
◆Commercial Mortgage Pass Through Certificates Series 2016-CR28 A4 3.762% 2/10/49	50,000	50,096
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	75,000	73,132

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust (continued)
Series 2016-C3 A5 2.89% 9/10/49	45,000	$42,463
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.884% 11/10/46	100,000	104,573
GRACE Mortgage Trust Series 2014-GRCE A 3.369% 6/10/28	200,000	200,883
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	30,000	30,318
Series 2017-GS5 A4 3.674% 3/10/50	65,000	64,781
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	200,000	202,124
Series 2015-C33 A4 3.77% 12/15/48	220,000	221,676
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	75,000	72,175
Series 2017-C7 A5 3.409% 10/15/50	195,000	189,997
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.718% 8/12/37	15,000	15,510
Series 2013-LC11 B 3.499% 4/15/46	35,000	34,254
Series 2015-JP1 A5 3.914% 1/15/49	30,000	30,489
Series 2016-JP2 AS 3.056% 8/15/49	60,000	56,401
•Series 2016-JP3 B 3.397% 8/15/49	20,000	18,971
Series 2016-WIKI A 2.798% 10/5/31	20,000	19,582
Series 2016-WIKI B 3.201% 10/5/31	35,000	34,323
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39	24,443	18,520
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	40,000	40,375
Series 2015-C26 A5 3.531% 10/15/48	35,000	34,738
Series 2016-C29 A4 3.325% 5/15/49	35,000	34,065
Morgan Stanley Capital I Trust
•Series 2006-HQ10 B 5.448% 11/12/41	100,000	94,605

LVIP Delaware Wealth Builder Fund–20

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2016-BNK2 A4 3.049% 11/15/49		395,000	$376,061
Wells Fargo Commercial Mortgage Trust
•*Series 2015-C30 XA 1.092% 9/15/58		3,001,342	158,447
Series 2015-NXS3 A4 3.617% 9/15/57		65,000	64,946
Series 2016-BNK1 A3 2.652% 8/15/49		60,000	55,767
Series 2017-C38 A5 3.453% 7/15/50		70,000	68,474
•*Series 2017-RB1 XA 1.44% 3/15/50		995,774	86,648

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,876,081)			3,712,775

ΔREGIONAL BONDS–0.21%
Australia–0.09%
New South Wales Treasury
3.00% 3/20/28	AUD	147,200	109,038
4.00% 5/20/26	AUD	34,700	27,875
Queensland Treasury
2.75% 8/20/27	AUD	14,000	10,123
3.25% 7/21/28	AUD	29,000	21,751

			168,787

Canada–0.12%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	9,864
Province of Quebec Canada
2.75% 4/12/27		155,000	149,330
6.00% 10/1/29	CAD	50,000	49,395

			208,589

Total Regional Bonds (Cost $394,420)			377,376

ΔSOVEREIGN BONDS–0.09%
Australia–0.02%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	28,988

			28,988

Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	8,528

			8,528

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
New Zealand–0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	22,000	$17,054

			17,054

Republic of Korea–0.04%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	80,515,348	73,022

			73,022

United Kingdom–0.02%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	38,082

			38,082

Total Sovereign Bonds (Cost $167,264)			165,674

SUPRANATIONAL BANKS–0.01%
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	13,000	9,369
International Finance 3.625% 5/20/20	NZD	12,000	8,326

Total Supranational Banks (Cost $18,597)			17,695

U.S. TREASURY OBLIGATIONS–6.89%
U.S. Treasury Bond 3.125% 5/15/48		2,765,000	2,842,280
U.S. Treasury Inflation Index Note 0.125% 4/15/22		700,550	686,272
U.S. Treasury Notes
1.25% 6/30/19		645,000	638,008
2.25% 11/15/27		3,540,000	3,365,696
2.625% 6/30/23		2,210,000	2,199,425
2.875% 5/15/28		2,440,000	2,445,195

Total U.S. Treasury Obligations (Cost $12,161,940)			12,176,876

SHORT-TERM INVESTMENTS–6.99%
≠Discounted Commercial Paper–6.99%
Banco Estado Chile 1.91% 7/2/18		8,350,000	8,349,557
DZ Bank New York 1.89% 7/2/18		4,000,000	3,999,790

			12,349,347

Total Short-Term Investments (Cost $12,349,347)			12,349,347

LVIP Delaware Wealth Builder Fund–21

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–102.70% (Cost $172,406,899)	$181,592,563
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.70%)	(4,773,588)

NET ASSETS APPLICABLE TO 12,266,822 SHARES OUTSTANDING–100.00%	$176,818,975

NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND STANDARD CLASS ($150,235,158 / 10,418,985 Shares)	$14.419

NET ASSET VALUE PER SHARE–LVIP DELAWARE WEALTH BUILDER FUND SERVICE CLASS ($26,583,817 / 1,847,837 Shares)	$14.386

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$130,231,187
Undistributed net investment income	2,921,693
Accumulated net realized gain on investments	34,549,045
Net unrealized appreciation of investments, foreign currencies and derivatives	9,117,050

TOTAL NET ASSETS	$176,818,975

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $28,000 cash collateral held at broker for futures contracts and $308 variation margin due to broker for futures contracts, $84,988 due to manager and affiliates, $19,370 expenses reimbursement receivable from Lincoln Investment Advisors Corporation, $46,332 other accrued expenses payable, $8,062,179 payable for securities purchased, and $380,280 payable for fund shares redeemed as of June 30, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

≠	The rate shown is the effective yield at the time of purchase.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Delaware Wealth Builder Fund–22

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(116,893)	USD	135,075	7/2/18	$—	$(1,461)
BNYM	EUR	(16,314)	USD	18,979	7/3/18	—	(78)
BNYM	JPY	2,010,003	USD	(18,254)	7/3/18	—	(95)
BNYM	SGD	151,763	USD	(111,090)	7/3/18	304	—

Total Foreign Currency Exchange Contracts						$304	$(1,634)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
32	U.S. Treasury 10 yr Notes	$3,846,000	$3,846,846	9/20/18	$(846)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BB–Barclays Bank

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CLO–Collateralized Loan Obligations

DB–Deutsche Bank

EUR–Euro

FREMF–Freddie Mac Multifamily

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

IT–Information Technology

JPM–JPMorgan

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

LIBOR–London InterBank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

NOK–Norwegian Krone

NZD–New Zealand Dollar

PJSC–Public Joint Stock Company

REIT–Real Estate Investment Trust

REMICs–Real Estate Mortgage Investment Conduit

SGD–Singapore Dollar

S.F.–Single Family

LVIP Delaware Wealth Builder Fund–23

LVIP Delaware Wealth Builder Fund

Statement of Net Assets (continued)

Summary of Abbreviations:(continued)

TBA–To be announced

USD–U.S. Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–24

LVIP Delaware Wealth Builder Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$1,875,511
Interest	1,809,889
Foreign tax withheld	(77,501)

3,607,899

EXPENSES:
Management fees	685,313
Professional fees	38,623
Distribution fees-Service Class	33,091
Pricing fees	27,721
Shareholder servicing fees	26,499
Reports and statements to shareholders	26,051
Accounting and administration expenses	22,019
Custodian fees	10,099
Trustees’ fees and expenses	2,764
Consulting fees	932
Other	769

873,881
Less:
Management fees waived	(109,650)
Expenses reimbursed	(80,991)
Expenses paid indirectly	(1,386)

Total operating expenses	681,854

NET INVESTMENT INCOME	2,926,045

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,598,917
Foreign currencies	(32,180)
Foreign currency exchange contracts	(40,896)
Futures contracts	223,247
Options purchased	19,570

Net realized gain	2,768,658

Net change in unrealized appreciation (depreciation) of:
Investments	(9,498,601)
Foreign currencies	(57,136)
Foreign currency exchange contracts	(1,330)
Futures contracts	(23,284)

Net change in unrealized appreciation (depreciation)	(9,580,351)

NET REALIZED AND UNREALIZED LOSS	(6,811,693)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,885,648)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,926,045	$4,034,047
Net realized gain	2,768,658	36,432,395
Net change in unrealized appreciation (depreciation)	(9,580,351)	(17,960,351)

Net increase (decrease) in net assets resulting from operations	(3,885,648)	22,506,091

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,679,535)
Service Class	—	(540,730)
Net realized gain on investments:
Standard Class	—	(8,429,013)
Service Class	—	(1,340,522)

	—	(13,989,800)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,954,699	5,680,265
Service Class	3,966,123	6,177,207
Reinvestment of dividends and distributions:
Standard Class	—	12,108,548
Service Class	—	1,881,252

	6,920,822	25,847,272

Cost of shares redeemed:
Standard Class	(14,505,813)	(29,654,516)
Service Class	(3,984,507)	(8,494,054)

	(18,490,320)	(38,148,570)

Decrease in net assets derived from capital share transactions	(11,569,498)	(12,301,298)

NET DECREASE IN NET ASSETS	(15,455,146)	(3,785,007)
NET ASSETS:
Beginning of period	192,274,121	196,059,128

End of period	$176,818,975	$192,274,121

Undistributed (Distributions in excess of) net investment income	$2,921,693	$(4,352)

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–25

LVIP Delaware Wealth Builder Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Wealth Builder Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17[2]	12/31/16	Year Ended 12/31/15	12/31/14[3]	12/31/13

Net asset value, beginning of period	$14.723	$14.117	$14.874	$15.931	$15.629	$13.195

Income (loss) from investment operations:
Net investment income[4]	0.234	0.315	0.229	0.261	0.292	0.250
Net realized and unrealized gain (loss)	(0.538)	1.406	0.595	(0.487)	0.388	2.418

Total from investment operations	(0.304)	1.721	0.824	(0.226)	0.680	2.668

Less dividends and distributions from:
Net investment income	—	(0.340)	(0.246)	(0.273)	(0.378)	(0.234)
Net realized gain	—	(0.775)	(1.335)	(0.558)	—	—

Total dividends and distributions	—	(1.115)	(1.581)	(0.831)	(0.378)	(0.234)

Net asset value, end of period	$14.419	$14.723	$14.117	$14.874	$15.931	$15.629

Total return[5]	(2.07% )	12.29%	5.62%	(1.33% )	4.34%	20.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$150,235	$165,071	$169,567	$181,811	$209,869	$224,511
Ratio of expenses to average net assets	0.71%	0.76%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.91%	0.91%	0.90%	0.87%	0.90%
Ratio of net investment income to average net assets	3.24%	2.11%	1.56%	1.63%	1.82%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.03%	1.96%	1.38%	1.46%	1.68%	1.55%
Portfolio turnover	59%	148%	86%	69%	61%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–26

LVIP Delaware Wealth Builder Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Delaware Wealth Builder Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17[2]	12/31/16	Year Ended 12/31/15	12/31/14[3]	12/31/13

Net asset value, beginning of period	$14.708	$14.105	$14.864	$15.920	$15.620	$13.190

Income (loss) from investment operations:
Net investment income[4]	0.215	0.277	0.192	0.220	0.252	0.213
Net realized and unrealized gain (loss)	(0.537)	1.403	0.593	(0.485)	0.386	2.415

Total from investment operations	(0.322)	1.680	0.785	(0.265)	0.638	2.628

Less dividends and distributions from:
Net investment income	—	(0.302)	(0.209)	(0.233)	(0.338)	(0.198)
Net realized gain	—	(0.775)	(1.335)	(0.558)	—	—

Total dividends and distributions	—	(1.077)	(1.544)	(0.791)	(0.338)	(0.198)

Net asset value, end of period	$14.386	$14.708	$14.105	$14.864	$15.920	$15.620

Total return[5]	(2.18% )	12.01%	5.36%	(1.58% )	4.08%	19.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,584	$27,203	$26,492	$26,357	$28,603	$30,280
Ratio of expenses to average net assets	0.96%	1.01%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.17%	1.16%	1.16%	1.15%	1.12%	1.15%
Ratio of net investment income to average net assets	2.99%	1.86%	1.31%	1.38%	1.57%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.78%	1.71%	1.13%	1.21%	1.43%	1.30%
Portfolio turnover	59%	148%	86%	69%	61%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, Jackson Square Partners, LLC was removed as a sub-adviser to the Fund.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Delaware Wealth Builder Fund–27

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Delaware Wealth Builder Fund (the “Fund”) . The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital growth.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities having less than 60 days to maturity are valued using the evaluated mean. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (“the Board”). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period, (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement

LVIP Delaware Wealth Builder Fund–28

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e. the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian Fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and

LVIP Delaware Wealth Builder Fund–29

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Delaware Investments Fund Advisers (“DIFA”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$5,276
Legal	879

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,953 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$19,370
Management fees payable to LIAC	73,362
Distribution fees payable to LFD	5,479
Shareholder servicing fees payable to Lincoln Life	4,269
Printing and mailing fees payable to Lincoln Life	1,878

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$53,505,962
Purchases of U.S. government securities	49,937,837
Sales other than U.S. government securities	60,715,116
Sales of U.S. government securities	48,490,069

LVIP Delaware Wealth Builder Fund–30

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$172,406,899

Aggregate unrealized appreciation of investments and derivatives	$14,065,134
Aggregate unrealized depreciation of investments and derivatives	(4,881,646)

Net unrealized appreciation of investments and derivatives	$9,183,488

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Delaware Wealth Builder Fund–31

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$2,228,543	$—	$—	$2,228,543
Automobiles	1,547,586	—	—	1,547,586
Banks	4,008,596	—	—	4,008,596
Beverages	128,948	—	—	128,948
Biotechnology	2,590,295	—	—	2,590,295
Capital Markets	507,417	—	—	507,417
Chemicals	1,924,864	—	—	1,924,864
Commercial Services & Supplies	1,968,428	—	—	1,968,428
Communications Equipment	1,987,986	—	—	1,987,986
Diversified Telecommunication Services	4,648,056	—	—	4,648,056
Electric Utilities	968,031	—	—	968,031
Equity Real Estate Investment Trusts	8,353,524	—	—	8,353,524
Food Products	3,026,468	—	—	3,026,468
Health Care Providers & Services	4,016,729	—	—	4,016,729
Household Durables	994,364	—	—	994,364
Household Products	4,031,398	—	—	4,031,398
Insurance	3,038,452	—	—	3,038,452
IT Services	1,429,969	—	—	1,429,969
Multiline Retail	1,636,580	—	—	1,636,580
Oil, Gas & Consumable Fuels	5,273,090	—	—	5,273,090
Pharmaceuticals	6,474,826	—	—	6,474,826
Semiconductors & Semiconductor Equipment	1,849,013	—	—	1,849,013
Software	2,126,641	—	—	2,126,641
Technology Hardware, Storage & Peripherals	111,621	—	—	111,621
Developed Markets
Aerospace & Defense	331,066	—	—	331,066
Air Freight & Logistics	327,940	—	—	327,940
Auto Components	406,627	—	—	406,627
Automobiles	578,793	—	—	578,793
Banks	1,906,272	—	—	1,906,272
Beverages	220,625	—	—	220,625
Construction & Engineering	352,596	—	—	352,596
Diversified Telecommunication Services	319,677	—	—	319,677
Electrical Equipment	281,856	—	—	281,856
Equity Real Estate Investment Trusts	465,315	—	—	465,315
Food & Staples Retailing	251,637	—	—	251,637
Health Care Equipment & Supplies	266,580	—	—	266,580
Hotels, Restaurants & Leisure	339,224	—	—	339,224
Household Durables	234,208	—	—	234,208
Insurance	333,099	—	—	333,099
Machinery	385,921	—	—	385,921
Media	115,084	—	—	115,084
Metals & Mining	428,738	—	—	428,738
Multi-Utilities	1,591,214	—	—	1,591,214
Oil, Gas & Consumable Fuels	4,573,935	—	—	4,573,935
Pharmaceuticals	2,477,657	—	—	2,477,657
Professional Services	285,351	—	—	285,351
Real Estate Management & Development	141,009	—	—	141,009

LVIP Delaware Wealth Builder Fund–32

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock (continued)
Developed Markets (continued)
Road & Rail	$131,543	$—	$—	$131,543
Specialty Retail	34,025	—	—	34,025
Technology Hardware, Storage & Peripherals	970,893	—	—	970,893
Textiles, Apparel & Luxury Goods	660,201	—	—	660,201
Tobacco	1,863,551	—	—	1,863,551
Trading Companies & Distributors	549,234	—	—	549,234
Wireless Telecommunication Services	238,339	—	—	238,339
Emerging Markets
Banks	268,442	—	—	268,442
Technology Hardware, Storage & Peripherals	268,013	—	—	268,013
Wireless Telecommunication Services	86,534	—	—	86,534
Preferred Stock	—	197,427	—	197,427
Agency Collateralized Mortgage Obligations	—	3,009,993	—	3,009,993
Agency Commercial Mortgage-Backed Securities	—	1,731,179	—	1,731,179
Agency Mortgage-Backed Securities	—	17,470,573	—	17,470,573
Corporate Bonds	—	33,117,625	—	33,117,625
Municipal Bonds	—	4,892,956	—	4,892,956
Non-Agency Asset-Backed Securities	—	5,469,605	—	5,469,605
Non-Agency Collateralized Mortgage Obligations	—	317,042	29,796	346,838
Non-Agency Commercial Mortgage-Backed
Securities	—	3,712,775	—	3,712,775
Regional Bonds	—	377,376	—	377,376
Sovereign Bonds	—	165,674	—	165,674
Supranational Banks	—	17,695	—	17,695
U.S. Treasury Obligations	—	12,176,876	—	12,176,876
Short-Term Investments	—	12,349,347	—	12,349,347

Total Investments	$86,556,624	$95,006,143	$29,796	$181,592,563

Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$304	$—	$304

Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,634)	$—	$(1,634)

Futures Contracts	$(846)	$—	$—	$(846)

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Delaware Wealth Builder Fund–33

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	203,226	380,237
Service Class	272,930	414,811
Shares reinvested:
Standard Class	—	817,620
Service Class	—	127,266

	476,156	1,739,934

Shares redeemed:
Standard Class	(996,066)	(1,997,506)
Service Class	(274,691)	(570,706)

	(1,270,757)	(2,568,212)

Net decrease	(794,601)	(828,278)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to fix the U.S. dollar value of securities between trade date and settlement date; to hedge the U.S. dollar value of securities it already owned that were denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to hedge currency risks associated with the Fund’s investments.

LVIP Delaware Wealth Builder Fund–34

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Options Contracts–During the six months ended ended June 30, 2018, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investment in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2018, the Fund used options contracts including swaptions to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

No options contracts were outstanding at June 30, 2018.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$304	Liabilities net of receivables and other assets	$(1,634)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(846)

Total		$304		$(2,480)

The effect of derivative instruments on the Statement of Operations for the six months ended ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(40,896)	$(1,330)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	223,247	(23,284)
Options contracts (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	19,570	—

Total		$201,921	$(24,614)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2018.

	Long Derivative		Short Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	75,443	USD	188,023
Futures contracts (average notional value)	USD	659,214	USD	6,684,463
Options contracts (average value)	USD	2,034	USD	—

LVIP Delaware Wealth Builder Fund–35

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to offsetting provisions.

6. Credit and Market Risk

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely effected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

LVIP Delaware Wealth Builder Fund–36

LVIP Delaware Wealth Builder Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Ponouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Delaware Wealth Builder Fund–37

LVIP Dimensional International Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Dimensional International Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$962.70	0.27%	$1.31
Service Class Shares	1,000.00	961.40	0.52%	2.53

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional International Equity Managed Volatility Fund–1

LVIP Dimensional International Equity Managed Volatility Fund

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investment	47.61%
Investment Company	47.61%
International Equity Fund	47.61%
Unaffiliated Investments	52.01%
Investment Companies	52.01%
International Equity Fund	47.30%
Money Market Fund	4.71%
Total Value of Securities	99.62%
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

LVIP Dimensional International Equity Managed Volatility Fund–2

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–47.61%

INVESTMENT COMPANY–47.61%
International Equity Fund–47.61%
*Lincoln Variable Insurance Products Trust–LVIP Dimensional International Core Equity Fund	19,503,514	$217,873,752

Total Affiliated Investment (Cost $195,065,325)		217,873,752

UNAFFILIATED INVESTMENTS–52.01%

INVESTMENT COMPANIES–52.01%
International Equity Fund–47.30%
**Dimensional Investment Group–DFA International Value Portfolio	11,272,100	216,424,329

		216,424,329

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)

INVESTMENT COMPANIES (continued)
Money Market Fund–4.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	21,552,258	$21,552,258

		21,552,258

Total Unaffiliated Investments (Cost $199,575,042)		237,976,587

TOTAL VALUE OF SECURITIES–99.62% (Cost $394,640,367)	455,850,339
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	1,736,246

NET ASSETS APPLICABLE TO 43,994,398 SHARES OUTSTANDING–100.00%	$457,586,585

*	Standard Class shares.

**	Class I shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Currency Contracts:
68	British Pound	$5,625,300	$5,699,964	9/18/18	$(74,664)
64	Euro	9,389,200	9,487,253	9/18/18	(98,053)
60	Japanese Yen	6,800,625	6,849,068	9/18/18	(48,443)

					(221,160)

Equity Contracts:
235	Euro STOXX 50 Index	9,306,023	9,532,945	9/24/18	(226,922)
57	FTSE 100 Index	5,718,285	5,749,812	9/24/18	(31,527)
33	Nikkei 225 Index (OSE)	6,643,815	6,678,406	9/14/18	(34,591)

					(293,040)

Total Futures Contracts					$(514,200)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP Dimensional International Equity Managed Volatility Fund–3

LVIP Dimensional International Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statement.

LVIP Dimensional International Equity Managed Volatility Fund–4

LVIP Dimensional International Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investment, at value	$217,873,752
Unaffiliated investments, at value	237,976,587
Cash collateral held at broker for futures contracts	1,473,257
Receivable for fund shares sold	524,060
Variation margin due from broker on futures contracts	289,569
Cash	161,949
Dividends receivable	29,970

TOTAL ASSETS.	458,329,144

LIABILITIES:
Payable for fund shares redeemed	200,190
Due to manager and affiliates	181,186
Payable for investments purchased	178,782
Due to custodian	165,646
Other accrued expenses payable	16,755

TOTAL LIABILITIES	742,559

TOTAL NET ASSETS	$457,586,585

Unaffiliated investments, at cost	$199,575,042
Affiliated investment, at cost	195,065,325

Standard Class:
Net Assets	$19,071,972
Shares Outstanding	1,831,060
Net Asset Value Per Share	$10.416

Service Class:
Net Assets	$438,514,613
Shares Outstanding	42,163,338
Net Asset Value Per Share	$10.400

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$431,702,994
Undistributed net investment income	3,531,008
Accumulated net realized loss on investments	(38,341,714)
Net unrealized appreciation of investments, foreign currencies and derivatives	60,694,297

TOTAL NET ASSETS	$457,586,585

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–5

LVIP Dimensional International Equity Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$3,998,536

EXPENSES:
Management fees	541,813
Distribution fees-Service Class	517,065
Shareholder servicing fees	62,850
Accounting and administration expenses	29,442
Professional fees	18,079
Reports and statements to shareholders	15,307
Trustees’ fees and expenses	6,116
Consulting fees	1,961
Custodian fees	240
Pricing fees.	79
Other	940

1,193,892
Less:
Management fees waived	(86,690)
Expenses paid indirectly	(240)

Total operating expenses	1,106,962

NET INVESTMENT INCOME	2,891,574

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investment	(74,353)
Sale of unaffiliated investments	(58,364)
Foreign currencies	(17,037)
Futures contracts	280,842

Net realized gain	131,088

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	(6,505,646)
Unaffiliated investments	(14,398,039)
Foreign currencies	(1,446)
Futures contracts	(840,130)

Net change in unrealized appreciation (depreciation)	(21,745,261)

NET REALIZED AND UNREALIZED LOSS	(21,614,173)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,722,599)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,891,574	$6,667,922
Net realized gain	131,088	4,723,509
Net change in unrealized appreciation (depreciation)	(21,745,261)	65,368,598

Net increase (decrease) in net assets resulting from operations	(18,722,599)	76,760,029

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(417,093)
Service Class	—	(7,002,648)

	—	(7,419,741)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	883,100	2,201,004
Service Class	94,434,208	82,327,327
Reinvestment of dividends and distributions:
Standard Class	—	417,093
Service Class	—	7,002,648

	95,317,308	91,948,072

Cost of shares redeemed:
Standard Class	(982,362)	(3,158,686)
Service Class	(19,675,982)	(42,656,816)

	(20,658,344)	(45,815,502)

Increase in net assets derived from capital share transactions	74,658,964	46,132,570

NET INCREASE IN NET ASSETS .	55,936,365	115,472,858
NET ASSETS:
Beginning of period	401,650,220	286,177,362

End of period	$457,586,585	$401,650,220

Undistributed net investment income	$3,531,008	$639,434

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–6

LVIP Dimensional International Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.820	$8.760	$8.941	$9.403	$10.391	$9.202

Income (loss) from investment operations:
Net investment income[3]	0.085	0.220	0.215	0.089	0.270	0.246
Net realized and unrealized gain (loss)	(0.489)	2.070	(0.047)	(0.461)	(1.048)	1.142

Total from investment operations	(0.404)	2.290	0.168	(0.372)	(0.778)	1.388

Less dividends and distributions from:
Net investment income	—	(0.230)	(0.206)	(0.090)	(0.210)	(0.187)
Net realized gain	—	—	(0.143)	—	—	(0.012)

Total dividends and distributions	—	(0.230)	(0.349)	(0.090)	(0.210)	(0.199)

Net asset value, end of period	$10.416	$10.820	$8.760	$8.941	$9.403	$10.391

Total return[4]	(3.73% )	26.16%	1.97%	(3.97% )	(7.50% )	15.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,072	$19,908	$16,599	$16,022	$33,237	$34,646
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.22%	0.19%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.31%	0.33%	0.33%	0.37%
Ratio of net investment income to average net assets	1.57%[6]	2.23%	2.48%	0.92%	2.62%	2.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.53%[6]	2.19%	2.39%	0.78%	2.62%	2.46%
Portfolio turnover	1%	7%	61%	119%[7]	13%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–7

LVIP Dimensional International Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.817	$8.760	$8.942	$9.403	$10.390	$9.202

Income (loss) from investment operations:
Net investment income[3]	0.071	0.196	0.193	0.064	0.243	0.223
Net realized and unrealized gain (loss)	(0.488)	2.066	(0.048)	(0.458)	(1.046)	1.139

Total from investment operations	(0.417)	2.262	0.145	(0.394)	(0.803)	1.362

Less dividends and distributions from:
Net investment income	—	(0.205)	(0.184)	(0.067)	(0.184)	(0.162)
Net realized gain	—	—	(0.143)	—	—	(0.012)

Total dividends and distributions	—	(0.205)	(0.327)	(0.067)	(0.184)	(0.174)

Net asset value, end of period	$10.400	$10.817	$8.760	$8.942	$9.403	$10.390

Total return[4]	(3.86% )	25.84%	1.72%	(4.21% )	(7.74% )	14.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$438,515	$381,742	$269,578	$246,353	$182,247	$101,016
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.47%	0.44%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.56%	0.58%	0.58%	0.62%
Ratio of net investment income to average net assets	1.32%[6]	1.98%	2.23%	0.67%	2.37%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.28%[6]	1.94%	2.14%	0.53%	2.37%	2.21%
Portfolio turnover	1%	7%	61%	119%[7]	13%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–8

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014-December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP Dimensional International Equity Managed Volatility Fund–9

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. LIAC has contractually agreed to waive 0.04% of average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$11,935
Legal	2,378

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,133 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$79,426
Distribution fees payable to LFD	90,558
Printing and mailing fees payable to Lincoln Life	234
Shareholder servicing fees payable to Lincoln Life	10,968

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Dimensional International Equity Managed Volatility Fund–10

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–47.61%@
International Equity Funds–47.61%@
*LVIP Dimensional International Core Equity Fund	$190,380,514	$35,897,532	$1,824,295	$(74,353)	$(6,505,646)	$217,873,752	19,503,514	$—	$—

@As a percentage of Net Assets as of June 30, 2018.

*Standard Class shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$76,411,545
Sales	3,143,400

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$394,640,367

Aggregate unrealized appreciation of investments and derivatives	$61,209,972
Aggregate unrealized depreciation of investments and derivatives	(514,200)

Net unrealized appreciation of investments and derivatives	$60,695,772

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total

$28,954,253	$5,381,974	$34,336,227

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP Dimensional International Equity Managed Volatility Fund–11

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Company	$217,873,752
Unaffiliated Investment Companies	237,976,587

Total Investments	$455,850,339

Derivatives:
Liabilities:
Futures Contracts	$(514,200)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	81,453	221,406
Service Class	8,675,423	8,217,101
Shares reinvested:
Standard Class	—	38,804
Service Class	—	651,925

	8,756,876	9,129,236

Shares redeemed:
Standard Class	(90,359)	(315,172)
Service Class	(1,802,485)	(4,352,923)

	(1,892,844)	(4,668,095)

Net increase	6,864,032	4,461,141

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it

LVIP Dimensional International Equity Managed Volatility Fund–12

LVIP Dimensional International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(221,160)
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(293,040)

Total		$—		$(514,200)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$381,551	$(358,075)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(100,709)	(482,055)

Total		$280,842	$(840,130)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$39,817,412	$315,645

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional International Equity Managed Volatility Fund–13

LVIP Dimensional U.S. Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Dimensional U.S. Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,000.70	0.31%	$1.54
Service Class Shares	1,000.00	999.40	0.56%	2.78

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
Service Class Shares	1,000.00	1,022.02	0.56%	2.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional U.S. Equity Managed Volatility Fund–1

LVIP Dimensional U.S. Equity Managed Volatility Fund

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investment	56.93%
Investment Company	56.93%
Equity Fund	56.93%
Unaffiliated Investments	42.97%
Investment Companies	42.97%
Equity Fund	38.10%
Money Market Fund	4.87%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

LVIP Dimensional U.S. Equity Managed Volatility Fund–2

LVIP Dimensional U.S. Equity Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–56.93%
INVESTMENT COMPANY–56.93%
Equity Fund–56.93%
*Lincoln Variable Insurance Products Trust–LVIP Dimensional U.S. Core Equity 2 Fund	36,198,939	$466,568,126

Total Affiliated Investment (Cost $369,271,663)		466,568,126

UNAFFILIATED INVESTMENTS–42.97%
INVESTMENT COMPANIES–42.97%
Equity Fund–38.10%
**Dimensional Investment Group–DFA U.S. Large Company Portfolio	14,796,526	312,206,701

		312,206,701

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.87%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	39,912,667	$39,912,667

		39,912,667

Total Unaffiliated Investments (Cost $270,556,312)		352,119,368

TOTAL VALUE OF SECURITIES–99.90% (Cost $639,827,975)	818,687,494
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	819,263

NET ASSETS APPLICABLE TO 53,661,849 SHARES OUTSTANDING–100.00%	$819,506,757

*	Standard Class shares.

**	Institutional Class shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]

Equity Contracts:
46	E-mini Russell 2000 Index	$ 3,789,250	$3,858,658	9/24/18	$ (69,408)
191	E-mini S&P 500 Index	25,991,280	26,602,124	9/22/18	(610,844)
41	E-mini S&P MidCap 400 Index	8,020,010	8,192,611	9/24/18	(172,601)

Total Futures Contracts					$(852,853)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–3

LVIP Dimensional U.S. Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investment, at value	$466,568,126
Unaffiliated investments, at value	352,119,368
Cash collateral held at broker for futures contracts	1,522,000
Receivable for fund shares sold	492,122
Cash	186,234
Dividends receivable	51,479
Variation margin due from broker on futures contracts	20,895

TOTAL ASSETS	820,960,224

LIABILITIES:
Payable for investments purchased	752,720
Due to manager and affiliates	354,804
Payable for fund shares redeemed	325,856
Other accrued expenses payable	20,087

TOTAL LIABILITIES	1,453,467

TOTAL NET ASSETS	$819,506,757

Affiliated investment, at cost	$369,271,663
Unaffiliated investments, at cost	270,556,312

Standard Class:
Net Assets	$27,380,945
Shares Outstanding	1,789,420
Net Asset Value Per Share	$15.302

Service Class:
Net Assets	$792,125,812
Shares Outstanding	51,872,429
Net Asset Value Per Share	$15.271

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$685,637,522
Undistributed net investment income	481,636
Accumulated net realized loss on investments	(44,619,067)
Net unrealized appreciation of investments and derivatives	178,006,666

TOTAL NET ASSETS	$819,506,757

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–4

LVIP Dimensional U.S. Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$2,527,306

EXPENSES:
Management fees	981,604
Distribution fees-Service Class	947,678
Shareholder servicing fees	113,866
Accounting and administration expenses	41,602
Reports and statements to shareholders	23,573
Professional fees	20,746
Trustees’ fees and expenses	11,420
Custodian fees	2,748
Consulting fees	2,071
Pricing fees	42
Other	1,819

2,147,169
Less:
Expenses paid indirectly	(13)

Total operating expenses	2,147,156

NET INVESTMENT INCOME:	380,150

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investment	190,134
Sale of unaffiliated investments	173,862
Futures contracts	(14,386,844)

Net realized loss	(14,022,848)

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	8,939,309
Unaffiliated investments	5,556,703
Futures contracts	(1,286,876)

Net change in unrealized appreciation (depreciation)	13,209,136

NET REALIZED AND UNREALIZED LOSS	(813,712)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(433,562)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$380,150	$6,637,536
Net realized gain (loss)	(14,022,848)	6,957,146
Net change in unrealized appreciation (depreciation)	13,209,136	105,995,203

Net increase (decrease) in net assets resulting from operations	(433,562)	119,589,885

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(292,247)
Service Class	—	(6,370,611)

	—	(6,662,858)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,050,436	3,610,227
Service Class	92,000,370	153,093,586
Reinvestment of dividends and distributions:
Standard Class	—	292,247
Service Class	—	6,370,611

	94,050,806	163,366,671

Cost of shares redeemed:
Standard Class	(1,645,991)	(5,046,496)
Service Class	(40,720,268)	(78,383,809)

	(42,366,259)	(83,430,305)

Increase in net assets derived from capital share transactions	51,684,547	79,936,366

NET INCREASE IN NET ASSETS	51,250,985	192,863,393
NET ASSETS:
Beginning of period	768,255,772	575,392,379

End of period	$819,506,757	$768,255,772

Undistributed net investment income	$481,636	$101,486

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–5

LVIP Dimensional U.S. Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$15.292	$12.972	$12.919	$14.157	$13.649	$10.715

Income (loss) from investment operations:
Net investment income[3]	0.026	0.169	0.180	0.133	0.154	0.165
Net realized and unrealized gain (loss)	(0.016)	2.318	1.181	(1.210)	0.488	2.955

Total from investment operations	0.010	2.487	1.361	(1.077)	0.642	3.120

Less dividends and distributions from:
Net investment income	—	(0.167)	(0.159)	(0.161)	(0.134)	(0.125)
Net realized gain	—	—	(1.149)	—	—	(0.061)

Total dividends and distributions	—	(0.167)	(1.308)	(0.161)	(0.134)	(0.186)

Net asset value, end of period	$15.302	$15.292	$12.972	$12.919	$14.157	$13.649

Total return[4]	0.07%	19.17%	11.13%	(7.61% )	4.70%	29.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,381	$26,961	$23,926	$20,947	$22,848	$15,078
Ratio of expenses to average net assets[5]	0.31%	0.30%	0.24%	0.18%	0.31%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.30%	0.30%	0.32%	0.31%	0.33%
Ratio of net investment income to average net assets	0.34%[6]	1.20%	1.39%	0.96%	1.11%	1.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.34%[6]	1.20%	1.33%	0.82%	1.11%	1.30%
Portfolio turnover	4%	6%	41%	108%[7]	26%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–6

LVIP Dimensional U.S. Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$15.280	$12.965	$12.915	$14.151	$13.645	$10.714

Income (loss) from investment operations:
Net investment income[3]	0.007	0.134	0.147	0.098	0.119	0.133
Net realized and unrealized gain (loss)	(0.016)	2.313	1.178	(1.207)	0.487	2.953

Total from investment operations	(0.009)	2.447	1.325	(1.109)	0.606	3.086

Less dividends and distributions from:
Net investment income	—	(0.132)	(0.126)	(0.127)	(0.100)	(0.094)
Net realized gain	—	—	(1.149)	—	—	(0.061)

Total dividends and distributions	—	(0.132)	(1.275)	(0.127)	(0.100)	(0.155)

Net asset value, end of period	$15.271	$15.280	$12.965	$12.915	$14.151	$13.645

Total return[4]	(0.06% )	18.87%	10.86%	(7.85% )	4.44%	28.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$792,126	$741,295	$551,466	$429,217	$356,311	$220,223
Ratio of expenses to average net assets[5]	0.56%	0.55%	0.49%	0.43%	0.56%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.55%	0.55%	0.57%	0.56%	0.58%
Ratio of net investment income to average net assets	0.09%[6]	0.95%	1.14%	0.71%	0.86%	1.06%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.09%[6]	0.95%	1.08%	0.57%	0.86%	1.05%
Portfolio turnover	4%	6%	41%	108%[7]	26%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

[7]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–7

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation-The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014-December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

LVIP Dimensional U.S. Equity Managed Volatility Fund–8

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$21,967
Legal	4,376

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,578 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fee and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$169,782
Distribution fees payable to LFD	164,075
Printing and mailing fees payable to Lincoln Life	1,252
Shareholder servicing fees payable to Lincoln Life	19,695

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–56.93%@
Equity Funds–56.93%@
*LVIP Dimensional U.S. Core Equity 2 Fund	$438,587,752	$36,452,696	$17,601,765	$190,134	$8,939,309	$466,568,126	36,198,939	$—	$—

LVIP Dimensional U.S. Equity Managed Volatility Fund–9

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

@As a percentage of Net Assets as of June 30, 2018.

*Standard Class shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$63,011,843
Sales	29,687,461

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$639,827,975

Aggregate unrealized appreciation of investments and derivatives	$178,859,519
Aggregate unrealized depreciation of investments and derivatives	(852,853)

Net unrealized appreciation of investments and derivatives	$178,006,666

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Funds had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$26,715,252	$—	$26,715,252

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Dimensional U.S. Equity Managed Volatility Fund–10

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Company	$466,568,126
Unaffiliated Investment Companies	352,119,368

Total Investments	$818,687,494

Derivatives:
Liabilities:
Futures Contracts	$(852,853)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	133,063	259,211
Service Class	5,988,157	11,119,279
Shares reinvested:
Standard Class	—	19,009
Service Class	—	414,770

	6,121,220	11,812,269

Shares redeemed:
Standard Class	(106,712)	(359,583)
Service Class	(2,630,606)	(5,554,097)

	(2,737,318)	(5,913,680)

Net increase	3,383,902	5,898,589

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

LVIP Dimensional U.S. Equity Managed Volatility Fund–11

LVIP Dimensional U.S. Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(852,853)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(14,386,844)	$(1,286,876)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,564,777	$82,024,681

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Dimensional/Vanguard Allocation Funds

LVIP Dimensional/Vanguard Total Bond Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2018

LVIP Dimensional/Vanguard Allocation Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP Dimensional/Vanguard Total Bond Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$985.40	0.26%	$1.28
Service Class Shares	1,000.00	984.20	0.51%	2.51

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,022.27	0.51%	2.56

LVIP Vanguard Domestic Equity ETF Fund

Expense Analysis of an Investment of $ 1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,027.70	0.26%	$1.31
Service Class Shares	1,000.00	1,026.40	0.51%	2.56

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,022.27	0.51%	2.56

LVIP Vanguard International Equity ETF Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$967.70	0.27%	$1.32
Service Class Shares	1,000.00	966.60	0.52%	2.54

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

*	“Expenses Paid During Period” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Dimensional/Vanguard Allocation Funds–1

LVIP Dimensional/Vanguard Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

LVIP Dimensional/Vanguard Total Bond Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	29.96%
Investment Companies	29.96%
Fixed Income Funds	27.96%
Money Market Fund	2.00%
Unaffiliated Investments	70.08%
Investment Companies	70.08%
Fixed Income Funds	70.04%
Money Market Fund	0.04%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

LVIP Vanguard Domestic Equity ETF Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	22.86%
Investment Company	22.86%
Equity Fund	22.86%
Unaffiliated Investments	76.97%
Investment Companies	76.97%
Equity Funds	76.89%
Money Market Fund	0.08%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

LVIP Vanguard International Equity ETF Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	1.04%
Investment Company	1.04%
Money Market Fund	1.04%
Unaffiliated Investments	99.98%
Investment Companies	99.98%
International Equity Funds	98.89%
Money Market Fund	1.09%
Total Value of Securities	101.02%
Liabilities Net of Receivables and Other Assets	(1.02%)
Total Net Assets	100.00%

LVIP Dimensional/Vanguard Allocation Funds–2

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–29.96%
INVESTMENT COMPANIES–29.96%
Fixed Income Funds–27.96%
*DFA Intermediate Term Extended Quality Portfolio	14,205,180	$145,745,142
*DFA VA Global Bond Portfolio	2,886,997	30,775,385
*DFA VA Short-Term Fixed Portfolio	3,757,285	38,399,457

		214,919,984

Money Market Fund–2.00%
**Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 1.50%)	1,535,968	15,359,682

		15,359,682

Total Affiliated Investments (Cost $236,246,561)		230,279,666

UNAFFILIATED INVESTMENTS–70.08%
INVESTMENT COMPANIES–70.08%
Fixed Income Funds–70.04%
*DFA Inflation Protected Securities Portfolio	1,332,779	15,446,913

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
*DFA One-Year Fixed Income Portfolio	5,997,626	$61,475,668
*DFA Two-Year Global Fixed Income Portfolio	8,529,349	84,525,850
Vanguard Long-Term Bond ETF	260,981	23,133,356
Vanguard Mortgage-Backed Securities ETF	1,797,151	92,391,533
Vanguard Short-Term Corporate Bond ETF	393,344	30,720,166
Vanguard Total Bond Market ETF	2,913,958	230,756,334

		538,449,820

Money Market Fund–0.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	280,886	280,886

		280,886

Total Unaffiliated Investments (Cost $548,898,978)		538,730,706

TOTAL VALUE OF SECURITIES–100.04% (Cost $785,145,539)	769,010,372
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(296,120)

NET ASSETS APPLICABLE TO 74,239,393 SHARES OUTSTANDING–100.00%	$768,714,252

*	Institutional Class shares.
**	Standard Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–3

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–22.86%
INVESTMENT COMPANY–22.86%
Equity Fund–22.86%
Vanguard Mega Cap 300 Value ETF	1,413,884	$105,207,108

Total Affiliated Investment (Cost $84,393,775)		105,207,108

UNAFFILIATED INVESTMENTS–76.97%
INVESTMENT COMPANIES–76.97%
Equity Funds–76.89%
Vanguard Dividend Appreciation ETF	404,858	41,141,670
Vanguard Mega Cap 300 Growth ETF	985,000	117,185,450
Vanguard Mid-Cap Growth ETF	59,799	8,037,583
Vanguard Mid-Cap Value ETF	73,260	8,092,300
Vanguard Real Estate ETF	116,820	9,514,989
Vanguard Small-Cap Growth ETF	52,581	9,243,740
Vanguard Small-Cap Value ETF	101,249	13,748,602

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Total Stock Market ETF	981,262	$137,798,623
*Vanguard Variable Insurance Fund–Small Company Growth Portfolio	383,852	9,189,422

		353,952,379

Money Market Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	388,585	388,585

		388,585

Total Unaffiliated Investments (Cost $246,722,155)		354,340,964

TOTAL VALUE OF SECURITIES–99.83% (Cost $331,115,930)	459,548,072
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	801,940

NET ASSETS APPLICABLE TO 23,854,694 SHARES OUTSTANDING–100.00%	$460,350,012

*	Institutional Class shares.

ETF–Exchange-Traded Fund

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–4

LVIP Vanguard International Equity ETF Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–1.04%
INVESTMENT COMPANY–1.04%
Money Market Fund–1.04%
*Lincoln Variable Insurance Products Trust–LVIP Government Money Market Fund (seven-day effective yield 1.50%)	317,586	$3,175,859

Total Affiliated Investment (Cost $3,175,859)		3,175,859

UNAFFILIATED INVESTMENTS–99.98%
INVESTMENT COMPANIES–99.98%
International Equity Funds–98.89%
Vanguard FTSE All-World ex-U.S. ETF	995,969	51,631,033
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	131,391	15,163,835
Vanguard FTSE Developed Markets ETF	1,706,974	73,229,185
Vanguard FTSE Emerging Markets ETF	914,132	38,576,370

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE European ETF	706,053	$39,630,755
Vanguard FTSE Pacific ETF	606,329	42,430,904
Vanguard Global ex-U.S. Real Estate ETF	207,341	12,042,365
**Vanguard VA International Portfolio	1,014,224	27,901,295

		300,605,742

Money Market Fund–1.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	3,325,059	3,325,059

		3,325,059

Total Unaffiliated Investments (Cost $271,031,912)		303,930,801

TOTAL VALUE OF SECURITIES–101.02% (Cost $274,207,771)	307,106,660
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.02%)	(3,113,127)

NET ASSETS APPLICABLE TO 27,131,660 SHARES OUTSTANDING–100.00%	$303,993,533

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

VA–Variable Annuity

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–5

LVIP Dimensional/Vanguard Allocation Funds

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
ASSETS:
Affiliated investments, at value	$230,279,666	$105,207,108	$ 3,175,859
Unaffiliated investments, at value	538,730,706	354,340,964	303,930,801
Cash	3,582	94	82
Receivable for fund shares sold	308,654	236,795	304,236
Receivable for investments sold	84,623	143,832	—
Dividends receivable	2,145	1,301,757	150,139
Prepaid expenses to affiliates	—	—	250

TOTAL ASSETS	769,409,376	461,230,550	307,561,367

LIABILITIES:
Payable for investments purchased	370,238	531,855	3,325,143
Due to manager and affiliates	279,658	148,126	98,087
Payable for fund shares redeemed	27,365	183,550	129,829
Other accrued expenses payable	17,863	17,007	14,775

TOTAL LIABILITIES	695,124	880,538	3,567,834

TOTAL NET ASSETS	$768,714,252	$460,350,012	$303,993,533

Affiliated investments, at cost	$ 236,246,561	$ 84,393,775	$ 3,175,859
Unaffiliated investments, at cost	548,898,978	246,722,155	271,031,912
Standard Class:
Net Assets	$ 108,115,868	$ 164,832,899	$ 109,016,774
Shares Outstanding	10,430,576	8,530,360	9,719,359
Net Asset Value Per Share	$ 10.365	$ 19.323	$ 11.216
Service Class:
Net Assets	$ 660,598,384	$ 295,517,113	$ 194,976,759
Shares Outstanding	63,808,817	15,324,334	17,412,301
Net Asset Value Per Share	$ 10.353	$ 19.284	$ 11.198
COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$ 782,247,984	$ 323,431,594	$ 274,436,086
Undistributed net investment income	5,364,123	2,904,529	3,874,613
Accumulated net realized gain (loss) on investments	(2,762,688)	5,581,747	(7,216,055)
Net unrealized appreciation (depreciation) of investments	(16,135,167)	128,432,142	32,898,889

TOTAL NET ASSETS	$768,714,252	$460,350,012	$303,993,533

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–6

LVIP Dimensional/Vanguard Allocation Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$ 4,912,670	$ 2,588,933	$ 4,022,578
Dividends from affiliated investments	2,183,254	1,220,147	20,793

	7,095,924	3,809,080	4,043,371

EXPENSES:
Management fees	916,090	536,847	366,359
Distribution fees-Service Class	792,332	346,872	232,733
Shareholder servicing fees	106,267	62,274	42,498
Accounting and administration expenses	39,819	29,341	24,837
Reports and statements to shareholders	25,852	8,019	11,324
Professional fees	17,568	15,471	14,303
Trustees’ fees and expenses	10,701	6,124	4,203
Custodian fees	3,479	5,150	2,716
Consulting fees	1,080	989	951
Pricing fees	5	16	14
Other	1,831	818	721

	1,915,024	1,011,921	700,659
Less:
Management fees waived	(183,218)	(107,370)	(73,272)
Expenses paid indirectly	(5)	—	(3)

Total operating expenses	1,731,801	904,551	627,384

NET INVESTMENT INCOME	5,364,123	2,904,529	3,415,987

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	—	956,631	677,656
Sale of unaffiliated investments	(264,793)	5,979,076	1,283,219
Sale of affiliated investments	(126,636)	(73,611)	—

Net realized gain (loss)	(391,429)	6,862,096	1,960,875

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	(9,774,140)	4,136,194	(16,189,049)
Affiliated investments	(6,355,801)	(2,885,018)	—

Net change in unrealized appreciation (depreciation)	(16,129,941)	1,251,176	(16,189,049)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,521,370)	8,113,272	(14,228,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,157,247)	$11,017,801	$(10,812,187)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–7

LVIP Dimensional/Vanguard Allocation Funds

Statements of Changes in Net Assets

	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 5,364,123	$ 11,394,490	$ 2,904,529	$ 4,899,695	$ 3,415,987	$ 5,128,207
Net realized gain (loss)	(391,429)	25,103	6,862,096	726,182	1,960,875	475,908
Net change in unrealized appreciation (depreciation)	(16,129,941)	5,224,194	1,251,176	55,367,421	(16,189,049)	45,849,181

Net increase (decrease) in net assets resulting from operations	(11,157,247)	16,643,787	11,017,801	60,993,298	(10,812,187)	51,453,296

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,702,838)	—	(1,950,515)	—	(1,886,350)
Service Class	—	(9,790,583)	—	(3,093,364)	—	(2,836,256)
Net realized gain:
Standard Class	—	(42,536)	—	(184,727)	—	—
Service Class	—	(296,974)	—	(352,892)	—	—

	—	(11,832,931)	—	(5,581,498)	—	(4,722,606)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,254,867	31,352,948	26,275,654	40,147,225	17,857,299	24,066,426
Service Class	83,184,478	152,387,670	49,431,523	75,465,865	47,275,645	60,576,334
Reinvestment of dividends and distributions:
Standard Class	—	1,745,374	—	2,135,242	—	1,886,350
Service Class	—	10,087,557	—	3,446,256	—	2,836,256

	104,439,345	195,573,549	75,707,177	121,194,588	65,132,944	89,365,366

Cost of shares redeemed:
Standard Class	(4,470,246)	(11,350,119)	(5,341,393)	(7,552,945)	(4,997,016)	(7,664,465)
Service Class	(31,898,975)	(58,944,457)	(25,587,743)	(42,986,443)	(15,660,276)	(23,494,788)

	(36,369,221)	(70,294,576)	(30,929,136)	(50,539,388)	(20,657,292)	(31,159,253)

Increase in net assets derived from capital share transactions	68,070,124	125,278,973	44,778,041	70,655,200	44,475,652	58,206,113

NET INCREASE IN NET ASSETS	56,912,877	130,089,829	55,795,842	126,067,000	33,663,465	104,936,803
NET ASSETS:
Beginning of period	711,801,375	581,711,546	404,554,170	278,487,170	270,330,068	165,393,265

End of period	$768,714,252	$711,801,375	$460,350,012	$404,554,170	$303,993,533	$270,330,068

Undistributed net investment income	$ 5,364,123	$ —	$ 2,904,529	$ —	$ 3,874,613	$ 458,626

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–8

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.519	$10.414	$10.373	$10.518	$10.224	$10.688

Income (loss) from investment operations:
Net investment income[2]	0.086	0.212	0.189	0.164	0.196	0.162
Net realized and unrealized gain (loss)	(0.240)	0.094	0.030	(0.132)	0.278	(0.457)

Total from investment operations	(0.154)	0.306	0.219	0.032	0.474	(0.295)

Less dividends and distributions from:
Net investment income	—	(0.196)	(0.178)	(0.172)	(0.172)	(0.141)
Net realized gain	—	(0.005)	—	(0.003)	(0.008)	(0.028)
Return of capital	—	—	—	(0.002)	—	—

Total dividends and distributions	—	(0.201)	(0.178)	(0.177)	(0.180)	(0.169)

Net asset value, end of period	$10.365	$10.519	$10.414	$10.373	$10.518	$10.224

Total return[3]	(1.46)%	2.94%	2.11%	0.31%	4.64%	(2.76% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,116	$92,668	$70,429	$43,416	$32,573	$13,621
Ratio of expenses to average net assets[4]	0.26%	0.25%	0.23%	0.23%	0.24%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.28%	0.28%	0.29%	0.31%
Ratio of net investment income to average net assets	1.68%[5]	2.00%	1.77%	1.55%	1.86%	1.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.63%[5]	1.95%	1.72%	1.50%	1.81%	1.50%
Portfolio turnover	2%	3%	13%	10%	14%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–9

LVIP Dimensional/Vanguard Total Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional/Vanguard Total Bond Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.519	$10.414	$10.374	$10.519	$10.224	$10.689

Income (loss) from investment operations:
Net investment income[2]	0.073	0.186	0.162	0.137	0.169	0.136
Net realized and unrealized gain (loss)	(0.239)	0.093	0.029	(0.131)	0.280	(0.457)

Total from investment operations	(0.166)	0.279	0.191	0.006	0.449	(0.321)

Less dividends and distributions from:
Net investment income	—	(0.169)	(0.151)	(0.146)	(0.146)	(0.116)
Net realized gain	—	(0.005)	—	(0.003)	(0.008)	(0.028)
Return of capital	—	—	—	(0.002)	—	—

Total dividends and distributions	—	(0.174)	(0.151)	(0.151)	(0.154)	(0.144)

Net asset value, end of period	$10.353	$10.519	$10.414	$10.374	$10.519	$10.224

Total return[3]	(1.58% )	2.69%	1.84%	0.06%	4.39%	(3.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$660,598	$619,133	$511,283	$440,072	$364,391	$233,819
Ratio of expenses to average net assets[4]	0.51%	0.50%	0.48%	0.48%	0.49%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.55%	0.53%	0.53%	0.54%	0.56%
Ratio of net investment income to average net assets	1.43%[5]	1.75%	1.52%	1.30%	1.61%	1.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38%[5]	1.70%	1.47%	1.25%	1.56%	1.25%
Portfolio turnover	2%	3%	13%	10%	14%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–10

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$18.804	$15.890	$14.444	$14.748	$13.421	$10.394

Income (loss) from investment operations:
Net investment income[2]	0.144	0.286	0.273	0.249	0.229	0.212
Net realized and unrealized gain (loss)	0.375	2.920	1.479	(0.293)	1.409	2.960

Total from investment operations	0.519	3.206	1.752	(0.044)	1.638	3.172

Less dividends and distributions from:
Net investment income	—	(0.266)	(0.256)	(0.243)	(0.265)	(0.145)
Net realized gain	—	(0.026)	(0.050)	(0.017)	(0.046)	—

Total dividends and distributions	—	(0.292)	(0.306)	(0.260)	(0.311)	(0.145)

Net asset value, end of period	$19.323	$18.804	$15.890	$14.444	$14.748	$13.421

Total return[3]	2.77%	20.17%	12.14%	(0.31% )	12.21%	30.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$164,833	$139,832	$86,644	$59,518	$36,626	$13,983
Ratio of expenses to average net assets[4]	0.26%	0.25%	0.24%	0.25%	0.25%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.29%	0.30%	0.30%	0.34%
Ratio of net investment income to average net assets	1.51%[5]	1.64%	1.82%	1.68%	1.62%	1.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46%[5]	1.59%	1.77%	1.63%	1.57%	1.66%
Portfolio turnover	13%	9%	12%	14%	15%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–11

LVIP Vanguard Domestic Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$18.789	$15.881	$14.439	$14.743	$13.418	$10.395

Income (loss) from investment operations:
Net investment income[2]	0.120	0.241	0.235	0.212	0.192	0.177
Net realized and unrealized gain (loss)	0.375	2.915	1.476	(0.293)	1.409	2.961

Total from investment operations	0.495	3.156	1.711	(0.081)	1.601	3.138

Less dividends and distributions from:
Net investment income	—	(0.222)	(0.219)	(0.206)	(0.230)	(0.115)
Net realized gain	—	(0.026)	(0.050)	(0.017)	(0.046)	—

Total dividends and distributions	—	(0.248)	(0.269)	(0.223)	(0.276)	(0.115)

Net asset value, end of period	$19.284	$18.789	$15.881	$14.439	$14.743	$13.418

Total return[3]	2.64%	19.87%	11.86%	(0.56% )	11.93%	30.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,517	$264,722	$191,843	$158,855	$154,511	$134,339
Ratio of expenses to average net assets[4]	0.51%	0.50%	0.49%	0.50%	0.50%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.55%	0.54%	0.55%	0.55%	0.59%
Ratio of net investment income to average net assets	1.26%[5]	1.39%	1.57%	1.43%	1.37%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.21%[5]	1.34%	1.52%	1.38%	1.32%	1.41%
Portfolio turnover	13%	9%	12%	14%	15%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–12

LVIP Vanguard International Equity ETF Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$11.590	$9.207	$9.086	$9.595	$10.272	$9.139

Income (loss) from investment operations:
Net investment income[2]	0.144	0.272	0.239	0.225	0.280	0.246
Net realized and unrealized gain (loss)	(0.518)	2.334	0.098	(0.507)	(0.756)	1.100

Total from investment operations	(0.374)	2.606	0.337	(0.282)	(0.476)	1.346

Less dividends and distributions from:
Net investment income	—	(0.223)	(0.216)	(0.227)	(0.201)	(0.212)
Return of capital	—	—	—	—	—	(0.001)

Total dividends and distributions	—	(0.223)	(0.216)	(0.227)	(0.201)	(0.213)

Net asset value, end of period	$11.216	$11.590	$9.207	$9.086	$9.595	$10.272

Total return[3]	(3.23% )	28.31%	3.72%	(2.95% )	(4.64% )	14.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$109,017	$99,927	$63,645	$44,417	$29,516	$11,500
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.26%	0.27%	0.28%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.31%	0.32%	0.33%	0.39%
Ratio of net investment income to average net assets	2.49%[5]	2.54%	2.61%	2.29%	2.72%	2.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.44%[5]	2.49%	2.56%	2.24%	2.67%	2.43%
Portfolio turnover	9%	9%	13%	23%	11%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–13

LVIP Vanguard International Equity ETF Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$11.585	$9.205	$9.085	$9.592	$10.268	$9.137

Income (loss) from investment operations:
Net investment income[2]	0.130	0.245	0.215	0.200	0.254	0.220
Net realized and unrealized gain (loss)	(0.517)	2.331	0.099	(0.505)	(0.755)	1.099

Total from investment operations	(0.387)	2.576	0.314	(0.305)	(0.501)	1.319

Less dividends and distributions from:
Net investment income	—	(0.196)	(0.194)	(0.202)	(0.175)	(0.187)
Return of capital	—	—	—	—	—	(0.001)

Total dividends and distributions	—	(0.196)	(0.194)	(0.202)	(0.175)	(0.188)

Net asset value, end of period	$11.198	$11.585	$9.205	$9.085	$9.592	$10.268

Total return[3]	(3.34% )	27.99%	3.46%	(3.19% )	(4.88% )	14.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$194,977	$170,403	$101,748	$92,270	$91,345	$75,098
Ratio of expenses to average net assets[4]	0.52%	0.52%	0.51%	0.52%	0.53%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.56%	0.57%	0.58%	0.64%
Ratio of net investment income to average net assets	2.24%[5]	2.29%	2.36%	2.04%	2.47%	2.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19%[5]	2.24%	2.31%	1.99%	2.42%	2.18%
Portfolio turnover	9%	9%	13%	23%	11%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional/Vanguard Allocation Funds–14

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional/Vanguard Total Bond Fund, LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. The Funds sell their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The LVIP Dimensional/Vanguard Total Bond Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be a combination of Dimensional Investment Group Inc. mutual funds and Vanguard ETF® funds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.

The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETF investments, the Funds may invest in individual securities, such as money market instruments.

Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP Dimensional/Vanguard Total Bond Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.

The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014-December 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Dimensional/Vanguard Allocation Funds–15

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Funds’ investment portfolios and providing certain administrative services to the Funds. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of the Funds. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$20,496	$11,848	$8,129
Legal	4,083	2,360	1,620

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Funds’ average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, these fees were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$22,015	$5,038	$8,761

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that the Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Dimensional/Vanguard Allocation Funds–16

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the management fee and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Funds had liabilities payable to affiliates as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LIAC	$125,333	$75,948	$50,378
Distribution fees payable to LFD	134,660	60,938	40,404
Shareholder servicing fees payable to Lincoln Life	18,173	11,012	7,305
Printing and mailing fees payable to Lincoln Life	1,492	228	—
Prepaid printing and mailing fees to Lincoln Life	—	—	250

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–29.96%@
Fixed Income Funds–27.96%@
*DFA Intermediate Term Extended Quality Portfolio	$135,292,324	$18,775,237	$1,520,171	$(92,225)	$(6,710,023)	$145,745,142	14,205,180	$2,101,687	$—
*DFA VA Global Bond Portfolio	28,411,722	3,159,244	893,526	(22,405)	120,350	30,775,385	2,886,997	—	—
*DFA VA Short-Term Fixed Portfolio	35,583,687	3,949,056	1,355,152	(12,006)	233,872	38,399,457	3,757,285	—	—
Money Market Fund–2.00%@
**LVIP Government Money Market Fund	14,232,957	1,638,959	512,234	—	—	15,359,682	1,535,968	81,567	—

Total	$213,520,690	$27,522,496	$4,281,083	$(126,636)	$(6,355,801)	$230,279,666		$2,183,254	$—

@ As a percentage of Net Assets as of June 30, 2018.

* Institutional Class shares.

** Standard Class shares.

LVIP Dimensional/Vanguard Allocation Funds–17

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

	LVIP Vanguard Domestic Equity ETF Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY– 22.86%@
Equity Fund–22.86%@
‡Vanguard Mega Cap 300 Value ETF	$76,496,395	$33,855,166	$2,185,824	$(73,611)	$(2,885,018)	$105,207,108	1,413,884	$1,193,897	$—
Money Market Fund–0.00%@
*LVIP Government Money Market Fund	7,968,654	736,500	8,705,154	—	—	—	—	26,250	—

Total	$84,465,049	$34,591,666	$10,890,978	$(73,611)	$(2,885,018)	$105,207,108		$1,220,147	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

‡	Issuer considered an unaffiliated investment of the Fund at December 31, 2017.

	LVIP Vanguard International Equity ETF Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–1.04%@
Money Market Fund–1.04%@
*LVIP Government Money Market Fund	$5,316,509	$723,296	$2,863,946	$—	$—	$3,175,859	317,586	$20,793	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

3. Investments

For the six months ended June 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$87,802,672	$105,710,995	$74,752,407
Sales	13,677,463	57,335,522	26,818,795

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$785,145,539	$331,115,930	$274,207,771

Aggregate unrealized appreciation of investments	$ 354,518	$128,432,142	$ 32,991,674
Aggregate unrealized depreciation of investments	(16,489,685)	—	(92,785)

Net unrealized appreciation (depreciation) of investments	$(16,135,167)	$128,432,142	$ 32,898,889

LVIP Dimensional/Vanguard Allocation Funds–18

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Post-Enactment Losses (No Expiration)
	Short-Term	Long-Term	Total
LVIP Vanguard International Equity ETF Fund	$948,591	$3,482,296	$4,430,887

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1	LVIP Dimensional/ Vanguard Total Bond Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Affiliated investment companies	$ 230,279,666	$ 105,207,108	$ 3,175,859
Unaffiliated investment companies	538,730,706	354,340,964	303,930,801

Total Investments	$769,010,372	$459,548,072	$307,106,660

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. Each Fund’s policy is to recognize transfers between levels as of beginning of the reporting period in which the transfer occurred.

LVIP Dimensional/Vanguard Allocation Funds–19

LVIP Dimensional/Vanguard Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Dimensional/ Vanguard Total Bond Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	2,050,632	2,954,774	1,372,233	2,301,170	1,522,513	2,263,108
Service Class	8,031,624	14,380,866	2,572,159	4,314,867	4,037,283	5,612,302
Shares reinvested:
Standard Class	—	166,040	—	113,339	—	163,020
Service Class	—	959,595	—	183,144	—	245,227

	10,082,256	18,461,275	3,944,392	6,912,520	5,559,796	8,283,657

Shares redeemed:
Standard Class	(430,052)	(1,073,827)	(278,381)	(430,815)	(424,719)	(717,421)
Service Class	(3,082,028)	(5,575,801)	(1,337,074)	(2,488,777)	(1,333,612)	(2,202,605)

	(3,512,080)	(6,649,628)	(1,615,455)	(2,919,592)	(1,758,331)	(2,920,026)

Net increase	6,570,176	11,811,647	2,328,937	3,992,928	3,801,465	5,363,631

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Dimensional/Vanguard Allocation Funds–20

LVIP Dimensional International Core Equity Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Dimensional International Core Equity Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional International Core Equity Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$ 971.50	0.68%	$3.32
Service Class Shares	1,000.00	970.20	0.93%	4.54
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets
Common Stock	98.32%
Australia	6.11%
Austria	0.58%
Belgium	1.14%
Canada	8.96%
China	0.01%
Denmark	1.75%
Finland	1.84%
France	7.70%
Germany	7.26%
Hong Kong	2.83%
Ireland	0.67%
Israel	0.69%
Italy	2.89%
Japan	24.23%
Netherlands	2.66%
New Zealand	0.46%
Norway	1.07%
Portugal	0.26%
Singapore	1.04%
South Africa	0.08%
Spain	2.49%
Sweden	2.62%
Switzerland	5.55%
United Kingdom	15.43%
United States	0.00%
Preferred Stock	0.54%
Rights	0.02%
Warrant	0.00%
Money Market Fund	0.90%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.14%
Air Freight & Logistics	0.36%
Airlines	0.37%
Auto Components	2.30%
Automobiles	2.89%
Banks	9.07%
Beverages	1.06%
Biotechnology	0.31%
Building Products	1.05%
Capital Markets	2.67%
Chemicals	4.84%
Commercial Services & Supplies	1.32%
Communications Equipment	0.34%
Construction & Engineering	2.06%
Construction Materials	0.77%
Consumer Finance	0.25%
Containers & Packaging	0.78%
Distributors	0.22%
Diversified Consumer Services	0.12%
Diversified Financial Services	0.54%
Diversified Telecommunication Services	1.85%
Electric Utilities	1.30%
Electrical Equipment	1.37%
Electronic Equipment, Instruments & Components	1.94%
Energy Equipment & Services	0.78%
Food & Staples Retailing	2.07%
Food Products	2.77%
Gas Utilities	0.36%
Health Care Equipment & Supplies	1.30%
Health Care Providers & Services	0.84%
Health Care Technology	0.08%
Hotels, Restaurants & Leisure	2.15%
Household Durables	1.78%
Household Products	0.20%
Independent Power & Renewable Electricity Producers	0.38%
Industrial Conglomerates	0.95%
Insurance	4.61%
Internet & Direct Marketing Retail	0.28%
Internet Software & Services	0.53%
IT Services	1.30%
Leisure Products	0.43%
Life Sciences Tools & Services	0.35%
Machinery	3.83%
Marine	0.32%
Media	2.08%
Metals & Mining	5.44%
Multiline Retail	0.63%

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited) (continued)

Sector	Percentage of Net Assets
Multi-Utilities	0.82%
Oil, Gas & Consumable Fuels	6.40%
Paper & Forest Products	0.90%
Personal Products	0.61%
Pharmaceuticals	2.97%
Professional Services	1.40%
Real Estate Management & Development	2.57%
Road & Rail	1.25%
Semiconductors & Semiconductor Equipment	0.98%
Software	1.21%
Specialty Retail	1.41%
Technology Hardware, Storage & Peripherals	0.61%
Textiles, Apparel & Luxury Goods	1.36%
Thrift & Mortgage Finance	0.17%
Tobacco	0.39%
Trading Companies & Distributors	1.64%
Transportation Infrastructure	0.59%
Water Utilities	0.14%
Wireless Telecommunication Services	1.08%
Total	98.88%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Royal Dutch Shell ADR	0.72%
HSBC Holdings ADR	0.63%
BP ADR	0.63%
Toyota Motor	0.58%
Nestle	0.53%
Novartis	0.47%
BASF	0.46%
BHP Billiton	0.43%
TOTAL	0.40%
Daimler	0.40%
Total	5.25%

IT–Information Technology

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.32%
Australia–6.11%
Accent Group	23,197	$28,325
Adelaide Brighton	12,534	64,467
AGL Energy	5,329	88,655
Ainsworth Game Technology	6,705	5,161
Alliance Aviation Services	9,170	13,097
ALS	3,374	18,827
Altium	3,169	52,791
Alumina	10,954	22,698
Alumina ADR	2,200	18,469
AMA Group	23,132	17,889
Amaysim Australia	13,692	10,741
Amcor	9,053	96,542
AMP	78,519	206,864
Ansell	4,031	81,112
AP Eagers	3,936	24,847
APA Group	11,542	84,135
APN Outdoor Group	8,848	41,121
Apollo Tourism & Leisure	17,341	21,175
Appen	2,937	29,060
ARB	1,647	27,827
Aristocrat Leisure	6,690	152,984
ARQ Group	4,463	10,899
Asaleo Care	27,290	28,173
ASX	526	25,065
Atlas Arteria	18,854	89,717
†Atlas Iron	179,046	5,698
AUB Group	987	9,919
†Aurelia Metals	21,936	9,253
Aurizon Holdings	23,661	75,820
Ausdrill	17,281	23,467
AusNet Services	34,560	41,050
Austal	16,268	22,393
Australia & New Zealand Banking Group	29,766	622,080
†Australian Agricultural	17,102	15,947
Australian Pharmaceutical Industries	13,270	16,695
Australian Vintage	32,253	13,008
Automotive Holdings Group	8,745	18,444
Aveo Group	22,000	39,563
Bank of Queensland	16,453	124,074
Bapcor	8,121	39,365
Beach Energy	101,472	131,791
Bega Cheese	8,231	45,137
†Bellamy’s Australia	3,466	39,860
Bendigo & Adelaide Bank	12,971	104,055
BHP Billiton	45,795	1,149,230
BHP Billiton ADR	4,100	205,041
Blackmores	373	39,336
BlueScope Steel	28,904	369,198
Boral	32,420	156,670
Brambles	17,352	114,031
Bravura Solutions	8,353	19,843

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Breville Group	2,406	$20,690
Brickworks	3,510	40,626
BWX	2,317	9,774
Cabcharge Australia	7,280	12,930
Caltex Australia	13,411	322,953
†Cardno	10,023	9,865
carsales.com	6,482	72,531
Cedar Woods Properties	3,504	14,936
Challenger	17,382	152,176
CIMIC Group	1,187	37,158
Cleanaway Waste Management	104,872	131,162
Coca-Cola Amatil	13,105	89,225
Cochlear	684	101,325
Codan	7,058	15,670
Collins Foods (Australian Securities Exchange)	5,613	23,137
Commonwealth Bank of Australia	15,778	850,867
Computershare	7,588	103,494
†Cooper Energy	46,400	13,220
Corporate Travel Management	2,120	42,831
Costa Group Holdings	7,774	47,463
Credit Corp Group	1,365	18,254
Crown Resorts	6,804	67,977
†CSG	9,755	1,660
CSL	2,264	322,730
CSR	25,732	87,407
†Decmil Group	15,502	11,128
Domain Holdings Australia	8,039	19,157
Domino’s Pizza Enterprises	2,076	80,228
Downer EDI	27,411	137,536
DuluxGroup	12,056	68,254
Eclipx Group	16,633	39,020
Elders	8,415	52,685
†Energy World	39,810	5,008
ERM Power	5,246	5,746
Estia Health	7,420	18,066
EVENT Hospitality & Entertainment	6,614	65,540
Evolution Mining	50,407	130,936
Fairfax Media	80,391	44,620
Flight Centre Travel Group	2,450	115,405
Fortescue Metals Group	65,294	212,128
G8 Education	10,481	18,073
Genworth Mortgage Insurance Australia	9,798	18,635
GrainCorp Class A	10,331	58,717
Greencross	5,677	18,822
GUD Holdings	3,606	37,788
GWA Group	14,620	36,786
Hansen Technologies	7,143	16,651
Harvey Norman Holdings	29,208	71,763
Healthscope	66,524	108,801
HT&E	12,146	22,562

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
IDP Education	5,679	$44,171
Iluka Resources	3,994	33,045
†Imdex	35,738	32,663
IMF Bentham	8,126	18,041
Incitec Pivot	52,179	140,173
Independence Group	24,619	93,647
Infomedia	17,374	12,343
Inghams Group	6,226	17,601
Insurance Australia Group	20,107	126,928
Integral Diagnostics	9,867	22,052
Integrated Research	6,964	16,028
InvoCare	2,555	25,980
IOOF Holdings	3,880	25,814
IPH	9,773	32,185
IRESS	4,278	38,118
iSelect	18,420	11,110
iSentia Group	6,749	3,521
James Hardie Industries CDI	5,467	91,760
Japara Healthcare	13,564	18,119
JB Hi-Fi	8,291	138,177
Kogan.com	2,541	12,825
Lifestyle Communities	3,480	15,066
Link Administration Holdings (Australian Securities Exchange)	8,757	47,503
Lovisa Holdings	2,325	20,131
†Lynas	15,415	26,694
MACA	12,400	11,012
†Macmahon Holdings	102,720	16,344
Macquarie Group	4,569	418,096
Magellan Financial Group	4,182	72,111
†Mayne Pharma Group	58,193	37,467
McMillan Shakespeare	2,428	28,749
McPherson’s	8,569	10,812
Medibank	58,182	125,728
†Mesoblast	22,446	24,585
Metals X	23,081	13,665
Metcash	35,847	69,240
Mineral Resources	9,267	109,797
†MMA Offshore	114,419	21,592
Monadelphous Group	4,679	52,148
Money3	12,540	18,096
Mortgage Choice	11,418	11,957
Myer Holdings	37,090	10,156
MYOB Group	13,670	29,237
MyState	5,286	19,599
National Australia Bank	32,505	659,356
Navigator Global Investments	2,382	9,413
Navitas	8,596	28,245
New Hope	12,612	27,907
Newcrest Mining	10,049	162,121
nib holdings	17,244	73,123
Nick Scali	2,060	10,260

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Nine Entertainment Holdings	44,338	$81,375
Northern Star Resources	20,423	109,728
†NRW Holdings	29,414	36,896
Nufarm	7,971	52,265
OFX Group	8,551	11,043
Oil Search	18,581	122,383
†OM Holdings	23,197	21,287
†oOh!media	4,046	14,822
oOh!media(Australian Securities Exchange)	9,305	34,087
Orica	16,321	214,391
†Origin Energy	34,526	256,276
Orora	60,707	160,387
OZ Minerals	15,433	107,588
Pacific Current Group	1,154	5,602
Pact Group Holdings	10,178	39,695
Pendal Group	7,709	56,537
Perpetual	2,503	77,058
†Perseus Mining	24,054	7,655
Pioneer Credit	5,416	12,706
Platinum Asset Management	8,764	37,358
†PMP	27,788	4,833
Premier Investments	2,203	27,520
Primary Health Care	18,901	48,817
Pro Medicus	1,812	10,755
Qantas Airways	9,894	45,104
QBE Insurance Group	27,064	195,080
Qube Holdings	61,545	109,767
†Quintis	11,219	2,917
†Ramelius Resources	60,311	25,887
Ramsay Health Care	1,732	69,190
RCR Tomlinson	5,803	12,798
REA Group	640	43,039
Reece	3,440	32,204
Regis Healthcare	6,738	16,356
Regis Resources	18,477	70,010
Reject Shop	2,536	10,660
Reliance Worldwide	17,224	68,322
Resolute Mining	67,381	63,578
Ridley	9,945	10,120
Rio Tinto (Australian Securities Exchange)	5,628	347,528
Sandfire Resources	13,634	92,423
†Santos	36,164	167,805
†Saracen Mineral Holdings	31,831	51,589
Scottish Pacific Group	7,335	17,370
SeaLink Travel Group	3,385	11,097
SEEK	7,934	128,059
Select Harvests	6,881	35,137
†Senex Energy	51,921	16,715
Servcorp	2,368	7,290
Service Stream	21,301	23,803

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Seven Group Holdings	4,010	$56,473
Seven West Media	48,144	29,928
SG Fleet Group	6,686	18,308
Sigma Healthcare	22,208	13,312
Silver Chef	1,005	2,811
†Silver Lake Resources	18,565	8,243
Sims Metal Management	7,166	85,275
Sirtex Medical	1,494	34,772
SmartGroup	2,355	20,339
Sonic Healthcare	3,151	57,201
South32	83,905	224,159
South32 ADR	2,400	31,956
Southern Cross Media Group	32,767	31,766
Spark Infrastructure Group	49,249	83,099
SpeedCast International	8,575	39,154
St Barbara	15,960	57,048
Star Entertainment Group	25,800	94,130
Steadfast Group	28,401	59,061
Suncorp Group	24,284	262,202
Super Retail Group	7,541	45,204
Sydney Airport	8,222	43,566
Tabcorp Holdings	37,375	123,361
Tassal Group	14,437	44,125
Technology One	8,398	26,413
Telstra	32,518	63,050
Thorn Group	8,175	3,630
TPG Telecom	18,555	70,993
Transurban Group	9,192	81,426
Treasury Wine Estates	1,807	23,255
Villa World	10,756	17,671
†Village Roadshow	3,360	5,744
†Virgin Australia Holdings	38,668	6,296
Virtus Health	2,673	11,374
Vita Group	15,195	11,020
†Vocus Group	26,680	45,610
Webjet	5,681	56,547
Webster	18,826	25,984
Wesfarmers	9,428	344,394
Western Areas	17,039	44,891
†Westgold Resources	5,951	8,147
Westpac Banking	37,243	807,557
Westpac Banking ADR	1,600	34,688
Whitehaven Coal	31,096	133,013
WiseTech Global	2,473	28,660
Woodside Petroleum	11,274	295,854
Woolworths Group	6,553	148,008
WorleyParsons	8,583	111,030
WPP AUNZ	29,030	21,698
†Xero	933	31,078

		19,018,672

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Austria–0.58%
Agrana Beteiligungs	165	$16,995
ANDRITZ	2,070	109,893
AT&S Austria Technologie & Systemtechnik	1,434	26,660
†Atrium European Real Estate	6,949	31,486
CA Immobilien Anlagen	2,001	66,691
DO & CO	154	9,136
†Erste Group Bank	5,786	241,559
EVN	2,202	41,144
†FACC	425	7,951
Flughafen Wien	326	12,144
Kapsch TrafficCom	264	11,900
Lenzing	544	65,688
Mayr Melnhof Karton	259	34,964
Oesterreichische Post	860	39,268
OMV	2,874	163,013
Palfinger	421	15,954
POLYTEC Holding	1,389	19,822
Porr	855	28,756
Raiffeisen Bank International	5,663	173,862
Rosenbauer International	188	10,319
S IMMO	1,531	29,894
Schoeller-Bleckmann Oilfield Equipment	393	47,409
Semperit Holding	457	8,486
Strabag	1,111	43,464
†Telekom Austria	5,124	42,724
UBM Development	240	11,435
UNIQA Insurance Group	7,394	68,042
Verbund	1,857	60,070
Vienna Insurance Group	1,697	46,294
voestalpine	5,657	260,616
Wienerberger	2,941	73,430
Zumtobel Group	329	2,528

		1,821,597

Belgium–1.14%
Ackermans & van Haaren	1,042	179,485
Ageas	5,728	289,039
†AGFA-Gevaert	10,744	45,169
Anheuser-Busch InBev	5,182	523,458
Anheuser-Busch InBev ADR	1,200	120,912
Atenor	229	12,836
Barco	316	38,600
Bekaert	1,956	63,501
bpost	3,087	48,776
Cie d’Entreprises CFE	459	56,818
Colruyt	2,723	155,403
Deceuninck	2,600	7,940
D’ieteren	1,540	63,987
Econocom Group	3,074	16,951
Elia System Operator	1,056	65,729

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Belgium (continued)
Euronav	7,649	$70,254
EVS Broadcast Equipment	474	10,871
†Exmar	2,088	14,801
Fagron	1,284	21,952
†Galapagos	316	29,131
KBC Group	4,417	341,058
Kinepolis Group	664	42,105
Lotus Bakeries	9	25,119
Melexis	534	49,577
†Nyrstar	3,808	20,447
Ontex Group	3,084	67,744
Orange Belgium	2,250	37,994
Picanol	88	9,085
Proximus	3,525	79,490
Recticel	3,541	40,318
Resilux	61	10,144
Sioen Industries	782	24,794
Sipef	212	14,755
Solvay Class A	3,098	391,270
†Telenet Group Holding	876	40,920
TER Beke	48	9,361
†Tessenderlo Group	1,566	61,081
UCB	2,964	233,088
Umicore	3,504	201,120
Van de Velde	150	5,448

		3,540,531

Canada–8.96%
†5N Plus	6,300	16,054
Absolute Software	1,400	7,380
Acadian Timber Class C	800	12,110
†Advantage Oil & Gas	4,200	13,130
†Advantage Oil & Gas (New York Shares)	4,123	12,781
Aecon Group	2,600	30,575
Ag Growth International	600	25,266
AGF Management Class B	5,000	26,471
Agnico Eagle Mines	4,985	228,463
AGT Food & Ingredients	800	9,323
Aimia	10,261	18,108
†Air Canada	5,006	80,917
AirBoss of America	1,300	15,327
†Alacer Gold	23,300	43,068
Alamos Gold	12,059	68,704
Alamos Gold (New York Shares)	5,800	33,002
Alaris Royalty	1,989	24,116
Alcanna	1,420	9,872
†Alexco Resource	6,700	8,817
Algonquin Power & Utilities	6,021	58,165
Algonquin Power & Utilities (New York Shares)	2,198	21,255
Alimentation Couche-Tard Class B	2,200	95,571

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Alio Gold	3,300	$4,794
AltaGas	5,000	103,259
Altus Group	1,300	28,983
†Amerigo Resources	14,300	10,769
Andrew Peller Class A	1,500	19,454
ARC Resources	18,800	194,199
†Argonaut Gold	15,000	26,357
†Aritzia	2,100	24,919
†Asanko Gold	4,900	5,293
Atco	1,300	40,128
†Athabasca Oil	26,708	36,568
†ATS Automation Tooling Systems	3,200	47,562
†Aurora Cannabis	3,600	25,467
AutoCanada	1,479	19,136
†B2Gold	49,371	128,061
Badger Daylighting	1,700	40,953
Bank of Montreal	2,000	154,596
Bank of Montreal (New York Shares)	10,816	835,644
Bank of Nova Scotia	5,700	322,754
Bank of Nova Scotia (New York Shares)	8,042	460,163
Barrick Gold	42,971	564,492
Barrick Gold (New York Shares)	4,178	54,857
†Baytex Energy	12,612	41,923
BCE	1,429	57,871
†Bellatrix Exploration	1,298	1,303
Birchcliff Energy	11,953	43,824
Bird Construction	622	3,435
Black Diamond Group	2,500	6,770
†BlackBerry	5,967	57,553
†BlackBerry (New York Shares)	1,400	13,510
†BlackPearl Resources	23,145	25,704
BMTC Group	600	6,709
†BNK Petroleum	23,000	9,272
†Bombardier Class A	6,600	26,156
†Bombardier Class B	30,946	122,405
Bonavista Energy	10,324	11,701
Bonterra Energy	2,713	35,247
Boralex Class A	3,196	51,198
Brookfield Asset Management Class A	2,800	113,585
Brookfield Asset Management (New York Shares) Class A	2,995	121,417
BRP	951	45,848
CAE	2,800	58,166
CAE (New York Shares)	2,826	58,696
†Calfrac Well Services	11,500	48,811
Calian Group	600	14,262
Cameco	6,736	75,781
Cameco (New York Shares)	6,173	69,446
Canaccord Genuity Group	5,700	31,478
†Canacol Energy	4,600	14,906
Canadian Imperial Bank of Commerce	600	52,193

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Canadian Imperial Bank of Commerce (New York Shares)	5,307	$461,284
Canadian National Railway	1,700	139,049
Canadian National Railway (New York Shares)	2,119	173,228
Canadian Natural Resources	13,955	503,681
Canadian Natural Resources (New York Shares)	8,969	323,512
Canadian Pacific Railway	668	122,257
Canadian Tire Class A	1,109	144,757
Canadian Utilities Class A	1,000	25,254
Canadian Western Bank	4,845	127,699
†Canfor	4,100	98,676
Canfor Pulp Products	1,800	34,531
†Canopy Growth	1,000	29,225
CanWel Building Materials Group	6,028	31,547
Capital Power	3,488	66,940
†Capstone Mining	14,500	11,140
Cardinal Energy	4,400	18,508
Cascades	3,168	28,363
CCL Industries Class B	2,000	98,049
†Celestica	7,808	92,681
Cenovus Energy	12,110	125,738
Cenovus Energy (New York Shares)	7,593	78,815
†Centerra Gold	10,627	59,091
CES Energy Solutions	10,201	34,840
†CGI Group Class A	900	57,033
†CGI Group (New York Shares) Class A	1,413	89,471
†China Gold International Resources	14,900	25,841
CI Financial	6,600	118,631
Cineplex	3,056	67,831
Clearwater Seafoods	2,700	10,392
Cogeco	500	22,105
Cogeco Communications	600	29,720
Colliers International Group	500	38,041
Colliers International Group (New York Shares)	797	60,333
Computer Modelling Group	4,100	31,499
Constellation Software	300	232,659
†Copper Mountain Mining	18,300	17,261
Corby Spirit and Wine	700	11,011
Corus Entertainment Class B	5,500	20,751
Cott	5,200	86,149
Cott (New York Shares)	3,177	52,579
Crescent Point Energy	19,227	141,279
Crescent Point Energy (New York Shares)	2,503	18,397
†Crew Energy	5,725	8,753
†CRH Medical	1,667	5,168
†Delphi Energy	4,020	2,691
†Denison Mines	25,260	12,297
†Descartes Systems Group	700	22,750

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Detour Gold	5,895	$53,002
DHX Media	7,383	15,332
Dollarama	2,400	93,032
Dorel Industries Class B	1,100	18,659
†DREAM Unlimited	2,000	14,802
†Dundee Precious Metals	9,200	21,974
ECN Capital	12,330	33,108
E-L Financial Class L	100	62,373
†Eldorado Gold	27,866	28,191
Element Fleet Management	8,600	40,427
Emera	809	26,338
Empire Class A	3,015	60,522
Enbridge	3,215	114,939
Enbridge (New York Shares)	3,141	112,102
Enbridge Income Fund Holdings	5,195	127,400
Encana	15,077	196,913
Encana (New York Shares)	11,773	153,638
†Endeavour Mining	2,394	42,958
Enercare	4,170	57,032
Enerflex	3,900	41,947
†Energy Fuels	6,500	14,734
Enerplus	12,700	160,169
Enerplus (New York Shares)	4,302	54,205
Enghouse Systems	500	29,198
Ensign Energy Services	9,100	40,632
Equitable Group	556	25,189
Evertz Technologies	800	9,724
Exchange Income	808	19,692
Exco Technologies	2,400	16,229
Extendicare	5,000	27,574
Fairfax Financial Holdings	600	336,208
Fiera Capital	1,200	10,744
Finning International	4,800	118,480
First Capital Realty	4,300	67,575
†First Majestic Silver	7,428	56,671
First National Financial	1,200	26,033
First Quantum Minerals	13,914	205,008
FirstService	1,100	83,664
Fortis	2,400	76,711
Fortis (New York Shares)	572	18,235
†Fortuna Silver Mines	10,327	58,758
Franco-Nevada	199	14,531
†Frontera Energy	2,600	37,834
Gamehost	1,600	14,507
†Gear Energy	6,979	7,167
Genworth MI Canada	2,441	79,433
George Weston	1,817	148,246
Gibson Energy	2,000	26,669
Gildan Activewear	1,700	47,884
Gildan Activewear (New York Shares)	499	14,052
Gluskin Sheff + Associates	900	11,241
GMP Capital	3,200	6,986

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
goeasy	900	$27,562
Goldcorp	6,307	86,594
Goldcorp (New York Shares)	9,000	123,390
†Golden Star Resources	15,300	10,474
†Gran Tierra Energy	24,300	84,102
Granite Oil	866	2,003
†Great Canadian Gaming	1,654	58,566
Great-West Lifeco	3,369	82,825
†Guyana Goldfields	5,522	20,624
†Heroux-Devtek	1,187	13,697
High Liner Foods	600	4,642
†Home Capital Group	2,812	32,106
Horizon North Logistics	5,000	10,003
Hudbay Minerals	11,499	64,114
Hudbay Minerals (New York Shares)	2,400	13,440
Hudson’s Bay	4,400	39,226
Husky Energy	8,084	125,996
Hydro One	3,300	50,304
†IAMGOLD	30,700	178,878
†IBI Group	2,100	11,214
IGM Financial	2,100	60,876
†Imperial Metals	3,600	4,984
Imperial Oil	1,600	53,185
Imperial Oil (New York Shares)	2,001	66,533
Industrial Alliance Insurance & Financial Services	4,923	190,045
Information Services	1,000	12,954
Innergex Renewable Energy	5,151	54,110
Intact Financial	2,035	144,345
Inter Pipeline	5,300	99,336
†Interfor	4,000	76,827
†Intertain Group	1,100	14,367
Intertape Polymer Group	2,727	37,483
Just Energy Group	1,946	7,016
Just Energy Group (New York Shares)	2,000	7,240
K-Bro Linen	800	22,802
†Kelt Exploration	6,500	44,152
Keyera	2,500	69,562
†Kinaxis	600	40,391
Kinder Morgan Canada	1,800	21,770
†Kinross Gold	74,474	280,414
Kirkland Lake Gold	6,400	135,531
†Klondex Mines	6,555	15,307
Lassonde Industries Class A	100	21,298
Laurentian Bank of Canada	1,287	43,916
Leon’s Furniture	1,469	20,180
Linamar	2,900	127,524
Loblaw	4,033	207,379
Lucara Diamond	14,131	22,680
Lundin Mining	45,709	254,161
Magellan Aerospace	1,000	12,216
Magna International	3,400	197,744

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
Magna International (New York Shares)	3,097	$180,029
†Major Drilling Group International	3,266	17,241
†Mandalay Resources	14,708	2,182
Manulife Financial	9,853	177,026
Manulife Financial (New York Shares)	9,629	173,033
Maple Leaf Foods	2,822	71,352
Martinrea International	5,700	61,134
Maxar Technologies	2,965	148,853
Medical Facilities	2,453	26,067
†MedReleaf	1,300	26,689
†MEG Energy	10,338	86,186
Methanex	200	14,142
Methanex (New York Shares)	1,787	126,341
Metro Class A	3,171	107,794
Morguard	200	25,465
Morneau Shepell	2,000	41,349
MTY Food Group Class I	600	22,989
Mullen Group	3,800	44,774
National Bank of Canada	10,822	519,594
Nevsun Resources	13,900	48,319
†New Gold	22,577	47,055
†New Gold (New York Shares)	2,694	5,604
NFI Group	1,600	59,684
Norbord	1,200	49,345
North American Construction Group	1,200	7,074
North West	1,700	37,914
Northland Power	4,546	84,824
Nutrien	1,892	102,929
Nutrien (New York Shares)	4,834	262,873
†NuVista Energy	9,000	62,435
†Obsidian Energy	20,800	23,574
OceanaGold	34,700	96,341
Onex	1,200	88,075
Open Text	3,598	126,614
Osisko Gold Royalties	5,200	49,245
†Painted Pony Energy	4,000	6,937
Pan American Silver	2,619	46,876
Pan American Silver (New York Shares)	4,094	73,283
†Paramount Resources Class A	4,400	49,835
†Parex Resources	6,660	125,738
Parkland Fuel	2,744	67,418
Pason Systems	1,600	26,191
Pembina Pipeline	1,748	60,538
Pembina Pipeline (New York Shares)	1,893	65,498
†Pengrowth Energy	23,764	16,992
Peyto Exploration & Development	5,695	43,839
†PHX Energy Services	2,800	4,537
Pizza Pizza Royalty	900	8,386
Polaris Infrastructure	900	9,639
Pollard Banknote	800	13,108

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Precision Drilling	13,907	$46,016
†Precision Drilling (New York Shares)	5,200	17,264
†Premier Gold Mines	11,196	22,228
Premium Brands Holdings	1,100	94,784
Quarterhill	7,500	8,329
Quebecor Class B	3,300	67,574
†Raging River Exploration	9,749	42,269
Recipe Unlimited	1,200	25,987
Restaurant Brands International	969	58,450
Richelieu Hardware	1,400	29,190
Ritchie Bros Auctioneers	1,492	50,907
Rocky Mountain Dealerships	1,200	10,050
Rogers Communications Class B	500	23,748
Rogers Communications (New York Shares) Class B	500	23,730
Rogers Sugar	5,200	20,964
†Roxgold	25,200	21,469
Royal Bank of Canada	2,600	195,774
Royal Bank of Canada (New York Shares)	6,505	489,827
Russel Metals	3,400	69,492
†Sandstorm Gold	8,400	37,762
Saputo	2,500	83,007
Secure Energy Services	9,000	49,701
†SEMAFO	21,500	62,309
†Seven Generations Energy Class A	17,753	195,673
Shaw Communications Class B	8,572	174,440
ShawCor	3,461	67,185
†Shopify Class A	200	29,165
Sienna Senior Living	700	8,828
†Sierra Wireless	900	14,397
†Sierra Wireless (Nasdaq Stock Market)	507	8,112
Sleep Country Canada Holdings	1,300	32,207
SNC-Lavalin Group	2,189	96,675
†Spin Master	1,100	48,773
Sprott	5,700	13,181
†SSR Mining	5,462	53,887
Stantec	2,500	64,295
Stantec (New York Shares)	2,136	54,788
†Stars Group	4,516	163,931
Stella-Jones	1,500	54,642
†STEP Energy Services	2,800	23,386
Stuart Olson	2,000	11,714
Sun Life Financial	2,300	92,427
Sun Life Financial (New York Shares)	5,322	213,625
Suncor Energy	13,192	536,852
Suncor Energy (New York Shares)	13,174	535,918
†SunOpta	4,163	34,969
Superior Plus	11,200	108,281
Surge Energy	21,900	39,647
Tahoe Resources	7,972	39,234
Tahoe Resources (New York Shares)	4,400	21,648

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Canada (continued)
†Tamarack Valley Energy	5,900	$20,689
†Taseko Mines	18,300	19,488
Teck Resources Class B	8,254	210,266
Teck Resources (New York Shares) Class B	14,676	373,504
†Teranga Gold	9,160	32,678
TFI International	4,900	151,139
Thomson Reuters	1,000	40,353
Thomson Reuters (New York Shares)	300	12,096
Timbercreek Financial	2,065	14,357
TMX Group	1,518	99,510
TORC Oil & Gas	6,234	34,806
Toromont Industries	1,400	60,551
Toronto-Dominion Bank	7,400	428,301
Toronto-Dominion Bank (New York Shares)	5,265	304,633
Torstar Class B	2,100	2,077
Total Energy Services	1,899	16,785
Tourmaline Oil	9,800	175,105
TransAlta	6,700	33,636
TransAlta (New York Shares)	11,388	56,940
TransAlta Renewables	4,464	42,241
TransCanada	4,492	194,054
Transcontinental Class A	5,000	116,115
†TransGlobe Energy	4,400	12,183
†Trican Well Service	12,870	29,271
†Trinidad Drilling	20,800	29,587
†Trisura Group	500	10,121
†Turquoise Hill Resources	17,841	50,484
Uni-Select	1,700	27,039
†Valeant Pharmaceuticals International	14,262	331,449
Valener	1,400	21,533
Vermilion Energy	3,028	109,198
Vermilion Energy (New York Shares)	1,000	36,010
Wajax	1,900	35,987
Waste Connections	600	45,168
†Wesdome Gold Mines	14,900	34,795
West Fraser Timber	3,000	206,496
Western Forest Products	23,600	48,110
Westjet Airlines	1,300	17,928
Westshore Terminals Investment	2,900	52,567
Wheaton Precious Metals	1,870	41,279
Wheaton Precious Metals (New York Shares)	5,200	114,712
Whitecap Resources	21,400	145,038
Winpak	1,595	53,383
WSP Global	1,244	65,500
Yamana Gold	47,893	139,528
†Yangarra Resources	5,400	22,756
ZCL Composites	2,300	15,133

		27,888,570

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
☐China–0.01%
†GCL New Energy Holdings	590,000	$24,064

		24,064

Denmark–1.75%
†ALK-Abello Class A	322	53,802
Alm Brand	2,384	23,429
Ambu Class B	3,180	107,264
AP Moller - Maersk Class A	33	39,181
AP Moller - Maersk Class B	50	62,289
†Bang & Olufsen	1,372	29,806
†Bavarian Nordic	821	24,218
Brodrene Hartmann	211	12,369
Carlsberg Class B	1,750	206,161
Chr Hansen Holding	1,372	126,750
Coloplast Class B	547	54,683
Columbus	4,653	11,100
†D/S Norden	2,354	41,767
Danske Bank	6,956	217,786
†Dfds	1,405	89,718
DSV	4,845	391,552
FLSmidth & Co.	1,590	95,176
†Genmab	461	71,159
GN Store Nord	7,101	323,666
H Lundbeck	2,308	162,212
†H+H International Class B	1,148	18,174
IC Group	491	12,329
ISS	3,121	107,279
Jeudan	76	11,746
Jyske Bank	3,576	196,177
Matas	3,162	25,673
†Nilfisk Holding	1,465	71,528
†NKT	979	26,777
NNIT	488	12,147
Novo Nordisk Class B	12,030	558,136
Novo Nordisk ADR	2,700	124,524
Novozymes Class B	2,145	108,831
Orsted	771	46,647
Pandora	5,812	406,114
Per Aarsleff Holding Class B	810	28,630
Ringkjoebing Landbobank	1,435	80,298
Rockwool International Class A	163	56,974
Rockwool International Class B	323	126,163
Royal Unibrew	2,534	201,967
RTX	767	22,962
Scandinavian Tobacco Group	2,507	37,861
Schouw & Co.	556	49,108
SimCorp	1,167	94,568
Solar Class B	303	18,902
Spar Nord Bank	4,431	47,436
Sydbank	2,941	101,138
Topdanmark	2,824	123,673
Tryg	4,436	104,156

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
Vestas Wind Systems	5,062	$313,402
†William Demant Holding	3,982	160,280
†Zealand Pharma	1,380	18,169

		5,455,857

Finland–1.84%
†Ahlstrom-Munksjo	1,594	28,816
Aktia Bank	2,558	24,495
Alma Media	1,259	9,704
†Amer Sports Class A	5,961	188,093
†Asiakastieto Group	623	19,789
Aspo	1,168	12,521
Atria	742	9,012
Cargotec Class B	2,053	103,907
†Caverion	638	4,537
†Citycon	19,495	42,209
Cramo	1,919	44,618
Elisa	4,071	188,596
Finnair	3,430	37,111
Fiskars	1,151	26,049
Fortum	10,545	251,707
F-Secure	2,413	10,609
Huhtamaki	6,263	231,778
Kemira	4,819	64,099
Kesko Class A	640	36,398
Kesko Class B	3,821	233,817
Kone Class B	2,104	107,275
Konecranes	2,515	103,794
Lassila & Tikanoja	2,087	40,116
Metsa Board	12,062	136,493
Metso	5,796	194,258
Neste	6,313	495,420
Nokia	100,497	578,587
Nokian Renkaat	6,335	250,349
Olvi Class A	782	28,949
Oriola Class B	10,932	39,001
Orion Class A	901	26,568
Orion Class B	1,511	40,743
Outokumpu	12,925	80,420
†Outotec	2,812	22,396
Ponsse	379	13,300
Raisio	7,392	31,379
Ramirent	4,940	52,497
Revenio Group	804	14,384
Sampo Class A	8,684	423,901
Sanoma	2,423	24,589
†Stockmann Class B	1,585	7,413
Stora Enso Class R	17,391	340,382
Technopolis	5,160	23,230
Tieto	2,524	81,823
Tikkurila	1,661	28,514
UPM-Kymmene	17,553	627,661

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Finland (continued)
Uponor	2,865	$46,004
Vaisala Class A	830	20,936
Valmet	6,412	123,701
Wartsila	6,111	120,106
YIT	6,980	41,612

		5,733,666

France–7.70%
ABC arbitrage	790	6,559
Accor	827	40,582
Actia Group	1,052	8,858
Aeroports de Paris	301	68,087
†Air France-KLM	11,129	90,767
Air Liquide	2,984	375,304
Airbus	2,953	345,748
Akka Technologies	602	43,095
AKWEL	593	18,074
Albioma	2,048	46,207
Alstom	4,500	206,841
Alten	1,675	172,721
Altran Technologies	10,359	150,248
Amundi	1,056	73,178
Arkema	3,675	435,175
Assystem	625	19,889
Atos	1,617	220,841
Aubay	366	15,301
AXA	21,560	529,111
Axway Software	477	10,807
Bastide le Confort Medical	242	13,961
Beneteau	1,847	34,640
Bigben Interactive	645	9,340
BioMerieux	715	64,377
BNP Paribas	12,249	760,850
Boiron	504	42,789
Bollore	17,193	79,991
Bonduelle	665	24,035
†Bourbon	1,171	6,489
Bouygues	7,398	318,880
Bureau Veritas	6,123	163,459
Capgemini	1,703	229,106
Carrefour	20,588	333,472
Casino Guichard Perrachon	2,697	104,723
†CGG	13,342	33,125
Chargeurs	777	23,193
Cie de Saint-Gobain	12,178	544,256
Cie des Alpes	539	18,506
Cie Generale des Etablissements Michelin	5,358	652,613
Cie Plastic Omnium	3,888	164,408
CNP Assurances	4,598	104,652
Coface	5,409	60,134
Credit Agricole	12,217	163,143

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Danone	4,318	$317,026
Dassault Aviation	6	11,435
Dassault Systemes	1,117	156,532
Derichebourg	4,013	25,400
Devoteam	373	42,470
Edenred	5,397	170,549
Eiffage	4,840	526,668
Electricite de France	11,830	162,742
Electricite de Strasbourg	55	7,900
Elior Group	5,976	86,258
Elis	2,842	65,183
Engie	24,215	371,294
Eramet	660	86,863
†Erytech Pharma	867	9,760
Essilor International Cie Generale d’Optique	2,705	381,911
Esso SA Francaise	184	10,357
†Etablissements Maurel et Prom	3,546	25,881
Eurofins Scientific	251	139,641
Euronext	2,240	142,434
Europcar Groupe	6,415	66,936
Eutelsat Communications	11,520	238,994
Exel Industries Class A	95	10,650
Faurecia	3,155	225,191
†Fnac Darty	1,176	111,858
Gaztransport Et Technigaz	801	49,109
Getlink	5,663	77,673
GL Events	693	18,654
Groupe Crit	166	15,567
Groupe Open	435	16,078
Guerbet	341	22,778
Haulotte Group	610	10,429
Hermes International	169	103,376
†ID Logistics Group	130	21,041
Iliad	164	25,922
Imerys	2,184	176,620
Ingenico Group	3,462	311,305
Ipsen	679	106,531
IPSOS	2,079	71,088
Jacquet Metal Service	688	21,934
JCDecaux	990	33,134
Kaufman & Broad	1,431	67,480
Kering	436	246,230
Korian	2,486	83,959
Lagardere	6,355	167,797
Le Belier	321	21,892
Lectra	1,133	26,039
Legrand	3,082	226,387
Linedata Services	218	8,961
LISI	1,127	42,708
LNA Sante	292	18,414
L’Oreal	954	235,628

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
LVMH Moet Hennessy Louis Vuitton	1,297	$431,974
Maisons du Monde	2,185	80,479
Maisons France Confort	195	9,701
Manitou BF	384	14,462
Mersen	554	22,061
Metropole Television	1,918	38,368
Natixis	21,039	149,332
†Naturex	328	51,634
Neopost	1,745	46,910
Nexans	1,167	40,244
Nexity	1,968	124,334
Oeneo	1,987	23,575
Orange	43,098	721,982
Orange ADR	1,900	31,673
Orpea	1,465	195,548
Pernod Ricard	402	65,677
Peugeot	25,297	577,838
†Pierre & Vacances	210	7,198
Plastivaloire	1,424	25,310
Publicis Groupe	5,352	368,379
Rallye	1,545	17,682
†Recylex	1,894	19,165
Renault	4,860	413,347
Rexel	10,680	153,594
Robertet	45	26,486
Rothschild & Co.	1,472	49,765
Rubis	2,760	172,437
Safran	1,748	212,399
Sanofi	6,591	528,397
Sartorius Stedim Biotech	594	62,084
Savencia	292	25,575
Schneider Electric	4,701	392,083
SCOR	5,874	218,274
SEB	909	158,805
†Sequana	2,004	1,079
SES FDR	23,259	426,170
Societe BIC	1,051	97,452
Societe Generale	8,122	342,546
Societe pour l’Informatique Industrielle	325	10,399
Sodexo	886	88,588
†SOITEC	441	37,183
†Solocal Group	24,875	31,780
Somfy	359	33,330
Sopra Steria Group	904	184,324
SPIE	3,288	66,734
†Stallergenes Greer	249	8,927
†Ste Industrielle d’Aviation Latecoere	4,124	22,057
Stef	248	29,888
STMicroelectronics	11,773	262,734
STMicroelectronics (New York Shares)	1,700	37,604
Suez	4,993	64,751

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Synergie	615	$30,308
Tarkett	1,197	34,499
†Technicolor	9,951	12,248
Teleperformance	2,918	515,576
Television Francaise 1	2,522	26,595
†Tessi	54	12,045
Thales	1,236	159,279
Thermador Groupe	282	18,903
TOTAL	20,319	1,238,866
TOTAL ADR	4,876	295,291
Trigano	425	75,539
†Ubisoft Entertainment	6,574	721,495
Valeo	3,904	213,457
†Vallourec	17,100	101,404
Veolia Environnement	3,851	82,434
Vetoquinol	184	11,088
Vicat	888	58,280
Vilmorin & Cie	435	29,362
Vinci	4,045	389,048
†Virbac	217	29,599
Vivendi	8,579	210,390
†Worldline	650	36,830

		23,973,056

Germany–7.26%
1&1 Drillisch	779	44,358
Aareal Bank	3,414	150,185
adidas	998	217,884
ADO Properties	1,211	65,845
†ADVA Optical Networking	2,754	19,683
†AIXTRON	2,094	27,144
Allgeier	430	13,859
Allianz	4,696	970,776
Amadeus Fire	168	18,148
Aurubis	2,066	158,030
Axel Springer	1,791	129,570
BASF	14,959	1,430,896
Basler	48	9,283
Bauer	962	21,255
Bayer	7,581	835,289
Bayer ADR	980	27,028
Bayerische Motoren Werke	6,608	599,057
BayWa	899	30,446
Bechtle	811	62,602
Beiersdorf	507	57,573
Bertrandt	246	23,370
Bilfinger	1,719	87,444
Borussia Dortmund & Co.	3,145	19,741
Brenntag	5,711	318,259
CANCOM	360	36,786
CECONOMY	5,079	42,337
CENIT	409	8,311

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
CENTROTEC Sustainable	677	$10,436
Cewe Stiftung & Co.	375	34,684
comdirect bank	823	11,918
†Commerzbank	20,543	196,983
CompuGroup Medical	813	41,775
Continental	1,617	369,263
Covestro	2,731	243,723
CropEnergies	1,890	11,146
CTS Eventim & Co.	2,200	108,367
Daimler	19,213	1,236,949
Deutsche Bank	29,170	314,145
Deutsche Bank (New York Shares)	4,280	45,454
Deutsche Boerse	2,800	373,252
Deutsche Lufthansa	10,495	252,475
Deutsche Pfandbriefbank	7,684	107,770
Deutsche Post	5,714	186,638
†Deutsche Telekom	60,657	939,984
Deutsche Telekom ADR	4,300	66,371
Deutsche Wohnen	6,765	327,067
Deutz	7,452	57,567
†Dialog Semiconductor	792	12,079
DIC Asset	1,727	19,381
Diebold Nixdorf	264	17,635
Dr Hoenle	138	13,602
Draegerwerk & Co.	124	7,414
Duerr	2,688	124,903
E.ON	43,082	460,548
Eckert & Ziegler	242	10,555
†EDAG Engineering Group	532	10,301
Elmos Semiconductor	625	16,495
ElringKlinger	2,669	34,254
Energiekontor	647	11,485
Evonik Industries	4,517	154,714
Fielmann	812	56,231
First Sensor	589	12,656
Fraport Frankfurt Airport Services Worldwide	1,522	146,848
Freenet	3,140	83,202
Fresenius & Co.	3,519	282,733
Fresenius Medical Care & Co.	3,034	306,053
FUCHS PETROLUB	1,252	59,214
GEA Group	1,112	37,516
Gerresheimer	2,231	181,073
†Gerry Weber International	1,052	6,757
Gesco	261	8,199
GFT Technologies	786	10,244
Grammer	710	49,417
Grand City Properties	3,016	78,331
H&R & Co.	1,285	15,306
Hamburger Hafen und Logistik	2,165	47,026
Hannover Rueck	949	118,360
†Hapag-Lloyd	1,517	54,032

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
HeidelbergCement	2,733	$230,050
†Heidelberger Druckmaschinen	22,239	61,135
Hella & Co.	2,252	126,235
Henkel & Co.	274	30,478
HOCHTIEF	474	85,688
†HolidayCheck Group	3,631	13,336
Hornbach Baumarkt	449	13,869
HUGO BOSS	2,396	217,576
Indus Holding	1,072	66,850
Infineon Technologies	10,452	266,454
Innogy	2,901	124,298
Isra Vision	465	28,563
Jenoptik	1,073	42,077
K+S	9,959	245,977
KION Group	4,198	302,185
Kloeckner & Co.	4,304	45,387
Koenig & Bauer	782	56,528
Krones	579	74,850
KWS Saat	51	18,106
LANXESS	5,339	416,490
LEG Immobilien	1,920	208,702
Leifheit	726	18,313
Leoni	1,918	97,433
Linde	1,759	419,870
MAN	787	89,103
Merck	2,142	209,169
METRO	10,658	131,745
MLP	2,356	14,665
MTU Aero Engines	1,934	371,753
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	1,679	354,991
Nemetschek	752	90,541
†Nordex	2,029	20,610
Norma Group	2,584	177,284
OHB	238	7,782
OSRAM Licht	2,600	106,270
paragon	108	6,369
PATRIZIA Immobilien	1,521	29,325
Pfeiffer Vacuum Technology	295	48,540
PNE	7,182	19,123
ProSiebenSat.1 Media	9,701	246,175
Puma	36	21,062
†QIAGEN	3,299	120,200
QSC	4,933	8,077
Rational	114	74,419
Rheinmetall	2,337	258,068
RHOEN-KLINIKUM	858	25,029
RIB Software	1,099	25,540
RTL Group	708	48,037
RWE	18,432	420,273
S&T	2,225	57,372
SAF-Holland	2,227	33,549

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Salzgitter	2,043	$89,110
SAP	1,772	204,761
Scout24	2,351	124,755
SHW	537	21,980
Siemens	6,498	859,155
Siltronic	769	110,055
Sixt	869	97,372
Sixt Leasing	985	19,946
SMA Solar Technology	506	20,965
Software	1,442	67,207
Stabilus	958	86,200
STRATEC Biomedical	196	15,313
Stroeer & Co.	1,947	117,892
Suedzucker	2,688	42,817
†SUESS MicroTec	815	12,240
Surteco	396	11,631
Symrise	2,556	224,166
TAG Immobilien	4,160	91,477
Takkt	1,454	26,590
Talanx	2,213	80,838
Technotrans	209	9,092
†Tele Columbus	2,040	14,175
Telefonica Deutschland Holding	18,736	73,867
thyssenkrupp	5,332	129,640
TLG Immobilien	2,325	62,014
†Tom Tailor Holding	3,269	26,856
Uniper	6,544	195,179
United Internet	1,880	107,709
VERBIO Vereinigte BioEnergie	2,083	13,111
Volkswagen	663	109,557
Vonovia	1,583	75,350
Vossloh	415	20,209
VTG	836	47,447
Wacker Chemie	801	104,906
Wacker Neuson	967	24,573
Washtec	578	51,097
Wirecard	743	119,696
Wuestenrot & Wuerttembergische	905	18,580
XING	119	38,425
†Zalando	276	15,429
Zeal Network	283	8,824

		22,623,417

∎Hong Kong–2.83%
Agritrade Resources	340,000	64,138
AIA Group	103,200	902,355
Allied Properties	148,000	31,692
†Applied Development Holdings	125,000	10,515
APT Satellite Holdings	27,500	11,287
Asia Satellite Telecommunications Holdings	6,500	5,153
ASM Pacific Technology	13,500	170,694

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Bank of East Asia	21,400	$85,512
BOC Aviation	12,900	80,156
BOC Hong Kong Holdings	31,000	145,999
Bright Smart Securities & Commodities Group	48,000	14,072
†=Brightoil Petroleum Holdings	123,000	23,516
†Burwill Holdings	208,000	8,086
Cafe de Coral Holdings	24,000	58,122
Cathay Pacific Airways	22,000	34,603
Century City International Holdings	124,000	11,538
CGN Mining	155,000	8,594
China Display Optoelectronics Technology Holdings	192,000	16,641
China Flavors & Fragrances	38,000	11,867
Chinese Estates Holdings	17,000	22,102
Chong Hing Bank	8,000	15,540
Chow Sang Sang Holdings International	15,000	28,908
Chow Tai Fook Jewellery Group	32,000	36,056
Chuang’s Consortium International	88,000	18,956
CITIC Telecom International Holdings	95,000	24,944
CK Asset Holdings	18,680	148,333
CK Hutchison Holdings	28,180	298,840
CK Infrastructure Holdings	14,000	103,765
CK Life Sciences International Holdings	84,000	5,782
CLP Holdings	6,000	64,622
CNQC International Holdings	42,500	12,784
Cowell e Holdings	68,000	14,561
CSI Properties	280,000	16,595
CW Group Holdings	24,000	1,346
Dah Sing Banking Group	19,600	41,071
Dah Sing Financial Holdings	6,400	37,361
Emperor International Holdings	44,000	12,787
†Esprit Holdings	109,700	34,117
†eSun Holdings	114,000	18,163
Fairwood Holdings	6,000	22,943
Far East Consortium International	64,000	38,095
First Pacific	142,000	68,596
†First Shanghai Investments	16,000	1,224
Galaxy Entertainment Group	10,000	77,432
Get Nice Holdings	192,000	6,852
Giordano International	100,000	62,965
†Global Brands Group Holding	358,000	21,446
Goodbaby International Holdings	35,000	21,190
Guoco Group	4,000	60,161
Guotai Junan International Holdings	144,000	31,202
Haitong International Securities Group	77,984	35,585
Hang Lung Group	33,000	92,536
Hang Lung Properties	38,000	78,367
Hang Seng Bank	6,400	160,049
Hanison Construction Holdings	16,639	2,990

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Henderson Land Development	17,011	$89,981
HK Electric Investments	36,500	34,799
HKBN	29,000	44,652
HKR International	45,600	27,957
HKT Trust & HKT	117,000	149,426
Hong Kong & China Gas	27,346	52,353
Hong Kong Aircraft Engineering	1,200	10,447
Hong Kong Exchanges & Clearing	6,028	181,326
†Hong Kong Finance Investment Holding Group	158,000	20,340
Hong Kong International Construction Investment Management Group	50,000	12,045
Hongkong & Shanghai Hotels	27,500	39,258
Honma Golf	17,500	17,956
Hopewell Holdings	24,500	83,690
Hutchison Telecommunications Hong Kong Holdings	74,000	26,127
Hysan Development	13,000	72,576
†I-CABLE Communications	16,026	251
IGG	36,000	46,069
IT	32,000	22,841
ITC Properties Group	31,000	10,234
Jacobson Pharma	86,000	20,279
Johnson Electric Holdings	19,000	55,337
Kerry Logistics Network	28,500	39,741
Kerry Properties	22,000	105,295
Kingston Financial Group	186,000	53,105
Kowloon Development	15,000	16,901
Lai Sun Development	8,400	14,026
Lai Sun Garment International	14,200	21,249
Li & Fung	286,000	104,986
Lifestyle International Holdings	28,500	60,447
Liu Chong Hing Investment	10,000	15,805
L’Occitane International	20,750	34,224
Luk Fook Holdings International	22,000	90,994
Macau Legend Development	150,000	24,664
Man Wah Holdings	24,800	19,472
Melco International Development	49,000	150,830
Melco Resorts & Entertainment ADR	600	16,800
MGM China Holdings	20,400	47,323
Microport Scientific	31,000	37,458
Midland Holdings	52,000	14,051
Miramar Hotel & Investment	10,000	18,864
†Mongolian Mining	355,000	5,792
MTR	13,500	74,679
NagaCorp	106,000	96,467
Nameson Holdings	38,000	5,715
New World Development	105,077	147,860
†NewOcean Energy Holdings	62,000	12,644
NWS Holdings	48,058	83,184
†OCI International Holdings	24,000	3,793
†Orient Overseas International	6,500	63,297

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
†=Pacific Andes International Holdings	338,000	$6,290
†Pacific Basin Shipping	153,000	41,928
Pacific Textiles Holdings	82,000	69,713
PC Partner Group	28,000	22,413
PCCW	246,000	138,590
Pico Far East Holdings	58,000	23,657
Playmates Holdings	60,000	8,183
Polytec Asset Holdings	85,000	7,151
Power Assets Holdings	10,500	73,407
PRADA	8,600	39,790
Public Financial Holdings	24,000	10,248
†Realord Group Holdings	26,000	15,576
Regal Hotels International Holdings	18,000	11,196
Regina Miracle International Holdings	10,000	7,775
Sa Sa International Holdings	56,000	35,546
†Samsonite International	61,500	217,526
Sands China	14,800	79,135
Shangri-La Asia	24,000	45,151
Shenwan Hongyuan	20,000	5,328
Singamas Container Holdings	72,000	10,095
Sino Land	74,000	120,353
SITC International Holdings	91,000	101,490
Sitoy Group Holdings	26,000	5,567
SJM Holdings	76,000	94,545
SmarTone Telecommunications Holdings	33,500	34,586
Soundwill Holdings	5,000	8,259
Stella International Holdings	14,000	17,345
Sun Hung Kai & Co.	29,000	16,301
Sun Hung Kai Properties	20,000	301,825
Swire Pacific Class A	13,500	142,991
Swire Pacific Class B	22,500	40,035
Swire Properties	6,800	25,135
Tao Heung Holdings	2,000	339
Techtronic Industries	13,000	72,493
Television Broadcasts	9,800	31,040
Texwinca Holdings	36,000	15,372
†TOM Group	44,000	11,777
=Town Health International Medical Group	100,000	8,795
Tradelink Electronic Commerce	74,000	11,601
Transport International Holdings	13,600	39,003
Tsui Wah Holdings	20,000	2,524
United Laboratories International Holdings	36,000	37,489
Value Partners Group	25,000	19,756
†Victory City International Holdings	87,604	1,474
Vitasoy International Holdings	20,000	63,985
VPower Group International Holdings	11,000	4,529
VSTECS Holdings	32,000	16,029
VTech Holdings	6,400	73,866
WH Group	272,000	221,536

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
Wharf Holdings	25,000	$80,300
Wharf Real Estate Investment	9,000	64,068
Wheelock & Co.	16,000	111,451
Wing On Co. International	3,000	10,936
Wing Tai Properties	16,000	13,501
Wynn Macau	17,200	55,356
Xinyi Glass Holdings	104,000	127,123
Yue Yuen Industrial Holdings	44,000	124,222

		8,826,111

Ireland–0.67%
AIB Group	11,584	62,904
Bank of Ireland Group	28,293	220,876
C&C Group	14,631	55,359
CRH ADR	10,567	373,543
Glanbia	6,515	120,971
Glanbia (London Stock Exchange)	3,581	66,492
Irish Continental Group	3,656	21,561
Kerry Group Class A	1,119	117,086
Kingspan Group	7,952	398,199
Paddy Power Betfair	2,368	262,708
Paddy Power Betfair (London Stock Exchange)	642	70,324
Smurfit Kappa Group	7,455	302,096

		2,072,119

Israel–0.69%
†Africa Israel Properties	560	12,699
†Airport City	1,490	16,498
Alrov Properties & Lodgings	323	10,083
Amot Investments	5,068	25,352
†Arko Holdings	22,824	12,459
Ashtrom Properties	3,364	14,750
Azrieli Group	384	19,041
Bank Hapoalim	23,396	158,286
Bank Leumi Le-Israel	43,638	257,659
Bayside Land	27	11,639
Bezeq The Israeli Telecommunication	33,254	37,415
Big Shopping Centers	149	10,052
Blue Square Real Estate	300	10,333
†Brack Capital Properties	40	4,378
†Cellcom Israel	2,790	15,840
†Clal Insurance Enterprises Holdings	812	11,327
Danel Adir Yeoshua	234	10,337
Delek Automotive Systems	3,464	18,966
Delek Group	154	20,893
Delta-Galil Industries	368	10,643
Dexia Israel Bank	75	13,564
Direct Insurance Financial Investments	1,870	20,733
†El Al Israel Airlines	17,349	3,690
Elbit Systems	270	31,685

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Israel (continued)
Elbit Systems (New York Shares)	192	$22,798
Electra	116	28,827
Electra Consumer Products 1970	515	5,990
First International Bank Of Israel	2,222	46,375
Formula Systems 1985	762	27,537
Fox Wizel	1,055	21,773
Frutarom Industries	1,025	100,448
†Gilat Satellite Networks	1,455	13,455
Hadera Paper	295	21,353
Harel Insurance Investments & Financial Services	7,360	55,146
Hilan	812	17,855
IDI Insurance	189	11,335
†Industrial Buildings	8,736	11,154
Inrom Construction Industries	2,596	9,701
Israel Chemicals	10,236	46,728
Israel Discount Bank Class A	13,543	39,501
†Jerusalem Oil Exploration	498	25,279
†Kamada	634	3,263
Kenon Holdings	783	11,877
Kerur Holdings	403	10,520
Matrix IT	1,514	16,120
Maytronics	4,037	21,762
†Mazor Robotics ADR	417	23,148
Melisron	262	10,850
Menorah Mivtachim Holdings	875	9,429
†Migdal Insurance & Financial Holding	29,788	25,715
Mizrahi Tefahot Bank	4,998	91,769
Naphtha Israel Petroleum	2,641	15,471
Neto ME Holdings	91	7,425
†Nice	211	21,779
†Nice ADR	489	50,744
†Nova Measuring Instruments	1,159	31,675
Oil Refineries	109,268	45,909
†Partner Communications	7,166	26,876
Paz Oil	291	38,174
Phoenix Holdings	4,957	25,881
Plasson Industries	216	9,181
Rami Levy Chain Stores Hashikma Marketing 2006	226	10,959
Scope Metals Group	396	10,664
Shapir Engineering & Industry	3,168	9,223
Shikun & Binui	16,387	28,906
Shufersal	5,699	34,927
†SodaStream International	404	33,815
Strauss Group	988	19,877
Summit Real Estate Holdings	1,759	14,935
Tadiran Holdings	507	12,340
Teva Pharmaceutical Industries ADR	4,921	119,679
†Tower Semiconductor	3,782	83,242

		2,139,712

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Italy–2.89%
A2A	74,880	$129,856
ACEA	2,105	31,318
Amplifon	3,138	65,083
†Arnoldo Mondadori Editore	9,603	14,646
Ascopiave	4,301	15,018
Assicurazioni Generali	21,536	361,402
†Astaldi	1,991	4,664
Atlantia	4,828	142,758
Autogrill	3,833	47,582
Azimut Holding	8,030	124,298
†Banca Carige	7,846	75
Banca Generali	2,086	51,985
Banca IFIS	815	24,536
Banca Mediolanum	6,923	46,932
†Banca Monte dei Paschi di Siena	3,450	9,931
Banca Popolare di Sondrio	22,831	91,931
†Banco BPM	82,092	240,818
Banco di Desio e della Brianza	4,685	11,708
BE	10,569	11,084
Biesse	435	17,008
BPER Banca	25,197	138,504
Brembo	8,596	116,345
Brunello Cucinelli	733	32,742
Buzzi Unicem	2,778	68,095
Cairo Communication	4,870	19,479
Cementir Holding	2,477	19,612
Cerved Group	5,416	58,188
CIR-Compagnie Industriali Riunite	21,107	25,832
CNH Industrial	14,972	159,037
Credito Emiliano	4,840	35,835
†Credito Valtellinese	238,896	26,922
Danieli & C Officine Meccaniche	833	20,720
Datalogic	1,125	41,581
Davide Campari-Milano	11,156	91,782
De’ Longhi	2,087	59,175
DiaSorin	743	84,772
Ei Towers	795	43,960
Enav	7,305	36,648
Enel	101,438	563,511
Eni	38,464	714,470
ERG	2,382	52,101
Esprinet	1,533	6,946
Falck Renewables	13,966	33,761
Ferrari	2,515	342,162
†Fiat Chrysler Automobiles	28,718	547,791
Fila	960	19,664
Fincantieri	11,573	15,785
FinecoBank Banca Fineco	13,075	147,682
Geox	789	2,230
Gruppo MutuiOnline	1,221	20,305
Hera	37,787	117,821
IMA Industria Macchine Automatiche	532	46,347

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
†IMMSI	4,790	$2,660
Interpump Group	2,344	72,922
Intesa Sanpaolo	158,565	460,431
Iren	23,325	59,653
Italgas	13,922	76,771
Italmobiliare	714	17,510
†Juventus Football Club	25,405	19,611
Leonardo	8,268	81,742
Luxottica Group	774	49,948
Maire Tecnimont	9,843	44,254
MARR	1,059	27,925
†Mediaset	31,335	100,265
Mediobanca Banca di Credito Finanziario	17,641	164,026
Moncler	4,689	213,557
†Mondo TV	3,293	14,402
OVS	2,123	6,932
Parmalat	5,975	20,165
Piaggio & C	13,390	33,682
Poste Italiane	17,325	145,064
Prima Industrie	237	10,171
Prysmian	5,302	132,068
RAI Way	1,501	7,029
Recordati	1,750	69,607
Reno de Medici	19,356	21,700
Reply	484	32,896
Retelit	11,620	22,024
†Rizzoli Corriere Della Sera Mediagroup	17,359	21,894
Sabaf	510	10,208
SAES Getters	855	21,866
†Safilo Group	2,772	14,535
†Saipem	26,852	123,675
Salini Impregilo	8,251	21,506
Salvatore Ferragamo	1,717	41,907
Saras	40,141	97,316
Servizi Italia	1,444	7,757
Sesa	667	21,927
Snam	11,027	46,049
Societa Cattolica di Assicurazioni	8,112	67,686
Societa Iniziative Autostradali e Servizi	4,013	60,454
SOL	1,200	14,714
Technogym	3,868	45,848
†Telecom Italia	376,200	280,027
†Telecom Italia ADR	6,900	50,646
Tenaris	3,263	59,883
Terna Rete Elettrica Nazionale	28,684	155,159
Tod’s	380	23,675
UniCredit	20,166	336,669
Unione di Banche Italiane	56,034	215,417
Unipol Gruppo	21,853	84,445
UnipolSai Assicurazioni	43,859	96,931

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
Vittoria Assicurazioni	1,077	$17,533
Zignago Vetro	1,349	12,571

		9,009,751

Japan–24.23%
77 Bank	3,300	72,042
A&D	2,600	24,141
ABC-Mart	500	27,368
Achilles	800	15,730
Adastria	1,600	20,304
ADEKA	4,300	69,016
Advan	1,200	10,481
Advantest	1,100	22,931
Aeon	12,600	269,720
Aeon Delight	900	30,646
Aeon Fantasy	300	17,531
AEON Financial Service	2,700	57,651
Aeon Hokkaido	2,300	16,848
Aeon Mall	3,000	53,922
Aeria	1,700	21,681
AGC	6,900	268,920
Ahresty	1,900	16,938
Ai Holdings	1,200	26,034
Aica Kogyo	1,900	66,757
Aichi	3,200	18,758
Aichi Bank	300	13,020
Aichi Steel	400	15,409
Aida Engineering	1,500	14,592
Ain Holdings	1,500	110,690
Air Water	6,600	121,252
Airport Facilities	3,600	20,030
Aisan Industry	2,000	16,872
Aisin Seiki	7,300	332,972
Ajinomoto	13,400	253,682
Ajis	700	23,646
Akatsuki	400	15,120
†Akebono Brake Industry	7,100	17,251
Akita Bank	900	25,078
Albis	600	17,342
Alconix	1,500	21,623
Alfresa Holdings	3,400	79,998
Alinco	2,100	20,295
Alpen	600	12,914
Alpine Electronics	1,800	37,166
Alps Electric	13,800	354,738
Amada Holdings	10,200	98,117
Amano	2,700	63,845
Amiyaki Tei	300	12,424
Amuse	600	16,144
ANA Holdings	1,000	36,752
Anest Iwata	1,300	14,032
Anicom Holdings	1,100	41,431

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
AOKI Holdings	1,900	$27,732
Aomori Bank	1,100	33,234
Aoyama Trading	2,200	73,522
Aozora Bank	1,300	49,492
Arakawa Chemical Industries	1,000	16,068
Arata	300	18,155
Arcland Sakamoto	1,600	24,047
Arcland Service Holdings	500	10,622
Arcs	1,600	43,644
Arealink	700	19,379
Ariake Japan	300	25,850
Artnature	400	2,475
ArtSpark Holdings	1,600	20,955
Asahi	1,900	26,806
Asahi Diamond Industrial	1,800	12,730
Asahi Group Holdings	2,900	148,569
Asahi Holdings	1,000	18,651
Asahi Intecc	2,800	105,966
Asahi Kasei	22,000	279,781
Asahi Kogyosha	500	15,852
ASAHI YUKIZAI	1,200	24,723
Asante	800	15,326
Asanuma	5,000	17,884
Asia Pile Holdings	1,700	11,009
Asics	4,500	76,128
ASKA Pharmaceutical	2,200	28,614
Astellas Pharma	12,700	193,743
Asukanet	1,500	20,458
Ateam	900	19,209
Atom	1,800	17,494
Autobacs Seven	1,800	31,931
Avex	1,000	13,892
Awa Bank	9,000	55,440
Axial Retailing	700	26,618
Azbil	1,200	52,351
Bandai Namco Holdings	2,100	86,682
Bando Chemical Industries	1,500	16,570
Bank of Iwate	1,200	46,227
Bank of Kochi	1,600	17,212
Bank of Kyoto	1,800	83,403
Bank of Nagoya	700	24,342
Bank of Okinawa	980	35,893
Bank of Saga	700	15,705
Bank of Toyama	500	19,013
Baroque Japan	4,000	35,768
†Beenos	600	9,625
Belc	400	21,171
Bell System24 Holdings	1,900	33,173
Belluna	2,000	25,236
Benefit One	1,800	50,887
Benesse Holdings	1,200	42,596
Bic Camera	3,800	58,657

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
BML	1,000	$25,787
Bourbon	500	12,871
Bridgestone	9,800	383,538
Brother Industries	11,500	227,268
Bunka Shutter	2,900	24,622
C Uyemura & Co.	300	21,081
Calbee	1,700	63,952
Can Do	500	7,903
Canon	8,200	268,927
Canon Electronics	500	10,080
Canon Marketing Japan	2,600	54,200
Capcom	2,600	64,111
Carlit Holdings	2,400	20,485
Casio Computer	5,600	91,146
Cawachi	600	12,286
Central Glass	1,800	37,783
Central Japan Railway	500	103,690
Central Sports	600	22,870
Chiba Bank	14,800	104,669
Chiba Kogyo Bank	4,900	21,376
Chilled & Frozen Logistics Holdings	700	8,409
Chiyoda	1,100	25,435
Chiyoda Integre	500	10,970
Chubu Electric Power	4,500	67,511
Chubu Shiryo	900	15,827
Chuetsu Pulp & Paper	800	12,320
Chugai Pharmaceutical	500	26,239
Chugai Ro	300	7,606
Chugoku Bank	5,500	55,688
Chugoku Electric Power	5,300	68,551
Chugoku Marine Paints	4,600	45,869
Chukyo Bank	700	14,725
CI Takiron	4,000	22,544
Ci:z Holdings	400	19,040
Citizen Watch	14,700	96,659
CKD	2,700	44,433
CK-San-Etsu	100	3,328
Clarion	15,000	40,374
CMIC Holdings	800	16,590
CMK	2,400	15,304
Coca-Cola Bottlers Japan Holdings Class C	1,775	70,942
cocokara fine	600	36,906
Coco’s Japan	700	14,978
COLOPL	1,900	12,871
Colowide	1,200	32,093
COMSYS Holdings	3,000	79,637
Comture	500	12,379
Concordia Financial Group	27,569	140,441
CONEXIO	600	10,438
COOKPAD	1,200	5,539
Cosel	1,100	13,939

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Cosmo Energy Holdings	3,600	$126,487
Cosmos Pharmaceutical	300	60,913
Create Restaurants Holdings	1,300	19,034
Create SD Holdings	1,300	37,398
Credit Saison	5,700	89,787
CTI Engineering	400	5,376
CTS	2,700	29,923
CyberAgent	1,900	114,293
†CYBERDYNE	1,900	22,275
Da Consortium Holdings	1,300	36,282
Dai Nippon Printing	5,200	116,432
Dai Nippon Toryo	2,000	25,850
Daibiru	3,600	36,645
Daicel	13,700	151,707
Dai-Dan	900	18,664
Daido Metal	1,300	13,257
Daido Steel	1,500	69,367
Daifuku	1,500	65,777
Daihatsu Diesel Manufacturing	2,400	17,710
Daihen	4,000	24,098
Daiho	5,000	29,806
Daiichi Jitsugyo	600	17,613
Daiichi Kigenso Kagaku-Kogyo	1,000	10,739
Dai-ichi Life Holdings	10,900	194,539
Daiichi Sankyo	900	34,442
Dai-ichi Seiko Class C	300	4,869
Daiichikosho	500	24,161
Daiken	800	18,462
Daiki Aluminium Industry	3,000	18,615
Daikin Industries	1,400	167,800
Daikoku Denki	900	15,169
Daikokutenbussan	300	14,063
Daikyo	1,800	39,426
Daikyonishikawa	2,200	32,250
Dainichiseika Color & Chemicals Manufacturing	600	18,697
Daio Paper	4,000	55,711
Daiseki	500	14,700
Daishi Bank	1,800	71,616
Daito Pharmaceutical	600	18,642
Daito Trust Construction	800	130,136
Daiwa House Industry	9,400	320,592
Daiwa Securities Group	30,000	174,312
Daiwabo Holdings	1,000	53,290
Daiyu Lic Holdings	1,600	16,966
DCM Holdings	5,700	53,440
Dear Life	4,700	21,608
DeNA	3,700	69,412
Denka	3,800	126,821
Denso	4,200	205,306
Dentsu	3,600	170,709
Denyo	900	13,966

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Descente	1,100	$19,493
Dexerials	2,900	28,970
DIC	4,200	131,256
Digital Arts	500	27,097
Dip	1,500	38,572
Disco	300	51,240
DKS	3,000	20,377
DMG Mori	3,900	54,142
Don Quijote Holdings	1,000	48,051
Doshisha	900	20,371
Doutor Nichires Holdings	600	11,923
Dowa Holdings	2,300	70,943
DTS	1,100	40,884
DyDo Group Holdings	400	23,773
Eagle Industry	1,000	16,095
Earth	600	30,565
East Japan Railway	1,000	95,877
Ebara	2,700	84,013
EDION	4,000	40,356
EF-ON	960	11,671
eGuarantee	1,200	21,851
E-Guardian	700	18,234
Ehime Bank	1,400	16,274
Eiken Chemical	1,600	34,062
Eisai	300	21,146
Elecom	1,300	30,423
Electric Power Development	1,300	33,582
Elematec	100	2,374
EM Systems	2,300	23,412
Endo Lighting	1,600	12,732
en-japan	400	20,196
Enplas	400	11,164
EPS Holdings	2,100	45,067
eRex	2,300	24,202
ES-Con Japan	1,800	10,568
ESPEC	900	17,689
Exedy	1,300	40,275
Ezaki Glico	600	28,831
F@N Communications	2,300	15,539
FamilyMart UNY Holdings	1,700	179,036
FANUC	500	99,377
Fast Retailing	400	183,932
FCC	1,300	36,693
†FDK	12,000	20,810
Feed One	9,200	19,195
Ferrotec Holdings	1,100	17,009
FIDEA Holdings	7,000	10,875
Financial Products Group	1,500	19,361
First Brothers	1,700	21,604
FJ Next	1,500	13,873
Foster Electric	700	10,059
FP	1,000	55,277

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
France Bed Holdings	1,400	$12,291
Freund	1,800	15,705
F-Tech	1,100	12,886
Fudo Tetra	4,900	9,161
Fuji	3,100	27,720
Fuji Ehime	600	12,551
Fuji Electric	15,000	114,348
Fuji Kyuko	1,000	29,897
Fuji Miyagi	700	16,963
Fuji Oil	6,500	24,423
Fuji Oil Holdings	1,700	61,112
Fuji Pharma	1,200	20,615
Fuji Seal International	1,900	67,443
Fuji Soft	1,000	42,226
Fujibo Holdings	300	9,755
Fujicco	600	15,369
FUJIFILM Holdings	4,800	187,552
Fujikura	24,000	152,825
Fujikura Kasei	1,700	9,827
Fujikura Rubber	3,200	17,978
Fujimi	1,000	22,174
Fujimori Kogyo	900	29,671
Fujisash	13,300	14,175
Fujita Kanko	400	11,850
Fujitec	1,500	18,493
Fujitsu	60,000	364,070
Fujitsu Frontech	700	9,522
Fujitsu General	3,600	56,383
Fukuda	400	24,134
Fukui Bank	1,800	39,393
Fukui Computer Holdings Class H	500	8,255
Fukuoka Financial Group	16,000	80,495
†Fukushima Bank	1,600	10,102
Fukushima Industries	700	32,119
Fukuyama Transporting	1,400	71,571
FULLCAST Holdings	1,000	25,561
Funai Soken Holdings	1,800	40,108
Furukawa	1,900	28,196
Furukawa Battery	2,300	17,845
Furukawa Electric	3,700	129,499
Furuno Electric	2,500	19,690
Furusato Industries	1,400	23,014
Furyu	3,800	32,675
Fuso Chemical	1,200	30,988
Fuso Pharmaceutical Industries	400	10,517
Futaba Industrial	7,100	44,634
Future	2,000	24,586
Fuyo General Lease	900	61,943
G-7 Holdings	800	20,788
Gecoss	900	8,665
Genki Sushi	900	28,533
Geo Holdings	2,000	26,844

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Geostr	1,400	$7,928
Giken	800	18,606
GLOBERIDE	700	25,417
Glory	2,200	61,600
GMO Financial Holdings	2,700	20,826
GMO internet	1,300	30,987
GMO Payment Gateway	400	46,173
Godo Steel	1,200	22,729
Goldcrest	600	9,771
Goldwin	400	34,684
Gree	1,400	7,499
GS Yuasa	20,000	91,225
G-Tekt	1,000	16,944
GungHo Online Entertainment	9,800	24,961
Gunma Bank	13,900	73,069
†Gunosy	1,700	21,942
Gunze	300	19,239
Gurunavi	3,200	26,244
H2O Retailing	2,900	46,336
HABA Laboratories	400	42,271
Hachijuni Bank	20,900	89,478
Hagihara Industries	1,300	22,310
Hagiwara Electric Holdings	400	11,146
Hakuhodo DY Holdings	5,200	83,508
Hakuto	1,300	19,374
Halows	800	19,654
Hamakyorex	1,000	29,355
Hamamatsu Photonics	400	17,197
Hankyu Hanshin Holdings	3,800	152,906
Hanwa	1,400	53,425
Happinet	800	10,138
Harada Industry	1,800	13,299
Harmonic Drive Systems	1,200	50,833
Haseko	9,000	124,455
Hazama Ando	7,700	70,104
Heiwa	2,100	50,719
Heiwa Real Estate	1,500	26,758
Heiwado	2,200	54,844
Helios Techno Holding	2,500	15,761
Hibino	1,000	12,970
Hibiya Engineering	900	17,949
Hiday Hidaka	720	16,134
Hikari Tsushin	300	52,757
HI-LEX	900	22,802
Hino Motors	6,000	64,111
Hioki EE	100	4,200
Hirakawa Hewtech	2,100	27,200
Hiramatsu	4,200	19,271
Hirata	700	50,264
Hirose Electric	105	13,021
Hiroshima Bank	8,300	55,326
HIS	1,900	57,318

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hisamitsu Pharmaceutical	200	$16,890
Hitachi	96,000	677,718
Hitachi Capital	3,100	80,191
Hitachi Chemical	3,100	62,580
Hitachi Construction Machinery	2,200	71,535
Hitachi High-Technologies	1,500	61,238
Hitachi Metals	6,200	64,400
Hitachi Transport System	1,900	48,703
Hitachi Zosen	8,800	41,490
Hochiki	1,300	26,008
Hodogaya Chemical	400	12,067
Hogy Medical	800	35,840
Hokkaido Coca-Cola Bottling	200	7,253
Hokkaido Electric Power	6,100	41,543
Hokkan Holdings	4,000	13,476
Hokkoku Bank	1,300	51,194
Hokuetsu	5,000	25,742
Hokuetsu Bank	1,100	21,927
Hokuetsu Industries	2,000	19,473
Hokuhoku Financial Group	5,800	77,270
†Hokuriku Electric Power	5,100	51,269
Hokuto	600	10,714
Honda Motor	18,400	540,624
Honda Motor ADR	4,400	128,788
Honda Tsushin Kogyo	2,400	19,336
H-One	800	8,794
Honeys Holdings	2,400	20,637
Hoosiers Holdings	1,000	7,199
Horiba	1,200	83,999
Hoshizaki	200	20,250
Hosokawa Micron	400	24,857
House Foods Group	1,700	60,191
Howa Machinery	2,300	19,611
Hoya	2,100	119,477
Hulic	3,100	33,124
Hyakugo Bank	15,300	60,114
Hyakujushi Bank	12,000	39,453
Ibiden	5,600	89,780
IBJ Leasing	1,400	37,050
Ichibanya	600	26,230
Ichigo	10,300	48,376
Ichiken	800	18,418
Ichikoh Industries	2,000	23,935
Ichinen Holdings	1,200	14,936
Ichiyoshi Securities	1,900	20,593
Idec	800	18,751
Idemitsu Kosan	5,700	203,360
IDOM	3,000	16,610
Ihara Science	1,200	25,016
IHI	5,100	177,808
Iida Group Holdings	3,500	67,556
Iino Kaiun Kaisha	5,000	22,716

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
IJT Technology Holdings	2,700	$21,704
Imagica Robot Holdings	4,200	35,090
Imasen Electric Industrial	600	6,368
Inaba Denki Sangyo	900	36,824
Inabata & Co.	2,800	38,896
Inageya	600	9,847
I-Net	1,100	17,635
Infocom	400	10,983
Infomart	3,900	51,852
Information Services International- Dentsu	900	27,110
Intage Holdings	2,000	22,635
Internet Initiative Japan	2,200	44,252
Iriso Electronics	800	48,340
Iseki & Co.	700	12,500
Isetan Mitsukoshi Holdings	10,200	127,506
†Ishihara Sangyo Kaisha	1,600	15,087
Istyle	4,000	43,969
Isuzu Motors	15,600	207,338
Ito En	800	37,068
ITOCHU	6,700	121,485
Itochu Enex	2,400	23,433
Itochu Techno-Solutions	4,200	72,608
Itochu-Shokuhin	300	16,529
Itoham Yonekyu Holdings	4,200	36,152
Itoki	1,700	9,904
IwaiCosmo Holdings	800	10,362
Iwatani	1,800	62,756
Iyo Bank	9,400	62,149
Izumi	800	49,496
J Front Retailing	8,800	134,088
J Trust	2,900	23,967
JAC Recruitment	1,300	28,075
Jaccs	1,400	30,298
Jalux	300	8,083
Jamco	400	9,119
Janome Sewing Machine	1,000	6,386
Japan Airlines	1,800	63,861
Japan Airport Terminal	500	23,439
†Japan Asset Marketing	3,900	4,438
Japan Aviation Electronics Industry	2,000	31,522
†Japan Display	31,100	40,450
Japan Exchange Group	5,200	96,706
Japan Investment Adviser	700	34,331
Japan Lifeline	1,400	34,420
Japan Material	2,100	32,511
Japan Meat	800	17,739
Japan Medical Dynamic Marketing	1,400	14,858
Japan Post Holdings	15,200	166,532
Japan Property Management Center	1,500	17,681
Japan Pulp & Paper	400	18,209
Japan Securities Finance	4,300	23,575

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Japan Steel Works	2,000	$50,490
Japan Tobacco	7,400	206,864
Japan Transcity	3,000	14,632
Japan Wool Textile	2,700	25,094
JCU	1,200	27,931
JFE Holdings	9,900	187,422
JGC	2,900	58,490
Jimoto Holdings	7,400	11,229
JINS	600	34,304
JK Holdings	1,500	11,557
J-Oil Mills	400	14,379
Joshin Denki	1,000	31,342
JSP	300	9,064
JSR	3,400	57,918
JTEKT	8,200	111,689
Juki	2,600	26,208
Juroku Bank	1,300	34,357
Justsystems	900	18,518
JVC Kenwood	4,200	11,912
JXTG Holdings	67,850	472,005
kabu.com Securities	7,000	22,698
Kadokawa Dwango	2,300	25,448
Kadoya Sesame Mills	300	16,421
Kaga Electronics	600	14,258
Kagome	500	16,619
Kajima	26,000	201,490
Kakaku.com	2,700	61,016
Kaken Pharmaceutical	1,800	92,508
Kakiyasu Honten	700	17,728
Kameda Seika	300	16,041
Kamei	1,600	22,067
Kamigumi	4,000	83,205
Kanaden	1,100	13,691
Kanagawa Chuo Kotsu	400	13,458
Kanamoto	1,600	50,653
Kandenko	4,000	43,933
Kaneka	11,000	98,659
Kaneko Seeds	900	13,705
Kanematsu	3,800	54,950
Kanematsu Electronics	800	29,337
Kansai Electric Power	4,600	67,142
†Kansai Mirai Financial Group	3,022	22,901
Kansai Paint	2,000	41,584
Kanto Denka Kogyo	2,000	16,673
Kao	2,500	190,805
Kasai Kogyo	1,400	17,324
Kato Sangyo	800	27,386
Kato Works	400	10,044
KAWADA TECHNOLOGIES	200	12,952
Kawai Musical Instruments Manufacturing	900	41,864
Kawasaki Heavy Industries	3,500	103,215

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
†Kawasaki Kisen Kaisha	2,200	$40,676
KDDI	14,300	391,485
Keihan Holdings	3,300	118,480
Keihanshin Building	2,700	22,290
Keihin	1,900	38,561
Keikyu	4,300	70,531
Keio	1,000	48,413
Keisei Electric Railway	1,200	41,241
Keiyo	600	2,981
Keiyo Bank	14,000	60,064
Kenko Mayonnaise	500	18,381
Kewpie	5,500	138,748
Key Coffee	700	13,929
Keyence	400	226,022
KFC Holdings Japan	700	12,601
KH Neochem	500	15,152
Kikkoman	700	35,343
Kinden	3,700	60,489
†Kintetsu Department Store	700	25,353
Kintetsu Group Holdings	1,300	53,073
Kintetsu World Express	1,800	37,182
Kirin Holdings	6,200	165,927
Kirindo Holdings	500	12,609
Kitagawa	600	14,172
Kita-Nippon Bank	400	9,643
Kitano Construction	3,000	12,464
Kito	2,000	38,495
Kitz	5,100	41,872
Kiyo Bank	2,700	44,555
KLab	1,600	21,287
†KNT-CT Holdings	1,500	21,027
Koa	1,100	27,630
Koatsu Gas Kogyo	2,000	17,541
Kobayashi Pharmaceutical	300	25,931
Kobe Bussan	600	29,589
†Kobe Electric Railway	500	18,042
Kobe Steel	17,900	163,940
Kohnan Shoji	1,200	27,953
Koito Manufacturing	900	59,504
†Kojima	5,000	24,116
Kokuyo	2,500	44,416
Komatsu	5,500	157,377
Komatsu Wall Industry	700	12,942
KOMEDA Holdings	700	13,777
Komehyo	1,400	24,886
Komeri	1,900	48,257
Konaka	2,400	11,294
Konami Holdings	1,000	50,942
Konica Minolta	18,600	172,871
Konishi	1,200	19,455
Konoike Transport	1,600	24,163
Konoshima Chemical	1,400	10,154

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Kose	200	$43,120
Koshidaka Holdings	3,600	53,001
Kotobuki Spirits	500	26,193
Kourakuen Holdings	500	7,641
Krosaki Harima	500	28,542
KRS	600	14,984
K’s Holdings	8,100	84,208
Kubota	6,700	105,479
Kubota ADR	300	23,550
Kumagai Gumi	1,700	59,730
Kumiai Chemical Industry	4,770	37,440
Kura	200	13,295
Kurabo Industries	8,000	25,290
Kuraray	11,000	151,614
Kureha	700	50,075
Kurimoto	800	14,112
Kurita Water Industries	3,000	85,625
Kusuri no Aoki Holdings	600	39,940
KYB	1,100	50,075
Kyodo Printing	400	10,362
Kyoei Steel	1,000	18,931
Kyokuto Kaihatsu Kogyo	1,200	18,339
Kyokuto Securities	1,000	13,088
Kyokuyo	500	16,235
KYORIN Holdings	2,100	43,626
Kyoritsu Maintenance	1,700	93,357
Kyosan Electric Manufacturing	1,000	6,196
Kyowa Exeo	3,100	81,451
Kyudenko	1,500	72,483
Kyushu Electric Power	3,600	40,190
Kyushu Financial Group	11,800	57,020
Kyushu Railway	1,100	33,681
†Laox	4,600	16,993
Lasertec	2,400	67,633
Lawson	600	37,502
LEC	900	37,597
Leopalace21	13,100	71,821
Life	900	22,379
LIFULL	1,800	11,917
†LINE	1,300	54,189
Lintec	1,200	34,846
Lion	2,000	36,671
LIXIL Group	6,200	124,095
†M&A Capital Partners	200	17,866
M3	1,800	71,779
Mabuchi Motor	900	42,840
Macnica Fuji Electronics Holdings	2,900	48,746
Maeda	4,000	46,028
Maeda Kosen	900	15,486
Maeda Road Construction	2,000	38,062
Makino Milling Machine	5,000	38,929
Makita	1,000	44,845

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mamezou Holdings	1,400	$12,240
Mandom	600	18,697
Mani	700	31,518
Marubeni	22,200	169,455
Marubun	2,200	16,513
Marudai Food	4,000	18,209
Maruha Nichiro	2,200	88,525
Marui Group	6,400	134,919
Maruichi Steel Tube	1,500	50,874
Maruka Machinery	900	15,591
Marusan Securities	1,100	10,114
Maruwa	400	32,082
Maruwa Unyu Kikan	400	14,650
Maruzen Showa Unyu	2,000	9,141
Marvelous	2,500	20,616
Matsuda Sangyo	800	11,807
Matsui Construction	1,800	15,494
Matsui Securities	2,800	26,782
Matsumotokiyoshi Holdings	1,800	80,883
Matsuya Foods	200	6,810
Max	1,000	12,663
Maxell Holdings	3,000	50,562
Maxvalu Tokai	500	11,078
Mazda Motor	14,300	175,658
McDonald’s Holdings Co. Japan	500	25,516
MCJ	5,000	38,251
Mebuki Financial Group	36,790	123,614
Medical System Network	4,100	17,590
Medipal Holdings	3,200	64,396
Megachips	600	16,020
Megmilk Snow Brand	2,600	69,394
Meidensha	11,000	39,742
MEIJI Holdings	2,600	219,338
Meiko Electronics	1,200	24,723
Meiko Network Japan	1,900	21,898
Meisei Industrial	2,100	15,307
Meitec	600	28,831
Menicon	1,400	37,556
METAWATER	400	11,633
Michinoku Bank	600	9,841
Mie Kotsu Group Holdings	2,500	12,216
Mikuni	1,600	8,006
Milbon	800	35,876
MIMAKI ENGINEERING	3,000	24,306
Mimasu Semiconductor Industry	1,100	17,725
MINEBEA MITSUMI	10,332	174,883
Ministop	600	12,112
Miraca Holdings	3,200	95,380
Mirait Holdings	1,900	29,449
Miroku Jyoho Service	900	22,680
Misawa Homes	1,400	11,633
MISUMI Group	2,600	75,852

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Mitani	600	$26,771
Mitani Sekisan	800	18,903
Mito Securities	5,800	21,007
Mitsuba	2,400	19,249
Mitsubishi	15,200	422,577
Mitsubishi Chemical Holdings	29,800	249,619
Mitsubishi Electric	28,300	376,899
Mitsubishi Estate	10,800	188,950
Mitsubishi Gas Chemical	6,000	136,025
Mitsubishi Heavy Industries	5,800	211,171
Mitsubishi Logisnext	3,300	37,765
Mitsubishi Logistics	2,000	43,228
Mitsubishi Materials	4,700	129,264
Mitsubishi Motors	13,400	106,871
Mitsubishi Paper Mills	2,100	11,969
Mitsubishi Pencil	1,400	29,084
Mitsubishi Research Institute	500	22,897
Mitsubishi Shokuhin	1,300	34,709
Mitsubishi Steel Manufacturing	600	11,657
Mitsubishi Tanabe Pharma	3,200	55,320
Mitsubishi UFJ Financial Group	99,900	569,452
Mitsubishi UFJ Financial Group ADR	29,200	164,980
Mitsubishi UFJ Lease & Finance	17,200	105,796
Mitsuboshi Belting	2,000	25,146
Mitsui & Co.	5,400	90,110
Mitsui Chemicals	8,400	223,818
Mitsui E&S Holdings	3,900	51,183
Mitsui Fudosan	4,000	96,608
Mitsui High-Tec	900	11,446
Mitsui Home	3,000	18,101
Mitsui Mining & Smelting	3,500	149,054
Mitsui OSK Lines	4,600	110,850
Mitsui Sugar	300	9,308
†Mitsui-Soko Holdings	5,000	15,581
Mixi	2,100	53,185
Miyazaki Bank	900	27,476
Mizuho Financial Group	240,600	405,292
Mizuho Financial Group ADR	5,700	19,323
Mizuno	600	22,436
Mochida Pharmaceutical	300	21,867
Modec	900	24,956
Monex Group	14,000	80,928
Monogatari	100	10,197
MonotaRO	1,600	70,812
MORESCO	700	11,064
Morinaga & Co.	1,800	86,330
Morinaga Milk Industry	1,700	63,569
Morita Holdings	1,100	22,216
Morito	1,400	12,595
Morozoff	400	24,531
Mory Industries	200	5,627
MS&AD Insurance Group Holdings	5,200	161,756

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
MTI	1,200	$6,709
Mugen Estate	2,200	21,023
Murata Manufacturing	1,300	218,633
Musashi Seimitsu Industry	1,400	46,344
Musashino Bank	1,400	41,602
Nabtesco	3,700	113,959
Nachi-Fujikoshi	800	35,804
Nagano Bank	700	11,684
Nagase & Co.	3,200	50,060
Nagatanien Holdings	2,000	27,169
Nagawa	300	12,979
Nagoya Railroad	2,700	69,747
Nakabayashi	2,100	13,258
Nakamuraya	500	21,722
Nakanishi	1,200	27,259
Nakayama Steel Works	3,400	20,606
Nankai Electric Railway	2,000	55,548
Nanto Bank	1,900	48,463
NEC	6,600	181,222
NEC Capital Solutions	700	12,196
NEC Networks & System Integration	800	18,014
NET One Systems	2,200	37,854
†Nexon	2,900	42,145
NGK Insulators	6,200	110,487
NGK Spark Plug	4,600	131,292
NH Foods	3,200	129,341
NHK Spring	13,900	131,072
Nichias	5,000	62,683
Nichiban	1,500	40,916
Nichiha	1,600	60,552
NichiiGakkan	2,100	23,842
Nichi-iko Pharmaceutical	2,800	41,324
Nichirei	5,500	139,990
Nichireki	2,000	21,713
Nichirin	1,300	26,865
Nidec	700	105,112
Nidec ADR	1,000	37,535
Nifco	1,800	55,765
Nihon Chouzai	400	10,629
Nihon House Holdings	2,600	13,198
Nihon Kohden	1,300	36,224
Nihon M&A Center	2,400	69,692
Nihon Nohyaku	2,400	15,434
Nihon Parkerizing	3,600	51,895
Nihon Plast	1,900	16,132
Nihon Tokushu Toryo	600	12,730
Nihon Unisys	3,400	85,495
Nihon Yamamura Glass	10,000	16,981
Nikkiso	3,300	33,502
Nikkon Holdings	2,100	55,177
Nikon	5,300	84,396
Nintendo	100	32,697

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nippo	3,000	$54,735
Nippon Air Conditioning Services	1,800	13,575
Nippon Carbide Industries	800	14,097
Nippon Carbon	400	22,436
Nippon Chemi-Con	1,300	50,666
Nippon Chemiphar	300	12,668
Nippon Coke & Engineering	18,200	19,398
Nippon Commercial Development	700	11,589
Nippon Concrete Industries	2,600	7,773
Nippon Denko	6,400	18,209
Nippon Densetsu Kogyo	1,500	33,044
Nippon Electric Glass	3,200	89,021
Nippon Express	1,900	137,976
Nippon Flour Mills	2,300	40,011
Nippon Gas	2,300	134,200
Nippon Hume	1,400	11,254
Nippon Kayaku	5,900	66,026
Nippon Kodoshi	800	21,092
Nippon Koei	800	19,856
Nippon Light Metal Holdings	26,500	59,599
Nippon Paint Holdings	1,900	81,859
Nippon Paper Industries	3,700	59,085
Nippon Parking Development	13,600	23,339
Nippon Pillar Packing	1,300	17,319
Nippon Road	300	15,445
Nippon Seisen	400	15,301
†Nippon Sharyo	17,000	42,993
Nippon Sheet Glass	3,900	37,550
Nippon Shinyaku	300	18,642
Nippon Shokubai	900	65,113
Nippon Signal	2,100	20,409
Nippon Soda	8,000	44,294
Nippon Steel & Sumikin Bussan	800	39,742
Nippon Steel & Sumitomo Metal	10,000	196,496
Nippon Suisan Kaisha	16,900	83,344
Nippon Telegraph & Telephone	3,000	136,458
Nippon Thompson	3,200	25,117
Nippon Valqua Industries	800	22,797
Nippon Yakin Kogyo	5,800	16,764
Nippon Yusen	6,200	123,143
Nipro	7,600	87,865
Nishimatsu Construction	2,100	60,317
Nishimatsuya Chain	1,000	11,507
Nishi-Nippon Financial Holdings	7,700	90,065
Nishi-Nippon Railroad	1,800	49,018
Nishio Rent All	1,300	41,742
Nissan Chemical	2,100	98,063
Nissan Motor	48,800	475,152
Nissan Shatai	2,800	25,518
Nissei ASB Machine	400	20,846
Nissei Build Kogyo	1,500	15,445
Nissei Plastic Industrial	1,500	17,044

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nissha	2,100	$43,360
Nisshin Fudosan	1,500	9,348
Nisshin Oillio Group	1,300	39,100
Nisshin Seifun Group	2,800	59,305
Nisshin Steel	3,114	43,005
Nisshinbo Holdings	5,968	64,146
Nissin	1,000	23,213
Nissin Electric	2,100	19,366
Nissin Kogyo	2,100	37,158
Nitori Holdings	400	62,431
Nitta	600	23,574
Nittetsu Mining	300	14,172
Nitto Boseki	800	19,134
Nitto Denko	1,200	90,860
Nitto Kogyo	1,100	21,997
Nitto Kohki	400	9,372
Nitto Seiko	3,100	19,152
Nittoc Construction	3,400	20,790
Nittoku Engineering	1,200	31,432
Noda	1,000	10,396
Noevir Holdings Class C	300	21,650
NOF	3,500	113,173
Nohmi Bosai	900	19,258
Nojima	1,500	33,369
NOK	4,500	87,143
Nomura	1,000	22,102
Nomura Holdings	44,500	216,320
Nomura Holdings ADR	2,874	13,766
Nomura Real Estate Holdings	4,500	99,905
Nomura Research Institute	940	45,593
Noritake	800	44,366
Noritsu Koki	1,000	17,224
Noritz	1,200	19,564
North Pacific Bank	17,800	59,647
NS Solutions	1,100	27,750
NS United Kaiun Kaisha	700	13,612
NSD	900	20,518
NSK	12,500	129,048
NTN	23,800	97,595
NTT Data	6,000	69,151
NTT DOCOMO	15,100	384,950
NTT Urban Development	4,000	42,993
NuFlare Technology	300	18,453
Obara Group	900	51,375
Obayashi	17,700	184,330
Obic	200	16,565
Odakyu Electric Railway	2,300	49,401
Odelic	400	15,987
Ogaki Kyoritsu Bank	1,600	40,652
Ohashi Technica	1,100	18,102
Ohsho Food Service	400	22,833
Oiles	300	5,717

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Oita Bank	300	$10,202
Oji Holdings	26,000	161,333
Okabe	1,500	13,061
Okamoto Industries	4,000	45,703
Okamoto Machine Tool Works	700	22,413
Okamura	1,800	26,500
Okasan Securities Group	8,000	39,380
Oki Electric Industry	2,700	30,240
Okinawa Cellular Telephone	800	32,082
Okinawa Electric Power	1,856	38,724
OKUMA	1,000	52,929
Okumura	1,500	48,977
Okura Industrial	800	18,830
Okuwa	1,000	10,495
Olympus	3,500	131,193
Omron	2,700	126,080
Ono Pharmaceutical	1,100	25,802
Onoken	1,400	23,634
Onward Holdings	5,500	42,226
†Open Door	1,300	26,795
Open House	1,700	100,727
OPT Holding	1,200	25,579
Optex Group	800	22,400
Oracle Corp. Japan	500	40,871
Organo	400	11,435
Orient	33,000	44,411
Oriental Land	1,100	115,499
Origin Electric	1,000	19,835
Osaka Gas	2,800	57,978
Osaka Organic Chemical Industry	1,700	22,341
Osaka Soda	800	22,797
OSAKA Titanium Technologies	1,500	22,436
Osaki Electric	2,000	15,373
OSG	4,000	82,482
OSJB Holdings	3,400	8,599
Otsuka	600	23,547
Otsuka Holdings	1,300	62,983
Outsourcing	2,000	37,140
Pacific Industrial	2,300	33,820
†Pacific Metals	1,300	47,848
Pack	700	22,635
PAL GROUP Holdings	1,100	26,021
PALTAC	900	51,863
Panasonic	27,100	365,568
Paraca	1,000	23,728
Paramount Bed Holdings	600	25,742
Parco	1,200	13,082
Park24	2,400	65,357
Pasona Group	500	8,138
PC Depot	6,200	32,480
Pegasus Sewing Machine Manufacturing	3,300	33,592

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Penta-Ocean Construction	14,400	$96,507
Pepper Food Service	400	16,511
Persol Holdings	1,500	33,478
Pigeon	1,300	63,289
Pilot	700	39,010
Piolax	900	21,688
†Pioneer	13,800	19,195
Plenus	1,000	16,402
Pola Orbis Holdings	600	26,419
Poletowin Pitcrew Holdings	700	15,111
Press Kogyo	4,300	25,245
Pressance	2,000	30,926
Prestige International	1,700	22,833
Prima Meat Packers	9,000	52,107
Prospect	40,000	18,064
Proto	700	9,174
PS Mitsubishi Construction	2,300	13,005
Punch Industry	1,000	9,249
Qol	1,000	18,715
Raito Kogyo	2,000	20,919
Rakuten	29,800	201,708
Rasa Industries	900	23,615
Recruit Holdings	6,500	180,003
Relo Group	3,000	79,230
†Renesas Electronics	6,000	58,854
Rengo	11,000	96,870
Resona Holdings	22,900	122,572
Resorttrust	2,400	42,487
Retail Partners	1,600	24,192
Ricoh	18,100	166,099
Ricoh Leasing	800	26,338
Right On	2,400	23,151
Riken	400	20,955
Riken Technos	700	3,503
Riken Vitamin	500	19,871
Ringer Hut	400	9,372
Rinnai	500	44,122
Rion	1,000	21,217
Riso Kagaku	700	14,801
Riso Kyoiku	3,000	22,978
Rock Field	900	15,510
Rohto Pharmaceutical	1,800	57,797
Rokko Butter	1,000	21,171
Roland DG	400	8,805
Rorze	1,000	19,383
Round One	5,000	78,716
Royal Holdings	1,700	46,602
Ryobi	1,200	39,507
Ryoden	1,300	21,218
Ryohin Keikaku	300	105,677
Ryosan	1,100	40,338
S Foods	500	19,622

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
S&B Foods	300	$29,102
Sac’s Bar Holdings	900	8,072
Saibu Gas	1,000	27,079
Saizeriya	1,500	34,345
Sakai Heavy Industries	300	9,633
Sakai Moving Service	500	24,839
Sakai Ovex	600	12,806
Sakata INX	1,200	15,684
Sala	1,600	10,073
SAMTY	900	16,502
†San ju San Financial Group	1,440	26,039
San-A Class A	600	29,644
San-Ai Oil	2,400	29,611
†Sanden Holdings	1,000	13,043
Sanei Architecture Planning	1,000	16,971
Sangetsu	1,100	22,295
San-In Godo Bank	8,300	74,293
Sanken Electric	7,000	37,177
Sanki Engineering	2,200	21,560
Sankyo	2,400	93,971
Sankyo Tateyama	1,100	13,751
Sankyu	2,000	105,135
Sanoh Industrial	1,700	10,840
Sanshin Electronics	1,200	20,864
Santen Pharmaceutical	1,700	29,650
Sanwa Holdings	7,400	78,468
Sanyo Chemical Industries	500	21,677
Sanyo Denki	400	28,506
Sanyo Electric Railway	600	14,535
Sanyo Special Steel	1,500	35,835
Sanyo Trading	500	9,601
Sapporo Holdings	3,100	77,727
Sato Holdings	1,200	35,930
Sato Shoji	1,900	22,069
Satori Electric	1,900	17,487
Sawada Holdings	1,600	14,928
Sawai Pharmaceutical	2,100	95,597
SBI Holdings	6,800	175,290
SBS Holdings	1,000	10,992
Scala	1,600	15,853
SCREEN Holdings	1,000	70,451
Scroll	3,500	18,146
SCSK	1,200	55,819
Secom	1,300	99,888
Sega Sammy Holdings	6,500	111,430
Seibu Holdings	4,200	70,863
Seika	900	19,640
Seikagaku	800	10,745
Seikitokyu Kogyo	1,000	6,539
Seiko Epson	7,600	132,210
Seiko Holdings	1,200	25,839
Seino Holdings	5,300	94,018

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Seiren	1,900	$29,620
Sekisui Chemical	10,400	177,349
Sekisui House	9,000	159,328
Sekisui Plastics	2,500	25,042
Senko Group Holdings	5,000	39,561
Senshu Electric	600	17,071
Senshu Ikeda Holdings	11,500	38,847
†Senshukai	1,500	7,018
Septeni Holdings	4,000	8,779
Seria	1,100	52,856
Seven & i Holdings	11,100	484,344
Seven Bank	24,100	73,792
SFP Holdings	1,300	23,648
Sharp	1,800	43,896
Shibaura Electronics	200	8,030
Shibaura Mechatronics	6,000	19,835
Shibusawa Warehouse	700	10,919
Shibuya	1,300	39,864
†SHIFT	500	22,219
Shiga Bank	14,000	71,698
Shikoku Bank	1,600	19,755
Shikoku Chemicals	2,000	27,946
Shikoku Electric Power	5,500	73,621
Shima Seiki Manufacturing	400	19,112
Shimachu	1,700	54,049
Shimadzu	1,000	30,258
Shimamura	800	70,451
Shimano	200	29,373
Shimizu	14,300	148,405
Shimizu Bank	400	7,659
Shin Nippon Air Technologies	1,000	15,093
†Shin Nippon Biomedical Laboratories	4,900	22,085
Shinagawa Refractories	700	22,413
Shindengen Electric Manufacturing	300	14,361
Shin-Etsu Chemical	2,000	178,350
Shin-Etsu Polymer	1,100	10,273
Shinko Electric Industries	4,100	36,699
Shinko Plantech	3,000	30,294
Shinmaywa Industries	3,000	35,280
Shinnihon	2,400	27,725
Shinoken Group	2,800	42,639
Shinsei Bank	5,200	80,126
Shinsho	700	18,462
Shinwa	400	8,664
Shionogi & Co.	1,500	77,103
Ship Healthcare Holdings	1,900	71,734
Shiseido	1,500	119,198
Shizuki Electric	2,900	18,807
Shizuoka Bank	10,000	90,412
Shizuoka Gas	4,100	37,625
Shoei	600	21,217
Shoei Foods	600	21,108

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Shofu	1,000	$13,070
Showa	3,700	60,823
Showa Denko	6,000	266,631
Showa Sangyo	600	15,678
Showa Shell Sekiyu	5,600	83,609
Siix	1,200	26,327
Sinanen Holdings	600	15,152
Sinfonia Technology	6,000	21,352
Sinko Industries	400	7,164
SK-Electronics	700	11,836
SKY Perfect JSAT Holdings	8,900	42,444
Skylark Holdings	3,500	51,813
SMC	100	36,698
SMK	2,000	6,846
SMS	1,800	32,890
Sodick	2,000	18,263
SoftBank Group	12,500	900,172
Sogo Medical	2,700	56,505
Sohgo Security Services	900	42,433
Sojitz	35,000	127,083
Soken Chemical & Engineering	1,100	19,960
Sompo Holdings	3,800	153,764
Sony	10,700	547,395
Sony Financial Holdings	1,700	32,491
Sotetsu Holdings	1,000	30,619
Sparx Group	5,300	12,063
Square Enix Holdings	800	39,308
SRA Holdings	500	13,819
Srg Takamiya	2,400	15,998
St Marc Holdings	900	22,225
Stanley Electric	2,600	88,768
Star Micronics	1,000	15,499
Start Today	2,100	76,155
Starts	1,900	46,352
Starzen	400	21,135
Stella Chemifa	400	13,765
Studio Alice	900	21,339
Subaru	9,600	279,637
Sugi Holdings	700	40,527
Sugimoto & Co.	800	13,584
SUMCO	2,700	54,554
Sumida	2,500	28,180
Suminoe Textile	800	19,575
Sumitomo	10,300	169,318
Sumitomo Bakelite	8,000	77,171
Sumitomo Chemical	49,000	277,939
Sumitomo Dainippon Pharma	3,200	67,778
Sumitomo Densetsu	900	16,136
Sumitomo Electric Industries	23,100	344,262
Sumitomo Forestry	7,200	109,058
Sumitomo Heavy Industries	2,800	94,585
Sumitomo Metal Mining	2,900	111,008

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Construction	7,300	$50,836
Sumitomo Mitsui Financial Group	14,500	563,943
Sumitomo Mitsui Trust Holdings	3,300	130,939
Sumitomo Osaka Cement	18,000	84,379
Sumitomo Realty & Development	6,000	221,596
Sumitomo Riko	3,300	33,830
Sumitomo Rubber Industries	5,000	79,483
Sumitomo Seika Chemicals	400	19,979
Sun Frontier Fudousan	1,300	15,394
Suncall	3,200	20,550
Sundrug	400	16,222
Suntory Beverage & Food	1,100	46,995
Sun-Wa Technos	1,500	21,515
Suruga Bank	6,700	59,971
Suzuken Aichi	1,500	63,542
Suzuki Motor	1,500	82,889
SWCC Showa Holdings	1,600	10,391
Sysmex	900	84,054
Systena	3,600	36,808
T Hasegawa	800	17,457
T RAD	800	24,857
T&D Holdings	10,600	159,361
T&K Toka	1,200	12,931
Tachibana Eletech	800	14,654
Tachikawa	1,200	16,312
Tachi-S	1,400	23,444
Tadano	3,000	36,878
Taihei Dengyo Kaisha	1,000	25,335
Taiheiyo Cement	5,600	184,365
Taiho Kogyo	900	10,389
Taikisha	500	15,197
Taisei	3,100	171,079
Taiyo Holdings	400	16,439
Taiyo Nippon Sanso	5,600	80,322
Taiyo Yuden	5,900	164,932
Takaoka Toko	700	12,405
Takara Holdings	3,000	39,669
Takara Leben	9,900	37,109
Takara Standard	2,200	36,662
Takasago International	600	19,211
Takasago Thermal Engineering	800	14,871
Takashimaya	11,000	94,188
Take And Give Needs	1,700	31,216
TAKEBISHI	1,300	19,585
Takeda Pharmaceutical	11,500	485,905
Takeei	900	9,763
Takeuchi Manufacturing	1,800	37,914
Takisawa Machine Tool	1,000	15,897
Takuma	2,700	32,922
Tama Home	3,400	31,600
Tamron	700	12,455
Tamura	4,000	25,362

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tanseisha	2,100	$26,650
Tateru	1,500	24,780
Tatsuta Electric Wire & Cable	3,600	18,339
Tayca	500	10,139
TDK	2,400	245,387
TechnoPro Holdings	1,000	61,509
Teijin	12,100	222,077
Teikoku Electric Manufacturing	300	3,669
Tekken	600	16,556
Terumo	1,000	57,354
T-Gaia	700	17,893
THK	2,300	65,958
TIS	4,500	207,289
Toa Hyogo	1,000	11,010
Toa Oil	11,000	22,454
TOA ROAD	300	10,270
Toa Tokyo	600	15,429
Toagosei	5,400	62,431
Tobishima	6,800	11,915
Tobu Railway	1,800	55,114
TOC	2,100	15,307
Tocalo	2,400	25,124
Tochigi Bank	4,000	13,873
Toda	7,000	60,949
Toei	200	20,503
Toei Animation	600	20,973
Toenec	200	6,006
Toho (Kobe)	300	7,197
Toho (Tokyo)	1,200	40,266
Toho Bank	8,800	31,873
Toho Gas	1,600	55,422
Toho Holdings	2,400	58,594
Toho Titanium	1,700	15,646
Toho Zinc	500	18,516
Tohoku Bank	1,100	13,701
Tohoku Electric Power	3,600	43,994
Tokai Carbon	4,400	79,126
Tokai Gifu	1,000	21,560
TOKAI Holdings	4,200	40,667
Tokai Rika	2,700	51,310
Tokai Tokyo Financial Holdings	9,400	60,111
Token	300	26,500
Tokio Marine Holdings	6,900	323,639
Tokushu Tokai Paper	400	15,734
Tokuyama	3,300	105,961
†Tokyo Base	1,700	13,021
Tokyo Century	1,400	79,411
Tokyo Dome	4,300	38,450
†Tokyo Electric Power Holdings	13,900	64,783
Tokyo Electron	1,100	188,972
Tokyo Electron Device	900	16,461
Tokyo Energy & Systems	1,900	21,829

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Gas	2,000	$53,118
Tokyo Kiraboshi Financial Group	1,200	28,842
Tokyo Ohka Kogyo	1,000	38,613
Tokyo Rope Manufacturing	600	9,576
Tokyo Seimitsu	900	29,793
Tokyo Steel Manufacturing	4,300	38,217
Tokyo Tatemono	8,100	111,278
Tokyo Tekko	1,100	15,787
Tokyo Theatres	1,100	14,128
Tokyotokeiba	500	21,632
Tokyu	3,800	65,487
Tokyu Construction	4,500	43,775
Tokyu Fudosan Holdings	21,600	152,565
Toli	2,800	8,396
Tomoe	1,600	6,648
Tomoe Engineering	1,100	22,851
Tomoku	800	14,719
TOMONY Holdings	8,900	38,184
Tomy	7,200	59,829
Tonami Holdings	500	29,761
Topcon	3,800	65,212
Toppan Forms	1,800	18,225
Toppan Printing	5,000	39,200
Topre	1,600	40,305
Topy Industries	1,200	33,329
Toray Industries	24,600	194,196
Torex Semiconductor	1,500	19,482
Toridoll Holdings	400	9,462
Torii Pharmaceutical	600	14,589
Torikizoku	900	21,111
Torishima Pump Manufacturing	1,600	15,001
Tosei	1,900	20,147
Toshiba Machine	6,000	28,668
Toshiba Plant Systems & Services	1,400	32,043
Toshiba TEC	8,000	48,774
Tosho	600	22,924
Tosoh	11,000	170,591
Totetsu Kogyo	1,400	44,637
TOTO	700	32,498
Totoku Electric	700	16,407
Tottori Bank	600	9,213
Tow	4,700	34,555
Towa	1,400	14,125
Towa Bank	1,300	13,339
Towa Pharmaceutical	700	37,493
Toyo Construction	5,200	23,108
Toyo Denki Seizo	1,300	21,981
†Toyo Engineering	1,000	6,855
Toyo Ink SC Holdings	1,600	41,765
Toyo Kanetsu	300	10,947
Toyo Securities	8,000	18,931
Toyo Seikan Group Holdings	5,700	100,187

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Toyo Suisan Kaisha	2,700	$96,206
Toyo Tanso	1,000	29,309
Toyo Tire & Rubber	8,000	117,130
Toyobo	4,500	74,909
Toyoda Gosei	3,800	96,412
Toyota Boshoku	4,300	79,192
Toyota Motor	27,984	1,812,268
Toyota Motor ADR	1,489	191,798
Toyota Tsusho	5,500	184,302
TPR	1,300	30,306
Trancom	400	27,494
Trend Micro	800	45,667
Trusco Nakayama	1,900	47,485
Trust Tech	800	28,144
TS Tech	2,500	104,435
Tsubaki Nakashima	900	21,225
Tsubakimoto Chain	6,000	47,690
Tsugami	5,000	44,393
Tsukishima Kikai	1,500	21,406
Tsukuba Bank	3,300	7,720
Tsukui	2,800	25,290
Tsumura & Co.	1,600	51,736
Tsuruha Holdings	200	25,091
Tsurumi Manufacturing	800	13,469
Tv Tokyo Holdings	700	21,402
UACJ	1,500	32,353
Ube Industries	4,900	127,418
UKC Holdings	1,200	24,474
Ulvac	2,500	95,741
Unicharm	1,500	45,156
Uniden Holdings	8,000	22,689
Unipres	1,800	35,296
UNITED	700	16,887
United Arrows	700	26,175
United Super Markets Holdings	1,800	23,298
†Unitika	2,500	14,248
†Universal Entertainment	900	40,482
Unizo Holdings	1,300	24,247
†U-Shin	2,200	14,069
Ushio	4,200	53,451
USS	2,100	39,984
†UT Group	900	33,735
V Technology	100	18,498
Valor Holdings	1,500	34,237
Vector	800	16,561
Vital KSK Holdings	1,900	19,804
Vitec Holdings	600	12,107
Voyage Group	1,100	11,803
VT Holdings	3,300	17,377
Wacoal Holdings	2,700	78,770
Wacom	3,700	21,054
Wakachiku Construction	1,500	22,273

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Wakita & Co.	3,100	$32,536
Warabeya Nichiyo Holdings	500	11,480
Watahan & Co.	500	14,971
WATAMI	1,800	23,623
Weathernews	700	21,275
Welcia Holdings	800	42,560
West Holdings	6,200	41,440
West Japan Railway	800	58,991
Will Group	2,200	21,182
Wowow	500	15,874
Xebio Holdings	2,000	31,884
Yachiyo Industry	1,000	10,802
Yagi & Co.	500	10,048
Yahagi Construction	1,500	12,004
Yahoo Japan	9,000	29,915
Yakult Honsha	600	40,103
Yakuodo	400	14,433
YAMABIKO	1,600	19,206
Yamada Denki	13,100	65,195
Yamagata Bank	1,200	25,514
Yamaguchi Financial Group	7,000	78,905
Yamaha	800	41,620
Yamaha Motor	6,800	171,113
Yamaichi Electronics	1,500	20,553
YA-MAN	1,000	16,782
Yamanashi Chuo Bank	6,000	22,815
Yamashin-Filter	1,700	16,568
Yamatane	900	18,689
Yamato Holdings	2,800	82,547
Yamazaki Baking	6,900	180,734
Yamazen	2,400	22,956
Yaoko	1,000	55,187
Yaskawa Electric	5,000	176,805
Yasunaga	500	8,174
Yellow Hat	500	14,790
Yokogawa Bridge Holdings	900	21,371
Yokogawa Electric	4,600	81,933
Yokohama Reito	1,200	10,936
Yokohama Rubber	5,900	122,727
Yokowo	1,800	30,419
Yomiuri Land	300	12,546
Yondoshi Holdings	500	12,239
Yorozu	1,000	15,400
Yoshinoya Holdings	2,200	43,895
Yuasa Trading	900	28,736
Yume No Machi Souzou Iinkai	600	12,492
Yumeshin Holdings	2,500	26,216
Yurtec	1,000	8,210
Yushiro Chemical Industry	1,300	19,891
Zenkoku Hosho	900	40,889
Zenrin	900	21,802
Zensho Holdings	2,800	71,141

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Zeon	7,500	$88,741
†ZIGExN	1,500	12,004
Zojirushi	1,100	13,453

		75,472,035

Netherlands–2.66%
Aalberts Industries	5,503	263,611
ABN AMRO Group CVA	9,851	255,619
Accell Group	637	13,613
Aegon	34,967	209,726
Aegon (New York Shares)	1,600	9,472
Akzo Nobel	5,232	447,980
†ALTICE EUROPE Class A	2,117	8,628
AMG Advanced Metallurgical Group	1,768	99,517
Amsterdam Commodities	1,224	33,519
APERAM	2,551	109,659
Arcadis	2,828	51,057
ArcelorMittal (New York Shares)	13,753	395,811
ASM International	1,995	110,337
ASML Holding	598	118,509
ASML Holding (New York Shares)	1,974	390,793
ASR Nederland	4,438	181,291
†Basic-Fit	1,586	53,527
BE Semiconductor Industries	4,499	121,786
Beter Bed Holding	484	3,911
BinckBank	3,253	18,443
Boskalis Westminster	2,483	72,346
Brunel International	605	10,245
Coca-Cola European Partners	3,451	140,166
Corbion	3,698	117,896
ForFarmers	937	12,190
†Fugro CVA	5,395	78,344
†Gemalto	1,791	104,200
GrandVision	1,419	31,899
†Heijmans CVA	1,585	20,916
Heineken	1,842	185,037
Hunter Douglas	186	13,684
IMCD	1,117	75,005
ING Groep	32,651	470,065
ING Groep ADR	6,300	90,216
Intertrust	2,494	44,328
KAS Bank CVA	673	7,686
Kendrion	838	34,252
Koninklijke Ahold Delhaize	26,515	634,921
Koninklijke BAM Groep	11,891	50,046
Koninklijke DSM	2,551	256,556
Koninklijke KPN	103,811	282,467
Koninklijke Philips	3,422	145,545
Koninklijke Philips (New York Shares)	7,142	301,892
Koninklijke Vopak	3,554	164,230
Nederland Apparatenfabriek	289	15,390
NN Group	6,361	258,805

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
†OCI	1,581	$42,705
Ordina	8,314	18,583
PostNL	12,435	46,687
Randstad	4,181	246,179
RELX	4,305	91,825
RELX ADR	1,230	26,236
SBM Offshore	8,751	136,174
SIF Holding	984	19,305
Signify	5,931	154,108
Sligro Food Group	1,164	61,033
TKH Group CVA	1,871	118,861
†TomTom	3,948	35,768
Unilever (New York Shares)	6,226	346,913
Unilever CVA	2,188	122,098
Van Lanschot Kempen CVA	475	13,424
Wessanen	4,460	93,855
Wolters Kluwer	3,500	197,253

		8,286,143

New Zealand–0.46%
†a2 Milk	13,678	106,167
Air New Zealand	38,082	81,893
Auckland International Airport	8,728	40,080
Chorus	17,872	50,598
Contact Energy	9,731	38,556
EBOS Group	4,086	49,676
Fisher & Paykel Healthcare	6,224	62,769
Fletcher Building	12,695	59,758
Fonterra Co-operative Group	1,748	6,441
Freightways	6,324	33,495
Genesis Energy	17,212	28,445
Gentrack Group	2,880	13,888
Hallenstein Glasson Holdings	5,127	16,494
Heartland Bank	26,762	30,814
Infratil	17,897	40,971
Kathmandu Holdings	7,375	14,536
Mainfreight	2,869	54,020
Mercury	3,950	9,016
Meridian Energy	10,604	22,408
Metlifecare	6,446	27,330
New Zealand Refining	7,205	11,907
NZX	14,218	10,882
Port of Tauranga	7,990	27,599
Restaurant Brands New Zealand	5,516	29,141
Ryman Healthcare	5,732	46,471
Sanford	3,824	19,891
Scales	3,563	11,197
Skellerup Holdings	11,414	15,384
SKY Network Television	9,600	16,905
SKYCITY Entertainment Group	28,897	79,071
Spark New Zealand	28,983	73,221
Summerset Group Holdings	11,663	60,430

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
New Zealand (continued)
†Synlait Milk	4,693	$36,363
Tourism Holdings	5,008	22,556
Trade Me Group	15,905	50,200
Vector	4,460	10,240
Vista Group International	7,747	20,096
Warehouse Group	6,110	8,525
Z Energy	17,586	90,166

		1,427,600

Norway–1.07%
ABG Sundal Collier Holding	35,090	25,722
AF Gruppen	854	13,789
†Akastor	6,130	13,473
Aker Class A	1,440	110,152
Aker BP	5,231	193,200
†Aker Solutions	6,553	45,879
†American Shipping	4,751	17,180
†Atea	3,763	54,243
Austevoll Seafood	4,213	50,591
†Avance Gas Holding	6,307	15,798
†Axactor	6,859	20,482
Bakkafrost	1,563	86,783
Bonheur	1,160	15,724
Borregaard	4,834	52,232
†BW LPG	3,677	14,700
†BW Offshore	4,884	25,007
DNB	10,717	209,620
†DNO	40,890	75,661
†DOF	17,156	17,694
Ekornes	768	12,975
Entra	2,612	35,663
Equinor	16,958	450,584
Equinor ADR	700	18,487
†Fred Olsen Energy	1,724	1,923
†Frontline	2,974	17,331
Gjensidige Forsikring	1,459	23,933
Grieg Seafood	3,963	41,798
Hexagon Composites	3,465	11,700
†Kongsberg Automotive	21,255	24,428
†Kvaerner	15,716	33,152
Leroy Seafood Group	8,966	60,417
Marine Harvest	5,452	108,580
†NEL	64,055	25,042
†Nordic Semiconductor	2,947	18,888
Norsk Hydro	16,677	99,906
Norway Royal Salmon	1,004	22,412
†Norwegian Air Shuttle	1,047	31,933
†Norwegian Finans Holding	3,706	41,181
Ocean Yield	2,180	19,031
†Odfjell Drilling	3,992	16,543
Orkla	5,884	51,584
†Otello	2,227	5,906

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
†Petroleum Geo-Services	12,921	$60,588
†Prosafe	521	1,196
†Protector Forsikring	1,286	10,485
†REC Silicon	113,969	12,818
Salmar	1,165	48,892
Sbanken	1,817	19,097
Scatec Solar	4,506	30,485
Schibsted Class A	888	26,996
Schibsted Class B	714	20,164
Selvaag Bolig	3,629	18,625
†Solstad Farstad	29,089	23,966
SpareBank 1 SR-Bank	6,852	72,690
Stolt-Nielsen	1,310	20,428
Storebrand	12,110	97,750
Subsea 7	8,934	142,988
Telenor	4,102	84,187
TGS NOPEC Geophysical	5,590	205,910
Tomra Systems	1,480	31,074
Veidekke	4,780	48,068
Wilh Wilhelmsen Holding Class A	394	9,869
XXL	2,669	21,629
Yara International	1,962	81,425

		3,320,657

Portugal–0.26%
Altri	3,521	35,567
†Banco Comercial Portugues Class R	422,999	127,150
CTT-Correios de Portugal	4,552	15,979
EDP - Energias de Portugal	17,334	68,825
EDP Renovaveis	5,042	52,580
Galp Energia	7,878	150,281
Jeronimo Martins	3,619	52,279
Mota-Engil	7,497	25,171
Navigator	7,772	46,288
NOS	13,259	72,681
REN - Redes Energeticas Nacionais	14,994	42,024
Semapa-Sociedade de Investimento e Gestao	1,921	51,485
Sonae	45,593	54,841
Sonae Capital	12,026	12,724

		807,875

Singapore–1.04%
Accordia Golf Trust	23,400	10,562
AEM Holdings	20,400	16,919
Banyan Tree Holdings	48,800	18,983
Best World International	23,900	21,751
Boustead Singapore	12,700	7,270
Bukit Sembawang Estates	7,800	33,089
CapitaLand	49,100	113,876
China Aviation Oil Singapore	9,000	9,776
Chip Eng Seng	20,900	12,885

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
CITIC Envirotech	63,600	$25,673
City Developments	8,300	66,583
ComfortDelGro	53,100	91,585
CSE Global	25,500	8,048
Dairy Farm International Holdings	5,700	50,103
DBS Group Holdings	3,800	74,215
Delfi	3,900	3,578
†Ezion Holdings	288,390	19,261
First Resources	41,400	47,401
Frasers Property	17,500	21,193
Frencken Group	21,400	7,303
Genting Singapore	56,600	50,680
Geo Energy Resources	109,100	17,216
GL	20,900	12,041
Golden Agri-Resources	319,800	71,588
Great Eastern Holdings	700	14,940
GuocoLand	13,100	19,518
Halcyon Agri	27,812	10,512
Hi-P International	20,100	17,555
Ho Bee Land	7,100	12,350
Hong Fok	19,800	9,736
Hong Leong Finance	10,000	19,450
Hongkong Land Holdings	11,000	78,650
Hotel Grand Central	18,400	18,434
Hutchison Port Holdings Trust	283,800	79,464
†Hyflux	16,000	800
Indofood Agri Resources	26,500	4,182
Japfa	38,000	17,710
Jardine Cycle & Carriage	2,488	58,105
Keppel	20,800	109,152
Keppel Infrastructure Trust	113,700	43,394
Lian Beng Group	45,500	16,864
M1	8,600	10,099
†=Midas Holdings	143,100	20,165
†mm2 Asia	59,300	19,150
Olam International	27,800	43,664
OUE	20,900	23,930
Oversea-Chinese Banking	33,188	283,529
Oxley Holdings	92,184	28,078
QAF	12,400	8,327
Raffles Medical Group	41,400	30,689
RHT Health Trust	23,800	13,538
Riverstone Holdings	20,800	15,266
SATS	13,300	48,807
Sembcorp Industries	60,900	122,917
Sembcorp Marine	12,700	19,015
Sheng Siong Group	17,900	13,926
†SIIC Environment Holdings	68,260	21,042
Sinarmas Land	50,600	11,327
Singapore Airlines	22,100	173,394
Singapore Exchange	8,800	46,309
Singapore Post	44,900	41,522

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Technologies Engineering	20,700	$49,984
Singapore Telecommunications	42,200	95,395
StarHub	17,800	21,687
Sunningdale Tech	8,300	7,797
Tuan Sing Holdings	49,700	14,956
UMS Holdings	27,625	16,828
United Engineers	16,300	33,617
United Industrial	4,400	10,495
United Overseas Bank	15,362	301,715
UOB-Kay Hian Holdings	6,400	5,965
UOL Group	13,300	74,382
Valuetronics Holdings	30,910	15,086
Venture	10,300	134,864
Wheelock Properties Singapore	18,000	21,534
Wilmar International	26,600	59,740
Wing Tai Holdings	19,300	28,189

		3,229,323

South Africa–0.08%
†Old Mutual	128,946	255,945

		255,945

Spain–2.49%
Acciona	1,623	134,417
Acerinox	8,806	116,617
ACS Actividades de Construccion y Servicios	6,140	248,809
Aena	166	30,144
Almirall	994	13,326
Amadeus IT Group	4,747	374,744
†Amper	80,575	27,909
Applus Services	6,678	89,138
Atresmedia Corp. de Medios de Comunicacion	4,821	40,564
Azkoyen	1,341	13,311
Banco Bilbao Vizcaya Argentaria	67,466	478,551
Banco de Sabadell	168,477	282,431
Banco Santander	152,519	817,889
Banco Santander ADR	26,233	140,084
Bankia	20,778	77,816
Bankinter	6,899	67,209
Bolsas y Mercados Espanoles	2,816	92,999
CaixaBank	56,478	244,429
Cellnex Telecom	4,851	122,364
Cia de Distribucion Integral Logista Holdings	822	21,272
CIE Automotive	2,662	78,588
Construcciones y Auxiliar de Ferrocarriles	660	31,678
Distribuidora Internacional de Alimentacion	18,760	54,660
Ebro Foods	1,418	33,102

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
†eDreams ODIGEO	3,178	$12,915
Elecnor	1,813	26,973
Enagas	11,621	339,818
Ence Energia y Celulosa	8,878	78,795
Endesa	3,243	71,559
Ercros	5,966	31,157
Euskaltel	3,786	34,331
Faes Farma	10,713	45,414
Ferrovial	4,500	92,358
Fluidra	3,288	52,681
†Fomento de Construcciones y Contratas	1,470	18,540
Gas Natural	8,813	233,418
†Global Dominion Access	7,450	40,412
Grifols	2,463	74,151
Grupo Catalana Occidente	1,101	49,051
Iberdrola	75,092	580,875
†Indra Sistemas	8,152	97,579
Industria de Diseno Textil	4,597	157,079
†Liberbank	105,386	53,905
Mapfre	51,213	154,600
Mediaset Espana Comunicacion	9,758	82,298
Melia Hotels International	3,149	43,173
Miquel y Costas & Miquel	859	32,401
NH Hotel Group	7,418	54,835
Obrascon Huarte Lain	5,166	16,536
Papeles y Cartones de Europa	2,516	49,832
†Promotora de Informaciones Class A	18,591	34,954
Prosegur Cia de Seguridad	13,333	87,116
†Quabit Inmobiliaria	9,487	21,382
†Realia Business	9,268	11,559
Red Electrica	7,981	162,544
Repsol	25,874	506,565
Sacyr	23,922	65,538
Siemens Gamesa Renewable Energy	2,265	30,431
†Solaria Energia y Medio Ambiente	4,205	33,245
Talgo	6,334	38,020
Tecnicas Reunidas	1,353	43,593
Telefonica	16,043	136,372
Telefonica ADR	19,864	169,440
†Telepizza Group	2,659	17,979
†Tubacex	611	2,030
Vidrala	731	69,659
Viscofan	1,466	99,895
Zardoya Otis	5,578	53,284

		7,740,343

Sweden–2.62%
AAK	5,274	83,967
†AcadeMedia	3,239	17,575
Acando	5,705	20,000
AddLife	935	19,834

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
AddTech Class B	1,169	$25,868
AF	2,647	60,525
Ahlsell	11,018	65,013
Alfa Laval	3,498	83,030
Alimak Group	710	10,876
Arjo Class B	11,849	42,267
Assa Abloy Class B	4,440	94,632
Atlas Copco Class A	3,375	98,272
Atlas Copco Class B	1,908	49,986
Atrium Ljungberg Class B	1,277	20,616
Attendo	3,773	33,363
Avanza Bank Holding	949	48,739
Axfood	2,174	41,821
Beijer Alma Class B	2,164	30,007
Beijer Ref	1,701	30,842
Bergman & Beving Class B	1,030	10,890
Besqab	861	9,805
†Betsson	5,316	32,276
Bilia Class A	5,432	42,423
BillerudKorsnas	9,484	134,211
BioGaia Class B	773	34,478
Boliden	6,879	223,188
Bonava Class B	4,821	56,570
Bravida Holding	6,158	48,917
Bufab	2,873	36,375
Bulten	815	9,500
Byggmax Group	2,929	12,754
Capio	5,127	24,557
Castellum	3,437	55,699
Catena	661	12,900
Clas Ohlson Class B	1,932	15,380
Cloetta Class B	9,063	27,502
Com Hem Holding	5,928	96,365
Concentric	2,269	38,962
Coor Service Management Holding	2,653	18,542
Dios Fastigheter	2,766	16,599
Dometic Group	8,360	82,137
Duni	1,284	18,378
Eastnine	1,862	19,458
Electrolux Class B	3,363	76,596
Elekta Class B	4,571	60,220
†Enea	691	6,943
†Epiroc Class A	3,375	35,416
†Epiroc Class B	1,908	17,470
Essity Class B	4,944	122,099
Fabege	4,066	48,519
†Fastighets Balder Class B	1,822	47,560
Fenix Outdoor International	263	32,006
†Fingerprint Cards Class B	5,400	4,129
Getinge Class B	5,766	52,466
Granges	5,288	69,253
Gunnebo	3,239	9,655

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Haldex	1,307	$12,987
Hemfosa Fastigheter	3,832	44,837
Hennes & Mauritz Class B	4,565	68,041
Hexagon Class B	1,095	61,066
Hexpol	6,700	69,717
Holmen Class B	3,596	81,722
Hufvudstaden Class A	1,839	26,343
Husqvarna Class A	357	3,372
Husqvarna Class B	10,966	104,092
ICA Gruppen	1,796	55,083
Indutrade	2,575	61,523
Intrum	2,057	47,746
Inwido	2,366	16,933
ITAB Shop Concept Class B	1,500	5,945
JM	3,621	64,684
KappAhl	3,150	11,312
Karo Pharma	6,790	22,439
Kindred Group SDR	7,464	94,001
Klovern Class B	25,228	27,997
KNOW IT	1,633	31,432
Kungsleden	6,895	47,574
Lagercrantz Group Class B	1,482	16,149
Lifco Class B	441	15,706
Lindab International	4,961	36,335
Loomis Class B	4,760	165,491
Lundin Petroleum	1,834	58,500
Mekonomen	1,414	19,544
Millicom International Cellular SDR	1,860	109,855
Modern Times Group Class B	2,012	84,193
†Momentum Group Class B	1,030	12,719
Mycronic	2,215	24,779
NCC Class B	4,663	77,545
†NetEnt	3,048	16,300
New Wave Group Class B	1,826	10,703
Nibe Industrier Class B	3,204	34,391
Nobia	5,249	40,407
Nobina	7,263	55,628
Nolato Class B	1,916	154,662
Nordea Bank	29,724	286,330
Nordic Waterproofing Holding As	2,580	23,793
NP3 Fastigheter	1,486	9,307
Opus Group	18,102	13,096
†Oriflame Holding	1,332	42,949
Peab	11,551	87,244
Platzer Fastigheter Holding Class B	1,642	10,725
Pricer Class B	11,019	10,826
Proact IT Group	780	14,665
†Radisson Hospitality	3,703	11,886
Ratos Class B	10,369	34,684
†RaySearch Laboratories	882	10,340
†Recipharm Class B	2,350	35,210
Resurs Holding Class A	3,017	19,402

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
Saab Class B	1,001	$41,574
Sagax Class B	1,345	16,668
Sandvik	9,776	173,543
†SAS	6,329	12,147
Scandi Standard	2,058	13,166
Scandic Hotels Group	1,891	16,309
†Sectra Class B	568	15,061
Securitas Class B	3,606	59,364
Skandinaviska Enskilda Banken Class A	12,001	114,104
Skanska Class B	5,827	105,913
SKF Class A	693	12,937
SKF Class B	10,248	190,732
SkiStar	1,958	40,792
SSAB Class A	8,512	40,209
SSAB Class B	14,970	56,459
SSAB (Helsinki Stock Exchange) Class B	7,881	29,644
Svenska Cellulosa Class A	1,121	12,253
Svenska Cellulosa Class B	17,336	188,365
Svenska Handelsbanken Class A	15,744	175,005
Svenska Handelsbanken Class B	861	9,882
Sweco Class B	3,479	82,035
Swedbank Class A	11,154	238,852
Swedish Match	1,220	60,436
†Swedish Orphan Biovitrum	1,348	29,415
Systemair	645	6,409
Tele2 Class B	9,976	117,283
Telefonaktiebolaget LM Ericsson Class B	28,194	218,016
Telia	62,638	286,449
Thule Group	3,579	89,028
Trelleborg Class B	4,858	103,758
Vitrolife	2,020	29,607
Volvo Class A	4,893	78,120
Volvo Class B	22,067	352,806
Wallenstam Class B	6,110	54,949
Wihlborgs Fastigheter	4,352	50,358

		8,161,289

Switzerland–5.55%
ABB	24,763	542,871
Adecco Group	3,983	236,334
†Allreal Holding	781	127,367
†Alpiq Holding	434	32,825
†ALSO Holding	352	42,156
†ams	809	60,273
APG SGA	54	20,257
†Arbonia	2,175	35,888
†Aryzta	4,433	66,676
Ascom Holding	1,103	20,048
Autoneum Holding	251	58,802

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Bachem Holding Class B	172	$22,718
Baloise Holding	1,676	244,216
Bank Cler Class B	246	12,917
Banque Cantonale de Geneve	72	13,523
Banque Cantonale Vaudoise	142	109,264
Barry Callebaut	62	111,441
Belimo Holding Class R	16	69,635
Bell Food Group	46	14,748
†Bellevue Group	933	21,858
Berner Kantonalbank	178	32,821
BKW	572	36,967
Bobst Group	566	58,069
Bossard Holding Class A	279	51,923
Bucher Industries	320	107,410
Burckhardt Compression Holding	114	40,590
Burkhalter Holding	128	10,844
†Calida Holding	290	10,513
Carlo Gavazzi Holding	46	15,422
Cembra Money Bank	1,456	114,754
†Cham Group	36	15,813
Chocoladefabriken Lindt & Spruengli Class R	1	76,139
†Cicor Technologies	245	17,170
Cie Financiere Richemont	4,675	397,113
Cie Financiere Tradition	102	10,763
†Clariant	10,371	249,457
Coltene Holding	149	15,287
Conzzeta	56	64,465
†Credit Suisse Group	24,492	369,742
†Credit Suisse Group ADR	583	8,675
Daetwyler Holding Class B	454	87,472
DKSH Holding	919	64,821
†dormakaba Holding Class B	101	70,832
†Dufry	1,492	190,436
†EFG International	4,332	32,546
Emmi	112	95,567
EMS-Chemie Holding	119	76,485
†Feintool International Holding	85	9,115
Flughafen Zurich	1,195	244,237
Forbo Holding	38	56,868
†GAM Holding	9,624	133,140
Geberit	423	181,920
Georg Fischer	297	381,184
Givaudan	90	204,665
Gurit Holding Class B	24	19,533
Helvetia Holding	423	241,977
†HOCHDORF Holding	78	22,172
Huber + Suhner	884	54,006
Implenia	1,019	77,791
†Inficon Holding	61	31,138
Interroll Holding Class R	40	70,282
Intershop Holding	66	33,656

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
†Julius Baer Group	5,477	$322,326
Jungfraubahn Holding	207	30,727
†Kardex	391	54,250
Komax Holding Class R	298	78,720
†Kudelski Class B	1,531	14,378
Kuehne + Nagel International Class R	470	70,811
†LafargeHolcim	5,699	278,418
LEM Holding	23	34,373
Liechtensteinische Landesbank	592	36,466
Logitech International Class R	1,164	51,330
Logitech International (New York Shares) Class R	2,260	99,214
†Lonza Group	1,088	289,496
Luzerner Kantonalbank	173	89,968
Metall Zug	7	22,231
Mobilezone Holding	775	7,842
Mobimo Holding	405	100,197
Nestle	21,216	1,647,491
Novartis	19,232	1,461,966
Novartis ADR	161	12,162
†OC Oerlikon	7,769	119,167
†Orascom Development Holding	824	12,356
Orior	228	19,616
Panalpina Welttransport Holding	619	84,384
Partners Group Holding	230	168,964
Phoenix Mecano Class B	34	22,694
Plazza Class A	48	11,003
PSP Swiss Property	1,478	137,308
Rieter Holding	188	32,558
Roche Holding	3,669	817,124
Roche Holding (Swiss Exchange)	150	33,929
Romande Energie Holding	5	5,983
†Schaffner Holding Class R	33	10,863
Schindler Holding	319	67,260
†Schmolz + Bickenbach	41,908	32,924
Schweiter Technologies Class B	51	53,251
†SFS Group	962	101,805
SGS	63	168,076
†Siegfried Holding	187	74,872
Sika	2,700	374,614
Sonova Holding	1,217	218,564
St Galler Kantonalbank	148	77,116
Straumann Holding Class R	210	160,103
Sulzer	744	90,605
†Sunrise Communications Group	1,919	156,574
Swatch Group	500	237,857
Swatch Group (Swiss Exchange)	717	62,157
†Swiss Life Holding	766	266,859
Swiss Re	3,479	301,071
Swisscom	771	345,054
Swissquote Group Holding	434	24,060
Tamedia	63	9,543

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Tecan Group Class R	339	$82,499
†Temenos	1,417	214,632
†u-blox Holding	451	89,672
†UBS Group	22,859	353,746
†UBS Group (New York Shares)	15,430	236,696
Valiant Holding	898	101,924
†Valora Holding	234	76,559
†VAT Group	496	66,414
Vaudoise Assurances Holding	46	23,968
Vetropack Holding Class B	7	14,137
Vifor Pharma	1,464	234,539
Vontobel Holding Class R	1,634	118,718
VP Bank	120	22,878
VZ Holding	61	19,218
†Ypsomed Holding	126	18,385
Zehnder Group	646	26,811
Zug Estates Holding Class B	9	15,632
Zuger Kantonalbank Class B	3	17,873
Zurich Insurance Group	2,061	612,077

		17,294,655

United Kingdom–15.43%
4imprint Group	461	10,465
888 Holdings	9,831	34,979
AA	9,619	15,760
†Acacia Mining	5,399	8,942
Admiral Group	3,375	84,963
AG Barr	6,672	60,493
Aggreko	12,028	107,308
Anglo American	38,283	856,281
Anglo-Eastern Plantations	1,229	11,192
Antofagasta	12,580	164,364
Arrow Global Group	10,826	34,576
Ashmore Group	11,961	58,880
Ashtead Group	10,501	315,008
Associated British Foods	3,646	131,747
AstraZeneca ADR	13,142	461,416
Auto Trader Group	32,168	180,810
AVEVA Group	2,625	93,052
Aviva	77,610	516,226
Avon Rubber	818	15,438
B&M European Value Retail	28,509	152,042
Babcock International Group	19,260	207,872
BAE Systems	42,402	361,950
Balfour Beatty	21,055	78,833
Bank of Georgia Group	1,523	37,888
Barclays	60,163	150,066
Barclays ADR	30,878	309,706
Barratt Developments	23,687	161,119
BBA Aviation	30,369	136,831
Beazley	16,454	127,251
Bellway	11,002	436,177

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Berkeley Group Holdings	4,039	$201,758
BHP Billiton	8,188	184,352
BHP Billiton ADR	9,149	411,248
Bodycote	11,944	154,400
Bovis Homes Group	4,432	67,002
BP	71,428	545,147
BP ADR	43,199	1,972,466
Braemar Shipping Services	3,535	12,130
Brewin Dolphin Holdings	20,468	95,949
British American Tobacco	14,352	725,442
British American Tobacco ADR	909	45,859
Britvic	10,152	104,371
BT Group	54,890	157,777
BT Group ADR	2,800	40,488
†BTG	5,494	37,414
Bunzl	3,184	96,438
Burberry Group	5,077	144,728
Cambian Group	10,146	20,380
Capita	34,895	73,569
Capital & Counties Properties	25,463	96,547
Card Factory	18,485	48,059
†Carillion	16,572	3,483
Carnival	1,149	65,918
Carnival ADR	548	31,592
Centamin	62,967	98,890
Centrica	104,286	216,976
Charles Taylor	2,800	11,603
Chemring Group	10,580	31,068
Chesnara	3,029	14,471
Cineworld Group	39,000	136,705
Clarkson	574	17,423
Close Brothers Group	7,806	153,087
CLS Holdings	3,724	11,230
CMC Markets	11,645	30,645
†Cobham	140,393	238,367
†Coca-Cola HBC	4,056	135,482
Communisis	16,118	11,359
Compass Group	8,647	184,701
Computacenter	4,237	80,857
Connect Group	11,057	4,502
Consort Medical	2,364	37,189
ConvaTec Group	35,727	100,148
Costain Group	7,704	44,736
Countryside Properties	6,856	31,126
†Countrywide	2,878	1,430
Cranswick	2,943	131,125
Crest Nicholson Holdings	14,166	72,875
Croda International	2,497	158,246
CYBG	19,738	82,732
Daily Mail & General Trust Class A	3,176	31,038
Dairy Crest Group	10,235	66,323
DCC	2,536	230,768

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
De La Rue	3,905	$28,654
Debenhams	32,597	6,423
Devro	10,377	27,226
DFS Furniture	4,052	10,989
Diageo	3,922	140,892
Diageo ADR	2,209	318,118
Dignity	883	11,723
Diploma	6,688	115,715
Direct Line Insurance Group	63,230	286,142
DiscoverIE Group	3,315	19,119
Dixons Carphone	42,124	103,737
Domino’s Pizza Group	17,813	81,552
Drax Group	23,099	99,930
DS Smith	71,337	490,694
Dunelm Group	1,645	10,963
easyJet	4,436	97,944
†EI Group	30,183	58,158
Electrocomponents	16,228	162,340
Elementis	15,959	53,244
†EnQuest	56,768	26,522
Entertainment One	23,556	114,342
Equiniti Group Class WI	5,648	18,411
Essentra	7,451	47,240
esure Group	16,021	45,966
Euromoney Institutional Investor	1,876	33,226
Evraz	13,963	93,686
Experian	8,397	207,731
FDM Group Holdings	2,676	34,575
Ferguson	1,757	142,636
Ferrexpo	25,210	60,969
Fidessa Group	2,138	109,056
†Findel	3,000	11,086
†Firstgroup	63,876	70,391
Foxtons Group	7,206	5,383
Fresnillo	2,052	30,967
Fuller Smith & Turner	1,225	15,359
G4S	42,078	148,660
Galliford Try	5,612	64,695
†GAME Digital	3,172	1,614
Games Workshop Group	1,148	45,452
†Gem Diamonds	5,209	8,353
†Georgia Capital	1,523	20,703
GlaxoSmithKline	10,422	210,415
GlaxoSmithKline ADR	7,200	290,232
†Glencore	224,712	1,073,560
Go-Ahead Group	3,728	78,130
Gocompare.Com Group	21,795	37,681
Grafton Group	6,451	67,769
Greencore Group	13,999	34,345
Greene King	17,443	132,505
Greggs	6,750	88,682
†Gulf Keystone Petroleum	17,982	59,329

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
GVC Holdings	11,541	$160,080
Gym Group	5,199	18,869
Halfords Group	13,160	60,267
Halma	12,799	231,413
Hargreaves Lansdown	6,159	160,250
Hastings Group Holdings	10,908	36,652
Hays	98,258	241,975
Headlam Group	2,792	17,982
Helical	5,644	25,251
Henry Boot	32	124
Hikma Pharmaceuticals	4,876	96,591
Hill & Smith Holdings	5,845	114,089
Hilton Food Group	2,628	34,475
Hiscox	8,260	166,242
Hochschild Mining	18,007	45,272
HomeServe	20,430	242,393
Howden Joinery Group	28,356	200,661
HSBC Holdings	11,680	109,552
HSBC Holdings ADR	41,935	1,981,649
†Hunting	6,303	64,551
Huntsworth	11,191	17,797
Ibstock	28,769	113,600
IMI	14,657	218,969
Imperial Brands	3,807	141,785
Inchcape	23,498	242,045
†Indivior	24,115	121,956
Informa	10,480	115,493
Inmarsat	21,606	156,830
InterContinental Hotels Group ADR	1,334	83,602
International Consolidated Airlines Group (London Stock Exchange)	7,151	62,665
†Interserve	4,306	3,609
Intertek Group	3,526	265,991
Investec	21,382	151,818
ITE Group	10,902	11,510
ITV	73,083	167,825
IWG	41,569	175,335
J D Wetherspoon	4,566	75,927
J Sainsbury	36,802	156,005
James Fisher & Sons	2,703	62,356
Jardine Lloyd Thompson Group	5,303	89,583
JD Sports Fashion	17,971	104,498
John Laing Group	13,051	47,470
John Menzies	6,643	54,970
John Wood Group	23,969	198,593
Johnson Matthey	5,307	253,472
†JPJ Group	1,380	17,502
Jupiter Fund Management	21,385	125,874
†Just Eat	2,120	21,795
Just Group	23,048	41,064
†KAZ Minerals	17,192	191,269
KCOM Group	29,984	38,305

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Keller Group	5,506	$73,683
Kier Group	3,172	40,188
Kingfisher	72,755	285,175
†Lamprell	12,474	15,541
Lancashire Holdings	6,028	45,107
Legal & General Group	88,810	311,771
†Liberty Global Class A	1,294	35,637
†Liberty Global Class C	3,168	84,300
Lloyds Banking Group	642,328	534,483
Lloyds Banking Group ADR	51,026	169,917
London Stock Exchange Group	4,089	241,276
†Lonmin	4,567	2,531
Lookers	14,659	20,971
LSL Property Services	3,879	13,669
Man Group	96,370	224,607
Marks & Spencer Group	88,372	344,172
Marshalls	12,585	67,765
Marston’s	28,930	37,989
†McBride	15,062	26,517
McCarthy & Stone	17,569	22,746
McColl’s Retail Group	81	223
Mears Group	4,643	20,895
Mediclinic International	10,592	73,612
Meggitt	38,283	249,235
Melrose Industries	108,653	305,001
Merlin Entertainments	16,787	85,672
†Metro Bank	783	33,440
Micro Focus International	4,812	84,051
Millennium & Copthorne Hotels	5,194	36,330
Mitchells & Butlers	13,113	45,065
Mitie Group	10,021	20,671
MJ Gleeson	2,085	21,848
Mondi	5,636	152,556
Moneysupermarket.com Group	19,758	82,112
Morgan Advanced Materials	19,912	85,827
Morgan Sindall Group	1,563	29,663
†Mothercare	4,436	1,746
N Brown Group	4,375	9,775
National Express Group	23,586	125,009
National Grid	5,385	59,584
National Grid ADR	1,662	92,823
NCC Group	2,225	6,014
NEX Group	16,302	221,170
Next	1,816	144,998
NMC Health	1,099	51,954
Norcros	5,059	14,355
Northgate	9,355	50,225
†Ocado Group	19,406	263,154
On The Beach Group	3,576	23,692
OneSavings Bank	10,637	57,641
†Ophir Energy	21,800	14,529
Oxford Instruments	3,002	39,619

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Pagegroup	15,295	$113,746
PayPoint	2,476	30,553
Pearson	12,374	144,526
Pearson ADR	6,249	72,488
Pendragon	38,325	12,367
Pennon Group	14,505	152,072
Persimmon	14,510	485,059
†Petra Diamonds	54,406	40,425
Petrofac	15,055	116,113
†Petropavlovsk	107,235	11,265
Pets at Home Group	15,776	26,962
Phoenix Group Holdings	19,466	173,923
Photo-Me International	13,399	18,037
Playtech	14,137	140,490
Polypipe Group	13,706	69,641
†Premier Foods	42,105	21,060
†Premier Oil	51,874	88,109
†Provident Financial	6,817	53,962
Prudential	2,005	45,897
Prudential ADR	3,096	141,487
PZ Cussons	5,431	16,156
QinetiQ Group	37,066	131,931
†Quilter	42,982	82,207
Randgold Resources	575	44,165
Rank Group	8,180	20,663
Reach	20,389	20,585
Reckitt Benckiser Group	2,191	180,405
Redrow	12,899	90,735
RELX	2,920	62,526
RELX ADR	3,200	69,568
Renewi	30,109	30,994
Renishaw	1,405	98,275
Rentokil Initial	33,628	155,687
Restaurant Group	13,417	49,828
Rhi Magnesita	479	28,780
Ricardo	2,769	35,082
Rightmove	2,479	173,725
Rio Tinto (London Stock Exchange)	2,407	133,451
Rio Tinto ADR	12,323	683,680
Robert Walters	3,321	30,680
†Rolls-Royce Holdings	32,336	421,719
Rotork	38,977	172,169
†Royal Bank of Scotland Group	3,032	10,248
†Royal Bank of Scotland Group ADR	16,501	112,207
Royal Dutch Shell Class A	11,586	401,990
Royal Dutch Shell ADR Class A	14,979	1,036,996
Royal Dutch Shell ADR Class B	16,573	1,204,028
Royal Mail	29,241	195,038
RPC Group	13,244	130,776
RPS Group	7,026	23,691
RSA Insurance Group	25,998	233,108
Saga	36,399	60,335

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Sage Group	8,145	$67,571
Savills	10,116	116,150
Schroders	2,109	87,898
Schroders Non-Voting Shares	907	29,746
Senior	23,298	93,411
Severfield	10,593	11,995
Severn Trent	4,657	121,662
Shire	3,842	216,256
SIG	19,607	36,149
Sky	5,378	103,732
Smith & Nephew	9,289	171,383
Smith & Nephew ADR	1,200	45,036
Smiths Group	10,203	228,643
Soco International	5,696	7,247
Softcat	4,443	44,916
Spectris	3,984	137,231
Speedy Hire	15,775	13,033
Spirax-Sarco Engineering	2,357	202,814
Spire Healthcare Group	13,580	44,913
Spirent Communications	22,437	34,290
†Sports Direct International	14,267	75,203
SSE	18,957	339,001
SSP Group	14,374	120,327
St Ives	1,227	1,665
St James’s Place	12,153	184,047
St Modwen Properties	13,770	76,399
Stagecoach Group	38,177	71,344
Standard Chartered	33,168	303,175
Standard Life Aberdeen	36,010	154,786
SThree	4,068	19,596
Stobart Group	4,084	12,397
Stock Spirits Group	4,714	14,185
Superdry	2,865	42,424
Synthomer	19,057	132,543
TalkTalk Telecom Group	15,903	22,037
Tate & Lyle	27,725	236,665
Taylor Wimpey	173,801	410,350
Ted Baker	1,250	35,534
Telecom Plus	3,921	58,268
Tesco	81,443	275,912
Thomas Cook Group	66,553	94,596
TP ICAP	18,229	101,379
Travis Perkins	10,038	188,448
Trifast	3,187	10,389
TT Electronics	4,717	15,096
TUI	8,315	182,438
†Tullow Oil	61,915	200,195
Tyman	3,720	16,177
U & I Group	6,068	18,459
Ultra Electronics Holdings	5,343	116,349
Unilever ADR	6,570	363,190
United Utilities Group	14,035	141,365

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Urban & Civic	4,192	$19,087
†Vectura Group	19,742	20,336
Vedanta Resources	3,697	31,558
Vesuvius	6,612	52,183
Victrex	4,154	159,753
Virgin Money Holdings	15,754	76,283
Vitec Group	1,016	17,565
Vodafone Group	413,104	1,002,176
Vodafone Group ADR	2,400	58,344
Volution Group	1,302	3,376
Vp	1,013	13,770
Weir Group	981	25,893
WH Smith	3,564	94,025
Whitbread	1,705	89,084
William Hill	51,534	206,348
Wincanton	4,471	15,342
Wm Morrison Supermarkets	99,913	332,288
WPP	35,301	555,801
WPP ADR	400	31,432
Xaar	886	2,800
XP Power	694	32,331
ZPG	7,625	49,168

		48,051,441

United States–0.00%
Altice USA Class A	881	15,030

		15,030

Total Common Stock (Cost $284,065,113)		306,189,459

ΔPREFERRED STOCK–0.54%
Germany–0.54%
Bayerische Motoren Werke 5.76%	1,109	88,455
Biotest 0.17%	765	22,111
Draegerwerk & Co 0.72%	464	33,324
FUCHS PETROLUB 2.15%	2,745	135,405
Henkel & Co. 1.65%	630	80,561
Jungheinrich 1.65%	2,795	103,665
Porsche Automobil Holding 3.15%	3,120	198,791
Sartorius 0.37%	1,144	171,137
Schaeffler 4.87%	7,279	94,779
Sixt 5.89%	1,191	93,465

	Number of	Value
	Shares	(U.S. $)

ΔPREFERRED STOCK (continued)
Germany (continued)
STO & Co. 3.77%	150	$19,304
Villeroy & Boch 3.49%	830	16,284
Volkswagen 2.69%	3,820	634,443

Total Preferred Stock (Cost $1,709,792)		1,691,724

ΔRIGHTS–0.02%
Spain–0.01%
†ACS Actividades de Construccion y Servicios expiration date 7/9/18	6,140	6,324
†Repsol expiration date 7/9/18	25,874	14,688
†Sacyr expiration date 7/10/18	16,088	919

		21,931

United Kingdom–0.01%
†=GVC Holdings CVR	28,381	4,056
†ITE Group exercise price GBP 0.562, expiration date 7/11/18	19,078	6,017
†Phoenix Group Holdings exercise price GBP 5.18, expiration date 7/11/18	9,084	19,791

		29,864

Total Rights (Cost $33,310)		51,795

ΔWARRANT–0.00%
∎Singapore–0.00%
†=Ezion Holdings exercise price SGD 0.2763	26,754	—

Total Warrant (Cost $0)		—

MONEY MARKET FUND–0.90%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	2,808,007	2,808,007

Total Money Market Fund (Cost $2,808,007)		2,808,007

TOTAL VALUE OF SECURITIES–99.78% (Cost $288,616,222)	310,740,985
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	690,713

NET ASSETS APPLICABLE TO 27,890,227 SHARES OUTSTANDING–100.00%	$311,431,698

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($251,489,257 / 22,514,378 Shares)	$11.170

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($59,942,441 / 5,375,849 Shares)	$11.150

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$311,954,953
Undistributed net investment income	4,282,870
Accumulated net realized loss on investments	(26,921,680)
Net unrealized appreciation of investments, foreign currencies and derivatives	22,115,555

TOTAL NET ASSETS	$311,431,698

Δ	Securities have been classified by country of origin.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«

Includes $3,015 payable for fund shares redeemed, $167,009 due to manager and affiliates, $62,305 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $1,166,464 payable for securities purchased and $17,445 other accrued expenses payable as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following foreign currency exchange contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	61,651	USD	(45,579)	7/2/18	$45	$—
BNYM	CAD	174,000	USD	(132,294)	7/3/18	71	—
BNYM	CHF	45,600	USD	(45,936)	7/2/18	121	—
BNYM	DKK	135,449	USD	(21,182)	7/2/18	52	—
BNYM	EUR	217,223	USD	(253,169)	7/2/18	557	—
BNYM	GBP	54,607	USD	(71,799)	7/2/18	278	—
BNYM	ILS	39,224	USD	(10,733)	7/2/18	—	(9)
BNYM	JPY	1,098,400	USD	(9,958)	7/2/18	—	(35)
BNYM	JPY	3,593,087	USD	(32,492)	7/3/18	—	(31)
BNYM	SGD	61,870	USD	(45,382)	7/3/18	30	—

Total Foreign Currency Exchange Contracts						$1,154	$(75)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BNYM–Bank of New York Mellon

CAD–Canadian Dollar

CDI–Chess Depository Interest

CHF–Swiss Franc

CVA–Dutch Certificate

CVR–Contingent Value Rights

DKK–Danish Krone

EUR–Euro

FDR–Fiduciary Depository Receipt

GBP–British Pound Sterling

ILS–Israeli Shekel

JPY–Japanese Yen

SGD–Singapore Dollar

SDR–Swedish Depository Receipt

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$5,882,751
Interest	11,774
Foreign tax withheld	(558,802)

5,335,723

EXPENSES:
Management fees	1,058,511
Pricing fees	146,404
Professional fees	66,660
Distribution fees-Service Class	65,351
Custodian fees	55,750
Shareholder servicing fees	40,929
Accounting and administration expenses	33,758
Reports and statements to shareholders	10,993
Trustees’ fees and expenses	3,970
Consulting fees	945
Other	1,000

1,484,271
Less:
Management fees waived	(239,929)
Expenses reimbursed	(219,008)
Expenses paid indirectly	(267)

Total operating expenses	1,025,067

NET INVESTMENT INCOME	4,310,656

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,143,484
Foreign currencies	(34,671)
Foreign currency exchange contracts	(14,558)
Futures contracts	(66,684)

Net realized gain	1,027,571

Net change in unrealized appreciation (depreciation) of:
Investments	(14,997,794)
Foreign currencies	(25,115)
Foreign currency exchange contracts	1,066

Net change in unrealized appreciation (depreciation)	(15,021,843)

NET REALIZED AND UNREALIZED LOSS	(13,994,272)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,683,616)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,310,656	$3,789,797
Net realized gain (loss)	1,027,571	(208,507)
Net change in unrealized appreciation (depreciation)	(15,021,843)	43,399,197

Net increase (decrease) in net assets resulting from operations	(9,683,616)	46,980,487

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,596,150)
Service Class	—	(619,740)

	—	(4,215,890)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	51,392,409	42,529,668
Service Class	24,094,633	33,225,543
Reinvestment of dividends and distributions:
Standard Class	—	3,596,150
Service Class	—	619,740

	75,487,042	79,971,101

Cost of shares redeemed:
Standard Class	(2,429,765)	(18,857,243)
Service Class	(5,810,913)	(6,131,371)

	(8,240,678)	(24,988,614)

Increase in net assets derived from capital share transactions	67,246,364	54,982,487

NET INCREASE IN NET ASSETS	57,562,748	97,747,084
NET ASSETS:
Beginning of period	253,868,950	156,121,866

End of period	$311,431,698	$253,868,950

Undistributed (Distributions in excess of ) net investment income	$4,282,870	$(27,786)

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended		5/1/15[2] to 12/31/15
		12/31/17	12/31/16

Net asset value, beginning of period	$11.499	$9.192	$8.985	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.178	0.204	0.198	0.103
Net realized and unrealized gain (loss)	(0.507)	2.306	0.208	(1.022)

Total from investment operations	(0.329)	2.510	0.406	(0.919)

Less dividends and distributions from:
Net investment income	—	(0.203)	(0.199)	(0.096)

Total dividends and distributions	—	(0.203)	(0.199)	(0.096)

Net asset value, end of period	$11.170	$11.499	$9.192	$8.985

Total return[4]	(2.85% )	27.36%	4.51%	(9.18% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$251,489	$210,166	$145,238	$245,437
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.03%	1.10%	1.02%
Ratio of net investment income to average net assets	3.10%	1.94%	2.23%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.78%	1.59%	1.81%	1.28%
Portfolio turnover	2%	9%	26%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended		5/1/15[2] to 12/31/15
		12/31/17	12/31/16

Net asset value, beginning of period	$11.493	$9.191	$8.987	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.163	0.181	0.178	0.086
Net realized and unrealized gain (loss)	(0.506)	2.297	0.203	(1.020)

Total from investment operations	(0.343)	2.478	0.381	(0.934)

Less dividends and distributions from:
Net investment income	—	(0.176)	(0.177)	(0.079)

Total dividends and distributions	—	(0.176)	(0.177)	(0.079)

Net asset value, end of period	$11.150	$11.493	$9.191	$8.987

Total return[4]	(2.98% )	27.01%	4.24%	(9.33% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,943	$43,703	$10,884	$5,518
Ratio of expenses to average net assets	0.93%	0.93%	0.93%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.25%	1.28%	1.35%	1.27%
Ratio of net investment income to average net assets	2.85%	1.69%	1.98%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.53%	1.34%	1.56%	1.03%
Portfolio turnover	2%	9%	26%	92%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a expense in the current year. Management has analyzed the tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2015-December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expense paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.17% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses exceed 0.68% of average daily net assets for the Standard Class and 0.93% for the Service Class. The reimbursement is accrued daily and paid monthly. This agreement will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$7,697
Legal	1,533

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,014 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from, liabilities payable and prepaid expenses to affiliates as follows:

Expense reimbursement receivable from LIAC	$62,305
Management fees payable to LIAC	148,149
Distribution fees payable to LFD	12,090
Shareholder servicing fees payable to Lincoln Life	7,407
Prepaid printing and mailing fees to Lincoln Life	637

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$74,905,433
Sales	6,881,099

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investment and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$288,616,222

Aggregate unrealized appreciation of investments and derivatives	$46,677,823
Aggregate unrealized depreciation of investments and derivatives	(24,551,981)

Net unrealized appreciation of investments and derivatives	$22,125,842

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$22,112,685	$4,238,562	$26,351,247

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be

LVIP Dimensional International Core Equity Fund–50

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

3. Investments (continued)

based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$19,000,933	$17,739	$—	$19,018,672
Austria	1,821,597	—	—	1,821,597
Belgium	3,540,531	—	—	3,540,531
Canada	27,888,570	—	—	27,888,570
China	24,064	—	—	24,064
Denmark	5,455,857	—	—	5,455,857
Finland	5,733,666	—	—	5,733,666
France	23,973,056	—	—	23,973,056
Germany	22,623,417	—	—	22,623,417
Hong Kong	8,787,510	—	38,601	8,826,111
Ireland	2,072,119	—	—	2,072,119
Israel	2,139,712	—	—	2,139,712
Italy	9,009,751	—	—	9,009,751
Japan	75,472,035	—	—	75,472,035
Netherlands	8,286,143	—	—	8,286,143
New Zealand	1,427,600	—	—	1,427,600
Norway	3,320,657	—	—	3,320,657
Portugal	807,875	—	—	807,875
Singapore	3,208,358	800	20,165	3,229,323
South Africa	255,945	—	—	255,945
Spain	7,740,343	—	—	7,740,343
Sweden	8,161,289	—	—	8,161,289
Switzerland	17,294,655	—	—	17,294,655
United Kingdom	48,047,958	3,483	—	48,051,441
United States	15,030	—	—	15,030
Preferred Stock	1,691,724	—	—	1,691,724
Rights	33,051	14,688	4,056	51,795
Money Market Fund	2,808,007	—	—	2,808,007
Warrant	—	—	—	—

Total Investments	$310,641,453	$36,710	$62,822	$310,740,985

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$1,154	$—	$1,154

Liabilities:
Foreign Currency Exchange Contracts	$—	$(75)	$—	$(75)

The securities that have been valued at zero on the Statement of Net Assets are considered to be Level 3 investments in this table.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional International Core Equity Fund–51

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/18	12/31/17
Shares sold:
Standard Class	4,446,344	3,939,938
Service Class	2,076,652	3,143,687
Shares reinvested:
Standard Class	—	319,924
Service Class	—	55,170

	6,522,996	7,458,719

Shares redeemed:
Standard Class	(208,992)	(1,783,936)
Service Class	(503,499)	(580,363)

	(712,491)	(2,364,299)

Net increase	5,810,505	5,094,420

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2018.

During the six months ended June 30, 2018, the Fund used futures contracts as a cash management tool.

LVIP Dimensional International Core Equity Fund–52

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$1,154	Receivables and other assets net of liabilities	$(75)

The effect of derivative instruments on the Statement of Operation for the six months ended June 30, 2018 was as follows:

			Change in Unrealized
			Appreciation
		Realized Gain	(Depreciation) on
		(Loss) on Derivatives	Derivatives
	Location of Gain (Loss) on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(14,558)	$1,066
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(66,684)	—

Total		$(81,242)	$1,066

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$176,924	$—
Futures contracts (average notional value)	222,360	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no assets or liabilities that are subject to the offsetting provisions.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity

LVIP Dimensional International Core Equity Fund–53

LVIP Dimensional International Core Equity Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional International Core Equity Fund–54

LVIP Dimensional U.S. Core Equity 1 Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Dimensional U.S. Core Equity 1 Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 1 Fund

Disclosure

OF FUND EXPENSES (Unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,027.40	0.42%	$2.11
Service Class Shares	1,000.00	1,025.60	0.77%	3.87
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,020.98	0.77%	3.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.79%
Aerospace & Defense	2.84%
Air Freight & Logistics	0.80%
Airlines	0.77%
Auto Components	0.82%
Automobiles	0.55%
Banks	6.60%
Beverages	1.63%
Biotechnology	2.44%
Building Products	0.62%
Capital Markets	2.76%
Chemicals	2.33%
Commercial Services & Supplies	1.05%
Communications Equipment	1.19%
Construction & Engineering	0.38%
Construction Materials	0.17%
Consumer Finance	1.04%
Containers & Packaging	0.69%
Distributors	0.19%
Diversified Consumer Services	0.40%
Diversified Financial Services	0.91%
Diversified Telecommunication Services	2.02%
Electric Utilities	1.42%
Electrical Equipment	0.61%
Electronic Equipment, Instruments & Components	1.39%
Energy Equipment & Services	0.74%
Equity Real Estate Investment Trusts	0.03%
Food & Staples Retailing	1.47%
Food Products	1.34%
Gas Utilities	0.33%
Health Care Equipment & Supplies	2.07%
Health Care Providers & Services	3.10%
Health Care Technology	0.22%
Hotels, Restaurants & Leisure	2.27%
Household Durables	0.84%
Household Products	0.97%
Independent Power & Renewable Electricity Producers	0.18%
Industrial Conglomerates	1.16%
Insurance	2.80%
Internet & Direct Marketing Retail	3.02%
Internet Software & Services	2.86%
IT Services	4.59%
Leisure Products	0.25%
Life Sciences Tools & Services	0.74%
Machinery	2.67%
Marine	0.06%
Media	2.69%

Security Type/Sector	Percentage of Net Assets

Metals & Mining	0.80%
Multiline Retail	0.76%
Multi-Utilities	0.80%
Oil, Gas & Consumable Fuels	4.31%
Paper & Forest Products	0.19%
Personal Products	0.37%
Pharmaceuticals	3.01%
Professional Services	0.70%
Real Estate Management & Development	0.27%
Road & Rail	1.38%
Semiconductors & Semiconductor Equipment	3.89%
Software	4.49%
Specialty Retail	3.48%
Technology Hardware, Storage & Peripherals	3.92%
Textiles, Apparel & Luxury Goods	1.14%
Thrift & Mortgage Finance	0.42%
Tobacco	0.82%
Trading Companies & Distributors	0.70%
Transportation Infrastructure	0.02%
Water Utilities	0.15%
Wireless Telecommunication Services	0.15%
Rights	0.00%
Money Market Fund	0.16%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Apple	3.31%
Amazon.com	2.34%
Microsoft	2.30%
Alphabet Class A & Class C	1.21%
JPMorgan Chase & Co.	1.12%
Johnson & Johnson	0.96%
AT&T	0.95%
Home Depot	0.95%
Facebook Class A	0.95%
Intel	0.92%
Total	15.01%

IT–Information Technology

LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.79%
Aerospace & Defense–2.84%
AAR	5,389	$250,535
†Aerojet Rocketdyne Holdings	9,478	279,506
†Aerovironment	2,215	158,217
Arconic	20,606	350,508
†Astronics	2,505	90,105
†Astronics Class B	806	28,823
†Axon Enterprise	1,811	114,419
Boeing	29,373	9,854,935
BWX Technologies	10,734	668,943
Cubic	2,973	190,867
Curtiss-Wright	6,659	792,554
†Ducommun	1,600	52,944
†Engility Holdings	376	11,521
†Esterline Technologies	4,509	332,764
General Dynamics	12,570	2,343,174
Harris	7,795	1,126,689
HEICO	3,196	233,102
HEICO Class A	7,800	475,410
Hexcel	12,095	802,866
Huntington Ingalls Industries	3,927	851,334
†KLX	6,462	464,618
†Kratos Defense & Security Solutions	5,182	59,645
L3 Technologies	3,767	724,469
Lockheed Martin	10,448	3,086,653
†Mercury Systems	3,446	131,155
Moog Class A	5,219	406,873
Northrop Grumman	9,036	2,780,377
Raytheon	11,202	2,164,002
Rockwell Collins	12,745	1,716,497
Spirit AeroSystems Holdings Class A	9,450	811,849
†Teledyne Technologies	2,695	536,467
Textron	22,144	1,459,511
TransDigm Group	3,095	1,068,208
Triumph Group	6,690	131,124
United Technologies	31,988	3,999,460
†Vectrus	2,921	90,025
†Wesco Aircraft Holdings	14,929	167,951

		38,808,100

Air Freight & Logistics–0.80%
†Air Transport Services Group	11,784	266,201
†Atlas Air Worldwide Holdings	3,789	271,671
CH Robinson Worldwide	11,156	933,311
†Echo Global Logistics	2,584	75,582
Expeditors International of Washington	11,713	856,220
FedEx	12,617	2,864,816
Forward Air	3,352	198,036
†Hub Group Class A	4,075	202,935
United Parcel Service Class B	38,212	4,059,261
†XPO Logistics	12,314	1,233,616

		10,961,649

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Airlines–0.77%
Alaska Air Group	15,098	$911,768
Allegiant Travel	2,149	298,604
American Airlines Group	26,426	1,003,131
Copa Holdings Class A	4,803	454,460
Delta Air Lines	46,387	2,298,012
Hawaiian Holdings	9,950	357,703
†JetBlue Airways	38,403	728,889
SkyWest	6,659	345,602
Southwest Airlines	37,480	1,906,982
†Spirit Airlines	10,860	394,761
†United Continental Holdings	26,032	1,815,211

		10,515,123

Auto Components–0.82%
Adient	7,115	349,987
†American Axle & Manufacturing Holdings	15,047	234,131
Aptiv	16,408	1,503,465
Autoliv	7,240	1,036,913
BorgWarner	16,936	730,958
Cooper Tire & Rubber	10,762	283,041
†Cooper-Standard Holdings	2,502	326,936
Dana	30,421	614,200
Delphi Technologies	6,922	314,674
†Dorman Products	3,454	235,943
†Fox Factory Holding	4,534	211,058
Gentex	34,298	789,540
†Gentherm	4,875	191,587
Goodyear Tire & Rubber	34,879	812,332
†Horizon Global	2,190	13,052
LCI Industries	3,305	297,946
Lear	7,285	1,353,626
†Modine Manufacturing	8,303	151,530
†Motorcar Parts of America	2,029	37,963
Standard Motor Products	2,906	140,476
†Stoneridge	3,532	124,114
Superior Industries International	3,283	58,766
Tenneco	8,836	388,431
Tower International	4,230	134,514
†Visteon	6,208	802,322

		11,137,505

Automobiles–0.55%
Ford Motor	222,142	2,459,112
General Motors	75,934	2,991,800
Harley-Davidson	15,921	669,956
†Tesla	1,541	528,486
Thor Industries	7,273	708,317
Winnebago Industries	3,677	149,286

		7,506,957

Banks–6.60%
1st Source	2,576	137,636

LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Ameris Bancorp	3,331	$177,709
Arrow Financial	457	16,635
Associated Banc-Corp	16,938	462,407
Banc of California	1,402	27,409
BancFirst	3,473	205,602
†Bancorp	1,514	15,836
BancorpSouth Bank	10,113	333,223
Bank of America	353,995	9,979,119
Bank of Hawaii	5,806	484,336
Bank of NT Butterfield & Son	6,172	282,184
Bank of the Ozarks	13,694	616,778
BankUnited	12,210	498,779
Banner	4,059	244,068
BB&T	23,610	1,190,888
Berkshire Hills Bancorp	5,646	229,228
BOK Financial	5,174	486,408
Boston Private Financial Holdings	14,301	227,386
Brookline Bancorp	9,134	169,892
Bryn Mawr Bank	2,262	104,731
Cadence BanCorp	3,144	90,767
Camden National	636	29,072
Carolina Financial	2,597	111,463
Cathay General Bancorp	8,683	351,575
CenterState Bank	8,695	259,285
Central Pacific Financial	5,001	143,279
Chemical Financial	7,551	420,364
CIT Group	10,032	505,713
Citigroup	78,586	5,258,975
Citizens Financial Group	10,989	427,472
City Holding	2,841	213,728
CoBiz Financial	3,260	70,025
Columbia Banking System	8,265	338,039
Comerica	7,262	660,261
Commerce Bancshares	10,656	689,550
Community Bank System	5,191	306,632
Community Trust Bancorp	1,117	55,794
ConnectOne Bancorp	2,533	63,072
Cullen/Frost Bankers	5,222	565,229
†Customers Bancorp	3,657	103,786
CVB Financial	14,317	320,987
†Eagle Bancorp	3,814	233,798
East West Bancorp	11,093	723,264
Enterprise Financial Services	1,260	67,977
FB Financial	1,000	40,720
†FCB Financial Holdings Class A	5,210	306,348
Fidelity Southern	1,928	48,990
Fifth Third Bancorp	30,253	868,261
First Bancorp (North Carolina)	2,263	92,579
†First BanCorp (Puerto Rico)	32,583	249,260
First Busey	6,136	194,634
First Citizens BancShares Class A	953	384,345
First Commonwealth Financial	14,092	218,567

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
First Community Bancshares	1,307	$41,641
First Financial	880	39,908
First Financial Bancorp	12,150	372,397
First Financial Bankshares	4,461	227,065
First Hawaiian	1,050	30,471
First Horizon National	36,948	659,152
First Interstate BancSystem Class A	3,666	154,705
First Merchants	5,490	254,736
First Midwest Bancorp	14,084	358,719
First of Long Island	1,200	29,820
First Republic Bank	6,632	641,911
Flushing Financial	4,876	127,264
FNB	32,839	440,699
Fulton Financial	20,249	334,109
German American Bancorp	700	25,095
Glacier Bancorp	10,015	387,380
Great Southern Bancorp	946	54,111
Great Western Bancorp	8,042	337,684
Green Bancorp	4,994	107,870
Guaranty Bancorp	864	25,747
Hancock Whitney	10,617	495,283
Hanmi Financial	4,000	113,400
Heartland Financial USA	2,621	143,762
Heritage Commerce	487	8,274
Heritage Financial	3,857	134,416
Hilltop Holdings	13,115	289,448
Home BancShares	19,464	439,108
†HomeTrust Bancshares	901	25,363
Hope Bancorp	16,420	292,769
Horizon Bancorp	3,831	79,263
Huntington Bancshares	53,810	794,236
IBERIABANK	4,674	354,289
Independent Bank (Massachusetts)	3,374	264,522
Independent Bank Group	3,054	204,007
International Bancshares	10,063	430,696
Investors Bancorp	34,004	434,911
JPMorgan Chase & Co.	146,688	15,284,890
KeyCorp	30,881	603,415
Lakeland Bancorp	3,864	76,700
Lakeland Financial	2,847	137,197
LegacyTexas Financial Group	5,666	221,087
Live Oak Bancshares	1,740	53,331
M&T Bank	4,252	723,478
MB Financial	9,240	431,508
Mercantile Bank	836	30,899
MidWestOne Financial Group	600	20,268
National Bank Holdings Class A	3,583	138,268
NBT Bancorp	5,373	204,980
OFG Bancorp	4,091	57,479
Old National Bancorp	17,834	331,712
Opus Bank	2,840	81,508
†Pacific Premier Bancorp	4,923	187,812

LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
PacWest Bancorp	6,709	$331,559
Park National	1,249	139,164
Peapack Gladstone Financial	548	18,955
Peoples Bancorp	3,493	131,966
People’s United Financial	29,963	542,031
Pinnacle Financial Partners	5,894	361,597
PNC Financial Services Group	14,174	1,914,907
Popular	10,058	454,722
Preferred Bank	1,188	73,014
Prosperity Bancshares	7,549	516,050
Regions Financial	53,899	958,324
Renasant	5,232	238,161
Republic Bancorp Class A	603	27,316
S&T Bancorp	3,442	148,832
Sandy Spring Bancorp	3,312	135,825
†Seacoast Banking Corp. of Florida	1,194	37,706
ServisFirst Bancshares	6,045	252,258
†Signature Bank	3,370	430,956
Simmons First National Class A	12,660	378,534
South State	3,499	301,789
Southside Bancshares	2,988	100,636
State Bank Financial	5,416	180,894
Sterling Bancorp	29,478	692,733
Stock Yards Bancorp	2,112	80,573
SunTrust Banks	14,027	926,063
†SVB Financial Group	4,498	1,298,842
Synovus Financial	16,013	845,967
TCF Financial	27,139	668,162
†Texas Capital Bancshares	5,756	526,674
Tompkins Financial	1,348	115,766
Towne Bank	7,989	256,447
TriCo Bancshares	1,599	59,883
†Triumph Bancorp	1,348	54,931
Trustmark	10,322	336,807
UMB Financial	5,641	430,013
Umpqua Holdings	24,155	545,661
Union Bankshares Corp.	7,033	273,443
United Bankshares	11,140	405,496
United Community Banks	8,010	245,667
Univest Corp. of Pennsylvania	2,435	66,963
US Bancorp	58,777	2,940,026
Valley National Bancorp	29,056	353,321
Washington Trust Bancorp	1,086	63,097
Webster Financial	9,266	590,244
Wells Fargo & Co.	191,715	10,628,680
WesBanco	4,468	201,239
Westamerica Bancorporation	2,893	163,483
†Western Alliance Bancorp	10,465	592,424
Wintrust Financial	5,764	501,756
Zions Bancorporation	9,192	484,326

		90,066,711

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–1.63%
†Boston Beer Class A	1,347	$403,696
Brown-Forman Class A	1,046	51,108
Brown-Forman Class B	14,939	732,160
Coca-Cola	186,990	8,201,381
Coca-Cola Bottling Consolidated	1,354	182,966
Constellation Brands Class A	5,045	1,104,199
Dr Pepper Snapple Group	10,927	1,333,094
MGP Ingredients	1,497	132,949
Molson Coors Brewing Class B	8,298	564,596
†Monster Beverage	12,489	715,620
†National Beverage	1,899	203,003
PepsiCo	79,103	8,611,944

		22,236,716

Biotechnology–2.44%
AbbVie	94,538	8,758,946
†Acorda Therapeutics	4,839	138,879
†Agios Pharmaceuticals	1,832	154,309
†Alexion Pharmaceuticals	3,085	383,003
†Alkermes	3,336	137,310
†Alnylam Pharmaceuticals	2,227	219,337
Amgen	29,424	5,431,376
†Aptevo Therapeutics	2,879	14,366
†Array BioPharma	5,200	87,256
†Biogen	9,149	2,655,406
†BioMarin Pharmaceutical	3,163	297,955
†Bluebird Bio	705	110,650
†Celgene	33,922	2,694,085
†Eagle Pharmaceuticals	1,957	148,067
†Emergent BioSolutions	5,759	290,772
†Enanta Pharmaceuticals	2,114	245,013
†Exact Sciences	3,427	204,900
†Exelixis	12,257	263,771
†FibroGen	4,395	275,127
†Five Prime Therapeutics	4,086	64,600
Gilead Sciences	79,424	5,626,396
†Halozyme Therapeutics	2,942	49,632
†Immunomedics	3,808	90,135
†Incyte	2,275	152,425
†Ionis Pharmaceuticals	1,152	48,004
†Ligand Pharmaceuticals Class B	1,549	320,906
†Loxo Oncology	989	171,572
†Madrigal Pharmaceuticals	280	78,313
†Momenta Pharmaceuticals	4,060	83,027
†Myriad Genetics	6,072	226,911
†Neurocrine Biosciences	2,841	279,100
†OPKO Health	26,983	126,820
†Regeneron Pharmaceuticals	3,070	1,059,119
†REGENXBIO	1,863	133,670
†Repligen	1,752	82,414
†Retrophin	524	14,284
†Sage Therapeutics	900	140,877

LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Sarepta Therapeutics	3,222	$425,884
†Seattle Genetics	3,269	217,029
†Spectrum Pharmaceuticals	5,200	108,992
†Ultragenyx Pharmaceutical	1,249	96,011
†United Therapeutics	5,963	674,713
†Vertex Pharmaceuticals	3,259	553,900

		33,335,262

Building Products–0.62%
AAON	7,398	245,983
Advanced Drainage Systems	1,629	46,508
Allegion	3,626	280,507
†American Woodmark	2,433	222,741
AO Smith	8,977	530,990
Apogee Enterprises	3,439	165,657
†Armstrong Flooring	3,796	53,296
†Armstrong World Industries	7,192	454,534
†Builders FirstSource	12,418	227,125
†Continental Building Products	6,258	197,440
Fortune Brands Home & Security	8,581	460,714
†Gibraltar Industries	3,900	146,250
Griffon	4,573	81,399
Insteel Industries	1,756	58,650
†JELD-WEN Holding	6,024	172,226
Johnson Controls International	20,579	688,368
Lennox International	2,465	493,370
Masco	18,094	677,077
†Masonite International	3,469	249,248
†NCI Building Systems	6,362	133,602
Owens Corning	12,082	765,636
†Patrick Industries	4,000	227,400
†PGT Innovations	8,191	170,782
Quanex Building Products	4,360	78,262
Simpson Manufacturing	4,772	296,771
†Trex	8,212	513,989
Universal Forest Products	5,646	206,756
†USG	14,179	611,398

		8,456,679

Capital Markets–2.76%
Affiliated Managers Group	4,373	650,134
Ameriprise Financial	6,776	947,827
Artisan Partners Asset Management Class A	3,789	114,238
Bank of New York Mellon	40,873	2,204,281
BGC Partners Class A	34,768	393,574
BlackRock	3,395	1,694,241
BrightSphere Investment Group	6,371	90,850
Cboe Global Markets	6,135	638,469
Charles Schwab	29,672	1,516,239
CME Group	6,950	1,139,244
Cohen & Steers	4,673	194,911

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Diamond Hill Investment Group	152	$29,553
†Donnelley Financial Solutions	4,245	73,736
†E*TRADE Financial	15,622	955,441
Eaton Vance	9,530	497,371
Evercore Class A	5,155	543,595
FactSet Research Systems	3,459	685,228
Federated Investors Class B	13,518	315,240
Financial Engines	5,573	250,228
Franklin Resources	11,873	380,530
GAIN Capital Holdings	5,501	41,533
Goldman Sachs Group	11,513	2,539,422
Greenhill & Co.	3,574	101,502
Hamilton Lane Class A	2,290	109,851
Houlihan Lokey	2,921	149,614
Interactive Brokers Group	11,049	711,666
Intercontinental Exchange	15,452	1,136,495
†INTL. FCStone	1,728	89,355
Invesco	26,923	715,075
Investment Technology Group	5,918	123,805
Janus Henderson Group	11,212	344,545
Lazard Class A	6,961	340,462
Legg Mason	11,109	385,816
LPL Financial Holdings	16,584	1,086,915
MarketAxess Holdings	2,604	515,227
Moelis & Co. Class A	2,384	139,822
Moody’s	6,784	1,157,079
Morgan Stanley	56,694	2,687,296
Morningstar	5,529	709,094
MSCI	6,463	1,069,174
Nasdaq	10,110	922,740
Northern Trust	7,396	760,974
Oppenheimer Holdings Class A	566	15,848
Piper Jaffray	1,300	99,905
PJT Partners Class A	2,208	117,885
Raymond James Financial	12,343	1,102,847
S&P Global	14,775	3,012,475
SEI Investments	9,432	589,689
State Street	8,438	785,493
Stifel Financial	7,513	392,554
T. Rowe Price Group	12,777	1,483,282
TD Ameritrade Holding	6,391	350,035
Virtu Financial Class A	755	20,045
Virtus Investment Partners	817	104,535
Waddell & Reed Financial Class A	15,478	278,140
Westwood Holdings Group	147	8,752
WisdomTree Investments	12,979	117,849

		37,631,726

Chemicals–2.33%
A Schulman	4,438	197,491
†AdvanSix	2,907	106,483
Air Products & Chemicals	5,258	818,828

LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Albemarle	3,385	$319,307
American Vanguard	3,629	83,286
Ashland Global Holdings	4,435	346,728
†Axalta Coating Systems	6,874	208,351
Balchem	2,885	283,134
Cabot	7,734	477,729
Celanese Class A	9,212	1,023,085
CF Industries Holdings	13,840	614,496
Chase	1,120	131,320
Chemours	6,008	266,515
DowDuPont	68,052	4,485,988
Eastman Chemical	18,625	1,861,755
Ecolab	10,181	1,428,700
†Ferro	10,300	214,755
FMC	3,915	349,257
FutureFuel	4,566	63,970
†GCP Applied Technologies	5,509	159,486
Hawkins	819	28,952
HB Fuller	6,545	351,336
Huntsman	42,484	1,240,533
†Ingevity	4,179	337,914
Innophos Holdings	2,701	128,568
Innospec	4,258	325,950
International Flavors & Fragrances	4,658	577,406
KMG Chemicals	1,701	125,500
†Koppers Holdings	1,784	68,416
†Kraton	4,560	210,398
Kronos Worldwide	6,569	148,000
†LSB Industries	2,575	13,647
LyondellBasell Industries Class A	21,514	2,363,313
Minerals Technologies	4,368	329,129
Mosaic	14,214	398,703
NewMarket	1,327	536,771
Olin	18,769	539,046
†OMNOVA Solutions	2,534	26,354
†Platform Specialty Products	32,886	381,478
PolyOne	12,817	553,951
PPG Industries	13,312	1,380,854
Praxair	16,799	2,656,762
Quaker Chemical	1,377	213,256
Rayonier Advanced Materials	6,635	113,392
RPM International	10,432	608,394
Scotts Miracle-Gro Class A	7,737	643,409
Sensient Technologies	4,926	352,455
Sherwin-Williams	4,501	1,834,473
Stepan	2,486	193,933
†Trecora Resources	1,810	26,879
Tredegar	492	11,562
Trinseo	5,490	389,515
Tronox	7,502	147,639
Valvoline	15,826	341,367
Westlake Chemical	3,913	421,156

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
WR Grace & Co.	5,509	$403,865

		31,864,940

Commercial Services & Supplies–1.05%
ABM Industries	6,672	194,689
ACCO Brands	15,297	211,863
†Advanced Disposal Services	7,260	179,903
†ARC Document Solutions	6,046	10,701
Brady Class A	6,379	245,910
Brink’s	6,531	520,847
†Casella Waste Systems	2,209	56,572
†Cimpress	4,105	595,061
Cintas	6,818	1,261,807
†Clean Harbors	9,325	518,004
†Copart	18,070	1,022,039
Covanta Holding	22,488	371,052
Deluxe	9,390	621,712
Ennis	3,323	67,623
Essendant	5,795	76,610
Healthcare Services Group	2,712	117,131
Herman Miller	8,070	273,573
HNI	6,100	226,920
†InnerWorkings	2,041	17,736
Interface Class A	8,682	199,252
KAR Auction Services	13,984	766,323
Kimball International Class B	4,901	79,200
Knoll	7,864	163,650
LSC Communications	4,245	66,477
Matthews International Class A	3,204	188,395
McGrath RentCorp	3,969	251,119
Mobile Mini	5,916	277,460
MSA Safety	1,744	168,017
Multi-Color	1,912	123,611
Pitney Bowes	23,939	205,157
Quad/Graphics	5,244	109,232
Republic Services	13,925	951,913
Rollins	10,682	561,660
†SP Plus	3,002	111,674
Steelcase Class A	12,090	163,215
†Stericycle	7,107	464,016
†Team	2,683	61,977
Tetra Tech	7,691	449,923
U.S. Ecology	3,569	227,345
UniFirst	2,026	358,399
Viad	1,892	102,641
VSE	600	28,668
Waste Management	20,630	1,678,044

		14,347,121

Communications Equipment–1.19%
ADTRAN	4,884	72,527
†Applied Optoelectronics	2,558	114,854

LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Arista Networks	2,962	$762,685
†ARRIS International	21,214	518,576
†CalAmp	2,806	65,745
†Calix	3,340	26,052
†Ciena	14,673	388,981
Cisco Systems	181,511	7,810,418
†CommScope Holding	14,905	435,300
Comtech Telecommunications	2,467	78,648
†EchoStar Class A	6,579	292,108
†F5 Networks	4,506	777,060
†Finisar	13,225	238,050
†Harmonic	15,891	67,537
†Infinera	10,668	105,933
InterDigital	6,220	503,198
Juniper Networks	22,261	610,397
†Lumentum Holdings	4,714	272,941
Motorola Solutions	5,314	618,390
†NETGEAR	4,473	279,563
†NetScout Systems	10,443	310,157
†Oclaro	5,900	52,687
†Palo Alto Networks	1,493	306,767
Plantronics	3,909	298,061
†Ribbon Communications	7,554	53,784
†Ubiquiti Networks	7,606	644,380
†ViaSat	4,826	317,165
†Viavi Solutions	25,560	261,734

		16,283,698

Construction & Engineering–0.38%
†AECOM	15,765	520,718
†Aegion	4,365	112,399
Argan	2,865	117,322
Comfort Systems USA	5,275	241,595
†Dycom Industries	5,163	487,955
EMCOR Group	8,124	618,886
Fluor	8,092	394,728
Granite Construction	4,504	250,693
†Great Lakes Dredge & Dock	483	2,536
Jacobs Engineering Group	6,624	420,558
KBR	15,549	278,638
†MasTec	10,781	547,136
†MYR Group	2,986	105,884
Primoris Services	5,083	138,410
†Quanta Services	16,456	549,630
†Tutor Perini	7,043	129,943
Valmont Industries	2,153	324,565

		5,241,596

Construction Materials–0.17%
Eagle Materials	4,281	449,377
Martin Marietta Materials	3,480	777,188
†Summit Materials Class A	10,739	281,899

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials (continued)
†US Concrete	2,396	$125,790
Vulcan Materials	5,108	659,238

		2,293,492

Consumer Finance–1.04%
Ally Financial	26,793	703,852
American Express	37,713	3,695,874
Capital One Financial	16,713	1,535,925
†Credit Acceptance	2,169	766,525
Discover Financial Services	25,340	1,784,189
†Encore Capital Group	3,358	122,903
†Enova International	5,850	213,817
†EZCORP Class A	6,690	80,615
FirstCash	6,979	627,063
†Green Dot Class A	5,819	427,056
†LendingClub	45,832	173,703
Navient	38,163	497,264
Nelnet Class A	4,320	252,331
†OneMain Holdings	11,443	380,937
†PRA Group	6,942	267,614
Santander Consumer USA Holdings	33,673	642,818
†SLM	54,985	629,578
Synchrony Financial	38,150	1,273,447
†World Acceptance	591	65,607

		14,141,118

Containers & Packaging–0.69%
AptarGroup	8,671	809,698
Avery Dennison	7,953	812,001
Ball	20,112	714,982
Bemis	13,593	573,760
†Berry Global Group	11,557	530,929
†Crown Holdings	7,001	313,365
Graphic Packaging Holding	63,505	921,458
Greif Class A	4,106	217,166
Greif Class B	502	28,915
International Paper	15,484	806,407
Myers Industries	2,920	56,064
†Owens-Illinois	23,503	395,085
Packaging Corp. of America	8,291	926,851
Sealed Air	10,093	428,448
Silgan Holdings	22,008	590,475
Sonoco Products	12,990	681,975
WestRock	10,483	597,741

		9,405,320

Distributors–0.19%
Core-Mark Holding	5,228	118,676
Genuine Parts	11,206	1,028,599
†LKQ	21,855	697,175
Pool	4,978	754,167

		2,598,617

LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–0.40%
†Adtalem Global Education	7,102	$341,606
†American Public Education	2,213	93,167
†Bright Horizons Family Solutions	6,159	631,421
Capella Education	1,427	140,845
†Career Education	3,757	60,751
Carriage Services	2,326	57,103
Graham Holdings	553	324,113
†Grand Canyon Education	6,766	755,153
H&R Block	19,342	440,611
†Houghton Mifflin Harcourt	14,700	112,455
†K12	6,889	112,773
†Laureate Education Class A	1,100	15,763
†Regis	4,006	66,259
Service Corp. International	17,588	629,474
†ServiceMaster Global Holdings	11,412	678,672
†Sotheby’s	4,738	257,463
Strayer Education	1,056	119,339
†Weight Watchers International	6,119	618,631

		5,455,599

Diversified Financial Services–0.91%
†Berkshire Hathaway Class B	61,350	11,450,977
†Cannae Holdings	7,025	130,314
Jefferies Financial Group	16,565	376,688
Voya Financial	10,615	498,905

		12,456,884

Diversified Telecommunication Services–2.02%
AT&T	405,558	13,022,467
ATN International	1,514	79,894
CenturyLink	72,776	1,356,545
†Cincinnati Bell	5,095	79,991
Cogent Communications Holdings	5,986	319,652
Consolidated Communications Holdings	10,085	124,651
Frontier Communications	4,870	26,103
IDT Class B	3,397	19,091
†ORBCOMM	9,336	94,294
Verizon Communications	236,167	11,881,562
†Vonage Holdings	7,600	97,964
Windstream Holdings	3,137	16,532
†Zayo Group Holdings	12,965	472,963

		27,591,709

Electric Utilities–1.42%
ALLETE	5,994	463,996
Alliant Energy	10,808	457,395
American Electric Power	16,703	1,156,683
Avangrid	2,641	139,788
Duke Energy	22,164	1,752,729
Edison International	12,899	816,120
El Paso Electric	4,644	274,460
Entergy	5,703	460,745

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Evergy	21,530	$1,208,909
Eversource Energy	11,554	677,180
Exelon	35,590	1,516,134
FirstEnergy	22,090	793,252
Hawaiian Electric Industries	8,248	282,906
IDACORP	6,033	556,484
MGE Energy	3,422	215,757
NextEra Energy	16,264	2,716,576
OGE Energy	10,930	384,845
Otter Tail	4,368	207,917
PG&E	18,216	775,273
Pinnacle West Capital	6,414	516,712
PNM Resources	8,628	335,629
Portland General Electric	9,526	407,332
PPL	26,960	769,708
Southern	32,677	1,513,272
Xcel Energy	21,310	973,441

		19,373,243

Electrical Equipment–0.61%
Acuity Brands	2,185	253,176
Allied Motion Technologies	1,708	81,779
AMETEK	12,878	929,276
†Atkore International Group	4,968	103,185
AZZ	4,022	174,756
†Babcock & Wilcox Enterprises	14,899	35,460
Eaton	14,735	1,101,294
Emerson Electric	25,378	1,754,635
Encore Wire	2,356	111,792
EnerSys	4,508	336,477
†Generac Holdings	10,296	532,612
Hubbell	5,553	587,174
†nVent Electric	7,333	184,058
Powell Industries	1,827	63,634
†Power Solutions International	813	7,805
Regal Beloit	4,821	394,358
Rockwell Automation	6,322	1,050,906
†Sensata Technologies Holding	10,345	492,215
†Thermon Group Holdings	3,728	85,259
†TPI Composites	2,950	86,258

		8,366,109

Electronic Equipment, Instruments & Components–1.39%
Amphenol Class A	15,296	1,333,046
†Anixter International	4,994	316,120
†Arrow Electronics	8,159	614,209
Avnet	11,565	496,023
AVX	10,683	167,403
Badger Meter	2,792	124,802
Belden	4,758	290,809
Benchmark Electronics	4,152	121,031
CDW	12,569	1,015,449

LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Cognex	11,076	$494,100
†Coherent	2,520	394,178
Corning	31,190	858,037
CTS	1,275	45,900
Daktronics	5,746	48,898
Dolby Laboratories Class A	6,088	375,569
†ePlus	1,636	153,948
†Fabrinet	5,499	202,858
†FARO Technologies	354	19,240
†Fitbit Class A	10,678	69,727
†Flex	43,138	608,677
FLIR Systems	9,302	483,425
†II-VI	7,979	346,688
†Insight Enterprises	3,932	192,393
†IPG Photonics	3,304	728,961
†Itron	3,730	223,987
Jabil	33,466	925,670
†KEMET	6,224	150,310
†Keysight Technologies	9,796	578,258
†Knowles	9,103	139,276
Littelfuse	2,512	573,188
Mesa Laboratories	100	21,108
Methode Electronics	4,593	185,098
MTS Systems	1,823	95,981
National Instruments	10,428	437,767
†Novanta	3,392	211,322
†OSI Systems	2,992	231,371
Park Electrochemical	2,423	56,189
PC Connection	3,183	105,676
†Plexus	3,674	218,750
†Rogers	2,571	286,564
†Sanmina	10,665	312,485
†ScanSource	4,669	188,161
SYNNEX	5,679	548,080
TE Connectivity	14,877	1,339,823
†Tech Data	4,231	347,450
†Trimble	7,046	231,391
†TTM Technologies	12,750	224,783
†VeriFone Systems	12,652	288,719
Vishay Intertechnology	23,342	541,534
†Zebra Technologies	7,015	1,004,899

		18,969,331

Energy Equipment & Services–0.74%
†Apergy	6,759	282,188
Archrock	11,511	138,132
Baker Hughes	8,654	285,842
Bristow Group	5,275	74,430
Core Laboratories	3,764	475,054
†Diamond Offshore Drilling	14,549	303,492
†Dril-Quip	5,598	287,737
Ensco Class A	49,726	361,011

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Era Group	2,010	$26,029
†Exterran	5,755	144,105
†Forum Energy Technologies	11,621	143,519
Frank’s International	310	2,418
Halliburton	11,983	539,954
†Helix Energy Solutions Group	20,202	168,283
Helmerich & Payne	7,849	500,452
†Keane Group	5,167	70,633
†Matrix Service	3,017	55,362
†McDermott International	22,374	439,649
Nabors Industries	42,263	270,906
National Oilwell Varco	7,048	305,883
†Newpark Resources	12,083	131,101
†Noble	26,081	165,093
Oceaneering International	12,328	313,871
†Oil States International	6,670	214,107
†Parker Drilling	15,756	5,987
Patterson-UTI Energy	16,123	290,214
†Pioneer Energy Services	7,354	43,021
†ProPetro Holding	7,213	113,100
†RigNet	1,617	16,655
†Rowan Class A	15,208	246,674
RPC	14,752	214,937
Schlumberger	26,860	1,800,426
†SEACOR Holdings	2,936	168,145
†SEACOR Marine Holdings	2,951	68,139
†Select Energy Services Class A	3,958	57,510
†Superior Energy Services	16,774	163,379
TechnipFMC	10,460	332,000
†TETRA Technologies	6,536	29,085
†Transocean	38,916	523,031
†Unit	3,873	98,994
US Silica Holdings	11,361	291,864

		10,162,412

Equity Real Estate Investment Trusts–0.03%
Alexander & Baldwin	11,648	273,728
†CorePoint Lodging	7,542	195,338

		469,066

Food & Staples Retailing–1.47%
Andersons	4,370	149,454
Casey’s General Stores	3,835	402,982
†Chefs’ Warehouse	2,580	73,530
Costco Wholesale	21,531	4,499,548
Ingles Markets Class A	2,345	74,571
Kroger	54,430	1,548,533
†Performance Food Group	10,338	379,405
PriceSmart	2,670	241,635
†Rite Aid	106,328	183,947
SpartanNash	5,888	150,262
†Sprouts Farmers Market	18,502	408,339

LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
†SUPERVALU	5,083	$104,303
Sysco	29,008	1,980,956
†U.S. Foods Holding	16,963	641,541
†United Natural Foods	6,297	268,630
Village Super Market Class A	618	18,206
Walgreens Boots Alliance	30,562	1,834,178
Walmart	80,284	6,876,325
Weis Markets	3,330	177,622

		20,013,967

Food Products–1.34%
Alico	234	7,418
Archer-Daniels-Midland	17,253	790,705
B&G Foods Class A	9,162	273,944
Bunge	6,370	444,053
Calavo Growers	1,666	160,186
†Cal-Maine Foods	5,325	244,151
Campbell Soup	13,392	542,912
Conagra Brands	17,420	622,417
†Darling Ingredients	17,849	354,838
Dean Foods	10,300	108,253
†Farmer Brothers	400	12,220
Flowers Foods	26,330	548,454
Fresh Del Monte Produce	6,313	281,244
General Mills	29,451	1,303,501
†Hain Celestial Group	9,937	296,123
Hershey	8,647	804,690
Hormel Foods	14,127	525,666
†Hostess Brands	8,393	114,145
Ingredion	8,589	950,802
J&J Snack Foods	1,777	270,939
JM Smucker	8,646	929,272
John B Sanfilippo & Son	748	55,689
Kellogg	12,773	892,449
Kraft Heinz	17,183	1,079,436
Lamb Weston Holdings	5,100	349,401
Lancaster Colony	3,385	468,552
†Landec	1,935	28,831
McCormick & Co.	6,613	767,703
Mondelez International	29,450	1,207,450
†Pilgrim’s Pride	10,200	205,326
Pinnacle Foods	11,159	726,005
†Post Holdings	10,059	865,275
Sanderson Farms	3,338	350,991
Seaboard	14	55,478
†TreeHouse Foods	7,423	389,782
Tyson Foods Class A	17,589	1,211,003

		18,239,304

Gas Utilities–0.33%
Atmos Energy	5,568	501,899
Chesapeake Utilities	1,638	130,958

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
National Fuel Gas	8,672	$459,269
New Jersey Resources	11,433	511,627
Northwest Natural Gas	3,933	250,925
ONE Gas	6,456	482,521
South Jersey Industries	7,029	235,261
Southwest Gas Holdings	4,816	367,316
Spire	5,436	384,053
UGI	11,119	578,966
WGL Holdings	6,029	535,074

		4,437,869

Health Care Equipment & Supplies–2.07%
Abaxis	2,179	180,879
Abbott Laboratories	22,357	1,363,553
†ABIOMED	2,200	899,910
†Align Technology	3,312	1,133,168
†AngioDynamics	5,678	126,279
†Anika Therapeutics	1,937	61,984
Atrion	226	135,464
†Avanos Medical	7,052	403,727
Baxter International	12,140	896,418
Becton Dickinson & Co.	5,266	1,261,523
†Boston Scientific	19,203	627,938
Cantel Medical	4,304	423,341
CONMED	2,672	195,590
Cooper	1,674	394,143
†CryoLife	600	16,710
Danaher	12,593	1,242,677
DENTSPLY SIRONA	9,397	411,307
†DexCom	1,908	181,222
†Edwards Lifesciences	8,379	1,219,731
†Globus Medical	8,601	434,006
†Haemonetics	5,852	524,807
†Heska	496	51,480
Hill-Rom Holdings	7,347	641,687
†Hologic	23,305	926,374
†ICU Medical	1,730	508,015
†IDEXX Laboratories	5,375	1,171,427
†Inogen	1,392	259,371
†Insulet	1,200	102,840
†Integer Holdings	3,432	221,879
†Integra LifeSciences Holdings	7,495	482,753
†Intuitive Surgical	2,823	1,350,749
Invacare	4,463	83,012
†Lantheus Holdings	4,262	62,012
†LivaNova	3,945	393,790
†Masimo	6,795	663,532
Medtronic	27,945	2,392,371
Meridian Bioscience	6,320	100,488
†Merit Medical Systems	5,462	279,654
†Natus Medical	2,545	87,803
†Neogen	4,258	341,449

LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†NuVasive	4,122	$214,839
†Nuvectra	1,144	23,486
†OraSure Technologies	3,636	59,885
†Orthofix International	1,657	94,151
†Penumbra	719	99,330
†Quidel	3,344	222,376
ResMed	7,991	827,708
†RTI Surgical	7,962	36,625
†SeaSpine Holdings	1,244	15,699
STERIS	3,834	402,608
Stryker	9,708	1,639,293
†Surmodics	1,196	66,019
Teleflex	2,482	665,697
†Varex Imaging	2,529	93,801
†Varian Medical Systems	5,277	600,100
West Pharmaceutical Services	3,226	320,310
†Wright Medical Group	5,622	145,947
Zimmer Biomet Holdings	4,101	457,015

		28,239,952

Health Care Providers & Services–3.10%
†Acadia Healthcare	9,522	389,545
Aceto	3,288	11,015
†Addus HomeCare	500	28,625
Aetna	8,545	1,568,007
†Amedisys	2,782	237,750
AmerisourceBergen	5,593	476,915
†AMN Healthcare Services	7,388	432,937
Anthem	9,169	2,182,497
†BioTelemetry	1,479	66,555
†Brookdale Senior Living	19,249	174,973
†Capital Senior Living	3,628	38,711
Cardinal Health	16,212	791,632
†Centene	7,570	932,700
Chemed	2,440	785,216
Cigna	10,510	1,786,175
†Community Health Systems	21,088	70,012
†CorVel	4,063	219,402
†Cross Country Healthcare	2,295	25,819
CVS Health	44,394	2,856,754
†DaVita	17,803	1,236,240
†Diplomat Pharmacy	6,175	157,833
Encompass Health	12,718	861,263
Ensign Group	7,140	255,755
†Envision Healthcare	7,594	334,212
†Express Scripts Holding	30,374	2,345,177
†Hanger	4,881	82,782
HCA Healthcare	12,467	1,279,114
†HealthEquity	1,093	82,084
†Henry Schein	9,338	678,312
Humana	5,747	1,710,480
†Kindred Healthcare	12,991	116,919

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Laboratory Corp. of America Holdings	7,556	$1,356,529
†LHC Group	3,706	317,197
†LifePoint Health	7,221	352,385
†Magellan Health	4,141	397,329
McKesson	11,235	1,498,749
†MEDNAX	8,411	364,028
†Molina Healthcare	7,676	751,787
National HealthCare	1,277	89,875
Owens & Minor	8,370	139,863
Patterson	12,944	293,440
†Premier Class A	5,449	198,235
†Providence Service	1,930	151,601
Quest Diagnostics	17,031	1,872,388
†Quorum Health	5,272	26,360
†Select Medical Holdings	20,300	368,445
†Surgery Partners	5,182	77,212
†Tenet Healthcare	15,569	522,651
†Tivity Health	6,476	227,955
†Triple-S Management Class B	3,127	122,141
U.S. Physical Therapy	1,600	153,600
UnitedHealth Group	38,403	9,421,792
Universal Health Services Class B	8,291	923,949
†WellCare Health Plans	2,162	532,371

		42,375,293

Health Care Technology–0.22%
†Allscripts Healthcare Solutions	20,550	246,600
†athenahealth	3,567	567,652
†Cerner	11,856	708,870
Computer Programs & Systems	971	31,946
†Cotiviti Holdings	4,793	211,515
†Evolent Health Class A	10,070	211,973
HealthStream	2,606	71,170
†HMS Holdings	8,554	184,937
†Medidata Solutions	1,250	100,700
†Omnicell	3,102	162,700
†Quality Systems	5,557	108,361
†Veeva Systems Class A	4,571	351,327

		2,957,751

Hotels, Restaurants & Leisure–2.27%
Aramark	21,338	791,640
†Belmond Class A	12,445	138,762
†Biglari Holdings Class B	1	183
BJ’s Restaurants	3,790	227,400
Bloomin’ Brands	11,903	239,250
†Bojangles’	982	14,141
Boyd Gaming	3,668	127,133
Brinker International	6,684	318,158
†Caesars Entertainment	3,390	36,273
Carnival	13,164	754,429
†Carrols Restaurant Group	5,537	82,224

LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory	6,977	$384,154
†Chipotle Mexican Grill	805	347,253
Choice Hotels International	7,826	591,646
Churchill Downs	1,231	364,991
†Chuy’s Holdings	1,400	42,980
Cracker Barrel Old Country Store	3,884	606,720
Darden Restaurants	5,562	595,468
†Dave & Buster’s Entertainment	4,590	218,484
†Del Frisco’s Restaurant Group	2,666	33,592
†Denny’s	10,416	165,927
Dine Brands Global	3,027	226,420
Domino’s Pizza	2,459	693,856
Dunkin’ Brands Group	8,637	596,558
†Eldorado Resorts	4,680	182,988
†Fiesta Restaurant Group	2,409	69,138
†Hilton Grand Vacations	6,174	214,238
Hilton Worldwide Holdings	9,065	717,585
Hyatt Hotels Class A	2,033	156,846
ILG	12,750	421,133
International Game Technology	10,873	252,688
Jack in the Box	4,071	346,523
Las Vegas Sands	22,692	1,732,761
Marriott International Class A	9,978	1,263,215
Marriott Vacations Worldwide	3,991	450,823
McDonald’s	32,225	5,049,335
MGM Resorts International	16,524	479,692
†Norwegian Cruise Line Holdings	13,242	625,685
Papa John’s International	4,299	218,045
†Penn National Gaming	6,600	221,694
†Planet Fitness Class A	8,820	387,551
†Red Robin Gourmet Burgers	2,551	118,877
Red Rock Resorts Class A	8,254	276,509
Royal Caribbean Cruises	6,124	634,446
Ruth’s Hospitality Group	5,354	150,180
†Scientific Games Class A	7,878	387,204
Six Flags Entertainment	7,468	523,133
Sonic	4,619	158,986
Speedway Motorsports	5,420	94,091
Starbucks	78,074	3,813,915
Texas Roadhouse	9,489	621,624
Vail Resorts	2,220	608,702
Wendy’s	43,877	753,807
Wingstop	3,463	180,492
Wyndham Destinations	8,697	385,016
Wyndham Hotels & Resorts	8,697	511,644
Wynn Resorts	2,238	374,507
Yum Brands	12,700	993,394

		30,974,109

Household Durables–0.84%
†Beazer Homes USA	1,618	23,865
†Cavco Industries	858	178,164

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†Century Communities	1,698	$53,572
DR Horton	23,627	968,707
Ethan Allen Interiors	3,617	88,617
Flexsteel Industries	262	10,454
Garmin	10,598	646,478
†GoPro	11,800	75,992
†Green Brick Partners	1,200	11,760
Hamilton Beach Brands Holding Class A	400	11,620
†Helen of Troy	2,994	294,759
Hooker Furniture	1,803	84,561
†Installed Building Products	2,299	130,008
†iRobot	1,300	98,501
KB Home	11,824	322,086
La-Z-Boy	7,762	237,517
Leggett & Platt	12,560	560,678
Lennar Class A	12,717	667,643
Lennar Class B	513	21,900
Libbey	2,727	22,170
†M/I Homes	4,399	116,485
MDC Holdings	9,200	283,084
†Meritage Homes	6,285	276,226
†Mohawk Industries	3,627	777,157
Newell Brands	10,479	270,253
†NVR	399	1,185,170
†PICO Holdings	2,699	31,443
PulteGroup	27,725	797,094
†Taylor Morrison Home Class A	12,603	261,890
†Tempur Sealy International	7,403	355,714
Toll Brothers	11,620	429,824
†TopBuild	3,133	245,439
†TRI Pointe Group	24,489	400,640
Tupperware Brands	6,114	252,141
†Universal Electronics	1,276	42,172
Whirlpool	7,624	1,114,858
†William Lyon Homes Class A	2,599	60,297
†ZAGG	1,799	31,123

		11,440,062

Household Products–0.97%
†Central Garden & Pet Class A	5,487	222,059
Church & Dwight	13,332	708,729
Clorox	8,441	1,141,645
Colgate-Palmolive	33,560	2,175,024
Energizer Holdings	6,574	413,899
†HRG Group	23,805	311,607
Kimberly-Clark	15,473	1,629,926
Procter & Gamble	78,688	6,142,385
Spectrum Brands Holdings	3,378	275,712
WD-40	1,305	190,856

		13,211,842

LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power & Renewable Electricity Producers–0.18%
AES	39,067	$523,888
Atlantica Yield	8,328	168,059
NRG Energy	21,456	658,699
NRG Yield Class A	4,200	71,610
NRG Yield Class C	7,003	120,452
Ormat Technologies	5,007	266,322
Pattern Energy Group	8,394	157,387
†Vistra Energy	21,364	505,472

		2,471,889

Industrial Conglomerates–1.16%
3M	34,245	6,736,676
Carlisle	5,516	597,438
General Electric	177,049	2,409,637
Honeywell International	36,084	5,197,900
Raven Industries	2,462	94,664
Roper Technologies	2,662	734,472

		15,770,787

Insurance–2.80%
Aflac	34,144	1,468,875
Alleghany	671	385,805
Allstate	14,910	1,360,836
†Ambac Financial Group	5,809	115,309
American Equity Investment Life Holding	10,889	392,004
American Financial Group	3,774	405,063
American International Group	26,967	1,429,790
American National Insurance	2,284	273,144
AMERISAFE	3,206	185,147
AmTrust Financial Services	24,542	357,577
Aon	10,160	1,393,647
†Arch Capital Group	18,234	482,472
Argo Group International Holdings	4,555	264,873
Arthur J. Gallagher & Co.	13,473	879,517
Aspen Insurance Holdings	6,811	277,208
Assurant	5,375	556,259
Assured Guaranty	11,085	396,067
†Athene Holding Class A	5,851	256,508
Axis Capital Holdings	7,323	407,305
†Brighthouse Financial	8,990	360,229
Brown & Brown	25,774	714,713
Chubb	14,026	1,781,582
Cincinnati Financial	7,786	520,572
CNA Financial	2,638	120,504
†eHealth	183	4,044
Employers Holdings	4,584	184,277
†Enstar Group	1,331	275,916
Erie Indemnity Class A	2,601	304,993
Everest Re Group	1,823	420,165
FBL Financial Group Class A	1,130	88,987
FedNat Holding	2,034	46,924

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
First American Financial	14,738	$762,249
FNF Group	10,970	412,691
†Genworth Financial	43,794	197,073
†Greenlight Capital Re Class A	4,459	63,318
Hanover Insurance Group	4,961	593,137
Hartford Financial Services Group	15,274	780,960
HCI Group	2,595	107,874
Horace Mann Educators	3,291	146,779
Infinity Property & Casualty	600	85,410
James River Holdings L	1,600	62,864
Kemper	7,867	595,139
Loews	14,354	693,011
Maiden Holdings	12,125	93,969
†Markel	627	679,887
Marsh & McLennan	25,038	2,052,365
†MBIA	23,888	215,947
Mercury General	6,071	276,595
MetLife	21,288	928,157
National General Holdings	10,842	285,470
National Western Life Group Class A	200	61,452
Navigators Group	4,398	250,686
Old Republic International	27,874	554,971
Primerica	7,888	785,645
Principal Financial Group	24,023	1,272,018
ProAssurance	5,875	208,269
Progressive	16,390	969,469
Prudential Financial	11,886	1,111,460
Reinsurance Group of America	3,077	410,718
RenaissanceRe Holdings	3,891	468,165
RLI	3,097	204,990
Safety Insurance Group	2,774	236,900
Selective Insurance Group	9,030	496,650
State Auto Financial	2,700	80,757
Stewart Information Services	3,350	144,285
†Third Point Reinsurance	3,639	45,487
Torchmark	4,659	379,289
Travelers	16,452	2,012,738
United Fire Group	2,487	135,566
United Insurance Holdings	3,254	63,713
Universal Insurance Holdings	7,335	257,459
Unum Group	9,122	337,423
Validus Holdings	9,014	609,346
White Mountains Insurance Group	507	459,651
Willis Towers Watson	2,711	410,988
WR Berkley	7,291	527,941
XL Group	10,294	575,949

		38,215,192

Internet & Direct Marketing Retail–3.02%
†1-800-Flowers.com Class A	5,253	65,925
†Amazon.com	18,776	31,915,445
†Booking Holdings	1,902	3,855,525

LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
Expedia Group	3,181	$382,324
†FTD	4,356	20,212
†Groupon	36,475	156,843
†Liberty Expedia Holdings Class A	4,774	209,770
†Liberty TripAdvisor Holdings Class A	10,113	162,819
†Netflix	6,481	2,536,858
Nutrisystem	3,791	145,953
PetMed Express	1,000	44,050
†Qurate Retail	22,590	479,360
†Shutterfly	4,144	373,084
†TripAdvisor	8,010	446,237
†Wayfair Class A	4,101	487,035

		41,281,440

Internet Software & Services–2.86%
†2U	1,796	150,074
†Akamai Technologies	9,655	707,036
†Alarm.com Holdings	2,786	112,499
†Alphabet Class A	7,226	8,159,527
†Alphabet Class C	7,524	8,394,151
†ANGI Homeservices Class A	2,100	32,298
†Blucora	5,281	195,397
†Box Class A	4,216	105,358
†Carbonite	4,619	161,203
†Cars.com	8,684	246,539
†comScore	2,587	56,397
†DHI Group	5,517	12,965
†eBay	39,388	1,428,209
†Endurance International Group Holdings	7,841	78,018
†Envestnet	1,992	109,460
†Etsy	3,097	130,662
†Facebook Class A	66,556	12,933,162
†GoDaddy Class A	367	25,910
†GrubHub	5,087	533,677
†GTT Communications	5,749	258,705
†InterActiveCorp	3,063	467,077
†Internap	1,580	16,464
j2 Global	6,291	544,863
†Limelight Networks	5,104	22,815
†Liquidity Services	356	2,332
LogMeIn	4,791	494,671
†Match Group	7,041	272,768
†New Relic	1,830	184,080
NIC	6,405	99,598
†Nutanix Class A	3,319	171,161
†Okta	2,451	123,457
†Shutterstock	1,235	58,613
†Stamps.com	1,566	396,276
†Trade Desk Class A	297	27,859
†Twilio Class A	2,382	133,440
†Twitter	7,054	308,048

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†VeriSign	5,960	$819,023
†Web.com Group	9,420	243,507
†XO Group	1,837	58,784
†Yelp	5,016	196,527
†Zillow Group Class A	4,254	254,177
†Zillow Group Class C	5,985	353,474

		39,080,261

IT Services–4.59%
Accenture Class A	35,747	5,847,852
†Acxiom	9,820	294,109
Alliance Data Systems	4,827	1,125,656
Amdocs	10,852	718,294
Automatic Data Processing	23,070	3,094,610
†Black Knight	6,795	363,872
Booz Allen Hamilton Holding	17,715	774,677
Broadridge Financial Solutions	9,459	1,088,731
†CACI International Class A	3,716	626,332
†Cardtronics Class A	8,238	199,195
Cass Information Systems	645	44,389
Cognizant Technology Solutions Class A	14,788	1,168,104
†Conduent	18,114	329,131
Convergys	8,676	212,041
†CoreLogic	11,629	603,545
CSG Systems International	5,410	221,107
DXC Technology	6,352	512,035
†EPAM Systems	4,126	512,986
†Euronet Worldwide	5,965	499,688
EVERTEC	11,471	250,641
†ExlService Holdings	3,213	181,888
Fidelity National Information Services	10,239	1,085,641
†First Data	1,118	23,400
†Fiserv	24,198	1,792,830
†FleetCor Technologies	4,616	972,360
†Gartner	1,117	148,449
Genpact	15,431	446,419
Global Payments	6,238	695,475
Hackett Group	2,613	41,991
International Business Machines	50,503	7,055,269
Jack Henry & Associates	5,618	732,362
Leidos Holdings	7,833	462,147
†Luxoft Holding	847	31,212
ManTech International Class A	3,157	169,341
Mastercard Class A	57,083	11,217,951
MAXIMUS	8,374	520,109
†MoneyGram International	6,116	40,916
Paychex	18,217	1,245,132
†PayPal Holdings	19,280	1,605,446
†Perficient	3,999	105,454
Perspecta	3,176	65,267
Sabre	20,799	512,487

LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Science Applications International	6,361	$514,796
†Square Class A	4,058	250,135
†Sykes Enterprises	6,187	178,062
†Syntel	9,000	288,810
†Teradata	13,485	541,423
Total System Services	12,198	1,030,975
Travelport Worldwide	9,208	170,716
TTEC Holdings	3,912	135,160
†Unisys	5,740	74,046
†Virtusa	1,578	76,817
Visa Class A	74,156	9,821,962
Western Union	30,455	619,150
†WEX	4,036	768,777
†Worldpay Class A	6,520	533,206

		62,642,576

Leisure Products–0.25%
†American Outdoor Brands	8,067	97,046
Brunswick	11,643	750,741
Callaway Golf	9,101	172,646
Hasbro	9,226	851,652
†Malibu Boats Class A	3,566	149,558
Mattel	22,859	375,345
†Nautilus	4,229	66,395
Polaris Industries	5,726	699,603
Sturm Ruger & Co.	1,692	94,752
†Vista Outdoor	7,301	113,092

		3,370,830

Life Sciences Tools & Services–0.74%
Agilent Technologies	7,921	489,835
†Bio-Rad Laboratories Class A	1,445	416,940
Bio-Techne	3,697	546,971
Bruker	15,441	448,407
†Cambrex	5,069	265,109
†Charles River Laboratories International	7,518	843,971
†Enzo Biochem	4,600	23,874
†Illumina	3,335	931,432
†IQVIA Holdings	3,805	379,815
Luminex	4,176	123,317
†Medpace Holdings	1,953	83,979
†Mettler-Toledo International	2,175	1,258,520
PerkinElmer	5,921	433,595
†PRA Health Sciences	4,979	464,839
†Syneos Health	7,453	349,546
Thermo Fisher Scientific	10,126	2,097,500
†Waters	4,541	879,092

		10,036,742

Machinery–2.67%
Actuant Class A	3,465	101,698
AGCO	11,162	677,757

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Alamo Group	1,868	$168,792
Albany International	4,803	288,900
Allison Transmission Holdings	19,350	783,481
Altra Industrial Motion	3,166	136,455
Astec Industries	3,444	205,951
Barnes Group	7,276	428,556
Briggs & Stratton	6,831	120,294
Caterpillar	25,731	3,490,925
†Chart Industries	3,942	243,143
CIRCOR International	2,161	79,871
†Colfax	13,541	415,032
Columbus McKinnon	3,989	172,963
Crane	5,256	421,163
Cummins	6,741	896,553
Deere & Co.	15,561	2,175,428
Donaldson	14,837	669,445
Douglas Dynamics	3,817	183,216
Dover	13,519	989,591
EnPro Industries	3,111	217,614
ESCO Technologies	2,378	137,211
Federal Signal	9,771	227,567
Flowserve	13,578	548,551
Fortive	8,836	681,344
Franklin Electric	6,304	284,310
†Gardner Denver Holdings	6,192	181,983
Global Brass & Copper Holdings	1,864	58,436
Gorman-Rupp	700	24,500
Graco	15,750	712,215
Greenbrier	2,123	111,988
†Harsco	14,587	322,373
Hillenbrand	9,705	457,591
Hyster-Yale Materials Handling	2,265	145,526
IDEX	4,443	606,381
Illinois Tool Works	17,309	2,397,989
Ingersoll-Rand	10,399	933,102
ITT	10,472	547,371
John Bean Technologies	3,731	331,686
Kadant	1,257	120,861
Kennametal	9,700	348,230
†LB Foster Class A	1,339	30,730
Lincoln Electric Holdings	6,053	531,211
Lindsay	567	54,993
†Lydall	878	38,325
†Manitowoc	5,279	136,515
†Meritor	14,282	293,781
†Middleby	3,797	396,483
†Milacron Holdings	5,200	98,436
Mueller Industries	7,847	231,565
Mueller Water Products Class A	19,692	230,790
†Navistar International	9,723	395,921
NN	2,981	56,341
Nordson	4,662	598,647

LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Oshkosh	9,083	$638,717
PACCAR	15,873	983,491
Parker-Hannifin	5,740	894,579
Park-Ohio Holdings	801	29,877
Pentair	7,333	308,573
†Proto Labs	1,861	221,366
†RBC Bearings	2,276	293,172
REV Group	4,714	80,185
†Rexnord	13,942	405,154
Snap-on	4,695	754,580
†SPX	4,663	163,438
†SPX FLOW	4,663	204,099
Standex International	1,405	143,591
Stanley Black & Decker	4,244	563,646
Sun Hydraulics	2,590	124,812
Tennant	2,035	160,765
Terex	9,992	421,562
Timken	8,361	364,122
Titan International	4,215	45,227
Toro	10,402	626,721
†TriMas	5,477	161,024
Trinity Industries	16,333	559,569
Wabash National	13,252	247,282
†WABCO Holdings	4,566	534,313
Wabtec	6,070	598,381
Watts Water Technologies Class A	2,752	215,757
†Welbilt	20,316	453,250
Woodward	6,253	480,606
Xylem	10,270	691,993

		36,509,633

Marine–0.06%
†Kirby	7,077	591,637
Matson	7,118	273,189

		864,826

Media–2.69%
Altice USA Class A	4,376	74,655
AMC Entertainment Holdings	5,436	86,432
†AMC Networks Class A	4,165	259,063
Cable One	819	600,564
CBS Class B	19,875	1,117,373
†Charter Communications Class A	8,548	2,506,359
Cinemark Holdings	15,721	551,493
Clear Channel Outdoor Holdings Class A	2,039	8,768
Comcast Class A	255,331	8,377,410
†Discovery Class A	16,083	442,283
†Discovery Class C	18,277	466,063
†DISH Network Class A	12,793	429,973
Entercom Communications Class A	14,267	107,716
Entravision Communications Class A	11,605	58,025

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
EW Scripps Class A	6,953	$93,101
Gannett	12,945	138,511
†GCI Liberty Class A	11,489	517,924
†Gray Television	12,929	204,278
†IMAX	3,543	78,477
Interpublic Group	29,757	697,504
John Wiley & Sons Class A	8,331	519,854
†Liberty Broadband Class A	1,624	122,839
†Liberty Broadband Class C	4,561	345,359
†Liberty Media - Liberty Formula One Class A	1,485	52,435
†Liberty Media - Liberty Formula One Class C	3,069	113,952
†Liberty Media-Liberty Braves Class A	594	15,272
†Liberty Media-Liberty Braves Class C	1,227	31,730
†Liberty SiriusXM Group Class A	5,940	267,597
†Liberty SiriusXM Group Class C	12,277	556,885
Lions Gate Entertainment Class A	5,974	148,275
Lions Gate Entertainment Class B	9,378	220,008
†Live Nation Entertainment	15,171	736,855
†Madison Square Garden Class A	1,945	603,320
Marcus	400	13,000
Meredith	5,381	274,431
†MSG Networks	7,386	176,895
National CineMedia	6,797	57,095
New Media Investment Group	3,136	57,953
New York Times Class A	15,478	400,880
News Class A	15,331	237,631
News Class B	8,371	132,680
Nexstar Media Group Class A	5,697	418,160
Omnicom Group	14,332	1,093,102
†Reading International Class A	489	7,800
Scholastic	4,716	208,966
Sinclair Broadcast Group Class A	9,958	320,150
Sirius XM Holdings	68,041	460,638
TEGNA	26,053	282,675
Tribune Media Class A	5,496	210,332
Twenty-First Century Fox Class A	52,996	2,633,371
Twenty-First Century Fox Class B	17,580	866,167
Viacom Class A	300	10,635
Viacom Class B	26,734	806,297
Walt Disney	68,663	7,196,569
World Wrestling Entertainment Class A	3,541	257,856

		36,673,636

Metals & Mining–0.80%
†AK Steel Holding	26,497	114,997
†Alcoa	18,767	879,797
†Allegheny Technologies	11,771	295,687
Carpenter Technology	7,558	397,324
†Century Aluminum	9,082	143,041
†Cleveland-Cliffs	18,689	157,548

LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Coeur Mining	21,436	$162,914
Commercial Metals	17,961	379,157
Compass Minerals International	6,373	419,025
Ferroglobe	12,975	111,196
Freeport-McMoRan	96,351	1,663,018
Haynes International	1,268	46,586
Hecla Mining	48,398	168,425
Kaiser Aluminum	1,961	204,160
Materion	3,100	167,865
Newmont Mining	13,741	518,173
Nucor	20,697	1,293,563
Reliance Steel & Aluminum	7,381	646,133
Royal Gold	5,496	510,249
†Ryerson Holding	607	6,768
Schnitzer Steel Industries Class A	2,756	92,877
Southern Copper	3,216	150,734
Steel Dynamics	21,496	987,741
†SunCoke Energy	6,103	81,780
†TimkenSteel	6,778	110,820
United States Steel	19,736	685,826
Warrior Met Coal	8,374	230,871
Worthington Industries	8,534	358,172

		10,984,447

Multiline Retail–0.76%
Big Lots	8,831	368,959
Dillard’s Class A	4,526	427,707
Dollar General	15,063	1,485,212
†Dollar Tree	12,823	1,089,955
Fred’s Class A	5,241	11,949
†JC Penney	41,484	97,073
Kohl’s	28,811	2,100,322
Macy’s	41,432	1,550,800
Nordstrom	14,481	749,826
†Ollie’s Bargain Outlet Holdings	3,936	285,360
Target	28,669	2,182,284

		10,349,447

Multi-Utilities–0.80%
Ameren	14,689	893,826
Avista	8,017	422,175
Black Hills	4,628	283,280
CenterPoint Energy	22,804	631,899
CMS Energy	16,911	799,552
Consolidated Edison	10,269	800,777
Dominion Energy	23,695	1,615,525
DTE Energy	6,090	631,107
MDU Resources Group	18,965	543,916
NiSource	16,856	442,976
NorthWestern	5,837	334,168
Public Service Enterprise Group	16,849	912,205
SCANA	7,858	302,690

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Sempra Energy	6,916	$803,017
Unitil	1,492	76,152
Vectren	10,681	763,157
WEC Energy Group	11,137	720,007

		10,976,429

Oil, Gas & Consumable Fuels–4.31%
Anadarko Petroleum	11,224	822,158
Andeavor	12,681	1,663,494
†Antero Resources	20,782	443,696
Apache	13,659	638,558
Arch Coal Class A	2,884	226,192
Cabot Oil & Gas	11,202	266,608
†Callon Petroleum	21,912	235,335
†Carrizo Oil & Gas	10,989	306,044
†Centennial Resource Development Class A	22,272	402,232
†Cheniere Energy	13,897	905,945
Cheniere Energy Partners Holdings	2,495	78,468
†Chesapeake Energy	56,654	296,867
Chevron	61,474	7,772,158
Cimarex Energy	2,056	209,177
†CNX Resources	25,588	454,955
†Concho Resources	5,683	786,243
ConocoPhillips	25,004	1,740,778
†CONSOL Energy	3,198	122,643
†Continental Resources	10,703	693,126
CVR Energy	6,305	233,222
Delek U.S. Holdings	14,079	706,343
†Denbury Resources	60,015	288,672
Devon Energy	5,918	260,155
DHT Holdings	14,019	65,749
Diamondback Energy	2,433	320,110
†Dorian LPG	650	4,966
†Energen	9,702	706,500
EnLink Midstream	13,242	217,831
EOG Resources	10,607	1,319,829
†EP Energy Class A	16,914	50,742
EQT	9,410	519,244
†Extraction Oil & Gas	3,341	49,079
Exxon Mobil	150,286	12,433,161
GasLog	9,204	175,796
Green Plains	4,898	89,633
†Gulfport Energy	21,110	265,353
†Halcon Resources	8,065	35,405
Hess	11,154	746,091
†HighPoint Resources	14,096	85,704
HollyFrontier	16,197	1,108,361
Kinder Morgan	60,700	1,072,569
†Kosmos Energy	37,603	310,977
†Laredo Petroleum	29,564	284,406
Marathon Oil	33,764	704,317

LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum	30,600	$2,146,896
†Matador Resources	13,122	394,316
Murphy Oil	18,269	616,944
NACCO Industries Class A	200	6,750
†Newfield Exploration	26,481	801,050
Noble Energy	20,258	714,702
†Oasis Petroleum	35,805	464,391
Occidental Petroleum	18,930	1,584,062
ONEOK	8,969	626,305
Panhandle Oil & Gas Class A	1,806	34,495
†Par Pacific Holdings	3,481	60,500
†Parsley Energy Class A	11,029	333,958
PBF Energy Class A	14,133	592,597
†PDC Energy	7,821	472,779
Peabody Energy	15,632	710,943
†Penn Virginia	497	42,190
Phillips 66	8,513	956,095
Pioneer Natural Resources	3,578	677,101
†QEP Resources	24,720	303,067
Range Resources	11,488	192,194
†Renewable Energy Group	5,557	99,192
†REX American Resources	1,042	84,371
†Ring Energy	3,975	50,165
†RSP Permian	13,165	579,523
Scorpio Tankers	27,600	77,556
SemGroup Class A	8,022	203,759
SM Energy	11,793	302,962
†Southwestern Energy	28,330	150,149
†SRC Energy	22,788	251,124
Targa Resources	9,743	482,181
Teekay	13,659	105,857
†Ultra Petroleum	9,976	23,045
Valero Energy	19,970	2,213,275
†W&T Offshore	13,431	96,032
†Whiting Petroleum	14,346	756,321
†WildHorse Resource Development	6,572	166,666
Williams	20,050	543,555
World Fuel Services	7,994	163,158
†WPX Energy	32,521	586,354

		58,785,472

Paper & Forest Products–0.19%
Boise Cascade	5,938	265,429
†Clearwater Paper	2,473	57,126
Domtar	8,467	404,215
KapStone Paper & Packaging	17,293	596,609
Louisiana-Pacific	18,790	511,464
Mercer International	10,372	181,510
Neenah	2,359	200,161
PH Glatfelter	4,944	96,853
†Resolute Forest Products	7,351	76,083

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products (continued)
Schweitzer-Mauduit International	4,384	$191,668

		2,581,118

Personal Products–0.37%
†Avon Products	40,949	66,337
Coty Class A	33,297	469,488
†Edgewell Personal Care	5,853	295,342
Estee Lauder Class A	12,377	1,766,074
†Herbalife Nutrition	16,002	859,627
Inter Parfums	3,508	187,678
Medifast	1,745	279,479
Natural Health Trends	1,722	43,084
Nu Skin Enterprises Class A	9,513	743,821
†Revlon Class A	4,768	83,678
†USANA Health Sciences	2,793	322,033

		5,116,641

Pharmaceuticals–3.01%
†Akorn	9,574	158,833
Allergan	10,435	1,739,723
†Amneal Pharmaceuticals Class A	7,524	123,469
†Amphastar Pharmaceuticals	2,340	35,708
Bristol-Myers Squibb	33,192	1,836,845
†Catalent	17,323	725,660
†Corcept Therapeutics	8,642	135,852
†Depomed	3,876	25,853
Eli Lilly & Co.	38,525	3,287,338
†Endo International	19,354	182,508
†Horizon Pharma	15,728	260,456
†Innoviva	2,811	38,792
†Intra-Cellular Therapies	5,388	95,206
†Jazz Pharmaceuticals	3,133	539,816
Johnson & Johnson	107,896	13,092,101
†Lannett	7,113	96,737
†Mallinckrodt	8,454	157,752
Merck & Co.	87,602	5,317,441
†Mylan	9,794	353,955
†Nektar Therapeutics	2,463	120,268
†Otonomy	619	2,383
Perrigo	5,367	391,308
Pfizer	245,931	8,922,377
Phibro Animal Health Class A	1,442	66,404
†Prestige Brands Holdings	6,536	250,852
†Supernus Pharmaceuticals	3,800	227,430
†Taro Pharmaceutical Industries	3,413	394,850
Zoetis	29,532	2,515,831

		41,095,748

Professional Services–0.70%
†ASGN	6,674	521,840
Barrett Business Services	300	28,971
†CBIZ	6,360	146,280
†CoStar Group	768	316,900

LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
Dun & Bradstreet	4,540	$556,831
Equifax	7,987	999,254
Exponent	5,116	247,103
Forrester Research	2,034	85,326
†Franklin Covey	993	24,378
†FTI Consulting	6,870	415,498
†GP Strategies	1,772	31,187
Heidrick & Struggles International	2,100	73,500
†Huron Consulting Group	2,990	122,291
ICF International	3,173	225,442
Insperity	6,610	629,603
Kelly Services Class A	3,655	82,055
Kforce	4,767	163,508
Korn/Ferry International	6,340	392,636
ManpowerGroup	9,027	776,864
†Mistras Group	3,448	65,098
†Navigant Consulting	4,750	105,165
Nielsen Holdings	18,787	581,082
Resources Connection	4,071	68,800
Robert Half International	9,812	638,761
TransUnion	1,042	74,649
†TriNet Group	8,091	452,611
†TrueBlue	5,561	149,869
†Verisk Analytics Class A	13,318	1,433,550
†WageWorks	2,359	117,950

		9,527,002

Real Estate Management & Development–0.27%
†Altisource Portfolio Solutions	2,089	60,936
†CBRE Group Class A	23,540	1,123,800
†Forestar Group	476	9,877
HFF Class A	5,680	195,108
†Howard Hughes	4,225	559,813
Jones Lang LaSalle	3,795	629,932
Kennedy-Wilson Holdings	16,113	340,790
†Marcus & Millichap	3,589	140,007
†Rafael Holdings Class B	1,698	15,605
RE/MAX Holdings	1,148	60,213
Realogy Holdings	18,390	419,292
RMR Group Class A	862	67,624
†St. Joe	6,456	115,885

		3,738,882

Road & Rail–1.38%
AMERCO	1,614	574,826
ArcBest	3,735	170,689
†Avis Budget Group	12,271	398,807
†Covenant Transportation Group Class A	3,400	107,100
CSX	36,467	2,325,865
†Genesee & Wyoming	5,867	477,104
Heartland Express	13,599	252,261

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
†Hertz Global Holdings	10,281	$157,711
JB Hunt Transport Services	9,176	1,115,343
Kansas City Southern	10,638	1,127,202
Knight-Swift Transportation Holdings Class A	8,907	340,336
Landstar System	5,452	595,358
Marten Transport	7,936	186,099
Norfolk Southern	13,859	2,090,907
Old Dominion Freight Line	8,406	1,252,158
†Roadrunner Transportation Systems	5,207	10,883
Ryder System	10,618	763,009
†Saia	3,643	294,537
Schneider National Class B	12,607	346,819
Union Pacific	40,978	5,805,763
†USA Truck	1,448	33,985
Werner Enterprises	12,297	461,752
†YRC Worldwide	1,455	14,623

		18,903,137

Semiconductors & Semiconductor Equipment–3.89%
†Advanced Energy Industries	5,778	335,644
†Advanced Micro Devices	18,799	281,797
†Alpha & Omega Semiconductor	1,200	17,088
†Ambarella	2,162	83,475
†Amkor Technology	37,829	324,951
Analog Devices	5,594	536,576
Applied Materials	33,111	1,529,397
†Axcelis Technologies	1,050	20,790
Broadcom	8,166	1,981,398
Brooks Automation	9,566	312,043
Cabot Microelectronics	2,668	286,970
†Cavium	2,665	230,523
†CEVA	2,353	71,061
†Cirrus Logic	8,845	339,029
Cohu	2,980	73,040
†Cree	10,967	455,898
Cypress Semiconductor	32,772	510,588
†Diodes	7,611	262,351
†DSP Group	4,368	54,382
Entegris	15,222	516,026
†First Solar	9,258	487,526
†FormFactor	7,433	98,859
†Integrated Device Technology	11,976	381,795
Intel	253,296	12,591,344
KLA-Tencor	12,919	1,324,585
Kulicke & Soffa Industries	10,289	245,084
Lam Research	6,878	1,188,862
†Lattice Semiconductor	17,582	115,338
†MACOM Technology Solutions Holdings	2,830	65,203
Marvell Technology Group	22,436	481,028
Maxim Integrated Products	11,953	701,163

LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†MaxLinear Class A	5,379	$83,859
Microchip Technology	8,427	766,436
†Micron Technology	71,704	3,760,158
MKS Instruments	6,800	650,760
Monolithic Power Systems	1,222	163,345
†Nanometrics	2,667	94,438
†NeoPhotonics	2,126	13,245
NVE	50	6,089
NVIDIA	32,513	7,702,330
†ON Semiconductor	41,688	926,933
†PDF Solutions	3,040	36,419
†Photronics	5,636	44,947
Power Integrations	2,120	154,866
†Qorvo	5,653	453,201
QUALCOMM	29,150	1,635,898
†Rambus	9,571	120,020
†Rudolph Technologies	4,102	121,419
†Semtech	6,166	290,110
†Sigma Designs	1,968	12,005
†Silicon Laboratories	1,698	169,121
Skyworks Solutions	10,149	980,901
†SolarEdge Technologies	4,785	228,962
†SunPower	13,967	107,127
†Synaptics	4,025	202,739
Teradyne	15,372	585,212
Texas Instruments	55,321	6,099,140
†Ultra Clean Holdings	2,793	46,364
Universal Display	2,731	234,866
†Veeco Instruments	6,193	88,250
Versum Materials	8,954	332,641
†Xcerra	5,880	82,144
Xilinx	14,519	947,510
Xperi	7,199	115,904

		53,161,173

Software–4.49%
†ACI Worldwide	14,185	349,944
Activision Blizzard	15,960	1,218,067
†Adobe Systems	9,671	2,357,886
†ANSYS	3,253	566,608
†Aspen Technology	10,168	942,980
†Atlassian Class A	1,472	92,029
†Autodesk	2,283	299,278
Blackbaud	4,439	454,776
CA	32,681	1,165,078
†Cadence Design Systems	19,616	849,569
CDK Global	6,967	453,203
†Citrix Systems	8,053	844,276
†Dell Technologies Class V	12,928	1,093,450
Ebix	1,744	132,980
†Electronic Arts	12,128	1,710,291
†Ellie Mae	801	83,176

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Fair Isaac	3,439	$664,827
†Fortinet	3,418	213,386
†Globant	250	14,197
†Guidewire Software	3,953	350,947
†HubSpot	1,237	155,120
Intuit	14,192	2,899,497
†Manhattan Associates	8,875	417,214
Microsoft	319,000	31,456,590
†MicroStrategy	1,106	141,291
Monotype Imaging Holdings	3,104	63,011
†Nuance Communications	30,262	420,188
†OneSpan	584	11,476
Oracle	78,755	3,469,945
†Paycom Software	4,540	448,688
†Paylocity Holding	1,071	63,039
Pegasystems	3,592	196,842
Progress Software	4,679	181,639
†Proofpoint	637	73,452
†PTC	2,065	193,718
QAD Class A	1,105	55,416
†Qualys	453	38,188
†RealPage	4,008	220,841
†Red Hat	9,877	1,327,172
†RingCentral Class A	402	28,281
†salesforce.com	7,597	1,036,231
†Seachange International	2,000	6,840
†ServiceNow	2,218	382,538
†Snap Class A	4,200	54,978
†Splunk	2,645	262,146
SS&C Technologies Holdings	13,162	683,108
Symantec	8,527	176,083
†Synchronoss Technologies	4,423	27,290
†Synopsys	3,261	279,044
†Tableau Software Class A	2,254	220,329
†Take-Two Interactive Software	4,629	547,888
†Telenav	2,300	12,880
TiVo	16,231	218,307
†Tyler Technologies	1,278	283,844
†Ultimate Software Group	685	176,257
†Verint Systems	5,416	240,200
†VMware Class A	1,975	290,266
†Workday Class A	1,507	182,528
†Zedge Class B	1,132	4,256
†Zendesk	3,338	181,888
†Zynga Class A	82,444	335,547

		61,321,004

Specialty Retail–3.48%
Aaron’s	9,516	413,470
Abercrombie & Fitch	4,585	112,241
Advance Auto Parts	4,940	670,358
American Eagle Outfitters	28,359	659,347

LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†America’s Car-Mart	962	$59,548
†Asbury Automotive Group	5,290	362,629
†Ascena Retail Group	28,043	111,751
†At Home Group	3,539	138,552
†AutoNation	13,117	637,224
†AutoZone	1,214	814,509
Barnes & Noble	9,682	61,481
†Barnes & Noble Education	6,119	34,511
Bed Bath & Beyond	20,862	415,675
Best Buy	24,922	1,858,683
Big 5 Sporting Goods	900	6,840
†Build-A-Bear Workshop	2,901	22,048
†Burlington Stores	4,740	713,512
Caleres	7,320	251,735
†CarMax	11,906	867,590
Cato Class A	4,303	105,940
Chico’s FAS	18,957	154,310
Children’s Place	3,021	364,937
Citi Trends	2,149	58,969
Dick’s Sporting Goods	11,492	405,093
DSW Class A	11,901	307,284
†Express	12,788	117,010
†Five Below	6,571	642,052
†Floor & Decor Holdings Class A	317	15,638
Foot Locker	14,273	751,473
†Francesca’s Holdings	6,695	50,547
GameStop Class A	18,683	272,211
Gap	31,510	1,020,609
†Genesco	3,102	123,149
Group 1 Automotive	3,419	215,397
Guess	11,019	235,807
Haverty Furniture	2,655	57,348
†Hibbett Sports	4,645	106,371
Home Depot	66,596	12,992,880
†Kirkland’s	2,488	28,960
L Brands	11,417	421,059
Lithia Motors Class A	3,884	367,310
Lowe’s	49,478	4,728,612
†MarineMax	2,439	46,219
†Michaels	14,861	284,885
Monro	3,844	223,336
†Murphy USA	6,800	505,172
†National Vision Holdings	2,500	91,425
Office Depot	59,243	151,070
†O’Reilly Automotive	5,347	1,462,779
†Party City Holdco	1,834	27,969
Penske Automotive Group	13,258	621,137
Rent-A-Center	8,035	118,275
†RH	4,029	562,851
Ross Stores	23,514	1,992,811
†Sally Beauty Holdings	19,812	317,586
Shoe Carnival	1,575	51,109

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Signet Jewelers	8,178	$455,923
†Sleep Number	5,053	146,638
Sonic Automotive Class A	5,355	110,313
†Sportsman’s Warehouse Holdings	165	845
Stage Stores	4,087	9,850
Tailored Brands	4,077	104,045
Tiffany & Co.	8,129	1,069,776
Tile Shop Holdings	2,643	20,351
TJX	36,832	3,505,670
Tractor Supply	10,859	830,605
†Ulta Beauty	4,365	1,019,053
†Urban Outfitters	22,925	1,021,309
†Vitamin Shoppe	3,839	26,681
Williams-Sonoma	13,719	842,072
Winmark	151	22,416
†Zumiez	4,241	106,237

		47,503,078

Technology Hardware, Storage & Peripherals–3.92%
Apple	244,175	45,199,234
†Avid Technology	6,614	34,393
†Cray	6,871	169,027
Diebold Nixdorf	5,855	69,967
†Electronics For Imaging	5,336	173,740
Hewlett Packard Enterprise	45,678	667,356
HP	67,511	1,531,825
†NCR	16,424	492,391
NetApp	23,621	1,854,957
†Pure Storage Class A	2,550	60,894
Seagate Technology	26,122	1,475,109
†Stratasys	4,881	93,422
†Super Micro Computer	6,166	145,826
Western Digital	13,187	1,020,806
Xerox	23,774	570,576

		53,559,523

Textiles, Apparel & Luxury Goods–1.14%
Carter’s	6,021	652,616
Columbia Sportswear	6,536	597,848
†Crocs	5,293	93,210
Culp	695	17,062
†Deckers Outdoor	5,238	591,318
†Fossil Group	8,573	230,356
†G-III Apparel Group	5,901	262,004
Hanesbrands	28,474	626,997
†Lululemon Athletica	9,083	1,134,013
†Michael Kors Holdings	15,972	1,063,735
Movado Group	2,255	108,917
NIKE Class B	64,610	5,148,125
Oxford Industries	2,792	231,680
†Perry Ellis International	2,325	63,170
PVH	3,503	524,469

LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren	3,815	$479,622
†Skechers U.S.A. Class A	13,059	391,901
Steven Madden	7,834	415,985
Tapestry	19,971	932,845
†Under Armour Class A	8,228	184,965
†Under Armour Class C	8,286	174,669
†Unifi	3,174	100,616
†Vera Bradley	810	11,372
VF	12,928	1,053,891
Wolverine World Wide	14,935	519,290

		15,610,676

Thrift & Mortgage Finance–0.42%
Beneficial Bancorp	11,715	189,783
†BofI Holding	7,624	311,898
Capitol Federal Financial	21,314	280,492
Dime Community Bancshares	6,872	134,004
†Essent Group	9,692	347,167
Federal Agricultural Mortgage Class C	1,195	106,929
First Defiance Financial	802	53,782
†Flagstar Bancorp	7,368	252,428
†HomeStreet	2,845	76,673
Kearny Financial	11,491	154,554
†LendingTree	428	91,506
Meridian Bancorp	8,312	159,175
Meta Financial Group	741	72,173
†MGIC Investment	35,831	384,108
†Nationstar Mortgage Holdings	2,734	47,927
New York Community Bancorp	39,410	435,086
†NMI Holdings Class A	6,858	111,785
Northfield Bancorp	6,724	111,753
Northwest Bancshares	14,286	248,434
OceanFirst Financial	4,341	130,056
Oritani Financial	6,244	101,153
†PennyMac Financial Services Class A	1,643	32,285
†PHH	8,109	88,064
Provident Financial Services	9,985	274,887
Radian Group	23,244	377,018
TFS Financial	9,915	156,360
TrustCo Bank	12,472	111,001
United Community Financial	2,888	31,739
United Financial Bancorp	4,707	82,467
Walker & Dunlop	4,483	249,479
Washington Federal	9,358	306,007
Waterstone Financial	3,925	66,921
WSFS Financial	3,684	196,357

		5,773,451

Tobacco–0.82%
Altria Group	107,115	6,083,061
Philip Morris International	58,687	4,738,388
Universal	2,033	134,280

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
Vector Group	15,697	$299,499

		11,255,228

Trading Companies & Distributors–0.70%
Air Lease	16,007	671,814
Applied Industrial Technologies	5,007	351,241
†Beacon Roofing Supply	8,312	354,257
†BMC Stock Holdings	4,881	101,769
†CAI International	2,879	66,908
†DXP Enterprises	1,631	62,304
Fastenal	18,484	889,635
GATX	4,500	334,035
†GMS	3,890	105,380
H&E Equipment Services	2,771	104,217
†HD Supply Holdings	14,675	629,411
†Herc Holdings	4,012	226,036
Kaman	3,636	253,393
†MRC Global	11,216	243,051
MSC Industrial Direct	6,411	543,973
†NOW	8,471	112,918
†Rush Enterprises Class A	4,686	203,279
†SiteOne Landscape Supply	1,171	98,329
Systemax	1,422	48,817
Triton International	9,649	295,838
†United Rentals	7,828	1,155,569
†Univar	13,257	347,864
†Veritiv	1,100	43,835
Watsco	3,045	542,863
†WESCO International	6,714	383,369
WW Grainger	4,437	1,368,371

		9,538,476

Transportation Infrastructure–0.02%
Macquarie Infrastructure	5,269	222,352

		222,352

Water Utilities–0.15%
American States Water	4,789	273,739
American Water Works	8,616	735,634
Aqua America	15,838	557,181
California Water Service Group	6,748	262,835
Connecticut Water Service	819	53,497
Middlesex Water	1,357	57,225
SJW Group	2,258	149,525
York Water	591	18,794

		2,108,430

Wireless Telecommunication Services–0.15%
†Boingo Wireless	4,098	92,574
Shenandoah Telecommunications	6,684	218,567
Spok Holdings	1,858	27,963
†Sprint	44,078	239,784
Telephone & Data Systems	13,099	359,175

LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†T-Mobile US	15,158	$905,691
†United States Cellular	3,838	142,159

		1,985,913

Total Common Stock (Cost $901,760,432)		1,362,582,271

RIGHTS–0.00%
†=pDyax CVR	7,132	22,822
†=pMedia General CVR	16,818	1,682

Total Rights (Cost $7,917)		24,504

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.16%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	2,144,847	$2,144,847

Total Money Market Fund (Cost $2,144,847)		2,144,847

TOTAL VALUE OF SECURITIES–99.95% (Cost $903,913,196)	1,364,751,622
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	648,900

NET ASSETS APPLICABLE TO 41,534,149 SHARES OUTSTANDING–100.00%	$1,365,400,522

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,210,233,866 / 36,785,733 Shares)	$32.900

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($155,166,656 / 4,748,416 Shares)	$32.678

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$838,447,843
Undistributed net investment income	9,015,740
Accumulated net realized gain on investments	57,098,513
Net unrealized appreciation of investments	460,838,426

TOTAL NET ASSETS	$1,365,400,522

†	Non-income producing.

«	Includes $114,940 payable for securities purchased, $1,474,003 payable for fund shares redeemed, $472,534 due to manager and affiliates and $45,099 other accrued expenses payable as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $24,504 which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Net Assets (continued)

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Dyax CVR	1/22/16	$7,917	$22,822
Media General CVR	1/18/17	—	1,682

Total		$7,917	$24,504

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$12,135,009
Foreign tax withheld	(3,018)

12,131,991

EXPENSES:
Management fees	2,336,975
Distribution fees-Service Class	254,987
Shareholder servicing fees	199,063
Accounting and administration expenses	165,771
Reports and statements to shareholders	93,788
Professional fees	27,461
Trustees’ fees and expenses	20,703
Custodian fees	7,910
Pricing fees	2,861
Consulting fees	1,277
Other	5,717

3,116,513
Expenses paid indirectly	(262)

Total operating expenses	3,116,251

NET INVESTMENT INCOME	9,015,740

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	29,068,138
Foreign currencies	5

Net realized gain	29,068,143

Net change in unrealized appreciation (depreciation) of investments	(815,127)

NET REALIZED AND UNREALIZED GAIN	28,253,016

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,268,756

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,015,740	$17,939,636
Net realized gain	29,068,143	32,300,042
Net change in unrealized appreciation (depreciation)	(815,127)	197,508,410

Net increase in net assets resulting from operations	37,268,756	247,748,088

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(16,628,324)
Service Class	—	(1,415,989)
Net realized gain:
Standard Class	—	(17,646,048)
Service Class	—	(1,810,291)

	—	(37,500,652)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,862,672	20,075,622
Service Class	26,614,511	46,223,902
Reinvestment of dividends and distributions:
Standard Class	—	34,274,372
Service Class	—	3,226,280

	35,477,183	103,800,176

Cost of shares redeemed:
Standard Class	(77,953,590)	(148,478,732)
Service Class	(13,462,359)	(23,153,028)

	(91,415,949)	(171,631,760)

Decrease in net assets derived from capital share transactions	(55,938,766)	(67,831,584)

NET INCREASE (DECREASE) IN NET ASSETS	(18,670,010)	142,415,852
NET ASSETS:
Beginning of period	1,384,070,532	1,241,654,680

End of period	$1,365,400,522	$1,384,070,532

Undistributed net investment income	$9,015,740	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended
		12/31/17	12/31/16	12/31/15[2]	12/31/14	12/31/13

Net asset value, beginning of period	$32.022	$27.254	$37.542	$44.352	$42.182	$33.037

Income (loss) from investment operations:
Net investment income[3]	0.219	0.416	0.537	0.665	0.736	0.671
Net realized and unrealized gain (loss)	0.659	5.236	3.889	(1.700)	4.729	10.230

Total from investment operations	0.878	5.652	4.426	(1.035)	5.465	10.902

Less dividends and distributions from:
Net investment income	—	(0.433)	(0.439)	(0.653)	(0.855)	(0.688)
Net realized gain	—	(0.451)	(14.275)	(5.122)	(2.440)	(1.069)

Total dividends and distributions	—	(0.884)	(14.714)	(5.775)	(3.295)	(1.756)

Net asset value, end of period	$32.900	$32.022	$27.254	$37.542	$44.352	$42.182

Total return[4]	2.74%	20.88%	14.41%	(2.00% )	13.18%	33.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,210,234	$1,245,607	$1,147,995	$1,120,426	$1,279,820	$1,266,909
Ratio of expenses to average net assets	0.42%	0.41%	0.40%	0.39%	0.38%	0.40%
Ratio of net investment income to average net assets	1.35%	1.41%	1.60%	1.54%	1.68%	1.75%
Portfolio turnover	2%	4%	4%	74%	14%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended
		12/31/17	12/31/16	12/31/15[2]	12/31/14	12/31/13

Net asset value, beginning of period	$31.861	$27.130	$37.449	$44.254	$42.107	$32.994

Income (loss) from investment operations:
Net investment income[3]	0.161	0.312	0.415	0.511	0.581	0.536
Net realized and unrealized gain (loss)	0.656	5.199	3.863	(1.691)	4.708	10.199

Total from investment operations	0.817	5.511	4.278	(1.180)	5.289	10.735

Less dividends and distributions from:
Net investment income	—	(0.329)	(0.322)	(0.503)	(0.702)	(0.553)
Net realized gain	—	(0.451)	(14.275)	(5.122)	(2.440)	(1.069)

Total dividends and distributions	—	(0.780)	(14.597)	(5.625)	(3.142)	(1.622)

Net asset value, end of period	$32.678	$31.861	$27.130	$37.449	$44.254	$42.107

Total return[4]	2.56%	20.45%	14.01%	(2.34% )	12.78%	32.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$155,167	$138,464	$93,660	$77,868	$83,615	$84,813
Ratio of expenses to average net assets	0.77%	0.76%	0.75%	0.74%	0.73%	0.75%
Ratio of net investment income to average net assets	1.00%	1.06%	1.25%	1.19%	1.33%	1.40%
Portfolio turnover	2%	4%	4%	74%	14%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2015, Dimensional Fund Advisors replaced Delaware Investments Fund Advisors as the Fund’s sub-adviser.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to

LVIP Dimensional U.S. Core Equity 1 Fund–29

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund; 0.40% of the next $200 million; and 0.30% of the average daily net assets of the Fund in excess of $400 million. The fee is calculated daily and paid monthly.

Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$38,830
Legal	7,736

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $81,868 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$389,842
Distribution fees payable to LFD	45,070
Shareholder servicing fees payable to Lincoln Life	33,235
Printing and mailing fees payable to Lincoln Life	4,387

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Dimensional U.S. Core Equity 1 Fund–30

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$30,601,453
Sales	77,985,741

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$903,913,196

Aggregate unrealized appreciation of investments	$518,807,678
Aggregate unrealized depreciation of investments	(57,969,252)

Net unrealized appreciation of investments	$460,838,426

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 3	Total
Investments:

Assets:
Common Stock	$1,362,582,271	$—	$1,362,582,271
Rights	—	24,504	24,504
Money Market Fund	2,144,847	—	2,144,847

Total Investments	$1,364,727,118	$24,504	$1,364,751,622

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Dimensional U.S. Core Equity 1 Fund–31

LVIP Dimensional U.S. Core Equity 1 Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	269,800	680,689
Service Class	815,166	1,574,375
Shares reinvested:
Standard Class	—	1,108,311
Service Class	—	105,341

	1,084,966	3,468,716

Shares redeemed:
Standard Class	(2,383,049)	(5,012,479)
Service Class	(412,665)	(786,063)

	(2,795,714)	(5,798,542)

Net decrease	(1,710,748)	(2,329,826)

5. Market Risk

The Fund invests in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Dimensional U.S. Core Equity 2 Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Dimensional U.S. Core Equity 2 Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,020.00	0.50%	$2.50
Service Class Shares	1,000.00	1,018.80	0.75%	3.75
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.32	0.50%	$2.51
Service Class Shares	1,000.00	1,021.08	0.75%	3.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	99.62%
Aerospace & Defense	2.31%
Air Freight & Logistics	0.73%
Airlines	0.82%
Auto Components	0.82%
Automobiles	0.59%
Banks	7.92%
Beverages	1.09%
Biotechnology	1.79%
Building Products	0.78%
Capital Markets	3.05%
Chemicals	2.44%
Commercial Services & Supplies	1.13%
Communications Equipment	1.39%
Construction & Engineering	0.52%
Construction Materials	0.23%
Consumer Finance	1.22%
Containers & Packaging	0.79%
Distributors	0.20%
Diversified Consumer Services	0.47%
Diversified Financial Services	0.97%
Diversified Telecommunication Services	2.16%
Electric Utilities	0.74%
Electrical Equipment	0.63%
Electronic Equipment, Instruments & Components	1.66%
Energy Equipment & Services	1.08%
Equity Real Estate Investment Trusts	0.04%
Food & Staples Retailing	1.52%
Food Products	1.50%
Gas Utilities	0.23%
Health Care Equipment & Supplies	2.23%
Health Care Providers & Services	3.39%
Health Care Technology	0.29%
Hotels, Restaurants & Leisure	2.16%
Household Durables	0.94%
Household Products	0.75%
Independent Power & Renewable Electricity Producers	0.25%
Industrial Conglomerates	0.76%
Insurance	3.37%
Internet & Direct Marketing Retail	2.30%
Internet Software & Services	2.52%
IT Services	3.67%
Leisure Products	0.29%
Life Sciences Tools & Services	0.79%
Machinery	2.92%
Marine	0.08%
Media	3.18%

Security Type/Sector	Percentage of Net Assets

Metals & Mining	1.01%
Multiline Retail	0.80%
Multi-Utilities	0.45%
Oil, Gas & Consumable Fuels	5.86%
Paper & Forest Products	0.23%
Personal Products	0.37%
Pharmaceuticals	2.94%
Professional Services	0.78%
Real Estate Management & Development	0.38%
Road & Rail	1.27%
Semiconductors & Semiconductor Equipment	4.01%
Software	3.56%
Specialty Retail	2.86%
Technology Hardware, Storage & Peripherals	3.10%
Textiles, Apparel & Luxury Goods	1.05%
Thrift & Mortgage Finance	0.55%
Tobacco	0.43%
Trading Companies & Distributors	0.91%
Transportation Infrastructure	0.02%
Water Utilities	0.14%
Wireless Telecommunication Services	0.19%
Convertible Preferred Stock	0.00%
Rights	0.00%
Money Market Fund	0.30%
Total Value of Securities	99.92%
Receivables and Other Assets Net of Liabilities	0.08%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Apple	2.55%
Microsoft	1.61%
Amazon.com	1.60%
JPMorgan Chase & Co.	1.21%
Exxon Mobil	1.16%
AT&T	1.06%
Alphabet	1.00%
Intel	0.99%
Berkshire Hathaway	0.86%
Wells Fargo & Co.	0.86%
Total	12.90%

IT–Information Technology

LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.62%
Aerospace & Defense–2.31%
AAR	2,561	$119,061
†Aerojet Rocketdyne Holdings	5,032	148,394
†Aerovironment	1,567	111,931
Arconic	12,738	216,673
†Astronics	1,340	48,200
†Astronics Class B	755	26,999
†Axon Enterprise	1,980	125,096
Boeing	7,098	2,381,450
BWX Technologies	3,671	228,777
Cubic	1,722	110,552
Curtiss-Wright	2,571	306,000
†Ducommun	1,095	36,234
†Engility Holdings	2,146	65,753
†Esterline Technologies	2,355	173,799
General Dynamics	2,770	516,356
Harris	4,607	665,896
HEICO	1,328	96,815
HEICO Class A	2,990	182,241
Hexcel	6,480	430,142
Huntington Ingalls Industries	1,507	326,703
†KeyW Holding	3,289	28,746
†KLX	2,625	188,737
†Kratos Defense & Security Solutions	5,844	67,264
L3 Technologies	2,084	400,795
Lockheed Martin	1,937	572,248
†Mercury Systems	2,137	81,334
Moog Class A	2,078	162,001
National Presto Industries	380	47,120
Northrop Grumman	2,075	638,477
Raytheon	3,808	735,629
Rockwell Collins	4,341	584,646
†Sparton	651	12,362
Spirit AeroSystems Holdings Class A	4,503	386,853
†Teledyne Technologies	808	160,840
Textron	7,851	517,459
TransDigm Group	598	206,394
Triumph Group	3,348	65,621
United Technologies	16,139	2,017,859
†Vectrus	700	21,574
†Wesco Aircraft Holdings	6,108	68,715

		13,281,746

Air Freight & Logistics–0.73%
†Air Transport Services Group	6,027	136,150
†Atlas Air Worldwide Holdings	1,823	130,709
CH Robinson Worldwide	4,378	366,263
†Echo Global Logistics	2,248	65,754
Expeditors International of Washington	4,957	362,357
FedEx	5,775	1,311,271
Forward Air	2,280	134,702
†Hub Group Class A	2,257	112,399

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Air Freight & Logistics (continued)
†Radiant Logistics	4,220	$16,500
United Parcel Service Class B	8,538	906,992
†XPO Logistics	6,749	676,115

		4,219,212

Airlines–0.82%
Alaska Air Group	5,865	354,187
Allegiant Travel	1,389	193,002
American Airlines Group	3,587	136,162
Copa Holdings Class A	1,782	168,613
Delta Air Lines	23,561	1,167,212
Hawaiian Holdings	4,649	167,132
†JetBlue Airways	21,685	411,581
SkyWest	4,055	210,455
Southwest Airlines	13,694	696,751
†Spirit Airlines	4,963	180,405
†United Continental Holdings	14,459	1,008,226

		4,693,726

Auto Components–0.82%
Adient	3,433	168,869
†American Axle & Manufacturing Holdings	7,789	121,197
Aptiv	3,062	280,571
Autoliv	2,860	409,609
BorgWarner	8,366	361,077
Cooper Tire & Rubber	3,493	91,866
†Cooper-Standard Holdings	1,627	212,600
Dana	11,458	231,337
Delphi Technologies	3,945	179,340
†Dorman Products	2,416	165,037
†Fox Factory Holding	2,570	119,633
Gentex	17,716	407,822
†Gentherm	2,907	114,245
Goodyear Tire & Rubber	12,999	302,747
†Horizon Global	1,513	9,017
LCI Industries	2,232	201,215
Lear	3,268	607,227
†Modine Manufacturing	3,332	60,809
†Motorcar Parts of America	986	18,448
Standard Motor Products	2,098	101,417
†Stoneridge	2,301	80,857
Superior Industries International	1,457	26,080
Tenneco	4,124	181,291
Tower International	1,402	44,584
†Visteon	1,837	237,414

		4,734,309

Automobiles–0.59%
Ford Motor	99,921	1,106,125
General Motors	36,321	1,431,047
Harley-Davidson	8,772	369,126
†Tesla	215	73,734

LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Automobiles (continued)
Thor Industries	3,525	$343,300
Winnebago Industries	2,067	83,920

		3,407,252

Banks–7.92%
1st Source	1,769	94,518
Access National	1,468	41,985
†Allegiance Bancshares	997	43,220
American National Bankshares	300	12,000
Ameris Bancorp	2,377	126,813
Ames National	508	15,672
Arrow Financial	1,104	40,186
Associated Banc-Corp	8,674	236,800
†Atlantic Capital Bancshares	1,467	28,827
Banc of California	2,993	58,513
BancFirst	2,154	127,517
†Bancorp	3,933	41,139
BancorpSouth Bank	4,888	161,060
Bank of America	138,980	3,917,846
Bank of Hawaii	2,642	220,396
Bank of Marin Bancorp	551	44,548
Bank of NT Butterfield & Son	4,140	189,281
Bank of the Ozarks	7,369	331,900
BankUnited	5,267	215,157
Bankwell Financial Group	404	12,989
Banner	2,275	136,796
Bar Harbor Bankshares	748	22,657
BB&T	10,097	509,293
Berkshire Hills Bancorp	3,284	133,330
Blue Hills Bancorp	1,531	33,988
BOK Financial	2,718	255,519
Boston Private Financial Holdings	5,510	87,609
Bridge Bancorp	1,729	62,158
Brookline Bancorp	5,712	106,243
Bryn Mawr Bank	1,479	68,478
Cadence BanCorp	1,515	43,738
Cambridge Bancorp	195	16,875
Camden National	1,270	58,052
Capital City Bank Group	1,029	24,315
Carolina Financial	1,376	59,058
Cathay General Bancorp	4,152	168,114
CenterState Bank	6,452	192,399
Central Pacific Financial	1,797	51,484
Central Valley Community Bancorp	650	13,754
Century Bancorp Class A	314	23,990
Chemical Financial	3,467	193,008
CIT Group	5,967	300,796
Citigroup	32,041	2,144,184
Citizens & Northern	430	11,120
Citizens Financial Group	14,049	546,506
City Holding	834	62,742
Civista Bancshares	587	14,229

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
CNB Financial	953	$28,647
CoBiz Financial	2,929	62,915
Codorus Valley Bancorp	354	10,861
Columbia Banking System	4,085	167,077
Comerica	4,121	374,681
Commerce Bancshares	3,911	253,081
Community Bank System	2,305	136,156
Community Trust Bancorp	1,117	55,794
ConnectOne Bancorp	2,112	52,589
Cullen/Frost Bankers	1,426	154,350
†Customers Bancorp	1,959	55,596
CVB Financial	6,174	138,421
†Eagle Bancorp	1,871	114,692
East West Bancorp	4,363	284,468
Enterprise Bancorp	505	20,417
Enterprise Financial Services	1,930	104,123
†Equity Bancshares Class A	1,094	45,379
Farmers Capital Bank	466	24,279
Farmers National Banc	1,405	22,410
FB Financial	1,482	60,347
†FCB Financial Holdings Class A	2,623	154,232
Fidelity Southern	2,070	52,599
Fifth Third Bancorp	15,981	458,655
Financial Institutions	1,236	40,664
First Bancorp (Maine)	400	11,288
†First BanCorp (Puerto Rico)	15,480	118,422
First Bancorp (Southern Pines NC)	2,315	94,707
First Bancshares	606	21,786
First Busey	3,895	123,549
First Business Financial Services	400	10,400
First Citizens BancShares Class A	620	250,046
First Commonwealth Financial	7,586	117,659
First Community Bancshares	1,227	39,092
First Connecticut Bancorp	902	27,601
First Financial	910	41,269
First Financial Bancorp	6,797	208,328
First Financial Bankshares	3,198	162,778
†First Foundation	2,148	39,824
First Hawaiian	6,613	191,909
First Horizon National	16,868	300,925
First Internet Bancorp	281	9,582
First Interstate BancSystem Class A	2,323	98,031
First Merchants	3,665	170,056
First Mid-Illinois Bancshares	782	30,733
First Midwest Bancorp	7,574	192,910
First of Long Island	1,230	30,565
First Republic Bank	3,419	330,925
Flushing Financial	1,741	45,440
FNB	16,576	222,450
†Franklin Financial Network	824	30,982
Fulton Financial	12,986	214,269
German American Bancorp	1,728	61,949

LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Glacier Bancorp	3,386	$130,970
Great Southern Bancorp	1,074	61,433
Great Western Bancorp	4,605	193,364
Green Bancorp	2,278	49,205
Guaranty Bancorp	1,516	45,177
Hancock Whitney	4,504	210,112
Hanmi Financial	2,236	63,391
†HarborOne Bancorp	1,921	36,384
Heartland Financial USA	2,079	114,033
Heritage Commerce	2,576	43,766
Heritage Financial	2,436	84,895
Hilltop Holdings	4,920	108,584
Home BancShares	8,153	183,932
†HomeTrust Bancshares	1,279	36,004
Hope Bancorp	9,806	174,841
Horizon Bancorp	2,386	49,366
Huntington Bancshares	36,767	542,681
IBERIABANK	2,805	212,619
Independent Bank Group	2,202	147,094
Independent Bank (Massachusetts)	1,352	105,997
Independent Bank (Michigan)	1,507	38,429
International Bancshares	5,132	219,650
Investar Holding	619	17,115
Investors Bancorp	14,077	180,045
JPMorgan Chase & Co.	66,910	6,972,022
KeyCorp	19,832	387,517
Lakeland Bancorp	3,567	70,805
Lakeland Financial	1,247	60,093
LegacyTexas Financial Group	2,795	109,061
Live Oak Bancshares	2,266	69,453
M&T Bank	2,490	423,673
Macatawa Bank	1,713	20,796
MB Financial	4,103	191,610
Mercantile Bank	1,121	41,432
Midland States Bancorp	993	34,020
MidWestOne Financial Group	1,275	43,069
MutualFirst Financial	614	23,179
National Bank Holdings Class A	2,363	91,188
National Bankshares	222	10,301
†National Commerce	938	43,429
NBT Bancorp	3,498	133,449
†Nicolet Bankshares	569	31,358
Northrim BanCorp	322	12,735
OFG Bancorp	3,457	48,571
Old Line Bancshares	771	26,916
Old National Bancorp	11,890	221,154
Old Second Bancorp	1,033	14,875
Opus Bank	2,703	77,576
†Pacific Premier Bancorp	3,397	129,596
PacWest Bancorp	3,691	182,409
Park National	818	91,142
Peapack Gladstone Financial	1,378	47,665

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Peoples Bancorp	1,224	$46,243
Peoples Financial Services	412	19,372
People’s United Financial	16,026	289,910
People’s Utah Bancorp	663	23,669
Pinnacle Financial Partners	3,905	239,572
PNC Financial Services Group	6,027	814,248
Popular	5,265	238,031
Preferred Bank	736	45,235
Prosperity Bancshares	3,450	235,842
QCR Holdings	1,046	49,633
Regions Financial	26,828	477,002
Renasant	3,623	164,919
Republic Bancorp Class A	1,469	66,546
†Republic First Bancorp	1,391	10,919
S&T Bancorp	2,732	118,132
Sandy Spring Bancorp	2,495	102,320
†Seacoast Banking Corp. of Florida	3,281	103,614
ServisFirst Bancshares	2,538	105,911
Sierra Bancorp	878	24,795
†Signature Bank	1,546	197,702
Simmons First National Class A	7,200	215,280
South State	1,928	166,290
†Southern First Bancshares	419	18,520
Southern National Bancorp of Virginia	801	14,290
Southside Bancshares	2,211	74,466
State Bank Financial	1,727	57,682
Sterling Bancorp	12,947	304,255
Stock Yards Bancorp	1,419	54,135
Summit Financial Group	450	12,078
SunTrust Banks	6,791	448,342
†SVB Financial Group	1,455	420,146
Synovus Financial	6,754	356,814
TCF Financial	10,469	257,747
†Texas Capital Bancshares	2,530	231,495
Tompkins Financial	757	65,011
Towne Bank	5,292	169,873
TriCo Bancshares	1,330	49,809
†TriState Capital Holdings	1,385	36,149
†Triumph Bancorp	1,393	56,765
Trustmark	5,255	171,471
UMB Financial	2,248	171,365
Umpqua Holdings	9,892	223,460
Union Bankshares	5,152	200,310
United Bankshares	4,686	170,570
United Community Banks	4,189	128,477
Univest Corp. of Pennsylvania	1,745	47,987
US Bancorp	26,080	1,304,522
Valley National Bancorp	14,547	176,892
†Veritex Holdings	1,409	43,778
Washington Trust Bancorp	1,005	58,391
Webster Financial	4,326	275,566
Wells Fargo & Co.	88,937	4,930,667

LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
WesBanco	3,440	$154,938
West Bancorporation	758	19,064
Westamerica Bancorporation	1,663	93,976
†Western Alliance Bancorp	5,374	304,222
Wintrust Financial	2,899	252,358
Zions Bancorporation	7,204	379,579

		45,519,246

Beverages–1.09%
†Boston Beer Class A	853	255,644
Brown-Forman Class A	828	40,456
Brown-Forman Class B	4,408	216,036
Coca-Cola	48,708	2,136,333
Coca-Cola Bottling Consolidated	632	85,402
Constellation Brands Class A	1,773	388,056
†Craft Brew Alliance	613	12,658
Dr Pepper Snapple Group	2,705	330,010
MGP Ingredients	1,309	116,252
Molson Coors Brewing Class B	8,599	585,076
†Monster Beverage	2,725	156,143
†National Beverage	1,419	151,691
PepsiCo	16,228	1,766,742
†Primo Water	1,589	27,792

		6,268,291

Biotechnology–1.79%
AbbVie	17,894	1,657,879
†Achillion Pharmaceuticals	7,964	22,538
†Acorda Therapeutics	2,925	83,947
†Aduro Biotech	1,136	7,952
†Adverum Biotechnologies	2,039	10,807
†Agios Pharmaceuticals	836	70,416
†Alder Biopharmaceuticals	1,713	27,065
†Alexion Pharmaceuticals	2,079	258,108
†Alkermes	1,163	47,869
†Alnylam Pharmaceuticals	780	76,822
†AMAG Pharmaceuticals	1,449	28,255
Amgen	10,239	1,890,017
†Aptevo Therapeutics	1,004	5,010
†Ardelyx	800	2,960
†Biogen	2,586	750,561
†BioMarin Pharmaceutical	1,471	138,568
†BioSpecifics Technologies	665	29,832
†BioTime	4,300	8,858
†Bluebird Bio	365	57,287
†Celgene	8,176	649,338
†Celldex Therapeutics	6,125	3,085
†ChemoCentryx	2,856	37,614
†Chimerix	1,691	8,049
†Concert Pharmaceuticals	1,683	28,325
†Eagle Pharmaceuticals	867	65,597
†Emergent BioSolutions	3,148	158,943

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Enanta Pharmaceuticals	866	$100,369
†Exact Sciences	628	37,548
†Exelixis	8,993	193,529
†FibroGen	1,489	93,211
†Five Prime Therapeutics	1,944	30,735
Gilead Sciences	26,817	1,899,716
†Halozyme Therapeutics	5,271	88,922
†Immunomedics	431	10,202
†Incyte	1,252	83,884
†Ionis Pharmaceuticals	831	34,628
†Jounce Therapeutics	728	5,576
†Karyopharm Therapeutics	1,386	23,548
†Ligand Pharmaceuticals Class B	431	89,290
†Loxo Oncology	233	40,421
†Miragen Therapeutics	700	4,487
†Momenta Pharmaceuticals	2,372	48,507
†Myriad Genetics	4,345	162,373
†Neurocrine Biosciences	1,020	100,205
†NewLink Genetics	196	933
†OPKO Health	6,890	32,383
†PDL BioPharma	8,018	18,762
†Regeneron Pharmaceuticals	318	109,707
†REGENXBIO	737	52,880
†Repligen	1,703	80,109
†Retrophin	2,257	61,526
†Sage Therapeutics	328	51,342
†Sarepta Therapeutics	759	100,325
†Seattle Genetics	1,100	73,029
†Spectrum Pharmaceuticals	3,085	64,662
†United Therapeutics	3,176	359,364
†Vertex Pharmaceuticals	474	80,561
†Xencor	1,202	44,486

		10,302,922

Building Products–0.78%
AAON	3,443	114,480
Advanced Drainage Systems	3,987	113,829
Allegion	2,277	176,149
†American Woodmark	1,539	140,895
AO Smith	2,689	159,054
Apogee Enterprises	1,890	91,041
†Armstrong Flooring	1,730	24,289
†Armstrong World Industries	3,336	210,835
†Builders FirstSource	9,068	165,854
†Continental Building Products	2,885	91,022
†CSW Industrials	803	42,439
Fortune Brands Home & Security	4,579	245,846
†Gibraltar Industries	1,829	68,587
Griffon	3,933	70,007
Insteel Industries	1,555	51,937
†JELD-WEN Holding	4,571	130,685
Johnson Controls International	15,619	522,456

LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
Lennox International	705	$141,106
Masco	5,137	192,227
†Masonite International	2,162	155,340
†NCI Building Systems	5,674	119,154
Owens Corning	5,085	322,236
†Patrick Industries	2,395	136,156
†PGT Innovations	5,854	122,056
Quanex Building Products	2,244	40,280
Simpson Manufacturing	2,689	167,229
†Trex	3,250	203,417
Universal Forest Products	3,510	128,536
†USG	8,222	354,533

		4,501,675

Capital Markets–3.05%
Affiliated Managers Group	1,396	207,543
Ameriprise Financial	3,407	476,571
Ares Management	1,070	22,149
Artisan Partners Asset Management Class A	3,849	116,047
Bank of New York Mellon	14,293	770,821
BGC Partners Class A	17,801	201,507
BlackRock	1,974	985,105
BrightSphere Investment Group	6,971	99,406
Cboe Global Markets	2,552	265,587
Charles Schwab	14,693	750,812
CME Group	2,909	476,843
Cohen & Steers	3,857	160,875
†Cowen Class A	1,499	20,761
Diamond Hill Investment Group	308	59,884
†Donnelley Financial Solutions	3,917	68,038
†E*TRADE Financial	8,906	544,691
Eaton Vance	6,052	315,854
Evercore Class A	2,348	247,597
FactSet Research Systems	1,057	209,392
Federated Investors Class B	9,305	216,993
Financial Engines	2,884	129,492
Franklin Resources	12,558	402,484
GAIN Capital Holdings	2,244	16,942
GAMCO Investors Class A	694	18,571
Goldman Sachs Group	6,317	1,393,341
Greenhill & Co.	1,658	47,087
Hamilton Lane Class A	1,683	80,734
Houlihan Lokey	1,286	65,869
Interactive Brokers Group	6,630	427,038
Intercontinental Exchange	4,882	359,071
†INTL. FCStone	1,244	64,327
Invesco	13,298	353,195
Investment Technology Group	2,544	53,220
Janus Henderson Group	8,813	270,823
Ladenburg Thalmann Financial Services	8,856	30,110

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Lazard Class A	8,039	$393,187
Legg Mason	4,297	149,235
LPL Financial Holdings	7,981	523,075
MarketAxess Holdings	888	175,700
Moelis & Co. Class A	1,961	115,013
Moody’s	1,499	255,669
Morgan Stanley	24,746	1,172,960
Morningstar	2,434	312,161
MSCI	2,390	395,378
Nasdaq	4,281	390,727
Northern Trust	4,112	423,084
Oppenheimer Holdings Class A	765	21,420
Piper Jaffray	673	51,720
PJT Partners Class A	816	43,566
Raymond James Financial	3,602	321,839
S&P Global	3,045	620,845
†Safeguard Scientifics	1,565	20,032
SEI Investments	2,828	176,807
State Street	4,346	404,569
Stifel Financial	3,341	174,567
T. Rowe Price Group	8,318	965,637
TD Ameritrade Holding	3,040	166,501
Virtu Financial Class A	1,903	50,525
Virtus Investment Partners	468	59,881
Waddell & Reed Financial Class A	7,035	126,419
Westwood Holdings Group	439	26,138
WisdomTree Investments	9,110	82,719

		17,548,154

Chemicals–2.44%
A Schulman	1,598	71,111
†AdvanSix	2,562	93,846
†AgroFresh Solutions	1,708	11,973
Air Products & Chemicals	3,053	475,444
Albemarle	2,153	203,092
American Vanguard	2,114	48,516
Ashland Global Holdings	3,222	251,896
†Axalta Coating Systems	10,943	331,682
Balchem	1,569	153,982
Cabot	4,349	268,638
Celanese Class A	6,289	698,456
CF Industries Holdings	8,601	381,884
Chase	640	75,040
Chemours	5,948	263,853
DowDuPont	29,459	1,941,937
Eastman Chemical	5,577	557,477
Ecolab	2,185	306,621
†Ferro	7,033	146,638
†Flotek Industries	3,167	10,229
FMC	2,623	233,998
FutureFuel	3,276	45,897
†GCP Applied Technologies	4,490	129,985

LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Hawkins	885	$31,285
HB Fuller	2,849	152,934
Huntsman	19,266	562,567
†Ingevity	2,347	189,778
Innophos Holdings	1,429	68,020
Innospec	1,358	103,955
International Flavors & Fragrances	1,088	134,868
†Intrepid Potash	9,823	40,274
KMG Chemicals	1,146	84,552
†Koppers Holdings	1,060	40,651
†Kraton	2,937	135,513
Kronos Worldwide	4,968	111,929
†LSB Industries	2,413	12,789
LyondellBasell Industries Class A	7,311	803,113
Minerals Technologies	2,521	189,957
Mosaic	9,692	271,861
NewMarket	666	269,397
Olin	9,852	282,949
†OMNOVA Solutions	3,545	36,868
†Platform Specialty Products	18,605	215,818
PolyOne	6,532	282,313
PPG Industries	3,584	371,768
†PQ Group Holdings	660	11,880
Praxair	1,892	299,220
Quaker Chemical	833	129,007
Rayonier Advanced Materials	3,769	64,412
RPM International	7,049	411,098
Scotts Miracle-Gro Class A	3,037	252,557
Sensient Technologies	2,805	200,698
Sherwin-Williams	1,035	421,835
Stepan	1,797	140,184
†Trecora Resources	817	12,132
Tredegar	1,894	44,509
Trinseo	3,760	266,772
Tronox	5,862	115,364
Valvoline	6,722	144,994
Westlake Chemical	2,177	234,310
WR Grace & Co.	2,503	183,495

		14,027,821

Commercial Services & Supplies–1.13%
ABM Industries	4,880	142,398
ACCO Brands	7,956	110,191
†Advanced Disposal Services	5,176	128,261
†ARC Document Solutions	3,148	5,572
Brady Class A	2,770	106,783
Brink’s	3,738	298,105
†Casella Waste Systems	2,159	55,292
CECO Environmental	1,187	7,288
†Cimpress	1,333	193,232
Cintas	2,157	399,196
†Civeo	4,304	18,765

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Clean Harbors	4,340	$241,087
†Copart	5,438	307,573
Covanta Holding	11,966	197,439
Deluxe	3,759	248,883
Ennis	1,143	23,260
Essendant	1,656	21,892
Healthcare Services Group	1,609	69,493
†Heritage-Crystal Clean	1,036	20,824
Herman Miller	5,536	187,670
HNI	3,300	122,760
†Hudson Technologies	1,167	2,346
†InnerWorkings	2,700	23,463
Interface Class A	5,000	114,750
KAR Auction Services	9,508	521,038
Kimball International Class B	3,544	57,271
Knoll	4,076	84,822
LSC Communications	2,753	43,112
Matthews International Class A	2,054	120,775
McGrath RentCorp	1,645	104,079
Mobile Mini	2,671	125,270
MSA Safety	664	63,970
Multi-Color	1,441	93,161
†NL Industries	2,090	18,183
Pitney Bowes	7,507	64,335
Quad/Graphics	3,100	64,573
Republic Services	6,256	427,660
Rollins	2,627	138,128
RR Donnelley & Sons	1,900	10,944
†SP Plus	1,793	66,700
Steelcase Class A	6,829	92,191
†Stericycle	3,425	223,618
†Team	1,744	40,286
Tetra Tech	3,479	203,521
U.S. Ecology	1,466	93,384
UniFirst	728	128,783
Viad	1,421	77,089
VSE	530	25,323
Waste Management	6,964	566,452

		6,501,191

Communications Equipment–1.39%
ADTRAN	2,819	41,862
†Applied Optoelectronics	1,210	54,329
†Arista Networks	1,206	310,533
†ARRIS International	10,551	257,919
Black Box	1,723	3,489
†CalAmp	1,120	26,242
†Calix	2,250	17,550
†Ciena	8,129	215,500
Cisco Systems	91,527	3,938,407
†CommScope Holding	9,089	265,444
Comtech Telecommunications	2,049	65,322

LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Digi International	1,498	$19,774
†EchoStar Class A	2,336	103,718
†F5 Networks	2,108	363,525
†Finisar	8,028	144,504
†Harmonic	3,856	16,388
†Infinera	9,308	92,428
InterDigital	3,224	260,822
Juniper Networks	9,673	265,234
†Lumentum Holdings	2,283	132,186
Motorola Solutions	1,911	222,383
†NETGEAR	1,744	109,000
†NetScout Systems	6,765	200,921
†Oclaro	7,443	66,466
†Palo Alto Networks	444	91,229
Plantronics	2,355	179,569
†Ribbon Communications	3,105	22,108
†Ubiquiti Networks	2,672	226,372
†ViaSat	2,404	157,991
†Viavi Solutions	10,641	108,964

		7,980,179

Construction & Engineering–0.52%
†AECOM	7,935	262,093
†Aegion	1,719	44,264
†Ameresco Class A	3,022	36,264
Argan	1,180	48,321
Comfort Systems USA	2,598	118,988
†Dycom Industries	2,773	262,076
EMCOR Group	3,811	290,322
Fluor	5,969	291,168
†Goldfield	1,529	6,498
Granite Construction	2,484	138,259
†Great Lakes Dredge & Dock	5,107	26,812
†IES Holdings	1,179	19,748
Jacobs Engineering Group	4,183	265,579
KBR	9,795	175,526
†MasTec	5,994	304,195
†MYR Group	1,177	41,736
†Northwest Pipe	539	10,440
†NV5 Global	440	30,492
Primoris Services	3,599	98,001
†Quanta Services	7,670	256,178
†Sterling Construction	1,201	15,649
†Tutor Perini	3,883	71,641
Valmont Industries	1,274	192,055

		3,006,305

Construction Materials–0.23%
Eagle Materials	2,323	243,845
Martin Marietta Materials	1,669	372,738
†Summit Materials Class A	6,506	170,783
†U.S. Concrete	1,122	58,905

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials (continued)
United States Lime & Minerals	277	$23,240
Vulcan Materials	3,325	429,125

		1,298,636

Consumer Finance–1.22%
Ally Financial	19,868	521,932
American Express	17,204	1,685,992
Capital One Financial	8,971	824,435
†Credit Acceptance	1,348	476,383
Discover Financial Services	9,833	692,342
†Encore Capital Group	1,555	56,913
†Enova International	2,659	97,186
†EZCORP Class A	4,961	59,780
FirstCash	2,903	260,835
†Green Dot Class A	2,915	213,932
†LendingClub	29,452	111,623
Navient	19,693	256,600
Nelnet Class A	2,278	133,058
†OneMain Holdings	7,128	237,291
†PRA Group	3,540	136,467
†Regional Management	567	19,856
Santander Consumer USA Holdings	14,767	281,902
†SLM	27,460	314,417
Synchrony Financial	17,007	567,694
†World Acceptance	629	69,825

		7,018,463

Containers & Packaging–0.79%
AptarGroup	4,565	426,280
Avery Dennison	2,748	280,571
Ball	11,201	398,196
Bemis	6,504	274,534
†Berry Global Group	4,090	187,895
†Crown Holdings	3,476	155,586
Graphic Packaging Holding	26,971	391,349
Greif Class A	2,348	124,186
Greif Class B	709	40,838
International Paper	6,500	338,520
Myers Industries	4,079	78,317
†Owens-Illinois	14,147	237,811
Packaging Corp. of America	4,506	503,726
Sealed Air	2,717	115,337
Silgan Holdings	7,558	202,781
Sonoco Products	7,114	373,485
WestRock	7,171	408,890

		4,538,302

Distributors–0.20%
Core-Mark Holding	2,242	50,893
Genuine Parts	5,733	526,232
†LKQ	7,749	247,193
Pool	1,906	288,759

LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Distributors (continued)
Weyco Group	507	$18,455

		1,131,532

Diversified Consumer Services–0.47%
†Adtalem Global Education	3,505	168,591
†American Public Education	1,300	54,730
†Ascent Capital Group Class A	345	969
†Bridgepoint Education	2,198	14,353
†Bright Horizons Family Solutions	2,131	218,470
†Cambium Learning Group	4,642	51,758
Capella Education	988	97,516
†Career Education	6,090	98,475
Carriage Services	768	18,854
Collectors Universe	466	6,869
Graham Holdings	162	94,948
†Grand Canyon Education	3,284	366,527
H&R Block	6,590	150,120
†Houghton Mifflin Harcourt	7,069	54,078
†K12	2,788	45,640
†Laureate Education Class A	733	10,504
†Regis	4,078	67,450
Service Corp. International	10,358	370,713
†ServiceMaster Global Holdings	5,377	319,770
†Sotheby’s	2,959	160,792
Strayer Education	1,049	118,547
†Weight Watchers International	1,972	199,369

		2,689,043

Diversified Financial Services–0.97%
†Berkshire Hathaway Class B	26,480	4,942,492
†Cannae Holdings	5,062	93,900
Jefferies Financial Group	10,443	237,474
Marlin Business Services	729	21,761
†On Deck Capital	3,001	21,007
Voya Financial	4,959	233,073

		5,549,707

Diversified Telecommunication Services–2.16%
AT&T	189,222	6,075,918
ATN International	1,074	56,675
CenturyLink	38,399	715,757
†Cincinnati Bell	2,384	37,429
Cogent Communications Holdings	2,252	120,257
Consolidated Communications Holdings	5,782	71,466
Frontier Communications	1,684	9,026
†Hawaiian Telcom Holdco	500	14,460
IDT Class B	1,774	9,970
†Iridium Communications	4,205	67,701
†ORBCOMM	2,840	28,684
†pdvWireless	356	8,882
Verizon Communications	91,687	4,612,773
†Vonage Holdings	14,080	181,491

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Windstream Holdings	564	$2,974
†Zayo Group Holdings	10,775	393,072

		12,406,535

Electric Utilities–0.74%
ALLETE	1,893	146,537
Alliant Energy	2,790	118,073
American Electric Power	2,844	196,947
Avangrid	1,317	69,709
Duke Energy	3,872	306,198
Edison International	1,747	110,533
El Paso Electric	1,899	112,231
Entergy	2,019	163,115
Evergy	4,343	243,859
Eversource Energy	3,407	199,684
Exelon	5,459	232,553
FirstEnergy	5,175	185,834
Hawaiian Electric Industries	3,981	136,548
IDACORP	1,690	155,886
MGE Energy	1,792	112,986
NextEra Energy	2,768	462,339
OGE Energy	6,260	220,415
Otter Tail	1,714	81,586
PG&E	2,867	122,020
Pinnacle West Capital	1,088	87,649
PNM Resources	4,149	161,396
Portland General Electric	2,617	111,903
PPL	5,292	151,087
Southern	5,454	252,575
Xcel Energy	2,949	134,710

		4,276,373

Electrical Equipment–0.63%
Acuity Brands	1,429	165,578
Allied Motion Technologies	758	36,293
AMETEK	7,437	536,654
†Atkore International Group	3,256	67,627
AZZ	1,479	64,263
†Babcock & Wilcox Enterprises	9,256	22,029
Eaton	7,083	529,383
Emerson Electric	9,599	663,675
Encore Wire	1,573	74,639
EnerSys	2,490	185,854
†Generac Holdings	4,872	252,029
Hubbell	2,590	273,867
LSI Industries	457	2,440
†nVent Electric	3,906	98,041
Powell Industries	509	17,728
Preformed Line Products	449	39,862
Regal Beloit	2,707	221,433
Rockwell Automation	1,462	243,028
†Sunrun	1,518	19,962

LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
†Thermon Group Holdings	1,338	$30,600
†TPI Composites	1,419	41,492
†Vicor	1,194	51,999

		3,638,476

Electronic Equipment, Instruments & Components–1.66%
Amphenol Class A	4,028	351,040
†Anixter International	2,454	155,338
†Arrow Electronics	4,641	349,374
Avnet	6,028	258,541
AVX	11,213	175,708
Badger Meter	2,342	104,687
Bel Fuse Class B	886	18,517
Belden	2,968	181,404
Benchmark Electronics	3,326	96,953
CDW	4,006	323,645
Cognex	4,566	203,689
†Coherent	1,139	178,162
†Control4	614	14,926
Corning	15,126	416,116
CTS	2,254	81,144
Daktronics	2,615	22,254
Dolby Laboratories Class A	2,941	181,430
†Electro Scientific Industries	2,280	35,956
†ePlus	1,064	100,122
†Fabrinet	2,893	106,723
†FARO Technologies	1,500	81,525
†Fitbit Class A	8,932	58,326
†Flex	20,706	292,162
FLIR Systems	3,422	177,841
†II-VI	3,887	168,890
†Insight Enterprises	3,069	150,166
†IPG Photonics	1,684	371,541
†Itron	2,143	128,687
Jabil	14,145	391,251
†KEMET	3,824	92,350
†Keysight Technologies	6,402	377,910
†Kimball Electronics	1,755	32,117
†Knowles	6,742	103,153
Littelfuse	1,254	286,138
Mesa Laboratories	195	41,161
Methode Electronics	2,434	98,090
MTS Systems	843	44,384
National Instruments	5,162	216,701
†Novanta	1,849	115,193
†OSI Systems	916	70,834
Park Electrochemical	1,422	32,976
PC Connection	1,762	58,498
†PCM	468	7,090
†Plexus	1,925	114,615
†Rogers	1,055	117,590
†Sanmina	5,157	151,100

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†ScanSource	1,816	$73,185
†Sensata Technologies Holding	7,836	372,837
SYNNEX	2,512	242,433
TE Connectivity	6,702	603,582
†Tech Data	1,898	155,864
†Trimble	3,022	99,242
†TTM Technologies	7,111	125,367
†VeriFone Systems	5,436	124,050
Vishay Intertechnology	8,859	205,529
†Vishay Precision Group	600	22,890
†Zebra Technologies	2,662	381,331

		9,542,328

Energy Equipment & Services–1.08%
†Apergy	2,361	98,572
Archrock	6,266	75,192
Baker Hughes	3,689	121,848
†Basic Energy Services	2,784	30,930
Bristow Group	2,547	35,938
†CARBO Ceramics	560	5,135
Core Laboratories	1,999	252,294
†Diamond Offshore Drilling	5,355	111,705
†Dril-Quip	2,977	153,018
Ensco Class A	34,117	247,689
†Era Group	1,340	17,353
†Exterran	3,133	78,450
†Forum Energy Technologies	7,605	93,922
Frank’s International	3,834	29,905
†Geospace Technologies	1,182	16,619
Halliburton	10,312	464,659
†Helix Energy Solutions Group	9,439	78,627
Helmerich & Payne	3,403	216,975
†Hornbeck Offshore Services	1,588	6,288
†ION Geophysical	673	16,354
†Keane Group	3,288	44,947
†Mammoth Energy Services	547	18,576
†Matrix Service	2,351	43,141
†McDermott International	10,411	204,576
Nabors Industries	28,804	184,634
National Oilwell Varco	10,864	471,498
†Natural Gas Services Group	679	16,024
†Newpark Resources	6,448	69,961
†Noble	19,130	121,093
Oceaneering International	7,639	194,489
†Oil States International	4,382	140,662
†Parker Drilling	2,258	858
Patterson-UTI Energy	9,958	179,244
†PHI	903	9,184
†Pioneer Energy Services	5,840	34,164
†ProPetro Holding	3,691	57,875
†Rowan Class A	10,025	162,605
RPC	7,313	106,550

LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Schlumberger	11,426	$765,885
†SEACOR Holdings	1,453	83,213
†SEACOR Marine Holdings	1,043	24,083
†Select Energy Services Class A	4,171	60,605
†Superior Energy Services	11,331	110,364
TechnipFMC	12,687	402,685
†TETRA Technologies	6,409	28,520
†Transocean	19,921	267,738
U.S. Silica Holdings	5,728	147,152
†Unit	3,698	94,521

		6,196,320

Equity Real Estate Investment Trusts–0.04%
Alexander & Baldwin	4,546	106,831
†CorePoint Lodging	3,916	101,424

		208,255

Food & Staples Retailing–1.52%
Andersons	2,422	82,832
Casey’s General Stores	2,858	300,319
†Chefs’ Warehouse	1,611	45,913
Costco Wholesale	5,801	1,212,293
Ingles Markets Class A	1,007	32,023
Kroger	22,519	640,666
†Natural Grocers by Vitamin Cottage	985	12,549
†Performance Food Group	8,173	299,949
PriceSmart	1,812	163,986
†Rite Aid	30,568	52,883
†Smart & Final Stores	2,200	12,210
SpartanNash	2,365	60,355
†Sprouts Farmers Market	9,046	199,645
†SUPERVALU	2,704	55,486
Sysco	6,060	413,837
†U.S. Foods Holding	8,184	309,519
†United Natural Foods	3,773	160,956
Village Super Market Class A	310	9,133
Walgreens Boots Alliance	15,869	952,378
Walmart	42,302	3,623,166
Weis Markets	2,150	114,681

		8,754,779

Food Products–1.50%
Alico	310	9,827
Archer-Daniels-Midland	7,786	356,832
B&G Foods Class A	4,796	143,400
Bunge	4,375	304,981
Calavo Growers	1,193	114,707
†Cal-Maine Foods	2,580	118,293
Campbell Soup	6,521	264,361
Conagra Brands	13,339	476,602
†Darling Ingredients	8,960	178,125
Dean Foods	6,682	70,228
†Farmer Brothers	1,079	32,963

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Flowers Foods	11,779	$245,357
Fresh Del Monte Produce	3,101	138,150
General Mills	5,467	241,969
†Hain Celestial Group	4,249	126,620
Hershey	3,974	369,820
Hormel Foods	15,213	566,076
†Hostess Brands	7,341	99,838
Ingredion	2,517	278,632
J&J Snack Foods	1,165	177,628
JM Smucker	2,861	307,500
John B Sanfilippo & Son	672	50,030
Kellogg	4,103	286,677
Kraft Heinz	6,998	439,614
Lamb Weston Holdings	1,825	125,031
Lancaster Colony	1,206	166,935
†Landec	2,083	31,037
†Lifeway Foods	699	3,516
Limoneira	992	24,413
McCormick & Co.	3,595	417,344
Mondelez International	12,496	512,336
†Pilgrim’s Pride	5,264	105,964
Pinnacle Foods	3,750	243,975
†Post Holdings	5,163	444,121
Sanderson Farms	1,711	179,912
Seaboard	55	217,951
†Seneca Foods Class A	364	9,828
Tootsie Roll Industries	1,462	45,103
†TreeHouse Foods	4,349	228,366
Tyson Foods Class A	6,506	447,938

		8,602,000

Gas Utilities–0.23%
Atmos Energy	1,323	119,255
Chesapeake Utilities	908	72,595
National Fuel Gas	2,570	136,107
New Jersey Resources	4,338	194,125
Northwest Natural Gas	1,438	91,744
ONE Gas	1,574	117,641
South Jersey Industries	4,505	150,782
Southwest Gas Holdings	1,094	83,439
Spire	1,525	107,741
UGI	2,715	141,370
WGL Holdings	1,065	94,519

		1,309,318

Health Care Equipment & Supplies–2.23%
Abaxis	1,053	87,410
Abbott Laboratories	23,513	1,434,058
†ABIOMED	714	292,062
†Accuray	7,067	28,975
†Align Technology	787	269,264
†AngioDynamics	3,064	68,143

LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Anika Therapeutics	1,049	$33,568
Atrion	84	50,350
†Avanos Medical	2,817	161,273
Baxter International	4,549	335,898
Becton Dickinson & Co.	2,571	615,909
†Boston Scientific	11,268	368,464
Cantel Medical	1,645	161,802
CONMED	1,627	119,096
Cooper	1,149	270,532
†CryoLife	1,100	30,635
†Cutera	403	16,241
Danaher	5,127	505,932
DENTSPLY SIRONA	5,291	231,587
†DexCom	500	47,490
†Edwards Lifesciences	1,760	256,203
†Globus Medical	4,702	237,263
†Haemonetics	2,807	251,732
†Heska	416	43,177
Hill-Rom Holdings	3,223	281,497
†Hologic	13,363	531,179
†ICU Medical	621	182,357
†IDEXX Laboratories	1,272	277,220
†Inogen	544	101,364
†Insulet	327	28,024
†Integer Holdings	2,023	130,787
†Integra LifeSciences Holdings	3,098	199,542
†Intuitive Surgical	372	177,995
Invacare	2,243	41,720
†Lantheus Holdings	3,024	43,999
LeMaitre Vascular	1,009	33,781
†LivaNova	1,899	189,558
†Masimo	1,886	184,168
Medtronic	18,837	1,612,636
Meridian Bioscience	2,980	47,382
†Merit Medical Systems	2,381	121,907
†Natus Medical	1,650	56,925
†Neogen	1,290	103,445
†NuVasive	3,755	195,711
†Nuvectra	338	6,939
†OraSure Technologies	3,072	50,596
†Orthofix International	948	53,865
†Penumbra	250	34,537
†Quidel	1,784	118,636
ResMed	2,716	281,323
†RTI Surgical	2,100	9,660
†SeaSpine Holdings	660	8,329
STERIS	2,005	210,545
Stryker	2,695	455,078
†Surmodics	576	31,795
Teleflex	866	232,270
Utah Medical Products	304	33,486
†Varex Imaging	2,170	80,485

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Varian Medical Systems	1,660	$188,775
West Pharmaceutical Services	2,690	267,090
†Wright Medical Group	1,626	42,211
Zimmer Biomet Holdings	2,003	223,214

		12,787,095

Health Care Providers & Services–3.39%
†Acadia Healthcare	5,585	228,482
Aceto	1,439	4,821
†Addus HomeCare	433	24,789
Aetna	4,873	894,195
†Amedisys	1,378	117,764
†American Renal Associates Holdings	1,885	29,726
AmerisourceBergen	5,470	466,427
†AMN Healthcare Services	4,312	252,683
Anthem	4,347	1,034,716
†BioScrip	3,413	10,000
†BioTelemetry	892	40,140
†Brookdale Senior Living	12,705	115,488
†Capital Senior Living	1,634	17,435
Cardinal Health	7,793	380,532
†Centene	4,068	501,218
Chemed	949	305,398
Cigna	4,819	818,989
†Civitas Solutions	2,257	37,015
†Community Health Systems	5,888	19,548
†CorVel	1,434	77,436
†Cross Country Healthcare	2,183	24,559
CVS Health	21,470	1,381,595
†DaVita	6,324	439,139
†Diplomat Pharmacy	4,168	106,534
Encompass Health	8,900	602,708
Ensign Group	3,616	129,525
†Envision Healthcare	4,435	195,184
†Express Scripts Holding	15,729	1,214,436
†Five Star Senior Living	461	691
†Hanger	1,874	31,783
HCA Healthcare	1,747	179,242
†HealthEquity	1,480	111,148
†Henry Schein	4,893	355,428
Humana	3,299	981,881
†Kindred Healthcare	6,921	62,289
†Laboratory Corp. of America Holdings	3,195	573,598
†LHC Group	2,237	191,465
†LifePoint Health	2,947	143,814
†Magellan Health	1,832	175,780
McKesson	4,852	647,257
†MEDNAX	4,568	197,703
†Molina Healthcare	2,810	275,211
National HealthCare	926	65,172
National Research Class A	927	34,670
Owens & Minor	4,089	68,327

LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Patterson	6,302	$142,866
†Premier Class A	3,473	126,348
†Providence Service	766	60,169
Quest Diagnostics	4,224	464,387
†Quorum Health	1,472	7,360
†R1 RCM	7,927	68,806
†RadNet	3,391	50,865
†Select Medical Holdings	11,079	201,084
†Surgery Partners	1,621	24,153
†Tenet Healthcare	7,697	258,388
†Tivity Health	3,037	106,902
†Triple-S Management Class B	1,017	39,724
U.S. Physical Therapy	663	63,648
UnitedHealth Group	14,298	3,507,871
Universal Health Services Class B	3,346	372,878
†WellCare Health Plans	1,802	443,724

		19,505,114

Health Care Technology–0.29%
†Allscripts Healthcare Solutions	11,179	134,148
†athenahealth	1,534	244,121
†Cerner	7,997	478,141
Computer Programs & Systems	313	10,298
†Cotiviti Holdings	4,618	203,792
†Evolent Health Class A	5,279	111,123
HealthStream	1,513	41,320
†HMS Holdings	3,921	84,772
†Inovalon Holdings Class A	714	7,086
†Medidata Solutions	982	79,110
†Omnicell	1,955	102,540
†Quality Systems	4,035	78,683
†Veeva Systems Class A	886	68,098

		1,643,232

Hotels, Restaurants & Leisure–2.16%
Aramark	12,777	474,027
BBX Capital	5,112	46,161
†Belmond Class A	7,965	88,810
†Biglari Holdings Class A	5	4,750
†Biglari Holdings Class B	51	9,358
BJ’s Restaurants	1,462	87,720
Bloomin’ Brands	6,385	128,339
†Bojangles’	3,222	46,397
Boyd Gaming	3,072	106,476
Brinker International	2,294	109,194
†Caesars Entertainment	5,480	58,636
Carnival	7,146	409,537
†Carrols Restaurant Group	3,714	55,153
Cheesecake Factory	3,510	193,261
†Chipotle Mexican Grill	686	295,920
Choice Hotels International	2,030	153,468
Churchill Downs	372	110,298

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chuy’s Holdings	1,208	$37,086
Cracker Barrel Old Country Store	1,206	188,389
Darden Restaurants	4,316	462,071
†Dave & Buster’s Entertainment	3,378	160,793
†Del Frisco’s Restaurant Group	884	11,138
†Del Taco Restaurants	2,099	29,764
†Denny’s	3,309	52,712
Dine Brands Global	1,438	107,562
Domino’s Pizza	603	170,148
†Drive Shack	2,401	18,536
Dunkin’ Brands Group	4,019	277,592
†El Pollo Loco Holdings	2,025	23,085
†Eldorado Resorts	2,709	105,922
†Fiesta Restaurant Group	1,638	47,011
†Habit Restaurants Class A	628	6,280
†Hilton Grand Vacations	4,336	150,459
Hilton Worldwide Holdings	3,406	269,619
Hyatt Hotels Class A	912	70,361
ILG	7,286	240,657
International Game Technology	8,417	195,611
Jack in the Box	1,248	106,230
Las Vegas Sands	5,903	450,753
†Lindblad Expeditions Holdings	1,042	13,807
Marriott International Class A	3,770	477,282
Marriott Vacations Worldwide	1,828	206,491
McDonald’s	4,575	716,857
MGM Resorts International	17,547	509,389
Nathan’s Famous	298	28,042
†Norwegian Cruise Line Holdings	7,010	331,223
Papa John’s International	1,423	72,175
†Papa Murphy’s Holdings	207	1,149
†Penn National Gaming	4,305	144,605
†Pinnacle Entertainment	835	28,165
†Planet Fitness Class A	4,259	187,140
†Playa Hotels & Resorts	6,316	68,213
†Potbelly	1,460	18,907
†Red Lion Hotels	900	10,485
†Red Robin Gourmet Burgers	958	44,643
Red Rock Resorts Class A	5,032	168,572
Royal Caribbean Cruises	3,344	346,438
Ruth’s Hospitality Group	3,701	103,813
†Scientific Games Class A	3,331	163,719
†SeaWorld Entertainment	3,235	70,588
†Shake Shack Class A	500	33,090
Six Flags Entertainment	2,634	184,512
Sonic	1,631	56,139
Speedway Motorsports	3,631	63,034
Starbucks	16,539	807,930
Texas Roadhouse	4,309	282,283
Vail Resorts	1,126	308,738
Wendy’s	13,624	234,060
Wingstop	1,345	70,101

LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations	2,650	$117,315
Wyndham Hotels & Resorts	5,280	310,622
Wynn Resorts	2,882	482,274
Yum!	2,149	168,095

		12,389,180

Household Durables–0.94%
†AV Homes	1,200	25,680
Bassett Furniture Industries	722	19,891
†Beazer Homes USA	1,576	23,246
†Cavco Industries	502	104,240
†Century Communities	2,415	76,193
CSS Industries	543	9,177
DR Horton	9,540	391,140
Ethan Allen Interiors	1,870	45,815
Flexsteel Industries	419	16,718
Garmin	4,366	266,326
†GoPro	2,100	13,524
†Green Brick Partners	3,200	31,360
Hamilton Beach Brands Holding Class A	652	18,941
†Helen of Troy	1,664	163,821
Hooker Furniture	831	38,974
†Hovnanian Enterprises Class A	5,034	8,205
†Installed Building Products	1,990	112,535
†iRobot	1,320	100,016
KB Home	5,148	140,232
La-Z-Boy	3,341	102,235
Leggett & Platt	8,079	360,647
Lennar Class A	8,405	441,263
Lennar Class B	563	24,034
Libbey	1,451	11,797
Lifetime Brands	785	9,930
†M/I Homes	1,091	28,890
MDC Holdings	4,005	123,234
†Meritage Homes	2,325	102,184
†Mohawk Industries	2,115	453,181
†New Home	448	4,467
Newell Brands	9,462	244,025
†NVR	36	106,933
†PICO Holdings	1,481	17,254
PulteGroup	10,201	293,279
†Taylor Morrison Home Class A	8,011	166,469
†Tempur Sealy International	2,133	102,491
Toll Brothers	7,489	277,018
†TopBuild	2,248	176,108
†TRI Pointe Group	8,843	144,671
Tupperware Brands	1,621	66,850
†Universal Electronics	767	25,349
Whirlpool	2,778	406,227
†William Lyon Homes Class A	2,024	46,957

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†ZAGG	2,221	$38,423

		5,379,950

Household Products–0.75%
†Central Garden & Pet	894	38,871
†Central Garden & Pet Class A	2,897	117,242
Church & Dwight	8,080	429,533
Clorox	2,583	349,351
Colgate-Palmolive	4,673	302,857
Energizer Holdings	2,928	184,347
†HRG Group	10,121	132,484
Kimberly-Clark	3,999	421,255
Oil-Dri Corp. of America	282	11,883
†Orchids Paper Products	536	2,133
Procter & Gamble	26,699	2,084,124
Spectrum Brands Holdings	1,217	99,332
WD-40	775	113,344

		4,286,756

Independent Power & Renewable Electricity Producers–0.25%
AES	8,502	114,012
†Atlantic Power	7,500	16,500
Atlantica Yield	5,448	109,941
NRG Energy	14,338	440,177
NRG Yield Class A	911	15,533
NRG Yield Class C	2,451	42,157
Ormat Technologies	2,822	150,102
Pattern Energy Group	4,795	89,906
TerraForm Power Class A	1,200	14,040
†Vistra Energy	18,296	432,883

		1,425,251

Industrial Conglomerates–0.76%
3M	6,720	1,321,958
Carlisle	3,362	364,138
General Electric	73,107	994,986
Honeywell International	9,880	1,423,214
Raven Industries	1,213	46,640
Roper Technologies	850	234,523

		4,385,459

Insurance–3.37%
Aflac	13,672	588,169
Alleghany	532	305,884
Allstate	6,578	600,374
†Ambac Financial Group	2,234	44,345
American Equity Investment Life Holding	4,723	170,028
American Financial Group	1,919	205,966
American International Group	11,619	616,039
American National Insurance	950	113,611
AMERISAFE	1,181	68,203
AmTrust Financial Services	12,537	182,664

LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Aon	3,201	$439,081
†Arch Capital Group	11,382	301,168
Argo Group International Holdings	2,087	121,359
Arthur J. Gallagher & Co.	4,672	304,988
Aspen Insurance Holdings	4,638	188,767
Assurant	2,759	285,529
Assured Guaranty	6,186	221,026
†Athene Holding Class A	5,440	238,490
Axis Capital Holdings	4,046	225,039
Baldwin & Lyons Class B	771	18,812
†Brighthouse Financial	2,834	113,558
Brown & Brown	9,552	264,877
Chubb	5,835	741,162
Cincinnati Financial	4,024	269,045
CNA Financial	800	36,544
CNO Financial Group	6,176	117,591
Crawford & Co. Class A	1,300	11,193
Crawford & Co. Class B	2,614	22,611
Donegal Group Class A	996	13,556
†eHealth	936	20,686
EMC Insurance Group	1,480	41,114
Employers Holdings	2,329	93,626
†Enstar Group	875	181,387
Erie Indemnity Class A	1,577	184,919
Everest Re Group	1,159	267,126
FBL Financial Group Class A	1,968	154,980
FedNat Holding	630	14,534
First American Financial	6,407	331,370
FNF Group	4,642	174,632
†Genworth Financial	22,919	103,135
Global Indemnity	1,056	41,163
†Greenlight Capital Re Class A	1,907	27,079
†Hallmark Financial Services	1,100	10,978
Hanover Insurance Group	2,039	243,783
Hartford Financial Services Group	12,283	628,030
HCI Group	887	36,873
Heritage Insurance Holdings	1,522	25,372
Horace Mann Educators	2,504	111,678
Independence Holding	654	21,745
Infinity Property & Casualty	768	109,325
Investors Title	124	22,898
James River Group Holdings	2,177	85,534
Kemper	3,544	268,104
Kinsale Capital Group	460	25,236
Loews	9,293	448,666
Maiden Holdings	5,521	42,788
†Markel	522	566,031
Marsh & McLennan	7,758	635,923
†MBIA	8,307	75,095
Mercury General	4,124	187,889
MetLife	8,227	358,697
National General Holdings	7,115	187,338

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
National Western Life Group Class A	249	$76,508
Navigators Group	2,245	127,965
†NI Holdings	863	14,628
Old Republic International	14,388	286,465
Primerica	3,375	336,150
Principal Financial Group	9,524	504,296
ProAssurance	3,711	131,555
Progressive	6,898	408,017
Prudential Financial	5,225	488,590
Reinsurance Group of America	1,999	266,827
RenaissanceRe Holdings	2,040	245,453
RLI	1,161	76,847
Safety Insurance Group	1,159	98,979
Selective Insurance Group	3,458	190,190
State Auto Financial	3,172	94,875
Stewart Information Services	1,688	72,702
†Third Point Reinsurance	6,645	83,063
Torchmark	3,421	278,504
Travelers	7,508	918,529
United Fire Group	1,596	86,998
United Insurance Holdings	2,770	54,237
Universal Insurance Holdings	2,877	100,983
Unum Group	6,346	234,739
Validus Holdings	4,136	279,594
White Mountains Insurance Group	255	231,186
Willis Towers Watson	2,492	377,787
†WMIH	7,240	9,702
WR Berkley	4,467	323,455
XL Group	6,908	386,503

		19,342,740

Internet & Direct Marketing Retail–2.30%
†1-800-Flowers.com Class A	2,100	26,355
†Amazon.com	5,416	9,206,117
†Booking Holdings	703	1,425,044
†Duluth Holdings Class B	753	17,914
Expedia Group	3,480	418,261
†FTD	1,699	7,883
†Groupon	35,995	154,779
†Liberty Expedia Holdings Class A	3,094	135,950
†Liberty TripAdvisor Holdings Class A	5,610	90,321
†Netflix	1,228	480,676
Nutrisystem	1,618	62,293
†Overstock.com	1,526	51,350
PetMed Express	1,442	63,520
†Qurate Retail	19,960	423,551
†Shutterfly	2,310	207,969
†TripAdvisor	4,445	247,631
†Wayfair Class A	1,590	188,828

		13,208,442

LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–2.52%
†2U	248	$20,723
†Akamai Technologies	5,089	372,667
†Alarm.com Holdings	996	40,218
†Alphabet Class A	2,504	2,827,492
†Alphabet Class C	2,621	2,924,119
†ANGI Homeservices Class A	1,639	25,208
†Appfolio Class A	821	50,204
†Blucora	3,219	119,103
†Carbonite	1,257	43,869
†Cars.com	5,057	143,568
†comScore	172	3,750
†DHI Group	3,155	7,414
†eBay	15,912	576,969
†Endurance International Group Holdings	9,665	96,167
†Envestnet	932	51,213
†Facebook Class A	18,623	3,618,821
†GoDaddy Class A	2,895	204,387
†GrubHub	3,321	348,406
†GTT Communications	3,367	151,515
†InterActiveCorp	3,174	484,003
†Internap	676	7,044
j2 Global	3,482	301,576
†Limelight Networks	3,333	14,898
†Liquidity Services	1,758	11,515
LogMeIn	2,375	245,219
†Match Group	1,908	73,916
†Meet Group	4,249	19,036
†New Relic	549	55,224
NIC	3,826	59,494
†Nutanix Class A	702	36,202
†Okta	562	28,308
†QuinStreet	4,100	52,070
Reis	689	15,020
†Shutterstock	1,332	63,217
†Stamps.com	864	218,635
†TechTarget	112	3,181
†Trade Desk Class A	629	59,000
†Twilio Class A	466	26,105
†Twitter	10,043	438,578
†VeriSign	951	130,686
†Web.com Group	4,370	112,965
†XO Group	950	30,400
†Yelp	3,429	134,348
†Zillow Group Class A	1,031	61,602
†Zillow Group Class C	2,736	161,588

		14,469,643

IT Services–3.67%
Accenture Class A	7,880	1,289,089
†Acxiom	3,387	101,441
Alliance Data Systems	1,544	360,061

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Amdocs	3,715	$245,896
Automatic Data Processing	5,269	706,784
†Black Knight	4,779	255,915
Booz Allen Hamilton Holding	6,927	302,918
Broadridge Financial Solutions	2,845	327,459
†CACI International Class A	1,559	262,769
†Cardtronics Class A	3,745	90,554
Cass Information Systems	562	38,677
Cognizant Technology Solutions Class A	7,816	617,386
†Conduent	10,034	182,318
Convergys	5,654	138,184
†CoreLogic	6,096	316,382
CSG Systems International	2,863	117,011
DXC Technology	2,915	234,978
†EPAM Systems	1,438	178,787
†Euronet Worldwide	2,534	212,273
EVERTEC	4,179	91,311
†ExlService Holdings	2,149	121,655
Fidelity National Information Services	6,324	670,534
†First Data	11,613	243,060
†Fiserv	5,050	374,155
†FleetCor Technologies	3,063	645,221
†Gartner	666	88,511
Genpact	11,702	338,539
Global Payments	3,124	348,295
Hackett Group	2,748	44,160
International Business Machines	14,294	1,996,872
Jack Henry & Associates	1,836	239,341
Leidos Holdings	4,371	257,889
†Luxoft Holding	1,222	45,031
ManTech International Class A	2,055	110,230
Mastercard Class A	11,597	2,279,042
MAXIMUS	4,397	273,098
†MoneyGram International	2,316	15,494
Paychex	4,018	274,630
†PayPal Holdings	5,888	490,294
†Perficient	2,585	68,166
Perspecta	1,457	29,941
†PFSweb	867	8,427
†Presidio	1,107	14,502
Sabre	13,464	331,753
Science Applications International	2,057	166,473
†Square Class A	731	45,059
†Sykes Enterprises	2,744	78,972
†Syntel	4,531	145,400
†Teradata	8,525	342,279
Total System Services	6,264	529,433
Travelport Worldwide	7,449	138,104
TTEC Holdings	3,257	112,529
†Unisys	1,659	21,401
†Virtusa	1,810	88,111

LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Visa Class A	24,334	$3,223,038
Western Union	8,575	174,330
†WEX	2,248	428,199
†Worldpay Class A	2,527	206,658

		21,079,019

Leisure Products–0.29%
Acushnet Holdings	2,711	66,311
†American Outdoor Brands	3,929	47,266
Brunswick	5,296	341,486
Callaway Golf	5,764	109,343
Hasbro	2,951	272,407
Johnson Outdoors Class A	630	53,254
†Malibu Boats Class A	1,584	66,433
Marine Products	2,133	37,925
Mattel	5,879	96,533
†MCBC Holdings	1,439	41,659
†Nautilus	3,253	51,072
Polaris Industries	2,948	360,187
Sturm Ruger & Co.	863	48,328
†Vista Outdoor	4,576	70,882

		1,663,086

Life Sciences Tools & Services–0.79%
Agilent Technologies	3,897	240,990
†Bio-Rad Laboratories Class A	638	184,088
Bio-Techne	1,431	211,716
Bruker	6,696	194,452
†Cambrex	2,850	149,055
†Charles River Laboratories International	3,473	389,879
†Enzo Biochem	4,475	23,225
†Illumina	638	178,187
†IQVIA Holdings	2,602	259,732
Luminex	2,480	73,234
†Medpace Holdings	1,586	68,198
†Mettler-Toledo International	705	407,934
†NeoGenomics	2,833	37,141
PerkinElmer	2,397	175,532
†PRA Health Sciences	3,303	308,368
†Syneos Health	4,807	225,448
Thermo Fisher Scientific	6,051	1,253,404
†Waters	838	162,228

		4,542,811

Machinery–2.92%
Actuant Class A	3,713	108,977
AGCO	4,610	279,919
Alamo Group	601	54,306
Albany International	1,841	110,736
Allison Transmission Holdings	7,945	321,693
Altra Industrial Motion	1,931	83,226
American Railcar Industries	879	34,703

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Astec Industries	1,382	$82,644
Barnes Group	3,140	184,946
†Blue Bird	883	19,735
Briggs & Stratton	2,997	52,777
Caterpillar	10,506	1,425,349
†Chart Industries	1,938	119,536
CIRCOR International	1,441	53,259
†Colfax	6,044	185,249
Columbus McKinnon	1,631	70,720
†Commercial Vehicle Group	4,182	30,696
Crane	3,578	286,705
Cummins	2,644	351,652
Deere & Co.	6,758	944,768
Donaldson	6,605	298,018
Douglas Dynamics	2,086	100,128
Dover	4,722	345,650
EnPro Industries	1,497	104,715
ESCO Technologies	1,635	94,339
Federal Signal	5,085	118,430
Flowserve	5,249	212,060
Fortive	4,111	316,999
Franklin Electric	2,894	130,519
FreightCar America	1,097	18,419
†Gardner Denver Holdings	4,285	125,936
Global Brass & Copper Holdings	2,600	81,510
Gorman-Rupp	1,446	50,610
Graco	5,757	260,332
Graham	501	12,931
Greenbrier	1,476	77,859
†Harsco	8,374	185,065
Hillenbrand	5,874	276,959
Hurco	300	13,425
Hyster-Yale Materials Handling	834	53,585
IDEX	2,524	344,476
Illinois Tool Works	3,930	544,462
Ingersoll-Rand	5,344	479,517
ITT	5,656	295,639
John Bean Technologies	1,461	129,883
Kadant	799	76,824
Kennametal	6,189	222,185
†LB Foster Class A	762	17,488
Lincoln Electric Holdings	3,031	266,001
Lindsay	431	41,803
†Lydall	1,558	68,007
†Manitowoc	2,495	64,521
†Meritor	5,751	118,298
†Middleby	2,328	243,090
†Milacron Holdings	5,358	101,427
Miller Industries	637	16,275
Mueller Industries	4,654	137,340
Mueller Water Products Class A	12,388	145,187
†Navistar International	3,715	151,275

LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
NN	1,515	$28,633
Nordson	1,383	177,591
Omega Flex	460	36,391
Oshkosh	4,312	303,220
PACCAR	8,165	505,903
Parker-Hannifin	2,142	333,831
Park-Ohio Holdings	841	31,369
Pentair	3,906	164,364
†Proto Labs	1,289	153,327
†RBC Bearings	1,262	162,558
REV Group	2,861	48,666
†Rexnord	6,889	200,194
Snap-on	1,689	271,456
Spartan Motors	2,371	35,802
†SPX	2,348	82,297
†SPX FLOW	2,975	130,216
Standex International	693	70,825
Stanley Black & Decker	2,382	316,353
Sun Hydraulics	1,373	66,165
Tennant	1,073	84,767
Terex	4,483	189,138
Timken	4,140	180,297
Titan International	2,511	26,943
Toro	4,318	260,159
†TriMas	3,116	91,610
Trinity Industries	7,593	260,136
Wabash National	4,805	89,661
†WABCO Holdings	1,381	161,605
Wabtec	2,431	239,648
Watts Water Technologies Class A	1,597	125,205
†Welbilt	6,195	138,210
Woodward	3,381	259,864
Xylem	5,749	387,368

		16,756,555

Marine–0.08%
Costamare	4,884	38,974
†Eagle Bulk Shipping	3,776	20,541
†Kirby	2,999	250,716
Matson	3,187	122,317
Scorpio Bulkers	1,325	9,407

		441,955

Media–3.18%
Altice USA Class A	2,500	42,650
AMC Entertainment Holdings	3,569	56,747
†AMC Networks Class A	2,603	161,907
Cable One	331	242,719
CBS Class B	5,822	327,313
†Central European Media Enterprises Class A	4,800	19,920
†Charter Communications Class A	5,309	1,556,652

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Cinemark Holdings	8,197	$287,551
Comcast Class A	135,862	4,457,632
†Discovery Class A	5,913	162,607
†Discovery Class C	9,384	239,292
†DISH Network Class A	2,890	97,133
Emerald Expositions Events	3,320	68,392
Entercom Communications Class A	5,891	44,477
Entravision Communications Class A	4,034	20,170
EW Scripps Class A	3,871	51,833
Gannett	8,605	92,073
†GCI Liberty Class A	5,699	256,889
†Global Eagle Entertainment	248	625
†Gray Television	5,821	91,972
†Hemisphere Media Group	308	4,035
†IMAX	3,995	88,489
Interpublic Group	18,208	426,796
John Wiley & Sons Class A	3,232	201,677
†Liberty Broadband Class A	907	68,605
†Liberty Broadband Class C	4,217	319,311
†Liberty Latin America Class A	1,600	30,592
†Liberty Latin America Class C	4,000	77,520
†Liberty Media-Liberty Braves Class A	161	4,139
†Liberty Media-Liberty Braves Class C	328	8,482
†Liberty Media-Liberty Formula One Class A	404	14,265
†Liberty Media-Liberty Formula One Class C	820	30,447
†Liberty Media-Liberty SiriusXM Class A	1,616	72,801
†Liberty Media-Liberty SiriusXM Class C	3,281	148,826
Lions Gate Entertainment Class A	2,751	68,280
Lions Gate Entertainment Class B	4,408	103,412
†Live Nation Entertainment	5,276	256,255
†Madison Square Garden Class A	1,022	317,014
Marcus	1,216	39,520
Meredith	2,414	123,114
†MSG Networks	2,905	69,575
National CineMedia	6,168	51,811
New Media Investment Group	3,310	61,169
New York Times Class A	8,928	231,235
News Class A	12,070	187,085
News Class B	6,359	100,790
Nexstar Media Group Class A	3,557	261,084
Omnicom Group	6,899	526,187
†Reading International Class A	1,404	22,394
Saga Communications Class A	635	24,447
Scholastic	2,212	98,014
Sinclair Broadcast Group Class A	6,006	193,093
Sirius XM Holdings	11,685	79,107
TEGNA	17,113	185,676
Tribune Media Class A	2,049	78,415

LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†tronc	3,161	$54,622
Twenty-First Century Fox Class A	15,748	782,518
Twenty-First Century Fox Class B	10,647	524,578
†Urban One	4,509	9,469
Viacom Class A	672	23,822
Viacom Class B	18,251	550,450
Walt Disney	31,759	3,328,661
World Wrestling Entertainment Class A	1,759	128,090

		18,254,426

Metals & Mining–1.01%
†AK Steel Holding	14,640	63,538
†Alcoa	9,644	452,111
†Allegheny Technologies	6,139	154,212
†Ampco-Pittsburgh	782	8,015
Carpenter Technology	3,755	197,400
†Century Aluminum	5,866	92,389
†Cleveland-Cliffs	16,837	141,936
†Coeur Mining	13,176	100,138
Commercial Metals	9,071	191,489
Compass Minerals International	2,436	160,167
Ferroglobe	7,907	67,763
Freeport-McMoRan	49,134	848,053
Gold Resource	2,205	14,531
Haynes International	793	29,135
Hecla Mining	32,059	111,565
Kaiser Aluminum	589	61,321
Materion	1,779	96,333
Newmont Mining	10,512	396,408
Nucor	9,443	590,187
Olympic Steel	623	12,715
Reliance Steel & Aluminum	3,940	344,908
Royal Gold	2,859	265,430
†Ryerson Holding	977	10,894
Schnitzer Steel Industries Class A	1,849	62,311
Southern Copper	1,057	49,542
Steel Dynamics	10,812	496,811
†SunCoke Energy	6,128	82,115
†TimkenSteel	2,590	42,347
United States Steel	11,535	400,841
Warrior Met Coal	2,332	64,293
Worthington Industries	4,428	185,843

		5,794,741

Multiline Retail–0.80%
Big Lots	4,696	196,199
Dillard’s Class A	1,631	154,129
Dollar General	6,890	679,354
†Dollar Tree	6,541	555,985
Fred’s Class A	1,654	3,771
†JC Penney	20,415	47,771
Kohl’s	9,455	689,269

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	14,623	$547,339
Nordstrom	5,352	277,127
†Ollie’s Bargain Outlet Holdings	2,845	206,263
Target	15,928	1,212,439
†Tuesday Morning	170	519

		4,570,165

Multi-Utilities–0.45%
Ameren	2,756	167,703
Avista	2,686	141,445
Black Hills	2,619	160,309
CenterPoint Energy	4,094	113,445
CMS Energy	3,042	143,826
Consolidated Edison	1,868	145,667
Dominion Energy	3,561	242,789
DTE Energy	2,119	219,592
MDU Resources Group	8,192	234,947
NiSource	4,110	108,011
NorthWestern	2,419	138,488
Public Service Enterprise Group	2,964	160,471
SCANA	1,325	51,039
Sempra Energy	1,205	139,913
Unitil	866	44,201
Vectren	2,100	150,045
WEC Energy Group	3,391	219,228

		2,581,119

Oil, Gas & Consumable Fuels–5.86%
†Abraxas Petroleum	10,604	30,646
Anadarko Petroleum	9,856	721,952
Andeavor	6,897	904,748
†Antero Resources	15,729	335,814
Apache	14,932	698,071
Arch Coal Class A	1,849	145,017
†Ardmore Shipping	2,791	22,886
†Bonanza Creek Energy	1,860	70,438
Cabot Oil & Gas	7,634	181,689
†Callon Petroleum	17,775	190,903
†Carrizo Oil & Gas	7,644	212,885
†Centennial Resource Development Class A	12,563	226,888
†Cheniere Energy	3,022	197,004
†Chesapeake Energy	24,200	126,808
Chevron	26,274	3,321,822
Cimarex Energy	2,324	236,444
†Clean Energy Fuels	8,931	32,955
†Cloud Peak Energy	4,877	17,021
†CNX Resources	11,295	200,825
†Concho Resources	3,634	502,764
ConocoPhillips	17,876	1,244,527
†CONSOL Energy	1,411	54,112
†Contango Oil & Gas	934	5,305

LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Continental Resources	4,192	$271,474
CVR Energy	2,614	96,692
Delek U.S. Holdings	6,818	342,059
†Denbury Resources	31,387	150,971
Devon Energy	16,719	734,967
DHT Holdings	4,056	19,023
Diamondback Energy	2,484	326,820
†Dorian LPG	3,029	23,142
†Eclipse Resources	13,341	21,346
†Energen	2,807	204,406
EnLink Midstream	7,010	115,315
EOG Resources	6,907	859,438
†EP Energy Class A	5,898	17,694
EQT	2,996	165,319
Evolution Petroleum	2,220	21,867
†Extraction Oil & Gas	5,026	73,832
Exxon Mobil	80,710	6,677,138
GasLog	5,990	114,409
Green Plains	2,499	45,732
†Gulfport Energy	12,920	162,404
†Halcon Resources	7,790	34,198
Hallador Energy	143	1,021
Hess	8,968	599,870
†HighPoint Resources	8,233	50,057
HollyFrontier	8,674	593,562
†International Seaways	2,058	47,622
†Jagged Peak Energy	1,241	16,158
Kinder Morgan	38,997	689,077
†Kosmos Energy	24,733	204,542
†Laredo Petroleum	18,593	178,865
Marathon Oil	28,590	596,387
Marathon Petroleum	11,253	789,510
†Matador Resources	8,938	268,587
Murphy Oil	9,158	309,266
NACCO Industries Class A	326	11,003
†Newfield Exploration	13,275	401,569
Noble Energy	16,963	598,455
†Oasis Petroleum	19,032	246,845
Occidental Petroleum	12,034	1,007,005
ONEOK	3,947	275,619
†Overseas Shipholding Group Class A	5,002	19,408
†Pacific Ethanol	1,059	2,753
Panhandle Oil & Gas Class A	655	12,511
†Par Pacific Holdings	2,297	39,922
†Parsley Energy Class A	7,828	237,032
PBF Energy Class A	7,862	329,654
†PDC Energy	4,285	259,028
Peabody Energy	9,294	422,691
†Penn Virginia	1,090	92,530
Phillips 66	4,138	464,739
Pioneer Natural Resources	2,466	466,666
†QEP Resources	18,573	227,705

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources	8,105	$135,597
†Renewable Energy Group	2,053	36,646
†REX American Resources	540	43,724
†Ring Energy	3,629	45,798
†RSP Permian	6,118	269,314
†SandRidge Energy	740	13,128
Scorpio Tankers	20,606	57,903
SemGroup Class A	5,883	149,428
Ship Finance International	3,968	59,322
SM Energy	8,767	225,224
†Southwestern Energy	25,611	135,738
†SRC Energy	17,311	190,767
†Talos Energy	909	29,206
Targa Resources	4,366	216,073
Teekay	3,211	24,885
Teekay Tankers Class A	3,937	4,606
†Ultra Petroleum	2,991	6,909
Valero Energy	9,585	1,062,306
†W&T Offshore	6,926	49,521
†Whiting Petroleum	6,799	358,443
†WildHorse Resource Development	3,896	98,803
Williams	15,115	409,768
World Fuel Services	5,285	107,867
†WPX Energy	19,382	349,457

		33,699,862

Paper & Forest Products–0.23%
Boise Cascade	3,016	134,815
†Clearwater Paper	1,000	23,100
Domtar	4,612	220,177
KapStone Paper & Packaging	7,328	252,816
Louisiana-Pacific	9,795	266,620
Mercer International	4,479	78,383
Neenah	1,497	127,020
PH Glatfelter	2,899	56,791
†Resolute Forest Products	4,585	47,455
Schweitzer-Mauduit International	2,110	92,249
†Verso Class A	1,466	31,900

		1,331,326

Personal Products–0.37%
†Avon Products	24,134	39,097
Coty Class A	20,758	292,688
†Edgewell Personal Care	4,316	217,785
Estee Lauder Class A	1,875	267,544
†Herbalife Nutrition	7,092	380,982
Inter Parfums	2,061	110,263
Medifast	1,136	181,942
Natural Health Trends	462	11,559
†Nature’s Sunshine Products	909	8,499
Nu Skin Enterprises Class A	4,084	319,328
†Revlon Class A	2,272	39,874

LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products (continued)
†USANA Health Sciences	2,058	$237,287

		2,106,848

Pharmaceuticals–2.94%
†Akorn	6,787	112,596
Allergan	4,302	717,229
†Amneal Pharmaceuticals Class A	2,344	38,465
†Amphastar Pharmaceuticals	2,961	45,185
†ANI Pharmaceuticals	935	62,458
Bristol-Myers Squibb	17,606	974,316
†Catalent	8,696	364,275
†Corcept Therapeutics	5,259	82,671
†Depomed	2,277	15,188
Eli Lilly & Co.	7,717	658,492
†Endo International	14,512	136,848
†Horizon Pharma	9,194	152,253
†Innoviva	5,208	71,870
†Intra-Cellular Therapies	2,765	48,858
†Jazz Pharmaceuticals	1,942	334,607
Johnson & Johnson	35,414	4,297,135
†Lannett	1,820	24,752
†Lipocine	800	1,040
†Mallinckrodt	5,957	111,158
Merck & Co.	30,868	1,873,688
†Mylan	15,609	564,109
†Nektar Therapeutics	856	41,798
†Otonomy	732	2,818
Perrigo	2,574	187,670
Pfizer	133,361	4,838,337
Phibro Animal Health Class A	1,490	68,615
†Prestige Brands Holdings	3,808	146,151
†Supernus Pharmaceuticals	2,704	161,834
†Taro Pharmaceutical Industries	1,902	220,042
†Tetraphase Pharmaceuticals	1,930	6,890
Zoetis	5,952	507,051

		16,868,399

Professional Services–0.78%
†ASGN	3,282	256,620
Barrett Business Services	764	73,779
†CBIZ	3,969	91,287
†CoStar Group	678	279,763
CRA International	465	23,664
Dun & Bradstreet	1,190	145,953
Equifax	3,456	432,380
Exponent	3,032	146,446
Forrester Research	1,302	54,619
†Franklin Covey	769	18,879
†FTI Consulting	3,022	182,771
†GP Strategies	1,061	18,674
Heidrick & Struggles International	1,349	47,215
†Huron Consulting Group	1,526	62,413

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
ICF International	1,623	$115,314
Insperity	2,629	250,412
Kelly Services Class A	2,630	59,043
Kforce	2,861	98,132
Korn/Ferry International	3,509	217,312
ManpowerGroup	2,283	196,475
†Mistras Group	1,671	31,548
†Navigant Consulting	2,640	58,450
Nielsen Holdings	10,464	323,652
Resources Connection	1,629	27,530
Robert Half International	4,017	261,507
TransUnion	3,188	228,388
†TriNet Group	3,399	190,140
†TrueBlue	2,716	73,196
†Verisk Analytics Class A	3,784	407,310
†Volt Information Sciences	1,104	3,754
†WageWorks	1,773	88,650
†Willdan Group	346	10,716

		4,475,992

Real Estate Management & Development–0.38%
†Altisource Portfolio Solutions	1,304	38,038
†CBRE Group Class A	11,392	543,854
Consolidated-Tomoka Land	242	14,885
†Forestar Group	265	5,499
†FRP Holdings	425	27,519
HFF Class A	3,442	118,233
†Howard Hughes	1,966	260,495
Jones Lang LaSalle	2,350	390,077
Kennedy-Wilson Holdings	8,123	171,801
†Marcus & Millichap	3,035	118,395
†Maui Land & Pineapple	1,848	20,698
†Rafael Holdings Class B	887	8,152
RE/MAX Holdings	1,219	63,937
Realogy Holdings	9,569	218,173
RMR Group Class A	1,499	117,597
†St. Joe	3,631	65,176
†Tejon Ranch	1,268	30,812

		2,213,341

Road & Rail–1.27%
AMERCO	572	203,718
ArcBest	1,859	84,956
†Avis Budget Group	5,061	164,483
†Covenant Transportation Group Class A	1,476	46,494
CSX	15,537	990,950
†Genesee & Wyoming	2,875	233,795
Heartland Express	6,842	126,919
†Hertz Global Holdings	6,000	92,040
JB Hunt Transport Services	3,379	410,717
Kansas City Southern	3,308	350,516

LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Knight-Swift Transportation Holdings	5,418	$207,022
Landstar System	2,066	225,607
Marten Transport	3,786	88,782
Norfolk Southern	6,331	955,158
Old Dominion Freight Line	3,641	542,363
†PAM Transportation Services	682	32,034
†Roadrunner Transportation Systems	1,695	3,543
Ryder System	4,401	316,256
†Saia	1,797	145,287
Schneider National Class B	5,218	143,547
Union Pacific	11,697	1,657,231
Universal Logistics Holdings	1,605	42,131
†USA Truck	643	15,091
Werner Enterprises	5,617	210,918
†YRC Worldwide	1,800	18,090

		7,307,648

Semiconductors & Semiconductor Equipment–4.01%
†Advanced Energy Industries	2,596	150,802
†Advanced Micro Devices	15,262	228,777
†Alpha & Omega Semiconductor	978	13,927
†Ambarella	1,179	45,521
†Amkor Technology	18,058	155,118
Analog Devices	5,364	514,515
Applied Materials	16,757	774,006
†Axcelis Technologies	1,771	35,066
†AXT	1,172	8,263
Broadcom	4,496	1,090,909
Brooks Automation	3,851	125,620
Cabot Microelectronics	1,233	132,621
†Cavium	1,040	89,960
†CEVA	553	16,701
†Cirrus Logic	4,655	178,426
Cohu	1,543	37,819
†Cree	6,029	250,626
Cypress Semiconductor	16,813	261,947
†Diodes	3,180	109,615
†DSP Group	1,135	14,131
Entegris	8,730	295,947
†First Solar	5,492	289,209
†FormFactor	5,162	68,655
†Ichor Holdings	1,913	40,594
†Inphi	1,028	33,523
†Integrated Device Technology	3,895	124,173
Intel	114,277	5,680,710
KLA-Tencor	4,204	431,036
Kulicke & Soffa Industries	3,561	84,823
Lam Research	3,045	526,328
†Lattice Semiconductor	3,916	25,689
†MACOM Technology Solutions Holdings	1,455	33,523
Marvell Technology Group	11,419	244,823

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products	6,113	$358,589
†MaxLinear Class A	2,353	36,683
Microchip Technology	5,151	468,483
†Micron Technology	34,559	1,812,274
MKS Instruments	3,314	317,150
Monolithic Power Systems	626	83,677
†Nanometrics	1,404	49,716
†NeoPhotonics	1,612	10,043
NVE	375	45,667
NVIDIA	8,586	2,034,023
†ON Semiconductor	22,039	490,037
†PDF Solutions	980	11,740
†Photronics	4,937	39,373
Power Integrations	941	68,740
†Qorvo	2,701	216,539
QUALCOMM	17,443	978,901
†Rambus	7,111	89,172
†Rudolph Technologies	2,362	69,915
†Semtech	3,900	183,495
†Sigma Designs	1,840	11,224
†Silicon Laboratories	1,141	113,644
Skyworks Solutions	8,222	794,656
†SolarEdge Technologies	3,239	154,986
†SunPower	7,154	54,871
†Synaptics	1,994	100,438
Teradyne	7,451	283,660
Texas Instruments	12,009	1,323,992
†Ultra Clean Holdings	2,345	38,927
Universal Display	1,230	105,780
†Veeco Instruments	3,227	45,985
Versum Materials	3,970	147,485
†Xcerra	3,827	53,463
Xilinx	4,657	303,916
Xperi	2,825	45,483

		23,056,130

Software–3.56%
†ACI Worldwide	6,433	158,702
Activision Blizzard	7,912	603,844
†Adobe Systems	2,544	620,253
American Software Class A	1,038	15,124
†ANSYS	1,484	258,483
†Aspen Technology	2,422	224,616
†Atlassian Class A	398	24,883
†Autodesk	1,079	141,446
Blackbaud	1,887	193,323
CA	13,904	495,678
†Cadence Design Systems	5,505	238,422
CDK Global	2,286	148,704
†Citrix Systems	3,902	409,086
†Dell Technologies Class V	4,518	382,132
Ebix	1,301	99,201

LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Electronic Arts	2,356	$332,243
†Ellie Mae	674	69,988
†Fair Isaac	1,490	288,047
†Fortinet	2,508	156,574
†Globant	900	51,111
†Glu Mobile	4,125	26,441
†Guidewire Software	1,320	117,190
†HubSpot	354	44,392
Intuit	2,903	593,097
†Manhattan Associates	3,949	185,642
Microsoft	93,932	9,262,635
†MicroStrategy	568	72,562
Monotype Imaging Holdings	2,693	54,668
†Nuance Communications	13,792	191,502
†OneSpan	2,011	39,516
Oracle	35,653	1,570,871
†Paycom Software	2,589	255,871
†Paylocity Holding	1,079	63,510
Pegasystems	836	45,813
Progress Software	3,296	127,951
†Proofpoint	248	28,597
†PTC	1,498	140,527
QAD Class A	624	31,294
†Qualys	1,772	149,380
†RealPage	1,817	100,117
†Red Hat	1,808	242,941
†RingCentral Class A	415	29,195
†Rosetta Stone	700	11,221
†Rubicon Project	543	1,548
†salesforce.com	1,998	272,527
†ServiceNow	584	100,722
†Snap Class A	3,913	51,221
†Splunk	369	36,572
SS&C Technologies Holdings	4,747	246,369
Symantec	9,143	188,803
†Synchronoss Technologies	2,306	14,228
†Synopsys	2,670	228,472
†Tableau Software Class A	608	59,432
†Take-Two Interactive Software	2,187	258,853
†Telenav	2,040	11,424
TiVo	6,495	87,358
†Tyler Technologies	464	103,054
†Ultimate Software Group	160	41,170
†Verint Systems	3,097	137,352
†VMware Class A	307	45,120
†Workday Class A	554	67,100
†Zedge Class B	591	2,222
†Zendesk	905	49,313
†Zix	3,660	19,727
†Zynga Class A	38,764	157,769

		20,477,149

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–2.86%
Aaron’s	4,619	$200,696
Abercrombie & Fitch	5,410	132,437
Advance Auto Parts	2,440	331,108
American Eagle Outfitters	13,926	323,779
†America’s Car-Mart	623	38,564
†Asbury Automotive Group	2,353	161,298
†Ascena Retail Group	13,233	52,733
†At Home Group	2,412	94,430
†AutoNation	7,273	353,322
†AutoZone	317	212,685
Barnes & Noble	3,386	21,501
†Barnes & Noble Education	2,352	13,265
Bed Bath & Beyond	11,792	234,956
Best Buy	12,821	956,190
Big 5 Sporting Goods	952	7,235
†Boot Barn Holdings	1,889	39,197
Buckle	1,237	33,275
†Build-A-Bear Workshop	1,134	8,618
†Burlington Stores	2,000	301,060
Caleres	2,926	100,625
†CarMax	7,883	574,434
Cato Class A	2,294	56,478
Chico’s FAS	9,593	78,087
Children’s Place	1,567	189,294
Citi Trends	672	18,440
†Conn’s	1,428	47,124
†Destination XL Group	2,180	4,905
Dick’s Sporting Goods	5,576	196,554
DSW Class A	4,665	120,450
†Express	5,117	46,821
†Five Below	3,945	385,466
†Floor & Decor Holdings Class A	1,938	95,602
Foot Locker	7,250	381,713
†Francesca’s Holdings	3,674	27,739
GameStop Class A	6,910	100,679
Gap	19,318	625,710
†Genesco	1,809	71,817
Group 1 Automotive	1,624	102,312
Guess	6,106	130,668
Haverty Furniture	1,170	25,272
†Hibbett Sports	1,445	33,091
Home Depot	14,265	2,783,101
†J. Jill	2,600	24,284
†Kirkland’s	1,522	17,716
L Brands	2,518	92,864
Lithia Motors Class A	1,814	171,550
Lowe’s	10,018	957,420
†MarineMax	1,717	32,537
†Michaels	4,412	84,578
Monro	2,428	141,067
†Murphy USA	3,761	279,405
†New York	5,122	26,225

LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Office Depot	39,598	$100,975
†O’Reilly Automotive	1,664	455,220
†Party City Holdco	3,179	48,480
Penske Automotive Group	5,799	271,683
Pier 1 Imports	5,916	14,080
Rent-A-Center	3,348	49,283
†RH	1,494	208,712
Ross Stores	4,633	392,647
†Sally Beauty Holdings	4,953	79,397
Shoe Carnival	1,009	32,742
Signet Jewelers	4,587	255,725
†Sleep Number	2,804	81,372
Sonic Automotive Class A	1,673	34,464
†Sportsman’s Warehouse Holdings	1,747	8,945
Stage Stores	1,354	3,263
Tailored Brands	2,499	63,774
Tiffany & Co.	3,739	492,052
Tile Shop Holdings	2,800	21,560
TJX	7,440	708,139
Tractor Supply	3,841	293,798
†Ulta Beauty	1,891	441,473
†Urban Outfitters	7,015	312,518
†Vitamin Shoppe	1,290	8,965
Williams-Sonoma	7,058	433,220
Winmark	403	59,825
†Zumiez	2,034	50,952

		16,463,641

Technology Hardware, Storage & Peripherals–3.10%
Apple	79,152	14,651,827
†Avid Technology	1,312	6,822
†Cray	1,863	45,830
Diebold Nixdorf	3,240	38,718
†Eastman Kodak	1,542	5,860
†Electronics For Imaging	2,256	73,455
Hewlett Packard Enterprise	27,006	394,558
HP	10,037	227,740
†Immersion	663	10,237
†NCR	7,680	230,246
NetApp	8,593	674,808
†Pure Storage Class A	2,177	51,987
Seagate Technology	7,876	444,758
†Stratasys	3,145	60,195
†Super Micro Computer	3,019	71,399
Western Digital	7,354	569,273
Xerox	10,184	244,416

		17,802,129

Textiles, Apparel & Luxury Goods–1.05%
Carter’s	2,531	274,335
Columbia Sportswear	3,442	314,840
†Crocs	4,976	87,627

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Culp	857	$21,039
†Deckers Outdoor	1,764	199,138
†Fossil Group	2,664	71,582
†G-III Apparel Group	3,634	161,350
Hanesbrands	13,005	286,370
†Lululemon Athletica	2,350	293,397
†Michael Kors Holdings	8,506	566,500
Movado Group	888	42,890
NIKE Class B	13,694	1,091,138
Oxford Industries	1,193	98,995
†Perry Ellis International	696	18,910
PVH	2,076	310,819
Ralph Lauren	1,302	163,687
†Sequential Brands Group	1,209	2,382
†Skechers U.S.A. Class A	8,639	259,256
Steven Madden	3,897	206,931
Superior Group of Cos	478	9,899
Tapestry	14,731	688,085
†Under Armour Class A	5,454	122,606
†Under Armour Class C	6,534	137,737
†Unifi	789	25,011
†Vera Bradley	1,584	22,239
VF	4,391	357,954
Wolverine World Wide	5,482	190,609

		6,025,326

Thrift & Mortgage Finance–0.55%
BankFinancial	1,093	19,291
Beneficial Bancorp	4,972	80,546
†BofI Holding	4,864	198,986
†BSB Bancorp	343	11,799
Capitol Federal Financial	10,191	134,114
Charter Financial	652	15,746
Dime Community Bancshares	2,608	50,856
†Essent Group	5,333	191,028
Federal Agricultural Mortgage Class C	654	58,520
First Defiance Financial	850	57,001
†Flagstar Bancorp	4,217	144,474
FS Bancorp	182	11,511
Hingham Institution for Savings	65	14,281
Home Bancorp	767	35,704
†HomeStreet	1,845	49,723
Kearny Financial	7,202	96,867
†LendingTree	240	51,312
Meridian Bancorp	3,916	74,991
Meta Financial Group	629	61,265
†MGIC Investment	3,265	35,001
†Nationstar Mortgage Holdings	5,395	94,574
New York Community Bancorp	20,458	225,856
†NMI Holdings Class A	4,487	73,138
Northfield Bancorp	3,876	64,419
Northwest Bancshares	8,133	141,433

LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
OceanFirst Financial	3,787	$113,459
†Ocwen Financial	7,897	31,272
Oritani Financial	3,138	50,836
†PennyMac Financial Services Class A	2,894	56,867
†PHH	3,946	42,854
Provident Financial Services	5,280	145,358
Radian Group	2,073	33,624
Southern Missouri Bancorp	264	10,301
Territorial Bancorp	299	9,269
TFS Financial	6,896	108,750
TrustCo Bank	5,644	50,232
United Community Financial	2,433	26,739
United Financial Bancorp	2,907	50,931
Walker & Dunlop	2,474	137,678
Washington Federal	4,358	142,507
Waterstone Financial	1,989	33,912
Western New England Bancorp	1,120	12,320
WSFS Financial	2,002	106,707

		3,156,052

Tobacco–0.43%
†Alliance One International	554	8,781
Altria Group	26,767	1,520,098
Philip Morris International	8,403	678,458
Turning Point Brands	1,303	41,566
Universal	1,607	106,142
Vector Group	6,454	123,142

		2,478,187

Trading Companies & Distributors–0.91%
Air Lease	7,209	302,562
Applied Industrial Technologies	3,057	214,449
†Beacon Roofing Supply	3,948	168,264
†BlueLinx Holdings	1,296	48,639
†BMC Stock Holdings	4,476	93,325
†CAI International	1,223	28,422
†DXP Enterprises	1,012	38,658
Fastenal	6,646	319,872
GATX	2,670	198,194
†GMS	2,668	72,276
H&E Equipment Services	3,129	117,682
†HD Supply Holdings	8,906	381,978
†Herc Holdings	2,623	147,780
Kaman	1,766	123,073
†MRC Global	5,437	117,820
MSC Industrial Direct	3,057	259,386
†Nexeo Solutions	1,597	14,581
†NOW	8,550	113,971
†Rush Enterprises Class A	2,013	87,324
†Rush Enterprises Class B	547	24,013
†SiteOne Landscape Supply	2,352	197,497
Systemax	2,361	81,053

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Textainer Group Holdings	1,633	$25,965
†Titan Machinery	1,145	17,805
Triton International	6,237	191,226
†United Rentals	4,084	602,880
†Univar	6,963	182,709
†Veritiv	960	38,256
Watsco	1,598	284,891
†WESCO International	3,590	204,989
†Willis Lease Finance	616	19,459
WW Grainger	1,749	539,392

		5,258,391

Transportation Infrastructure–0.02%
Macquarie Infrastructure	2,412	101,786

		101,786

Water Utilities–0.14%
American States Water	1,932	110,433
American Water Works	1,905	162,649
Aqua America	5,828	205,029
Artesian Resources Class A	575	22,293
California Water Service Group	2,784	108,437
Connecticut Water Service	779	50,884
Consolidated Water	860	11,094
Middlesex Water	1,102	46,471
SJW Group	1,042	69,001
York Water	500	15,900

		802,191

Wireless Telecommunication Services–0.19%
†Boingo Wireless	3,554	80,285
Shenandoah Telecommunications	4,690	153,363
Spok Holdings	803	12,085
†Sprint	22,111	120,284
Telephone & Data Systems	8,101	222,129
†T-Mobile U.S	7,866	469,993
†United States Cellular	1,577	58,412

		1,116,551

Total Common Stock (Cost $478,053,902)		572,399,784

CONVERTIBLE PREFERRED STOCK–0.00%
GCI Liberty 5.00% exercise price $25.00, expiration date 12/31/49	535	12,930

Total Convertible Preferred Stock (Cost $4,020)		12,930

RIGHTS–0.00%
†=pDyax CVR	1,518	4,858
†=pMedia General CVR	5,975	597

LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

RIGHTS (continued)
†=pNewsstar Financial CVR	2,435	$1,199

Total Rights (Cost $1,685)		6,654

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	1,740,488	$1,740,488

Total Money Market Fund (Cost $1,740,488)		1,740,488

TOTAL VALUE OF SECURITIES–99.92% (Cost $479,800,095)	574,159,856
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	448,896

NET ASSETS APPLICABLE TO 44,585,336 SHARES OUTSTANDING–100.00%	$574,608,752

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($523,203,966 / 40,591,627 Shares)	$12.889

NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($51,404,786 / 3,993,709 Shares)	$12.871

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$495,269,086
Undistributed net investment income	3,215,838
Accumulated net realized loss on investments	(18,235,933)
Net unrealized appreciation of investments	94,359,761

TOTAL NET ASSETS	$574,608,752

†	Non-income producing.

«	Includes $337,932 payable for securities purchased, $6,128 payable for fund shares redeemed, $24,664 other accrued expenses payable and $228,918 due to manager and affiliates as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $6,654, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Dyax CVR	1/22/16	$1,685	$4,858
Media General CVR	1/18/17	—	597
Newsstar Financial CVR	12/26/17	—	1,199

Total		$1,685	$6,654

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–27

LVIP Dimensional U.S. Core Equity 2 Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$4,567,365
Foreign tax withheld	(1,319)

4,566,046

EXPENSES:
Management fees	1,901,125
Shareholder servicing fees	76,573
Accounting and administration expenses	63,355
Distribution fees-Service Class	55,377
Professional fees	22,572
Reports and statements to shareholders	9,907
Custodian fees	4,021
Trustees’ fees and expenses	7,587
Pricing fees	3,458
Consulting fees	1,018
Other	1,826

2,146,819
Less:
Management fees waived	(765,731)
Expenses paid indirectly	(513)

Total operating expenses	1,380,575

NET INVESTMENT INCOME	3,185,471

NET REALIZED AND UNREALIZED GAIN:
Net realized gain from:
Investments	3,606,846
Futures contracts	16,989

Net realized gain	3,623,835

Net change in unrealized appreciation (depreciation) of investments	4,240,892

NET REALIZED AND UNREALIZED GAIN	7,864,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,050,198

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,185,471	$5,223,607
Net realized gain	3,623,835	3,011,998
Net change in unrealized appreciation (depreciation)	4,240,892	65,404,962

Net increase in net assets resulting from operations	11,050,198	73,640,567

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,027,821)
Service Class	—	(331,061)

	—	(5,358,882)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	70,482,033	83,275,675
Service Class	18,847,826	30,846,618
Reinvestment of dividends and distributions:
Standard Class	—	5,027,821
Service Class	—	331,061

	89,329,859	119,481,175

Cost of shares redeemed:
Standard Class	(19,533,313)	(22,778,643)
Service Class	(7,300,534)	(12,066,229)

	(26,833,847)	(34,844,872)

Increase in net assets derived from capital share transactions	62,496,012	84,636,303

NET INCREASE IN NET ASSETS	73,546,210	152,917,988
NET ASSETS:
Beginning of period	501,062,542	348,144,554

End of period	$574,608,752	$501,062,542

Undistributed net investment income	$3,215,838	$30,367

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–28

LVIP Dimensional U.S. Core Equity 2 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended		5/1/15[2] to 12/31/15
		12/31/17	12/31/16

Net asset value, beginning of period	$12.636	$10.801	$9.362	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.078	0.143	0.135	0.092
Net realized and unrealized gain (loss)	0.175	1.831	1.435	(0.611)

Total from investment operations	0.253	1.974	1.570	(0.519)

Less dividends and distributions from:
Net investment income	—	(0.139)	(0.131)	(0.088)
Net realized gain	—	—	—	(0.031)
Return of capital	—	—	—	— [4]

Total dividends and distributions	—	(0.139)	(0.131)	(0.119)

Net asset value, end of period	$12.889	$12.636	$10.801	$9.362

Total return[5]	2.00%	18.31%	16.75%	(5.21% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$523,204	$461,856	$332,641	$420,357
Ratio of expenses to average net assets	0.50%	0.50%	0.49%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.78%	0.76%
Ratio of net investment income to average net assets	1.23%	1.23%	1.39%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94%	0.94%	1.10%	1.12%
Portfolio turnover	4%	6%	28%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $52,974 were made by the Fund’s Standard Class, which calculated to be de minimis amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–29

LVIP Dimensional U.S. Core Equity 2 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended		5/1/15[2] to 12/31/15
		12/31/17	12/31/16

Net asset value, beginning of period	$12.634	$10.803	$9.364	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.062	0.114	0.114	0.075
Net realized and unrealized gain (loss)	0.175	1.828	1.430	(0.609)

Total from investment operations	0.237	1.942	1.544	(0.534)

Less dividends and distributions from:
Net investment income	—	(0.111)	(0.105)	(0.071)
Net realized gain	—	—	—	(0.031)
Return of capital	—	—	—	— [4]

Total dividends and distributions	—	(0.111)	(0.105)	(0.102)

Net asset value, end of period	$12.871	$12.634	$10.803	$9.364

Total return[5]	1.88%	18.00%	16.47%	(5.36% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,405	$39,207	$15,504	$3,687
Ratio of expenses to average net assets	0.75%	0.75%	0.74%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.03%	1.01%
Ratio of net investment income to average net assets	0.98%	0.98%	1.14%	1.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.69%	0.69%	0.85%	0.87%
Portfolio turnover	4%	6%	28%	103%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Return of capital distributions of $46 were made by the Fund’s Service Class, which calculated to be de minimis amount of $0.000 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–30

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2015–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend

LVIP Dimensional U.S. Core Equity 2 Fund–31

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.72% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.29% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$14,572
Legal	2,903

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,606 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class shares. The two classes are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$204,912
Distribution fees payable to LFD	10,368
Shareholder servicing fees payable to Lincoln Life	13,820
Prepaid printing and mailing fees to Lincoln Life	182

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP Dimensional U.S. Core Equity 2 Fund–32

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$88,544,954
Sales	23,016,699

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$479,800,095

Aggregate unrealized appreciation of investments	$119,435,467
Aggregate unrealized depreciation of investments	(25,075,706)

Net unrealized appreciation of investments	$94,359,761

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22,2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$18,865,232	$646,900	$19,512,132

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP Dimensional U.S. Core Equity 2 Fund–33

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 3	Total
Investments:

Assets:
Common Stock	$572,399,784	$—	$572,399,784
Convertible Preferred Stock	12,930	—	12,930
Rights	—	6,654	6,654
Money Market Fund	1,740,488	—	1,740,488

Total Investments	$574,153,202	$6,654	$574,159,856

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the year. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months
	Ended	Year Ended
	6/30/18	12/31/17
Shares sold:
Standard Class	5,539,282	7,268,182
Service Class	1,460,936	2,683,903
Shares reinvested:
Standard Class	—	406,029
Service Class	—	26,774

	7,000,218	10,384,888

Shares redeemed:
Standard Class	(1,497,243)	(1,920,649)
Service Class	(570,426)	(1,042,688)

	(2,067,669)	(2,963,337)

Net increase	4,932,549	7,421,551

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2018.

During the six months ended June 30, 2018, the Fund used futures contracts as a cash management tool.

LVIP Dimensional U.S. Core Equity 2 Fund–34

LVIP Dimensional U.S. Core Equity 2 Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative	Short Derivative
	Volume	Volume
Futures contracts (average notional value)	$52,117	$—

6. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1. Restricted securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund–35

LVIP Franklin Templeton Global Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Franklin Templeton Global Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Disclosure

  OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transactional fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$987.90	0.73%	$3.60
Service Class Shares	1,000.00	986.60	0.98%	4.83

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.17	0.73%	$3.66
Service Class Shares	1,000.00	1,019.93	0.98%	4.91

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets

Common Stock	90.00%
Argentina	0.05%
Brazil	0.01%
Canada	1.09%
China	0.56%
Denmark	0.28%
Finland	0.15%
France	3.78%
Germany	3.82%
Hong Kong	2.68%
Ireland	0.97%
Israel	1.02%
Italy	0.96%
Japan	4.28%
Netherlands	2.16%
Norway	0.46%
Portugal	0.25%
Republic of Korea	1.55%
Singapore	0.51%
South Africa	0.04%
Switzerland	2.18%
Taiwan	0.49%
Thailand	0.43%
United Kingdom	7.98%
United States	54.30%
Corporate Bonds	0.12%
Preferred Stock	0.16%
Money Market Fund	6.98%
Short-Term Investments	1.43%
Total Value of Securities	98.69%
Receivables and Other Assets Net of Liabilities	1.31%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector*	Percentage of Net Assets

Aerospace & Defense	2.53%
Air Freight & Logistics	0.92%
Auto Components	0.49%
Automobiles	0.27%
Banks	6.61%
Beverages	1.01%
Biotechnology	3.03%
Building Products	0.83%
Capital Markets	1.14%
Chemicals	4.48%
Commercial Services & Supplies	0.61%

Sector*	Percentage of Net Assets

Communications Equipment	0.66%
Construction Materials	0.77%
Consumer Finance	0.78%
Containers & Packaging	0.07%
Diversified Consumer Services	0.03%
Diversified Financial Services	0.62%
Diversified Telecommunication Services	1.27%
Electric Utilities	0.22%
Electrical Equipment	0.48%
Electronic Equipment, Instruments & Components	0.78%
Energy Equipment & Services	0.58%
Equity Real Estate Investment Trusts	0.28%
Food & Staples Retailing	1.21%
Food Products	1.12%
Health Care Equipment & Supplies	5.57%
Health Care Providers & Services	0.51%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	0.94%
Household Durables	0.54%
Household Products	0.75%
Industrial Conglomerates	4.10%
Insurance	2.93%
Internet & Direct Marketing Retail	0.98%
Internet Software & Services	2.45%
IT Services	2.10%
Leisure Products	0.43%
Life Sciences Tools & Services	0.50%
Machinery	1.50%
Media	2.50%
Metals & Mining	0.98%
Multiline Retail	0.61%
Multi-Utilities	1.00%
Oil, Gas & Consumable Fuels	6.46%
Personal Products	0.50%
Pharmaceuticals	6.73%
Professional Services	0.09%
Real Estate Management & Development	0.46%
Semiconductors & Semiconductor Equipment	3.58%
Software	4.94%
Specialty Retail	2.74%
Technology Hardware, Storage & Peripherals	2.01%
Telecommunications	0.12%
Textiles, Apparel & Luxury Goods	0.98%
Tobacco	0.31%
Trading Companies & Distributors	0.27%
Wireless Telecommunication Services	1.82%
Total	90.28%

*Allocation includes all investments except for short-term investments and money market fund.

IT - Information Technology

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited) (continued)

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Microsoft	2.12%
Medtronic	1.30%
Roper Technologies	1.30%
BP ADR	1.10%
Becton Dickinson & Co.	1.10%
Samsung Electronics	1.10%
Alphabet Class A and Class C	1.09%
Albemarle	1.05%
Stryker	1.01%
Texas Instruments	0.99%
Total	12.16%

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–90.00%
Argentina–0.05%
MercadoLibre	1,700	$508,181

		508,181

Brazil–0.01%
†Pagseguro Digital Class A	5,400	149,850

		149,850

Canada–1.09%
Alamos Gold (New York Shares)	424,990	2,418,193
Crescent Point Energy	116,911	859,058
Husky Energy	270,300	4,212,868
†Shopify Class A	3,100	452,060
Wheaton Precious Metals	149,200	3,293,488

		11,235,667

China–0.56%
†Alibaba Group Holding ADR	8,000	1,484,240
†Baidu ADR	15,900	3,863,700
Guotai Junan Securities Class H	147,400	313,377
†Huya ADR	1,500	49,335
†LexinFintech Holdings ADR	3,400	41,650

		5,752,302

Denmark–0.28%
Vestas Wind Systems	46,087	2,853,371

		2,853,371

Finland–0.15%
Nokia	169,980	978,618
Nokia ADR	103,700	596,275

		1,574,893

France–3.78%
Accor	34,694	1,702,468
AXA	203,686	4,998,723
BNP Paribas	111,030	6,896,660
Cie de Saint-Gobain	80,900	3,615,559
Cie Generale des Etablissements Michelin	38,582	4,699,347
Sanofi	84,294	6,757,805
SES FDR	183,042	3,353,839
Societe Generale	30,458	1,284,569
Veolia Environnement	254,739	5,452,885

		38,761,855

Germany–3.82%
Bayer	62,385	6,873,700
†Delivery Hero	3,745	199,340
Deutsche Bank	40,077	431,607
E.ON	452,906	4,841,584
HeidelbergCement	22,620	1,904,039
Infineon Technologies ADR	160,316	4,099,280
LANXESS	61,961	4,833,518
Merck	51,507	5,029,732

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
†QIAGEN	85,659	$3,121,017
Siemens ADR	112,405	7,405,803
†Siemens Healthineers	400	16,515
thyssenkrupp	17,507	425,658

		39,181,793

Hong Kong–2.68%
AIA Group	294,800	2,577,659
China Life Insurance	1,612,000	4,160,676
China Mobil	614,000	5,454,752
China Pacific Insurance Group	248,183	960,074
China Telecom	11,852,000	5,544,106
CK Hutchison Holdings	470,000	4,984,195
Kunlun Energy	1,416,000	1,239,920
Sands China	73,700	394,070
Tencent Holdings	42,800	2,148,292

		27,463,744

Ireland–0.97%
Bank of Ireland Group	623,107	4,864,436
CRH	142,697	5,057,571

		9,922,007

Israel–1.02%
†Check Point Software Technologies	18,698	1,826,421
Teva Pharmaceutical Industries ADR	353,332	8,593,034

		10,419,455

Italy–0.96%
CNH Industrial	64,371	683,769
Enel	301,917	1,677,217
Eni	404,537	7,514,286

		9,875,272

Japan–4.28%
IHI	77,400	2,698,496
Inpex	198,800	2,064,044
JXTG Holdings	102,072	710,074
Keyence	1,200	678,065
†Mercari	2,000	81,922
Mitsui Fudosan	196,000	4,733,812
Nidec	500	75,080
Omron	74,800	3,492,896
Panasonic	412,000	5,557,711
†Renesas Electronics	65,698	644,430
Ryohin Keikaku	10,600	3,733,911
Seven & i Holdings	119,700	5,223,057
SoftBank Group	76,500	5,509,050
Start Today	12,000	435,171
Sumitomo Metal Mining	53,000	2,028,759
Suntory Beverage & Food	126,400	5,400,099
T&D Holdings	35,642	535,845

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Toyo Tire & Rubber	24,800	$363,102

		43,965,524

Netherlands–2.16%
†Adyen	500	275,455
ASML Holding (New York Shares)	3,400	673,098
ING Groep	329,885	4,749,235
†InterXion Holding	8,100	505,602
Koninklijke KPN	430,720	1,171,978
Koninklijke Philips	37,788	1,607,393
NN Group	105,507	4,292,674
Royal Dutch Shell Class B	249,517	8,935,557
†uniQure	100	3,780

		22,214,772

Norway–0.46%
Yara International	113,154	4,696,023

		4,696,023

Portugal–0.25%
Galp Energia	135,541	2,585,582

		2,585,582

Republic of Korea–1.55%
Hana Financial Group	98,564	3,789,562
KB Financial Group	17,683	837,741
Samsung Electronics	268,808	11,251,587

		15,878,890

Singapore–0.51%
Singapore Telecommunications	2,337,960	5,285,077

		5,285,077

South Africa–0.04%
Naspers Class N	1,653	419,953

		419,953

Switzerland–2.18%
Chubb	29,680	3,769,954
†Credit Suisse Group	33,947	512,479
†Dufry	4,278	546,036
†LafargeHolcim	19,028	929,592
Novartis	29,960	2,277,480
Novartis ADR	34,462	2,603,259
Roche Holding	21,670	4,826,132
Roche Holding ADR	30,300	837,189
†UBS Group	389,592	6,028,978

		22,331,099

Taiwan–0.49%
Taiwan Semiconductor Manufacturing ADR	137,400	5,023,344

		5,023,344

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand–0.43%
Bangkok Bank NVDR	740,300	$4,368,507

		4,368,507

United Kingdom–7.98%
†Atlassian Class A	7,100	443,892
BAE Systems	777,171	6,634,043
Barclays	2,363,069	5,894,268
BP	102,663	783,536
BP ADR	248,019	11,324,548
British American Tobacco	34,714	1,754,669
British American Tobacco ADR	7,905	398,807
GlaxoSmithKline	245,128	4,949,020
HSBC Holdings	705,650	6,619,741
HSBC Holdings (London Shares)	63,955	599,864
Imperial Brands	6,573	244,800
Kingfisher	1,483,973	5,816,666
†LivaNova	41,200	4,112,584
†nVent Electric	79,300	1,990,430
†Rolls-Royce Holdings	215,370	2,808,806
Royal Dutch Shell Class A	52,402	1,821,777
Royal Dutch Shell (London Shares) Class A	19,560	678,658
RSA Insurance Group	73,828	661,970
Shire	144,819	8,151,476
Sky	47,469	915,589
†Spotify Technology	700	117,768
Standard Chartered	820,510	7,499,944
Vodafone Group	424,197	1,029,087
Vodafone Group ADR	274,998	6,685,201

		81,937,144

United States–54.30%
†2U	7,300	609,988
Abbott Laboratories	94,040	5,735,500
AbbVie	30,900	2,862,885
†ABIOMED	2,100	859,005
Accenture Class A	60,600	9,913,554
Activision Blizzard	10,300	786,096
†Adobe Systems	8,500	2,072,385
Advance Auto Parts	51,900	7,042,830
Aflac	80,200	3,450,204
Air Products & Chemicals	51,300	7,988,949
Albemarle	114,190	10,771,543
†Align Technology	900	307,926
Alleghany	380	218,489
Allergan	37,110	6,186,979
Ally Financial	13,408	352,228
†Alphabet Class A	8,860	10,004,623
†Alphabet Class C	1,100	1,227,215
†Altair Engineering Class A	4,000	136,720
Altria Group	14,189	805,793
†Amazon.com	4,300	7,309,140

LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
American International Group	27,207	$1,442,515
American Tower	7,200	1,038,024
Amgen	39,670	7,322,685
Amphenol Class A	10,200	888,930
Anadarko Petroleum	8,200	600,650
Analog Devices	102,118	9,795,159
†ANSYS	3,400	592,212
Apache	56,520	2,642,310
†Apergy	38,200	1,594,850
Apple	46,640	8,633,530
Applied Materials	5,400	249,426
†Arista Networks	900	231,741
†Aspen Technology	8,700	806,838
AT&T	32,247	1,035,451
†Audentes Therapeutics	200	7,642
†Autodesk	6,200	812,758
†Avalara	1,600	85,392
Baker Hughes	30,728	1,014,946
Becton Dickinson & Co.	47,110	11,285,672
†Blackline	3,200	138,976
†Bluebird Bio	1,800	282,510
Boeing	4,100	1,375,591
†Booking Holdings	350	709,481
†Bright Horizons Family Solutions	2,800	287,056
Broadcom	1,700	412,488
Bunge	63,300	4,412,643
†Cadence Design Systems	8,400	363,804
Capital One Financial	82,359	7,568,792
†Cargurus	2,000	69,480
Carlisle	40,930	4,433,128
†Celgene	65,930	5,236,161
†Ceridian HCM Holding	1,200	39,828
Charles Schwab	23,200	1,185,520
†Charter Communications Class A	4,692	1,375,741
Chevron	24,200	3,059,606
Cintas	23,200	4,293,624
Cisco Systems	27,559	1,185,864
CIT Group	18,834	949,422
Citigroup	146,976	9,835,634
Citizens Financial Group	48,910	1,902,599
Cognex	9,000	401,490
Cognizant Technology Solutions Class A	19,668	1,553,575
Colgate-Palmolive	64,000	4,147,840
Comcast Class A	269,810	8,852,466
†CommScope Holding	124,800	3,644,784
ConocoPhillips	36,150	2,516,763
†CoStar Group	2,200	907,786
Coty Class A	361,500	5,097,150
CVS Health	57,531	3,702,120
Danaher	5,500	542,740
†Dell Technologies Class V	5,489	464,260

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
DENTSPLY SIRONA	36,400	$1,593,228
Devon Energy	54,450	2,393,622
†DISH Network Class A	20,443	687,089
†DocuSign	9,200	487,140
Donaldson	43,907	1,981,084
Dover	80,100	5,863,320
†Dropbox Class A	1,000	32,420
DXC Technology	9,435	760,555
Eastman Chemical	34,820	3,480,607
Ecolab	23,300	3,269,689
†Edwards Lifesciences	5,300	771,521
†Electronic Arts	8,300	1,170,466
Eli Lilly & Co.	96,109	8,200,981
EOG Resources	32,400	4,031,532
Equinix	1,600	687,824
Erie Indemnity Class A	10,700	1,254,682
†Etsy	4,500	189,855
Exxon Mobil	25,700	2,126,161
†Facebook Class A	13,600	2,642,752
FedEx	3,300	749,298
First Horizon National	26,295	469,103
†Fiserv	8,500	629,765
Fortive	12,000	925,320
Freeport-McMoRan	17,956	309,921
Gap	71,420	2,313,294
General Dynamics	35,900	6,692,119
General Electric	138,211	1,881,052
General Motors	27,531	1,084,721
Gilead Sciences	87,550	6,202,042
†GoDaddy Class A	1,600	112,960
†GreenSky Class A	5,000	105,750
†GrubHub	2,700	283,257
†Guidewire Software	7,700	683,606
Hartford Financial Services Group	25,373	1,297,321
HEICO	10,000	729,300
Hewlett Packard Enterprise	54,141	791,000
†Homology Medicines	100	2,040
Honeywell International	69,500	10,011,475
†HubSpot	4,600	576,840
†I3 Verticals Class A	4,600	70,012
†IDEXX Laboratories	6,900	1,503,786
†Illumina	3,300	921,657
†Inspire Medical Systems	2,500	89,150
Intel	17,300	859,983
Intercontinental Exchange	13,600	1,000,280
International Paper	14,439	751,983
Intuit	4,800	980,664
†Intuitive Surgical	2,140	1,023,947
†iRhythm Technologies	4,000	324,520
John Wiley & Sons Class A	21,900	1,366,560
Johnson & Johnson	48,200	5,848,588
Johnson Controls International	146,257	4,892,297

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
JPMorgan Chase & Co.	52,745	$5,496,029
Kellogg	36,100	2,522,307
Kinder Morgan	77,591	1,371,033
KLA-Tencor	2,300	235,819
†Knowles	163,530	2,502,009
Lam Research	5,900	1,019,815
†Liberty Broadband Class A	4,300	325,252
†Liberty Broadband Class C	2,500	189,300
LyondellBasell Industries Class A	22,000	2,416,700
Marathon Oil	32,496	677,867
MarketAxess Holdings	1,800	356,148
Mastercard Class A	16,900	3,321,188
†Match Group	3,600	139,464
Mattel	267,600	4,393,992
Matthews International Class A	34,000	1,999,200
McCormick & Co Non-Voting Shares	38,900	4,515,901
McDonald’s	30,400	4,763,376
Medtronic	155,707	13,330,076
Merck & Co.	36,160	2,194,912
MetLife	11,195	488,102
Microsoft	220,537	21,747,154
†MINDBODY Class A	400	15,440
Monolithic Power Systems	5,200	695,084
Moody’s	5,300	903,968
MSCI	5,600	926,408
†Netflix	4,100	1,604,863
†Neurocrine Biosciences	5,200	510,848
†Neuronetics	2,700	71,847
†Nevro	1,800	143,730
NIKE Class B	67,600	5,386,368
Nucor	25,300	1,581,250
NVIDIA	6,800	1,610,920
Occidental Petroleum	30,600	2,560,608
Oracle	199,610	8,794,817
†Palo Alto Networks	600	123,282
†PayPal Holdings	8,500	707,795
Pentair	76,900	3,235,952
PepsiCo	45,300	4,931,811
Perrigo	28,700	2,092,517
Perspecta	4,717	96,934
Pfizer	49,500	1,795,860
PG&E	12,777	543,789
†Pivotal Software Class A	2,500	60,675
Plains GP Holdings Class A	26,700	638,397
†Pluralsight Class A	1,800	44,010
Praxair	54,100	8,555,915
Procter & Gamble	45,500	3,551,730
†Q2 Holdings	7,000	399,350
Raytheon	8,100	1,564,758
†Redfin	500	11,545
†Regeneron Pharmaceuticals	800	275,992
ResMed	200	20,716

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Rite Aid	42,585	$73,672
Roper Technologies	48,300	13,326,453
Ross Stores	72,600	6,152,850
†salesforce.com	16,600	2,264,240
†Sarepta Therapeutics	1,500	198,270
†SBA Communications	7,000	1,155,840
Schlumberger	49,300	3,304,579
†SendGrid	1,200	31,824
†ServiceNow	10,400	1,793,688
†Smartsheet Class A	1,800	46,746
†Splunk	8,200	812,702
†Square Class A	9,900	610,236
Stryker	61,400	10,368,004
Symantec	50,785	1,048,710
†Take-Two Interactive Software	100	11,836
Tapestry	99,100	4,628,961
Target	33,700	2,565,244
†Tesla	200	68,590
Texas Instruments	91,950	10,137,487
Thermo Fisher Scientific	3,400	704,276
Tiffany & Co.	47,600	6,264,160
Twenty-First Century Fox Class A	123,030	6,113,361
†Tyler Technologies	1,800	399,780
†Ultimate Software Group	1,000	257,310
United Parcel Service Class B	81,500	8,657,745
United Technologies	49,600	6,201,488
UnitedHealth Group	6,000	1,472,040
†Veeva Systems Class A	10,700	822,402
Versum Materials	23,500	873,025
Visa Class A	21,910	2,901,979
Voya Financial	135,637	6,374,939
Walgreens Boots Alliance	65,152	3,910,097
Walmart	38,100	3,263,265
Walt Disney	19,479	2,041,594
†Waters	1,800	348,462
Wells Fargo & Co.	31,689	1,756,838
West Pharmaceutical Services	36,600	3,634,014
Williams	36,742	996,076
†Workday Class A	8,400	1,017,408
WW Grainger	8,900	2,744,760
Xilinx	6,200	404,612
Yum Brands	35,130	2,747,869
†Zendesk	5,900	321,491
†Zscaler	3,000	107,250
†Zuora Class A	1,500	40,800

		557,219,640

Total Common Stock (Cost $727,034,165)		923,623,945

LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–0.12%
Telecommunications–0.12%
Frontier Communications
10.50% 9/15/22	930,000	$848,625
11.00% 9/15/25	476,000	383,037

Total Corporate Bonds (Cost $1,235,496)		1,231,662

	Number of Shares

PREFERRED STOCK–0.16%
Volkswagen 2.69%	10,080	1,674,132

Total Preferred Stock (Cost $1,376,053)		1,674,132

MONEY MARKET FUND–6.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	71,560,279	71,560,279

Total Money Market Fund (Cost $71,560,279)		71,560,279

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–1.43%
≠Discount Note–1.09%
Federal Home Loan Bank 0.827% 7/2/18	11,210,000	$11,210,000

		11,210,000

≠U.S. Treasury Obligations–0.34%
U.S. Treasury Bills
1.244% 7/5/18	1,000,000	999,862
1.534% 7/26/18	500,000	499,426
1.867% 9/20/18	2,000,000	1,991,689

		3,490,977

Total Short Term Investments (Cost $14,700,251)		14,700,977

TOTAL VALUE OF SECURITIES–98.69% (Cost $815,906,244)	1,012,790,995
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.31%	13,433,563

NET ASSETS APPLICABLE TO 28,907,731 SHARES OUTSTANDING–100.00%	$1,026,224,558

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($88,146,050 / 2,480,252 Shares)	$35.539

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($938,078,508 / 26,427,479 Shares)	$35.496

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$863,970,837
Undistributed net investment income	7,114,728
Accumulated net realized loss on investments	(45,152,512)
Net unrealized appreciation of investments, foreign currencies and derivatives	200,291,505

TOTAL NET ASSETS	$1,026,224,558

Δ	Securities have been classified by country of origin.

†	Non-income producing.

«

Includes $12,914,918 cash collateral held at broker for futures contracts, $1,528,846 variation margin due to broker on futures contracts, $633,982 payable for securities purchased, $253,886 payable for fund shares redeemed, $767,047 due to manager and affiliates and $78,433 other accrued expenses payable as of June 30, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	22,302	USD	(25,787)	7/2/18	$262	$—
BAML	EUR	(1,291,625)	USD	1,502,934	7/26/18	—	(8,463)
BAML	GBP	(169,000)	USD	222,845	7/16/18	—	(367)
BNYM	JPY	(3,651,617)	USD	33,021	7/3/18	31	—
GSC	EUR	9,038	USD	(10,449)	7/2/18	107	—
HSBC	EUR	(11,931,384)	USD	13,914,882	7/26/18	—	(46,653)
HSBC	GBP	(4,600,449)	USD	6,100,310	7/16/18	24,109	—
HSBC	JPY	(51,880,151)	USD	471,704	8/20/18	1,395	—
HSBC	KRW	(1,973,671,000)	USD	1,821,966	7/13/18	49,263	—
MSC	EUR	239,751	USD	(277,833)	7/2/18	2,207	—
SHB	EUR	27,252	USD	(31,503)	7/2/18	329	—
UBS	CHF	(506,010)	USD	508,988	7/9/18	—	(2,412)
UBS	EUR	22,303	USD	(25,771)	7/2/18	280	—
UBS	EUR	(650,000)	USD	754,592	7/26/18	—	(6,006)
UBS	JPY	(1,780,725)	USD	16,079	7/2/18	—	(7)
UBS	JPY	5,791,453	USD	(52,448)	7/3/18	—	(126)
UBS	JPY	(7,445,958)	USD	68,077	8/20/18	578	—

Total Foreign Currency Exchange Contracts						$78,561	$(64,034)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(328)	British Pound	$(27,133,800)	$(27,412,407)	9/18/18	$278,607	$—
(307)	Euro	(45,038,819)	(45,369,603)	9/18/18	330,784	—
(284)	Japanese Yen	(32,189,625)	(32,437,900)	9/18/18	248,275	—

					857,666	—

Equity Contracts:
(848)	E-mini S&P 500 Index	(115,395,840)	(117,018,142)	9/22/18	1,622,302	—
(130)	E-mini S&P MidCap 400 Index	(25,429,300)	(25,865,754)	9/24/18	436,454	—
(1,150)	Euro STOXX 50 Index	(45,540,113)	(45,970,649)	9/24/18	430,536	—
(277)	FTSE 100 Index	(27,788,861)	(27,678,328)	9/24/18	—	(110,533)
(160)	Nikkei 225 Index (OSE)	(32,212,437)	(32,385,841)	9/14/18	173,404	—

					2,662,696	(110,533)

Total Futures Contracts					$3,520,362	$(110,533)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

BAML–Bank of America Merrill Lynch

CHF–Swiss Franc

EUR–Euro

FDR–Fiduciary Depositary Receipt

FTSE–Financial Times Stock Exchange

LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

JPY–Japanese Yen

KRW–South Korean Won

MSC–Morgan Stanley Capital

NVDR–Non-Voting Depository Receipt

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SHB–Svenska Handelsbanken

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–10

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends	$12,804,644
Interest	193,114
Foreign tax withheld	(768,654)

12,229,104

EXPENSES:
Management fees	3,266,721
Distribution fees-Service Class	1,154,796
Shareholder servicing fees	147,106
Accounting and administration expenses	122,379
Custodian fees	74,611
Reports and statements to shareholders	47,171
Professional fees	40,545
Trustees’ fees and expenses	14,912
Pricing fees.	8,748
Consulting fees	2,144
Other	3,639

4,882,772
Less:
Expenses paid indirectly	(1,292)

Total operating expenses	4,881,480

NET INVESTMENT INCOME	7,347,624

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	47,610,283
Foreign currencies	(522,946)
Foreign currency exchange contracts	314,813
Futures contracts	(20,448,307)

Net realized gain	26,953,843

Net change in unrealized appreciation (depreciation) of:
Investments	(51,028,097)
Foreign currencies	(31,284)
Foreign currency exchange contracts	426,918
Futures contracts	2,735,081

Net change in unrealized appreciation (depreciation)	(47,897,382)

NET REALIZED AND UNREALIZED LOSS	(20,943,539)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,595,915)

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,347,624	$10,630,185
Net realized gain	26,953,843	36,299,188
Net change in unrealized appreciation (depreciation)	(47,897,382)	131,268,059

Net increase (decrease) in net assets resulting from operations	(13,595,915)	178,197,432

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,194,574)
Service Class	—	(9,700,279)

	—	(10,894,853)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,518,505	4,243,844
Service Class	78,579,380	80,674,287
Reinvestment of dividends and distributions:
Standard Class	—	1,194,574
Service Class	—	9,700,279

	81,097,885	95,812,984

Cost of shares redeemed:
Standard Class	(5,618,998)	(11,836,653)
Service Class	(42,142,466)	(116,175,970)

	(47,761,464)	(128,012,623)

Increase (decrease) in net assets derived from capital share transactions	33,336,421	(32,199,639)

NET INCREASE IN NET ASSETS	19,740,506	135,102,940
NET ASSETS:
Beginning of period	1,006,484,052	871,381,112

End of period	$1,026,224,558	$1,006,484,052

Undistributed (distributions in excess of) net investment income	$7,114,728	$(232,896)

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–11

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended
		12/31/17	12/31/16[2,3]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$35.974	$30.020	$29.762	$32.846	$34.021	$28.735

Income (loss) from investment operations:
Net investment income[4]	0.301	0.455	0.433	0.466	0.650	0.449
Net realized and unrealized gain (loss)	(0.736)	5.968	0.289	(3.100)	(1.322)	5.270

Total from investment operations	(0.435)	6.423	0.722	(2.634)	(0.672)	5.719

Less dividends and distributions from:
Net investment income	—	(0.469)	(0.464)	(0.450)	(0.503)	(0.433)

Total dividends and distributions	—	(0.469)	(0.464)	(0.450)	(0.503)	(0.433)

Net asset value, end of period	$35.539	$35.974	$30.020	$29.762	$32.846	$34.021

Total return[5]	(1.21% )	21.41%	2.42%	(8.02% )	(1.99% )	19.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,146	$92,307	$82,911	$86,144	$99,743	$107,183
Ratio of expenses to average net assets	0.73%	0.72%	0.73%	0.74%	0.75%	0.79%
Ratio of net investment income to average net assets	1.68%	1.36%	1.49%	1.43%	1.89%	1.43%
Portfolio turnover	17%	17%	58%	11%	11%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]

Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–12

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended
		12/31/17	12/31/16[2,3]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$35.975	$30.027	$29.773	$32.853	$34.024	$28.742

Income (loss) from investment operations:
Net investment income[4]	0.256	0.372	0.360	0.383	0.563	0.374
Net realized and unrealized gain (loss)	(0.735)	5.961	0.285	(3.093)	(1.319)	5.261

Total from investment operations	(0.479)	6.333	0.645	(2.710)	(0.756)	5.635

Less dividends and distributions from:
Net investment income	—	(0.385)	(0.391)	(0.370)	(0.415)	(0.353)

Total dividends and distributions	—	(0.385)	(0.391)	(0.370)	(0.415)	(0.353)

Net asset value, end of period	$35.496	$35.975	$30.027	$29.773	$32.853	$34.024

Total return[5]	(1.34% )	21.10%	2.16%	(8.25% )	(2.23% )	19.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$938,079	$914,177	$788,470	$748,619	$651,816	$421,681
Ratio of expenses to average net assets	0.98%	0.97%	0.98%	0.99%	1.00%	1.04%
Ratio of net investment income to average net assets	1.43%	1.11%	1.24%	1.18%	1.64%	1.18%
Portfolio turnover	17%	17%	58%	11%	11%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]

Effective February 8, 2016, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC are responsible for the day-to-day management of a portion of the Fund’s investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–13

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust, The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–14

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $2,720 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.65% of the next $300 million; and 0.60% of average daily net assets in excess of $500 million. The fee is calculated daily and paid monthly.

Templeton Investment Counsel, LLC, Franklin Advisers, Inc., Franklin Advisory Services, LLC, and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$28,582
Legal	5,694

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $41,341 for the six months ended June 30, 2018.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–15

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$545,942
Distribution fees payable to LFD	193,704
Shareholder servicing fees payable to Lincoln Life	24,600
Printing and mailing fees payable to Lincoln Life	2,801

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$168,669,168
Sales	161,678,797

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments and derivatives	$815,906,244

Aggregate unrealized appreciation of investments and derivatives	$237,699,866
Aggregate unrealized depreciation of investments and derivatives	(37,390,759)
Net unrealized appreciation of investments and derivatives	$200,309,107

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$46,679,171	$20,989,442	$67,668,613

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default

LVIP Franklin Templeton Global Equity Managed Volatility Fund–16

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$923,623,945	$—	$923,623,945
Corporate Bonds	—	1,231,662	1,231,662
Preferred Stock	1,674,132	—	1,674,132
Money Market Fund	71,560,279	—	71,560,279
Short-Term Investments	—	14,700,977	14,700,977

Total Investments	$996,858,356	$15,932,639	$1,012,790,995

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$78,561	$78,561

Futures Contracts	$3,520,362	$—	$3,520,362

Liabilities:
Foreign Currency Exchange Contracts	$—	$(64,034)	$(64,034)

Futures Contracts	$(110,533)	$—	$(110,533)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	69,488	126,778
Service Class	2,175,785	2,407,272
Shares reinvested:
Standard Class	—	33,344
Service Class	—	271,218

	2,245,273	2,838,612

Shares redeemed:
Standard Class	(155,175)	(356,049)
Service Class	(1,159,460)	(3,525,644)

	(1,314,635)	(3,881,693)

Net increase (decrease)	930,638	(1,043,081)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–17

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result, should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. At June 30, 2018, the Fund received GBP 96,000 United Kingdom Gilts as collateral for foreign currency contracts.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuation in value caused by changes in interest rates or market conditions and as a cash management tool.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$78,561	Receivables and other assets net of liabilities	$(64,034)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	2,662,696	Receivables and other assets net of liabilities	(110,533)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	857,666	Receivables and other assets net of liabilities	—

Total		$3,598,923		$(174,567)

LVIP Franklin Templeton Global Equity Managed Volatility Fund–18

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$314,813	$426,918
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(30,837,351)	2,157,523
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	10,389,044	577,558

Total		$(20,133,494)	$3,161,999

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,039,251	$24,639,093
Futures contracts (average notional value)	$29,730,487	$259,859,470

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$293	$(8,830)	$(8,537)
Hong Kong Shanghai Bank	74,767	(46,653)	28,114
UBS	858	(8,551)	(7,693)

Total	$75,918	$(64,034)	$11,884

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$(8,537)	$—	$—	$—	$—	$(8,537)
Hong Kong Shanghai Bank	28,114	(28,114)	—	—	—	—
UBS	(7,693)	—	—	—	—	(7,693)

Total	$11,884	$(28,114)	$—	$—	$—	$(16,230)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–19

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017–08, Receivables–Nonrefundable Fees and Other Costs (Subtopic 310–20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–20

LVIP Franklin Templeton Multi-Asset Opportunities Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Franklin Templeton Multi-Asset Opportunities Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,010.70	0.42%	$2.09
Service Class Shares	1,000.00	1,009.50	0.67%	3.34
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.71	0.42%	$2.11
Service Class Shares	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets

Investment Companies	100.02%
Equity Funds	48.05%
Fixed Income Funds	35.69%
Global Equity Fund	11.45%
International Equity Fund	2.24%
Money Market Fund	2.59%
Total Value of Securities	100.02%
Liabilities Net of Receivables and Other Assets	(0.02%)
Total Net Assets	100.00%

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.02%
Equity Funds–48.05%
²Franklin Growth Fund	30,706	$3,039,897
²Franklin Strategic Series–Franklin Growth Opportunities Fund	39,391	1,739,122
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Rising Dividends VIP Fund	95,974	2,613,381
Franklin Small Cap Value VIP Fund	107,662	1,912,085
iShares Core S&P 500 ETF	4,630	1,264,221

		10,568,706

Fixed Income Funds–35.69%
²Franklin Total Return Fund	326,762	3,110,777
iShares Core U.S. Aggregate Bond ETF	44,565	4,738,151

		7,848,928

Global Equity Fund–11.45%
²Franklin Mutual Global Discovery Fund	78,846	2,519,128

		2,519,128

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Fund–2.24%
iShares Core MSCI EAFE ETF	7,765	$492,068

		492,068

Money Market Fund–2.59%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	568,683	568,683

		568,683

Total Investment Companies (Cost $21,499,176)		21,997,513

TOTAL VALUE OF SECURITIES–100.02% (Cost $21,499,176)	21,997,513
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(4,545)

NET ASSETS APPLICABLE TO 2,123,978 SHARES OUTSTANDING–100.00%	$21,992,968

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND STANDARD CLASS ($1,128,481 / 108,846 Shares)	$10.368

NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-ASSET OPPORTUNITIES FUND SERVICE CLASS ($20,864,487 / 2,015,132 Shares)	$10.354

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$21,212,991
Undistributed net investment income	102,750
Accumulated net realized gain on investments	178,945
Net unrealized appreciation of investments and foreign currencies	498,282

TOTAL NET ASSETS	$21,992,968

²	Class R-6 shares.

✢	Class 1 shares.

«

Includes $2,327 payable for fund shares redeemed, $8,750 expense reimbursement receivable from Lincoln Investment Advisors Corporation, $10,533 due to manager and affiliates, and $14,447 other accrued expenses payable as of June 30, 2018.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends	$169,670

EXPENSES:
Management fees	76,473
Distribution fees-Service Class	24,095
Professional fees	19,454
Shareholder servicing fees	2,957
Reports and statements to shareholders	2,797
Accounting and administration expenses	2,394
Consulting fees	880
Trustees’ fees and expenses	272
Custodian fees	173
Pricing fees	2
Other	156

129,653
Less:
Management fees waived	(43,844)
Expenses reimbursed	(18,885)
Expenses paid indirectly	(4)

Total operating expenses	66,920

NET INVESTMENT INCOME	102,750

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Distributions from investment companies	429,171
Investments	11,669

Net realized gain	440,840

Net change in unrealized appreciation (depreciation) of:
Investments	(365,052)
Foreign currencies	(56)

Net change in unrealized appreciation (depreciation)	(365,108)

NET REALIZED AND UNREALIZED GAIN	75,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$178,482

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$102,750	$287,009
Net realized gain	440,840	349,939
Net change in unrealized appreciation (depreciation)	(365,108)	881,841

Net increase in net assets resulting from operations	178,482	1,518,789

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(18,987)
Service Class	—	(259,858)
Return of capital:
Standard Class	—	(6,979)
Service Class	—	(112,084)

	—	(397,908)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	39,261
Service Class	3,558,029	6,787,216
Reinvestment of dividends and distributions:
Standard Class	—	25,966
Service Class	—	371,942

	3,558,029	7,224,385

Cost of shares redeemed:
Standard Class	(2,047)	(70,152)
Service Class	(822,282)	(1,437,859)

	(824,329)	(1,508,011)

Increase in net assets derived from capital share transactions	2,733,700	5,716,374

NET INCREASE IN NET ASSETS	2,912,182	6,837,255
NET ASSETS:
Beginning of period	19,080,786	12,243,531

End of period	$21,992,968	$19,080,786

Undistributed net investment income	$102,750	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended			5/1/14[2] to 12/31/14
			12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$10.258		$9.483	$9.487	$9.938	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.064		0.210	0.133	0.161	0.165
Net realized and unrealized gain (loss)	0.046		0.808	(0.012)	(0.429)	(0.053)

Total from investment operations	0.110		1.018	0.121	(0.268)	0.112

Less dividends and distributions from:
Net investment income	—		(0.179)	(0.101)	(0.120)	(0.174)
Net realized gain	—		—	(0.024)	(0.063)	—
Return of capital	—		(0.064)	—	—	—

Total dividends and distributions	—		(0.243)	(0.125)	(0.183)	(0.174)

Net asset value, end of period	$10.368		$10.258	$9.483	$9.487	$9.938

Total return[4]	1.07%		10.74%	1.34%	(2.76% )	1.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,128		$1,119	$1,040	$1,015	$1,054
Ratio of expenses to average net assets[5]	0.42%		0.42%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.03%		1.01%	1.46%	1.46%	1.33%
Ratio of net investment income to average net assets	1.24%	[6]	2.10%	1.42%	1.61%	2.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.63%	[6]	1.51%	0.53%	0.72%	1.68%
Portfolio turnover	7%		56%	98%	55%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended			5/1/14[2] to 12/31/14
			12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$10.258		$9.483	$9.488	$9.938	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.051		0.186	0.109	0.136	0.148
Net realized and unrealized gain (loss)	0.045		0.807	(0.012)	(0.428)	(0.053)

Total from investment operations	0.096		0.993	0.097	(0.292)	0.095

Less dividends and distributions from:
Net investment income	—		(0.154)	(0.078)	(0.095)	(0.157)
Net realized gain	—		—	(0.024)	(0.063)	—
Return of capital	—		(0.064)	—	—	—

Total dividends and distributions	—		(0.218)	(0.102)	(0.158)	(0.157)

Net asset value, end of period	$10.354		$10.258	$9.483	$9.488	$9.938

Total return[4]	0.95%		10.47%	1.09%	(3.00% )	0.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,865		$17,962	$11,204	$10,913	$9,676
Ratio of expenses to average net assets[5]	0.67%		0.67%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.28%		1.26%	1.71%	1.71%	1.58%
Ratio of net investment income to average net assets	0.99%	[6]	1.85%	1.17%	1.36%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.38%	[6]	1.26%	0.28%	0.47%	1.43%
Portfolio turnover	7%		56%	98%	55%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Asset Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.43% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.42% of the average daily net assets for the Standard Class and 0.67% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$519
Legal	103

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $148 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares; the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–8

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$8,750
Management fees payable to LIAC	5,776
Distribution fees payable to LFD	4,278
Shareholder servicing fees payable to Lincoln Life	523
Prepaid Printing and mailing fees to Lincoln Life	44

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2018, Lincoln Life directly owned 50.23% of the Fund.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$4,305,385
Sales	1,441,688

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$21,499,176

Aggregate unrealized appreciation of investments	$904,669
Aggregate unrealized depreciation of investments	(406,332)

Net unrealized appreciation of investments	$498,337

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$109,873	$133,911	$243,784

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Franklin Templeton Multi-Asset Opportunities Fund–9

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Investment Companies	$21,997,513

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	—	3,809
Service Class	343,587	677,927

Shares reinvested:
Standard Class	—	2,529
Service Class	—	36,231

	343,587	720,496

Shares redeemed:
Standard Class	(196)	(6,967)
Service Class	(79,571)	(144,496)

	(79,767)	(151,463)

Net increase	263,820	569,033

5. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–10

LVIP Franklin Templeton Value Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Franklin Templeton Value Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Franklin Templeton Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$998.20	0.05%	$0.25
Service Class Shares	1,000.00	996.40	0.40%	1.98
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.55	0.05%	$0.25
Service Class Shares	1,000.00	1,022.81	0.40%	2.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Franklin Templeton Value Managed Volatility Fund–1

LVIP Franklin Templeton Value Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	9.42%
Investment Company	9.42%
Equity Fund	9.42%
Unaffiliated Investments	90.44%
Investment Companies	90.44%
Equity Funds	85.67%
Money Market Fund	4.77%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

LVIP Franklin Templeton Value Managed Volatility Fund–2

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–9.42%
INVESTMENT COMPANY–9.42%
Equity Fund–9.42%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Growth & Income VIP Fund	1,997,388	$30,799,718

Total Affiliated Investment (Cost $29,679,949)		30,799,718

UNAFFILIATED INVESTMENTS–90.44%
INVESTMENT COMPANIES–90.44%
Equity Funds–85.67%
✢Franklin Templeton Variable Insurance Products Trust–
Franklin Income VIP Fund	5,836,829	93,681,099
Franklin Rising Dividends VIP Fund	1,135,205	30,911,641
Mutual Shares VIP Fund	7,554,909	155,480,017

		280,072,757

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	15,617,381	$15,617,381

		15,617,381

Total Unaffiliated Investments (Cost $277,719,468)		295,690,138

TOTAL VALUE OF SECURITIES–99.86% (Cost $307,399,417)	326,489,856
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	441,571

NET ASSETS APPLICABLE TO 30,756,253 SHARES OUTSTANDING–100.00%	$326,931,427

✢	Class 1 shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Currency Contracts:
8	British Pound	$661,800	$671,664	9/18/18	$(9,864)
7	Euro	1,026,944	1,039,127	9/18/18	(12,183)
7	Japanese Yen	793,406	799,827	9/18/18	(6,421)

					(28,468)

Equity Contracts:
66	E-mini S&P 500 Index	8,981,280	9,188,635	9/22/18	(207,355)
4	E-mini S&P MidCap 400 Index	782,440	798,002	9/24/18	(15,562)
28	Euro STOXX 50 Index	1,108,803	1,136,976	9/24/18	(28,173)
6	FTSE 100 Index	601,925	605,729	9/24/18	(3,804)
3	Nikkei 225 Index (OSE)	603,983	607,251	9/14/18	(3,268)

					(258,162)

Total Futures Contracts					$(286,630)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP Franklin Templeton Value Managed Volatility Fund–3

LVIP Franklin Templeton Value Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–4

LVIP Franklin Templeton Value Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Unaffiliated investments, at value	$295,690,138
Affiliated investment, at value	30,799,718
Cash collateral held at broker for futures contracts	564,439
Receivable for fund shares sold	141,752
Receivable for investments sold	101,437
Variation margin due from broker on futures contracts	39,567
Dividends receivable	21,370
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	13,821

TOTAL ASSETS	327,372,242

LIABILITIES:
Payable for fund shares redeemed	244,155
Due to manager and affiliates	113,269
Due to custodian	67,134
Other accrued expenses payable	16,257

TOTAL LIABILITIES	440,815

TOTAL NET ASSETS	$326,931,427

Unaffiliated investments, at cost	$277,719,468
Affiliated investment, at cost	29,679,949

Standard Class:
Net Assets	$38,274
Shares Outstanding	3,594
Net Asset Value Per Share	$10.649

Service Class:
Net Assets	$326,893,153
Shares Outstanding	30,752,659
Net Asset Value Per Share	$10.630

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$308,150,758
Undistributed net investment income	5,531,546
Accumulated net realized loss on investments	(5,554,514)
Net unrealized appreciation of investments, foreign currencies and derivatives	18,803,637

TOTAL NET ASSETS	$326,931,427

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–5

LVIP Franklin Templeton Value Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$5,157,016
Dividends from affiliated investment	824,328

5,981,344

EXPENSES:
Management fees	1,072,254
Distribution fees-Service Class	577,301
Shareholder servicing fees	47,839
Accounting and administration expenses	26,366
Reports and statements to shareholders	18,019
Professional fees	16,910
Trustees’ fees and expenses	4,890
Consulting fees	1,947
Custodian fees	1,200
Pricing fees	93
Other	1,460

1,768,279
Less:
Management fees waived	(1,022,765)
Expenses reimbursed	(84,532)
Expenses paid indirectly	(1,200)

Total operating expenses	659,782

NET INVESTMENT INCOME	5,321,562

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	1,864,429
Distributions from affiliated investment	822,806
Sale of unaffiliated investments	(309,890)
Sale of affiliated investment	20,781
Foreign currencies	(1,931)
Futures contracts	(167,638)

Net realized gain	2,228,557

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	(6,453,808)
Affiliated investment	(1,743,003)
Foreign currencies	(167)
Futures contracts	(470,309)

Net change in unrealized appreciation (depreciation)	(8,667,287)

NET REALIZED AND UNREALIZED LOSS	(6,438,730)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,117,168)

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,321,562	$8,688,723
Net realized gain	2,228,557	10,962,920
Net change in unrealized appreciation (depreciation)	(8,667,287)	12,662,154

Net increase (decrease) in net assets resulting from operations	(1,117,168)	32,313,797

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,279)
Service Class	—	(10,146,457)

	—	(10,147,736)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	201	89
Service Class	13,727,486	56,053,735
Reinvestment of dividends and distributions:
Standard Class	—	1,279
Service Class	—	10,146,457

	13,727,687	66,201,560

Cost of shares redeemed:
Standard Class	(170)	(103)
Service Class	(22,186,303)	(31,909,354)

	(22,186,473)	(31,909,457)

Increase (Decrease) in net assets derived from capital share transactions	(8,458,786)	34,292,103

NET DECREASE IN NET ASSETS	(9,575,954)	56,458,164
NET ASSETS:
Beginning of period	336,507,381	280,049,217

End of period	$326,931,427	$336,507,381

Undistributed net investment income	$5,531,546	$209,984

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–6

LVIP Franklin Templeton Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)					1/2/14[3] to 12/31/14
			12/31/17	Year Ended 12/31/16[2]	12/31/15

Net asset value, beginning of period	$10.668		$9.923	$9.258	$10.315	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.190		0.324	0.273	0.356	0.292
Net realized and unrealized gain (loss)	(0.209)		0.789	0.769	(1.151)	0.179

Total from investment operations	(0.019)		1.113	1.042	(0.795)	0.471

Less dividends and distributions from:
Net investment income	—		(0.368)	(0.249)	(0.262)	(0.156)
Net realized gain	—		—	(0.128)	—	—

Total dividends and distributions	—		(0.368)	(0.377)	(0.262)	(0.156)

Net asset value, end of period	$10.649		$10.668	$9.923	$9.258	$10.315

Total return[5]	(0.18%	)	11.20%	11.35%	(7.72% )	4.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38		$38	$34	$31	$30
Ratio of expenses to average net assets[6]	0.05%		0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.72%		0.71%	0.72%	0.74%	0.81%
Ratio of net investment income to average net assets	3.58%	[7]	3.09%	2.88%	3.49%	2.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.91%	[7]	2.43%	2.21%	2.79%	2.08%
Portfolio turnover	6%		7%	45%	11%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–7

LVIP Franklin Templeton Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Franklin Templeton Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)					1/2/14[3] to 12/31/14
			12/31/17	Year Ended 12/31/16[2]	12/31/15

Net asset value, beginning of period	$10.668		$9.925	$9.262	$10.316	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.171		0.287	0.241	0.318	0.261
Net realized and unrealized gain (loss)	(0.209)		0.788	0.766	(1.146)	0.173

Total from investment operations	(0.038)		1.075	1.007	(0.828)	0.434

Less dividends and distributions from:
Net investment income	—		(0.332)	(0.216)	(0.226)	(0.118)
Net realized gain	—		—	(0.128)	—	—

Total dividends and distributions	—		(0.332)	(0.344)	(0.226)	(0.118)

Net asset value, end of period	$10.630		$10.668	$9.925	$9.262	$10.316

Total return[5]	(0.36%	)	10.82%	10.95%	(8.03% )	4.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$326,893		$336,469	$280,015	$180,144	$93,679
Ratio of expenses to average net assets[6]	0.40%		0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.07%		1.06%	1.07%	1.09%	1.16%
Ratio of net investment income to average net assets	3.23%	[7]	2.74%	2.53%	3.14%	2.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.56%	[7]	2.08%	1.86%	2.44%	1.73%
Portfolio turnover	6%		7%	45%	11%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–8

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily series of The Franklin Templeton Variable Insurance Products Trust (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Underlying Funds, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014-December 31, 2017) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from Underlying Funds are recorded on the ex-dividend date.

LVIP Franklin Templeton Value Managed Volatility Fund–9

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.62% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.05% of average daily net assets for the Standard Class and 0.40% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$9,383
Legal	1,869

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,196 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Franklin Templeton Value Managed Volatility Fund–10

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$13,821
Management fees payable to LIAC	8,179
Distribution fees payable to LFD	95,416
Shareholder servicing fees payable to Lincoln Life	7,907
Printing and mailing fees payable to Lincoln Life	1,767

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby a Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–9.42%@
Equity Funds–9.42%@
✢Franklin Templeton Variable Insurance Products Trust - Franklin Growth & Income VIP Fund	$31,974,480	$2,398,933	$1,851,473	$20,781	$(1,743,003)	$30,799,718	1,997,388	$824,328	$822,806

@As a percentage of Net Assets as of June 30, 2018.

✢Class 1 shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$18,465,777
Sales	18,962,357

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$307,399,417

Aggregate unrealized appreciation of investments and derivatives	$19,090,439
Aggregate unrealized depreciation of investments and derivatives	(286,630)

Net unrealized appreciation of investments and derivatives	$18,803,809

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$2,141,410	$—	$2,141,410

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

LVIP Franklin Templeton Value Managed Volatility Fund–11

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$30,799,718
Unaffiliated Investments Companies	295,690,138

Total Investments	$326,489,856

Derivatives:
Liabilities:
Futures Contracts	$(286,630)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	19	8
Service Class	1,285,451	5,428,526
Shares reinvested:
Standard Class	—	120
Service Class	—	948,998

	1,285,470	6,377,652

Shares redeemed:
Standard Class	(16)	(10)
Service Class	(2,073,581)	(3,050,013)

	(2,073,597)	(3,050,023)

Net increase (decrease)	(788,127)	3,327,629

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

LVIP Franklin Templeton Value Managed Volatility Fund–12

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(258,162)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(28,468)

Total		$—		$(286,630)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(474,689)	$(400,585)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	307,051	(69,724)

Total		$(167,638)	$(470,309)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$12,379,532	$6,092,541

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Franklin Templeton Value Managed Volatility Fund–13

LVIP Franklin Templeton Value Managed Volatility Fund

Notes to Financial Statements (continued)

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Franklin Templeton Value Managed Volatility Fund–14

LVIP Global Allocation Managed Risk Funds

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2018

LVIP Global Allocation Managed Risk Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN(454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Allocation Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LVIP Global Conservative Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$996.60	0.30%	$1.49
Service Class Shares	1,000.00	995.40	0.55%	2.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Global Moderate Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$994.80	0.30%	$1.48
Service Class Shares	1,000.00	993.60	0.55%	2.72
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

LVIP Global Growth Allocation Managed Risk Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$995.40	0.29%	$1.43
Service Class Shares	1,000.00	994.20	0.54%	2.67
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.36	0.29%	$1.45
Service Class Shares	1,000.00	1,022.12	0.54%	2.71

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Global Allocation Managed Risk Funds–1

LVIP Global Allocation Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

LVIP Global Conservative Allocation Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	92.76%
Investment Companies	92.76%
Equity Funds	24.39%
Fixed Income Funds	57.04%
Global Equity Fund	1.10%
Global Fixed Income Fund	0.96%
International Equity Funds	9.27%
Unaffiliated Investments	7.30%
Investment Companies	7.30%
Equity Fund	1.98%
International Equity Fund	2.82%
Money Market Fund	2.50%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

LVIP Global Moderate Allocation Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	91.25%
Investment Companies	91.25%
Equity Funds	34.01%
Fixed Income Funds	36.57%
Global Equity Fund	1.56%
Global Fixed Income Fund	0.93%
International Equity Funds	18.18%
Unaffiliated Investments	8.78%
Investment Companies	8.78%
Equity Fund	1.99%
International Equity Fund	3.77%
Money Market Fund	3.02%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

LVIP Global Growth Allocation Managed Risk Fund

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	92.24%
Investment Companies	92.24%
Equity Funds	38.08%
Fixed Income Funds	26.49%
Global Equity Fund	2.24%
Global Fixed Income Fund	0.92%
International Equity Funds	24.51%
Unaffiliated Investments	7.79%
Investment Companies	7.79%
Equity Fund	1.00%
International Equity Fund	3.77%
Money Market Fund	3.02%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

LVIP Global Allocation Managed Risk Funds–2

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.76%
INVESTMENT COMPANIES–92.76%
Equity Funds–24.39%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	315,696	$13,097,895
LVIP SSGA Large Cap 100 Fund	1,895,623	25,918,852
LVIP SSGA Mid-Cap Index Fund	1,928,319	26,005,308
LVIP SSGA S&P 500 Index Fund	7,936,289	149,575,239
LVIP SSGA Small-Cap Index Fund	1,905,178	64,930,377
LVIP T. Rowe Price Growth Stock Fund	815,369	39,027,625

		318,555,296

Fixed Income Funds–57.04%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	6,821,870	69,746,795
LVIP Delaware Bond Fund	18,956,637	254,132,676
LVIP JPMorgan High Yield Fund	3,744,033	40,386,887
LVIP PIMCO Low Duration Bond Fund	5,023,437	50,415,216
LVIP SSGA Bond Index Fund	5,722,982	63,118,767
†LVIP SSGA Short-Term Bond Index Fund	1,253,017	12,566,510
LVIP Western Asset Core Bond Fund	26,391,077	254,515,546

		744,882,397

Global Equity Fund–1.10%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	1,521,422	14,337,881

		14,337,881

Global Fixed Income Fund–0.96%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	1,103,806	12,577,867

		12,577,867

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–9.27%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	1,734,852	$31,470,209
LVIP Mondrian International Value Fund	1,045,686	18,170,886
LVIP SSGA Developed International 150 Fund	1,433,554	12,815,969
LVIP SSGA International Index Fund	6,057,842	58,567,214

		121,024,278

Total Affiliated Investments (Cost $1,055,356,846)		1,211,377,719

UNAFFILIATED INVESTMENTS–7.30%
INVESTMENT COMPANIES–7.30%
Equity Fund–1.98%
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	707,618	25,891,749

		25,891,749

International Equity Fund–2.82%
iShares MSCI Emerging Markets ETF	849,063	36,789,900

		36,789,900

Money Market Fund–2.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	32,682,445	32,682,445

		32,682,445

Total Unaffiliated Investments (Cost $90,325,210)		95,364,094

TOTAL VALUE OF SECURITIES–100.06% (Cost $1,145,682,056)	1,306,741,813
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(803,121)

NET ASSETS APPLICABLE TO 91,779,318 SHARES OUTSTANDING–100.00%	$1,305,938,692

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2018:

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
324 U.S. Treasury 5 yr Notes	$36,811,969	$36,665,415	9/28/18	$146,554

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–91.25%
INVESTMENT COMPANIES–91.25%
Equity Funds–34.01%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	15,662,105	$214,147,955
LVIP SSGA Mid-Cap Index Fund	10,621,242	143,238,073
LVIP SSGA S&P 500 Index Fund	68,481,177	1,290,664,738
LVIP SSGA Small-Cap Index Fund	12,609,359	429,739,568
LVIP T. Rowe Price Growth Stock Fund	4,484,151	214,633,885
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,208,116	142,978,398

		2,435,402,617

Fixed Income Funds–36.57%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	32,977,820	337,165,233
LVIP Delaware Bond Fund	56,270,987	754,368,854
LVIP JPMorgan High Yield Fund	15,047,847	162,321,128
LVIP PIMCO Low Duration Bond Fund	23,326,490	234,104,656
LVIP SSGA Bond Index Fund	30,464,661	335,994,741
†LVIP SSGA Short-Term Bond Index Fund	3,924,522	39,359,031
LVIP Western Asset Core Bond Fund	78,332,989	755,443,349

		2,618,756,992

Global Equity Fund–1.56%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	11,838,943	111,570,201

		111,570,201

Global Fixed Income Fund–0.93%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	5,864,913	66,830,683

		66,830,683

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.18%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	21,376,497	$387,769,650
LVIP Mondrian International Value Fund	11,219,362	194,958,848
LVIP SSGA Developed International 150 Fund	21,058,585	188,263,752
LVIP SSGA Emerging Markets 100 Fund	14,737,318	134,581,188
LVIP SSGA International Index Fund	41,023,381	396,614,044

		1,302,187,482

Total Affiliated Investments (Cost $5,342,271,799)		6,534,747,975

UNAFFILIATED INVESTMENTS–8.78%
INVESTMENT COMPANIES–8.78%
Equity Fund–1.99%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	3,897,658	142,615,303

		142,615,303

International Equity Fund–3.77%
iShares MSCI Emerging Markets ETF	6,227,387	269,832,679

		269,832,679

Money Market Fund–3.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	216,035,510	216,035,510

		216,035,510

Total Unaffiliated Investments (Cost $579,968,299)		628,483,492

TOTAL VALUE OF SECURITIES–100.03% (Cost $5,922,240,098)	7,163,231,467
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(2,386,138)

NET ASSETS APPLICABLE TO 477,252,697 SHARES OUTSTANDING–100.00%	$7,160,845,329

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–5

LVIP Global Moderate Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
1,955 U.S. Treasury 5 yr Notes	$222,121,602	$221,282,398	9/28/18	$839,204

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–6

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–92.24%
INVESTMENT COMPANIES–92.24%
Equity Funds–38.08%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	19,872,737	$271,719,936
LVIP SSGA Mid-Cap Index Fund	27,007,566	364,224,034
LVIP SSGA S&P 500 Index Fund	101,358,367	1,910,301,136
LVIP SSGA Small-Cap Index Fund	15,980,367	544,626,893
LVIP T. Rowe Price Growth Stock Fund	5,689,339	272,320,194
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,304,174	90,709,478

		3,453,901,671

Fixed Income Funds–26.49%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	22,373,522	228,746,894
LVIP Delaware Bond Fund	52,695,407	706,434,624
LVIP JPMorgan High Yield Fund	20,748,385	223,812,828
LVIP PIMCO Low Duration Bond Fund	24,708,070	247,970,190
LVIP SSGA Bond Index Fund	22,535,781	248,547,125
†LVIP SSGA Short-Term Bond Index Fund	3,912,572	39,239,181
LVIP Western Asset Core Bond Fund	73,363,577	707,518,338

		2,402,269,180

Global Equity Fund–2.24%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	21,536,146	202,956,645

		202,956,645

Global Fixed Income Fund–0.92%
*Lincoln Variable Insurance Products Trust–
†LVIP Global Income Fund	7,285,270	83,015,647

		83,015,647

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–24.51%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	30,454,769	$552,449,517
LVIP Mondrian International Value Fund	15,580,225	270,737,570
LVIP SSGA Developed International 150 Fund	29,913,830	267,429,644
LVIP SSGA Emerging Markets 100 Fund	18,698,235	170,752,287
LVIP SSGA International Index Fund	99,456,119	961,541,754

		2,222,910,772

Total Affiliated Investments (Cost $6,754,578,914)		8,365,053,915

UNAFFILIATED INVESTMENTS–7.79%
INVESTMENT COMPANIES–7.79%
Equity Fund–1.00%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,472,766	90,478,524

		90,478,524

International Equity Fund–3.77%
iShares MSCI Emerging Markets ETF	7,901,059	342,352,886

		342,352,886

Money Market Fund–3.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	273,944,394	273,944,394

		273,944,394

Total Unaffiliated Investments (Cost $653,196,445)		706,775,804

TOTAL VALUE OF SECURITIES–100.03% (Cost $7,407,775,359)	9,071,829,719
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(2,887,529)

NET ASSETS APPLICABLE TO 617,879,773 SHARES OUTSTANDING–100.00%	$9,068,942,190

†	Non-income producing.

*	Standard Class shares.

X	Initial Class.

LVIP Global Allocation Managed Risk Funds–7

LVIP Global Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Interest Rate Contracts:
2,442 U.S. Treasury 5 yr Notes	$277,453,172	$276,374,436	9/28/18	$1,078,736

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–8

LVIP Global Allocation Managed Risk Funds

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$1,211,377,719	$6,534,747,975	$8,365,053,915
Unaffiliated investments, at value	95,364,094	628,483,492	706,775,804
Receivables for investments sold	492,032	1,121,804	2,821,994
Cash collateral held at broker for futures contracts	220,320	1,329,400	1,660,560
Dividends receivable	44,299	281,556	360,105
Receivables for fund shares sold	38,442	359,076	160,527
Cash	—	—	10,350

TOTAL ASSETS	1,307,536,906	7,166,323,303	9,076,843,255

LIABILITIES:
Due to manager and affiliates	559,860	3,107,544	3,958,062
Payables for fund shares redeemed	511,457	1,236,000	1,279,864
Due to custodian	492,022	1,017,876	2,515,661
Other accrued expenses payable	27,282	73,455	79,792
Variation margin due to broker on futures contracts	7,593	43,099	67,686

TOTAL LIABILITIES	1,598,214	5,477,974	7,901,065

TOTAL NET ASSETS	$1,305,938,692	$7,160,845,329	$9,068,942,190

Affiliated investments, at cost	$1,055,356,846	$5,342,271,799	$6,754,578,914
Unaffiliated investments, at cost	90,325,210	579,968,299	653,196,445

Standard Class:
Net Assets	$82,431,923	$227,640,681	$224,823,012
Shares Outstanding	5,783,923	15,148,466	15,297,505
Net Asset Value Per Share	$14.252	$15.027	$14.697

Service Class:
Net Assets	$1,223,506,769	$6,933,204,648	$8,844,119,178
Shares Outstanding	85,995,395	462,104,231	602,582,268
Net Asset Value Per Share	$14.228	$15.004	$14.677

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$1,127,840,090	$6,109,805,822	$7,719,944,768
Accumulated net investment loss	(2,596,293)	(14,586,487)	(16,614,970)
Accumulated net realized gain (loss) on investments	19,488,584	(176,204,602)	(299,520,783)
Net unrealized appreciation of investments, foreign currencies and derivatives	161,206,311	1,241,830,596	1,665,133,175

TOTAL NET ASSETS	$1,305,938,692	$7,160,845,329	$9,068,942,190

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–9

LVIP Global Allocation Managed Risk Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$279,150	$1,293,416	$891,898
Dividends from unaffiliated investments	666,954	3,624,769	4,411,874

	946,104	4,918,185	5,303,772

EXPENSES:
Management fees	1,670,581	9,090,734	11,521,279
Distribution fees-Service Class	1,569,222	8,804,468	11,234,210
Shareholder servicing fees	193,787	1,054,525	1,336,468
Accounting and administration expenses	61,220	265,539	331,574
Professional fees	23,469	67,482	81,399
Reports and statements to shareholders	22,168	113,017	107,342
Trustees’ fees and expenses	20,100	109,797	138,380
Custodian fees	12,975	36,860	38,610
Consulting fees	2,263	4,045	4,596
Pricing fees	4	71	46
Other	4,269	19,877	25,002

Total operating expenses	3,580,058	19,566,415	24,818,906

NET INVESTMENT LOSS	(2,633,954)	(14,648,230)	(19,515,134)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	2,330,835	12,511,012	7,891,173
Sale of affiliated investments	23,521,035	100,793,560	128,663,116
Sale of unaffiliated investments	(409,016)	2,678,221	1,613,704
Foreign currencies	—	(109,077)	(103,168)
Futures contracts	(823,371)	(45,653,551)	(48,491,777)

Net realized gain	24,619,483	70,220,165	89,573,048

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(22,915,591)	(68,200,822)	(88,081,781)
Unaffiliated investments	(5,336,231)	(33,955,027)	(36,065,708)
Foreign currencies	—	23	79
Futures contracts	198,653	1,184,564	1,507,614

Net change in unrealized appreciation (depreciation)	(28,053,169)	(100,971,262)	(122,639,796)

NET REALIZED AND UNREALIZED LOSS	(3,433,686)	(30,751,097)	(33,066,748)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,067,640)	$(45,399,327)	$(52,581,882)

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–10

LVIP Global Allocation Managed Risk Funds

Statements of Changes in Net Assets

	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,633,954)	$22,281,726	$(14,648,230)	$111,320,335	$(19,515,134)	$147,543,797
Net realized gain	24,619,483	34,421,033	70,220,165	135,561,808	89,573,048	156,495,846
Net change in unrealized appreciation (depreciation)	(28,053,169)	80,536,865	(100,971,262)	707,470,697	(122,639,796)	988,167,651

Net increase (decrease) in net assets resulting from operations	(6,067,640)	137,239,624	(45,399,327)	954,352,840	(52,581,882)	1,292,207,294

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,845,569)	—	(5,106,453)	—	(5,127,436)
Service Class	—	(26,166,416)	—	(140,350,623)	—	(182,011,196)
Net realized gain:
Standard Class	—	(553,110)	—	(101,633)	—	—
Service Class	—	(8,973,956)	—	(3,129,884)	—	—

	—	(37,539,051)	—	(148,688,593)	—	(187,138,632)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,889,492	12,904,769	12,481,169	32,488,001	16,793,950	34,767,646
Service Class	30,040,191	64,285,826	123,170,442	203,871,045	156,983,283	242,497,085
Reinvestment of dividends and distributions:
Standard Class	—	2,398,679	—	5,208,086	—	5,127,436
Service Class	—	35,140,372	—	143,480,507	—	182,011,196

	34,929,683	114,729,646	135,651,611	385,047,639	173,777,233	464,403,363

Cost of shares redeemed:
Standard Class	(4,682,312)	(11,695,690)	(18,175,505)	(38,726,100)	(22,081,139)	(33,315,627)
Service Class	(105,434,828)	(263,826,515)	(342,016,553)	(891,702,635)	(405,659,789)	(1,019,065,289)

	(110,117,140)	(275,522,205)	(360,192,058)	(930,428,735)	(427,740,928)	(1,052,380,916)

Decrease in net assets derived from capital share transactions	(75,187,457)	(160,792,559)	(224,540,447)	(545,381,096)	(253,963,695)	(587,977,553)

NET INCREASE (DECREASE) IN NET ASSETS	(81,255,097)	(61,091,986)	(269,939,774)	260,283,151	(306,545,577)	517,091,109
NET ASSETS:
Beginning of period	1,387,193,789	1,448,285,775	7,430,785,103	7,170,501,952	9,375,487,767	8,858,396,658

End of period	$1,305,938,692	$1,387,193,789	$7,160,845,329	$7,430,785,103	$9,068,942,190	$9,375,487,767

Undistributed (Accumulated) net investment income (loss)	$(2,596,293)	$37,661	$(14,586,487)	$61,743	$(16,614,970)	$2,900,164

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–11

LVIP Global Conservative Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended
			12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$14.301		$13.330	$13.188	$13.944	$13.623	$12.850

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)		0.256	0.249	0.267	0.234	0.200
Net realized and unrealized gain (loss)	(0.038)		1.142	0.412	(0.545)	0.542	1.049

Total from investment operations	(0.049)		1.398	0.661	(0.278)	0.776	1.249

Less dividends and distributions from:
Net investment income	—		(0.328)	(0.304)	(0.294)	(0.282)	(0.266)
Net realized gain	—		(0.099)	(0.215)	(0.184)	(0.173)	(0.210)

Total dividends and distributions	—		(0.427)	(0.519)	(0.478)	(0.455)	(0.476)

Net asset value, end of period	$14.252		$14.301	$13.330	$13.188	$13.944	$13.623

Total return[4]	(0.34%	)	10.50%	5.02%	(2.00% )	5.70%	9.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,432		$82,493	$73,615	$73,945	$80,856	$67,666
Ratio of expenses to average net assets[5]	0.30%		0.29%	0.27%	0.27%	0.27%	0.28%
Ratio of net investment income (loss) to average net assets	(0.16%	)[6]	1.82%	1.86%	1.91%	1.67%	1.49%
Portfolio turnover	14%		24%	34%	23%	18%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–12

LVIP Global Conservative Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended
			12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$14.294		$13.325	$13.185	$13.939	$13.620	$12.849

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)		0.220	0.215	0.232	0.199	0.166
Net realized and unrealized gain (loss)	(0.037)		1.141	0.410	(0.543)	0.540	1.047

Total from investment operations	(0.066)		1.361	0.625	(0.311)	0.739	1.213

Less dividends and distributions from:
Net investment income	—		(0.293)	(0.270)	(0.259)	(0.247)	(0.232)
Net realized gain	—		(0.099)	(0.215)	(0.184)	(0.173)	(0.210)

Total dividends and distributions	—		(0.392)	(0.485)	(0.443)	(0.420)	(0.442)

Net asset value, end of period	$14.228		$14.294	$13.325	$13.185	$13.939	$13.620

Total return[4]	(0.46%	)	10.22%	4.75%	(2.23% )	5.43%	9.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,223,507		$1,304,701	$1,374,671	$1,357,776	$1,344,553	$1,189,830
Ratio of expenses to average net assets[5]	0.55%		0.54%	0.52%	0.52%	0.52%	0.53%
Ratio of net investment income (loss) to average net assets	(0.41%	)[6]	1.57%	1.61%	1.66%	1.42%	1.24%
Portfolio turnover	14%		24%	34%	23%	18%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–13

LVIP Global Moderate Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended
			12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$15.105		$13.513	$13.341	$14.109	$13.815	$12.562

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.012)		0.258	0.222	0.254	0.243	0.209
Net realized and unrealized gain (loss)	(0.066)		1.677	0.356	(0.729)	0.331	1.279

Total from investment operations	(0.078)		1.935	0.578	(0.475)	0.574	1.488

Less dividends and distributions from:
Net investment income	—		(0.336)	(0.253)	(0.284)	(0.280)	(0.235)
Net realized gain	—		(0.007)	(0.153)	(0.009)	—	—

Total dividends and distributions	—		(0.343)	(0.406)	(0.293)	(0.280)	(0.235)

Net asset value, end of period	$15.027		$15.105	$13.513	$13.341	$14.109	$13.815

Total return[4]	(0.52%	)	14.32%	4.34%	(3.37% )	4.15%	11.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$227,641		$234,424	$210,980	$218,424	$217,898	$194,034
Ratio of expenses to average net assets[5]	0.30%		0.29%	0.27%	0.27%	0.27%	0.27%
Ratio of net investment income (loss) to average net assets	(0.16%	)[6]	1.77%	1.65%	1.79%	1.71%	1.58%
Portfolio turnover	10%		20%	23%	20%	19%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–14

LVIP Global Moderate Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended
			12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$15.100		$13.510	$13.340	$14.107	$13.814	$12.562

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.031)		0.221	0.188	0.218	0.207	0.176
Net realized and unrealized gain (loss)	(0.065)		1.676	0.354	(0.728)	0.331	1.278

Total from investment operations	(0.096)		1.897	0.542	(0.510)	0.538	1.454

Less dividends and distributions from:
Net investment income	—		(0.300)	(0.219)	(0.248)	(0.245)	(0.202)
Net realized gain	—		(0.007)	(0.153)	(0.009)	—	—

Total dividends and distributions	—		(0.307)	(0.372)	(0.257)	(0.245)	(0.202)

Net asset value, end of period	$15.004		$15.100	$13.510	$13.340	$14.107	$13.814

Total return[4]	(0.64%	)	14.04%	4.08%	(3.62% )	3.88%	11.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,933,204		$7,196,361	$6,959,522	$7,084,595	$6,972,807	$5,519,293
Ratio of expenses to average net assets[5]	0.55%		0.54%	0.52%	0.52%	0.52%	0.52%
Ratio of net investment income (loss) to average net assets	(0.41%	)[6]	1.52%	1.40%	1.54%	1.46%	1.33%
Portfolio turnover	10%		20%	23%	20%	19%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–15

LVIP Global Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended
			12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$14.765		$13.058	$12.711	$13.474	$13.290	$11.902

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)		0.264	0.228	0.246	0.243	0.226
Net realized and unrealized gain (loss)	(0.055)		1.778	0.377	(0.743)	0.220	1.384

Total from investment operations	(0.068)		2.042	0.605	(0.497)	0.463	1.610

Less dividends and distributions from:
Net investment income	—		(0.335)	(0.258)	(0.266)	(0.279)	(0.222)
Return of capital	—		—	—	—	—	— [4]

Total dividends and distributions	—		(0.335)	(0.258)	(0.266)	(0.279)	(0.222)

Net asset value, end of period	$14.697		$14.765	$13.058	$12.711	$13.474	$13.290

Total return[5]	(0.46%	)	15.63%	4.75%	(3.69% )	3.47%	13.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$224,823		$231,178	$199,014	$197,206	$195,440	$175,175
Ratio of expenses to average net assets[6]	0.29%		0.29%	0.27%	0.27%	0.26%	0.27%
Ratio of net investment income (loss) to average net assets	(0.18%	)[7]	1.87%	1.77%	1.82%	1.79%	1.78%
Portfolio turnover	8%		19%	21%	22%	15%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–16

LVIP Global Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended
			12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$14.763		$13.059	$12.713	$13.475	$13.292	$11.905

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.032)		0.229	0.195	0.212	0.209	0.195
Net realized and unrealized gain (loss)	(0.054)		1.775	0.377	(0.742)	0.219	1.383

Total from investment operations	(0.086)		2.004	0.572	(0.530)	0.428	1.578

Less dividends and distributions from:
Net investment income	—		(0.300)	(0.226)	(0.232)	(0.245)	(0.191)
Return of capital	—		—	—	—	—	— [4]

Total dividends and distributions	—		(0.300)	(0.226)	(0.232)	(0.245)	(0.191)

Net asset value, end of period	$14.677		$14.763	$13.059	$12.713	$13.475	$13.292

Total return[5]	(0.58%	)	15.34%	4.49%	(3.93% )	3.21%	13.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,844,119		$9,144,310	$8,659,383	$8,877,001	$8,704,565	$6,467,673
Ratio of expenses to average net assets[6]	0.54%		0.54%	0.52%	0.52%	0.51%	0.52%
Ratio of net investment income (loss) to average net assets	(0.43%	)[7]	1.62%	1.52%	1.57%	1.54%	1.53%
Portfolio turnover	8%		19%	21%	22%	15%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Amount rounds to less than $0.001 per share.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Allocation Managed Risk Funds–17

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including in exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.

The investment objective of LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation– ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Each Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Global Allocation Managed Risk Funds–18

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2018.

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds’ managed risk strategy. For these services, LIAC, not the Funds, pays the Sub-Adviser a fee based on each Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$38,139	$206,779	$261,306
Legal	7,598	41,196	52,059

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, these fees were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$16,312	$90,689	$79,674

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Global Allocation Managed Risk Funds–19

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, each Fund had liabilities payable to affiliates as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LIAC	$271,539	$1,488,513	$1,889,304
Distribution fees payable to LFD	254,539	1,441,348	1,842,054
Printing and mailing fees payable to Lincoln Life	2,284	5,016	7,545
Shareholder servicing fees payable to Lincoln Life	31,498	172,667	219,159

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Funds engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$11,844,645	$68,102	$83,811
Sales	104,550	5,455,263	6,487,950
Net realized gains (losses)	(5,980)	604,015	443,994

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP Global Allocation Managed Risk Funds–20

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs).

Affiliated investments of the LVIP Global Conservative Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–92.76%@
Equity Funds–24.39%@
*LVIP MFS Value Fund	$—	$14,085,629	$456,563	$(15,213)	$(515,958)	$13,097,895	315,696	$—	$—
*LVIP SSGA Large Cap 100 Fund	42,029,318	524,831	16,232,399	893,647	(1,296,545)	25,918,852	1,895,623	—	—
*LVIP SSGA Mid-Cap Index Fund	41,895,335	218,099	17,194,620	4,080,577	(2,994,083)	26,005,308	1,928,319	—	—
*LVIP SSGA S&P 500 Index Fund	175,343,179	1,127,809	31,405,774	15,076,894	(10,566,869)	149,575,239	7,936,289	—	—
*LVIP SSGA Small-Cap Index Fund	34,886,648	29,616,919	3,144,738	8,082	3,563,466	64,930,377	1,905,178	—	—
*LVIP T. Rowe Price Growth Stock Fund	42,215,845	287,671	7,570,651	2,102,598	1,992,162	39,027,625	815,369	—	—
Fixed Income Funds–57.04%@
*LVIP BlackRock Inflation Protected Bond Fund	39,735,454	32,983,145	3,232,244	(32,488)	292,928	69,746,795	6,821,870	279,150	—
*LVIP Delaware Bond Fund	265,981,673	5,238,005	13,148,958	(387,199)	(3,550,845)	254,132,676	18,956,637	—	—
*LVIP JPMorgan High Yield Fund	52,965,167	2,708,894	15,143,406	(487,292)	343,524	40,386,887	3,744,033	—	—
*LVIP PIMCO Low Duration Bond Fund	79,227,125	1,544,615	30,558,743	(161,107)	363,326	50,415,216	5,023,437	—	—
*LVIP SSGA Bond Index Fund	66,024,298	2,427,295	4,149,719	(145,095)	(1,038,012)	63,118,767	5,722,982	—	—
†LVIP SSGA Short–Term Bond Index Fund	—	12,987,847	458,369	693	36,339	12,566,510	1,253,017	—	—
*LVIP Western Asset Core Bond Fund	241,294,954	42,594,900	24,248,521	(822,524)	(4,303,263)	254,515,546	26,391,077	—	—
Global Equity Fund–1.10%@
*LVIP Clarion Global Real Estate Fund	—	14,513,735	226,835	(844)	51,825	14,337,881	1,521,422	—	—
Global Fixed Income Fund–0.96%@
*†LVIP Global Income Fund	26,397,723	145,179	14,050,949	104,146	(18,232)	12,577,867	1,103,806	—	—
International Equity Funds–9.27%@
*LVIP MFS International Growth Fund	42,344,677	274,153	11,873,287	1,489,588	(764,922)	31,470,209	1,734,852	—	—
*LVIP Mondrian International Value Fund	27,737,754	177,590	9,016,123	1,193,205	(1,921,540)	18,170,886	1,045,686	—	—
*LVIP SSGA Developed International 150 Fund	14,080,185	298,751	918,325	44,124	(688,766)	12,815,969	1,433,554	—	—
*LVIP SSGA International Index Fund	84,207,444	500,774	24,820,121	579,243	(1,900,126)	58,567,214	6,057,842	—	—

Total	$1,276,366,779	$162,255,841	$227,850,345	$23,521,035	$(22,915,591)	$1,211,377,719		$279,150	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.
†	Non-income producing.

LVIP Global Allocation Managed Risk Funds–21

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments of the LVIP Global Moderate Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–91.25%@
Equity Funds–34.01%@
*LVIP SSGA Large Cap 100 Fund	$223,774,088	$3,581,491	$9,408,687	$69,859	$(3,868,796)	$214,147,955	15,662,105	$—	$—
*LVIP SSGA Mid-Cap Index Fund	223,068,607	1,603,218	87,326,603	20,478,166	(14,585,315)	143,238,073	10,621,242	—	—
*LVIP SSGA S&P 500 Index Fund	1,421,921,375	12,771,663	180,404,780	59,426,819	(23,050,339)	1,290,664,738	68,481,177	—	—
*LVIP SSGA Small-Cap Index Fund	298,053,316	144,168,809	40,729,117	1,664,896	26,581,664	429,739,568	12,609,359	—	—
*LVIP T. Rowe Price Growth Stock Fund	226,921,839	2,105,204	36,574,617	9,845,614	12,335,845	214,633,885	4,484,151	—	—
*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	149,366,097	1,394,363	16,256,239	2,581,927	5,892,250	142,978,398	5,208,116	—	—
Fixed Income Funds–36.57%@
*LVIP BlackRock Inflation Protected Bond Fund	136,537,338	207,473,444	8,428,935	(86,196)	1,669,582	337,165,233	32,977,820	1,145,771	—
*LVIP Delaware Bond Fund	798,959,398	36,764,369	69,335,978	(2,486,972)	(9,531,963)	754,368,854	56,270,987	—	—
*LVIP JPMorgan High Yield Fund	170,231,505	28,538,316	36,032,460	(1,896,150)	1,479,917	162,321,128	15,047,847	—	—
*LVIP PIMCO Low Duration Bond Fund	271,526,571	8,922,001	47,022,949	(266,301)	945,334	234,104,656	23,326,490	—	—
*LVIP SSGA Bond Index Fund	408,207,238	3,599,345	68,229,420	(2,977,380)	(4,605,042)	335,994,741	30,464,661	—	—
†LVIP SSGA Short-Term Bond Index Fund	—	41,660,396	2,419,114	3,938	113,811	39,359,031	3,924,522	—	—
*LVIP Western Asset Core Bond Fund	780,825,397	39,582,098	47,866,665	(1,662,925)	(15,434,556)	755,443,349	78,332,989	—	—
Global Equity Fund–1.56%@
*LVIP Clarion Global Real Estate Fund	—	112,228,816	1,048,527	(3,790)	393,702	111,570,201	11,838,943	—	—
Global Fixed Income Fund–0.93%@
*†LVIP Global Income Fund	135,831,990	1,019,496	70,456,297	(36,854)	472,348	66,830,683	5,864,913	—	—
International Equity Funds–18.18%@
*LVIP MFS International Growth Fund	451,642,309	4,065,428	75,136,711	12,880,691	(5,682,067)	387,769,650	21,376,497	—	—
*LVIP Mondrian International Value Fund	222,990,183	16,193,625	36,676,609	538,195	(8,086,546)	194,958,848	11,219,362	—	—
*LVIP SSGA Developed International 150 Fund	224,183,492	4,217,078	30,619,103	1,608,381	(11,126,096)	188,263,752	21,058,585	—	—
*LVIP SSGA Emerging Markets 100 Fund	150,972,961	6,063,866	10,970,699	88,683	(11,573,623)	134,581,188	14,737,318	147,645	—
*LVIP SSGA International Index Fund	449,816,715	4,149,814	47,834,512	1,022,959	(10,540,932)	396,614,044	41,023,381	—	—

Total	$6,744,830,419	$680,102,840	$922,778,022	$100,793,560	$(68,200,822)	$6,534,747,975		$1,293,416	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.
†	Non-income producing.

LVIP Global Allocation Managed Risk Funds–22

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments of the LVIP Global Growth Allocation Managed Risk Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–92.24%@
Equity Funds–38.08%@
*LVIP SSGA Large Cap 100 Fund	$281,818,089	$5,757,534	$11,012,651	$40,934	$(4,883,970)	$271,719,936	19,872,737	$—	$—
*LVIP SSGA Mid-Cap Index Fund	562,781,975	5,156,737	222,050,143	53,029,240	(34,693,775)	364,224,034	27,007,566	—	—
*LVIP SSGA S&P 500 Index Fund	2,073,192,783	20,981,287	236,723,851	66,508,340	(13,657,423)	1,910,301,136	101,358,367	—	—
*LVIP SSGA Small-Cap Index Fund	281,150,595	252,061,779	15,747,715	83,515	27,078,719	544,626,893	15,980,367	—	—
*LVIP T. Rowe Price Growth Stock Fund	283,034,190	2,943,457	41,316,692	10,553,653	17,105,586	272,320,194	5,689,339	—	—
*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	94,055,140	981,153	9,669,625	1,930,516	3,412,294	90,709,478	3,304,174	—	—
Fixed Income Funds–26.49%@
*LVIP BlackRock Inflation Protected Bond Fund	83,728,407	149,001,738	5,131,222	(51,482)	1,199,453	228,746,894	22,373,522	704,400	—
*LVIP Delaware Bond Fund	784,216,622	30,943,240	96,822,447	(3,271,056)	(8,631,735)	706,434,624	52,695,407	—	—
*LVIP JPMorgan High Yield Fund	229,709,563	17,911,757	23,394,826	(1,236,409)	822,743	223,812,828	20,748,385	—	—
*LVIP PIMCO Low Duration Bond Fund	249,520,555	32,350,688	34,535,471	(293,033)	927,451	247,970,190	24,708,070	—	—
*LVIP SSGA Bond Index Fund	249,863,057	13,166,387	10,007,707	(423,850)	(4,050,762)	248,547,125	22,535,781	—	—
†LVIP SSGA Short-Term Bond Index Fund	—	42,104,734	2,983,965	4,948	113,464	39,239,181	3,912,572	—	—
*LVIP Western Asset Core Bond Fund	719,949,942	46,306,734	42,930,646	(1,534,147)	(14,273,545)	707,518,338	73,363,577	—	—
Global Equity Fund–2.24%@
*LVIP Clarion Global Real Estate Fund	189,325,834	28,966,033	12,670,333	(294,213)	(2,370,676)	202,956,645	21,536,146	—	—
Global Fixed Income Fund–0.92%@
*†LVIP Global Income Fund	166,593,512	1,438,089	85,550,267	(49,307)	583,620	83,015,647	7,285,270	—	—
International Equity Funds–24.51%@
*LVIP MFS International Growth Fund	568,796,386	13,085,846	38,044,388	2,249,958	6,361,715	552,449,517	30,454,769	—	—
*LVIP Mondrian International Value Fund	282,668,213	9,350,819	11,113,232	(6,902)	(10,161,328)	270,737,570	15,580,225	—	—
*LVIP SSGA Developed International 150 Fund	282,341,135	9,594,573	11,012,651	17,519	(13,510,932)	267,429,644	29,913,830	—	—
*LVIP SSGA Emerging Markets 100 Fund	190,139,226	8,149,783	12,910,324	363,146	(14,989,544)	170,752,287	18,698,235	187,498	—
*LVIP SSGA International Index Fund	1,037,829,992	13,575,311	66,442,159	1,041,746	(24,463,136)	961,541,754	99,456,119	—	—

Total	$8,610,715,216	$703,827,679	$990,070,315	$128,663,116	$(88,081,781)	$8,365,053,915		$891,898	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.
†	Non-income producing.

LVIP Global Allocation Managed Risk Funds–23

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$179,330,800	$714,250,531	$739,149,047
Sales	254,440,517	984,099,995	1,050,265,636

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,145,682,056	$5,922,240,098	$7,407,775,359

Aggregate unrealized appreciation of investments and derivatives	$163,921,796	$1,265,754,922	$1,691,994,876
Aggregate unrealized depreciation of investments and derivatives	(2,715,485)	(23,924,349)	(26,861,780)

Net unrealized appreciation of investments and derivatives	$161,206,311	$1,241,830,573	$1,665,133,096

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2017, the LVIP Global Growth Allocation Managed Risk Fund had the following capital loss carryforwards for federal income tax purposes:

	Pre-Enactment Short-Term Capital Losses Expiring	Post-Enactment Losses (No Expiration)*
Fund	2018	Short-Term	Long-Term	Total
LVIP Global Growth Allocation Managed Risk Fund	$20,846,885	$—	$—	$20,846,885

*Capital Loss Carryforwards with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Global Allocation Managed Risk Funds–24

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$1,211,377,719	$6,534,747,975	$8,365,053,915
Unaffiliated Investment Companies	95,364,094	628,483,492	706,775,804

Total Investments	$1,306,741,813	$7,163,231,467	$9,071,829,719

Derivatives:
Assets:
Futures	$146,554	$839,204	$1,078,736

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	342,624	916,327	825,363	2,243,191	1,130,776	2,439,243
Service Class	2,104,703	4,605,690	8,120,959	14,077,651	10,542,719	17,089,318
Shares reinvested:
Standard Class	—	167,697	—	344,384	—	346,785
Service Class	—	2,458,556	—	9,491,055	—	12,311,077

	2,447,327	8,148,270	8,946,322	26,156,281	11,673,495	32,186,423

Shares redeemed:
Standard Class	(327,123)	(838,099)	(1,196,061)	(2,681,866)	(1,490,781)	(2,369,202)
Service Class	(7,384,913)	(18,950,077)	(22,588,125)	(62,126,764)	(27,358,426)	(73,100,895)

	(7,712,036)	(19,788,176)	(23,784,186)	(64,808,630)	(28,849,207)	(75,470,097)

Net decrease	(5,264,709)	(11,639,906)	(14,837,864)	(38,652,349)	(17,175,712)	(43,283,674)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with each Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in

LVIP Global Allocation Managed Risk Funds–25

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018 , each Fund used futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

LVIP Global Conservative Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	$146,554	Variation margin due to broker on futures contracts	$—

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(823,371)	$198,653

LVIP Global Moderate Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	$839,204	Variation margin due to broker on futures contracts	$—

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statements of Assets and Liabilities.

LVIP Global Allocation Managed Risk Funds–26

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(232,317)	$—
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(35,309,137)	—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(10,112,097)	1,184,564

Total		$(45,653,551)	$1,184,564

LVIP Global Growth Allocation Managed Risk Fund

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	$1,078,736	Variation margin due to broker on futures contracts	$—

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,242,934)	$—
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(35,791,732)	—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(11,457,111)	1,507,614

Total		$(48,491,777)	$1,507,614

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2018.

	Long Derivative Volume Futures Contracts (Average Notional Value)	Short Derivative Volume Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$36,715,799	$—
LVIP Global Moderate Allocation Managed Risk Fund	326,267,502	110,809,149
LVIP Global Growth Allocation Managed Risk Fund	377,950,534	99,165,472

LVIP Global Allocation Managed Risk Funds–27

LVIP Global Allocation Managed Risk Funds

Notes to Financial Statements (continued)

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP Global Allocation Managed Risk Funds–28

LVIP Global Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Global Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Global Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY each hold the Fund’s shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,003.40	0.68%	$3.38
Service Class Shares	1,000.00	1,002.20	0.93%	4.62
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Global Income Fund–1

LVIP Global Income Fund

Security Type/Country Allocations and Credit Quality Breakdown (unaudited)

As of June 30, 2018

Security Type	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	1.60%
Agency Mortgage-Backed Securities	0.32%
Corporate Bonds	5.67%
Municipal Bonds	0.11%
Non-Agency Asset-Backed Securities	1.81%
Non-Agency Collateralized Mortgage Obligations	0.40%
Non-Agency Commercial Mortgage-Backed Securities	0.39%
Loan Agreements	0.95%
Sovereign Bonds	47.65%
Supranational Banks	2.47%
U.S. Treasury Obligations	28.83%
Common Stock	0.03%
Money Market Fund	2.96%
Short-Term Investments	3.72%
Total Investments	96.91%
Receivables and Other Assets Net of Liabilities	3.09%
Total Net Assets	100.00%

Country*	Percentage of Net Assets
Australia	5.12%
Brazil	0.58%
Canada	2.59%
Cayman Islands	0.63%
China	0.17%
France	0.89%
Germany	0.14%
Ghana	0.29%
India	1.52%
Indonesia	1.47%
Italy	5.85%
Japan	9.52%
Luxembourg	1.31%
Malaysia	0.75%
Mexico	6.84%
Monaco	0.01%
Netherlands	0.13%
New Zealand	4.84%
Peru	0.02%
Philippines	0.39%
Republic of Korea	0.67%
Singapore	2.44%
South Africa	0.00%
Spain	3.60%
Supranational	1.25%
Thailand	0.64%
Ukraine	0.40%
United Kingdom	0.33%
United States	37.84%
Total	90.23%

*	Allocation includes all investments except for short-term investments and money market fund.

LVIP Global Income Fund–2

LVIP Global Income Fund

Security Type/Country Allocations and Credit Quality Breakdown (unaudited) (continued)

Credit Quality Breakdown (as a % of fixed income investments)*
U.S. Government	32.71%
AAA	20.26%
AA	3.82%
A	22.70%
BBB	8.87%
BB	0.68%
B	0.63%
CCC	0.02%
Below CCC	0.70%
Not-Rated	5.65%
Short-Term Investments	3.96%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or Fitch Inc. (“Fitch”). U.S. Treasury Obligations, Agency mortgage-backed, and Agency Collateralized Mortgage Obligation securities appear under “U.S. Government”. Discount notes and U.S. Treasury Bills, appear under “Short-Term Investments”. “Not-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Global Income Fund–3

LVIP Global Income Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.60%
Fannie Mae Connecticut Avenue Securities
•Series 2013-C01 M2 7.341% (LIBOR01M + 5.25%) 10/25/23	380,000	$438,010
•Series 2014-C02 1M2 4.691% (LIBOR01M + 2.60%) 5/25/24	775,000	822,283
•Series 2014-C03 1M2 5.091% (LIBOR01M + 3.00%) 7/25/24	707,390	758,160
•Series 2014-C04 1M2 6.991% (LIBOR01M + 4.90%) 11/25/24	377,283	431,592
•Series 2014-C04 2M2 7.091% (LIBOR01M + 5.00%) 11/25/24	379,333	427,543
•Series 2015-C01 1M2 6.391% (LIBOR01M + 4.30%) 2/25/25	131,961	145,507
•Series 2015-C01 2M2 6.641% (LIBOR01M + 4.55%) 2/25/25	468,423	507,225
•Series 2015-C02 1M2 6.091% (LIBOR01M + 4.00%) 5/25/25	151,543	165,955
•Series 2015-C02 2M2 6.091% (LIBOR01M + 4.00%) 5/25/25	372,708	402,540
•Series 2015-C03 1M2 7.091% (LIBOR01M + 5.00%) 7/25/25	215,378	244,494
•Series 2015-C03 2M2 7.091% (LIBOR01M + 5.00%) 7/25/25	509,158	564,471
•Series 2017-C01 1M2 5.641% (LIBOR01M + 3.55%) 7/25/29	465,000	505,135
•Series 2018-C02 2M1 2.741% (LIBOR01M + 0.65%) 8/25/30	552,076	552,255
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M2 4.291% (LIBOR01M + 2.20%) 2/25/24	186,169	191,439
•Series 2014-DN3 M3 6.091% (LIBOR01M + 4.00%) 8/25/24	215,682	235,451
•Series 2014-HQ1 M3 6.191% (LIBOR01M + 4.10%) 8/25/24	250,000	275,607

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2014-HQ2 M3 5.841% (LIBOR01M + 3.75%) 9/25/24	700,000	$798,904
•Series 2015-DN1 M3 6.241% (LIBOR01M + 4.15%) 1/25/25	962,594	1,033,433
•Series 2015-DNA1 M3 5.391% (LIBOR01M + 3.30%) 10/25/27	250,000	279,241
•Series 2015-DNA2 M3 5.991% (LIBOR01M + 3.90%) 12/25/27	750,000	831,413
•Series 2015-DNA3 M2 4.941% (LIBOR01M + 2.85%) 4/25/28	533,665	553,165
•Series 2015-HQ1 M3 5.891% (LIBOR01M + 3.80%) 3/25/25	860,000	921,380
•Series 2015-HQ2 M3 5.341% (LIBOR01M + 3.25%) 5/25/25	250,000	281,929
•Series 2015-HQA1 M2 4.741% (LIBOR01M + 2.65%) 3/25/28	563,799	574,253
•Series 2015-HQA2 M2 4.891% (LIBOR01M + 2.80%) 5/25/28	488,035	501,724
•Series 2016-DNA1 M3 7.641% (LIBOR01M + 5.55%) 7/25/28	250,000	304,985
•Series 2016-DNA2 M3 6.741% (LIBOR01M + 4.65%) 10/25/28	260,000	300,084
•Series 2016-HQA1 M2 4.841% (LIBOR01M + 2.75%) 9/25/28	663,523	678,669
•Series 2016-HQA2 M2 4.341% (LIBOR01M + 2.25%) 11/25/28	246,033	251,871

Total Agency Collateralized Mortgage Obligations (Cost $13,651,353)		13,978,718

AGENCY MORTGAGE-BACKED SECURITIES–0.32%
Fannie Mae ARM
•3.199% (H15T1Y + 2.00%) 9/1/34	112,673	118,376
•3.243% (LIBOR12M + 1.443%) 11/1/37	29,207	30,257
•3.251% (LIBOR12M + 1.126%) 4/1/38	17,261	18,216

LVIP Global Income Fund–4

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae ARM (continued)
•3.252% (LIBOR12M + 1.502%) 9/1/33	147,236	$153,942
•3.282% (H15T1Y + 2.211%) 6/1/35	626,010	652,350
•3.305% (LIBOR12M + 1.555%) 10/1/35	268,937	278,686
•3.326% (H15T1Y + 2.205%) 9/1/33	49,125	51,881
•3.374% (H15T1Y + 2.122%) 10/1/32	35,963	37,732
•3.47% (H15T1Y + 2.144%) 7/1/34	32,342	34,073
•3.481% (LIBOR12M + 1.66%) 2/1/35	15,248	15,996
•3.513% (LIBOR12M + 1.324%) 10/1/37	21,740	22,425
•3.561% (LIBOR12M + 1.811%) 8/1/36	28,855	30,700
•3.604% (LIBOR12M + 1.845%) 1/1/37	5,496	5,784
•3.696% (LIBOR12M + 1.526%) 4/1/38	79,404	82,294
•3.698% (LIBOR12M + 1.82%) 6/1/36	31,643	33,391
•3.75% (LIBOR12M + 1.75%) 3/1/35	29,185	30,413
•3.751% (LIBOR12M + 1.93%) 1/1/37	78,384	82,699
•3.919% (LIBOR06M + 1.523%) 11/1/34	30,038	31,054
•4.081% (H15T1Y + 2.21%) 4/1/34	142,022	149,980
•4.219% (LIBOR12M + 1.844%) 5/1/36	7,123	7,504
•4.384% (LIBOR12M + 1.84%) 5/1/38	69,667	73,597
Freddie Mac ARM
•3.50% (H15T1Y + 2.25%) 10/1/34	17,065	17,989
•3.521% (H15T1Y + 2.248%) 1/1/35	125,888	133,123
•3.575% (H15T1Y + 2.45%) 7/1/36	65,808	68,007
•3.627% (H15T1Y + 2.28%) 1/1/35	115,122	120,531
•3.659% (H15T1Y + 2.409%) 11/1/33	11,843	12,589
•3.703% (LIBOR06M + 1.594%) 1/1/36	12,706	13,156
•3.766% (H15T1Y + 2.361%) 8/1/31	20,261	21,032

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•3.798% (LIBOR12M + 2.059%) 11/1/36	13,495	$14,277
•3.862% (LIBOR12M + 1.831%) 4/1/38	104,406	110,095
•3.894% (H15T1Y + 2.25%) 3/1/34	13,325	14,081
•3.975% (LIBOR12M + 1.867%) 5/1/38	29,880	31,322
•4.145% (H15T1Y + 2.439%) 4/1/30	40,142	41,809
•4.354% (LIBOR12M + 1.869%) 5/1/38	296,620	312,620

Total Agency Mortgage-Backed Securities (Cost $2,816,320)		2,851,981

ΔCORPORATE BONDS–5.67%
Australia–0.25%
FMG Resources August 2006 Pty 4.75% 5/15/22	300,000	290,625
Westpac Banking
2.10% 2/25/21	1,500,000	1,460,249
2.25% 11/9/20	500,000	491,293

		2,242,167

Canada–0.10%
Harvest Operations 4.20% 6/1/23	100,000	101,219
Royal Bank of Canada 2.10% 10/14/20	500,000	489,711
Valeant Pharmaceuticals International 5.375% 3/15/20	250,000	253,360

		844,290

Cayman Islands–0.13%
Alibaba Group Holding 2.50% 11/28/19	600,000	596,118
JD.com 3.125% 4/29/21	300,000	292,674
•Seven & Seven 3.259% (LIBOR06M + 1.00%) 9/11/19	90,000	89,611
Tencent Holdings 2.985% 1/19/23	200,000	194,581

		1,172,984

China–0.17%
Export-Import Bank of China 2.50% 7/31/19	600,000	596,131
Industrial & Commercial Bank of China
2.957% 11/8/22	300,000	291,008
3.231% 11/13/19	600,000	598,642

		1,485,781

LVIP Global Income Fund–5

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

ΔCORPORATE BONDS (continued)
France–0.15%
Dexia Credit Local 2.375% 9/20/22		300,000	$290,910
Electricite de France 2.15% 1/22/19		1,000,000	997,060

			1,287,970

Germany–0.14%
•Deutsche Bank 3.641% (LIBOR03M + 1.31%) 8/20/20		600,000	597,982
Norddeutsche Landesbank Girozentrale 2.00% 2/5/19		600,000	598,030

			1,196,012

Italy–0.14%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	746,874
Intesa Sanpaolo 3.875% 1/15/19		500,000	500,985

			1,247,859

Luxembourg–0.09%
Allergan Funding 3.45% 3/15/22		600,000	590,878
Altice Financing 7.50% 5/15/26		200,000	193,940

			784,818

Mexico–0.01%
Coca-Cola Femsa 4.625% 2/15/20		100,000	102,267

			102,267

Netherlands–0.13%
•ING Bank 3.027% (LIBOR03M + 0.69%) 10/1/19		500,000	502,333
LyondellBasell Industries 6.00% 11/15/21		300,000	321,292
OCI 6.625% 4/15/23		100,000	101,910
OI European Group 4.00% 3/15/23		200,000	187,000

			1,112,535

Republic of Korea–0.04%
Woori Bank 4.75% 4/30/24		350,000	349,906

			349,906

South Africa–0.00%
@K2016470219 South Africa PIK 3.00% 12/31/22		94,832	3,310

			3,310

Spain–0.06%
Banco Popular Espanol 1.00% 3/3/22	EUR	100,000	120,311
Telefonica Emisiones 5.134% 4/27/20		400,000	412,829

			533,140

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United Kingdom–0.33%
Aptiv 3.15% 11/19/20	500,000	$496,653
HSBC Holdings 3.40% 3/8/21	200,000	200,004
Imperial Brands Finance 2.95% 7/21/20	400,000	396,072
Petrofac 3.40% 10/10/18	200,000	199,250
Sinopec Group Overseas Development 2015 2.50% 4/28/20	500,000	492,847
Sinopec Group Overseas Development 2017 2.375% 4/12/20	300,000	295,253
µStandard Chartered 3.885% 3/15/24	200,000	196,588
State Grid Overseas Investment 2014 2.75% 5/7/19	300,000	299,093
State Grid Overseas Investment 2016 2.75% 5/4/22	300,000	291,277

		2,867,037

United States–3.93%
Amazon.com 2.40% 2/22/23	300,000	288,824
American Airlines Group 5.50% 10/1/19	100,000	101,500
American Tower 3.30% 2/15/21	500,000	499,769
Amgen 2.20% 5/11/20	300,000	295,390
Anadarko Petroleum 4.85% 3/15/21	200,000	205,947
Anheuser-Busch InBev Finance 2.65% 2/1/21	600,000	592,096
Anthem 2.50% 11/21/20	500,000	491,795
Bank of America
2.151% 11/9/20	400,000	390,919
2.65% 4/1/19	700,000	699,334
•3.388% (LIBOR03M + 1.04%) 1/15/19	500,000	502,557
µ3.55% 3/5/24	500,000	495,198
•Bank of New York Mellon 3.191% (LIBOR03M + 0.87%) 8/17/20	500,000	506,747
Bayer US Finance II 3.875% 12/15/23	200,000	200,252
Beazer Homes USA 5.75% 6/15/19	343,000	350,872
Biogen 2.90% 9/15/20	700,000	697,323
California Resources 8.00% 12/15/22	73,000	66,614
Calpine 5.375% 1/15/23	400,000	382,000
Capital One Bank USA 2.30% 6/5/19	800,000	795,417
Capital One Financial 2.50% 5/12/20	1,000,000	986,262

LVIP Global Income Fund–6

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Celgene
2.25% 8/15/21	400,000	$385,077
2.75% 2/15/23	200,000	191,255
CHS 8.125% 6/30/24	100,000	82,938
Citigroup
2.40% 2/18/20	800,000	790,113
•3.101% (LIBOR03M + 0.77%) 4/8/19	200,000	200,868
CNH Industrial Capital 3.875% 10/15/21	400,000	399,000
Crown Castle International 3.15% 7/15/23	300,000	287,513
CVS Health
2.80% 7/20/20	300,000	297,314
3.70% 3/9/23	200,000	199,198
DAE Funding 4.00% 8/1/20	300,000	297,375
Dell International 3.48% 6/1/19	400,000	401,096
Devon Energy 3.25% 5/15/22	300,000	295,171
DISH DBS 5.875% 7/15/22	300,000	283,125
Dollar Tree 3.70% 5/15/23	500,000	496,060
Dominion Energy
2.50% 12/1/19	500,000	495,825
2.579% 7/1/20	400,000	394,323
Enable Midstream Partners 2.40% 5/15/19	400,000	397,559
Energy Transfer Equity 4.25% 3/15/23	200,000	193,502
Energy Transfer Partners 4.20% 9/15/23	200,000	200,133
Enterprise Products Operating
2.55% 10/15/19	200,000	198,712
5.25% 1/31/20	400,000	413,185
Express Scripts Holding 4.75% 11/15/21	100,000	103,251
Fiserv 2.70% 6/1/20	600,000	594,552
Glencore Funding 3.00% 10/27/22	100,000	96,012
Goldman Sachs Group
2.625% 4/25/21	300,000	293,575
•3.541% (LIBOR03M + 1.20%) 9/15/20	1,300,000	1,319,914
HCA
4.25% 10/15/19	100,000	101,000
5.875% 5/1/23	100,000	104,000
HSBC USA 2.00% 8/7/18	600,000	599,683
Jackson National Life Global Funding 2.25% 4/29/21	500,000	485,771
JPMorgan Chase & Co.
1.85% 3/22/19	500,000	496,890
2.20% 10/22/19	1,000,000	990,736
2.40% 6/7/21	200,000	194,934

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Juniper Networks 3.125% 2/26/19	500,000	$501,029
Kinder Morgan 3.05% 12/1/19	200,000	199,450
Kraft Heinz Foods
2.00% 7/2/18	200,000	200,000
3.50% 6/6/22	600,000	594,598
3.50% 7/15/22	200,000	197,860
4.00% 6/15/23	500,000	499,066
Kroger 2.60% 2/1/21	500,000	489,891
Marriott International 2.875% 3/1/21	500,000	493,371
Maxim Integrated Products 2.50% 11/15/18	1,000,000	999,754
Metropolitan Life Global Funding I 3.875% 4/11/22	300,000	304,595
Morgan Stanley
2.80% 6/16/20	400,000	396,959
•3.209% (LIBOR03M + 0.85%) 1/24/19	200,000	200,789
•3.506% (LIBOR03M + 1.14%) 1/27/20	800,000	811,362
Navient
5.50% 1/15/19	500,000	504,625
6.625% 7/26/21	100,000	102,970
8.00% 3/25/20	250,000	264,375
NBCUniversal Enterprise 1.974% 4/15/19	300,000	297,795
New York Life Global Funding 2.10% 1/2/19	1,000,000	997,448
Nuveen Finance 2.95% 11/1/19	300,000	298,926
Owens-Brockway Glass Container 5.00% 1/15/22	200,000	200,000
PetSmart 7.125% 3/15/23	450,000	304,335
Protective Life Global Funding
1.722% 4/15/19	300,000	297,344
2.262% 4/8/20	400,000	393,743
PSEG Power 3.00% 6/15/21	500,000	494,763
Regions Financial 3.20% 2/8/21	300,000	298,631
Sabine Pass Liquefaction 5.625% 2/1/21	300,000	313,693
Sanchez Energy 7.75% 6/15/21	150,000	128,625
Southern 2.35% 7/1/21	400,000	387,743
Sprint Communications 9.00% 11/15/18	37,000	37,786
Sprint Spectrum
3.36% 9/20/21	162,500	161,078
4.738% 3/20/25	200,000	198,960
Sunoco 4.875% 1/15/23	200,000	192,500
Talen Energy Supply 9.50% 7/15/22	300,000	296,064
Tech Data 3.70% 2/15/22	100,000	97,888

LVIP Global Income Fund–7

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Tenet Healthcare
5.50% 3/1/19	160,000	$162,400
7.50% 1/1/22	100,000	104,375
Warner Media 2.10% 6/1/19	500,000	496,623
Zimmer Biomet Holdings 2.70% 4/1/20	700,000	693,507

		34,443,397

Total Corporate Bonds (Cost $50,389,625)		49,673,473

MUNICIPAL BONDS–0.11%
Commonwealth of Pennsylvania Second Series 5.00% 1/15/20	400,000	418,836
San Jose California Redevelopment Agency Successor Agency
Senior Series A-T 2.48% 8/1/21	90,000	88,916
Senior Series A-T 2.63% 8/1/22	300,000	295,788
Texas State Transportation Commission (Highway Improvement) Series A 5.00% 4/1/21	180,000	195,251

Total Municipal Bonds (Cost $1,006,674)		998,791

NON-AGENCY ASSET-BACKED SECURITIES–1.81%
American Express Credit Account Master Trust Series 2017-1 B 2.10% 9/15/22	500,000	493,357
American Homes 4 Rent Series 2015-SFR1 A 3.467% 4/17/52	329,713	326,522
•Atrium X Series 10A CR 4.298% (LIBOR03M + 1.95%) 7/16/25	150,000	149,720
•BlueMountain Fuji US CLO II Series 2017-2A B 4.509% (LIBOR03M + 2.15%) 10/20/30	350,000	351,754
Capital One Multi-Asset Execution Trust Series 2017-A4 A4 1.99% 7/17/23	820,000	803,399
•Carlyle US CLO Series 2017-2A B 4.759% (LIBOR03M + 2.40%) 7/20/31	250,000	250,791
•Catamaran CLO Series 2014-2A BR 5.305% (LIBOR03M + 2.95%) 10/18/26	606,600	606,979

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Centerline REIT Series 2004-RR3 A2 4.76% 9/21/45	77,462	$78,024
Citibank Credit Card Issuance Trust Series 2017-A3 A3 1.92% 4/7/22	600,000	589,841
•Colony American Homes Series 2015-1A A 3.246% (LIBOR01M + 1.20%) 7/17/32	523,495	523,256
•Dryden 38 Senior Loan Fund Series 2015-38A A 3.778% (LIBOR03M + 1.43%) 7/15/27	542,857	542,690
•Dryden 49 Senior Loan Fund Series 2017-49A C 4.705% (LIBOR03M + 2.35%) 7/18/30	100,000	100,416
•Dryden 53 CLO Series 2017-53A C 4.048% (LIBOR03M + 1.70%) 1/15/31	300,000	295,302
Invitation Homes Trust
•Series 2015-SFR3 A 3.373% (LIBOR01M + 1.30%) 8/17/32	261,840	262,166
•Series 2018-SFR3 A 3.00% (LIBOR01M + 1.00%) 7/17/37	540,000	540,676
•Long Point Park CLO Series 2017-1A B 3.386% (LIBOR03M + 1.70%) 1/17/30	300,000	295,372
•Madison Avenue Manufactured Housing Contract Trust Series 2002-A B1 5.341% (LIBOR01M + 3.25%) 3/25/32	54,088	54,745
•Madison Park Funding XXIII Series 2017-23A C 4.716% (LIBOR03M + 2.35%) 7/27/30	400,000	400,892
Mill City Mortgage Loan Trust
•Series 2017-3 A1 2.75% 1/25/61	516,962	506,523
•Series 2018-1 A1 3.25% 5/25/62	340,249	339,007
•Neuberger Berman Loan Advisers CLO Series 2018-27A C 3.717% (LIBOR03M + 1.70%) 1/15/30	300,000	295,368
•Octagon Investment Partners 31 Series 2017-1A C 4.759% (LIBOR03M + 2.40%) 7/20/30	65,415	65,459
•Octagon Investment Partners 35 Series 2018-1A A1B 2.848% (LIBOR03M + 1.10%) 1/20/31	250,000	249,795
Progress Residential Trust Series 2015-SFR2 A 2.74% 6/12/32	98,295	96,920

LVIP Global Income Fund–8

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2017-SFR1 A 2.768% 8/17/34	199,360	$192,843
•RAAC Trust Series 2004-SP1 AII 2.791% (LIBOR01M + 0.70%) 3/25/34	172,679	168,786
Towd Point Mortgage Trust
•Series 2015-2 2A1 3.75% 11/25/57	56,729	57,005
•Series 2015-3 A1A 3.50% 3/25/54	201,653	201,500
•Series 2015-3 A1B 3.00% 3/25/54	108,374	107,596
•Series 2016-1 A1 3.50% 2/25/55	418,980	419,214
•Series 2016-3 A1 2.25% 4/25/56	703,880	687,499
•Series 2016-4 A1 2.25% 7/25/56	956,547	931,321
•Series 2016-5 A1 2.50% 10/25/56	395,647	386,382
•Series 2017-1 A1 2.75% 10/25/56	811,384	794,370
•Series 2017-2 A1 2.75% 4/25/57	836,746	823,012
•Series 2017-4 A1 2.75% 6/25/57	719,138	701,829
•Series 2017-5 A1 2.691% (LIBOR01M + 0.60%) 2/25/57	243,309	243,534
•Series 2018-1 A1 3.00% 1/25/58	192,526	189,565
•Series 2018-3 A1 3.75% 5/25/58	625,000	625,100
•Webster Park CLO Series 2015-1A A2R 3.95% (LIBOR03M + 1.60%) 7/20/30	250,000	250,000
West CLO
•Series 2014-1A A2R 3.705% (LIBOR03M + 1.35%) 7/18/26	310,000	307,872
•Series 2014-1A BR 4.205% (LIBOR03M + 1.85%) 7/18/26	560,000	556,587

Total Non-Agency Asset-Backed Securities (Cost $16,030,375)		15,862,989

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.40%
•tCHL Mortgage Pass Through Trust Series 2004-11 2A1 3.634% 7/25/34	65,080	65,070

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•CSMC Trust Series 2014-IVR3 A1 3.50% 7/25/44	113,274	$112,177
•HarborView Mortgage Loan Trust Series 2004-1 3A 3.505% 4/19/34	209,231	216,576
•Impac Secured Assets Series 2004-4 M1 2.856% (LIBOR01M + 0.765%) 2/25/35	59,226	59,180
•IndyMac Index Mortgage Loan Trust Series 2005-AR1 1A1 3.839% 3/25/35	304,734	307,887
•JPMorgan Mortgage Trust Series 2004-A1 5A1 3.755% 2/25/34	265,804	271,675
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 2.831% (LIBOR01M + 0.74%) 3/25/28	41,245	39,563
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 3.661% 10/25/34	242,290	242,814
•Series 2004-10AR 2A2 3.757% 11/25/34	171,336	173,949
•New York Mortgage Trust Series 2005-3 M1 2.766% (LIBOR01M + 0.675%) 2/25/36	21,877	19,746
•Sequoia Mortgage Trust Series 2004-10 A2 2.724% (LIBOR01M + 0.64%) 11/20/34	286,021	283,079
•Structured ARM Loan Trust Series 2004-12 3A1 3.735% 9/25/34	215,839	215,394
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 2.785% (LIBOR01M + 0.70%) 1/19/34	239,127	233,535
•Series 2004-AR6 A1A 2.785% (LIBOR01M + 0.70%) 2/19/35	271,176	268,598
WaMu Mortgage Pass Through Certificates Trust
•tSeries 2005-AR8 2AB2 2.931% (LIBOR01M + 0.84%) 7/25/45	106,545	106,514
•tSeries 2005-AR19 A1A1 2.361% (LIBOR01M + 0.27%) 12/25/45	282,713	282,727
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 3.589% 11/25/33	209,397	212,444
•Series 2003-O 1A2 3.608% 1/25/34	67,910	69,945

LVIP Global Income Fund–9

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
•Series 2004-X 1A1 3.68% 11/25/34	84,755	$85,829
•Series 2005-AR9 2A2 3.709% 10/25/33	280,368	280,222

Total Non-Agency Collateralized Mortgage Obligations (Cost $3,465,753)		3,546,924

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.39%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK-A 2.959% 12/10/30	282,000	277,204
•CD Commercial Mortgage Trust Series 2005-CD1 E 5.431% 7/15/44	58,669	58,606
•COMM Mortgage Trust Series 2014-277P A 3.732% 8/10/49	170,000	170,742
Commercial Mortgage Trust
•Series 2006-GG7 AJ 5.951% 7/10/38	301,000	276,219
•Series 2006-GG7 AM 5.951% 7/10/38	85,750	85,764
Core Industrial Trust Series 2015-CALW A 3.04% 2/10/34	775,000	768,994
•*Csail Commercial Mortgage Trust Series 2015-C2 XA 0.968% 6/15/57	6,696,725	277,803
•GE Commercial Mortgage Series 2007-C1 AM 5.606% 12/10/49	143,315	142,364
•JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5 F 5.895% 12/15/44	209,523	209,296
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.54% 11/12/37	32,019	31,973

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBP Depositor Trust Series 2010-OBP A 4.646% 7/15/45	730,000	$748,066
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 A2 2.399% 11/15/49	378,000	368,024

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $3,505,053)		3,415,055

LOAN AGREEMENTS–0.95%
•Altice US Finance I Tranche B 1st Lien 4.344% (LIBOR03M + 2.25%) 7/28/25	24,679	24,540
•AMC Entertainment Holdings Tranche B 1st Lien
4.323% (LIBOR03M + 2.25%) 12/15/22	14,975	14,940
4.323% (LIBOR03M + 2.25%) 12/15/23	85,358	85,172
•Ascena Retail Group Tranche B 1st Lien 6.625% (LIBOR03M + 4.50%) 8/21/22	292,874	262,268
•Ashland Tranche B 1st Lien 3.73% (LIBOR03M + 1.75%) 5/25/24	390,506	390,018
•Avis Budget Car Rental Tranche B 1st Lien 4.34% (LIBOR03M + 2.00%) 2/13/25	204,406	204,917
•B&G Foods 1st Lien 4.094% (LIBOR03M + 2.00%) 11/2/22	182,195	182,385
•Bowie Resource Holdings Tranche B 1st Lien 7.844% (LIBOR03M + 5.75%) 8/12/20	133,594	131,813
•Caraustar Industries 1st Lien 7.834% (LIBOR03M + 5.50%) 3/9/22	35,609	35,866
•Chemours 1st Lien 3.74% (LIBOR03M + 1.75%) 4/3/25	42,591	42,111
•CommScope Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 12/29/22	151,591	152,255

LVIP Global Income Fund–10

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Consolidated Communications Tranche B 1st Lien 4.99% (LIBOR03M + 3.00%) 10/5/23	23,891	$23,585
•CROWN Americas Tranche B 1st Lien 4.312% (LIBOR03M + 2.00%) 1/29/25	230,709	231,189
•CSC Holdings Tranche B 1st Lien 4.323% (LIBOR03M + 2.25%) 7/17/25	82,209	81,790
•DaVita Tranche B 1st Lien 4.844% (LIBOR03M + 2.75%) 6/24/21	192,332	193,070
•EFS Cogen Holdings I Tranche B 1st Lien 5.59% (LIBOR03M + 3.25%) 6/28/23	14,806	14,817
•Endo International Tranche B 1st Lien 6.375% (LIBOR03M + 4.25%) 4/27/24	217,462	217,462
•Evergreen Acqco 1 Tranche C 1st Lien 6.112% (LIBOR03M + 3.75%) 10/3/19	182,109	178,695
•Fieldwood Energy 1st Lien 7.344% (LIBOR03M + 5.25%) 4/11/22	604,108	606,296
•General Nutrition Centers Tranche B 1st Lien 10.85% (LIBOR03M + 8.75%) 3/4/21	127,698	123,024
•Global Tel*Link Tranche B 1st Lien 6.334% (LIBOR03M + 4.00%) 5/21/20	25,934	26,074
•Gray Television Tranche B 1st Lien 4.251% (LIBOR03M + 2.25%) 2/7/24	179,091	178,733
•Greektown Holdings Tranche B 1st Lien 5.094% (LIBOR03M + 3.00%) 4/25/24	223,676	223,303
•Harbor Freight Tools USA 1st Lien 4.594% (LIBOR03M + 2.50%) 8/16/23	149,234	148,737
•Harsco Tranche B 1st Lien 4.25% (LIBOR03M + 2.25%) 12/9/24	28,867	28,939

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Helix Gen Funding Tranche B 1st Lien 5.844% (LIBOR03M + 3.75%) 6/3/24	480,841	$482,445
•Hertz Tranche B 1st Lien 4.66% (LIBOR03M + 2.75%) 6/30/23	293,955	292,361
•IQVIA Tranche B 1st Lien 4.084% (LIBOR03M + 1.75%) 6/8/25	58,506	58,067
•IQVIA Tranche B2 1st Lien 4.334% (LIBOR03M + 2.00%) 1/18/25	195,623	194,251
•JBS USA LUX Tranche B 1st Lien 4.835% (LIBOR03M + 2.50%) 10/30/22	303,481	301,584
•KAR Auction Services Tranche B5 1st Lien 4.625% (LIBOR03M + 2.50%) 3/9/23	47,318	47,185
•Las Vegas Sands Tranche B 3.73% (LIBOR03M + 1.75%) 3/27/25	79,800	79,358
•Mission Broadcasting 1st Lien 4.592% (LIBOR03M + 2.50%) 1/17/24	32,910	32,943
•Navios Maritime Midstream Partners Tranche B 1st Lien 6.83% (LIBOR03M + 4.50%) 6/18/20	131,287	129,974
•Navistar Tranche B 1st Lien 5.53% (LIBOR03M + 3.50%) 11/6/24	128,228	128,469
•Nexstar Broadcasting Tranche B 1st Lien 4.592% (LIBOR03M + 2.50%) 1/17/24	246,868	247,113
•NRG Energy Tranche B 1st Lien 4.084% (LIBOR03M + 1.75%) 6/30/23	117,600	117,034
•ON Semiconductor Tranche B3 1st Lien 3.844% (LIBOR03M + 1.75%) 3/31/23	140,867	140,985
•Onsite Rental Group 1st Lien 8.051% (LIBOR03M +5.74%) 10/25/22	88,583	87,697
•Onsite Rental Group Secured Note 2.312% (LIBOR03M) 10/26/23	121,112	93,862

LVIP Global Income Fund–11

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•OSG Bulk Ships Tranche B - Exit 1st Lien 6.77% (LIBOR03M + 4.25%) 8/5/19	89,837	$89,388
•Oxbow Carbon Tranche A 1st Lien 4.594% (LIBOR03M + 2.50%) 1/4/22	114,000	114,285
•Oxbow Carbon Tranche B 1st Lien 5.844% (LIBOR03M + 3.75%) 1/4/23	78,000	78,878
•PetSmart 1st Lien 5.01% (LIBOR03M + 3.00%) 3/11/22	119,928	99,448
•Pinnacle Foods Finance Tranche B 1st Lien 4.104% (LIBOR03M + 1.75%) 2/3/24	34,058	34,105
•Post Holdings Tranche B 1st Lien 4.10% (LIBOR03M + 2.00%) 5/24/24	148,872	148,199
•Rackspace Hosting Tranche B 1st Lien 5.363% (LIBOR03M + 3.00%) 11/3/23	47,991	47,461
•Sinclair Television Group Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 1/31/25	290,000	289,458
•Smart & Final Stores Tranche B 1st Lien 5.594% (LIBOR03M + 3.50%) 11/15/22	99,791	97,629
•Spectrum Brands Tranche B 1st Lien 4.363% (LIBOR03M + 2.00%) 6/23/22	192,563	192,545
•Syneos Health Tranche B 1st Lien 4.094% (LIBOR03M + 2.00%) 8/1/24	428,642	427,101
•TI Group Automotive Systems Tranche B 1st Lien 4.594% (LIBOR03M + 2.50%) 6/30/22	101,492	101,682
•Trans Union Tranche A2 1st Lien 3.853% (LIBOR03M + 1.50%) 8/9/22	61,310	61,233

	Principal Amount°		Value (U.S. $)

LOAN AGREEMENTS (continued)
•US Renal Care 1st Lien 6.584% (LIBOR03M + 4.25%) 12/31/22		137,926	$136,144
•Valeant Pharmaceuticals International Tranche B 1st Lien 4.982% (LIBOR03M + 3.00%) 5/30/25		58,945	58,822
•WEX Tranche B2 1st Lien 4.344% (LIBOR03M + 2.25%) 7/1/23		93,382	93,525

Total Loan Agreements (Cost $8,390,222)			8,305,230

ΔSOVEREIGN BONDS–47.65%
Australia–4.86%
Australia Government Bonds
2.75% 11/21/27	AUD	17,700,000	13,244,518
3.00% 3/21/47	AUD	8,600,000	6,248,349
3.25% 4/21/25	AUD	10,400,000	8,070,378
4.75% 4/21/27	AUD	9,500,000	8,220,741
5.25% 3/15/19	AUD	9,000,000	6,816,604

			42,600,590

Brazil–0.58%
≠Brazil Letras do Tesouro Nacional 10.865% 7/1/20	BRL	1,240,000	270,466
Brazil Notas do Tesouro Nacional Inflation Linked Bond Series B 6.00% 8/15/18	BRL	100,000	82,610
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/21	BRL	4,810,000	1,262,102
10.00% 1/1/25	BRL	10,525,000	2,566,297
10.00% 1/1/27	BRL	3,889,000	923,417

			5,104,892

Canada–2.47%
Canadian Government Bonds
0.75% 9/1/21	CAD	7,500,000	5,487,126
1.50% 6/1/26	CAD	11,550,000	8,379,010
1.75% 3/1/19	CAD	4,500,000	3,425,805
≠2.361% 6/1/37	CAD	4,000,000	4,349,873

			21,641,814

France–0.75%
French Republic Government Bond O.A.T.
1.25% 5/25/36	EUR	3,500,000	4,144,637
1.50% 5/25/31	EUR	1,900,000	2,391,591

			6,536,228

Ghana–0.29%
Ghana Government Bonds 16.25% 5/17/21	GHS	170,000	34,234

LVIP Global Income Fund–12

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Ghana (continued)
Ghana Government Bonds (continued)
16.50% 3/22/21	GHS	150,000	$30,381
17.60% 11/28/22	GHS	50,000	10,376
18.25% 9/21/20	GHS	100,000	20,904
18.75% 1/24/22	GHS	1,280,000	274,057
19.00% 11/2/26	GHS	3,850,000	838,827
19.75% 3/25/24	GHS	1,280,000	284,985
19.75% 3/15/32	GHS	3,850,000	908,516
21.50% 3/9/20	GHS	100,000	22,028
24.50% 6/21/21	GHS	50,000	11,965
24.75% 3/1/21	GHS	150,000	35,670
24.75% 7/19/21	GHS	150,000	36,218

			2,508,161

India–1.52%
India Government Bonds
8.13% 9/21/22	INR	840,000,000	12,394,337
8.83% 11/25/23	INR	60,000,000	909,042

			13,303,379

Indonesia–1.47%
Indonesia Treasury Bonds
7.00% 5/15/27	IDR	130,488,000,000	8,580,064
8.25% 7/15/21	IDR	1,870,000,000	133,138
8.375% 3/15/34	IDR	29,440,000,000	2,059,567
8.75% 5/15/31	IDR	14,332,000,000	1,047,643
9.00% 3/15/29	IDR	5,142,000,000	383,407
10.00% 2/15/28	IDR	7,040,000,000	552,687
10.50% 8/15/30	IDR	1,160,000,000	94,913

			12,851,419

Italy–5.71%
Italy Buoni Poliennali Del Tesoro
0.05% 4/15/21	EUR	5,650,000	6,420,206
0.95% 3/1/23	EUR	5,000,000	5,638,757
1.45% 5/15/25	EUR	7,500,000	8,300,798
2.00% 2/1/28	EUR	11,500,000	12,689,683
2.95% 9/1/38	EUR	11,250,000	12,694,101
4.75% 9/1/44	EUR	3,000,000	4,296,941

			50,040,486

Japan–9.52%
Japan Government 5 yr Bonds 0.10% 6/20/26	JPY	2,600,000,000	23,740,655
Japan Government 10 yr Bonds 0.10% 6/20/21	JPY	2,300,000,000	20,914,887
Japan Government 20 yr Bonds
0.20% 6/20/36	JPY	638,000,000	5,553,409
1.50% 3/20/34	JPY	970,000,000	10,373,485
1.60% 6/20/30	JPY	350,000,000	3,712,365
1.90% 3/22/21	JPY	809,000,000	7,711,137
1.90% 6/20/25	JPY	456,000,000	4,682,263

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 30 yr Bonds 1.70% 9/20/44	JPY	595,000,000	$6,727,614

			83,415,815

Malaysia–0.75%
Malaysia Government Bonds
3.899% 11/16/27	MYR	2,750,000	657,140
3.90% 11/30/26	MYR	11,000,000	2,638,693
4.181% 7/15/24	MYR	13,023,000	3,232,941

			6,528,774

Mexico–6.83%
Mexican Bonos
5.00% 12/11/19	MXN	357,130,000	17,306,741
6.50% 6/10/21	MXN	191,720,000	9,355,162
7.50% 6/3/27	MXN	107,760,000	5,397,428
7.75% 11/23/34	MXN	269,420,000	13,704,433
8.00% 6/11/20	MXN	5,810,000	294,352
8.50% 12/13/18	MXN	134,350,000	6,784,387
10.00% 11/20/36	MXN	15,000,000	931,574
Mexican Cetes
≠7.56% 7/5/18	MXN	51,000	256
≠7.718% 8/16/18	MXN	9,000	45
≠7.73% 8/9/18	MXN	28,000	140
≠7.76% 8/30/18	MXN	8,000	40
≠7.766% 9/27/18	MXN	8,000	40
≠7.90% 12/6/18	MXN	151,915,000	738,698
≠7.92% 11/8/18	MXN	48,402,000	236,799
≠7.927% 3/28/19	MXN	354,353,000	1,682,139
≠7.96% 1/31/19	MXN	135,821,000	652,507
≠7.984% 5/23/19	MXN	480,792,000	2,255,433
Mexican Udibonos
2.50% 12/10/20	MXN	4,504,134	220,120
4.00% 6/13/19	MXN	5,718,867	288,550

			59,848,844

New Zealand–4.84%
New Zealand Government Bonds
2.75% 4/15/37	NZD	8,400,000	5,352,899
4.50% 4/15/27	NZD	18,000,000	13,953,277
5.50% 4/15/23	NZD	15,000,000	11,698,603
6.00% 5/15/21	NZD	15,150,000	11,421,645

			42,426,424

Peru–0.02%
Peru Government Bond 7.84% 8/12/20	PEN	427,000	143,612

			143,612

Philippines–0.39%
Philippine Government Bonds 3.375% 8/20/20	PHP	6,330,000	114,836

LVIP Global Income Fund–13

LVIP Global Income Fund

Statement of Net Assets (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippine Government Bonds (continued)
3.875% 11/22/19	PHP	88,610,000	$1,643,812
5.00% 8/18/18	PHP	6,960,000	130,558
Philippine Treasury Bill
≠2.629% 9/5/18	PHP	17,470,000	325,126
≠2.631% 9/12/18	PHP	10,550,000	196,195
≠2.636% 8/29/18	PHP	19,190,000	357,403
≠2.921% 12/5/18	PHP	9,840,000	181,406
≠2.944% 12/12/18	PHP	10,790,000	198,779
≠2.948% 11/28/18	PHP	14,860,000	274,147

			3,422,262

Republic of Korea–0.63%
Korea Treasury Bonds
1.75% 12/10/20	KRW	4,405,000,000	3,921,695
3.375% 9/10/23	KRW	1,004,000,000	942,792
3.50% 3/10/24	KRW	702,000,000	665,354

			5,529,841

Singapore–2.44%
Singapore Government Bonds
2.00% 7/1/20	SGD	9,800,000	7,200,357
2.375% 6/1/25	SGD	4,500,000	3,297,798
2.875% 9/1/30	SGD	14,500,000	10,913,578

			21,411,733

Spain–3.54%
Spain Government Bonds
1.40% 1/31/20	EUR	4,000,000	4,797,243
1.60% 4/30/25	EUR	4,500,000	5,547,604
4.20% 1/31/37	EUR	10,500,000	16,428,898
5.85% 1/31/22	EUR	3,000,000	4,232,703

			31,006,448

Thailand–0.64%
Thailand Government Bond 3.875% 6/13/19	THB	183,130,000	5,647,656

			5,647,656

Ukraine–0.40%
•≠Ukraine Government International Bonds GDP Linked 3.029% 5/31/40		5,482,000	3,487,566

			3,487,566

Total Sovereign Bonds (Cost $417,558,679)			417,455,944

SUPRANATIONAL BANKS–2.47%
Asian Development Bank 2.35% 6/21/27	JPY	1,000,000,000	10,920,761

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank 2.15% 1/18/27	JPY	1,000,000,000	$10,710,039

Total Supranational Banks (Cost $20,545,602)			21,630,800

U.S. TREASURY OBLIGATIONS–28.83%
U.S. Treasury Bonds
2.50% 2/15/46		18,500,000	16,824,522
3.125% 8/15/44		11,000,000	11,297,773
3.625% 8/15/43		9,000,000	10,034,297
4.50% 5/15/38		11,300,000	14,010,896
5.375% 2/15/31		7,650,000	9,668,584
U.S. Treasury Inflation Index Notes
0.125% 4/15/21		792,840	780,754
0.125% 1/15/22		2,546,031	2,502,954
1.375% 1/15/20		1,274,482	1,289,045
1.875% 7/15/19		733,388	745,368
U.S. Treasury Notes
1.00% 8/31/19		25,500,000	25,089,111
1.125% 4/30/20		25,000,000	24,381,348
1.625% 12/31/19		3,500,000	3,457,070
1.625% 8/15/22		32,750,000	31,377,313
1.625% 2/15/26		28,000,000	25,692,736
1.75% 9/30/19		26,596,000	26,374,713
1.75% 3/31/22		800,000	773,625
2.00% 8/31/21		1,125,000	1,103,203
2.125% 9/30/21		1,100,000	1,082,318
2.125% 12/31/21		3,000,000	2,946,445
2.25% 4/30/21		700,000	693,123
2.25% 7/31/21		500,000	494,424
2.50% 5/15/24		24,000,000	23,627,345
2.75% 2/28/25		15,900,000	15,845,654
3.375% 11/15/19		500,000	506,084
3.625% 8/15/19		1,900,000	1,925,457

Total U.S. Treasury Obligations (Cost $255,655,378)			252,524,162

		Number of Shares

COMMON STOCK–0.03%
†=Appvion		5,591	57,909
†Halcon Resources		4,396	19,298
†=Holdco Class A		1,232,692	899
†=Remington Outdoor		17,990	148,062

Total Common Stock (Cost $310,616)			226,168

LVIP Global Income Fund–14

LVIP Global Income Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.96%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	25,898,165	$25,898,165

Total Money Market Fund (Cost $25,898,165)		25,898,165

	Principal Amount°

SHORT-TERM INVESTMENTS–3.72%
≠Discount Note–0.57%
Federal Home Loan Bank 0.775% 7/2/18	5,000,000	5,000,000

		5,000,000

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠U.S. Treasury Obligations–3.15%
U.S. Treasury Bills
1.625% 6/30/19	25,000,000	$24,819,825
1.719% 7/19/18	2,800,000	2,797,709

		27,617,534

Total Short-Term Investments (Cost $32,767,557)		32,617,534

TOTAL VALUE OF SECURITIES–96.91% (Cost $851,991,372)	848,985,934
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.09%	27,055,912

NET ASSETS APPLICABLE TO 77,342,242 SHARES OUTSTANDING–100.00%	$876,041,846

NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND STANDARD CLASS ($192,334,522 / 16,880,020 Shares)	$11.394

NET ASSET VALUE PER SHARE–LVIP GLOBAL INCOME FUND SERVICE CLASS ($683,707,324 / 60,462,222 Shares)	$11.308

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:

Shares of beneficial interest (unlimited authorization–no par)	$867,666,797
Accumulated net investment loss	(1,717,352)
Accumulated net realized gain on investments	9,045,140
Net unrealized appreciation of investments, foreign currencies and derivatives	1,047,261

TOTAL NET ASSETS	$876,041,846

Δ	Securities have been classified by country of origin.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $29,435 cash collateral held at broker for futures contracts, $2,406 variation margin due to broker on futures contracts, $2,169,645 cash collateral held at brokers for centrally cleared swap contracts, $339,000 cash collateral held at brokers for certain open bilateral derivatives, $1,050,000 cash collateral due to brokers for certain open bilateral derivatives, $8,889 variation margin due to brokers on swap contracts, $977,922 payable for securities purchased, $319,973 payable for fund shares redeemed, $28,358 capital gain taxes payable, $588,781 due to manager and affiliates, and $86,872 other accrued expenses payable as of June 30, 2018.

@	PIK. 100% of the income received was in the form of additional par.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP Global Income Fund–15

LVIP Global Income Fund

Statement of Net Assets (continued)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(618,061)	USD	745,135	7/9/18	$22,845	$—
BAML	EUR	(705,000)	USD	835,051	8/22/18	8,327	—
BAML	EUR	(1,854,185)	USD	2,176,590	9/7/18	—	(442)
BAML	JPY	(61,110,000)	USD	558,082	8/20/18	4,102	—
BAML	JPY	(34,125,000)	USD	309,571	8/24/18	128	—
BAML	JPY	(61,110,000)	USD	555,985	9/18/18	826	—
BCLY	EUR	(5,937,614)	USD	7,286,343	7/31/18	335,735	—
BCLY	EUR	(5,937,614)	USD	7,002,584	8/31/18	34,857	—
BCLY	JPY	(288,100,000)	USD	2,612,962	7/17/18	7,607	—
BCLY	JPY	(49,760,000)	USD	462,249	7/31/18	11,817	—
BCLY	JPY	(81,840,000)	USD	754,668	8/29/18	12,277	—
BCLY	JPY	(79,441,000)	USD	728,385	9/28/18	6,159	—
BCLY	JPY	(108,530,000)	USD	1,004,219	1/24/19	7,813	—
BCLY	JPY	(13,360,000)	USD	127,477	2/15/19	4,605	—
BNYM	AUD	(57,433,000)	USD	43,452,073	7/31/18	943,921	—
BNYM	CAD	(16,183,000)	USD	12,579,188	7/31/18	262,453	—
BNYM	EUR	(26,572,500)	USD	32,183,013	7/31/18	1,077,082	—
BNYM	GBP	39,479,500	USD	(55,286,697)	7/31/18	—	(3,105,463)
BNYM	JPY	(6,164,237,500)	USD	56,818,485	7/31/18	1,019,200	—
BNYM	MXN	(124,232,000)	USD	6,436,264	7/31/18	213,231	—
BNYM	NZD	(61,879,000)	USD	43,747,406	7/31/18	1,835,482	—
BNYM	SEK	180,488,000	USD	(20,524,110)	7/31/18	—	(323,762)
BNYM	SGD	(28,961,500)	USD	21,835,817	7/31/18	566,319	—
CITI	AUD	(1,703,000)	USD	1,276,739	8/22/18	16,202	—
CITI	BRL	11,260,795	USD	(3,202,820)	11/5/18	—	(333,978)
CITI	EUR	(146,969)	USD	177,049	8/6/18	4,924	—
CITI	EUR	(1,630,646)	USD	1,932,674	8/22/18	20,483	—
CITI	JPY	(15,350,000)	USD	139,150	7/12/18	385	—
CITI	JPY	(25,100,000)	USD	236,196	7/13/18	9,274	—
CITI	JPY	(105,000,000)	USD	980,850	7/24/18	30,848	—
CITI	JPY	(336,389,300)	USD	3,117,371	8/8/18	70,568	—
CITI	JPY	(36,124,000)	USD	333,995	8/13/18	6,688	—
CITI	JPY	(9,136,500)	USD	83,949	8/16/18	1,149	—
CITI	JPY	(11,394,000)	USD	103,308	8/22/18	4	—
CITI	JPY	(109,831,000)	USD	993,963	8/23/18	—	(1,904)
CITI	JPY	(170,648,500)	USD	1,575,512	9/4/18	26,836	—
CITI	JPY	(230,500,000)	USD	2,107,910	9/10/18	15,144	—
CITI	JPY	(9,136,500)	USD	83,703	12/18/18	72	—
CITI	KRW	(6,020,000,000)	USD	5,676,300	9/17/18	256,701	—
DB	EUR	(912,430)	USD	1,067,908	7/5/18	1,926	—
DB	EUR	(1,488,375)	USD	1,851,397	7/12/18	111,629	—
DB	EUR	(946,717)	USD	1,138,356	8/15/18	28,799	—
DB	EUR	(2,196,300)	USD	2,604,273	8/24/18	28,352	—
DB	EUR	(282,055)	USD	333,098	8/29/18	2,161	—
DB	EUR	(912,430)	USD	1,072,835	9/7/18	1,534	—
DB	EUR	(532,907)	USD	665,819	9/19/18	39,548	—
DB	EUR	(281,944)	USD	329,612	9/28/18	—	(1,960)

LVIP Global Income Fund–16

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	INR	13,590,000	USD	(205,909)	10/9/18	$—	$(10,193)
DB	JPY	(284,100,000)	USD	2,674,385	7/13/18	105,917	—
DB	JPY	(25,363,000)	USD	230,488	8/21/18	549	—
DB	JPY	(11,260,000)	USD	106,558	8/27/18	4,431	—
DB	JPY	(23,347,000)	USD	215,316	8/29/18	3,530	—
DB	JPY	(54,738,000)	USD	503,060	9/5/18	6,263	—
DB	KRW	(7,965,000,000)	USD	7,436,697	11/30/18	242,918	—
DB	MXN	(7,280,552)	USD	364,260	7/2/18	—	(2,152)
GSC	EUR	(221,966)	USD	276,438	7/13/18	16,962	—
GSC	EUR	(152,500)	USD	186,146	7/31/18	7,629	—
GSC	EUR	(989,278)	USD	1,202,863	8/3/18	44,532	—
GSC	EUR	(561,250)	USD	662,841	8/29/18	4,322	—
GSC	EUR	(2,304,278)	USD	2,714,785	9/4/18	9,911	—
GSC	EUR	(561,250)	USD	655,556	9/28/18	—	(4,484)
GSC	JPY	(43,530,000)	USD	400,784	7/31/18	6,747	—
HSBC	EUR	(1,879,250)	USD	2,313,873	7/10/18	117,545	—
HSBC	EUR	(461,000)	USD	572,047	7/16/18	33,019	—
HSBC	EUR	(520,000)	USD	634,186	8/2/18	25,375	—
HSBC	JPY	(50,970,000)	USD	462,522	7/17/18	1,589	—
HSBC	JPY	(19,870,000)	USD	182,948	8/15/18	2,886	—
HSBC	JPY	(67,011,000)	USD	612,378	8/29/18	4,505	—
HSBC	JPY	(39,672,000)	USD	366,146	9/4/18	6,114	—
HSBC	JPY	(53,500,000)	USD	490,690	9/6/18	5,094	—
HSBC	JPY	(51,004,000)	USD	466,045	9/25/18	2,457	—
HSBC	KRW	(7,310,000,000)	USD	6,807,916	9/5/18	230,409	—
HSBC	KRW	(1,565,176,000)	USD	1,464,834	10/30/18	53,119	—
HSBC	KRW	(880,000,000)	USD	821,163	3/20/19	22,786	—
JPMC	AUD	(1,412,500)	USD	1,075,251	7/16/18	29,882	—
JPMC	AUD	(896,648)	USD	678,287	7/31/18	14,647	—
JPMC	AUD	(1,412,500)	USD	1,068,810	8/15/18	23,321	—
JPMC	AUD	(1,412,500)	USD	1,075,638	9/14/18	30,066	—
JPMC	AUD	(1,412,500)	USD	1,069,234	10/15/18	23,465	—
JPMC	BRL	9,372,629	USD	(2,496,039)	9/5/18	—	(95,520)
JPMC	CAD	(198,000)	USD	157,561	10/9/18	6,684	—
JPMC	EUR	(1,774,000)	USD	2,159,445	8/2/18	82,460	—
JPMC	EUR	(5,270)	USD	6,323	8/9/18	149	—
JPMC	EUR	(33,513)	USD	40,033	8/10/18	771	—
JPMC	EUR	(110,916)	USD	132,255	8/17/18	2,240	—
JPMC	EUR	(414,981)	USD	492,160	8/20/18	5,607	—
JPMC	EUR	(300,521)	USD	357,139	8/21/18	4,759	—
JPMC	EUR	(441,624)	USD	551,818	9/19/18	32,822	—
JPMC	IDR	(480,510,879)	USD	33,613	7/2/18	31	—
JPMC	JPY	(203,409,000)	USD	1,850,837	7/23/18	10,596	—
JPMC	JPY	(720,006,000)	USD	6,787,770	8/16/18	262,607	—
JPMC	JPY	(5,642,500)	USD	51,669	8/27/18	492	—
JPMC	JPY	(113,300,000)	USD	1,041,068	9/5/18	12,768	—
JPMC	JPY	(274,457,000)	USD	2,504,764	9/14/18	12,169	—
JPMC	JPY	(114,500,000)	USD	1,043,679	9/18/18	3,495	—
JPMC	JPY	(24,468,902)	USD	223,533	9/25/18	1,130	—
JPMC	JPY	(5,819,000)	USD	53,369	9/28/18	467	—
JPMC	JPY	(286,000,000)	USD	2,725,301	10/9/18	122,768	—
JPMC	MXN	14,640,000	USD	(779,001)	10/9/18	—	(53,706)
JPMC	PLN	430,000	USD	(127,111)	9/19/18	—	(12,158)
JPMC	SEK	1,850,000	USD	(225,143)	9/19/18	—	(17,269)
MSC	EUR	(115,750)	USD	137,149	7/23/18	1,735	—

LVIP Global Income Fund–17

LVIP Global Income Fund

Statement of Net Assets (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	JPY	(24,440,000)	USD	225,509	7/26/18	$4,354	$—
MSC	JPY	(24,440,000)	USD	221,955	7/31/18	722	—
MSC	JPY	(9,000,000)	USD	82,143	9/18/18	382	—
SCB	EUR	(2,145,000)	USD	2,502,271	7/23/18	—	(7,131)
SCB	EUR	(107,800)	USD	126,948	9/6/18	388	—
SCB	GHS	(21,088)	USD	4,411	7/5/18	19	—
SCB	JPY	(5,370,800)	USD	49,341	8/16/18	668	—
SCB	JPY	(31,894,000)	USD	289,425	8/24/18	213	—
SCB	JPY	(46,050,000)	USD	440,214	10/5/18	21,311	—
SCB	JPY	(63,360,000)	USD	585,582	1/22/19	3,971	—
UBS	EUR	(136,016)	USD	167,850	7/9/18	8,897	—
UBS	EUR	(60,150)	USD	71,530	8/21/18	1,001	—
UBS	EUR	(984,000)	USD	1,164,677	8/23/18	10,689	—
UBS	EUR	(136,016)	USD	160,463	9/6/18	777	—

Total Foreign Currency Exchange Contracts						$8,745,145	$(3,970,122)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
77 U.S. Treasury 2 yr Notes	$16,310,766	$16,351,865	10/1/18	$—	$(41,099)
(14) U.S. Treasury 10 yr Notes	(1,682,625)	(1,684,119)	9/20/18	1,494	—

Total Futures Contracts				$1,494	$(41,099)

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased/ Moody’s Ratings
Navient 5.50% 1/25/23/Ba3 -Quarterly	300,000	5.00%	3/20/19	$(10,067)	$(8,881)	$—	$(1,186)
Turkey Republic 11.875% 1/15/30/Ba2 -Quarterly	56,000	1.00%	6/20/23	4,720	2,452	2,268	—

					(6,429)	2,268	(1,186)

Protection Sold/ Moody’s Ratings
CDX.EM.29[4] -Quarterly	400,000	1.00%	6/20/23	(15,878)	(7,650)	—	(8,228)
CDX.NA.HY.30[5] -Quarterly	2,185,000	5.00%	6/20/23	127,457	126,811	646	—
Indonesia Republic 5.875% 3/13/20/Baa2 -Quarterly	150,000	1.00%	6/20/23	(2,463)	236	—	(2,699)

					119,397	646	(10,927)

LVIP Global Income Fund–18

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Over-The-Counter:
Protection Purchased/ Moody’s Ratings
BCLY Best Buy 5.50% 3/15/21/Baa1 -Quarterly	50,000	5.00%	6/20/22	$(8,265)	$(6,808)	$—	$(1,457)
BCLY Tenet Healthcare 6.875% 11/15/31/Caa1 -Quarterly	160,000	5.00%	3/20/19	(5,278)	(2,599)	—	(2,679)
CITI Ally Financial 7.50% 9/15/20/Ba3 -Quarterly	80,000	5.00%	12/20/22	(12,177)	(13,057)	880	—
CITI American Airlines Group 5.50% 10/1/19/B1 -Quarterly	100,000	5.00%	12/20/19	(5,707)	(6,054)	347	—
CITI Best Buy 5.50% 3/15/21/Baa1 -Quarterly	75,000	5.00%	6/20/22	(12,397)	(10,300)	—	(2,097)
CITI Best Buy 5.50% 3/15/21/Baa1 -Quarterly	90,000	5.00%	6/20/22	(14,877)	(11,243)	—	(3,634)
JPMC AES 5.00% 6/1/19/WR -Quarterly	100,000	5.00%	6/20/22	(15,694)	(10,506)	—	(5,188)
JPMC AES 5.00% 6/1/19/WR -Quarterly	300,000	5.00%	6/20/22	(47,082)	(32,633)	—	(14,449)
JPMC Ally Financial 7.50% 9/15/20/Ba3 -Quarterly	40,000	5.00%	12/20/22	(6,089)	(6,602)	513	—
JPMC Ally Financial 7.50% 9/15/20/Ba3 -Quarterly	80,000	5.00%	12/20/22	(12,177)	(13,125)	948	—
JPMC Best Buy 5.50% 3/15/21/Baa1 -Quarterly	90,000	5.00%	6/20/22	(14,877)	(12,644)	—	(2,233)
JPMC DISH DBS 6.75% 6/1/21/B1 -Quarterly	130,000	5.00%	6/20/21	(5,974)	(6,384)	410	—
JPMC Nabors Industries 9.25% 1/15/19/WR -Quarterly	10,000	1.00%	6/20/20	(33)	196	—	(229)
JPMC Nabors Industries 9.25% 1/15/19/WR -Quarterly	100,000	1.00%	6/20/20	(332)	1,775	—	(2,107)

LVIP Global Income Fund–19

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Over-The-Counter: (continued)
Protection Purchased/ Moody’s Ratings (continued)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	50,000	5.00%	3/20/20	$(3,581)	$(3,164)	$—	$(417)
JPMC Navient 5.50% 1/25/23/Ba3 -Quarterly	200,000	5.00%	3/20/20	(14,323)	(12,479)	—	(1,844)

					(145,627)	3,098	(36,334)

Protection Sold/ Moody’s Ratings
BCLY Republic of Argentina 7.50% 4/22/26/B2 -Quarterly	70,000	5.00%	6/20/23	1,092	1,529	—	(437)
BCLY Republic of Colombia 10.375% 1/28/33/Baa2 -Quarterly	165,000	1.00%	6/20/23	(1,780)	(1,040)	—	(740)
CITI Bespoke 1 yr Mezzanine 6-10% -Quarterly	500,000	0.00%	12/20/18	(472)	—	—	(472)
CITI Bespoke 58 HY/42 IG EQ Tranche 0-3% -Quarterly	90,000	0.00%	6/20/19	(7,834)	(10,339)	2,505	—
CITI Bespoke Broker 3-7% Tranche 1.30% -Quarterly	240,000	0.00%	6/20/19	(9)	—	—	(9)
CITI Bespoke Broker 3-7% Tranche 1.40% -Quarterly	160,000	0.00%	6/20/19	154	—	154	—
CITI Bespoke Cambridge 0-3% -Quarterly	140,000	0.00%	12/20/19	(25,056)	(16,884)	—	(8,172)
CITI Bespoke Hong Kong 3-5% Tranche -Quarterly	470,000	0.00%	12/20/18	196	(4,781)	4,977	—
CITI Bespoke Lisbon 3-7% -Quarterly	200,000	0.00%	6/20/19	(1,281)	—	—	(1,281)
CITI Bespoke Verona 7-15% -Quarterly	250,000	0.00%	12/20/19	(51)	—	—	(51)
CITI Bespoke Verona EQ Tranche 0-3% -Quarterly	120,000	0.00%	12/20/19	(21,329)	(17,759)	—	(3,570)
CITI Brazil Republic 4.25% 1/7/25/Ba2 -Quarterly	100,000	1.00%	6/20/23	(7,382)	(4,377)	—	(3,005)

LVIP Global Income Fund–20

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts

CDS Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Over-The-Counter: (continued)
Protection Sold/Moody’s Ratings (continued)
CITI General Electric 2.70% 10/9/22/A2 -Quarterly	380,000	1.00%	12/20/22	$4,161	$3,444	$717	$—
CITI Republic of Colombia 10.375% 1/28/33/Baa2 -Quarterly	150,000	1.00%	6/20/23	(1,618)	(390)	—	(1,228)
CITI Simon Property 4.375% 3/1/21/A2 -Quarterly	90,000	1.00%	6/20/22	1,748	133	1,615	—
CITI Simon Property 4.375% 3/1/21/A2 -Quarterly	180,000	1.00%	6/20/22	3,496	465	3,031	—
CITI United Mexican States 4.15% 3/28/27/A3 -Quarterly	200,000	1.00%	6/20/23	(3,062)	(1,419)	—	(1,643)
CITI United Mexican States 4.15% 3/28/27/A3 -Quarterly	150,000	1.00%	6/20/23	(2,296)	(1,849)	—	(447)
JPMC DISH DBS 6.75% 6/1/21/B1 -Quarterly	130,000	5.00%	6/20/23	(5,980)	(1,083)	—	(4,897)
JPMC General Electric 5.625% 9/15/17/WR -Quarterly	1,500,000	1.00%	3/20/19	8,961	3,236	5,725	—
JPMC Indonesia Republic 5.875% 3/13/20/Baa2 -Quarterly	150,000	1.00%	6/20/23	(2,463)	(1,830)	—	(633)
JPMC Nabors Industries 9.25% 1/15/19/WR -Quarterly	100,000	1.00%	6/20/20	(5,795)	(8,858)	3,063	—
JPMC Nabors Industries 9.25% 1/15/19/WR -Quarterly	10,000	1.00%	6/20/22	(579)	(1,067)	488	—
JPMC Simon Property 4.375% 3/1/21/A2 -Quarterly	300,000	1.00%	6/20/22	5,827	2,350	3,477	—
JPMC United Mexican States 4.15% 3/28/27/A3 -Quarterly	150,000	1.00%	6/20/23	(2,296)	(1,088)	—	(1,208)

					(61,607)	25,752	(27,793)

Total CDS Contracts					$(94,266)	$31,764	$(76,240)

LVIP Global Income Fund–21

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts

Inflation Swap Contract

Swap Obligation	Notional Amount[3]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Appreciation
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity	1,450,000	1.960%	8/31/24	$42,385	$42,385

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)[6]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Pay USD LIBOR03M- (Semiannual/Quarterly)	4,600,000	(2.250%)	2.337%	9/19/20	$(54,436)	$(38,004)	$—	$(16,432)
Pay USD LIBOR03M- (Semiannual/Quarterly)	3,000,000	(2.250%)	2.337%	9/19/20	(35,502)	(21,403)	—	(14,099)
Receive USD LIBOR03M- (Semiannual/Quarterly)	4,530,000	2.731%	(2.331%)	7/7/24	38,561	—	38,561	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,410,000	1.937%	(2.359%)	1/29/25	81,222	—	81,222	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,190,000	1.942%	(2.359%)	1/30/25	68,286	—	68,286	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,880,000	1.817%	(2.354%)	2/3/25	106,004	—	106,004	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,450,000	1.978%	(2.337%)	3/27/25	81,758	—	81,758	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	1,450,000	1.985%	(2.337%)	3/27/25	81,105	—	81,105	—
Receive USD LIBOR03M- (Semiannual/Quarterly)	8,500,000	3.848%	(2.329%)	8/22/43	(1,426,930)	—	—	(1,426,930)
Receive USD LIBOR03M- (Semiannual/Quarterly)	3,775,000	2.384%	(2.327%)	6/9/47	418,452	—	418,452	—

Total IRS Contracts						$(59,407)	$875,388	$(1,457,461)

LVIP Global Income Fund–22

LVIP Global Income Fund

Statement of Net Assets (continued)

Swap Contracts

Total Return Swap (TRS) Contract

Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation
Over-The-Counter:
CITI–Receive amounts based on market value fluctuation of iBoxx USD Liquid High Yield Index[7] and pay variable quarterly payments based on LIBOR03M	525,000	1.625%	9/20/18	$6,165	$6,165

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2018.

3Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

4Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

5Markit’s CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

6Rate resets based on LIBOR03M.

7The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The index is used as a basis for tradable products, including ETFs. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDS–Credit Default Swap

CDX.EM–Credit Default Swap Index Emerging Markets

CDX.NA.HY–Credit Default Swap Index North America High Yield

CLO–Collateralized Loan Obligation

CPI-U–Consumer Price Index for All Urban Consumers

DB–Deutsche Bank

DIP–Debtor- in- Possession

EUR–Euro

GBP–British Pound Sterling

GDP–Gross Domestic Product

GHS–Ghanaian Cedi

GSC–Goldman Sachs Capital

H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 yr

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

LVIP Global Income Fund–23

LVIP Global Income Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR06M–ICE LIBOR USD 6 Month

LIBOR12M–ICE LIBOR USD 12 Month

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

PEN–Peruvian Nuevo Sol

PHP–Philippine Peso

PIK–Payment-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

THB–Thailand Baht

TRS–Total Return Swap

USD–United States Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–24

LVIP Global Income Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$11,818,627
Dividends	316,976
Foreign tax withheld	(142,088)

11,993,515

EXPENSES:
Management fees	3,210,246
Distribution fees-Service Class	862,541
Shareholder servicing fees	143,226
Accounting and administration expenses	120,189
Reports and statements to shareholders	65,426
Custodian fees	56,716
Pricing fees	44,999
Professional fees	41,363
Trustees’ fees and expenses	15,204
Consulting fees	1,186
Other	3,995

4,565,091
Less:
Management fees waived	(345,719)
Expenses paid indirectly	(428)
Total operating expenses	4,218,944

NET INVESTMENT INCOME	7,774,571

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	553,719
Foreign currencies	10,473,028
Foreign currency exchange contracts	(2,423,079)
Futures contracts	(108,531)
Swap contracts	63,687

Net realized gain	8,558,824

Net change in unrealized appreciation (depreciation) of:
Investments**	(23,005,191)
Security sold short	346
Foreign currencies	(138,934)
Foreign currency exchange contracts	8,199,943
Futures contracts	6,191
Swap contracts	1,320,428

Net change in unrealized appreciation (depreciation)	(13,617,217)

NET REALIZED AND UNREALIZED LOSS	(5,058,393)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,716,178

*Includes $(32,131) capital gain taxes paid.

**Includes $243,779 decrease of capital gain taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,774,571	$15,609,739
Net realized gain (loss)	8,558,824	(4,586,773)
Net change in unrealized appreciation (depreciation)	(13,617,217)	37,836,500

Net increase in net assets resulting from operations	2,716,178	48,859,466

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(1,788,694)
Service Class	—	(3,494,440)

	—	(5,283,134)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,345,061	41,412,279
Service Class	31,984,238	84,431,683
Reinvestment of dividends and distributions:
Standard Class	—	1,788,694
Service Class	—	3,494,440

	39,329,299	131,127,096

Cost of shares redeemed:
Standard Class	(182,523,193)	(67,855,420)
Service Class	(41,015,977)	(54,183,904)

	(223,539,170)	(122,039,324)

Increase (decrease) in net assets derived from capital share transactions	(184,209,871)	9,087,772

NET INCREASE (DECREASE) IN NET ASSETS	(181,493,693)	52,664,104
NET ASSETS:
Beginning of period	1,057,535,539	1,004,871,435

End of period	$876,041,846	$1,057,535,539

Accumulated net investment loss	$(1,717,352)	$(9,491,923)

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–25

LVIP Global Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)
				Year Ended
		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.356	$10.866	$10.858	$11.556	$11.427	$11.804

Income (loss) from investment operations:
Net investment income[2]	0.099	0.188	0.189	0.193	0.195	0.187
Net realized and unrealized gain (loss)	(0.061)	0.360	(0.133)	(0.427)	0.021	(0.513)

Total from investment operations	0.038	0.548	0.056	(0.234)	0.216	(0.326)

Less dividends and distributions from:
Net investment income	—	—	—	(0.362)	(0.070)	(0.030)
Net realized gain	—	(0.058)	(0.048)	(0.102)	(0.017)	(0.021)

Total dividends and distributions	—	(0.058)	(0.048)	(0.464)	(0.087)	(0.051)

Net asset value, end of period	$11.394	$11.356	$10.866	$10.858	$11.556	$11.427

Total return[3]	0.33%	5.04%	0.51%	(2.02% )	1.88%	(2.76% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,335	$366,308	$374,814	$379,407	$819,163	$781,803
Ratio of expenses to average net assets	0.68%	0.67%	0.65%	0.65%	0.64%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.74%	0.72%	0.72%	0.71%	0.74%
Ratio of net investment income to average net assets	1.75%	1.67%	1.71%	1.69%	1.68%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.68%	1.60%	1.64%	1.62%	1.61%	1.58%
Portfolio turnover	32%	59%	49%	54%	81%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–26

LVIP Global Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Global Income Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)
				Year Ended
		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.284	$10.824	$10.843	$11.540	$11.412	$11.818

Income (loss) from investment operations:
Net investment income[2]	0.084	0.159	0.161	0.163	0.166	0.158
Net realized and unrealized gain (loss)	(0.060)	0.359	(0.132)	(0.425)	0.020	(0.513)

Total from investment operations	0.024	0.518	0.029	(0.262)	0.186	(0.355)

Less dividends and distributions from:
Net investment income	—	—	—	(0.333)	(0.041)	(0.030)
Net realized gain	—	(0.058)	(0.048)	(0.102)	(0.017)	(0.021)

Total dividends and distributions	—	(0.058)	(0.048)	(0.435)	(0.058)	(0.051)

Net asset value, end of period	$11.308	$11.284	$10.824	$10.843	$11.540	$11.412

Total return[3]	0.21%	4.79%	0.26%	(2.27% )	1.62%	(3.01% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$683,707	$691,228	$630,057	$633,519	$619,992	$531,413
Ratio of expenses to average net assets	0.93%	0.92%	0.90%	0.90%	0.89%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	0.99%	0.97%	0.97%	0.96%	0.99%
Ratio of net investment income to average net assets	1.50%	1.42%	1.46%	1.44%	1.43%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.43%	1.35%	1.39%	1.37%	1.36%	1.33%
Portfolio turnover	32%	59%	49%	54%	81%	51%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Global Income Fund–27

LVIP Global Income Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek current income consistent with the preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at their mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, inflation swap contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between their bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current six months. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security

LVIP Global Income Fund–28

LVIP Global Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Mondrian Investment Partners Ltd. (“Mondrian”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Mondrian a fee based on Mondrian’s managed portion of the Fund’s average daily net assets.

Franklin Advisers, Inc. (“Franklin”) is also responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Franklin a fee based on Franklin’s managed portion of the Fund’s average daily net assets.

LVIP Global Income Fund–29

LVIP Global Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$28,755
Legal	5,729

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $56,456 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$426,856
Distribution fees payable to LFD	140,619
Shareholder servicing fees payable to Lincoln Life	21,343
Prepaid printing and mailing fees to Lincoln Life	37

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government and agency securities	$237,001,248
Purchases of U.S. government and agency securities	58,218,741
Sales other than U.S. government and agency securities	361,498,083
Sales of U.S. government and agency securities	90,322,423

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$851,991,372

Aggregate unrealized appreciation of investments and derivatives	$26,543,827
Aggregate unrealized depreciation of investments and derivatives	(25,391,846)

Net unrealized appreciation of investments and derivatives	$1,151,981

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Global Income Fund–30

LVIP Global Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$13,978,718	$—	$13,978,718
Agency Mortgage-Backed Securities	—	2,851,981	—	2,851,981
Corporate Bonds	—	49,673,473	—	49,673,473
Municipal Bonds	—	998,791	—	998,791
Non-Agency Asset-Backed Securities	—	15,862,989	—	15,862,989
Non-Agency Collateralized Mortgage Obligations	—	3,546,924	—	3,546,924
Non-Agency Commercial Mortgage-Backed Securities	—	3,415,055	—	3,415,055
Loan Agreements	—	8,305,230	—	8,305,230
Sovereign Bonds	—	417,455,944	—	417,455,944
Supranational Banks	—	21,630,800	—	21,630,800
U.S. Treasury Obligations	—	252,524,162	—	252,524,162
Common Stock	19,298	—	206,870	226,168
Money Market Fund	25,898,165	—	—	25,898,165
Short-Term Investments	—	32,617,534	—	32,617,534

Total Investments	$25,917,463	$822,861,601	$206,870	$848,985,934

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$8,745,145	$—	$8,745,145

Futures Contracts	$1,494	$—	$—	$1,494

Swap Contracts	$—	$955,702	$—	$955,702

Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,970,122)	$—	$(3,970,122)

Futures Contracts	$(41,099)	$—	$—	$(41,099)

Swap Contracts	$—	$(1,533,701)	$—	$(1,533,701)

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Global Income Fund–31

LVIP Global Income Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	644,209	3,668,519
Service Class	2,822,380	7,595,693
Shares reinvested:
Standard Class	—	156,683
Service Class	—	307,826

	3,466,589	11,728,721

Shares redeemed:
Standard Class	(16,021,110)	(6,063,742)
Service Class	(3,618,235)	(4,855,047)

	(19,639,345)	(10,918,789)

Net increase (decrease)	(16,172,756)	809,932

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Global Income Fund–32

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities and to reduce transaction costs.

Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities, (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2018, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.

As disclosed in the Statement of Net Assets, at June 30, 2018, the notional value of the protection sold was USD 8,730,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2018, net unrealized depreciation of the protection sold was $12,322.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.

Total Return Swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a

LVIP Global Income Fund–33

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating “synthetic” inflation-indexed bonds.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$8,745,145	Receivables and other assets net of liabilities	$(3,970,122)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	1,494	Receivables and other assets net of liabilities	(41,099)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	31,764	Receivables and other assets net of liabilities	(76,240)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	923,938	Receivables and other assets net of liabilities	(1,457,461)

Total		$9,702,341		$(5,544,922)

LVIP Global Income Fund–34

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,423,079)	$8,199,943
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(108,531)	6,191
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	9,420	13,809
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	54,267	1,306,619

Total		$(2,467,923)	$9,526,562

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	73,134,353	USD	356,389,905
Futures contracts (average notional value)	USD	19,330,775	USD	1,714,013
CDS contracts (average notional value)*	EUR	870,400	EUR	—
CDS contracts (average notional value)*	USD	2,612,576	USD	8,691,152
Interest rate swap contracts (average notional value)**	USD	6,164,800	USD	24,185,000
Inflation rate swap contracts (average notional value)	USD	1,698,000	USD	—
Total return swap contracts	USD	545,240	USD	—

*Long represents buying protection and short represents selling protection.

**Long represent paying floating interest payments and short represent receiving floating interest payments.

At June 30, 2018, the Fund posted $2,169,645 cash collateral for centrally cleared swap contracts.

At June 30, 2018, the Fund posted cash collateral for certain open bilateral derivatives as follows:

Broker	Cash Collateral
Barclays Bank	$50,000
Citigroup Global Markets	130,000
JPMorgan Chase Bank	159,000

Total	$339,000

At June 30, 2018, the Fund received cash collateral and securities collateral (comprised of United Kingdom Gilts and U.S. treasury securities) for certain open bilateral derivatives as follows:

Broker	Cash Collateral	Face Amount of Securities Collateral
Bank of America Merrill Lynch	$20,000	USD	—
Barclays Bank	—	USD	577,000
Citigroup Global Markets	190,000	USD	—
Deutsche Bank	640,000	USD	—
Goldman Sachs	190,000	USD	—
Hong Kong Shanghai Bank	—	GBP	254,000
JPMorgan Chase Bank	—	USD	592,000
Standard Chartered Bank	10,000	USD	—

Total	$1,050,000

LVIP Global Income Fund–35

LVIP Global Income Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.

At June 30, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$36,228	$(442)	$35,786
Barclays Bank	420,870	(5,313)	415,557
BNY Mellon	5,917,688	(3,429,225)	2,488,463
Citigroup Global Markets	459,278	(361,491)	97,787
Deutsche Bank	577,557	(14,305)	563,252
Goldman Sachs	90,103	(4,484)	85,619
Hong Kong Shanghai Bank	504,898	—	504,898
JPMorgan Chase Bank	683,396	(211,858)	471,538
Standard Charted Bank	26,570	(7,131)	19,439

Total	$8,716,588	$(4,034,249)	$4,682,339

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$35,786	$—	$(20,000)	$—	$—	$15,786
Barclays Bank	415,557	(415,557)	—	—	—	—
BNY Mellon	2,488,463	—	—	—	—	2,488,463
Citigroup Global Markets	97,787	—	(97,787)	—	—	—
Deutsche Bank	563,252	—	(563,252)	—	—	—
Goldman Sachs	85,619	—	(85,619)	—	—	—
Hong Kong Shanghai Bank	504,898	(504,898)	—	—	—	—
JPMorgan Chase Bank	471,538	(471,538)	—	—	—	—
Standard Charted Bank	19,439	—	(10,000)	—	—	9,439

Total	$4,682,339	$(1,391,993)	$(776,658)	$—	$—	$2,513,688

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

LVIP Global Income Fund–36

LVIP Global Income Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies or defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Global Income Fund–37

LVIP Goldman Sachs Income Builder Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Goldman Sachs Income Builder Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Goldman Sachs Income Builder Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$980.70	0.75%	$3.68
Service Class Shares	1,000.00	979.50	1.00%	4.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited)

As of June 30, 2018

Sector and geographical designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	32.07%
U.S. Markets	26.01%
Aerospace & Defense	0.62%
Banks	4.22%
Biotechnology	0.18%
Capital Markets	0.52%
Chemicals	0.93%
Commercial Services & Supplies	0.32%
Communications Equipment	1.00%
Diversified Telecommunication Services	0.74%
Electric Utilities	0.76%
Energy Equipment & Services	0.41%
Equity Real Estate Investment Trusts	1.85%
Food & Staples Retailing	0.23%
Food Products	0.30%
Health Care Equipment & Supplies	1.45%
Health Care Providers & Services	0.43%
Hotels, Restaurants & Leisure	0.23%
Industrial Conglomerates	0.56%
Insurance	0.42%
Internet Software & Services	0.26%
IT Services	0.22%
Media	0.42%
Metals & Mining	0.16%
Multi-Utilities	0.36%
Oil, Gas & Consumable Fuels	1.94%
Pharmaceuticals	3.53%
Road & Rail	0.34%
Semiconductors & Semiconductor Equipment	0.97%
Software	1.50%
Technology Hardware, Storage & Peripherals	0.37%
Tobacco	0.41%
Water Utilities	0.36%
Developed Markets	6.06%
Beverages	0.30%
Capital Markets	0.22%
Construction & Engineering	0.53%
Electric Utilities	0.87%
Equity Real Estate Investment Trusts	0.22%
Insurance	0.22%
Oil, Gas & Consumable Fuels	1.76%
Personal Products	0.38%
Tobacco	0.38%
Transportation Infrastructure	0.55%
Wireless Telecommunication Services	0.63%
Preferred Stock	1.01%
Master Limited Partnerships	0.58%

Security Type/Sector	Percentage of Net Assets

Agency Asset-Backed Security	0.17%
Corporate Bonds	44.03%
Aerospace & Defense	1.30%
Agriculture	0.80%
Auto Manufacturers	0.13%
Auto Parts & Equipment	0.23%
Banks	6.51%
Beverages	0.98%
Biotechnology	1.24%
Chemicals	1.07%
Computers	0.89%
Diversified Financial Services	1.50%
Electric	1.07%
Food	2.12%
Gas	0.35%
Health Care Products	1.67%
Health Care Services	1.26%
Insurance	1.28%
Internet	2.39%
Media	2.23%
Mining	0.12%
Oil & Gas	1.46%
Oil & Gas Services	0.19%
Pharmaceuticals	2.40%
Pipelines	4.00%
Real Estate Investment Trusts	1.36%
Retail	0.59%
Semiconductors	1.02%
Software	0.47%
Telecommunications	4.44%
Trucking & Leasing	0.96%
Non-Agency Asset-Backed Securities	3.13%
Loan Agreements	2.29%
U.S. Treasury Obligations	4.23%
Money Market Fund	11.93%
Total Value of Securities	99.44%
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Security Type/Sector Allocations, Top 10 Equity Holdings and Geography Allocations (unaudited) (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

Microsoft	1.50%
Pfizer	1.38%
Chevron	1.15%
Royal Dutch Shell Class A ADR	1.11%
Johnson & Johnson	1.03%
BB&T	1.02%
Cisco Systems	1.01%
Medtronic	0.79%
JPMorgan Chase & Co.	0.68%
Abbott Laboratories	0.66%
Total	10.33%

Geography*	Percentage of Net Assets

Belgium	0.30%
Bermuda	0.22%
Canada	1.65%
Cayman Islands	3.72%
Finland	0.04%
France	0.75%
Ireland	0.44%
Italy	1.77%
Jersey	0.23%
Luxembourg	0.79%
Netherlands	2.07%
Singapore	0.22%
Spain	0.29%
Switzerland	1.18%
United Kingdom	2.05%
United States	71.79%
Total	87.51%

*Allocation includes all investments except for money market fund.

IT- Information Technology

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–32.07%
U.S. MARKETS–26.01%
Aerospace & Defense–0.62%
Northrop Grumman	168	$51,694
Raytheon	147	28,397
United Technologies	392	49,012

		129,103

Banks–4.22%
Bank of the Ozarks	1,572	70,803
BB&T	4,172	210,436
Commerce Bancshares	900	58,239
Cullen/Frost Bankers	332	35,936
First Horizon National	4,949	88,290
JPMorgan Chase & Co.	1,353	140,983
M&T Bank	437	74,356
SunTrust Banks	2,042	134,813
Wells Fargo & Co.	1,062	58,877

		872,733

Biotechnology–0.18%
Gilead Sciences	525	37,191

		37,191

Capital Markets–0.52%
Northern Trust	1,047	107,726

		107,726

Chemicals–0.93%
DowDuPont	420	27,686
Ecolab	232	32,557
Praxair	835	132,055

		192,298

Commercial Services & Supplies–0.32%
Republic Services	984	67,266

		67,266

Communications Equipment–1.00%
Cisco Systems	4,834	208,007

		208,007

Diversified Telecommunication Services–0.74%
AT&T	2,902	93,183
Verizon Communications	1,186	59,668

		152,851

Electric Utilities–0.76%
Duke Energy	1,104	87,304
Pinnacle West Capital	859	69,201

		156,505

Energy Equipment & Services–0.41%
Schlumberger	1,262	84,592

		84,592

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts–1.85%
American Tower	250	$36,043
AvalonBay Communities	339	58,271
Camden Property Trust	545	49,666
Crown Castle International	835	90,030
DDR	3,030	54,237
Hudson Pacific Properties	1,773	62,817
Ventas	559	31,835

		382,899

Food & Staples Retailing–0.23%
Kroger	1,669	47,483

		47,483

Food Products–0.30%
Kraft Heinz	988	62,066

		62,066

Health Care Equipment & Supplies–1.45%
Abbott Laboratories	2,232	136,130
Medtronic	1,907	163,258

		299,388

Health Care Providers & Services–0.43%
Aetna	481	88,263

		88,263

Hotels, Restaurants & Leisure–0.23%
McDonald’s	311	48,731

		48,731

Industrial Conglomerates–0.56%
3M	344	67,672
Honeywell International	335	48,257

		115,929

Insurance–0.42%
Principal Financial Group	790	41,831
Travelers	365	44,654

		86,485

Internet Software & Services–0.26%
†Alphabet Class A	47	53,072

		53,072

IT Services–0.22%
Fidelity National Information Services	422	44,745

		44,745

Media–0.42%
Comcast Class A	1,299	42,620
Viacom Class B	1,463	44,124

		86,744

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Metals & Mining–0.16%
Nucor	534	$33,375

		33,375

Multi-Utilities–0.36%
Public Service Enterprise Group	714	38,656
Sempra Energy	303	35,181

		73,837

Oil, Gas & Consumable Fuels–1.94%
Chevron	1,889	238,826
ConocoPhillips	887	61,753
Williams	3,760	101,934

		402,513

Pharmaceuticals–3.53%
Allergan	324	54,017
Bristol-Myers Squibb	1,693	93,691
Johnson & Johnson	1,749	212,224
Merck & Co.	1,410	85,587
Pfizer	7,847	284,689

		730,208

Road & Rail–0.34%
Union Pacific	491	69,565

		69,565

Semiconductors & Semiconductor Equipment–0.97%
Analog Devices	510	48,919
Broadcom	281	68,182
Intel	1,679	83,463

		200,564

Software–1.50%
Microsoft	3,155	311,115

		311,115

Technology Hardware, Storage & Peripherals–0.37%
Apple	418	77,376

		77,376

Tobacco–0.41%
Altria Group	1,494	84,844

		84,844

Water Utilities–0.36%
American Water Works	863	73,683

		73,683

Total U.S. Markets (Cost $4,901,603)		5,381,157

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–6.06%
Beverages–0.30%
Anheuser-Busch InBev ADR	610	$61,464

		61,464

Capital Markets–0.22%
Singapore Exchange ADR	570	44,664

		44,664

Construction & Engineering–0.53%
Vinci ADR	4,577	109,573

		109,573

Electric Utilities–0.87%
Enel ADR	16,655	91,436
Fortis	2,785	88,786

		180,222

Equity Real Estate Investment Trusts–0.22%
Klepierre	1,205	45,382

		45,382

Insurance–0.22%
RenaissanceRe Holdings	377	45,361

		45,361

Oil, Gas & Consumable Fuels–1.76%
BP ADR	2,949	134,651
Royal Dutch Shell Class A ADR	3,303	228,667

		363,318

Personal Products–0.38%
Unilever (New York Shares)	1,415	78,844

		78,844

Tobacco–0.38%
British American Tobacco ADR	1,567	79,055

		79,055

Transportation Infrastructure–0.55%
Atlantia ADR	7,776	114,191

		114,191

Wireless Telecommunication Services–0.63%
Vodafone Group ADR	5,395	131,152

		131,152

Total Developed Markets (Cost $1,197,928)		1,253,226

Total Common Stock (Cost $6,099,531)		6,634,383

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–1.01%
µBank of America 6.10%	50,000	$52,033
•Delphi Financial Group 5.533% (LIBOR03M + 3.19%)	974	21,939
µMorgan Stanley 6.375%	837	22,482
Qwest 6.50%	248	5,352
µSCE Trust III 5.75%	4,000	107,800

Total Preferred Stock (Cost $200,317)		209,606

MASTER LIMITED PARTNERSHIPS–0.58%
Antero Midstream Partners	1,162	34,302
Energy Transfer Partners	2,548	48,514
Plains All American Pipeline	1,575	37,233

Total Master Limited Partnerships (Cost $130,638)		120,049

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.17%
•Chase Education Loan Trust Series 2007-A A3 2.406% 12/28/23	35,212	35,118

Total Agency Asset-Backed Security (Cost $34,728)		35,118

CORPORATE BONDS–44.03%
Aerospace & Defense–1.30%
Arconic 5.40% 4/15/21	100,000	103,137
Northrop Grumman 3.25% 1/15/28	175,000	164,738

		267,875

Agriculture–0.80%
BAT Capital 4.39% 8/15/37	175,000	164,693

		164,693

Auto Manufacturers–0.13%
General Motors 6.75% 4/1/46	25,000	27,787

		27,787

Auto Parts & Equipment–0.23%
Delphi Technologies 5.00% 10/1/25	50,000	47,813

		47,813

Banks–6.51%
Bank of America
3.248% 10/21/27	125,000	116,634
4.125% 1/22/24	75,000	76,291
Capital One Financial 2.50% 5/12/20	130,000	128,214
CIT Group 5.25% 3/7/25	50,000	50,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citigroup 4.45% 9/29/27	150,000	$147,711
µCoBank 6.25% 12/29/49	50,000	52,250
Credit Suisse Group 4.282% 1/9/28	250,000	243,468
JPMorgan Chase 3.625% 12/1/27	200,000	188,406
µ6.10% 10/29/49	25,000	25,846
µ6.125% 12/29/49	50,000	51,437
Morgan Stanley 3.70% 10/23/24	75,000	74,105
4.00% 7/23/25	100,000	99,787
Wells Fargo & Co 3.90% 5/1/45	100,000	91,299

		1,345,948

Beverages–0.98%
Anheuser-Busch InBev Finance 4.70% 2/1/36	200,000	203,303

		203,303

Biotechnology–1.24%
Gilead Sciences 2.95% 3/1/27	275,000	257,181

		257,181

Chemicals–1.07%
Ashland 4.75% 8/15/22	50,000	50,424
6.875% 5/15/43	50,000	51,000
Sherwin-Williams 3.45% 6/1/27	50,000	47,328
4.50% 6/1/47	75,000	71,864

		220,616

Computers–0.89%
Dell International 6.02% 6/15/26	50,000	52,600
8.10% 7/15/36	50,000	58,854
Western Digital 4.75% 2/15/26	75,000	73,078

		184,532

Diversified Financial Services–1.50%
Ally Financial 8.00% 11/1/31	50,000	59,750
International Lease Finance 7.125% 9/1/18	25,000	25,164
Ladder Capital Finance Holdings 5.25% 3/15/22	50,000	50,125
Nationstar Mortgage 6.50% 7/1/21	50,000	50,000
Navient 5.875% 3/25/21	50,000	50,937
Neuberger Berman Group 4.50% 3/15/27	25,000	24,827
Springleaf Finance 7.125% 3/15/26	50,000	49,875

		310,678

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric–1.07%
Berkshire Hathaway Energy 3.25% 4/15/28	65,000	$61,895
Sempra Energy 3.40% 2/1/28	65,000	61,104
Southern 4.40% 7/1/46	100,000	98,015

		221,014

Food–2.12%
B&G Foods 5.25% 4/1/25	25,000	23,625
General Mills 3.20% 4/16/21	125,000	124,434
Kraft Heinz Foods 4.375% 6/1/46	100,000	86,837
Post Holdings 5.50% 3/1/25	50,000	48,937
Sysco 3.75% 10/1/25	100,000	98,826
4.85% 10/1/45	55,000	56,349

		439,008

Gas–0.35%
NiSource 4.375% 5/15/47	75,000	73,136

		73,136

Health Care Products–1.67%
Becton Dickinson and Co. 3.125% 11/8/21	65,000	64,107
•3.209% (LIBOR03M + 0.875%) 12/29/20	65,000	65,113
3.70% 6/6/27	125,000	118,547
Thermo Fisher Scientific 3.65% 12/15/25	100,000	97,788

		345,555

Health Care Services–1.26%
CHS 6.875% 2/1/22	44,000	22,660
8.125% 6/30/24	500	415
DaVita 5.00% 5/1/25	100,000	94,375
HCA 4.75% 5/1/23	50,000	50,000
5.875% 2/15/26	25,000	25,281
Tenet Healthcare 7.50% 1/1/22	20,000	20,875
THC Escrow III 5.125% 5/1/25	50,000	47,719

		261,325

Insurance–1.28%
American International Group 3.90% 4/1/26	50,000	48,469
4.50% 7/16/44	130,000	121,510
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	25,000	24,437
Hartford Financial Services Group 4.30% 4/15/43	75,000	70,939

		265,355

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet–2.39%
Amazon.com 2.80% 8/22/24	175,000	$168,854
4.95% 12/5/44	50,000	55,695
Booking Holdings 3.65% 3/15/25	125,000	122,432
Netflix 5.875% 2/15/25	50,000	51,415
Symantec 5.00% 4/15/25	20,000	19,425
VeriSign 5.25% 4/1/25	75,000	76,290

		494,111

Media–2.23%
Charter Communications Operating 3.579% 7/23/20	125,000	124,903
6.384% 10/23/35	50,000	52,386
Comcast 4.60% 8/15/45	25,000	24,143
DISH DBS 5.875% 7/15/22	50,000	47,187
Meredith 6.875% 2/1/26	15,000	14,831
Sirius XM Radio 4.625% 5/15/23	75,000	73,313
Univision Communications 5.125% 5/15/23	50,000	48,125
Videotron 5.375% 6/15/24	75,000	77,063

		461,951

Mining–0.12%
Glencore Finance Canada 5.55% 10/25/42	25,000	25,086

		25,086

Oil & Gas–1.46%
Chesapeake Energy 8.00% 1/15/25	45,000	45,943
Halcon Resources 6.75% 2/15/25	37,000	34,780
Laredo Petroleum 5.625% 1/15/22	50,000	49,563
MEG Energy 6.375% 1/30/23	50,000	46,750
Noble Holding International 7.75% 1/15/24	50,000	47,625
7.875% 2/1/26	25,000	25,781
Range Resources 5.875% 7/1/22	50,000	50,875

		301,317

Oil & Gas Services–0.19%
Weatherford International 6.80% 6/15/37	50,000	40,250

		40,250

Pharmaceuticals–2.40%
CVS Health 4.78% 3/25/38	25,000	24,667
5.125% 7/20/45	125,000	127,120
Mylan 3.15% 6/15/21	130,000	128,662

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
3.95% 6/15/26	75,000	$71,745
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	91,801
Valeant Pharmaceuticals International 7.00% 3/15/24	50,000	52,610

		496,605

Pipelines–4.00%
DCP Midstream Operating 6.75% 9/15/37	50,000	53,187
Energy Transfer Equity 4.25% 3/15/23	30,000	29,025
Enterprise Products Operating 5.10% 2/15/45	100,000	103,325
•6.066% (LIBOR03M + 3.708%) 8/1/66	25,000	25,094
Genesis Energy 6.00% 5/15/23	50,000	49,313
Kinder Morgan 5.55% 6/1/45	55,000	55,557
Kinder Morgan Energy Partners 7.30% 8/15/33	50,000	58,882
NGPL PipeCo 4.375% 8/15/22	10,000	9,937
Plains All American Pipeline 3.60% 11/1/24	25,000	23,709
4.70% 6/15/44	135,000	119,032
Sabine Pass Liquefaction 5.625% 3/1/25	125,000	133,137
Williams 7.50% 1/15/31	50,000	59,718
Williams Partners 6.30% 4/15/40	95,000	106,461

		826,377

Real Estate Investment Trusts–1.36%
American Tower 3.375% 10/15/26	75,000	69,542
5.00% 2/15/24	75,000	77,873
Equinix 5.375% 5/15/27	75,000	75,000
iStar 4.625% 9/15/20	10,000	9,875
SBA Communications 4.875% 9/1/24	50,000	47,952

		280,242

Retail–0.59%
JC Penney 7.40% 4/1/37	50,000	29,250
L Brands 6.875% 11/1/35	50,000	44,750
New Red Finance 5.00% 10/15/25	50,000	47,560

		121,560

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors–1.02%
Broadcom 3.50% 1/15/28	100,000	$91,244
3.625% 1/15/24	75,000	72,691
3.875% 1/15/27	50,000	47,377

		211,312

Software–0.47%
CURO Financial Technologies 12.00% 3/1/22	44,000	47,960
Microsoft 3.75% 2/12/45	50,000	49,126

		97,086

Telecommunications–4.44%
AT&T 5.25% 3/1/37	175,000	172,628
Frontier Communications 8.50% 4/1/26	25,000	24,219
9.00% 8/15/31	50,000	33,000
Intelsat Jackson Holdings 7.25% 10/15/20	50,000	50,000
8.00% 2/15/24	50,000	52,625
Nokia 4.375% 6/12/27	10,000	9,425
Nokia of America 6.45% 3/15/29	50,000	51,375
Sprint 7.875% 9/15/23	100,000	103,937
Telefonica Emisiones 7.045% 6/20/36	50,000	60,266
Verizon Communications 5.25% 3/16/37	125,000	128,760
Wind Tre 5.00% 1/20/26	200,000	159,542
Windstream Services 8.625% 10/31/25	75,000	71,625

		917,402

Trucking & Leasing–0.96%
DAE Funding 4.00% 8/1/20	50,000	49,563
Park Aerospace Holdings 5.25% 8/15/22	50,000	49,688
Penske Truck Leasing 3.375% 2/1/22	100,000	98,647

		197,898

Total Corporate Bonds (Cost $9,405,557)		9,107,016

LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–3.13%
•Limerock CLO II Series 2014-2A AR 3.655% (LIBOR03M + 1.30%) 4/18/26	215,259	$215,212
•Madison Park Funding XII Series 2014-12A AR 3.619% (LIBOR03M + 1.26%) 7/20/26	250,000	249,923
•Staniford Street CLO Series 2014-1A AR 3.521% (LIBOR03M + 1.18%) 6/15/25	181,395	181,431

Total Non-Agency Asset-Backed Securities (Cost $646,654)		646,566

LOAN AGREEMENTS–2.29%
•Axalta Coating Systems US Holdings Tranche B 1st Lien 4.084% (LIBOR03M + 1.75%) 6/1/24	18,393	18,325
•Builders FirstSource Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%) 2/29/24	24,561	24,592
•First Data 1st Lien 4.091% (LIBOR03M + 2.00%) 4/26/24	20,624	20,530
•First Data Tranche B 1st Lien 4.091% (LIBOR03M + 2.00%) 7/10/22	21,991	21,922
•Getty Images Tranche B 5.594% (LIBOR03M + 3.50%) 10/18/19	24,169	23,400
•Infor U.S. Tranche B 1st Lien 4.844% (LIBOR03M + 2.75%) 2/1/22	24,378	24,299
•Intelsat Jackson Holdings Tranche B3 1st Lien 5.853% (LIBOR03M + 3.75%) 11/27/23	50,000	49,957
•MEG Energy Tranche B 1st Lien 5.81% (LIBOR03M + 3.50%) 12/31/23	4,565	4,576
•Microchip Technology 4.10% (LIBOR03M + 2.00%) 5/29/25	25,000	25,005
•Micron Technology Tranche B 1st Lien 4.36% (LIBOR03M + 2.00%) 4/26/22	24,563	24,658
•Sabre GLBL 1st Lien 4.094% (LIBOR03M + 2.00%) 2/22/24	12,101	12,092
•Shearer’s Foods 1st Lien 6.344% (LIBOR03M + 4.25%) 6/30/21	24,373	24,098

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•SIG Combibloc U.S. Acquisition Tranche B 4.844% (LIBOR03M + 2.75%) 3/13/22	22,577	$22,614
•SS&C European Holdings Tranche B4 1st Lien 4.594% (LIBOR03M + 2.50%) 4/16/25	11,393	11,410
•SS&C Technologies Tranche B3 1st Lien 4.594% (LIBOR03M + 2.50%) 4/16/25	30,116	30,160
•Sybil Software Tranche B 4.834% (LIBOR03M + 2.50%) 9/30/23	17,374	17,390
•TransDigm Tranche G 1st Lien 4.594% (LIBOR03M + 2.50%) 8/22/24	48,739	48,455
•U.S. Renal Care 1st Lien 6.584% (LIBOR03M + 4.25%) 12/31/22	24,375	24,060
•Valeant Pharmaceuticals International Tranche B 4.982% (LIBOR03M + 3.00%) 5/30/25	21,140	21,096
•Vantiv Tranche A4 1st Lien 3.787% (LIBOR03M + 1.75%) 9/20/22	25,000	25,010

Total Loan Agreements (Cost $470,646)		473,649

U.S. TREASURY OBLIGATIONS–4.23%
U.S. Treasury Notes 1.125% 6/30/21	640,000	612,450
1.375% 9/30/20	270,000	263,023

Total U.S. Treasury Obligations (Cost $882,621)		875,473

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–11.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	2,467,016	$2,467,016

Total Money Market Fund (Cost $2,467,016)		2,467,016

LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.44% (Cost $20,337,708)	20,568,876
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	115,295

NET ASSETS APPLICABLE TO 2,088,052 SHARES OUTSTANDING–100.00%	$20,684,171

NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND STANDARD CLASS ($1,149,700 / 115,921 Shares)	$9.918

NET ASSET VALUE PER SHARE–LVIP GOLDMAN SACHS INCOME BUILDER FUND SERVICE CLASS ($19,534,471 / 1,972,131 Shares)	$9.905

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$20,662,232
Undistributed net investment income	263,683
Accumulated net realized loss on investments	(472,330)
Net unrealized appreciation of investments, foreign currencies and derivatives	230,586

TOTAL NET ASSETS	$20,684,171

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

«

Includes $8,808 cash collateral held at broker for futures contracts, $50,927 payable for fund shares redeemed, $15,495 due to manager and affiliates, $12,906 other accrued expenses payable and $7,077 expense reimbursement receivable from Lincoln Investment Advisors Corporation as of June 30, 2018.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
6	U.S. Treasury 2 yr Notes	$1,270,969	$1,271,128	10/1/18	$—	$(159)
3	U.S. Treasury 5 yr Notes	340,851	341,091	9/28/18	—	(240)
2	U.S. Treasury 10 yr Notes	240,375	240,480	9/20/18	—	(105)
(3)	U.S. Treasury Long Bonds	(435,000)	(428,697)	9/20/18	—	(6,303)
2	U.S. Treasury Ultra Bonds	319,125	312,812	9/20/18	6,313	—

Total Futures Contracts					$6,313	$(6,807)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

CLO–Collateralized Loan Obligation

ICE–Intercontinental Exchange

IT–Information Technology

LIBOR–London Interbank Offered Rate

LIBOR03M–ICE LIBOR USD 3 Month

MIDCV–Mid-Curve

USD–United States Dollar

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–11

LVIP Goldman Sachs Income Builder Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$239,828
Dividends	122,401
Foreign tax withheld	(2,331)

359,898

EXPENSES:
Management fees	63,378
Distribution fees-Service Class	23,087
Professional fees	21,400
Pricing fees	5,481
Reports and statements to shareholders	4,430
Shareholder servicing fees	2,828
Accounting and administration expenses	2,316
Custodian fees	1,414
Consulting fees	880
Trustees’ fees and expenses	271
Other	166

125,651
Less:
Expenses paid indirectly	(42)
Expenses reimbursed	(29,394)

Total operating expenses	96,215

NET INVESTMENT INCOME	263,683

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,547
Foreign currencies	(33)
Foreign currency exchange contracts	(3)
Futures contracts	51,441
Options purchased	1,995

Net realized gain	60,947

Net change in unrealized appreciation (depreciation) of:
Investments	(741,283)
Foreign currencies	(92)
Futures contracts	6,507
Options purchased	(492)

Net change in unrealized appreciation (depreciation)	(735,360)

NET REALIZED AND UNREALIZED LOSS	(674,413)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(410,730)

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$263,683	$442,776
Net realized gain	60,947	275,288
Net change in unrealized appreciation (depreciation)	(735,360)	421,945

Net increase (decrease) in net assets resulting from operations	(410,730)	1,140,009

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(25,541)
Service Class	—	(421,797)
Return of capital:
Standard Class	—	(485)
Service Class	—	(8,849)

	—	(456,672)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	185,263	24,102
Service Class	3,584,593	7,160,847
Reinvestment of dividends and distributions:
Standard Class	—	26,026
Service Class	—	430,646

	3,769,856	7,641,621

Cost of shares redeemed:
Standard Class	(2,277)	(9,467)
Service Class	(1,673,954)	(1,728,107)

	(1,676,231)	(1,737,574)

Increase in net assets derived from capital share transactions	2,093,625	5,904,047

NET INCREASE IN NET ASSETS	1,682,895	6,587,384
NET ASSETS:
Beginning of period	19,001,276	12,413,892

End of period	$20,684,171	$19,001,276

Undistributed net investment income	$263,683	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–12

LVIP Goldman Sachs Income Builder Fund

Financial Highlights

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Goldman Sachs Income Builder Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	Year Ended 12/31/16	12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$10.113	$9.626	$9.125	$9.824	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.145	0.307	0.332	0.371	0.237
Net realized and unrealized gain (loss)	(0.340)	0.454	0.486	(0.748)	(0.156)

Total from investment operations	(0.195)	0.761	0.818	(0.377)	0.081

Less dividends and distributions from:
Net investment income	—	(0.269)	(0.317)	(0.322)	(0.251)
Return of capital	—	(0.005)	—	—	(0.006)

Total dividends and distributions	—	(0.274)	(0.317)	(0.322)	(0.257)

Net asset value, end of period	$9.918	$10.113	$9.626	$9.125	$9.824

Total return[4]	(1.93% )	7.93%	8.94%	(3.85% )	0.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,150	$987	$900	$795	$826
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.12%	1.34%	1.29%	1.52%
Ratio of net investment income to average net assets	2.94%	3.06%	3.52%	3.77%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%	2.69%	2.93%	3.23%	2.71%
Portfolio turnover	23%	62%	81%	61%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower. Performance would have been lower had the expenses reimbursed not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–13

LVIP Goldman Sachs Income Builder Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding through each period were as follows:

	LVIP Goldman Sachs Income Builder Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended			5/1/14[2] to 12/31/14
		12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$10.112	$9.626	$9.126	$9.824	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.133	0.282	0.308	0.346	0.220
Net realized and unrealized gain (loss)	(0.340)	0.453	0.485	(0.747)	(0.156)

Total from investment operations	(0.207)	0.735	0.793	(0.401)	0.064

Less dividends and distributions from:
Net investment income	—	(0.244)	(0.293)	(0.297)	(0.234)
Return of capital	—	(0.005)	—	—	(0.006)

Total dividends and distributions	—	(0.249)	(0.293)	(0.297)	(0.240)

Net asset value, end of period	$9.905	$10.112	$9.626	$9.126	$9.824

Total return[4]	(2.05% )	7.66%	8.67%	(4.09% )	0.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,534	$18,014	$11,514	$9,416	$7,835
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.30%	1.37%	1.59%	1.54%	1.77%
Ratio of net investment income to average net assets	2.69%	2.81%	3.27%	3.52%	3.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.39%	2.44%	2.68%	2.98%	2.46%
Portfolio turnover	23%	62%	81%	61%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower. Performance would have been lower had the expenses reimbursed not been in effect.

See accompanying notes, which are an integral part of the financial statements.

LVIP Goldman Sachs Income Builder Fund–14

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Goldman Sachs Income Builder Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a balance of current income and capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014 - December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are

LVIP Goldman Sachs Income Builder Fund–15

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2018, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $71 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.75% of the average daily net assets for the Standard Class and 1.00% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For its services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

LVIP Goldman Sachs Income Builder Fund–16

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$519
Legal	103

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $347 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and monthly.

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$7,077
Management fees payable to LIAC	11,044
Distribution fees payable to LFD	4,011
Shareholder servicing fees payable to Lincoln Life	493
Prepaid printing and mailing fees to Lincoln Life	53

During the six months ended June 30, 2018, the Fund’s sub-adviser paid commissions in the amount of $71 to brokers considered to be affiliates of the sub-adviser.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

At June 30, 2018, Lincoln Life directly owned 42.82% of the Fund.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government and agency securities	$4,140,663
Purchases of U.S. government and agency securities	610,102
Sales other than U.S. government and agency securities	3,196,749
Sales of U.S. government and agency securities	998,965

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$20,337,708

Aggregate unrealized appreciation of investments and derivatives	$828,555
Aggregate unrealized depreciation of investments and derivatives	(597,881)

Net unrealized appreciation of investments and derivatives	$230,674

LVIP Goldman Sachs Income Builder Fund–17

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$—	$500,903	$500,903

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$129,103	$—	$129,103
Banks	872,733	—	872,733
Biotechnology	37,191	—	37,191
Capital Markets	107,726	—	107,726
Chemicals	192,298	—	192,298
Commercial Services & Supplies	67,266	—	67,266
Communications Equipment	208,007	—	208,007
Diversified Telecommunication Services	152,851	—	152,851
Electric Utilities	156,505	—	156,505
Energy Equipment & Services	84,592	—	84,592
Equity Real Estate Investment Trusts	382,899	—	382,899
Food & Staples Retailing	47,483	—	47,483
Food Products	62,066	—	62,066
Health Care Equipment & Supplies	299,388	—	299,388
Health Care Providers & Services	88,263	—	88,263
Hotels, Restaurants & Leisure	48,731	—	48,731
Industrial Conglomerates	115,929	—	115,929
Insurance	86,485	—	86,485
Internet Software & Services	53,072	—	53,072
IT Services	44,745	—	44,745
Media	86,744	—	86,744

LVIP Goldman Sachs Income Builder Fund–18

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Investments:

Assets:
Metals & Mining	$33,375	$—	$33,375
Multi-Utilities	73,837	—	73,837
Oil, Gas & Consumable Fuels	402,513	—	402,513
Pharmaceuticals	730,208	—	730,208
Road & Rail	69,565	—	69,565
Semiconductors & Semiconductor Equipment	200,564	—	200,564
Software	311,115	—	311,115
Technology Hardware, Storage & Peripherals	77,376	—	77,376
Tobacco	84,844	—	84,844
Water Utilities	73,683	—	73,683
Developed Markets
Beverages	61,464	—	61,464
Capital Markets	44,664	—	44,664
Construction & Engineering	109,573	—	109,573
Electric Utilities	180,222	—	180,222
Equity Real Estate Investment Trusts	—	45,382	45,382
Insurance	45,361	—	45,361
Oil, Gas & Consumable Fuels	363,318	—	363,318
Personal Products	78,844	—	78,844
Tobacco	79,055	—	79,055
Transportation Infrastructure	114,191	—	114,191
Wireless Telecommunication Services	131,152	—	131,152
Preferred Stock	157,573	52,033	209,606
Master Limited Partnerships	120,049	—	120,049
Agency Asset-Backed Security	—	35,118	35,118
Corporate Bonds	—	9,107,016	9,107,016
Non-Agency Asset-Backed Securities	—	646,566	646,566
Loan Agreements	—	473,649	473,649
U.S. Treasury Obligations	—	875,473	875,473
Money Market Fund	2,467,016	—	2,467,016

Total Investments	$9,333,639	$11,235,237	$20,568,876

Derivatives:
Assets:
Futures Contracts	$6,313	$—	$6,313

Liabilities:
Futures Contracts	$(6,807)	$—	$(6,807)

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Goldman Sachs Income Builder Fund–19

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	18,576	2,431
Service Class	358,911	713,961
Shares issued upon reinvestment of dividends and distributions:
Standard Class	—	2,573
Service Class	—	42,575

	377,487	761,540

Shares redeemed:
Standard Class	(225)	(978)
Service Class	(168,330)	(171,098)

	(168,555)	(172,076)

Net increase	208,932	589,464

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2018.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP Goldman Sachs Income Builder Fund–20

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2018, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.

Options Contracts–During the six months ended June 30, 2018, the Fund entered into options contracts in the normal course of pursuing its investment objectives and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2018, the Fund used options contracts including swaptions to manage the Fund’s exposure to changes in securities prices caused by interest rate or market conditions.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$6,313	Receivables and other assets net of liabilities	$(6,807)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3)	$—
Futures contracts (Interest rate contracts)	Net realized gain (loss) on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	51,441	6,507
Options purchased (Interest rate contracts)	Net realized gain (loss) on options purchased and net change in unrealized appreciation (depreciation) of options purchased	1,995	(492)

Total		$53,433	$6,015

LVIP Goldman Sachs Income Builder Fund–21

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,905,185	$1,058,199
Options contracts (average value)	1,596	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to the offsetting provisions.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services, LLC or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP Goldman Sachs Income Builder Fund–22

LVIP Goldman Sachs Income Builder Fund

Notes to Financial Statements (continued)

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Goldman Sachs Income Builder Fund–23

LVIP Government Money Market Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Government Money Market Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal six months on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Government Money Market Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses in the table reflect fee recoupments in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,005.50	0.51%	$2.54
Service Class Shares	1,000.00	1,004.20	0.76%	3.78
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.27	0.51%	$2.56
Service Class Shares	1,000.00	1,021.03	0.76%	3.81

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Government Money Market Fund–1

LVIP Government Money Market Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Agency Obligations	46.83%
U.S. Treasury Obligations	19.02%
Repurchase Agreements	31.24%
Money Market Fund	0.10%
Total Value of Securities	97.19%
Receivables and Other Assets Net of Liabilities	2.81%
Total Net Assets	100.00%

LVIP Government Money Market Fund–2

LVIP Government Money Market Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–46.83%
Federal Farm Credit Banks
•1.975% (LIBOR01M minus 0.05%) 2/7/20	7,725,000	$7,724,873
•2.22% (LIBOR01M + 0.19%) 8/8/18	1,000,000	1,000,336
Federal Farm Credit Discount Notes
≠1.95% 8/10/18	550,000	549,071
≠1.97% 9/10/18	4,360,000	4,343,318
≠1.98% 9/19/18	6,515,000	6,487,058
≠2.07% 11/19/18	9,965,000	9,884,989
≠2.08% 11/27/18	4,910,000	4,868,137
≠2.12% 12/24/18	2,245,000	2,221,403
≠2.15% 1/4/19	3,435,000	3,396,816
≠2.15% 1/16/19	6,830,000	6,749,205
≠2.24% 3/11/19	3,765,000	3,706,260
≠2.24% 3/19/19	3,765,000	3,704,129
≠2.27% 4/12/19	980,000	962,777
Federal Home Loan Bank Discount Notes
≠1.90% 7/10/18	4,995,000	4,992,677
≠1.90% 7/11/18	6,305,000	6,301,763
≠1.90% 7/18/18	20,370,000	20,352,022
≠1.90% 7/20/18	3,625,000	3,621,489
≠1.90% 7/25/18	10,350,000	10,337,173
≠1.939% 9/7/18	4,730,000	4,712,757
≠1.95% 8/3/18	3,890,000	3,883,243
≠1.95% 8/8/18	6,565,000	6,551,979
≠1.95% 8/10/18	14,000,000	13,973,104
≠1.95% 8/22/18	8,410,000	8,386,980
1.95% 8/29/18	1,440,000	1,435,469
≠2.02% 10/19/18	7,335,000	7,290,175
≠2.02% 10/22/18	665,000	660,848
Federal Home Loan Banks
•1.907% (LIBOR01M minus 0.15%) 11/14/18	6,590,000	6,590,000
•1.943% (LIBOR01M minus 0.16%) 7/27/18	5,575,000	5,575,000
•1.953% (LIBOR01M minus 0.15%) 7/27/18	4,690,000	4,690,000
•1.955% (LIBOR01M minus 0.13%) 11/16/18	11,000,000	11,000,000
•1.958% (LIBOR01M minus 0.14%) 10/26/18	2,750,000	2,750,000
•1.971% (LIBOR01M minus 0.12%) 3/25/19	20,000,000	20,000,000
•1.972% (LIBOR01M minus 0.13%) 1/28/19	3,210,000	3,210,000
•1.975% (LIBOR01M minus 0.115%) 10/3/18	10,500,000	10,500,000
•1.976% (LIBOR01M minus 0.07%) 2/11/19	1,550,000	1,550,337

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•1.976% (LIBOR01M minus 0.115%) 2/25/19	4,050,000	$4,050,000
•1.992% (LIBOR01M minus 0.10%) 11/1/18	9,000,000	9,000,000
•1.992% (LIBOR01M minus 0.10%) 11/2/18	12,000,000	12,000,000
•2.001% (LIBOR01M minus 0.09%) 1/25/19	3,290,000	3,290,000
•2.006% (LIBOR01M minus 0.04%) 7/9/18	7,000,000	7,000,000
•2.015% (LIBOR01M minus 0.07%) 12/19/18	12,000,000	12,000,000
•2.023% (LIBOR01M minus 0.08%) 8/27/19	5,380,000	5,380,000
•2.045% (LIBOR01M minus 0.04%) 4/17/20	4,080,000	4,080,000
•2.165% (LIBOR03M minus 0.16%) 6/20/19	10,145,000	10,145,000
•2.166% (LIBOR03M minus 0.16%) 6/12/19	2,165,000	2,164,466
•2.186% (LIBOR03M minus 0.14%) 12/19/19	2,730,000	2,730,000
Federal Home Loan Mortgage 0.875% 10/12/18	4,330,000	4,320,915
•1.93% (LIBOR01M minus 0.10%) 8/8/19	6,565,000	6,561,404
Freddie Mac Discount Notes
≠1.90% 7/26/18	11,700,000	11,685,456
≠1.95% 8/20/18	4,940,000	4,927,033

Total Agency Obligations (Cost $313,297,662)		313,297,662

U.S. TREASURY OBLIGATIONS–19.02%
U.S. Treasury Bills
≠1.76% 7/19/18	7,970,000	7,963,624
≠1.84% 8/2/18	12,520,000	12,501,916
≠1.85% 8/9/18	1,485,000	1,482,346
≠1.85% 8/16/18	11,000,000	10,974,911
≠1.85% 8/23/18	7,885,000	7,863,873
≠1.91% 9/13/18	12,000,000	11,954,243
≠1.91% 9/20/18	20,000,000	19,912,250
≠1.92% 9/27/18	25,000,000	24,884,194
≠1.98% 10/25/18	8,240,000	8,187,271
≠2.11% 12/27/18	11,505,000	11,385,727
U.S. Treasury Notes
1.125% 1/31/19	305,000	303,127
1.25% 1/31/19	305,000	303,347
1.375% 7/31/18	9,500,000	9,497,378

Total U.S. Treasury Obligations (Cost $127,214,207)		127,214,207

LVIP Government Money Market Fund–3

LVIP Government Money Market Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS–31.24%
Bank of Montreal
2.05%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $17,002,904 (collateralized by U.S. government obligations 0.00%–3.625% 8/16/18–11/15/46; market value $17,340,001)	17,000,000	$17,000,000
2.10%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $20,003,500 (collateralized by U.S. government and U.S. agency obligations 1.125%–4.5% 5/31/20–7/1/48; market value $20,599,907)	20,000,000	20,000,000
Bank of Nova Scotia
2.10%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $25,004,375 (collateralized by U.S. government obligations 1.75%–2.75% 3/31/22–11/15/23; market value $25,504,490)	25,000,000	25,000,000
BNP Paribas
2.12%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $23,004,063 (collateralized by U.S. government and U.S. agency obligations 1.625%–4.309% 8/31/22–3/20/48; market value $23,548,598)	23,000,000	23,000,000
Citigroup Global Markets
2.10%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $20,003,500 (collateralized by U.S. government obligations 1.50% 8/15/26; market value $20,400,044)	20,000,000	20,000,000
Credit Agricole Corporate and Investment Bank
2.12%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $15,002,650 (collateralized by U.S. government obligations 0.375% 1/15/27; market value $15,300,096)	15,000,000	15,000,000

	Principal Amount°	Value (U.S. $)

REPURCHASE AGREEMENTS (continued)
Goldman Sachs & Co.
2.07%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $15,002,588 (collateralized by U.S. agency obligations 3.50% 2/20/48; market value $15,300,001)	15,000,000	$15,000,000
Mizuho Securities USA
2.12%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $20,003,533 (collateralized by U.S. government obligations 3.125%–3.625% 2/15/21–8/15/44; market value $20,400,004)	20,000,000	20,000,000
Natixis
2.10%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $26,004,550 (collateralized by U.S. government obligations 0.125%–6.875% 11/30/18–11/15/47; market value $26,520,016)	26,000,000	26,000,000
2.12%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $8,001,413 (collateralized by U.S. government and U.S. agency obligations 1.625%–5.795% 3/31/19–8/1/46; market value $8,239,769)	8,000,000	8,000,000
TD Securities USA
2.12%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $20,003,533 (collateralized by U.S. agency obligations 3.50% 7/01/46; market value $20,600,001)	20,000,000	20,000,000

Total Repurchase Agreements (Cost $209,000,000)		209,000,000

LVIP Government Money Market Fund–4

LVIP Government Money Market Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.10%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.50%)	653,639	$653,639

Total Money Market Fund (Cost $653,639)		653,639

TOTAL VALUE OF SECURITIES–97.19% (Cost $650,165,508)Δ	650,165,508
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.81%	18,795,317

NET ASSETS APPLICABLE TO 66,896,079 SHARES OUTSTANDING–100.00%	$668,960,825

NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($435,042,137 / 43,504,306 Shares)	$10.000

NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($233,918,688 / 23,391,773 Shares)	$10.000

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$668,958,822
Accumulated net realized gain on investments	2,003

TOTAL NET ASSETS	$668,960,825

Δ	Also the cost for federal income tax purposes.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

«	Includes $1,947,423 payable for fund shares redeemed, $274,248 due to manager and affiliates and $14,878 other accrued expenses payable as of June 30, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars.

Summary of Abbreviations:

ICE–Intercontinental Exchange

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–5

LVIP Government Money Market Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$5,482,773

EXPENSES:
Management fees	1,304,086
Distribution fees-Service Class	291,204
Shareholder servicing fees	99,758
Accounting and administration expenses	82,893
Professional fees	18,434
Reports and statements to shareholders	16,701
Trustees’ fees and expenses	10,498
Custodian fees	3,714
Pricing fees	1,154
Consulting fees	1,080
Other	28,030

1,857,552
Plus:
Recoupment of prior expenses reduced by the Advisor	176,449

Total operating expenses	2,034,001

NET INVESTMENT INCOME	3,448,772

NET REALIZED GAIN FROM INVESTMENTS	1,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,450,647

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$3,448,772	$2,241,396
Net realized gain	1,875	128

Net increase in net assets resulting from operations	3,450,647	2,241,524

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,454,067)	(1,813,330)
Service Class	(994,705)	(428,066)
Net realized gain:
Standard Class	—	(14,061)
Service Class	—	(7,898)

	(3,448,772)	(2,263,355)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	340,706,732	607,895,408
Service Class	134,321,677	257,396,789
Reinvestment of dividends and distributions:
Standard Class	2,453,476	1,827,391
Service Class	994,374	435,964

	478,476,259	867,555,552

Cost of shares redeemed:
Standard Class	(402,791,962)	(598,526,445)
Service Class	(133,762,302)	(276,425,047)

	(536,554,264)	(874,951,492)

Decrease in net assets derived from capital share transactions	(58,078,005)	(7,395,940)

NET DECREASE IN NET ASSETS	(58,076,130)	(7,417,771)
NET ASSETS:
Beginning of period	727,036,955	734,454,726

End of period	$668,960,825	$727,036,955

Undistributed net investment income	$—	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–6

LVIP Government Money Market Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000

Income from investment operations:
Net investment income	0.054	0.041	0.003	0.002	0.003	0.002

Total from investment operations	0.054	0.041	0.003	0.002	0.003	0.002

Less dividends and distributions from:
Net investment income	(0.054)	(0.041)	(0.003)	(0.002)	(0.003)	(0.002)
Net realized gain	—	— [3]	—	—	—	—

Total dividends and distributions	(0.054)	(0.041)	(0.003)	(0.002)	(0.003)	(0.002)

Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000

Total return[4]	0.54%	0.41%	0.03%	0.02%	0.03%	0.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$435,042	$494,673	$483,490	$434,793	$482,693	$447,167
Ratio of expenses to average net assets[5]	0.51%	0.52%	0.37%	0.17%	0.12%	0.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.46%	0.45%	0.44%	0.43%	0.41%	0.44%
Ratio of net investment income to average net assets[5]	1.09%	0.41%	0.04%	0.02%	0.03%	0.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	1.14%	0.48%	(0.03% )	(0.24% )	(0.26% )	(0.25% )

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.

[3]	For the year ended December 31, 2017, net realized gain distributions of $14,061 were made by the Fund’s Standard Class, which calculated to de minimis amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]

The Fund recouped management fees during the six months ended June 30, 2018 and the year ended December 31, 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.05% and 0.07%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–7

LVIP Government Money Market Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000

Income from investment operations:
Net investment income	0.042	0.018	0.003	0.002	0.003	0.002

Total from investment operations	0.042	0.018	0.003	0.002	0.003	0.002

Less dividends and distributions from:
Net investment income	(0.042)	(0.018)	(0.003)	(0.002)	(0.003)	(0.002)
Net realized gain	—	— [3]	—	—	—	—

Total dividends and distributions	(0.042)	(0.018)	(0.003)	(0.002)	(0.003)	(0.002)

Net asset value, end of period	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000	$ 10.000

Total return[4]	0.42%	0.18%	0.03%	0.02%	0.03%	0.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$233,919	$232,364	$250,965	$265,037	$283,668	$302,807
Ratio of expenses to average net assets[5]	0.76%	0.75%	0.38%	0.17%	0.12%	0.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.71%	0.70%	0.69%	0.68%	0.66%	0.69%
Ratio of net investment income to average net assets[5]	0.84%	0.18%	0.03%	0.02%	0.03%	0.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed/recouped	0.89%	0.23%	(0.28% )	(0.49% )	(0.51% )	(0.50% )

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Commencing April 1, 2016, BlackRock Advisors, LLC replaced Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, as the Fund’s Sub-adviser.

[3]	For the year ended December 31, 2017, net realized gain distributions of $7,898 were made by the Fund’s Service Class, which calculated to de minimis amount of $0.000 per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]

The Fund recouped management fees during the six months ended June 30, 2018 and the year ended December 31, 2017, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.05% and 0.07%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund–8

LVIP Government Money Market Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).

The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Open-end investment companies are valued at their published NAV. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current six months. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Government Money Market Fund–9

LVIP Government Money Market Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i. e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays such dividends daily. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million. The fee is calculated daily and paid monthly.

BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$19,586
Legal	3,902

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,952 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LIAC may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%. Effective February 7, 2018, LIAC and its affiliated distributor have contractually agreed to limit the recoupment of previously waived management and 12b-1 fees to 0.03% of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and the adviser. During the six months ended June 30, 2018, LIAC recouped $176,449 in previously waived management fees.

LVIP Government Money Market Fund–10

LVIP Government Money Market Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal years in which they expire:

	Expiration Date
	7/1/18- 12/31/18	2019	2020	Total
LFD	$355,435	$702,507	$47,465	$1,105,407
LIAC	895,717	440,076	—	1,335,793

Total	$1,251,152	$1,142,583	$47,465	$2,441,200

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$209,803
Distribution fees payable to LFD	47,658
Shareholder servicing fees payable to Lincoln Life	16,112
Printing and mailing fees payable to Lincoln Life	675

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Obligations	$—	$313,297,662	$313,297,662
U.S. Treasury Obligations	—	127,214,207	127,214,207
Repurchase Agreements	—	209,000,000	209,000,000
Money Market Fund	653,639	—	653,639

Total Investments	$653,639	$649,511,869	$650,165,508

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Government Money Market Fund–11

LVIP Government Money Market Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	34,070,672	60,789,540
Service Class	13,432,167	25,739,679
Shares reinvested:
Standard Class	245,347	182,740
Service Class	99,437	43,596

	47,847,623	86,755,555

Shares redeemed:
Standard Class	(40,279,194)	(59,852,644)
Service Class	(13,376,229)	(27,642,505)

	(53,655,423)	(87,495,149)

Net decrease	(5,807,800)	(739,594)

5. Credit and Market Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Government Money Market Fund–12

LVIP Invesco Diversified Equity-Income Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$986.50	0.07%	$0.34
Service Class Shares	1,000.00	984.80	0.42%	2.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.45	0.07%	$0.35
Service Class Shares	1,000.00	1,022.71	0.42%	2.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–1

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	95.07%
Investment Companies	95.07%
Equity Funds	95.07%
Unaffiliated Investment	4.79%
Investment Company	4.79%
Money Market Fund	4.79%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–2

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–95.07%
INVESTMENT COMPANIES–95.07%
Equity Funds–95.07%
*Invesco V.I. Core Equity Fund	2,581,921	$94,472,477
*Invesco V.I. Diversified Dividend Fund	3,647,016	97,010,618
*Invesco V.I. Equity and Income Fund	6,757,731	127,248,073

Total Affiliated Investments (Cost $298,080,729)		318,731,168

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.79%
INVESTMENT COMPANY–4.79%
Money Market Fund–4.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	16,065,591	$16,065,591

Total Unaffiliated Investment (Cost $16,065,591)		16,065,591

TOTAL VALUE OF SECURITIES–99.86% (Cost $314,146,320)	334,796,759
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	459,608

NET ASSETS APPLICABLE TO 30,172,665 SHARES OUTSTANDING–100.00%	$335,256,367

*	Series I Shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	British Pound	$ 413,625	$ 419,879	9/18/18	$ (6,254)
4	Euro	586,825	593,787	9/18/18	(6,962)
4	Japanese Yen	453,375	456,558	9/18/18	(3,183)

					(16,399)

Equity Contracts:
1	E-mini Russell 2000 Index	82,375	84,095	9/24/18	(1,720)
69	E-mini S&P 500 Index	9,389,520	9,606,252	9/22/18	(216,732)
7	E-mini S&P MidCap 400 Index	1,369,270	1,396,500	9/24/18	(27,230)
17	Euro STOXX 50 Index	673,202	690,307	9/24/18	(17,105)
4	FTSE 100 Index	401,283	403,819	9/24/18	(2,536)
2	Nikkei 225 Index (OSE)	402,655	404,834	9/14/18	(2,179)

					(267,502)

Total Futures Contracts					$(283,901)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–3

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$318,731,168
Unaffiliated investment, at value	16,065,591
Cash collateral held at broker for futures contracts	543,824
Receivable for investments sold	151,385
Variation margin due from broker on futures contracts	28,387
Receivable for fund shares sold	27,458
Dividends receivable	21,883
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	14,935

TOTAL ASSETS	335,584,631

LIABILITIES:
Due to manager and affiliates	120,063
Due to custodian	105,851
Payable for fund shares redeemed	86,163
Other accrued expenses payable	16,187

TOTAL LIABILITIES	328,264

TOTAL NET ASSETS	$335,256,367

Affiliated investments, at cost	$298,080,729
Unaffiliated investment, at cost	16,065,591

Standard Class:
Net Assets	$2,071,610
Shares Outstanding	186,101
Net Asset Value Per Share	$11.132

Service Class:
Net Assets	$333,184,757
Shares Outstanding	29,986,564
Net Asset Value Per Share	$11.111

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$307,674,289
Accumulated net investment loss	(587,980)
Accumulated net realized gain on investments	7,803,626
Net unrealized appreciation of investments, foreign currencies and derivatives	20,366,432

TOTAL NET ASSETS	$335,256,367

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–4

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Statement of Operations Six Months Ended June 30, 2018 (unaudited)	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Statements of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investment	$116,055

EXPENSES:
Management fees	1,010,993
Distribution fees-Service Class	586,085
Shareholder servicing fees	48,865
Accounting and administration expenses	26,629
Professional fees	16,836
Reports and statements to shareholders	16,805
Trustees’ fees and expenses	5,025
Consulting fees	1,950
Custodian fees	600
Pricing fees	110
Other	1,396

1,715,294
Less:
Management fees waived	(926,744)
Expenses reimbursed	(84,457)
Expenses paid indirectly	(58)

Total operating expenses	704,035

NET INVESTMENT LOSS	(587,980)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of investments in affiliated investments	(795,418)
Foreign currencies	(833)
Futures contracts	(382,824)

Net realized loss	(1,179,075)

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(2,878,794)
Foreign currencies	(101)
Futures contracts	(461,548)

Net change in unrealized appreciation (depreciation)	(3,340,443)

NET REALIZED AND UNREALIZED LOSS	(4,519,518)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,107,498)

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(587,980)	$3,314,676
Net realized gain (loss)	(1,179,075)	11,591,290
Net change in unrealized appreciation (depreciation)	(3,340,443)	17,400,595

Net increase (decrease) in net assets resulting from operations	(5,107,498)	32,306,561

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(28,321)
Service Class	—	(3,437,418)
Net realized gain:
Standard Class	—	(33,641)
Service Class	—	(5,579,945)

	—	(9,079,325)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	69,272	250,308
Service Class	17,778,250	62,618,869
Reinvestment of dividends and distributions:
Standard Class	—	61,962
Service Class	—	9,017,363

	17,847,522	71,948,502

Cost of shares redeemed:
Standard Class	(79,059)	(198,825)
Service Class	(18,621,603)	(29,439,823)

	(18,700,662)	(29,638,648)

Increase (Decrease) in net assets derived from capital share transactions	(853,140)	42,309,854

NET INCREASE (DECREASE) IN NET ASSETS	(5,960,638)	65,537,090
NET ASSETS:
Beginning of period	341,217,005	275,679,915

End of period	$335,256,367	$341,217,005

Accumulated net investment loss	$(587,980)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–5

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16[2]	12/31/15	5/1/14[3] to 12/31/14

Net asset value, beginning of period	$11.284		$10.469	$9.661	$10.341	$10.000

Income (loss) from investment operations:
Net investment income[4]	—	[5]	0.153	0.143	0.226	0.154
Net realized and unrealized gain (loss)	(0.152)		1.007	0.926	(0.725)	0.306

Total from investment operations	(0.152)		1.160	1.069	(0.499)	0.460

Less dividends and distributions from:
Net investment income	—		(0.154)	(0.114)	(0.181)	(0.079)
Net realized gain	—		(0.191)	(0.147)	—	(0.040)

Total dividends and distributions	—		(0.345)	(0.261)	(0.181)	(0.119)

Net asset value, end of period	$11.132		$11.284	$10.469	$9.661	$10.341

Total return[6]	(1.35%	)	11.14%	11.14%	(4.84% )	4.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,071		$2,110	$1,851	$983	$566
Ratio of expenses to average net assets[7]	0.07%		0.07%	0.07%	0.07%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.67%		0.66%	0.67%	0.72%	1.11%
Ratio of net investment income to average net assets	0.00%[8]		1.39%	1.43%	2.21%	2.22%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.60%	)[8]	0.80%	0.83%	1.56%	1.18%
Portfolio turnover	4%		5%	5%	4%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Amount rounds to less than $0.001 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–6

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16[2]	12/31/15	5/1/14[3] to 12/31/14

Net asset value, beginning of period	$11.282		$10.470	$9.664	$10.343	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.114	0.108	0.189	0.130
Net realized and unrealized gain (loss)	(0.151)		1.005	0.923	(0.723)	0.306

Total from investment operations	(0.171)		1.119	1.031	(0.534)	0.436

Less dividends and distributions from:
Net investment income	—		(0.116)	(0.078)	(0.145)	(0.053)
Net realized gain	—		(0.191)	(0.147)	—	(0.040)

Total dividends and distributions	—		(0.307)	(0.225)	(0.145)	(0.093)

Net asset value, end of period	$11.111		$11.282	$10.470	$9.664	$10.343

Total return[5]	(1.52%	)	10.74%	10.75%	(5.17% )	4.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$333,185		$339,107	$273,829	$120,676	$32,068
Ratio of expenses to average net assets[6]	0.42%		0.42%	0.42%	0.42%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.02%		1.01%	1.02%	1.07%	1.46%
Ratio of net investment income (loss) to average net assets	(0.35%	)[7]	1.04%	1.08%	1.86%	1.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.95%	)[7]	0.45%	0.48%	1.21%	0.83%
Portfolio turnover	4%		5%	5%	4%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–7

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Diversified Equity-Income Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco Funds (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Invesco Funds, which are advised by an unaffiliated adviser, invest in stocks and bonds. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation and current income.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–8

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.60% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.55% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.07% of the average daily net assets for the Standard Class and 0.42% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$9,599
Legal	1,912

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,910 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–9

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$14,935
Management fees payable to LIAC	13,941
Distribution fees payable to LFD	96,985
Printing and mailing fees payable to Lincoln Life	1,051
Shareholder servicing fees payable to Lincoln Life	8,086

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers’ whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–95.07%@
Equity Funds–95.07%@
*Invesco V.I. Core Equity Fund	$97,967,725	$3,308,898	$6,544,652	$(722,629)	$463,135	$94,472,477	2,581,921	$—	$—
*Invesco V.I. Diversified Dividend Fund	96,562,223	6,292,881	3,814,940	(52,131)	(1,977,415)	97,010,618	3,647,016	—	—
*Invesco V.I. Equity and Income Fund	129,626,960	4,472,922	5,466,637	(20,658)	(1,364,514)	127,248,073	6,757,731	—	—

Total	$324,156,908	$14,074,701	$15,826,229	$(795,418)	$(2,878,794)	$318,731,168		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Series I Shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$14,074,701
Sales	15,826,229

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$314,146,320

Aggregate unrealized appreciation of investments and derivatives	$20,650,439
Aggregate unrealized depreciation of investments and derivatives	(283,901)

Net unrealized appreciation of investments and derivatives	$20,366,538

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–10

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$318,731,168
Unaffiliated Investment Company	16,065,591

Total Investments	$334,796,759

Derivatives:
Liabilities:
Futures Contracts	$(283,901)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	6,162	22,771
Service Class	1,581,295	5,779,114
Shares reinvested:
Standard Class	—	5,535
Service Class	—	807,755

	1,587,457	6,615,175

Shares redeemed:
Standard Class	(7,023)	(18,179)
Service Class	(1,650,873)	(2,684,775)

	(1,657,896)	(2,702,954)

Net increase (decrease)	(70,439)	3,912,221

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–11

LVIP Invesco Diversified Equity-Income Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(16,399)
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(267,502)

Total		$—		$(283,901)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were open through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$49,496	$(42,589)
Futures contracts (Equity contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(432,320)	(418,959)

Total		$(382,824)	$(461,548)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$13,091,941	$1,758,169

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco Diversified Equity-Income Managed Volatility Fund–12

LVIP Invesco Select Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Invesco Select Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Invesco Select Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018 (unaudited)

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$992.00	0.14%	$0.69
Service Class Shares	1,000.00	990.20	0.49%	2.42
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.10	0.14%	$0.70
Service Class Shares	1,000.00	1,022.36	0.49%	2.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Invesco Select Equity Managed Volatility Fund–1

LVIP Invesco Select Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investment	66.75%
Investment Company	66.75%
Equity Fund	66.75%
Unaffiliated Investments	33.15%
Investment Companies	33.15%
Equity Fund	28.44%
Money Market Fund	4.71%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

LVIP Invesco Select Equity Managed Volatility Fund–2

LVIP Invesco Select Equity Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–66.75%
INVESTMENT COMPANY–66.75%
Equity Fund–66.75%
*Invesco V.I. Equally-Weighted S&P 500 Fund	4,732,847	$95,603,515

Total Affiliated Investment (Cost $77,710,148)		95,603,515

UNAFFILIATED INVESTMENTS–33.15%
INVESTMENT COMPANIES–33.15%
Equity Fund–28.44%
*Invesco V.I. Comstock Fund	1,973,204	40,726,922

		40,726,922

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.71%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	6,741,873	$6,741,873

		6,741,873

Total Unaffiliated Investments (Cost $40,241,978)		47,468,795

TOTAL VALUE OF SECURITIES–99.90% (Cost $117,952,126)	143,072,310
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	144,370

NET ASSETS APPLICABLE TO 12,725,533 SHARES OUTSTANDING–100.00%	$143,216,680

*   Series I Shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
29	E-mini S&P 500 Index	$3,946,320	$4,041,054	9/22/18	$(94,734)
8	E-mini S&P MidCap 400 Index	1,564,880	1,595,858	9/24/18	(30,978)
1	Euro STOXX 50 Index	39,600	41,014	9/24/18	(1,414)

Total Futures Contracts					$(127,126)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–3

LVIP Invesco Select Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investment, at value	$95,603,515
Unaffiliated investments, at value	47,468,795
Cash collateral held at broker for futures contracts	225,191
Cash	20,955
Receivable for fund shares sold	18,002
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	13,564
Dividends receivable	8,874
Receivable for investments sold	6,705
Variation margin due from broker on futures contracts	5,094

TOTAL ASSETS	143,370,695

LIABILITIES:
Payable for fund shares redeemed	75,885
Due to manager and affiliates	62,407
Other accrued expenses payable	15,256
Variation margin due to broker on futures contracts	467

TOTAL LIABILITIES	154,015

TOTAL NET ASSETS	$143,216,680

Affiliated investment, at cost	$77,710,148
Unaffiliated investments, at cost	40,241,978

Standard Class:
Net Assets	$94,757
Shares Outstanding	8,402
Net Asset Value Per Share	$11.278

Service Class:
Net Assets	$143,121,923
Shares Outstanding	12,717,131
Net Asset Value Per Share	$11.254

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$128,465,368
Accumulated net investment loss	(268,776)
Accumulated net realized loss on investments	(9,972,965)
Net unrealized appreciation of investments, foreign currencies and derivatives	24,993,053

TOTAL NET ASSETS	$143,216,680

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–4

LVIP Invesco Select Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$43,035

EXPENSES:
Management fees	469,750
Distribution fees-Service Class	252,774
Shareholder servicing fees	20,958
Accounting and administration expenses	20,029
Professional fees	15,535
Reports and statements to shareholders	8,356
Trustees’ fees and expenses	2,173
Consulting fees	1,893
Custodian fees	1,126
Pricing fees	60
Other	569

793,223
Less:
Management fees waived	(368,573)
Expenses reimbursed	(70,693)
Expenses paid indirectly	(6)
Total operating expenses	353,951

NET INVESTMENT LOSS	(310,916)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investment	455,041
Sale of unaffiliated investments	181,733
Foreign currencies	(2,694)
Futures contracts	(2,536,833)

Net realized loss	(1,902,753)

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	1,153,832
Unaffiliated investments	(99,688)
Foreign currencies	(7)
Futures contracts	(195,894)

Net change in unrealized appreciation (depreciation)	858,243

NET REALIZED AND UNREALIZED LOSS	(1,044,510)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,355,426)

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(310,916)	$982,645
Net realized gain (loss)	(1,902,753)	4,997,394
Net change in unrealized appreciation (depreciation)	858,243	16,810,969

Net increase (decrease) in net assets resulting from operations	(1,355,426)	22,791,008

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,651)
Service Class	—	(2,048,488)

	—	(2,050,139)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,268	653
Service Class	7,008,812	13,406,643
Reinvestment of dividends and distributions:
Standard Class	—	1,651
Service Class	—	2,048,488

	7,010,080	15,457,435

Cost of shares redeemed:
Standard Class	(3,033)	(7,136)
Service Class	(10,263,917)	(21,068,574)

	(10,266,950)	(21,075,710)

Decrease in net assets derived from capital share transactions	(3,256,870)	(5,618,275)

NET INCREASE (DECREASE) IN NET ASSETS	(4,612,296)	15,122,594
NET ASSETS:
Beginning of period	147,828,976	132,706,382

End of period	$143,216,680	$147,828,976

Undistributed (accumulated) net investment income (loss)	$(268,776)	$42,140

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–5

LVIP Invesco Select Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Select Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1]			Year Ended		1/2/14[3] to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$11.368		$9.794	$9.307	$10.376	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)		0.111	0.070	0.213	0.187
Net realized and unrealized gain (loss)	(0.085)		1.659	0.511	(1.104)	0.298

Total from investment operations	(0.090)		1.770	0.581	(0.891)	0.485

Less dividends and distributions from:
Net investment income	—		(0.196)	(0.094)	(0.178)	(0.109)

Total dividends and distributions	—		(0.196)	(0.094)	(0.178)	(0.109)

Net asset value, end of period	$11.278		$11.368	$9.794	$9.307	$10.376

Total return[5]	(0.80%	)	18.08%	6.24%	(8.59% )	4.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95		$97	$88	$87	$90
Ratio of expenses to average net assets[6]	0.14%		0.14%	0.10%	0.00%	0.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.75%		0.74%	0.75%	0.76%	0.84%
Ratio of net investment income (loss) to average net assets	(0.08%	)[7]	1.06%	0.75%	2.12%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.69%	)[7]	0.46%	0.10%	1.36%	1.00%
Portfolio turnover	3%		12%	84%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–6

LVIP Invesco Select Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Invesco Select Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1]			Year Ended		1/2/14[3] to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$11.365		$9.794	$9.310	$10.377	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.024)		0.074	0.037	0.177	0.155
Net realized and unrealized gain (loss)	(0.087)		1.656	0.509	(1.101)	0.294

Total from investment operations	(0.111)		1.730	0.546	(0.924)	0.449

Less dividends and distributions from:
Net investment income	—		(0.159)	(0.062)	(0.143)	(0.072)

Total dividends and distributions	—		(0.159)	(0.062)	(0.143)	(0.072)

Net asset value, end of period	$11.254		$11.365	$9.794	$9.310	$10.377

Total return[5]	(0.98%	)	17.66%	5.86%	(8.91% )	4.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,122		$147,732	$132,618	$119,309	$75,250
Ratio of expenses to average net assets[6]	0.49%		0.49%	0.45%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.10%		1.09%	1.10%	1.11%	1.19%
Ratio of net investment income (loss) to average net assets	(0.43%	)[7]	0.71%	0.40%	1.77%	1.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.04%	)[7]	0.11%	(0.25% )	1.01%	0.65%
Portfolio turnover	3%		12%	84%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–7

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Invesco V.I. Comstock Fund and the Invesco V.I. Equally-Weighted S&P 500 Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”) and the Underlying Funds are advised by an unaffiliated adviser. The Invesco V.I. Comstock Fund, invests at least 80% of its assets in common stocks and in derivatives and other instruments that have economic characteristics of such securities. The Invesco V.I. Comstock Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. The Invesco V.I. Equally-Weighted S&P 500 Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index. The Invesco V.I. Equally-Weighted S&P 500 Fund invests in each common stock included in the S&P 500® Index in approximately equal proportions. In addition to investment company investments, the Fund may invest in individual securities, such as money market investments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Invesco Select Equity Managed Volatility Fund–8

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of average daily net assets of the Fund. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.51% of average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.14% of average daily net assets for the Standard Class and 0.49% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$4,151
Legal	827

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,054 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Invesco Select Equity Managed Volatility Fund–9

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2018, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$13,564
Management fees payable to LIAC	16,732
Distribution fees payable to LFD	41,801
Shareholder servicing fees payable to Lincoln Life	3,466
Printing and mailing fees payable to Lincoln Life	408

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–66.75%@
Equity Fund–66.75%@
*Invesco V.I. Equally-Weighted S&P 500 Fund	$98,355,843	$2,469,942	$6,831,143	$455,041	$1,153,832	$95,603,515	4,732,847	$—	$—

@As a percentage of Net Assets as of June 30, 2018.

*Series I Shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,528,489
Sales	9,660,785

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$117,952,126

Aggregate unrealized appreciation of investments and derivatives	$25,120,184
Aggregate unrealized depreciation of investments and derivatives	(127,126)

Net unrealized appreciation of investments and derivatives	$24,993,058

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss. As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$3,849,073	$3,498,414	$7,347,487

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

LVIP Invesco Select Equity Managed Volatility Fund–10

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$95,603,515
Unaffiliated Investment Companies	47,468,795

Total Investments	$143,072,310

Derivatives:

Liabilities:
Futures Contracts	$(127,126)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	114	64
Service Class	615,784	1,283,408
Shares reinvested:
Standard Class	—	145
Service Class	—	179,468

	615,898	1,463,085

Shares redeemed:
Standard Class	(266)	(647)
Service Class	(897,054)	(2,004,921)

	(897,320)	(2,005,568)

Net decrease	(281,422)	(542,483)

LVIP Invesco Select Equity Managed Volatility Fund–11

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(127,126)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$47,707	—
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,584,540)	$(195,894)

Total		$(2,536,833)	$(195,894)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$2,210,130	$16,458,113

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP Invesco Select Equity Managed Volatility Fund–12

LVIP Invesco Select Equity Managed Volatility Fund

Notes to Financial Statements (continued)

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Invesco Select Equity Managed Volatility Fund–13

LVIP JPMorgan High Yield Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP JPMorgan High Yield Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan High Yield Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$998.60	0.68%	$3.37
Service Class Shares	1,000.00	997.40	0.93%	4.61
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Convertible Bonds	0.03%
Corporate Bonds	92.02%
Advertising	0.27%
Aerospace & Defense	1.02%
Airlines	0.16%
Apparel	0.05%
Auto Manufacturers	0.76%
Auto Parts & Equipment	1.33%
Banks	2.06%
Biotechnology	0.17%
Building Materials	2.25%
Chemicals	2.25%
Coal	0.07%
Commercial Services	4.76%
Computers	1.35%
Construction & Engineering	0.85%
Containers & Packaging	1.59%
Cosmetics & Personal Care	0.09%
Distribution & Wholesale	0.47%
Diversified Financial Services	3.03%
Electric	2.01%
Electrical Components & Equipment	0.11%
Electronics	0.01%
Energy Alternate Sources	0.27%
Entertainment	2.65%
Environmental Control	0.12%
Food	3.77%
Gas	0.23%
Health Care Products	0.31%
Health Care Services	6.41%
Home Builders	0.95%
Home Furnishings	0.18%
Household Products & Wares	0.38%
Insurance	0.65%
Internet	0.74%
Iron & Steel	1.35%
Leisure Time	0.18%
Lodging	1.40%
Machinery Construction & Mining	0.74%
Machinery Diversified	0.19%
Manufacturing	1.44%
Media	9.22%
Metal Fabricate & Hardware	0.34%
Mining	1.87%
Office & Business Equipment	0.12%
Oil & Gas	7.40%
Oil & Gas Services	1.23%

Security Type/Sector	Percentage of Net Assets
Paper & Forest Products	0.25%
Pharmaceuticals	2.87%
Pipelines	4.55%
Private Equity	0.51%
Real Estate	0.07%
Real Estate Investment Trusts	1.41%
Retail	2.74%
Semiconductors	0.61%
Software	2.78%
Telecommunications	8.47%
Toys, Games & Hobbies	0.19%
Transportation	0.13%
Trucking & Leasing	0.64%
Loan Agreements	4.12%
Common Stock	0.73%
Preferred Stock	0.76%
Right	0.02%
Money Market Fund	2.17%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)*
A	0.35%
BBB	5.99%
BB	44.57%
B	37.71%
CCC	7.07%
Below CCC	0.10%
Not-Rated	4.21%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). U.S. Treasury Obligation; U.S. Agency Obligation, Agency mortgage-backed, Agency Commercial Mortgage-Backed and Agency Collateralized Mortgage Obligation securities appear under “U.S. Government”. Discount notes, commercial papers and certificate of deposits appear under “Short-Term Investment”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS–0.03%
Liberty Interactive 3.75% exercise price $945.48, maturity date 2/15/30	138,000	$96,945
Liberty Interactive 4.00% exercise price $924.59, maturity date 11/15/29	192,000	135,859

Total Convertible Bonds (Cost $214,805)		232,804

CORPORATE BONDS–92.02%
Advertising–0.27%
Lamar Media 5.75% 2/1/26	680,000	691,050
Outfront Media Capital
5.25% 2/15/22	336,000	340,875
5.625% 2/15/24	500,000	507,860
5.875% 3/15/25	500,000	505,950

		2,045,735

Aerospace & Defense–1.02%
Arconic
5.125% 10/1/24	1,765,000	1,748,453
5.87% 2/23/22	1,276,000	1,337,886
5.90% 2/1/27	376,000	380,700
TransDigm
6.00% 7/15/22	1,956,000	1,971,257
6.375% 6/15/26	632,000	628,840
6.50% 7/15/24	175,000	178,500
6.50% 5/15/25	1,082,000	1,096,877
TransDigm UK Holdings 6.875% 5/15/26	513,000	521,336

		7,863,849

Airlines–0.16%
United Continental Holdings 5.00% 2/1/24	1,296,000	1,253,880
◆US Airways 2013-1 Class B Pass-Through Trust 5.375% 11/15/21	—	0

		1,253,880

Apparel–0.05%
Hanesbrands 4.875% 5/15/26	400,000	388,000
Levi Strauss & Co. 5.00% 5/1/25	25,000	25,000

		413,000

Auto Manufacturers–0.76%
Fiat Chrysler Automobiles 5.25% 4/15/23	1,953,000	1,968,233
Jaguar Land Rover Automotive 4.50% 10/1/27	1,798,000	1,613,705
JB Poindexter & Co. 7.125% 4/15/26	351,000	361,530
=‡Motors Liquidation 8.80%	425,000	0
Navistar International 6.625% 11/1/25	1,830,000	1,889,475

		5,832,943

Auto Parts & Equipment–1.33%
Allison Transmission 4.75% 10/1/27	1,507,000	1,409,045

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
American Axle & Manufacturing
6.25% 4/1/25	2,190,000	$2,181,787
6.25% 3/15/26	926,000	905,165
6.50% 4/1/27	2,199,000	2,174,261
6.625% 10/15/22	62,000	63,705
Goodyear Tire & Rubber
4.875% 3/15/27	1,826,000	1,673,091
5.00% 5/31/26	1,060,000	989,775
5.125% 11/15/23	885,000	880,575

		10,277,404

Banks–2.06%
Barclays
4.375% 9/11/24	241,000	234,560
4.836% 5/9/28	472,000	446,279
5.20% 5/12/26	1,097,000	1,079,926
µ8.25% 12/29/49	620,000	631,032
Barclays Bank 7.625% 11/21/22	950,000	1,024,456
CIT Group 5.00% 8/15/22	750,000	760,313
µCitigroup 5.95% 12/31/00	900,000	916,875
µCredit Agricole 8.125% 12/29/49	894,000	948,757
Royal Bank of Scotland Group
5.125% 5/28/24	3,065,000	3,095,487
6.10% 6/10/23	2,274,000	2,397,524
6.125% 12/15/22	2,370,000	2,496,637
µ7.50% 12/29/49	398,000	406,756
µ8.625% 12/29/49	335,000	356,859
µSociete Generale 7.375% 12/29/49	1,095,000	1,116,900

		15,912,361

Biotechnology–0.17%
Concordia International
7.00% 4/15/23	1,966,000	122,875
9.00% 4/1/22	1,337,000	1,203,300

		1,326,175

Building Materials–2.25%
Cemex
5.70% 1/11/25	1,880,000	1,863,080
6.125% 5/5/25	2,536,000	2,581,166
7.75% 4/16/26	4,580,000	4,973,422
Hardwoods Acquisition 7.50% 8/1/21	1,359,000	1,267,267
NWH Escrow 7.50% 8/1/21	225,000	209,813
Standard Industries
4.75% 1/15/28	945,000	871,763
5.00% 2/15/27	340,000	316,200
6.00% 10/15/25	1,440,000	1,450,800
Summit Materials
5.125% 6/1/25	655,000	617,337
6.125% 7/15/23	2,055,000	2,096,100
US Concrete 6.375% 6/1/24	1,140,000	1,148,550

		17,395,498

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–2.25%
Blue Cube Spinco 9.75% 10/15/23	667,000	$758,713
CF Industries
4.50% 12/1/26	314,000	312,857
5.15% 3/15/34	411,000	382,744
Chemours 7.00% 5/15/25	1,080,000	1,163,700
Cornerstone Chemical 6.75% 8/15/24	437,000	428,806
CVR Partners 9.25% 6/15/23	3,936,000	4,068,840
Hexion
6.625% 4/15/20	2,433,000	2,284,344
9.00% 11/15/20	420,000	353,850
Huntsman International 5.125% 11/15/22	375,000	386,901
Ingevity 4.50% 2/1/26	569,000	537,705
=‡Momentive Performance Materials 8.875% 10/15/20	600,000	0
NOVA Chemicals
4.875% 6/1/24	975,000	929,906
5.00% 5/1/25	518,000	492,100
5.25% 8/1/23	569,000	569,711
Nufarm Australia 5.75% 4/30/26	490,000	475,913
PQ 5.75% 12/15/25	765,000	754,481
Trinseo Materials Operating SCA 5.375% 9/1/25	779,000	774,131
Tronox 6.50% 4/15/26	669,000	666,491
Tronox Finance 5.75% 10/1/25	868,000	845,215
Venator Finance 5.75% 7/15/25	770,000	739,200
Versum Materials 5.50% 9/30/24	445,000	452,298

		17,377,906

Coal–0.07%
Peabody Energy 6.00% 3/31/22	519,000	528,524

		528,524

Commercial Services–4.76%
ACE Cash Express 12.00% 12/15/22	1,003,000	1,088,255
ADT 4.125% 6/15/23	4,145,000	3,896,300
Ahern Rentals 7.375% 5/15/23	1,565,000	1,533,700
AMN Healthcare 5.125% 10/1/24	356,000	346,210
Avis Budget Car Rental
5.25% 3/15/25	979,000	894,561
5.50% 4/1/23	290,000	283,837
Booz Allen Hamilton 5.125% 5/1/25	1,171,000	1,147,580
Brink’s 4.625% 10/15/27	845,000	792,187
FTI Consulting 6.00% 11/15/22	350,000	360,063
Garda World Security 8.75% 5/15/25	5,640,000	5,781,000
Graham Holdings 5.75% 6/1/26	383,000	387,787
Hertz
5.50% 10/15/24	440,000	348,150
7.375% 1/15/21	400,000	394,000
Jaguar Holding II 6.375% 8/1/23	750,000	748,275
Nielsen Co. Luxembourg 5.00% 2/1/25	825,000	787,875
Nielsen Finance 5.00% 4/15/22	1,270,000	1,251,077

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services (continued)
Prime Security Services Borrower 9.25% 5/15/23	3,610,000	$3,852,592
Quad/Graphics 7.00% 5/1/22	490,000	502,250
Service Corp International
5.375% 5/15/24	915,000	939,019
8.00% 11/15/21	370,000	413,013
Sotheby’s 4.875% 12/15/25	1,210,000	1,164,625
Team Health Holdings 6.375% 2/1/25	2,578,000	2,229,970
United Rentals North America
4.625% 10/15/25	1,030,000	983,650
4.875% 1/15/28	2,726,000	2,530,955
5.50% 7/15/25	1,040,000	1,051,700
5.50% 5/15/27	495,000	481,388
5.75% 11/15/24	2,220,000	2,264,400
5.875% 9/15/26	273,000	276,754

		36,731,173

Computers–1.35%
Dell International
3.48% 6/1/19	10,000	10,027
5.875% 6/15/21	565,000	574,109
7.125% 6/15/24	2,225,000	2,359,255
Diebold Nixdorf 8.50% 4/15/24	1,950,000	1,875,081
EMC 2.65% 6/1/20	848,000	823,903
Exela Intermediate 10.00% 7/15/23	2,159,000	2,215,674
Harland Clarke Holdings
6.875% 3/1/20	350,000	347,375
8.375% 8/15/22	324,000	319,140
Western Digital 4.75% 2/15/26	1,922,000	1,872,749

		10,397,313

Construction & Engineering–0.85%
AECOM
5.125% 3/15/27	1,380,000	1,304,100
5.875% 10/15/24	1,159,000	1,205,360
MasTec 4.875% 3/15/23	1,921,000	1,869,383
Tutor Perini 6.875% 5/1/25	2,184,000	2,192,190

		6,571,033

Containers & Packaging–1.59%
Ardagh Packaging Finance
4.625% 5/15/23	700,000	693,875
6.00% 2/15/25	1,660,000	1,620,575
7.25% 5/15/24	825,000	861,094
Ball
4.875% 3/15/26	280,000	279,650
5.00% 3/15/22	135,000	139,219
5.25% 7/1/25	366,000	374,693
Berry Global
4.50% 2/15/26	587,000	548,845
5.125% 7/15/23	610,000	606,950
6.00% 10/15/22	500,000	516,500
BWAY Holding 5.50% 4/15/24	1,180,000	1,153,450

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Crown Americas
4.25% 9/30/26	490,000	$449,575
4.75% 2/1/26	310,000	295,275
Flex Acquisition 6.875% 1/15/25	266,000	257,355
Ol European Group 4.00% 3/15/23	450,000	420,750
Owens-Brockway Glass Container
5.00% 1/15/22	485,000	485,000
5.375% 1/15/25	199,000	194,771
5.875% 8/15/23	105,000	106,575
6.375% 8/15/25	460,000	473,800
Reynolds Group Issuer
5.125% 7/15/23	850,000	840,437
5.75% 10/15/20	1,342,214	1,348,925
6.875% 2/15/21	150,744	152,816
Sealed Air
4.875% 12/1/22	360,000	364,950
5.125% 12/1/24	119,000	120,487

		12,305,567

Cosmetics & Personal Care–0.09%
Revlon Consumer Products 6.25% 8/1/24	1,194,000	674,610

		674,610

Distribution & Wholesale–0.47%
Global Partners
6.25% 7/15/22	697,000	679,575
7.00% 6/15/23	860,000	857,850
H&E Equipment Services 5.625% 9/1/25	735,000	723,975
LKQ 4.75% 5/15/23	600,000	601,500
Univar USA 6.75% 7/15/23	758,000	782,635

		3,645,535

Diversified Financial Services–3.03%
Alliance Data Systems
5.375% 8/1/22	1,458,000	1,472,398
5.875% 11/1/21	800,000	818,000
Ally Financial
4.625% 5/19/22	894,000	894,000
4.625% 3/30/25	750,000	741,563
5.125% 9/30/24	1,875,000	1,912,500
5.75% 11/20/25	1,485,000	1,518,413
8.00% 11/1/31	1,170,000	1,398,150
CNG Holdings 9.375% 5/15/20	1,998,000	1,993,005
Ladder Capital Finance Holdings
5.25% 3/15/22	485,000	486,213
5.25% 10/1/25	548,000	515,695
LPL Holdings 5.75% 9/15/25	1,088,000	1,060,800
Nationstar Mortgage
6.50% 7/1/21	527,000	527,000
6.50% 6/1/22	173,000	172,027
=7.42% 6/30/23	454,000	454,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Nationstar Mortgage (continued)
7.875% 10/1/20	565,000	$568,531
=9.07% 6/30/26	665,000	665,000
Quicken Loans
5.25% 1/15/28	1,843,000	1,706,710
5.75% 5/1/25	1,455,000	1,431,400
Springleaf Finance
5.625% 3/15/23	2,260,000	2,253,672
6.125% 5/15/22	740,000	758,500
6.875% 3/15/25	355,000	353,225
7.125% 3/15/26	452,000	450,870
7.75% 10/1/21	475,000	512,406
Travelport Corporate Finance 6.00% 3/15/26	762,000	769,620

		23,433,698

Electric–2.01%
Calpine
5.25% 6/1/26	1,210,000	1,144,206
5.50% 2/1/24	675,000	622,687
5.75% 1/15/25	1,025,000	939,797
5.875% 1/15/24	900,000	893,250
Dynegy
5.875% 6/1/23	2,646,000	2,735,303
7.375% 11/1/22	500,000	523,750
7.625% 11/1/24	1,075,000	1,151,594
8.00% 1/15/25	630,000	679,613
8.125% 1/30/26	578,000	630,020
NextEra Energy Operating Partners
4.25% 9/15/24	798,000	770,070
4.50% 9/15/27	493,000	462,804
NRG Energy
5.75% 1/15/28	596,000	588,550
6.625% 1/15/27	1,847,000	1,907,027
NRG Yield Operating 5.00% 9/15/26	535,000	512,263
Talen Energy Supply 6.50% 6/1/25	1,625,000	1,247,187
TerraForm Power Operating 6.125% 3/1/26	701,000	693,990
‡Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	31

		15,502,142

Electrical Components & Equipment–0.11%
WESCO Distribution 5.375% 6/15/24	870,000	858,038

		858,038

Electronics–0.01%
Itron 5.00% 1/15/26	72,000	68,558

		68,558

Energy Alternate Sources–0.27%
TerraForm Power Operating 4.25% 1/31/23	843,000	815,603

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Alternate Sources (continued)
TerraForm Power Operating (continued)
5.00% 1/31/28	941,000	$895,126
f6.625% 6/15/25	365,000	390,094

		2,100,823

Entertainment–2.65%
AMC Entertainment Holdings
5.75% 6/15/25	999,000	982,766
5.875% 2/15/22	302,000	308,417
5.875% 11/15/26	540,000	521,100
6.125% 5/15/27	560,000	546,000
Boyne USA 7.25% 5/1/25	1,200,000	1,257,000
CCM Merger 6.00% 3/15/22	272,000	277,522
Cedar Fair 5.375% 6/1/24	265,000	268,975
Cinemark USA 4.875% 6/1/23	846,000	833,204
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,846,000	1,892,150
Eldorado Resorts
6.00% 4/1/25	2,100,000	2,113,125
7.00% 8/1/23	225,000	237,094
Gateway Casinos & Entertainment 8.25% 3/1/24	1,073,000	1,134,697
GLP Capital
5.25% 6/1/25	767,000	770,835
5.375% 4/15/26	425,000	421,813
International Game Technology 6.50% 2/15/25	1,040,000	1,079,000
Live Nation Entertainment 4.875% 11/1/24	477,000	462,690
Scientific Games International
5.00% 10/15/25	1,310,000	1,251,050
10.00% 12/1/22	1,575,000	1,686,384
Six Flags Entertainment 4.875% 7/31/24	866,000	845,433
Stars Group Holdings 7.00% 7/15/26	952,000	963,900
WMG Acquisition
4.875% 11/1/24	585,000	573,300
5.00% 8/1/23	255,000	254,681
5.50% 4/15/26	1,306,000	1,297,838
5.625% 4/15/22	515,000	528,462

		20,507,436

Environmental Control–0.12%
Covanta Holding
5.875% 3/1/24	580,000	572,750
5.875% 7/1/25	391,000	378,293

		951,043

Food–3.77%
•Albertsons 6.085% (LIBOR03M + 3.75%) 1/15/24	1,400,000	1,407,000
Albertsons/Safeway/New Albertsons 5.75% 3/15/25	860,000	765,400

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food (continued)
Albertsons/Safeway/New Albertsons (continued)
6.625% 6/15/24	5,193,000	$4,928,676
B&G Foods 5.25% 4/1/25	1,219,000	1,151,955
Dean Foods 6.50% 3/15/23	793,000	763,263
Dole Food 7.25% 6/15/25	1,122,000	1,116,390
JBS USA Finance
5.75% 6/15/25	2,387,000	2,231,845
5.875% 7/15/24	2,448,000	2,347,044
6.75% 2/15/28	1,513,000	1,431,222
7.25% 6/1/21	2,480,000	2,517,200
7.25% 6/1/21	910,000	923,650
Pilgrim’s Pride
5.75% 3/15/25	2,237,000	2,153,113
5.875% 9/30/27	971,000	903,030
Post Holdings
5.00% 8/15/26	799,000	747,065
5.50% 3/1/25	717,000	701,764
5.75% 3/1/27	801,000	778,973
SUPERVALU
6.75% 6/1/21	952,000	973,134
7.75% 11/15/22	3,148,000	3,250,310

		29,091,034

Gas–0.23%
AmeriGas Partners
5.50% 5/20/25	630,000	613,463
5.625% 5/20/24	471,000	465,701
5.75% 5/20/27	520,000	496,600
5.875% 8/20/26	220,000	215,600

		1,791,364

Health Care Products–0.31%
Hologic 4.375% 10/15/25	802,000	767,915
Mallinckrodt International Finance
5.50% 4/15/25	640,000	515,200
5.625% 10/15/23	311,000	260,773
Sotera Health Holdings 6.50% 5/15/23	300,000	306,750
Teleflex
4.875% 6/1/26	148,000	145,780
5.25% 6/15/24	405,000	416,137

		2,412,555

Health Care Services–6.41%
Acadia Healthcare
5.125% 7/1/22	410,000	411,025
5.625% 2/15/23	330,000	334,125
6.50% 3/1/24	1,098,000	1,130,940
Centene
4.75% 5/15/22	486,000	491,467
4.75% 1/15/25	1,066,000	1,063,335
5.625% 2/15/21	343,000	351,103
6.125% 2/15/24	700,000	739,375
CHS 6.875% 2/1/22	1,318,000	678,770

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Community Health Systems
5.125% 8/1/21	1,472,000	$1,368,960
6.25% 3/31/23	1,393,000	1,283,301
8.125% 6/30/24	2,410,000	1,998,794
8.625% 1/15/24	1,456,000	1,463,280
DaVita
5.00% 5/1/25	1,125,000	1,061,719
5.125% 7/15/24	1,174,000	1,140,981
5.75% 8/15/22	400,000	407,002
Envision Healthcare
5.125% 7/1/22	1,786,000	1,810,557
5.625% 7/15/22	1,794,000	1,826,516
HCA
4.25% 10/15/19	630,000	636,300
5.00% 3/15/24	506,000	507,265
5.25% 4/15/25	330,000	330,825
5.375% 2/1/25	3,421,000	3,377,211
5.50% 6/15/47	940,000	864,800
5.875% 3/15/22	1,019,000	1,064,855
5.875% 5/1/23	2,789,000	2,900,560
5.875% 2/15/26	2,125,000	2,148,906
7.50% 2/15/22	1,065,000	1,160,850
HCA Healthcare 6.25% 2/15/21	470,000	488,800
LifePoint Health 5.50% 12/1/21	385,000	385,963
MPH Acquisition Holdings 7.125% 6/1/24	2,780,000	2,856,450
~Polaris Intermediate PIK 8.50% 12/1/22	1,489,000	1,541,115
Tenet Healthcare
4.375% 10/1/21	495,000	489,431
4.50% 4/1/21	843,000	838,785
4.625% 7/15/24	1,370,000	1,302,801
4.75% 6/1/20	840,000	846,300
5.125% 5/1/25	2,351,000	2,243,736
6.00% 10/1/20	658,000	678,563
6.75% 2/1/20	115,000	118,019
6.75% 6/15/23	2,686,000	2,682,643
7.00% 8/1/25	751,000	748,184
7.50% 1/1/22	360,000	375,750
8.125% 4/1/22	1,554,000	1,630,566
WellCare Health Plans 5.25% 4/1/25	1,545,000	1,541,138
West Street Merger Sub 6.375% 9/1/25	200,000	192,000

		49,513,066

Home Builders–0.95%
Lennar
4.50% 4/30/24	630,000	608,769
4.75% 11/15/22	35,000	35,131
4.75% 11/29/27	1,360,000	1,282,208
5.25% 6/1/26	411,000	404,835
5.875% 11/15/24	1,640,000	1,705,426
LGI Homes 6.875% 7/15/26	889,000	889,000

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
Mattamy Group
6.50% 10/1/25	252,000	$248,361
6.875% 12/15/23	215,000	218,999
New Home 7.25% 4/1/22	1,110,000	1,147,274
Toll Brothers Finance
4.35% 2/15/28	85,000	76,394
4.875% 11/15/25	395,000	381,175
5.625% 1/15/24	290,000	299,787

		7,297,359

Home Furnishings–0.18%
Tempur Sealy International
5.50% 6/15/26	722,000	700,340
5.625% 10/15/23	680,000	684,250

		1,384,590

Household Products & Wares–0.38%
Kronos Acquisition Holdings 9.00% 8/15/23	761,000	686,803
Spectrum Brands
5.75% 7/15/25	1,718,000	1,705,115
6.125% 12/15/24	525,000	532,875

		2,924,793

Insurance–0.65%
AmWINS Group 7.75% 7/1/26	962,000	978,835
CNO Financial Group 5.25% 5/30/25	1,049,000	1,046,377
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	514,000	502,435
Liberty Mutual Group 7.80% 3/15/37	837,000	989,753
Radian Group
4.50% 10/1/24	584,000	566,480
7.00% 3/15/21	485,000	515,919
USIS Merger Sub 6.875% 5/1/25	410,000	408,975

		5,008,774

Internet–0.74%
Netflix
4.375% 11/15/26	425,000	399,415
4.875% 4/15/28	805,000	768,308
5.875% 11/15/28	648,000	657,526
Symantec 5.00% 4/15/25	1,247,000	1,211,179
Zayo Group
5.75% 1/15/27	1,210,000	1,191,850
6.00% 4/1/23	801,000	819,023
6.375% 5/15/25	670,000	685,075

		5,732,376

Iron & Steel–1.35%
AK Steel
6.375% 10/15/25	395,000	369,325
7.00% 3/15/27	541,000	516,655
7.50% 7/15/23	515,000	539,463

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Iron & Steel (continued)
ArcelorMittal
6.125% 6/1/25	1,530,000	$1,656,225
6.25% 2/25/22	781,000	834,686
6.75% 3/1/41	191,000	216,579
7.00% 10/15/39	1,283,000	1,479,556
Big River Steel 7.25% 9/1/25	340,000	350,234
Cleveland-Cliffs 5.75% 3/1/25	314,000	298,693
Commercial Metals
4.875% 5/15/23	477,000	468,796
5.375% 7/15/27	380,000	361,950
Steel Dynamics
4.125% 9/15/25	785,000	756,544
5.00% 12/15/26	610,000	611,525
5.125% 10/1/21	85,000	85,956
5.25% 4/15/23	135,000	136,687
5.50% 10/1/24	300,000	306,375
United States Steel
6.25% 3/15/26	1,146,000	1,133,119
6.875% 8/15/25	299,000	302,274

		10,424,642

Leisure Time–0.18%
Sabre GLBL 5.375% 4/15/23	760,000	771,400
VOC Escrow 5.00% 2/15/28	680,000	645,803

		1,417,203

Lodging–1.40%
Boyd Gaming
6.00% 8/15/26	503,000	500,485
6.375% 4/1/26	1,295,000	1,314,425
6.875% 5/15/23	496,000	521,420
Hilton Domestic Operating
4.25% 9/1/24	371,000	353,377
5.125% 5/1/26	385,000	380,187
Hilton Grand Vacations Borrower 6.125% 12/1/24	197,000	201,679
Hilton Worldwide Finance
4.625% 4/1/25	482,000	471,155
4.875% 4/1/27	40,000	38,700
Jack Ohio Finance
6.75% 11/15/21	1,105,000	1,140,913
10.25% 11/15/22	705,000	764,925
MGM Resorts International 6.00% 3/15/23	978,000	1,009,785
Seminole Hard Rock Entertainment 5.875% 5/15/21	1,955,000	1,974,550
Station Casinos 5.00% 10/1/25	1,192,000	1,123,460
Wyndham Hotels & Resorts 5.375% 4/15/26	272,000	271,320
Wyndham Worldwide 4.15% 4/1/24	296,000	292,670

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Lodging (continued)
Wyndham Worldwide (continued)
4.50% 4/1/27	293,000	$286,408
5.10% 10/1/25	131,000	134,766

		10,780,225

Machinery Construction & Mining–0.74%
BWX Technologies 5.375% 7/15/26	705,000	715,575
Terex 5.625% 2/1/25	1,090,000	1,085,913
Vertiv Group 9.25% 10/15/24	3,996,000	3,936,060

		5,737,548

Machinery Diversified–0.19%
ATS Automation Tooling Systems 6.50% 6/15/23	792,000	809,820
Tennant 5.625% 5/1/25	677,000	675,307

		1,485,127

Manufacturing–1.44%
Bombardier
6.00% 10/15/22	1,997,000	1,998,897
6.125% 1/15/23	1,956,000	1,970,670
7.50% 12/1/24	693,000	731,115
7.50% 3/15/25	1,643,000	1,718,989
7.75% 3/15/20	112,000	118,580
8.75% 12/1/21	1,527,000	1,687,335
FXI Holdings 7.875% 11/1/24	1,413,000	1,384,740
Gates Global 6.00% 7/15/22	1,042,000	1,057,630
Koppers 6.00% 2/15/25	465,000	466,163

		11,134,119

Media–9.22%
Altice Financing
6.625% 2/15/23	686,000	677,768
7.50% 5/15/26	1,950,000	1,890,915
Altice France
6.00% 5/15/22	3,325,000	3,340,960
6.25% 5/15/24	1,206,000	1,175,850
7.375% 5/1/26	1,865,000	1,830,404
Altice Luxembourg
7.625% 2/15/25	1,275,000	1,177,781
7.75% 5/15/22	1,329,000	1,290,791
Altice US Finance I
5.375% 7/15/23	1,880,000	1,875,300
5.50% 5/15/26	1,484,000	1,435,770
AMC Networks
4.75% 12/15/22	15,000	15,056
4.75% 8/1/25	578,000	557,053
5.00% 4/1/24	1,485,000	1,466,437
Cablevision Systems 8.00% 4/15/20	1,838,000	1,933,944
CCO Holdings
5.00% 2/1/28	1,089,000	1,001,880
5.125% 5/1/27	1,284,000	1,204,553
5.375% 5/1/25	825,000	800,250

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
CCO Holdings (continued)
5.50% 5/1/26	1,140,000	$1,108,308
5.75% 9/1/23	375,000	378,750
5.75% 1/15/24	225,000	226,125
5.75% 2/15/26	2,869,000	2,825,965
5.875% 4/1/24	4,821,000	4,845,105
Cequel Communications Holdings I 7.50% 4/1/28	895,000	910,394
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,632,000	1,672,800
6.50% 11/15/22	1,593,000	1,624,860
7.625% 3/15/20	2,190,000	2,185,160
7.625% 3/15/20	45,000	44,887
CSC Holdings
5.25% 6/1/24	1,120,000	1,061,200
5.50% 4/15/27	1,168,000	1,118,360
6.625% 10/15/25	1,470,000	1,508,587
6.75% 11/15/21	433,000	454,650
8.625% 2/15/19	493,000	508,406
DISH DBS
5.00% 3/15/23	1,573,000	1,370,476
5.875% 7/15/22	500,000	471,875
5.875% 11/15/24	468,000	397,800
6.75% 6/1/21	4,032,000	4,047,120
7.75% 7/1/26	742,000	652,960
EW Scripps 5.125% 5/15/25	310,000	291,400
Gray Television
5.125% 10/15/24	1,235,000	1,185,229
5.875% 7/15/26	669,000	638,059
‡iHeartCommunications 9.00% 12/15/19	1,384,000	1,055,300
Liberty Interactive 8.25% 2/1/30	380,000	404,947
Nexstar Broadcasting
5.625% 8/1/24	385,000	373,450
6.125% 2/15/22	155,000	159,263
Sinclair Television Group
5.125% 2/15/27	131,000	121,175
5.625% 8/1/24	653,000	649,735
5.875% 3/15/26	84,000	82,005
6.125% 10/1/22	915,000	934,444
Sirius XM Radio
4.625% 5/15/23	1,100,000	1,075,250
5.00% 8/1/27	956,000	899,835
5.375% 4/15/25	1,140,000	1,127,175
TEGNA
5.50% 9/15/24	265,000	265,994
6.375% 10/15/23	1,025,000	1,057,031
Unitymedia 6.125% 1/15/25	1,645,000	1,702,575
Univision Communications
5.125% 5/15/23	800,000	770,000
5.125% 2/15/25	789,000	730,811
6.75% 9/15/22	218,000	223,712
UPC Holding 5.50% 1/15/28	390,000	351,975

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
UPCB Finance IV 5.375% 1/15/25	1,095,000	$1,045,835
Viacom
4.375% 3/15/43	386,000	325,011
µ5.875% 2/28/57	848,000	801,999
µ6.25% 2/28/57	504,000	478,320
Videotron
5.125% 4/15/27	313,000	304,455
5.375% 6/15/24	1,318,000	1,354,245
Virgin Media Finance 6.375% 4/15/23	1,585,000	1,592,925
Ziggo Bond Finance 5.875% 1/15/25	520,000	488,483
Ziggo Secured Finance 5.50% 1/15/27	1,750,000	1,639,050

		71,218,188

Metal Fabricate & Hardware–0.34%
Novelis
5.875% 9/30/26	1,480,000	1,420,800
6.25% 8/15/24	1,175,000	1,177,937

		2,598,737

Mining–1.87%
Alcoa Nederland Holding 6.75% 9/30/24	797,000	844,493
Coeur Mining 5.875% 6/1/24	49,000	47,469
Constellium 6.625% 3/1/25	909,000	918,090
FMG Resources August 2006 Pty
4.75% 5/15/22	552,000	534,750
5.125% 5/15/24	783,000	747,765
Freeport-McMoRan
3.55% 3/1/22	80,000	76,200
3.875% 3/15/23	2,610,000	2,472,975
4.00% 11/14/21	1,193,000	1,169,140
4.55% 11/14/24	465,000	444,075
5.40% 11/14/34	150,000	136,875
5.45% 3/15/43	1,155,000	1,018,941
Hecla Mining 6.875% 5/1/21	1,351,000	1,369,529
Hudbay Minerals 7.25% 1/15/23	575,000	595,125
Kaiser Aluminum 5.875% 5/15/24	433,000	442,743
Northwest Acquisitions 7.125% 11/1/22	339,000	339,000
Teck Resources
4.75% 1/15/22	633,000	637,488
5.40% 2/1/43	560,000	505,400
6.00% 8/15/40	625,000	610,937
6.125% 10/1/35	1,180,000	1,194,750
8.50% 6/1/24	311,000	341,711

		14,447,456

Office & Business Equipment–0.12%
CDW
5.00% 9/1/23	259,000	259,881
5.50% 12/1/24	685,000	702,125

		962,006

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas–7.40%
Aker BP
5.875% 3/31/25	1,036,000	$1,070,706
6.00% 7/1/22	152,000	156,256
Antero Resources 5.125% 12/1/22	2,164,000	2,180,230
Athabasca Oil 9.875% 2/24/22	1,646,000	1,703,610
Baytex Energy
5.125% 6/1/21	91,000	88,497
5.625% 6/1/24	190,000	179,075
California Resources 8.00% 12/15/22	893,000	814,863
Callon Petroleum
6.125% 10/1/24	906,000	921,855
6.375% 7/1/26	231,000	232,444
Carrizo Oil & Gas 6.25% 4/15/23	1,388,000	1,412,290
Chesapeake Energy
•5.598% (LIBOR03M + 3.25%) 4/15/19	356,000	356,000
5.75% 3/15/23	178,000	169,100
8.00% 1/15/25	741,000	756,524
8.00% 6/15/27	2,313,000	2,359,260
CITGO Petroleum 6.25% 8/15/22	868,000	868,260
Denbury Resources
5.50% 5/1/22	338,000	312,650
9.00% 5/15/21	402,000	427,004
9.25% 3/31/22	544,000	578,000
Diamond Offshore Drilling 7.875% 8/15/25	799,000	830,960
Ensco
4.50% 10/1/24	254,000	210,185
5.20% 3/15/25	673,000	561,114
5.75% 10/1/44	63,000	44,887
7.75% 2/1/26	305,000	289,277
EP Energy
7.75% 5/15/26	1,678,000	1,719,950
8.00% 11/29/24	1,947,000	1,976,205
8.00% 2/15/25	319,000	248,820
9.375% 5/1/20	698,000	692,765
Gulfport Energy
6.00% 10/15/24	1,667,000	1,612,823
6.375% 5/15/25	213,000	207,941
Hilcorp Energy I 5.00% 12/1/24	2,052,000	2,000,700
Jupiter Resources 8.50% 10/1/22	544,000	225,760
MEG Energy
6.375% 1/30/23	767,000	717,145
6.50% 1/15/25	335,000	335,419
7.00% 3/31/24	388,000	363,750
Nabors Industries 5.75% 2/1/25	575,000	544,813
Noble Holding International
5.25% 3/15/42	279,000	193,905
6.20% 8/1/40	528,000	382,800
7.75% 1/15/24	563,000	536,257
7.875% 2/1/26	1,030,000	1,062,187
7.95% 4/1/25	428,000	400,180
8.95% 4/1/45	167,000	153,223

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Oasis Petroleum
6.25% 5/1/26	214,000	$216,407
6.875% 3/15/22	330,000	336,504
Parsley Energy 5.375% 1/15/25	66,000	65,835
PBF Holding
7.00% 11/15/23	402,000	418,080
7.25% 6/15/25	1,250,000	1,317,187
Precision Drilling
5.25% 11/15/24	141,000	133,950
7.125% 1/15/26	598,000	615,641
QEP Resources
5.25% 5/1/23	494,000	485,355
5.375% 10/1/22	823,000	841,517
5.625% 3/1/26	11,000	10,574
Rowan 7.375% 6/15/25	844,000	820,790
Sanchez Energy
6.125% 1/15/23	239,000	163,715
7.25% 2/15/23	278,000	276,263
7.75% 6/15/21	962,000	824,915
Seven Generations Energy 5.375% 9/30/25	826,000	796,057
Shelf Drilling Holdings 8.25% 2/15/25	2,029,000	2,051,826
SM Energy 5.00% 1/15/24	1,339,000	1,273,724
Southwestern Energy 6.70% 1/23/25	1,139,000	1,119,067
Sunoco
4.875% 1/15/23	621,000	597,713
5.50% 2/15/26	427,000	405,650
5.875% 3/15/28	194,000	183,394
Talos Production 11.00% 4/3/22	89,671	94,379
Transocean
6.80% 3/15/38	860,000	703,050
7.50% 1/15/26	2,003,000	2,039,304
7.50% 4/15/31	816,000	760,920
9.00% 7/15/23	960,000	1,036,800
9.35% 12/15/41	1,244,000	1,241,668
Transocean Guardian 5.875% 1/15/24	600,000	598,500
Tullow Oil 7.00% 3/1/25	2,129,000	2,017,228
Ultra Resources
6.875% 4/15/22	3,383,000	2,579,538
7.125% 4/15/25	1,297,000	917,628
Unit 6.625% 5/15/21	855,000	857,138
Whiting Petroleum 6.625% 1/15/26	1,022,000	1,053,938
WPX Energy 5.75% 6/1/26	433,000	433,407

		57,185,352

Oil & Gas Services–1.23%
Apergy 6.375% 5/1/26	115,000	117,013
Bristow Group
6.25% 10/15/22	546,000	427,245
8.75% 3/1/23	528,000	515,460
Calfrac Holdings 8.50% 6/15/26	358,000	356,657
CSI Compressco 7.25% 8/15/22	612,000	563,040

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
KCA Deutag UK Finance
7.25% 5/15/21	991,000	$963,747
9.625% 4/1/23	200,000	203,250
9.875% 4/1/22	1,232,000	1,279,420
=‡Penn Virginia Escrow 8.50% 5/1/20	927,000	1,159
@Telford Offshore PIK 0.00% 2/12/24	474,582	379,666
Trinidad Drilling 6.625% 2/15/25	313,000	302,828
USA Compression Partners 6.875% 4/1/26	743,000	771,791
Weatherford International
5.95% 4/15/42	1,005,000	756,263
6.50% 8/1/36	880,000	693,000
6.75% 9/15/40	251,000	200,173
6.80% 6/15/37	5,000	4,025
7.00% 3/15/38	518,000	415,695
8.25% 6/15/23	568,000	564,927
9.875% 2/15/24	710,000	720,423
9.875% 3/1/25	251,000	253,510

		9,489,292

Paper & Forest Products–0.25%
Clearwater Paper
4.50% 2/1/23	630,000	592,200
5.375% 2/1/25	1,468,000	1,337,715

		1,929,915

Pharmaceuticals–2.87%
Catalent Pharma Solutions 4.875% 1/15/26	314,000	302,316
Endo Finance
5.375% 1/15/23	223,000	179,515
5.75% 1/15/22	827,000	744,300
5.875% 10/15/24	580,000	568,400
6.00% 7/15/23	1,600,000	1,324,000
6.00% 2/1/25	960,000	753,600
7.25% 1/15/22	250,000	231,250
NVA Holdings 6.875% 4/1/26	771,000	770,036
Valeant Pharmaceuticals International
5.50% 11/1/25	1,553,000	1,536,305
5.875% 5/15/23	6,304,000	5,945,460
6.125% 4/15/25	1,293,000	1,196,025
6.50% 3/15/22	521,000	541,189
6.75% 8/15/21	1,236,000	1,249,905
7.00% 3/15/24	850,000	894,370
7.25% 7/15/22	1,133,000	1,160,373
7.50% 7/15/21	717,000	729,548
8.50% 1/31/27	472,000	479,080
9.00% 12/15/25	2,275,000	2,365,886
9.25% 4/1/26	1,156,000	1,203,685

		22,175,243

Pipelines–4.55%
µAndeavor Logistics 6.875% 2/15/66	1,007,000	998,818

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
µBuckeye Partners 6.375% 1/22/78	836,000	$748,404
Cheniere Corpus Christi Holdings
5.125% 6/30/27	460,000	457,700
5.875% 3/31/25	1,030,000	1,075,063
7.00% 6/30/24	630,000	689,063
Cheniere Energy Partners 5.25% 10/1/25	554,000	541,784
CIT Group
5.25% 3/7/25	581,000	586,810
6.125% 3/9/28	304,000	313,120
CNX Midstream Partners 6.50% 3/15/26	313,000	305,175
Crestwood Midstream Partners
5.75% 4/1/25	620,000	621,550
6.25% 4/1/23	494,000	505,115
CSC Holdings 5.375% 2/1/28	800,000	742,000
CSI Compressco 7.50% 4/1/25	335,000	337,931
µDCP Midstream 7.375% 6/15/66	904,000	867,275
DCP Midstream Operating
3.875% 3/15/23	1,667,000	1,614,906
4.75% 9/30/21	68,000	68,850
4.95% 4/1/22	270,000	273,713
6.75% 9/15/37	735,000	781,856
Delek Logistics Partners 6.75% 5/15/25	1,622,000	1,630,110
Energy Transfer Equity
4.25% 3/15/23	574,000	555,351
5.875% 1/15/24	2,097,000	2,154,667
µEnergy Transfer Partners 6.625% 12/31/49	395,000	361,178
µEnLink Midstream Partners 6.00% 12/15/22	999,000	856,625
µEnterprise Products Operating 5.375% 2/15/78	544,000	498,002
Genesis Energy
5.625% 6/15/24	519,000	487,860
6.00% 5/15/23	500,000	493,125
6.25% 5/15/26	395,000	373,275
6.50% 10/1/25	80,000	77,200
6.75% 8/1/22	295,000	299,425
Holly Energy Partners 6.00% 8/1/24	828,000	840,420
Martin Midstream Partners 7.25% 2/15/21	1,506,000	1,494,705
NGPL PipeCo 4.875% 8/15/27	558,000	553,117
NuStar Logistics 5.625% 4/28/27	955,000	927,544
PBF Logistics 6.875% 5/15/23	531,000	538,301
µPlains All American Pipeline 6.125% 12/31/49	1,220,000	1,159,000
SemGroup
5.625% 7/15/22	537,000	523,575
5.625% 11/15/23	497,000	470,907
6.375% 3/15/25	610,000	582,550
7.25% 3/15/26	752,000	740,720

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Summit Midstream Holdings
5.50% 8/15/22	652,000	$643,850
5.75% 4/15/25	649,000	619,795
Tallgrass Energy Partners 5.50% 9/15/24	905,000	927,625
Targa Resources Partners
4.25% 11/15/23	142,000	136,675
5.00% 1/15/28	395,000	368,337
5.125% 2/1/25	1,377,000	1,363,230
5.25% 5/1/23	490,000	491,225
5.375% 2/1/27	380,000	369,550
5.875% 4/15/26	307,000	309,686
TransMontaigne Partners 6.125% 2/15/26	462,000	468,930
Williams
3.70% 1/15/23	870,000	846,075
4.55% 6/24/24	111,000	111,555
5.75% 6/24/44	695,000	721,931
7.50% 1/15/31	64,000	76,438
7.75% 6/15/31	451,000	543,987

		35,145,679

Private Equity–0.51%
Icahn Enterprises
5.875% 2/1/22	1,399,000	1,405,995
6.25% 2/1/22	682,000	697,345
6.375% 12/15/25	1,495,000	1,500,606
6.75% 2/1/24	312,000	315,510

		3,919,456

Real Estate–0.07%
Kennedy-Wilson 5.875% 4/1/24	550,000	536,250

		536,250

Real Estate Investment Trusts–1.41%
CyrusOne
5.00% 3/15/24	371,000	371,927
5.375% 3/15/27	741,000	737,295
Equinix
5.375% 1/1/22	689,000	711,393
5.375% 4/1/23	500,000	514,313
5.375% 5/15/27	535,000	535,000
5.75% 1/1/25	1,102,000	1,115,444
5.875% 1/15/26	300,000	304,650
ESH Hospitality 5.25% 5/1/25	1,417,000	1,370,947
Iron Mountain
4.875% 9/15/27	604,000	559,455
5.25% 3/15/28	706,000	656,862
5.75% 8/15/24	1,845,000	1,812,713
MGM Growth Properties Operating Partnership 5.625% 5/1/24	315,000	320,513
SBA Communications
4.00% 10/1/22	147,000	141,304

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
SBA Communications (continued)
4.875% 7/15/22	683,000	$678,731
4.875% 9/1/24	720,000	690,509
Uniti Group 6.00% 4/15/23	390,000	377,081

		10,898,137

Retail–2.74%
Caleres 6.25% 8/15/23	500,000	517,500
Claire’s Stores
‡6.125% 3/15/20	1,074,000	676,620
‡9.00% 3/15/19	1,517,000	963,295
Cumberland Farms 6.75% 5/1/25	284,000	288,260
FirstCash 5.375% 6/1/24	248,000	248,620
Golden Nugget 6.75% 10/15/24	2,635,000	2,642,062
IRB Holding 6.75% 2/15/26	1,562,000	1,495,615
JC Penney 8.625% 3/15/25	366,000	311,100
KFC Holding 4.75% 6/1/27	816,000	773,160
L Brands
5.25% 2/1/28	384,000	341,760
6.75% 7/1/36	825,000	730,125
Neiman Marcus Group 8.00% 10/15/21	2,112,000	1,407,120
New Albertsons
6.625% 6/1/28	569,000	440,975
7.45% 8/1/29	1,311,000	1,068,465
7.75% 6/15/26	600,000	522,000
8.00% 5/1/31	625,000	515,625
8.70% 5/1/30	106,000	93,015
New Red Finance 4.25% 5/15/24	1,194,000	1,134,300
Party City Holdings 6.125% 8/15/23	410,000	414,100
Penske Automotive Group 5.50% 5/15/26	1,964,000	1,929,630
PetSmart
5.875% 6/1/25	647,000	501,490
7.125% 3/15/23	964,000	651,953
8.875% 6/1/25	784,000	519,400
Sally Holdings 5.50% 11/1/23	365,000	356,787
Staples 8.50% 9/15/25	2,835,000	2,650,725

		21,193,702

Semiconductors–0.61%
Entegris 4.625% 2/10/26	750,000	718,125
NXP 4.625% 6/15/22	1,243,000	1,264,753
Qorvo 7.00% 12/1/25	650,000	702,000
Sensata Technologies
4.875% 10/15/23	435,000	438,806
5.00% 10/1/25	391,000	395,887
5.625% 11/1/24	531,000	552,904
Sensata Technologies UK Financing 6.25% 2/15/26	597,000	623,865

		4,696,340

Software–2.78%
Camelot Finance 7.875% 10/15/24	1,429,000	1,436,145

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
CURO Financial Technologies
12.00% 3/1/22	652,000	$710,680
12.00% 3/1/22	151,000	161,570
First Data
5.00% 1/15/24	1,008,000	1,004,220
5.75% 1/15/24	2,153,000	2,161,117
7.00% 12/1/23	1,729,000	1,805,214
Genesys Telecommunications Laboratories 10.00% 11/30/24	1,965,000	2,198,098
~Infor Software Parent PIK 7.125% 5/1/21	750,000	754,687
Infor US
5.75% 8/15/20	988,000	1,001,585
6.50% 5/15/22	1,571,000	1,580,819
Informatica 7.125% 7/15/23	546,000	554,310
MSCI 5.375% 5/15/27	384,000	384,960
Nuance Communications
5.375% 8/15/20	483,000	484,207
5.625% 12/15/26	1,505,000	1,478,678
Open Text
5.625% 1/15/23	737,000	760,953
5.875% 6/1/26	945,000	966,263
Quintiles IMS
4.875% 5/15/23	580,000	588,700
5.00% 10/15/26	418,000	408,595
Rackspace Hosting 8.625% 11/15/24	1,512,000	1,523,340
Solera 10.50% 3/1/24	1,369,000	1,527,297

		21,491,438

Telecommunications–8.47%
=‡Avaya 7.00% 4/1/19	3,607,000	361
CB Escrow 8.00% 10/15/25	490,000	459,375
CenturyLink
5.80% 3/15/22	725,000	721,375
6.45% 6/15/21	140,000	144,644
6.75% 12/1/23	745,000	750,587
7.50% 4/1/24	142,000	146,260
Cincinnati Bell 7.00% 7/15/24	1,563,000	1,434,053
CommScope
5.00% 6/15/21	928,000	931,480
5.50% 6/15/24	1,275,000	1,286,156
CommScope Technologies
5.00% 3/15/27	485,000	457,719
6.00% 6/15/25	381,000	391,001
DKT Finance 9.375% 6/17/23	775,000	786,625
Embarq 7.995% 6/1/36	7,098,000	6,734,227
Frontier Communications
7.125% 1/15/23	295,000	218,853
7.625% 4/15/24	33,000	22,932
8.50% 4/1/26	590,000	571,563
10.50% 9/15/22	656,000	598,600
11.00% 9/15/25	2,170,000	1,746,199

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Goodman Networks 8.00% 5/11/22	352,542	$245,017
Hughes Satellite Systems
5.25% 8/1/26	1,301,000	1,224,566
6.625% 8/1/26	564,000	523,110
Inmarsat Finance 6.50% 10/1/24	615,000	618,075
Intelsat Connect Finance 12.50% 4/1/22	717,000	711,407
Intelsat Jackson Holdings
5.50% 8/1/23	1,611,000	1,449,417
7.25% 10/15/20	1,635,000	1,635,000
7.50% 4/1/21	2,315,000	2,309,213
8.00% 2/15/24	2,291,000	2,411,277
9.75% 7/15/25	685,000	724,387
Intelsat Luxembourg
7.75% 6/1/21	147,000	137,445
8.125% 6/1/23	593,000	483,295
Level 3 Financing
5.125% 5/1/23	210,000	206,587
5.25% 3/15/26	1,055,000	1,006,048
5.375% 8/15/22	445,000	446,113
5.375% 1/15/24	421,000	413,422
5.375% 5/1/25	1,375,000	1,326,875
Nokia
3.375% 6/12/22	155,000	150,440
4.375% 6/12/27	475,000	447,687
5.375% 5/15/19	128,000	129,760
6.625% 5/15/39	658,000	689,255
Plantronics 5.50% 5/31/23	731,000	733,193
Qwest 7.25% 9/15/25	210,000	224,705
Qwest Capital Funding 7.75% 2/15/31	607,000	544,989
Sprint
7.125% 6/15/24	4,750,000	4,807,427
7.25% 9/15/21	1,492,000	1,555,410
7.625% 2/15/25	1,479,000	1,512,292
7.625% 3/1/26	861,000	880,373
7.875% 9/15/23	2,795,000	2,905,053
Sprint Capital
6.875% 11/15/28	313,000	300,480
8.75% 3/15/32	2,188,000	2,346,630
Sprint Communications
6.00% 11/15/22	1,190,000	1,182,563
7.00% 3/1/20	1,052,000	1,094,080
7.00% 8/15/20	882,000	915,075
9.00% 11/15/18	296,000	302,290
11.50% 11/15/21	90,000	106,650
Telecom Italia Capital
6.00% 9/30/34	855,000	819,090
6.375% 11/15/33	1,308,000	1,294,920
7.20% 7/18/36	387,000	402,828
7.721% 6/4/38	185,000	199,800
T-Mobile USA
4.50% 2/1/26	546,000	510,510

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA (continued)
4.75% 2/1/28	546,000	$506,415
5.125% 4/15/25	380,000	382,850
6.00% 4/15/24	1,065,000	1,104,937
6.375% 3/1/25	2,389,000	2,479,065
6.50% 1/15/24	129,000	135,127
6.50% 1/15/26	1,014,000	1,048,223
ViaSat 5.625% 9/15/25	415,000	391,138
Wind Tre 5.00% 1/20/26	863,000	688,424
Windstream Services
6.375% 8/1/23	639,000	380,205
8.75% 12/15/24	1,522,000	970,275

		65,415,423

Toys, Games & Hobbies–0.19%
Mattel
3.15% 3/15/23	425,000	375,063
6.75% 12/31/25	1,150,000	1,122,687

		1,497,750

Transportation–0.13%
XPO Logistics
6.125% 9/1/23	220,000	226,600
6.50% 6/15/22	753,000	772,766

		999,366

Trucking & Leasing–0.64%
Avolon Holdings Funding 5.50% 1/15/23	142,000	142,000
DAE Funding
4.50% 8/1/22	549,000	533,903
5.00% 8/1/24	956,000	920,628
Park Aerospace Holdings
4.50% 3/15/23	1,275,000	1,214,183
5.25% 8/15/22	561,000	557,499
5.50% 2/15/24	1,612,000	1,595,541

		4,963,754

Total Corporate Bonds (Cost $721,049,543)		710,872,503

LOAN AGREEMENTS–4.12%
•Albertson’s Tranche B5 1st Lien 5.337% (LIBOR03M + 3.00%) 12/21/22	109,549	108,712
•Albertson’s Tranche B6 1st Lien 5.319% (LIBOR03M + 3.00%) 6/22/23	468,997	464,633
•Avaya Tranche B Exit 1st Lien 6.823% (LIBOR03M + 4.75%) 12/15/24	758,100	760,173
•California Resources 1st Lien
6.838% (LIBOR03M + 4.75%) 12/31/22	3,810,700	3,888,114
12.466% (LIBOR03M + 10.375%) 12/31/21	4,862,000	5,400,880

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Chesapeake Energy 1st Lien 9.594% (LIBOR03M + 7.50%) 8/23/21	3,663,887	$3,841,388
•Cincinnati Bell Tranche B 1st Lien 5.344% (LIBOR03M + 3.25%) 10/2/24	605,000	605,944
•Concordia International Tranche B 1st Lien 6.344% (LIBOR03M + 4.25%) 10/21/21	612,934	549,232
•Consolidated Communications Tranche B 1st Lien 4.99% (LIBOR03M + 3.00%) 10/5/23	572,938	565,598
•FGI Operating Tranche B 1st Lien 5.898% (LIBOR03M + 4.25%) 4/19/19	484,485	117,892
•First Data 1st Lien 4.091% (LIBOR03M + 2.00%) 7/10/22	1,067,019	1,063,685
•Greeneden US Holdings II Tranche B3 1st Lien 5.834% (LIBOR03M + 3.50%) 12/1/23	348,717	349,152
•iHeartCommunications Tranche D 1st Lien 8.844% (LIBOR03M + 6.75%) 1/30/19	2,532,692	1,938,459
•iHeartCommunications Tranche E 1st Lien 9.594% (LIBOR03M + 7.50%) 7/30/19	850,642	650,839
•JC Penney Tranche B 1st Lien 6.613% (LIBOR03M + 4.25%) 6/23/23	360,000	344,700
•McDermott Technology Americas Tranche B 1st Lien 7.094% (LIBOR03M + 5.00%) 5/10/25	1,175,284	1,182,694
•MEG Energy Tranche B 1st Lien 5.81% (LIBOR03M + 3.50%) 12/31/23	338,710	339,472
•Moran Foods Tranche B 1st Lien 8.094% (LIBOR03M + 6.00%) 12/5/23	1,998,159	1,581,872
•MTL Publishing Tranche B5 1st Lien 4.335% (LIBOR03M + 2.25%) 8/20/23	216,950	217,177
•ON Semiconductor Tranche B3 1st Lien 3.844% (LIBOR03M + 1.75%) 3/31/23	243,444	243,647
•PetSmart 1st Lien 5.01% (LIBOR03M + 3.00%) 3/11/22	433,908	359,812
•Revlon Consumer Products Tranche B 1st Lien 5.594% (LIBOR12M + 3.50%) 9/7/23	1,448,220	1,127,802
•Securus Technologies Holdings 1st Lien 6.594% (LIBOR03M + 4.50%) 11/1/24	1,189,340	1,196,773
•Securus Technologies Holdings 2nd Lien 10.344% (LIBOR03M + 8.25%) 11/1/25	241,000	242,145
•SolarWinds Holdings 1st Lien 5.094% (LIBOR03M + 3.00%) 2/5/24	149,250	149,374
•SUPERVALU Delayed Draw Tranche B-DD 1st Lien 5.594% (LIBOR03M + 3.50%) 6/8/24	213,962	214,417
•SUPERVALU Tranche B 1st Lien 5.594% (LIBOR03M + 3.50%) 6/8/24	356,603	357,361

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

LOAN AGREEMENTS (continued)
•Syniverse Holdings 1st Lien 7.046% (LIBOR03M + 5.00%) 3/9/23	1,210,950	$1,211,840
•Tribune Media Tranche B 1st Lien 4.98% (LIBOR03M + 3.00%) 12/27/20	354,094	354,979
•Ultra Resources 1st Lien 5.085% (LIBOR03M + 3.00%) 4/12/24	770,000	711,291
•Unitymedia Finance 1st Lien 4.073% (LIBOR03M + 2.00%) 6/1/23	278,600	277,119
•Vertiv Group Tranche B 1st Lien 6.001% (LIBOR03M + 4.00%) 11/15/23	577,765	574,876
•Viskase Tranche B 1st Lien 5.584% (LIBOR03M + 3.25%) 1/30/21	817,236	812,128

Total Loan Agreements (Cost $33,185,493)		31,804,180

	Number of Shares

COMMON STOCK–0.73%
†Avaya Holdings	82,605	1,658,708
†=Escrow General Motors	400,000	0
†=General Motors Escrow	325,000	0
†=Goodman Networks	22,179	0
†NII Holdings	84,804	330,736
†Penn Virginia	4,410	374,365
†Penn Virginia	2,786	236,504
†=Texas Competitive Electric Holdings Escrow	6,255,000	62,550
†=Texas Competitive Electric Holdings Escrow (Nonext)	1,920,000	19,200

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
†Ultra Petroleum	36,212	$83,650
†Vistra Energy	122,023	2,887,064

Total Common Stock (Cost $5,333,026)		5,652,777

PREFERRED STOCK–0.76%
µBank of America 6.10%	1,031,000	1,072,910
†=Goodman Networks 0.00%	26,388	87,872
•ILFC E-Capital Trust I 4.57%	1,540,000	1,443,750
•ILFC E-Capital Trust II 4.82%	1,886,000	1,753,980
•XLIT 5.468% (LIBOR03M + 3.12%)	1,505	1,508,763

Total Preferred Stock (Cost $4,985,300)		5,867,275

RIGHT–0.02%
†=Vistra Energy CVR	188,914	118,071

Total Right (Cost $0)		118,071

MONEY MARKET FUND–2.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	16,798,012	16,798,012

Total Money Market Fund (Cost $16,798,012)		16,798,012

TOTAL VALUE OF SECURITIES–99.85% (Cost $781,566,179)	771,345,622
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,187,770

NET ASSETS APPLICABLE TO 71,635,600 SHARES OUTSTANDING–100.00%	$772,533,392

NET ASSET VALUE PER SHARE–LVIP JP MORGAN HIGH YIELD FUND STANDARD CLASS ($576,992,312 / 53,483,388 Shares)	$10.788

NET ASSET VALUE PER SHARE–LVIP JP MORGAN HIGH YIELD FUND SERVICE CLASS ($195,541,080 / 18,152,212 Shares)	$10.772

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$784,600,223
Undistributed net investment income	22,363,974
Accumulated net realized loss on investments	(24,210,248)
Net unrealized depeciation of investments	(10,220,557)

TOTAL NET ASSETS	$772,533,392

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Statement of Net Assets (continued)

f	Step coupon bond. Stated rate in effect at June 30, 2018 through maturity date.

«

Includes $10,070,679 payable for securities purchased, $1,093,460 payable for fund shares redeemed, $434,773 due to manager and affiliates, and $41,393 other accrued expenses payable as of June 30, 2018.

@	100% of the income received was in the form of both cash and par.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

°	Principal amount shown is stated in U.S. dollars.

‡	Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.

Summary of Abbreviations:

CVR–Contingent Value Rights

ICE–Intercontinental Exchange

LIBOR–London Interbank Offered Rate

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR12M–ICE LIBOR USD 12 Month

PIK–Payment-in-kind

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$22,487,168
Dividends	406,635

22,893,803

EXPENSES:
Management fees	2,365,181
Distribution fees-Service Class	239,704
Shareholder servicing fees	108,325
Accounting and administration expenses	90,432
Reports and statements to shareholders	31,753
Professional fees	29,785
Pricing fees	22,930
Trustees’ fees and expenses	11,238
Custodian fees	5,276
Consulting fees	1,107
Other	5,835

2,911,566
Less:
Management fees waived	(124,781)
Expenses paid indirectly	(987)

Total operating expenses	2,785,798

NET INVESTMENT INCOME	20,108,005

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from investments	1,379,570
Net change in unrealized appreciation (depreciation) of investments	(23,138,630)

NET REALIZED AND UNREALIZED LOSS	(21,759,060)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,651,055)

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,108,005	$45,130,910
Net realized gain	1,379,570	2,695,983
Net change in unrealized appreciation (depreciation)	(23,138,630)	4,845,490

Net increase (decrease) in net assets resulting from operations	(1,651,055)	52,672,383

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(35,616,691)
Service Class	—	(10,772,151)

	—	(46,388,842)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	75,160,952	47,512,747
Service Class	30,298,613	46,243,412
Reinvestment of dividends and distributions:
Standard Class	—	35,616,691
Service Class	—	10,772,151

	105,459,565	140,145,001

Cost of shares redeemed:
Standard Class	(99,015,892)	(175,906,084)
Service Class	(25,279,579)	(47,409,953)

	(124,295,471)	(223,316,037)

Decrease in net assets derived from capital share transactions	(18,835,906)	(83,171,036)

NET INCREASE (DECREASE) IN NET ASSETS	(20,486,961)	(76,887,495)
NET ASSETS:
Beginning of period	793,020,353	869,907,848

End of period	$772,533,392	$793,020,353

Undistributed net investment income	$22,363,974	$2,255,969

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.802	$10.780	$10.026	$11.082	$11.304	$11.123

Income (loss) from investment operations:
Net investment income[2]	0.291	0.609	0.613	0.618	0.609	0.639
Net realized and unrealized gain (loss)	(0.305)	0.087	0.743	(1.051)	(0.290)	0.090

Total from investment operations	(0.014)	0.696	1.356	(0.433)	0.319	0.729

Less dividends and distributions from:
Net investment income	—	(0.674)	(0.602)	(0.565)	(0.502)	(0.546)
Net realized gain	—	—	—	(0.058)	(0.039)	(0.002)

Total dividends and distributions	—	(0.674)	(0.602)	(0.623)	(0.541)	(0.548)

Net asset value, end of period	$10.788	$10.802	$10.780	$10.026	$11.082	$11.304

Total return[3]	(0.14% )	6.47%	13.58%	(3.94% )	2.84%	6.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$576,992	$601,921	$688,621	$625,243	$526,920	$404,998
Ratio of expenses to average net assets	0.68%	0.66%	0.65%	0.65%	0.67%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.70%	0.68%	0.68%	0.70%	0.73%
Ratio of net investment income to average net assets	5.45%	5.46%	5.75%	5.56%	5.23%	5.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.41%	5.42%	5.72%	5.53%	5.20%	5.53%
Portfolio turnover	29%	51%	45%	36%	37%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–18

LVIP JPMorgan High Yield Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$10.800	$10.778	$10.026	$11.080	$11.302	$11.122

Income (loss) from investment operations:
Net investment income[2]	0.278	0.581	0.587	0.590	0.579	0.609
Net realized and unrealized gain (loss)	(0.306)	0.087	0.740	(1.049)	(0.289)	0.090

Total from investment operations	(0.028)	0.668	1.327	(0.459)	0.290	0.699

Less dividends and distributions from:
Net investment income	—	(0.646)	(0.575)	(0.537)	(0.473)	(0.517)
Net realized gain	—	—	—	(0.058)	(0.039)	(0.002)

Total dividends and distributions	—	(0.646)	(0.575)	(0.595)	(0.512)	(0.519)

Net asset value, end of period	$10.772	$10.800	$10.778	$10.026	$11.080	$11.302

Total return[3]	(0.26% )	6.22%	13.29%	(4.17% )	2.58%	6.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$195,541	$191,099	$181,287	$152,163	$153,275	$149,361
Ratio of expenses to average net assets	0.93%	0.91%	0.90%	0.90%	0.92%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.95%	0.93%	0.93%	0.95%	0.98%
Ratio of net investment income to average net assets	5.20%	5.21%	5.50%	5.31%	4.98%	5.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.16%	5.17%	5.47%	5.28%	4.95%	5.28%
Portfolio turnover	29%	51%	45%	36%	37%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund–19

LVIP JPMorgan High Yield Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 ( the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP JPMorgan High Yield Fund–20

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $250 million. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$21,319
Legal	4,247

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,171 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$375,842
Distribution fees payable to LFD	40,247
Printing and mailing fees to Lincoln Life	492
Shareholder servicing fees payable to Lincoln Life	18,192

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP JPMorgan High Yield Fund–21

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$227,605,039
Sales	211,885,768

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$781,566,179

Aggregate unrealized appreciation of investments	$13,500,716
Aggregate unrealized depreciation of investments	(23,721,273)

Net unrealized depreciation of investments	$(10,220,557)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short Term	Long Term	Total
$4,129,792	$20,521,699	$24,651,491

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan High Yield Fund–22

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Convertible Bonds	$—	$232,804	$—	$232,804
Corporate Bonds	—	709,751,983	1,120,520	710,872,503
Loan Agreements	—	31,804,180	—	31,804,180
Common Stock
Automobiles	—	—	—	—
Communications Equipment	—	—	—	—
Electric Utilities	—	—	81,750	81,750
Independent Power & Renewable Electricity Producers	2,887,064	—	—	2,887,064
Oil, Gas & Consumable Fuels	458,015	236,504	—	694,519
Software	1,658,708	—	—	1,658,708
Wireless Telecommunication Services	330,736	—	—	330,736
Preferred Stock	—	5,779,403	87,872	5,867,275
Rights	—	—	118,071	118,071
Money Market Fund	16,798,012	—	—	16,798,012

Total Investments	$22,132,535	$747,804,874	$1,408,213	$771,345,622

The securities that have been valued at zero on the Statement of Net Assets are considered to be Level 3 investments in this table.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	6,966,937	4,257,006
Service Class	2,807,317	4,143,259
Shares reinvested:
Standard Class	—	3,293,530
Service Class	—	996,402

	9,774,254	12,690,197

Shares redeemed:
Standard Class	(9,204,324)	(15,710,384)
Service Class	(2,349,781)	(4,265,499)

	(11,554,105)	(19,975,883)

Net decrease	(1,779,851)	(7,285,686)

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

LVIP JPMorgan High Yield Fund–23

LVIP JPMorgan High Yield Fund

Notes to Financial Statements (continued)

5. Credit and Market Risk (continued)

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017–08, Receivables–Nonrefudable Fees and Other Costs (Subtopic 310–20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan High Yield Fund–24

LVIP JPMorgan Retirement Income Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP JPMorgan Retirement Income Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Retirement Income Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$987.60	0.46%	$2.27
Service Class Shares	1,000.00	986.40	0.71%	3.50
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Service Class Shares	1,000.00	1,021.27	0.71%	3.56

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests a substantial portion of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund

Security Type/Sector Allocation

(unaudited)

As of June 30, 2018

Sector designations may be different than those presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Investment Companies	62.99%
Commodity Fund	1.46%
Equity Funds	21.59%
Fixed Income Funds	21.89%
International Equity Funds	11.31%
Money Market Funds	6.74%
Agency Collateralized Mortgage Obligations	5.29%
Agency Commercial Mortgage-Backed Securities	2.00%
Agency Mortgage-Backed Securities	2.70%
Corporate Bonds	8.36%
Advertising	0.02%
Aerospace & Defense	0.07%
Agriculture	0.03%
Airlines	0.03%
Auto Manufacturers	0.28%
Banks	2.21%
Beverages	0.25%
Biotechnology	0.19%
Building Materials	0.03%
Chemicals	0.22%
Computers	0.14%
Diversified Financial Services	0.20%
Electric	0.70%
Electronics	0.04%
Food	0.12%
Gas	0.10%
Health Care Products	0.06%

Security Type/Sector	Percentage of Net Assets
Health Care Services	0.14%
Insurance	0.34%
Machinery-Diversified	0.06%
Media	0.25%
Miscellaneous Manufacturing	0.18%
Oil & Gas	0.32%
Pharmaceuticals	0.34%
Pipelines	0.44%
Real Estate Investment Trusts	0.59%
Retail	0.15%
Semiconductors	0.04%
Software	0.25%
Telecommunications	0.34%
Transportation	0.09%
Trucking & Leasing	0.14%
Non-Agency Asset-Backed Securities	3.60%
Non-Agency Collateralized Mortgage Obligations	0.40%
Non-Agency Commercial Mortgage-Backed Securities	3.74%
Sovereign Bond	0.10%
U.S. Treasury Obligations	10.45%
Total Value of Securities	99.63%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–62.99%
Commodity Fund–1.46%
²JPMorgan Commodities Strategy Fund	394,222	$3,591,362

		3,591,362

Equity Funds–21.59%
²JPMorgan Equity Index Fund	957,501	39,908,645
²JPMorgan Mid Cap Equity Fund	104,587	5,479,315
²JPMorgan Realty Income Fund	357,449	4,704,033
²JPMorgan Small Cap Equity Fund	19,505	1,183,551
²JPMorgan Small Cap Growth Fund	41,095	868,756
²JPMorgan Small Cap Value Fund	34,938	1,128,488

		53,272,788

Fixed Income Funds–21.89%
iShares TIPS Bond ETF	52,054	5,875,335
²JPMorgan Floating Rate Income Fund	1,443,807	13,485,157
²JPMorgan High Yield Fund	3,233,576	23,314,085
²JPMorgan Inflation Managed Bond Fund	1,121,797	11,352,590

		54,027,167

International Equity Funds–11.31%
²JPMorgan Emerging Economies Fund	298,459	4,011,283
²JPMorgan Emerging Markets Equity Fund	170,014	4,719,589
²JPMorgan International Equity Fund	355,482	6,192,494
²JPMorgan International Research Enhanced Equity Fund	366,510	6,725,459
²JPMorgan Intrepid International Fund	289,627	6,261,737

		27,910,562

Money Market Funds–6.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	190,573	190,573
JPMorgan Prime Money Market Fund IM Shares (seven-day effective yield 2.08%)	16,426,802	16,430,087

		16,620,660

Total Investment Companies (Cost $150,896,304)		155,422,539

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.29%
Fannie Mae REMICs
Series 1991-141 PZ 8.00% 10/25/21	129,510	$136,438
Series 2009-100 PN 5.00% 11/25/39	495,419	516,163
Series 2011-20 PA 4.50% 3/25/39	249,307	251,625
Series 2011-52 KB 5.50% 6/25/41	650,000	727,172
Series 2011-55 BZ 3.50% 6/25/41	403,481	404,779
•Series 2011-86 NF 2.641% (LIBOR01M + 0.55%) 9/25/41	247,103	249,414
Series 2011-112 PB 4.00% 11/25/41	860,000	888,206
Series 2012-14 Z 4.00% 3/25/42	753,345	771,073
Series 2012-54 WG 3.50% 1/25/41	201,040	199,772
*Series 2012-98 MI 3.00% 8/25/31	212,700	23,967
•*Series 2012-122 SD 4.009% (6.10% minus LIBOR01M) 11/25/42	266,011	47,695
*Series 2013-7 EI 3.00% 10/25/40	121,946	16,498
*Series 2013-55 AI 3.00% 6/25/33	273,101	39,377
•Series 2013-57 FN 2.441% (LIBOR01M + 0.35%) 6/25/43	148,584	148,053
Series 2014-19 Z 4.50% 4/25/44	538,596	581,575
Series 2015-40 GZ 3.50% 5/25/45	75,737	73,626
Series 2015-89 AZ 3.50% 12/25/45	26,268	25,689
•*Series 2015-95 SH 3.909% (6.00% minus LIBOR01M) 1/25/46	208,508	37,615
*Series 2016-50 IB 3.00% 2/25/46	86,766	13,499
•*Series 2016-55 SK 3.909% (6.00% minus LIBOR01M) 8/25/46	173,642	33,903
•*Series 2016-62 SA 3.909% (6.00% minus LIBOR01M) 9/25/46	346,092	69,940

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•*Series 2016-74 GS 3.909% (6.00% minus LIBOR01M) 10/25/46	85,293	$18,841
*Series 2017-12 JI 3.50% 5/25/40	90,531	13,311
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	197,218	211,224
Series 3737 GA 3.00% 11/15/37	315,276	315,906
Series 3843 PZ 5.00% 4/15/41	857,927	971,521
Series 3893 PU 4.00% 7/15/41	750,000	770,753
Series 3939 BZ 4.50% 6/15/41	970,214	1,007,525
•Series 3984 DF 2.623% (LIBOR01M + 0.55%) 1/15/42	245,436	248,240
Series 4065 DE 3.00% 6/15/32	40,000	38,982
*Series 4109 AI 3.00% 7/15/31	396,146	49,115
*Series 4161 IM 3.50% 2/15/43	59,005	13,483
*Series 4181 DI 2.50% 3/15/33	110,472	13,683
•*Series 4184 GS 4.047% (6.12% minus LIBOR01M) 3/15/43	181,702	35,446
Series 4219 AB 3.50% 1/15/43	449,707	449,370
•Series 4286 VF 2.523% (LIBOR01M + 0.45%) 12/15/43	167,307	168,712
*Series 4342 CI 3.00% 11/15/33	66,718	8,234
Series 4457 KZ 3.00% 4/15/45	123,147	112,196
•*Series 4494 SA 4.107% (6.18% minus LIBOR01M) 7/15/45	64,714	12,330
*Series 4543 HI 3.00% 4/15/44	91,911	14,692
•*Series 4594 SG 3.927% (6.00% minus LIBOR01M) 6/15/46	510,699	110,027
Series 4614 HB 2.50% 9/15/46	101,000	89,905
•*Series 4618 SA 3.927% (6.00% minus LIBOR01M) 9/15/46	106,002	23,781
Series 4623 LZ 2.50% 10/15/46	90,698	75,443
Series 4623 MW 2.50% 10/15/46	105,000	94,072
*Series 4625 BI 3.50% 6/15/46	327,692	69,592
•*Series 4631 GS 3.927% (6.00% minus LIBOR01M) 11/15/46	360,375	65,190
•*Series 4648 SA 3.927% (6.00% minus LIBOR01M) 1/15/47	250,144	52,772
Freddie Mac Strips
•*Series 267 S5 3.927% (6.00% minus LIBOR01M) 8/15/42	221,757	39,215

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Strips (continued)
•*Series 299 S1 3.927% (6.00% minus LIBOR01M) 1/15/43	173,492	$28,836
•*Series 326 S2 3.877% (5.95% minus LIBOR01M) 3/15/44	118,899	18,002
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2015-DNA3 M2 4.941% (LIBOR01M + 2.85%) 4/25/28	310,270	321,608
•Series 2015-HQA1 M2 4.741% (LIBOR01M + 2.65%) 3/25/28	102,883	104,791
•Series 2016-DNA3 M2 4.091% (LIBOR01M + 2.00%) 12/25/28	241,806	245,273
•Series 2016-DNA4 M2 3.391% (LIBOR01M + 1.30%) 3/25/29	500,000	505,359
•Series 2016-HQA2 M2 4.341% (LIBOR01M + 2.25%) 11/25/28	223,667	228,973
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	61,375	69,377
GNMA
Series 2010-104 NG 3.00% 7/20/38	110,833	110,818
Series 2012-136 MX 2.00% 11/20/42	40,000	34,556
Series 2013-113 AZ 3.00% 8/20/43	286,646	274,772
Series 2013-113 LY 3.00% 5/20/43	29,000	28,291
Series 2015-64 GZ 2.00% 5/20/45	109,546	84,474
*Series 2015-74 CI 3.00% 10/16/39	181,089	21,672
*Series 2015-142 AI 4.00% 2/20/44	53,631	7,035
•*Series 2016-108 SK 3.966% (6.05% minus LIBOR01M) 8/20/46	274,589	54,631
Series 2016-111 PB 2.50% 8/20/46	97,000	85,570
*Series 2016-116 GI 3.50% 11/20/44	331,938	58,491
*Series 2016-118 DI 3.50% 3/20/43	371,393	52,387

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•*Series 2016-120 AS 4.016% (6.10% minus LIBOR01M) 9/20/46	290,179	$54,017
•*Series 2016-120 NS 4.016% (6.10% minus LIBOR01M) 9/20/46	391,527	79,708
•*Series 2016-121 JS 4.016% (6.10% minus LIBOR01M) 9/20/46	291,615	58,916
Series 2016-134 MW 3.00% 10/20/46	16,000	15,630
Series 2016-156 PB 2.00% 11/20/46	61,000	48,451
*Series 2016-160 GI 3.50% 11/20/46	230,328	54,393
*Series 2016-163 MI 3.50% 11/20/46	164,879	21,297
*Series 2016-163 XI 3.00% 10/20/46	259,134	36,110

Total Agency Collateralized Mortgage Obligations (Cost $13,326,229)		13,053,078

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.00%
Fannie Mae-Aces
•Series 2017-M8 A2 3.061% 5/25/27	555,000	538,571
Series 2017-M11 A2 2.98% 8/25/29	275,000	260,086
Freddie Mac Multifamily Structured Pass-Through Certificates
♦Series K066 A2 3.117% 6/25/27	340,000	332,313
♦Series K067 A2 3.194% 7/25/27	637,000	626,551
♦Series K719 A1 2.53% 12/25/21	67,934	66,902
♦Series K725 A2 3.002% 1/25/24	185,000	183,786
•♦Series K731 AM 3.60% 2/25/25	1,200,000	1,223,017
•♦Series KS03 A4 3.161% 5/25/25	150,000	148,750
FREMF Mortgage Trust
•Series 2011-K10 B 4.781% 11/25/49	60,000	61,617
•Series 2011-K12 B 4.493% 1/25/46	115,000	117,593
•Series 2011-K14 B 5.358% 2/25/47	70,000	73,509

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
•Series 2011-K15 B 5.116% 8/25/44	15,000	$15,642
•Series 2011-K704 B 4.634% 10/25/30	110,000	109,906
•Series 2012-K18 B 4.40% 1/25/45	85,000	87,216
•Series 2012-K22 B 3.811% 8/25/45	150,000	150,960
•Series 2012-K708 B 3.882% 2/25/45	145,000	145,507
•Series 2013-K29 C 3.601% 5/25/46	295,000	281,011
•Series 2013-K32 B 3.651% 10/25/46	110,000	109,116
•Series 2013-K33 B 3.616% 8/25/46	120,000	118,779
•Series 2013-K712 B 3.477% 5/25/45	80,000	80,181
•Series 2013-K713 B 3.262% 4/25/46	50,000	49,961
•Series 2013-K713 C 3.262% 4/25/46	165,000	164,148

Total Agency Commercial Mortgage-Backed Securities (Cost $5,088,208)		4,945,122

AGENCY MORTGAGE-BACKED SECURITIES–2.70%
Fannie Mae
2.53% 7/1/26	139,882	133,242
2.60% 9/1/28	300,000	278,549
2.64% 2/1/23	450,000	439,940
3.16% 12/1/26	505,915	498,676
3.17% 1/1/27	300,000	295,764
3.201% 9/1/27	536,110	527,723
3.765% 12/1/25	680,000	697,176
Fannie Mae ARM
•2.903% (LIBOR12M + 1.60%) 7/1/45	39,470	39,310
•3.181% (LIBOR12M + 1.524%) 3/1/44	104,405	105,047
•3.607% (LIBOR12M + 1.83%) 8/1/35	908	955
Fannie Mae S.F. 15 yr 5.00% 7/1/20	68,916	70,088
Fannie Mae S.F. 30 yr
4.00% 7/1/45	475,143	488,125
5.50% 11/1/34	4,495	4,883
5.50% 4/1/37	100,250	109,200
5.50% 8/1/37	17,308	18,828
5.50% 3/1/38	21,141	22,926

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/39	45,349	$49,421
5.50% 7/1/40	46,300	50,311
5.50% 5/1/44	1,042,403	1,132,211
6.00% 9/1/36	22,522	25,267
6.00% 12/1/36	4,779	5,268
6.00% 6/1/37	2,564	2,832
6.00% 9/1/38	13,847	15,253
6.00% 11/1/38	11,259	12,466
6.00% 10/1/39	159,042	175,917
6.00% 11/1/40	7,387	8,172
7.50% 6/1/31	6,464	7,435
Freddie Mac ARM
•2.57% (LIBOR12M + 1.63%) 10/1/46	152,504	149,364
•2.918% (LIBOR12M + 1.63%) 10/1/45	70,968	70,643
•3.114% (LIBOR12M + 1.62%) 3/1/46	106,260	106,189
Freddie Mac S.F. 30 yr
4.00% 4/1/45	324,580	332,185
5.00% 6/1/36	85,367	91,086
5.50% 3/1/34	5,766	6,253
5.50% 12/1/34	5,469	5,934
5.50% 12/1/35	5,588	6,054
5.50% 8/1/40	12,638	13,677
5.50% 6/1/41	58,263	62,866
6.00% 2/1/36	11,341	12,509
6.00% 3/1/36	15,294	16,865
6.00% 8/1/38	17,300	19,165
6.00% 5/1/40	28,054	30,935
6.50% 4/1/39	27,701	30,837
7.00% 11/1/33	968	1,094
GNMA I S.F. 30 yr
5.50% 2/15/41	39,152	42,360
7.00% 12/15/34	54,179	61,594
GNMA II S.F. 30 yr
5.50% 5/20/37	24,558	26,148
5.50% 4/20/40	21,064	22,434
6.00% 2/20/39	26,433	28,555
6.00% 10/20/39	100,148	108,121
6.00% 2/20/40	111,670	121,106
6.00% 4/20/46	35,135	38,107
6.50% 10/20/39	46,001	50,343

Total Agency Mortgage-Backed Securities (Cost $6,881,860)		6,669,409

CORPORATE BONDS–8.36%
Advertising–0.02%
Omnicom Group 3.65% 11/1/24	60,000	58,358

		58,358

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense–0.07%
Rockwell Collins 3.20% 3/15/24	175,000	$168,808

		168,808

Agriculture–0.03%
Reynolds American 4.00% 6/12/22	70,000	70,500

		70,500

Airlines–0.03%
♦American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	68,268	66,104

		66,104

Auto Manufacturers–0.28%
Daimler Finance North America 3.45% 1/6/27	215,000	204,062
Ford Motor Credit 4.134% 8/4/25	200,000	195,274
General Motors 6.75% 4/1/46	100,000	111,147
General Motors Financial 5.25% 3/1/26	180,000	186,807

		697,290

Banks–2.21%
Bank of America
µ3.124% 1/20/23	180,000	177,115
4.183% 11/25/27	275,000	268,336
µ4.443% 1/20/48	240,000	234,871
Bank of New York Mellon 2.50% 4/15/21	145,000	142,388
BNP Paribas 2.45% 3/17/19	145,000	144,582
Capital One Financial
3.75% 3/9/27	85,000	80,492
4.75% 7/15/21	140,000	144,796
Citigroup
3.75% 6/16/24	150,000	148,441
8.125% 7/15/39	150,000	211,614
Citizens Financial Group 4.30% 12/3/25	160,000	159,222
Cooperatieve Rabobank 3.75% 7/21/26	250,000	234,433
Credit Suisse Group 4.282% 1/9/28	250,000	243,468
Goldman Sachs Group
3.85% 1/26/27	320,000	307,636
5.15% 5/22/45	330,000	329,136
HSBC Holdings 4.875% 1/14/22	150,000	156,459
Huntington Bancshares 2.30% 1/14/22	120,000	115,334
Lloyds Banking Group 3.00% 1/11/22	200,000	194,968

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
3.95% 4/23/27	265,000	$253,085
4.375% 1/22/47	355,000	339,824
PNC Bank 2.45% 11/5/20	250,000	245,730
Santander UK Group Holdings 3.571% 1/10/23	200,000	194,472
SunTrust Banks 2.70% 1/27/22	100,000	97,514
Toronto-Dominion Bank 2.125% 4/7/21	140,000	135,945
UBS Group Funding Switzerland 4.253% 3/23/28	260,000	258,610
US Bancorp 3.10% 4/27/26	240,000	226,596
Wells Fargo & Co.
3.069% 1/24/23	180,000	175,149
4.75% 12/7/46	175,000	169,733
Wells Fargo Capital X 5.95% 12/15/36	60,000	64,861

		5,454,810

Beverages–0.25%
Anheuser-Busch InBev Finance
3.65% 2/1/26	355,000	347,866
4.70% 2/1/36	260,000	264,294

		612,160

Biotechnology–0.19%
Amgen 1.90% 5/10/19	150,000	149,054
Celgene 3.25% 8/15/22	140,000	137,372
Gilead Sciences 4.40% 12/1/21	185,000	191,368

		477,794

Building Materials–0.03%
Martin Marietta Materials 3.50% 12/15/27	75,000	69,730

		69,730

Chemicals–0.22%
Mosaic 4.25% 11/15/23	70,000	70,493
Nutrien 3.375% 3/15/25	145,000	136,666
Westlake Chemical 5.00% 8/15/46	340,000	344,814

		551,973

Computers–0.14%
Apple
1.55% 8/4/21	235,000	225,315
3.45% 2/9/45	130,000	116,476

		341,791

Diversified Financial Services–0.20%
Air Lease 3.25% 3/1/25	185,000	171,899
International Lease Finance 8.625% 1/15/22	165,000	189,445

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
ORIX
3.25% 12/4/24	30,000	$28,688
3.70% 7/18/27	110,000	106,827

		496,859

Electric–0.70%
CMS Energy 6.25% 2/1/20	215,000	224,843
Dominion Energy 3.90% 10/1/25	160,000	158,297
Duke Energy 2.65% 9/1/26	155,000	139,856
Entergy 4.00% 7/15/22	140,000	142,076
Exelon 3.497% 6/1/22	150,000	148,399
Fortis 3.055% 10/4/26	80,000	73,019
Metropolitan Edison 4.00% 4/15/25	125,000	124,953
NV Energy 6.25% 11/15/20	195,000	208,261
Pacific Gas & Electric 4.30% 3/15/45	175,000	157,957
Public Service Co. of Colorado 4.10% 6/15/48	220,000	221,287
Public Service Co. of Oklahoma 5.15% 12/1/19	120,000	123,218

		1,722,166

Electronics–0.04%
Arrow Electronics 3.25% 9/8/24	96,000	89,866

		89,866

Food–0.12%
Kroger 4.45% 2/1/47	170,000	155,218
Tyson Foods 4.50% 6/15/22	135,000	138,758

		293,976

Gas–0.10%
Atmos Energy 4.15% 1/15/43	100,000	100,849
NiSource Finance 3.95% 3/30/48	150,000	139,301

		240,150

Health Care Products–0.06%
Thermo Fisher Scientific 3.00% 4/15/23	145,000	141,139

		141,139

Health Care Services–0.14%
Anthem
3.70% 8/15/21	70,000	70,648
4.101% 3/1/28	55,000	53,909
Laboratory Corp. of America Holdings 2.625% 2/1/20	150,000	148,861
Magellan Health 4.40% 9/22/24	75,000	73,594

		347,012

Insurance–0.34%
Alterra Finance 6.25% 9/30/20	130,000	137,555

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group 3.875% 1/15/35	45,000	$40,151
Athene Holding 4.125% 1/12/28	70,000	64,676
CNA Financial 3.95% 5/15/24	140,000	140,159
µManulife Financial 4.061% 2/24/32	200,000	190,163
Principal Life Global Funding II 3.00% 4/18/26	140,000	131,384
µPrudential Financial 5.375% 5/15/45	140,000	139,650

		843,738

Machinery-Diversified–0.06%
Roper Technologies
2.80% 12/15/21	105,000	102,628
3.80% 12/15/26	55,000	53,435

		156,063

Media–0.25%
Comcast
3.00% 2/1/24	240,000	229,734
3.375% 2/15/25	225,000	216,210
Discovery Communications 2.95% 3/20/23	41,000	39,252
Warner Media 4.75% 3/29/21	135,000	139,394

		624,590

Miscellaneous Manufacturing–0.18%
General Electric
2.10% 12/11/19	70,000	69,245
6.00% 8/7/19	234,000	241,980
Parker-Hannifin 3.30% 11/21/24	15,000	14,787
Textron 4.00% 3/15/26	115,000	113,670

		439,682

Oil & Gas–0.32%
Apache 3.625% 2/1/21	75,000	75,290
BP Capital Markets
3.216% 11/28/23	155,000	152,140
3.224% 4/14/24	80,000	78,557
Canadian Natural Resources 3.80% 4/15/24	145,000	143,898
Nexen Energy 5.875% 3/10/35	125,000	145,161
Shell International Finance 4.375% 5/11/45	175,000	179,782

		774,828

Pharmaceuticals–0.34%
Allergan Funding 3.80% 3/15/25	215,000	209,080
CVS Health 3.875% 7/20/25	350,000	339,643
Mead Johnson Nutrition 4.125% 11/15/25	185,000	188,643

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland 2.875% 9/23/23	110,000	$103,611

		840,977

Pipelines–0.44%
APT Pipelines 4.20% 3/23/25	90,000	89,439
Boardwalk Pipelines 4.95% 12/15/24	75,000	76,455
Buckeye Partners 4.35% 10/15/24	150,000	148,273
Enbridge 4.25% 12/1/26	90,000	89,340
Energy Transfer Partners
5.00% 10/1/22	155,000	160,590
9.70% 3/15/19	63,000	65,911
Enterprise Products Operating 5.10% 2/15/45	185,000	191,151
MPLX
4.875% 12/1/24	90,000	92,910
4.875% 6/1/25	100,000	102,963
ONEOK Partners 4.90% 3/15/25	70,000	72,376

		1,089,408

Real Estate Investment Trusts–0.59%
American Tower 4.40% 2/15/26	100,000	99,443
AvalonBay Communities 3.20% 1/15/28	75,000	70,758
Boston Properties 3.20% 1/15/25	122,000	116,288
Crown Castle International 5.25% 1/15/23	75,000	78,667
DDR 4.25% 2/1/26	75,000	73,359
EPR Properties 4.95% 4/15/28	75,000	73,518
ERP Operating 2.85% 11/1/26	80,000	74,328
HCP 3.40% 2/1/25	75,000	71,016
Host Hotels & Resorts
3.75% 10/15/23	45,000	44,157
3.875% 4/1/24	40,000	39,046
4.50% 2/1/26	150,000	150,124
National Retail Properties 3.50% 10/15/27	125,000	116,884
Realty Income
3.65% 1/15/28	5,000	4,798
3.875% 7/15/24	35,000	34,718
4.125% 10/15/26	140,000	139,590
Select Income REIT 3.60% 2/1/20	100,000	99,505
UDR 4.00% 10/1/25	55,000	54,736
VEREIT Operating Partnership 4.60% 2/6/24	35,000	35,054
Welltower 4.25% 4/15/28	90,000	88,610

		1,464,599

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail–0.15%
Advance Auto Parts 4.50% 1/15/22	70,000	$71,772
Dollar General 3.875% 4/15/27	145,000	138,713
Lowe’s 3.10% 5/3/27	175,000	165,582

		376,067

Semiconductors–0.04%
QUALCOMM 4.65% 5/20/35	105,000	106,545

		106,545

Software–0.25%
Microsoft
3.50% 2/12/35	370,000	359,198
4.10% 2/6/37	70,000	73,072
Oracle 4.50% 7/8/44	185,000	189,096

		621,366

Telecommunications–0.34%
AT&T 5.25% 3/1/37	300,000	295,934
Telefonica Emisiones 5.213% 3/8/47	150,000	145,114
Verizon Communications
3.45% 3/15/21	215,000	216,508
5.25% 3/16/37	140,000	144,210
Vodafone Group 5.00% 5/30/38	43,000	42,534

		844,300

Transportation–0.09%
Burlington Northern Santa Fe 4.70% 9/1/45	135,000	142,765
Ryder System 2.45% 9/3/19	75,000	74,544

		217,309

Trucking & Leasing–0.14%
Aviation Capital Group
2.875% 9/17/18	10,000	10,002
4.875% 10/1/25	175,000	182,074
Penske Truck Leasing 4.20% 4/1/27	140,000	138,222

		330,298

Total Corporate Bonds (Cost $21,154,419)		20,630,256

NON-AGENCY ASSET-BACKED SECURITIES–3.60%
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 1.92% 9/20/19	95,000	94,909
Series 2014-1A A 2.46% 7/20/20	240,000	238,931
Capital Auto Receivables Asset Trust Series 2016-3 B 1.89% 5/20/21	400,000	394,295

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2017-3 B 2.44% 2/15/23	300,000	$293,533
Series 2018-2 A3 2.98% 1/17/23	335,000	334,833
CNH Equipment Trust Series 2016-B B 2.20% 10/15/23	575,000	566,337
CPS Auto Receivables Trust Series 2018-B B 3.23% 7/15/22	236,000	235,482
Discover Card Execution Note Trust
•Series 2014-A1 A1 2.503% (LIBOR01M + 0.43%) 7/15/21	200,000	200,335
•Series 2017-A1 A1 2.563% (LIBOR01M + 0.49%) 7/15/24	185,000	186,496
Drive Auto Receivables Trust Series 2017-2 B 2.25% 6/15/21	284,000	283,574
DT Auto Owner Trust
Series 2017-3A B 2.40% 5/17/21	107,000	106,561
Series 2017-4A B 2.44% 1/15/21	123,000	122,307
Exeter Automobile Receivables Trust Series 2018-2A B 3.27% 5/16/22	205,000	204,773
First Investors Auto Owner Trust Series 2018-1A A2 3.22% 1/17/23	193,000	193,136
Flagship Credit Auto Trust
Series 2017-2 B 2.57% 4/15/23	90,000	89,060
Series 2018-2 B 3.56% 5/15/23	625,000	625,599
Ford Credit Auto Owner Trust Series 2016-2 A 2.03% 12/15/27	325,000	314,695
•Golden Credit Card Trust Series 2014-2A A 2.523% (LIBOR01M + 0.45%) 3/15/21	100,000	100,199
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	134,196	135,132
Series 2016-3A A1 3.08% 9/20/42	148,644	146,182
Honda Auto Receivables Owner Trust Series 2018-2 A3 3.01% 5/18/22	626,000	626,770
Hyundai Auto Lease Securitization Trust Series 2016-C A3 1.49% 2/18/20	113,421	113,118
•Navistar Financial Dealer Note Master Owner Trust II Series 2016-1 A 3.441% (LIBOR01M + 1.35%) 9/27/21	90,000	90,223

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust Series 2016-B A3 1.50% 7/15/19	79,177	$78,993
OnDeck Asset Securitization Trust Series 2018-1A A 3.50% 4/18/22	208,000	208,124
Sofi Consumer Loan Program Series 2018-2 A1 2.93% 4/26/27	372,671	372,501
Tidewater Auto Receivables Trust Series 2018-AA A2 3.12% 7/15/22	245,000	244,906
Towd Point Mortgage Trust
•Series 2015-5 A1B 2.75% 5/25/55	73,661	72,606
•Series 2015-6 A1B 2.75% 4/25/55	82,402	81,065
•Series 2016-1 A1B 2.75% 2/25/55	48,881	48,285
•Series 2016-2 A1 3.00% 8/25/55	59,689	58,919
•Series 2016-3 A1 2.25% 4/25/56	67,455	65,885
Verizon Owner Trust Series 2016-2A A 1.68% 5/20/21	115,000	113,816
Westgate Resorts
Series 2018-1A A 3.38% 12/20/31	249,927	249,371
Series 2018-1A B 3.58% 12/20/31	323,265	321,330
Westlake Automobile Receivables Trust Series 2018-2A A2A 2.84% 9/15/21	605,000	605,028
World Financial Network Credit Card Master Trust Series 2017-B A 1.98% 6/15/23	683,000	676,396

Total Non-Agency Asset-Backed Securities (Cost $8,937,161)		8,893,705

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.40%
JPMorgan Mortgage Trust
•Series 2014-2 B1 3.419% 6/25/29	69,058	67,995
•Series 2014-2 B2 3.419% 6/25/29	69,058	67,566
•Series 2014-IVR6 2A4 2.50% 7/25/44	100,000	100,099
•Series 2015-4 B1 3.624% 6/25/45	93,271	91,074
•Series 2015-4 B2 3.624% 6/25/45	93,271	89,282
•Series 2015-6 B1 3.614% 10/25/45	92,753	91,135

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Mortgage Trust (continued)
•Series 2015-6 B2 3.614% 10/25/45	92,753	$90,452
•Series 2016-4 B1 3.902% 10/25/46	95,927	94,933
•Series 2016-4 B2 3.902% 10/25/46	95,927	94,380
New Residential Mortgage Loan Trust
•Series 2016-4A A1 3.75% 11/25/56	69,452	69,518
•Series 2017-1A A1 4.00% 2/25/57	71,207	71,798
•Sequoia Mortgage Trust Series 2014-2 A4 3.50% 7/25/44	52,925	52,478

Total Non-Agency Collateralized Mortgage Obligations (Cost $989,441)		980,710

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.74%
•20 Times Square Trust Series 2018-20TS A 3.203% 5/15/35	388,000	381,288
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	200,000	194,796
•Series 2016-CD2 A4 3.526% 11/10/49	105,000	104,005
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	90,000	90,198
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	195,000	195,846
Series 2015-GC27 A5 3.137% 2/10/48	215,000	209,466
Series 2016-P3 A4 3.329% 4/15/49	145,000	142,016
Series 2016-P5 A4 2.941% 10/10/49	130,000	123,321
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	180,000	176,392
Series 2013-WWP A2 3.424% 3/10/31	100,000	100,698
Series 2014-CR19 A5 3.796% 8/10/47	100,000	101,360
Series 2014-CR20 AM 3.938% 11/10/47	340,000	342,895
Series 2015-3BP A 3.178% 2/10/35	400,000	389,223
Series 2015-CR23 A4 3.497% 5/10/48	135,000	134,092

LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	250,000	$243,773
Series 2016-C3 A5 2.89% 9/10/49	160,000	150,980
•DB-UBS Mortgage Trust Series 2011-LC1A C 5.884% 11/10/46	300,000	313,720
GRACE Mortgage Trust
Series 2014-GRCE A 3.369% 6/10/28	1,190,000	1,195,251
Series 2014-GRCE B 3.52% 6/10/28	200,000	199,511
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	105,000	106,112
Series 2017-GS5 A4 3.674% 3/10/50	210,000	209,293
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.087% 3/5/37	160,000	154,209
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.598% 11/15/48	225,000	224,408
Series 2015-C33 A4 3.77% 12/15/48	340,000	342,591
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	275,000	264,643
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.718% 8/12/37	60,000	62,042
Series 2013-LC11 B 3.499% 4/15/46	130,000	127,230
Series 2015-JP1 A5 3.914% 1/15/49	130,000	132,118
Series 2016-JP2 A4 2.822% 8/15/49	310,000	291,050
Series 2016-JP2 AS 3.056% 8/15/49	210,000	197,404
•Series 2016-JP3 B 3.397% 8/15/49	60,000	56,914
Series 2016-WIKI A 2.798% 10/5/31	75,000	73,431
Series 2016-WIKI B 3.201% 10/5/31	115,000	112,775
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	135,000	136,264

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C23 A4 3.719% 7/15/50	440,000	$441,863
Series 2015-C26 A5 3.531% 10/15/48	140,000	138,953
Series 2016-C29 A4 3.325% 5/15/49	130,000	126,528
UBS Commercial Mortgage Trust Series 2018-C10 A1 3.185% 5/15/51	277,071	277,216
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	250,000	249,791
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	190,539
•Series 2017-RB1 XA 1.44% 3/15/50	1,468,766	127,805
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	130,000	127,500
Series 2013-C12 A4 3.198% 3/15/48	260,000	258,269

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $9,598,208)		9,217,779

ΔSOVEREIGN BOND–0.10%
Mexico–0.10%
Mexico Government International Bond 3.625% 3/15/22	250,000	250,773

Total Sovereign Bond (Cost $262,188)		250,773

U.S. TREASURY OBLIGATIONS–10.45%
U.S. Treasury Bonds
2.50% 5/15/46	500,000	454,356
2.875% 8/15/45	650,000	637,178
3.125% 2/15/43	1,000,000	1,026,895
3.875% 8/15/40	850,000	978,463
5.375% 2/15/31	1,000,000	1,263,867
U.S. Treasury Notes
¥1.125% 1/31/19	1,465,000	1,456,044
1.50% 3/31/23	1,250,000	1,182,373
1.625% 11/15/22	2,000,000	1,910,859
1.625% 5/15/26	2,000,000	1,829,805
1.75% 3/31/22	1,500,000	1,450,547
1.75% 5/15/22	2,000,000	1,931,289
1.875% 1/31/22	220,000	214,053
1.875% 3/31/22	175,000	170,000
1.875% 5/31/22	2,000,000	1,939,883

LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.00% 5/31/21	2,000,000	$1,965,586
2.00% 11/15/21	1,500,000	1,468,711
2.00% 11/15/26	1,500,000	1,405,986
2.25% 2/15/27	650,000	620,382
2.375% 5/15/27	1,750,000	1,685,537
2.875% 5/31/25	148,000	148,587

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.875% 5/15/28	1,000,000	$ 1,002,129
^U.S. Treasury Strip Coupon
2.599% 2/15/33	1,600,000	1,034,949

Total U.S. Treasury Obligations (Cost $26,447,347)		25,777,479

TOTAL VALUE OF SECURITIES–99.63% (Cost $243,581,365)	246,777,479
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	915,126

NET ASSETS APPLICABLE TO 17,645,077 SHARES OUTSTANDING–100.00%	$246,755,976

NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($202,322,284 / 14,464,104 Shares)	$13.988

NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($44,433,692 / 3,180,973 Shares)	$13.969

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$209,292,685
Undistributed net investment income	2,606,769
Accumulated net realized gain on investments	33,117,452
Net unrealized appreciation of investments, foreign currencies and derivatives	1,739,070

TOTAL NET ASSETS	$246,755,976

à	Class R-6 shares.

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«

Includes $113,641 variation margin due from broker on futures contracts, $401,148 payable for securities purchased, $177,650 payable for fund shares redeemed, $2,855 expense reimbursement receivable from manager, $96,379 due to manager and affiliates and $44,096 other accrued expenses payable as of June 30, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealize Depreciation[2]
Equity Contracts:
75	E-mini MSCI EAFE Index	$7,332,750	$7,618,610	9/24/18	$ —	$(285,860)
46	E-mini MSCI Emerging Markets Index	2,445,590	2,604,425	9/24/18	—	(158,835)
33	E-mini S&P 500 Index	4,490,640	4,589,012	9/22/18	—	(98,372)
(32)	Euro STOXX 50 Index	(1,267,203)	(1,296,254)	9/24/18	29,051	—
3	Hang Seng Index	549,212	547,436	7/31/18	1,776	—
(17)	SPI 200 Index	(1,933,676)	(1,892,045)	9/21/18	—	(41,631)
16	TOPIX Index (OSE)	2,500,835	2,563,699	9/14/18	—	(62,864)

					30,827	(647,562)

Interest Rate Contracts:
27	Australia 10 yr Bonds	2,584,821	2,551,267	9/18/18	33,554	—
(48)	Canada 10 yr Bonds	(4,991,504)	(4,934,003)	9/20/18	—	(57,501)
(6)	Euro-Bund	(1,138,955)	(1,129,348)	9/7/18	—	(9,607)
(58)	Euro-SCHATZ	(7,591,786)	(7,590,685)	9/7/18	—	(1,101)
145	U.S. Treasury 10 yr Notes	17,427,188	17,289,858	9/20/18	137,330	—

					170,884	(68,209)

Total Futures Contracts					$201,711	$(715,771)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BB–Barclays Bank

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

FREMF–Freddie Mac Multifamily

GNMA–Government National Mortgage Association

GS–Goldman Sachs

ICE–Intercontinental Exchange

JPM–JPMorgan

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR12M–ICE LIBOR USD 12 Month

MSCI–Morgan Stanley Capital International

OSE–Osaka Securities Exchange

RBS–Royal Bank of Scotland

REMICs–Real Estate Mortgage Investment Conduits

S&P–Standard and Poor’s

S.F.–Single Family

TIPS–Treasury Inflation-Protected Securities

USD–United States Dollar

WF–Wells Fargo

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund–13

LVIP JPMorgan Retirement Income Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$1,940,619
Interest	1,081,820

3,022,439

EXPENSES:
Management fees	959,174
Distribution fees-Service Class	55,460
Shareholder servicing fees	37,088
Professional fees	35,757
Accounting and administration expenses	31,022
Reports and statements to shareholders	30,082
Pricing fees	16,429
Trustees’ fees and expenses	3,897
Custodian fees	1,809
Consulting fees	956
Other	1,493

1,173,167
Less:
Management fees waived	(479,699)
Expenses reimbursed	(56,213)
Expenses paid indirectly	(8)

Total operating expenses	637,247

NET INVESTMENT INCOME	2,385,192

NET REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain (loss) from:
Investments	200,619
Distributions from investment companies	122,335
Foreign currencies	10,099
Foreign currency exchange contracts	(238)
Futures contracts	(267,789)

Net realized gain	65,026

Net change in unrealized appreciation
(depreciation) of:
Investments	(4,878,295)
Foreign currencies	(8,229)
Futures contracts	(821,557)

Net change in unrealized appreciation
(depreciation)	(5,708,081)

NET REALIZED AND UNREALIZED LOSS	(5,643,055)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,257,863)

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,385,192	$5,858,955
Net realized gain	65,026	40,445,060
Net change in unrealized appreciation (depreciation)	(5,708,081)	(18,485,911)

Net increase (decrease) in net assets resulting from operations	(3,257,863)	27,818,104

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(5,429,201)
Service Class	—	(984,144)
Net realized gain:
Standard Class	—	(7,693,793)
Service Class	—	(1,511,960)

	—	(15,619,098)

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,874,527	4,988,735
Service Class	2,846,375	5,664,255
Reinvestment of dividends and distributions:
Standard Class	—	13,122,994
Service Class	—	2,496,104

	4,720,902	26,272,088

Cost of shares redeemed:
Standard Class	(19,991,314)	(32,010,309)
Service Class	(2,540,674)	(6,871,658)

	(22,531,988)	(38,881,967)

Decrease in net assets derived from capital share transactions	(17,811,086)	(12,609,879)

NET DECREASE IN NET ASSETS	(21,068,949)	(410,873)
NET ASSETS:
Beginning of period	267,824,925	268,235,798

End of period	$246,755,976	$267,824,925

Undistributed net investment income	$2,606,769	$221,577

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund–14

LVIP JPMorgan Retirement Income Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17[2]	12/31/16	Year Ended 12/31/15	12/31/14[3]	12/31/13

Net asset value, beginning of period	$14.163	$13.548	$13.751	$14.896	$15.257	$14.502

Income (loss) from investment operations:
Net investment income[4]	0.134	0.316	0.297	0.348	0.402	0.378
Net realized and unrealized gain (loss)	(0.309)	1.162	0.353	(0.491)	0.342	0.963

Total from investment operations	(0.175)	1.478	0.650	(0.143)	0.744	1.341

Less dividends and distributions from:
Net investment income	—	(0.359)	(0.352)	(0.402)	(0.411)	(0.329)
Net realized gain	—	(0.504)	(0.501)	(0.600)	(0.694)	(0.257)

Total dividends and distributions	—	(0.863)	(0.853)	(1.002)	(1.105)	(0.586)

Net asset value, end of period	$13.988	$14.163	$13.548	$13.751	$14.896	$15.257

Total return[5]	(1.24% )	10.96%	4.71%	(0.94% )	4.88%	9.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$202,322	$223,079	$226,619	$247,317	$283,263	$299,595
Ratio of expenses to average net assets[6]	0.46%	0.54%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.87%	0.89%	0.88%	0.88%	0.87%	0.88%
Ratio of net investment income to average net assets	1.91%[7]	2.22%	2.13%	2.33%	2.58%	2.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.49%[7]	1.87%	1.97%	2.18%	2.44%	2.36%
Portfolio turnover	33%	192%	161%	140%	142%	159%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund–15

LVIP JPMorgan Retirement Income Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17[2]	12/31/16	Year Ended 12/31/15	12/31/14[3]	12/31/13

Net asset value, beginning of period	$14.161		$13.548	$13.751	$14.895	$15.257	$14.503

Income (loss) from investment operations:
Net investment income[4]	0.116		0.281	0.262	0.310	0.362	0.340
Net realized and unrealized gain (loss)	(0.308)		1.159	0.353	(0.489)	0.342	0.962

Total from investment operations	(0.192)		1.440	0.615	(0.179)	0.704	1.302

Less dividends and distributions from:
Net investment income	—		(0.323)	(0.317)	(0.365)	(0.372)	(0.291)
Net realized gain	—		(0.504)	(0.501)	(0.600)	(0.694)	(0.257)

Total dividends and distributions	—		(0.827)	(0.818)	(0.965)	(1.066)	(0.548)

Net asset value, end of period	$13.969		$14.161	$13.548	$13.751	$14.895	$15.257

Total return[5]	(1.36%	)	10.68%	4.45%	(1.18% )	4.61%	9.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,434		$44,746	$41,617	$43,968	$47,038	$47,560
Ratio of expenses to average net assets[6]	0.71%		0.79%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.12%		1.14%	1.13%	1.13%	1.12%	1.13%
Ratio of net investment income to average net assets	1.66%	[7]	1.97%	1.88%	2.08%	2.33%	2.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.24%	[7]	1.62%	1.72%	1.93%	2.19%	2.11%
Portfolio turnover	33%		192%	161%	140%	142%	159%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2017, J.P. Morgan Investment Management, Inc. replaced Delaware Investments Fund Advisers and Jackson Square Partners, LLC as the Fund’s sub-adviser.

[3]	Effective October 1, 2014, Jackson Square Partners, LLC was added as a sub-adviser to the Fund.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund–16

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek to provide current income and some capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities and exchange-traded funds (“ETFs”), except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

LVIP JPMorgan Retirement Income Fund–17

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.

LVIP JPMorgan Retirement Income Fund–18

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

LIAC has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2018, the waiver amount is 0.365% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC. Prior to May 1, 2018, the waiver amount was 0.38% of the Fund’s average daily net assets.

Effective May 1, 2018, LIAC has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.465% of the Fund’s average daily net assets for the Standard Class and 0.715% for the Service Class. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2018, LIAC had contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.45% the Fund’s average daily net assets for the Standard Class and 0.70% for the Service Class.

J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$7,351
Legal	1,465

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $24,962 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had receivables from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$2,855
Management fees payable to LIAC	79,095
Distribution fees payable to LFD	9,172
Shareholder servicing fees payable to Lincoln Life	5,958
Printing and mailing fees payable to Lincoln Life	2,154

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP JPMorgan Retirement Income Fund–19

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$64,371,880
Purchases of U.S. government securities	19,404,326
Sales other than U.S. government securities	88,191,297
Sales of U.S. government securities	7,024,085

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$243,735,816

Aggregate unrealized appreciation of investments and derivatives	$6,344,139
Aggregate unrealized depreciation of investments and derivatives	(4,753,165)

Net unrealized appreciation of investments and derivatives	$1,590,974

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP JPMorgan Retirement Income Fund–20

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Investment Companies	$155,422,539	$—	$155,422,539
Agency Collateralized Mortgage Obligations	—	13,053,078	13,053,078
Agency Commercial Mortgage-Backed Securities	—	4,945,122	4,945,122
Agency Mortgage-Backed Securities	—	6,669,409	6,669,409
Corporate Bonds	—	20,630,256	20,630,256
Non-Agency Asset-Backed Securities	—	8,893,705	8,893,705
Non-Agency Collateralized Mortgage Obligations	—	980,710	980,710
Non-Agency Commercial Mortgage-Backed Securities	—	9,217,779	9,217,779
Sovereign Bond	—	250,773	250,773
U.S. Treasury Obligations	—	25,777,479	25,777,479

Total Investments	$155,422,539	$90,418,311	$245,840,850

Derivatives:

Assets:
Futures Contracts	$201,711	$—	$201,711

Liabilities:
Futures Contracts	$(715,771)	$—	$(715,771)

There were no level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	132,485	349,575
Service Class	201,910	399,302
Shares reinvested:
Standard Class	—	922,178
Service Class	—	175,516

	334,395	1,846,571

Shares redeemed:
Standard Class	(1,419,075)	(2,247,883)
Service Class	(180,736)	(486,868)

	(1,599,811)	(2,734,751)

Net decrease	(1,265,416)	(888,180)

LVIP JPMorgan Retirement Income Fund–21

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default. At June 30, 2018, the Fund pledged securities with a value of $1,411,319 as collateral for futures contracts.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures Contracts (Equity contracts)	Receivables and other assets net of liabilities	$30,827	Receivables and other assets net of liabilities	$(647,562)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	170,884	Receivables and other assets net of liabilities	(68,209)

Total		$201,711		$(715,771)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(238)	$—
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,891	(904,513)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(273,680)	82,956

Total		$(268,027)	$(821,557)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	USD 31,646,377	USD 15,796,807

LVIP JPMorgan Retirement Income Fund–22

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

LVIP JPMorgan Retirement Income Fund–23

LVIP JPMorgan Retirement Income Fund

Notes to Financial Statements (continued)

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan Retirement Income Fund–24

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$985.60	0.78%	$3.84
Service Class Shares	1,000.00	984.40	1.03%	5.07
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.93	0.78%	$3.91
Service Class Shares	1,000.00	1,019.69	1.03%	5.16

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	92.87%
Aerospace & Defense	0.78%
Air Freight & Logistics	0.02%
Airlines	0.28%
Auto Components	0.53%
Automobiles	0.24%
Banks	7.40%
Beverages	2.21%
Biotechnology	0.94%
Building Products	0.52%
Capital Markets	4.34%
Chemicals	0.88%
Commercial Services & Supplies	0.23%
Communications Equipment	0.88%
Construction & Engineering	0.50%
Consumer Finance	0.91%
Containers & Packaging	2.48%
Distributors	0.52%
Diversified Consumer Services	0.09%
Diversified Telecommunication Services	0.43%
Electric Utilities	1.80%
Electrical Equipment	1.51%
Electronic Equipment, Instruments & Components	2.94%
Energy Equipment & Services	0.04%
Equity Real Estate Investment Trusts	8.66%
Food & Staples Retailing	1.03%
Food Products	1.74%
Gas Utilities	0.72%
Health Care Equipment & Supplies	1.21%
Health Care Providers & Services	5.21%
Hotels, Restaurants & Leisure	1.79%
Household Durables	1.69%
Household Products	0.44%
Independent Power & Renewable Electricity Producers	0.87%
Industrial Conglomerates	0.67%
Insurance	6.31%
Internet & Direct Marketing Retail	0.82%
Internet Software & Services	0.59%
IT Services	1.74%
Machinery	2.57%

Security Type/Sector	Percentage of Net Assets
Media	1.70%
Metals & Mining	0.56%
Mortgage Real Estate Investment Trusts	0.12%
Multiline Retail	1.44%
Multi-Utilities	3.13%
Oil, Gas & Consumable Fuels	6.63%
Paper & Forest Products	0.09%
Personal Products	1.06%
Pharmaceuticals	0.42%
Professional Services	0.40%
Real Estate Management & Development	0.88%
Road & Rail	0.06%
Semiconductors & Semiconductor Equipment	1.63%
Software	1.40%
Specialty Retail	3.62%
Technology Hardware, Storage & Peripherals	0.67%
Textiles, Apparel & Luxury Goods	1.71%
Tobacco	0.05%
Trading Companies & Distributors	0.77%
Money Market Fund	6.91%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Energen	1.40%
EQT	1.31%
M&T Bank	1.27%
Williams	1.18%
CMS Energy	1.16%
Mohawk Industries	1.12%
Loews	1.12%
Hilton Worldwide Holdings	1.08%
WEC Energy Group	1.04%
Dr Pepper Snapple Group	1.03%
Total	11.71%

IT–Information Technology

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–92.87%
Aerospace & Defense–0.78%
Boeing	6,470	$2,170,750
HEICO Class A	15,116	921,335
Huntington Ingalls Industries	4,810	1,042,760
L3 Technologies	2,690	517,341
Spirit AeroSystems Holdings Class A	5,280	453,605
†Teledyne Technologies	1,400	278,684

		5,384,475

Air Freight & Logistics–0.02%
CH Robinson Worldwide	1,800	150,588

		150,588

Airlines–0.28%
Copa Holdings Class A	9,767	924,154
Delta Air Lines	20,580	1,019,533

		1,943,687

Auto Components–0.53%
BorgWarner	74,512	3,215,938
Lear	2,600	483,106

		3,699,044

Automobiles–0.24%
General Motors	41,370	1,629,978

		1,629,978

Banks–7.40%
Bank of America	139,610	3,935,606
CIT Group	15,480	780,347
Citigroup	50,510	3,380,129
Citizens Financial Group	122,169	4,752,374
Comerica	5,580	507,334
East West Bancorp	4,200	273,840
Fifth Third Bancorp	247,893	7,114,529
First Republic Bank	41,255	3,993,071
Huntington Bancshares	243,572	3,595,123
KeyCorp	17,400	339,996
M&T Bank	51,569	8,774,465
PNC Financial Services Group	2,470	333,697
Popular	32,200	1,455,762
Regions Financial	119,520	2,125,066
SunTrust Banks	102,018	6,735,228
†SVB Financial Group	1,650	476,454
Synovus Financial	16,400	866,412
Zions Bancorporation	34,687	1,827,658

		51,267,091

Beverages–2.21%
Constellation Brands Class A	19,119	4,184,576
Dr Pepper Snapple Group	58,546	7,142,612
Molson Coors Brewing Class B	38,643	2,629,270
PepsiCo	12,260	1,334,746

		15,291,204

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology–0.94%
AbbVie	16,400	$1,519,460
†Alkermes	7,400	304,584
†Alnylam Pharmaceuticals	2,800	275,772
Amgen	11,570	2,135,706
†BioMarin Pharmaceutical	4,250	400,350
†Exelixis	9,600	206,592
Gilead Sciences	14,270	1,010,887
†Incyte	5,525	370,175
†TESARO	6,175	274,602

		6,498,128

Building Products–0.52%
Fortune Brands Home & Security	67,762	3,638,142

		3,638,142

Capital Markets–4.34%
Ameriprise Financial	33,979	4,752,982
†E*TRADE Financial	1,600	97,856
Goldman Sachs Group	4,070	897,720
Invesco	115,832	3,076,498
Lazard Class A	3,500	171,185
LPL Financial Holdings	29,800	1,953,092
Morgan Stanley	1,730	82,002
MSCI	12,475	2,063,739
Northern Trust	48,296	4,969,175
Raymond James Financial	52,168	4,661,211
S&P Global	1,560	318,068
T. Rowe Price Group	60,205	6,989,198

		30,032,726

Chemicals–0.88%
Cabot	15,090	932,109
Eastman Chemical	600	59,976
Huntsman	45,210	1,320,132
Sherwin-Williams	9,211	3,754,127

		6,066,344

Commercial Services & Supplies–0.23%
KAR Auction Services	25,000	1,370,000
†Stericycle	2,950	192,605

		1,562,605

Communications Equipment–0.88%
†ARRIS International	26,660	651,704
Cisco Systems	27,760	1,194,513
†CommScope Holding	124,910	3,647,997
†F5 Networks	3,650	629,443

		6,123,657

Construction & Engineering–0.50%
†AECOM	34,200	1,129,626
EMCOR Group	5,090	387,756
Fluor	2,280	111,218

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
Jacobs Engineering Group	29,340	$1,862,797

		3,491,397

Consumer Finance–0.91%
Ally Financial	162,466	4,267,982
Capital One Financial	1,010	92,819
†Credit Acceptance	2,300	812,820
Discover Financial Services	11,890	837,175
Synchrony Financial	9,720	324,454

		6,335,250

Containers & Packaging–2.48%
Avery Dennison	4,490	458,429
Ball	196,167	6,973,737
†Berry Global Group	28,600	1,313,884
Silgan Holdings	141,132	3,786,572
WestRock	81,986	4,674,842

		17,207,464

Distributors–0.52%
Genuine Parts	39,383	3,614,966

		3,614,966

Diversified Consumer Services–0.09%
†ServiceMaster Global Holdings	10,900	648,223

		648,223

Diversified Telecommunication Services–0.43%
CenturyLink	48,250	899,380
Verizon Communications	41,880	2,106,983

		3,006,363

Electric Utilities–1.80%
Edison International	37,775	2,390,024
Evergy	29,546	1,659,008
FirstEnergy	15,900	570,969
NextEra Energy	5,890	983,807
Pinnacle West Capital	520	41,891
Xcel Energy	150,091	6,856,157

		12,501,856

Electrical Equipment–1.51%
Acuity Brands	28,905	3,349,222
AMETEK.	56,083	4,046,949
GrafTech International	15,200	273,448
Hubbell	22,325	2,360,645
Regal Beloit	5,400	441,720

		10,471,984

Electronic Equipment, Instruments & Components–2.94%
Amphenol Class A	56,711	4,942,364
†Arrow Electronics	65,608	4,938,970
CDW	65,595	5,299,420
Jabil	40,500	1,120,230

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Keysight Technologies	69,412	$4,097,390

		20,398,374

Energy Equipment & Services–0.04%
Baker Hughes	7,920	261,598

		261,598

Equity Real Estate Investment Trusts–8.66%
Alexandria Real Estate Equities	1,200	151,404
American Campus Communities	51,980	2,228,902
American Homes 4 Rent Class A	111,628	2,475,909
Apple Hospitality REIT	28,100	502,428
AvalonBay Communities	27,347	4,700,676
Boston Properties	37,243	4,671,017
Brixmor Property Group	184,747	3,220,140
CoreSite Realty	500	55,410
Corporate Office Properties Trust	11,900	344,981
Crown Castle International	1,350	145,557
DCT Industrial Trust	500	33,365
Digital Realty Trust	1,920	214,234
Douglas Emmett	2,260	90,807
Equinix	3,445	1,480,971
†Equity Commonwealth	16,260	512,190
Equity LifeStyle Properties	3,230	296,837
Essex Property Trust	11,696	2,796,163
Federal Realty Investment Trust	31,860	4,031,883
GEO Group	11,500	316,710
Hospitality Properties Trust	9,610	274,942
Host Hotels & Resorts	12,700	267,589
Hudson Pacific Properties	17,300	612,939
Invitation Homes	23,600	544,216
JBG SMITH Properties	47,337	1,726,380
Kimco Realty	149,503	2,540,056
Liberty Property Trust	3,100	137,423
Life Storage	6,060	589,699
Mid-America Apartment Communities	1,599	160,971
Outfront Media	144,306	2,806,752
Park Hotels & Resorts	43,435	1,330,414
Piedmont Office Realty Trust Class A Class A	31,750	632,777
Prologis	11,150	732,443
Rayonier	97,776	3,782,953
Regency Centers	42,162	2,617,417
Retail Properties of America	19,100	244,098
†SBA Communications	9,000	1,486,080
SL Green Realty	8,370	841,436
Sun Communities	3,000	293,640
Vornado Realty Trust	62,045	4,586,366
Weyerhaeuser	106,009	3,865,088
WP Carey	24,646	1,635,262

		59,978,525

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing–1.03%
Kroger	181,105	$5,152,437
Walgreens Boots Alliance	2,320	139,235
Walmart	21,450	1,837,193

		7,128,865

Food Products–1.74%
Archer-Daniels-Midland	22,190	1,016,968
Bunge	1,900	132,449
Conagra Brands	18,590	664,221
Ingredion	9,445	1,045,561
†Pilgrim’s Pride	54,400	1,095,072
Pinnacle Foods	55,162	3,588,840
†Post Holdings	37,879	3,258,352
Tyson Foods Class A	17,740	1,221,399

		12,022,862

Gas Utilities–0.72%
National Fuel Gas	79,132	4,190,831
UGI	15,770	821,144

		5,011,975

Health Care Equipment & Supplies–1.21%
Hill-Rom Holdings	13,000	1,135,420
†Hologic	14,890	591,877
STERIS	600	63,006
Teleflex	900	241,389
Zimmer Biomet Holdings	56,756	6,324,889

		8,356,581

Health Care Providers & Services–5.21%
AmerisourceBergen	68,249	5,819,592
Anthem	5,830	1,387,715
Cardinal Health	9,800	478,534
†Centene	5,500	677,655
Cigna	29,307	4,980,725
†Express Scripts Holding	21,290	1,643,801
HCA Healthcare	4,400	451,440
†Henry Schein	43,763	3,178,944
Humana	20,679	6,154,691
†Laboratory Corp. of America Holdings	23,905	4,291,665
McKesson	1,420	189,428
†MEDNAX	2,100	90,888
†Molina Healthcare	6,210	608,207
†Premier Class A	22,000	800,360
Universal Health Services Class B	34,974	3,897,503
†WellCare Health Plans	5,885	1,449,122

		36,100,270

Hotels, Restaurants & Leisure–1.79%
†Chipotle Mexican Grill	500	215,685
Dunkin’ Brands Group	12,160	839,891
Extended Stay America	54,000	1,166,940
†Hilton Grand Vacations	4,100	142,270

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings	94,858	$7,508,959
Hyatt Hotels Class A	11,450	883,367
Marriott International Class A	11,240	1,422,984
Wynn Resorts	1,125	188,257

		12,368,353

Household Durables–1.69%
†Mohawk Industries	36,152	7,746,289
Newell Brands	122,416	3,157,109
†NVR	50	148,517
Toll Brothers	18,270	675,807

		11,727,722

Household Products–0.44%
Energizer Holdings	41,599	2,619,073
Procter & Gamble	5,780	451,187

		3,070,260

Independent Power & Renewable Electricity Producers–0.87%
AES	57,090	765,577
NRG Energy	72,180	2,215,926
†Vistra Energy	127,810	3,023,985

		6,005,488

Industrial Conglomerates–0.67%
Carlisle	42,744	4,629,603

		4,629,603

Insurance–6.31%
Alleghany	4,130	2,374,626
Allstate	19,250	1,756,947
American Financial Group	5,370	576,362
American National Insurance	400	47,836
†Arch Capital Group	3,420	90,493
Aspen Insurance Holdings	2,370	96,459
Assurant	2,390	247,341
Assured Guaranty	3,470	123,983
Chubb	8,308	1,055,282
Everest Re Group	2,075	478,246
First American Financial	13,070	675,980
FNF Group	3,650	137,313
Hanover Insurance Group	5,060	604,974
Hartford Financial Services Group	117,565	6,011,098
Loews	160,020	7,725,766
Marsh & McLennan	45,509	3,730,373
MetLife	4,870	212,332
Old Republic International	3,300	65,703
Primerica	5,670	564,732
Principal Financial Group	43,874	2,323,128
Progressive	77,590	4,589,449
Prudential Financial	2,340	218,813
Torchmark	6,650	541,377
Travelers	18,630	2,279,194

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Unum Group	59,054	$2,184,407
Willis Towers Watson	2,470	374,452
WR Berkley	32,315	2,339,929
XL Group	40,812	2,283,431

		43,710,026

Internet & Direct Marketing Retail–0.82%
Expedia Group	45,738	5,497,250
†Qurate Retail	9,200	195,224

		5,692,474

Internet Software & Services–0.59%
†Dropbox Class A	5,000	162,100
†Match Group	55,458	2,148,443
†Twitter	20,300	886,501
†VeriSign	6,420	882,236

		4,079,280

IT Services–1.74%
†Black Knight	11,121	595,530
†Conduent	31,900	579,623
DXC Technology	26,730	2,154,705
Fidelity National Information Services	3,800	402,914
Genpact	3,100	89,683
International Business Machines	6,390	892,683
Jack Henry & Associates	35,504	4,628,301
Leidos Holdings	3,000	177,000
Perspecta	4,240	87,132
Sabre	13,100	322,784
†Teradata	8,190	328,829
Total System Services	8,300	701,516
†Worldpay Class A	13,195	1,079,087

		12,039,787

Machinery–2.57%
Caterpillar	13,310	1,805,768
Crane	10,270	822,935
Deere & Co	1,910	267,018
†Gardner Denver Holdings	13,600	399,704
IDEX	32,963	4,498,790
Ingersoll-Rand	15,700	1,408,761
†Middleby	17,481	1,825,366
Snap-on	35,821	5,757,151
†WABCO Holdings	8,450	988,819

		17,774,312

Media–1.70%
CBS Class B	56,748	3,190,373
†Charter Communications Class A	3,930	1,152,315
Comcast Class A	36,810	1,207,736
†Discovery Communications Class C	55,100	1,405,050
†DISH Network Class A	75,763	2,546,394
Sirius XM Holdings	128,380	869,133

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Viacom Class B	6,100	$183,976
Walt Disney	11,500	1,205,315

		11,760,292

Metals & Mining–0.56%
†Alcoa	8,490	398,011
Freeport-McMoRan	54,110	933,939
Newmont Mining	4,030	151,971
Reliance Steel & Aluminum	950	83,163
Steel Dynamics	42,130	1,935,873
United States Steel	10,900	378,775

		3,881,732

Mortgage Real Estate Investment Trusts–0.12%
Chimera Investment	45,770	836,676

		836,676

Multiline Retail–1.44%
Dollar General	6,700	660,620
Kohl’s	92,572	6,748,499
Nordstrom	48,983	2,536,340

		9,945,459

Multi-Utilities–3.13%
Ameren	3,150	191,677
CenterPoint Energy	36,470	1,010,584
CMS Energy	169,815	8,028,853
MDU Resources Group	25,180	722,162
Sempra Energy	38,735	4,497,521
WEC Energy Group	111,771	7,225,995

		21,676,792

Oil, Gas & Consumable Fuels–6.63%
Andeavor	4,100	537,838
Chevron	15,160	1,916,679
Cimarex Energy	755	76,814
ConocoPhillips	39,880	2,776,446
Devon Energy	23,080	1,014,597
†Energen	133,043	9,688,191
EQT	164,913	9,099,899
HollyFrontier	8,950	612,449
Marathon Oil	70,300	1,466,458
Marathon Petroleum	37,230	2,612,057
Murphy Oil	3,740	126,300
Noble Energy	530	18,698
Occidental Petroleum	6,130	512,958
ONEOK	4,300	300,269
PBF Energy Class A	90,391	3,790,095
Peabody Energy	7,240	329,275
†QEP Resources	8,530	104,578
Valero Energy	23,200	2,571,256
Williams	300,918	8,157,887

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†WPX Energy	13,280	$239,438

		45,952,182

Paper & Forest Products–0.09%
Domtar	13,120	626,349

		626,349

Personal Products–1.06%
Coty Class A	198,160	2,794,056
†Edgewell Personal Care	51,075	2,577,245
†Herbalife Nutrition	31,840	1,710,445
Nu Skin Enterprises Class A	3,358	262,562

		7,344,308

Pharmaceuticals–0.42%
†Mylan	13,600	491,504
†Nektar Therapeutics	3,600	175,788
Perrigo	1,000	72,910
Pfizer	59,670	2,164,828

		2,905,030

Professional Services–0.40%
ManpowerGroup	13,450	1,157,507
Robert Half International	11,390	741,489
TransUnion	11,900	852,516

		2,751,512

Real Estate Management & Development–0.88%
†CBRE Group Class A	112,194	5,356,142
Jones Lang LaSalle	4,670	775,173

		6,131,315

Road & Rail–0.06%
†Avis Budget Group	5,840	189,800
Landstar System	1,860	203,112

		392,912

Semiconductors & Semiconductor Equipment–1.63%
Analog Devices	38,622	3,704,622
Applied Materials	35,920	1,659,145
†First Solar	22,820	1,201,701
KLA-Tencor	3,600	369,108
Lam Research	9,350	1,616,147
Marvell Technology Group	64,740	1,388,026
†ON Semiconductor	36,060	801,794
Teradyne	14,470	550,873

		11,291,416

Software–1.40%
Activision Blizzard	5,050	385,416
CA	23,600	841,340
†Citrix Systems	8,520	893,237
†Dell Technologies Class V	5,300	448,274
SS&C Technologies Holdings	14,400	747,360

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Symantec	32,300	$666,995
†Synopsys	45,219	3,869,390
†Take-Two Interactive Software	9,300	1,100,748
†VMware Class A	5,170	759,835

		9,712,595

Specialty Retail–3.62%
†AutoZone	7,794	5,229,228
Best Buy	85,144	6,350,040
†Burlington Stores	1,920	289,018
Gap	143,877	4,660,176
†O’Reilly Automotive	940	257,156
Tiffany	40,446	5,322,694
†Urban Outfitters	66,060	2,942,973

		25,051,285

Technology Hardware, Storage & Peripherals–0.67%
HP	52,270	1,186,006
†NCR	11,600	347,768
NetApp	11,190	878,751
Seagate Technology	6,930	391,337
Western Digital	12,700	983,107
Xerox	34,820	835,680

		4,622,649

Textiles, Apparel & Luxury Goods–1.71%
Columbia Sportswear	10,200	932,994
†Michael Kors Holdings	23,900	1,591,740
PVH	36,927	5,528,710
Ralph Lauren	30,398	3,821,637

		11,875,081

Tobacco–0.05%
Philip Morris International	3,890	314,079

		314,079

Trading Companies & Distributors–0.77%
†HD Supply Holdings	10,200	437,478
MSC Industrial Direct	48,463	4,112,086
†United Rentals	5,210	769,100

		5,318,664

Total Common Stock (Cost $507,802,570)		643,311,855

MONEY MARKET FUND–6.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	47,902,106	47,902,106

Total Money Market Fund (Cost $47,902,106)		47,902,106

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.78% (Cost $555,704,676)	$691,213,961
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,514,487

NET ASSETS APPLICABLE TO 39,952,054 SHARES OUTSTANDING–100.00%	$692,728,448

NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($38,697,010 / 2,213,736 Shares)	$17.480

NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($654,031,438 / 37,738,318 Shares)	$17.331

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$564,335,075
Undistributed net investment income	2,833,246
Accumulated net realized loss on investments	(9,384,197)
Net unrealized appreciation of investments and derivatives	134,944,324

TOTAL NET ASSETS	$692,728,448

†	Non-income producing.

«

Includes $1,205,500 cash collateral held at broker and $22,200 variation margin due from broker on futures contracts, $556,761 due to manager and affiliates, $541,189 payable for securities purchased, $131,891 payable for fund shares redeemed and $35,203 other accrued expenses payable as of June 30, 2018.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
102	E-mini S&P 500 Index	$13,880,160	$14,175,089	9/22/18	$(294,929)
69	E-mini S&P MidCap 400 Index	13,497,090	13,767,122	9/24/18	(270,032)

Total Futures Contracts					$(564,961)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$6,287,264
Foreign tax withheld	(1,771)

6,285,493

EXPENSES:
Management fees	2,422,522
Distribution fees-Service Class	818,914
Shareholder servicing fees	100,781
Accounting and administration expenses	83,992
Reports and statements to shareholders	41,918
Professional fees	25,917
Trustees’ fees and expenses	10,350
Custodian fees	8,525
Consulting fees	2,055
Pricing fees	616
Other	2,579

3,518,169
Expenses paid indirectly	(74)

Total operating expenses	3,518,095

NET INVESTMENT INCOME	2,767,398

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	15,628,974
Futures contracts	(10,693,263)

Net realized gain	4,935,711

Net change in unrealized appreciation (depreciation) of:
Investments	(17,618,176)
Futures contracts	(918,707)

Net change in unrealized appreciation (depreciation)	(18,536,883)

NET REALIZED AND UNREALIZED LOSS	(13,601,172)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,833,774)

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,767,398	$4,973,472
Net realized gain	4,935,711	18,067,839
Net change in unrealized appreciation (depreciation)	(18,536,883)	66,673,635

Net increase (decrease) in net assets resulting from operations	(10,833,774)	89,714,946

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(408,474)
Service Class	—	(5,116,502)

	—	(5,524,976)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,784,984	5,899,966
Service Class	25,082,934	76,797,245
Reinvestment of dividends and distributions:
Standard Class	—	408,474
Service Class	—	5,116,502

	26,867,918	88,222,187

Cost of shares redeemed:
Standard Class	(3,988,734)	(5,680,159)
Service Class	(29,514,945)	(61,527,163)

	(33,503,679)	(67,207,322)

Increase (decrease) in net assets derived from capital share transactions	(6,635,761)	21,014,865

NET INCREASE (DECREASE) IN NET ASSETS	(17,469,535)	105,204,835
NET ASSETS:
Beginning of period	710,197,983	604,993,148

End of period	$692,728,448	$710,197,983

Undistributed net investment income	$2,833,246	$65,848

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$17.735	$15.618	$14.299	$15.623	$14.564	$11.782

Income (loss) from investment operations:
Net investment income[3]	0.090	0.164	0.138	0.113	0.133	0.094
Net realized and unrealized gain (loss)	(0.345)	2.129	1.294	(1.322)	1.050	2.753

Total from investment operations	(0.255)	2.293	1.432	(1.209)	1.183	2.847

Less dividends and distributions from:
Net investment income	—	(0.176)	(0.113)	(0.103)	(0.123)	(0.065)
Return of capital	—	—	—	(0.012)	(0.001)	—

Total dividends and distributions	—	(0.176)	(0.113)	(0.115)	(0.124)	(0.065)

Net asset value, end of period	$17.480	$17.735	$15.618	$14.299	$15.623	$14.564

Total return[4]	(1.44% )	14.69%	10.01%	(7.74% )	8.11%	24.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 38,697	$ 41,504	$ 36,086	$ 32,080	$ 32,478	$ 24,156
Ratio of expenses to average net assets	0.78%	0.77%	0.78%	0.80%	0.81%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.77%	0.78%	0.81%	0.84%	0.99%
Ratio of net investment income to average net assets	1.03%	0.99%	0.94%	0.74%	0.89%	0.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.03%	0.99%	0.94%	0.73%	0.86%	0.66%
Portfolio turnover	17%	31%	77%	20%	24%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16[2]	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$17.605	$15.507	$14.202	$15.515	$14.466	$11.705

Income (loss) from investment operations:
Net investment income[3]	0.068	0.121	0.101	0.074	0.095	0.061
Net realized and unrealized gain (loss)	(0.342)	2.112	1.280	(1.310)	1.041	2.731

Total from investment operations	(0.274)	2.233	1.381	(1.236)	1.136	2.792

Less dividends and distributions from:
Net investment income	—	(0.135)	(0.076)	(0.065)	(0.086)	(0.031)
Return of capital	—	—	—	(0.012)	(0.001)	—

Total dividends and distributions	—	(0.135)	(0.076)	(0.077)	(0.087)	(0.031)

Net asset value, end of period	$17.331	$17.605	$15.507	$14.202	$15.515	$14.466

Total return[4]	(1.56% )	14.41%	9.72%	(7.96% )	7.85%	23.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$654,031	$668,694	$568,907	$415,676	$328,511	$199,294
Ratio of expenses to average net assets	1.03%	1.02%	1.03%	1.05%	1.06%	1.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.02%	1.03%	1.06%	1.09%	1.24%
Ratio of net investment income to average net assets	0.78%	0.74%	0.69%	0.49%	0.64%	0.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.78%	0.74%	0.69%	0.48%	0.61%	0.41%
Portfolio turnover	17%	31%	77%	20%	24%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (”international fair value pricing“).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $4,933 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-advisers, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% of the first $60 million of the average daily net assets of the Fund; 0.75% of the next $90 million; and 0.65% of the average daily net assets in excess of $150 million. The fee is calculated daily and paid monthly.

J.P.Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets. SSGA Funds Management, Inc. (“SSGA”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays SSGA a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which are included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$19,718
Legal	3,928

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $36,049 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$401,661
Distribution fees payable to LFD	136,009
Shareholder servicing fees payable to Lincoln Life	16,710
Printing and mailing fees payable to Lincoln Life	2,381

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$111,780,837
Sales	119,435,812

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$555,704,676

Aggregate unrealized appreciation of investments and derivatives	$155,675,127
Aggregate unrealized depreciation of investments and derivatives	(20,730,803)

Net unrealized appreciation of investments and derivatives	$134,944,324

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$6,199,255	$2,526,529	$8,725,784

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Common Stock	$643,311,855
Money Market Fund	47,902,106

Total Investments	$691,213,961

Derivatives:
Liabilities:
Futures Contracts	$(564,961)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	100,646	350,259
Service Class	1,434,722	4,732,339
Shares reinvested:
Standard Class	—	23,046
Service Class	—	291,434

	1,535,368	5,397,078

Shares redeemed:
Standard Class	(227,144)	(343,610)
Service Class	(1,679,507)	(3,726,719)

	(1,906,651)	(4,070,329)

Net increase (decrease)	(371,283)	1,326,749

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts — The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments and to facilitate investments in portfolio securities. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(564,961)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(10,693,263)	$(918,707)
Average Volume of Derivatives-The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2018.
		Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)		$18,917,448	$52,226,449

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–16

LVIP Loomis Sayles Global Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Loomis Sayles Global Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Loomis Sayles Global Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018* to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018* to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee expense reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18
Actual*
Standard Class Shares	$1,000.00	$1,026.40	0.77%	$1.30
Service Class Shares	1,000.00	1,025.80	1.12%	1.90
Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,020.98	0.77%	$3.86
Service Class Shares	1,000.00	1,019.24	1.12%	5.61

*

The Fund commenced operations on May 1, 2018. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets
Common Stock	97.27%
Argentina	3.62%
Brazil	1.57%
China	14.02%
Denmark	3.29%
France	4.24%
Hong Kong	1.17%
Netherlands	4.03%
Sweden	1.80%
Switzerland	6.51%
United Kingdom	7.16%
United States	49.86%
Money Market Fund	2.16%
Total Value of Securities	99.43%
Receivables and Other Assets Net of Liabilities	0.57%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Air Freight & Logistics	1.64%
Beverages	4.95%
Biotechnology	1.78%
Capital Markets	1.76%
Consumer Finance	0.96%
Energy Equipment & Services	3.24%
Food Products	4.56%
Health Care Equipment & Supplies	1.80%
Hotels, Restaurants & Leisure	6.96%
Household Products	5.12%
Internet & Direct Marketing Retail	6.38%
Internet Software & Services	23.75%
IT Services	5.74%
Machinery	3.48%
Personal Products	2.39%
Pharmaceuticals	7.92%
Professional Services	2.47%
Semiconductors & Semiconductor Equipment	2.18%
Software	6.56%
Textiles, Apparel & Luxury Goods	3.63%
Total	97.27%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	6.38%
Alibaba Group Holding ADR	6.11%
Facebook Class A	5.45%
Alphabet Class A	4.41%
Baidu ADR	4.15%
Oracle	4.12%
Visa Class A	4.10%
Yum China Holdings	3.74%
MercadoLibre	3.62%
Deere & Co.	3.48%
Total	45.56%

IT–Information Technology

LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.27%
Argentina–3.62%
†MercadoLibre	3,299	$986,170

		986,170

Brazil–1.57%
Ambev ADR	92,545	428,483

		428,483

☐China–14.02%
†Alibaba Group Holding ADR	8,971	1,664,390
†Baidu ADR	4,653	1,130,679
Yum China Holdings	26,506	1,019,421

		3,814,490

Denmark–3.29%
Novo Nordisk Class B	19,270	894,038

		894,038

France–4.24%
Danone	9,953	730,745
Sodexo	4,230	422,945

		1,153,690

∎Hong Kong–1.17%
PRADA	69,000	319,249

		319,249

Netherlands–4.03%
†Adyen	812	447,339
Unilever CVA	11,644	649,774

		1,097,113

Sweden–1.80%
Elekta Class B	37,145	489,364

		489,364

Switzerland–6.51%
Nestle	6,565	509,793
Novartis	6,723	511,065
Roche Holding	3,369	750,311

		1,771,169

United Kingdom–7.16%
Diageo	11,416	410,104

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Experian	27,221	$673,412
Reckitt Benckiser Group	4,612	379,748
Shire	8,630	485,760

		1,949,024

United States–49.86%
†Alphabet Class A	1,062	1,199,200
†Amazon.com	1,022	1,737,196
American Express	2,666	261,268
Coca-Cola	11,572	507,548
Colgate-Palmolive	7,402	479,724
Core Laboratories	1,386	174,927
Deere & Co	6,769	946,306
Expeditors International of Washington	6,126	447,811
†Facebook Class A	7,631	1,482,856
Microsoft	6,741	664,730
Oracle	25,435	1,120,666
Procter & Gamble	6,842	534,086
QUALCOMM	10,566	592,964
Schlumberger	10,545	706,831
SEI Investments	7,685	480,466
†Under Armour Class A	29,718	668,061
Visa Class A	8,418	1,114,964
Yum Brands	5,788	452,737

		13,572,341

Total Common Stock (Cost $25,826,449)		26,475,131

MONEY MARKET FUND–2.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	589,575	589,575

Total Money Market Fund (Cost $589,575)		589,575

TOTAL VALUE OF SECURITIES–99.43% (Cost $26,416,024)	27,064,706
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	153,939

NET ASSETS APPLICABLE TO 2,651,860 SHARES OUTSTANDING–100.00%.	$27,218,645

NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($27,176,240 / 2,647,726 Shares)	$10.264

NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($42,405 / 4,134 Shares)	$10.258

LVIP Loomis Sayles Global Growth Fund–3

LVIP Loomis Sayles Global Growth Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$26,536,002
Undistributed net investment income	44,982
Accumulated net realized loss on investments	(11,113)
Net unrealized appreciation of investments and foreign currencies	648,774

TOTAL NET ASSETS	$27,218,645

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $15,862 due to manager and affiliates, $5,430 expense reimbursement receivable from manager, $6,868 other accrued expenses payable and $2 payable for fund shares redeemed as of June 30, 2018.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:

ADR–American Depositary Receipt

CVA–Dutch Certificate

See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund–4

LVIP Loomis Sayles Global Growth Fund

Statement of Operations

May 1, 2018* to June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$85,295
Foreign tax withheld	(5,806)

79,489

EXPENSES:
Management fees	30,462
Professional fees	9,987
Shareholder servicing fees	1,299
Pricing fees	1,098
Accounting and administration expenses	931
Custodian fees	833
Reports and statements to shareholders	680
Trustees’ fees and expenses	57
Distribution fees-Service Class	13
Other	25

45,385
Less:
Expenses reimbursed	(10,878)

Total operating expenses	34,507

NET INVESTMENT INCOME	44,982

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,219
Foreign currencies	(9,220)
Foreign currency exchange contracts	(4,112)

Net realized loss	(11,113)

Net change in unrealized appreciation (depreciation) of:
Investments	648,682
Foreign currencies	92

Net change in unrealized appreciation (depreciation)	648,774

NET REALIZED AND UNREALIZED GAIN	637,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$682,643

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund

Statement of Changes in Net Assets

5/1/18* to 6/30/18 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,982
Net realized loss	(11,113)
Net change in unrealized appreciation (depreciation)	648,774

Net increase in net assets resulting from operations	682,643

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,206,474
Service Class	42,812

27,249,286

Cost of shares redeemed:
Standard Class	(713,263)
Service Class	(21)

(713,284)

Increase in net assets derived from capital share transactions	26,536,002

NET INCREASE IN NET ASSETS	27,218,645
NET ASSETS:
Beginning of period	—

End of period	$27,218,645

Undistributed net investment income	$44,982

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund–5

LVIP Loomis Sayles Global Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP Loomis Sayles Global Growth Fund
	Standard Class 5/1/18[1] to 6/30/18 (unaudited)	Service Class 5/1/18[1] to 6/30/18 (unaudited)
Net asset value, beginning of period	$10.000	$10.000

Income from investment operations:
Net investment income[2]	0.017	0.011
Net realized and unrealized gain	0.247	0.247

Total from investment operations	0.264	0.258

Net asset value, end of period	$10.264	$10.258

Total return[3]	2.64%	2.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,176	$ 43
Ratio of expenses to average net assets	0.77%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.36%
Ratio of net investment income to average net assets	1.00%	0.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.41%
Portfolio turnover	2%	2%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund–6

LVIP Loomis Sayles Global Growth Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”.) In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions to be taken on the Fund’s federal income tax return through the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period May 1, 2018* through June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Loomis Sayles Global Growth Fund–7

LVIP Loomis Sayles Global Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2018* through June 30, 2018.

* Date of commencement of operations.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.68% of average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.77% of the Fund’s average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least through April 30, 2019, and cannot be terminated before that date without mutual agreement of the Board and LIAC.

Loomis, Sayles & Company, L.P. (’’Loomis Sayles’’) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2018* through June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$130
Legal.	26

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25 for the period May 1, 2018* through June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Loomis Sayles Global Growth Fund–8

LVIP Loomis Sayles Global Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement from LIAC	$5,430
Management fees payable to LIAC	15,181
Distribution fees payable to LFD	9
Shareholder servicing fees payable to Lincoln Life	647
Printing and mailing fees payable to Lincoln Life	25

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

* Date of commencement of operations.

3. Investments

For the period May 1, 2018* through June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$26,401,684
Sales	577,454

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$26,416,024

Aggregate unrealized appreciation of investments	$1,424,610
Aggregate unrealized depreciation of investments	(775,928)

Net unrealized appreciation of investments	$648,682

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Common Stock.	$26,475,131
Money Market Fund	589,575

Total Investments	$27,064,706

There were no Level 3 investments at the beginning or end of the period.

LVIP Loomis Sayles Global Growth Fund–9

LVIP Loomis Sayles Global Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the period May 1, 2018* through June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

4. Capital Shares

Transactions in capital shares were as follows:

5/1/18* to 6/30/18
Shares sold:
Standard Class	2,716,803
Service Class	4,136

2,720,939

Shares redeemed:
Standard Class	(69,077)
Service Class	(2)

(69,079)

Net increase	2,651,860

* Date of commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result, should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the period May 1, 2018* through June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

No foreign currency exchange contracts were outstanding at June 30, 2018.

LVIP Loomis Sayles Global Growth Fund–10

LVIP Loomis Sayles Global Growth Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(4,112)	$—

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the period May 1, 2018* through June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$60,672	$1,282

* Date of commencement of operations.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Loomis Sayles Global Growth Fund–11

LVIP Loomis Sayles Global Growth Fund

Other Fund Information (unaudited)

Approval of Investment Management and Sub-Advisory Agreements

On December 4-5, 2017, the Board of Trustees (the “Board”) of the Trust met to consider, among other things, (i) the approval of the investment management agreement between the Trust and LIAC and (ii) the approval of the sub-advisory agreement with Loomis Sayles (collectively, with the investment management agreement, the “Advisory Agreements”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln Life, and Loomis prior to and during the meeting. Among other information, LIAC, Lincoln Life, and Loomis provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in-person presentation by representatives of Loomis and Loomis’s response to LIAC’s request for proposal. The Board noted that LIAC provides services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and Loomis to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered that LIAC provided investment management services to the other funds in the Trust and that the Board had reviewed extensive information provided by LIAC in connection with the August/September 2017 contract renewal process. The Board considered LIAC’s reasons for proposing the Fund. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Management Fee. The Board reviewed the Fund’s investment management fee and estimated net expense ratio and reviewed information comparing the investment management fee and estimated net expense ratio to the median of the Morningstar US Insurance Fund World Large Stock peer group for the Fund provided by LIAC.

The Board noted that the investment management fee for the Fund was the same as the median investment management fee of the peer group. The Board also considered that the Fund’s estimated net expense ratio for standard class shares giving effect to the proposed expense limitation was lower than the median expense ratio of its respective peer group. In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LIAC proposed an expense limitation for the Fund’s standard and service class shares through April 30, 2019.

Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the August/September 2017 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life serves as the administrator for the Fund for which it is separately reimbursed. The Board also noted that Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Loomis Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and Loomis with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by Loomis under the sub-advisory agreement. The Board reviewed the services to be provided by Loomis, and the reputation, resources and investment approach of Loomis. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters. The Board concluded that the services to be provided by Loomis were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

LVIP Loomis Sayles Global Growth Fund–12

LVIP Loomis Sayles Global Growth Fund

Other Fund Information (unaudited) (continued)

Loomis Sub-Advisory Agreement (continued)

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule and considered that the sub-advisory fee schedule was negotiated between LIAC and Loomis, an unaffiliated third party and that LIAC would compensate Loomis from its fees. The Board concluded that the proposed sub-advisory fee was reasonable.

Profitability and Fallout Benefits. The Board noted that the sub-advisory fee schedule was negotiated between LIAC and Loomis, an unaffiliated third party, and that LIAC would compensate Loomis from its fees. The Board reviewed materials provided by Loomis as to any additional benefits it receives and noted that Loomis had not identified any additional benefits due to its association with the Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of the Fund.

LVIP Loomis Sayles Global Growth Fund–13

LVIP MFS International Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP MFS International Equity

Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,001.70	0.20%	$0.99
Service Class Shares	1,000.00	1,000.40	0.45%	2.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.97%
Investment Companies	94.97%
Equity Fund	9.56%
International Equity Funds	85.41%
Unaffiliated Investment	4.66%
Investment Company	4.66%
Money Market Fund	4.66%
Total Value of Securities	99.63%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%

LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.97%
INVESTMENT COMPANIES–94.97%
Equity Fund–9.56%
*Lincoln Variable Insurance Products Trust–
LVIP MFS Value Fund	903,143	$37,470,502

		37,470,502

International Equity Funds–85.41%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	14,364,700	260,575,654
XMFS® Variable Insurance Trust II–
MFS® Research International Portfolio	4,436,335	74,397,334

		334,972,988

Total Affiliated Investments (Cost $311,388,479)		372,443,490

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.66%
INVESTMENT COMPANY–4.66%
Money Market Fund–4.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	18,276,091	$18,276,091

Total Unaffiliated Investment (Cost $18,276,091)		18,276,091

TOTAL VALUE OF SECURITIES–99.63% (Cost $329,664,570)	390,719,581
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	1,461,827

NET ASSETS APPLICABLE TO 33,948,109 SHARES OUTSTANDING–100.00%	$392,181,408

*	Standard Class shares.

X	Initial Class.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Currency Contracts:
48	British Pound	$3,970,800	$4,029,292	9/18/18	$(58,492)
46	Euro	6,748,487	6,827,868	9/18/18	(79,381)
43	Japanese Yen	4,873,781	4,910,470	9/18/18	(36,689)

					(174,562)

Equity Contracts:
20	E-mini S&P 500 Index	2,721,600	2,784,846	9/22/18	(63,246)
166	Euro STOXX 50 Index	6,573,616	6,740,641	9/24/18	(167,025)
39	FTSE 100 Index	3,912,511	3,937,236	9/24/18	(24,725)
23	Nikkei 225 Index (OSE)	4,630,538	4,657,398	9/14/18	(26,860)

					(281,856)

Total Futures Contracts					$(456,418)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP MFS International Equity Managed Volatility Fund–3

LVIP MFS International Equity Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–4

LVIP MFS International Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$372,443,490
Unaffiliated investment, at value	18,276,091
Cash collateral held at broker for futures contracts	1,148,671
Receivable for fund shares sold	447,024
Variation margin due from broker on futures contracts	206,642
Cash	113,313
Dividends receivable	25,175
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	23,665

TOTAL ASSETS	392,684,071

LIABILITIES:
Due to manager and affiliates	153,469
Payable for investments purchased	125,824
Due to custodian	116,000
Payable for fund shares redeemed	90,749
Other accrued expenses payable	16,621

TOTAL LIABILITIES	502,663

TOTAL NET ASSETS	$392,181,408

Affiliated investments, at cost	$311,388,479
Unaffiliated investment, at cost	18,276,091

Standard Class:
Net Assets	$12,083
Shares Outstanding	1,045
Net Asset Value Per Share	$11.566 *

Service Class:
Net Assets	$392,169,325
Shares Outstanding	33,947,064
Net Asset Value Per Share	$11.552

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$349,116,794
Accumulated net investment loss	(549,762)
Accumulated net realized loss on investments	(16,983,184)
Net unrealized appreciation of investments, derivatives and foreign currencies	60,597,560

TOTAL NET ASSETS	$392,181,408

* Net Asset Value Per Share does not recalculate exactly, due to rounding.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–5

LVIP MFS International Equity Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

LVIP MFS International Equity Managed Volatility Fund

Statement of Changes in Net Assets

INVESTMENT INCOME:
Dividends from unaffiliated investments	$124,903

EXPENSES:
Management fees	1,497,725
Distribution fees-Service Class	440,492
Shareholder servicing fees	51,099
Accounting and administration expenses	26,561
Professional fees	17,470
Reports and statements to shareholders	15,131
Trustees’ fees and expenses	4,893
Consulting fees	1,937
Custodian fees	575
Pricing fees	96
Other	647

2,056,626
Less:
Management fees waived	(1,145,319)
Expenses reimbursed	(118,336)
Expenses paid indirectly	(73)

Total operating expenses	792,898

NET INVESTMENT LOSS	(667,995)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(42,153)
Foreign currencies	(42,707)
Futures contracts	332,803

Net realized gain	247,943

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	736,238
Foreign currencies	(1,015)
Futures contracts	(695,650)

Net change in unrealized appreciation (depreciation)	39,573

NET REALIZED AND UNREALIZED GAIN	287,516

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(380,479)

See accompanying notes, which are an integral part of the financial statements.

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(667,995)	$2,459,395
Net realized gain	247,943	4,075,949
Net change in unrealized appreciation (depreciation)	39,573	56,482,694

Net increase (decrease) in net assets resulting from operations	(380,479)	63,018,038

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(149)
Service Class	—	(3,111,055)

	—	(3,111,204)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	91,472,082	72,819,818
Reinvestment of dividends and distributions:
Standard Class	—	149
Service Class	—	3,111,055

	91,472,082	75,931,022

Cost of shares redeemed:
Service Class	(13,938,504)	(35,562,587)

	(13,938,504)	(35,562,587)

Increase in net assets derived from capital share transactions	77,533,578	40,368,435

NET INCREASE IN NET ASSETS	77,153,099	100,275,269
NET ASSETS:
Beginning of period	315,028,309	214,753,040

End of period	$392,181,408	$315,028,309

Undistributed (Accumulated) net investment income (loss)	$(549,762)	$118,233

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–6

LVIP MFS International Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1]			Year Ended			5/1/13[3] to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$11.545		$9.069	$9.313	$9.389	$10.195	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.007)		0.127	0.129	0.116	0.111	0.132
Net realized and unrealized gain (loss)	0.028		2.493	(0.253)	(0.102)	(0.837)	0.128

Total from investment operations	0.021		2.620	(0.124)	0.014	(0.726)	0.260

Less dividends and distributions from:
Net investment income	—		(0.144)	(0.120)	(0.090)	(0.080)	(0.063)
Return of capital	—		—	—	—	—	(0.002)

Total dividends and distributions	—		(0.144)	(0.120)	(0.090)	(0.080)	(0.065)

Net asset value, end of period	$11.566		$11.545	$9.069	$9.313	$9.389	$10.195

Total return[5]	0.17%		28.93%	(1.32% )	0.13%	(7.12% )	2.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12		$12	$9	$9	$10	$513
Ratio of expenses to average net assets[6]	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.92%		0.92%	0.92%	0.94%	0.97%	1.32%
Ratio of net investment income (loss) to average net assets	(0.13%	)[7]	1.21%	1.40%	1.19%	1.10%	1.99%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.85%	)[7]	0.49%	0.68%	0.45%	0.33%	0.87%
Portfolio turnover	1%		8%	35%	5%	10%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–7

LVIP MFS International Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1]		Year Ended				5/1/13[3] to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$11.546		$9.072	$9.315	$9.391	$10.195	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.022)		0.101	0.106	0.091	0.084	0.116
Net realized and unrealized gain (loss)	0.028		2.491	(0.252)	(0.101)	(0.833)	0.127

Total from investment operations	0.006		2.592	(0.146)	(0.010)	(0.749)	0.243

Less dividends and distributions from:
Net investment income	—		(0.118)	(0.097)	(0.066)	(0.055)	(0.046)
Return of capital	—		—	—	—	—	(0.002)

Total dividends and distributions	—		(0.118)	(0.097)	(0.066)	(0.055)	(0.048)

Net asset value, end of period	$11.552		$11.546	$9.072	$9.315	$9.391	$10.195

Total return[5]	0.04%		28.61%	(1.55% )	(0.13% )	(7.35% )	2.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,169		$315,016	$214,744	$181,906	$94,507	$41,935
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.17%		1.17%	1.17%	1.19%	1.22%	1.57%
Ratio of net investment income (loss) to average net assets	(0.38%	)[7]	0.96%	1.15%	0.94%	0.85%	1.74%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.10%	)[7]	0.24%	0.43%	0.20%	0.08%	0.62%
Portfolio turnover	1%		8%	35%	5%	10%	1%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund–8

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of fund structure and invests substantially all of its assets in other mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP MFS International Equity Managed Volatility Fund–9

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.85% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.65% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”), is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$9,556
Legal	1,904

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,068 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP MFS International Equity Managed Volatility Fund–10

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$23,665
Management fees payable to LIAC	64,019
Distribution fees payable to LFD	80,021
Shareholder servicing fees payable to Lincoln Life	9,283
Printing and mailing fees payable to Lincoln Life	146

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.97%@
Equity Funds–9.56%@
*LVIP MFS Value Fund	$29,610,313	$9,275,523	$79,393	$(4,073)	$(1,331,868)	$37,470,502	903,143	$—	$—
International Equity Funds–85.41%@
*LVIP MFS International Growth Fund	209,661,680	51,234,764	3,687,300	(18,276)	3,384,786	260,575,654	14,364,700	—	—
XMFS Variable Insurance Trust II - MFS VIT II Research International Portfolio	60,129,776	16,034,417	430,375	(19,804)	(1,316,680)	74,397,334	4,436,335	—	—

Total	$299,401,769	$76,544,704	$4,197,068	$(42,153)	$736,238	$372,443,490		$—	$—

@As a percentage of Net Assets as of June 30, 2018.

*Standard Class shares.

XInitial Class.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$76,544,704
Sales	4,197,068

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$329,664,570

Aggregate unrealized appreciation of investments and derivatives	$61,055,011
Aggregate unrealized depreciation of investments and derivatives	(456,418)

Net unrealized appreciation of investments and derivatives	$60,598,593

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

LVIP MFS International Equity Managed Volatility Fund–11

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$8,371,007	$6,243,563	$14,614,570

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1

Investments:
Assets:
Affiliated Investment Companies	$372,443,490
Unaffiliated Investment Company	18,276,091

Total Investments	$390,719,581

Derivatives:
Liabilities:
Futures Contracts	$(456,418)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Service Class	7,859,320	6,782,684
Shares reinvested:
Standard Class	—	13
Service Class	—	272,547

	7,859,320	7,055,244

Shares redeemed:
Service Class	(1,195,157)	(3,442,813)

	(1,195,157)	(3,442,813)

Net increase	6,664,163	3,612,431

LVIP MFS International Equity Managed Volatility Fund–12

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(174,562)
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(281,850)

Total		$—		$(456,412)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(90,936)	$(345,694)
	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts
Futures contracts (Equity contracts)		423,739	(349,956)

Total		$332,803	$(695,650)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$30,385,508	$—

LVIP MFS International Equity Managed Volatility Fund–13

LVIP MFS International Equity Managed Volatility Fund

Notes to Financial Statements (continued)

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Equity Managed Volatility Fund–14

LVIP MFS International Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP MFS International Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS International Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,014.70	0.79%	$3.95
Service Class Shares	1,000.00	1,013.40	1.04%	5.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.88	0.79%	$3.96
Service Class Shares	1,000.00	1,019.64	1.04%	5.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets
Common Stock	98.20%
Australia	2.16%
Brazil	0.25%
Canada	4.19%
China	3.83%
Czech Republic	0.15%
Denmark	0.83%
France	19.31%
Germany	12.69%
Hong Kong	3.54%
India	1.78%
Ireland	0.71%
Israel	1.82%
Italy	0.70%
Japan	9.94%
Mexico	0.71%
Netherlands	1.67%
Peru	0.37%
Republic of Korea	0.51%
Singapore	1.44%
Spain	1.62%
Switzerland	12.27%
Taiwan	1.94%
United Kingdom	11.27%
United States	4.50%
Money Market Fund	0.99%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.41%
Banks	3.83%
Beverages	5.12%
Building Products	0.89%
Capital Markets	2.69%
Chemicals	7.43%
Commercial Services & Supplies	1.58%
Consumer Finance	1.04%
Diversified Financial Services	0.26%
Electrical Equipment	3.00%
Electronic Equipment, Instruments & Components	0.98%
Food & Staples Retailing	0.97%
Food Products	5.99%
Gas Utilities	0.37%
Health Care Equipment & Supplies	3.06%
Health Care Providers & Services	1.42%
Hotels, Restaurants & Leisure	2.38%
Household Products	1.83%
Insurance	3.54%
Internet Software & Services	2.96%
IT Services	5.82%
Leisure Products	0.47%
Life Sciences Tools & Services	2.03%
Machinery	0.68%
Media	1.72%
Oil, Gas & Consumable Fuels	2.11%
Personal Products	3.91%
Pharmaceuticals	7.88%
Professional Services	1.91%
Road & Rail	2.41%
Semiconductors & Semiconductor Equipment	2.34%
Software	7.17%
Textiles, Apparel & Luxury Goods	5.19%
Tobacco	1.67%
Trading Companies & Distributors	0.83%
Transportation Infrastructure	0.12%
Wireless Telecommunication Services	1.19%
Total	98.20%

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Security Type/Country and Sector Allocations

  and Top 10 Equity Holdings (unaudited) (continued)

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
SAP	4.04%
Nestle	3.87%
AIA Group	3.54%
Roche Holding	3.19%
Accenture Class A	3.08%
L’Oreal	2.87%
Canadian National Railway	2.41%
LVMH Moet Hennessy Louis Vuitton	2.41%
Pernod Ricard	2.34%
Danone	2.11%
Total	29.86%

IT–Information Technology

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.20%
Australia–2.16%
Brambles	1,754,542	$11,530,225
Caltex Australia	298,559	7,189,667
Oil Search	2,234,147	14,715,086

		33,434,978

Brazil–0.25%
Ambev ADR	834,242	3,862,540

		3,862,540

Canada–4.19%
Canadian National Railway	455,176	37,210,638
Element Fleet Management	845,852	3,976,241
Ritchie Bros Auctioneers	376,772	12,850,916
Suncor Energy	262,969	10,701,587

		64,739,382

☐China–3.83%
†Alibaba Group Holding ADR	95,638	17,743,718
†Baidu ADR	82,960	20,159,280
China Resources Beer Holdings	1,518,000	7,371,750
China Resources Gas Group	1,308,000	5,668,400
Yum China Holdings	213,536	8,212,595

		59,155,743

Czech Republic–0.15%
Komercni banka	53,673	2,258,551

		2,258,551

Denmark–0.83%
Novo Nordisk Class B	275,875	12,799,317

		12,799,317

France–19.31%
Air Liquide	187,669	23,603,517
Danone	444,085	32,604,537
Dassault Systemes	144,014	20,181,546
Essilor International Cie Generale d’Optique	212,630	30,020,596
Kering	48,417	27,343,408
Legrand	114,286	8,394,835
L’Oreal	179,121	44,241,042
LVMH Moet Hennessy Louis Vuitton	111,530	37,145,798
Pernod Ricard	221,302	36,155,263
Publicis Groupe	164,732	11,338,525
Schneider Electric	325,289	27,130,493

		298,159,560

Germany–12.69%
Bayer	281,612	31,028,554
Brenntag	229,902	12,811,844
Fresenius Medical Care & Co.	216,945	21,884,232
GEA Group	309,939	10,456,642
Linde	116,973	27,921,259
†QIAGEN	432,134	15,744,958

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
SAP	540,328	$62,436,959
Symrise	156,815	13,752,955

		196,037,403

∎Hong Kong–3.54%
AIA Group	6,247,200	54,623,983

		54,623,983

India–1.78%
Adani Ports & Special Economic Zone	336,959	1,835,164
HDFC Bank ADR	171,533	18,014,396
ITC	1,982,782	7,703,664

		27,553,224

Ireland–0.71%
Paddy Power Betfair	100,199	10,975,723

		10,975,723

Israel–1.82%
†Nice ADR	271,058	28,127,689

		28,127,689

Italy–0.70%
Prysmian	434,815	10,830,882

		10,830,882

Japan–9.94%
AEON Financial Service	753,700	16,093,093
Bandai Namco Holdings	177,100	7,310,184
Hitachi	2,136,000	15,079,236
Japan Tobacco	645,500	18,044,732
Kao	211,300	16,126,857
Obic	198,200	16,415,969
SoftBank Group	256,400	18,464,320
Sundrug	369,700	14,993,027
Terumo	299,400	17,171,928
TOTO	295,800	13,732,665

		153,432,011

Mexico–0.71%
Grupo Financiero Banorte	1,447,212	8,509,733
Grupo Financiero Inbursa	1,726,064	2,424,803

		10,934,536

Netherlands–1.67%
Akzo Nobel	300,899	25,763,904

		25,763,904

Peru–0.37%
Credicorp	25,514	5,743,712

		5,743,712

LVIP MFS International Growth Fund–4

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea–0.51%
NAVER	11,447	$7,836,753

		7,836,753

Singapore–1.44%
DBS Group Holdings	1,135,700	22,180,534

		22,180,534

Spain–1.62%
Amadeus IT Group	317,631	25,074,833

		25,074,833

Switzerland–12.27%
†Julius Baer Group	240,106	14,130,443
†Luxoft Holding	21,342	786,453
Nestle	770,565	59,836,866
Novartis	375,397	28,536,692
Roche Holding	221,233	49,270,865
Sika	68,683	9,529,480
†UBS Group	1,767,592	27,353,678

		189,444,477

Taiwan–1.94%
MediaTek	477,000	4,693,573
Taiwan Semiconductor Manufacturing ADR	690,950	25,261,132

		29,954,705

United Kingdom–11.27%
Burberry Group	547,925	15,619,479

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Compass Group	825,915	$17,641,671
Croda International	224,529	14,229,389
Diageo	879,942	31,610,680
Experian	791,578	19,582,622
Intertek Group	132,492	9,994,787
Reckitt Benckiser Group	343,340	28,270,342
†Rolls-Royce Holdings	1,671,368	21,797,596
WPP	970,906	15,286,544

		174,033,110

United States–4.50%
Accenture Class A	290,654	47,548,088
†Mellanox Technologies	74,285	6,262,225
†Mettler-Toledo International	27,079	15,668,722

		69,479,035

Total Common Stock (Cost $1,157,567,310)		1,516,436,585

MONEY MARKET FUND–0.99%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	15,366,561	15,366,561

Total Money Market Fund (Cost $15,366,561)		15,366,561

TOTAL VALUE OF SECURITIES–99.19% (Cost $1,172,933,871)	1,531,803,146
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	12,465,782

NET ASSETS APPLICABLE TO 85,128,977 SHARES OUTSTANDING–100.00%	$1,544,268,928

NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,338,603,934 / 73,790,891 Shares)	$18.141

NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($205,664,994 / 11,338,086 Shares)	$18.139

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$1,151,563,000
Undistributed net investment income	19,159,104
Accumulated net realized gain on investments	14,686,148
Net unrealized appreciation of investments, foreign currencies and derivatives	358,860,676

TOTAL NET ASSETS	$1,544,268,928

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«

Includes $1,005,082 due to manager and affiliates, $757,827 payable for securities purchased, $376,376 payable from fund shares redeemed, and $112,952 other accrued expenses payable as of June 30, 2018.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP MFS International Growth Fund–5

LVIP MFS International Growth Fund

Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(134,496)	USD	155,708	7/2/18	$ —	$(1,390)
BNP	JPY	(81,576,970)	USD	737,061	7/5/18	—	(46)
CITI	JPY	(181,001,846)	USD	1,642,428	7/3/18	7,157	—
MSC	EUR	(331,211)	USD	386,763	7/3/18	—	(134)
MSC	JPY	(200,111,663)	USD	1,815,668	7/2/18	7,867	—

Total Foreign Currency Exchange Contracts						$15,024	$(1,570)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNP–BNP Paribas

CITI–Citigroup Global Markets

EUR–Euro

JPY–Japanese Yen

MSC–Morgan Stanley Capital

USD–United States Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–6

LVIP MFS International Growth Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$29,333,787
Interest	33,884
Foreign tax withheld	(2,766,858)

26,600,813

EXPENSES:
Management fees	6,451,948
Distribution fees-Service Class	251,642
Shareholder servicing fees	228,940
Accounting and administration expenses	190,664
Custodian fees	75,103
Professional fees	55,159
Reports and statements to shareholders	33,802
Trustees’ fees and expenses	23,224
Pricing fees	6,302
Consulting fees	1,337
Other	5,956

7,324,077
Less:
Management fees waived	(809,283)
Expenses paid indirectly	(40)

Total operating expenses	6,514,754

NET INVESTMENT INCOME	20,086,059

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	33,033,113
Foreign currencies	(166,840)
Foreign currency exchange contracts	(58,973)

Net realized gain	32,807,300

Net change in unrealized appreciation (depreciation) of:
Investments	(28,165,234)
Foreign currencies	(157,422)
Foreign currency exchange contracts	13,125

Net change in unrealized appreciation (depreciation)	(28,309,531)

NET REALIZED AND UNREALIZED GAIN	4,497,769

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,583,828

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,086,059	$13,949,475
Net realized gain	32,807,300	27,742,315
Net change in unrealized appreciation (depreciation)	(28,309,531)	299,003,448

Net increase in net assets resulting from operations	24,583,828	340,695,238

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(14,526,306)
Service Class	—	(1,636,780)

	—	(16,163,086)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	80,089,172	385,310,211
Service Class	22,346,213	28,462,868
Reinvestment of dividends and distributions:
Standard Class	—	14,526,306
Service Class	—	1,636,780

	102,435,385	429,936,165

Cost of shares redeemed:
Standard Class	(151,328,021)	(148,712,245)
Service Class	(17,264,993)	(37,028,508)

	(168,593,014)	(185,740,753)

Increase (decrease) in net assets derived from capital share transactions	(66,157,629)	244,195,412

NET INCREASE (DECREASE) IN NET ASSETS	(41,573,801)	568,727,564
NET ASSETS:
Beginning of period	1,585,842,729	1,017,115,165

End of period	$1,544,268,928	$1,585,842,729

Undistributed (distributions in excess of) net investment income	$19,159,104	$(926,955)

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–7

LVIP MFS International Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$17.878	$13.705	$13.700	$13.694	$14.580	$12.935

Income (loss) from investment operations:
Net investment income[2]	0.231	0.178	0.207	0.162	0.233	0.133
Net realized and unrealized gain (loss)	0.032	4.184	0.018	0.013	(0.968)	1.625

Total from investment operations	0.263	4.362	0.225	0.175	(0.735)	1.758

Less dividends and distributions from:
Net investment income	—	(0.189)	(0.220)	(0.169)	(0.151)	(0.113)

Total dividends and distributions	—	(0.189)	(0.220)	(0.169)	(0.151)	(0.113)

Net asset value, end of period	$18.141	$17.878	$13.705	$13.700	$13.694	$14.580

Total return[3]	1.47%	31.86%	1.66%	1.29%	(5.05% )	13.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,338,604	$1,387,961	$859,431	$1,140,787	$793,036	$608,707
Ratio of expenses to average net assets	0.79%	0.79%	0.78%	0.78%	0.79%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.89%	0.89%	0.88%	0.88%	0.89%	0.95%
Ratio of net investment income to average net assets	2.58%	1.10%	1.49%	1.14%	1.62%	0.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.48%	1.00%	1.39%	1.04%	1.52%	0.87%
Portfolio turnover	13%	18%	20%	27%	22%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–8

LVIP MFS International Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$17.899	$13.724	$13.719	$13.711	$14.597	$12.952

Income (loss) from investment operations:
Net investment income[2]	0.209	0.137	0.173	0.127	0.197	0.097
Net realized and unrealized gain (loss)	0.031	4.187	0.018	0.015	(0.968)	1.626

Total from investment operations	0.240	4.324	0.191	0.142	(0.771)	1.723

Less dividends and distributions from:
Net investment income	—	(0.149)	(0.186)	(0.134)	(0.115)	(0.078)

Total dividends and distributions	—	(0.149)	(0.186)	(0.134)	(0.115)	(0.078)

Net asset value, end of period	$18.139	$17.899	$13.724	$13.719	$13.711	$14.597

Total return[3]	1.34%	31.53%	1.41%	1.05%	(5.29% )	13.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$205,665	$197,882	$157,684	$157,559	$157,869	$159,496
Ratio of expenses to average net assets	1.04%	1.04%	1.03%	1.03%	1.04%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.13%	1.13%	1.14%	1.20%
Ratio of net investment income to average net assets	2.33%	0.85%	1.24%	0.89%	1.37%	0.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.23%	0.75%	1.14%	0.79%	1.27%	0.62%
Portfolio turnover	13%	18%	20%	27%	22%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund–9

LVIP MFS International Growth Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”.) In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP MFS International Growth Fund–10

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.00% of the first $50 million of average daily net assets of the Fund, and 0.95% of the next $50 million; 0.90% on the next $50 million; 0.85% on the next $100 million; and 0.80% of average daily net assets of the Fund in excess of $250 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of average daily net assets of the Fund and 0.10% of average daily net assets in excess of $400 million. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$44,670
Legal	8,899

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,334 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized

LVIP MFS International Growth Fund–11

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$924,084
Distribution fees payable to LFD	42,597
Shareholder servicing fees payable to Lincoln Life	37,483
Printing and mailing fees payable to Lincoln Life	918

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Fund engaged in securities purchases of $4,452,031 and securities sales of $4,993,331 which resulted in net realized gain of $61,576.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$204,878,339
Sales	256,718,735

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$1,172,933,871

Aggregate unrealized appreciation of investments and derivatives	$413,398,857
Aggregate unrealized depreciation of investments and derivatives	(54,516,128)

Net unrealized appreciation of investments and derivatives	$358,882,729

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

LVIP MFS International Growth Fund–12

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$1,516,436,585	$—	$1,516,436,585
Money Market Fund	15,366,561	—	15,366,561

Total Investments	$1,531,803,146	$—	$1,531,803,146

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$15,024	$15,024

Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,570)	$(1,570)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	4,433,645	23,465,060
Service Class	1,234,866	1,773,357
Shares reinvested:
Standard Class	—	828,916
Service Class	—	93,351

	5,668,511	26,160,684

Shares redeemed:
Standard Class	(8,277,082)	(9,367,769)
Service Class	(952,170)	(2,300,591)

	(9,229,252)	(11,668,360)

Net increase (decrease)	(3,560,741)	14,492,324

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result, should the value of the currency change favorably. In

LVIP MFS International Growth Fund–13

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$15,024	Receivables and other assets net of liabilities	$(1,570)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(58,973)	$13,125

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,178,277	$1,663,794

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

LVIP MFS International Growth Fund–14

LVIP MFS International Growth Fund

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS International Growth Fund–15

LVIP MFS Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP MFS Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP MFS Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$963.00	0.68%	$3.31
Service Class Shares	1,000.00	961.70	0.93%	4.52
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Common Stock	98.42%
Aerospace & Defense	3.28%
Air Freight & Logistics	0.56%
Auto Components	0.85%
Automobiles	0.14%
Banks	13.86%
Beverages	1.74%
Building Products	1.67%
Capital Markets	7.99%
Chemicals	3.10%
Consumer Finance	1.13%
Containers & Packaging	0.36%
Diversified Telecommunication Services	0.77%
Electric Utilities	2.87%
Electrical Equipment	0.96%
Energy Equipment & Services	1.76%
Equity Real Estate Investment Trusts	0.42%
Food Products	4.11%
Health Care Equipment & Supplies	5.19%
Health Care Providers & Services	2.10%
Household Durables	0.26%
Household Products	1.24%
Industrial Conglomerates	3.03%
Insurance	7.07%
IT Services	6.73%
Leisure Products	0.20%
Life Sciences Tools & Services	1.36%
Machinery	2.22%
Media	4.27%
Oil, Gas & Consumable Fuels	3.69%
Personal Products	0.29%
Pharmaceuticals	6.83%
Professional Services	0.58%
Road & Rail	1.70%
Semiconductors & Semiconductor Equipment	2.03%
Textiles, Apparel & Luxury Goods	0.49%
Tobacco	3.35%
Trading Companies & Distributors	0.22%
Money Market Fund	1.38%
Total Value of Securities	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets

JPMorgan Chase & Co.	4.62%
Wells Fargo & Co.	3.38%
Johnson & Johnson	3.30%
Accenture Class A	3.08%
Philip Morris International	2.60%
Medtronic	2.50%
Goldman Sachs Group	2.30%
Pfizer	2.25%
Citigroup	2.23%
Comcast Class A	2.18%
Total	28.44%

IT–Information Technology

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.42%
Aerospace & Defense–3.28%
Lockheed Martin	30,025	$8,870,286
Northrop Grumman	72,314	22,251,018
United Technologies	135,647	16,959,944

		48,081,248

Air Freight & Logistics–0.56%
United Parcel Service Class B	77,152	8,195,857

		8,195,857

Auto Components–0.85%
Aptiv	136,227	12,482,480

		12,482,480

Automobiles–0.14%
Harley-Davidson	48,327	2,033,600

		2,033,600

Banks–13.86%
Citigroup	487,978	32,655,488
JPMorgan Chase & Co.	650,204	67,751,257
PNC Financial Services Group	159,620	21,564,662
US Bancorp	634,140	31,719,683
Wells Fargo & Co.	892,667	49,489,458

		203,180,548

Beverages–1.74%
Diageo	503,294	18,080,130
PepsiCo	67,550	7,354,169

		25,434,299

Building Products–1.67%
Johnson Controls International	731,688	24,474,964

		24,474,964

Capital Markets–7.99%
Bank of New York Mellon	315,626	17,021,710
BlackRock	33,165	16,550,662
Franklin Resources	8,431	270,214
Goldman Sachs Group	152,862	33,716,771
Moody’s	64,080	10,929,485
Nasdaq	189,837	17,326,423
State Street	141,171	13,141,608
T. Rowe Price Group	70,112	8,139,302

		117,096,175

Chemicals–3.10%
DowDuPont	86,632	5,710,781
PPG Industries	254,126	26,360,490
Sherwin-Williams	32,784	13,361,775

		45,433,046

Consumer Finance–1.13%
American Express	168,465	16,509,570

		16,509,570

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging–0.36%
†Crown Holdings	118,352	$5,297,435

		5,297,435

Diversified Telecommunication Services–0.77%
Verizon Communications	224,476	11,293,388

		11,293,388

Electric Utilities–2.87%
Duke Energy	305,063	24,124,382
Southern	258,135	11,954,232
Xcel Energy	130,422	5,957,677

		42,036,291

Electrical Equipment–0.96%
Eaton	188,739	14,106,353

		14,106,353

Energy Equipment & Services–1.76%
Schlumberger	383,922	25,734,292

		25,734,292

Equity Real Estate Investment Trusts–0.42%
Public Storage	27,131	6,154,939

		6,154,939

Food Products–4.11%
Archer-Daniels-Midland	197,559	9,054,129
Danone	91,244	6,699,097
General Mills	363,278	16,078,684
JM Smucker	54,775	5,887,217
Nestle	290,800	22,581,561

		60,300,688

Health Care Equipment & Supplies–5.19%
Abbott Laboratories	316,744	19,318,217
Danaher	203,781	20,109,109
Medtronic	427,824	36,626,013

		76,053,339

Health Care Providers & Services–2.10%
Cigna	78,730	13,380,163
†Express Scripts Holding	100,003	7,721,232
McKesson	72,858	9,719,257

		30,820,652

Household Durables–0.26%
Newell Brands	146,802	3,786,024

		3,786,024

Household Products–1.24%
Colgate-Palmolive	46,327	3,002,453
Kimberly-Clark	42,097	4,434,498
Procter & Gamble	42,729	3,335,426

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
Reckitt Benckiser Group	90,364	$7,440,500

		18,212,877

Industrial Conglomerates–3.03%
3M	83,186	16,364,350
Honeywell International	194,328	27,992,948

		44,357,298

Insurance–7.07%
Aon	193,966	26,606,316
Chubb	214,485	27,243,885
MetLife	344,528	15,021,421
Prudential Financial	77,868	7,281,437
Travelers	223,995	27,403,548

		103,556,607

IT Services–6.73%
Accenture Class A	276,092	45,165,890
Amdocs	55,825	3,695,057
Cognizant Technology Solutions Class A	79,964	6,316,356
DXC Technology	94,276	7,599,588
Fidelity National Information Services	164,674	17,460,384
†Fiserv	197,238	14,613,363
International Business Machines	27,069	3,781,539

		98,632,177

Leisure Products–0.20%
Hasbro	32,204	2,972,751

		2,972,751

Life Sciences Tools & Services–1.36%
Thermo Fisher Scientific	95,921	19,869,076

		19,869,076

Machinery–2.22%
Illinois Tool Works	87,268	12,090,109
Ingersoll-Rand	117,931	10,581,949
Stanley Black & Decker	74,535	9,898,993

		32,571,051

Media–4.27%
Comcast Class A	971,447	31,873,176
Interpublic Group	503,560	11,803,446
Omnicom Group	247,658	18,888,876

		62,565,498

Oil, Gas & Consumable Fuels–3.69%
Chevron	103,121	13,037,588
EOG Resources	136,734	17,013,812
Exxon Mobil	147,164	12,174,878
Occidental Petroleum	140,923	11,792,437

		54,018,715

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products–0.29%
Coty Class A	302,324	$4,262,768

		4,262,768

Pharmaceuticals–6.83%
Johnson & Johnson	398,125	48,308,487
Merck & Co.	214,030	12,991,621
Novartis	41,044	3,120,057
Pfizer	909,038	32,979,899
Roche Holding	11,776	2,622,636

		100,022,700

Professional Services–0.58%
Equifax	68,504	8,570,535

		8,570,535

Road & Rail–1.70%
Canadian National Railway	104,601	8,551,132
Union Pacific	115,355	16,343,496

		24,894,628

Semiconductors & Semiconductor Equipment–2.03%
Analog Devices	66,270	6,356,618
Texas Instruments	211,726	23,342,791

		29,699,409

Textiles, Apparel & Luxury Goods–0.49%
Hanesbrands	329,294	7,251,054

		7,251,054

Tobacco–3.35%
Altria Group	191,399	10,869,549
Philip Morris International	472,627	38,159,904

		49,029,453

Trading Companies & Distributors–0.22%
†HD Supply Holdings	74,457	3,193,461

		3,193,461

Total Common Stock (Cost $943,681,220)		1,442,185,246

MONEY MARKET FUND–1.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	20,316,410	20,316,410

Total Money Market Fund (Cost $20,316,410)		20,316,410

LVIP MFS Value Fund–4

LVIP MFS Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.80% (Cost $963,997,630)	$1,462,501,656
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	2,862,244

NET ASSETS APPLICABLE TO 35,361,935 SHARES OUTSTANDING–100.00%	$1,465,363,900

NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($507,972,152 / 12,243,538 Shares)	$41.489

NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($957,391,748 / 23,118,397 Shares)	$41.413

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$908,269,338
Undistributed net investment income	11,409,682
Accumulated net realized gain on investments	47,187,512
Net unrealized appreciation of investments and foreign currencies	498,497,368

TOTAL NET ASSETS	$1,465,363,900

†   Non-income producing.

« Includes $251,046 payable for fund shares redeemed, $348,083 payable for securities purchased, $970,143 due to manager and affiliates and $50,597 other accrued expenses payable as of June 30, 2018.

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–5

LVIP MFS Value Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$17,754,262
Interest	47,377
Foreign tax withheld	(230,593)

17,571,046

EXPENSES:
Management fees	4,427,038
Distribution fees-Service Class	1,218,865
Shareholder servicing fees	211,830
Accounting and administration expenses	176,477
Reports and statements to shareholders	59,138
Professional fees	26,918
Trustees’ fees and expenses	21,641
Custodian fees	10,566
Consulting fees	1,302
Pricing fees	811
Other	7,194

6,161,780
Less:
Expenses paid indirectly	(416)

Total operating expenses	6,161,364

NET INVESTMENT INCOME	11,409,682

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	15,223,527
Foreign currencies	(20,011)
Foreign currency exchange contracts	(1,800)

Net realized gain	15,201,716

Net change in unrealized appreciation (depreciation) of:
Investments	(82,572,320)
Foreign currencies	(8,997)

Net change in unrealized appreciation (depreciation)	(82,581,317)

NET REALIZED AND UNREALIZED LOSS	(67,379,601)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,969,919)

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,409,682	$18,710,059
Net realized gain	15,201,716	55,018,805
Net change in unrealized appreciation (depreciation)	(82,581,317)	145,095,152

Net increase (decrease) in net assets resulting from operations	(55,969,919)	218,824,016

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(7,772,369)
Service Class	—	(14,459,457)
Net realized gain:
Standard Class	—	(7,677,057)
Service Class	—	(16,945,965)

	—	(46,854,848)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	83,167,040	101,604,454
Service Class	47,039,488	80,005,429
Reinvestment of dividends and distributions:
Standard Class	—	15,449,426
Service Class	—	31,405,422

	130,206,528	228,464,731

Cost of shares redeemed:
Standard Class	(28,160,541)	(52,266,994)
Service Class	(56,919,597)	(125,319,205)

	(85,080,138)	(177,586,199)

Increase in net assets derived from capital share transactions	45,126,390	50,878,532

NET INCREASE (DECREASE) IN NET ASSETS	(10,843,529)	222,847,700
NET ASSETS:
Beginning of period	1,476,207,429	1,253,359,729

End of period	$1,465,363,900	$1,476,207,429

Undistributed net investment income	$11,409,682	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–6

LVIP MFS Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$43.085	$37.927	$35.359	$37.268	$34.526	$25.797

Income (loss) from investment operations:
Net investment income[2]	0.366	0.635	0.728	0.757	0.815	0.548
Net realized and unrealized gain (loss)	(1.962)	5.993	4.166	(0.990)	2.815	8.718

Total from investment operations	(1.596)	6.628	4.894	(0.233)	3.630	9.266

Less dividends and distributions from:
Net investment income	—	(0.729)	(0.726)	(0.765)	(0.888)	(0.537)
Net realized gain	—	(0.741)	(1.600)	(0.911)	—	—

Total dividends and distributions	—	(1.470)	(2.326)	(1.676)	(0.888)	(0.537)

Net asset value, end of period	$41.489	$43.085	$37.927	$35.359	$37.268	$34.526

Total return[3]	(3.70% )	17.63%	14.06%	(0.54% )	10.51%	35.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$507,972	$471,467	$354,924	$206,615	$161,935	$137,795
Ratio of expenses to average net assets	0.68%	0.67%	0.66%	0.66%	0.66%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%	0.67%	0.66%	0.66%	0.66%	0.69%
Ratio of net investment income to average net assets	1.73%	1.55%	1.97%	2.04%	2.28%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.73%	1.55%	1.97%	2.04%	2.28%	1.77%
Portfolio turnover	5%	13%	15%	15%	11%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–7

LVIP MFS Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$43.059	$37.912	$35.352	$37.262	$34.526	$25.804

Income (loss) from investment operations:
Net investment income[2]	0.313	0.531	0.632	0.664	0.724	0.469
Net realized and unrealized gain (loss)	(1.959)	5.984	4.162	(0.991)	2.811	8.714

Total from investment operations	(1.646)	6.515	4.794	(0.327)	3.535	9.183

Less dividends and distributions from:
Net investment income	—	(0.627)	(0.634)	(0.672)	(0.799)	(0.461)
Net realized gain	—	(0.741)	(1.600)	(0.911)	—	—

Total dividends and distributions	—	(1.368)	(2.234)	(1.583)	(0.799)	(0.461)

Net asset value, end of period	$41.413	$43.059	$37.912	$35.352	$37.262	$34.526

Total return[3]	(3.83% )	17.33%	13.78%	(0.79% )	10.23%	35.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$957,392	$1,004,740	$898,436	$842,931	$899,694	$868,365
Ratio of expenses to average net assets	0.93%	0.92%	0.91%	0.91%	0.91%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%	0.92%	0.91%	0.91%	0.91%	0.94%
Ratio of net investment income to average net assets	1.48%	1.30%	1.72%	1.79%	2.03%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.48%	1.30%	1.72%	1.79%	2.03%	1.52%
Portfolio turnover	5%	13%	15%	15%	11%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund–8

LVIP MFS Value Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP MFS Value Fund–9

LVIP MFS Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $8,586 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion. The fee is calculated daily and paid monthly.

Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$41,383
Legal	8,244

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $51,251 for the six months ended June 30, 2018.

LVIP MFS Value Fund–10

LVIP MFS Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$736,220
Distribution fees payable to LFD	198,984
Shareholder servicing fees payable to Lincoln Life	35,225
Prepaid printing and mailing fees to Lincoln Life	286

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$118,694,938
Sales	66,600,964

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$963,997,630

Aggregate unrealized appreciation of investments	$516,835,448
Aggregate unrealized depreciation of investments	(18,331,422)

Net unrealized appreciation of investments	$498,504,026

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP MFS Value Fund–11

LVIP MFS Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Common Stock	$1,442,185,246
Money Market Fund	20,316,410

Total Investments	$1,462,501,656

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	1,948,173	2,485,861
Service Class	1,106,358	1,959,343
Shares reinvested:
Standard Class	—	369,242
Service Class	—	752,910

	3,054,531	5,567,356

Shares redeemed:
Standard Class	(647,323)	(1,270,394)
Service Class	(1,321,925)	(3,076,402)

	(1,969,248)	(4,346,796)

Net increase	1,085,283	1,220,560

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2018.

LVIP MFS Value Fund–12

LVIP MFS Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,800)	$—

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$26,922	$12,929

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP MFS Value Fund–13

LVIP Mondrian International Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Mondrian International Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Mondrian International Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated investment companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$963.70	0.76%	$3.70
Service Class Shares	1,000.00	962.50	1.01%	4.91
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.03	0.76%	$3.81
Service Class Shares	1,000.00	1,019.79	1.01%	5.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets
Common Stock	98.57%
Australia	1.24%
Denmark	1.98%
France	5.91%
Germany	8.87%
Hong Kong	5.46%
Italy	6.36%
Japan	17.48%
Netherlands	5.94%
Singapore	6.23%
Spain	5.13%
Sweden	3.89%
Switzerland	6.09%
Taiwan	1.57%
United Kingdom	22.42%
Preferred Stock	0.16%
Money Market Fund	0.43%
Total Value of Securities	99.16%
Receivables and Other Assets Net of Liabilities	0.84%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Auto Components	1.54%
Automobiles	6.76%
Banks	7.34%
Beverages	0.99%
Building Products	1.51%
Chemicals	1.26%
Commercial Services & Supplies	4.95%
Communications Equipment	0.97%
Diversified Telecommunication Services	7.79%
Electric Utilities	7.99%
Electrical Equipment	3.34%

Sector	Percentage of Net Assets
Energy Equipment & Services	1.81%
Equity Real Estate Investment Trusts	1.02%
Food & Staples Retailing	5.74%
Food Products	0.74%
Household Durables	1.40%
Industrial Conglomerates	3.67%
Insurance	7.46%
Media	1.91%
Multi-Utilities	1.01%
Oil, Gas & Consumable Fuels	9.58%
Pharmaceuticals	10.89%
Road & Rail	0.88%
Semiconductors & Semiconductor Equipment	1.58%
Software	0.39%
Specialty Retail	2.13%
Technology Hardware, Storage & Peripherals	2.14%
Wireless Telecommunication Services	1.94%
Total	98.73%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Royal Dutch Shell Class B	3.57%
Tesco	3.38%
Sanofi	3.31%
Enel	3.19%
Eni	3.18%
United Overseas Bank	3.03%
Telia	2.92%
BP	2.83%
CK Hutchison Holdings	2.77%
Honda Motor	2.74%
Total	30.92%

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.57%
Australia–1.24%
QBE Insurance Group	1,897,906	$13,680,272

		13,680,272

Denmark–1.98%
ISS	636,205	21,868,472

		21,868,472

France–5.91%
Cie de Saint-Gobain	370,920	16,577,048
Sanofi	454,757	36,457,628
Societe Generale	285,873	12,056,721

		65,091,397

Germany–8.87%
Allianz	123,515	25,533,509
Bayerische Motoren Werke	102,627	9,303,786
Daimler	392,479	25,268,117
†Deutsche Telekom	1,260,855	19,539,099
Evonik Industries	405,384	13,885,040
SAP	36,804	4,252,842

		97,782,393

∎Hong Kong–5.46%
China Mobile	2,409,000	21,401,461
CK Hutchison Holdings	2,879,500	30,536,148
WH Group	10,056,000	8,190,303

		60,127,912

Italy–6.36%
Enel	6,320,618	35,112,453
Eni	1,886,143	35,035,157

		70,147,610

Japan–17.48%
Canon	162,900	5,342,455
FUJIFILM Holdings	466,800	18,239,415
Honda Motor	1,026,600	30,163,300
Isuzu Motors	605,100	8,042,313
Kirin Holdings	407,900	10,916,386
Kyushu Railway	315,300	9,654,220
Mitsubishi Electric	917,800	12,223,241
Otsuka Holdings	122,900	5,954,348
Secom	134,600	10,342,250
Sekisui Chemical	904,600	15,425,957
Sumitomo Electric Industries	1,134,600	16,909,091
Takeda Pharmaceutical	638,300	26,969,854
Tokio Marine Holdings	478,800	22,457,737

		192,640,567

Netherlands–5.94%
Koninklijke Ahold Delhaize	1,087,785	26,047,816
Royal Dutch Shell Class B	1,099,645	39,379,845

		65,427,661

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore–6.23%
Ascendas Real Estate Investment Trust	5,788,800	$11,216,464
Jardine Matheson Holdings	157,200	9,919,320
Singapore Telecommunications	6,209,600	14,037,114
United Overseas Bank	1,702,281	33,433,423

		68,606,321

Spain–5.13%
Banco Santander	1,246,680	6,685,368
Iberdrola	3,837,242	29,683,013
Telefonica	2,367,449	20,124,302

		56,492,683

Sweden–3.89%
Telefonaktiebolaget LM Ericsson Class B	1,387,498	10,729,127
Telia	7,026,288	32,131,829

		42,860,956

Switzerland–6.09%
ABB	1,122,870	24,616,286
Novartis	288,837	21,956,629
Zurich Insurance Group	69,033	20,501,470

		67,074,385

Taiwan–1.57%
Taiwan Semiconductor Manufacturing	786,000	5,581,416
Taiwan Semiconductor Manufacturing ADR	322,086	11,775,464

		17,356,880

United Kingdom–22.42%
BP	4,082,658	31,159,312
G4S	6,328,736	22,359,239
GlaxoSmithKline	1,419,788	28,664,860
John Wood Group	2,407,015	19,943,059
Kingfisher	5,992,744	23,489,504
Lloyds Banking Group	34,546,162	28,745,943
National Grid	1,006,900	11,141,131
SSE	1,300,214	23,251,223
Tesco	10,984,723	37,214,025
WPP	1,338,423	21,072,958

		247,041,254

Total Common Stock (Cost $986,540,769)		1,086,198,763

LVIP Mondrian International Value Fund–3

LVIP Mondrian International Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.16%
Bayerische Motoren Werke 5.76%	21,446	$1,710,549

Total Preferred Stock (Cost $1,547,482)		1,710,549

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.43%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	4,788,838	$4,788,838

Total Money Market Fund (Cost $4,788,838)		4,788,838

TOTAL VALUE OF SECURITIES–99.16% (Cost $992,877,089)	1,092,698,150
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.84%	9,279,064

NET ASSETS APPLICABLE TO 63,445,439 SHARES OUTSTANDING–100.00%	$1,101,977,214

NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($806,439,656 / 46,407,499 Shares)	$17.377

NET ASSET VALUE PER SHARE –LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($295,537,558 / 17,037,940 Shares)	$17.346

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$969,873,631

Undistributed net investment income	21,305,844
Accumulated net realized gain on investments	10,988,571
Net unrealized appreciation of investments and foreign currencies	99,809,168

TOTAL NET ASSETS	$1,101,977,214

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«	Includes $815,580 payable for securities purchased, $408,048 payable for fund shares redeemed, $720,749 due to manager and affiliates and $91,199 other accrued expenses payable as of June 30, 2018.

ADR–American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–4

LVIP Mondrian International Value Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$30,844,179
Foreign tax withheld	(2,793,430)

28,050,749

EXPENSES:
Management fees	3,990,365
Distribution fees-Service Class	386,439
Shareholder servicing fees	171,296
Accounting and administration expenses	143,095
Custodian fees	58,462
Reports and statements to shareholders	51,646
Professional fees	44,108
Trustees’ fees and expenses	17,588
Pricing fees	6,038
Consulting fees	1,232
Other	5,832

Total operating expenses	4,876,101

NET INVESTMENT INCOME	23,174,648

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	12,596,328
Foreign currencies	(247,249)
Foreign currency exchange contracts	(49,621)

Net realized gain	12,299,458

Net change in unrealized appreciation (depreciation) of:
Investments	(76,451,762)
Foreign currencies	(196,646)
Foreign currency exchange contracts	944

Net change in unrealized appreciation (depreciation)	(76,647,464)

NET REALIZED AND UNREALIZED LOSS	(64,348,006)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(41,173,358)

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,174,648	$33,227,000
Net realized gain	12,299,458	35,343,936
Net change in unrealized appreciation (depreciation)	(76,647,464)	158,274,070

Net increase (decrease) in net assets resulting from operations	(41,173,358)	226,845,006

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(28,548,010)
Service Class	—	(9,421,874)
Net realized gain on investments:
Standard Class	—	(1,487,760)
Service Class	—	(528,525)

	—	(39,986,169)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	37,655,681	31,480,147
Service Class	15,307,079	20,416,310
Reinvestment of dividends and distributions:
Standard Class	—	30,035,770
Service Class	—	9,950,399

	52,962,760	91,882,626

Cost of shares redeemed:
Standard Class	(95,014,349)	(143,511,975)
Service Class	(24,710,447)	(66,030,097)

	(119,724,796)	(209,542,072)

Decrease in net assets derived from capital share transactions	(66,762,036)	(117,659,446)

NET INCREASE (DECREASE) IN NET ASSETS	(107,935,394)	69,199,391
NET ASSETS:
Beginning of period	1,209,912,608	1,140,713,217

End of period	$1,101,977,214	$1,209,912,608

Undistributed (distributions in excess of) net investment income	$21,305,844	$(1,868,804)

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–5

LVIP Mondrian International Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$18.031	$15.381	$15.782	$16.942	$18.131	$15.243

Income (loss) from investment operations:
Net investment income[2]	0.359	0.495	0.517	0.457	0.784	0.420
Net realized and unrealized gain (loss)	(1.013)	2.779	0.114	(1.101)	(1.234)	2.897

Total from investment operations	(0.654)	3.274	0.631	(0.644)	(0.450)	3.317

Less dividends and distributions from:
Net investment income	—	(0.593)	(0.470)	(0.516)	(0.739)	(0.429)
Net realized gain	—	(0.031)	(0.562)	—	—	—

Total dividends and distributions	—	(0.624)	(1.032)	(0.516)	(0.739)	(0.429)

Net asset value, end of period	$17.377	$18.031	$15.381	$15.782	$16.942	$18.131

Total return[3]	(3.63% )	21.34%	4.01%	(3.79% )	(2.54% )	21.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$806,440	$893,651	$838,576	$842,056	$861,700	$808,623
Ratio of expenses to average net assets	0.76%	0.75%	0.73%	0.73%	0.73%	0.76%
Ratio of net investment income to average net assets	3.99%	2.88%	3.28%	2.61%	4.21%	2.50%
Portfolio turnover	10%	19%	21%	19%	18%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–6

LVIP Mondrian International Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$18.021	$15.375	$15.777	$16.934	$18.122	$15.236

Income (loss) from investment operations:
Net investment income[2]	0.336	0.451	0.477	0.412	0.736	0.381
Net realized and unrealized gain (loss)	(1.011)	2.776	0.114	(1.096)	(1.231)	2.891

Total from investment operations	(0.675)	3.227	0.591	(0.684)	(0.495)	3.272

Less dividends and distributions from:
Net investment income	—	(0.550)	(0.431)	(0.473)	(0.693)	(0.386)
Net realized gain	—	(0.031)	(0.562)	—	—	—

Total dividends and distributions	—	(0.581)	(0.993)	(0.473)	(0.693)	(0.386)

Net asset value, end of period	$17.346	$18.021	$15.375	$15.777	$16.934	$18.122

Total return[3]	(3.75% )	21.04%	3.75%	(4.03% )	(2.79% )	21.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,537	$316,262	$302,137	$309,288	$333,679	$357,738
Ratio of expenses to average net assets	1.01%	1.00%	0.98%	0.98%	0.98%	1.01%
Ratio of net investment income to average net assets	3.74%	2.63%	3.03%	2.36%	3.96%	2.25%
Portfolio turnover	10%	19%	21%	19%	18%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund–7

LVIP Mondrian International Value Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP Mondrian International Value Fund–8

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended June 30, 2018.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million. The fee is calculated daily and paid monthly.

Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$33,816
Legal	6,737

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $45,284 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP Mondrian International Value Fund–9

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$629,513
Distribution fees payable to LFD	61,464
Shareholder servicing fees payable to Lincoln life	26,851
Printing and mailing fees payable to Lincoln Life	2,921

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$111,001,472
Sales	162,461,848

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$992,877,089

Aggregate unrealized appreciation of investments	$186,725,399
Aggregate unrealized depreciation of investments	(86,904,338)

Net unrealized appreciation of investments	$99,821,061

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP Mondrian International Value Fund–10

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Common Stock	$1,086,198,763
Preferred Stock	1,710,549
Money Market Fund	4,788,838

Total Investments	$1,092,698,150

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	2,081,638	1,829,462
Service Class	849,579	1,195,795
Shares reinvested:
Standard Class	—	1,681,814
Service Class	—	557,475

	2,931,217	5,264,546

Shares redeemed:
Standard Class	(5,235,863)	(8,469,616)
Service Class	(1,361,515)	(3,854,374)

	(6,597,378)	(12,323,990)

Net decrease	(3,666,161)	(7,059,444)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The Fund’s maximum risk of loss from counterparty credit risk is the

LVIP Mondrian International Value Fund–11

LVIP Mondrian International Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(49,621)	$944

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$333,585	$238,189

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Mondrian International Value Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Multi-Manager Global Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the tables reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,012.20	0.29%	$1.45
Service Class Shares	1,000.00	1,010.40	0.64%	3.19
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.36	0.29%	$1.45
Service Class Shares	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	94.98%
Investment Companies	94.98%
Equity Fund	38.16%
International Equity Funds	56.82%
Unaffiliated Investment	5.19%
Investment Company	5.19%
Money Market Fund	5.19%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.98%
INVESTMENT COMPANIES–94.98%
Equity Fund–38.16%
*Lincoln Variable Insurance Products Trust–
LVIP Dimensional U.S. Core Equity 2 Fund	2,116,336	$27,277,455

		27,277,455

International Equity Funds–56.82%
*Lincoln Variable Insurance Products Trust–
LVIP Dimensional International Core Equity Fund	601,561	6,720,036
†LVIP Loomis Sayles Global Growth Fund	2,647,726	27,176,262
LVIP SSGA Developed International 150 Fund	750,944	6,713,437

		40,609,735

Total Affiliated Investments (Cost $66,994,702)		67,887,190

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–5.19%
INVESTMENT COMPANY–5.19%
Money Market Fund–5.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	3,713,352	$3,713,352

		3,713,352

Total Unaffiliated Investments (Cost $3,713,352)		3,713,352

TOTAL VALUE OF SECURITIES–100.17% (Cost $70,708,054)	71,600,542
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(121,595)

NET ASSETS APPLICABLE TO 6,371,097 SHARES OUTSTANDING–100.00%	$71,478,947

†	Non-income producing.

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	British Pound	$248,175	$251,785	9/18/18	$(3,610)
3	Euro	440,119	445,090	9/18/18	(4,971)
2	Japanese Yen	226,687	228,279	9/18/18	(1,592)

					(10,173)

Equity Contracts:
4	E-mini Russell 2000 Index	329,500	336,369	9/24/18	(6,869)
12	E-mini S&P 500 Index	1,632,960	1,670,907	9/22/18	(37,947)
1	E-mini S&P MidCap 400 Index	195,610	199,498	9/24/18	(3,888)
11	Euro STOXX 50 Index	435,601	446,669	9/24/18	(11,068)
2	FTSE 100 Index	200,642	201,910	9/24/18	(1,268)
1	Nikkei 225 Index (OSE)	201,328	202,417	9/14/18	(1,089)

					(62,129)

Total Futures Contracts					$(72,302)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund–3

LVIP Multi-Manager Global Equity Managed Volatility Fund

Schedule of Investments (continued)

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard and Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–4

LVIP Multi-Manager Global Equity Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$67,887,190
Unaffiliated investments, at value	3,713,352
Cash collateral held at broker for futures contracts	148,363
Receivable for fund shares sold	75,289
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	15,804
Variation margin due from broker on futures contracts	13,700
Cash	11,267
Dividends receivable	4,689

TOTAL ASSETS	71,869,654

LIABILITIES:
Payable for investments purchased	291,003
Payable for fund shares redeemed	37,688
Due to manager and affiliates	36,043
Other accrued expenses payable	18,960
Due to custodian	7,013

TOTAL LIABILITIES	390,707

TOTAL NET ASSETS	$71,478,947

Affiliated investments, at cost	$66,994,702
Unaffiliated investments, at cost	3,713,352

Standard Class:
Net Assets	$3,018,180
Shares Outstanding	268,500
Net Asset Value Per Share	$11.241

Service Class:
Net Assets	$68,460,767
Shares Outstanding	6,102,597
Net Asset Value Per Share	$11.218

COMPONENTS OF NET ASSETS AT June 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$63,974,722
Accumulated net investment loss	(134,964)
Accumulated net realized gain on investments	6,819,068
Net unrealized appreciation of investments, foreign currencies and derivatives	820,121

TOTAL NET ASSETS	$71,478,947

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–5

LVIP Multi-Manager Global Equity Managed

Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$68,788

EXPENSES:
Distribution fees-Service Class	112,999
Management fees	84,524
Professional fees	18,325
Accounting and administration expenses	17,252
Shareholder servicing fees	9,805
Reports and statements to shareholders	4,708
Custodian fees	2,374
Consulting fees	1,869
Trustees’ fees and expenses	970
Pricing fees	119
Other	233

253,178
Less:
Management fees waived	(14,655)
Expenses reimbursed	(25,943)
Expenses paid indirectly	(7)

Total operating expenses	212,573

NET INVESTMENT LOSS	(143,785)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	1,034,686
Sale of unaffiliated investments	2,909,413
Sale of affiliated investments	3,960,321
Foreign currencies	(1,508)
Futures contracts	50,738

Net realized gain	7,953,650

Net change in unrealized appreciation (depreciation) of:
Unaffiliated investments	(4,072,575)
Affiliated investments	(3,008,430)
Foreign currencies	(64)
Futures contracts	(115,237)

Net change in unrealized appreciation (depreciation)	(7,196,306)

NET REALIZED AND UNREALIZED GAIN	757,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$613,559

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed

Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(143,785)	$610,416
Net realized gain	7,953,650	1,594,802
Net change in unrealized appreciation (depreciation)	(7,196,306)	7,621,450

Net increase in net assets resulting from operations	613,559	9,826,668

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(47,764)
Service Class	—	(752,995)
Net realized gain:
Standard Class	—	(16,449)
Service Class	—	(327,240)

	—	(1,144,448)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	178,474	292,080
Service Class	9,371,722	14,945,538
Reinvestment of dividends and distributions:
Standard Class	—	64,213
Service Class	—	1,080,235

	9,550,196	16,382,066

Cost of shares redeemed:
Standard Class	(275,028)	(134,042)
Service Class	(2,587,342)	(6,124,408)

	(2,862,370)	(6,258,450)

Increase in net assets derived from capital share transactions	6,687,826	10,123,616

NET INCREASE IN NET ASSETS	7,301,385	18,805,836
NET ASSETS:
Beginning of period	64,177,562	45,371,726

End of period	$71,478,947	$64,177,562

Undistributed (Accumulated) net investment income (loss)	$(134,964)	$8,821

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–6

LVIP Multi-Manager Global Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16[2]	12/31/15	5/1/14[3] to 12/31/14

Net asset value, beginning of period	$11.106		$9.404	$9.018	$9.829	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.005)		0.152	0.139	0.157	0.150
Net realized and unrealized gain (loss)	0.140		1.787	0.393	(0.821)	(0.149)

Total from investment operations	0.135		1.939	0.532	(0.664)	0.001

Less dividends and distributions from:
Net investment income	—		(0.176)	(0.146)	(0.140)	(0.161)
Net realized gain	—		(0.061)	—	(0.007)	(0.011)

Total dividends and distributions	—		(0.237)	(0.146)	(0.147)	(0.172)

Net asset value, end of period	$11.241		$11.106	$9.404	$9.018	$9.829

Total return[5]	1.22%		20.61%	5.90%	(6.77% )	0.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,018		$3,078	$2,411	$1,852	$1,526
Ratio of expenses to average net assets[6]	0.29%		0.34%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.41%		0.42%	0.47%	0.52%	0.68%
Ratio of net investment income (loss) to average net assets	(0.09%	)[7]	1.47%	1.54%	1.62%	2.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%	)[7]	1.39%	1.42%	1.45%	1.86%
Portfolio turnover	105%		10%	19%	20%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–7

LVIP Multi-Manager Global Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16[2]	12/31/15	5/1/14[3] to 12/31/14

Net asset value, beginning of period	$11.103		$9.405	$9.020	$9.830	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.025)		0.116	0.108	0.123	0.125
Net realized and unrealized gain (loss)	0.140		1.783	0.392	(0.820)	(0.147)

Total from investment operations	0.115		1.899	0.500	(0.697)	(0.022)

Less dividends and distributions from:
Net investment income	—		(0.140)	(0.115)	(0.106)	(0.137)
Net realized gain	—		(0.061)	—	(0.007)	(0.011)

Total dividends and distributions	—		(0.201)	(0.115)	(0.113)	(0.148)

Net asset value, end of period	$11.218		$11.103	$9.405	$9.020	$9.830

Total return[5]	1.04%		20.18%	5.54%	(7.10% )	(0.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,461		$61,100	$42,961	$33,219	$19,081
Ratio of expenses to average net assets[6]	0.64%		0.69%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.76%		0.77%	0.82%	0.87%	1.03%
Ratio of net investment income (loss) to average net assets	(0.44%	)[7]	1.12%	1.19%	1.27%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.56%	)[7]	1.04%	1.07%	1.10%	1.51%
Portfolio turnover	105%		10%	19%	20%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–8

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by LIAC. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or

LVIP Multi-Manager Global Equity Managed Volatility Fund–9

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of average daily net assets of the Fund. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has voluntarily agreed to waive a portion of its advisory fee. The waiver is accrued daily and received monthly. This waiver can be modified or terminated at any time, without notice, with the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. For the six months ended June 30, 2018, this waiver amounted to $14,655.

Effective May 1, 2018, LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.22% of average daily net assets for the Standard Class and 0.57% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. Prior to May 1, 2018, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.35% of average daily net assets for the Standard Class and 0.70% for the Service Class.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$1,860
Legal	370

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,478 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of average daily net assets of the Service Class shares. This 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Multi-Manager Global Equity Managed Volatility Fund–10

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

At June 30, 2018, the Fund had receivables due from or liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$15,804
Management fees payable to LIAC	14,659
Distribution fees payable to LFD	19,674
Printing and mailing fees payable to Lincoln Life	10
Shareholder servicing fees payable to Lincoln Life	1,700

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Fund engaged in securities purchases of $70,220 and securities sales of $25,746, which resulted in net realized losses of $709.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.98%@
Equity Funds–38.16%@
§*LVIP Dimensional U.S. Core Equity 2 Fund	$—	$27,206,474	$729,559	$7,143	$793,397	$27,277,455	2,116,336	$—	$—
×*LVIP SSGA S&P 500 Index Fund	9,125,708	685,525	9,759,689	1,748,609	(1,800,153)	—	—	—	—
×*LVIP SSGA Small-Cap Index Fund	3,633,757	274,210	3,930,141	606,243	(584,069)	—	—	—	—
International Equity Funds–56.82%@
§*LVIP Dimensional International Core Equity Fund	—	7,042,876	99,234	(1,103)	(222,503)	6,720,036	601,561	—	—
§†*LVIP Loomis Sayles Global Growth Fund	—	27,206,473	713,263	6,739	676,313	27,176,262	2,647,726	—	—
×*LVIP MFS International Growth Fund	3,669,721	316,410	4,017,485	715,598	(684,244)	—	—	—	—
§*LVIP SSGA Developed International 150 Fund	—	7,168,804	99,234	(1,414)	(354,719)	6,713,437	750,944	—	—
×*LVIP SSGA International Index Fund	7,310,110	672,774	8,028,938	878,506	(832,452)	—	—	—	—

Total	$23,739,296	$70,573,546	$27,377,543	$3,960,321	$(3,008,430)	$67,887,190		$—	$—

@ As a percentage of Net Assets as of June 30, 2018.

*Standard Class shares.

×Issuer was not an investment of the Fund at June 30, 2018.

†Non-income producing.

§Issuer was not an investment of the Fund at December 31, 2017.

LVIP Multi-Manager Global Equity Managed Volatility Fund–11

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$74,704,777
Sales	67,568,606

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$70,708,054

Aggregate unrealized appreciation of investment and derivatives	$1,469,709
Aggregate unrealized depreciation of investment and derivatives	(649,523)

Net unrealized appreciation of investment and derivatives	$820,186

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$67,887,190
Unaffiliated Investment Companies	3,713,352

Total Investments	$71,600,542

Derivatives:

Liabilities:
Futures Contracts	$(72,302)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Multi-Manager Global Equity Managed Volatility Fund–12

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	15,641	27,823
Service Class	829,650	1,428,014
Shares reinvested:
Standard Class	—	5,769
Service Class	—	97,092

	845,291	1,558,698

Shares redeemed:
Standard Class	(24,231)	(12,831)
Service Class	(229,886)	(590,357)

	(254,117)	(603,188)

Net increase	591,174	955,510

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(62,129)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(10,173)

Total		$—		$(72,302)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were open through June 30, 2018. Only the current day’s variation margin is reported on the Statement of Assets and Liabilities.

LVIP Multi-Manager Global Equity Managed Volatility Fund–13

LVIP Multi-Manager Global Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$37,050	$(93,941)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	13,688	(21,296)

Total		$50,738	$(115,237)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$3,441,088	$232,752

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund–14

LVIP PIMCO Low Duration Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP PIMCO Low Duration Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP PIMCO Low Duration Bond Fund

Disclosure

  OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,002.80	0.92%	$4.57
Service Class Shares	1,000.00	1,001.50	1.17%	5.81
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.23	0.92%	$4.61
Service Class Shares	1,000.00	1,018.99	1.17%	5.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Security Type/Sector Allocation and Credit Quality Ratings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Asset-Backed Securities	0.41%
Agency Collateralized Mortgage Obligations	5.58%
Agency Commercial Mortgage-Backed Security	0.96%
Agency Obligation	2.79%
Corporate Bonds	44.60%
Agriculture	1.75%
Airlines	0.42%
Auto Manufacturers	4.27%
Auto Parts & Equipment	0.35%
Banks	16.51%
Beverages	0.19%
Commercial Services	1.71%
Computers	0.28%
Construction & Engineering	0.03%
Diversified Financial Services	4.18%
Electric	2.55%
Food	1.05%
Gas	0.14%
Health Care Services	0.22%
Home Builders	0.96%
Insurance	0.81%
Lodging	0.38%
Media	0.23%
Mining	0.25%
Oil & Gas	2.16%
Paper & Forest Products	0.12%
Pharmaceuticals	1.52%
Pipelines	0.91%
Retail	0.33%
Semiconductors	0.10%
Telecommunications	1.69%
Transportation	0.50%
Trucking & Leasing	0.99%
Loan Agreement	0.16%
Municipal Bond	0.15%
Non-Agency Asset-Backed Securities	6.62%
Non-Agency Collateralized Mortgage Obligations	0.30%
Non-Agency Commercial Mortgage-Backed Securities	1.90%

Security Type/Sector	Percentage of Net Assets
Sovereign Bonds	0.65%
Supranational Bank	1.90%
U.S. Treasury Obligations	51.35%
Options Purchased	0.02%
Preferred Stock	0.76%
Short-Term Investments	5.75%
Total Investments	123.90%
Security Sold Short	(4.52%	)
Options Written	(0.05%	)
Liabilities Net of Receivables and Other Assets	(19.33%	)
Total Net Assets	100.00%

Credit Quality Ratings

(as a % of fixed income investments)*

U.S. Government	51.41%
AAA	5.68%
AA	2.16%
A	17.44%
BBB	14.28%
BB	1.52%
Below CCC	0.08%
Non-Rated	2.93%
Short-Term Investments	4.50%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Asset-Backed Securites, Agency Collateralized Mortgage Obligations, Agency Commercial Mortgage-Backed Security, Agency Obligation, and U.S. Treasury Obligations appear under “U.S. Government.” Certificates of Deposits, Discounted Commercial Paper and Repurchase Agreements appear under “Short-Term Investments.” “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY ASSET-BACKED SECURITIES–0.41%
•Navient Student Loan Trust Series 2016-5A A 3.341% (LIBOR01M + 1.25%) 6/25/65	2,428,988	$2,492,812
•SLC Student Loan Trust Series 2005-3 A3 2.461% (LIBOR03M + 0.12%) 6/15/29	1,772,982	1,763,564

Total Agency Asset-Backed Securities (Cost $4,192,413)		4,256,376

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–5.58%
Fannie Mae REMICs
•Series 2014-49 AF 2.227% (LIBOR01M + 0.32%) 8/25/44	1,354,841	1,353,114
•Series 2017-95 FA 2.257% (LIBOR01M + 0.35%) 11/25/47	8,310,834	8,322,469
•Fannie Mae REMICs
Series 2011-86 NF 2.641% (LIBOR01M + 0.55%) 9/25/41	2,471,030	2,494,136
Freddie Mac REMICs
•Series 4347 WF 2.307% (LIBOR01M + 0.40%) 1/15/40	2,914,347	2,918,136
•Series 4367 GF 2.257% (LIBOR01M + 0.35%) 3/15/37	8,827,372	8,766,415
•Series 4419 AF 2.247% (LIBOR01M + 0.34%) 6/15/40	5,827,800	5,816,236
•Series 4730 WF 2.257% (LIBOR01M + 0.35%) 8/15/38	8,489,587	8,474,280
Freddie Mac Strips
•Series 328 F4 2.257% (LIBOR01M + 0.35%) 2/15/38	8,275,410	8,261,687
•Series 330 F4 2.257% (LIBOR01M + 0.35%) 10/15/37	3,955,124	3,949,180
GNMA
•Series 2016-H11 F 2.717% (LIBOR01M + 0.80%) 5/20/66	2,429,650	2,464,398
•Series 2016-H17 FC 2.747% (LIBOR01M + 0.83%) 8/20/66	2,535,988	2,576,476
•Series 2016-H19 FA 2.697% (LIBOR01M + 0.78%) 9/20/66	2,379,125	2,410,704

Total Agency Collateralized Mortgage Obligations (Cost $57,770,631)		57,807,231

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.96%
•Fannie Mae-Aces Series 2017-M13 FA 2.348% (LIBOR01M + 0.40%) 10/25/24	9,968,965	$9,985,962

Total Agency Commercial Mortgage-Backed Security (Cost $9,958,077)		9,985,962

AGENCY OBLIGATION–2.79%
Federal Home Loan Mortgage 2.25% 11/24/20	29,100,000	28,919,085

Total Agency Obligation (Cost $29,100,000)		28,919,085

CORPORATE BONDS–44.60%
Agriculture–1.75%
•BAT Capital 2.945% (LIBOR03M + 0.59%) 8/14/20	4,000,000	4,014,565
BAT International Finance 3.50% 6/15/22	300,000	297,419
Imperial Brands Finance
2.05% 7/20/18	6,079,000	6,077,864
2.95% 7/21/20	2,000,000	1,980,362
Reynolds American 4.00% 6/12/22	5,700,000	5,740,687

		18,110,897

Airlines–0.42%
Delta Air Lines 3.625% 3/15/22	3,200,000	3,166,600
◆Northwest Airlines Series 2002-1 Class G-2 Pass Through Trust 6.264% 11/20/21	225,857	234,326
◆Virgin Australia Series 2013-1A Pass Through Trust 5.00% 10/23/23	152,158	154,745
WestJet Airlines 3.50% 6/16/21	850,000	841,857

		4,397,528

Auto Manufacturers–4.27%
BMW U.S. Capital 1.50% 4/11/19	1,700,000	1,686,991
Daimler Finance North America
•2.785% (LIBOR03M + 0.43%) 2/12/21	2,200,000	2,201,122
•2.979% (LIBOR03M + 0.62%) 10/30/19	3,000,000	3,017,445
•3.203% (LIBOR03M + 0.84%) 5/4/23	8,400,000	8,430,683
Ford Motor Credit 2.943% 1/8/19	3,400,000	3,401,247

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial
2.40% 5/9/19		5,200,000	$5,176,849
3.50% 7/10/19		1,400,000	1,407,380
Nissan Motor Acceptance
2.00% 3/8/19		10,900,000	10,842,307
•3.232% (LIBOR03M + 0.89%) 1/13/22		3,100,000	3,141,465
Volkswagen Financial Services
2.375% 11/13/18	GBP	3,691,000	4,892,713

			44,198,202

Auto Parts & Equipment–0.35%
Aptiv 3.15% 11/19/20		3,600,000	3,575,902

			3,575,902

Banks–16.51%
ABN AMRO Bank 1.80% 9/20/19		5,900,000	5,814,957
Axis Bank 3.25% 5/21/20		2,500,000	2,466,745
Banco do Brasil 6.00% 1/22/20		300,000	311,253
Bank of America
µ2.328% 10/1/21		1,200,000	1,173,509
•5.989% (LIBOR03M + 3.63%) 7/29/49		320,000	321,759
Barclays
2.75% 11/8/19		5,000,000	4,964,175
µ7.00% 6/15/49	GBP	1,000,000	1,351,098
µ8.25% 12/29/49		2,200,000	2,239,145
CIT Group 5.375% 5/15/20		900,000	925,875
•Citigroup 3.576% (LIBOR03M + 1.25%) 7/1/26		5,000,000	5,003,993
•Credit Suisse 2.722% (LIBOR01M + 0.62%) 9/28/18		6,800,000	6,796,512
Credit Suisse Group Funding Guernsey 3.45% 4/16/21		4,000,000	3,987,580
•Danske Bank 3.386% (LIBOR03M + 1.06%) 9/12/23		5,000,000	5,006,603
•Goldman Sachs Group 3.72% (LIBOR03M + 1.36%) 4/23/21		1,000,000	1,022,221
ICICI Bank 4.80% 5/22/19		5,700,000	5,777,087
ITAU CorpBanca
2.50% 12/7/18		2,500,000	2,499,866
2.57% 1/11/19		2,600,000	2,599,558
•JPMorgan Chase & Co. 5.829% (LIBOR03M + 3.47%) 4/29/49		5,700,000	5,749,875
•Lloyds Banking Group 3.13% (LIBOR03M + 0.80%) 6/21/21		6,600,000	6,600,801
Macquarie Group
3.00% 12/3/18		6,000,000	6,006,414
•3.687% (LIBOR03M + 1.35%) 3/27/24		2,000,000	2,035,171
7.625% 8/13/19		7,000,000	7,328,998

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group
•3.061% (LIBOR03M + 0.74%) 3/2/23	1,300,000	$1,303,543
•3.15% (LIBOR03M + 0.79%) 7/25/22	3,951,000	3,970,118
•3.393% (LIBOR03M + 1.06%) 9/13/21	1,000,000	1,014,749
Mitsubishi UFJ Trust & Banking
2.45% 10/16/19	4,000,000	3,967,391
2.65% 10/19/20	5,200,000	5,119,237
Mizuho Bank 2.65% 9/25/19	4,000,000	3,979,854
•Mizuho Financial Group 3.259% (LIBOR03M + 0.94%) 2/28/22	6,000,000	6,050,556
MUFG Bank 2.15% 9/14/18	200,000	199,814
QNB Finance
2.125% 9/7/21	200,000	189,863
2.75% 10/31/18	3,300,000	3,298,961
µRoyal Bank of Scotland 3.498% 5/15/23	5,000,000	4,847,863
Santander U.K.
2.35% 9/10/19	10,100,000	10,023,647
2.50% 3/14/19	2,000,000	1,996,178
Standard Chartered 2.40% 9/8/19	6,000,000	5,944,746
•State Bank of India/London 3.287% (LIBOR03M + 0.95%) 4/6/20	10,000,000	10,034,000
Sumitomo Mitsui Financial Group
2.058% 7/14/21	2,500,000	2,398,525
•3.095% (LIBOR03M + 0.74%) 10/18/22	4,000,000	4,005,404
Sumitomo Mitsui Trust Bank
2.05% 3/6/19	11,800,000	11,737,563
•3.265% (LIBOR03M + 0.91%) 10/18/19	2,000,000	2,016,402
UBS Group Funding Switzerland
3.00% 4/15/21	1,800,000	1,773,192
•3.775% (LIBOR03M + 1.44%) 9/24/20	1,500,000	1,532,311
•Wells Fargo & Co. 3.039% (LIBOR03M + 0.68%) 1/30/20	5,500,000	5,537,605

		170,924,717

Beverages–0.19%
Anheuser-Busch InBev Finance 2.65% 2/1/21	2,000,000	1,973,653

		1,973,653

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services–1.71%
Central Nippon Expressway
2.241% 2/16/21	500,000	$487,223
2.293% 4/23/21	2,000,000	1,941,058
2.369% 9/10/18	5,000,000	4,996,725
•2.903% (LIBOR03M + 0.54%) 8/4/20	5,000,000	5,012,990
Equifax 3.60% 8/15/21	2,900,000	2,899,689
S&P Global 3.30% 8/14/20	2,400,000	2,403,747

		17,741,432

Computers–0.28%
Dell International
4.42% 6/15/21	1,850,000	1,878,306
5.45% 6/15/23	1,000,000	1,047,736

		2,926,042

Construction & Engineering–0.03%
Heathrow Funding 4.875% 7/15/21	300,000	314,033

		314,033

Diversified Financial Services–4.18%
AerCap Ireland Capital
4.625% 10/30/20	2,000,000	2,038,739
5.00% 10/1/21	300,000	309,353
Ally Financial
3.75% 11/18/19	450,000	450,563
4.125% 3/30/20	2,100,000	2,107,875
4.75% 9/10/18	200,000	200,625
BGC Partners 5.125% 5/27/21	5,200,000	5,305,040
BOC Aviation
2.375% 9/15/21	750,000	718,298
3.00% 3/30/20	2,000,000	1,987,874
3.00% 5/23/22	4,000,000	3,868,204
Cantor Fitzgerald 6.50% 6/17/22	1,000,000	1,062,504
International Lease Finance
4.625% 4/15/21	600,000	614,315
5.875% 8/15/22	500,000	531,503
6.25% 5/15/19	3,860,000	3,958,385
7.125% 9/1/18	3,200,000	3,221,009
8.25% 12/15/20	500,000	551,626
LeasePlan 2.875% 1/22/19	2,770,000	2,765,749
Mitsubishi UFJ Lease & Finance 2.652% 9/19/22	1,700,000	1,632,833
•Nasdaq 2.722% (LIBOR03M + 0.39%) 3/22/19	5,000,000	5,006,016
Navient
5.50% 1/15/19	4,650,000	4,693,013
8.00% 3/25/20	2,100,000	2,220,750

		43,244,274

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric–2.55%
Chugoku Electric Power 2.701% 3/16/20	4,000,000	$3,979,348
•Dominion Energy 2.93% (LIBOR03M + 0.60%) 5/15/20	5,000,000	5,005,447
•Duke Energy 2.83% (LIBOR03M + 0.50%) 5/14/21	4,200,000	4,200,522
Exelon 2.45% 4/15/21	1,300,000	1,264,242
FirstEnergy 2.85% 7/15/22	3,030,000	2,939,169
Iberdrola Finance Ireland 5.00% 9/11/19	4,555,000	4,650,235
Pennsylvania Electric 5.20% 4/1/20	1,400,000	1,438,707
Southern 2.35% 7/1/21	3,000,000	2,908,070

		26,385,740

Food–1.05%
•General Mills 3.363% (LIBOR03M + 1.01%) 10/17/23	600,000	605,527
Kraft Heinz Foods 2.00% 7/2/18	4,300,000	4,300,000
McCormick & Co. 2.70% 8/15/22	900,000	869,475
Mondelez International Holdings Netherlands 2.00% 10/28/21	3,000,000	2,864,446
•Tyson Foods 2.781% (LIBOR03M + 0.45%) 8/21/20	2,180,000	2,180,662

		10,820,110

Gas–0.14%
CenterPoint Energy Resources 3.55% 4/1/23	800,000	793,562
•Dominion Energy Gas Holdings 2.926% (LIBOR03M + 0.60%) 6/15/21	700,000	699,899

		1,493,461

Health Care Services–0.22%
Humana 2.625% 10/1/19	1,000,000	994,466
Universal Health Services 3.75% 8/1/19	1,300,000	1,304,875

		2,299,341

Home Builders–0.96%
DR Horton
3.75% 3/1/19	2,000,000	2,006,446
4.00% 2/15/20	6,797,000	6,865,800
4.375% 9/15/22	1,000,000	1,022,870

		9,895,116

Insurance–0.81%
•Allstate 2.964% (LIBOR03M + 0.63%) 3/29/23	2,300,000	2,312,702

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Athene Global Funding
3.00% 7/1/22	1,000,000	$969,018
•3.566% (LIBOR03M + 1.23%) 7/1/22	5,000,000	5,105,377

		8,387,097

Lodging–0.38%
MGM Resorts International 8.625% 2/1/19	3,800,000	3,914,000

		3,914,000

Media–0.23%
•Charter Communications Operating 4.043% (LIBOR03M + 1.65%) 2/1/24	300,000	300,879
Sky 2.625% 9/16/19	1,000,000	993,231
Time Warner Cable
6.75% 7/1/18	500,000	500,000
8.25% 4/1/19	600,000	622,456

		2,416,566

Mining–0.25%
Minera y Metalurgica del Boleo 2.875% 5/7/19	2,611,000	2,605,167

		2,605,167

Oil & Gas–2.16%
CNPC General Capital 2.75% 5/14/19	7,000,000	6,974,758
Ecopetrol 7.625% 7/23/19	3,000,000	3,138,900
Korea National Oil 2.75% 1/23/19	4,000,000	3,994,198
•Petroleos Mexicanos 4.375% (LIBOR03M + 2.02%) 7/18/18	1,000,000	1,003,100
Pioneer Natural Resources 3.45% 1/15/21	1,000,000	1,002,610
Ras Laffan Liquefied Natural Gas 3 6.75% 9/30/19	1,500,000	1,558,109
•Sinopec Group Overseas Development 2014 3.257% (LIBOR03M + 0.92%) 4/10/19	909,000	911,927
Woodside Finance
3.65% 3/5/25	800,000	780,771
4.60% 5/10/21	2,900,000	2,970,271

		22,334,644

Paper & Forest Products–0.12%
Georgia-Pacific 2.539% 11/15/19	1,300,000	1,291,929

		1,291,929

Pharmaceuticals–1.52%
AbbVie 2.30% 5/14/21	5,000,000	4,861,965
Allergan Sales 5.00% 12/15/21	5,400,000	5,591,209

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health
3.35% 3/9/21	3,000,000	$2,998,609
3.50% 7/20/22	1,000,000	992,116
Zoetis 3.45% 11/13/20	1,300,000	1,303,871

		15,747,770

Pipelines–0.91%
Energy Transfer Partners
5.75% 9/1/20	500,000	519,885
9.00% 4/15/19	3,000,000	3,137,460
9.70% 3/15/19	851,000	890,316
Sabine Pass Liquefaction 6.25% 3/15/22	3,500,000	3,768,099
Western Gas Partners 2.60% 8/15/18	1,100,000	1,099,449

		9,415,209

Retail–0.33%
CK Hutchison International 17 II 2.25% 9/29/20	3,500,000	3,424,364

		3,424,364

Semiconductors–0.10%
KLA-Tencor 3.375% 11/1/19	1,000,000	1,004,043

		1,004,043

Telecommunications–1.69%
AT&T
•2.975% (LIBOR03M + 0.75%) 6/1/21	2,500,000	2,511,451
•3.298% (LIBOR03M + 0.95%) 7/15/21	4,200,000	4,241,810
Crown Castle Towers 3.222% 5/15/22	2,200,000	2,158,530
•Verizon Communications 3.443% (LIBOR03M + 1.10%) 5/15/25	7,100,000	7,098,426
•Vodafone Group 3.29% (LIBOR03M + 0.99%) 1/16/24	1,500,000	1,494,189

		17,504,406

Transportation–0.50%
AP Moeller - Maersk 2.875% 9/28/20	2,500,000	2,468,091
Kansas City Southern
2.35% 5/15/20	1,500,000	1,473,956
3.00% 5/15/23	1,250,000	1,205,517

		5,147,564

Trucking & Leasing–0.99%
Aviation Capital Group 2.875% 9/17/18	4,680,000	4,681,021
Penske Truck Leasing 4.875% 7/11/22	175,000	182,123

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trucking & Leasing (continued)
SMBC Aviation Capital Finance
2.65% 7/15/21	4,600,000	$4,463,381
3.00% 7/15/22	1,000,000	965,220

		10,291,745

Total Corporate Bonds (Cost $463,951,627)		461,784,952

LOAN AGREEMENT–0.16%
•Las Vegas Sands 1st Lien 3.73% (LIBOR03M + 1.75%) 3/27/25	1,662,163	1,652,963

Total Loan Agreement (Cost $1,657,386)		1,652,963

MUNICIPAL BOND–0.15%
•State of Texas Series C-2 2.492% (LIBOR01M + 0.40%) 6/1/19	1,555,000	1,555,327

Total Municipal Bond (Cost $1,555,000)		1,555,327

NON-AGENCY ASSET-BACKED SECURITIES–6.62%
•Accredited Mortgage Loan Trust Series 2004-3 2A2 3.291% (LIBOR01M + 1.20%) 10/25/34	18,686	19,049
•Amortizing Residential Collateral Trust Series 2004-1 A5 3.091% (LIBOR01M + 1.00%) 10/25/34	71,574	71,894
•Apidos CLO XVI Series 2013-16A A1R 3.335% (LIBOR03M + 0.98%) 1/19/25	4,318,426	4,316,146
•Arbor Realty Collateralized Loan Obligation Series 2017-FL3 A 3.063% (LIBOR01M + 0.99%) 12/15/27	2,500,000	2,503,753
•Atrium XII Series 12A AR 3.192% (LIBOR03M + 0.83%) 4/22/27	5,000,000	4,997,825
•Ballyrock CLO Series 2013-1A A 3.511% (LIBOR03M + 1.18%) 5/20/25	220,546	220,616
~Bayview Koitere Fund Trust Series 2018-RN4 A1 3.623% 3/28/33	1,341,991	1,338,922
•Bayview Opportunity Master Fund IIIa Trust Series 2017-RN8 A1 3.352% 11/28/32	392,729	390,764

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust
•Series 2004-BO1 M4 3.291% (LIBOR01M + 1.20%) 10/25/34	496,746	$498,478
•Series 2005-AQ1 M3 2.841% (LIBOR01M + 0.75%) 3/25/35	1,104,000	1,076,067
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 3.591% (LIBOR01M + 1.50%) 3/25/43	76,800	75,872
•BlueMountain CLO Series 2015-1A A1R 3.672% (LIBOR03M + 1.33%) 4/13/27	700,000	699,787
•Carlyle Global Market Strategies CLO Series 2014-5A A1R 3.488% (LIBOR03M + 1.14%) 10/16/25	5,800,000	5,797,297
•Colony Starwood Homes Trust Series 2016-1A A 3.585% (LIBOR01M + 1.50%) 7/17/33	3,006,231	3,019,905
•CWABS Asset-Backed Certificates Trust Series 2004-6 1A1 2.631% (LIBOR01M + 0.54%) 12/25/34	2,847,502	2,821,125
•Drug Royalty II Series 2014-1 A1 5.198% (LIBOR03M + 2.85%) 7/15/23	79,358	80,156
Eagle I Series 2014-1A A1 2.57% 12/15/39	119,778	119,280
•GSAA Home Equity Trust Series 2004-11 2A2 2.731% (LIBOR01M + 0.64%) 12/25/34	37,080	37,295
•Halcyon Loan Advisors Funding Series 2012-1A A1 3.843% (LIBOR03M + 1.50%) 8/15/23	482,906	482,855
•Jamestown CLO IV Series 2014-4A A1BR 3.038% (LIBOR03M + 0.69%) 7/15/26	3,042,146	3,040,713
Navient Private Education Loan Trust
•Series 2014-CTA A 2.773% (LIBOR01M + 0.70%) 9/16/24	225,406	225,683
•Series 2015-AA A2B 3.273% (LIBOR01M + 1.20%) 12/15/28	1,956,538	1,979,337
~NYMT Residential Series 2016-RP1A A 4.00% 3/25/21	377,542	378,686

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OCP CLO Series 2015-9A A1R 3.148% (LIBOR03M + 0.80%) 7/15/27	2,000,000	$1,994,868
OneMain Financial Issuance Trust Series 2015-2A A 2.57% 7/18/25	499,287	499,166
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35	1,558,685	1,555,209
•SLM Private Credit Student Loan Trust Series 2005-A A3 2.541% (LIBOR03M + 0.20%) 6/15/23	1,827,901	1,824,852
SoFi Professional Loan Program
Series 2016-F A2 3.02% 2/25/40	3,318,814	3,244,067
Series 2017-D A2FX 2.65% 9/25/40	1,700,000	1,647,024
•Symphony CLO VIII Series 2012-8A AR 3.431% (LIBOR03M + 1.10%) 1/9/23	623,098	622,788
•Tralee CLO III Series 2014-3A AR 3.389% (LIBOR03M + 1.03%) 10/20/27	4,000,000	3,998,568
•Venture XVI CLO Series 2014-16A ARR 3.198% (LIBOR03M + 0.85%) 1/15/28	2,000,000	1,997,908
•Venture XVII CLO Series 2014-17A ARR 3.228% (LIBOR03M + 0.88%) 4/15/27	5,000,000	4,984,780
~VOLT LIX Series 2017-NPL6 A1 3.25% 5/25/47	1,782,758	1,769,649
~VOLT LVIII Series 2017-NPL5 A1 3.375% 5/28/47	2,374,787	2,370,821
~VOLT LX Series 2017-NPL7 A1 3.25% 6/25/47	1,051,183	1,045,315
~VOLT LXIII Series 2017-NP10 A1 3.00% 10/25/47	1,601,953	1,585,236
~VOLT XL Series 2015-NP14 A1 4.375% 11/27/45	339,713	342,382
•WhiteHorse IX Series 2014-9A AR 3.513% (LIBOR03M + 1.16%) 7/17/26	4,900,000	4,898,476

Total Non-Agency Asset-Backed Securities (Cost $68,521,101)		68,572,614

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.30%
•Bear Stearns ARM Trust Series 2003-1 5A1 3.401% 4/25/33	56,886	$57,714
•◆CSFB Mortgage-Backed Pass Through Certificates Series 2003-AR18 2A3 3.571% 7/25/33	6,960	6,965
•Gosforth Funding Series 2017-1A A1A 2.796% (LIBOR03M + 0.47%) 12/19/59	1,557,360	1,559,536
•GSR Mortgage Loan Trust Series 2005-5F 8A1 2.591% (LIBOR01M + 0.50%) 6/25/35	413,693	395,010
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 3.624% 5/25/33	13,936	13,936
•Series 2005-2 1A 3.717% (LIBOR06M + 1.25%) 10/25/35	29,341	29,616
•New York Mortgage Trust Series 2005-3 A1 2.571% (LIBOR01M + 0.48%) 2/25/36	765,709	760,708
•Sequoia Mortgage Trust Series 2004-6 A1 3.443% 7/20/34	9,444	9,335
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 2.335% (LIBOR01M + 0.25%) 7/19/35	327,125	318,112

Total Non-Agency Collateralized Mortgage Obligations (Cost $3,105,682)		3,150,932

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 1.90%
•BAMLL Commercial Mortgage Securities Trust Series 2014-FL1 A 5.017% (LIBOR01M + 1.40%) 12/15/31	1,917,617	1,917,537
•BX Trust Series 2017-APPL A 2.953% (LIBOR01M + 0.88%) 7/15/34	6,782,800	6,782,789
•Credit Suisse First Boston Mortgage Securities Series 2004-C2 J 5.362% 5/15/36	500,000	501,507
•Hyatt Hotel Portfolio Trust Series 2017-HYT2 A 2.731% (LIBOR01M + 0.658%) 8/9/32	2,500,000	2,494,490
•PFP Series 2017-4 A 2.953% (LIBOR01M + 0.88%) 7/14/35	2,953,343	2,948,305

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.369% 11/15/47	5,000,000	$5,013,209

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $19,925,766)		19,657,837

Δ SOVEREIGN BONDS–0.65%
India–0.22%
Export-Import Bank of India
2.75% 4/1/20	1,293,000	1,271,190
3.875% 10/2/19	1,000,000	1,006,936

		2,278,126

Japan–0.43%
Japan Bank for International Cooperation 2.25% 2/24/20	4,500,000	4,457,089

		4,457,089

Total Sovereign Bonds (Cost $6,800,049)		6,735,215

SUPRANATIONAL BANK–1.90%
International Bank for Reconstruction & Development 2.00% 10/30/20	20,000,000	19,623,380

Total Supranational Bank (Cost $19,976,000)		19,623,380

U.S. TREASURY OBLIGATIONS–51.35%
U.S. Treasury Notes
×1.375% 7/31/19	89,800,000	88,837,102
¥1.50% 10/31/19	448,400,000	442,891,316

Total U.S. Treasury Obligations (Cost $531,567,016)		531,728,418

	Number of Contracts
OPTIONS PURCHASED–0.02%
Call Swaptions–0.01%
2 yr IRS pay a fixed rate 2.75% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/23/18, notional amount $199,700,000 (GSC)	199,700,000	125,412

		125,412

	Number of Contracts	Value (U.S. $)

OPTIONS PURCHASED (continued)
Put Swaptions–0.01%
2 yr IRS pay a fixed rate 3.04% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/23/18, notional amount $199,700,000 (GSC)	199,700,000	$36,745

		36,745

Total Options Purchased (Cost $269,421)		162,157

	Number of Shares
PREFERRED STOCK–0.76%
µGeneral Electric 5.00% 12/29/49	8,000,000	7,890,000

Total Preferred Stock (Cost $8,222,916)		7,890,000

	Principal Amount°

SHORT-TERM INVESTMENTS–5.75%
Certificates of Deposit–0.89%
≠Barclays Bank 1.94% 9/4/18	1,600,000	1,599,116
•Sumitomo Mitsui Banking 2.711% (LIBOR03M + 0.45%) 9/5/19	7,600,000	7,619,737

		9,218,853

≠Discounted Commercial Paper–1.04%
AT&T 3.091% 5/28/19	6,000,000	5,832,335
VW Credit 2.84% 12/10/18	5,000,000	4,938,637

		10,770,972

Repurchase Agreements–3.82%
BNP Paribas 2.22%, dated 6/29/18, to be repurchased on 7/2/18, repurchase price $39,507,308 (collateralized by U.S. government obligations 2.50% 5/15/24; market value $40,291,573)	39,500,000	39,500,000

		39,500,000

Total Short-term Investments (Cost $59,469,283)		59,489,825

TOTAL INVESTMENTS–123.90% (Cost $1,286,042,368)	$1,282,972,274

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SECURITY SOLD SHORT–(4.52%)
U.S. Treasury Obligation–(4.52%)
U.S. Treasury Notes 2.75% 4/30/23	(46,800,000)	$(46,851,190)

Total Security Sold Short (Proceeds $46,901,084)		(46,851,190)

	Number of Contracts

OPTIONS WRITTEN–(0.05%)
Call Swaptions–(0.03%)
10 yr IRS pay a fixed rate 2.88% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/23/18, notional amount $(46,100,000) (GSC)	(46,100,000)	(242,855)

		(242,855)

Put Swaptions–(0.02%)
10 yr IRS pay a fixed rate 3.41% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 8/23/18, notional amount $(46,100,000) (GSC)	(46,100,000)	(10,234)
2 yr IRS pay a fixed rate 3.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/26/18, notional amount $(80,200,000) (MSC)	(80,200,000)	(207,237)

		(217,471)

Total Options Written (Premium received $398,720)		(460,326)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(19.33%)		(200,140,879)

NET ASSETS APPLICABLE TO 103,235,347 SHARES OUTSTANDING–100.00%		$1,035,519,879

Δ	Securities have been classified by country of origin.

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2018.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

♦

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

×	Fully or partially pledged as collateral for certain open derivatives.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for reverse repurchase agreements.

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(15,665,000)	USD	18,241,714	7/3/18	$—	$(56,973)
BNP	JPY	(2,269,270,564)	USD	20,893,801	7/3/18	391,948	—
BNP	MXN	38,000	USD	(1,999)	8/27/18	—	(104)
GSC	CAD	(661,000)	USD	509,826	7/3/18	6,992	—
GSC	EUR	15,666,000	USD	(18,186,338)	7/3/18	113,518	—
GSC	JPY	(1,147,900,000)	USD	10,475,432	7/3/18	104,665	—
JPMC	GBP	15,384,000	USD	(20,525,853)	7/3/18	—	(219,305)
JPMC	JPY	4,609,615,883	USD	(41,777,255)	7/3/18	—	(131,418)
JPMC	JPY	(4,609,615,883)	USD	41,862,374	8/2/18	129,602	—

Total Foreign Currency Exchange Contracts						$746,725	$(407,800)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
3,268	90 Day IMM Eurodollar	$795,431,200	$795,431,200	12/18/18	$—	$—
1,707	90 Day IMM Eurodollar	414,566,288	414,566,288	6/18/19	—	—
(1,019)	90 Day IMM Eurodollar	(247,196,663)	(247,222,138)	12/17/19	25,475	—
(414)	90 Day IMM Eurodollar	(100,415,700)	(100,431,225)	6/16/20	15,525	—
279	Bank Acceptance	51,854,229	51,888,715	3/19/19	—	(34,486)
489	Bank Acceptance	90,782,005	90,851,748	6/18/19	—	(69,743)
71	Bank Acceptance	13,169,551	13,180,352	9/17/19	—	(10,801)
(281)	Long Gilt	(45,636,770)	(45,710,940)	9/27/18	74,170	—
189	U.S. Treasury 2 yr Notes	40,035,516	40,041,441	10/1/18	—	(5,925)
(628)	U.S. Treasury 5 yr Notes	(71,351,594)	(71,366,250)	9/28/18	14,656	—
(148)	U.S. Treasury 10 yr Notes	(17,787,750)	(17,787,735)	9/20/18	—	(15)
(51)	U.S. Treasury Ultra Bonds	(8,137,688)	(8,140,870)	9/20/18	3,182	—

Total Futures Contracts					$133,008	$(120,970)

Reverse Repurchase Agreements3

Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
CA-collateralized U.S. Treasury Notes 1.5% 10/31/19; market value $19,754,296	2.04%	6/19/18	7/11/18	$19,775,000	$19,787,327
RBC-collateralized U.S. Treasury Notes 1.5% 10/31/19; market value $83,955,758	2.06%	6/19/18	7/25/18	84,043,750	84,096,651
RBC-collateralized U.S. Treasury Notes 1.5% 10/31/19; market value $109,438,800	2.07%	6/19/18	7/16/18	109,553,500	109,621,894

Total Reverse Repurchase Agreements				$213,372,250	$213,505,872

LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Swap Contracts Interest Rate Swap (IRS) Contracts Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[4]	Fixed Interest Rate Paid (Received)		Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
FRA IRS -(Semiannual/Quarterly)	164,220,000	2.092%		0.000%[5]		5/10/21	$(62,575)	$—	$—	$(62,575)
FRA IRS -(Semiannual/Quarterly)	82,100,000	2.092%		0.000%[6]		5/11/21	(23,974)	—	—	(23,974)
FRA IRS -(Semiannual/Quarterly)	102,380,000	2.092%		0.000%[7]		5/14/21	(38,919)	—	—	(38,919)

								—	—	(125,468)

Reference Obligation/ Payment Frequency	Notional Amount[4]	Floating Interest Rate Paid (Received)		Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	954,000,000	0.000%	[8]	0.000	[8,9]	6/21/20	$(80,373)	$17,109	$—	$(97,482)
USD Receive 3 Month LIBOR - Pay 1 Month LIBOR IRS-(Received quarterly, paid monthly)	71,100,000	(2.331%	)	2.088%	[10]	5/21/22	38,934	—	38,934	—

								17,109	38,934	(97,482)

Total IRS Contracts								$17,109	$38,934	$(222,950)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

3See Note 1 in Notes to Financial Statements.

4Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

5Rate resets based on LIBOR01M + 0.139%.

6Rate resets based on LIBOR01M + 0.136%.

7Rate resets based on LIBOR01M + 0.139%.

8Effective June 21, 2019.

9Rate resets based on LIBOR01M + 0.125%.

LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

10Rate resets based on LIBOR01M + 0.095%.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BAMLL–Bank of America Merrill Lynch Large Loan

BNP–BNP Paribas

CA–Credit Agricole

CAD–Canadian Dollar

CLO–Collateralized Loan Obligation

CSFB–Credit Suisse First Boston

EUR–Euro

FRA–Forward Rate Agreement

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

ICE–Intercontinental Exchange

IMM–International Monetary Market

IRS–Interest Rate Swap

JPY–Japanese Yen

JPMC–JPMorgan Chase

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

LIBOR06M–ICE LIBOR USD 6 Month

MSC–Morgan Stanley & Co

MXN–Mexican Peso

RBC–Royal Bank of Canada

REMIC–Real Estate Mortgage Investment Conduit

S&P–Standard & Poor’s

USD–United States Dollar

WFRBS–Wells Fargo Royal Bank of Scotland

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–13

LVIP PIMCO Low Duration Bond Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Investments, at value	$1,282,972,274
Receivable for securities sold	48,341,189
Cash	12,178,059
Dividends and interest receivable	6,061,381
Foreign currencies, at value	1,892,659
Swap payments receivable	1,351,255
Unrealized appreciation on foreign currency exchange contracts	746,725
Receivable for fund shares sold	671,642
Cash collateral held at broker for futures contracts	165,000
Variation margin due from brokers on centrally cleared interest rate swap contracts	66,952
Upfront payments paid on interest rate swap contracts	17,109
Variation margin due from broker on futures contracts	8,672
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	4,579

TOTAL ASSETS	1,354,477,496

LIABILITIES:
Reverse repurchase agreements	213,505,872
Payable for securities purchased	54,858,408
Security sold short, at value	46,851,190
Swaps payments payable	1,135,939
Cash collateral due to brokers for certain open derivatives	670,000
Due to manager and affiliates	525,344
Options written, at value	460,326
Unrealized depreciation on foreign currency exchange contracts	407,800
Interest expense payable for reverse repurchase agreements and securities sold short	278,199
Payable for fund shares redeemed	207,199
Other accrued expenses payable	57,340

TOTAL LIABILITIES	318,957,617

TOTAL NET ASSETS	$1,035,519,879

Investments, at cost	$1,286,042,368
Foreign currencies, at cost	1,901,799
Options written, premiums received	(398,720)
Security sold short, proceeds received	(46,901,084)

Standard Class:
Net Assets	$571,768,052
Shares Outstanding	56,972,570
Net Asset Value Per Share	$10.036

Service Class:
Net Assets	$463,751,827
Shares Outstanding	46,262,777
Net Asset Value Per Share	$10.024

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$1,034,189,460
Undistributed net investment income	11,744,352
Accumulated net realized loss on investments	(8,397,986)
Net unrealized depreciation of investments, foreign currencies and derivatives	(2,015,947)

TOTAL NET ASSETS	$1,035,519,879

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–14

LVIP PIMCO Low Duration Bond Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$15,919,678
Dividends	25,957

15,945,635

EXPENSES:
Management fees	2,659,116
Interest expense on reverse repurchase agreements and securities sold short	1,999,058
Distribution fees-Service Class	556,403
Shareholder servicing fees	154,229
Accounting and administration expenses	128,746
Professional fees	42,128
Reports and statements to shareholders	35,008
Custodian fees	17,820
Pricing fees	17,071
Trustees’ fees and expenses	15,927
Consulting fees	1,194
Other	4,864

5,631,564
Less:
Management fees waived	(141,939)
Expenses reimbursed	(54,014)
Expenses paid indirectly	(8,304)

Total operating expenses	5,427,307

NET INVESTMENT INCOME	10,518,328

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(6,685,989)
Securities sold short	1,060,604
Foreign currencies	4,116,411
Foreign currency exchange contracts	(3,634,105)
Futures contracts	1,057,060
Options purchased	(67,634)
Options written	(585,034)
Swap contracts	(849,895)

Net realized loss	(5,588,582)

Net change in unrealized appreciation (depreciation) of:
Investments	(5,285,315)
Securities sold short	(76,360)
Foreign currencies	180,132
Foreign currency exchange contracts	798,075
Futures contracts	(129,046)
Options purchased	(107,264)
Options written	(65,316)
Swap contracts	1,857,036

Net change in unrealized appreciation (depreciation)	(2,828,058)

NET REALIZED AND UNREALIZED LOSS	(8,416,640)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,101,688

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,518,328	$16,995,074
Net realized gain (loss)	(5,588,582)	831,384
Net change in unrealized appreciation (depreciation)	(2,828,058)	(46,934)

Net increase in net assets resulting from operations	2,101,688	17,779,524

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(11,178,262)
Service Class	—	(6,502,375)

	—	(17,680,637)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	49,767,248	118,417,604
Service Class	76,301,787	156,330,543
Reinvestment of dividends and distributions:
Standard Class	—	11,178,262
Service Class	—	6,502,375

	126,069,035	292,428,784

Cost of shares redeemed:
Standard Class	(132,814,791)	(252,889,114)
Service Class	(47,654,062)	(113,065,695)

	(180,468,853)	(365,954,809)

Decrease in net assets derived from capital share transactions	(54,399,818)	(73,526,025)

NET INCREASE (DECREASE) IN NET ASSETS	(52,298,130)	(73,427,138)
NET ASSETS:
Beginning of period	1,087,818,009	1,161,245,147

End of period	$1,035,519,879	$1,087,818,009

Undistributed net investment income	$11,744,352	$1,226,024

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–15

LVIP PIMCO Low Duration Bond Fund

Statement of Cash Flows

Six Months Ended June 30, 2018 (unaudited)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$2,101,688

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by / (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	9,569,029,207
Purchase of long-term investments	(9,510,677,417)
Net proceeds (costs) of short-term securities	256,924,373
Costs to cover securities sold short	(1,627,243,594)
Proceeds from securities sold short	1,656,852,369
Net amortization of premium/(discount) on investments	(338,254)
Non-cash adjustments for income from treasury inflation-protected securities	(9,604)
Net realized (gain) loss on sales of investments from changes in the foreign exchange rates	(2,347,644)
Net realized (gain) loss from investments	6,685,989
Net realized (gain) loss from securities sold short	(1,060,604)
Net realized (gain) loss from options purchased	67,634
Net realized (gain) loss from options written	585,034
Net change in unrealized (appreciation) depreciation of investments	5,285,315
Net change in unrealized (appreciation) depreciation of securities sold short	76,360
Net change in unrealized (appreciation) depreciation of swap contracts	(1,857,036)
Net change in unrealized (appreciation) depreciation of futures contracts	129,046
Net change in unrealized (appreciation) depreciation of foreign currency exchange contracts	(798,075)
Net change in unrealized (appreciation) depreciation of options purchased	107,264
Net change in unrealized (appreciation) depreciation of options written	65,316
Costs on options purchased	(590,846)
Options purchased exercised	253,791
Premiums on options written	1,106,206
Options written exercised	(1,466,106)
(Increase) Decrease in receivable for securities sold	(29,006,537)
(Increase) Decrease in dividends and interest receivable	1,265,812
Net amortization of upfront payments on swap contracts	(91,426)
Increase (Decrease) in variation margin due to broker on futures contracts	350,443
Premiums paid (received) for swap contracts	2,627,783
Increase (Decrease) in net variation margin due to brokers on centrally cleared interest rate swap contracts	227,554
(Increase) Decrease in net variation margin due from brokers on centrally cleared interest rate swap contracts	(66,952)
Increase (Decrease) in net swaps payments receivable/payable	(278,179)
Increase (Decrease) in payable for securities purchased	50,977,630
(Increase) Decrease in expense reimbursement receivable from Lincoln Investment Advisors Corporation	3,410
Increase (Decrease) in due to manager and affiliates	(28,019)
Increase (Decrease) in other accrued expenses payable	(27,294)
Increase (Decrease) in interest expenses payable for reverse repurchase agreements and securities sold short	(102,652)

Total adjustments	376,630,297

Cash provided by (used for) operating activities	378,731,985

Cash provided by (used for) financing activities:
Proceeds from reverse repurchase agreements	(12,169,220,388)
Repayments on reverse repurchase agreements	11,851,458,875
Proceeds from shares sold, net of amounts receivable	125,662,033
Shares redeemed, net of amounts payable	(180,510,999)

Cash provided by (used for) financing activities	(372,610,479)

Net increase (decrease) in cash	6,121,506

Cash, foreign currencies, and restricted cash at beginning of period	7,444,212

Cash, foreign currencies, and restricted cash at end of period	$13,565,718

Cash paid during the period for interest expense	$2,101,710

LVIP PIMCO Low Duration Bond Fund–16

LVIP PIMCO Low Duration Bond Fund

Statement of Cash Flows (continued)

The following table provides a reconciliation of cash, foreign currencies, and restricted cash reported within the statement of financial position that sum to the total of the same amounts shown above at June 30, 2018:

Cash	$12,178,059
Foreign currencies, at value	1,892,659
Cash collateral due to brokers for certain open derivatives	(670,000)
Cash collateral held at broker for futures contracts	165,000

Total Cash, foreign currencies, and restricted cash at end of period	$13,565,718

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–17

LVIP PIMCO Low Duration Bond Fund

Financial Highlights

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	Year Ended 12/31/16	12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$10.010	$10.018	$9.948	$9.939	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.103	0.165	0.164	0.134	0.062
Net realized and unrealized gain (loss)	(0.077)	0.005	0.097	0.032	(0.042)

Total from investment operations	0.026	0.170	0.261	0.166	0.020

Less dividends and distributions from:
Net investment income	—	(0.178)	(0.170)	(0.127)	(0.066)
Net realized gain	—	—	(0.021)	(0.030)	(0.015)

Total dividends and distributions	—	(0.178)	(0.191)	(0.157)	(0.081)

Net asset value, end of period	$10.036	$10.010	$10.018	$9.948	$9.939

Total return[4]	0.28%	1.70%	2.63%	1.67%	0.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$571,768	$653,369	$775,966	$791,901	$779,587
Ratio of expenses to average net assets[5]	0.92%	0.71%	0.63%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.75%	0.63%	0.57%	0.57%
Ratio of net investment income to average net assets[6]	2.08%	1.64%	1.63%	1.33%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.04%	1.60%	1.63%	1.33%	0.92%
Portfolio turnover	734%	1,302%	817%	489%	1,173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]

The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2018, the years ended December 31, 2017, 2016, and 2015, and the period May 1, 2014 through December 31, 2014 was 0.54%, 0.54%, 0.54%, 0.54%, and 0.55%, respectively.

[6]

The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2018, the years ended December 31, 2017, 2016 and 2015, and the period May 1, 2014 through December 31, 2014 was 2.46%, 1.81%, 1.72%, 1.36%, and 0.94%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–18

LVIP PIMCO Low Duration Bond Fund

Financial Highlights (continued)

Select data for each share of the Fund outstanding throughout each period were as follows:

	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	Year Ended 12/31/16	12/31/15	5/1/14[2] to 12/31/14

Net asset value, beginning of period	$10.011	$10.019	$9.950	$9.941	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.091	0.140	0.139	0.109	0.045
Net realized and unrealized gain (loss)	(0.078)	0.005	0.097	0.032	(0.040)

Total from investment operations	0.013	0.145	0.236	0.141	0.005

Less dividends and distributions from:
Net investment income	—	(0.153)	(0.146)	(0.102)	(0.049)
Net realized gain	—	—	(0.021)	(0.030)	(0.015)

Total dividends and distributions	—	(0.153)	(0.167)	(0.132)	(0.064)

Net asset value, end of period	$10.024	$10.011	$10.019	$9.950	$9.941

Total return[4]	0.15%	1.45%	2.37%	1.42%	0.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$463,752	$434,449	$385,279	$237,364	$57,110
Ratio of expenses to average net assets[5]	1.17%	0.96%	0.88%	0.82%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.21%	1.00%	0.88%	0.82%	0.82%
Ratio of net investment income to average net assets[6]	1.83%	1.39%	1.38%	1.08%	0.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.79%	1.35%	1.38%	1.08%	0.67%
Portfolio turnover	734%	1,302%	817%	489%	1,173%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]

The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2018, the years ended December 31, 2017, 2016, and 2015, and the period May 1, 2014 through December 31, 2014 was 0.79%, 0.79%, 0.79%, 0.79%, and 0.80%, respectively.

[6]

The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2018, the year ended December 31, 2017, 2016 and 2015, and the period May 1, 2014 through December 31, 2014 was 2.21%, 1.56%, 1.45%, 1.11%, and 0.69%, respectively.

See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund–19

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, interest rate swap contracts and interest rate swap option contracts (“Swaptions”) are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP PIMCO Low Duration Bond Fund–20

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2018, and matured on the next business day.

Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. For the six months ended June 30, 2018, the Fund had average reverse repurchase agreements of $234,102,683, for which it paid interest of $1,973,446 at an average rate of 1.70%. The interest paid is included in “Interest expense on reverse repurchase agreements and securities sold short” on the Statement of Operations. At June 30, 2018, the Fund pledged $213,148,854 in securities as collateral for reserve repurchase agreements.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the Schedule of Investments is as follows:

		Remaining Contracted Maturity of the Agreements
Reverse Repurchase Agreements	Open/Demand	Overnight	Up to 30 days	31-90 days	Greater Than 90 Days But Less Than One Year	Total
U.S. Treasury Obligations	$—	$—	$(213,372,250)	$—	$—	$(213,372,250)

Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out. For the six months ended June 30, 2018, the Fund paid $25,612 in interest, which included in “Interest expense on reverse repurchase agreements and securities sold short” on the Statement of Operations.

Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as

LVIP PIMCO Low Duration Bond Fund–21

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

and when such income is earned. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.50% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess $500 million. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding interest expense) exceed 0.54% of the average daily net assets for the Standard Class and 0.79% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pacific Investment Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$30,354
Legal	6,047

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $26,834 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$4,579
Management fees payable to LIAC	404,089
Distribution fees payable to LFD	94,476
Printing and mailing fees to Lincoln Life	2,062
Shareholder servicing fees payable to Lincoln Life	24,717

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

LVIP PIMCO Low Duration Bond Fund–22

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Fund engaged in securities purchases of $14,175,785 and securities sales of $48,227,872, which resulted in net realized gains of $186,575.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$124,048,421
Purchases of U.S. government securities	9,386,628,996
Sales other than U.S. government securities	175,066,807
Sales of U.S. government securities	9,393,962,400

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investment and derivatives for federal income tax purposes has been estimated since final characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investment and derivatives for the Fund were as follows:

Cost of investments and derivatives	$1,239,141,284

Aggregate unrealized appreciation of investments and derivatives	$2,643,450
Aggregate unrealized depreciation of investments and derivatives	(5,558,309)

Net unrealized depreciation of investments and derivatives	$(2,914,859)

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$684,368	$—	$684,368

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP PIMCO Low Duration Bond Fund–23

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Asset-Backed Securities	$—	$4,256,376	$$4,256,376
Agency Collateralized Mortgage Obligations	—	57,807,231	57,807,231
Agency Commercial Mortgage-Backed Security	—	9,985,962	9,985,962
Agency Obligation	—	28,919,085	28,919,085
Corporate Bonds	—	461,784,952	461,784,952
Loan Agreements	—	1,652,963	1,652,963
Municipal Bond	—	1,555,327	1,555,327
Non-Agency Asset-Backed Securities	—	68,572,614	68,572,614
Non-Agency Collateralized Mortgage Obligations	—	3,150,932	3,150,932
Non-Agency Commercial Mortgage-Backed Securities	—	19,657,837	19,657,837
Sovereign Bonds	—	6,735,215	6,735,215
Supranational Bank	—	19,623,380	19,623,380
U.S. Treasury Obligations	—	531,728,418	531,728,418
Option Purchased	—	162,157	162,157
Preferred Stock	—	7,890,000	7,890,000
Short-Term Investments	—	59,489,825	59,489,825

Total Investments	$—	$1,282,972,274	$1,282,972,274

Liabilities:
Security Sold Short	$—	$(46,851,190)	$(46,851,190)

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$746,725	$746,725

Futures Contracts	$133,008	$—	$133,008

Swap Contracts	$—	$38,934	$38,934

Liabilities:
Foreign Currency Exchange Contracts	$—	$(407,800)	$(407,800)

Futures Contracts	$(120,970)	$—	$(120,970)

Swap Contracts	$—	$(222,950)	$(222,950)

Reverse Repurchase Agreements	$—	$(213,372,250)	$(213,792,250)

Options Written	$—	$(460,326)	$(460,326)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP PIMCO Low Duration Bond Fund–24

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	4,971,269	11,703,073
Service Class	7,633,393	15,488,228
Shares reinvested:
Standard Class	—	1,114,259
Service Class	—	647,934

	12,604,662	28,953,494

Shares redeemed:
Standard Class	(13,268,329)	(25,005,021)
Service Class	(4,767,278)	(11,194,022)

	(18,035,607)	(36,199,043)

Net decrease	(5,430,945)	(7,245,549)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the futures but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date; to hedge the U.S. dollar value of securities it already owned that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2018, the Fund pledged $1,892,487 in securities and $165,000 in cash as collateral for futures contracts.

LVIP PIMCO Low Duration Bond Fund–25

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts–During the six months ended June 30, 2018, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2018, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to generate income and to facilitate investments in portfolio securities.

Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

At June 30, 2018, the Fund pledged $1,202,961 in securities as collateral for open swap contracts. At June 30, 2018, the Fund also pledged $264,137 securities with JPMorgan Chase as collateral for certain open derivatives. The Fund received $420,000 and $250,000 of cash collateral from BNP Paribas and Morgan Stanley Capital Services LLC, respectively, as collateral for certain open derivatives. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the counterparty due to any loss on the collateral invested.

LVIP PIMCO Low Duration Bond Fund–26

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$746,725	Unrealized depreciation on foreign currency exchange contracts	$(407,800)
Options written (Interest rate contracts)	Options written, at value	—	Options written, at value	(460,326)
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	133,008	Variation margin due from broker on futures contracts	(120,970)
Swap contracts (Interest rate contracts)**	Variation margin due from brokers on centrally cleared interest rate swap contracts	38,934	Variation margin due from brokers on centrally cleared interest rate swap contracts	(222,950)
Options purchased (Interest rate contracts)	Investments, at value	162,157	Investments, at value	—

Total		$1,080,824		$(1,212,046)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only variation margin is reported on the Statement of Assets and Liabilities.

**Includes cumulative appreciation (depreciation) of centrally cleared interest rate swap contracts from the date the contracts were opened through June 30, 2018. Only variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3,634,105)	$798,075
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,057,060	(129,046)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(67,634)	(107,264)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	110,942	—
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(695,976)	(65,316)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(849,895)	1,857,036

Total		$(4,079,608)	$2,353,485

LVIP PIMCO Low Duration Bond Fund–27

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	21,283,028	USD	91,401,084
Futures contracts (average notional value)	USD	1,401,712,909	USD	706,319,951
Options contracts (average value)	USD	101,307	USD	273,637
Interest rate swap contracts (average notional value)*	JPY	—	CAD	549,600,000
Interest rate swap contracts (average notional value)*	MXN	600,584,000	MXN	—
Interest rate swap contracts (average notional value)*	USD	4,392,824,320	USD	3,238,723,200

*Long represents paying floating interest payments and short represents receiving floating interest payments.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out), netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At June 30, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas	$391,948	$(57,077)	$334,871
Goldman Sachs Capital	330,191	(186,949)	143,242
JPMorgan Chase Bank	129,602	(350,723)	(221,121)
Morgan Stanley & Co	—	(86,937)	(86,937)

Total	$851,741	$(681,686)	$170,055

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNP Paribas	$334,871	$—	$—	$—	$—	$334,871
Goldman Sachs Capital	143,242	—	—	—	—	143,242
JPMorgan Chase Bank	(221,121)	—	—	—	—	(221,121)
Morgan Stanley & Co	(86,937)	—	86,937	—	—	—

Total	$170,055	$—	$86,937	$—	$—	$256,992

Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

LVIP PIMCO Low Duration Bond Fund–28

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Counterparty	Repurchase Agreement	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
BNP Paribas	$39,500,000	$(39,500,000)	$—	$(39,500,000)	$—

Reverse repurchase agreements

Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty, the Fund is considered unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2018, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Credit Agriole	$(19,775,000)	$19,754,296	$—	$(20,704)
Royal Bank of Canada	(193,597,250)	193,394,558	—	(202,692)

Total	$(213,372,250)	$213,148,854	$—	$(223,396)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material

LVIP PIMCO Low Duration Bond Fund–29

LVIP PIMCO Low Duration Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017–08, Receivables–Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal year, and interim periods within those fiscal year, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP PIMCO Low Duration Bond Fund–30

LVIP Select Core Equity Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Select Core Equity Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Select Core Equity Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$999.30	0.10%	$0.50
Service Class Shares	1,000.00	997.50	0.45%	2.23
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,024.30	0.10%	$0.50
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP Select Core Equity Managed Volatility Fund–1

LVIP Select Core Equity Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Investment Companies	99.87%
Equity Funds	95.10%
Money Market Fund	4.77%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

LVIP Select Core Equity Managed Volatility Fund–2

LVIP Select Core Equity Managed Volatility Fund

Statement of Net Assets

June 30, 2018 (Unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.87%
Equity Funds–95.10%
Fidelity®–
XVIP Contrafund® Portfolio	8,334,862	$297,137,833
XVIP Equity-Income Portfolio	5,822,883	129,442,700

		426,580,533

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–4.77%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	21,385,760	$21,385,760

		21,385,760

Total Investment Companies (Cost $398,319,051)		447,966,293

TOTAL VALUE OF SECURITIES–99.87% (Cost $398,319,051)	447,966,293
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	591,840

NET ASSETS APPLICABLE TO 33,363,325 SHARES OUTSTANDING–100.00%	$448,558,133

NET ASSET VALUE PER SHARE–LVIP SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($128,382 / 9,527 Shares)	$13.476

NET ASSET VALUE PER SHARE–LVIP SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($448,429,751 / 33,353,798 Shares)	$13.445

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$376,054,486
Accumulated net investment loss	(20,716)
Accumulated net realized gain on investments	23,362,298
Net unrealized appreciation of investments and derivatives	49,162,065

TOTAL NET ASSETS	$448,558,133

X	Initial Class.
«

Includes $881,299 cash collateral held at broker for futures contracts, $126,553 due to custodian, $30,802 variation margin due from broker on futures contracts, $269,784 payable for fund shares redeemed, $173,875 due to manager and affiliates, $812 other accrued expenses payable, and $16,891 expense reimbursement receivable from Lincoln Investment Advisors Corporation as of June 30, 2018.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	British Pound	$330,900	$335,675	9/18/18	$(4,775)
3	Euro	440,119	445,340	9/18/18	(5,221)
3	Japanese Yen	340,031	342,419	9/18/18	(2,388)

					(12,384)

Equity Contracts:
128	E-mini S&P 500 Index	17,418,240	17,825,908	9/22/18	(407,668)
12	E-mini S&P MidCap 400 Index	2,347,320	2,396,579	9/24/18	(49,259)
13	Euro STOXX 50 Index	514,801	527,647	9/24/18	(12,846)
3	FTSE 100 Index	300,962	302,812	9/24/18	(1,850)
1	Nikkei 225 Index (OSE)	201,328	202,417	9/14/18	(1,089)

					(472,712)

Total Futures Contracts					$(485,096)

LVIP Select Core Equity Managed Volatility Fund–3

LVIP Select Core Equity Managed Volatility Fund

Statement of Net Assets (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–4

LVIP Select Core Equity Managed Volatility Fund Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from investment companies	$1,013,027

EXPENSES:
Management fees	1,608,400
Distribution fees-Service Class	803,971
Shareholder servicing fees	66,634
Accounting and administration expenses	30,877
Professional fees	17,849
Reports and statements to shareholders	16,220
Trustees’ fees and expenses	6,886
Custodian fees	3,554
Consulting fees	1,991
Pricing fees	109
Other	1,996

2,558,487
Less:
Management fees waived	(1,424,583)
Expenses reimbursed	(100,039)
Expenses paid indirectly	(122)

Total operating expenses	1,033,743

NET INVESTMENT LOSS	(20,716)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from investment companies	32,458,969
Sale of investments in investment companies	1,598,543
Foreign currencies	(18,861)
Futures contracts	(6,447,362)

Net realized gain	27,591,289

Net change in unrealized appreciation (depreciation) of:
Investments in investment companies	(27,436,882)
Foreign currencies	(77)
Futures contracts	(772,559)

Net change in unrealized appreciation (depreciation)	(28,209,518)

NET REALIZED AND UNREALIZED LOSS	(618,229)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(638,945)

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(20,716)	$3,381,327
Net realized gain	27,591,289	23,950,444
Net change in unrealized appreciation (depreciation)	(28,209,518)	51,564,016

Net increase (decrease) in net assets resulting from operations	(638,945)	78,895,787

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(3,342)
Service Class	—	(9,995,368)
Net realized gain on investments:
Standard Class	—	(862)
Service Class	—	(2,977,091)

	—	(12,976,663)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	826	71
Service Class	9,664,122	20,604,984
Reinvestment of dividends and distributions:
Standard Class	—	4,204
Service Class	—	12,972,459

	9,664,948	33,581,718

Cost of shares redeemed:
Standard Class	(10,713)	(98,219)
Service Class	(34,702,685)	(76,249,435)

	(34,713,398)	(76,347,654)

Decrease in net assets derived from capital share transactions	(25,048,450)	(42,765,936)

NET INCREASE (DECREASE) IN NET ASSETS	(25,687,395)	23,153,188
NET ASSETS:
Beginning of period	474,245,528	451,092,340

End of period	$448,558,133	$474,245,528

Undistributed (accumulated) net investment income (loss)	$(20,716)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–5

LVIP Select Core Equity Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Select Core Equity Managed Volatility Fund Standard Class
	Six Months
	Ended						5/1/13[3]
	6/30/18[1]		Year Ended				to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.486		$11.684	$11.081	$11.839	$11.459	$10.000

Income (loss) from investment operations:
Net investment income[4]	0.023		0.138	0.112	0.119	0.141	0.224
Net realized and unrealized gain (loss)	(0.033)		2.086	0.619	(0.688)	0.570	1.346

Total from investment operations	(0.010)		2.224	0.731	(0.569)	0.711	1.570

Less dividends and distributions from:
Net investment income	—		(0.336)	(0.128)	(0.189)	(0.331)	(0.111)
Net realized gain	—		(0.086)	—	—	—	—

Total dividends and distributions	—		(0.422)	(0.128)	(0.189)	(0.331)	(0.111)

Net asset value, end of period	$13.476		$13.486	$11.684	$11.081	$11.839	$11.459

Total return[5]	(0.07%	)	19.03%	6.59%	(4.81% )	6.18%	15.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128		$138	$210	$626	$448	$229
Ratio of expenses to average net assets[6]	0.10%		0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.76%		0.75%	0.75%	0.77%	0.80%	1.24%
Ratio of net investment income to average net assets	0.34%	[7]	1.08%	1.03%	1.02%	1.20%	3.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(0.32%	)[7]	0.43%	0.38%	0.35%	0.50%	1.95%
Portfolio turnover	9%		11%	44%	7%	6%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–6

LVIP Select Core Equity Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Select Core Equity Managed Volatility Fund Service Class
	Six Months
	Ended						5/1/13[3]
	6/30/18[1]			Year Ended			to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.479		$11.681	$11.082	$11.838	$11.459	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.001)		0.094	0.076	0.078	0.100	0.202
Net realized and unrealized gain (loss)	(0.033)		2.082	0.612	(0.686)	0.568	1.342

Total from investment operations	(0.034)		2.176	0.688	(0.608)	0.668	1.544

Less dividends and distributions from:
Net investment income	—		(0.292)	(0.089)	(0.148)	(0.289)	(0.085)
Net realized gain	—		(0.086)	—	—	—	—

Total dividends and distributions	—		(0.378)	(0.089)	(0.148)	(0.289)	(0.085)

Net asset value, end of period	$13.445		$13.479	$11.681	$11.082	$11.838	$11.459

Total return[5]	(0.25%	)	18.62%	6.22%	(5.15% )	5.81%	15.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$448,430		$474,108	$450,882	$443,649	$290,592	$101,106
Ratio of expenses to average net assets[6]	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.11%		1.10%	1.10%	1.12%	1.15%	1.59%
Ratio of net investment income to average net assets	(0.01%	)[7]	0.73%	0.68%	0.67%	0.85%	2.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(0.67%	)[7]	0.08%	0.03%	0.00%	0.15%	1.60%
Portfolio turnover	9%		11%	44%	7%	6%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP Select Core Equity Managed Volatility Fund–7

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current six months. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2018 and for the open tax years (years ended December 31, 2014-December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.

LVIP Select Core Equity Managed Volatility Fund–8

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.62% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.10% of the average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$13,102
Legal	2,610

Lincoln Life also provides certain contract holder and additional corporate services to the Fund.

Lincoln Life also performs daily trading operations. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The fees are calculated daily and paid monthly. The Fund reimbursed Lincoln Life for the cost of these services, which amounts to $12,209 for the six months ended June 30, 2018.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and Statements to Shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $xxx for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP Select Core Equity Managed Volatility Fund–9

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$16,891
Management fees payable to LIAC	30,111
Distribution fees payable to LFD	131,697
Printing and mailing fees payable to Lincoln Life	1,152
Shareholder servicing fees payable to Lincoln Life	10,915

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$41,072,989
Sales	39,537,856

At June 30, 2018, the cost and unrealized appreciation and (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal six months end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$398,319,051

Aggregate unrealized appreciation of investments and derivatives	$49,647,242
Aggregate unrealized depreciation of investments and derivatives	(485,096)

Net unrealized appreciation of investments and derivatives	$49,162,146

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Investment Companies	$447,966,293

Derivatives:
Liabilities:
Futures Contracts	$(485,096)

There were no Level 3 investments at the beginning or end of the period.

LVIP Select Core Equity Managed Volatility Fund–10

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	62	6
Service Class	717,244	1,613,105
Shares reinvested:
Standard Class	—	310
Service Class	—	959,314

	717,306	2,572,735

Shares redeemed:
Standard Class	(767)	(8,067)
Service Class	(2,538,364)	(5,996,477)

	(2,539,131)	(6,004,544)

Net decrease	(1,821,825)	(3,431,809)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objectives and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(12,384)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(472,712)

Total		$—		$(485,096)

LVIP Select Core Equity Managed Volatility Fund–11

LVIP Select Core Equity Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,950,772)	$(33,551)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	503,410	(739,008)

Total		$(6,447,362)	$(772,559)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (Average notional value)	$10,866,419	$44,146,036

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Select Core Equity Managed Volatility Fund–12

LVIP SSGA Index Allocation Funds

LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Moderate Index Allocation Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund

LVIP SSGA Structured Allocation Funds

LVIP SSGA Conservative Structured Allocation Fund

LVIP SSGA Moderate Structured Allocation Fund

LVIP SSGA Moderately Aggressive Structured Allocation Fund

each a series of Lincoln Variable
Insurance Products Trust

Semiannual Report

June 30, 2018

LVIP SSGA Allocation Funds

The Funds files their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers and reimbursements in effect.

LVIP SSGA Conservative Index Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$991.00	0.20%	$0.99
Service Class Shares	1,000.00	989.80	0.45%	2.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSGA Moderate Index Allocation Fund Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$995.90	0.21%	$1.04
Service Class Shares	1,000.00	994.70	0.46%	2.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.75	0.21%	$1.05
Service Class Shares	1,000.00	1,022.51	0.46%	2.31

LVIP SSGA Moderately Aggressive Index Allocation Fund
Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$995.10	0.21%	$1.04
Service Class Shares	1,000.00	993.90	0.46%	2.27
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.75	0.21%	$1.05
Service Class Shares	1,000.00	1,022.51	0.46%	2.31

LVIP SSGA Allocation Funds–1

LVIP SSGA Allocation Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP SSGA Conservative Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$985.70	0.23%	$1.13
Service Class Shares	1,000.00	984.50	0.48%	2.36
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.65	0.23%	$1.15
Service Class Shares	1,000.00	1,022.41	0.48%	2.41

LVIP SSGA Moderate Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$987.90	0.20%	$0.99
Service Class Shares	1,000.00	986.70	0.45%	2.22
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.80	0.20%	$1.00
Service Class Shares	1,000.00	1,022.56	0.45%	2.26

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$986.20	0.21%	$1.03
Service Class Shares	1,000.00	985.00	0.46%	2.26
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.75	0.21%	$1.05
Service Class Shares	1,000.00	1,022.51	0.46%	2.31

*“Expenses	Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Allocation Funds–2

LVIP SSGA Index Allocation Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

LVIP SSGA Conservative Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	86.16%
Investment Companies	86.16%
Equity Funds	21.91%
Fixed Income Fund	50.47%
International Equity Fund	13.78%
Unaffiliated Investments	13.89%
Investment Companies	13.89%
Fixed Income Fund	10.14%
International Equity Fund	3.75%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP SSGA Moderate Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	84.21%
Investment Companies	84.21%
Equity Funds	34.01%
Fixed Income Fund	30.42%
International Equity Fund	19.78%
Unaffiliated Investments	15.85%
Investment Companies	15.85%
Fixed Income Fund	10.19%
International Equity Fund	5.66%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

LVIP SSGA Moderately Aggressive Index Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	85.47%
Investment Companies	85.47%
Equity Funds	38.17%
Fixed Income Fund	25.46%
International Equity Fund	21.84%
Unaffiliated Investments	14.58%
Investment Companies	14.58%
Fixed Income Fund	5.11%
International Equity Fund	9.47%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–3

LVIP SSGA Structured Allocation Funds

Security Type/Sector Allocations (unaudited) (continued)

As of June 30, 2018

LVIP SSGA Conservative Structured
Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	90.20%
Investment Companies	90.20%
Equity Funds	21.99%
Fixed Income Fund	50.67%
International Equity Funds	17.54%
Unaffiliated Investment	10.18%
Investment Company	10.18%
Fixed Income Fund	10.18%
Total Value of Securities	100.38%
Liabilities Net of Receivables and Other Assets	(0.38%)
Total Net Assets	100.00%

LVIP SSGA Moderate Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	100.07%
Investment Companies	100.07%
Equity Funds	34.05%
Fixed Income Funds	40.65%
International Equity Funds	25.37%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.96%
Investment Companies	94.96%
Equity Funds	38.23%
Fixed Income Fund	25.49%
International Equity Funds	31.24%
Unaffiliated Investment	5.12%
Investment Company	5.12%
Fixed Income Fund	5.12%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

LVIP SSGA Allocation Funds–4

LVIP SSGA Conservative Index Allocation Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–86.16%
INVESTMENT COMPANIES–86.16%
Equity Funds–21.91%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	247,210	$3,333,870
LVIP SSGA S&P 500 Index Fund	1,002,498	18,894,082
LVIP SSGA Small-Cap Index Fund	65,109	2,218,991

		24,446,943

Fixed Income Fund–50.47%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	5,105,678	56,310,526

		56,310,526

International Equity Fund–13.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	1,590,352	15,375,523

		15,375,523

Total Affiliated Investments (Cost $82,554,608)		96,132,992

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–13.89%
INVESTMENT COMPANIES–13.89%
Fixed Income Fund–10.14%
SPDR® Bloomberg Barclays TIPS ETF	203,649	$11,308,629

		11,308,629

International Equity Fund–3.75%
iShares Core MSCI Emerging Markets ETF	79,699	4,184,994

		4,184,994

Total Unaffiliated Investments (Cost $14,817,092)		15,493,623

TOTAL VALUE OF SECURITIES–100.05% (Cost $97,371,700)	111,626,615
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(57,714)

NET ASSETS APPLICABLE TO 8,609,958 SHARES OUTSTANDING–100.00%	$111,568,901

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–5

LVIP SSGA Moderate Index Allocation Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–84.21%
INVESTMENT COMPANIES–84.21%
Equity Funds–34.01%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,767,201	$23,832,476
LVIP SSGA S&P 500 Index Fund	5,058,536	95,338,232
LVIP SSGA Small-Cap Index Fund	465,447	15,862,906

		135,033,614

Fixed Income Fund–30.42%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	10,951,699	120,786,284

		120,786,284

International Equity Fund–19.78%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	8,121,178	78,515,546

		78,515,546

Total Affiliated Investments (Cost $270,655,886)		334,335,444

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–15.85%
INVESTMENT COMPANIES–15.85%
Fixed Income Fund–10.19%
SPDR® Bloomberg Barclays TIPS ETF	728,447	$40,450,662

		40,450,662

International Equity Fund–5.66%
iShares Core MSCI Emerging Markets ETF	427,547	22,450,493

		22,450,493

Total Unaffiliated Investments (Cost $60,673,969)		62,901,155

TOTAL VALUE OF SECURITIES–100.06% (Cost $331,329,855)	397,236,599
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(225,407)

NET ASSETS APPLICABLE TO 27,224,655 SHARES OUTSTANDING–100.00%	$397,011,192

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–6

LVIP SSGA Moderately Aggressive Index Allocation Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–85.47%
INVESTMENT COMPANIES–85.47%
Equity Funds–38.17%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	1,888,551	$25,469,001
LVIP SSGA S&P 500 Index Fund	5,020,076	94,613,366
LVIP SSGA Small-Cap Index Fund	532,913	18,162,206

		138,244,573

Fixed Income Fund–25.46%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	8,359,808	92,200,328

		92,200,328

International Equity Fund–21.84%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA International Index Fund	8,183,399	79,117,106

		79,117,106

Total Affiliated Investments (Cost $244,285,216)		309,562,007

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–14.58%
INVESTMENT COMPANIES–14.58%
Fixed Income Fund–5.11%
SPDR® Bloomberg Barclays TIPS ETF	333,464	$18,517,256

		18,517,256

International Equity Fund–9.47%
iShares Core MSCI Emerging Markets ETF	652,670	34,271,702

		34,271,702

Total Unaffiliated Investments (Cost $49,121,609)		52,788,958

TOTAL VALUE OF SECURITIES–100.05% (Cost $293,406,825)	362,350,965
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(182,158)

NET ASSETS APPLICABLE TO 24,001,487 SHARES OUTSTANDING–100.00%	$362,168,807

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MSCI–Morgan Stanley Capital International

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–7

LVIP SSGA Conservative Structured Allocation Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–90.20%
INVESTMENT COMPANIES–90.20%
Equity Funds–21.99%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	1,173,016	$16,038,650
LVIP SSGA Mid-Cap Index Fund	298,306	4,022,956
LVIP SSGA S&P 500 Index Fund	853,892	16,093,294
LVIP SSGA Small-Cap Index Fund	117,852	4,016,506
LVIP SSGA Small-Mid Cap 200 Fund	286,052	4,063,939

		44,235,345

Fixed Income Fund–50.67%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	9,240,760	101,916,338

		101,916,338

International Equity Funds–17.54%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	1,545,139	13,813,542
LVIP SSGA Emerging Markets 100 Fund	827,920	7,560,567
LVIP SSGA International Index Fund	1,439,123	13,913,442

		35,287,551

Total Affiliated Investments (Cost $160,334,657)		181,439,234

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–10.18%
INVESTMENT COMPANY–10.18%
Fixed Income Fund–10.18%
SPDR® Bloomberg Barclays TIPS ETF	368,590	$20,467,803

Total Unaffiliated Investment (Cost $20,262,064)		20,467,803

TOTAL VALUE OF SECURITIES–100.38% (Cost $180,596,721)	201,907,037
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.38%)	(761,129)

NET ASSETS APPLICABLE TO 16,952,652 SHARES OUTSTANDING–100.00%	$201,145,908

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–8

LVIP SSGA Moderate Structured Allocation Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–100.07%
INVESTMENT COMPANIES–100.07%
Equity Funds–34.05%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	7,959,966	$108,836,610
LVIP SSGA Mid-Cap Index Fund	2,699,090	36,399,932
LVIP SSGA S&P 500 Index Fund	5,794,471	109,208,402
LVIP SSGA Small-Cap Index Fund	799,775	27,257,146
LVIP SSGA Small-Mid Cap 200 Fund	1,941,222	27,578,937

		309,281,027

Fixed Income Funds–40.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	25,082,745	276,637,596
SPDR® Bloomberg Barclays TIPS ETF	1,667,643	92,604,216

		369,241,812

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–25.37%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	9,984,839	$89,264,456
LVIP SSGA Emerging Markets 100 Fund	5,617,074	51,295,119
LVIP SSGA International Index Fund	9,299,991	89,912,316

		230,471,891

Total Affiliated Investments (Cost $779,571,475)		908,994,730

TOTAL VALUE OF SECURITIES–100.07% (Cost $779,571,475)	908,994,730
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(606,850)

NET ASSETS APPLICABLE TO 69,976,456 SHARES OUTSTANDING–100.00%	$908,387,880

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–9

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.96%
INVESTMENT COMPANIES–94.96%
Equity Funds–38.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	5,197,601	$71,066,796
LVIP SSGA Mid-Cap Index Fund	1,626,875	21,940,031
LVIP SSGA S&P 500 Index Fund	3,783,628	71,310,046
LVIP SSGA Small-Cap Index Fund	642,758	21,905,828
LVIP SSGA Small-Mid Cap 200 Fund	1,560,191	22,165,632

		208,388,333

Fixed Income Fund–25.49%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	12,599,603	138,961,019

		138,961,019

International Equity Funds–31.24%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	6,619,283	59,176,388
LVIP SSGA Emerging Markets 100 Fund	5,640,808	51,511,862
LVIP SSGA International Index Fund	6,165,501	59,608,064

		170,296,314

Total Affiliated Investments (Cost $428,614,316)		517,645,666

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–5.12%
INVESTMENT COMPANY–5.12%
Fixed Income Fund–5.12%
SPDR® Bloomberg Barclays TIPS ETF	502,735	$27,916,874

Total Unaffiliated Investment (Cost $27,824,734)		27,916,874

TOTAL VALUE OF SECURITIES–100.08% (Cost $456,439,050)	545,562,540
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(440,062)

NET ASSETS APPLICABLE TO 40,573,913 SHARES OUTSTANDING–100.00%	$545,122,478

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–10

LVIP SSGA Allocation Funds

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
ASSETS:
Affiliated investments, at value	$96,132,992	$334,335,444	$309,562,007	$181,439,234	$908,994,730	$517,645,666
Unaffiliated investments, at value	15,493,623	62,901,155	52,788,958	20,467,803	—	27,916,874
Receivable for fund shares sold	108,048	25,818	159,307	—	1,384	78,561
Cash	22,020	—	—	—	7,533	—
Receivable for investments sold	12,894	96,118	1,148,681	199,172	30,561	1,191,177
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	5,991	—	—	—	—	—
Dividends receivable	55	577	771	17	28	22

TOTAL ASSETS	111,775,623	397,359,112	363,659,724	202,106,226	909,034,236	546,832,300

LIABILITIES:
Payable for fund shares redeemed	126,109	123,590	230,204	678,961	283,731	323,379
Payable for investments purchased	34,782	—	—	—	38,005	—
Due to manager and affiliates	32,740	112,749	97,305	68,064	305,026	179,442
Accrued expenses payable	13,091	15,391	14,696	14,118	19,594	15,764
Due to custodian	—	96,190	1,148,712	199,175	—	1,191,237

TOTAL LIABILITIES	206,722	347,920	1,490,917	960,318	646,356	1,709,822

TOTAL NET ASSETS	$111,568,901	$397,011,192	$362,168,807	$201,145,908	$908,387,880	$545,122,478

Affiliated investments, at cost	$82,554,608	$270,655,886	$244,285,216	$160,334,657	$779,571,475	$428,614,316
Unaffiliated investments, at cost	14,817,092	60,673,969	49,121,609	20,262,064	—	27,824,734

Standard Class:
Net Assets	$32,787,678	$133,123,931	$151,578,706	$18,053,373	$97,359,256	$81,876,532
Shares Outstanding	2,527,564	9,118,863	10,027,855	1,519,419	7,487,555	6,084,018
Net Asset Value Per Share.	$12.972	$14.599	$15.116	$11.882	$13.003	$13.458

Service Class:
Net Assets	$78,781,223	$263,887,261	$210,590,101	$183,092,535	$811,028,624	$463,245,946
Shares Outstanding	6,082,394	18,105,792	13,973,632	15,433,233	62,488,901	34,489,895
Net Asset Value Per Share.	$12.952	$14.575	$15.071	$11.864	$12.979	$13.431

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$99,018,746	$335,086,149	$297,248,412	$182,944,349	$786,210,009	$471,119,324
Accumulated net investment loss	(34,471)	(56,382)	(124,158)	(207,891)	(785,057)	(769,230)
Accumulated net realized loss on investments	(1,670,289)	(3,925,319)	(3,899,587)	(2,900,866)	(6,460,327)	(14,351,106)
Net unrealized appreciation of investments	14,254,915	65,906,744	68,944,140	21,310,316	129,423,255	89,123,490

TOTAL NET ASSETS	$111,568,901	$397,011,192	$362,168,807	$201,145,908	$908,387,880	$545,122,478

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–11

LVIP SSGA Allocation Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$171,321	$667,777	$509,006	$253,639	$733	$345,539
Dividends from affiliated investments	—	—	—	8,278	1,198,697	56,962

	171,321	667,777	509,006	261,917	1,199,430	402,501

EXPENSES:
Management fees	135,746	479,792	441,412	258,434	1,158,160	697,766
Distribution expenses-Service Class	97,252	319,780	259,384	236,588	1,038,379	597,878
Accounting and administration expenses	18,772	28,041	26,991	22,180	46,960	34,119
Shareholder servicing fees	15,747	55,656	51,204	29,978	134,347	80,941
Professional fees	12,628	14,742	14,139	13,223	18,178	15,833
Reports and statements to shareholders	4,143	8,439	7,479	5,695	27,228	10,083
Custodian fees	1,711	1,977	2,059	2,151	5,262	2,259
Trustees’ fees and expenses	1,648	5,637	5,133	3,141	13,812	8,365
Consulting fees	907	986	975	940	1,156	1,040
Pricing fees	2	2	2	1	1	—
Other	348	1,024	951	851	4,268	2,553

	288,904	916,076	809,729	573,182	2,447,751	1,450,837
Less:
Management fees waived	(54,298)	(191,917)	(176,565)	(103,374)	(463,264)	(279,106)
Expenses reimbursed	(28,757)	—	—	—	—	—

Total operating expenses	205,849	724,159	633,164	469,808	1,984,487	1,171,731

NET INVESTMENT LOSS	(34,528)	(56,382)	(124,158)	(207,891)	(785,057)	(769,230)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(52,415)	(138,005)	(4,792)	1,203,855	5,023,804	1,840,576
Sale of unaffiliated investments	14,328	8,742	25,440	(39,762)	—	(49,972)

Net realized gain (loss)	(38,087)	(129,263)	20,648	1,164,093	5,023,804	1,790,604

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(541,312)	294,522	966,248	(3,970,597)	(16,440,578)	(9,025,776)
Unaffiliated investments	(490,062)	(2,300,172)	(3,028,881)	(236,390)	—	(306,790)

Net change in unrealized appreciation (depreciation)	(1,031,374)	(2,005,650)	(2,062,633)	(4,206,987)	(16,440,578)	(9,332,566)

NET REALIZED AND UNREALIZED LOSS	(1,069,461)	(2,134,913)	(2,041,985)	(3,042,894)	(11,416,774)	(7,541,962)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,103,989)	$(2,191,295)	$(2,166,143)	$(3,250,785)	$(12,201,831)	$(8,311,192)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–12

LVIP SSGA Allocation Funds

Statements of Changes in Net Assets

	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(34,528)	$2,079,401	$(56,382)	$6,917,385	$(124,158)	$6,170,822
Net realized gain (loss)	(38,087)	536,102	(129,263)	1,284,084	20,648	1,299,725
Net change in unrealized appreciation (depreciation)	(1,031,374)	7,483,985	(2,005,650)	37,233,452	(2,062,633)	39,948,599

Net increase (decrease) in net assets resulting from operations	(1,103,989)	10,099,488	(2,191,295)	45,434,921	(2,166,143)	47,419,146

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(615,144)	—	(2,558,280)	—	(2,860,330)
Service Class	—	(1,521,621)	—	(4,747,203)	—	(3,673,122)
Net realized gain:
Standard Class	—	(75,639)	—	(435,850)	—	(553,221)
Service Class	—	(217,530)	—	(929,058)	—	(824,554)

	—	(2,429,934)	—	(8,670,391)	—	(7,911,227)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,962,970	8,285,970	18,053,136	37,723,422	17,235,795	32,050,335
Service Class	8,800,115	10,834,892	32,879,308	40,624,759	25,228,996	24,858,011
Reinvestment of dividends and distributions:
Standard Class	—	690,783	—	2,994,130	—	3,413,551
Service Class	—	1,739,151	—	5,676,261	—	4,497,676

	15,763,085	21,550,796	50,932,444	87,018,572	42,464,791	64,819,573

Cost of shares redeemed:
Standard Class	(2,906,782)	(1,940,099)	(7,075,948)	(9,800,077)	(6,599,662)	(5,872,897)
Service Class	(8,525,244)	(14,833,703)	(22,926,625)	(38,657,642)	(17,743,070)	(26,437,636)

	(11,432,026)	(16,773,802)	(30,002,573)	(48,457,719)	(24,342,732)	(32,310,533)

Increase in net assets derived from capital share transactions	4,331,059	4,776,994	20,929,871	38,560,853	18,122,059	32,509,040

NET INCREASE IN NET ASSETS	3,227,070	12,446,548	18,738,576	75,325,383	15,955,916	72,016,959
NET ASSETS:
Beginning of period	108,341,831	95,895,283	378,272,616	302,947,233	346,212,891	274,195,932

End of period	$111,568,901	$108,341,831	$397,011,192	$378,272,616	$362,168,807	$346,212,891

Undistributed (accumulated) net investment income (loss)	$(34,471)	$57	$(56,382)	$—	$(124,158)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–13

LVIP SSGA Allocation Funds

Statements of Changes in Net Assets (continued)

	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(207,891)	$4,530,965	$(785,057)	$20,133,857	$(769,230)	$11,827,221
Net realized gain	1,164,093	4,659,087	5,023,804	25,982,955	1,790,604	13,328,734
Net change in unrealized appreciation (depreciation)	(4,206,987)	9,896,165	(16,440,578)	65,444,701	(9,332,566)	46,602,474

Net increase (decrease) in net assets resulting from operations	(3,250,785)	19,086,217	(12,201,831)	111,561,513	(8,311,192)	71,758,429

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(572,194)	—	(3,532,973)	—	(3,021,389)
Service Class	—	(6,086,364)	—	(30,636,359)	—	(18,102,244)
Net realized gain:
Standard Class	—	(175,720)	—	(1,370,314)	—	(1,108,874)
Service Class	—	(2,170,122)	—	(13,467,808)	—	(7,678,540)

	—	(9,004,400)	—	(49,007,454)	—	(29,911,047)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,029,179	3,050,368	10,215,561	17,235,017	8,776,062	15,270,944
Service Class	6,796,132	19,751,123	21,227,971	56,730,628	22,717,778	50,539,196
Reinvestment of dividends and distributions:
Standard Class	—	747,914	—	4,903,287	—	4,130,263
Service Class	—	8,256,486	—	44,104,167	—	25,780,784

	8,825,311	31,805,891	31,443,532	122,973,099	31,493,840	95,721,187

Cost of shares redeemed:
Standard Class	(1,086,406)	(969,228)	(5,006,382)	(3,964,657)	(2,713,204)	(3,518,951)
Service Class	(19,572,496)	(33,304,050)	(59,852,149)	(114,779,450)	(41,604,461)	(62,629,591)

	(20,658,902)	(34,273,278)	(64,858,531)	(118,744,107)	(44,317,665)	(66,148,542)

Increase (decrease) in net assets derived from capital share transactions	(11,833,591)	(2,467,387)	(33,414,999)	4,228,992	(12,823,825)	29,572,645

NET INCREASE (DECREASE) IN NET ASSETS	(15,084,376)	7,614,430	(45,616,830)	66,783,051	(21,135,017)	71,420,027
NET ASSETS:
Beginning of period	216,230,284	208,615,854	954,004,710	887,221,659	566,257,495	494,837,468

End of period	$201,145,908	$216,230,284	$908,387,880	$954,004,710	$545,122,478	$566,257,495

Accumulated net investment loss	$(207,891)	$—	$(785,057)	$—	$(769,230)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–14

LVIP SSGA Conservative Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.090		$12.117	$11.876	$12.260	$11.996	$11.404

Income (loss) from investment operations:
Net investment income[2]	0.007		0.287	0.261	0.244	0.225	0.188
Net realized and unrealized gain (loss)	(0.125)		1.011	0.333	(0.359)	0.342	0.587

Total from investment operations	(0.118)		1.298	0.594	(0.115)	0.567	0.775

Less dividends and distributions from:
Net investment income	—		(0.288)	(0.262)	(0.250)	(0.223)	(0.183)
Net realized gain	—		(0.037)	(0.091)	(0.019)	(0.080)	—

Total dividends and distributions	—		(0.325)	(0.353)	(0.269)	(0.303)	(0.183)

Net asset value, end of period	$12.972		$13.090	$12.117	$11.876	$12.260	$11.996

Total return[3]	(0.90%	)	10.72%	5.01%	(0.94% )	4.73%	6.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,788		$29,018	$20,170	$13,664	$11,603	$7,043
Ratio of expenses to average net assets[4]	0.20%		0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.35%		0.34%	0.33%	0.33%	0.34%	0.38%
Ratio of net investment income to average net assets	0.11%	[5]	2.24%	2.13%	1.97%	1.82%	1.59%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.04%	)[5]	2.10%	2.00%	1.84%	1.68%	1.41%
Portfolio turnover	9%		15%	18%	22%	16%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–15

LVIP SSGA Conservative Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.086		$12.115	$11.875	$12.258	$11.995	$11.404

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)		0.254	0.229	0.213	0.194	0.157
Net realized and unrealized gain (loss)	(0.125)		1.010	0.334	(0.358)	0.341	0.588

Total from investment operations	(0.134)		1.264	0.563	(0.145)	0.535	0.745

Less dividends and distributions from:
Net investment income	—		(0.256)	(0.232)	(0.219)	(0.192)	(0.154)
Net realized gain	—		(0.037)	(0.091)	(0.019)	(0.080)	—

Total dividends and distributions	—		(0.293)	(0.323)	(0.238)	(0.272)	(0.154)

Net asset value, end of period	$12.952		$13.086	$12.115	$11.875	$12.258	$11.995

Total return[3]	(1.02%	)	10.44%	4.74%	(1.19% )	4.46%	6.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$78,781		$79,324	$75,725	$69,586	$65,920	$61,760
Ratio of expenses to average net assets[4]	0.45%		0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.60%		0.59%	0.58%	0.58%	0.59%	0.63%
Ratio of net investment income (loss) to average net assets	(0.14%	)[5]	1.99%	1.88%	1.72%	1.57%	1.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.29%	)[5]	1.85%	1.75%	1.59%	1.43%	1.16%
Portfolio turnover	9%		15%	18%	22%	16%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–16

LVIP SSGA Moderate Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$14.659		$13.119	$12.703	$13.159	$12.905	$11.638

Income (loss) from investment operations:
Net investment income[2]	0.010		0.311	0.287	0.246	0.251	0.190
Net realized and unrealized gain (loss)	(0.070)		1.597	0.556	(0.440)	0.319	1.260

Total from investment operations	(0.060)		1.908	0.843	(0.194)	0.570	1.450

Less dividends and distributions from:
Net investment income	—		(0.313)	(0.273)	(0.236)	(0.272)	(0.183)
Net realized gain	—		(0.055)	(0.154)	(0.026)	(0.044)	—

Total dividends and distributions	—		(0.368)	(0.427)	(0.262)	(0.316)	(0.183)

Net asset value, end of period	$14.599		$14.659	$13.119	$12.703	$13.159	$12.905

Total return[3]	(0.41%	)	14.55%	6.65%	(1.48% )	4.41%	12.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,124		$122,827	$81,080	$51,915	$32,003	$11,835
Ratio of expenses to average net assets[4]	0.21%		0.20%	0.19%	0.19%	0.19%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%		0.30%	0.29%	0.29%	0.29%	0.31%
Ratio of net investment income to average net assets	0.14%	[5]	2.20%	2.20%	1.85%	1.88%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.04%	[5]	2.10%	2.10%	1.75%	1.78%	1.42%
Portfolio turnover	5%		11%	10%	17%	9%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–17

LVIP SSGA Moderate Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$14.653		$13.116	$12.702	$13.156	$12.903	$11.638

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)		0.275	0.253	0.213	0.216	0.158
Net realized and unrealized gain (loss)	(0.070)		1.595	0.555	(0.438)	0.320	1.259

Total from investment operations	(0.078)		1.870	0.808	(0.225)	0.536	1.417

Less dividends and distributions from:
Net investment income	—		(0.278)	(0.240)	(0.203)	(0.239)	(0.152)
Net realized gain	—		(0.055)	(0.154)	(0.026)	(0.044)	—

Total dividends and distributions	—		(0.333)	(0.394)	(0.229)	(0.283)	(0.152)

Net asset value, end of period	$14.575		$14.653	$13.116	$12.702	$13.156	$12.903

Total return[3]	(0.53%	)	14.27%	6.37%	(1.71% )	4.15%	12.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$263,887		$255,446	$221,867	$207,474	$206,432	$187,311
Ratio of expenses to average net assets[4]	0.46%		0.45%	0.44%	0.44%	0.44%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%		0.55%	0.54%	0.54%	0.54%	0.56%
Ratio of net investment income (loss) to average net assets	(0.11%	)[5]	1.95%	1.95%	1.60%	1.63%	1.28%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.21%	)[5]	1.85%	1.85%	1.50%	1.53%	1.17%
Portfolio turnover	5%		11%	10%	17%	9%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–18

LVIP SSGA Moderately Aggressive Index Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$15.191		$13.311	$12.833	$13.380	$13.192	$11.654

Income (loss) from investment operations:
Net investment income[2]	0.006		0.313	0.291	0.258	0.259	0.197
Net realized and unrealized gain (loss)	(0.081)		1.944	0.652	(0.529)	0.272	1.528

Total from investment operations	(0.075)		2.257	0.943	(0.271)	0.531	1.725

Less dividends and distributions from:
Net investment income	—		(0.314)	(0.283)	(0.250)	(0.291)	(0.187)
Net realized gain	—		(0.063)	(0.182)	(0.026)	(0.052)	—

Total dividends and distributions	—		(0.377)	(0.465)	(0.276)	(0.343)	(0.187)

Net asset value, end of period	$15.116		$15.191	$13.311	$12.833	$13.380	$13.192

Total return[3]	(0.49%	)	16.97%	7.37%	(2.04% )	4.01%	14.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151,579		$141,716	$97,140	$66,606	$42,380	$19,904
Ratio of expenses to average net assets[4]	0.21%		0.21%	0.19%	0.19%	0.19%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%		0.31%	0.29%	0.29%	0.29%	0.31%
Ratio of net investment income to average net assets	0.08%	[5]	2.16%	2.21%	1.91%	1.91%	1.56%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.02%	)[5]	2.06%	2.11%	1.81%	1.81%	1.45%
Portfolio turnover	5%		10%	10%	20%	12%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–19

LVIP SSGA Moderately Aggressive Index Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$15.164		$13.291	$12.815	$13.361	$13.174	$11.640

Income (loss) from investment operations:
Net investment income[2]	(0.013)		0.275	0.257	0.224	0.224	0.163
Net realized and unrealized gain (loss)	(0.080)		1.938	0.652	(0.528)	0.272	1.527

Total from investment operations	(0.093)		2.213	0.909	(0.304)	0.496	1.690

Less dividends and distributions from:
Net investment income	—		(0.277)	(0.251)	(0.216)	(0.257)	(0.156)
Net realized gain	—		(0.063)	(0.182)	(0.026)	(0.052)	—

Total dividends and distributions	—		(0.340)	(0.433)	(0.242)	(0.309)	(0.156)

Net asset value, end of period	$15.071		$15.164	$13.291	$12.815	$13.361	$13.174

Total return[3]	(0.61%	)	16.67%	7.11%	(2.28% )	3.75%	14.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,590		$204,497	$177,056	$168,948	$176,575	$169,949
Ratio of expenses to average net assets[4]	0.46%		0.46%	0.44%	0.44%	0.44%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%		0.56%	0.54%	0.54%	0.54%	0.56%
Ratio of net investment income (loss) to average net assets	(0.17%	)[5]	1.91%	1.96%	1.66%	1.66%	1.31%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.27%	)[5]	1.81%	1.86%	1.56%	1.56%	1.20%
Portfolio turnover	5%		10%	10%	20%	12%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–20

LVIP SSGA Conservative Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSGA Conservative Structured Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$12.054		$11.489	$11.265	$11.877	$11.682	$11.138

Income (loss) from investment operations:
Net investment income[2]	0.002		0.286	0.259	0.247	0.234	0.190
Net realized and unrealized gain (loss)	(0.174)		0.826	0.509	(0.468)	0.412	0.597

Total from investment operations	(0.172)		1.112	0.768	(0.221)	0.646	0.787

Less dividends and distributions from:
Net investment income	—		(0.411)	(0.265)	(0.310)	(0.296)	(0.239)
Net realized gain	—		(0.136)	(0.279)	(0.081)	(0.155)	(0.004)

Total dividends and distributions	—		(0.547)	(0.544)	(0.391)	(0.451)	(0.243)

Net asset value, end of period	$11.882		$12.054	$11.489	$11.265	$11.877	$11.682

Total return[3]	(1.43%	)	9.70%	6.84%	(1.86% )	5.54%	7.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,053		$17,372	$13,873	$9,094	$8,095	$3,846
Ratio of expenses to average net assets[4]	0.23%		0.21%	0.20%	0.19%	0.19%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%		0.31%	0.30%	0.29%	0.29%	0.30%
Ratio of net investment income to average net assets	0.03%	[5]	2.37%	2.23%	2.07%	1.93%	1.64%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.07%	)[5]	2.27%	2.13%	1.97%	1.83%	1.54%
Portfolio turnover	3%		12%	17%	22%	16%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–21

LVIP SSGA Conservative Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

			LVIP SSGA Conservative Structured Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$12.051		$11.487	$11.264	$11.875	$11.681	$11.138

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)		0.255	0.229	0.217	0.203	0.160
Net realized and unrealized gain (loss)	(0.174)		0.825	0.509	(0.466)	0.412	0.597

Total from investment operations	(0.187)		1.080	0.738	(0.249)	0.615	0.757

Less dividends and distributions from:
Net investment income	—		(0.380)	(0.236)	(0.281)	(0.266)	(0.210)
Net realized gain	—		(0.136)	(0.279)	(0.081)	(0.155)	(0.004)

Total dividends and distributions	—		(0.516)	(0.515)	(0.362)	(0.421)	(0.214)

Net asset value, end of period	$11.864		$12.051	$11.487	$11.264	$11.875	$11.681

Total return[3]	(1.55%	)	9.43%	6.57%	(2.10% )	5.27%	6.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$183,093		$198,858	$194,743	$186,076	$202,181	$199,373
Ratio of expenses to average net assets[4]	0.48%		0.46%	0.45%	0.44%	0.44%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.58%		0.56%	0.55%	0.54%	0.54%	0.55%
Ratio of net investment income (loss) to average net assets	(0.22%	)[5]	2.12%	1.98%	1.82%	1.68%	1.39%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.32%	)[5]	2.02%	1.88%	1.72%	1.58%	1.29%
Portfolio turnover	3%		12%	17%	22%	16%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–22

LVIP SSGA Moderate Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

				LVIP SSGA Moderate Structured Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.162		$12.285	$11.863	$12.650	$12.426	$11.276

Income (loss) from investment operations:
Net investment income[2]	0.004		0.315	0.274	0.264	0.259	0.237
Net realized and unrealized gain (loss)	(0.163)		1.293	0.816	(0.603)	0.432	1.205

Total from investment operations	(0.159)		1.608	1.090	(0.339)	0.691	1.442

Less dividends and distributions from:
Net investment income	—		(0.518)	(0.286)	(0.360)	(0.352)	(0.283)
Net realized gain	—		(0.213)	(0.382)	(0.088)	(0.115)	(0.009)

Total dividends and distributions	—		(0.731)	(0.668)	(0.448)	(0.467)	(0.292)

Net asset value, end of period	$13.003		$13.162	$12.285	$11.863	$12.650	$12.426

Total return[3]	(1.21%	)	13.15%	9.27%	(2.69% )	5.56%	12.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,359		$93,340	$70,035	$52,020	$39,714	$21,706
Ratio of expenses to average net assets[4]	0.20%		0.20%	0.18%	0.17%	0.17%	0.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%		0.30%	0.28%	0.27%	0.27%	0.28%
Ratio of net investment income to average net assets	0.05%	[5]	2.41%	2.24%	2.08%	2.02%	1.96%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05%	)[5]	2.31%	2.14%	1.98%	1.92%	1.86%
Portfolio turnover	3%		11%	12%	17%	10%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–23

LVIP SSGA Moderate Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

				LVIP SSGA Moderate Structured Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.154		$12.280	$11.859	$12.646	$12.423	$11.274

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.013)		0.282	0.242	0.232	0.226	0.205
Net realized and unrealized gain (loss)	(0.162)		1.290	0.817	(0.603)	0.432	1.206

Total from investment operations	(0.175)		1.572	1.059	(0.371)	0.658	1.411

Less dividends and distributions from:
Net investment income	—		(0.485)	(0.256)	(0.328)	(0.320)	(0.253)
Net realized gain	—		(0.213)	(0.382)	(0.088)	(0.115)	(0.009)

Total dividends and distributions	—		(0.698)	(0.638)	(0.416)	(0.435)	(0.262)

Net asset value, end of period	$12.979		$13.154	$12.280	$11.859	$12.646	$12.423

Total return[3]	(1.33%	)	12.86%	9.01%	(2.95% )	5.29%	12.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$811,029		$860,665	$817,187	$805,329	$886,843	$922,379
Ratio of expenses to average net assets[4]	0.45%		0.45%	0.43%	0.42%	0.42%	0.43%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%		0.55%	0.53%	0.52%	0.52%	0.53%
Ratio of net investment income (loss) to average net assets	(0.20%	)[5]	2.16%	1.99%	1.83%	1.77%	1.72%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30%	)[5]	2.06%	1.89%	1.73%	1.67%	1.62%
Portfolio turnover	3%		11%	12%	17%	10%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–24

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

				LVIP SSGA Moderately Aggressive Structured Allocation Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.646		$12.567	$12.036	$12.945	$12.803	$11.407

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.004)		0.333	0.291	0.300	0.292	0.225
Net realized and unrealized gain (loss)	(0.184)		1.531	0.957	(0.749)	0.385	1.501

Total from investment operations	(0.188)		1.864	1.248	(0.449)	0.677	1.726

Less dividends and distributions from:
Net investment income	—		(0.558)	(0.300)	(0.403)	(0.385)	(0.301)
Net realized gain	—		(0.227)	(0.417)	(0.057)	(0.150)	(0.029)

Total dividends and distributions	—		(0.785)	(0.717)	(0.460)	(0.535)	(0.330)

Net asset value, end of period	$13.458		$13.646	$12.567	$12.036	$12.945	$12.803

Total return[3]	(1.38%	)	14.89%	10.48%	(3.48% )	5.28%	15.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,876		$76,979	$56,314	$37,405	$28,117	$14,043
Ratio of expenses to average net assets[4]	0.21%		0.20%	0.18%	0.18%	0.18%	0.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%		0.30%	0.28%	0.28%	0.28%	0.29%
Ratio of net investment income (loss) to average net assets	(0.06%	)[5]	2.46%	2.35%	2.31%	2.21%	1.82%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16%	)[5]	2.36%	2.25%	2.21%	2.11%	1.72%
Portfolio turnover	4%		12%	15%	15%	12%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–25

LVIP SSGA Moderately Aggressive Structured Allocation Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

				LVIP SSGA Moderately Aggressive Structured Allocation Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended 12/31/16	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.636		$12.560	$12.032	$12.940	$12.799	$11.404

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.021)		0.298	0.259	0.267	0.257	0.192
Net realized and unrealized gain (loss)	(0.184)		1.529	0.955	(0.748)	0.386	1.503

Total from investment operations	(0.205)		1.827	1.214	(0.481)	0.643	1.695

Less dividends and distributions from:
Net investment income	—		(0.524)	(0.269)	(0.370)	(0.352)	(0.271)
Net realized gain	—		(0.227)	(0.417)	(0.057)	(0.150)	(0.029)

Total dividends and distributions	—		(0.751)	(0.686)	(0.427)	(0.502)	(0.300)

Net asset value, end of period	$13.431		$13.636	$12.560	$12.032	$12.940	$12.799

Total return[3]	(1.50%	)	14.61%	10.20%	(3.72% )	5.02%	14.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$463,246		$489,278	$438,523	$425,106	$451,218	$428,859
Ratio of expenses to average net assets[4]	0.46%		0.45%	0.43%	0.43%	0.43%	0.44%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%		0.55%	0.53%	0.53%	0.53%	0.54%
Ratio of net investment income (loss) to average net assets	(0.31%	)[5]	2.21%	2.10%	2.06%	1.96%	1.57%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41%	)[5]	2.11%	2.00%	1.96%	1.86%	1.47%
Portfolio turnover	4%		12%	15%	15%	12%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Allocation Funds–26

LVIP SSGA Allocation Funds

Notes to Financial Statements

June 30, 2.018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Conservative Structured Allocation Fund, LVIP SSGA Moderate Structured Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.

The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP SSGA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA Allocation Funds–27

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds receive earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of each Fund’s average daily net assets. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of each Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management Inc. (“SSGA”) provides consulting services to LIAC, but has no management discretion over the Funds’ assets and LIAC pays no compensation to SSGA under the consulting agreement.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, each Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Administrative	$3,113	$10,767	$9,902	$5,924	$26,378	$15,783
Legal	620	2,145	1,973	1,180	5,255	3,144

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. The Funds pay Lincoln Life a fee for such services at an annual rate of 0.029% of the Funds’ average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, these fees were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Printing and mailing fees	$2,194	$5,752	$4,877	$3,436	$22,860	$6,867

LVIP SSGA Allocation Funds–28

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Funds had receivables due from and liabilities payable to affiliates as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Expense reimbursement receivable from LIAC	$5,991	$—	$—	$—	$—	$—
Management fees payable to LIAC	13,774	48,995	44,807	25,035	113,466	68,654
Distribution fees payable to LFD	16,204	54,210	43,828	38,032	168,878	97,446
Printing and mailing fees payable to Lincoln Life	99	71	7	157	745	69
Shareholder servicing fees payable to Lincoln Life	2,663	9,473	8,663	4,840	21,937	13,273

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Funds engaged in securities purchases and securities sales which resulted in net realized losses as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$516,513	$1,681,433	$957,336	$136,881	$248,892	$304,309
Sales	404,305	545,831	529,937	566,395	1,394,631	448,737
Net realized loss	(9,528)	(17,476)	(13,464)	(15,381)	(78,956)	(16,726)

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP SSGA Allocation Funds–29

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Funds held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Funds and the corresponding activity for the six months ended June 30, 2018, were as follows:

		LVIP SSGA Conservative Index Allocation Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–86.16%@
Equity Funds–21.91%@
*LVIP SSGA Mid-Cap Index Fund	$3,255,264	$382,155	$413,629	$5,299	$104,781	$3,333,870	$247,210	$—	$—
*LVIP SSGA S&P 500 Index Fund	18,546,850	2,165,545	2,295,811	97,163	380,335	18,894,082	1,002,498	—	—
*LVIP SSGA Small-Cap Index Fund	2,171,703	254,769	370,359	25,377	137,501	2,218,991	65,109	—	—
Fixed Income Funds–50.47%@
*LVIP SSGA Bond Index Fund	53,644,893	7,654,375	4,033,037	(172,049)	(783,656)	56,310,526	5,105,678	—	—
International Equity Funds–13.78%@
*LVIP SSGA International Index Fund	15,291,408	1,811,740	1,339,147	(8,205)	(380,273)	15,375,523	1,590,352	—	—

Total	$92,910,118	$12,268,584	$8,451,983	$(52,415)	$(541,312)	$96,132,992		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.

		LVIP SSGA Moderate Index Allocation Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–84.21%@
Equity Funds–34.01%@
*LVIP SSGA Mid-Cap Index Fund	$22,744,435	$2,034,696	$1,695,507	$5,958	$742,894	$23,832,476	1,767,201	$—	$—
*LVIP SSGA S&P 500 Index Fund	91,466,013	8,138,786	6,543,362	34,423	2,242,372	95,338,232	5,058,536	—	—
*LVIP SSGA Small-Cap Index Fund	15,173,953	1,356,463	1,792,051	76,528	1,048,013	15,862,906	465,447	—	—
Fixed Income Funds–30.42%@
*LVIP SSGA Bond Index Fund	112,442,283	14,231,070	3,881,095	(190,539)	(1,815,435)	120,786,284	10,951,699	—	—
International Equity Funds–19.78%@
*LVIP SSGA International Index Fund	76,314,402	7,101,423	2,912,582	(64,375)	(1,923,322)	78,515,546	8,121,178	—	—

Total	$318,141,086	$32,862,438	$16,824,597	$(138,005)	$294,522	$334,335,444		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.

LVIP SSGA Allocation Funds–30

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

		LVIP SSGA Moderately Aggressive Index Allocation Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/18	Number of Shares 3/31/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–85.47%@
Equity Funds–38.17%@
*LVIP SSGA Mid-Cap Index Fund	$24,231,097	$2,071,097	$1,662,954	$28,527	$801,234	$25,469,001	1,888,551	$—	$—
*LVIP SSGA S&P 500 Index Fund	90,481,518	7,692,643	5,872,848	34,924	2,277,129	94,613,366	5,020,076	—	—
*LVIP SSGA Small-Cap Index Fund	17,320,408	1,479,355	1,951,952	101,816	1,212,579	18,162,206	532,913	—	—
Fixed Income Funds–25.46%@
*LVIP SSGA Bond Index Fund	85,567,321	11,052,651	2,900,011	(125,374)	(1,394,259)	92,200,328	8,359,808	—	—
International Equity Funds–21.84%@
*LVIP SSGA International Index Fund	76,655,975	6,976,252	2,540,001	(44,685)	(1,930,435)	79,117,106	8,183,399	—	—

Total	$294,256,319	$29,271,998	$14,927,766	$(4,792)	$966,248	$309,562,007		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.

		LVIP SSGA Conservative Structured Allocation Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–90.20%@
Equity Funds–21.99%@
*LVIP SSGA Large Cap 100 Fund	$17,453,702	$385,252	$1,516,475	$13,810	$(297,639)	$16,038,650	1,173,016	$—	$—
*LVIP SSGA Mid-Cap Index Fund	4,349,596	64,437	529,045	83,296	54,672	4,022,956	298,306	—	—
*LVIP SSGA S&P 500 Index Fund	17,493,843	257,749	2,099,890	813,263	(371,671)	16,093,294	853,892	—	—
*LVIP SSGA Small-Cap Index Fund	4,352,882	64,437	706,821	272,645	33,363	4,016,506	117,852	—	—
*LVIP SSGA Small-Mid Cap 200 Fund	4,346,682	79,774	592,125	30,075	199,533	4,063,939	286,052	—	—
Fixed Income Funds–50.67%@
*LVIP SSGA Bond Index Fund	107,504,572	3,660,709	7,313,897	(290,289)	(1,644,757)	101,916,338	9,240,760	—	—
International Equity Funds–17.54%@
*LVIP SSGA Developed International 150 Fund	15,299,104	404,883	1,198,468	71,897	(763,874)	13,813,542	1,545,139	—	—
*LVIP SSGA Emerging Markets 100 Fund	8,830,546	394,736	1,026,327	29,596	(667,984)	7,560,567	827,920	8,278	—
*LVIP SSGA International Index Fund	15,323,977	256,787	1,334,644	179,562	(512,240)	13,913,442	1,439,123	—	—

Total	$194,954,904	$5,568,764	$16,317,692	$1,203,855	$(3,970,597)	$181,439,234		$8,278	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.

LVIP SSGA Allocation Funds–31

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

		LVIP SSGA Moderate Structured Allocation Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–100.07%@
Equity Funds–34.05%@
*LVIP SSGA Large Cap 100 Fund	$115,164,122	$2,129,850	$6,544,217	$61,720	$(1,974,865)	$108,836,610	7,959,966	$—	$—
*LVIP SSGA Mid-Cap Index Fund	38,268,075	436,035	3,549,568	522,589	722,801	36,399,932	2,699,090	—	—
*LVIP SSGA S&P 500 Index Fund	115,425,510	1,308,103	10,457,338	3,338,552	(406,425)	109,208,402	5,794,471	—	—
*LVIP SSGA Small-Cap Index Fund	28,722,690	327,026	3,857,969	1,367,613	697,786	27,257,146	799,775	—	—
*LVIP SSGA Small-Mid Cap 200 Fund	28,682,225	690,694	3,372,187	172,619	1,405,586	27,578,937	1,941,222	—	—
Fixed Income Funds–40.65%@
*LVIP SSGA Bond Index Fund	283,747,261	11,331,199	13,361,296	(618,153)	(4,461,415)	276,637,596	25,082,745	—	—
SPDR® Bloomberg Barclays TIPS ETF	94,120,650	4,035,547	4,343,530	(247,181)	(961,270)	92,604,216	1,667,643	1,142,359	—
International Equity Funds–25.37%@
*LVIP SSGA Developed International 150 Fund	96,144,405	2,253,181	4,642,376	35,046	(4,525,800)	89,264,456	9,984,839	—	—
*LVIP SSGA Emerging Markets 100 Fund	58,271,949	2,473,356	5,082,921	83,281	(4,450,546)	51,295,119	5,617,074	56,338	—
*LVIP SSGA International Index Fund	96,299,467	1,290,621	5,499,059	307,717	(2,486,430)	89,912,316	9,299,991	—	—

Total	$954,846,354	$26,275,612	$60,710,461	$5,023,803	$(16,440,578)	$908,994,730		$1,198,697	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.

LVIP SSGA Allocation Funds–32

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

		LVIP SSGA Moderately Aggressive Structured Allocation Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.96%@
Equity Funds–38.23%@
*LVIP SSGA Large Cap 100 Fund	$73,807,803	$2,604,491	$4,065,368	$(137,083)	$(1,143,047)	$71,066,796	5,197,601	$—	$—
*LVIP SSGA Mid-Cap Index Fund	22,639,702	608,287	2,053,081	212,272	532,851	21,940,031	1,626,875	—	—
*LVIP SSGA S&P 500 Index Fund	73,974,160	1,976,934	6,510,438	1,317,444	551,946	71,310,046	3,783,628	—	—
*LVIP SSGA Small-Cap Index Fund	22,656,206	608,287	3,013,604	729,156	925,783	21,905,828	642,758	—	—
*LVIP SSGA Small-Mid Cap 200 Fund	22,624,619	974,023	2,706,639	57,365	1,216,264	22,165,632	1,560,191	—	—
Fixed Income Funds–25.49%@
*LVIP SSGA Bond Index Fund	139,899,379	8,248,371	6,675,726	(283,417)	(2,227,588)	138,961,019	12,599,603	—	—
International Equity Funds–31.24%@
*LVIP SSGA Developed International 150 Fund	62,569,539	2,558,826	2,934,383	(37,109)	(2,980,485)	59,176,388	6,619,283	—	—
*LVIP SSGA Emerging Markets 100 Fund	57,459,745	3,401,507	4,912,764	(13,206)	(4,423,420)	51,511,862	5,640,808	56,962	—
*LVIP SSGA International Index Fund	62,669,644	1,886,326	3,464,980	(4,846)	(1,478,080)	59,608,064	6,165,501	—	—

Total	$538,300,797	$22,867,052	$36,336,983	$1,840,576	$(9,025,776)	$517,645,666		$56,962	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.

3. Investments

For the six months ended June 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Purchases	$14,561,420	$41,088,653	$36,459,087	$6,363,013	$26,275,610	$24,629,758
Sales	9,843,104	20,193,600	18,400,991	17,757,781	60,710,461	37,668,622

LVIP SSGA Allocation Funds–33

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Cost of investments	$97,371,700	$331,329,855	$293,406,825	$180,596,721	$779,571,475	$456,439,050

Aggregate unrealized appreciation of investments	$15,323,003	$68,896,422	$70,979,226	$22,840,350	$135,552,936	$91,494,704
Aggregate unrealized depreciation of investments	(1,068,088)	(2,989,678)	(2,035,086)	(1,530,034)	(6,129,681)	(2,371,214)

Net unrealized appreciation of investments	$14,254,915	$65,906,744	$68,944,140	$21,310,316	$129,423,255	$89,123,490

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund	LVIP SSGA Moderate Structured Allocation Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
Investments:

Assets:
Affiliated Investment Companies	$96,132,992	$334,335,444	$309,562,007	$181,439,234	$908,994,730	$517,645,666
Unaffiliated Investment Companies	15,493,623	62,901,155	52,788,958	20,467,803	—	27,916,874

Total Investments	$111,626,615	$397,236,599	$362,350,965	$201,907,037	$908,994,730	$545,562,540

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Allocation Funds–34

LVIP SSGA Allocation Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/18	12/31/17	Six Months Ended 6/30/18	12/31/17	Six Months Ended 6/30/18	12/31/17
Shares sold:
Standard Class	534,548	651,649	1,225,057	2,682,117	1,126,655	2,212,964
Service Class	674,704	843,599	2,236,577	2,895,128	1,653,823	1,707,893
Shares reinvested:
Standard Class	—	52,782	—	204,472	—	225,164
Service Class	—	132,959	—	387,987	—	297,406

	1,209,252	1,680,989	3,461,634	6,169,704	2,780,478	4,443,427

Shares redeemed:
Standard Class	(223,817)	(152,259)	(485,012)	(688,045)	(427,919)	(406,705)
Service Class	(654,007)	(1,165,547)	(1,563,518)	(2,766,093)	(1,165,833)	(1,841,577)

	(877,824)	(1,317,806)	(2,048,530)	(3,454,138)	(1,593,752)	(2,248,282)

Net increase	331,428	363,183	1,413,104	2,715,566	1,186,726	2,195,145

	LVIP SSGA Conservative Structured Allocation Fund		LVIP SSGA Moderate Structured Allocation Fund		LVIP SSGA Moderately Aggressive Structured Allocation Fund
	Six Months Ended 6/30/18	12/31/17	Six Months Ended 6/30/18	12/31/17	Six Months Ended 6/30/18	12/31/17
Shares sold:
Standard Class	168,866	252,069	776,505	1,321,636	642,039	1,118,126
Service Class	569,753	1,639,208	1,614,340	4,350,084	1,665,018	3,751,296
Shares reinvested:
Standard Class	—	61,884	—	371,864	—	302,263
Service Class	—	683,435	—	3,348,403	—	1,888,912

	738,619	2,636,596	2,390,845	9,391,987	2,307,057	7,060,597

Shares redeemed:
Standard Class	(90,644)	(80,278)	(380,580)	(302,750)	(199,090)	(260,534)
Service Class	(1,638,220)	(2,774,368)	(4,555,610)	(8,816,652)	(3,055,491)	(4,673,534)

	(1,728,864)	(2,854,646)	(4,936,190)	(9,119,402)	(3,254,581)	(4,934,068)

Net increase (decrease)	(990,245)	(218,050)	(2,545,345)	272,585	(947,524)	2,126,529

5. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

6. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSGA Allocation Funds–35

LVIP SSGA Bond Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA Bond Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Bond Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$982.00	0.35%	$1.72
Service Class Shares	1,000.00	980.80	0.60%	2.95
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Bond Index Fund–1

LVIP SSGA Bond Index Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets

Agency Commercial Mortgage-Backed Securities	0.73%
Agency Mortgage-Backed Securities	27.96%
Agency Obligations	1.56%
Corporate Bonds	26.23%
Advertising	0.04%
Aerospace & Defense	0.44%
Agriculture	0.30%
Airlines	0.09%
Apparel	0.02%
Auto Manufacturers	0.52%
Auto Parts & Equipment	0.03%
Banks	6.39%
Beverages	0.75%
Biotechnology	0.41%
Building Materials	0.08%
Chemicals	0.35%
Commercial Services	0.17%
Computers	0.64%
Construction & Engineering	0.00%
Containers & Packaging	0.05%
Cosmetics & Personal Care	0.13%
Distribution & Wholesale	0.01%
Diversified Financial Services	0.79%
Electric	1.63%
Electrical Components & Equipment	0.02%
Electronics	0.15%
Environmental Control	0.07%
Food	0.44%
Gas	0.15%
Hand & Machine Tools	0.02%
Health Care Products	0.47%
Health Care Services	0.47%
Home Builders	0.01%
Home Furnishings	0.01%
Household Products & Wares	0.04%
Housewares	0.04%
Insurance	0.78%
Internet	0.31%
Investment Companies	0.02%
Iron & Steel	0.08%
Leisure Time	0.01%
Lodging	0.02%
Machinery Construction & Mining	0.11%
Machinery Diversified	0.13%
Manufacturing	0.32%
Media	0.91%
Metal Fabricate & Hardware	0.02%
Mining	0.18%

Security Type/Sector	Percentage of Net Assets

Office & Business Equipment	0.03%
Oil & Gas	1.60%
Oil & Gas Services	0.09%
Paper & Forest Products	0.08%
Pharmaceuticals	1.37%
Pipelines	0.98%
Private Equity	0.00%
Real Estate	0.02%
Real Estate Investment Trusts	0.79%
Retail	0.72%
Savings & Loans	0.00%
Semiconductors	0.42%
Software	0.73%
Telecommunications	1.21%
Textiles	0.01%
Toys, Games & Hobbies	0.01%
Transportation	0.51%
Trucking & Leasing	0.01%
Water	0.03%
Municipal Bonds	0.64%
Non-Agency Asset-Backed Securities	0.55%
Non-Agency Commercial Mortgage-Backed Securities	1.16%
Regional Bonds	0.26%
Sovereign Bonds	1.34%
Supranational Banks	1.59%
U.S. Treasury Obligations	37.35%
Money Market Fund	1.12%
Total Value of Securities	100.49%
Liabilities Net of Receivables and Other Assets	(0.49%)
Total Net Assets	100.00%

Credit Quality Breakdown (as a %of fixed income investments)*
U.S. Government	68.03%
AAA	4.55%
AA	5.39%
A	12.13%
BBB	9.82%
Not-Rated	0.08%
Total	100.00%

* For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). U.S. Treasury Obligation; U.S. Agency Obligation, Agency

LVIP SSGA Bond Index Fund–2

LVIP SSGA Bond Index Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited) (continued)

mortgage-backed, Agency Commercial Mortgage-Backed and Agency Collateralized Mortgage Obligation securities appear under “U.S. Government”. Discount notes, commercial papers and certificate of deposits appear under “Short-Term Investment”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP SSGA Bond Index Fund–3

LVIP SSGA Bond Index Fund

Statement of Net Assets

June 30, 2018 (Unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.73%
Fannie Mae-Aces
Series 2011-M8 A2 2.922% 8/25/21	490,987	$489,789
•Series 2013-M12 APT 2.466% 3/25/23	496,760	481,198
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,311,257
•Series 2014-M4 A2 3.346% 3/25/24	1,000,000	1,008,780
Series 2015-M1 A2 2.532% 9/25/24	500,000	479,943
•Series 2016-M13 A2 2.56% 9/25/26	1,600,000	1,498,740
•Series 2017-M3 A2 2.568% 12/25/26	800,000	747,205
•Series 2017-M8 A2 3.061% 5/25/27	350,000	339,639
•Series 2017-M15 ATS2 3.196% 11/25/27	500,000	486,705
•Series 2018-M1 A2 3.086% 12/25/27	185,000	178,427
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K025 A1 1.875% 4/25/22	942,711	923,801
♦Series K026 A2 2.51% 11/25/22	1,000,000	978,328
♦Series K030 A1 2.779% 9/25/22	894,537	891,548
•♦Series K030 A2 3.25% 4/25/23	6,000,000	6,041,690
•♦Series K050 A2 3.334% 8/25/25	900,000	905,967
♦Series K060 A2 3.30% 10/25/26	1,000,000	996,315
♦Series K067 AM 3.276% 8/25/27	800,000	784,421
•♦Series K069 A2 3.187% 9/25/27	1,400,000	1,371,301
♦Series K072 A2 3.444% 12/25/27	1,270,000	1,270,342
♦Series K723 A2 2.454% 8/25/23	500,000	484,852

Total Agency Commercial Mortgage-Backed Securities (Cost $22,163,421)		21,670,248

AGENCY MORTGAGE-BACKED SECURITIES–27.96%
Fannie Mae S.F. 10 yr 4.00% 8/1/19	7,575	7,774
4.00% 6/1/20	61,782	63,410
4.00% 5/1/23	38,724	39,744
6.00% 9/1/18	194	193
Fannie Mae S.F. 15 yr 2.50% 10/1/27	922,158	899,990
2.50% 3/1/28	1,973,995	1,934,226
2.50% 4/1/28	2,372,380	2,323,053
2.50% 7/1/28	501,018	490,622
2.50% 9/1/28	954,560	934,728
2.50% 10/1/28	3,200,142	3,133,704
2.50% 3/1/29	2,476,254	2,424,831
2.50% 2/1/30	1,801,816	1,759,298
2.50% 5/1/30	635,713	620,715
2.50% 2/1/31	3,972,068	3,868,601
2.50% 7/1/31	1,582,250	1,540,974
2.50% 10/1/31	1,669,330	1,623,223
2.50% 12/1/32	2,159,542	2,099,896
3.00% 11/1/26	1,661,115	1,661,366
3.00% 6/1/27	433,410	433,475
3.00% 8/1/27	798,560	798,680
3.00% 9/1/27	3,239,102	3,235,565

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 10/1/27	479,636	$478,684
3.00% 12/1/27	138,963	138,984
3.00% 8/1/29	2,119,511	2,119,185
3.00% 4/1/30	1,244,431	1,241,558
3.00% 5/1/30	3,112,445	3,112,914
3.00% 6/1/30	2,185,711	2,177,303
3.00% 12/1/30	1,046,720	1,041,078
3.00% 10/1/32	1,831,902	1,822,022
3.50% 11/1/25	405,417	410,527
3.50% 12/1/25	980,965	994,123
3.50% 12/1/26	541,559	548,384
3.50% 1/1/27	1,368,071	1,385,312
3.50% 10/1/29	1,724,467	1,752,102
3.50% 4/1/32	827,288	838,047
3.50% 7/1/32	472,662	478,618
4.00% 4/1/24	65,381	67,110
4.00% 5/1/24	115,235	118,303
4.00% 6/1/24	164,040	168,420
4.00% 7/1/24	66,408	68,170
4.00% 10/1/24	4,067	4,175
4.00% 12/1/24	154,584	158,729
4.00% 1/1/25	284,711	293,538
4.00% 3/1/25	334,013	344,397
4.00% 5/1/25	107,941	110,814
4.00% 7/1/25	1,967	2,019
4.00% 8/1/25	9,393	9,645
4.00% 9/1/25	129,868	133,351
4.00% 10/1/25	135,616	139,264
4.00% 1/1/26	5,509	5,661
4.00% 3/1/26	338,618	347,802
4.00% 5/1/26	3,165	3,252
4.00% 7/1/26	272,204	279,458
4.50% 2/1/23	39,176	39,908
4.50% 4/1/23	4,056	4,190
4.50% 5/1/23	4,823	4,867
4.50% 6/1/23	149,411	154,088
4.50% 11/1/23	6,538	6,739
4.50% 2/1/24	1,282	1,307
4.50% 3/1/24	2,382	2,444
4.50% 4/1/24	62,454	64,511
4.50% 5/1/24	122,901	126,973
4.50% 7/1/24	109,268	112,906
4.50% 8/1/24	174,451	180,264
4.50% 11/1/24	66,057	68,256
4.50% 4/1/25	122,181	126,238
4.50% 5/1/25	12,787	13,214
4.50% 6/1/25	3,837	3,865
5.00% 6/1/19	9	9
5.00% 4/1/23	10,475	10,721
5.00% 6/1/23	224,471	232,652
5.00% 9/1/23	110,131	114,557
5.00% 11/1/23	53,986	55,869

LVIP SSGA Bond Index Fund–4

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.00% 12/1/23	54,002	$56,162
5.00% 3/1/25	27,067	28,161
5.00% 6/1/25	1,234	1,279
5.50% 12/1/18	116	116
5.50% 3/1/20	753	754
5.50% 4/1/22	24,076	24,777
5.50% 7/1/22	16,896	17,258
6.00% 6/1/20	3,534	3,579
6.00% 8/1/22	5,550	5,683
6.00% 9/1/22	19,689	20,293
Fannie Mae S.F. 15 yr TBA 3.00% 7/1/33	2,000,000	1,988,259
3.50% 7/1/33	2,800,000	2,833,469
Fannie Mae S.F. 20 yr 3.00% 11/1/34	1,170,086	1,163,869
3.00% 12/1/34	907,872	903,049
3.00% 2/1/35	1,625,331	1,616,695
3.00% 3/1/36	714,061	704,741
3.00% 11/1/36	3,009,209	2,969,927
3.50% 6/1/34	3,657,213	3,699,344
3.50% 7/1/34	4,336,375	4,387,940
3.50% 2/1/37	1,909,524	1,925,892
4.00% 9/1/35	347,490	358,913
4.00% 10/1/35	607,187	627,154
4.00% 1/1/37	796,966	822,210
Fannie Mae S.F. 30 yr 3.00% 9/1/42	1,506,286	1,471,552
3.00% 10/1/42	2,710,068	2,650,667
3.00% 11/1/42	1,744,369	1,705,625
3.00% 12/1/42	1,630,129	1,593,557
3.00% 1/1/43	3,519,934	3,440,580
3.00% 3/1/43	7,366,642	7,197,404
3.00% 4/1/43	1,897,429	1,853,739
3.00% 5/1/43	1,198,864	1,171,273
3.00% 6/1/43	5,047,586	4,931,363
3.00% 7/1/43	2,996,505	2,927,441
3.00% 8/1/43	4,278,832	4,180,368
3.00% 9/1/45	2,588,765	2,518,211
3.00% 11/1/45	4,871,486	4,734,211
3.00% 9/1/46	6,188,376	6,003,874
3.00% 10/1/46	3,791,436	3,678,398
3.00% 11/1/46	4,004,768	3,885,370
3.00% 12/1/46	9,465,387	9,179,736
3.00% 1/1/47	7,285,214	7,068,013
3.00% 9/1/47	1,544,145	1,498,076
3.00% 11/1/47	976,469	947,278
3.50% 10/1/40	568,274	570,074
3.50% 12/1/40	426,276	427,791
3.50% 2/1/41	637,996	640,264
3.50% 8/1/42	544,802	546,430
3.50% 9/1/42	5,412,319	5,431,735

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 10/1/42	3,427,982	$3,436,242
3.50% 11/1/42	1,230,412	1,234,344
3.50% 1/1/43	2,298,315	2,302,337
3.50% 2/1/43	405,396	406,251
3.50% 7/1/43	4,385,942	4,392,031
3.50% 10/1/44	2,288,728	2,290,132
3.50% 1/1/45	1,797,280	1,794,671
3.50% 2/1/45	5,934,584	5,955,697
3.50% 4/1/45	3,576,524	3,570,409
3.50% 5/1/45	3,085,356	3,080,081
3.50% 8/1/45	7,910,333	7,896,811
3.50% 11/1/45	5,236,556	5,227,604
3.50% 12/1/45	4,943,397	4,934,946
3.50% 2/1/46	15,397,080	15,370,758
3.50% 5/1/46	2,238,454	2,234,627
3.50% 6/1/46	1,012,330	1,010,599
3.50% 2/1/47	2,496,933	2,492,084
3.50% 3/1/47	1,761,083	1,757,664
3.50% 7/1/47	960,036	961,882
3.50% 9/1/47	1,921,786	1,917,011
3.50% 10/1/47	4,754,188	4,741,639
3.50% 12/1/47	3,864,731	3,848,461
3.50% 1/1/48	4,278,218	4,260,207
3.50% 2/1/48	1,611,100	1,607,596
3.50% 6/1/48	6,053,877	6,028,952
4.00% 1/1/39	31,438	32,285
4.00% 2/1/39	40,268	41,347
4.00% 3/1/39	1,868	1,918
4.00% 4/1/39	153,835	157,970
4.00% 6/1/39	102,923	105,692
4.00% 8/1/39	380,604	390,787
4.00% 9/1/39	506,559	520,168
4.00% 11/1/39	31,352	32,194
4.00% 12/1/39	698,888	717,633
4.00% 1/1/40	287,301	295,079
4.00% 5/1/40	185,950	190,982
4.00% 8/1/40	86,248	88,583
4.00% 9/1/40	128,236	131,707
4.00% 10/1/40	574,730	590,284
4.00% 11/1/40	840,715	863,441
4.00% 12/1/40	1,328,289	1,365,729
4.00% 1/1/41	2,874,974	2,953,842
4.00% 2/1/41	804,241	826,004
4.00% 3/1/41	9,098	9,280
4.00% 4/1/41	269,296	276,576
4.00% 5/1/41	1,378,578	1,415,798
4.00% 6/1/41	13,631	13,940
4.00% 9/1/41	285,344	293,073
4.00% 10/1/41	149,912	154,217
4.00% 11/1/41	306,471	314,772
4.00% 12/1/41	13,904	14,281
4.00% 1/1/42	10,973	11,270

LVIP SSGA Bond Index Fund–5

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 3/1/42	193,835	$197,712
4.00% 10/1/43	4,074,821	4,176,743
4.00% 12/1/43	1,013,417	1,036,888
4.00% 7/1/44	2,025,251	2,070,059
4.00% 9/1/44	2,163,322	2,210,850
4.00% 10/1/44	2,937,677	3,003,258
4.00% 3/1/45	2,435,045	2,484,767
4.00% 7/1/45	2,879,845	2,939,410
4.00% 9/1/45	8,110,358	8,278,610
4.00% 4/1/46	2,137,972	2,181,269
4.00% 7/1/46	731,795	746,582
4.00% 11/1/46	3,316,113	3,383,521
4.00% 4/1/47	838,369	855,574
4.00% 8/1/47	6,527,596	6,663,018
4.00% 9/1/47	1,799,660	1,837,183
4.00% 1/1/48	1,930,933	1,972,498
4.00% 2/1/48	4,378,377	4,469,883
4.00% 5/1/48	1,486,725	1,517,798
4.50% 8/1/33	19,375	20,272
4.50% 1/1/34	12,318	12,890
4.50% 9/1/35	53,477	55,958
4.50% 2/1/38	18,561	19,492
4.50% 4/1/38	21,699	22,611
4.50% 7/1/38	54,871	57,690
4.50% 11/1/38	90,721	95,200
4.50% 2/1/39	251,214	264,149
4.50% 3/1/39	188,239	197,883
4.50% 4/1/39	748,876	788,512
4.50% 5/1/39	284,978	299,667
4.50% 6/1/39	87,659	92,178
4.50% 7/1/39	297,609	312,990
4.50% 9/1/39	219,867	231,236
4.50% 1/1/40	699,150	737,200
4.50% 2/1/40	1,159,270	1,219,651
4.50% 5/1/40	685,625	721,354
4.50% 6/1/40	349,509	367,722
4.50% 8/1/40	134,256	140,941
4.50% 9/1/40	345,628	363,624
4.50% 10/1/40	2,188,881	2,302,133
4.50% 11/1/40	339,987	355,584
4.50% 2/1/41	1,357,248	1,430,203
4.50% 4/1/41	13,439	14,004
4.50% 5/1/41	1,742,425	1,832,571
4.50% 6/1/41	243,578	256,281
4.50% 1/1/42	1,856,607	1,952,598
4.50% 9/1/43	794,177	830,187
4.50% 12/1/43	2,497,458	2,614,246
4.50% 10/1/44	246,044	257,336
4.50% 9/1/47	2,244,686	2,341,930
4.50% 11/1/47	1,802,413	1,880,877
5.00% 9/1/33	106,925	114,526
5.00% 4/1/34	378,173	404,943

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 7/1/34	258,501	$276,838
5.00% 11/1/34	115,684	123,745
5.00% 4/1/35	77,954	83,476
5.00% 6/1/35	133,937	143,389
5.00% 7/1/35	1,491,477	1,597,078
5.00% 9/1/35	25,813	27,630
5.00% 10/1/35	94,913	101,665
5.00% 12/1/35	444,923	476,585
5.00% 2/1/36	1,009,438	1,081,210
5.00% 3/1/36	57,325	61,400
5.00% 11/1/36	19,601	20,966
5.00% 4/1/38	128,954	137,041
5.00% 7/1/38	19,226	20,394
5.00% 11/1/38	13,260	14,059
5.00% 8/1/39	583,521	621,821
5.00% 12/1/39	125,205	134,313
5.00% 1/1/40	280,570	302,583
5.00% 7/1/40	1,080,611	1,156,548
5.00% 9/1/40	342,910	367,572
5.00% 6/1/41	1,034,727	1,108,962
5.50% 11/1/33	46,980	50,860
5.50% 1/1/34	52,738	57,220
5.50% 5/1/34	63,546	68,830
5.50% 7/1/34	47,373	50,946
5.50% 10/1/34	126,469	137,737
5.50% 9/1/35	58,796	63,721
5.50% 10/1/35	48,750	52,814
5.50% 12/1/35	290,167	311,942
5.50% 1/1/36	331,444	359,155
5.50% 4/1/36	760,771	824,046
5.50% 8/1/36	216,490	234,647
5.50% 1/1/37	229,000	247,917
5.50% 3/1/37	75,049	81,194
5.50% 5/1/37	89,951	97,979
5.50% 6/1/37	84,624	91,811
5.50% 8/1/37	27,909	30,198
5.50% 11/1/37	1,087	1,175
5.50% 12/1/37	189	203
5.50% 1/1/38	1,602,480	1,732,122
5.50% 2/1/38	33,798	36,512
5.50% 5/1/38	127,898	138,369
5.50% 6/1/38	7,914	8,575
5.50% 7/1/38	73,093	78,846
5.50% 10/1/38	28,404	30,698
5.50% 1/1/39	116,986	126,441
5.50% 5/1/39	267,196	288,377
5.50% 6/1/39	268,755	290,733
5.50% 10/1/39	114,896	124,144
5.50% 7/1/41	212,169	229,434
6.00% 12/1/35	96,406	108,125
6.00% 2/1/36	37,300	41,132
6.00% 6/1/36	24,584	27,014

LVIP SSGA Bond Index Fund–6

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 7/1/36	76,945	$84,686
6.00% 8/1/36	45,792	50,222
6.00% 9/1/36	64,507	70,979
6.00% 10/1/36	55,867	61,261
6.00% 11/1/36	6,109	6,722
6.00% 1/1/37	62,977	69,298
6.00% 2/1/37	265,964	293,039
6.00% 3/1/37	36,671	40,351
6.00% 4/1/37	3,669	4,010
6.00% 5/1/37	91,587	100,867
6.00% 6/1/37	41,272	45,411
6.00% 8/1/37	87,338	96,010
6.00% 9/1/37	138,774	152,492
6.00% 10/1/37	174,096	190,803
6.00% 11/1/37	37,856	41,546
6.00% 1/1/38	23,207	25,532
6.00% 2/1/38	18,769	20,513
6.00% 4/1/38	2,255	2,464
6.00% 5/1/38	95,253	104,469
6.00% 6/1/38	41,126	44,946
6.00% 8/1/38	44,789	48,950
6.00% 9/1/38	23,371	25,542
6.00% 10/1/38	15,582	17,029
6.00% 11/1/38	14,960	16,350
6.00% 12/1/38	338,914	374,392
6.00% 4/1/40	301,888	332,457
6.00% 6/1/40	524,775	576,695
6.50% 3/1/32	1,100	1,212
6.50% 7/1/36	47,281	52,118
6.50% 9/1/36	50,485	56,563
6.50% 11/1/36	98,189	114,499
6.50% 9/1/37	10,505	11,580
6.50% 10/1/37	110,359	121,650
6.50% 2/1/38	91,548	101,304
6.50% 3/1/38	280,972	315,652
6.50% 5/1/38	34,459	38,641
6.50% 7/1/38	118,932	133,248
6.50% 10/1/38	81,723	90,084
7.00% 8/1/39	218,449	237,916
Fannie Mae S.F. 30 yr TBA 4.00% 7/1/48	7,150,000	7,289,438
4.50% 7/1/48	4,000,000	4,165,034
Freddie Mac S.F. 15 yr 2.50% 4/1/28	95,599	93,501
2.50% 7/1/28	360,628	352,733
2.50% 8/1/28	2,453,356	2,399,578
2.50% 9/1/28	1,845,387	1,804,936
2.50% 10/1/28	2,521,458	2,466,204
2.50% 10/1/29	1,572,706	1,531,745
2.50% 1/1/31	1,906,893	1,854,521
2.50% 5/1/31	756,821	736,029
2.50% 6/1/31	2,709,226	2,634,783

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
2.50% 12/1/31	2,403,754	$2,337,572
2.50% 12/1/32	1,844,092	1,793,228
3.00% 11/1/26	2,043,586	2,044,322
3.00% 2/1/27	195,585	195,656
3.00% 3/1/27	516,395	513,007
3.00% 4/1/27	590,147	587,831
3.00% 11/1/27	341,561	341,684
3.00% 2/1/29	1,092,735	1,090,609
3.00% 4/1/30	2,886,227	2,876,182
3.00% 12/1/30	3,177,680	3,156,842
3.00% 5/1/31	1,621,448	1,610,811
3.00% 2/1/32	1,210,514	1,202,573
3.00% 5/1/32	981,932	975,491
3.00% 11/1/32	1,773,434	1,761,801
3.50% 12/1/25	976,954	989,872
3.50% 3/1/26	700,369	708,728
3.50% 10/1/27	444,893	451,386
3.50% 2/1/30	282,162	286,051
3.50% 4/1/32	815,718	825,878
4.00% 2/1/24	38,577	39,574
4.00% 8/1/24	63,700	65,494
4.00% 2/1/25	96,775	99,504
4.00% 7/1/25	268,800	276,384
4.00% 4/1/26	583,260	599,697
4.50% 10/1/18	313	315
4.50% 11/1/18	6,016	6,063
4.50% 12/1/18	3,225	3,250
4.50% 1/1/19	4,622	4,658
4.50% 2/1/19	5,718	5,762
4.50% 7/1/19	13,870	13,980
4.50% 12/1/19	3,358	3,385
4.50% 4/1/21	3,302	3,328
4.50% 6/1/24	3,126	3,232
4.50% 7/1/24	105,883	109,450
4.50% 8/1/24	52,426	54,197
4.50% 11/1/24	103,851	107,358
4.50% 5/1/25	33,960	35,009
5.00% 4/1/23	59,547	61,719
5.00% 1/1/25	8,590	8,634
5.00% 3/1/25	33,339	34,665
6.00% 11/1/23	42,470	44,612
Freddie Mac S.F. 15 yr TBA 3.50% 7/1/33	1,800,000	1,820,162
Freddie Mac S.F. 20 yr 3.00% 5/1/35	2,013,187	1,989,005
3.00% 4/1/36	1,849,183	1,823,526
3.00% 2/1/37	1,158,944	1,141,058
Freddie Mac S.F. 30 yr 3.00% 10/1/42	1,986,938	1,941,168
3.00% 1/1/43	3,789,782	3,701,599
3.00% 3/1/43	4,533,156	4,426,155

LVIP SSGA Bond Index Fund–7

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 4/1/43	2,918,011	$2,848,552
3.00% 7/1/43	1,179,516	1,151,556
3.00% 8/1/43	505,538	493,468
3.00% 10/1/43	1,515,399	1,479,132
3.00% 8/1/45	8,614,375	8,365,812
3.00% 4/1/46	1,608,680	1,559,643
3.00% 10/1/46	6,258,346	6,066,597
3.00% 11/1/46	3,819,981	3,702,349
3.00% 12/1/46	2,303,301	2,232,373
3.00% 1/1/47	4,265,052	4,130,899
3.00% 2/1/47	7,828,605	7,586,397
3.00% 12/1/47	484,714	469,478
3.50% 2/1/42	2,201,760	2,208,414
3.50% 5/1/42	1,952,845	1,958,660
3.50% 10/1/42	1,910,685	1,916,457
3.50% 2/1/43	1,273,185	1,277,032
3.50% 5/1/43	1,414,098	1,418,373
3.50% 8/1/43	2,958,550	2,967,493
3.50% 2/1/44	934,215	937,035
3.50% 3/1/44	67,796	68,001
3.50% 6/1/44	1,106,470	1,109,071
3.50% 8/1/44	1,241,265	1,243,350
3.50% 11/1/44	2,221,975	2,222,725
3.50% 1/1/45	2,707,838	2,706,027
3.50% 7/1/45	6,605,899	6,599,836
3.50% 10/1/45	2,811,391	2,808,567
3.50% 12/1/45	1,462,522	1,461,424
3.50% 1/1/46	3,733,353	3,729,999
3.50% 3/1/46	1,952,283	1,949,113
3.50% 5/1/46	1,512,676	1,509,283
3.50% 6/1/46	3,301,265	3,293,181
3.50% 12/1/46	3,804,797	3,791,200
3.50% 2/1/47	3,043,092	3,031,664
3.50% 3/1/47	1,771,117	1,764,466
3.50% 10/1/47	1,434,242	1,427,819
3.50% 11/1/47	1,418,793	1,412,297
3.50% 12/1/47	2,827,215	2,814,270
3.50% 2/1/48	9,940,391	9,893,518
3.50% 5/1/48	1,984,147	1,974,944
4.00% 5/1/39	210,094	215,318
4.00% 2/1/40	90,549	93,093
4.00% 5/1/40	127,713	131,301
4.00% 8/1/40	37,450	38,500
4.00% 9/1/40	316,083	324,957
4.00% 10/1/40	1,087,521	1,118,012
4.00% 11/1/40	2,470,738	2,539,923
4.00% 12/1/40	1,347,981	1,385,791
4.00% 2/1/41	1,121,994	1,153,479
4.00% 12/1/41	1,640,800	1,686,909
4.00% 1/1/42	498,222	508,113
4.00% 3/1/42	92,980	95,591
4.00% 4/1/42	2,293,410	2,357,818

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 6/1/42	8,517	$8,756
4.00% 5/1/44	2,702,055	2,765,196
4.00% 9/1/44	833,892	853,443
4.00% 4/1/45	2,906,687	2,974,789
4.00% 10/1/45	1,448,577	1,482,526
4.00% 11/1/45	537,743	550,339
4.00% 1/1/46	1,647,810	1,686,419
4.00% 2/1/46	1,285,406	1,315,501
4.00% 2/1/47	811,754	830,142
4.00% 9/1/47	6,939,307	7,085,736
4.00% 11/1/47	946,022	966,354
4.00% 12/1/47	1,920,699	1,962,053
4.00% 1/1/48	972,169	993,861
4.50% 2/1/39	48,192	50,389
4.50% 4/1/39	24,773	26,044
4.50% 5/1/39	69,475	72,787
4.50% 6/1/39	560,739	588,074
4.50% 7/1/39	131,705	138,490
4.50% 9/1/39	551,499	578,428
4.50% 10/1/39	465,870	489,887
4.50% 1/1/40	1,337,118	1,406,292
4.50% 2/1/40	790,971	831,882
4.50% 7/1/40	118,046	124,152
4.50% 8/1/40	84,220	88,571
4.50% 9/1/40	708,738	745,363
4.50% 2/1/41	2,353,420	2,469,892
4.50% 3/1/41	342,037	359,731
4.50% 9/1/41	683,408	718,729
4.50% 3/1/44	330,667	344,563
4.50% 5/1/44	21,315	22,194
4.50% 7/1/45	1,139,653	1,198,450
4.50% 4/1/47	546,940	569,491
4.50% 9/1/47	1,022,031	1,064,171
4.50% 12/1/47	512,362	534,926
5.00% 10/1/34	134,764	143,845
5.00% 2/1/35	37,723	40,102
5.00% 8/1/35	57,709	61,572
5.00% 10/1/35	27,615	29,466
5.00% 11/1/35	13,083	13,916
5.00% 12/1/35	93,735	100,032
5.00% 2/1/37	69,004	73,551
5.00% 12/1/37	300,508	319,919
5.00% 1/1/38	3,794	4,043
5.00% 4/1/38	2,828	3,002
5.00% 6/1/38	129,487	138,085
5.00% 7/1/38	16,832	17,956
5.00% 9/1/38	6,736	7,183
5.00% 10/1/38	132,483	141,310
5.00% 12/1/38	110,120	117,460
5.00% 1/1/39	32,987	35,187
5.00% 2/1/39	602,596	642,690
5.00% 3/1/39	1,463,887	1,562,267

LVIP SSGA Bond Index Fund–8

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 8/1/39	90,520	$96,748
5.00% 9/1/39	444,169	474,037
5.00% 1/1/40	254,000	270,350
5.00% 5/1/40	106,132	112,491
5.00% 6/1/40	917,604	979,689
5.00% 9/1/40	89,671	95,638
5.00% 3/1/41	178,417	189,784
5.50% 8/1/33	34,862	37,764
5.50% 6/1/34	89,671	97,236
5.50% 6/1/35	54,469	59,088
5.50% 11/1/35	88,736	96,151
5.50% 1/1/37	41,276	44,674
5.50% 5/1/37	52,928	57,300
5.50% 7/1/37	28,003	30,439
5.50% 1/1/38	220,615	239,024
5.50% 2/1/38	51,796	56,025
5.50% 5/1/38	467,194	504,357
5.50% 6/1/38	14,499	15,687
5.50% 8/1/38	56,815	61,815
5.50% 12/1/38	67,531	72,909
5.50% 8/1/39	99,778	107,717
5.50% 12/1/39	526,472	564,787
5.50% 3/1/40	293,734	315,336
5.50% 4/1/40	692,956	749,329
5.50% 5/1/40	201,004	217,474
5.50% 6/1/41	52,582	56,884
6.00% 11/1/28	10,786	11,889
6.00% 7/1/33	12,583	13,866
6.00% 8/1/36	14,114	15,521
6.00% 11/1/36	26,865	29,599
6.00% 4/1/37	466	514
6.00% 5/1/37	84,412	93,025
6.00% 8/1/37	169,025	185,887
6.00% 9/1/37	96,015	106,210
6.00% 10/1/37	10,136	11,073
6.00% 11/1/37	134,808	148,375
6.00% 12/1/37	13,235	14,464
6.00% 1/1/38	113,188	124,288
6.00% 4/1/38	10,801	11,842
6.00% 6/1/38	18,631	20,518
6.00% 7/1/38	24,472	26,822
6.00% 8/1/38	51,811	56,831
6.00% 9/1/38	17,967	19,717
6.00% 10/1/38	62,569	68,491
6.00% 11/1/38	20,158	22,023
6.00% 3/1/39	24,366	26,722
6.00% 5/1/40	650,720	716,599
6.00% 7/1/40	861,499	950,256
6.50% 11/1/36	118,820	134,308
6.50% 8/1/37	67,971	75,666
6.50% 10/1/37	16,962	18,882
6.50% 6/1/38	29,408	32,738

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.50% 4/1/39	62,440	$69,509
Freddie Mac S.F. 30 yr TBA 4.00% 7/1/48	5,800,000	5,911,771
GNMA I S.F. 30 yr 3.00% 9/15/42	1,162,467	1,141,836
3.00% 11/15/42	1,109,174	1,089,489
3.00% 12/15/42	323,494	317,735
3.00% 2/15/45	669,478	657,203
3.50% 10/15/40	196,715	198,302
3.50% 1/15/41	69,256	69,815
3.50% 7/15/41	73,467	74,061
3.50% 10/15/41	433,581	435,414
3.50% 3/15/42	33,452	33,722
3.50% 6/15/42	1,891,605	1,906,732
3.50% 10/15/42	221,092	222,716
4.00% 6/15/39	67,222	68,922
4.00% 4/15/40	1,647,893	1,689,546
4.00% 8/15/40	366,122	377,050
4.00% 10/15/40	490,844	506,366
4.00% 12/15/40	785,232	812,587
4.00% 1/15/41	781,953	809,355
4.00% 9/15/41	278,057	286,364
4.50% 2/15/39	95,009	99,484
4.50% 3/15/39	775,105	813,929
4.50% 4/15/39	89,239	93,361
4.50% 5/15/39	74,805	79,079
4.50% 6/15/39	133,346	140,079
4.50% 7/15/39	276,752	292,722
4.50% 8/15/39	43,328	45,832
4.50% 9/15/39	222,422	233,929
4.50% 10/15/39	832,308	883,259
4.50% 11/15/39	334,272	353,329
4.50% 12/15/39	180,763	191,208
4.50% 1/15/40	732,997	775,312
4.50% 4/15/40	162,965	172,451
4.50% 5/15/40	197,210	208,551
4.50% 6/15/40	557,094	588,499
4.50% 8/15/40	209,561	221,681
4.50% 9/15/40	128,136	135,563
4.50% 1/15/41	456,521	481,965
4.50% 2/15/41	1,593,489	1,680,747
4.50% 3/15/41	155,029	162,487
4.50% 6/15/41	148,505	155,646
4.50% 7/15/41	20,730	21,929
5.00% 3/15/35	50,787	53,773
5.00% 3/15/38	16,332	17,414
5.00% 4/15/38	12,513	13,329
5.00% 5/15/38	2,469	2,632
5.00% 8/15/38	2,547	2,664
5.00% 1/15/39	165,121	176,055
5.00% 4/15/39	188,828	201,180

LVIP SSGA Bond Index Fund–9

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 5/15/39	778,083	$829,486
5.00% 6/15/39	622,435	662,991
5.00% 9/15/39	1,319,216	1,385,788
5.00% 10/15/39	128,072	135,636
5.00% 11/15/39	331,827	353,635
5.00% 1/15/40	881,726	939,486
5.00% 2/15/40	421,894	449,556
5.00% 4/15/40	331,631	348,919
5.00% 7/15/40	312,575	333,102
5.50% 10/15/33	159,357	174,276
5.50% 4/15/37	38,519	42,048
5.50% 7/15/37	19,367	21,103
5.50% 1/15/38	134,525	146,731
5.50% 2/15/38	171,467	186,712
5.50% 7/15/38	69,457	75,590
5.50% 8/15/38	21,964	23,730
5.50% 9/15/38	356,249	388,513
5.50% 12/15/38	234,948	255,742
5.50% 1/15/39	141,482	152,636
5.50% 5/15/39	173,801	189,307
5.50% 7/15/39	4,273	4,603
5.50% 10/15/39	185,196	200,175
5.50% 12/15/39	51,736	55,905
5.50% 4/15/40	335,993	367,243
5.50% 2/15/41	46,863	50,659
6.00% 5/15/37	1,564	1,710
6.00% 1/15/38	77,431	84,644
6.00% 3/15/38	2,246	2,456
6.00% 5/15/38	29,880	32,664
6.00% 7/15/38	11,445	12,511
6.00% 8/15/38	55,871	61,082
6.00% 10/15/38	43,256	47,298
6.00% 11/15/38	53,888	59,852
6.00% 12/15/38	92,003	100,573
6.00% 1/15/39	20,789	22,735
6.00% 5/15/39	2,378	2,600
6.00% 6/15/39	2,059	2,251
6.00% 8/15/39	7,740	8,461
6.00% 10/15/39	7,709	8,428
6.00% 6/15/40	7,114	7,776
6.00% 12/15/40	454,127	496,429
6.50% 5/15/38	12,404	13,679
6.50% 7/15/38	68,074	75,071
6.50% 10/15/38	13,067	14,593
6.50% 2/15/39	93,676	103,304
6.50% 8/15/39	16,328	18,006
GNMA II S.F. 30 yr 3.00% 9/20/42	1,767,064	1,745,837
3.00% 11/20/42	894,079	883,339
3.00% 12/20/42	1,409,970	1,393,032
3.00% 1/20/43	1,388,290	1,371,612
3.00% 2/20/43	2,046,290	2,007,793

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 3/20/43	3,231,485	$3,178,824
3.00% 6/20/43	1,236,664	1,221,807
3.00% 9/20/43	2,189,695	2,163,387
3.00% 12/20/44	1,820,569	1,795,010
3.00% 3/20/45	1,900,271	1,869,797
3.00% 4/20/45	1,577,043	1,557,861
3.00% 6/20/45	2,567,425	2,526,251
3.00% 8/20/45	2,990,443	2,946,183
3.00% 12/20/45	686,400	675,391
3.00% 5/20/46	3,035,508	2,985,415
3.00% 9/20/46	3,541,934	3,478,262
3.00% 10/20/46	3,604,352	3,536,324
3.00% 11/20/46	2,928,448	2,872,347
3.00% 12/20/46	6,930,070	6,795,342
3.00% 1/20/47	6,363,685	6,239,147
3.00% 2/20/47	1,758,856	1,724,435
3.00% 6/20/47	2,280,254	2,234,465
3.00% 7/20/47	934,288	915,276
3.00% 10/20/47	3,671,243	3,595,029
3.00% 1/20/48	1,968,377	1,927,015
3.00% 3/20/48	991,447	970,613
3.50% 4/20/42	623,526	630,950
3.50% 6/20/42	1,873,988	1,898,018
3.50% 10/20/42	756,375	765,380
3.50% 12/20/42	1,560,083	1,578,659
3.50% 2/20/43	2,611,653	2,642,751
3.50% 3/20/43	2,098,950	2,113,862
3.50% 5/20/43	1,898,252	1,920,855
3.50% 9/20/43	2,318,697	2,346,309
3.50% 1/20/44	2,543,555	2,573,847
3.50% 10/20/44	2,086,551	2,101,755
3.50% 12/20/44	1,504,347	1,514,614
3.50% 3/20/45	1,354,239	1,362,856
3.50% 4/20/45	6,895,538	6,934,775
3.50% 6/20/45	2,713,109	2,730,372
3.50% 10/20/45	2,805,814	2,823,668
3.50% 11/20/45	1,806,115	1,819,835
3.50% 12/20/45	619,727	623,670
3.50% 3/20/46	2,539,227	2,554,602
3.50% 5/20/46	4,877,298	4,904,575
3.50% 6/20/46	6,190,635	6,223,350
3.50% 7/20/46	3,099,361	3,115,262
3.50% 10/20/46	5,547,840	5,574,601
3.50% 1/20/47	2,279,834	2,290,675
3.50% 6/20/47	3,633,041	3,650,317
3.50% 7/20/47	3,251,233	3,266,694
3.50% 9/20/47	3,817,420	3,835,573
3.50% 10/20/47	867,877	872,004
3.50% 11/20/47	3,405,338	3,421,531
3.50% 1/20/48	9,350,337	9,394,800
3.50% 6/20/48	4,425,000	4,446,042
4.00% 8/20/40	419,399	433,688

LVIP SSGA Bond Index Fund–10

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 10/20/41	78,599	$81,277
4.00% 11/20/41	1,348,481	1,394,466
4.00% 12/20/41	540,481	558,933
4.00% 5/20/42	1,217,757	1,259,111
4.00% 7/20/42	778,507	804,881
4.00% 8/20/42	575,387	594,820
4.00% 8/20/43	970,896	1,002,773
4.00% 3/20/44	1,430,073	1,477,006
4.00% 8/20/44	1,913,276	1,976,107
4.00% 10/20/44	551,134	569,220
4.00% 12/20/44	1,921,500	1,984,596
4.00% 1/20/45	394,051	406,978
4.00% 2/20/45	1,007,517	1,040,591
4.00% 8/20/45	868,325	896,804
4.00% 9/20/45	1,254,414	1,295,560
4.00% 10/20/45	1,822,126	1,881,919
4.00% 11/20/45	1,157,151	1,195,127
4.00% 1/20/46	251,619	259,875
4.00% 6/20/46	1,163,033	1,197,679
4.00% 1/20/47	1,061,964	1,089,400
4.00% 3/20/47	7,047,444	7,243,588
4.00% 4/20/47	2,276,215	2,337,161
4.00% 6/20/47	1,623,230	1,667,444
4.00% 7/20/47	599,050	616,690
4.00% 8/20/47	2,302,481	2,361,966
4.00% 2/20/48	1,477,595	1,516,798
4.50% 7/20/41	1,880,353	1,977,487
4.50% 12/20/43	1,202,657	1,266,895
4.50% 1/20/44	1,041,272	1,097,068
4.50% 3/20/44	782,677	824,471
4.50% 4/20/45	636,289	670,283
4.50% 4/20/47	699,528	730,798
4.50% 7/20/47	741,779	771,283
4.50% 9/20/47	405,232	421,349
4.50% 3/20/48	1,482,108	1,541,554
5.00% 4/20/43	859,801	915,572
GNMA II S.F. 30 yr TBA 3.50% 7/1/48	7,475,000	7,503,761
4.00% 7/1/48	3,500,000	3,587,227
4.50% 7/20/48	1,000,000	1,039,384

Total Agency Mortgage-Backed Securities (Cost $850,600,482)		832,249,174

AGENCY OBLIGATIONS–1.56%
Federal Farm Credit Banks 1.68% 10/13/20	1,000,000	979,064
Federal Home Loan Banks 0.875% 8/5/19	2,000,000	1,966,578
1.125% 7/14/21	2,000,000	1,914,682
1.83% 7/29/20	1,000,000	984,429
2.375% 3/30/20	3,000,000	2,991,372
4.125% 3/13/20	400,000	410,412

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
5.50% 7/15/36	300,000	$392,196
Federal Home Loan Mortgage 1.25% 8/1/19	500,000	493,789
1.25% 10/2/19	1,000,000	984,927
1.30% 8/28/19	2,000,000	1,972,570
1.33% 12/30/20	1,000,000	962,724
1.375% 5/1/20	2,600,000	2,546,944
1.625% 9/29/20	650,000	636,065
2.00% 7/30/19	100,000	99,527
2.375% 1/13/22	4,500,000	4,443,174
6.25% 7/15/32	750,000	1,005,289
6.75% 9/15/29	100,000	133,563
6.75% 3/15/31	300,000	409,597
Federal National Mortgage Association 1.00% 8/28/19	7,000,000	6,886,292
1.00% 10/24/19	1,000,000	981,089
1.75% 9/12/19	1,000,000	992,022
1.875% 9/24/26	3,000,000	2,742,429
2.125% 4/24/26	1,765,000	1,654,260
2.50% 4/13/21	2,000,000	1,990,212
2.625% 9/6/24	2,085,000	2,052,015
5.625% 7/15/37	100,000	133,573
6.25% 5/15/29	500,000	643,022
6.625% 11/15/30	300,000	402,943
7.125% 1/15/30	500,000	689,401
7.25% 5/15/30	500,000	699,429
Tennessee Valley Authority 3.875% 2/15/21	400,000	412,006
4.625% 9/15/60	150,000	180,430
4.65% 6/15/35	500,000	581,823
4.70% 7/15/33	200,000	231,315
5.25% 9/15/39	1,025,000	1,297,607
5.375% 4/1/56	200,000	270,003
5.88% 4/1/36	75,000	98,656
6.15% 1/15/38	100,000	138,711
7.125% 5/1/30	100,000	137,724

Total Agency Obligations (Cost $46,260,141)		46,541,864

CORPORATE BONDS–26.23%
Advertising–0.04%
Omnicom Group 3.60% 4/15/26	200,000	191,700
3.625% 5/1/22	200,000	198,717
4.45% 8/15/20	35,000	35,862
6.25% 7/15/19	250,000	257,917
WPP Finance 2010 4.75% 11/21/21	100,000	102,916
5.625% 11/15/43	250,000	263,130

		1,050,242

LVIP SSGA Bond Index Fund–11

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense–0.44%
Boeing 1.65% 10/30/20	100,000	$97,264
1.875% 6/15/23	250,000	234,645
2.60% 10/30/25	100,000	94,216
2.80% 3/1/23	100,000	97,922
3.25% 3/1/28	95,000	92,877
3.55% 3/1/38	65,000	62,345
3.625% 3/1/48	35,000	32,884
4.875% 2/15/20	200,000	206,600
6.125% 2/15/33	50,000	62,776
6.875% 3/15/39	100,000	139,311
Embraer Netherlands Finance 5.40% 2/1/27	330,000	341,847
General Dynamics 1.875% 8/15/23	150,000	139,298
2.125% 8/15/26	150,000	134,598
2.25% 11/15/22	250,000	239,656
2.375% 11/15/24	100,000	93,861
2.625% 11/15/27	100,000	92,107
2.875% 5/11/20	150,000	149,877
3.00% 5/11/21	125,000	124,649
3.375% 5/15/23	125,000	125,335
3.50% 5/15/25	150,000	149,973
3.75% 5/15/28	160,000	161,656
Harris 2.70% 4/27/20	30,000	29,747
3.832% 4/27/25	450,000	441,893
4.854% 4/27/35	70,000	71,634
5.054% 4/27/45	70,000	72,654
L3 Technologies 3.85% 6/15/23	105,000	104,899
3.85% 12/15/26	75,000	72,298
3.95% 5/28/24	154,000	152,288
4.40% 6/15/28	150,000	149,600
4.95% 2/15/21	100,000	102,570
Lockheed Martin 2.50% 11/23/20	150,000	148,125
2.90% 3/1/25	300,000	285,868
3.10% 1/15/23	50,000	49,404
3.35% 9/15/21	100,000	100,632
3.55% 1/15/26	250,000	246,097
3.60% 3/1/35	150,000	139,952
3.80% 3/1/45	500,000	461,067
4.07% 12/15/42	279,000	269,451
4.25% 11/15/19	200,000	203,729
4.50% 5/15/36	40,000	41,640
4.70% 5/15/46	109,000	116,336
Northrop Grumman 2.08% 10/15/20	120,000	117,306
2.55% 10/15/22	200,000	192,838
2.93% 1/15/25	450,000	427,840
3.20% 2/1/27	100,000	94,413

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Northrop Grumman (continued)
3.25% 8/1/23	350,000	$346,433
3.25% 1/15/28	125,000	117,670
3.50% 3/15/21	100,000	101,101
4.03% 10/15/47	300,000	282,446
5.05% 11/15/40	100,000	108,372
Northrop Grumman Systems 7.75% 2/15/31	150,000	201,264
Raytheon 2.50% 12/15/22	125,000	121,371
3.125% 10/15/20	200,000	200,995
4.40% 2/15/20	100,000	102,305
4.70% 12/15/41	200,000	221,891
7.20% 8/15/27	100,000	126,082
Rockwell Collins 1.95% 7/15/19	40,000	39,621
2.80% 3/15/22	150,000	146,293
3.20% 3/15/24	150,000	144,693
3.50% 3/15/27	107,000	101,881
3.70% 12/15/23	150,000	149,504
4.35% 4/15/47	70,000	67,124
4.80% 12/15/43	100,000	102,084
5.25% 7/15/19	50,000	51,204
Spirit AeroSystems 3.85% 6/15/26	75,000	72,130
4.60% 6/15/28	150,000	150,880
United Technologies 1.50% 11/1/19	150,000	147,321
1.90% 5/4/20	150,000	147,169
1.95% 11/1/21	150,000	143,822
2.30% 5/4/22	150,000	143,816
2.65% 11/1/26	85,000	76,721
2.80% 5/4/24	100,000	94,856
3.10% 6/1/22	409,000	404,246
3.125% 5/4/27	350,000	325,784
3.75% 11/1/46	100,000	87,765
4.05% 5/4/47	50,000	45,871
4.15% 5/15/45	250,000	232,754
4.50% 4/15/20	210,000	215,550
4.50% 6/1/42	400,000	396,145
5.40% 5/1/35	200,000	216,613
6.05% 6/1/36	150,000	173,260
6.125% 7/15/38	200,000	234,465

		13,007,480

Agriculture–0.30%
Altria Group 2.625% 1/14/20	1,000,000	994,783
2.625% 9/16/26	145,000	132,186
2.85% 8/9/22	200,000	195,389
3.875% 9/16/46	200,000	176,164
4.00% 1/31/24	89,000	90,182

LVIP SSGA Bond Index Fund–12

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group (continued)
4.50% 5/2/43	100,000	$96,121
4.75% 5/5/21	200,000	207,797
5.375% 1/31/44	63,000	68,431
Archer-Daniels-Midland 2.50% 8/11/26	250,000	230,202
3.75% 9/15/47	100,000	93,154
4.016% 4/16/43	100,000	97,821
4.479% 3/1/21	235,000	243,239
BAT Capital 2.297% 8/14/20	200,000	195,545
2.764% 8/15/22	400,000	383,927
3.222% 8/15/24	400,000	379,412
3.557% 8/15/27	600,000	559,308
4.39% 8/15/37	275,000	258,804
4.54% 8/15/47	240,000	224,980
Bunge Limited Finance 3.00% 9/25/22	55,000	53,007
3.25% 8/15/26	45,000	41,144
3.50% 11/24/20	75,000	74,999
3.75% 9/25/27	55,000	52,004
Philip Morris International 1.875% 2/25/21	100,000	96,855
2.00% 2/21/20	100,000	98,416
2.125% 5/10/23	50,000	46,895
2.375% 8/17/22	150,000	143,636
2.625% 2/18/22	75,000	73,142
2.75% 2/25/26	100,000	92,984
2.90% 11/15/21	250,000	246,213
3.125% 8/17/27	150,000	142,100
3.375% 8/11/25	100,000	97,333
3.60% 11/15/23	600,000	597,704
4.125% 3/4/43	150,000	139,804
4.25% 11/10/44	85,000	80,721
4.375% 11/15/41	200,000	192,306
4.50% 3/26/20	100,000	102,377
4.50% 3/20/42	100,000	98,176
6.375% 5/16/38	150,000	181,615
Reynolds American 3.25% 6/12/20	49,000	48,973
4.00% 6/12/22	490,000	493,498
4.45% 6/12/25	105,000	105,824
4.85% 9/15/23	225,000	234,142
5.70% 8/15/35	50,000	53,828
5.85% 8/15/45	480,000	525,850
6.15% 9/15/43	125,000	142,372

		8,883,363

Airlines–0.09%
American Airlines Pass Through Trust
♦Series 2013-2 Class A 4.95% 1/15/23	279,155	288,056
♦Series 2015-1 Class A 3.375% 5/1/27	85,335	82,630

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
American Airlines Pass Through Trust (continued)
♦Series 2016-2 Class AA 3.20% 6/15/28	461,000	$438,305
♦Series 2016-3 Class AA 3.00% 10/15/28	56,823	53,541
♦Series 2017-1 Class AA 3.65% 2/15/29	96,100	93,778
♦Continental Airlines Pass Through Trust Series 2012-1 Class A 4.15% 4/11/24	188,477	190,295
Delta Air Lines 2.60% 12/4/20	135,000	132,148
2.875% 3/13/20	65,000	64,598
3.40% 4/19/21	45,000	44,827
3.625% 3/15/22	100,000	98,956
3.80% 4/19/23	60,000	59,356
4.375% 4/19/28	100,000	96,490
Southwest Airlines 2.65% 11/5/20	100,000	98,702
2.75% 11/6/19	50,000	49,835
3.00% 11/15/26	100,000	92,902
♦Spirit Airlines Pass Through Trust Series 2015-1 Class A 4.10% 4/1/28	21,598	21,567
United Airlines Pass Through Trust
♦Series 2014-2 Class A 3.75% 9/3/26	171,459	170,667
♦Series 2015-1 Class AA 3.45% 12/1/27	158,077	152,948
♦Series 2016-1 Class A 3.45% 7/7/28	92,494	89,545
♦Series 2016-1 Class AA 3.10% 7/7/28	97,362	92,498
♦Series 2018-1 Class AA 3.50% 3/1/30	135,000	131,335
♦US Airways Pass Through Trust Series 2013-1 Class A 3.95% 11/15/25	74,367	73,758

		2,616,737

Apparel–0.02%
NIKE 2.25% 5/1/23	100,000	95,733
2.375% 11/1/26	150,000	136,689
3.375% 11/1/46	100,000	88,997
3.625% 5/1/43	100,000	93,131
3.875% 11/1/45	100,000	96,580

		511,130

Auto Manufacturers–0.52%
American Honda Finance 1.20% 7/12/19	150,000	147,698
1.65% 7/12/21	200,000	191,447
1.95% 7/20/20	45,000	44,080
2.00% 11/13/19	150,000	148,306
2.00% 2/14/20	150,000	148,028
2.45% 9/24/20	150,000	148,155
2.60% 11/16/22	150,000	146,106
2.65% 2/12/21	200,000	198,004
2.90% 2/16/24	100,000	97,086
3.50% 2/15/28	250,000	245,089

LVIP SSGA Bond Index Fund–13

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Daimler Finance North America 8.50% 1/18/31	200,000	$281,879
Ford Motor 4.346% 12/8/26	500,000	491,562
4.75% 1/15/43	400,000	346,901
5.291% 12/8/46	300,000	279,001
7.45% 7/16/31	650,000	765,439
Ford Motor Credit 2.343% 11/2/20	200,000	194,869
2.425% 6/12/20	200,000	196,136
2.459% 3/27/20	200,000	196,851
3.096% 5/4/23	200,000	190,677
3.157% 8/4/20	300,000	298,079
3.20% 1/15/21	300,000	296,800
3.336% 3/18/21	200,000	198,334
3.664% 9/8/24	250,000	239,955
3.81% 1/9/24	200,000	194,375
3.815% 11/2/27	200,000	185,952
4.134% 8/4/25	300,000	292,911
5.75% 2/1/21	200,000	209,983
5.875% 8/2/21	250,000	265,217
General Motors 4.20% 10/1/27	200,000	191,939
5.15% 4/1/38	125,000	119,325
5.40% 4/1/48	200,000	190,692
6.25% 10/2/43	350,000	363,874
6.60% 4/1/36	305,000	330,979
6.75% 4/1/46	75,000	83,361
General Motors Financial 2.35% 10/4/19	250,000	247,928
2.65% 4/13/20	125,000	123,548
3.15% 1/15/20	800,000	798,892
3.15% 6/30/22	115,000	111,869
3.20% 7/13/20	200,000	199,154
3.20% 7/6/21	200,000	197,538
3.25% 1/5/23	150,000	145,511
3.45% 1/14/22	250,000	246,613
3.55% 4/9/21	90,000	89,767
3.70% 11/24/20	250,000	251,499
3.70% 5/9/23	140,000	137,499
3.85% 1/5/28	100,000	92,583
3.95% 4/13/24	150,000	146,978
4.00% 1/15/25	200,000	194,161
4.00% 10/6/26	250,000	237,419
4.15% 6/19/23	350,000	350,305
4.20% 3/1/21	250,000	253,639
4.30% 7/13/25	100,000	98,254
4.35% 4/9/25	115,000	113,515
4.35% 1/17/27	180,000	174,477
5.25% 3/1/26	200,000	207,563
PACCAR Financial 1.95% 2/27/20	60,000	59,096

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
PACCAR Financial (continued)
2.05% 11/13/20	100,000	$97,626
2.30% 8/10/22	100,000	96,244
2.80% 3/1/21	65,000	64,462
Toyota Motor Credit 1.55% 10/18/19	150,000	147,920
1.90% 4/8/21	150,000	145,369
1.95% 4/17/20	150,000	147,458
2.125% 7/18/19	200,000	198,812
2.15% 9/8/22	150,000	143,140
2.25% 10/18/23	150,000	141,377
2.60% 1/11/22	150,000	147,001
2.75% 5/17/21	250,000	247,907
2.90% 4/17/24	150,000	145,472
2.95% 4/13/21	75,000	74,643
3.20% 1/11/27	100,000	96,632
3.30% 1/12/22	400,000	401,304
3.40% 9/15/21	600,000	605,219
3.40% 4/14/25	150,000	148,269

		15,445,753

Auto Parts & Equipment–0.03%
Aptiv 3.15% 11/19/20	50,000	49,665
4.25% 1/15/26	100,000	99,832
Harman International Industries 4.15% 5/15/25	100,000	99,828
Lear 3.80% 9/15/27	100,000	94,072
5.25% 1/15/25	225,000	231,634
Magna International 3.625% 6/15/24	200,000	199,675

		774,706

Banks–6.39%
Australia & New Zealand Banking Group 1.60% 7/15/19	250,000	246,679
2.05% 9/23/19	250,000	247,276
2.30% 6/1/21	250,000	243,095
2.55% 11/23/21	250,000	242,961
2.625% 5/19/22	250,000	241,797
2.625% 11/9/22	250,000	240,776
2.70% 11/16/20	250,000	246,816
3.70% 11/16/25	250,000	249,409
Banco Bilbao Vizcaya Argentaria 3.00% 10/20/20	200,000	198,555
Banco Santander 3.125% 2/23/23	200,000	189,984
3.50% 4/11/22	200,000	195,257
3.80% 2/23/28	200,000	183,037
3.848% 4/12/23	200,000	195,809
4.25% 4/11/27	200,000	190,444
4.379% 4/12/28	200,000	191,599

LVIP SSGA Bond Index Fund–14

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Banco Santander (continued)
5.179% 11/19/25	200,000	$201,287
Bancolombia 5.95% 6/3/21	200,000	211,088
Bank of America 2.25% 4/21/20	250,000	246,635
µ2.328% 10/1/21	350,000	342,273
µ2.369% 7/21/21	500,000	490,293
2.503% 10/21/22	500,000	479,213
2.625% 10/19/20	200,000	197,605
2.625% 4/19/21	350,000	343,970
µ2.738% 1/23/22	250,000	245,643
µ2.816% 7/21/23	350,000	338,616
µ3.004% 12/20/23	1,337,000	1,297,074
µ3.093% 10/1/25	550,000	524,166
µ3.124% 1/20/23	250,000	245,993
3.248% 10/21/27	500,000	466,537
3.30% 1/11/23	1,000,000	985,945
µ3.366% 1/23/26	250,000	240,739
µ3.419% 12/20/28	480,000	452,543
µ3.499% 5/17/22	250,000	250,016
3.50% 4/19/26	350,000	338,886
µ3.55% 3/5/24	400,000	396,158
µ3.593% 7/21/28	350,000	334,540
µ3.824% 1/20/28	250,000	244,125
3.875% 8/1/25	400,000	398,364
µ3.946% 1/23/49	250,000	225,702
3.95% 4/21/25	250,000	245,050
µ3.97% 3/5/29	400,000	394,163
4.00% 4/1/24	475,000	479,528
4.10% 7/24/23	1,350,000	1,373,181
4.183% 11/25/27	250,000	243,942
µ4.244% 4/24/38	350,000	340,633
4.25% 10/22/26	433,000	428,319
µ4.443% 1/20/48	200,000	195,726
4.45% 3/3/26	430,000	431,691
5.00% 1/21/44	350,000	371,534
5.875% 2/7/42	218,000	255,736
6.11% 1/29/37	200,000	230,406
7.75% 5/14/38	200,000	271,614
Bank of America N.A. 6.00% 10/15/36	400,000	472,667
Bank of Montreal 1.50% 7/18/19	190,000	187,412
1.75% 9/11/19	150,000	148,105
1.90% 8/27/21	250,000	239,204
2.10% 12/12/19	100,000	98,831
2.10% 6/15/20	350,000	343,512
2.35% 9/11/22	150,000	143,655
2.55% 11/6/22	300,000	289,989
3.10% 4/13/21	90,000	89,676
µ3.803% 12/15/32	300,000	278,268
Bank of New York Mellon 2.05% 5/3/21	300,000	290,762

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon (continued)
2.15% 2/24/20	150,000	$148,179
2.20% 8/16/23	100,000	93,931
2.30% 9/11/19	500,000	497,381
2.45% 11/27/20	150,000	147,606
2.45% 8/17/26	250,000	228,968
2.60% 8/17/20	100,000	99,033
2.60% 2/7/22	300,000	293,979
µ2.661% 5/16/23	150,000	145,641
3.00% 2/24/25	100,000	96,157
3.00% 10/30/28	55,000	50,311
3.25% 5/16/27	150,000	144,616
3.30% 8/23/29	650,000	605,094
µ3.442% 2/7/28	180,000	175,872
3.55% 9/23/21	200,000	202,319
3.95% 11/18/25	100,000	101,670
4.15% 2/1/21	100,000	102,713
Bank of Nova Scotia 1.85% 4/14/20	500,000	491,135
1.875% 4/26/21	300,000	290,438
2.15% 7/14/20	250,000	245,200
2.35% 10/21/20	150,000	147,294
2.45% 3/22/21	150,000	146,779
2.45% 9/19/22	150,000	144,008
2.50% 1/8/21	150,000	147,557
2.80% 7/21/21	550,000	542,899
3.125% 4/20/21	250,000	248,808
4.50% 12/16/25	150,000	149,796
Bank One 8.00% 4/29/27	100,000	124,999
Barclays 2.75% 11/8/19	500,000	496,417
2.875% 6/8/20	500,000	494,269
3.20% 8/10/21	250,000	245,171
3.25% 1/12/21	200,000	197,566
3.684% 1/10/23	200,000	194,692
4.337% 1/10/28	200,000	190,320
µ4.338% 5/16/24	200,000	197,742
4.375% 1/12/26	200,000	194,741
4.95% 1/10/47	200,000	188,194
µ4.972% 5/16/29	200,000	198,526
5.25% 8/17/45	200,000	197,209
Barclays Bank 2.65% 1/11/21	200,000	195,592
5.14% 10/14/20	200,000	204,918
BB&T 2.05% 5/10/21	250,000	241,668
2.15% 2/1/21	150,000	145,929
2.45% 1/15/20	700,000	693,317
2.85% 10/26/24	100,000	94,964
3.20% 9/3/21	100,000	99,729
3.70% 6/5/25	150,000	149,370

LVIP SSGA Bond Index Fund–15

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas 4.25% 10/15/24	200,000	$197,615
5.00% 1/15/21	300,000	312,078
BNP Paribas US Medium-Term Note Program 3.25% 3/3/23	500,000	494,961
BPCE 2.25% 1/27/20	550,000	541,483
2.50% 7/15/19	250,000	248,529
3.375% 12/2/26	250,000	236,972
Branch Banking & Trust 2.10% 1/15/20	250,000	246,313
2.25% 6/1/20	700,000	688,467
2.625% 1/15/22	250,000	243,864
3.625% 9/16/25	250,000	246,198
Canadian Imperial Bank of Commerce 1.60% 9/6/19	200,000	197,092
2.10% 10/5/20	250,000	244,031
2.70% 2/2/21	125,000	123,132
Capital One 2.35% 1/31/20	350,000	345,096
2.40% 9/5/19	300,000	297,658
2.65% 8/8/22	250,000	240,114
Capital One Financial 3.20% 1/30/23	600,000	582,623
3.20% 2/5/25	150,000	141,023
3.45% 4/30/21	150,000	149,754
3.50% 6/15/23	600,000	586,779
3.75% 3/9/27	250,000	236,741
3.80% 1/31/28	400,000	378,322
4.20% 10/29/25	200,000	194,535
4.25% 4/30/25	150,000	149,698
4.75% 7/15/21	100,000	103,426
Citibank 1.85% 9/18/19	250,000	247,073
2.10% 6/12/20	300,000	293,897
2.85% 2/12/21	400,000	395,834
Citigroup 2.35% 8/2/21	350,000	338,334
2.40% 2/18/20	750,000	740,731
2.50% 7/29/19	500,000	497,888
2.65% 10/26/20	350,000	345,446
2.70% 3/30/21	300,000	294,348
2.70% 10/27/22	250,000	240,322
µ2.876% 7/24/23	200,000	193,039
2.90% 12/8/21	700,000	686,292
µ3.142% 1/24/23	365,000	357,895
3.20% 10/21/26	300,000	279,279
3.40% 5/1/26	550,000	522,066
µ3.52% 10/27/28	250,000	235,344
µ3.668% 7/24/28	200,000	190,499
3.70% 1/12/26	400,000	388,329
3.75% 6/16/24	400,000	395,842

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Citigroup (continued)
3.875% 10/25/23	350,000	$350,446
µ3.878% 1/24/39	250,000	227,880
µ4.044% 6/1/24	250,000	251,631
4.05% 7/30/22	107,000	107,678
µ4.075% 4/23/29	400,000	392,931
4.125% 7/25/28	380,000	364,250
µ4.281% 4/24/48	325,000	308,613
4.30% 11/20/26	400,000	390,995
4.45% 9/29/27	300,000	295,421
4.50% 1/14/22	730,000	750,454
4.60% 3/9/26	105,000	105,017
4.65% 7/30/45	250,000	249,734
4.75% 5/18/46	150,000	143,176
5.30% 5/6/44	167,000	172,542
5.50% 9/13/25	200,000	212,656
5.875% 2/22/33	200,000	220,707
5.875% 1/30/42	150,000	173,848
6.00% 10/31/33	100,000	112,021
6.625% 6/15/32	100,000	118,102
6.675% 9/13/43	150,000	181,879
8.125% 7/15/39	350,000	493,766
Citizens Bank 2.20% 5/26/20	250,000	244,853
2.55% 5/13/21	250,000	243,979
2.65% 5/26/22	250,000	241,975
Citizens Financial Group 2.375% 7/28/21	30,000	29,029
4.30% 12/3/25	150,000	149,270
Comerica Bank 4.00% 7/27/25	250,000	248,527
Commonwealth Bank of Australia 2.30% 9/6/19	250,000	248,214
2.55% 3/15/21	250,000	245,507
Compass Bank 2.875% 6/29/22	250,000	241,567
3.50% 6/11/21	250,000	249,923
3.875% 4/10/25	250,000	241,464
Cooperatieve Rabobank 1.375% 8/9/19	400,000	393,354
2.50% 1/19/21	250,000	245,300
2.75% 1/10/23	250,000	240,869
3.375% 5/21/25	500,000	488,504
3.75% 7/21/26	250,000	234,433
3.875% 2/8/22	250,000	253,662
3.95% 11/9/22	250,000	247,827
4.50% 1/11/21	550,000	566,068
4.625% 12/1/23	350,000	352,964
5.25% 5/24/41	150,000	168,389
5.25% 8/4/45	250,000	261,832
Credit Suisse Group Funding Guernsey 2.75% 3/26/20	600,000	593,689
3.45% 4/16/21	300,000	299,069

LVIP SSGA Bond Index Fund–16

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse Group Funding Guernsey (continued)
3.80% 9/15/22	400,000	$398,628
3.80% 6/9/23	1,000,000	988,125
4.55% 4/17/26	350,000	350,542
4.875% 5/15/45	400,000	396,265
Credit Suisse New York 3.625% 9/9/24	700,000	688,867
4.375% 8/5/20	200,000	204,648
5.30% 8/13/19	100,000	102,558
Deutsche Bank 2.95% 8/20/20	150,000	145,923
3.125% 1/13/21	200,000	193,517
3.375% 5/12/21	300,000	290,364
3.70% 5/30/24	490,000	455,455
4.10% 1/13/26	200,000	186,109
Deutsche Bank New York 2.70% 7/13/20	250,000	243,256
3.15% 1/22/21	300,000	290,508
3.30% 11/16/22	500,000	468,904
Discover Bank 3.35% 2/6/23	550,000	536,537
4.20% 8/8/23	250,000	252,544
Fifth Third Bancorp 2.875% 7/27/20	500,000	497,434
3.50% 3/15/22	200,000	200,287
4.30% 1/16/24	250,000	253,614
8.25% 3/1/38	100,000	136,862
Fifth Third Bank 2.20% 10/30/20	200,000	195,535
2.25% 6/14/21	500,000	487,343
First Republic Bank 4.625% 2/13/47	250,000	247,781
Goldman Sachs Bank USA 3.20% 6/5/20	85,000	85,271
Goldman Sachs Group 1.95% 7/23/19	50,000	49,515
2.30% 12/13/19	530,000	524,658
2.35% 11/15/21	225,000	216,554
2.60% 12/27/20	750,000	737,700
2.625% 4/25/21	75,000	73,394
2.75% 9/15/20	625,000	617,874
2.875% 2/25/21	250,000	246,904
µ2.876% 10/31/22	350,000	341,838
µ2.905% 7/24/23	150,000	144,612
µ2.908% 6/5/23	150,000	144,894
3.00% 4/26/22	330,000	322,550
3.20% 2/23/23	470,000	458,476
µ3.272% 9/29/25	550,000	522,673
3.50% 11/16/26	500,000	471,612
3.625% 1/22/23	450,000	447,507
µ3.691% 6/5/28	135,000	128,121
3.75% 5/22/25	750,000	731,881
µ3.814% 4/23/29	400,000	380,915
3.85% 7/8/24	400,000	396,956

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group (continued)
3.85% 1/26/27	300,000	$288,409
µ4.017% 10/31/38	350,000	319,524
µ4.223% 5/1/29	500,000	493,436
µ4.411% 4/23/39	500,000	480,418
4.75% 10/21/45	150,000	148,787
5.15% 5/22/45	360,000	359,057
5.25% 7/27/21	400,000	420,551
5.375% 3/15/20	200,000	207,198
5.75% 1/24/22	750,000	803,011
5.95% 1/15/27	200,000	217,017
6.00% 6/15/20	500,000	526,087
6.125% 2/15/33	250,000	286,301
6.25% 2/1/41	255,000	298,302
6.45% 5/1/36	600,000	693,342
6.75% 10/1/37	800,000	951,106
HSBC Bank USA 5.625% 8/15/35	500,000	560,175
5.875% 11/1/34	100,000	114,030
7.00% 1/15/39	100,000	128,869
HSBC Holdings 2.65% 1/5/22	250,000	242,178
2.95% 5/25/21	500,000	492,467
µ3.262% 3/13/23	200,000	196,006
3.40% 3/8/21	250,000	250,005
3.60% 5/25/23	500,000	495,429
3.90% 5/25/26	1,095,000	1,071,803
µ3.95% 5/18/24	235,000	234,313
4.00% 3/30/22	500,000	507,563
µ4.041% 3/13/28	200,000	194,370
4.25% 3/14/24	300,000	298,844
4.30% 3/8/26	250,000	250,882
4.375% 11/23/26	375,000	369,263
µ4.583% 6/19/29	235,000	237,641
5.10% 4/5/21	300,000	313,711
6.10% 1/14/42	200,000	242,548
6.50% 5/2/36	200,000	232,575
6.50% 9/15/37	200,000	233,996
6.80% 6/1/38	200,000	241,411
HSBC USA 2.75% 8/7/20	100,000	99,110
3.50% 6/23/24	800,000	784,036
5.00% 9/27/20	300,000	308,984
Huntington Bancshares 2.30% 1/14/22	100,000	96,112
4.00% 5/15/25	150,000	150,662
Huntington National Bank 2.40% 4/1/20	250,000	246,606
2.875% 8/20/20	250,000	248,649
3.25% 5/14/21	250,000	249,514
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	498,869

LVIP SSGA Bond Index Fund–17

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Industrial & Commercial Bank of China (continued)
3.538% 11/8/27	250,000	$235,262
JPMorgan Chase & Co. 2.40% 6/7/21	350,000	341,135
2.55% 10/29/20	275,000	270,917
2.55% 3/1/21	500,000	490,181
2.70% 5/18/23	250,000	240,163
2.75% 6/23/20	800,000	793,114
µ2.776% 4/25/23	113,000	109,605
2.95% 10/1/26	500,000	464,949
2.972% 1/15/23	650,000	633,473
3.20% 1/25/23	500,000	491,362
3.20% 6/15/26	450,000	425,956
µ3.22% 3/1/25	270,000	260,676
3.25% 9/23/22	550,000	545,221
3.30% 4/1/26	500,000	478,881
3.375% 5/1/23	200,000	195,470
µ3.509% 1/23/29	310,000	294,063
µ3.514% 6/18/22	1,000,000	1,001,185
µ3.54% 5/1/28	150,000	143,770
µ3.559% 4/23/24	265,000	262,689
3.625% 5/13/24	250,000	248,525
3.625% 12/1/27	260,000	244,928
3.875% 2/1/24	750,000	755,513
µ3.897% 1/23/49	350,000	315,051
3.90% 7/15/25	500,000	498,579
µ3.964% 11/15/48	200,000	180,275
µ4.005% 4/23/29	350,000	345,749
4.125% 12/15/26	500,000	494,557
4.25% 10/15/20	750,000	766,973
µ4.26% 2/22/48	1,000,000	943,574
4.35% 8/15/21	600,000	617,300
4.40% 7/22/20	700,000	717,251
4.95% 6/1/45	500,000	510,027
5.40% 1/6/42	200,000	222,241
5.50% 10/15/40	100,000	111,445
5.60% 7/15/41	500,000	564,999
6.40% 5/15/38	450,000	552,857
JPMorgan Chase Bank 1.65% 9/23/19	250,000	246,258
µ2.604% 2/1/21	300,000	297,417
µ3.086% 4/26/21	250,000	249,480
KeyBank 1.60% 8/22/19	250,000	246,355
2.30% 9/14/22	250,000	238,752
2.40% 6/9/22	250,000	240,181
2.50% 11/22/21	250,000	242,898
3.18% 5/22/22	300,000	296,320
KeyCorp 2.90% 9/15/20	195,000	193,537
5.10% 3/24/21	300,000	313,424

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Korea Development Bank 1.375% 9/12/19	500,000	$490,160
2.625% 2/27/22	300,000	290,796
2.75% 3/19/23	200,000	192,186
Kreditanstalt fuer Wiederaufbau 1.00% 7/15/19	1,000,000	984,687
1.25% 9/30/19	1,000,000	984,069
1.50% 6/15/21	700,000	674,235
1.625% 3/15/21	1,000,000	970,126
1.75% 3/31/20	2,000,000	1,969,115
1.75% 9/15/21	350,000	338,421
1.875% 11/30/20	500,000	490,048
2.00% 11/30/21	500,000	486,461
2.00% 10/4/22	700,000	675,921
2.00% 5/2/25	1,200,000	1,126,331
2.125% 1/17/23	1,000,000	966,928
2.375% 12/29/22	1,095,000	1,071,190
2.50% 11/20/24	1,000,000	972,264
2.625% 1/25/22	400,000	396,863
2.75% 7/15/20	425,000	425,355
2.75% 9/8/20	2,500,000	2,502,963
2.875% 4/3/28	525,000	519,362
4.00% 1/27/20	750,000	765,494
^4.188% 4/18/36	200,000	115,603
^4.297% 6/29/37	500,000	278,059
Landwirtschaftliche Rentenbank 1.375% 10/23/19	300,000	295,494
2.50% 11/15/27	300,000	286,937
Lloyds Bank 2.70% 8/17/20	200,000	197,704
3.30% 5/7/21	200,000	199,726
6.375% 1/21/21	300,000	321,913
Lloyds Banking Group µ2.907% 11/7/23	350,000	333,696
3.00% 1/11/22	200,000	194,968
3.10% 7/6/21	200,000	197,392
µ3.574% 11/7/28	350,000	323,549
3.75% 1/11/27	235,000	222,533
4.344% 1/9/48	450,000	387,668
4.375% 3/22/28	200,000	197,690
4.45% 5/8/25	200,000	201,504
4.582% 12/10/25	300,000	294,536
4.65% 3/24/26	200,000	197,100
Manufacturers & Traders Trust 2.05% 8/17/20	250,000	244,423
2.25% 7/25/19	350,000	347,706
2.625% 1/25/21	250,000	246,187
Mitsubishi UFJ Financial Group 2.527% 9/13/23	200,000	189,517
2.665% 7/25/22	200,000	193,144
2.95% 3/1/21	230,000	227,604
2.998% 2/22/22	350,000	343,791

LVIP SSGA Bond Index Fund–18

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group (continued)
3.287% 7/25/27	200,000	$190,954
3.455% 3/2/23	200,000	198,407
3.677% 2/22/27	350,000	344,257
3.777% 3/2/25	200,000	199,467
3.85% 3/1/26	400,000	398,416
3.961% 3/2/28	200,000	200,578
Mizuho Financial Group 2.273% 9/13/21	300,000	288,044
2.601% 9/11/22	200,000	191,795
2.953% 2/28/22	200,000	195,300
3.17% 9/11/27	200,000	187,543
3.549% 3/5/23	200,000	198,594
3.663% 2/28/27	200,000	195,339
4.018% 3/5/28	200,000	200,487
Morgan Stanley 2.50% 4/21/21	425,000	415,259
2.625% 11/17/21	400,000	388,508
2.65% 1/27/20	500,000	496,558
2.75% 5/19/22	415,000	402,251
3.125% 1/23/23	450,000	439,542
3.125% 7/27/26	235,000	218,833
µ3.591% 7/22/28	200,000	190,306
3.625% 1/20/27	350,000	336,445
3.70% 10/23/24	1,125,000	1,111,580
µ3.737% 4/24/24	210,000	208,968
3.75% 2/25/23	500,000	500,885
µ3.772% 1/24/29	450,000	434,013
3.875% 1/27/26	265,000	261,108
3.95% 4/23/27	300,000	286,511
µ3.971% 7/22/38	130,000	120,847
4.00% 7/23/25	200,000	199,574
4.10% 5/22/23	350,000	351,722
4.30% 1/27/45	500,000	474,177
4.35% 9/8/26	300,000	296,410
4.375% 1/22/47	1,150,000	1,100,837
µ4.457% 4/22/39	350,000	343,175
4.875% 11/1/22	250,000	259,555
5.00% 11/24/25	175,000	181,689
5.50% 1/26/20	200,000	206,995
5.50% 7/28/21	300,000	317,679
5.75% 1/25/21	650,000	687,455
6.25% 8/9/26	100,000	112,875
6.375% 7/24/42	850,000	1,035,928
7.25% 4/1/32	100,000	126,454
MUFG Americas Holdings 2.25% 2/10/20	100,000	98,536
3.00% 2/10/25	150,000	143,500
National Australia Bank 1.875% 7/12/21	250,000	238,454
2.125% 5/22/20	250,000	245,459
2.25% 1/10/20	250,000	247,040

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
National Australia Bank (continued)
2.50% 5/22/22	250,000	$239,680
2.50% 7/12/26	250,000	226,621
2.625% 7/23/20	250,000	247,185
2.80% 1/10/22	250,000	243,793
3.00% 1/20/23	500,000	488,506
National Bank of Canada 2.15% 6/12/20	250,000	244,867
2.20% 11/2/20	250,000	243,729
Northern Trust 3.45% 11/4/20	100,000	101,151
3.95% 10/30/25	250,000	254,775
Oesterreichische Kontrollbank 1.375% 2/10/20	300,000	294,036
1.875% 1/20/21	900,000	879,890
2.875% 3/13/23	150,000	149,497
PNC Bank 2.00% 5/19/20	250,000	245,061
2.15% 4/29/21	250,000	242,402
2.30% 6/1/20	250,000	246,276
2.45% 11/5/20	500,000	491,459
2.45% 7/28/22	250,000	241,452
2.60% 7/21/20	250,000	247,054
2.625% 2/17/22	250,000	243,881
2.70% 11/1/22	250,000	240,465
3.10% 10/25/27	250,000	236,912
3.25% 6/1/25	250,000	243,354
4.20% 11/1/25	500,000	508,805
PNC Financial Services Group 3.15% 5/19/27	250,000	237,916
3.30% 3/8/22	300,000	298,372
5.125% 2/8/20	100,000	103,218
Regions Bank 2.75% 4/1/21	300,000	295,226
Regions Financial 2.75% 8/14/22	200,000	193,053
3.20% 2/8/21	100,000	99,544
Royal Bank of Canada 1.50% 7/29/19	250,000	246,476
2.15% 3/6/20	250,000	246,401
2.15% 10/26/20	115,000	112,393
2.20% 9/23/19	550,000	546,317
2.30% 3/22/21	900,000	882,881
2.35% 10/30/20	600,000	588,637
3.20% 4/30/21	115,000	114,997
Royal Bank of Scotland Group µ3.498% 5/15/23	400,000	387,829
µ4.519% 6/25/24	400,000	400,729
4.80% 4/5/26	700,000	705,069
Santander Holdings USA 2.65% 4/17/20	300,000	297,486
3.40% 1/18/23	150,000	144,978
3.70% 3/28/22	190,000	187,366

LVIP SSGA Bond Index Fund–19

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Santander Holdings USA (continued)
4.40% 7/13/27	220,000	$211,366
4.50% 7/17/25	250,000	245,592
Santander UK 2.125% 11/3/20	200,000	194,223
2.50% 1/5/21	500,000	488,542
3.40% 6/1/21	200,000	199,967
Santander UK Group Holdings 2.875% 10/16/20	100,000	98,740
2.875% 8/5/21	250,000	242,475
µ3.373% 1/5/24	500,000	481,260
µ3.823% 11/3/28	200,000	183,976
Skandinaviska Enskilda Banken 2.30% 3/11/20	250,000	246,537
2.625% 3/15/21	250,000	245,548
2.80% 3/11/22	250,000	243,744
Sumitomo Mitsui Banking 2.092% 10/18/19	250,000	247,008
2.45% 1/16/20	600,000	593,296
2.514% 1/17/20	250,000	247,418
2.65% 7/23/20	400,000	395,055
3.20% 7/18/22	250,000	247,372
Sumitomo Mitsui Financial Group 2.778% 10/18/22	150,000	144,918
2.784% 7/12/22	200,000	193,725
2.846% 1/11/22	250,000	244,298
2.934% 3/9/21	200,000	197,800
3.01% 10/19/26	500,000	468,486
3.102% 1/17/23	250,000	244,426
3.352% 10/18/27	150,000	143,801
3.364% 7/12/27	200,000	191,653
3.446% 1/11/27	250,000	241,710
3.544% 1/17/28	250,000	242,604
3.784% 3/9/26	200,000	198,594
SunTrust Banks 2.45% 8/1/22	150,000	144,234
2.70% 1/27/22	150,000	146,270
2.90% 3/3/21	100,000	98,839
3.00% 2/2/23	100,000	97,937
3.30% 5/15/26	200,000	189,131
SVB Financial Group 5.375% 9/15/20	150,000	156,449
Svenska Handelsbanken 1.50% 9/6/19	250,000	245,968
1.875% 9/7/21	250,000	238,837
2.40% 10/1/20	400,000	392,861
2.45% 3/30/21	250,000	244,458
3.35% 5/24/21	250,000	250,468
Synchrony Bank 3.65% 5/24/21	250,000	250,315
Synovus Financial 3.125% 11/1/22	60,000	57,375
Toronto-Dominion Bank 1.45% 8/13/19	150,000	147,846
1.80% 7/13/21	150,000	143,710

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
1.85% 9/11/20	165,000	$160,807
1.90% 10/24/19	300,000	296,625
2.125% 7/2/19	200,000	198,844
2.125% 4/7/21	150,000	145,655
2.25% 11/5/19	250,000	248,112
2.50% 12/14/20	200,000	196,847
2.55% 1/25/21	150,000	147,774
3.00% 6/11/20	350,000	349,527
3.25% 6/11/21	350,000	350,042
U.S. Bancorp 2.35% 1/29/21	150,000	147,180
2.375% 7/22/26	150,000	136,628
2.95% 7/15/22	200,000	195,532
3.00% 3/15/22	150,000	148,454
3.10% 4/27/26	65,000	61,370
3.15% 4/27/27	350,000	334,944
3.60% 9/11/24	250,000	247,174
3.70% 1/30/24	250,000	252,430
3.90% 4/26/28	250,000	253,969
U.S. Bank 2.05% 10/23/20	250,000	244,172
2.35% 1/23/20	250,000	247,790
2.85% 1/23/23	250,000	244,943
UBS 2.35% 3/26/20	700,000	692,296
µUS Bank 3.104% 5/21/21	500,000	500,099
Wachovia 5.50% 8/1/35	150,000	160,409
Wells Fargo & Co. 2.10% 7/26/21	400,000	384,519
2.50% 3/4/21	350,000	342,320
2.55% 12/7/20	300,000	295,365
2.60% 7/22/20	1,050,000	1,036,975
2.625% 7/22/22	150,000	144,560
3.00% 4/22/26	150,000	139,200
3.00% 10/23/26	300,000	277,301
3.30% 9/9/24	250,000	241,721
3.45% 2/13/23	250,000	245,266
3.50% 3/8/22	600,000	598,350
µ3.584% 5/22/28	755,000	724,198
3.90% 5/1/45	510,000	465,624
4.10% 6/3/26	740,000	725,854
4.125% 8/15/23	300,000	301,967
4.30% 7/22/27	750,000	740,486
4.40% 6/14/46	250,000	229,407
4.60% 4/1/21	350,000	361,531
4.65% 11/4/44	225,000	214,818
4.75% 12/7/46	350,000	339,466
5.375% 11/2/43	775,000	810,975
Wells Fargo Bank 2.15% 12/6/19	350,000	346,258
2.40% 1/15/20	750,000	742,955
2.60% 1/15/21	750,000	738,320

LVIP SSGA Bond Index Fund–20

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo Bank (continued)
5.85% 2/1/37	450,000	$515,591
6.60% 1/15/38	450,000	561,909
Wells Fargo Capital X 5.95% 12/15/36	100,000	108,102
Westpac Banking 1.60% 8/19/19	200,000	197,211
2.00% 8/19/21	200,000	191,706
2.10% 5/13/21	150,000	144,799
2.15% 3/6/20	250,000	246,028
2.30% 5/26/20	100,000	98,410
2.50% 6/28/22	150,000	144,251
2.60% 11/23/20	150,000	147,680
2.65% 1/25/21	250,000	246,901
2.70% 8/19/26	200,000	182,098
2.75% 1/11/23	450,000	429,427
2.80% 1/11/22	300,000	293,136
2.85% 5/13/26	150,000	138,780
3.05% 5/15/20	100,000	99,961
3.35% 3/8/27	250,000	238,411
3.40% 1/25/28	250,000	238,444
3.65% 5/15/23	100,000	100,163
µ4.322% 11/23/31	250,000	241,295
4.875% 11/19/19	250,000	256,378

		190,219,458

Beverages–0.75%
Anheuser-Busch InBev Finance 2.625% 1/17/23	450,000	434,115
2.65% 2/1/21	1,340,000	1,322,347
3.30% 2/1/23	860,000	853,708
3.65% 2/1/26	1,600,000	1,567,849
4.00% 1/17/43	100,000	91,180
4.625% 2/1/44	550,000	542,449
4.70% 2/1/36	950,000	965,691
4.90% 2/1/46	1,230,000	1,269,689
Anheuser-Busch InBev Worldwide 2.50% 7/15/22	450,000	434,878
3.50% 1/12/24	360,000	358,223
3.75% 1/15/22	400,000	405,766
3.75% 7/15/42	136,000	120,056
4.00% 4/13/28	270,000	269,914
4.375% 2/15/21	30,000	30,963
4.375% 4/15/38	285,000	277,583
4.439% 10/6/48	395,000	381,672
4.60% 4/15/48	615,000	608,366
4.75% 4/15/58	200,000	196,215
4.95% 1/15/42	300,000	312,449
8.20% 1/15/39	200,000	286,758
Brown-Forman 3.50% 4/15/25	60,000	59,726
4.00% 4/15/38	85,000	84,891

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola 1.55% 9/1/21	150,000	$143,576
2.20% 5/25/22	70,000	67,980
2.25% 9/1/26	200,000	180,986
2.45% 11/1/20	500,000	496,849
2.50% 4/1/23	250,000	242,232
2.55% 6/1/26	100,000	92,932
2.875% 10/27/25	100,000	95,845
2.90% 5/25/27	100,000	95,077
3.15% 11/15/20	170,000	171,117
3.30% 9/1/21	250,000	252,207
Coca-Cola Bottling Consolidated 3.80% 11/25/25	50,000	49,137
Coca-Cola European Partners 3.50% 9/15/20	100,000	100,124
Coca-Cola Femsa 3.875% 11/26/23	200,000	200,612
Constellation Brands 2.00% 11/7/19	160,000	157,687
2.25% 11/6/20	200,000	195,292
2.70% 5/9/22	30,000	29,022
3.20% 2/15/23	100,000	97,406
3.50% 5/9/27	30,000	28,469
3.60% 2/15/28	100,000	94,712
3.70% 12/6/26	100,000	96,667
3.75% 5/1/21	75,000	75,771
3.875% 11/15/19	60,000	60,647
4.10% 2/15/48	100,000	89,340
4.25% 5/1/23	280,000	285,775
4.50% 5/9/47	45,000	42,996
Diageo Capital 2.625% 4/29/23	350,000	338,999
3.50% 9/18/23	200,000	200,818
3.875% 5/18/28	200,000	201,919
3.875% 4/29/43	30,000	29,330
4.828% 7/15/20	100,000	103,434
5.875% 9/30/36	100,000	122,666
Diageo Investment 2.875% 5/11/22	200,000	197,132
8.00% 9/15/22	100,000	117,671
Dr Pepper Snapple Group 3.13% 12/15/23	100,000	95,793
3.40% 11/15/25	150,000	141,944
3.43% 6/15/27	70,000	64,798
4.42% 12/15/46	50,000	45,922
Fomento Economico Mexicano 2.875% 5/10/23	150,000	143,499
4.375% 5/10/43	200,000	197,799
Maple Escrow Subsidiary 3.551% 5/25/21	400,000	400,627
4.597% 5/25/28	150,000	150,846
4.985% 5/25/38	100,000	100,952

LVIP SSGA Bond Index Fund–21

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Molson Coors Brewing 1.45% 7/15/19	80,000	$78,755
2.10% 7/15/21	100,000	95,962
3.00% 7/15/26	110,000	100,096
4.20% 7/15/46	595,000	536,297
5.00% 5/1/42	250,000	254,411
PepsiCo 1.35% 10/4/19	65,000	63,934
1.70% 10/6/21	150,000	143,512
2.00% 4/15/21	150,000	146,303
2.15% 10/14/20	150,000	147,665
2.25% 5/2/22	200,000	193,691
2.375% 10/6/26	80,000	73,186
2.75% 3/1/23	550,000	537,773
2.85% 2/24/26	90,000	85,891
3.00% 8/25/21	100,000	100,254
3.00% 10/15/27	150,000	142,673
3.125% 11/1/20	250,000	251,405
3.45% 10/6/46	590,000	530,495
3.60% 3/1/24	779,000	788,321
3.60% 8/13/42	250,000	235,966
4.00% 3/5/42	100,000	98,345
4.00% 5/2/47	105,000	103,527
4.45% 4/14/46	120,000	126,175
4.50% 1/15/20	100,000	102,931
4.875% 11/1/40	100,000	111,503
5.50% 1/15/40	150,000	179,682

		22,199,848

Biotechnology–0.41%
Amgen 1.85% 8/19/21	100,000	95,852
2.125% 5/1/20	200,000	196,705
2.20% 5/11/20	300,000	295,390
2.25% 8/19/23	200,000	187,644
2.60% 8/19/26	200,000	180,847
2.65% 5/11/22	200,000	193,861
2.70% 5/1/22	100,000	97,221
3.125% 5/1/25	200,000	191,689
3.20% 11/2/27	400,000	375,318
3.625% 5/15/22	100,000	100,677
3.625% 5/22/24	150,000	149,571
3.875% 11/15/21	200,000	203,015
4.10% 6/15/21	100,000	102,173
4.40% 5/1/45	300,000	287,023
4.50% 3/15/20	150,000	153,572
5.15% 11/15/41	250,000	266,730
5.65% 6/15/42	200,000	227,199
5.75% 3/15/40	200,000	225,491
6.375% 6/1/37	100,000	120,189
6.40% 2/1/39	50,000	60,106

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Baxalta 2.875% 6/23/20	400,000	$395,635
3.60% 6/23/22	100,000	99,063
4.00% 6/23/25	150,000	147,067
5.25% 6/23/45	45,000	46,532
Biogen 2.90% 9/15/20	250,000	249,044
3.625% 9/15/22	145,000	144,910
4.05% 9/15/25	145,000	145,968
5.20% 9/15/45	255,000	271,610
Celgene 2.75% 2/15/23	200,000	191,255
2.875% 8/15/20	200,000	198,570
2.875% 2/19/21	45,000	44,425
3.25% 8/15/22	250,000	245,307
3.25% 2/20/23	150,000	146,684
3.45% 11/15/27	200,000	184,258
3.55% 8/15/22	300,000	298,000
3.625% 5/15/24	200,000	195,376
3.875% 8/15/25	200,000	194,932
3.90% 2/20/28	250,000	237,025
3.95% 10/15/20	100,000	101,653
4.00% 8/15/23	100,000	100,965
4.35% 11/15/47	200,000	176,821
4.55% 2/20/48	250,000	229,186
4.625% 5/15/44	300,000	279,484
5.00% 8/15/45	110,000	108,106
Genzyme 5.00% 6/15/20	100,000	103,757
Gilead Sciences 1.85% 9/20/19	70,000	69,162
1.95% 3/1/22	85,000	81,015
2.55% 9/1/20	500,000	494,147
2.95% 3/1/27	300,000	280,561
3.25% 9/1/22	125,000	124,352
3.50% 2/1/25	670,000	660,451
3.65% 3/1/26	300,000	296,480
4.15% 3/1/47	380,000	364,127
4.40% 12/1/21	200,000	206,884
4.50% 4/1/21	100,000	103,290
4.50% 2/1/45	80,000	80,149
4.60% 9/1/35	200,000	206,199
4.75% 3/1/46	250,000	258,644
4.80% 4/1/44	400,000	417,835
5.65% 12/1/41	250,000	293,780

		12,182,982

Building Materials–0.08%
Fortune Brands Home & Security 3.00% 6/15/20	50,000	49,638
4.00% 6/15/25	50,000	50,208
Johnson Controls International f3.625% 7/2/24	107,000	105,649

LVIP SSGA Bond Index Fund–22

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Building Materials (continued)
Johnson Controls International (continued)
3.90% 2/14/26	75,000	$74,149
4.25% 3/1/21	60,000	61,384
4.50% 2/15/47	145,000	138,965
f4.95% 7/2/64	94,000	89,785
5.00% 3/30/20	100,000	102,917
5.125% 9/14/45	75,000	77,985
Lennox International 3.00% 11/15/23	25,000	23,829
Martin Marietta Materials 3.45% 6/1/27	43,000	40,079
3.50% 12/15/27	100,000	92,974
4.25% 7/2/24	55,000	55,569
4.25% 12/15/47	100,000	87,007
Masco 3.50% 4/1/21	210,000	209,861
3.50% 11/15/27	60,000	55,339
4.375% 4/1/26	160,000	159,682
4.50% 5/15/47	100,000	87,866
Owens Corning 4.20% 12/15/22	212,000	212,721
4.30% 7/15/47	100,000	82,610
7.00% 12/1/36	100,000	116,158
Vulcan Materials 3.90% 4/1/27	45,000	43,195
4.70% 3/1/48	250,000	234,496

		2,252,066

Chemicals–0.35%
Air Products & Chemicals 3.35% 7/31/24	250,000	248,797
4.375% 8/21/19	50,000	50,862
Albemarle 5.45% 12/1/44	500,000	534,100
Celanese US Holdings
4.625% 11/15/22	90,000	91,952
5.875% 6/15/21	70,000	74,025
Dow Chemical 4.25% 11/15/20	700,000	715,386
4.375% 11/15/42	400,000	378,151
5.25% 11/15/41	100,000	105,528
7.375% 11/1/29	125,000	156,161
9.40% 5/15/39	100,000	153,935
Eastman Chemical 3.60% 8/15/22	225,000	224,771
3.80% 3/15/25	100,000	98,946
4.65% 10/15/44	70,000	68,871
4.80% 9/1/42	250,000	247,053
EI du Pont de Nemours & Co. 2.20% 5/1/20	100,000	98,595
3.625% 1/15/21	100,000	101,338
4.15% 2/15/43	100,000	94,067
4.25% 4/1/21	150,000	154,548
6.50% 1/15/28	150,000	179,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
FMC 3.95% 2/1/22	100,000	$100,475
4.10% 2/1/24	100,000	100,409
International Flavors & Fragrances 3.20% 5/1/23	50,000	48,800
4.375% 6/1/47	55,000	49,712
LYB International Finance 4.00% 7/15/23	200,000	200,663
LYB International Finance II 3.50% 3/2/27	159,000	149,378
LyondellBasell Industries 6.00% 11/15/21	350,000	374,841
Methanex 5.65% 12/1/44	200,000	194,978
Monsanto 2.125% 7/15/19	400,000	396,471
4.70% 7/15/64	250,000	220,082
Mosaic 3.25% 11/15/22	100,000	97,238
4.05% 11/15/27	150,000	143,621
4.25% 11/15/23	125,000	125,880
5.45% 11/15/33	104,000	105,413
5.625% 11/15/43	200,000	202,137
NewMarket 4.10% 12/15/22	50,000	50,613
Nutrien 3.00% 4/1/25	300,000	276,725
3.15% 10/1/22	100,000	97,366
4.125% 3/15/35	500,000	464,391
4.875% 3/30/20	10,000	10,211
6.125% 1/15/41	245,000	283,130
6.50% 5/15/19	145,000	149,329
PPG Industries 2.30% 11/15/19	100,000	99,154
3.60% 11/15/20	100,000	101,107
Praxair 2.20% 8/15/22	100,000	95,905
2.25% 9/24/20	250,000	246,280
2.70% 2/21/23	100,000	97,539
4.05% 3/15/21	100,000	102,372
4.50% 8/15/19	100,000	102,336
Rohm & Haas 7.85% 7/15/29	150,000	193,846
RPM International 3.75% 3/15/27	100,000	95,503
5.25% 6/1/45	100,000	104,686
6.125% 10/15/19	100,000	103,456
Sherwin-Williams 2.25% 5/15/20	250,000	245,958
2.75% 6/1/22	250,000	242,471
3.125% 6/1/24	100,000	95,640
3.45% 6/1/27	145,000	137,250
3.95% 1/15/26	250,000	249,411
4.50% 6/1/47	88,000	84,320
7.25% 6/15/19	50,000	52,030

LVIP SSGA Bond Index Fund–23

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Syngenta Finance 3.125% 3/28/22	100,000	$95,327
Westlake Chemical 3.60% 8/15/26	150,000	142,563
5.00% 8/15/46	100,000	101,416

		10,406,519

Commercial Services–0.17%
Automatic Data Processing 2.25% 9/15/20	250,000	246,656
3.375% 9/15/25	125,000	123,824
Block Financial 4.125% 10/1/20	250,000	252,312
Board of Trustees of The Leland Stanford Junior University 3.647% 5/1/48	70,000	69,107
California Institute of Technology 4.321% 8/1/45	60,000	64,433
Ecolab 2.25% 1/12/20	200,000	197,572
2.375% 8/10/22	150,000	144,740
2.70% 11/1/26	45,000	41,665
3.25% 1/14/23	100,000	98,847
4.35% 12/8/21	164,000	169,408
Equifax 2.30% 6/1/21	125,000	120,680
3.95% 6/15/23	40,000	39,841
George Washington University 4.126% 9/15/48	200,000	202,790
4.30% 9/15/44	100,000	102,838
Massachusetts Institute of Technology 3.885% 7/1/2116	55,000	51,649
5.60% 7/1/2111	200,000	259,641
Moody’s 2.625% 1/15/23	100,000	95,894
2.75% 12/15/21	125,000	122,185
3.25% 6/7/21	75,000	74,903
3.25% 1/15/28	65,000	61,481
4.50% 9/1/22	250,000	258,577
Northwestern University 3.662% 12/1/57	75,000	73,404
President & Fellows of Harvard College 3.15% 7/15/46	100,000	90,547
3.30% 7/15/56	100,000	91,341
Princeton University 5.70% 3/1/39	50,000	64,368
S&P Global 2.95% 1/22/27	150,000	139,197
6.55% 11/15/37	400,000	513,884
Total System Services 3.75% 6/1/23	125,000	124,015
3.80% 4/1/21	50,000	50,373
4.00% 6/1/23	100,000	100,320
4.45% 6/1/28	100,000	99,645
4.80% 4/1/26	100,000	102,674

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services (continued)
University of Notre Dame du Lac 3.394% 2/15/48	100,000	$94,417
University of Southern California 3.028% 10/1/39	200,000	181,754
3.841% 10/1/47	55,000	55,624
Verisk Analytics 4.00% 6/15/25	100,000	98,499
4.125% 9/12/22	100,000	101,941
Western Union 4.25% 6/9/23	150,000	149,665
5.253% 4/1/20	107,000	110,142
William Marsh Rice University 3.574% 5/15/45	100,000	98,092

		5,138,945

Computers–0.64%
Apple 1.10% 8/2/19	250,000	246,502
1.50% 9/12/19	150,000	148,163
1.55% 2/7/20	950,000	932,439
1.55% 8/4/21	250,000	239,696
1.80% 11/13/19	150,000	148,444
1.90% 2/7/20	150,000	148,139
2.00% 5/6/20	100,000	98,623
2.00% 11/13/20	150,000	147,293
2.10% 9/12/22	150,000	144,218
2.15% 2/9/22	250,000	242,364
2.25% 2/23/21	500,000	491,489
2.30% 5/11/22	150,000	145,733
2.40% 1/13/23	150,000	144,816
2.40% 5/3/23	1,072,000	1,033,492
2.45% 8/4/26	250,000	229,709
2.50% 2/9/22	150,000	147,186
2.50% 2/9/25	250,000	235,285
2.70% 5/13/22	100,000	98,480
2.75% 1/13/25	100,000	95,794
2.85% 2/23/23	450,000	443,265
2.90% 9/12/27	400,000	375,944
3.00% 6/20/27	925,000	880,232
3.00% 11/13/27	200,000	190,277
3.20% 5/13/25	150,000	146,749
3.20% 5/11/27	154,000	148,699
3.25% 2/23/26	415,000	405,487
3.35% 2/9/27	200,000	195,516
3.45% 5/6/24	350,000	350,241
3.45% 2/9/45	125,000	111,996
3.75% 9/12/47	225,000	211,420
3.75% 11/13/47	150,000	141,245
3.85% 5/4/43	350,000	334,972
3.85% 8/4/46	635,000	600,436
4.25% 2/9/47	25,000	25,419
4.375% 5/13/45	100,000	103,189

LVIP SSGA Bond Index Fund–24

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Computers (continued)
Apple (continued)
4.45% 5/6/44	600,000	$628,632
4.50% 2/23/36	250,000	268,762
4.65% 2/23/46	530,000	572,324
Dell International 4.42% 6/15/21	900,000	913,771
5.45% 6/15/23	905,000	948,201
6.02% 6/15/26	250,000	263,002
8.10% 7/15/36	135,000	158,906
8.35% 7/15/46	130,000	157,033
DXC Technology 4.75% 4/15/27	300,000	303,626
Hewlett Packard Enterprise 3.60% 10/15/20	550,000	552,903
4.90% 10/15/25	450,000	459,993
6.20% 10/15/35	250,000	255,724
6.35% 10/15/45	250,000	247,761
HP 6.00% 9/15/41	305,000	310,775
IBM Credit 1.80% 1/20/21	100,000	96,937
2.20% 9/8/22	100,000	95,730
2.65% 2/5/21	150,000	148,634
3.00% 2/6/23	150,000	146,777
International Business Machines 1.625% 5/15/20	550,000	537,527
1.875% 8/1/22	600,000	563,900
1.90% 1/27/20	150,000	148,065
2.50% 1/27/22	150,000	146,658
2.875% 11/9/22	150,000	147,388
2.90% 11/1/21	150,000	148,846
3.30% 1/27/27	100,000	97,181
3.45% 2/19/26	150,000	148,044
4.00% 6/20/42	200,000	195,491
5.60% 11/30/39	210,000	249,319
5.875% 11/29/32	120,000	147,435
NetApp 3.375% 6/15/21	150,000	148,741
Seagate HDD Cayman 4.25% 3/1/22	100,000	98,729
4.875% 3/1/24	100,000	98,176

		19,187,943

Construction & Engineering–0.00%
Fluor 3.50% 12/15/24	100,000	98,011

		98,011

Containers & Packaging–0.05%
Bemis 4.50% 10/15/21	300,000	308,071
6.80% 8/1/19	10,000	10,382
Packaging Corp of America 2.45% 12/15/20	105,000	102,795
Packaging Corporation of America 3.40% 12/15/27	70,000	66,152

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Packaging Corporation of America (continued)
3.90% 6/15/22	50,000	$50,556
4.50% 11/1/23	150,000	155,176
Sonoco Products 5.75% 11/1/40	100,000	112,983
WestRock 3.00% 9/15/24	100,000	94,935
3.75% 3/15/25	100,000	98,181
4.00% 3/15/28	100,000	98,759
WestRock MWV 8.20% 1/15/30	150,000	198,737
WestRock RKT 4.90% 3/1/22	200,000	208,504

		1,505,231

Cosmetics & Personal Care–0.13%
Colgate-Palmolive 2.25% 11/15/22	60,000	58,132
2.30% 5/3/22	100,000	97,443
3.70% 8/1/47	55,000	51,522
4.00% 8/15/45	100,000	99,060
Estee Lauder 1.80% 2/7/20	70,000	68,856
3.15% 3/15/27	100,000	96,367
4.15% 3/15/47	65,000	66,440
4.375% 6/15/45	250,000	265,730
Procter & Gamble 1.70% 11/3/21	150,000	144,406
1.85% 2/2/21	300,000	292,566
1.90% 11/1/19	200,000	197,952
2.15% 8/11/22	150,000	144,866
2.30% 2/6/22	250,000	243,756
2.45% 11/3/26	150,000	138,812
2.70% 2/2/26	100,000	95,054
2.85% 8/11/27	150,000	142,410
3.10% 8/15/23	200,000	199,665
Unilever Capital 1.375% 7/28/21	120,000	114,020
1.80% 5/5/20	100,000	98,327
2.00% 7/28/26	100,000	88,822
2.20% 5/5/22	150,000	144,289
2.60% 5/5/24	100,000	95,377
2.75% 3/22/21	100,000	99,252
2.90% 5/5/27	150,000	142,186
3.125% 3/22/23	150,000	148,874
3.375% 3/22/25	100,000	99,452
3.50% 3/22/28	150,000	149,471
4.25% 2/10/21	200,000	205,868
5.90% 11/15/32	133,000	163,921

		3,952,896

Distribution & Wholesale–0.01%
WW Grainger 3.75% 5/15/46	150,000	136,304
4.20% 5/15/47	100,000	97,123

LVIP SSGA Bond Index Fund–25

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Distribution & Wholesale (continued)
WW Grainger (continued)
4.60% 6/15/45	55,000	$56,765

		290,192

Diversified Financial Services–0.79%
AerCap Ireland Capital 3.50% 5/26/22	150,000	146,854
3.50% 1/15/25	150,000	140,915
3.65% 7/21/27	150,000	136,819
3.95% 2/1/22	600,000	596,953
4.50% 5/15/21	450,000	458,801
4.625% 10/30/20	500,000	509,685
Affiliated Managers Group 4.25% 2/15/24	100,000	101,810
Air Lease 2.50% 3/1/21	60,000	58,454
2.625% 7/1/22	200,000	191,825
3.25% 3/1/25	100,000	92,918
3.375% 6/1/21	100,000	99,531
3.875% 4/1/21	125,000	125,996
3.875% 7/3/23	250,000	247,799
4.25% 9/15/24	300,000	298,259
Aircastle 4.125% 5/1/24	90,000	86,625
5.00% 4/1/23	90,000	90,563
5.125% 3/15/21	90,000	92,250
5.50% 2/15/22	90,000	92,475
6.25% 12/1/19	95,000	98,499
7.625% 4/15/20	55,000	58,369
American Express 2.20% 10/30/20	180,000	175,956
2.50% 8/1/22	250,000	239,967
2.65% 12/2/22	115,000	110,543
3.00% 10/30/24	300,000	286,652
3.375% 5/17/21	250,000	250,463
3.40% 2/27/23	200,000	197,889
4.05% 12/3/42	135,000	132,427
American Express Credit 1.70% 10/30/19	115,000	113,239
2.20% 3/3/20	100,000	98,712
2.25% 8/15/19	200,000	198,806
2.25% 5/5/21	700,000	680,489
2.375% 5/26/20	800,000	788,607
2.60% 9/14/20	200,000	197,564
2.70% 3/3/22	100,000	97,680
3.30% 5/3/27	230,000	221,886
Ameriprise Financial 2.875% 9/15/26	100,000	93,421
5.30% 3/15/20	200,000	206,895
BlackRock 3.20% 3/15/27	167,000	161,236
3.375% 6/1/22	150,000	151,245

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BlackRock (continued)
5.00% 12/10/19	100,000	$103,174
BOC Aviation 3.00% 5/23/22	500,000	483,526
Brookfield Finance 3.90% 1/25/28	100,000	94,723
4.00% 4/1/24	100,000	99,057
4.70% 9/20/47	150,000	142,494
Cboe Global Markets 3.65% 1/12/27	100,000	96,671
Charles Schwab 3.00% 3/10/25	100,000	96,235
3.20% 3/2/27	100,000	95,571
3.25% 5/21/21	135,000	135,594
3.45% 2/13/26	70,000	68,908
3.85% 5/21/25	200,000	202,410
4.45% 7/22/20	100,000	102,791
CME Group 3.00% 9/15/22	300,000	296,984
3.75% 6/15/28	100,000	100,911
4.15% 6/15/48	75,000	76,056
5.30% 9/15/43	100,000	117,684
Discover Financial Services 3.75% 3/4/25	100,000	95,624
3.95% 11/6/24	100,000	97,720
4.10% 2/9/27	115,000	110,503
5.20% 4/27/22	100,000	104,392
E*TRADE Financial 2.95% 8/24/22	75,000	72,721
3.80% 8/24/27	35,000	33,568
4.50% 6/20/28	100,000	100,549
Eaton Vance 3.50% 4/6/27	100,000	97,150
Franklin Resources 2.85% 3/30/25	100,000	94,248
GE Capital International Funding Co. Unlimited 2.342% 11/15/20	1,100,000	1,075,596
GE Capital International Funding Unlimited 4.418% 11/15/35	1,354,000	1,314,079
Genpact Luxembourg 3.70% 4/1/22	50,000	48,887
Intercontinental Exchange 2.35% 9/15/22	250,000	240,487
2.75% 12/1/20	85,000	84,319
3.10% 9/15/27	250,000	234,101
3.75% 12/1/25	85,000	84,773
4.00% 10/15/23	200,000	204,161
Invesco Finance 3.75% 1/15/26	100,000	98,399
4.00% 1/30/24	500,000	503,317
Janus Capital Group 4.875% 8/1/25	150,000	153,574
Jefferies Group 4.85% 1/15/27	310,000	301,407
5.125% 1/20/23	150,000	156,075
6.25% 1/15/36	100,000	102,793
8.50% 7/15/19	200,000	211,081

LVIP SSGA Bond Index Fund–26

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Lazard Group 3.625% 3/1/27	100,000	$93,869
3.75% 2/13/25	100,000	96,981
4.25% 11/14/20	106,000	108,136
Legg Mason 4.75% 3/15/26	150,000	152,638
5.625% 1/15/44	100,000	104,406
Mastercard 2.00% 11/21/21	100,000	96,849
2.95% 11/21/26	150,000	143,441
3.375% 4/1/24	500,000	499,276
3.80% 11/21/46	100,000	97,655
Nasdaq 3.85% 6/30/26	45,000	43,654
5.55% 1/15/20	100,000	103,700
National Rural Utilities Cooperative Finance 2.30% 11/1/20	100,000	98,177
2.30% 9/15/22	70,000	67,308
2.35% 6/15/20	300,000	296,068
2.40% 4/25/22	50,000	48,322
2.70% 2/15/23	50,000	48,564
2.90% 3/15/21	70,000	69,506
2.95% 2/7/24	60,000	57,996
3.05% 4/25/27	100,000	94,895
3.25% 11/1/25	100,000	97,190
4.023% 11/1/32	100,000	100,683
µ4.75% 4/30/43	100,000	101,915
8.00% 3/1/32	150,000	209,388
Nomura Holdings 6.70% 3/4/20	83,000	87,533
ORIX 2.90% 7/18/22	90,000	87,609
3.25% 12/4/24	100,000	95,627
3.70% 7/18/27	100,000	97,116
Private Export Funding 2.45% 7/15/24	250,000	242,592
4.30% 12/15/21	100,000	104,605
Raymond James Financial 4.95% 7/15/46	50,000	51,142
Synchrony Financial 2.70% 2/3/20	500,000	494,918
3.70% 8/4/26	200,000	184,047
4.25% 8/15/24	150,000	147,243
4.50% 7/23/25	100,000	98,358
TD Ameritrade Holding 2.95% 4/1/22	250,000	245,760
3.30% 4/1/27	90,000	85,974
Visa 2.15% 9/15/22	45,000	43,159
2.20% 12/14/20	500,000	492,053
2.75% 9/15/27	75,000	69,780
2.80% 12/14/22	300,000	294,669
3.15% 12/14/25	750,000	726,248

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa (continued)
3.65% 9/15/47	375,000	$351,363
4.15% 12/14/35	115,000	119,379
4.30% 12/14/45	530,000	552,050
Washington Prime Group 5.95% 8/15/24	70,000	67,553

		23,630,785

Electric–1.63%
AEP Transmission 3.75% 12/1/47	100,000	93,148
Alabama Power 2.45% 3/30/22	100,000	97,293
3.70% 12/1/47	100,000	92,927
3.75% 3/1/45	150,000	139,999
4.30% 1/2/46	150,000	153,868
4.30% 7/15/48	65,000	66,175
6.125% 5/15/38	100,000	125,759
Ameren 2.70% 11/15/20	50,000	49,476
3.65% 2/15/26	50,000	48,519
Ameren Illinois 3.70% 12/1/47	100,000	93,722
3.80% 5/15/28	100,000	101,097
American Electric Power 2.15% 11/13/20	70,000	68,329
2.95% 12/15/22	125,000	121,806
3.20% 11/13/27	100,000	93,645
Appalachian Power 4.60% 3/30/21	150,000	154,462
Arizona Public Service 2.95% 9/15/27	50,000	47,074
3.15% 5/15/25	100,000	97,497
4.35% 11/15/45	100,000	102,925
4.50% 4/1/42	100,000	104,742
5.05% 9/1/41	100,000	112,081
Avangrid 3.15% 12/1/24	150,000	144,433
Avista 4.35% 6/1/48	100,000	100,849
Baltimore Gas & Electric 3.35% 7/1/23	100,000	98,955
3.50% 8/15/46	200,000	179,412
3.75% 8/15/47	100,000	93,919
6.35% 10/1/36	100,000	127,241
Berkshire Hathaway Energy 2.375% 1/15/21	70,000	68,557
2.80% 1/15/23	125,000	121,956
3.25% 4/15/28	125,000	119,028
3.75% 11/15/23	200,000	202,650
3.80% 7/15/48	70,000	64,432
5.15% 11/15/43	200,000	225,213
5.95% 5/15/37	125,000	153,528
6.125% 4/1/36	247,000	305,504
Black Hills 3.15% 1/15/27	100,000	92,558
3.95% 1/15/26	50,000	49,529

LVIP SSGA Bond Index Fund–27

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Black Hills (continued)
4.20% 9/15/46	100,000	$97,404
4.25% 11/30/23	100,000	101,709
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	239,594
2.40% 9/1/26	350,000	319,681
3.00% 2/1/27	100,000	94,842
Cleco Corporate Holdings 3.743% 5/1/26	100,000	94,482
4.973% 5/1/46	70,000	69,632
Cleveland Electric Illuminating 5.95% 12/15/36	100,000	119,375
CMS Energy 3.00% 5/15/26	40,000	37,446
3.45% 8/15/27	100,000	95,641
4.875% 3/1/44	100,000	105,905
Commonwealth Edison 2.55% 6/15/26	100,000	91,968
3.40% 9/1/21	100,000	100,509
3.65% 6/15/46	100,000	92,429
4.00% 3/1/48	250,000	245,180
6.45% 1/15/38	100,000	132,265
Connecticut Light & Power 4.00% 4/1/48	200,000	199,526
4.15% 6/1/45	75,000	76,632
4.30% 4/15/44	130,000	134,729
Consolidated Edison Co. of New York 3.80% 5/15/28	100,000	100,411
3.95% 3/1/43	150,000	146,119
4.30% 12/1/56	100,000	97,867
4.45% 3/15/44	200,000	205,111
4.50% 12/1/45	100,000	103,725
4.625% 12/1/54	500,000	514,795
5.50% 12/1/39	250,000	294,897
5.85% 3/15/36	100,000	117,683
6.30% 8/15/37	20,000	25,093
6.75% 4/1/38	25,000	33,113
Consumers Energy 2.85% 5/15/22	100,000	98,601
3.25% 8/15/46	100,000	87,701
3.375% 8/15/23	200,000	199,788
3.95% 5/15/43	150,000	148,411
5.65% 4/15/20	100,000	104,706
Delmarva Power & Light 3.50% 11/15/23	150,000	150,028
4.15% 5/15/45	50,000	49,855
Dominion Energy 1.60% 8/15/19	100,000	98,484
2.00% 8/15/21	40,000	38,168
2.50% 12/1/19	400,000	396,660
2.75% 1/15/22	150,000	145,591
2.75% 9/15/22	250,000	240,392

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy (continued)
2.85% 8/15/26	60,000	$54,428
4.45% 3/15/21	100,000	102,308
4.90% 8/1/41	60,000	62,254
5.20% 8/15/19	80,000	81,824
5.95% 6/15/35	25,000	28,845
DTE Electric 3.65% 3/15/24	250,000	251,772
3.70% 6/1/46	50,000	47,752
3.75% 8/15/47	100,000	94,653
4.05% 5/15/48	100,000	99,563
DTE Energy 2.40% 12/1/19	150,000	148,295
2.85% 10/1/26	200,000	182,516
3.30% 6/15/22	200,000	197,823
3.50% 6/1/24	100,000	97,918
Duke Energy 1.80% 9/1/21	150,000	143,689
2.40% 8/15/22	200,000	192,542
2.65% 9/1/26	165,000	148,878
3.15% 8/15/27	250,000	232,503
3.75% 9/1/46	190,000	168,046
3.95% 8/15/47	200,000	183,310
4.80% 12/15/45	100,000	105,013
5.05% 9/15/19	100,000	102,315
Duke Energy Carolinas 2.95% 12/1/26	350,000	332,251
3.05% 3/15/23	150,000	148,333
3.90% 6/15/21	100,000	101,966
3.95% 3/15/48	150,000	145,953
4.00% 9/30/42	150,000	147,300
4.30% 6/15/20	100,000	101,778
5.30% 2/15/40	100,000	115,574
6.10% 6/1/37	170,000	213,968
Duke Energy Florida 2.10% 12/15/19	93,750	93,220
3.20% 1/15/27	150,000	144,469
3.85% 11/15/42	100,000	95,606
6.40% 6/15/38	300,000	388,236
Duke Energy Florida Project Finance 2.538% 9/1/29	100,000	92,849
Duke Energy Indiana 3.75% 5/15/46	150,000	142,092
6.12% 10/15/35	100,000	124,154
6.45% 4/1/39	130,000	169,363
Duke Energy Ohio 3.70% 6/15/46	68,000	62,777
3.80% 9/1/23	500,000	509,148
Duke Energy Progress 3.60% 9/15/47	250,000	228,192
4.10% 3/15/43	100,000	100,422
6.30% 4/1/38	250,000	315,396

LVIP SSGA Bond Index Fund–28

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Edison International 2.95% 3/15/23	250,000	$240,430
El Paso Electric 5.00% 12/1/44	150,000	154,862
Emera US Finance 2.70% 6/15/21	100,000	97,399
3.55% 6/15/26	100,000	94,317
4.75% 6/15/46	105,000	103,568
Enel Americas 4.00% 10/25/26	35,000	33,429
Enel Chile 4.875% 6/12/28	150,000	151,290
Enel Generacion Chile 4.25% 4/15/24	100,000	99,669
Entergy 2.95% 9/1/26	90,000	82,262
5.125% 9/15/20	100,000	103,228
Entergy Arkansas 3.50% 4/1/26	60,000	59,250
3.70% 6/1/24	200,000	202,026
Entergy Louisiana 2.40% 10/1/26	100,000	90,803
3.25% 4/1/28	150,000	142,526
4.00% 3/15/33	95,000	95,245
4.05% 9/1/23	150,000	153,211
4.95% 1/15/45	110,000	111,294
Entergy Mississippi 2.85% 6/1/28	50,000	45,894
Eversource Energy 2.50% 3/15/21	100,000	98,022
2.75% 3/15/22	100,000	97,594
2.90% 10/1/24	100,000	95,052
3.15% 1/15/25	100,000	96,402
3.30% 1/15/28	100,000	95,251
4.50% 11/15/19	110,000	112,049
Exelon 2.45% 4/15/21	65,000	63,212
2.85% 6/15/20	150,000	148,735
3.40% 4/15/26	100,000	95,137
3.497% 6/1/22	200,000	197,865
4.45% 4/15/46	100,000	97,536
4.95% 6/15/35	105,000	110,847
5.10% 6/15/45	105,000	112,350
5.15% 12/1/20	200,000	206,813
Exelon Generation 4.25% 6/15/22	250,000	256,104
5.60% 6/15/42	292,000	295,876
6.25% 10/1/39	100,000	106,179
FirstEnergy 2.85% 7/15/22	60,000	58,201
3.90% 7/15/27	125,000	121,492
4.25% 3/15/23	130,000	132,218
4.85% 7/15/47	55,000	56,455
7.375% 11/15/31	230,000	298,774
Florida Power & Light 3.125% 12/1/25	250,000	244,167
3.70% 12/1/47	100,000	94,312
3.80% 12/15/42	100,000	98,157

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light (continued)
3.95% 3/1/48	250,000	$245,916
4.05% 6/1/42	150,000	151,982
4.125% 6/1/48	100,000	101,338
5.69% 3/1/40	50,000	60,955
5.95% 2/1/38	200,000	250,431
5.96% 4/1/39	100,000	125,659
Fortis 2.10% 10/4/21	125,000	119,372
3.055% 10/4/26	200,000	182,547
Georgia Power 2.40% 4/1/21	50,000	48,813
3.25% 4/1/26	50,000	47,792
4.25% 12/1/19	80,000	81,493
4.30% 3/15/42	200,000	200,051
4.30% 3/15/43	100,000	100,034
4.75% 9/1/40	100,000	108,180
Great Plains Energy 4.85% 6/1/21	50,000	51,359
Hydro-Quebec 8.05% 7/7/24	250,000	309,283
8.50% 12/1/29	115,000	167,023
Iberdrola International 6.75% 7/15/36	100,000	127,851
Indiana Michigan Power 3.75% 7/1/47	100,000	93,936
3.85% 5/15/28	150,000	150,566
Interstate Power & Light 6.25% 7/15/39	130,000	167,297
ITC Holdings 2.70% 11/15/22	100,000	96,362
3.25% 6/30/26	90,000	84,693
3.35% 11/15/27	100,000	93,894
3.65% 6/15/24	75,000	74,140
Kansas City Power & Light 3.65% 8/15/25	250,000	247,321
4.20% 6/15/47	100,000	98,714
Kentucky Utilities 3.25% 11/1/20	100,000	100,372
5.125% 11/1/40	100,000	114,460
MidAmerican Energy 3.10% 5/1/27	100,000	96,345
3.50% 10/15/24	100,000	100,512
3.95% 8/1/47	100,000	97,776
4.40% 10/15/44	100,000	103,321
4.80% 9/15/43	250,000	275,448
5.75% 11/1/35	25,000	30,347
Mississippi Power 3.95% 3/30/28	100,000	99,217
Nevada Power 6.75% 7/1/37	100,000	132,022
NextEra Energy Capital Holdings 2.40% 9/15/19	500,000	496,228
4.50% 6/1/21	100,000	102,789
Northern States Power 2.20% 8/15/20	100,000	98,679
2.60% 5/15/23	100,000	96,558

LVIP SSGA Bond Index Fund–29

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Northern States Power (continued)
3.60% 5/15/46	50,000	$45,872
3.60% 9/15/47	100,000	92,426
4.00% 8/15/45	100,000	98,728
5.35% 11/1/39	40,000	46,767
6.20% 7/1/37	100,000	125,700
NorthWestern 4.176% 11/15/44	150,000	150,282
NSTAR Electric 3.20% 5/15/27	100,000	96,004
Oglethorpe Power 4.25% 4/1/46	75,000	72,418
5.95% 11/1/39	100,000	122,484
Ohio Edison 6.875% 7/15/36	100,000	132,261
Ohio Power 4.15% 4/1/48	100,000	100,825
Oklahoma Gas & Electric 4.15% 4/1/47	50,000	50,329
Oncor Electric Delivery 2.95% 4/1/25	100,000	96,028
3.75% 4/1/45	100,000	95,041
4.10% 6/1/22	100,000	102,539
4.55% 12/1/41	150,000	159,764
5.30% 6/1/42	200,000	231,250
7.00% 9/1/22	100,000	113,982
7.00% 5/1/32	50,000	65,269
Pacific Gas & Electric 2.95% 3/1/26	100,000	89,350
3.25% 6/15/23	250,000	238,976
3.30% 12/1/27	100,000	89,972
3.40% 8/15/24	150,000	140,397
3.50% 6/15/25	350,000	327,010
3.95% 12/1/47	100,000	85,894
4.00% 12/1/46	100,000	86,524
4.30% 3/15/45	210,000	189,549
5.125% 11/15/43	200,000	197,551
6.05% 3/1/34	500,000	541,326
6.25% 3/1/39	300,000	329,815
PacifiCorp 2.95% 6/1/23	100,000	98,086
4.10% 2/1/42	100,000	100,052
5.75% 4/1/37	100,000	120,435
6.00% 1/15/39	100,000	125,013
6.35% 7/15/38	25,000	32,799
7.70% 11/15/31	100,000	136,926
PECO Energy 3.15% 10/15/25	500,000	485,506
3.90% 3/1/48	100,000	97,120
5.95% 10/1/36	100,000	126,118
Potomac Electric Power 4.15% 3/15/43	100,000	101,093
PPL Capital Funding 3.40% 6/1/23	200,000	196,929
3.50% 12/1/22	100,000	99,604
3.95% 3/15/24	200,000	201,616
4.00% 9/15/47	100,000	91,808
4.20% 6/15/22	150,000	152,433

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
PPL Electric Utilities 3.00% 9/15/21	100,000	$99,590
4.125% 6/15/44	100,000	100,025
4.15% 10/1/45	250,000	250,600
6.25% 5/15/39	30,000	38,159
Progress Energy 6.00% 12/1/39	50,000	60,574
7.75% 3/1/31	150,000	200,023
PSEG Power 3.85% 6/1/23	100,000	99,652
5.125% 4/15/20	60,000	61,910
Public Service Co. of Colorado 3.20% 11/15/20	100,000	100,150
3.80% 6/15/47	200,000	190,426
6.25% 9/1/37	100,000	128,026
Public Service Electric & Gas 1.90% 3/15/21	50,000	48,374
2.375% 5/15/23	200,000	191,213
3.00% 5/15/25	100,000	96,930
3.00% 5/15/27	300,000	284,304
3.60% 12/1/47	50,000	46,150
3.70% 5/1/28	100,000	100,370
3.80% 3/1/46	100,000	96,380
4.05% 5/1/48	100,000	100,534
5.50% 3/1/40	100,000	120,612
Public Service Enterprise Group 2.00% 11/15/21	200,000	190,358
Puget Energy 3.65% 5/15/25	200,000	194,932
6.00% 9/1/21	200,000	214,051
Puget Sound Energy 4.223% 6/15/48	65,000	66,203
5.638% 4/15/41	80,000	96,232
5.795% 3/15/40	100,000	120,725
San Diego Gas & Electric 3.00% 8/15/21	175,000	174,124
3.60% 9/1/23	200,000	201,368
4.15% 5/15/48	100,000	100,543
6.00% 6/1/39	110,000	140,602
Sempra Energy 1.625% 10/7/19	70,000	68,701
2.40% 2/1/20	65,000	64,239
2.40% 3/15/20	250,000	246,631
2.85% 11/15/20	100,000	98,646
2.875% 10/1/22	150,000	145,480
2.90% 2/1/23	35,000	34,014
3.40% 2/1/28	95,000	89,306
3.75% 11/15/25	100,000	98,814
3.80% 2/1/38	150,000	136,648
4.00% 2/1/48	95,000	85,737
6.00% 10/15/39	125,000	148,639
Sierra Pacific Power 2.60% 5/1/26	400,000	369,906

LVIP SSGA Bond Index Fund–30

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
South Carolina Electric & Gas 4.50% 6/1/64	35,000	$32,024
6.05% 1/15/38	225,000	256,131
Southern 1.85% 7/1/19	105,000	103,981
2.15% 9/1/19	300,000	297,466
2.35% 7/1/21	250,000	242,339
2.75% 6/15/20	100,000	99,187
2.95% 7/1/23	75,000	72,429
3.25% 7/1/26	250,000	235,075
4.25% 7/1/36	85,000	83,761
4.40% 7/1/46	250,000	245,037
Southern California Edison 2.90% 3/1/21	100,000	99,396
3.50% 10/1/23	150,000	149,817
3.65% 3/1/28	100,000	97,791
3.875% 6/1/21	70,000	71,145
3.90% 3/15/43	100,000	92,970
4.00% 4/1/47	100,000	93,618
4.05% 3/15/42	300,000	282,195
4.125% 3/1/48	100,000	94,850
4.50% 9/1/40	100,000	100,683
4.65% 10/1/43	100,000	102,706
5.95% 2/1/38	25,000	30,317
6.00% 1/15/34	200,000	234,532
6.05% 3/15/39	170,000	208,693
6.65% 4/1/29	100,000	120,687
Southern Power 1.95% 12/15/19	100,000	98,339
2.375% 6/1/20	100,000	98,517
2.50% 12/15/21	100,000	97,248
4.15% 12/1/25	200,000	200,619
4.95% 12/15/46	100,000	100,941
5.25% 7/15/43	120,000	126,236
Southwestern Electric Power 2.75% 10/1/26	150,000	137,927
3.85% 2/1/48	100,000	92,812
3.90% 4/1/45	300,000	284,325
6.20% 3/15/40	200,000	248,089
Tampa Electric 4.10% 6/15/42	100,000	96,913
4.35% 5/15/44	50,000	50,711
TransAlta 6.50% 3/15/40	250,000	247,112
Union Electric 2.95% 6/15/27	100,000	94,342
3.50% 4/15/24	100,000	99,966
3.65% 4/15/45	100,000	93,502
3.90% 9/15/42	250,000	243,876
4.00% 4/1/48	100,000	98,321
8.45% 3/15/39	80,000	120,410
Virginia Electric & Power 2.75% 3/15/23	200,000	194,051

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Virginia Electric & Power (continued)
2.95% 11/15/26	100,000	$93,810
3.15% 1/15/26	70,000	67,312
3.50% 3/15/27	150,000	147,550
3.80% 4/1/28	100,000	99,620
3.80% 9/15/47	100,000	91,604
4.00% 11/15/46	45,000	43,420
4.45% 2/15/44	325,000	331,419
4.65% 8/15/43	150,000	157,027
6.00% 5/15/37	25,000	30,589
6.35% 11/30/37	100,000	125,926
8.875% 11/15/38	100,000	155,980
WEC Energy Group 2.45% 6/15/20	50,000	49,303
3.375% 6/15/21	65,000	65,229
3.55% 6/15/25	50,000	49,174
Westar Energy 2.55% 7/1/26	50,000	46,228
4.10% 4/1/43	300,000	299,868
4.25% 12/1/45	50,000	50,692
Wisconsin Electric Power 2.95% 9/15/21	100,000	99,442
Wisconsin Public Service 4.752% 11/1/44	200,000	216,707
Xcel Energy 2.40% 3/15/21	100,000	97,775
2.60% 3/15/22	100,000	97,259
3.30% 6/1/25	100,000	96,891
3.35% 12/1/26	100,000	96,180
4.70% 5/15/20	100,000	102,184
6.50% 7/1/36	100,000	128,631

		48,529,008

Electrical Components & Equipment–0.02%
Emerson Electric 2.625% 12/1/21	100,000	98,220
3.15% 6/1/25	150,000	146,364
4.25% 11/15/20	50,000	51,253
5.25% 11/15/39	50,000	58,610
Hubbell 3.35% 3/1/26	150,000	143,649

		498,096

Electronics–0.15%
Agilent Technologies 3.875% 7/15/23	150,000	149,673
5.00% 7/15/20	100,000	103,322
Allegion U.S. Holding 3.20% 10/1/24	150,000	142,215
Allegion US Holding 3.55% 10/1/27	150,000	139,005
Amphenol 2.20% 4/1/20	50,000	49,199
3.20% 4/1/24	100,000	96,599

LVIP SSGA Bond Index Fund–31

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronics (continued)
Arrow Electronics 3.50% 4/1/22	100,000	$98,705
3.875% 1/12/28	200,000	187,786
Avnet 3.75% 12/1/21	50,000	49,862
4.625% 4/15/26	50,000	49,349
4.875% 12/1/22	100,000	102,659
Corning 2.90% 5/15/22	150,000	147,827
4.25% 8/15/20	65,000	66,184
4.75% 3/15/42	250,000	253,221
5.75% 8/15/40	25,000	28,819
Flex 4.75% 6/15/25	125,000	126,381
FLIR Systems 3.125% 6/15/21	50,000	49,487
Fortive 2.35% 6/15/21	100,000	96,985
3.15% 6/15/26	150,000	139,554
4.30% 6/15/46	50,000	47,232
Honeywell International 1.40% 10/30/19	200,000	196,547
1.85% 11/1/21	200,000	191,765
2.50% 11/1/26	200,000	185,083
3.35% 12/1/23	200,000	201,930
3.812% 11/21/47	315,000	309,215
4.25% 3/1/21	50,000	51,503
Jabil 3.95% 1/12/28	110,000	104,046
Keysight Technologies 4.55% 10/30/24	250,000	253,344
4.60% 4/6/27	60,000	60,371
Koninklijke Philips 5.00% 3/15/42	100,000	110,857
6.875% 3/11/38	50,000	66,697
Tech Data 3.70% 2/15/22	100,000	97,888
4.95% 2/15/27	100,000	98,952
Trimble 4.15% 6/15/23	100,000	99,789
4.75% 12/1/24	100,000	102,256
4.90% 6/15/28	100,000	100,017
Tyco Electronics Group 3.50% 2/3/22	150,000	150,841
3.70% 2/15/26	100,000	98,298

		4,603,463

Environmental Control–0.07%
Republic Services 2.90% 7/1/26	110,000	102,330
3.20% 3/15/25	250,000	240,907
3.375% 11/15/27	60,000	56,979
3.95% 5/15/28	150,000	148,270
4.75% 5/15/23	100,000	104,777
5.25% 11/15/21	100,000	105,565

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Environmental Control (continued)
Republic Services (continued)
5.50% 9/15/19	299,000	$308,010
Waste Management 2.40% 5/15/23	100,000	95,242
3.125% 3/1/25	100,000	96,413
3.15% 11/15/27	100,000	94,089
3.50% 5/15/24	250,000	247,946
3.90% 3/1/35	550,000	536,523
4.10% 3/1/45	55,000	54,390

		2,191,441

Food–0.44%
Campbell Soup 2.50% 8/2/22	61,000	57,846
3.30% 3/15/21	135,000	134,528
3.65% 3/15/23	200,000	196,585
3.95% 3/15/25	150,000	144,839
4.15% 3/15/28	200,000	190,814
4.25% 4/15/21	250,000	254,152
4.80% 3/15/48	65,000	58,986
Conagra Brands 3.20% 1/25/23	196,000	188,918
8.25% 9/15/30	100,000	130,226
Flowers Foods 3.50% 10/1/26	105,000	99,031
General Mills 2.20% 10/21/19	300,000	296,581
3.15% 12/15/21	200,000	197,634
3.20% 4/16/21	25,000	24,887
3.20% 2/10/27	150,000	137,965
3.65% 2/15/24	111,000	109,741
3.70% 10/17/23	75,000	74,324
4.00% 4/17/25	100,000	98,628
4.20% 4/17/28	75,000	73,373
4.55% 4/17/38	50,000	47,865
4.70% 4/17/48	60,000	57,604
5.40% 6/15/40	45,000	47,805
Hershey 2.30% 8/15/26	100,000	90,554
3.375% 5/15/23	100,000	100,428
4.125% 12/1/20	200,000	205,198
Ingredion 3.20% 10/1/26	100,000	93,045
JM Smucker 2.20% 12/6/19	50,000	49,483
2.50% 3/15/20	100,000	98,992
3.00% 3/15/22	150,000	147,056
3.375% 12/15/27	100,000	93,213
3.50% 3/15/25	150,000	143,673
4.25% 3/15/35	100,000	95,292
4.375% 3/15/45	50,000	46,552
Kellogg 2.65% 12/1/23	200,000	190,397
3.125% 5/17/22	150,000	147,723

LVIP SSGA Bond Index Fund–32

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food (continued)
Kellogg (continued)
3.25% 4/1/26	95,000	$89,110
3.40% 11/15/27	200,000	187,317
4.00% 12/15/20	64,000	65,352
4.30% 5/15/28	150,000	147,926
4.50% 4/1/46	100,000	95,020
Koninklijke Ahold Delhaize 5.70% 10/1/40	500,000	547,606
Kraft Heinz Foods 2.80% 7/2/20	550,000	546,326
3.00% 6/1/26	575,000	518,694
3.375% 6/15/21	40,000	40,094
3.50% 6/6/22	150,000	148,649
3.50% 7/15/22	200,000	197,859
3.95% 7/15/25	150,000	146,022
4.00% 6/15/23	200,000	199,626
4.375% 6/1/46	790,000	686,015
4.625% 1/30/29	150,000	148,866
5.00% 7/15/35	105,000	103,730
5.00% 6/4/42	250,000	239,491
5.20% 7/15/45	85,000	82,986
5.375% 2/10/20	250,000	258,643
6.50% 2/9/40	150,000	169,641
Kroger 2.60% 2/1/21	50,000	48,989
3.30% 1/15/21	250,000	249,745
3.40% 4/15/22	50,000	49,699
3.50% 2/1/26	100,000	95,235
4.45% 2/1/47	500,000	456,523
5.00% 4/15/42	100,000	98,926
6.90% 4/15/38	100,000	121,305
7.50% 4/1/31	250,000	309,974
McCormick & Co. 2.70% 8/15/22	150,000	144,912
3.15% 8/15/24	100,000	95,706
3.40% 8/15/27	150,000	142,092
4.20% 8/15/47	20,000	19,042
Mondelez International 3.00% 5/7/20	100,000	99,831
3.625% 5/7/23	100,000	99,770
4.125% 5/7/28	100,000	99,344
4.625% 5/7/48	100,000	96,960
Sysco 2.50% 7/15/21	105,000	102,607
2.60% 10/1/20	250,000	247,087
3.25% 7/15/27	200,000	187,682
3.30% 7/15/26	100,000	94,941
3.55% 3/15/25	100,000	98,141
3.75% 10/1/25	125,000	123,533
4.45% 3/15/48	100,000	97,055
4.50% 4/1/46	75,000	72,852
4.85% 10/1/45	85,000	87,084

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food (continued)
Tyson Foods 2.25% 8/23/21	65,000	$62,527
2.65% 8/15/19	400,000	398,505
3.55% 6/2/27	155,000	146,916
3.95% 8/15/24	240,000	239,841
4.55% 6/2/47	105,000	100,949

		13,030,684

Gas–0.15%
Atmos Energy 3.00% 6/15/27	65,000	61,633
4.125% 10/15/44	150,000	151,750
CenterPoint Energy Resources 3.55% 4/1/23	100,000	99,195
4.00% 4/1/28	100,000	98,751
4.10% 9/1/47	45,000	43,033
4.50% 1/15/21	65,000	66,462
5.85% 1/15/41	115,000	137,681
Dominion Energy Gas Holdings 2.50% 12/15/19	50,000	49,555
3.60% 12/15/24	25,000	24,952
4.60% 12/15/44	850,000	841,534
4.80% 11/1/43	94,000	96,758
National Fuel Gas 3.75% 3/1/23	156,000	153,911
3.95% 9/15/27	200,000	190,239
NiSource 2.65% 11/17/22	165,000	159,651
3.49% 5/15/27	100,000	95,801
3.65% 6/15/23	300,000	300,030
3.95% 3/30/48	150,000	139,301
4.375% 5/15/47	100,000	97,515
4.80% 2/15/44	100,000	104,209
5.25% 2/15/43	59,000	65,523
ONE Gas 3.61% 2/1/24	100,000	99,468
4.658% 2/1/44	50,000	53,877
Piedmont Natural Gas 3.64% 11/1/46	50,000	45,615
4.65% 8/1/43	50,000	53,372
Southern California Gas 2.60% 6/15/26	100,000	92,695
3.15% 9/15/24	100,000	98,086
4.125% 6/1/48	100,000	100,457
Southern Gas Capital 3.95% 10/1/46	200,000	184,674
4.40% 6/1/43	100,000	98,346
4.40% 5/30/47	200,000	198,664
5.25% 8/15/19	100,000	102,301
5.875% 3/15/41	70,000	81,599
Southwest Gas 3.70% 4/1/28	100,000	99,911

LVIP SSGA Bond Index Fund–33

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas (continued)
Washington Gas Light 3.796% 9/15/46	70,000	$65,704

		4,352,253

Hand & Machine Tools–0.02%
Kennametal 2.65% 11/1/19	150,000	150,003
Snap-on 4.10% 3/1/48	85,000	84,164
Stanley Black & Decker 2.90% 11/1/22	150,000	147,204
5.20% 9/1/40	100,000	110,978

		492,349

Health Care Products–0.47%
Abbott Laboratories 2.35% 11/22/19	61,000	60,663
2.80% 9/15/20	100,000	99,296
2.90% 11/30/21	500,000	492,533
3.25% 4/15/23	200,000	197,409
3.40% 11/30/23	300,000	296,350
3.75% 11/30/26	600,000	590,806
3.875% 9/15/25	120,000	119,802
4.75% 11/30/36	350,000	369,741
4.90% 11/30/46	400,000	432,297
5.30% 5/27/40	250,000	274,591
6.00% 4/1/39	50,000	59,983
6.15% 11/30/37	50,000	59,804
Baxter International 1.70% 8/15/21	100,000	95,056
2.60% 8/15/26	150,000	136,852
3.50% 8/15/46	100,000	86,135
Becton Dickinson and Co. 2.404% 6/5/20	70,000	68,776
2.675% 12/15/19	127,000	126,092
2.894% 6/6/22	135,000	130,696
3.125% 11/8/21	700,000	690,388
3.25% 11/12/20	100,000	99,548
3.363% 6/6/24	150,000	144,279
3.70% 6/6/27	300,000	284,512
3.734% 12/15/24	350,000	342,172
4.669% 6/6/47	125,000	121,274
5.00% 11/12/40	35,000	34,686
Boston Scientific 2.85% 5/15/20	100,000	99,301
3.85% 5/15/25	100,000	99,118
4.00% 3/1/28	200,000	195,931
6.00% 1/15/20	100,000	104,222
7.375% 1/15/40	201,000	259,474
Covidien International Finance 3.20% 6/15/22	150,000	148,973
4.20% 6/15/20	100,000	102,166
6.55% 10/15/37	100,000	127,597
Danaher 3.35% 9/15/25	125,000	122,912

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Products (continued)
Danaher (continued)
4.375% 9/15/45	115,000	$120,951
Life Technologies 6.00% 3/1/20	150,000	156,414
Medtronic 2.75% 4/1/23	1,125,000	1,098,840
3.125% 3/15/22	150,000	148,943
3.50% 3/15/25	575,000	569,477
3.625% 3/15/24	500,000	502,204
4.375% 3/15/35	150,000	155,406
4.50% 3/15/42	100,000	102,353
4.625% 3/15/45	590,000	626,892
5.55% 3/15/40	100,000	117,238
Medtronic Global Holdings 3.35% 4/1/27	150,000	146,304
Stryker 2.625% 3/15/21	150,000	147,552
3.375% 5/15/24	150,000	147,666
3.375% 11/1/25	100,000	96,219
3.50% 3/15/26	75,000	72,938
3.65% 3/7/28	200,000	194,946
4.375% 1/15/20	100,000	101,903
4.375% 5/15/44	100,000	97,794
4.625% 3/15/46	95,000	97,162
Thermo Fisher Scientific 3.00% 4/15/23	105,000	102,204
3.20% 8/15/27	100,000	93,670
3.30% 2/15/22	650,000	646,753
3.60% 8/15/21	100,000	100,614
4.10% 8/15/47	100,000	95,022
4.15% 2/1/24	200,000	203,239
4.50% 3/1/21	240,000	247,914
4.70% 5/1/20	100,000	102,841
5.30% 2/1/44	200,000	222,695
Zimmer Biomet Holdings 2.70% 4/1/20	350,000	346,753
3.15% 4/1/22	250,000	245,640
3.55% 4/1/25	180,000	171,597
3.70% 3/19/23	75,000	74,544

		14,028,123

Health Care Services–0.47%
Aetna 2.75% 11/15/22	550,000	528,673
2.80% 6/15/23	135,000	128,779
3.875% 8/15/47	145,000	130,265
6.625% 6/15/36	100,000	123,764
6.75% 12/15/37	100,000	126,871
AHS Hospital 5.024% 7/1/45	50,000	57,126
Anthem 2.50% 11/21/20	65,000	63,933
2.95% 12/1/22	200,000	194,439
3.125% 5/15/22	250,000	246,495

LVIP SSGA Bond Index Fund–34

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
Anthem (continued)
3.35% 12/1/24	150,000	$145,115
3.50% 8/15/24	250,000	243,967
3.65% 12/1/27	425,000	403,387
4.101% 3/1/28	350,000	343,058
4.35% 8/15/20	100,000	102,372
4.375% 12/1/47	125,000	115,812
4.55% 3/1/48	350,000	334,736
4.625% 5/15/42	100,000	97,278
4.65% 1/15/43	125,000	121,328
4.65% 8/15/44	100,000	97,373
Ascension Health 3.945% 11/15/46	185,000	182,737
Baylor Scott & White Holdings 3.967% 11/15/46	50,000	49,148
4.185% 11/15/45	95,000	97,001
Children’s Hospital 4.115% 1/1/47	65,000	67,338
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	51,862
Cigna 3.05% 10/15/27	395,000	356,977
3.875% 10/15/47	400,000	341,658
7.875% 5/15/27	21,000	26,093
City of Hope 4.378% 8/15/48	75,000	77,019
Coventry Health Care 5.45% 6/15/21	80,000	84,220
Dartmouth-Hitchcock Health 4.178% 8/1/48	100,000	100,315
Duke University Health System 3.92% 6/1/47	75,000	73,884
Hackensack Meridian Health 4.50% 7/1/57	100,000	104,681
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	152,032
Humana 2.50% 12/15/20	50,000	49,105
2.90% 12/15/22	100,000	97,255
3.15% 12/1/22	100,000	97,438
4.625% 12/1/42	175,000	175,163
4.95% 10/1/44	300,000	314,081
Indiana University Health Obligated
Group 3.97% 11/1/48	55,000	55,541
Johns Hopkins Health System 3.837% 5/15/46	70,000	67,429
Kaiser Foundation Hospitals 3.15% 5/1/27	125,000	119,847
3.50% 4/1/22	50,000	50,472
4.15% 5/1/47	105,000	106,594
Laboratory Corporation of America Holdings 3.25% 9/1/24	100,000	96,813
3.60% 9/1/27	100,000	95,213
4.625% 11/15/20	150,000	154,310
4.70% 2/1/45	500,000	491,021
Mayo Clinic 4.128% 11/15/52	100,000	102,945

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	$130,742
Mount Sinai Hospitals Group 3.981% 7/1/48	100,000	96,447
New York and Presbyterian Hospital 4.024% 8/1/45	75,000	75,204
4.063% 8/1/56	50,000	49,505
Northwell Healthcare 3.979% 11/1/46	250,000	230,135
4.26% 11/1/47	150,000	144,208
NYU Langone Hospitals 4.368% 7/1/47	100,000	103,545
Orlando Health Obligated Group 4.089% 10/1/48	45,000	44,793
Partners Healthcare System 3.765% 7/1/48	40,000	37,385
Providence St Joseph Health Obligated Group 2.746% 10/1/26	100,000	93,434
3.744% 10/1/47	100,000	94,059
Quest Diagnostics 3.45% 6/1/26	55,000	52,396
3.50% 3/30/25	300,000	289,200
4.75% 1/30/20	60,000	61,440
RWJ Barnabas Health 3.949% 7/1/46	50,000	48,121
SSM Health Care 3.688% 6/1/23	50,000	50,301
3.823% 6/1/27	71,000	70,809
Stanford Health Care 3.795% 11/15/48	30,000	28,880
Texas Health Resources 4.33% 11/15/55	30,000	31,021
Trinity Health 4.125% 12/1/45	25,000	24,530
UnitedHealth Group 1.95% 10/15/20	200,000	195,188
2.125% 3/15/21	200,000	194,976
2.375% 10/15/22	200,000	192,417
2.70% 7/15/20	145,000	144,177
2.75% 2/15/23	107,000	103,649
2.875% 12/15/21	400,000	396,211
2.875% 3/15/23	250,000	243,783
2.95% 10/15/27	250,000	233,565
3.15% 6/15/21	100,000	100,119
3.375% 4/15/27	150,000	145,555
3.45% 1/15/27	100,000	97,338
3.50% 6/15/23	100,000	100,187
3.75% 7/15/25	500,000	500,544
3.75% 10/15/47	200,000	184,616
3.85% 6/15/28	200,000	200,557
4.20% 1/15/47	55,000	54,015
4.25% 3/15/43	100,000	99,756
4.25% 6/15/48	150,000	150,794
4.375% 3/15/42	100,000	100,975
4.625% 11/15/41	200,000	209,162
4.70% 2/15/21	100,000	103,824
4.75% 7/15/45	600,000	642,544

LVIP SSGA Bond Index Fund–35

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group (continued)
6.50% 6/15/37	150,000	$192,385
6.625% 11/15/37	100,000	130,250
6.875% 2/15/38	100,000	132,540

		14,048,245

Home Builders–0.01%
DR Horton 2.55% 12/1/20	50,000	49,033
4.00% 2/15/20	175,000	176,771

		225,804

Home Furnishings–0.01%
Leggett & Platt 3.40% 8/15/22	50,000	49,342
3.50% 11/15/27	100,000	94,425
Whirlpool 4.50% 6/1/46	70,000	65,684
4.70% 6/1/22	100,000	103,839

		313,290

Household Products & Wares–0.04%
Church & Dwight 2.45% 12/15/19	100,000	99,197
2.45% 8/1/22	100,000	95,922
3.15% 8/1/27	100,000	92,967
3.95% 8/1/47	100,000	90,558
Clorox 3.10% 10/1/27	150,000	141,365
3.50% 12/15/24	150,000	148,905
3.90% 5/15/28	100,000	99,365
Kimberly-Clark 3.05% 8/15/25	50,000	48,388
3.20% 7/30/46	50,000	43,171
3.90% 5/4/47	100,000	98,314
5.30% 3/1/41	200,000	236,250
6.625% 8/1/37	100,000	134,097

		1,328,499

Housewares–0.04%
Newell Brands 3.15% 4/1/21	100,000	99,137
3.85% 4/1/23	115,000	113,398
3.90% 11/1/25	250,000	238,734
4.20% 4/1/26	120,000	116,040
5.375% 4/1/36	60,000	59,820
5.50% 4/1/46	380,000	371,161
Tupperware Brands 4.75% 6/1/21	100,000	102,699

		1,100,989

Insurance–0.78%
Aflac 4.00% 10/15/46	300,000	282,689

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Alleghany 4.90% 9/15/44	95,000	$97,700
4.95% 6/27/22	100,000	105,167
Allied World Assurance Holdings 4.35% 10/29/25	100,000	97,438
Allstate 3.28% 12/15/26	150,000	144,360
4.20% 12/15/46	150,000	148,731
4.50% 6/15/43	100,000	103,881
5.55% 5/9/35	150,000	174,251
µ5.75% 8/15/53	225,000	231,750
American Financial Group 3.50% 8/15/26	65,000	61,098
4.50% 6/15/47	150,000	141,475
American International Group 2.30% 7/16/19	350,000	347,971
3.30% 3/1/21	85,000	84,994
3.75% 7/10/25	70,000	67,718
3.90% 4/1/26	600,000	581,625
4.20% 4/1/28	100,000	98,030
4.50% 7/16/44	500,000	467,346
4.70% 7/10/35	100,000	97,563
4.75% 4/1/48	200,000	193,527
4.80% 7/10/45	100,000	98,074
4.875% 6/1/22	500,000	524,129
6.40% 12/15/20	200,000	214,487
Aon 2.80% 3/15/21	150,000	147,555
3.50% 6/14/24	100,000	97,402
3.875% 12/15/25	100,000	98,879
4.00% 11/27/23	150,000	151,980
4.75% 5/15/45	100,000	99,117
5.00% 9/30/20	100,000	103,530
Arch Capital Finance 4.011% 12/15/26	100,000	98,974
5.031% 12/15/46	100,000	104,994
Arch Capital Group US 5.144% 11/1/43	105,000	111,407
Aspen Insurance Holdings 4.65% 11/15/23	100,000	102,460
Assurant 4.20% 9/27/23	100,000	100,053
4.90% 3/27/28	100,000	100,177
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	104,634
Athene Holding 4.125% 1/12/28	150,000	138,590
AXA 8.60% 12/15/30	200,000	256,500
AXIS Specialty Finance 5.875% 6/1/20	100,000	104,407
Berkshire Hathaway 2.10% 8/14/19	200,000	198,905
2.20% 3/15/21	145,000	142,732
3.00% 2/11/23	100,000	99,258
3.125% 3/15/26	515,000	496,708

LVIP SSGA Bond Index Fund–36

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway (continued)
3.40% 1/31/22	300,000	$304,374
3.75% 8/15/21	300,000	308,405
4.50% 2/11/43	250,000	260,260
Berkshire Hathaway Finance 1.30% 8/15/19	140,000	137,916
3.00% 5/15/22	100,000	99,998
4.25% 1/15/21	100,000	103,381
4.30% 5/15/43	100,000	100,966
4.40% 5/15/42	100,000	102,414
5.75% 1/15/40	100,000	119,616
Brighthouse Financial 3.70% 6/22/27	250,000	222,452
4.70% 6/22/47	200,000	165,420
Chubb 6.00% 5/11/37	100,000	121,864
6.50% 5/15/38	200,000	260,024
Chubb INA Holdings 2.30% 11/3/20	655,000	643,561
2.70% 3/13/23	100,000	96,861
3.35% 5/15/24	300,000	295,857
3.35% 5/3/26	95,000	92,203
4.15% 3/13/43	100,000	99,141
Cincinnati Financial 6.92% 5/15/28	100,000	122,543
CNA Financial 3.95% 5/15/24	125,000	125,142
4.50% 3/1/26	100,000	102,150
5.75% 8/15/21	30,000	31,843
Enstar Group 4.50% 3/10/22	50,000	49,882
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	100,894
First American Financial 4.60% 11/15/24	100,000	101,110
Hanover Insurance Group 4.50% 4/15/26	100,000	100,068
Hartford Financial Services Group 4.30% 4/15/43	43,000	40,672
4.40% 3/15/48	100,000	96,648
5.125% 4/15/22	100,000	105,622
5.50% 3/30/20	100,000	103,919
5.95% 10/15/36	250,000	296,293
6.10% 10/1/41	50,000	60,491
Kemper 4.35% 2/15/25	70,000	69,718
ßLincoln National 4.00% 9/1/23	500,000	504,688
Loews 4.125% 5/15/43	500,000	470,990
6.00% 2/1/35	100,000	117,033
Manulife Financial µ4.061% 2/24/32	250,000	237,704
4.15% 3/4/26	100,000	99,922
5.375% 3/4/46	100,000	113,469
Markel 5.00% 4/5/46	250,000	255,370

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan 2.35% 3/6/20	150,000	$147,985
2.75% 1/30/22	60,000	58,702
3.30% 3/14/23	100,000	98,953
3.50% 3/10/25	150,000	146,908
3.75% 3/14/26	75,000	74,389
4.20% 3/1/48	100,000	97,139
4.35% 1/30/47	45,000	44,945
4.80% 7/15/21	100,000	104,044
Mercury General 4.40% 3/15/27	50,000	48,718
MetLife 3.00% 3/1/25	150,000	142,487
4.05% 3/1/45	150,000	139,642
4.368% 9/15/23	367,000	380,546
4.60% 5/13/46	200,000	203,145
4.75% 2/8/21	155,000	161,034
4.875% 11/13/43	200,000	211,547
5.70% 6/15/35	50,000	57,131
5.875% 2/6/41	100,000	117,259
6.375% 6/15/34	100,000	121,286
6.40% 12/15/36	100,000	106,250
6.50% 12/15/32	100,000	123,241
10.75% 8/1/39	150,000	231,375
Old Republic International 4.875% 10/1/24	100,000	103,807
PartnerRe Finance B 5.50% 6/1/20	100,000	103,382
Primerica 4.75% 7/15/22	100,000	102,455
Principal Financial Group 3.10% 11/15/26	300,000	281,432
3.40% 5/15/25	100,000	97,679
µ4.70% 5/15/55	50,000	50,250
Progressive 3.75% 8/23/21	100,000	101,324
4.125% 4/15/47	200,000	196,298
4.20% 3/15/48	150,000	148,579
4.35% 4/25/44	250,000	255,554
Protective Life 7.375% 10/15/19	50,000	52,654
Prudential Financial 3.878% 3/27/28	100,000	99,037
3.905% 12/7/47	563,000	508,553
3.935% 12/7/49	302,000	272,267
4.418% 3/27/48	100,000	98,855
µ4.50% 9/15/47	215,000	197,800
µ5.20% 3/15/44	100,000	99,750
5.70% 12/14/36	350,000	399,509
µ5.875% 9/15/42	250,000	264,375
6.625% 6/21/40	200,000	251,618
Reinsurance Group of America 3.95% 9/15/26	30,000	29,448
4.70% 9/15/23	150,000	155,252
6.45% 11/15/19	90,000	93,944
RenaissanceRe Finance 3.45% 7/1/27	130,000	122,419

LVIP SSGA Bond Index Fund–37

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Sompo International Holdings 4.70% 10/15/22	100,000	$102,103
Swiss Re America Holding 7.00% 2/15/26	100,000	116,339
Transatlantic Holdings 8.00% 11/30/39	100,000	137,040
Travelers 3.75% 5/15/46	50,000	45,931
3.90% 11/1/20	100,000	101,725
4.00% 5/30/47	80,000	76,383
4.05% 3/7/48	200,000	194,305
4.60% 8/1/43	250,000	262,974
6.25% 6/15/37	100,000	123,504
6.75% 6/20/36	100,000	130,304
Trinity Acquisition 4.40% 3/15/26	100,000	99,180
Unum Group 3.00% 5/15/21	30,000	29,560
5.75% 8/15/42	50,000	53,339
Voya Financial 3.65% 6/15/26	100,000	94,753
4.80% 6/15/46	60,000	58,575
5.70% 7/15/43	100,000	110,315
Willis North America 3.60% 5/15/24	100,000	96,766
WR Berkley 7.375% 9/15/19	100,000	104,810
XLIT 5.25% 12/15/43	200,000	220,724
5.75% 10/1/21	100,000	106,777

		23,231,524

Internet–0.31%
Alibaba Group Holding 2.50% 11/28/19	500,000	496,765
3.40% 12/6/27	210,000	195,898
3.60% 11/28/24	633,000	623,352
4.00% 12/6/37	100,000	92,767
4.20% 12/6/47	400,000	365,013
4.40% 12/6/57	200,000	185,336
Alphabet 1.998% 8/15/26	250,000	223,624
3.375% 2/25/24	200,000	201,602
3.625% 5/19/21	100,000	102,161
Amazon.com 1.90% 8/21/20	60,000	58,785
2.40% 2/22/23	1,095,000	1,054,207
2.80% 8/22/24	75,000	72,366
3.15% 8/22/27	1,000,000	959,567
3.80% 12/5/24	500,000	510,844
3.875% 8/22/37	115,000	112,628
4.05% 8/22/47	635,000	624,682
4.25% 8/22/57	205,000	203,093
5.20% 12/3/25	100,000	110,097
Baidu 3.00% 6/30/20	200,000	198,381

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet (continued)
Baidu (continued)
3.50% 11/28/22	200,000	$197,067
3.875% 9/29/23	200,000	198,891
4.125% 6/30/25	200,000	198,729
4.375% 3/29/28	200,000	197,722
Booking Holdings 2.75% 3/15/23	150,000	144,876
3.55% 3/15/28	150,000	143,063
3.60% 6/1/26	200,000	194,953
eBay 2.60% 7/15/22	250,000	238,945
2.875% 8/1/21	350,000	344,803
3.25% 10/15/20	100,000	100,025
3.80% 3/9/22	150,000	151,570
Expedia Group 3.80% 2/15/28	100,000	91,755
4.50% 8/15/24	200,000	200,019
5.95% 8/15/20	100,000	105,036
JD.com 3.875% 4/29/26	200,000	188,745

		9,087,367

Investment Companies–0.02%
Ares Capital 3.50% 2/10/23	150,000	143,122
3.625% 1/19/22	150,000	146,399
3.875% 1/15/20	30,000	30,109
4.25% 3/1/25	100,000	96,310
FS Investment 4.00% 7/15/19	100,000	100,121
Jefferies Financial Group 5.50% 10/18/23	200,000	206,877

		722,938

Iron & Steel–0.08%
ArcelorMittal 5.25% 8/5/20	130,000	134,875
5.50% 3/1/21	115,000	120,117
6.125% 6/1/25	80,000	86,600
6.25% 2/25/22	105,000	112,218
6.75% 3/1/41	100,000	113,392
7.00% 10/15/39	165,000	190,278
Nucor 3.95% 5/1/28	100,000	99,943
4.00% 8/1/23	139,000	141,555
4.125% 9/15/22	100,000	102,790
4.40% 5/1/48	100,000	98,760
5.20% 8/1/43	100,000	110,904
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	153,538
Vale Overseas 4.375% 1/11/22	80,000	81,159
6.25% 8/10/26	300,000	325,650
6.875% 11/21/36	350,000	394,695

LVIP SSGA Bond Index Fund–38

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Iron & Steel (continued)
Vale Overseas (continued)
6.875% 11/10/39	170,000	$193,375

		2,459,849

Leisure Time–0.01%
Carnival 3.95% 10/15/20	133,000	135,163
Harley-Davidson 3.50% 7/28/25	50,000	48,588
4.625% 7/28/45	50,000	48,697
Royal Caribbean Cruises 2.65% 11/28/20	55,000	54,088
3.70% 3/15/28	90,000	83,287

		369,823

Lodging–0.02%
Hyatt Hotels 4.85% 3/15/26	50,000	51,840
Marriott International 2.30% 1/15/22	100,000	95,990
2.875% 3/1/21	100,000	98,674
3.125% 6/15/26	100,000	93,108
3.375% 10/15/20	208,000	208,549
3.75% 10/1/25	50,000	49,106
4.00% 4/15/28	100,000	97,844
Wyndham Destinations 4.25% 3/1/22	30,000	29,363

		724,474

Machinery Construction & Mining–0.11%
ABB Finance USA 2.80% 4/3/20	45,000	44,962
2.875% 5/8/22	250,000	245,676
3.375% 4/3/23	100,000	99,562
3.80% 4/3/28	100,000	100,902
4.375% 5/8/42	187,000	192,228
Caterpillar 2.60% 6/26/22	50,000	48,663
3.803% 8/15/42	168,000	160,937
3.90% 5/27/21	150,000	153,555
4.75% 5/15/64	250,000	260,501
6.05% 8/15/36	200,000	248,052
Caterpillar Financial Services 1.70% 8/9/21	250,000	239,547
1.85% 9/4/20	330,000	321,459
2.00% 11/29/19	110,000	108,718
2.10% 1/10/20	100,000	98,973
2.40% 6/6/22	400,000	388,180
2.40% 8/9/26	100,000	91,254
2.55% 11/29/22	200,000	193,267
2.90% 3/15/21	150,000	149,181
3.25% 12/1/24	150,000	147,607
Oshkosh 4.60% 5/15/28	100,000	100,000

		3,393,224

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery Diversified–0.13%
CNH Industrial 3.85% 11/15/27	105,000	$97,995
CNH Industrial Capital 3.375% 7/15/19	75,000	75,247
3.875% 10/15/21	60,000	59,850
4.375% 11/6/20	90,000	91,636
4.375% 4/5/22	75,000	75,379
4.875% 4/1/21	75,000	77,156
Cummins 3.65% 10/1/23	139,000	140,357
4.875% 10/1/43	64,000	69,446
Deere & Co. 2.60% 6/8/22	100,000	97,522
3.90% 6/9/42	150,000	148,691
4.375% 10/16/19	350,000	356,948
5.375% 10/16/29	100,000	114,150
Flowserve 4.00% 11/15/23	64,000	63,609
John Deere Capital 1.70% 1/15/20	350,000	344,166
1.95% 6/22/20	20,000	19,573
2.15% 9/8/22	150,000	142,837
2.35% 1/8/21	100,000	98,283
2.65% 1/6/22	250,000	244,739
2.65% 6/24/24	115,000	109,644
2.65% 6/10/26	100,000	93,312
2.70% 1/6/23	100,000	97,649
2.80% 3/6/23	200,000	195,276
2.80% 9/8/27	100,000	93,462
3.05% 1/6/28	100,000	95,247
Nvent Finance 3.95% 4/15/23	100,000	99,073
4.55% 4/15/28	100,000	98,309
Roper Technologies 2.80% 12/15/21	50,000	48,871
3.00% 12/15/20	200,000	198,676
3.80% 12/15/26	55,000	53,435
3.85% 12/15/25	100,000	98,493
6.25% 9/1/19	100,000	103,594
Xylem 3.25% 11/1/26	55,000	51,797
4.375% 11/1/46	50,000	49,337

		3,803,759

Manufacturing–0.32%
3M 2.00% 8/7/20	100,000	98,274
2.00% 6/26/22	400,000	384,471
2.25% 3/15/23	70,000	67,232
2.875% 10/15/27	150,000	142,084
3.00% 8/7/25	100,000	97,675
3.625% 10/15/47	150,000	142,910
3.875% 6/15/44	150,000	148,236

LVIP SSGA Bond Index Fund–39

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Manufacturing (continued)
Carlisle 3.50% 12/1/24	95,000	$91,825
3.75% 12/1/27	100,000	95,237
Crane 4.20% 3/15/48	100,000	95,448
4.45% 12/15/23	100,000	103,294
Dover 4.30% 3/1/21	100,000	102,739
5.375% 3/1/41	100,000	114,236
Eaton 2.75% 11/2/22	250,000	242,970
3.103% 9/15/27	100,000	93,656
3.915% 9/15/47	100,000	93,321
4.15% 11/2/42	150,000	145,192
General Electric 2.70% 10/9/22	1,150,000	1,112,979
3.45% 5/15/24	800,000	784,749
4.125% 10/9/42	311,000	289,487
4.50% 3/11/44	700,000	687,839
5.30% 2/11/21	900,000	941,909
5.50% 1/8/20	100,000	103,678
5.875% 1/14/38	272,000	309,203
6.00% 8/7/19	100,000	103,410
6.75% 3/15/32	224,000	274,127
6.875% 1/10/39	201,000	254,996
Hexcel 3.95% 2/15/27	50,000	48,797
4.70% 8/15/25	50,000	51,399
Illinois Tool Works 2.65% 11/15/26	150,000	138,790
3.375% 9/15/21	60,000	60,459
3.90% 9/1/42	150,000	147,481
4.875% 9/15/41	100,000	112,444
Ingersoll-Rand Global Holding 2.90% 2/21/21	100,000	99,084
3.75% 8/21/28	100,000	97,488
4.25% 6/15/23	250,000	257,344
4.30% 2/21/48	100,000	96,215
5.75% 6/15/43	100,000	118,158
Parker-Hannifin 3.30% 11/21/24	60,000	59,149
4.20% 11/21/34	140,000	142,847
6.25% 5/15/38	550,000	702,678
Textron 3.375% 3/1/28	50,000	46,480
3.65% 3/15/27	50,000	47,777
3.875% 3/1/25	170,000	168,227

		9,515,994

Media–0.91%
21st Century Fox America 3.00% 9/15/22	400,000	392,234

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
21st Century Fox America (continued)
3.375% 11/15/26	60,000	$57,699
3.70% 10/15/25	40,000	39,251
4.50% 2/15/21	150,000	154,169
4.75% 9/15/44	60,000	60,911
4.75% 11/15/46	50,000	51,838
4.95% 10/15/45	30,000	31,441
5.65% 8/15/20	300,000	314,934
6.15% 3/1/37	30,000	35,290
6.15% 2/15/41	450,000	539,499
6.40% 12/15/35	300,000	360,866
6.65% 11/15/37	175,000	217,861
6.90% 8/15/39	100,000	127,710
8.15% 10/17/36	100,000	138,741
CBS 2.30% 8/15/19	200,000	198,211
2.50% 2/15/23	250,000	235,254
2.90% 1/15/27	100,000	89,253
3.375% 3/1/22	100,000	98,745
3.375% 2/15/28	145,000	130,762
4.00% 1/15/26	355,000	344,832
4.85% 7/1/42	150,000	143,447
4.90% 8/15/44	125,000	120,900
7.875% 7/30/30	200,000	247,387
Charter Communications Operating 3.579% 7/23/20	305,000	304,762
3.75% 2/15/28	100,000	90,745
4.20% 3/15/28	150,000	140,701
4.464% 7/23/22	500,000	506,592
4.50% 2/1/24	200,000	200,047
4.908% 7/23/25	850,000	859,634
5.375% 4/1/38	250,000	236,862
5.375% 5/1/47	275,000	250,596
5.75% 4/1/48	125,000	121,437
6.384% 10/23/35	190,000	199,068
6.484% 10/23/45	565,000	597,469
Comcast 1.625% 1/15/22	150,000	140,758
2.35% 1/15/27	105,000	92,066
2.75% 3/1/23	300,000	288,575
3.125% 7/15/22	100,000	98,198
3.15% 3/1/26	350,000	328,993
3.15% 2/15/28	150,000	138,802
3.20% 7/15/36	150,000	125,037
3.30% 2/1/27	250,000	235,472
3.375% 2/15/25	425,000	408,397
3.375% 8/15/25	65,000	62,409
3.40% 7/15/46	110,000	89,425
3.55% 5/1/28	150,000	143,429
3.90% 3/1/38	150,000	136,392
3.969% 11/1/47	362,000	319,656
3.999% 11/1/49	79,000	69,613

LVIP SSGA Bond Index Fund–40

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
4.00% 8/15/47	150,000	$133,480
4.00% 3/1/48	150,000	132,478
4.049% 11/1/52	258,000	225,623
4.20% 8/15/34	83,000	79,396
4.25% 1/15/33	200,000	195,624
4.40% 8/15/35	192,000	187,369
4.60% 8/15/45	77,000	74,360
4.65% 7/15/42	24,000	23,399
4.75% 3/1/44	350,000	345,349
6.40% 5/15/38	57,000	67,672
6.50% 11/15/35	200,000	238,178
7.05% 3/15/33	500,000	622,233
Discovery Communications 2.20% 9/20/19	235,000	232,495
2.75% 11/15/19	50,000	49,619
2.80% 6/15/20	100,000	98,839
2.95% 3/20/23	125,000	119,671
3.30% 5/15/22	150,000	147,549
3.50% 6/15/22	100,000	99,119
3.80% 3/13/24	100,000	98,543
3.90% 11/15/24	150,000	146,902
3.95% 6/15/25	100,000	97,630
3.95% 3/20/28	200,000	189,779
4.375% 6/15/21	100,000	102,288
4.875% 4/1/43	100,000	93,036
4.90% 3/11/26	100,000	102,725
5.00% 9/20/37	285,000	275,245
5.20% 9/20/47	215,000	209,308
5.625% 8/15/19	123,000	126,512
6.35% 6/1/40	150,000	163,571
Grupo Televisa 4.625% 1/30/26	200,000	200,027
6.625% 1/15/40	100,000	108,841
8.50% 3/11/32	200,000	246,339
Historic TW 6.625% 5/15/29	300,000	349,337
NBCUniversal Media 2.875% 1/15/23	575,000	551,749
4.375% 4/1/21	200,000	205,265
4.45% 1/15/43	675,000	639,489
5.15% 4/30/20	670,000	692,530
5.95% 4/1/41	200,000	225,690
RELX Capital 3.50% 3/16/23	145,000	143,620
Thomson Reuters 3.35% 5/15/26	55,000	50,969
4.30% 11/23/23	200,000	204,324
4.70% 10/15/19	400,000	407,170
Time Warner Cable 4.00% 9/1/21	500,000	500,357
5.00% 2/1/20	145,000	148,083
5.50% 9/1/41	100,000	93,330
5.875% 11/15/40	100,000	98,131

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued)
6.55% 5/1/37	200,000	$212,757
6.75% 6/15/39	450,000	481,113
7.30% 7/1/38	150,000	170,496
Time Warner Entertainment 8.375% 3/15/23	250,000	291,207
8.375% 7/15/33	200,000	247,495
Viacom 3.875% 4/1/24	200,000	193,746
4.375% 3/15/43	477,000	401,633
5.625% 9/15/19	200,000	204,944
5.85% 9/1/43	150,000	150,424
6.875% 4/30/36	125,000	135,420
Walt Disney 0.875% 7/12/19	60,000	58,870
1.80% 6/5/20	100,000	97,794
1.85% 7/30/26	95,000	83,043
1.95% 3/4/20	60,000	59,020
2.15% 9/17/20	100,000	97,983
2.30% 2/12/21	500,000	490,388
2.35% 12/1/22	300,000	288,139
2.45% 3/4/22	70,000	67,997
2.95% 6/15/27	200,000	189,740
3.00% 2/13/26	300,000	285,798
3.00% 7/30/46	50,000	39,408
3.15% 9/17/25	100,000	96,754
3.70% 12/1/42	150,000	137,159
3.75% 6/1/21	200,000	203,793
4.125% 12/1/41	100,000	95,612
4.125% 6/1/44	83,000	80,277
Warner Media 2.95% 7/15/26	125,000	112,567
3.55% 6/1/24	200,000	193,103
3.80% 2/15/27	105,000	99,339
3.875% 1/15/26	150,000	144,340
4.70% 1/15/21	100,000	102,984
4.75% 3/29/21	150,000	154,882
4.90% 6/15/42	200,000	184,682
6.10% 7/15/40	100,000	107,900
6.25% 3/29/41	400,000	436,288
6.50% 11/15/36	100,000	112,609
7.625% 4/15/31	325,000	415,667
7.70% 5/1/32	330,000	434,324

		27,219,308

Metal Fabricate & Hardware–0.02%
Precision Castparts 2.50% 1/15/23	200,000	192,892
3.25% 6/15/25	100,000	97,406
3.90% 1/15/43	50,000	48,781
4.375% 6/15/45	100,000	105,115
Timken 3.875% 9/1/24	70,000	69,361

LVIP SSGA Bond Index Fund–41

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metal Fabricate & Hardware (continued)
Valmont Industries 5.00% 10/1/44	100,000	$94,970
5.25% 10/1/54	100,000	93,023

		701,548

Mining–0.18%
Barrick Gold 5.25% 4/1/42	300,000	314,835
Barrick North America Finance 4.40% 5/30/21	49,000	50,725
5.70% 5/30/41	500,000	556,494
5.75% 5/1/43	150,000	167,896
Barrick PD Australia Finance 5.95% 10/15/39	100,000	111,971
BHP Billiton Finance USA 4.125% 2/24/42	125,000	124,370
5.00% 9/30/43	500,000	562,263
Goldcorp 3.70% 3/15/23	200,000	197,077
Kinross Gold 4.50% 7/15/27	400,000	369,000
Newmont Mining 3.50% 3/15/22	150,000	149,286
4.875% 3/15/42	650,000	651,543
6.25% 10/1/39	100,000	115,955
Rio Tinto Alcan 6.125% 12/15/33	150,000	182,965
Rio Tinto Finance USA 3.75% 6/15/25	500,000	503,354
4.125% 8/21/42	150,000	148,204
5.20% 11/2/40	100,000	113,294
7.125% 7/15/28	75,000	94,877
Southern Copper 3.50% 11/8/22	89,000	87,429
5.25% 11/8/42	150,000	148,967
5.375% 4/16/20	125,000	129,793
5.875% 4/23/45	69,000	73,679
6.75% 4/16/40	110,000	126,791
7.50% 7/27/35	200,000	244,808
Yamana Gold 4.95% 7/15/24	50,000	50,010

		5,275,586

Office & Business Equipment–0.03%
Xerox
2.80% 5/15/20	250,000	246,106
3.50% 8/20/20	100,000	99,655
3.625% 3/15/23	150,000	144,077
4.50% 5/15/21	345,000	349,742

		839,580

Oil & Gas–1.60%
Anadarko Finance 7.50% 5/1/31	250,000	310,348
Anadarko Petroleum 5.55% 3/15/26	400,000	429,343
6.45% 9/15/36	250,000	289,725
7.95% 6/15/39	200,000	263,795

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Andeavor 3.80% 4/1/28	120,000	$113,563
4.50% 4/1/48	50,000	45,745
4.75% 12/15/23	150,000	155,839
5.125% 12/15/26	150,000	156,640
Apache 3.25% 4/15/22	473,000	465,383
4.25% 1/15/44	100,000	88,737
4.75% 4/15/43	200,000	190,757
5.10% 9/1/40	350,000	345,504
5.25% 2/1/42	100,000	99,624
6.00% 1/15/37	50,000	54,672
BP Capital Markets 1.768% 9/19/19	70,000	69,141
2.112% 9/16/21	250,000	241,571
2.315% 2/13/20	650,000	643,914
2.52% 9/19/22	150,000	144,789
2.75% 5/10/23	250,000	241,952
3.017% 1/16/27	250,000	236,895
3.119% 5/4/26	75,000	71,742
3.216% 11/28/23	150,000	147,233
3.245% 5/6/22	200,000	199,477
3.279% 9/19/27	150,000	144,382
3.535% 11/4/24	100,000	99,312
3.723% 11/28/28	90,000	89,888
3.994% 9/26/23	250,000	255,829
4.742% 3/11/21	500,000	520,666
Burlington Resources Finance 7.20% 8/15/31	100,000	127,964
Canadian Natural Resources 2.95% 1/15/23	200,000	193,163
3.80% 4/15/24	43,000	42,673
3.85% 6/1/27	250,000	244,370
3.90% 2/1/25	200,000	197,431
4.95% 6/1/47	100,000	103,610
5.85% 2/1/35	200,000	222,893
6.25% 3/15/38	150,000	174,730
Cenovus Energy 3.00% 8/15/22	150,000	143,818
4.25% 4/15/27	250,000	241,234
4.45% 9/15/42	320,000	273,880
5.25% 6/15/37	105,000	104,024
5.40% 6/15/47	200,000	196,507
5.70% 10/15/19	205,000	210,313
Chevron 1.991% 3/3/20	94,000	92,875
2.10% 5/16/21	200,000	195,401
2.355% 12/5/22	500,000	478,315
2.498% 3/3/22	200,000	196,286
2.566% 5/16/23	200,000	192,882
2.895% 3/3/24	150,000	146,022
2.954% 5/16/26	200,000	192,077

LVIP SSGA Bond Index Fund–42

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron (continued)
3.191% 6/24/23	550,000	$547,625
3.326% 11/17/25	150,000	148,563
Cimarex Energy 3.90% 5/15/27	215,000	206,827
CNOOC Finance 2013 3.00% 5/9/23	250,000	241,378
4.25% 5/9/43	1,000,000	958,797
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	197,596
4.20% 5/5/45	200,000	190,630
CNOOC Finance 2015 USA 3.50% 5/5/25	200,000	193,079
Concho Resources 3.75% 10/1/27	95,000	91,561
4.30% 8/15/28	100,000	100,433
4.375% 1/15/25	100,000	100,524
4.85% 8/15/48	75,000	76,218
4.875% 10/1/47	75,000	75,903
ConocoPhillips 4.30% 11/15/44	150,000	153,197
4.95% 3/15/26	250,000	269,866
5.90% 5/15/38	450,000	534,874
5.95% 3/15/46	100,000	124,888
6.50% 2/1/39	380,000	486,816
ConocoPhillips Holding 6.95% 4/15/29	200,000	246,961
Continental Resources 3.80% 6/1/24	155,000	151,407
4.375% 1/15/28	155,000	154,389
4.50% 4/15/23	225,000	228,559
4.90% 6/1/44	110,000	108,123
5.00% 9/15/22	305,000	309,378
Devon Energy 3.25% 5/15/22	250,000	245,976
4.00% 7/15/21	100,000	101,330
4.75% 5/15/42	100,000	97,970
5.00% 6/15/45	70,000	71,472
5.60% 7/15/41	100,000	108,222
5.85% 12/15/25	150,000	165,378
Ecopetrol
4.125% 1/16/25	500,000	486,250
5.375% 6/26/26	210,000	215,985
5.875% 9/18/23	200,000	212,500
5.875% 5/28/45	155,000	147,591
7.625% 7/23/19	200,000	209,260
Encana 3.90% 11/15/21	600,000	605,257
EOG Resources 2.625% 3/15/23	150,000	144,153
3.15% 4/1/25	250,000	240,073
3.90% 4/1/35	350,000	340,593
4.15% 1/15/26	100,000	102,439
4.40% 6/1/20	150,000	153,308
EQT 2.50% 10/1/20	70,000	68,432

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
EQT (continued)
3.00% 10/1/22	70,000	$67,494
3.90% 10/1/27	200,000	186,869
4.875% 11/15/21	100,000	103,377
Equinor 2.45% 1/17/23	200,000	192,990
2.65% 1/15/24	100,000	95,965
3.15% 1/23/22	200,000	200,338
3.70% 3/1/24	600,000	605,988
3.95% 5/15/43	250,000	239,116
4.80% 11/8/43	150,000	161,798
5.10% 8/17/40	200,000	223,056
Exxon Mobil 2.222% 3/1/21	105,000	103,107
2.726% 3/1/23	170,000	166,952
3.043% 3/1/26	750,000	730,249
3.567% 3/6/45	800,000	743,438
4.114% 3/1/46	165,000	168,357
Hess 4.30% 4/1/27	150,000	145,134
5.60% 2/15/41	200,000	201,584
5.80% 4/1/47	150,000	155,547
7.125% 3/15/33	100,000	115,934
7.30% 8/15/31	250,000	291,181
Husky Energy 3.95% 4/15/22	150,000	151,244
4.00% 4/15/24	50,000	50,004
7.25% 12/15/19	125,000	131,955
Kerr-McGee 6.95% 7/1/24	100,000	113,605
Marathon Oil 2.80% 11/1/22	125,000	119,975
4.40% 7/15/27	500,000	502,676
6.60% 10/1/37	100,000	118,736
Marathon Petroleum 3.625% 9/15/24	250,000	244,495
5.00% 9/15/54	500,000	462,601
5.125% 3/1/21	135,000	140,537
6.50% 3/1/41	145,000	169,393
Nexen Energy 6.20% 7/30/19	130,000	134,277
6.40% 5/15/37	150,000	184,315
7.50% 7/30/39	200,000	277,054
Noble Energy 3.85% 1/15/28	150,000	143,628
4.15% 12/15/21	100,000	101,678
5.05% 11/15/44	800,000	802,394
6.00% 3/1/41	135,000	148,954
Occidental Petroleum 2.60% 4/15/22	250,000	244,552
2.70% 2/15/23	200,000	194,434
3.00% 2/15/27	250,000	236,401
3.125% 2/15/22	150,000	149,702

LVIP SSGA Bond Index Fund–43

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum (continued)
3.40% 4/15/26	180,000	$176,082
3.50% 6/15/25	100,000	99,268
4.10% 2/15/47	250,000	244,897
4.20% 3/15/48	150,000	149,810
4.40% 4/15/46	250,000	252,891
Petro-Canada 5.95% 5/15/35	200,000	231,741
6.80% 5/15/38	100,000	127,834
9.25% 10/15/21	50,000	58,809
Petroleos Mexicanos 2.378% 4/15/25	133,000	130,043
3.50% 1/30/23	800,000	759,336
4.50% 1/23/26	250,000	235,175
4.625% 9/21/23	300,000	296,550
4.875% 1/24/22	1,250,000	1,264,125
4.875% 1/18/24	500,000	494,835
5.35% 2/12/28	145,000	138,011
5.375% 3/13/22	700,000	719,600
5.50% 1/21/21	400,000	412,296
5.625% 1/23/46	500,000	423,250
6.00% 3/5/20	260,000	268,775
6.35% 2/12/48	90,000	81,675
6.375% 1/23/45	609,000	562,411
6.50% 3/13/27	700,000	718,669
6.50% 6/2/41	800,000	754,320
6.625% 6/15/35	250,000	245,313
6.75% 9/21/47	300,000	283,620
Phillips 66 3.90% 3/15/28	200,000	195,586
4.65% 11/15/34	350,000	354,087
4.875% 11/15/44	180,000	186,629
5.875% 5/1/42	250,000	291,152
Pioneer Natural Resources 3.45% 1/15/21	100,000	100,261
3.95% 7/15/22	100,000	101,231
4.45% 1/15/26	100,000	103,147
Shell International Finance 1.375% 9/12/19	150,000	147,600
1.75% 9/12/21	150,000	143,741
1.875% 5/10/21	200,000	193,976
2.125% 5/11/20	350,000	345,899
2.25% 11/10/20	150,000	147,648
2.375% 8/21/22	250,000	242,034
2.50% 9/12/26	150,000	139,116
2.875% 5/10/26	400,000	380,508
3.25% 5/11/25	650,000	637,463
3.40% 8/12/23	650,000	651,118
3.75% 9/12/46	150,000	139,786
4.00% 5/10/46	350,000	339,814
4.125% 5/11/35	156,000	158,527
4.375% 3/25/20	75,000	76,970

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell International Finance (continued)
4.375% 5/11/45	167,000	$171,563
4.55% 8/12/43	600,000	629,718
5.50% 3/25/40	100,000	117,382
6.375% 12/15/38	300,000	388,879
Suncor Energy 3.60% 12/1/24	250,000	247,289
4.00% 11/15/47	70,000	65,650
6.50% 6/15/38	250,000	310,779
6.85% 6/1/39	100,000	128,144
7.15% 2/1/32	25,000	31,735
Total Capital 4.125% 1/28/21	100,000	102,552
4.45% 6/24/20	100,000	102,876
Total Capital Canada 2.75% 7/15/23	300,000	290,557
Total Capital International 2.70% 1/25/23	200,000	194,736
2.875% 2/17/22	200,000	198,216
3.70% 1/15/24	100,000	100,904
Valero Energy 3.65% 3/15/25	100,000	97,816
4.35% 6/1/28	175,000	174,573
4.90% 3/15/45	150,000	152,335
6.125% 2/1/20	65,000	67,921
6.625% 6/15/37	300,000	359,754
7.50% 4/15/32	100,000	128,203

		47,689,010

Oil & Gas Services–0.09%
Baker Hughes a GE Co. 5.125% 9/15/40	200,000	214,816
Baker Hughes Co-Obligor 2.773% 12/15/22	200,000	194,140
3.337% 12/15/27	250,000	232,910
4.08% 12/15/47	200,000	179,169
Halliburton 3.25% 11/15/21	200,000	200,085
3.80% 11/15/25	290,000	288,385
4.75% 8/1/43	200,000	202,131
4.85% 11/15/35	100,000	103,705
5.00% 11/15/45	283,000	302,660
7.45% 9/15/39	200,000	263,127
National Oilwell Varco 2.60% 12/1/22	200,000	189,963
3.95% 12/1/42	150,000	127,462
Schlumberger Investment 3.65% 12/1/23	204,000	205,845
TechnipFMC 3.45% 10/1/22	100,000	97,289

		2,801,687

Paper & Forest Products–0.08%
Celulosa Arauco y Constitucion 4.50% 8/1/24	200,000	199,500

LVIP SSGA Bond Index Fund–44

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Domtar 4.40% 4/1/22	100,000	$101,926
Fibria Overseas Finance 4.00% 1/14/25	200,000	184,975
5.50% 1/17/27	100,000	99,750
Georgia-Pacific 8.00% 1/15/24	250,000	302,063
International Paper 3.00% 2/15/27	150,000	136,034
4.35% 8/15/48	350,000	315,215
4.75% 2/15/22	200,000	206,929
4.80% 6/15/44	200,000	194,579
5.00% 9/15/35	100,000	101,323
5.15% 5/15/46	200,000	204,244
6.00% 11/15/41	135,000	149,537
7.30% 11/15/39	100,000	128,302
7.50% 8/15/21	54,000	60,043

		2,384,420

Pharmaceuticals–1.37%
AbbVie 2.30% 5/14/21	200,000	194,479
2.50% 5/14/20	500,000	494,198
2.85% 5/14/23	150,000	144,626
2.90% 11/6/22	500,000	485,675
3.20% 11/6/22	225,000	221,512
3.20% 5/14/26	200,000	187,069
3.60% 5/14/25	600,000	581,978
4.30% 5/14/36	150,000	143,515
4.40% 11/6/42	300,000	286,001
4.45% 5/14/46	200,000	191,998
4.50% 5/14/35	600,000	585,667
4.70% 5/14/45	665,000	660,289
Allergan Finance 3.25% 10/1/22	250,000	243,126
4.625% 10/1/42	125,000	116,399
Allergan Funding 3.45% 3/15/22	500,000	492,417
3.80% 3/15/25	500,000	486,232
4.55% 3/15/35	1,000,000	948,863
4.85% 6/15/44	650,000	630,109
AmerisourceBergen 3.40% 5/15/24	250,000	246,419
3.45% 12/15/27	100,000	92,308
4.30% 12/15/47	100,000	88,865
AstraZeneca 2.375% 11/16/20	250,000	245,402
2.375% 6/12/22	150,000	144,419
3.125% 6/12/27	150,000	140,755
3.375% 11/16/25	450,000	433,767
4.00% 9/18/42	150,000	141,408
4.375% 11/16/45	95,000	93,424
6.45% 9/15/37	450,000	558,610

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb 2.00% 8/1/22	100,000	$95,366
3.25% 8/1/42	100,000	86,759
4.50% 3/1/44	500,000	537,210
Cardinal Health 2.616% 6/15/22	150,000	143,925
3.079% 6/15/24	100,000	94,340
3.20% 3/15/23	100,000	97,005
3.41% 6/15/27	250,000	230,163
3.50% 11/15/24	300,000	288,770
3.75% 9/15/25	100,000	96,410
4.368% 6/15/47	100,000	88,052
4.625% 12/15/20	100,000	102,818
4.90% 9/15/45	100,000	96,002
CVS Health 2.125% 6/1/21	550,000	529,079
2.25% 8/12/19	250,000	248,016
2.75% 12/1/22	200,000	191,882
2.80% 7/20/20	600,000	594,628
2.875% 6/1/26	250,000	227,961
3.125% 3/9/20	205,000	204,819
3.35% 3/9/21	685,000	684,682
3.50% 7/20/22	200,000	198,423
3.70% 3/9/23	780,000	776,872
3.875% 7/20/25	400,000	388,164
4.00% 12/5/23	200,000	201,065
4.10% 3/25/25	500,000	498,075
4.125% 5/15/21	100,000	101,836
4.30% 3/25/28	1,330,000	1,314,506
4.78% 3/25/38	810,000	799,211
4.875% 7/20/35	725,000	730,504
5.05% 3/25/48	1,085,000	1,108,442
5.125% 7/20/45	215,000	218,647
Eli Lilly & Co. 2.35% 5/15/22	75,000	73,008
3.10% 5/15/27	98,000	93,914
3.95% 5/15/47	107,000	105,652
5.50% 3/15/27	100,000	113,962
Express Scripts Holding 3.00% 7/15/23	150,000	142,449
3.30% 2/25/21	40,000	39,878
3.40% 3/1/27	105,000	96,115
3.90% 2/15/22	450,000	450,774
4.50% 2/25/26	150,000	149,151
4.75% 11/15/21	200,000	206,501
4.80% 7/15/46	485,000	462,932
6.125% 11/15/41	300,000	338,019
GlaxoSmithKline Capital 2.85% 5/8/22	750,000	737,706
3.125% 5/14/21	495,000	496,033
3.625% 5/15/25	110,000	109,910
5.375% 4/15/34	100,000	115,384

LVIP SSGA Bond Index Fund–45

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital (continued)
6.375% 5/15/38	450,000	$579,060
Johnson & Johnson 1.65% 3/1/21	150,000	145,769
1.95% 11/10/20	50,000	49,195
2.05% 3/1/23	150,000	143,647
2.25% 3/3/22	200,000	195,681
2.45% 12/5/21	150,000	148,841
2.45% 3/1/26	150,000	140,880
2.625% 1/15/25	150,000	143,781
2.90% 1/15/28	150,000	143,347
2.95% 9/1/20	100,000	100,852
2.95% 3/3/27	200,000	192,598
3.40% 1/15/38	150,000	141,972
3.50% 1/15/48	95,000	88,860
3.55% 5/15/21	100,000	101,821
3.55% 3/1/36	70,000	67,427
3.625% 3/3/37	627,000	613,939
3.70% 3/1/46	80,000	77,518
3.75% 3/3/47	200,000	195,285
4.375% 12/5/33	183,000	196,437
4.85% 5/15/41	100,000	113,435
5.85% 7/15/38	100,000	128,214
McKesson 2.70% 12/15/22	100,000	96,130
3.796% 3/15/24	200,000	197,666
Mead Johnson Nutrition 3.00% 11/15/20	95,000	94,564
4.125% 11/15/25	95,000	96,871
4.90% 11/1/19	100,000	102,478
5.90% 11/1/39	50,000	60,629
Merck & Co. 1.85% 2/10/20	400,000	394,142
2.40% 9/15/22	150,000	145,543
2.75% 2/10/25	900,000	861,165
2.80% 5/18/23	250,000	244,798
3.60% 9/15/42	100,000	93,621
3.875% 1/15/21	400,000	407,881
4.15% 5/18/43	242,000	249,029
Mylan 3.15% 6/15/21	250,000	247,428
3.75% 12/15/20	100,000	100,681
3.95% 6/15/26	250,000	239,150
4.55% 4/15/28	150,000	146,874
5.20% 4/15/48	150,000	144,766
5.25% 6/15/46	160,000	156,416
5.40% 11/29/43	133,000	131,972
Novartis Capital 1.80% 2/14/20	110,000	108,321
2.40% 5/17/22	200,000	194,374
2.40% 9/21/22	250,000	242,661
3.00% 11/20/25	250,000	241,467

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Novartis Capital (continued)
3.10% 5/17/27	125,000	$120,148
3.40% 5/6/24	250,000	249,594
3.70% 9/21/42	150,000	143,627
4.00% 11/20/45	250,000	251,316
4.40% 4/24/20	100,000	102,783
4.40% 5/6/44	250,000	266,955
Perrigo Finance Unlimited 4.375% 3/15/26	200,000	196,056
Pfizer 1.70% 12/15/19	150,000	147,860
1.95% 6/3/21	150,000	146,019
2.20% 12/15/21	150,000	146,118
2.75% 6/3/26	150,000	141,834
3.00% 6/15/23	200,000	197,776
3.00% 12/15/26	450,000	434,462
3.40% 5/15/24	400,000	401,329
4.00% 12/15/36	100,000	100,239
4.125% 12/15/46	455,000	460,092
4.40% 5/15/44	400,000	416,798
7.20% 3/15/39	300,000	416,603
Sanofi 3.375% 6/19/23	150,000	150,259
3.625% 6/19/28	150,000	149,403
4.00% 3/29/21	325,000	333,078
Shire Acquisitions Investments Ireland 1.90% 9/23/19	500,000	492,290
2.40% 9/23/21	500,000	479,048
2.875% 9/23/23	300,000	282,576
3.20% 9/23/26	300,000	275,404
Wyeth 5.95% 4/1/37	350,000	427,443
6.00% 2/15/36	100,000	123,985
6.50% 2/1/34	100,000	127,196
Zoetis 3.00% 9/12/27	100,000	92,679
3.25% 2/1/23	163,000	160,655
3.45% 11/13/20	75,000	75,223
3.95% 9/12/47	100,000	92,821
4.50% 11/13/25	200,000	207,273
4.70% 2/1/43	150,000	155,249

		40,655,927

Pipelines–0.98%
Andeavor Logistics 3.50% 12/1/22	40,000	39,123
4.25% 12/1/27	50,000	47,986
5.20% 12/1/47	90,000	87,129
Boardwalk Pipelines 3.375% 2/1/23	100,000	96,403
4.45% 7/15/27	70,000	68,096
4.95% 12/15/24	50,000	50,970

LVIP SSGA Bond Index Fund–46

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Boardwalk Pipelines (continued)
5.75% 9/15/19	100,000	$102,616
5.95% 6/1/26	50,000	53,703
Buckeye Partners 3.95% 12/1/26	35,000	31,811
4.875% 2/1/21	260,000	264,710
5.85% 11/15/43	500,000	483,444
Columbia Pipeline Group 4.50% 6/1/25	250,000	249,793
5.80% 6/1/45	100,000	113,088
Enable Midstream Partners 3.90% 5/15/24	200,000	191,698
4.40% 3/15/27	100,000	95,283
5.00% 5/15/44	70,000	62,217
Enbridge 2.90% 7/15/22	200,000	194,439
3.50% 6/10/24	100,000	97,135
3.70% 7/15/27	200,000	189,880
4.00% 10/1/23	150,000	150,659
4.25% 12/1/26	100,000	99,267
4.50% 6/10/44	100,000	91,988
5.50% 12/1/46	100,000	107,144
Enbridge Energy Partners 5.20% 3/15/20	100,000	102,872
7.50% 4/15/38	300,000	371,477
Energy Transfer Partners 3.60% 2/1/23	100,000	97,799
4.05% 3/15/25	100,000	96,761
4.15% 10/1/20	150,000	151,787
4.20% 9/15/23	50,000	50,033
4.20% 4/15/27	150,000	141,600
4.75% 1/15/26	400,000	397,220
4.95% 6/15/28	75,000	74,913
5.15% 3/15/45	150,000	134,157
5.20% 2/1/22	250,000	259,472
5.30% 4/15/47	150,000	137,997
5.80% 6/15/38	100,000	99,264
5.95% 10/1/43	125,000	122,602
6.00% 6/15/48	100,000	100,335
6.125% 12/15/45	400,000	401,095
6.50% 2/1/42	150,000	155,011
7.50% 7/1/38	200,000	228,888
EnLink Midstream Partners 4.85% 7/15/26	120,000	113,893
5.45% 6/1/47	350,000	295,261
Enterprise Products Operating 2.85% 4/15/21	355,000	350,818
3.35% 3/15/23	350,000	345,230
3.70% 2/15/26	150,000	146,810
3.75% 2/15/25	640,000	634,677
3.90% 2/15/24	200,000	200,507
3.95% 2/15/27	245,000	242,934

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating (continued)
4.05% 2/15/22	100,000	$101,837
4.25% 2/15/48	90,000	84,080
4.45% 2/15/43	125,000	118,063
4.85% 8/15/42	200,000	200,370
4.85% 3/15/44	125,000	124,889
4.90% 5/15/46	100,000	100,573
5.20% 9/1/20	100,000	104,261
5.25% 1/31/20	100,000	103,296
5.70% 2/15/42	150,000	166,276
5.95% 2/1/41	100,000	113,091
6.125% 10/15/39	50,000	57,258
7.55% 4/15/38	100,000	131,221
EQT Midstream Partners 4.00% 8/1/24	55,000	52,292
4.125% 12/1/26	65,000	60,008
4.75% 7/15/23	100,000	99,950
5.50% 7/15/28	45,000	45,078
6.50% 7/15/48	100,000	100,546
Kinder Morgan 3.15% 1/15/23	250,000	241,632
4.30% 6/1/25	200,000	199,800
4.30% 3/1/28	200,000	194,677
5.20% 3/1/48	150,000	145,561
5.55% 6/1/45	700,000	707,085
Kinder Morgan Energy Partners 3.50% 3/1/21	520,000	518,893
3.50% 9/1/23	500,000	486,970
3.95% 9/1/22	100,000	100,082
5.00% 8/15/42	500,000	465,723
5.00% 3/1/43	250,000	232,674
5.30% 9/15/20	250,000	259,437
5.80% 3/15/35	150,000	153,689
6.50% 9/1/39	100,000	108,218
6.55% 9/15/40	200,000	220,158
7.75% 3/15/32	200,000	242,783
Magellan Midstream Partners 4.20% 10/3/47	100,000	91,481
4.25% 2/1/21	150,000	153,084
4.25% 9/15/46	180,000	167,731
5.00% 3/1/26	100,000	105,479
6.55% 7/15/19	50,000	51,806
MPLX 3.375% 3/15/23	275,000	269,225
4.00% 3/15/28	175,000	166,768
4.125% 3/1/27	165,000	157,676
4.50% 4/15/38	290,000	268,709
4.70% 4/15/48	115,000	107,041
4.875% 12/1/24	500,000	516,166
4.90% 4/15/58	50,000	44,594
5.20% 3/1/47	165,000	164,555

LVIP SSGA Bond Index Fund–47

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK 4.00% 7/13/27	85,000	$82,400
4.55% 7/15/28	150,000	151,615
4.95% 7/13/47	100,000	97,733
5.20% 7/15/48	75,000	75,993
ONEOK Partners 3.375% 10/1/22	150,000	148,111
3.80% 3/15/20	100,000	100,545
4.90% 3/15/25	100,000	103,394
6.125% 2/1/41	100,000	109,859
6.20% 9/15/43	178,000	200,497
6.65% 10/1/36	100,000	116,844
Phillips 66 Partners 3.55% 10/1/26	100,000	93,676
3.75% 3/1/28	50,000	46,823
4.68% 2/15/45	40,000	37,634
4.90% 10/1/46	100,000	96,210
Plains All American Pipeline 4.30% 1/31/43	100,000	82,899
4.50% 12/15/26	100,000	98,057
4.65% 10/15/25	200,000	199,611
4.70% 6/15/44	600,000	529,031
5.15% 6/1/42	200,000	182,380
5.75% 1/15/20	100,000	103,259
6.65% 1/15/37	125,000	134,628
Sabine Pass Liquefaction 4.20% 3/15/28	70,000	67,901
5.625% 2/1/21	700,000	731,949
5.625% 3/1/25	545,000	580,479
5.75% 5/15/24	545,000	582,025
Southern Natural Gas 4.40% 6/15/21	300,000	306,347
Spectra Energy Partners 3.375% 10/15/26	145,000	133,828
4.50% 3/15/45	50,000	46,493
Sunoco Logistics Partners Operations 3.45% 1/15/23	200,000	194,301
3.90% 7/15/26	100,000	93,764
4.00% 10/1/27	245,000	229,437
4.40% 4/1/21	100,000	101,663
5.30% 4/1/44	200,000	181,894
5.40% 10/1/47	245,000	226,067
5.95% 12/1/25	100,000	106,682
TC PipeLines 4.375% 3/13/25	150,000	148,552
Tennessee Gas Pipeline 7.625% 4/1/37	150,000	181,214
TransCanada PipeLines 2.125% 11/15/19	375,000	370,782
2.50% 8/1/22	150,000	144,248
3.75% 10/16/23	150,000	150,702
3.80% 10/1/20	100,000	101,325
4.25% 5/15/28	150,000	150,766
4.625% 3/1/34	200,000	200,381
4.75% 5/15/38	150,000	150,423

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines (continued)
4.875% 1/15/26	100,000	$104,736
4.875% 5/15/48	150,000	152,054
6.10% 6/1/40	100,000	113,704
7.25% 8/15/38	100,000	126,829
7.625% 1/15/39	250,000	327,550
Transcontinental Gas Pipe Line 4.00% 3/15/28	100,000	97,379
4.45% 8/1/42	100,000	94,926
4.60% 3/15/48	100,000	96,560
Valero Energy Partners 4.375% 12/15/26	85,000	83,938
4.50% 3/15/28	100,000	98,506
Western Gas Partners 3.95% 6/1/25	150,000	141,671
4.00% 7/1/22	150,000	148,378
4.50% 3/1/28	40,000	38,569
5.30% 3/1/48	100,000	92,219
5.45% 4/1/44	100,000	94,604
Williams Partners 3.75% 6/15/27	750,000	709,494
3.90% 1/15/25	725,000	708,262
4.00% 11/15/21	100,000	100,948
4.30% 3/4/24	195,000	195,932
4.85% 3/1/48	70,000	66,946
5.25% 3/15/20	200,000	206,261
6.30% 4/15/40	470,000	526,704

		29,025,373

Private Equity–0.00%
Brookfield Asset Management 4.00% 1/15/25	150,000	148,498

		148,498

Real Estate–0.02%
CBRE Services 4.875% 3/1/26	300,000	310,914
Prologis 3.75% 11/1/25	45,000	45,008
3.875% 9/15/28	65,000	65,176
4.25% 8/15/23	150,000	154,742
4.375% 9/15/48	50,000	51,013

		626,853

Real Estate Investment Trusts–0.79%
Alexandria Real Estate Equities 3.45% 4/30/25	100,000	95,824
3.95% 1/15/27	25,000	24,178
3.95% 1/15/28	100,000	96,250
4.30% 1/15/26	250,000	250,532
4.50% 7/30/29	110,000	109,840
American Campus Communities Operating Partnership 3.35% 10/1/20	100,000	99,753

LVIP SSGA Bond Index Fund–48

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Campus Communities Operating Partnership (continued)
3.625% 11/15/27	55,000	$51,620
4.125% 7/1/24	100,000	99,628
American Tower 2.25% 1/15/22	200,000	191,368
2.80% 6/1/20	100,000	99,187
3.00% 6/15/23	100,000	95,997
3.125% 1/15/27	200,000	179,069
3.375% 10/15/26	200,000	185,445
3.45% 9/15/21	250,000	249,152
3.50% 1/31/23	250,000	246,179
3.60% 1/15/28	100,000	92,840
4.00% 6/1/25	100,000	98,196
4.70% 3/15/22	225,000	232,136
5.00% 2/15/24	100,000	103,830
5.05% 9/1/20	100,000	103,406
5.90% 11/1/21	65,000	69,573
AvalonBay Communities 2.90% 10/15/26	50,000	46,399
3.20% 1/15/28	85,000	80,193
3.45% 6/1/25	100,000	97,566
3.50% 11/15/24	200,000	197,162
3.50% 11/15/25	50,000	48,928
3.625% 10/1/20	200,000	201,592
3.90% 10/15/46	50,000	46,549
4.15% 7/1/47	50,000	48,624
Boston Properties 2.75% 10/1/26	300,000	270,968
3.20% 1/15/25	100,000	95,318
3.65% 2/1/26	100,000	96,608
3.85% 2/1/23	125,000	125,758
4.125% 5/15/21	250,000	254,721
5.625% 11/15/20	150,000	157,145
5.875% 10/15/19	100,000	103,020
Brandywine Operating Partnership 3.95% 2/15/23	50,000	49,816
3.95% 11/15/27	50,000	47,597
Brixmor Operating Partnership 3.25% 9/15/23	150,000	143,891
3.85% 2/1/25	70,000	67,611
3.875% 8/15/22	95,000	94,743
3.90% 3/15/27	100,000	94,702
4.125% 6/15/26	50,000	48,476
CC Holdings GS V 3.849% 4/15/23	150,000	148,802
Columbia Property Trust Operating Partnership 3.65% 8/15/26	100,000	93,644
Corporate Office Properties 3.70% 6/15/21	350,000	347,430
Crown Castle International 3.15% 7/15/23	110,000	105,421
3.20% 9/1/24	105,000	99,232

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International (continued)
3.40% 2/15/21	140,000	$139,923
3.65% 9/1/27	140,000	130,471
3.70% 6/15/26	365,000	344,749
3.80% 2/15/28	150,000	140,879
4.00% 3/1/27	40,000	38,576
4.45% 2/15/26	365,000	361,888
4.75% 5/15/47	25,000	23,657
CubeSmart 3.125% 9/1/26	50,000	46,067
4.375% 12/15/23	65,000	66,481
DDR 4.25% 2/1/26	100,000	97,812
4.70% 6/1/27	100,000	100,888
Digital Realty Trust 2.75% 2/1/23	50,000	47,676
3.40% 10/1/20	100,000	100,019
3.70% 8/15/27	100,000	95,214
3.95% 7/1/22	150,000	151,667
4.75% 10/1/25	100,000	103,201
5.25% 3/15/21	100,000	104,167
Duke Realty 3.75% 12/1/24	250,000	246,716
4.375% 6/15/22	100,000	102,884
EPR Properties 4.50% 6/1/27	100,000	95,680
4.75% 12/15/26	100,000	97,978
4.95% 4/15/28	100,000	98,024
5.75% 8/15/22	100,000	104,944
ERP Operating 2.375% 7/1/19	150,000	149,139
2.85% 11/1/26	140,000	130,075
3.375% 6/1/25	100,000	97,720
4.50% 7/1/44	150,000	152,599
4.50% 6/1/45	50,000	50,642
4.625% 12/15/21	90,000	93,331
4.75% 7/15/20	100,000	102,778
Essex Portfolio 3.25% 5/1/23	100,000	97,344
3.375% 4/15/26	50,000	47,550
3.625% 5/1/27	200,000	191,632
Federal Realty Investment Trust 3.25% 7/15/27	100,000	93,733
4.50% 12/1/44	100,000	101,724
Government Properties Income Trust 3.75% 8/15/19	100,000	100,150
HCP 2.625% 2/1/20	200,000	197,689
3.875% 8/15/24	200,000	195,858
4.00% 12/1/22	150,000	150,770
4.00% 6/1/25	250,000	245,015
4.25% 11/15/23	186,000	187,316

LVIP SSGA Bond Index Fund–49

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
HCP (continued)
5.375% 2/1/21	200,000	$208,020
Healthcare Trust of America Holdings 2.95% 7/1/22	50,000	48,425
3.375% 7/15/21	100,000	99,739
3.50% 8/1/26	35,000	32,953
3.75% 7/1/27	50,000	47,531
Highwoods Realty 3.20% 6/15/21	200,000	197,306
3.875% 3/1/27	60,000	57,890
Hospitality Properties Trust 4.25% 2/15/21	50,000	50,364
4.50% 6/15/23	100,000	100,569
4.95% 2/15/27	70,000	69,192
5.00% 8/15/22	300,000	308,597
5.25% 2/15/26	50,000	50,808
Host Hotels & Resorts 4.75% 3/1/23	150,000	153,853
5.25% 3/15/22	400,000	417,044
Hudson Pacific Properties 3.95% 11/1/27	25,000	23,420
Kilroy Realty 3.45% 12/15/24	100,000	96,139
4.25% 8/15/29	150,000	147,044
Kimco Realty 2.70% 3/1/24	100,000	93,000
2.80% 10/1/26	100,000	88,946
3.20% 5/1/21	150,000	149,186
3.30% 2/1/25	120,000	113,856
3.40% 11/1/22	50,000	49,291
3.80% 4/1/27	100,000	95,294
4.125% 12/1/46	100,000	87,931
4.45% 9/1/47	100,000	91,939
6.875% 10/1/19	150,000	156,588
Kite Realty Group 4.00% 10/1/26	50,000	45,306
Liberty Property 4.125% 6/15/22	50,000	50,960
4.40% 2/15/24	100,000	102,039
LifeStorage 3.50% 7/1/26	100,000	93,819
Mid-America Apartments 3.75% 6/15/24	100,000	98,752
4.00% 11/15/25	50,000	49,631
4.20% 6/15/28	100,000	99,833
4.30% 10/15/23	50,000	50,912
National Retail Properties 3.30% 4/15/23	100,000	97,625
3.60% 12/15/26	100,000	94,834
4.00% 11/15/25	65,000	63,872
5.50% 7/15/21	100,000	105,205
Omega Healthcare Investors 4.375% 8/1/23	50,000	49,698
4.50% 4/1/27	200,000	190,907

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors (continued)
4.95% 4/1/24	57,000	$57,892
5.25% 1/15/26	100,000	101,007
Physicians Realty 3.95% 1/15/28	100,000	93,509
4.30% 3/15/27	50,000	48,322
Public Storage 2.37% 9/15/22	50,000	48,044
3.094% 9/15/27	60,000	56,514
Realty Income 3.25% 10/15/22	100,000	98,545
3.65% 1/15/28	100,000	95,969
3.875% 7/15/24	65,000	64,476
4.65% 8/1/23	400,000	413,830
4.65% 3/15/47	100,000	101,179
Regency Centers 3.60% 2/1/27	160,000	152,315
4.125% 3/15/28	100,000	99,048
4.40% 2/1/47	165,000	157,811
Sabra Health Care 5.50% 2/1/21	100,000	101,971
Select Income REIT 4.25% 5/15/24	250,000	239,379
Senior Housing Properties Trust 4.75% 2/15/28	200,000	193,591
Simon Property Group 2.35% 1/30/22	100,000	96,468
2.50% 9/1/20	100,000	98,594
2.625% 6/15/22	200,000	194,159
3.25% 11/30/26	100,000	95,023
3.375% 10/1/24	450,000	439,539
3.375% 6/15/27	200,000	191,507
4.125% 12/1/21	300,000	306,833
4.25% 11/30/46	100,000	97,091
6.75% 2/1/40	300,000	387,069
SL Green Operating Partnership 3.25% 10/15/22	60,000	58,364
SL Green Realty 4.50% 12/1/22	100,000	101,682
STORE Capital 4.50% 3/15/28	50,000	49,010
Tanger Properties 3.125% 9/1/26	50,000	45,197
3.875% 7/15/27	100,000	94,353
UDR 2.95% 9/1/26	50,000	45,925
3.50% 1/15/28	100,000	94,570
4.00% 10/1/25	50,000	49,760
4.625% 1/10/22	100,000	102,960
Ventas Realty 2.70% 4/1/20	100,000	99,000
3.125% 6/15/23	30,000	29,087
3.75% 5/1/24	150,000	147,775
3.85% 4/1/27	100,000	96,138
4.00% 3/1/28	100,000	96,763
4.125% 1/15/26	156,000	153,734

LVIP SSGA Bond Index Fund–50

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty (continued)
4.25% 3/1/22	200,000	$204,327
4.75% 6/1/21	100,000	103,071
VEREIT Operating Partnership 3.95% 8/15/27	80,000	74,665
4.125% 6/1/21	60,000	60,858
4.60% 2/6/24	75,000	75,116
4.875% 6/1/26	95,000	94,859
Vornado Realty 3.50% 1/15/25	100,000	95,862
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	100,528
Weingarten Realty Investors 3.375% 10/15/22	150,000	148,098
Welltower 4.25% 4/1/26	200,000	198,213
4.50% 1/15/24	250,000	254,509
5.25% 1/15/22	100,000	104,932
6.125% 4/15/20	135,000	141,345
6.50% 3/15/41	250,000	303,713
Weyerhaeuser 4.625% 9/15/23	250,000	260,890
4.70% 3/15/21	100,000	103,358
7.375% 3/15/32	250,000	318,508
WP Carey 4.25% 10/1/26	100,000	97,840
4.60% 4/1/24	100,000	101,166

		23,574,724

Retail–0.72%
Advance Auto Parts 4.50% 1/15/22	100,000	102,531
4.50% 12/1/23	100,000	102,577
AutoNation 3.35% 1/15/21	50,000	49,702
3.50% 11/15/24	100,000	95,158
3.80% 11/15/27	100,000	93,029
4.50% 10/1/25	45,000	44,762
AutoZone 2.875% 1/15/23	100,000	96,553
3.125% 4/21/26	75,000	69,890
3.75% 6/1/27	250,000	240,900
4.00% 11/15/20	75,000	76,302
Bed Bath & Beyond 3.749% 8/1/24	50,000	45,496
4.915% 8/1/34	530,000	429,291
Costco Wholesale 2.25% 2/15/22	300,000	291,298
2.30% 5/18/22	250,000	242,934
3.00% 5/18/27	250,000	238,940
Darden Restaurants 4.55% 2/15/48	35,000	32,633
Dollar General 3.25% 4/15/23	200,000	196,742

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Dollar General (continued)
3.875% 4/15/27	100,000	$95,664
4.125% 5/1/28	70,000	68,772
4.15% 11/1/25	75,000	75,161
Dollar Tree 3.70% 5/15/23	155,000	153,778
4.00% 5/15/25	350,000	342,564
4.20% 5/15/28	165,000	159,587
Home Depot 1.80% 6/5/20	176,000	172,883
2.00% 4/1/21	250,000	244,046
2.125% 9/15/26	155,000	138,401
2.70% 4/1/23	150,000	146,536
2.80% 9/14/27	200,000	185,973
3.00% 4/1/26	125,000	119,562
3.35% 9/15/25	265,000	261,088
3.50% 9/15/56	135,000	116,314
3.75% 2/15/24	200,000	204,473
3.90% 6/15/47	200,000	192,060
4.20% 4/1/43	150,000	150,835
4.25% 4/1/46	100,000	100,844
4.40% 4/1/21	100,000	103,628
4.875% 2/15/44	96,000	105,469
5.40% 9/15/40	100,000	117,922
5.875% 12/16/36	350,000	425,535
5.95% 4/1/41	100,000	123,731
Kohl’s 4.25% 7/17/25	50,000	49,829
5.55% 7/17/45	50,000	48,744
Lowe’s 3.10% 5/3/27	250,000	236,545
3.12% 4/15/22	100,000	99,791
3.375% 9/15/25	120,000	117,615
3.70% 4/15/46	200,000	178,763
3.875% 9/15/23	200,000	205,845
4.05% 5/3/47	147,000	139,394
4.25% 9/15/44	250,000	242,784
4.375% 9/15/45	45,000	44,941
4.625% 4/15/20	150,000	153,403
4.65% 4/15/42	100,000	104,544
Macy’s Retail Holdings 2.875% 2/15/23	100,000	94,166
3.45% 1/15/21	100,000	99,567
3.625% 6/1/24	150,000	145,244
4.375% 9/1/23	90,000	90,382
6.90% 4/1/29	150,000	161,403
McDonald’s 2.20% 5/26/20	150,000	147,955
2.625% 1/15/22	100,000	98,081
2.75% 12/9/20	265,000	263,362
3.25% 6/10/24	300,000	294,785
3.35% 4/1/23	55,000	54,887

LVIP SSGA Bond Index Fund–51

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
McDonald’s (continued)
3.375% 5/26/25	150,000	$147,623
3.50% 3/1/27	150,000	146,847
3.625% 5/20/21	100,000	101,248
3.625% 5/1/43	100,000	87,840
3.70% 1/30/26	285,000	283,425
3.80% 4/1/28	100,000	99,924
4.45% 3/1/47	225,000	222,929
4.60% 5/26/45	94,000	95,125
4.70% 12/9/35	270,000	282,195
4.875% 12/9/45	275,000	289,818
6.30% 3/1/38	50,000	59,957
Nordstrom 4.00% 3/15/27	60,000	57,838
4.75% 5/1/20	100,000	102,280
5.00% 1/15/44	281,000	260,000
O’Reilly Automotive 3.55% 3/15/26	150,000	142,930
3.60% 9/1/27	100,000	94,664
3.80% 9/1/22	100,000	101,207
4.35% 6/1/28	100,000	99,524
4.875% 1/14/21	45,000	46,502
QVC 4.375% 3/15/23	600,000	593,477
Starbucks 2.10% 2/4/21	60,000	58,319
2.20% 11/22/20	40,000	39,132
2.45% 6/15/26	100,000	89,751
2.70% 6/15/22	100,000	97,247
3.10% 3/1/23	150,000	147,220
3.50% 3/1/28	150,000	144,361
3.75% 12/1/47	70,000	61,098
3.85% 10/1/23	100,000	101,154
4.30% 6/15/45	105,000	100,317
Tapestry 3.00% 7/15/22	150,000	145,301
4.125% 7/15/27	150,000	143,305
Target 2.50% 4/15/26	100,000	91,980
2.90% 1/15/22	300,000	299,410
3.625% 4/15/46	490,000	437,641
3.875% 7/15/20	100,000	102,044
3.90% 11/15/47	150,000	138,958
4.00% 7/1/42	150,000	143,163
TJX 2.25% 9/15/26	250,000	223,182
2.50% 5/15/23	100,000	96,411
Walgreen 3.10% 9/15/22	150,000	146,991
Walgreens Boots Alliance 3.45% 6/1/26	45,000	42,014
3.80% 11/18/24	700,000	690,998
4.65% 6/1/46	40,000	36,899
4.80% 11/18/44	500,000	472,503

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail (continued)
Walmart 1.75% 10/9/19	95,000	$94,044
1.90% 12/15/20	150,000	147,013
2.35% 12/15/22	150,000	145,028
2.55% 4/11/23	300,000	289,730
2.65% 12/15/24	1,150,000	1,104,278
2.85% 6/23/20	200,000	200,583
3.125% 6/23/21	300,000	301,616
3.40% 6/26/23	350,000	352,842
3.55% 6/26/25	250,000	251,812
3.625% 12/15/47	70,000	65,338
3.70% 6/26/28	400,000	403,861
3.95% 6/28/38	130,000	130,588
4.05% 6/29/48	200,000	201,918
5.00% 10/25/40	1,000,000	1,142,335

		21,521,332

Savings & Loans–0.00%
People’s United Financial 3.65% 12/6/22	150,000	149,770

		149,770

Semiconductors–0.42%
Analog Devices 2.50% 12/5/21	60,000	58,182
2.85% 3/12/20	40,000	39,820
2.95% 1/12/21	100,000	99,261
3.125% 12/5/23	150,000	145,820
3.50% 12/5/26	150,000	143,320
3.90% 12/15/25	60,000	59,536
5.30% 12/15/45	100,000	106,911
Applied Materials 2.625% 10/1/20	100,000	99,239
3.30% 4/1/27	80,000	77,732
3.90% 10/1/25	70,000	71,486
4.35% 4/1/47	70,000	70,148
5.10% 10/1/35	70,000	76,827
5.85% 6/15/41	350,000	425,012
Broadcom 2.20% 1/15/21	200,000	193,792
2.375% 1/15/20	350,000	345,568
2.65% 1/15/23	200,000	188,546
3.00% 1/15/22	350,000	340,713
3.125% 1/15/25	145,000	134,706
3.50% 1/15/28	400,000	364,974
3.625% 1/15/24	350,000	339,222
3.875% 1/15/27	750,000	710,657
Intel 1.70% 5/19/21	100,000	96,601
2.35% 5/11/22	200,000	194,553
2.45% 7/29/20	480,000	477,067
2.60% 5/19/26	150,000	140,014

LVIP SSGA Bond Index Fund–52

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors (continued)
Intel (continued)
2.70% 12/15/22	150,000	$146,990
2.875% 5/11/24	700,000	678,478
3.30% 10/1/21	254,000	256,573
3.70% 7/29/25	365,000	367,715
3.734% 12/8/47	200,000	188,920
4.00% 12/15/32	250,000	257,029
4.10% 5/19/46	150,000	151,106
4.10% 5/11/47	700,000	699,760
KLA-Tencor 4.65% 11/1/24	300,000	310,457
Lam Research 2.75% 3/15/20	100,000	99,456
2.80% 6/15/21	150,000	147,545
Marvell Technology Group 4.20% 6/22/23	100,000	100,096
4.875% 6/22/28	100,000	99,536
Maxim Integrated Products 3.375% 3/15/23	100,000	98,904
NVIDIA 2.20% 9/16/21	120,000	116,623
3.20% 9/16/26	200,000	193,044
QUALCOMM 1.85% 5/20/19	120,000	119,960
2.10% 5/20/20	90,000	89,951
2.25% 5/20/20	300,000	295,712
2.60% 1/30/23	300,000	287,054
2.90% 5/20/24	200,000	189,142
3.00% 5/20/22	300,000	295,638
3.25% 5/20/27	200,000	186,313
3.45% 5/20/25	300,000	288,962
4.30% 5/20/47	445,000	414,987
4.65% 5/20/35	200,000	202,943
4.80% 5/20/45	200,000	200,456
Texas Instruments 1.65% 8/3/19	100,000	98,791
2.25% 5/1/23	250,000	239,078
2.625% 5/15/24	48,000	45,996
2.75% 3/12/21	75,000	74,788
4.15% 5/15/48	300,000	305,242
Xilinx 2.95% 6/1/24	100,000	95,193
3.00% 3/15/21	200,000	198,311

		12,540,456

Software–0.73%
Activision Blizzard 2.30% 9/15/21	95,000	91,992
2.60% 6/15/22	50,000	48,210
3.40% 9/15/26	100,000	95,128
3.40% 6/15/27	45,000	42,628
4.50% 6/15/47	60,000	58,026

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Adobe Systems 3.25% 2/1/25	95,000	$93,543
4.75% 2/1/20	85,000	87,481
Autodesk 3.125% 6/15/20	100,000	99,773
3.50% 6/15/27	100,000	93,751
4.375% 6/15/25	100,000	100,845
Broadridge Financial Solutions 3.95% 9/1/20	100,000	101,489
CA 3.60% 8/1/20	50,000	50,321
4.70% 3/15/27	100,000	101,145
5.375% 12/1/19	100,000	102,688
Cadence Design Systems 4.375% 10/15/24	75,000	76,065
Citrix Systems 4.50% 12/1/27	100,000	97,093
Electronic Arts 3.70% 3/1/21	100,000	101,002
4.80% 3/1/26	100,000	105,044
Fidelity National Information Services 3.00% 8/15/26	400,000	367,081
3.50% 4/15/23	164,000	162,267
3.625% 10/15/20	235,000	236,606
3.875% 6/5/24	28,000	27,952
4.25% 5/15/28	80,000	79,831
4.50% 10/15/22	40,000	41,308
4.50% 8/15/46	50,000	46,618
4.75% 5/15/48	100,000	96,982
5.00% 10/15/25	56,000	58,967
Fiserv 2.70% 6/1/20	150,000	148,638
3.50% 10/1/22	150,000	147,871
3.85% 6/1/25	150,000	149,618
4.625% 10/1/20	100,000	102,904
Microsoft 1.10% 8/8/19	325,000	319,953
1.55% 8/8/21	500,000	479,669
1.85% 2/6/20	200,000	197,491
2.00% 11/3/20	700,000	689,197
2.00% 8/8/23	250,000	236,156
2.375% 5/1/23	150,000	145,027
2.40% 2/6/22	200,000	195,859
2.40% 8/8/26	850,000	787,144
2.65% 11/3/22	200,000	196,819
2.875% 2/6/24	65,000	63,684
3.00% 10/1/20	300,000	302,070
3.125% 11/3/25	200,000	196,672
3.30% 2/6/27	1,115,000	1,099,140
3.45% 8/8/36	250,000	239,820
3.50% 11/15/42	150,000	140,812
3.625% 12/15/23	300,000	306,537
3.70% 8/8/46	850,000	828,751

LVIP SSGA Bond Index Fund–53

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Microsoft (continued)
3.75% 2/12/45	500,000	$491,261
3.95% 8/8/56	200,000	196,082
4.10% 2/6/37	200,000	208,777
4.20% 11/3/35	200,000	210,687
4.25% 2/6/47	200,000	212,684
4.45% 11/3/45	200,000	215,841
4.50% 10/1/40	100,000	107,966
4.50% 2/6/57	200,000	217,724
4.75% 11/3/55	200,000	228,004
4.875% 12/15/43	800,000	915,683
5.20% 6/1/39	200,000	234,479
5.30% 2/8/41	400,000	477,680
Oracle 1.90% 9/15/21	455,000	433,550
2.25% 10/8/19	300,000	298,487
2.40% 9/15/23	150,000	141,598
2.50% 5/15/22	1,000,000	974,251
2.50% 10/15/22	550,000	533,501
2.625% 2/15/23	70,000	67,842
2.65% 7/15/26	460,000	424,680
2.95% 11/15/24	150,000	144,742
2.95% 5/15/25	500,000	477,768
3.25% 11/15/27	200,000	191,464
3.80% 11/15/37	90,000	85,303
3.85% 7/15/36	150,000	143,938
3.875% 7/15/20	100,000	101,949
3.90% 5/15/35	355,000	344,812
4.00% 7/15/46	150,000	141,886
4.00% 11/15/47	140,000	132,110
4.30% 7/8/34	700,000	714,766
4.375% 5/15/55	800,000	783,629
4.50% 7/8/44	500,000	511,071
5.00% 7/8/19	250,000	255,754
5.375% 7/15/40	400,000	452,135
6.125% 7/8/39	150,000	184,355
6.50% 4/15/38	200,000	255,519
salesforce.com 3.25% 4/11/23	100,000	99,479
3.70% 4/11/28	100,000	99,406
VMware 2.30% 8/21/20	90,000	88,157
2.95% 8/21/22	105,000	100,857
3.90% 8/21/27	85,000	78,635

		21,616,180

Telecommunications–1.21%
America Movil 3.125% 7/16/22	200,000	196,933
4.375% 7/16/42	200,000	195,391
5.00% 10/16/19	500,000	511,712
5.00% 3/30/20	200,000	205,695

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
America Movil (continued)
6.125% 11/15/37	150,000	$174,179
6.125% 3/30/40	250,000	294,223
6.375% 3/1/35	25,000	29,655
AT&T 3.00% 2/15/22	700,000	684,049
3.20% 3/1/22	100,000	98,215
3.40% 5/15/25	550,000	516,534
3.80% 3/1/24	150,000	147,293
3.95% 1/15/25	225,000	220,370
4.10% 2/15/28	2,094,000	2,004,885
4.125% 2/17/26	550,000	538,448
4.25% 3/1/27	500,000	490,234
4.30% 2/15/30	1,286,000	1,216,587
4.35% 6/15/45	532,000	452,342
4.45% 4/1/24	300,000	303,234
4.50% 5/15/35	220,000	204,073
4.50% 3/9/48	693,000	599,709
4.75% 5/15/46	665,000	596,205
4.80% 6/15/44	987,000	898,755
5.15% 3/15/42	150,000	142,556
5.15% 11/15/46	516,000	487,874
5.25% 3/1/37	150,000	147,967
5.35% 9/1/40	338,000	330,929
5.45% 3/1/47	300,000	295,531
5.55% 8/15/41	40,000	39,944
5.70% 3/1/57	150,000	149,807
5.875% 10/1/19	40,000	41,374
6.00% 8/15/40	200,000	209,181
6.35% 3/15/40	50,000	54,355
Bell Canada 4.464% 4/1/48	100,000	98,119
British Telecommunications 9.625% 12/15/30	350,000	501,062
Cisco Systems 1.85% 9/20/21	600,000	573,069
2.20% 2/28/21	150,000	147,221
2.45% 6/15/20	100,000	99,404
2.50% 9/20/26	300,000	278,197
2.60% 2/28/23	150,000	145,997
2.90% 3/4/21	615,000	613,269
2.95% 2/28/26	150,000	144,278
3.00% 6/15/22	60,000	59,793
3.50% 6/15/25	45,000	45,462
3.625% 3/4/24	100,000	101,202
4.45% 1/15/20	300,000	307,669
5.50% 1/15/40	200,000	238,309
5.90% 2/15/39	300,000	371,879
Deutsche Telekom International Finance 6.00% 7/8/19	250,000	257,615
8.75% 6/15/30	460,000	610,827
Juniper Networks 4.60% 3/15/21	100,000	101,706

LVIP SSGA Bond Index Fund–54

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Juniper Networks (continued)
5.95% 3/15/41	100,000	$102,826
Koninklijke KPN 8.375% 10/1/30	100,000	131,241
Motorola Solutions 3.50% 3/1/23	100,000	96,962
4.00% 9/1/24	250,000	242,753
4.60% 2/23/28	100,000	99,649
Orange 1.625% 11/3/19	150,000	147,264
4.125% 9/14/21	100,000	102,265
5.375% 1/13/42	100,000	108,933
9.00% 3/1/31	800,000	1,100,095
Rogers Communications 2.90% 11/15/26	200,000	185,212
3.00% 3/15/23	125,000	122,163
3.625% 12/15/25	65,000	63,662
4.10% 10/1/23	300,000	307,185
4.30% 2/15/48	40,000	38,322
4.50% 3/15/43	100,000	98,415
5.00% 3/15/44	100,000	104,234
7.50% 8/15/38	25,000	33,797
Telefonica Emisiones 4.665% 3/6/38	150,000	140,745
4.895% 3/6/48	200,000	185,043
5.134% 4/27/20	690,000	712,130
5.213% 3/8/47	300,000	290,228
5.462% 2/16/21	140,000	146,608
5.877% 7/15/19	100,000	102,890
7.045% 6/20/36	175,000	210,931
Telefonica Europe 8.25% 9/15/30	200,000	259,165
Telefonos de Mexico 5.50% 11/15/19	100,000	103,082
TELUS 2.80% 2/16/27	100,000	91,758
3.70% 9/15/27	100,000	98,291
4.60% 11/16/48	100,000	98,169
Verizon Communications 2.625% 8/15/26	230,000	204,500
3.50% 11/1/24	900,000	871,728
3.85% 11/1/42	650,000	544,806
4.125% 3/16/27	200,000	198,287
4.125% 8/15/46	35,000	30,142
4.272% 1/15/36	904,000	836,442
4.329% 9/21/28	2,389,047	2,372,633
4.40% 11/1/34	600,000	561,170
4.50% 8/10/33	170,000	165,070
4.522% 9/15/48	1,324,000	1,211,861
4.672% 3/15/55	1,182,000	1,054,087
4.812% 3/15/39	300,000	291,022
5.012% 4/15/49	1,293,000	1,264,053
5.012% 8/21/54	500,000	472,478
5.25% 3/16/37	600,000	618,041
5.50% 3/16/47	150,000	157,758

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Vodafone Group 2.50% 9/26/22	300,000	$287,234
2.95% 2/19/23	225,000	217,337
3.75% 1/16/24	340,000	337,512
4.125% 5/30/25	75,000	74,826
4.375% 5/30/28	175,000	173,264
4.375% 2/19/43	150,000	135,280
5.00% 5/30/38	95,000	93,971
5.25% 5/30/48	200,000	200,196
6.15% 2/27/37	700,000	771,903
7.875% 2/15/30	100,000	125,388

		35,968,324

Textiles–0.01%
Cintas No. 2 2.90% 4/1/22	100,000	97,878
3.70% 4/1/27	100,000	98,271

		196,149

Toys, Games & Hobbies–0.01%
Hasbro 3.15% 5/15/21	75,000	74,379
3.50% 9/15/27	60,000	55,611
5.10% 5/15/44	65,000	61,793
6.35% 3/15/40	65,000	71,439

		263,222

Transportation–0.51%
Burlington Northern Santa Fe 3.00% 3/15/23	500,000	490,899
3.00% 4/1/25	250,000	239,980
3.05% 3/15/22	150,000	148,611
3.25% 6/15/27	100,000	96,976
3.45% 9/15/21	200,000	201,556
3.65% 9/1/25	100,000	100,400
3.85% 9/1/23	100,000	102,042
3.90% 8/1/46	105,000	99,222
4.05% 6/15/48	190,000	184,186
4.125% 6/15/47	100,000	98,052
4.15% 4/1/45	114,000	111,427
4.40% 3/15/42	100,000	101,525
4.45% 3/15/43	100,000	102,466
4.70% 9/1/45	100,000	105,752
4.95% 9/15/41	100,000	107,672
5.05% 3/1/41	100,000	111,022
5.15% 9/1/43	150,000	166,611
5.75% 5/1/40	200,000	237,448
6.15% 5/1/37	100,000	123,442
Canadian National Railway 2.40% 2/3/20	60,000	59,544
2.75% 3/1/26	50,000	47,190
2.95% 11/21/24	100,000	97,376
3.20% 8/2/46	100,000	86,154

LVIP SSGA Bond Index Fund–55

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Transportation (continued)
Canadian National Railway (continued)
3.65% 2/3/48	100,000	$93,492
6.20% 6/1/36	100,000	125,898
6.25% 8/1/34	100,000	125,286
Canadian Pacific Railway 2.90% 2/1/25	150,000	143,017
4.45% 3/15/23	100,000	104,028
4.80% 9/15/35	65,000	69,821
4.80% 8/1/45	100,000	107,247
6.125% 9/15/2115	65,000	78,471
7.125% 10/15/31	150,000	190,595
CH Robinson Worldwide 4.20% 4/15/28	100,000	98,429
CSX 3.25% 6/1/27	100,000	94,150
3.35% 11/1/25	250,000	241,597
3.70% 10/30/20	275,000	277,988
3.70% 11/1/23	94,000	94,432
3.80% 3/1/28	100,000	97,620
3.80% 11/1/46	150,000	133,461
3.95% 5/1/50	90,000	79,768
4.10% 3/15/44	100,000	93,823
4.25% 11/1/66	100,000	86,862
4.30% 3/1/48	100,000	95,682
4.40% 3/1/43	200,000	194,448
4.65% 3/1/68	100,000	94,672
5.50% 4/15/41	200,000	223,043
6.15% 5/1/37	120,000	144,476
6.22% 4/30/40	100,000	120,991
FedEx 2.625% 8/1/22	55,000	53,484
3.20% 2/1/25	200,000	193,696
3.25% 4/1/26	150,000	143,871
3.30% 3/15/27	100,000	95,008
3.40% 2/15/28	100,000	95,358
3.875% 8/1/42	100,000	89,837
4.00% 1/15/24	120,000	122,538
4.05% 2/15/48	100,000	90,196
4.10% 4/15/43	100,000	91,524
4.10% 2/1/45	200,000	180,926
4.40% 1/15/47	100,000	95,058
4.55% 4/1/46	150,000	146,118
4.75% 11/15/45	350,000	349,882
4.90% 1/15/34	60,000	63,365
Kansas City Southern 4.30% 5/15/43	100,000	93,362
4.70% 5/1/48	100,000	97,262
4.95% 8/15/45	100,000	100,916
Kirby 4.20% 3/1/28	100,000	98,740
Norfolk Southern 2.90% 6/15/26	165,000	154,221
2.903% 2/15/23	121,000	118,407
3.00% 4/1/22	118,000	116,779

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern (continued)
3.15% 6/1/27	50,000	$46,945
3.25% 12/1/21	100,000	99,870
3.85% 1/15/24	150,000	151,812
3.942% 11/1/47	80,000	74,480
4.05% 8/15/52	132,000	120,914
4.15% 2/28/48	100,000	96,597
4.45% 6/15/45	100,000	100,967
4.65% 1/15/46	100,000	102,656
4.837% 10/1/41	111,000	116,368
Ryder System 2.25% 9/1/21	120,000	115,980
2.45% 9/3/19	250,000	248,480
2.80% 3/1/22	60,000	58,532
2.875% 9/1/20	50,000	49,477
3.40% 3/1/23	100,000	98,860
3.45% 11/15/21	25,000	24,985
Union Pacific 2.75% 3/1/26	250,000	232,941
3.20% 6/8/21	100,000	100,379
3.25% 1/15/25	495,000	482,034
3.25% 8/15/25	50,000	48,672
3.35% 8/15/46	150,000	126,033
3.375% 2/1/35	200,000	179,392
3.50% 6/8/23	150,000	150,272
3.60% 9/15/37	40,000	36,818
3.646% 2/15/24	185,000	185,532
3.75% 7/15/25	100,000	100,072
3.799% 10/1/51	332,000	293,820
3.875% 2/1/55	94,000	82,607
3.95% 9/10/28	115,000	115,785
4.00% 2/1/21	65,000	66,273
4.00% 4/15/47	100,000	94,659
4.05% 11/15/45	50,000	47,643
4.10% 9/15/67	65,000	57,307
4.163% 7/15/22	190,000	196,221
4.375% 9/10/38	75,000	76,088
4.375% 11/15/65	30,000	28,063
4.50% 9/10/48	90,000	91,865
4.80% 9/10/58	150,000	155,832
United Parcel Service 2.35% 5/16/22	250,000	242,688
2.40% 11/15/26	150,000	136,921
2.45% 10/1/22	125,000	121,194
3.125% 1/15/21	350,000	351,869
3.40% 11/15/46	150,000	132,538
3.625% 10/1/42	75,000	69,827
3.75% 11/15/47	150,000	138,473
4.875% 11/15/40	55,000	60,791
6.20% 1/15/38	255,000	320,184

		15,049,114

LVIP SSGA Bond Index Fund–56

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trucking & Leasing–0.01%
GATX 2.60% 3/30/20	100,000	$98,826
3.25% 9/15/26	50,000	46,246
3.85% 3/30/27	50,000	48,002
4.55% 11/7/28	100,000	99,468
5.20% 3/15/44	50,000	52,096

		344,638

Water–0.03%
American Water Capital 2.95% 9/1/27	180,000	169,766
3.75% 9/1/47	250,000	231,413
3.85% 3/1/24	250,000	253,460
4.00% 12/1/46	50,000	48,792
4.30% 12/1/42	100,000	102,450

		805,881

Total Corporate Bonds (Cost $787,898,881)		780,803,063

MUNICIPAL BONDS–0.64%
American Municipal Power, Ohio Taxable Build America Bonds Series B 6.449% 2/15/44	50,000	65,585
Series B 7.834% 2/15/41	55,000	82,965
Series B 8.084% 2/15/50	800,000	1,299,072
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds Series F-2 6.263% 4/1/49	200,000	278,674
Series S1 6.918% 4/1/40	100,000	138,123
Series S1 7.043% 4/1/50	100,000	146,681
California State Department of Water Resources Power Supply Revenue Series P 2.00% 5/1/22	100,000	96,111
California State Taxable Build America Bonds 7.30% 10/1/39	1,100,000	1,562,088
7.60% 11/1/40	80,000	120,627
7.625% 3/1/40	85,000	125,662
7.95% 3/1/36	100,000	107,902
California State Taxable General Obligation Bonds 2.80% 4/1/21	65,000	64,879
3.375% 4/1/25	75,000	74,835
3.50% 4/1/28	100,000	99,866
4.50% 4/1/33	100,000	104,461
4.60% 4/1/38	60,000	62,948
California State University Systemwide-Taxable Series B 3.899% 11/1/47	50,000	50,339
California State Various Purposes Taxable Build America Bonds 6.20% 10/1/19	100,000	104,531
7.50% 4/1/34	325,000	457,402
7.55% 4/1/39	600,000	886,962

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Central Puget Sound Regional Transit Authority, Washington Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	$61,622
Chicago, Illinios Taxable Build America Bonds Series B 7.375% 1/1/33	100,000	111,373
Series B 7.75% 1/1/42	100,000	108,447
Chicago, Illinois Transit Authority Sales & Transfer Tax Receipts Revenue (Taxable Pension Funding) Series A 6.899% 12/1/40	100,000	130,389
(Taxable Retiree Health) Series B 6.899% 12/1/40	40,000	52,156
City of Houston, Texas Pension Obiligation Bonds Taxable Series 2017 3.961% 3/1/47	100,000	99,693
Clark County, Nevada Airport Revenue Taxable Build America Bonds Series B 6.881% 7/1/42	50,000	52,025
Series C 6.82% 7/1/45	75,000	109,584
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 4.91% 5/1/29	100,000	111,920
Series E 4.20% 12/1/21	100,000	103,205
Series E 5.456% 12/1/39	100,000	120,077
Connecticut State Taxable Build America Bonds Series A 5.85% 3/15/32	100,000	115,589
Series D 5.09% 10/1/30	200,000	214,884
Dallas Area, Texas Rapid Transit Sales Tax Revenue Taxable Build America Bonds 5.999% 12/1/44	200,000	260,110
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF-GTD)	100,000	108,340
East Bay, California Municipal Utility District Water System Revenue Taxable Build America Bonds Surbordinate Series 5.874% 6/1/40	100,000	127,107
Greater Chicago, Illinois Metropolitan Water Reclaimation District (Direct Payment) Taxable Build America Bonds 5.72% 12/1/38	150,000	186,108
Illinois State Taxable Pension 4.95% 6/1/23	100,000	101,806
5.10% 6/1/33	800,000	758,352
Kansas Development Finance Authority Series H 4.927% 4/15/45	100,000	109,900
Los Angeles, California Community College District Taxable Build America Bonds 6.75% 8/1/49	100,000	146,043
Los Angeles, California County Public Works Financing Authority 7.618% 8/1/40	100,000	147,688

LVIP SSGA Bond Index Fund–57

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	$417,438
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Taxable Build America Bonds Series B 4.053% 7/1/26	10,000	10,303
Series B 6.731% 7/1/43	50,000	67,587
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds 5.871% 11/15/39	100,000	121,874
6.668% 11/15/39	130,000	173,709
Series E 6.814% 11/15/40	500,000	672,605
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	116,949
Missouri State Health & Educational Facilities Authority Taxable (Washington Univesity) Series A 3.652% 8/15/57	150,000	142,327
Municipal Electric Authority, Georgia Taxable Build America Bonds (Plant Vogtle Units 3 & 4 Project) 6.637% 4/1/57	150,000	190,179
6.655% 4/1/57	125,000	156,859
7.055% 4/1/57	100,000	120,894
New Jersey Economic Development Authority Series A 7.425% 2/15/29 (NATL)	225,000	274,291
^Series B 7.625% 2/15/22 (AGM)	200,000	176,832
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds Series B 6.561% 12/15/40	100,000	124,593
Series C 5.754% 12/15/28	100,000	111,209
Series C 6.104% 12/15/28	200,000	210,250
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	350,000	493,808
Series F 7.414% 1/1/40	90,000	131,207
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds 5.724% 6/15/42	65,000	82,800
5.75% 6/15/41	100,000	126,493
5.952% 6/15/42	100,000	130,448
6.011% 6/15/42	35,000	45,607
New York City, New York Taxable Build America Bonds 5.517% 10/1/37	85,000	101,929
Series A2 5.206% 10/1/31	100,000	114,214

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Taxable Build America Bonds (continued)
Series F-1 6.271% 12/1/37	100,000	$130,563
New York City, New York Transitional Finance Authority Taxable Build America Bonds (Future Tax Secured Revenue)
5.508% 8/1/37	200,000	237,346
5.572% 11/1/38	65,000	77,789
New York State Dormitory Authority Taxable Build America Bonds 5.60% 3/15/40	100,000	122,649
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	58,578
Ohio State University Taxable Build America Bonds Series A 3.798% 12/1/46	100,000	99,291
Series C 4.91% 6/1/40	100,000	114,926
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL)	250,000	282,417
Oregon State Department of Transportation Highway User Tax Revenue (Direct Payment) Taxable Build America Bonds Series A Sub-Lien 5.834% 11/15/34	75,000	92,617
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidy) Series A 5.00% 9/15/27	100,000	108,754
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds Series B 5.511% 12/1/45	150,000	185,035
Port Authority of New York & New Jersey Consolidated Series 165th 5.647% 11/1/40	250,000	310,475
Series 168th 4.926% 10/1/51	350,000	411,817
Series 174th 4.458% 10/1/62	250,000	266,537
Series 181st 4.96% 8/1/46	155,000	183,763
Series 192nd 4.81% 10/15/65	250,000	282,377
Rutgers State University of New Jersey Taxable Build America Bonds 5.665% 5/1/40	155,000	184,929
Sales Tax Securitization Bonds, Illinois Series 2018B 3.82% 1/1/48	100,000	96,295
Salt River Project, Arizona Agricultural Improvement & Power District Electric Taxable Build America Bonds 4.839% 1/1/41	60,000	69,117

LVIP SSGA Bond Index Fund–58

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
San Antonio, Texas Electric & Gas Systems Revenue Taxable Build America Bonds 4.427% 2/1/42	250,000	$275,935
5.985% 2/1/39	50,000	65,649
San Diego County, California Regional Transportation Commission Taxable Build America Bond 5.911% 4/1/48	100,000	133,762
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	132,355
South Carolina State Public Service Authority Taxable Obligations Series D 2.388% 12/1/23	150,000	139,902
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	126,639
Texas State Transportation Commission State Highway Fund RevenueTaxable Build America (1st Tier-Direct Payment) Series B 5.178% 4/1/30	200,000	228,630
University of California General Taxable Series AD 4.858% 5/15/2112	250,000	266,195
Series AQ 4.767% 5/15/2115	250,000	260,735
Series AX 3.063% 7/1/25	100,000	97,436
University of California Regents Medical Center Pooled Revenue Build America Bonds Series H 6.548% 5/15/48	100,000	134,835
University of Texas Board of Regents System Permanent Fund Taxable Build America Bonds Series 2017A 3.376% 7/1/47	40,000	37,173
University of Texas University Revenues Taxable Financing System Series C 4.794% 8/15/46	90,000	102,205
Series A 3.354% 8/15/47	100,000	92,276
University of Virginia Taxable Series C 4.179% 9/1/2117	50,000	50,126
Utah State Taxable Build America Bonds Series B 3.539% 7/1/25	100,000	101,520
Series D 4.554% 7/1/24	60,000	63,142

Total Municipal Bonds (Cost $16,616,442)		19,204,326

NON-AGENCY ASSET-BACKED SECURITIES–0.55%
Ally Auto Receivables Trust Series 2018-1 A3 2.35% 6/15/22	250,000	247,799
Ally Master Owner Trust Series 2018-1 A2 2.70% 1/17/23	150,000	148,522
Series 2018-2 A 3.29% 5/15/23	100,000	100,236
American Express Credit Account Master Trust Series 2017-1 A 1.93% 9/15/22	1,900,000	1,871,982

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust Series 2017-4 A3 2.04% 7/18/22	665,000	$655,744
BA Credit Card Trust Series 2017-A1 A1 1.95% 8/15/22	350,000	344,645
Series 2018-A2 A2 3.00% 9/15/23	500,000	500,077
Capital One Multi-Asset Execution Trust Series 2015-A2 A2 2.08% 3/15/23	1,600,000	1,576,068
CarMax Auto Owner Trust Series 2017-4 A3 2.11% 10/17/22	550,000	541,646
Series 2017-4 C 2.70% 10/16/23	125,000	122,518
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,093,741
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	948,195
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	990,989
Series 2017-A3 A3 1.92% 4/7/22	500,000	491,534
Discover Card Execution Note Trust Series 2017-A6 A6 1.88% 2/15/23	250,000	244,786
Ford Credit Auto Owner Trust Series 2017-A A3 1.67% 6/15/21	700,000	691,951
Ford Credit Floorplan Master Owner Trust Series 2017-2 A1 2.16% 9/15/22	250,000	245,139
Series 2017-3 A 2.48% 9/15/24	550,000	535,809
Honda Auto Receivables Owner Trust Series 2016-1 A4 1.38% 4/18/22	1,285,000	1,271,964
Mercedes-Benz Auto Lease Trust Series 2018-A A3 2.41% 2/16/21	150,000	149,021
Nissan Auto Receivables Owner Trust Series 2018-A A3 2.65% 5/16/22	265,000	263,593
Santander Drive Auto Receivables Trust Series 2014-3 D 2.65% 8/17/20	703,846	703,656
Series 2016-3 C 2.46% 3/15/22	1,000,000	993,619
Synchrony Credit Card Master Note Trust Series 2016-2 A 2.21% 5/15/24	600,000	584,542
Toyota Auto Receivables Owner Trust Series 2017-B A3 1.76% 7/15/21	700,000	691,258
World Omni Auto Receivables Trust Series 2018-A A3 2.50% 4/17/23	300,000	296,802

Total Non-Agency Asset-Backed Securities (Cost $16,471,917)		16,305,836

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.16%
BANK Series 2017-BNK7 A2 3.061% 9/15/60	500,000	494,960
Series 2017-BNK7 A4 3.175% 9/15/60	500,000	481,865
BENCHMARK Mortgage Trust Series 2018-B2 A5 3.882% 2/15/51	195,000	197,251
CD Mortgage Trust Series 2017-CD3 A4 3.631% 2/10/50	400,000	398,305
Series 2017-CD6 A5 3.456% 11/13/50	380,000	371,341

LVIP SSGA Bond Index Fund–59

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	1,250,000	$1,236,393
Series 2013-GC11 AS 3.422% 4/10/46	770,000	755,544
Series 2013-GC15 A3 4.095% 9/10/46	800,000	824,737
•Series 2015-GC33 B 4.722% 9/10/58	500,000	515,854
COMM Mortgage Trust Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	986,407
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,398,506
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,520,807
Series 2015-CR26 A3 3.359% 10/10/48	1,000,000	980,344
Series 2015-LC21 A4 3.708% 7/10/48	1,000,000	1,001,687
◆Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	558,217
CSAIL Commercial Mortgage Trust Series 2015-C3 A4 3.718% 8/15/48	1,000,000	1,003,592
•Series 2017-CX10 A5 3.458% 11/15/50	500,000	486,073
GS Mortgage Securities Trust Series 2013-GC12 A3 2.86% 6/10/46	1,500,000	1,467,962
Series 2015-GC28 A5 3.396% 2/10/48	1,500,000	1,482,411
JPM-BB Commercial Mortgage Securities Trust •Series 2013-C14 AS 4.409% 8/15/46	1,475,000	1,521,116
Series 2016-C1 A5 3.576% 3/15/49	2,000,000	1,987,599
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C10 ASB 2.702% 12/15/47	897,753	888,983
Series 2016-JP2 B 3.46% 8/15/49	1,163,000	1,111,584
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 A4 3.102% 5/15/46	725,000	713,824
Series 2015-C24 A4 3.732% 5/15/48	1,250,000	1,256,311
Series 2015-C25 ASB 3.383% 10/15/48	800,000	797,586
Morgan Stanley Capital I Series 2017-HR2 A4 3.587% 12/15/50	500,000	492,135
Morgan Stanley Capital I Trust Series 2015-MS1 A3 3.51% 5/15/48	500,000	496,951
UBS Commercial Mortgage Trust Series 2017-C4 A4 3.563% 10/15/50	580,000	569,734
Series 2017-C7 A4 3.679% 12/15/50	350,000	346,241
Series 2018-C8 A4 3.983% 2/15/51	200,000	202,653
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,005,911
Wells Fargo Commercial Mortgage Trust •Series 2013-LC12 B 4.423% 7/15/46	400,000	404,612
Series 2015-C30 A3 3.411% 9/15/58	500,000	494,736
Series 2015-C30 A4 3.664% 9/15/58	1,000,000	1,002,713
Series 2015-LC20 A2 2.678% 4/15/50	600,000	596,642
Series 2015-P2 A4 3.809% 12/15/48	665,000	672,194
Series 2016-C34 A2 2.603% 6/15/49	600,000	589,660
Series 2017-C41 A4 3.472% 11/15/50	350,000	341,989
WFRBS Commercial Mortgage Trust Series 2012-C9 A3 2.87% 11/15/45	934,711	918,111

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust (continued)
•Series 2013-C15 C 4.628% 8/15/46	1,000,000	$993,992
Series 2014-C22 A5 3.752% 9/15/57	1,000,000	1,012,960

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $35,698,116)		34,580,493

ΔREGIONAL BONDS–0.26%
Canada–0.26%
Province of Alberta Canada 2.20% 7/26/22	500,000	483,084
3.30% 3/15/28	400,000	399,760
Province of British Columbia Canada 2.00% 10/23/22	150,000	144,239
6.50% 1/15/26	100,000	120,370
7.25% 9/1/36	100,000	152,622
Province of Manitoba Canada 2.10% 9/6/22	63,000	60,548
Province of New Brunswick Canada 3.625% 2/24/28	150,000	152,664
Province of Ontario Canada 1.65% 9/27/19	100,000	98,813
1.875% 5/21/20	500,000	491,396
2.20% 10/3/22	500,000	481,747
2.40% 2/8/22	750,000	733,247
2.45% 6/29/22	150,000	146,354
2.55% 2/12/21	1,050,000	1,039,926
4.00% 10/7/19	200,000	203,243
4.40% 4/14/20	400,000	411,203
Province of Quebec Canada 2.50% 4/20/26	1,000,000	952,040
2.625% 2/13/23	350,000	343,172
2.75% 4/12/27	300,000	289,025
3.50% 7/29/20	300,000	304,310
7.50% 7/15/23	200,000	238,941
7.50% 9/15/29	175,000	240,292
Province of Saskatchewan Canada 8.50% 7/15/22	100,000	119,257

		7,606,253

Japan–0.00%
Japan Finance Organization for Municipalities 4.00% 1/13/21	100,000	102,124

		102,124

Total Regional Bonds (Cost $7,752,058)		7,708,377

ΔSOVEREIGN BONDS–1.34%
Canada–0.08%
Canada Government International Bond 2.00% 11/15/22	290,000	280,457

LVIP SSGA Bond Index Fund–60

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Canada (continued)
Export Development Canada 1.50% 5/26/21	200,000	$192,720
1.75% 7/21/20	1,000,000	981,760
2.50% 1/24/23	800,000	786,581

		2,241,518

Chile–0.04%
Chile Government International Bonds 2.25% 10/30/22	100,000	95,450
3.125% 1/21/26	826,000	792,547
3.24% 2/6/28	350,000	334,950

		1,222,947

Colombia–0.10%
Colombia Government International Bonds 2.625% 3/15/23	700,000	665,613
3.875% 4/25/27	350,000	338,887
4.00% 2/26/24	250,000	250,063
5.00% 6/15/45	500,000	493,125
6.125% 1/18/41	200,000	224,500
7.375% 9/18/37	500,000	625,000
8.125% 5/21/24	250,000	300,937

		2,898,125

Hungary–0.10%
Hungary Government International Bonds 5.375% 3/25/24	700,000	744,862
6.375% 3/29/21	1,150,000	1,230,555
7.625% 3/29/41	700,000	958,976

		2,934,393

Indonesia–0.02%
Indonesia Government International Bond 4.10% 4/24/28	750,000	725,659

		725,659

Iraq–0.02%
Iraq Government AID Bond 2.149% 1/18/22	695,000	683,698

		683,698

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	227,419
Israel Government International Bonds 2.875% 3/16/26	200,000	190,338
3.15% 6/30/23	200,000	198,127
3.25% 1/17/28	200,000	193,546
4.00% 6/30/22	150,000	154,261
4.50% 1/30/43	200,000	202,724

		1,166,415

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy–0.04%
Republic of Italy Government International Bonds 5.375% 6/15/33	800,000	$877,533
6.875% 9/27/23	350,000	389,183

		1,266,716

Japan–0.14%
Japan Bank for International Cooperation
1.875% 4/20/21	300,000	291,196
2.00% 11/4/21	200,000	193,176
2.125% 6/1/20	200,000	196,944
2.125% 7/21/20	200,000	196,658
2.125% 11/16/20	200,000	196,145
2.25% 11/4/26	200,000	185,424
2.375% 7/21/22	300,000	291,404
2.375% 11/16/22	200,000	193,543
2.375% 4/20/26	300,000	283,129
2.50% 6/1/22	200,000	195,109
2.50% 5/28/25	700,000	668,618
2.75% 11/16/27	200,000	192,014
2.875% 6/1/27	350,000	339,728
2.875% 7/21/27	200,000	194,053
3.375% 7/31/23	200,000	201,812
Japan International Cooperation Agency
2.125% 10/20/26	200,000	183,419
3.375% 6/12/28	200,000	200,884

		4,203,256

Mexico–0.24%
Mexico Government International Bonds
3.50% 1/21/21	420,000	420,546
3.60% 1/30/25	1,400,000	1,355,200
3.625% 3/15/22	868,000	870,682
3.75% 1/11/28	200,000	189,350
4.00% 10/2/23	550,000	552,681
4.125% 1/21/26	285,000	283,076
4.15% 3/28/27	370,000	365,190
4.35% 1/15/47	200,000	179,200
4.60% 2/10/48	200,000	184,200
4.75% 3/8/44	1,000,000	930,389
5.75% 10/12/2110	800,000	789,600
6.05% 1/11/40	475,000	524,875
6.75% 9/27/34	500,000	588,125

		7,233,114

Panama–0.07%
Panama Government International Bonds
3.875% 3/17/28	300,000	295,500
4.50% 4/16/50	200,000	192,750
5.20% 1/30/20	800,000	829,000
6.70% 1/26/36	200,000	246,000
7.125% 1/29/26	100,000	120,136
8.875% 9/30/27	100,000	134,750

LVIP SSGA Bond Index Fund–61

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bonds (continued)
9.375% 4/1/29	100,000	$140,500

		1,958,636

Peru–0.05%
Peruvian Government International Bonds 4.125% 8/25/27	350,000	358,750
5.625% 11/18/50	100,000	116,375
6.55% 3/14/37	500,000	626,250
7.35% 7/21/25	100,000	122,250
8.75% 11/21/33	200,000	294,000

		1,517,625

Philippines–0.11%
Philippine Government International Bonds 3.00% 2/1/28	200,000	184,911
3.70% 2/2/42	200,000	184,418
3.95% 1/20/40	500,000	479,163
5.00% 1/13/37	500,000	535,227
7.75% 1/14/31	1,000,000	1,317,960
9.50% 2/2/30	300,000	438,373

		3,140,052

Poland–0.06%
Republic of Poland Government International Bonds 3.00% 3/17/23	250,000	244,603
3.25% 4/6/26	400,000	386,833
5.00% 3/23/22	500,000	527,980
5.125% 4/21/21	700,000	735,952

		1,895,368

Republic of Korea–0.11%
Export-Import Bank of Korea 2.125% 1/25/20	200,000	196,686
2.375% 8/12/19	800,000	795,022
2.625% 5/26/26	300,000	275,109
2.75% 1/25/22	200,000	194,802
2.875% 1/21/25	500,000	471,891
3.25% 11/10/25	200,000	191,837
4.00% 1/29/21	100,000	101,332
5.00% 4/11/22	250,000	262,203
5.125% 6/29/20	100,000	103,500
Korea International Bonds 2.75% 1/19/27	500,000	471,607
3.875% 9/11/23	200,000	204,670

		3,268,659

Sweden–0.03%
Svensk Exportkredit 1.875% 6/23/20	400,000	393,061
2.875% 3/14/23	500,000	497,623

		890,684

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Ukraine–0.03%
Ukraine Government AID Bond 1.847% 5/29/20	753,000	$744,916

		744,916

Uruguay–0.06%
Uruguay Government International Bonds 4.375% 10/27/27	300,000	304,687
5.10% 6/18/50	1,000,000	986,750
7.625% 3/21/36	250,000	324,313
8.00% 11/18/22	200,000	226,650

		1,842,400

Total Sovereign Bonds (Cost $40,514,666)		39,834,181

SUPRANATIONAL BANKS–1.59%
African Development Bank 1.125% 9/20/19	400,000	393,166
1.875% 3/16/20	500,000	493,492
2.125% 11/16/22	350,000	338,721
Asian Development Bank 1.00% 8/16/19	100,000	98,321
1.375% 3/23/20	200,000	195,764
1.625% 3/16/21	400,000	388,236
1.75% 1/10/20	1,000,000	987,399
1.75% 8/14/26	100,000	91,148
1.875% 2/18/22	600,000	580,126
2.00% 4/24/26	600,000	559,001
2.375% 8/10/27	250,000	237,769
2.50% 11/2/27	2,000,000	1,920,225
2.625% 1/12/27	1,000,000	971,549
2.75% 3/17/23	725,000	720,784
Corp Andina de Fomento 2.20% 7/18/20	300,000	294,585
4.375% 6/15/22	250,000	259,247
Council of Europe Development Bank 1.75% 11/14/19	400,000	395,541
1.875% 1/27/20	450,000	444,755
2.625% 2/13/23	90,000	88,867
European Bank for Reconstruction & Development 0.875% 7/22/19	100,000	98,295
1.50% 3/16/20	250,000	245,314
1.875% 2/23/22	400,000	386,400
2.00% 2/1/21	1,000,000	980,350
2.75% 4/26/21	250,000	249,615
2.75% 3/7/23	700,000	695,738
European Investment Bank 1.125% 8/15/19	200,000	196,941
1.25% 12/16/19	1,000,000	980,789
1.625% 3/16/20	1,500,000	1,474,711
1.625% 6/15/21	600,000	579,915
2.00% 3/15/21	800,000	783,531

LVIP SSGA Bond Index Fund–62

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
2.25% 8/15/22	1,000,000	$974,368
2.375% 5/13/21	500,000	494,273
2.375% 6/15/22	1,000,000	981,115
2.50% 4/15/21	1,500,000	1,486,849
2.50% 3/15/23	955,000	937,372
2.875% 9/15/20	350,000	351,202
3.25% 1/29/24	1,400,000	1,418,433
4.00% 2/16/21	400,000	411,521
4.875% 2/15/36	700,000	866,104
FMS Wertmanagement 1.375% 6/8/21	500,000	479,940
2.00% 8/1/22	800,000	772,897
2.75% 3/6/23	250,000	248,132
Inter-American Development Bank 1.25% 9/14/21	700,000	666,797
1.375% 7/15/20	1,250,000	1,219,613
1.625% 5/12/20	600,000	589,998
1.875% 3/15/21	500,000	488,890
2.00% 6/2/26	250,000	232,839
2.125% 11/9/20	400,000	394,755
2.50% 1/18/23	2,500,000	2,463,075
2.625% 4/19/21	310,000	308,636
3.00% 10/4/23	500,000	502,216
3.00% 2/21/24	400,000	400,313
3.20% 8/7/42	100,000	99,835
3.875% 2/14/20	200,000	204,030
3.875% 10/28/41	100,000	111,237
4.375% 1/24/44	56,000	67,110
International Bank for Reconstruction & Development 0.875% 8/15/19	1,000,000	982,202
1.125% 11/27/19	1,000,000	980,323
1.25% 7/26/19	500,000	493,643
1.375% 3/30/20	500,000	489,521
1.375% 5/24/21	300,000	288,725
1.375% 9/20/21	300,000	286,994
1.625% 3/9/21	1,000,000	971,509
1.625% 2/10/22	600,000	574,956
1.875% 10/7/19	700,000	694,207
1.875% 4/21/20	1,000,000	986,830
2.125% 11/1/20	1,000,000	987,629
2.125% 12/13/21	500,000	488,423
2.125% 2/13/23	100,000	96,897
2.50% 11/25/24	900,000	876,991
2.50% 7/29/25	1,200,000	1,164,962
2.50% 11/22/27	350,000	335,476
4.75% 2/15/35	50,000	61,137
7.625% 1/19/23	100,000	119,966
International Finance 1.125% 7/20/21	200,000	190,272
1.625% 7/16/20	700,000	685,661
1.75% 9/16/19	400,000	396,382

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Finance (continued)
1.75% 3/30/20	500,000	$492,562
2.25% 1/25/21	300,000	296,551
Nordic Investment Bank 1.625% 11/20/20	200,000	194,934
2.25% 2/1/21	200,000	197,541
2.25% 9/30/21	200,000	196,511
2.50% 4/28/20	400,000	398,863

Total Supranational Banks (Cost $48,039,054)		47,231,513

U.S. TREASURY OBLIGATIONS–37.35%
U.S. Treasury Bonds 2.25% 8/15/46	5,000,000	4,306,448
2.50% 2/15/45	12,900,000	11,764,951
2.50% 2/15/46	6,350,000	5,774,903
2.50% 5/15/46	7,200,000	6,542,722
2.75% 8/15/42	2,600,000	2,502,805
2.75% 11/15/42	3,500,000	3,367,930
2.75% 8/15/47	4,200,000	4,008,867
2.75% 11/15/47	7,500,000	7,158,252
2.875% 5/15/43	13,500,000	13,268,497
2.875% 8/15/45	1,200,000	1,176,328
3.00% 5/15/42	2,850,000	2,868,202
3.00% 11/15/45	8,100,000	8,130,533
3.00% 2/15/47	9,700,000	9,737,133
3.00% 5/15/47	5,700,000	5,718,035
3.00% 2/15/48	5,000,000	5,017,871
3.125% 11/15/41	4,000,000	4,111,719
3.125% 2/15/42	3,050,000	3,134,888
3.125% 2/15/43	9,000,000	9,242,051
3.125% 8/15/44	21,000,000	21,568,476
3.125% 5/15/48	4,000,000	4,111,797
3.50% 2/15/39	2,650,000	2,887,982
3.625% 8/15/43	5,000,000	5,574,610
3.625% 2/15/44	3,000,000	3,347,519
3.75% 8/15/41	3,850,000	4,360,351
3.875% 8/15/40	3,750,000	4,316,748
4.25% 11/15/40	4,000,000	4,851,641
4.375% 5/15/40	2,500,000	3,077,051
4.375% 5/15/41	2,750,000	3,398,184
4.50% 8/15/39	3,350,000	4,178,405
4.625% 2/15/40	4,100,000	5,205,318
4.75% 2/15/41	3,750,000	4,861,817
5.00% 5/15/37	1,000,000	1,306,016
5.25% 11/15/28	500,000	606,787
5.375% 2/15/31	500,000	631,934
5.50% 8/15/28	500,000	615,615
6.125% 8/15/29	300,000	392,789
U.S. Treasury Notes 1.00% 11/30/19	28,500,000	27,926,104
1.125% 4/30/20	17,000,000	16,579,316
1.125% 6/30/21	7,000,000	6,698,672

LVIP SSGA Bond Index Fund–63

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.125% 8/31/21	12,000,000	$11,450,156
1.25% 8/31/19	24,500,000	24,175,566
1.25% 3/31/21	10,000,000	9,642,773
1.375% 9/30/19	17,000,000	16,780,860
1.375% 1/15/20	4,000,000	3,933,203
1.375% 2/29/20	10,000,000	9,816,797
1.375% 3/31/20	18,000,000	17,652,305
1.375% 8/31/20	15,000,000	14,629,688
1.375% 1/31/21	14,000,000	13,574,805
1.375% 6/30/23	9,400,000	8,805,523
1.50% 5/31/20	7,000,000	6,866,016
1.50% 8/15/20	7,000,000	6,849,063
1.50% 2/28/23	12,000,000	11,362,031
1.50% 3/31/23	4,500,000	4,256,543
1.50% 8/15/26	11,000,000	9,934,810
1.625% 8/31/19	11,000,000	10,901,602
1.625% 3/15/20	1,500,000	1,477,940
1.625% 11/30/20	11,000,000	10,754,863
1.625% 8/31/22	9,000,000	8,620,488
1.625% 11/15/22	16,750,000	16,003,447
1.625% 5/31/23	16,000,000	15,192,813
1.625% 10/31/23	18,000,000	16,994,531
1.625% 2/15/26	11,000,000	10,093,575
1.625% 5/15/26	6,500,000	5,946,865
1.75% 11/30/19	9,000,000	8,910,527
1.75% 11/15/20	11,500,000	11,282,129
1.75% 12/31/20	8,000,000	7,839,062
1.75% 5/15/22	9,000,000	8,690,801
1.75% 5/15/23	25,000,000	23,889,160
1.875% 12/15/20	8,000,000	7,866,562
1.875% 2/28/22	4,000,000	3,889,062
1.875% 3/31/22	15,000,000	14,571,387
2.00% 1/31/20	6,000,000	5,955,586
2.00% 9/30/20	14,000,000	13,828,282
2.00% 8/31/21	5,000,000	4,903,125
2.00% 11/15/21	4,700,000	4,601,961
2.00% 2/15/22	8,000,000	7,816,406
2.00% 2/15/23	14,150,000	13,711,129
2.00% 4/30/24	8,000,000	7,664,375
2.00% 5/31/24	10,000,000	9,572,656
2.00% 2/15/25	11,000,000	10,463,750
2.00% 11/15/26	5,000,000	4,686,621
2.125% 8/31/20	19,000,000	18,829,669
2.125% 8/15/21	7,500,000	7,385,303
2.125% 12/31/22	3,000,000	2,925,059
2.125% 11/30/23	22,000,000	21,298,750
2.125% 2/29/24	12,000,000	11,593,126
2.125% 9/30/24	7,000,000	6,730,254
2.125% 11/30/24	9,000,000	8,643,164
2.25% 2/29/20	3,000,000	2,988,047
2.25% 2/15/21	15,000,000	14,869,337
2.25% 3/31/21	7,700,000	7,627,211

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.25% 4/30/21	10,000,000	$9,901,758
2.25% 12/31/24	10,000,000	9,672,266
2.25% 11/15/25	15,000,000	14,429,004
2.25% 2/15/27	16,000,000	15,270,938
2.25% 8/15/27	15,000,000	14,279,004
2.25% 11/15/27	11,500,000	10,933,760
2.375% 4/30/20	30,000,000	29,926,173
2.375% 3/15/21	20,000,000	19,881,250
2.375% 8/15/24	35,000,000	34,173,535
2.375% 5/15/27	9,500,000	9,150,059
2.50% 5/31/20	20,000,000	19,992,578
2.50% 6/30/20	3,000,000	2,998,418
2.50% 8/15/23	18,250,000	18,038,629
2.625% 8/15/20	6,000,000	6,008,555
2.625% 11/15/20	6,500,000	6,507,110
2.625% 3/31/25	10,000,000	9,887,305
2.75% 11/15/23	5,000,000	4,999,024
2.75% 2/15/24	26,000,000	25,970,547
2.75% 2/28/25	5,000,000	4,982,910
2.75% 6/30/25	5,000,000	4,979,297
2.75% 2/15/28	9,000,000	8,924,590
2.875% 5/15/28	5,000,000	5,010,645
3.125% 5/15/21	3,500,000	3,549,082
3.375% 11/15/19	6,500,000	6,579,092
3.50% 5/15/20	4,000,000	4,070,938
3.625% 8/15/19	5,500,000	5,573,691
3.625% 2/15/20	6,000,000	6,106,758
3.625% 2/15/21	9,000,000	9,231,680
6.00% 2/15/26	750,000	913,564
6.125% 11/15/27	800,000	1,014,812
6.25% 8/15/23	1,600,000	1,867,719
6.625% 2/15/27	750,000	967,705
6.75% 8/15/26	500,000	642,773
6.875% 8/15/25	1,000,000	1,262,363
7.125% 2/15/23	1,000,000	1,190,234
7.25% 8/15/22	500,000	588,750
7.50% 11/15/24	500,000	637,285
7.625% 11/15/22	500,000	600,967
7.625% 2/15/25	500,000	645,176
7.875% 2/15/21	750,000	849,990
8.00% 11/15/21	1,700,000	1,991,922
8.125% 8/15/19	750,000	796,963
8.125% 5/15/21	500,000	575,742
8.125% 8/15/21	700,000	814,789
8.50% 2/15/20	150,000	164,323
8.75% 5/15/20	900,000	1,003,184
8.75% 8/15/20	800,000	901,766

Total U.S. Treasury Obligations (Cost $1,125,434,515)		1,111,536,654

LVIP SSGA Bond Index Fund–64

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	33,223,207	$33,223,207

Total Money Market Fund (Cost $33,223,207)		33,223,207

TOTAL VALUE OF SECURITIES–100.49% (Cost $3,030,672,900)	2,990,888,936
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.49%)	(14,684,245)

NET ASSETS APPLICABLE TO 269,942,862 SHARES OUTSTANDING–100.00%	$2,976,204,691

NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,977,760,197 / 179,324,053 Shares)	$11.029

NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($998,444,494 / 90,618,809 Shares)	$11.018

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$2,985,161,226
Undistributed net investment income	38,443,769
Accumulated net realized loss on investments	(7,616,340)
Net unrealized depreciation of investments	(39,783,964)

TOTAL NET ASSETS	$2,976,204,691

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

f	Step coupon bond. Stated rate in effect at June 30, 2018 through maturity date.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

«

Includes $47,218,511 payable for securities purchased, $1,736,604 payable for fund shares redeemed, $952,480 due to manager and affiliates and $127,516 other accrued expenses payable as of June 30, 2018.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ß	Considered an affiliated company. See Note 2 in Notes to Financial Statements.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP SSGA Bond Index Fund–65

LVIP SSGA Bond Index Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

AGM–Insured by Assured Guaranty Municipal Corporation

AID–Agency for International Development

GNMA–Government National Mortgage Association

GS–Goldman Sachs

N.A.–National Association

NATL–Insured by the National Public Finance Guarantee Corporation

PSF-GTD–Permanent School Fund Guaranteed

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–66

LVIP SSGA Bond Index Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest from unaffiliated investments	$40,995,521
Interest from affiliated investments	1,630
Dividends	306,140

41,303,291

EXPENSES:
Management fees	5,996,691
Distribution fees-Service Class	1,265,407
Shareholder servicing fees	434,760
Accounting and administration expenses	362,593
Pricing fees	97,312
Reports and statements to shareholders	87,209
Professional fees	55,194
Trustees’ fees and expenses	44,785
Custodian fees	21,730
Consulting fees	1,774
Other	16,176

8,383,631

Less:
Management fees waived	(1,877,071)
Expenses paid indirectly	(9,249)

Total operating expenses	6,497,311

NET INVESTMENT INCOME	34,805,980

NET REALIZED AND UNREALIZED (LOSS):
Net realized loss from:
Sale of unaffiliated investments	(3,156,236)

Net realized loss on investments	(3,156,236)

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(17,930)
Unaffiliated investments	(88,716,297)

Net change in unrealized appreciation (depreciation)	(88,734,227)

NET REALIZED AND UNREALIZED LOSS	(91,890,463)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,084,483)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$34,805,980	$65,276,707
Net realized gain (loss)	(3,156,236)	5,227,830
Net change in unrealized appreciation (depreciation)	(88,734,227)	20,837,955

Net increase (decrease) in net assets resulting from operations	(57,084,483)	91,342,492

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(49,288,232)
Service Class	—	(22,981,071)

	—	(72,269,303)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	153,323,224	346,655,149
Service Class	50,545,811	116,683,034
Reinvestment of dividends and distributions:
Standard Class	—	49,288,232
Service Class	—	22,981,071

	203,869,035	535,607,486

Cost of shares redeemed:
Standard Class	(169,923,901)	(300,386,491)
Service Class	(78,809,841)	(124,916,231)

	(248,733,742)	(425,302,722)

Increase (decrease) in net assets derived from capital share transactions	(44,864,707)	110,304,764

NET INCREASE (DECREASE) IN NET ASSETS	(101,949,190)	129,377,953
NET ASSETS:
Beginning of period	3,078,153,881	2,948,775,928

End of period	$2,976,204,691	$3,078,153,881

Undistributed net investment income	$38,443,769	$3,637,789

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–67

LVIP SSGA Bond Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$11.231	$11.156	$11.163	$11.425	$11.012	$11.571

Income (loss) from investment operations:
Net investment income[2]	0.132	0.258	0.249	0.246	0.248	0.227
Net realized and unrealized gain (loss)	(0.334)	0.097	0.005	(0.217)	0.385	(0.524)

Total from investment operations	(0.202)	0.355	0.254	0.029	0.633	(0.297)

Less dividends and distributions from:
Net investment income	—	(0.280)	(0.261)	(0.291)	(0.214)	(0.225)
Net realized gain	—	—	—	—	(0.006)	(0.037)

Total dividends and distributions	—	(0.280)	(0.261)	(0.291)	(0.220)	(0.262)

Net asset value, end of period	$11.029	$11.231	$11.156	$11.163	$11.425	$11.012

Total return[3]	(1.80% )	3.18%	2.28%	0.25%	5.75%	(2.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,977,760	$2,031,198	$1,923,620	$1,796,385	$1,434,764	$1,255,800
Ratio of expenses to average net assets	0.35%	0.34%	0.32%	0.33%	0.33%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.46%	0.44%	0.45%	0.45%	0.49%
Ratio of net investment income to average net assets	2.40%	2.27%	2.16%	2.15%	2.18%	2.00%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.28%	2.15%	2.04%	2.03%	2.06%	1.89%
Portfolio turnover	25%	49%	56%	76%	63%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–68

LVIP SSGA Bond Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$11.234	$11.160	$11.165	$11.427	$11.015	$11.574

Income (loss) from investment operations:
Net investment income[2]	0.118	0.229	0.220	0.218	0.219	0.199
Net realized and unrealized gain (loss)	(0.334)	0.097	0.007	(0.218)	0.385	(0.524)

Total from investment operations	(0.216)	0.326	0.227	—	0.604	(0.325)

Less dividends and distributions from:
Net investment income	—	(0.252)	(0.232)	(0.262)	(0.186)	(0.197)
Net realized gain	—	—	—	—	(0.006)	(0.037)

Total dividends and distributions	—	(0.252)	(0.232)	(0.262)	(0.192)	(0.234)

Net asset value, end of period	$11.018	$11.234	$11.160	$11.165	$11.427	$11.015

Total return[3]	(1.92% )	2.92%	2.04%	0.00%	5.49%	(2.81% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$998,445	$1,046,956	$1,025,156	$979,419	$1,026,096	$1,031,366
Ratio of expenses to average net assets	0.60%	0.59%	0.57%	0.58%	0.58%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.71%	0.69%	0.70%	0.70%	0.74%
Ratio of net investment income to average net assets	2.15%	2.02%	1.91%	1.90%	1.93%	1.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.03%	1.90%	1.79%	1.78%	1.81%	1.64%
Portfolio turnover	25%	49%	56%	76%	63%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund–69

LVIP SSGA Bond Index Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under the policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA) –The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued”, “delayed delivery”, “forward commitment”, or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund

LVIP SSGA Bond Index Fund–70

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

declares and pays dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund’s average daily net assets; 0.122% of the next $1.5 billion; and 0.152% of the Fund’s average daily net assets in excess of $2 billion. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$85,271
Legal	16,988

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Accounting and administration expenses” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $68,272 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$674,224
Distribution fees payable to LFD	205,493
Shareholder servicing fees payable to Lincoln Life	71,056
Printing and mailing fees payble to Lincoln Life	1,707

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP SSGA Bond Index Fund–71

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Principal Amount° 6/30/18	Interest
CORPORATE BOND–0.02%@
Insurance–0.02%@
Lincoln National 4.00% 9/1/23	$522,618	$—	$—	$—	$(17,930)	$504,688	500,000	$1,630

@	As a percentage of Net Assets as of June 30, 2018.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government and agency securities	$113,959,252
Purchases of U.S. government and agency securities	626,342,832
Sales other than U.S. government and agency securities	112,087,277
Sales of U.S. government and agency securities	627,576,624

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$3,030,672,900

Aggregate unrealized appreciation of investments	$30,118,804
Aggregate unrealized depreciation of investments	(69,902,768)

Net unrealized appreciation of investments	$(39,783,964)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$2,704,178	$1,298,306	$4,002,484

In 2017, the Fund utilized $420,115 of capital loss carryforwards.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSGA Bond Index Fund–72

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Agency Commercial Mortgage-Backed Securities	$—	$21,670,248	$21,670,248
Agency Mortgage-Backed Securities	—	832,249,174	832,249,174
Agency Obligations	—	46,541,864	46,541,864
Corporate Bonds	—	780,803,063	780,803,063
Municipal Bonds	—	19,204,326	19,204,326
Non-Agency Asset-Backed Securities	—	16,305,836	16,305,836
Non-Agency Commercial Mortgage-Backed Securities	—	34,580,493	34,580,493
Regional Bonds	—	7,708,377	7,708,377
Sovereign Bonds	—	39,834,181	39,834,181
Supranational Banks	—	47,231,513	47,231,513
U.S. Treasury Obligations	—	1,111,536,654	1,111,536,654
Money Market Fund	33,223,207	—	33,223,207

Total Investments	$33,223,207	$2,957,665,729	$2,990,888,936

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	13,897,947	30,535,478
Service Class	4,582,668	10,304,143
Shares reinvested:
Standard Class	—	4,376,391
Service Class	—	2,039,668

	18,480,615	47,255,680

Shares redeemed:
Standard Class	(15,427,820)	(26,480,190)
Service Class	(7,159,343)	(11,011,395)

	(22,587,163)	(37,491,585)

Net increase (decrease)	(4,106,548)	9,764,095

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

LVIP SSGA Bond Index Fund–73

LVIP SSGA Bond Index Fund

Notes to Financial Statements (continued)

5. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017–08, Receivables–Nonrefundable Fees and Other Costs (Subtopic 310–20), Premium Amortization on Purchased CallableDebt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Bond Index Fund–74

LVIP SSGA Funds

LVIP SSGA Developed International 150 Fund

LVIP SSGA Emerging Markets 100 Fund

LVIP SSGA Large Cap 100 Fund

LVIP SSGA Small-Mid Cap 200 Fund

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2018

LVIP SSGA Funds

The Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and may also sell its shares to unaffiliated companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Funds do not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

LVIP SSGA Developed International 150 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$951.90	0.40%	$1.94
Service Class Shares	1,000.00	950.70	0.65%	3.14
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.81	0.40%	$2.01
Service Class Shares	1,000.00	1,021.57	0.65%	3.26

LVIP SSGA Emerging Markets 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$921.20	0.44%	$2.10
Service Class Shares	1,000.00	920.00	0.69%	3.28
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.61	0.44%	$2.21
Service Class Shares	1,000.00	1,021.37	0.69%	3.46

LVIP SSGA Large Cap 100 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$982.60	0.37%	$1.82
Service Class Shares	1,000.00	981.40	0.62%	3.05
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.96	0.37%	$1.86
Service Class Shares	1,000.00	1,021.72	0.62%	3.11

LVIP SSGA Funds–1

LVIP SSGA Funds

Disclosure

OF FUND EXPENSES (unaudited) (continued)

LVIP SSGA Small-Mid Cap 200 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*
Actual
Standard Class Shares	$1,000.00	$1,055.40	0.40%	$2.04
Service Class Shares	1,000.00	1,054.10	0.65%	3.31
Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.81	0.40%	$2.01
Service Class Shares	1,000.00	1,021.57	0.65%	3.26

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Funds–2

LVIP SSGA Developed International 150 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets
Common Stock	97.89%
Australia	8.09%
Belgium	1.28%
Canada	3.73%
Finland	1.38%
France	9.42%
Germany	3.73%
Hong Kong	2.00%
Italy	1.79%
Japan	37.92%
Netherlands	2.55%
Norway	0.68%
Portugal	0.74%
Singapore	1.82%
Spain	2.88%
Sweden	2.46%
Switzerland	2.44%
United Kingdom	14.98%
Preferred Stock	0.55%
Right	0.02%
Money Market Fund	0.34%
Total Value of Securities	98.80%
Receivables and Other Assets Net of Liabilities	1.20%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	0.73%
Air Freight & Logistics	0.61%
Airlines	1.13%
Auto Components	1.97%
Automobiles	5.41%
Banks	7.15%
Building Products	1.86%
Capital Markets	0.57%
Chemicals	3.75%
Commercial Services & Supplies	0.65%
Communications Equipment	0.70%
Construction & Engineering	3.24%
Construction Materials	0.61%
Diversified Financial Services	1.24%
Diversified Telecommunication Services	1.75%
Electric Utilities	2.89%
Electronic Equipment, Instruments & Components	2.93%

Sector	Percentage of Net Assets
Equity Real Estate Investment Trusts	5.37%
Food & Staples Retailing	4.35%
Food Products	1.97%
Health Care Providers & Services	1.44%
Household Durables	2.57%
Independent Power & Renewable Electricity Producers	0.67%
Industrial Conglomerates	2.61%
Insurance	7.07%
IT Services	0.70%
Machinery	1.69%
Media	2.26%
Metals & Mining	4.77%
Multiline Retail	0.70%
Multi-Utilities	1.38%
Oil, Gas & Consumable Fuels	4.67%
Paper & Forest Products	0.67%
Pharmaceuticals	5.19%
Professional Services	0.57%
Real Estate Management & Development	0.71%
Road & Rail	0.72%
Specialty Retail	0.63%
Technology Hardware, Storage & Peripherals	3.16%
Tobacco	2.07%
Trading Companies & Distributors	4.08%
Transportation Infrastructure	0.65%
Wireless Telecommunication Services	0.60%
Total	98.46%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
J Sainsbury	0.89%
Cenovus Energy	0.87%
SES FDR	0.83%
Enbridge	0.81%
Shimizu	0.81%
Ingenico Group	0.79%
Kansai Electric Power	0.79%
JXTG Holdings	0.78%
TDK	0.78%
BHP Billiton (London Stock Exchange)	0.78%
Total	8.13%

LVIP SSGA Funds–3

LVIP SSGA Emerging Markets 100 Fund

Security Type/Country and Sector Allocations and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets
Common Stock	96.59%
Brazil	2.45%
Chile	0.89%
Czech Republic	1.05%
Hong Kong	26.36%
Hungary	0.97%
India	1.26%
Indonesia	0.96%
Mexico	2.14%
Republic of Korea	27.53%
Russia	5.19%
South Africa	4.96%
Taiwan	17.57%
Thailand	1.73%
Turkey	1.48%
United Arab Emirates	2.05%
Preferred Stock	1.79%
Money Market Fund	0.54%
Total Value of Securities	98.92%
Receivables and Other Assets Net of Liabilities	1.08%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Auto Components	1.80%
Automobiles	4.33%
Banks	16.76%
Beverages	1.08%
Capital Markets	2.83%
Chemicals	5.80%
Construction & Engineering	3.09%
Diversified Consumer Services	0.63%
Diversified Telecommunication Services	1.97%
Electric Utilities	3.20%
Electronic Equipment, Instruments & Components	4.39%
Equity Real Estate Investment Trusts	1.93%

Sector	Percentage of Net Assets
Food & Staples Retailing	1.85%
Food Products	4.28%
Gas Utilities	1.00%
Health Care Providers & Services	1.94%
Hotels, Restaurants & Leisure	1.01%
Independent Power & Renewable Electricity Producers	2.14%
Industrial Conglomerates	3.12%
Insurance	1.86%
Metals & Mining	5.35%
Multiline Retail	0.84%
Oil, Gas & Consumable Fuels	7.15%
Personal Products	1.15%
Pharmaceuticals	2.94%
Real Estate Management & Development	2.87%
Semiconductors & Semiconductor Equipment	1.16%
Technology Hardware, Storage & Peripherals	5.95%
Textiles, Apparel & Luxury Goods	0.96%
Tobacco	1.14%
Transportation Infrastructure	0.97%
Wireless Telecommunication Services	2.89%
Total	98.38%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Lupin	1.26%
China Railway Group Class H	1.20%
Uni-President Enterprises	1.18%
Sasol	1.18%
United Microelectronics	1.16%
Far Eastern New Century	1.16%
Hyosung	1.15%
China Petroleum & Chemical Class H	1.15%
Woori Bank	1.15%
CJ CheilJedang	1.15%
Total	11.74%

LVIP SSGA Funds–4

LVIP SSGA Large Cap 100 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.33%
Aerospace & Defense	0.99%
Airlines	0.89%
Automobiles	2.11%
Banks	4.80%
Biotechnology	2.01%
Building Products	0.95%
Capital Markets	1.69%
Chemicals	2.93%
Communications Equipment	2.09%
Consumer Finance	1.95%
Containers & Packaging	0.91%
Electric Utilities	4.13%
Electrical Equipment	0.93%
Electronic Equipment, Instruments & Components	0.96%
Energy Equipment & Services	0.21%
Equity Real Estate Investment Trusts	5.65%
Food Products	3.05%
Health Care Equipment & Supplies	2.10%
Health Care Providers & Services	8.02%
Hotels, Restaurants & Leisure	1.73%
Household Durables	3.72%
Household Products	1.00%
Industrial Conglomerates	1.01%
Insurance	4.49%
IT Services	3.64%
Machinery	4.41%
Media	2.97%
Metals & Mining	1.02%
Mortgage Real Estate Investment Trusts	0.95%
Multiline Retail	3.57%
Oil, Gas & Consumable Fuels	7.01%

Security Type/Sector	Percentage of Net Assets
Pharmaceuticals	1.97%
Professional Services	0.95%
Road & Rail	3.11%
Semiconductors & Semiconductor Equipment	4.65%
Software	3.12%
Technology Hardware, Storage & Peripherals	2.71%
Tobacco	0.93%
Money Market Fund	0.50%
Short-Term Investment	0.03%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Macy’s	1.34%
Andeavor	1.26%
Apache	1.23%
Valero Energy	1.18%
Centene	1.18%
Welltower	1.17%
Ventas	1.15%
Kinder Morgan	1.15%
Kohl’s	1.14%
Host Hotels & Resorts	1.14%
Total	11.94%

IT–Information Technology

LVIP SSGA Funds–5

LVIP SSGA Small-Mid Cap 200 Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.29%
Aerospace & Defense	0.58%
Airlines	0.89%
Auto Components	2.19%
Banks	0.46%
Biotechnology	2.57%
Capital Markets	0.91%
Chemicals	1.66%
Commercial Services & Supplies	1.69%
Communications Equipment	3.11%
Construction & Engineering	0.88%
Consumer Finance	0.46%
Containers & Packaging	0.48%
Diversified Telecommunication Services	0.34%
Electric Utilities	0.96%
Electrical Equipment	1.22%
Electronic Equipment, Instruments & Components	7.02%
Energy Equipment & Services	3.19%
Equity Real Estate Investment Trusts	8.44%
Food & Staples Retailing	2.23%
Food Products	0.56%
Health Care Equipment & Supplies	2.12%
Health Care Providers & Services	6.92%
Household Durables	3.18%
Insurance	1.86%
Internet Software & Services	1.71%
IT Services	0.94%
Life Sciences Tools & Services	1.17%
Machinery	3.94%
Marine	0.60%
Media	0.88%
Metals & Mining	1.42%
Mortgage Real Estate Investment Trusts	11.25%
Multi-Utilities	1.49%
Oil, Gas & Consumable Fuels	2.92%

Security Type/Sector	Percentage of Net Assets
Paper & Forest Products	1.02%
Pharmaceuticals	1.39%
Professional Services	0.85%
Road & Rail	0.45%
Semiconductors & Semiconductor Equipment	1.31%
Specialty Retail	8.06%
Technology Hardware, Storage & Peripherals	0.61%
Thrift & Mortgage Finance	0.86%
Tobacco	0.63%
Trading Companies & Distributors	2.36%
Transportation Infrastructure	0.51%
Money Market Fund	1.42%
Short-Term Investment	0.08%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Meet Group	1.01%
Applied Optoelectronics	0.79%
Cato Class A	0.78%
Noble	0.71%
Blucora	0.70%
Sunrun	0.70%
Ensco Class A	0.69%
Triple-S Management Class B	0.67%
SpartanNash	0.67%
Insight Enterprises	0.65%
Total	7.37%

IT–Information Technology

LVIP SSGA Funds–6

LVIP SSGA Developed International 150 Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.89%
Australia–8.09%
Dexus	931,573	$6,694,177
Fortescue Metals Group	1,838,991	5,974,550
GPT Group	1,839,233	6,887,289
Mirvac Group	3,904,708	6,270,604
QBE Insurance Group	873,474	6,296,077
Scentre Group	2,247,383	7,301,342
Sonic Healthcare	368,432	6,688,303
South32	2,689,507	7,185,234
Stockland	2,132,496	6,265,270
Telstra	2,655,686	5,149,192
Vicinity Centres	3,586,288	6,873,944
Wesfarmers	205,876	7,520,417

		79,106,399

Belgium–1.28%
Solvay Class A	47,876	6,046,622
UCB	82,421	6,481,559

		12,528,181

Canada–3.73%
Cenovus Energy	816,900	8,481,866
Enbridge	222,300	7,947,438
Metro Class A	213,350	7,252,585
Power Corp of Canada	295,250	6,611,767
Power Financial	265,550	6,211,282

		36,504,938

Finland–1.38%
Nokia	1,192,492	6,865,479
UPM-Kymmene	184,062	6,581,696

		13,447,175

France–9.42%
AXA	252,408	6,194,425
BNP Paribas	90,815	5,640,999
Bouygues	135,288	5,831,386
Carrefour	321,084	5,200,722
Cie de Saint-Gobain	125,911	5,627,177
Credit Agricole	408,643	5,456,934
Engie	405,794	6,222,126
Ingenico Group	85,794	7,714,648
Klepierre	169,622	6,388,227
Peugeot	289,007	6,601,546
Renault	58,388	4,965,950
Sanofi	84,425	6,768,308
SCOR	165,715	6,157,869
SES FDR	445,492	8,162,653
Societe Generale	123,545	5,210,522

		92,143,492

Germany–3.73%
Bayer	60,408	6,655,870
Bayerische Motoren Werke	63,897	5,792,668

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Daimler	81,794	$5,265,964
Deutsche Lufthansa	216,125	5,199,250
Siemens	53,019	7,010,083
Uniper	220,601	6,579,560

		36,503,395

∎Hong Kong–2.00%
CK Hutchison Holdings	546,514	5,795,601
Hongkong Land Holdings	964,800	6,898,320
Jardine Matheson Holdings	108,000	6,814,800
New World Development	62,535	87,997

		19,596,718

Italy–1.79%
Assicurazioni Generali	348,753	5,852,524
Atlantia	214,563	6,344,348
Intesa Sanpaolo	1,822,269	5,291,386

		17,488,258

Japan–37.92%
AGC	168,800	6,578,801
Alfresa Holdings	313,000	7,364,540
Amada Holdings	553,200	5,321,393
Astellas Pharma	444,800	6,785,595
Bridgestone	157,788	6,175,274
Brother Industries	289,800	5,727,159
Canon	182,244	5,976,859
FUJIFILM Holdings	166,600	6,509,611
Fujitsu	1,125,000	6,826,311
Hitachi	914,631	6,456,899
Honda Motor	199,500	5,861,658
Idemitsu Kosan	179,900	6,418,326
ITOCHU	345,617	6,266,776
Japan Airlines	163,800	5,811,375
Japan Tobacco	243,946	6,819,427
JFE Holdings	330,100	6,249,285
JXTG Holdings	1,104,100	7,680,782
Kajima	727,000	5,633,979
Kansai Electric Power	527,500	7,699,408
Kuraray	410,000	5,651,086
Kyocera	122,000	6,883,747
LIXIL Group	300,500	6,014,614
Marubeni	922,016	7,037,851
Mazda Motor	499,700	6,138,211
Mitsubishi	244,600	6,800,152
Mitsubishi Chemical Holdings	708,100	5,931,373
Mitsubishi Gas Chemical	290,000	6,574,538
Mitsubishi Tanabe Pharma	316,721	5,475,356
Mitsubishi UFJ Financial Group	1,010,200	5,758,364
Mitsui & Co.	385,100	6,426,160
Mitsui Chemicals	214,700	5,720,679
Mizuho Financial Group	3,622,200	6,101,615
NEC	224,100	6,153,313

LVIP SSGA Funds–7

LVIP SSGA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NH Foods	160,900	$6,503,432
Nippon Steel & Sumitomo Metal	304,800	5,989,183
Nissan Motor	626,762	6,102,601
Nomura Holdings	1,138,200	5,532,938
NSK	511,500	5,280,626
Obayashi.	610,200	6,354,700
ORIX	378,300	5,986,376
Resona Holdings	1,235,834	6,614,779
Seiko Epson	374,200	6,509,590
Sekisui House	380,555	6,737,008
Seven & i Holdings	159,600	6,964,075
Shimizu	761,000	7,897,656
Sompo Holdings	171,500	6,939,620
Sumitomo	400,100	6,577,085
Sumitomo Chemical	1,186,000	6,727,255
Sumitomo Electric Industries	448,200	6,679,583
Sumitomo Mitsui Financial Group	156,500	6,086,700
Takeda Pharmaceutical	126,200	5,332,282
TDK	74,400	7,606,991
Tohoku Electric Power	499,700	6,106,617
Toppan Printing	813,000	6,373,879
Toyota Industries	114,500	6,422,301
Toyota Motor	105,582	6,837,582
Toyota Tsusho	201,200	6,742,104
West Japan Railway	95,400	7,034,689

		370,770,169

Netherlands–2.55%
ABN AMRO Group CVA	224,893	5,835,640
ING Groep	401,149	5,775,197
Koninklijke Ahold Delhaize	287,749	6,890,362
NN Group	157,161	6,394,276

		24,895,475

Norway–0.68%
Marine Harvest	332,153	6,615,042

		6,615,042

Portugal–0.74%
EDP - Energias de Portugal	1,831,078	7,270,332

		7,270,332

Singapore–1.82%
Keppel	1,123,578	5,896,207
Singapore Telecommunications	2,558,800	5,784,297
Wilmar International	2,736,358	6,145,509

		17,826,013

Spain–2.88%
Banco Bilbao Vizcaya Argentaria	857,409	6,081,788
Enagas	252,266	7,376,690
Iberdrola	933,083	7,217,870

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Repsol	383,309	$7,504,488

		28,180,836

Sweden–2.46%
Investor Class B	151,092	6,155,522
Nordea Bank	625,542	6,025,820
Skanska Class B	329,145	5,982,617
SKF Class B	316,774	5,895,690

		24,059,649

Switzerland–2.44%
Adecco Group	94,060	5,581,102
†LafargeHolcim	121,965	5,958,464
Roche Holding	29,136	6,488,887
Swiss Re	67,359	5,829,210

		23,857,663

United Kingdom–14.98%
Aegon	1,025,915	6,153,254
Anglo American (London Stock Exchange)	283,415	6,339,178
AstraZeneca	98,116	6,802,036
Barratt Developments	894,892	6,087,048
Berkeley Group Holdings	125,107	6,249,412
BHP Billiton (London Stock Exchange)	336,813	7,583,323
British American Tobacco	119,823	6,056,624
BT Group	2,143,253	6,160,600
Centrica	3,487,833	7,256,736
Hammerson	852,440	5,879,290
Imperial Brands	197,882	7,369,788
J Sainsbury	2,064,408	8,751,102
Kingfisher	1,583,565	6,207,032
Legal & General Group	1,848,197	6,488,160
Marks & Spencer Group	1,750,426	6,817,178
Meggitt	1,097,309	7,143,840
Pearson	617,441	7,211,580
Rio Tinto (London Stock Exchange)	131,707	7,302,191
Royal Mail	887,962	5,922,721
Taylor Wimpey	2,545,909	6,010,975
Vodafone Group	2,426,652	5,886,971
WPP	429,015	6,754,677

		146,433,716

Total Common Stock (Cost $939,423,950)		957,227,451

LVIP SSGA Funds–8

LVIP SSGA Developed International 150 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK–0.55%
Germany–0.55%
Porsche Automobil Holding 3.15%	83,659	$5,330,347

Total Preferred Stock (Cost $6,749,721)		5,330,347

ΔRIGHT–0.02%
Spain–0.02%
†Repsol expiration date 7/9/18	383,309	217,592

Total Right (Cost $220,314)		217,592

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	3,357,232	$3,357,232

Total Money Market Fund (Cost $3,357,232)		3,357,232

TOTAL VALUE OF SECURITIES–98.80% (Cost $949,751,217)	966,132,622
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.20%	11,766,841

NET ASSETS APPLICABLE TO 109,398,546 SHARES OUTSTANDING–100.00%	$977,899,463

NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND STANDARD CLASS ($819,914,847 / 91,710,092 Shares)	$8.940

NET ASSET VALUE PER SHARE–LVIP SSGA DEVELOPED INTERNATIONAL 150 FUND SERVICE CLASS ($157,984,616 / 17,688,454 Shares)	$8.932

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$904,883,844

Undistributed net investment income	12,212,279
Accumulated net realized gain on investments	44,880,567
Net unrealized appreciation of investments, foreign currencies and derivatives	15,922,773

TOTAL NET ASSETS	$977,899,463

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«

Includes $675,000 cash collateral and $92,250 variation margin held at broker for futures contracts, $319,428 due to manager and affiliates, $44,826 other accrued expenses payable and $321,948 payable for fund shares redeemed as of June 30, 2018.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
150	E-mini MSCI EAFE Index	$14,665,500	$15,134,688	9/24/18	$(469,188)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

LVIP SSGA Funds–9

LVIP SSGA Developed International 150 Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

MSCI–Morgan Stanley Capital International

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–10

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.59%
Brazil–2.45%
Hypera	751,400	$5,339,239
Kroton Educacional	1,938,900	4,677,473
Vale	642,500	8,185,938

		18,202,650

Chile–0.89%
Cencosud	2,684,995	6,636,517

		6,636,517

Czech Republic–1.05%
CEZ	328,085	7,777,271

		7,777,271

∎Hong Kong–26.36%
Agricultural Bank of China Class H	14,204,000	6,644,320
Bank of China Class H	15,007,100	7,440,810
Bank of Communications Class H	10,068,000	7,712,435
Beijing Enterprises Holdings	1,529,500	7,447,091
CGN Power Class H	31,498,000	8,149,911
China Cinda Asset Management Class H	21,847,809	7,017,498
China CITIC Bank Class H	11,749,000	7,352,859
China Communications Construction Class H	7,808,000	7,543,673
China Construction Bank Class H	7,778,000	7,187,532
China Galaxy Securities Class H	11,827,500	6,075,358
China Merchants Port Holdings	3,556,996	7,226,792
China Minsheng Banking Class H	9,717,600	6,948,574
China Mobile	894,500	7,946,703
China Petroleum & Chemical Class H	9,606,000	8,582,908
China Railway Group Class H	11,832,000	8,927,990
China Resources Power Holdings	4,396,238	7,743,960
China State Construction International Holdings	6,378,000	6,544,165
CITIC	5,745,000	8,098,769
Dongfeng Motor Group Class H	6,570,000	6,950,520
Great Wall Motor Class H	7,420,000	5,674,518
Guangzhou Automobile Group Class H	5,513,200	5,389,804
Guangzhou R&F Properties Class H	3,230,000	6,521,260
Hengan International Group	885,500	8,521,369
Industrial & Commercial Bank of China Class H	9,462,000	7,079,374
Kingboard Chemical Holdings	1,691,500	6,187,678
Shimao Property Holdings	3,088,000	8,108,086
Sinopharm Group Class H	1,752,000	7,045,427

		196,069,384

Hungary–0.97%
Richter Gedeon	393,296	7,182,523

		7,182,523

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
India–1.26%
Lupin	708,770	$9,349,578

		9,349,578

Indonesia–0.96%
Indofood Sukses Makmur	15,457,700	7,173,322

		7,173,322

Mexico–2.14%
Fibra Uno Administracion	5,422,511	7,904,316
Fomento Economico Mexicano	914,800	8,039,637

		15,943,953

Republic of Korea–27.53%
BNK Financial Group	807,299	6,772,764
CJ CheilJedang	27,076	8,563,742
DB Insurance	132,767	7,028,491
E-MART	31,217	7,128,512
GS Holdings	140,201	6,843,369
Hana Financial Group	183,090	7,039,396
Hankook Tire	165,304	6,244,323
Hanwha Chemical	294,685	5,777,360
=Hyosung	71,454	8,591,149
Hyundai Marine & Fire Insurance	224,831	6,798,389
Hyundai Mobis	37,486	7,130,580
Hyundai Motor	57,284	6,450,554
Hyundai Steel	176,545	8,332,227
Industrial Bank of Korea	545,887	7,542,988
Kangwon Land	318,774	7,479,533
KB Financial Group	140,884	6,674,451
Kia Motors	278,994	7,722,714
Korea Electric Power	278,567	7,998,335
KT	213	5,237
KT ADR	614,274	8,157,559
KT&G	88,497	8,496,347
LG	100,912	6,528,268
LG Display	330,608	5,428,557
Lotte Chemical	20,182	6,301,782
POSCO	27,161	8,017,917
Shinhan Financial Group	195,167	7,582,531
SK Innovation	41,691	7,556,377
SK Telecom	38,226	7,991,618
Woori Bank	586,085	8,571,723

		204,756,793

Russia–5.19%
Alrosa	4,837,211	7,702,412
Gazprom ADR	1,623,335	7,144,297
Inter RAO UES	122,645,740	8,006,964
LUKOIL ADR	118,968	8,135,032
Novolipetsk Steel GDR	310,303	7,574,496

		38,563,201

LVIP SSGA Funds–11

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa–4.96%
Exxaro Resources	878,828	$8,053,120
Netcare	3,658,283	7,365,903
Redefine Properties	8,478,560	6,483,696
Sasol	238,918	8,758,324
Woolworths Holdings	1,546,693	6,252,169

		36,913,212

Taiwan–17.57%
Asustek Computer	870,000	7,947,095
AU Optronics	17,261,000	7,303,308
Compal Electronics	11,830,000	7,449,891
Far Eastern New Century	9,069,000	8,596,490
First Financial Holding	11,665,000	7,881,627
Foxconn Technology	2,983,240	7,299,464
Hon Hai Precision Industry	2,604,000	7,106,050
Innolux	18,344,000	6,588,281
Inventec	10,211,000	8,021,170
Lite-On Technology	5,775,000	6,989,439
Mega Financial Holding	9,340,000	8,240,681
Nan Ya Plastics	2,863,000	8,188,451
Pegatron	3,182,000	6,543,825
Pou Chen	6,163,000	7,155,819
Uni-President Enterprises	3,461,000	8,786,310
=United Microelectronics	15,484,000	8,608,288
Yuanta Financial Holding	17,436,000	7,949,240

		130,655,429

Thailand–1.73%
Charoen Pokphand Foods-Foreign	10,018,191	7,317,845
PTT Global Chemical-Foreign	2,542,700	5,525,940

		12,843,785

Turkey–1.48%
Turkcell Iletisim Hizmetleri	2,104,030	5,573,984

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey (continued)
Turkiye Is Bankasi Class C	4,403,309	$5,463,579

		11,037,563

United Arab Emirates–2.05%
Emaar Properties	5,001,183	6,698,833
First Abu Dhabi Bank	2,583,945	8,547,141

		15,245,974

Total Common Stock (Cost $756,719,442)		718,351,155

ΔPREFERRED STOCK–1.79%
Brazil–0.87%
Telefonica Brasil 5.97%	545,800	6,456,797

		6,456,797

Russia–0.92%
Transneft	2,580	6,836,042

		6,836,042

Total Preferred Stock (Cost $16,270,585)		13,292,839

MONEY MARKET FUND–0.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	4,009,559	4,009,559

Total Money Market Fund (Cost $4,009,559)		4,009,559

TOTAL VALUE OF SECURITIES–98.92% (Cost $776,999,586)	735,653,553
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.08%	8,048,013

NET ASSETS APPLICABLE TO 81,459,322 SHARES OUTSTANDING–100.00%	$743,701,566

NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND STANDARD CLASS ($555,349,029 / 60,813,790 Shares)	$9.132

NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS 100 FUND SERVICE CLASS ($188,352,537 / 20,645,532 Shares)	$9.123

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$828,109,174
Undistributed net investment income	9,425,121
Accumulated net realized loss on investments	(51,761,223)
Net unrealized depreciation of investments, foreign currencies and derivatives	(42,071,506)

TOTAL NET ASSETS	$743,701,566

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 4.

LVIP SSGA Funds–12

LVIP SSGA Emerging Markets 100 Fund

Statement of Net Assets (continued)

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

«

Includes $553,800 cash collateral and $109,542 variation margin held at broker for futures contracts, $269,236 due to manager and affiliates, $145,490 other accrued expenses payable and $393,955 payable for fund shares redeemed as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	RUB	(13,592,296)	USD	216,049	7/3/18	$(294)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
213	E-mini MSCI Emerging Markets Index	$11,324,145	$11,962,851	9/24/18	$(638,706)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–BNY Mellon

GDR–Global Depositary Receipt

MSCI–Morgan Stanley Capital International

RUB–Russian Ruble

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–13

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.33%
Aerospace & Defense–0.99%
United Technologies	98,031	$12,256,816

		12,256,816

Airlines–0.89%
Delta Air Lines	222,568	11,026,019

		11,026,019

Automobiles–2.11%
Ford Motor	1,135,881	12,574,203
General Motors	341,354	13,449,348

		26,023,551

Banks–4.80%
Citigroup	176,608	11,818,607
Citizens Financial Group	290,600	11,304,340
Fifth Third Bancorp	386,565	11,094,415
SunTrust Banks	181,844	12,005,341
Wells Fargo & Co.	235,333	13,046,861

		59,269,564

Biotechnology–2.01%
Amgen	70,871	13,082,078
Gilead Sciences	164,655	11,664,160

		24,746,238

Building Products–0.95%
Johnson Controls International	349,400	11,687,430

		11,687,430

Capital Markets–1.69%
Franklin Resources	327,300	10,489,965
Invesco	390,611	10,374,628

		20,864,593

Chemicals–2.93%
Air Products & Chemicals	75,914	11,822,087
Eastman Chemical	116,713	11,666,631
LyondellBasell Industries Class A	114,721	12,602,102

		36,090,820

Communications Equipment–2.09%
Cisco Systems	282,712	12,165,097
Juniper Networks	497,276	13,635,308

		25,800,405

Consumer Finance–1.95%
Ally Financial	462,400	12,147,248
Capital One Financial	129,902	11,937,994

		24,085,242

Containers & Packaging–0.91%
WestRock	196,540	11,206,711

		11,206,711

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities–4.13%
Duke Energy	159,641	$12,624,410
Edison International	193,000	12,211,110
Exelon	318,100	13,551,060
PPL	442,100	12,621,955

		51,008,535

Electrical Equipment–0.93%
Eaton	153,382	11,463,771

		11,463,771

Electronic Equipment, Instruments & Components–0.96%
Corning	431,768	11,877,938

		11,877,938

Energy Equipment & Services–0.21%
†Apergy	61,100	2,550,925

		2,550,925

Equity Real Estate Investment Trusts–5.65%
Host Hotels & Resorts	667,221	14,058,346
Mid-America Apartment Communities	138,107	13,903,232
Realty Income	243,200	13,081,728
Ventas	249,300	14,197,635
Welltower	230,564	14,454,057

		69,694,998

Food Products–3.05%
Archer-Daniels-Midland	285,299	13,075,253
General Mills	271,307	12,008,048
Kraft Heinz	199,800	12,551,436

		37,634,737

Health Care Equipment & Supplies–2.10%
Medtronic	156,832	13,426,387
Zimmer Biomet Holdings	111,629	12,439,936

		25,866,323

Health Care Providers & Services–8.02%
Anthem	55,649	13,246,131
Cardinal Health	194,415	9,493,284
†Centene	118,219	14,565,763
CVS Health	197,205	12,690,142
†Express Scripts Holding	170,998	13,202,756
McKesson	86,389	11,524,293
Quest Diagnostics	120,226	13,217,646
Universal Health Services Class B	98,956	11,027,657

		98,967,672

Hotels, Restaurants & Leisure–1.73%
Carnival	186,270	10,675,134
Royal Caribbean Cruises	102,463	10,615,167

		21,290,301

Household Durables–3.72%
DR Horton	277,002	11,357,082

LVIP SSGA Funds–14

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Lennar Class A	206,615	$10,847,287
Newell Brands	473,187	12,203,493
Whirlpool	78,620	11,496,603

		45,904,465

Household Products–1.00%
Procter & Gamble	158,013	12,334,495

		12,334,495

Industrial Conglomerates–1.01%
General Electric	917,700	12,489,897

		12,489,897

Insurance–4.49%
Aflac	276,642	11,901,139
Allstate	130,100	11,874,227
Principal Financial Group	207,671	10,996,179
Prudential Financial	119,191	11,145,550
Unum Group	255,717	9,458,972

		55,376,067

IT Services–3.64%
Cognizant Technology Solutions Class A	151,300	11,951,187
DXC Technology	118,429	9,546,562
International Business Machines	80,673	11,270,018
Leidos Holdings	184,500	10,885,500
Perspecta	59,214	1,216,848

		44,870,115

Machinery–4.41%
Cummins	77,279	10,278,107
Dover	122,060	8,934,792
Ingersoll-Rand	143,027	12,833,813
PACCAR	190,622	11,810,939
Stanley Black & Decker	79,307	10,532,763

		54,390,414

Media–2.97%
Comcast Class A	361,558	11,862,718
Interpublic Group	544,506	12,763,221
Viacom Class B	397,976	12,002,956

		36,628,895

Metals & Mining–1.02%
Nucor	201,800	12,612,500

		12,612,500

Mortgage Real Estate Investment Trusts–0.95%
Annaly Capital Management	1,143,400	11,765,586

		11,765,586

Multiline Retail–3.57%
Kohl’s	193,500	14,106,150
Macy’s	441,195	16,513,929

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Target	176,761	$13,455,047

		44,075,126

Oil, Gas & Consumable Fuels–7.01%
Andeavor	118,931	15,601,368
Apache	324,100	15,151,675
Chevron	106,163	13,422,188
Exxon Mobil	164,700	13,625,631
Kinder Morgan	799,195	14,121,776
Valero Energy	131,588	14,583,898

		86,506,536

Pharmaceuticals–1.97%
Johnson & Johnson	95,855	11,631,046
Pfizer	347,772	12,617,168

		24,248,214

Professional Services–0.95%
Nielsen Holdings	380,700	11,775,051

		11,775,051

Road & Rail–3.11%
Kansas City Southern	111,029	11,764,633
Norfolk Southern	90,700	13,683,909
Union Pacific	90,872	12,874,745

		38,323,287

Semiconductors & Semiconductor Equipment–4.65%
Intel	243,050	12,082,015
Lam Research	59,263	10,243,609
Marvell Technology Group	558,437	11,972,889
†Micron Technology	221,428	11,611,684
Skyworks Solutions	118,275	11,431,279

		57,341,476

Software–3.12%
CA	360,890	12,865,729
†Dell Technologies Class V	164,000	13,871,120
Oracle	267,747	11,796,933

		38,533,782

Technology Hardware, Storage & Peripherals–2.71%
Apple	72,792	13,474,527
Hewlett Packard Enterprise	680,680	9,944,735
Western Digital	129,875	10,053,624

		33,472,886

Tobacco–0.93%
Altria Group	202,418	11,495,318

		11,495,318

Total Common Stock (Cost $1,114,363,805)		1,225,556,699

LVIP SSGA Funds–15

LVIP SSGA Large Cap 100 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	6,194,785	$6,194,785

Total Money Market Fund (Cost $6,194,785)		6,194,785

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.03%
≠U.S. Treasury Obligation–0.03%
U.S. Treasury Bill
¥ 2.052% 12/6/18	420,000	$416,291

Total Short-Term Investment (Cost $416,194)		416,291

TOTAL VALUE OF SECURITIES–99.86% (Cost $1,120,974,784)	1,232,167,775
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,699,505

NET ASSETS APPLICABLE TO 90,307,569 SHARES OUTSTANDING–100.00%	$1,233,867,280

NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND STANDARD CLASS ($889,798,265 / 65,075,888 Shares)	$13.673

NET ASSET VALUE PER SHARE–LVIP SSGA LARGE CAP 100 FUND SERVICE CLASS ($344,069,015 / 25,231,681 Shares)	$13.636

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$964,689,112
Undistributed net investment income	14,282,254
Accumulated net realized gain on investments	143,898,984
Net unrealized appreciation of investments and derivatives	110,996,930

TOTAL NET ASSETS	$1,233,867,280

†	Non-income producing.

«

Includes $6,510 variation margin due from broker for futures contracts, $411,771 due to manager and affiliates, $31,724 other accrued expenses payable and $494,762 payable for fund shares redeemed as of June 30, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
62	E-mini S&P 500 Index	$8,436,960	$8,633,021	9/22/18	$(196,061)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–16

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.29%
Aerospace & Defense–0.58%
National Presto Industries	18,323	$2,272,052

		2,272,052

Airlines–0.89%
Alaska Air Group	28,300	1,709,037
Hawaiian Holdings	49,200	1,768,740

		3,477,777

Auto Components–2.19%
Adient	30,100	1,480,619
†American Axle & Manufacturing Holdings	118,000	1,836,080
Cooper Tire & Rubber	61,200	1,609,560
Goodyear Tire & Rubber	65,800	1,532,482
Tower International	66,200	2,105,160

		8,563,901

Banks–0.46%
FNB	132,500	1,778,150

		1,778,150

Biotechnology–2.57%
†AMAG Pharmaceuticals	91,100	1,776,450
†BioTime	700,900	1,443,854
†Concert Pharmaceuticals	77,700	1,307,691
†Myriad Genetics	60,300	2,253,411
†PDL BioPharma	598,470	1,400,420
†United Therapeutics	16,300	1,844,345

		10,026,171

Capital Markets–0.91%
GAIN Capital Holdings	263,400	1,988,670
Legg Mason	45,200	1,569,796

		3,558,466

Chemicals–1.66%
Hawkins	54,500	1,926,575
Innophos Holdings	45,000	2,142,000
Tredegar	102,900	2,418,150

		6,486,725

Commercial Services & Supplies–1.69%
Ennis	89,608	1,823,523
LSC Communications	103,228	1,616,550
Quad/Graphics	68,682	1,430,646
Steelcase Class A	127,700	1,723,950

		6,594,669

Communications Equipment–3.11%
ADTRAN	111,900	1,661,715
†Applied Optoelectronics	68,645	3,082,161
Comtech Telecommunications	60,500	1,928,740
†Finisar	106,600	1,918,800
InterDigital	24,100	1,949,690

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Oclaro	180,200	$1,609,186

		12,150,292

Construction & Engineering–0.88%
Argan	46,200	1,891,890
†Tutor Perini	84,400	1,557,180

		3,449,070

Consumer Finance–0.46%
Navient	137,503	1,791,664

		1,791,664

Containers & Packaging–0.48%
Greif Class A	35,200	1,861,728

		1,861,728

Diversified Telecommunication Services–0.34%
Frontier Communications	250,700	1,343,752

		1,343,752

Electric Utilities–0.96%
OGE Energy	55,300	1,947,113
Pinnacle West Capital	22,500	1,812,600

		3,759,713

Electrical Equipment–1.22%
Regal Beloit	24,800	2,028,640
†Sunrun	206,427	2,714,515

		4,743,155

Electronic Equipment, Instruments & Components–7.02%
†Arrow Electronics	23,477	1,767,348
Avnet	42,609	1,827,500
AVX	105,776	1,657,510
Benchmark Electronics	58,191	1,696,268
†Fabrinet	53,900	1,988,371
†Insight Enterprises	51,800	2,534,574
†Kimball Electronics	107,609	1,969,245
PC Connection	70,701	2,347,273
†Sanmina	66,597	1,951,292
†ScanSource	53,189	2,143,517
SYNNEX	15,400	1,486,254
†Tech Data	22,054	1,811,074
†TTM Technologies	113,300	1,997,479
Vishay Intertechnology	95,800	2,222,560

		27,400,265

Energy Equipment & Services–3.19%
†Diamond Offshore Drilling	111,800	2,332,148
Ensco Class A	371,064	2,693,925
†Noble	441,001	2,791,536
†Rowan Class A	143,503	2,327,619
†Transocean	170,726	2,294,557

		12,439,785

LVIP SSGA Funds–17

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts–8.44%
Apple Hospitality REIT	104,100	$1,861,308
Colony Capital	315,800	1,970,592
CorEnergy Infrastructure Trust	47,477	1,785,135
Global Net Lease	106,900	2,183,967
Government Properties Income Trust	134,600	2,133,410
Hersha Hospitality Trust	100,969	2,165,785
Jernigan Capital	98,600	1,879,316
Kimco Realty	125,200	2,127,148
LaSalle Hotel Properties	71,100	2,433,753
Lexington Realty Trust	227,100	1,982,583
MedEquities Realty Trust	173,700	1,914,174
Medical Properties Trust	140,517	1,972,859
Omega Healthcare Investors	67,100	2,080,100
Park Hotels & Resorts	67,300	2,061,399
Sabra Health Care REIT	105,400	2,290,342
Select Income REIT	95,227	2,139,751

		32,981,622

Food & Staples Retailing–2.23%
Ingles Markets Class A	52,400	1,666,320
SpartanNash	102,119	2,606,077
Village Super Market Class A	69,508	2,047,706
Weis Markets	44,900	2,394,966

		8,715,069

Food Products–0.56%
Dean Foods	209,100	2,197,641

		2,197,641

Health Care Equipment & Supplies–2.12%
†AngioDynamics	105,100	2,337,424
†Avanos Medical	38,000	2,175,500
†FONAR	65,500	1,739,025
STERIS	19,400	2,037,194

		8,289,143

Health Care Providers & Services–6.92%
†Acadia Healthcare	44,716	1,829,331
Aceto	240,152	804,509
†Addus HomeCare	38,200	2,186,950
†Civitas Solutions	117,300	1,923,720
†Cross Country Healthcare	157,200	1,768,500
†Envision Healthcare	45,792	2,015,306
†Kindred Healthcare	191,500	1,723,500
†LifePoint Health	36,315	1,772,172
†Magellan Health	16,750	1,607,163
†MEDNAX	31,861	1,378,944
National HealthCare	29,360	2,066,357
Owens & Minor	116,200	1,941,702
Patterson	79,400	1,799,998
†Surgery Partners	107,500	1,601,750
†Triple-S Management Class B	66,919	2,613,856

		27,033,758

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–3.18%
†AV Homes	95,500	$2,043,700
†Beazer Homes USA	109,500	1,615,125
CSS Industries	100,034	1,690,574
Flexsteel Industries	49,600	1,979,040
†M/I Homes	55,800	1,477,584
MDC Holdings	62,581	1,925,617
†Meritage Homes	38,675	1,699,766

		12,431,406

Insurance–1.86%
American National Insurance	15,407	1,842,523
Assured Guaranty	50,199	1,793,610
FBL Financial Group Class A	24,800	1,953,000
Old Republic International	84,078	1,673,993

		7,263,126

Internet Software & Services–1.71%
†Blucora	73,900	2,734,300
†Meet Group	883,920	3,959,962

		6,694,262

IT Services–0.94%
Convergys	78,345	1,914,752
†Sykes Enterprises	60,305	1,735,578

		3,650,330

Life Sciences Tools & Services–1.17%
Luminex	82,938	2,449,159
†Medpace Holdings	49,200	2,115,600

		4,564,759

Machinery–3.94%
American Railcar Industries	46,833	1,848,967
Briggs & Stratton	82,747	1,457,175
EnPro Industries	23,000	1,608,850
Greenbrier	35,395	1,867,086
Hurco	39,000	1,745,250
Miller Industries	70,880	1,810,984
NN	76,500	1,445,850
Timken	39,300	1,711,515
Trinity Industries	55,295	1,894,407

		15,390,084

Marine–0.60%
Matson	61,400	2,356,532

		2,356,532

Media–0.88%
Entercom Communications Class A	187,400	1,414,870
Entravision Communications Class A	402,700	2,013,500

		3,428,370

Metals & Mining–1.42%
Compass Minerals International	29,000	1,906,750

LVIP SSGA Funds–18

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum	21,245	$1,859,787
Schnitzer Steel Industries Class A	53,230	1,793,851

		5,560,388

Mortgage Real Estate Investment Trusts–11.25%
AG Mortgage Investment Trust	101,785	1,912,540
AGNC Investment	93,700	1,741,883
Anworth Mortgage Asset	359,179	1,785,120
Apollo Commercial Real Estate Finance	96,556	1,765,044
Ares Commercial Real Estate	142,229	1,964,182
ARMOUR Residential REIT	78,100	1,781,461
Capstead Mortgage	203,181	1,818,470
Cherry Hill Mortgage Investment	100,800	1,800,288
Chimera Investment	100,503	1,837,195
Dynex Capital	273,000	1,782,690
Exantas Capital	189,300	1,927,074
Great Ajax	132,700	1,735,716
Invesco Mortgage Capital	106,731	1,697,023
MFA Financial	235,885	1,788,008
MTGE Investment	99,101	1,942,380
New Residential Investment	106,333	1,859,764
New York Mortgage Trust	293,306	1,762,769
PennyMac Mortgage Investment Trust	99,011	1,880,219
Redwood Trust	116,973	1,926,545
Starwood Property Trust	83,046	1,802,929
Sutherland Asset Management	120,600	1,959,750
TPG RE Finance Trust	87,900	1,786,128
Two Harbors Investment	114,573	1,810,253
Western Asset Mortgage Capital	181,300	1,889,146

		43,956,577

Multi-Utilities–1.49%
Black Hills	33,700	2,062,777
NorthWestern	34,000	1,946,500
SCANA	46,600	1,795,032

		5,804,309

Oil, Gas & Consumable Fuels–2.92%
†Antero Resources	90,500	1,932,175
†Cloud Peak Energy	542,700	1,894,023
†Midstates Petroleum	133,500	1,816,935
NACCO Industries Class A	46,100	1,555,875
SemGroup Class A	82,300	2,090,420
†Southwestern Energy	397,500	2,106,750

		11,396,178

Paper & Forest Products–1.02%
Domtar	41,846	1,997,728
Schweitzer-Mauduit International	45,768	2,000,977

		3,998,705

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals–1.39%
†Akorn	94,300	$1,564,437
†Lannett	112,039	1,523,730
†Mallinckrodt	125,854	2,348,436

		5,436,603

Professional Services–0.85%
Heidrick & Struggles International	55,900	1,956,500
Kelly Services Class A	60,420	1,356,429

		3,312,929

Road & Rail–0.45%
Ryder System	24,337	1,748,857

		1,748,857

Semiconductors & Semiconductor Equipment–1.31%
†Amkor Technology	168,700	1,449,133
†Ultra Clean Holdings	91,900	1,525,540
†Xcerra	152,300	2,127,631

		5,102,304

Specialty Retail–8.06%
Barnes & Noble	358,400	2,275,840
Bed Bath & Beyond	81,500	1,623,887
Buckle	84,200	2,264,980
Cato Class A	123,500	3,040,570
DSW Class A	81,300	2,099,166
Foot Locker	40,100	2,111,265
GameStop Class A	129,824	1,891,536
Group 1 Automotive	27,400	1,726,200
Haverty Furniture	94,000	2,030,400
Office Depot	868,800	2,215,440
Penske Automotive Group	40,700	1,906,795
Pier 1 Imports	593,500	1,412,530
Signet Jewelers	45,100	2,514,325
Sonic Automotive Class A	95,800	1,973,480
Tile Shop Holdings	310,600	2,391,620

		31,478,034

Technology Hardware, Storage & Peripherals–0.61%
†Super Micro Computer	100,900	2,386,285

		2,386,285

Thrift & Mortgage Finance–0.86%
New York Community Bancorp	133,400	1,472,736
Oritani Financial	116,500	1,887,300

		3,360,036

Tobacco–0.63%
Universal	37,243	2,459,900

		2,459,900

Trading Companies & Distributors–2.36%
Air Lease	41,744	1,751,996
Aircastle	88,590	1,816,095

LVIP SSGA Funds–19

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†CAI International	83,900	$1,949,836
GATX	25,592	1,899,694
Triton International	58,400	1,790,544

		9,208,165

Transportation Infrastructure–0.51%
Macquarie Infrastructure	47,500	2,004,500

		2,004,500

Total Common Stock (Cost $357,347,658)		383,907,207

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	5,564,319	$5,564,319

Total Money Market Fund (Cost $5,564,319)		5,564,319

	Principal Amount°

SHORT-TERM INVESTMENT–0.08%
≠U.S. Treasury Obligation–0.08%
U.S. Treasury Bill
¥ 2.052% 12/6/18	300,000	297,351

Total Short-Term Investment (Cost $297,281)		297,351

TOTAL VALUE OF SECURITIES–99.79% (Cost $363,209,258)	389,768,877
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	813,498

NET ASSETS APPLICABLE TO 27,517,959 SHARES OUTSTANDING–100.00%	$390,582,375

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND STANDARD CLASS ($235,570,352 / 16,581,650 Shares)	$14.207

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-MID CAP 200 FUND SERVICE CLASS ($155,012,023 / 10,936,309 Shares)	$14.174

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$346,420,424
Undistributed net investment income	5,025,345
Accumulated net realized gain on investments	12,711,175
Net unrealized appreciation of investments and derivatives	26,425,431

TOTAL NET ASSETS	$390,582,375

†	Non-income producing.

«

Includes $11,400 variation margin due to broker on futures contracts, $144,017 due to manager and affiliates, $20,013 other accrued expenses payable, $415,126 payable for fund shares redeemed as of June 30, 2018.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSGA Funds–20

LVIP SSGA Small-Mid Cap 200 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
75	E-mini Russell 2000 Index	$6,178,125	$6,299,326	9/24/18	$(121,201)
3	E-mini S&P MidCap 400 Index	586,830	599,817	9/24/18	(12,987)

Total Futures Contracts					$(134,188)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Notes 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–21

LVIP SSGA Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
INVESTMENT INCOME:
Dividends	$25,439,067	$12,041,411	$17,041,011	$6,177,396
Interest	—	—	3,941	4,295
Foreign tax withheld	(2,617,843)	(752,087)	—	(1,028)

	22,821,224	11,289,324	17,044,952	6,180,663

EXPENSES:
Management fees	1,696,229	1,373,839	1,947,997	599,854
Distribution expenses-Service Class	207,920	254,101	442,654	186,788
Shareholder servicing fees	150,126	117,681	183,513	53,192
Accounting and administration expenses	125,393	98,181	153,228	43,996
Professional fees	44,247	37,410	26,673	20,185
Custodian fees	42,184	123,846	7,833	4,568
Trustees’ fees and expenses	15,413	12,072	19,009	5,221
Pricing fees	10,707	7,764	208	318
Reports and statements to shareholders	8,721	32,008	17,246	28,294
Consulting fees	1,188	1,112	1,264	972
Other	7,539	3,847	16,491	3,475

	2,309,667	2,061,861	2,816,116	946,863

Less:
Management fees waived	(39,672)	(32,232)	(53,308)	(16,116)
Expenses paid indirectly	(374)	(243)	(110)	(1,034)

Total operating expenses	2,269,621	2,029,386	2,762,698	929,713

NET INVESTMENT INCOME	20,551,603	9,259,938	14,282,254	5,250,950

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	66,122,497	42,327,123	99,814,450	10,429,949
Foreign currencies	(285,854)	(358,508)	—	—
Foreign currency exchange contracts	38,867	71,193	—	—
Futures contracts	628,302	1,068,348	413,864	385,816

Net realized gain	66,503,812	43,108,156	100,228,314	10,815,765

Net change in unrealized appreciation (depreciation) of:
Investments	(135,183,284)	(113,865,221)	(136,153,139)	5,866,619
Foreign currencies	(112,726)	(140,048)	—	—
Foreign currency exchange contracts	—	(294)	—	—
Futures contracts	(885,334)	(1,380,766)	(300,504)	(218,934)

Net change in unrealized appreciation (depreciation)	(136,181,344)	(115,386,329)	(136,453,643)	5,647,685

NET REALIZED AND UNREALIZED GAIN (LOSS)	(69,677,532)	(72,278,173)	(36,225,329)	16,463,450

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,125,929)	$(63,018,235)	$(21,943,075)	$21,714,400

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–22

LVIP SSGA Funds

Statements of Changes in Net Assets

	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund		LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,551,603	$29,739,105	$9,259,938	$21,238,560	$14,282,254	$32,138,241	$5,250,950	$6,317,412
Net realized gain	66,503,812	52,504,852	43,108,156	47,544,589	100,228,314	179,733,311	10,815,765	34,381,949
Net change in unrealized appreciation (depreciation)	(136,181,344)	126,073,751	(115,386,329)	80,727,357	(136,453,643)	26,067,152	5,647,685	(20,866,342)

Net increase (decrease) in net assets resulting from operations	(49,125,929)	208,317,708	(63,018,235)	149,510,506	(21,943,075)	237,938,704	21,714,400	19,833,019

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(36,052,364)	(612,696)	(15,862,243)	—	(25,636,358)	—	(4,644,849)
Service Class	—	(6,565,497)	(189,313)	(4,871,748)	—	(9,176,331)	—	(3,342,025)
Net realized gain:
Standard Class	—	—	—	—	—	(122,173,917)	—	(15,141,766)
Service Class	—	—	—	—	—	(45,956,553)	—	(12,049,756)

	—	(42,617,861)	(802,009)	(20,733,991)	—	(202,943,159)	—	(35,178,396)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	44,475,346	102,208,398	48,079,891	150,073,891	24,307,009	123,335,488	47,084,471	65,449,531
Service Class	9,879,817	30,107,680	14,240,230	32,450,962	17,895,222	54,861,440	11,662,064	35,562,786
Reinvestment of dividends and distributions:
Standard Class	—	36,052,364	612,696	15,862,243	—	147,810,275	—	19,786,615
Service Class	—	6,565,497	189,313	4,871,748	—	55,132,884	—	15,391,781

	54,355,163	174,933,939	63,122,130	203,258,844	42,202,231	381,140,087	58,746,535	136,190,713

Cost of shares redeemed:
Standard Class	(89,402,478)	(117,139,735)	(66,955,059)	(99,279,642)	(68,220,739)	(435,123,543)	(25,913,149)	(22,424,986)
Service Class	(14,516,212)	(35,887,564)	(17,991,294)	(43,404,151)	(34,878,263)	(70,095,836)	(16,140,153)	(32,385,093)

	(103,918,690)	(153,027,299)	(84,946,353)	(142,683,793)	(103,099,002)	(505,219,379)	(42,053,302)	(54,810,079)

Increase (decrease) in net assets derived from capital share transactions	(49,563,527)	21,906,640	(21,824,223)	60,575,051	(60,896,771)	(124,079,292)	16,693,233	81,380,634

NET INCREASE (DECREASE) IN NET ASSETS	(98,689,456)	187,606,487	(85,644,467)	189,351,566	(82,839,846)	(89,083,747)	38,407,633	66,035,257
NET ASSETS:
Beginning of period	1,076,588,919	888,982,432	829,346,033	639,994,467	1,316,707,126	1,405,790,873	352,174,742	286,139,485

End of period	$977,899,463	$1,076,588,919	$743,701,566	$829,346,033	$1,233,867,280	$1,316,707,126	$390,582,375	$352,174,742

Undistributed (Distributions in excess of) net investment income	$12,212,279	$(8,339,324)	$9,425,121	$967,192	$14,282,254	$—	$5,025,345	$(225,605)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–23

LVIP SSGA Developed International 150 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Developed International 150 Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.392	$7.925	$7.663	$9.077	$9.491	$8.097

Income (loss) from investment operations:
Net investment income[2]	0.187	0.269	0.289	0.278	0.302	0.294
Net realized and unrealized gain (loss)	(0.639)	1.593	0.453	(0.676)	(0.209)	1.344

Total from investment operations	(0.452)	1.862	0.742	(0.398)	0.093	1.638

Less dividends and distributions from:
Net investment income	—	(0.395)	(0.300)	(0.259)	(0.318)	(0.244)
Net realized gain	—	—	(0.180)	(0.757)	(0.189)	—

Total dividends and distributions	—	(0.395)	(0.480)	(1.016)	(0.507)	(0.244)

Net asset value, end of period	$8.940	$9.392	$7.925	$7.663	$9.077	$9.491

Total return[3]	(4.81% )	23.58%	9.73%	(4.30% )	0.91%	20.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$819,915	$905,853	$745,352	$682,486	$748,475	$643,792
Ratio of expenses to average net assets	0.40%	0.39%	0.38%	0.39%	0.38%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.40%	0.39%	0.39%	0.51%	0.83%
Ratio of net investment income to average net assets	4.01%	3.02%	3.77%	3.03%	3.04%	3.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.00%	3.01%	3.76%	3.03%	2.91%	2.95%
Portfolio turnover	47%	55%	63%	57%	53%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–24

LVIP SSGA Developed International 150 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Developed International 150 Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.395	$7.928	$7.668	$9.080	$9.494	$8.101

Income (loss) from investment operations:
Net investment income[2]	0.175	0.247	0.270	0.255	0.277	0.271
Net realized and unrealized gain (loss)	(0.638)	1.593	0.451	(0.674)	(0.209)	1.344

Total from investment operations	(0.463)	1.840	0.721	(0.419)	0.068	1.615

Less dividends and distributions from:
Net investment income	—	(0.373)	(0.281)	(0.236)	(0.293)	(0.222)
Net realized gain	—	—	(0.180)	(0.757)	(0.189)	—

Total dividends and distributions	—	(0.373)	(0.461)	(0.993)	(0.482)	(0.222)

Net asset value, end of period	$8.932	$9.395	$7.928	$7.668	$9.080	$9.494

Total return[3]	(4.93% )	23.25%	9.46%	(4.53% )	0.65%	20.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$157,984	$170,736	$143,630	$143,127	$151,765	$154,865
Ratio of expenses to average net assets	0.65%	0.64%	0.63%	0.64%	0.63%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.65%	0.64%	0.64%	0.76%	1.08%
Ratio of net investment income to average net assets	3.76%	2.77%	3.52%	2.78%	2.79%	3.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.75%	2.76%	3.51%	2.78%	2.66%	2.70%
Portfolio turnover	47%	55%	63%	57%	53%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–25

LVIP SSGA Emerging Markets 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Emerging Markets 100 Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.923	$8.232	$7.325	$9.288	$9.917	$10.447

Income (loss) from investment operations:
Net investment income[2]	0.116	0.284	0.223	0.357	0.322	0.253
Net realized and unrealized gain (loss)	(0.897)	1.669	0.914	(1.940)	(0.658)	(0.553)

Total from investment operations	(0.781)	1.953	1.137	(1.583)	(0.336)	(0.300)

Less dividends and distributions from:
Net investment income	(0.010)	(0.262)	(0.230)	(0.380)	(0.293)	(0.230)

Total dividends and distributions	(0.010)	(0.262)	(0.230)	(0.380)	(0.293)	(0.230)

Net asset value, end of period	$9.132	$9.923	$8.232	$7.325	$9.288	$9.917

Total return[3]	(7.88% )	23.83%	15.44%	(17.04% )	(3.37% )	(2.83% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$555,349	$621,221	$462,296	$421,228	$492,713	$478,730
Ratio of expenses to average net assets	0.44%	0.43%	0.44%	0.46%	0.44%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.45%	0.44%	0.45%	0.46%	0.69%	1.24%
Ratio of net investment income to average net assets	2.35%	2.99%	2.86%	3.99%	3.28%	2.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.34%	2.98%	2.85%	3.99%	3.03%	1.83%
Portfolio turnover	44%	56%	73%	51%	84%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–26

LVIP SSGA Emerging Markets 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Emerging Markets 100 Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.925	$8.235	$7.329	$9.289	$9.917	$10.448

Income (loss) from investment operations:
Net investment income[2]	0.104	0.260	0.204	0.334	0.297	0.229
Net realized and unrealized gain (loss)	(0.897)	1.668	0.913	(1.936)	(0.657)	(0.554)

Total from investment operations	(0.793)	1.928	1.117	(1.602)	(0.360)	(0.325)

Less dividends and distributions from:
Net investment income	(0.009)	(0.238)	(0.211)	(0.358)	(0.268)	(0.206)

Total dividends and distributions	(0.009)	(0.238)	(0.211)	(0.358)	(0.268)	(0.206)

Net asset value, end of period	$9.123	$9.925	$8.235	$7.329	$9.289	$9.917

Total return[3]	(8.00% )	23.51%	15.16%	(17.25% )	(3.61% )	(3.08% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$188,353	$208,125	$177,698	$166,173	$184,408	$191,838
Ratio of expenses to average net assets	0.69%	0.68%	0.69%	0.71%	0.69%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.69%	0.70%	0.71%	0.94%	1.49%
Ratio of net investment income to average net assets	2.10%	2.74%	2.61%	3.74%	3.03%	2.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.09%	2.73%	2.60%	3.74%	2.78%	1.58%
Portfolio turnover	44%	56%	73%	51%	84%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–27

LVIP SSGA Large Cap 100 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Large Cap 100 Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.915	$13.786	$12.878	$15.954	$14.468	$11.492

Income (loss) from investment operations:
Net investment income[2]	0.160	0.343	0.342	0.359	0.365	0.332
Net realized and unrealized gain (loss)	(0.402)	2.188	2.302	(1.141)	2.044	3.736

Total from investment operations	(0.242)	2.531	2.644	(0.782)	2.409	4.068

Less dividends and distributions from:
Net investment income	—	(0.430)	(0.316)	(0.391)	(0.393)	(0.310)
Net realized gain	—	(1.972)	(1.420)	(1.903)	(0.530)	(0.782)

Total dividends and distributions	—	(2.402)	(1.736)	(2.294)	(0.923)	(1.092)

Net asset value, end of period	$13.673	$13.915	$13.786	$12.878	$15.954	$14.468

Total return[3]	(1.74% )	18.76%	21.53%	(4.67% )	16.73%	35.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$889,798	$949,169	$1,081,971	$674,162	$1,031,276	$813,764
Ratio of expenses to average net assets	0.37%	0.36%	0.34%	0.34%	0.34%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.38%	0.37%	0.35%	0.34%	0.41%	0.57%
Ratio of net investment income to average net assets	2.33%	2.33%	2.56%	2.32%	2.37%	2.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.32%	2.32%	2.55%	2.32%	2.30%	2.22%
Portfolio turnover	43%	64%	57%	61%	44%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–28

LVIP SSGA Large Cap 100 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Large Cap 100 Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.895	$13.771	$12.870	$15.944	$14.463	$11.492

Income (loss) from investment operations:
Net investment income[2]	0.143	0.306	0.306	0.318	0.325	0.294
Net realized and unrealized gain (loss)	(0.402)	2.183	2.298	(1.137)	2.041	3.735

Total from investment operations	(0.259)	2.489	2.604	(0.819)	2.366	4.029

Less dividends and distributions from:
Net investment income	—	(0.393)	(0.283)	(0.352)	(0.355)	(0.276)
Net realized gain	—	(1.972)	(1.420)	(1.903)	(0.530)	(0.782)

Total dividends and distributions	—	(2.365)	(1.703)	(2.255)	(0.885)	(1.058)

Net asset value, end of period	$13.636	$13.895	$13.771	$12.870	$15.944	$14.463

Total return[3]	(1.86% )	18.47%	21.22%	(4.91% )	16.44%	35.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$344,069	$367,538	$323,820	$299,856	$339,894	$329,982
Ratio of expenses to average net assets	0.62%	0.61%	0.59%	0.59%	0.59%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.62%	0.60%	0.59%	0.66%	0.82%
Ratio of net investment income to average net assets	2.08%	2.08%	2.31%	2.07%	2.12%	2.18%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.07%	2.07%	2.30%	2.07%	2.05%	1.97%
Portfolio turnover	43%	64%	57%	61%	44%	44%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–29

LVIP SSGA Small-Mid Cap 200 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Small-Mid Cap 200 Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.461	$14.163	$11.701	$14.908	$15.394	$12.629

Income (loss) from investment operations:
Net investment income[2]	0.199	0.309	0.315	0.344	0.432	0.412
Net realized and unrealized gain (loss)	0.547	0.550	3.107	(1.347)	0.204	3.884

Total from investment operations	0.746	0.859	3.422	(1.003)	0.636	4.296

Less dividends and distributions from:
Net investment income	—	(0.367)	(0.281)	(0.330)	(0.516)	(0.398)
Net realized gain	—	(1.194)	(0.679)	(1.874)	(0.606)	(1.133)

Total dividends and distributions	—	(1.561)	(0.960)	(2.204)	(1.122)	(1.531)

Net asset value, end of period	$14.207	$13.461	$14.163	$11.701	$14.908	$15.394

Total return[3]	5.54%	6.33%	30.09%	(6.84% )	4.30%	34.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$235,570	$200,815	$146,614	$107,473	$117,200	$100,958
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.41%	0.41%	0.42%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.41%	0.41%	0.41%	0.52%	0.76%
Ratio of net investment income to average net assets	2.96%	2.17%	2.50%	2.39%	2.83%	2.80%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.95%	2.16%	2.49%	2.39%	2.72%	2.46%
Portfolio turnover	66%	67%	74%	70%	56%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–30

LVIP SSGA Small-Mid Cap 200 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

		LVIP SSGA Small-Mid Cap 200 Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$13.446	$14.150	$11.696	$14.901	$15.388	$12.628

Income (loss) from investment operations:
Net investment income[2]	0.182	0.273	0.283	0.306	0.393	0.373
Net realized and unrealized gain (loss)	0.546	0.548	3.099	(1.343)	0.203	3.881

Total from investment operations	0.728	0.821	3.382	(1.037)	0.596	4.254

Less dividends and distributions from:
Net investment income	—	(0.331)	(0.249)	(0.294)	(0.477)	(0.361)
Net realized gain	—	(1.194)	(0.679)	(1.874)	(0.606)	(1.133)

Total dividends and distributions	—	(1.525)	(0.928)	(2.168)	(1.083)	(1.494)

Net asset value, end of period	$14.174	$13.446	$14.150	$11.696	$14.901	$15.388

Total return[3]	5.41%	6.07%	29.76%	(7.08% )	4.04%	34.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$155,012	$151,360	$139,525	$113,416	$116,053	$115,941
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.66%	0.66%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.66%	0.77%	1.01%
Ratio of net investment income to average net assets	2.71%	1.92%	2.25%	2.14%	2.58%	2.55%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.70%	1.91%	2.24%	2.14%	2.47%	2.21%
Portfolio turnover	66%	67%	74%	70%	56%	55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Funds–31

LVIP SSGA Funds

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are a diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The investment objective of each Fund is to seek to maximize long-term capital appreciation.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds’ federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate that portion of realized gains and losses on foreign equity securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP SSGA Funds–32

LVIP SSGA Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholding not eligible for rebates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Withholding taxes on foreign dividends are recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. For the six months ended June 30, 2018, there were no brokerage commissions for LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, LVIP SSGA Large Cap 100 Fund and LVIP SSGA Small-Mid Cap 200 Fund.

The Funds receive earning credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Funds’ investment sub-adviser, and providing certain administrative services to each Fund. The fees are calculated daily and paid monthly. For its services, LIAC receives a management fee at an annual rate of each Fund’s average daily net assets as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC. The waiver amount of each Fund’s average daily net assets are as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—
On the next $400 million	0.010%	0.005%	0.015%	—

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of each Fund’s investment portfolio. For these services, LIAC, not the Funds, pays the Sub-Adviser an annual fee based on each Fund’s average daily net assets.

LVIP SSGA Funds–33

LVIP SSGA Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Administrative	$29,622	$23,133	$36,150	$10,118
Legal	5,901	4,609	7,202	2,016

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, these fees were as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Printing and mailing	$3,409	$27,118	$9,726	$24,652

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.

At June 30, 2018, the Funds had liabilities payable and prepaid expenses to affiliates as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Management fees payable to LIAC	$261,820	$210,821	$309,554	$103,529
Distribution fees payable to LFD	32,986	40,170	72,127	32,318
Shareholder servicing fees payable to Lincoln Life	23,727	18,491	29,983	9,472
Printing and mailing fees payable to Lincoln Life	895	—	107	—
Prepaid printing and mailing fees to Lincoln Life	—	246	—	1,302

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Purchases	$470,227,623	$346,299,092	$538,117,927	$258,337,171
Sales	482,548,991	354,126,114	585,551,441	237,355,082

LVIP SSGA Funds–34

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Funds were as follows:

	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
Cost of investments and derivatives	$949,751,217	$776,999,586	$1,120,974,784	$363,209,258

Aggregate unrealized appreciation of investments and derivatives	$90,457,680	$44,949,488	$153,494,729	$43,959,476
Aggregate unrealized depreciation of investments and derivatives	(74,545,463)	(86,934,521)	(42,497,799)	(17,534,045)

Net unrealized appreciation (depreciation) of investments and derivatives	$15,912,217	$(41,985,033)	$110,996,930	$26,425,431

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund had the following capital loss carryforwards for federal income tax purposes:

	Post-Enactment Losses (No Expiration)
	LVIP SSGA Developed International 150 Fund	LVIP SSGA Emerging Markets 100 Fund
Short-Term	$—	$12,052,367
Long-Term	14,625,341	76,837,779

Total	$14,625,341	$88,890,146

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Funds–35

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2018:

LVIP SSGA Developed International 150 Fund

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$957,227,451	$—	$957,227,451
Money Market Fund	3,357,232	—	3,357,232
Preferred Stock	5,330,347	—	5,330,347
Right	—	217,592	217,592

Total Investments	$965,915,030	$217,592	$966,132,622

Derivatives:
Liabilities:
Futures Contracts	$(469,188)	$—	$(469,188)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Emerging Markets 100 Fund

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Brazil	$18,202,650	$—	$—	$18,202,650
Chile	6,636,517	—	—	6,636,517
Czech Republic	7,777,271	—	—	7,777,271
Hong Kong	196,069,384	—	—	196,069,384
Hungary	7,182,523	—	—	7,182,523
India	9,349,578	—	—	9,349,578
Indonesia	7,173,322	—	—	7,173,322
Mexico	15,943,953	—	—	15,943,953
Republic of Korea	196,165,644	—	8,591,149	204,756,793
Russia	22,853,825	15,709,376	—	38,563,201
South Africa	36,913,212	—	—	36,913,212
Taiwan	122,047,141	—	8,608,288	130,655,429
Thailand	—	12,843,785	—	12,843,785
Turkey	11,037,563	—	—	11,037,563
United Arab Emirates	15,245,974	—	—	15,245,974
Money Market Fund	4,009,559	—	—	4,009,559
Preferred Stock	6,456,797	6,836,042	—	13,292,839

Total Investments	$683,064,913	$35,389,203	$17,199,437	$735,653,553

Derivatives:
Liabilities:
Foreign Currency Exchange Contracts	$—	$(294)	$—	$(294)

Futures Contracts	$(638,706)	$—	$—	$(638,706)

There were no Level 3 investments at the beginning of the period.

LVIP SSGA Funds–36

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/17	$—
Purchases	819,853
Sales	(1,909,501)
Transfers into Level 3	17,696,350
Net change in unrealized appreciation (depreciation)	592,735

Balance as of 6/30/18	$17,199,437

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/18	$592,735

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of June 30, 2018.

LVIP SSGA Large Cap 100 Fund

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$1,225,556,699	$—	$1,225,556,699
Money Market Fund	6,194,785	—	6,194,785
Short-Term Investment	—	416,291	416,291

Total Investments	$1,231,751,484	$416,291	$1,232,167,775

Derivatives:
Liabilities:
Futures Contracts	$(196,061)	$—	$(196,061)

There were no Level 3 investments at the beginning or end of the period.

LVIP SSGA Funds–37

LVIP SSGA Funds

Notes to Financial Statements (continued)

3. Investments (continued)

LVIP SSGA Small-Mid Cap 200 Fund

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$383,907,207	$—	$383,907,207
Money Market Fund	5,564,319	—	5,564,319
Short-Term Investment	—	297,351	297,351

Total Investments	$389,471,526	$297,351	$389,768,877

Derivatives:
Liabilities:
Futures Contracts	$(134,188)	$—	$(134,188)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the LVIP SSGA Emerging Markets 100 Fund and the LVIP SSGA Developed International 150 Fund use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP SSGA Developed International 150 Fund		LVIP SSGA Emerging Markets 100 Fund		LVIP SSGA Large Cap 100 Fund		LVIP SSGA Small-Mid Cap 200 Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	4,741,513	11,664,080	4,810,769	15,305,948	1,746,438	8,461,363	3,538,304	4,611,557
Service Class	1,051,978	3,367,308	1,435,740	3,450,991	1,286,396	3,752,700	868,913	2,505,176
Shares reinvested:
Standard Class	—	3,873,417	61,795	1,652,063	—	10,595,627	—	1,504,050
Service Class	—	705,248	19,109	507,150	—	3,965,438	—	1,171,011

	5,793,491	19,610,053	6,327,413	20,916,152	3,032,834	26,775,128	4,407,217	9,791,794

Shares redeemed:
Standard Class	(9,479,190)	(13,143,181)	(6,664,609)	(10,507,843)	(4,882,314)	(29,327,733)	(1,875,390)	(1,549,005)
Service Class	(1,537,363)	(4,015,082)	(1,779,548)	(4,567,024)	(2,506,227)	(4,780,492)	(1,189,159)	(2,280,091)

	(11,016,553)	(17,158,263)	(8,444,157)	(15,074,867)	(7,388,541)	(34,108,225)	(3,064,549)	(3,829,096)

Net increase (decrease)	(5,223,062)	2,451,790	(2,116,744)	5,841,285	(4,355,707)	(7,333,097)	1,342,668	5,962,698

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–Each Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP SSGA Funds–38

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds’ could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2018 for the LVIP SSGA Developed International 150 Fund, LVIP SSGA Large Cap 100 Fund, and LVIP SSGA Small-Mid Cap 200 Fund.

During the six months ended June 30, 2018, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund used foreign currency contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds’ investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, each Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	LVIP SSGA Developed International 150 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(469,188)

	LVIP SSGA Emerging Markets 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$ (294)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(638,706)

Total		$—		$(639,000)

	LVIP SSGA Large Cap 100 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(196,061)

LVIP SSGA Funds–39

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

	LVIP SSGA Small-Mid Cap 200 Fund

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(134,188)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2018 was as follows:

	LVIP SSGA Developed International 150 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$38,867	$—
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	628,302	(885,334)

Total		$667,169	$(885,334)

	LVIP SSGA Emerging Markets 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$71,193	$(294)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,068,348	(1,380,766)

Total		$1,139,541	$(1,381,060)

	LVIP SSGA Large Cap 100 Fund

	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$413,864	$(300,504)

LVIP SSGA Funds–40

LVIP SSGA Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

	LVIP SSGA Small-Mid Cap 200 Fund
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$385,816	$(218,934)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2018.

	Long Derivative Volume		Short Derivative Volume
	Foreign Currency Exchange Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Foreign Currency Exchange Contracts (Average Cost)	Futures Contracts (Average Notional Value)
LVIP SSGA Developed International 150 Fund	$1,009,983	$16,611,771	$1,025,054	$—
LVIP SSGA Emerging Markets 100 Fund	308,135	9,404,565	969,571	—
LVIP SSGA Large Cap 100 Fund	—	8,463,484	—	—
LVIP SSGA Small-Mid Cap 200 Fund	—	6,041,570	—	—

At June 30, 2018, LVIP SSGA Large Cap 100 Fund and LVIP SSGA Small-Mid Cap 200 Fund pledged collateral for futures contracts as follows:

	LVIP SSGA Large Cap 100 Fund	LVIP SSGA Small-Mid Cap 200 Fund
U.S. Treasury Obligations, at value	$416,291	$297,351

In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Maskter Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund had no open derivatives that are subject to offsetting provisions.

6. Market Risk

Some countries in which the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Foreign currency fluctuations or economic or financial instability in the LVIP SSGA Developed International 150 Fund and the LVIP SSGA Emerging Markets 100 Fund could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency exchange rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP SSGA Funds–41

LVIP SSGA Funds

Notes to Financial Statements (continued)

6. Market Risk (continued)

The LVIP SSGA Small-Mid Cap 200 Fund may invest its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Funds invest in REITs and are subject to the risks associated with that industry. If the Funds acquires a direct interest in real estate directly as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2018. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP SSGA Funds–42

LVIP SSGA Global Tactical Allocation Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual

Standard Class Shares	$1,000.00	$984.50	0.35%	$1.72
Service Class Shares	1,000.00	983.30	0.60%	2.95

Hypothetical (5% return before expenses)

Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies, including exchange-traded funds (collectively, the “Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets

Affiliated Investments	56.87%
Investment Companies	56.87%
Equity Funds	18.41%
Fixed Income Funds	22.23%
International Equity Funds	16.23%
Unaffiliated Investments	43.09%
Investment Companies	43.09%
Equity Funds	17.33%
Fixed Income Funds	7.94%
International Equity Funds	12.21%
Money Market Fund	5.61%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–56.87%
INVESTMENT COMPANIES–56.87%
Equity Funds–18.41%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Large Cap 100 Fund	8,790,186	$120,188,208
LVIP SSGA S&P 500 Index Fund	247,154	4,658,114
LVIP SSGA Small-Cap Index Fund	137,017	4,669,681
LVIP SSGA Small-Mid Cap 200 Fund	3,310,004	47,025,228

		176,541,231

Fixed Income Funds–22.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Bond Index Fund	12,364,135	136,364,041
SPDR® Bloomberg Barclays TIPS ETF	1,383,482	76,824,756

		213,188,797

International Equity Funds–16.23%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Developed International 150 Fund	9,772,456	87,365,754
LVIP SSGA Emerging Markets 100 Fund	2,414,666	22,050,730
LVIP SSGA International Index Fund	4,777,079	46,184,803

		155,601,287

Total Affiliated Investments (Cost $495,825,094)		545,331,315

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–43.09%
INVESTMENT COMPANIES–43.09%
Equity Funds–17.33%
Energy Select Sector SPDR® Fund	246,313	$18,705,009
Industrial Select Sector SPDR® Fund	248,531	17,802,276
SPDR® S&P 500 ETF Trust	324,627	88,064,813
SPDR® S&P 600 Small Cap ETF	320,332	23,160,004
Technology Select Sector SPDR® Fund	265,260	18,427,612

		166,159,714

Fixed Income Funds–7.94%
SPDR® Citi International Government Inflation-Protected Bond ETF	344,975	18,711,444
SPDR® Portfolio Aggregate Bond ETF	1,714,932	47,829,454
Vanguard Long-Term Bond ETF	108,558	9,622,581

		76,163,479

International Equity Funds–12.21%
SPDR® Portfolio Developed World ex-US ETF	1,781,447	54,155,989
SPDR® Portfolio Emerging Markets ETF	1,270,569	44,901,908
Vanguard FTSE Pacific ETF	257,433	18,015,161

		117,073,058

Money Market Fund–5.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	53,750,713	53,750,713

		53,750,713

Total Unaffiliated Investments (Cost $370,727,685)		413,146,964

TOTAL VALUE OF SECURITIES–99.96% (Cost $866,552,779)	958,478,279
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	413,429

NET ASSETS APPLICABLE TO 78,686,801 SHARES OUTSTANDING–100.00%	$958,891,708

*	Standard Class shares.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Currency Contracts:
28	British Pound	$2,316,300	$2,349,996	9/18/18	$(33,696)
26	Euro	3,814,363	3,859,616	9/18/18	(45,253)
25	Japanese Yen	2,833,594	2,853,489	9/18/18	(19,895)

					(98,844)

Equity Contracts:
9	E-mini Russell 2000 Index	741,375	756,833	9/24/18	(15,458)
55	E-mini S&P 500 Index	7,484,400	7,658,215	9/22/18	(173,815)
11	E-mini S&P MidCap 400 Index	2,151,710	2,194,502	9/24/18	(42,792)
95	Euro STOXX 50 Index	3,762,009	3,857,596	9/24/18	(95,587)
23	FTSE 100 Index	2,307,378	2,321,960	9/24/18	(14,582)
13	Nikkei 225 Index (OSE)	2,617,261	2,631,421	9/14/18	(14,160)

					(356,394)

Total Futures Contracts					$(455,238)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in Notes to Financial Statements.

2 Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

S&P–Standard & Poor’s

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$545,331,315
Unaffiliated investments, at value	413,146,964
Cash collateral held at broker for futures contracts	1,014,887
Dividends receivable	470,986
Variation margin due from broker on futures contracts	123,703
Cash	73,546
Receivable for fund shares sold	30,981

TOTAL ASSETS	960,192,382

LIABILITIES:
Payable for fund shares redeemed	625,727
Due to manager and affiliates	454,475
Payable for investments purchased	133,494
Due to custodian	66,750
Other accrued expenses payable	20,228

TOTAL LIABILITIES	1,300,674

TOTAL NET ASSETS	$958,891,708

Affiliated investments, at cost	$495,825,094
Unaffiliated investments, at cost	370,727,685

Standard Class:
Net Assets	$49,553,983
Shares Outstanding	4,061,039
Net Asset Value Per Share	$12.202

Service Class:
Net Assets	$909,337,725
Shares Outstanding	74,625,762
Net Asset Value Per Share	$12.185

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$890,818,273
Undistributed net investment income	2,877,930
Accumulated net realized loss on investments	(26,274,161)
Net unrealized appreciation of investments and derivatives	91,469,666

TOTAL NET ASSETS	$958,891,708

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$4,180,831
Dividends from affiliated investments	960,789

5,141,620

EXPENSES:
Management fees	1,967,442
Distribution fees-Service Class	1,167,253
Shareholder servicing fees	142,640
Accounting and administration expenses	49,002
Reports and statements to shareholders	25,119
Professional fees	21,981
Trustees’ fees and expenses	14,742
Custodian fees	3,244
Consulting fees	2,147
Pricing fees	110
Other	3,657

3,397,337
Less:
Management fees waived	(491,861)
Expenses paid indirectly	(2,947)

Total operating expenses	2,902,529

NET INVESTMENT INCOME	2,239,091

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,530,645
Sale of unaffiliated investments	5,240,599
Foreign currencies	(101,141)
Futures contracts	(2,170,906)

Net realized gain	6,499,197

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(13,163,140)
Unaffiliated investments	(11,038,975)
Foreign currencies	(578)
Futures contracts	(795,654)

Net change in unrealized appreciation (depreciation)	(24,998,347)

NET REALIZED AND UNREALIZED LOSS	(18,499,150)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,260,059)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,239,091	$19,508,382
Net realized gain	6,499,197	46,587,226
Net change in unrealized appreciation (depreciation)	(24,998,347)	67,417,629

Net increase (decrease) in net assets resulting from operations	(16,260,059)	133,513,237

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,953,551)
Service Class	—	(34,910,270)

	—	(36,863,821)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,918,738	4,728,319
Service Class	22,997,115	49,225,991
Reinvestment of dividends and distributions:
Standard Class	—	1,953,551
Service Class	—	34,910,270

	25,915,853	90,818,131

Cost of shares redeemed:
Standard Class	(3,267,034)	(8,025,384)
Service Class	(58,861,450)	(135,179,916)

	(62,128,484)	(143,205,300)

Decrease in net assets derived from capital share transactions	(36,212,631)	(52,387,169)

NET INCREASE (DECREASE) IN NET ASSETS	(52,472,690)	44,262,247
NET ASSETS:
Beginning of period	1,011,364,398	967,102,151

End of period	$958,891,708	$1,011,364,398

Undistributed net investment income	$2,877,930	$638,839

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)			Year Ended
		12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$12.394	$11.227	$10.841	$11.979	$11.784	$10.951

Income (loss) from investment operations:
Net investment income[3]	0.043	0.268	0.215	0.220	0.234	0.227
Net realized and unrealized gain (loss)	(0.235)	1.396	0.395	(1.000)	0.236	0.846

Total from investment operations	(0.192)	1.664	0.610	(0.780)	0.470	1.073

Less dividends and distributions from:
Net investment income	—	(0.497)	(0.224)	(0.358)	(0.275)	(0.240)

Total dividends and distributions	—	(0.497)	(0.224)	(0.358)	(0.275)	(0.240)

Net asset value, end of period	$12.202	$12.394	$11.227	$10.841	$11.979	$11.784

Total return[4]	(1.55% )	14.82%	5.62%	(6.52% )	3.97%	9.81%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,554	$50,670	$47,250	$46,949	$49,090	$45,331
Ratio of expenses to average net assets[5]	0.35%	0.34%	0.33%	0.33%	0.34%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.45%	0.44%	0.43%	0.43%	0.44%	0.33%
Ratio of net investment income to average net assets	0.69%[6]	2.22%	1.94%	1.86%	1.94%	1.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.59%[6]	2.12%	1.84%	1.76%	1.84%	1.96%
Portfolio turnover	17%	41%	64%	58%	53%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)			Year Ended
		12/31/17	12/31/16[2]	12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$12.392	$11.227	$10.843	$11.978	$11.784	$10.953

Income (loss) from investment operations:
Net investment income[3]	0.027	0.237	0.187	0.190	0.204	0.198
Net realized and unrealized gain (loss)	(0.234)	1.395	0.393	(0.996)	0.234	0.845

Total from investment operations	(0.207)	1.632	0.580	(0.806)	0.438	1.043

Less dividends and distributions from:
Net investment income	—	(0.467)	(0.196)	(0.329)	(0.244)	(0.212)

Total dividends and distributions	—	(0.467)	(0.196)	(0.329)	(0.244)	(0.212)

Net asset value, end of period	$12.185	$12.392	$11.227	$10.843	$11.978	$11.784

Total return[4]	(1.67% )	14.53%	5.36%	(6.75% )	3.71%	9.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$909,338	$960,694	$919,852	$953,130	$973,809	$807,031
Ratio of expenses to average net assets[5]	0.60%	0.59%	0.58%	0.58%	0.59%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.70%	0.69%	0.68%	0.68%	0.69%	0.58%
Ratio of net investment income to average net assets	0.44%[6]	1.97%	1.69%	1.61%	1.69%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.34%[6]	1.87%	1.59%	1.51%	1.59%	1.71%
Portfolio turnover	17%	41%	64%	58%	53%	70%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to-day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[6]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Investments in government money market funds have a stable NAV. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. The Sub-Adviser is also responsible for the day-to-day management of the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$28,064
Legal	5,591

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,327 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that the Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$239,861
Distribution fees payable to LFD	189,617
Shareholder servicing fees payable to Lincoln Life	23,187
Printing and mailing fees payable to Lincoln Life	1,810

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–56.87%@
Equity Funds–18.41%@
*LVIP SSGA Large Cap 100 Fund	$136,580,075	$1,989,999	$16,530,000	$344,152	$(2,196,018)	$120,188,208	8,790,186	$—	$—
*LVIP SSGA S&P 500 Index Fund	4,891,053	119,999	480,000	157,719	(30,657)	4,658,114	247,154	—	—
*LVIP SSGA Small-Cap Index Fund	4,863,431	82,000	630,000	222,095	132,155	4,669,681	137,017	—	—
*LVIP SSGA Small-Mid Cap 200 Fund	49,165,120	500,000	5,317,000	(135,084)	2,812,192	47,025,228	3,310,004	—	—
Fixed Income Funds–22.23%@
*LVIP SSGA Bond Index Fund	133,547,943	13,030,964	7,713,978	(224,937)	(2,275,951)	136,364,041	12,364,135	—	—
SPDR® Bloomberg Barclays TIPS ETF	87,080,794	2,187,633	11,360,754	(142,987)	(939,930)	76,824,756	1,383,482	931,924	—
International Equity Funds–16.23%@
*LVIP SSGA Developed International 150 Fund	118,016,709	—	26,593,000	2,706,854	(6,764,809)	87,365,754	9,772,456	—	—
*LVIP SSGA Emerging Markets 100 Fund	35,439,750	5,448,865	16,635,000	424,528	(2,627,413)	22,050,730	2,414,666	28,865	—
*LVIP SSGA International Index Fund	49,316,207	960,000	2,997,000	178,305	(1,272,709)	46,184,803	4,777,079	—	—

Total	$618,901,082	$24,319,460	$88,256,732	$3,530,645	$(13,163,140)	$545,331,315		$960,789	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$163,008,703
Sales	213,020,155

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:

Cost of investments and derivatives	$866,552,779
Aggregate unrealized appreciation of investments and derivatives	$96,594,686
Aggregate unrealized depreciation of investments and derivatives	(5,124,424)
Net unrealized appreciation of investments and derivatives	$91,470,262

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any, may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2017, the Fund had $3,265,118 pre-enactment short-term capital loss carryforwards for federal income tax purposes, all of which expire in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$545,331,315
Unaffiliated Investment Companies	413,146,964

Total Investments	$958,478,279

Derivatives:
Liabilities:
Futures Contracts	$(455,238)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–12

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	235,747	390,494
Service Class	1,851,534	4,104,836
Shares reinvested:
Standard Class	—	157,411
Service Class	—	2,813,246

	2,087,281	7,465,987

Shares redeemed:
Standard Class	(263,146)	(668,135)
Service Class	(4,752,992)	(11,323,386)

	(5,016,138)	(11,991,521)

Net decrease	(2,928,857)	(4,525,534)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$(356,394)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	(98,844)

Total		$(455,238)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day’s variation margin is reported on the Statement of Assets and Liabilities.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–13

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,111,582)	$(544,739)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,940,676	(250,915)

Total		$(2,170,906)	$(795,654)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,927,085	$24,923,242

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund–14

LVIP SSGA International Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA International Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$976.00	0.39%	$1.91
Service Class Shares	1,000.00	974.80	0.64%	3.13

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
Service Class Shares	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio,multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Security Type/Country	Percentage of Net Assets
Common Stock	98.33%
Australia	6.90%
Austria	0.25%
Belgium	1.06%
China	0.01%
Denmark	1.64%
Finland	1.01%
France	10.72%
Germany	8.82%
Hong Kong	3.54%
Ireland	0.75%
Israel	0.49%
Italy	2.29%
Japan	23.81%
Netherlands	4.42%
New Zealand	0.19%
Norway	0.74%
Portugal	0.16%
Singapore	1.26%
South Africa	0.03%
Spain	2.97%
Sweden	2.68%
Switzerland	8.25%
United Arab Emirates	0.03%
United Kingdom	16.31%
Preferred Stock	0.54%
Rights	0.01%
Money Market Fund	0.26%
Total Value of Securities	99.14%
Receivables and Other Assets Net of Liabilities	0.86%
Total Net Assets	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of Net Assets
Aerospace & Defense	1.39%
Air Freight & Logistics	0.37%
Airlines	0.20%
Auto Components	1.21%
Automobiles	3.37%
Banks	11.09%
Beverages	2.34%
Biotechnology	0.91%
Building Products	0.76%
Capital Markets	2.49%
Chemicals	3.88%
Commercial Services & Supplies	0.47%
Communications Equipment	0.38%

Sector	Percentage of Net Assets
Construction & Engineering	0.93%
Construction Materials	0.63%
Consumer Finance	0.04%
Containers & Packaging	0.17%
Distributors	0.02%
Diversified Consumer Services	0.01%
Diversified Financial Services	0.75%
Diversified Telecommunication Services	2.08%
Electric Utilities	1.73%
Electrical Equipment	1.45%
Electronic Equipment, Instruments & Components	1.58%
Energy Equipment & Services	0.10%
Equity Real Estate Investment Trusts	1.54%
Food & Staples Retailing	1.63%
Food Products	2.92%
Gas Utilities	0.40%
Health Care Equipment & Supplies	1.48%
Health Care Providers & Services	0.63%
Health Care Technology	0.11%
Hotels, Restaurants & Leisure	1.51%
Household Durables	1.25%
Household Products	0.85%
Independent Power & Renewable Electricity Producers	0.08%
Industrial Conglomerates	1.42%
Insurance	5.20%
Internet & Direct Marketing Retail	0.15%
Internet Software & Services	0.20%
IT Services	0.90%
Leisure Products	0.22%
Life Sciences Tools & Services	0.24%
Machinery	2.61%
Marine	0.18%
Media	1.16%
Metals & Mining	3.13%
Multiline Retail	0.33%
Multi-Utilities	0.99%
Oil, Gas & Consumable Fuels	5.90%
Paper & Forest Products	0.32%
Personal Products	2.14%
Pharmaceuticals	7.12%
Professional Services	1.27%
Real Estate Management & Development	1.94%
Road & Rail	1.18%
Semiconductors & Semiconductor Equipment	1.51%
Software	1.69%
Specialty Retail	0.81%
Technology Hardware, Storage & Peripherals	0.53%
Textiles, Apparel & Luxury Goods	2.19%
Tobacco	1.30%
Trading Companies & Distributors	1.37%

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund

Security Type/Country and Sector Allocations

and Top 10 Equity Holdings (unaudited) (continued)

Sector	Percentage of Net Assets
Transportation Infrastructure	0.55%
Water Utilities	0.09%
Wireless Telecommunication Services	1.49%
Total	98.88%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Royal Dutch Shell	2.01%
Nestle	1.66%
HSBC Holdings	1.28%
Novartis	1.16%
Roche Holding	1.07%
Unilever	1.07%
BP	1.05%
TOTAL	1.03%
Toyota Motor	1.02%
SAP	0.78%
Total	12.13%

IT–Information Technology

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.33%
Australia–6.90%
AGL Energy	133,239	$2,216,607
Alumina	468,716	971,245
Amcor	233,502	2,490,093
AMP	594,619	1,566,570
APA Group	244,107	1,779,416
Aristocrat Leisure	111,320	2,545,615
ASX	33,852	1,613,109
Aurizon Holdings	422,885	1,355,100
AusNet Services	275,084	326,739
Australia & New Zealand Banking Group	554,765	11,594,040
Bank of Queensland	71,332	537,922
Bendigo & Adelaide Bank	83,245	667,803
†=BGP Holdings	160,069	0
BHP Billiton	607,205	15,237,867
BlueScope Steel	101,334	1,294,366
Boral	245,260	1,185,225
Brambles	322,951	2,122,319
Caltex Australia	54,438	1,310,934
Challenger	96,172	841,966
CIMIC Group	17,957	562,128
Coca-Cola Amatil	104,489	711,409
Cochlear	11,911	1,764,446
Commonwealth Bank of Australia	336,829	18,164,327
Computershare	76,199	1,039,287
Crown Resorts	59,112	590,569
CSL	85,303	12,159,809
Dexus	210,369	1,511,688
Domino’s Pizza Enterprises	10,560	408,096
Flight Centre Travel Group	8,399	395,628
Fortescue Metals Group	306,866	996,952
Goodman Group	310,169	2,208,180
GPT Group	311,611	1,166,875
Harvey Norman Holdings	93,657	230,112
Healthscope	274,698	449,271
Incitec Pivot	288,379	774,696
Insurance Australia Group	480,448	3,032,889
James Hardie Industries CDI	92,149	1,546,660
LendLease Group	114,498	1,678,585
Macquarie Group	60,059	5,495,830
Medibank Pvt	570,717	1,233,289
Mirvac Group	771,487	1,238,938
National Australia Bank	520,413	10,556,458
Newcrest Mining	154,953	2,499,871
Oil Search	284,085	1,871,110
Orica	62,872	825,880
†Origin Energy	357,350	2,652,502
QBE Insurance Group	278,741	2,009,189
Ramsay Health Care	27,817	1,111,231
REA Group	8,246	554,530
Rio Tinto (Australian Securities Exchange)	79,908	4,934,301

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
†Santos	393,905	$1,827,764
Scentre Group	1,068,848	3,472,494
SEEK	55,169	890,455
Sonic Healthcare	85,573	1,553,443
South32	593,412	1,585,348
South32 (London Stock Exchange)	368,248	989,486
Stockland	423,937	1,245,526
Suncorp Group	261,527	2,823,793
Sydney Airport	230,362	1,220,632
Tabcorp Holdings	336,006	1,109,029
Telstra	844,107	1,636,665
TPG Telecom	57,587	220,331
Transurban Group	444,049	3,933,563
Treasury Wine Estates	151,945	1,955,452
Vicinity Centres	698,274	1,338,402
Wesfarmers	215,400	7,868,318
Westpac Banking	642,427	13,930,043
Woodside Petroleum	169,095	4,437,420
Woolworths Group	255,853	5,778,779

		191,848,615

Austria–0.25%
ANDRITZ	12,257	650,702
†Erste Group Bank	60,858	2,540,752
OMV	30,315	1,719,468
Raiffeisen Bank International	31,533	968,109
voestalpine	24,055	1,108,207

		6,987,238

Belgium–1.06%
Ageas.	36,403	1,836,919
Anheuser-Busch Inbev	144,318	14,578,239
Colruyt	11,289	644,268
Groupe Bruxelles Lambert	16,610	1,751,951
KBC Group	46,363	3,579,916
Proximus	25,610	577,511
Solvay Class A	15,075	1,903,936
†Telenet Group Holding	8,879	414,756
UCB.	24,735	1,945,152
Umicore	39,390	2,260,882

		29,493,530

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	195,281

		195,281

Denmark–1.64%
AP Moller - Maersk Class A	642	762,255
AP Moller - Maersk Class B	1,324	1,649,410
Carlsberg Class B	21,677	2,553,693
Chr Hansen Holding	20,317	1,876,949
Coloplast Class B	24,313	2,430,557
Danske Bank	139,688	4,373,495

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
DSV	38,353	$3,099,524
†Genmab	11,704	1,806,613
H Lundbeck	12,200	857,449
ISS	29,033	997,960
Novo Nordisk Class B	338,038	15,683,391
Novozymes Class B	45,930	2,330,354
Orsted	34,528	2,089,014
Pandora	21,759	1,520,414
Tryg	16,350	383,895
Vestas Wind Systems	39,180	2,425,740
†William Demant Holding	19,495	784,695

		45,625,408

Finland–1.01%
Elisa	25,308	1,172,434
Fortum	91,425	2,182,299
Kone Class B	67,681	3,450,793
Metso	17,066	571,982
Neste	21,585	1,693,908
Nokia	157,345	907,345
Nokia (London Stock Exchange)	933,815	5,376,210
Nokian Renkaat	19,229	759,898
Orion Class B	16,843	454,163
Sampo Class A	82,797	4,041,656
Stora Enso Class R	114,087	2,232,948
UPM-Kymmene	97,908	3,500,998
Wartsila	90,576	1,780,187

		28,124,821

France–10.72%
Accor	32,777	1,608,399
Aeroports de Paris	4,998	1,130,562
Air Liquide	83,052	10,445,621
Airbus	109,767	12,851,919
Alstom	25,825	1,187,036
Amundi	11,757	814,728
Arkema	12,675	1,500,909
Atos	19,401	2,649,676
AXA	377,174	9,256,347
BioMerieux	8,057	725,431
BNP Paribas	212,801	13,218,194
Bollore	151,389	704,340
Bouygues	38,680	1,667,243
Bureau Veritas	55,271	1,475,510
Capgemini	32,183	4,329,597
Carrefour	103,858	1,682,228
Casino Guichard Perrachon	8,803	341,815
Cie de Saint-Gobain	92,969	4,154,943
Cie Generale des Etablissements Michelin	31,798	3,873,045
CNP Assurances	27,678	629,963
Covivio	5,702	593,299

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Credit Agricole	227,599	$3,039,310
Danone	120,534	8,849,556
Dassault Aviation	389	741,376
Dassault Systemes	26,245	3,677,869
Edenred	41,223	1,302,674
Eiffage	15,005	1,632,778
Electricite de France	101,267	1,393,098
Engie	340,089	5,214,657
Essilor International Cie Generaled’Optique	38,628	5,453,772
Eurazeo	6,879	521,763
Eurofins Scientific	2,286	1,271,793
Eutelsat Communications	29,393	609,786
Faurecia	14,765	1,053,866
Gecina	9,759	1,633,127
Getlink	78,710	1,079,571
Hermes International	6,370	3,896,488
ICADE	6,915	648,450
Iliad	5,491	867,917
Imerys	5,370	434,273
Ingenico Group	10,280	924,384
Ipsen	6,656	1,044,286
JCDecaux	12,510	418,699
Kering	14,735	8,321,563
Klepierre	43,066	1,621,932
Legrand	53,296	3,914,837
L’Oreal	48,999	12,102,248
LVMH Moet Hennessy Louis Vuitton	52,795	17,583,721
Natixis	195,108	1,384,855
Orange	378,117	6,334,250
Pernod Ricard	40,191	6,566,213
Peugeot	104,812	2,394,133
Publicis Groupe	41,120	2,830,295
Remy Cointreau	3,954	512,540
Renault	35,645	3,031,638
Rexel	50,882	731,757
Safran	64,883	7,883,907
Sanofi	215,407	17,269,065
Schneider Electric	102,815	8,575,211
SCOR	35,885	1,333,465
SEB	3,788	661,775
SES FDR	71,465	1,309,438
Societe BIC	4,842	448,966
Societe Generale	146,057	6,159,968
Sodexo	17,600	1,759,772
STMicroelectronics	130,698	2,916,743
Suez	76,454	991,488
Teleperformance	11,237	1,985,445
Thales	21,488	2,769,088
TOTAL	468,140	28,542,888
†Ubisoft Entertainment	14,975	1,643,504
Unibail-Rodamco-Westfield	19,865	4,374,048

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
†Unibail-Rodamco-Westfield CDI	147,580	$1,602,207
Valeo	47,989	2,623,866
Veolia Environnement	97,375	2,084,387
Vinci	96,363	9,268,194
Vivendi	205,068	5,029,047
Wendel	4,961	683,628

		297,796,380

Germany–8.82%
1&1 Drillisch	10,313	587,242
adidas	35,822	7,820,667
Allianz	84,600	17,488,847
Axel Springer	10,855	785,307
BASF	174,087	16,652,205
Bayer	170,407	18,775,772
Bayerische Motoren Werke	62,829	5,695,846
Beiersdorf	20,508	2,328,824
Brenntag	28,832	1,606,733
†Commerzbank	198,650	1,904,816
Continental	20,808	4,751,783
Covestro	36,817	3,285,670
Daimler	174,034	11,204,451
†Delivery Hero	17,603	936,978
Deutsche Bank	375,764	4,046,772
Deutsche Boerse	35,811	4,773,763
Deutsche Lufthansa	40,182	966,646
Deutsche Post	188,822	6,167,562
†Deutsche Telekom	645,930	10,009,787
Deutsche Wohnen	65,291	3,156,619
E.ON	407,951	4,361,013
Evonik Industries	33,374	1,143,112
Fraport Frankfurt Airport Services Worldwide	6,547	631,678
Fresenius & Co.	77,659	6,239,484
Fresenius Medical Care & Co.	42,990	4,336,598
GEA Group	34,126	1,151,334
Hannover Rueck	11,252	1,403,361
HeidelbergCement	30,004	2,525,587
Henkel	21,030	2,339,229
HOCHTIEF	3,454	624,398
HUGO BOSS	11,260	1,022,500
Infineon Technologies	214,883	5,478,028
Innogy	23,368	1,001,239
K+S	32,225	795,924
KION Group	12,379	891,080
LANXESS	17,079	1,332,316
Linde	35,370	8,442,760
MAN	6,236	706,029
Merck	26,037	2,542,550
METRO	31,210	385,792
MTU Aero Engines	10,113	1,943,920

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
Muenchener Rueckversicherungs- Gesellschaft in Muenchen Class R	28,981	$6,127,458
OSRAM Licht	19,342	790,566
ProSiebenSat.1 Media	48,161	1,222,148
Puma	1,227	717,878
†QIAGEN	39,947	1,455,483
RTL Group	6,515	442,037
RWE	104,953	2,393,064
SAP	186,431	21,542,812
Siemens	145,045	19,177,606
†Siemens Healthineers	28,643	1,182,600
Symrise	25,259	2,215,259
Telefonica Deutschland Holding	131,416	518,107
thyssenkrupp	74,760	1,817,684
Uniper	39,144	1,167,494
United Internet	25,439	1,457,458
Volkswagen	5,465	903,057
Vonovia	97,559	4,643,762
Wirecard	22,829	3,677,706
†Zalando	23,491	1,313,208

		245,009,609

∎Hong Kong–3.54%
AIA Group	2,290,000	20,023,198
ASM Pacific Technology	57,800	730,825
Bank of East Asia	224,788	898,224
BOC Hong Kong Holdings	741,500	3,492,203
CK Asset Holdings	503,424	3,997,567
CK Hutchison Holdings	511,660	5,425,986
CK Infrastructure Holdings	112,000	830,121
CLP Holdings	329,500	3,548,836
Galaxy Entertainment Group	473,000	3,662,531
Hang Lung Group	148,000	415,010
Hang Lung Properties	388,000	800,173
Hang Seng Bank	153,400	3,836,173
Henderson Land Development	271,954	1,438,525
HK Electric Investments	446,308	425,510
HKT Trust	706,592	902,423
Hong Kong & China Gas	1,857,259	3,555,627
Hong Kong Exchanges & Clearing	230,099	6,921,506
Hongkong Land Holdings	231,000	1,651,650
Hysan Development	105,850	590,934
Jardine Matheson Holdings	43,800	2,763,780
Jardine Strategic Holdings	41,500	1,513,920
Kerry Properties	101,531	485,940
Li & Fung	992,000	364,148
Link REIT	403,715	3,686,930
Melco Resorts & Entertainment ADR	51,846	1,451,688
MGM China Holdings	135,995	315,477
Minth Group	144,000	608,443
MTR	290,487	1,606,905
New World Development	1,060,476	1,492,257

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
∎Hong Kong (continued)
NWS Holdings	271,490	$469,924
PCCW	636,596	358,641
Power Assets Holdings	281,500	1,968,017
Sands China	465,868	2,490,971
Shangri-La Asia	254,166	478,165
Sino Land	540,641	879,293
SJM Holdings	287,591	357,766
Sun Hung Kai Properties	305,005	4,602,910
Swire Pacific Class A	91,500	969,161
Swire Properties	196,961	728,035
Techtronic Industries	285,500	1,592,055
WH Group	1,658,793	1,351,036
Wharf Holdings	247,000	793,362
Wharf Real Estate Investment	247,000	1,758,304
Wheelock & Co.	137,000	954,299
Wynn Macau	271,153	872,669
Yue Yuen Industrial Holdings	118,500	334,554

		98,395,672

Ireland–0.75%
†AerCap Holdings	27,988	1,515,550
AIB Group	158,367	859,976
Bank of Ireland Group	189,676	1,480,752
CRH	165,552	5,867,615
Kerry Group Class A	31,945	3,342,561
Paddy Power Betfair	15,571	1,727,462
†Ryanair Holdings ADR	5,317	607,361
Smurfit Kappa Group	43,122	1,747,418
WPP	232,374	3,658,640

		20,807,335

Israel–0.49%
Azrieli Group	6,290	311,899
Bank Hapoalim	182,788	1,236,658
Bank Leumi Le-Israel	299,849	1,770,447
Bezeq The Israeli Telecommunication	354,913	399,323
†Check Point Software Technologies	26,364	2,575,236
Elbit Systems	3,945	462,950
Frutarom Industries	6,428	629,929
Israel Chemicals	85,880	392,044
Mizrahi Tefahot Bank	17,430	320,036
†Nice	10,087	1,041,168
Teva Pharmaceutical Industries	139,930	3,321,294
Teva Pharmaceutical Industries ADR	42,069	1,023,118

		13,484,102

Italy–2.29%
Assicurazioni Generali	231,198	3,879,800
Atlantia	91,532	2,706,482
Davide Campari-Milano	112,954	929,290
Enel	1,581,766	8,787,065
Eni	484,488	8,999,378
Ferrari	24,824	3,377,273

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
†Fiat Chrysler Automobiles	214,521	$4,091,955
Intesa Sanpaolo	2,621,739	7,612,835
Intesa Sanpaolo RSP	156,997	476,320
Leonardo	84,063	831,097
Luxottica Group	34,666	2,237,088
Mediobanca Banca di Credito Finanziario	119,894	1,114,777
Moncler	34,241	1,559,479
†Pirelli & C	76,552	639,370
Poste Italiane	93,206	780,426
Prysmian	42,834	1,066,960
Recordati	18,504	736,002
Snam	462,974	1,933,404
†Telecom Italia	2,324,443	1,730,212
Telecom Italia RSP	1,014,860	663,212
Tenaris	88,192	1,618,498
Terna Rete Elettrica Nazionale	253,807	1,372,905
UniCredit	382,319	6,382,766

		63,526,594

Japan–23.81%
ABC-Mart	4,800	262,729
Acom	67,200	258,567
Aeon	119,700	2,562,336
AEON Financial Service	19,500	416,366
Aeon Mall	16,390	294,595
AGC	39,200	1,527,779
Air Water	24,000	440,916
Aisin Seiki	34,700	1,582,758
Ajinomoto	87,600	1,658,399
Alfresa Holdings	29,600	696,455
Alps Electric	42,000	1,079,637
Amada Holdings	57,300	551,185
ANA Holdings	19,900	731,365
Aozora Bank	25,200	959,382
Asahi Group Holdings	71,200	3,647,621
Asahi Kasei	254,000	3,230,204
Asics	29,200	493,985
Astellas Pharma	385,400	5,879,426
Bandai Namco Holdings	35,400	1,461,211
Bank of Kyoto	10,200	472,619
Benesse Holdings	10,300	365,614
Bridgestone	121,000	4,735,519
Brother Industries	39,700	784,569
Calbee	12,400	466,477
Canon	191,400	6,277,139
Casio Computer	39,300	639,648
Central Japan Railway	26,800	5,557,765
Chiba Bank	128,000	905,243
Chubu Electric Power	125,300	1,879,811
Chugai Pharmaceutical	45,900	2,408,698
Chugoku Electric Power	46,900	606,610

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Coca-Cola Bottlers Japan Holdings Class C	21,900	$875,288
Concordia Financial Group	241,900	1,232,277
Credit Saison	24,400	384,353
CyberAgent	19,400	1,166,996
†CYBERDYNE	16,000	187,581
Dai Nippon Printing	47,000	1,052,369
Daicel	47,100	521,561
Daifuku	19,200	841,946
Dai-ichi Life Insurance	198,400	3,540,969
Daiichi Sankyo	104,900	4,014,463
Daikin Industries	47,000	5,633,293
Daito Trust Construction	14,000	2,277,379
Daiwa House Industry	104,400	3,560,623
Daiwa House REIT Investment	230	546,150
Daiwa Securities Group	322,000	1,870,953
DeNA	17,700	332,050
Denso	83,600	4,086,557
Dentsu	41,900	1,986,858
Disco	5,100	871,074
Don Quijote Holdings	21,600	1,037,908
East Japan Railway	59,000	5,656,731
Eisai	48,200	3,397,487
Electric Power Development	24,700	638,053
FamilyMart UNY Holdings	13,900	1,463,885
FANUC	37,700	7,493,009
Fast Retailing	11,200	5,150,088
Fuji Electric	127,000	968,143
FUJIFILM Holdings	80,800	3,157,122
Fujitsu	397,000	2,408,929
Fukuoka Financial Group	136,000	684,207
Hakuhodo DY Holdings	45,700	733,908
Hamamatsu Photonics	25,800	1,109,226
Hankyu Hanshin Holdings	49,500	1,991,803
Hikari Tsushin	5,000	879,285
Hino Motors	47,200	504,336
Hirose Electric	7,287	903,676
Hisamitsu Pharmaceutical	13,200	1,114,754
Hitachi	918,000	6,480,683
Hitachi Chemical	17,500	353,272
Hitachi Construction Machinery	17,400	565,777
Hitachi High-Technologies	14,900	608,301
Hitachi Metals	34,000	353,159
Honda Motor	312,000	9,167,105
Hoshizaki	10,400	1,053,010
Hoya	71,000	4,039,462
Hulic	50,200	536,392
Idemitsu Kosan	29,700	1,059,613
IHI	26,000	906,472
Iida Group Holdings	25,000	482,545
Inpex	185,000	1,920,765
Isetan Mitsukoshi Holdings	56,500	706,282

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Isuzu Motors	101,400	$1,347,695
ITOCHU	282,300	5,118,703
J Front Retailing	43,000	655,205
Japan Airlines	20,200	716,665
Japan Airport Terminal	7,300	342,203
Japan Exchange Group	107,200	1,993,630
Japan Post Bank	68,200	794,635
Japan Post Holdings	308,400	3,378,848
Japan Prime Realty Investment	140	508,964
Japan Real Estate Investment	220	1,164,431
Japan Retail Fund Investment	523	942,879
Japan Tobacco	205,100	5,733,500
JFE Holdings	94,100	1,781,453
JGC	34,900	703,895
JSR	31,300	533,187
JTEKT	37,600	512,133
JXTG Holdings	620,960	4,319,771
Kajima	185,000	1,433,681
Kakaku.com	22,800	515,247
Kamigumi	20,500	426,424
Kaneka	43,000	385,666
Kansai Electric Power	144,000	2,101,829
Kansai Paint	36,800	765,150
Kao	93,800	7,159,012
Kawasaki Heavy Industries	29,500	869,959
KDDI	352,200	9,642,038
Keihan Holdings	17,200	617,532
Keikyu	39,500	647,898
Keio	19,400	939,204
Keisei Electric Railway	23,000	790,453
Keyence	18,888	10,672,748
Kikkoman	25,000	1,262,250
Kintetsu Group Holdings	37,700	1,539,123
Kirin Holdings	160,700	4,300,719
Kobayashi Pharmaceutical	9,400	812,519
Kobe Steel	52,100	477,166
Koito Manufacturing	23,400	1,547,107
Komatsu	175,000	5,007,452
Konami Holdings	15,200	774,312
Konica Minolta	76,200	708,213
Kose	5,400	1,164,232
Kubota	188,900	2,973,876
Kuraray	74,000	1,019,952
Kurita Water Industries	16,000	456,668
Kyocera	64,200	3,622,431
Kyowa Hakko Kirin	43,700	881,381
Kyushu Electric Power	71,900	802,677
Kyushu Railway	28,000	857,336
Lawson	9,400	587,527
†LINE	7,000	291,785
Lion	40,000	733,415
LIXIL Group	55,200	1,104,848

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
M3	44,200	$1,762,571
Mabuchi Motor	8,200	390,317
Makita	44,000	1,973,174
Marubeni	299,300	2,284,590
Marui Group	39,100	824,273
Maruichi Steel Tube	14,100	478,214
Mazda Motor	110,800	1,361,044
McDonald’s Holdings	13,100	668,518
Mebuki Financial Group	198,510	666,989
Medipal Holdings	37,600	756,653
MEIJI Holdings	22,268	1,878,545
MINEBEA MITSUMI	80,300	1,359,185
MISUMI Group	57,100	1,665,836
Mitsubishi	258,700	7,192,147
Mitsubishi Chemical Holdings	264,600	2,216,412
Mitsubishi Electric	366,100	4,875,712
Mitsubishi Estate	226,300	3,959,202
Mitsubishi Gas Chemical	30,500	691,460
Mitsubishi Heavy Industries	64,900	2,362,931
Mitsubishi Materials	18,800	517,057
Mitsubishi Motors	121,700	970,610
Mitsubishi Tanabe Pharma	39,700	686,319
Mitsubishi UFJ Financial Group	2,257,100	12,865,969
Mitsubishi UFJ Lease & Finance	106,000	651,998
Mitsui & Co.	317,900	5,304,794
Mitsui Chemicals	38,000	1,012,510
Mitsui Fudosan	178,700	4,315,981
Mitsui OSK Lines	19,300	465,090
Mizuho Financial Group	4,690,920	7,901,879
MS&AD Insurance Group Holdings	88,554	2,754,640
Murata Manufacturing	35,600	5,987,192
Nabtesco	19,000	585,196
Nagoya Railroad	31,000	800,795
NEC	54,200	1,488,218
†Nexon	83,600	1,214,943
NGK Insulators	54,500	971,219
NGK Spark Plug	30,000	856,253
NH Foods	17,500	707,334
Nidec	42,800	6,426,862
Nikon	57,400	914,024
Nintendo	22,000	7,193,244
Nippon Building Fund	237	1,367,863
Nippon Electric Glass	19,800	550,820
Nippon Express	14,000	1,016,664
Nippon Paint Holdings	27,400	1,180,490
Nippon Prologis REIT	400	830,240
Nippon Steel & Sumitomo Metal	152,422	2,995,024
Nippon Telegraph & Telephone	129,100	5,872,263
Nippon Yusen	27,200	540,241
Nissan Chemical	20,700	966,617
Nissan Motor	429,900	4,185,812
Nisshin Seifun Group	31,765	672,799

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Nissin Foods Holdings	9,900	$716,244
Nitori Holdings	16,200	2,528,438
Nitto Denko	33,300	2,521,374
NOK	14,100	273,047
Nomura Holdings	669,900	3,256,471
Nomura Real Estate Holdings	21,000	466,224
Nomura Real Estate Master Fund	690	974,096
Nomura Research Institute	22,869	1,109,213
NSK	74,300	767,059
NTT Data	131,500	1,515,549
NTT DOCOMO	255,200	6,505,912
Obayashi	127,400	1,326,760
Obic	10,900	902,795
Odakyu Electric Railway	51,500	1,106,146
Oji Holdings	169,000	1,048,666
Olympus	59,500	2,230,276
Omron	39,300	1,835,171
Ono Pharmaceutical	80,100	1,878,876
Oracle Corp. Japan	5,900	482,274
Oriental Land	40,200	4,220,973
ORIX	244,900	3,875,399
Osaka Gas	77,800	1,610,952
Otsuka	17,600	690,710
Otsuka Holdings	71,800	3,478,618
Panasonic	412,700	5,567,154
Park24	17,800	484,731
Persol Holdings	34,500	769,991
Pola Orbis Holdings	14,000	616,448
Rakuten	189,900	1,285,382
Recruit Holdings	204,400	5,660,393
†Renesas Electronics	159,500	1,564,531
Resona Holdings	400,300	2,142,598
Ricoh	138,600	1,271,893
Rinnai	5,400	476,521
Rohm	19,500	1,637,989
Ryohin Keikaku	4,700	1,655,602
Sankyo	7,600	297,575
Santen Pharmaceutical	62,800	1,095,306
SBI Holdings	35,870	924,653
Secom	42,300	3,250,202
Sega Sammy Holdings	31,700	543,437
Seibu Holdings	30,000	506,164
Seiko Epson	58,100	1,010,709
Sekisui Chemical	82,800	1,411,971
Sekisui House	120,000	2,124,373
Seven & i Holdings	140,500	6,130,655
Seven Bank	91,400	279,859
SG Holdings	18,400	403,848
Sharp	28,100	685,273
Shimadzu	42,500	1,285,959
Shimamura	3,500	308,224
Shimano	15,200	2,232,326

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Shimizu	108,300	$1,123,937
Shin-Etsu Chemical	70,300	6,268,996
Shinsei Bank	30,100	463,809
Shionogi & Co.	53,500	2,750,020
Shiseido	70,200	5,578,464
Shizuoka Bank	90,000	813,711
Showa Shell Sekiyu	36,300	541,967
SMC	11,100	4,073,459
SoftBank Group	155,900	11,226,940
Sohgo Security Services	11,900	561,062
Sompo Holdings	63,575	2,572,515
Sony	238,700	12,211,505
Sony Financial Holdings	29,300	559,986
Stanley Electric	25,300	863,785
Start Today	40,400	1,465,077
Subaru	122,900	3,579,935
SUMCO	45,600	921,349
Sumitomo	218,500	3,591,835
Sumitomo Chemical	322,000	1,826,455
Sumitomo Dainippon Pharma	36,600	775,207
Sumitomo Electric Industries	153,100	2,281,669
Sumitomo Heavy Industries	23,000	776,950
Sumitomo Metal Mining	51,000	1,952,202
Sumitomo Mitsui Financial Group	253,400	9,855,398
Sumitomo Mitsui Trust Holdings	67,346	2,672,185
Sumitomo Realty & Development	73,000	2,696,085
Sumitomo Rubber Industries	28,800	457,824
Sundrug	12,600	510,988
Suntory Beverage & Food	29,000	1,238,947
Suruga Bank	29,100	260,471
Suzuken Aichi	13,050	552,811
Suzuki Motor	68,900	3,807,345
Sysmex	30,300	2,829,806
T&D Holdings	96,500	1,450,790
Taiheiyo Cement	19,800	651,863
Taisei	42,000	2,317,843
Taisho Pharmaceutical Holdings	7,700	902,037
Taiyo Nippon Sanso	21,900	314,115
Takashimaya	70,000	599,377
Takeda Pharmaceutical	135,400	5,721,006
TDK	24,100	2,464,092
Teijin	31,600	579,968
Terumo	58,100	3,332,295
THK	20,300	582,148
Tobu Railway	33,400	1,022,680
Toho (Tokyo)	24,600	825,444
Toho Gas	12,000	415,662
Tohoku Electric Power	94,800	1,158,510
Tokio Marine Holdings	128,100	6,008,430
Tokyo Century	8,200	465,122
†Tokyo Electric Power Holdings	283,800	1,322,683
Tokyo Electron	30,500	5,239,669

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Gas	80,000	$2,124,735
Tokyo Tatemono	32,000	439,615
Tokyu	104,000	1,792,277
Tokyu Fudosan Holdings	86,300	609,552
Toppan Printing	89,000	697,756
Toray Industries	296,300	2,339,034
†Toshiba	1,270,000	3,819,808
Tosoh	52,000	806,431
TOTO	29,400	1,364,910
Toyo Seikan Group Holdings	27,500	483,358
Toyo Suisan Kaisha	13,900	495,285
Toyoda Gosei	10,900	276,549
Toyota Industries	32,000	1,794,879
Toyota Motor	437,100	28,306,977
Toyota Tsusho	41,700	1,397,345
Trend Micro	25,100	1,432,796
Tsuruha Holdings	6,500	815,472
Unicharm	82,600	2,486,617
United Urban Investment	599	930,028
USS	37,900	721,611
West Japan Railway	33,400	2,462,879
Yahoo Japan	279,400	928,684
Yakult Honsha	21,300	1,423,655
Yamada Denki	105,800	526,539
Yamaguchi Financial Group	32,000	360,710
Yamaha	28,600	1,487,928
Yamaha Motor	57,700	1,451,946
Yamato Holdings	68,600	2,022,403
Yamazaki Baking	28,900	756,989
Yaskawa Electric	52,300	1,849,384
Yokogawa Electric	50,700	903,043
Yokohama Rubber	16,000	332,820

		661,544,570

Netherlands–4.42%
ABN AMRO Group CVA	76,594	1,987,501
Akzo Nobel	50,276	4,304,787
ASML Holding	78,445	15,545,890
CNH Industrial	207,500	2,204,129
EXOR	18,655	1,257,012
Heineken	50,409	5,063,794
Heineken Holding	20,589	1,973,999
ING Groep	734,140	10,569,148
Koninklijke Ahold Delhaize	238,443	5,709,694
Koninklijke DSM	37,128	3,733,998
Koninklijke KPN	692,779	1,885,034
Koninklijke Philips	188,281	8,008,931
Koninklijke Vopak	11,600	536,034
NN Group	60,921	2,478,641
†NXP Semiconductors	65,720	7,181,224
Randstad	20,765	1,222,653
RELX	193,102	4,118,840

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Royal Dutch Shell Class B	710,988	$25,461,487
Unilever CVA	295,350	16,481,511
Wolters Kluwer	56,250	3,170,139

		122,894,446

New Zealand–0.19%
†a2 Milk	140,003	1,086,683
Auckland International Airport	179,084	822,371
Fisher & Paykel Healthcare	110,969	1,119,122
Fletcher Building	139,134	654,936
Meridian Energy	215,758	455,935
Ryman Healthcare	58,695	475,857
Spark New Zealand	302,819	765,020

		5,379,924

Norway–0.74%
Aker BP	20,676	763,639
DNB	195,739	3,828,571
Equinor	218,013	5,792,729
Gjensidige Forsikring	32,572	534,311
Marine Harvest	85,935	1,711,451
Norsk Hydro	274,794	1,646,196
Orkla	168,001	1,472,834
Schibsted Class B	15,002	423,663
Telenor	151,104	3,101,172
Yara International	31,230	1,296,081

		20,570,647

Portugal–0.16%
Energias de Portugal	486,724	1,932,547
Galp Energia	103,089	1,966,527
Jeronimo Martins	41,950	605,997

		4,505,071

Singapore–1.26%
Ascendas Real Estate Investment Trust	514,387	996,684
CapitaLand	533,300	1,236,865
CapitaLand Commercial Trust	572,156	697,085
CapitaLand Mall Trust	545,400	828,608
City Developments	90,100	722,784
ComfortDelGro	363,000	626,092
Dairy Farm International Holdings	64,700	568,713
DBS Group Holdings	336,395	6,569,887
Genting Singapore	1,017,800	911,351
Golden Agri-Resources	1,199,480	268,507
Jardine Cycle & Carriage	22,288	520,517
Keppel	246,515	1,293,638
Oversea-Chinese Banking	594,055	5,075,083
SATS	113,200	415,413
Sembcorp Industries	151,000	304,771
Singapore Airlines	91,000	713,974
Singapore Exchange	135,000	710,422
Singapore Press Holdings	341,200	651,097

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Technologies Engineering	338,800	$818,093
Singapore Telecommunications	1,630,000	3,684,697
Suntec Real Estate Investment Trust	451,000	572,646
United Overseas Bank	262,985	5,165,122
UOL Group	77,051	430,920
Venture	52,300	684,794
Wilmar International	283,300	636,255

		35,104,018

South Africa–0.03%
Mediclinic International	62,675	435,579
†Old Mutual	139,596	277,085

		712,664

Spain–2.97%
ACS Actividades de Construccion y Servicios	43,202	1,750,660
Aena	13,671	2,482,557
Amadeus IT Group	83,042	6,555,608
Banco Bilbao Vizcaya Argentaria	1,296,765	9,198,236
Banco de Sabadell	1,084,927	1,818,747
Banco Santander	3,061,439	16,417,082
Bankia	208,766	781,857
Bankinter	120,397	1,172,882
CaixaBank	719,255	3,112,840
Enagas	38,184	1,116,566
Endesa	65,741	1,450,613
Ferrovial	102,440	2,102,487
Gas Natural SDG	61,664	1,633,214
Grifols	61,295	1,845,340
Iberdrola	1,129,801	8,739,584
Industria de Diseno Textil	203,609	6,957,285
Mapfre	181,469	547,812
Red Electrica	88,653	1,805,545
Repsol	243,730	4,771,787
Siemens Gamesa Renewable Energy	42,189	566,832
Telefonica	905,403	7,696,302

		82,523,836

Sweden–2.68%
Alfa Laval	61,046	1,449,005
ArcelorMittal	124,542	3,652,002
Assa Abloy Class B	200,049	4,263,751
Atlas Copco Class A	124,955	3,638,403
Atlas Copco Class B	78,670	2,061,006
Boliden	56,006	1,817,104
Electrolux Class B	49,478	1,126,917
†Epiroc Class A	124,955	1,311,248
†Epiroc Class B	78,670	720,232
Essity Class B	121,674	3,004,917
Hennes & Mauritz Class B	167,727	2,499,964
Hexagon Class B	52,310	2,917,224
Husqvarna Class B	76,246	723,749

LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Sweden (continued)
ICA Gruppen	14,943	$458,296
Industrivarden Class C	25,640	497,242
Investor Class B	90,979	3,706,505
Kinnevik Class B	48,587	1,664,817
L E Lundbergforetagen Class B	12,752	391,811
Lundin Petroleum	31,520	1,005,416
Millicom International Cellular SDR	11,134	657,592
Nordea Bank	568,076	5,472,252
Sandvik	226,103	4,013,775
Securitas Class B	53,264	876,856
Skandinaviska Enskilda Banken Class A	304,068	2,891,052
Skanska Class B	66,792	1,214,027
SKF Class B	67,025	1,247,447
Svenska Handelsbanken Class A	304,811	3,388,169
Swedbank Class A	180,474	3,864,673
Swedish Match	31,779	1,574,270
Tele2 Class B	56,196	660,668
Telefonaktiebolaget LM Ericsson Class B	565,906	4,375,990
Telia	526,440	2,407,456
Volvo Class B	308,957	4,939,587

		74,493,423

Switzerland–8.25%
ABB	358,411	7,857,319
Adecco Group	32,946	1,954,869
Baloise Holding	10,323	1,504,200
Barry Callebaut	344	618,318
Chocoladefabriken Lindt & Spruengli Class R	21	1,598,909
Chocoladefabriken Lindt & Spruengli PC	217	1,408,977
Cie Financiere Richemont Class A	99,561	8,457,105
†Clariant	45,189	1,086,945
†Credit Suisse Group	489,172	7,384,754
†Dufry	7,390	943,245
EMS-Chemie Holding	1,378	885,688
Ferguson	43,423	3,524,382
Geberit	7,433	3,196,723
Givaudan	1,848	4,202,460
†Glencore	2,208,496	10,551,079
†Julius Baer Group	45,310	2,666,532
Kuehne + Nagel International Class R	11,035	1,662,549
†LafargeHolcim	92,921	4,539,552
†Lonza Group	14,907	3,966,469
Nestle	592,781	46,031,364
Novartis	423,197	32,170,322
Pargesa Holding Bearer Shares	8,576	728,306
Partners Group Holding	3,523	2,588,087
Roche Holding	133,626	29,759,885
Schindler Holding	3,438	724,886

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Schindler Holding PC	7,448	$1,606,476
SGS	1,039	2,771,926
Sika	25,980	3,604,617
Sonova Holding	10,736	1,928,100
Straumann Holding Class R	1,686	1,285,398
Swatch Group	6,259	2,977,497
Swatch Group Bearer Shares	12,067	1,046,099
†Swiss Life Holding	6,604	2,300,697
†Swiss Prime Site	12,045	1,108,656
Swiss Re	61,165	5,293,184
Swisscom	5,241	2,345,563
†Temenos	11,525	1,745,683
†UBS Group	737,550	11,413,666
Vifor Pharma	8,627	1,382,080
Zurich Insurance Group	28,862	8,571,457

		229,394,024

United Arab Emirates–0.03%
NMC Health	19,900	940,742

		940,742

United Kingdom–16.31%
3i Group	197,413	2,346,385
Admiral Group	35,605	896,330
Aegon	328,828	1,972,251
Anglo American (London Stock Exchange)	201,612	4,509,480
Antofagasta	66,393	867,459
Ashtead Group	101,347	3,040,199
Associated British Foods	71,759	2,592,994
AstraZeneca	239,701	16,617,624
Auto Trader Group	168,540	947,332
Aviva	784,045	5,215,107
Babcock International Group	41,546	448,402
BAE Systems	590,929	5,044,254
Barclays	3,278,426	8,177,468
Barratt Developments	208,017	1,414,930
Berkeley Group Holdings	22,114	1,104,650
BHP Billiton (London Stock Exchange)	402,374	9,059,424
BP	3,806,459	29,051,330
British American Tobacco	363,274	18,362,202
British American Tobacco ADR	78,459	3,958,257
British Land	192,836	1,710,717
BT Group	1,591,441	4,574,463
Bunzl	68,569	2,076,836
Burberry Group	89,452	2,549,972
Carnival	37,931	2,176,084
Centrica	1,016,953	2,115,858
Coca-Cola European Partners	44,629	1,812,655
†Coca-Cola HBC	38,089	1,272,282
Compass Group	295,742	6,317,095

LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
ConvaTec Group	295,847	$829,303
Croda International	22,097	1,400,384
DCC	18,319	1,666,970
Diageo	472,421	16,971,061
Direct Line Insurance Group	242,254	1,096,302
easyJet	26,750	590,624
Experian	181,040	4,478,697
Fresnillo	36,441	549,944
G4S	261,232	922,925
GlaxoSmithKline	948,904	19,157,931
GVC Holdings	103,717	1,438,614
Hammerson	133,317	919,489
Hargreaves Lansdown	54,465	1,417,118
HSBC Holdings	3,805,143	35,690,199
Imperial Brands	178,145	6,634,716
Informa	239,337	2,637,473
InterContinental Hotels Group	37,030	2,306,680
International Consolidated Airlines Group	34,180	300,244
International Consolidated Airlines Group (London Stock Exchange)	102,223	895,794
Intertek Group	32,884	2,480,667
Investec	139,504	990,514
ITV	712,834	1,636,927
J Sainsbury	333,823	1,415,088
John Wood Group	132,407	1,097,044
Johnson Matthey	38,061	1,817,860
Kingfisher	436,260	1,709,990
Land Securities Group	151,148	1,908,801
Legal & General Group	1,191,161	4,181,612
Lloyds Banking Group	13,789,112	11,473,953
London Stock Exchange Group	63,037	3,719,563
Marks & Spencer Group	337,057	1,312,696
Meggitt	130,524	849,754
Melrose Industries	909,169	2,552,136
Merlin Entertainments	119,494	609,834
Micro Focus International ADR	88,542	1,529,120
Mondi	75,020	2,030,647
National Grid	633,494	7,009,474
Next	27,365	2,184,955
Pearson	161,264	1,883,529
Persimmon	63,027	2,106,946
Prudential	488,383	11,179,606
†Quilter	300,687	575,088
Randgold Resources	19,248	1,478,428
Reckitt Benckiser Group	129,973	10,701,873
RELX	196,316	4,203,703
Rio Tinto (London Stock Exchange)	229,978	12,750,601
†Rolls-Royce Holdings	331,333	4,321,169
†Royal Bank of Scotland Group	722,624	2,442,382
Royal Dutch Shell Class A	879,804	30,525,880
Royal Mail	151,527	1,010,688

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
RSA Insurance Group	210,221	$1,884,922
Sage Group	210,171	1,743,568
Schroders	23,299	971,049
Segro	174,459	1,541,242
Severn Trent	41,713	1,089,729
Shire	170,309	9,586,240
Sky	189,239	3,650,070
Smith & Nephew	175,979	3,246,831
Smiths Group	81,390	1,823,897
SSE	193,948	3,468,297
St James’s Place	92,031	1,393,730
Standard Chartered	536,300	4,902,098
Standard Life Aberdeen	540,510	2,323,342
Taylor Wimpey	674,538	1,592,606
Tesco	1,884,946	6,385,817
Travis Perkins	42,088	790,137
TUI	77,915	1,709,521
Unilever	238,706	13,206,152
United Utilities Group	133,977	1,349,461
Vodafone Group	5,045,165	12,239,391
Weir Group	46,598	1,229,954
Whitbread	37,636	1,966,440
Wm Morrison Supermarkets	392,650	1,305,864

		453,227,394

Total Common Stock (Cost $2,176,780,130)		2,732,585,344

ΔPREFERRED STOCK–0.54%
Germany–0.54%
Bayerische Motoren Werke 5.76%	10,228	815,793
FUCHS PETROLUB 2.15%	12,670	624,984
Henkel 1.65%	32,985	4,217,927
Porsche Automobil Holding 3.15%	30,053	1,914,832
Sartorius 0.37%	6,807	1,018,294
Schaeffler 4.87%	27,682	360,446
Volkswagen 2.69%	36,092	5,994,322

Total Preferred Stock (Cost $12,863,734)		14,946,598

ΔRIGHTS–0.01%
Spain–0.01%
†ACS Actividades de Construccion y Servicios expiration date 7/9/18	43,202	44,498
†Repsol expiration date 7/9/18	243,730	138,358

Total Rights (Cost $184,941)		182,856

LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.26%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	7,321,029	$7,321,029

Total Money Market Fund (Cost $7,321,029)		7,321,029

TOTAL VALUE OF SECURITIES–99.14% (Cost $2,197,149,834)	$2,755,035,827
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	23,897,428

NET ASSETS APPLICABLE TO 287,546,607 SHARES OUTSTANDING–100.00%	$2,778,933,255

NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,474,001,938 / 255,966,021 Shares)	$9.665

NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($304,931,317 / 31,580,586 Shares)	$9.656

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$2,378,820,689
Undistributed net investment income	42,060,965
Accumulated net realized loss on investments	(199,234,715)
Net unrealized appreciation of investments, foreign currencies and derivatives	557,286,316

TOTAL NET ASSETS	$2,778,933,255

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2.

∎	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing.

«

Includes $1,521,000 cash collateral held at broker for futures contracts, $207,870 variation margin due to broker on future contracts, $1,571,102 payable for fund shares redeemed, $786,872 due to manager and affiliates and $266,035 other accrued expenses payable as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at June 30, 2018:1

Futures Contract

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
338 E-mini MSCI EAFE Index	$33,046,260	$33,984,758	9/24/18	$(938,498)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

LVIP SSGA International Index Fund–14

LVIP SSGA International Index Fund

Statement of Net Assets (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

CDI–Chess Depository Interest

CVA–Dutch Certificate

EAFE–Europe Australasia Far East

FDR–Fiduciary Depositary Receipt

HSBC–Hong Kong and Shanghai Banking Corporation

MSCI–Morgan Stanley Capital International

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SDR–Swedish Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–15

LVIP SSGA International Index Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$64,883,591
Foreign tax withheld	(5,903,087)

58,980,504

EXPENSES:
Management fees	5,832,426
Index fees	473,602
Shareholder servicing fees	422,851
Distribution fees-Service Class	389,544
Accounting and administration expenses	352,926
Custodian fees	121,552
Professional fees	65,556
Pricing fees	47,801
Trustees’ fees and expenses	43,313
Reports and statements to shareholders	32,837
Consulting fees	1,742
Other	14,715
7,798,865
Less:
Management fees waived	(1,730,416)
Expenses paid indirectly	(1,122)

Total operating expenses	6,067,327

NET INVESTMENT INCOME	52,913,177

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(4,984,748)
Foreign currencies	(440,161)
Foreign currency exchange contracts	76,446
Futures contracts	899,899

Net realized loss	(4,448,564)

Net change in unrealized appreciation (depreciation) of:
Investments	(114,299,923)
Foreign currencies	(15,142)
Futures contracts	(2,001,848)

Net change in unrealized appreciation (depreciation)	(116,316,913)

NET REALIZED AND UNREALIZED LOSS	(120,765,477)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,852,300)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$52,913,177	$63,122,869
Net realized loss	(4,448,564)	(6,674,508)
Net change in unrealized appreciation (depreciation)	(116,316,913)	496,091,667

Net increase (decrease) in net assets resulting from operations	(67,852,300)	552,540,028

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(65,296,493)
Service Class	—	(7,127,527)

	—	(72,424,020)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	85,744,437	546,996,448
Service Class	22,118,067	37,262,933
Reinvestment of dividends and distributions:
Standard Class	—	65,296,493
Service Class	—	7,127,527

	107,862,504	656,683,401

Cost of shares redeemed:
Standard Class	(222,833,128)	(413,728,441)
Service Class	(23,330,288)	(59,685,624)

	(246,163,416)	(473,414,065)

Increase (decrease) in net assets derived from capital share transactions	(138,300,912)	183,269,336

NET INCREASE (DECREASE) IN NET ASSETS	(206,153,212)	663,385,344
NET ASSETS:
Beginning of period	2,985,086,467	2,321,701,123

End of period	$2,778,933,255	$2,985,086,467

Undistributed (Distributions in excess of) net investment income	$42,060,965	$(10,852,212)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–16

LVIP SSGA International Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months Ended 6/30/18[1] (unaudited)	LVIP SSGA International Index Fund Standard Class
				Year Ended
		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.906	$8.152	$8.326	$8.657	$9.458	$7.942

Income (loss) from investment operations:
Net investment income[2]	0.181	0.231	0.238	0.222	0.300	0.202
Net realized and unrealized gain (loss)	(0.422)	1.775	(0.154)	(0.329)	(0.849)	1.461

Total from investment operations	(0.241)	2.006	0.084	(0.107)	(0.549)	1.663

Less dividends and distributions from:
Net investment income	—	(0.252)	(0.258)	(0.224)	(0.252)	(0.147)

Total dividends and distributions	—	(0.252)	(0.258)	(0.224)	(0.252)	(0.147)

Net asset value, end of period	$9.665	$9.906	$8.152	$8.326	$8.657	$9.458

Total return[3]	(2.40% )	24.69%	1.02%	(1.22% )	(5.84% )	20.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,474,002	$2,671,016	$2,049,699	$2,173,659	$1,861,073	$1,552,699
Ratio of expenses to average net assets	0.39%	0.40%	0.41%	0.41%	0.43%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.51%	0.50%	0.49%	0.48%	0.48%	0.51%
Ratio of net investment income to average net assets	3.66%	2.49%	2.94%	2.48%	3.18%	2.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.54%	2.39%	2.86%	2.41%	3.13%	2.28%
Portfolio turnover	2%	8%	18%	1%	2%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–17

LVIP SSGA International Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended
		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$9.908	$8.155	$8.330	$8.660	$9.460	$7.944

Income (loss) from investment operations:
Net investment income[2]	0.169	0.207	0.218	0.200	0.276	0.180
Net realized and unrealized gain (loss)	(0.421)	1.775	(0.155)	(0.329)	(0.847)	1.461

Total from investment operations	(0.252)	1.982	0.063	(0.129)	(0.571)	1.641

Less dividends and distributions from:
Net investment income	—	(0.229)	(0.238)	(0.201)	(0.229)	(0.125)

Total dividends and distributions	—	(0.229)	(0.238)	(0.201)	(0.229)	(0.125)

Net asset value, end of period	$9.656	$9.908	$8.155	$8.330	$8.660	$9.460

Total return[3]	(2.52% )	24.38%	0.76%	(1.46% )	(6.08% )	20.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$304,931	$314,070	$272,002	$270,652	$288,408	$315,299
Ratio of expenses to average net assets	0.64%	0.65%	0.66%	0.66%	0.68%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.75%	0.74%	0.73%	0.73%	0.76%
Ratio of net investment income to average net assets	3.41%	2.24%	2.69%	2.23%	2.93%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.29%	2.14%	2.61%	2.16%	2.88%	2.03%
Portfolio turnover	2%	8%	18%	1%	2%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund–18

LVIP SSGA International Index Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in a government money market fund have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP SSGA International Index Fund–19

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Taxable non-cash dividends are recorded as dividend income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee as follows: 0.087% of the first $1 billion of average daily net assets of the Fund and 0.135% of the average daily net assets of the Fund in excess of $1 billon. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.40% of the Fund’s average daily net assets for the Standard Class and 0.65% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at the least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$83,199
Legal	16,575

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln. Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,557 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to

LVIP SSGA International Index Fund–20

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$655,175
Distribution fees payable to LFD	63,418
Printing and mailing fees payable to Lincoln Life	898
Shareholder servicing fees payable to Lincoln Life	67,381

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$45,177,051
Sales	106,251,210

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$2,197,149,834

Aggregate unrealized appreciation of investments and derivatives	$787,209,096
Aggregate unrealized depreciation of investments and derivatives	(230,261,601)

Net unrealized appreciation of investments and derivatives	$556,947,495

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses; however, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers, if any may expire without being utilized, due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss, whereas before the Act, capital losses carried forward were treated as short-term.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Pre-Enactment Short-Term Capital Losses Expiring In	Post-Enactment Losses (No Expiration)*
2018	Short-Term	Long-Term	Total
$56,183	$3,573,865	$149,350,000	$152,980,048

*Capital Loss Carryovers with no expiration must be utilized first.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP SSGA International Index Fund–21

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$2,732,585,344	$—	$—	$2,732,585,344
Preferred Stock	14,946,598	—	—	14,946,598
Rights	44,498	138,358	—	182,856
Money Market Fund	7,321,029	—	—	7,321,029

Total Investments	$2,754,897,469	$138,358	$—	$2,755,035,827

Derivatives:
Liabilities:
Futures Contracts	$(938,498)	$—	$—	$(938,498)

The securities that have been valued at zero on the Statement of Net Assets are considered to be Level 3 investments in this table.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSGA International Index Fund–22

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	8,565,303	57,448,333
Service Class	2,215,040	4,077,810
Shares reinvested:
Standard Class	—	6,679,305
Service Class	—	729,034

	10,780,343	68,934,482

Shares redeemed:
Standard Class	(22,236,928)	(45,925,190)
Service Class	(2,332,156)	(6,463,462)

	(24,569,084)	(52,388,652)

Net increase (decrease)	(13,788,741)	16,545,830

5.Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that the counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

No foreign currency exchange contracts were outstanding at June 30, 2018.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP SSGA International Index Fund–23

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

5.Derivatives (continued)

During the six months ended June 30, 2018, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(938,498)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$899,899	$(2,001,848)
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	76,446	—

Total		$976,345	$(2,001,848)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long	Short
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$53,760	$288,400
Futures contracts (average notional value)	50,327,201	—

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counter party certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no open derivatives subject to the offsetting provisions.

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP SSGA International Index Fund–24

LVIP SSGA International Index Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA International Index Fund–25

LVIP SSGA International Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA International Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA International Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$974.40	0.25%	$1.22
Service Class Shares	1,000.00	973.20	0.50%	2.45

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA International Managed Volatility Fund–1

LVIP SSGA International Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	95.10%
Investment Company	95.10%
International Equity Fund	95.10%
Unaffiliated Investments	4.66%
Common Stock	0.02%
Money Market Fund	4.64%
Total Value of Securities	99.76%
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%

LVIP SSGA International Managed Volatility Fund–2

LVIP SSGA International Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–95.10%
INVESTMENT COMPANY–95.10%
International Equity Fund–95.10%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	40,645,564	$392,961,309

Total Affiliated Investment (Cost $335,242,533)		392,961,309

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS–4.66%
Common Stock–0.02%
China Merchants Shekou Industrial Zone Holdings	19,861	$57,107

		57,107

Money Market Fund–4.64%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	19,188,500	19,188,500

		19,188,500

Total Unaffiliated Investments (Cost $19,240,860)		19,245,607

TOTAL VALUE OF SECURITIES–99.76% (Cost $354,483,393)	412,206,916
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	1,000,755

NET ASSETS APPLICABLE TO 42,451,365 SHARES OUTSTANDING–100.00%	$413,207,671

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
(65)	British Pound	$(5,377,125)	$(5,398,756)	9/18/18	$21,631	$—
(61)	Euro	(8,949,081)	(8,949,578)	9/18/18	497	—
(56)	Japanese Yen	(6,347,250)	(6,405,884)	9/18/18	58,634	—

					80,762	—

Equity Contracts:
(229)	Euro STOXX 50 Index	(9,068,423)	(8,969,475)	9/24/18	—	(98,948)
(55)	FTSE 100 Index	(5,517,644)	(5,415,945)	9/24/18	—	(101,699)
(32)	Nikkei 225 Index (OSE)	(6,442,487)	(6,442,201)	9/14/18	—	(286)

					—	(200,933)

Total Futures Contracts					$80,762	$(200,933)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP SSGA International Managed Volatility Fund–3

LVIP SSGA International Managed Volatility Fund

Schedule of Investments (continued)

Summary of Abbreviations:

FTSE–Financial Times Stock Exchange

OSE–Osaka Securities Exchange

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–4

LVIP SSGA International Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investment, at value	$392,961,309
Unaffiliated investments, at value	19,245,607
Cash	99,330
Cash collateral held at broker for futures contracts	1,429,656
Foreign currencies, at value	160,593
Dividends receivable	26,592
Receivable for fund shares sold	24,206
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	17,329

TOTAL ASSETS	413,964,622

LIABILITIES:
Variation margin due to broker on futures contracts	283,663
Due to manager and affiliates	172,574
Payable for fund shares redeemed	158,938
Payable for securities purchased	117,791
Other accrued expenses payable	23,985

TOTAL LIABILITIES	756,951

TOTAL NET ASSETS	$413,207,671

Affiliated investment, at cost	$335,242,533
Unaffiliated investments, at cost	19,240,860
Foreign currencies, at cost	159,159

Standard Class:
Net Assets	$21,047,158
Shares Outstanding	2,160,813
Net Asset Value Per Share	$9.740

Service Class:
Net Assets	$392,160,513
Shares Outstanding	40,290,552
Net Asset Value Per Share	$9.733

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$360,622,692
Accumulated net investment loss	(458,257)
Accumulated net realized loss on investments	(4,561,550)
Net unrealized appreciation of investments, foreign currencies and derivatives	57,604,786

TOTAL NET ASSETS	$413,207,671

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–5

LVIP SSGA International Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$135,989

EXPENSES:
Management fees	1,615,739
Distribution fees-Service Class	504,919
Shareholder servicing fees	61,653
Accounting and administration expenses	29,616
Reports and statements to shareholders	21,782
Professional fees	17,606
Trustees’ fees and expenses	6,267
Consulting fees	1,977
Custodian fees	1,905
Pricing fees	155
Other	1,098

2,262,717
Less:
Management fees waived	(1,126,765)
Expenses reimbursed	(99,357)
Expenses paid indirectly	(183)

Total operating expenses	1,036,412

NET INVESTMENT LOSS	(900,423)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investment	163,050
Foreign currencies	912
Futures contracts	(288,949)

Net realized loss	(124,987)

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	(9,703,598)
Unaffiliated investments	(2,515)
Foreign currencies	1,470
Futures contracts	(499,727)

Net change in unrealized appreciation (depreciation)	(10,204,370)

NET REALIZED AND UNREALIZED LOSS	(10,329,357)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,229,780)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(900,423)	$8,306,933
Net realized gain (loss)	(124,987)	4,038,916
Net change in unrealized appreciation (depreciation)	(10,204,370)	74,435,678

Net increase (decrease) in net assets resulting from operations	(11,229,780)	86,781,527

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(447,819)
Service Class	—	(7,657,408)

	—	(8,105,227)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,619,233	2,004,350
Service Class	17,508,498	30,637,302
Reinvestment of dividends and distributions:
Standard Class	—	447,819
Service Class	—	7,657,408

	19,127,731	40,746,879

Cost of shares redeemed:
Standard Class	(1,344,965)	(2,475,709)
Service Class	(22,018,589)	(65,760,546)

	(23,363,554)	(68,236,255)

Decrease in net assets derived from capital share transactions	(4,235,823)	(27,489,376)

NET INCREASE (DECREASE) IN NET ASSETS	(15,465,603)	51,186,924
NET ASSETS:
Beginning of period	428,673,274	377,486,350

End of period	$413,207,671	$428,673,274

Undistributed (accumulated) net investment income (loss)	$(458,257)	$442,166

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–6

LVIP SSGA International Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)			Year Ended		1/2/14[3] to 12/31/14
			12/31/17	12/31/16[2]	12/31/15

Net asset value, beginning of period	$9.996		$8.217	$8.611	$9.123	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.009)		0.213	0.218	0.328	0.334
Net realized and unrealized gain (loss)	(0.247)		1.781	(0.529)	(0.645)	(0.989)

Total from investment operations	(0.256)		1.994	(0.311)	(0.317)	(0.655)

Less dividends and distributions from:
Net investment income	—		(0.215)	(0.083)	(0.194)	(0.222)
Return of capital	—		—	—	(0.001)	—

Total dividends and distributions	—		(0.215)	(0.083)	(0.195)	(0.222)

Net asset value, end of period	$9.740		$9.996	$8.217	$8.611	$9.123

Total return[5]	(2.56%	)	24.27%	(3.60% )	(3.50% )	(6.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,047		$21,319	$17,549	$9	$9
Ratio of expenses to average net assets[6]	0.25%		0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.83%		0.82%	0.84%	0.92%	1.26%
Ratio of net investment income (loss) to average net assets	(0.19%	)[7]	2.28%	2.64%	3.52%	3.27%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.77%	)[7]	1.71%	2.05%	2.85%	2.26%
Portfolio turnover	2%		8%	10%	7%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–7

LVIP SSGA International Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)			Year Ended		1/2/14[3] to 12/31/14
			12/31/17	12/31/16[2]	12/31/15

Net asset value, beginning of period	$10.001		$8.223	$8.613	$9.125	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.022)		0.189	0.197	0.301	0.302
Net realized and unrealized gain (loss)	(0.246)		1.781	(0.526)	(0.641)	(0.981)

Total from investment operations	(0.268)		1.970	(0.329)	(0.340)	(0.679)

Less dividends and distributions from:
Net investment income	—		(0.192)	(0.061)	(0.171)	(0.196)
Return of capital	—		—	—	(0.001)	—

Total dividends and distributions	—		(0.192)	(0.061)	(0.172)	(0.196)

Net asset value, end of period	$9.733		$10.001	$8.223	$8.613	$9.125

Total return[5]	(2.68%	)	23.95%	(3.81% )	(3.76% )	(6.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,161		$407,354	$359,937	$84,579	$16,584
Ratio of expenses to average net assets[6]	0.50%		0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.08%		1.07%	1.09%	1.17%	1.51%
Ratio of net investment income (loss) to average net assets	(0.44%	)[7]	2.03%	2.39%	3.27%	3.02%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.02%	)[7]	1.46%	1.80%	2.60%	2.01%
Portfolio turnover	2%		8%	10%	7%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund–8

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of open-end Underlying Funds are valued under the valuation policy of the Underlying Funds. For information regarding the determination of each Underlying Fund’s NAV, see the Underlying Fund’s prospectus and statement of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The

LVIP SSGA International Managed Volatility Fund–9

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.76% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment adviser of the Underlying Fund (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.53% of the average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, fees for the administrative and legal services were as follows:

Administrative	$12,065
Legal	2,404

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,825 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

LVIP SSGA International Managed Volatility Fund–10

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$17,329
Management fees payable to LIAC	79,222
Distribution fees payable to LFD	81,754
Printing and mailing fees payable to Lincoln Life	1,609
Shareholder servicing fees payable to Lincoln Life	9,989

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY– 95.10%@
International Equity Fund–95.10%@
*LVIP SSGA International Index Fund	$407,342,564	$9,689,888	$14,530,595	$163,050	$(9,703,598)	$392,961,309	40,645,564	$—	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$9,689,888
Sales	14,530,595

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$354,483,393

Aggregate unrealized appreciation of investments and derivatives	$57,804,285
Aggregate unrealized depreciation of investments and derivatives	(200,933)

Net unrealized appreciation of investments and derivatives	$57,603,352

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$120,510	$1,012,728	$1,133,238

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

LVIP SSGA International Managed Volatility Fund–11

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Company	$392,961,309
Unaffiliated Investments
Common Stock	57,107
Money Market Fund	19,188,500

Total Investments	$412,206,916

Derivatives:
Assets:
Futures Contracts	$80,762

Liabilities:
Futures Contracts	$(200,933)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	161,321	221,827
Service Class	1,737,927	3,319,472
Shares reinvested:
Standard Class	—	44,817
Service Class	—	765,889

	1,899,248	4,352,005

Shares redeemed:
Standard Class	(133,331)	(269,574)
Service Class	(2,179,674)	(7,127,002)

	(2,313,005)	(7,396,576)

Net decrease	(413,757)	(3,044,571)

LVIP SSGA International Managed Volatility Fund–12

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments, to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	$80,762	Variation margin due to broker on futures contracts	$—
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(200,933)

Total		$80,762		$(200,933)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(149,041)	$(214,413)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(139,908)	(285,314)

Total		$(288,949)	$(499,727)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$40,059,034	$1,606,623

LVIP SSGA International Managed Volatility Fund–13

LVIP SSGA International Managed Volatility Fund

Notes to Financial Statements (continued)

6. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA International Managed Volatility Fund–14

LVIP SSGA Large Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA Large Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,000.00	0.25%	$1.24
Service Class Shares	1,000.00	998.80	0.50%	2.48

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA Large Cap Managed Volatility Fund–1

LVIP SSGA Large Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets

Affiliated Investment	95.13%
Investment Company	95.13%
Equity Fund	95.13%
Unaffiliated Investment	4.61%
Investment Company	4.61%
Money Market Fund	4.61%
Total Value of Securities	99.74%
Receivables and Other Assets Net of Liabilities	0.26%
Total Net Assets	100.00%

LVIP SSGA Large Cap Managed Volatility Fund–2

LVIP SSGA Large Cap Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT–95.13%
INVESTMENT COMPANY–95.13%
Equity Fund–95.13%
*Lincoln Variable Insurance Products Trust–LVIP SSGA S&P 500 Index Fund	24,281,306	$457,629,780

Total Affiliated Investment (Cost $372,144,266)		457,629,780

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.61%
INVESTMENT COMPANY–4.61%
Money Market Fund–4.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	22,167,320	$22,167,320

Total Unaffiliated Investment (Cost $22,167,320)		22,167,320

TOTAL VALUE OF SECURITIES–99.74% (Cost $394,311,586)	479,797,100
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,250,294

NET ASSETS APPLICABLE TO 34,919,948 SHARES OUTSTANDING–100.00%	$481,047,394

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)		Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
157	E-mini S&P 500 Index	$21,364,560	$21,775,58	3	9/22/18	$(411,023)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–3

LVIP SSGA Large Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investment, at value	$457,629,780
Unaffiliated investment, at value	22,167,320
Cash collateral held at broker for futures contracts	879,200
Receivable for fund shares sold	491,353
Receivable for investment sold	94,186
Dividends receivable	29,342
Cash	20,663
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	17,788
Variation margin due from broker on futures contracts	16,485

TOTAL ASSETS	481,346,117

LIABILITIES:
Due to manager and affiliates	201,676
Payable for fund shares redeemed	79,786
Other accrued expenses payable	17,261

TOTAL LIABILITIES	298,723

TOTAL NET ASSETS	$481,047,394

Affiliated investment, at cost	$372,144,266
Unaffiliated investment, at cost	22,167,320

Standard Class:
Net Assets	$52,834
Shares Outstanding	3,829
Net Asset Value Per Share	$13.798

Service Class:
Net Assets	$480,994,560
Shares Outstanding	34,916,119
Net Asset Value Per Share	$13.776

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$414,767,192
Accumulated net investment loss	(954,706)
Accumulated net realized loss on investments	(17,839,583)
Net unrealized appreciation of investments and derivatives	85,074,491

TOTAL NET ASSETS	$481,047,394

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–4

LVIP SSGA Large Cap Managed Volatility Fund Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investment	$135,011

EXPENSES:
Management fees	1,528,175
Distribution fees-Service Class	545,711
Shareholder servicing fees	63,310
Accounting and administration expenses	29,393
Professional fees	18,315
Reports and statements to shareholders	16,762
Trustees’ fees and expenses	6,144
Consulting fees	1,963
Custodian fees	1,048
Pricing fees	22
Other	808

2,211,651
Less:
Management fees waived	(1,026,061)
Expenses reimbursed	(94,096)
Expenses paid indirectly	(6)

Total operating expenses	1,091,488

NET INVESTMENT LOSS	(956,477)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investment	(88,998)
Futures contracts	(9,610,841)

Net realized loss	(9,699,839)

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	10,216,259
Futures contracts	(642,585)

Net change in unrealized appreciation (depreciation)	9,573,674

NET REALIZED AND UNREALIZED LOSS	(126,165)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,082,642)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(956,477)	$5,138,865
Net realized gain (loss)	(9,699,839)	6,885,514
Net change in unrealized appreciation (depreciation)	9,573,674	52,659,668

Net increase (decrease) in net assets resulting from operations	(1,082,642)	64,684,047

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(871)
Service Class	—	(5,731,962)

	—	(5,732,833)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	97,840,384	90,523,952
Reinvestment of dividends and distributions:
Standard Class	—	871
Service Class	—	5,731,962

	97,840,384	96,256,785

Cost of shares redeemed:
Standard Class	(172)	(1,883)
Service Class	(19,930,263)	(38,808,668)

	(19,930,435)	(38,810,551)

Increase in net assets derived from capital share transactions	77,909,949	57,446,234

NET INCREASE IN NET ASSETS	76,827,307	116,397,448
NET ASSETS:
Beginning of period	404,220,087	287,822,639

End of period	$481,047,394	$404,220,087

Undistributed (accumulated) net investment income (loss)	$(954,706)	$1,771

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–5

LVIP SSGA Large Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18 (unaudited)[1]			Year Ended			5/1/13[3] to 12/31/13
			12/31/17	12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$13.798		$11.584	$10.890	$11.676	$11.194	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)		0.223	0.217	0.221	0.287	0.310
Net realized and unrealized gain (loss)	0.013		2.221	0.677	(0.822)	0.442	1.032

Total from investment operations	—		2.444	0.894	(0.601)	0.729	1.342

Less dividends and distributions from:
Net investment income	—		(0.230)	(0.200)	(0.185)	(0.247)	(0.148)
Return of capital	—		—	—	—	—	— [5]

Total dividends and distributions	—		(0.230)	(0.200)	(0.185)	(0.247)	(0.148)

Net asset value, end of period	$13.798		$13.798	$11.584	$10.890	$11.676	$11.194

Total return[6]	0.00%		21.09%	8.20%	(5.16% )	6.49%	13.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$53		$53	$46	$43	$13	$115
Ratio of expenses to average net assets[7]	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[7]	0.76%		0.76%	0.77%	0.79%	0.83%	1.41%
Ratio of net investment income (loss) to average net assets	(0.19%	)[8]	1.75%	1.95%	1.96%	2.54%	4.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.70%	)[8]	1.24%	1.43%	1.42%	1.96%	3.21%
Portfolio turnover	3%		5%	6%	12%	8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $2 were made by the Fund’s Standard Class, which calculated to de minimis amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–6

LVIP SSGA Large Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/18 (unaudited)[1]			Year Ended			5/1/13[3] to 12/31/13
			12/31/17	12/31/16[2]	12/31/15	12/31/14

Net asset value, beginning of period	$13.792		$11.582	$10.890	$11.675	$11.193	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.030)		0.192	0.189	0.195	0.265	0.298
Net realized and unrealized gain (loss)	0.014		2.217	0.675	(0.824)	0.435	1.025

Total from investment operations	(0.016)		2.409	0.864	(0.629)	0.700	1.323

Less dividends and distributions from:
Net investment income	—		(0.199)	(0.172)	(0.156)	(0.218)	(0.130)
Return of capital	—		—	—	—	—	— [5]

Total dividends and distributions	—		(0.199)	(0.172)	(0.156)	(0.218)	(0.130)

Net asset value, end of period	$13.776		$13.792	$11.582	$10.890	$11.675	$11.193

Total return[6]	(0.12%	)	20.79%	7.93%	(5.39% )	6.23%	13.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$480,994		$404,167	$287,777	$187,128	$106,260	$27,652
Ratio of expenses to average net assets[7]	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/ reimbursed[7]	1.01%		1.01%	1.02%	1.04%	1.08%	1.66%
Ratio of net investment income (loss) to average net assets	(0.44%	)[8]	1.50%	1.70%	1.71%	2.29%	4.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.95%	)[8]	0.99%	1.18%	1.17%	1.71%	2.97%
Portfolio turnover	3%		5%	6%	12%	8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $514 were made by the Fund’s Service Class, which calculated to de minimis amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–7

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in stocks that make up the S&P 500 Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

LVIP SSGA Large Cap Managed Volatility Fund–8

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.47% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of the average daily net assets for the Standard Class and 0.50% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$11,891
Legal	2,369

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,746 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$17,788
Management fees payable to LIAC	90,778
Distribution fees payable to LFD	98,661
Shareholder servicing fees payable to Lincoln Life	11,446
Printing and mailing fees payable to Lincoln Life	791

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP SSGA Large Cap Managed Volatility Fund–9

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANY–95.13%@
Equity Fund–95.13%@
*LVIP SSGA S&P 500 Index Fund	$384,096,435	$76,067,708	$12,661,624	$(88,998)	$10,216,259	$457,629,780	24,281,306	$—	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$76,067,708
Sales	12,661,624

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$394,311,586

Aggregate unrealized appreciation of investments and derivatives	$85,485,514
Aggregate unrealized depreciation of investments and derivatives	(411,023)

Net unrealized appreciation of investments and derivatives	$85,074,491

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

LVIP SSGA Large Cap Managed Volatility Fund–10

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Company	$457,629,780
Unaffiliated Investment Company	22,167,320

Total Investments	$479,797,100

Derivatives:

Liabilities:
Futures Contracts	$(411,023)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Service Class	7,039,965	7,084,861
Shares reinvested:
Standard Class	—	63
Service Class	—	413,704

	7,039,965	7,498,628

Shares redeemed:
Standard Class	(13)	(151)
Service Class	(1,428,330)	(3,041,173)

	(1,428,343)	(3,041,324)

Net increase	5,611,622	4,457,304

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

LVIP SSGA Large Cap Managed Volatility Fund–11

LVIP SSGA Large Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(411,023)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were open through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized loss from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(9,610,841)	$(642,585)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,919,443	$71,905,590

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Large Cap Managed Volatility Fund–12

LVIP SSGA Mid-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA Mid-Cap Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Mid-Cap Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,033.00	0.35%	$1.76
Service Class Shares	1,000.00	1,031.70	0.60%	3.02

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.06	0.35%	$1.76
Service Class Shares	1,000.00	1,021.82	0.60%	3.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.09%
Aerospace & Defense	1.00%
Airlines	0.33%
Auto Components	0.74%
Automobiles	0.26%
Banks	7.97%
Beverages	0.15%
Biotechnology	0.61%
Building Products	0.41%
Capital Markets	2.95%
Chemicals	2.76%
Commercial Services & Supplies	1.49%
Communications Equipment	1.28%
Construction & Engineering	1.18%
Construction Materials	0.28%
Consumer Finance	0.47%
Containers & Packaging	1.17%
Distributors	0.34%
Diversified Consumer Services	0.79%
Electric Utilities	1.25%
Electrical Equipment	1.19%
Electronic Equipment, Instruments & Components	4.40%
Energy Equipment & Services	2.05%
Equity Real Estate Investment Trusts	8.98%
Food & Staples Retailing	0.49%
Food Products	2.18%
Gas Utilities	2.21%
Health Care Equipment & Supplies	3.87%
Health Care Providers & Services	2.31%
Health Care Technology	0.38%
Hotels, Restaurants & Leisure	3.68%
Household Durables	1.50%
Household Products	0.21%
Industrial Conglomerates	0.37%
Insurance	4.26%
Internet Software & Services	0.65%
IT Services	3.15%
Leisure Products	0.71%
Life Sciences Tools & Services	1.34%
Machinery	4.85%
Marine	0.25%
Media	1.51%
Metals & Mining	2.32%

Security Type/Sector	Percentage of Net Assets
Multiline Retail	0.41%
Multi-Utilities	0.98%
Oil, Gas & Consumable Fuels	3.18%
Paper & Forest Products	0.39%
Personal Products	0.39%
Pharmaceuticals	0.60%
Professional Services	0.57%
Real Estate Management & Development	0.42%
Road & Rail	1.81%
Semiconductors & Semiconductor Equipment	2.70%
Software	3.50%
Specialty Retail	2.14%
Technology Hardware, Storage & Peripherals	0.20%
Textiles, Apparel & Luxury Goods	0.70%
Thrift & Mortgage Finance	0.55%
Trading Companies & Distributors	0.77%
Water Utilities	0.35%
Wireless Telecommunication Services	0.14%
Money Market Fund	1.82%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Teleflex	0.68%
Domino’s Pizza	0.67%
Keysight Technologies	0.62%
WellCare Health Plans	0.62%
Steel Dynamics	0.61%
PTC	0.60%
IDEX	0.58%
Old Dominion Freight Line	0.57%
Jack Henry & Associates	0.56%
Lamb Weston Holdings	0.56%
Total	6.07%

IT–Information Technology

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.09%
Aerospace & Defense–1.00%
Curtiss-Wright	20,740	$2,468,475
†Esterline Technologies	12,069	890,692
†KLX	23,850	1,714,815
†Teledyne Technologies	16,767	3,337,639

		8,411,621

Airlines–0.33%
†JetBlue Airways	148,807	2,824,357

		2,824,357

Auto Components–0.74%
Dana	68,459	1,382,187
Delphi Technologies	41,608	1,891,500
Gentex	129,161	2,973,286

		6,246,973

Automobiles–0.26%
Thor Industries	22,950	2,235,101

		2,235,101

Banks–7.97%
Associated Banc-Corp	79,803	2,178,622
BancorpSouth Bank	38,799	1,278,427
Bank of Hawaii	19,784	1,650,381
Bank of the Ozarks	56,905	2,563,001
Cathay General Bancorp	35,932	1,454,887
Chemical Financial	33,531	1,866,671
Commerce Bancshares	44,266	2,864,453
Cullen/Frost Bankers	27,263	2,950,947
East West Bancorp	68,223	4,448,140
First Horizon National	154,272	2,752,212
FNB	151,961	2,039,317
Fulton Financial	82,741	1,365,227
Hancock Whitney	40,034	1,867,586
Home BancShares	74,013	1,669,733
International Bancshares	25,457	1,089,560
MB Financial	39,436	1,841,661
PacWest Bancorp	58,736	2,902,733
Pinnacle Financial Partners	34,697	2,128,661
Prosperity Bancshares	32,735	2,237,765
†Signature Bank	25,346	3,241,246
Sterling Bancorp	105,660	2,483,010
Synovus Financial	55,927	2,954,623
TCF Financial	79,063	1,946,531
†Texas Capital Bancshares	23,304	2,132,316
Trustmark	32,079	1,046,738
UMB Financial	20,721	1,579,562
Umpqua Holdings	103,198	2,331,243
United Bankshares	49,357	1,796,595
Valley National Bancorp	124,669	1,515,975
Webster Financial	43,428	2,766,364
Wintrust Financial	26,418	2,299,687

		67,243,874

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–0.15%
†Boston Beer Class A	4,109	$1,231,467

		1,231,467

Biotechnology–0.61%
†Exelixis	133,000	2,862,160
†United Therapeutics	20,383	2,306,336

		5,168,496

Building Products–0.41%
Lennox International	17,452	3,493,018

		3,493,018

Capital Markets–2.95%
Eaton Vance	56,076	2,926,606
Evercore Class A	19,100	2,014,095
FactSet Research Systems	18,317	3,628,598
Federated Investors Class B	44,657	1,041,401
Interactive Brokers Group	33,492	2,157,220
Janus Henderson Group	84,585	2,599,297
Legg Mason	40,136	1,393,923
MarketAxess Holdings	17,646	3,491,438
SEI Investments	61,829	3,865,549
Stifel Financial	33,599	1,755,548

		24,873,675

Chemicals–2.76%
Ashland Global Holdings	29,221	2,284,498
Cabot	29,059	1,794,974
Chemours	83,810	3,717,812
Minerals Technologies	16,549	1,246,967
NewMarket	4,301	1,739,755
Olin	78,421	2,252,251
PolyOne	37,837	1,635,315
RPM International	63,019	3,675,268
Scotts Miracle-Gro Class A	18,371	1,527,732
Sensient Technologies	19,992	1,430,428
Valvoline	92,484	1,994,880

		23,299,880

Commercial Services & Supplies–1.49%
Brink’s	23,880	1,904,430
†Clean Harbors	24,146	1,341,310
Deluxe	22,464	1,487,341
Healthcare Services Group	34,604	1,494,547
Herman Miller	28,314	959,845
HNI	20,367	757,652
MSA Safety	16,000	1,541,440
Pitney Bowes	89,216	764,581
Rollins	44,983	2,365,206

		12,616,352

Communications Equipment–1.28%
†ARRIS International	82,103	2,007,008
†Ciena	67,767	1,796,503

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
InterDigital	16,357	$1,323,281
†Lumentum Holdings	29,500	1,708,050
†NetScout Systems	37,681	1,119,126
Plantronics	15,675	1,195,219
†ViaSat	25,770	1,693,604

		10,842,791

Construction & Engineering–1.18%
†AECOM	75,199	2,483,823
†Dycom Industries	14,682	1,387,596
EMCOR Group	27,422	2,089,008
Granite Construction	21,342	1,187,896
KBR	65,904	1,181,000
Valmont Industries	10,565	1,592,674

		9,921,997

Construction Materials–0.28%
Eagle Materials	22,471	2,358,781

		2,358,781

Consumer Finance–0.47%
Navient	124,200	1,618,326
†SLM	204,023	2,336,063

		3,954,389

Containers & Packaging–1.17%
AptarGroup	29,417	2,746,959
Bemis	42,723	1,803,338
Greif Class A	11,988	634,045
†Owens-Illinois	76,543	1,286,688
Silgan Holdings	34,748	932,289
Sonoco Products	46,683	2,450,857

		9,854,176

Distributors–0.34%
Pool	18,972	2,874,258

		2,874,258

Diversified Consumer Services–0.79%
†Adtalem Global Education	28,267	1,359,643
Graham Holdings Class B	2,120	1,242,532
Service Corp. International	86,399	3,092,220
†Sotheby’s	17,228	936,170

		6,630,565

Electric Utilities–1.25%
ALLETE	24,026	1,859,853
Hawaiian Electric Industries	51,185	1,755,645
IDACORP	23,661	2,182,491
OGE Energy	94,166	3,315,585
PNM Resources	37,332	1,452,215

		10,565,789

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.19%
Acuity Brands	19,200	$2,224,704
EnerSys	19,803	1,478,096
Hubbell	25,885	2,737,080
†nVent Electric	76,555	1,921,531
Regal Beloit	20,739	1,696,450

		10,057,861

Electronic Equipment, Instruments & Components–4.40%
†Arrow Electronics	41,262	3,106,203
Avnet	55,428	2,377,307
Belden	19,428	1,187,439
Cognex	81,515	3,636,384
†Coherent	11,642	1,821,042
Jabil	80,968	2,239,575
†Keysight Technologies	88,036	5,196,765
Littelfuse	11,703	2,670,391
National Instruments	50,502	2,120,074
SYNNEX	13,774	1,329,329
†Tech Data	16,403	1,347,014
†Trimble	117,455	3,857,222
†VeriFone Systems	52,188	1,190,930
Vishay Intertechnology	62,167	1,442,274
†Zebra Technologies	25,041	3,587,123

		37,109,072

Energy Equipment & Services–2.05%
†Apergy	36,442	1,521,453
Core Laboratories	20,697	2,612,168
†Diamond Offshore Drilling	30,722	640,861
†Dril-Quip	18,126	931,676
Ensco Class A	204,967	1,488,060
†McDermott International	84,400	1,658,460
Nabors Industries	165,192	1,058,881
Oceaneering International	46,162	1,175,285
Patterson-UTI Energy	104,027	1,872,486
†Rowan Class A	54,196	879,059
†Superior Energy Services	73,342	714,351
†Transocean	205,654	2,763,990

		17,316,730

Equity Real Estate Investment Trusts–8.98%
Alexander & Baldwin	32,137	755,219
American Campus Communities	64,088	2,748,093
Camden Property Trust	43,754	3,987,302
CoreCivic	55,538	1,326,803
CoreSite Realty	16,193	1,794,508
Corporate Office Properties Trust	47,987	1,391,143
Cousins Properties	197,212	1,910,984
CyrusOne	46,435	2,709,947
DCT Industrial Trust	44,145	2,945,796
Douglas Emmett	74,859	3,007,835
Education Realty Trust	35,568	1,476,072
EPR Properties	30,387	1,968,774

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
First Industrial Realty Trust	58,786	$1,959,925
GEO Group	58,113	1,600,432
Healthcare Realty Trust	58,807	1,710,108
Highwoods Properties	48,477	2,459,238
Hospitality Properties Trust	77,039	2,204,086
JBG SMITH Properties	43,656	1,592,134
Kilroy Realty	46,391	3,509,015
Lamar Advertising Class A	39,376	2,689,775
LaSalle Hotel Properties	52,292	1,789,955
Liberty Property Trust	69,280	3,071,182
Life Storage	21,864	2,127,586
Mack-Cali Realty	42,762	867,213
Medical Properties Trust	170,999	2,400,826
National Retail Properties	72,483	3,186,353
Omega Healthcare Investors	93,056	2,884,736
PotlatchDeltic	28,359	1,442,055
†Quality Care Properties	44,186	950,441
Rayonier	60,634	2,345,929
Sabra Health Care REIT	83,822	1,821,452
Senior Housing Properties Trust	111,536	2,017,686
Tanger Factory Outlet Centers	44,752	1,051,224
Taubman Centers	28,690	1,685,824
Uniti Group	77,485	1,552,025
Urban Edge Properties	49,630	1,135,038
Weingarten Realty Investors	55,895	1,722,125

		75,798,839

Food & Staples Retailing–0.49%
Casey’s General Stores	17,619	1,851,404
†Sprouts Farmers Market	58,064	1,281,472
†United Natural Foods	23,939	1,021,238

		4,154,114

Food Products–2.18%
Flowers Foods	87,122	1,814,751
†Hain Celestial Group	48,700	1,451,260
Ingredion	34,021	3,766,125
Lamb Weston Holdings	68,912	4,721,161
Lancaster Colony	9,246	1,279,831
†Post Holdings	31,703	2,727,092
Sanderson Farms	9,462	994,929
Tootsie Roll Industries	9,002	277,712
†TreeHouse Foods	26,606	1,397,081

		18,429,942

Gas Utilities–2.21%
Atmos Energy	52,279	4,712,429
National Fuel Gas	40,334	2,136,089
New Jersey Resources	41,251	1,845,982
ONE Gas	24,666	1,843,537
Southwest Gas Holdings	22,668	1,728,888
UGI	81,558	4,246,725

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
WGL Holdings	24,064	$2,135,680

		18,649,330

Health Care Equipment & Supplies–3.87%
†Avanos Medical	22,085	1,264,366
Cantel Medical	16,607	1,633,464
†Globus Medical	34,361	1,733,856
†Haemonetics	24,500	2,197,160
Hill-Rom Holdings	31,093	2,715,663
†ICU Medical	7,223	2,121,034
†Integra LifeSciences Holdings	33,100	2,131,971
†LivaNova	20,421	2,038,424
†Masimo	22,370	2,184,431
†NuVasive	24,083	1,255,206
STERIS	39,900	4,189,899
Teleflex	21,413	5,743,181
West Pharmaceutical Services	34,549	3,430,370

		32,639,025

Health Care Providers & Services–2.31%
†Acadia Healthcare	38,517	1,575,730
Chemed	7,500	2,413,575
Encompass Health	46,603	3,155,955
†LifePoint Health	18,020	879,376
†MEDNAX	44,334	1,918,776
†Molina Healthcare	22,239	2,178,088
Patterson	38,632	875,787
†Tenet Healthcare	38,419	1,289,726
†WellCare Health Plans	21,077	5,190,000

		19,477,013

Health Care Technology–0.38%
†Allscripts Healthcare Solutions	83,629	1,003,548
†Medidata Solutions	27,785	2,238,360

		3,241,908

Hotels, Restaurants & Leisure–3.68%
Boyd Gaming	38,539	1,335,762
Brinker International	20,529	977,180
Cheesecake Factory	20,235	1,114,139
Churchill Downs	5,313	1,575,305
Cracker Barrel Old Country Store	11,269	1,760,330
Domino’s Pizza	19,901	5,615,465
Dunkin’ Brands Group	38,890	2,686,132
ILG	49,664	1,640,402
International Speedway Class A	11,284	504,395
Jack in the Box	13,678	1,164,271
Papa John’s International	11,358	576,078
†Scientific Games Class A	25,143	1,235,778
Six Flags Entertainment	36,610	2,564,531
Texas Roadhouse	30,815	2,018,691
Wendy’s	84,123	1,445,233
Wyndham Destinations	46,863	2,074,625

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts	47,000	$2,765,010

		31,053,327

Household Durables–1.50%
†Helen of Troy	12,419	1,222,651
KB Home	39,575	1,078,023
†NVR	1,588	4,716,916
†Tempur Sealy International	21,708	1,043,069
Toll Brothers	66,645	2,465,199
†TRI Pointe Group	71,586	1,171,147
Tupperware Brands	24,221	998,874

		12,695,879

Household Products–0.21%
Energizer Holdings	28,069	1,767,224

		1,767,224

Industrial Conglomerates–0.37%
Carlisle	28,755	3,114,454

		3,114,454

Insurance–4.26%
Alleghany	7,183	4,130,009
American Financial Group	32,529	3,491,338
Aspen Insurance Holdings	28,112	1,144,158
Brown & Brown	107,545	2,982,223
CNO Financial Group	78,635	1,497,210
First American Financial	52,260	2,702,887
†Genworth Financial	236,589	1,064,651
Hanover Insurance Group	19,965	2,387,015
Kemper	22,950	1,736,167
Mercury General	17,341	790,056
Old Republic International	117,566	2,340,739
Primerica	20,701	2,061,820
Reinsurance Group of America	30,289	4,042,976
RenaissanceRe Holdings	18,874	2,270,920
WR Berkley	45,331	3,282,418

		35,924,587

Internet Software & Services–0.65%
†Cars.com	33,734	957,708
j2 Global	23,075	1,998,526
LogMeIn	24,511	2,530,761

		5,486,995

IT Services–3.15%
†Acxiom	36,636	1,097,248
Convergys	43,372	1,060,012
†CoreLogic	38,338	1,989,742
Jack Henry & Associates	36,452	4,751,883
Leidos Holdings	67,251	3,967,809
MAXIMUS	30,664	1,904,541
Perspecta	67,119	1,379,295
Sabre	119,069	2,933,860

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Science Applications International	19,773	$1,600,229
†Teradata	57,036	2,289,995
†WEX	18,785	3,578,167

		26,552,781

Leisure Products–0.71%
Brunswick	40,910	2,637,877
Polaris Industries	27,583	3,370,091

		6,007,968

Life Sciences Tools & Services–1.34%
†Bio-Rad Laboratories Class A	9,544	2,753,826
Bio-Techne	17,607	2,604,956
†Charles River Laboratories International	22,443	2,519,451
†PRA Health Sciences	23,700	2,212,632
†Syneos Health	26,062	1,222,308

		11,313,173

Machinery–4.85%
AGCO	30,988	1,881,591
Crane	23,844	1,910,620
Donaldson	61,281	2,764,999
Graco	78,998	3,572,290
IDEX	36,157	4,934,707
ITT	40,964	2,141,188
Kennametal	38,420	1,379,278
Lincoln Electric Holdings	29,132	2,556,624
Nordson	24,126	3,098,020
Oshkosh	34,871	2,452,129
Terex	33,783	1,425,305
Timken	32,038	1,395,255
Toro	49,963	3,010,271
Trinity Industries	70,479	2,414,611
Wabtec	40,216	3,964,493
Woodward	25,937	1,993,518

		40,894,899

Marine–0.25%
†Kirby	25,201	2,106,804

		2,106,804

Media–1.51%
†AMC Networks Class A	21,637	1,345,821
Cable One	2,197	1,611,038
Cinemark Holdings	49,937	1,751,790
John Wiley & Sons Class A	21,050	1,313,520
†Live Nation Entertainment	63,630	3,090,509
Meredith	18,592	948,192
New York Times Class A	59,957	1,552,886
TEGNA	101,121	1,097,163

		12,710,919

LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–2.32%
†Allegheny Technologies	58,918	$1,480,020
Carpenter Technology	21,998	1,156,435
Commercial Metals	55,108	1,163,330
Compass Minerals International	16,068	1,056,471
Reliance Steel & Aluminum	34,010	2,977,235
Royal Gold	30,879	2,866,806
Steel Dynamics	111,123	5,106,102
United States Steel	82,961	2,882,895
Worthington Industries	20,222	848,717

		19,538,011

Multiline Retail–0.41%
Big Lots	20,070	838,525
Dillard’s Class A	9,524	900,018
†Ollie’s Bargain Outlet Holdings	23,400	1,696,500

		3,435,043

Multi-Utilities–0.98%
Black Hills	25,157	1,539,860
MDU Resources Group	91,534	2,625,195
NorthWestern	23,155	1,325,624
Vectren	39,190	2,800,125

		8,290,804

Oil, Gas & Consumable Fuels–3.18%
†Callon Petroleum	105,128	1,129,075
†Chesapeake Energy	427,762	2,241,473
†CNX Resources	93,112	1,655,531
†Energen	45,703	3,328,092
†Gulfport Energy	74,109	931,550
†Matador Resources	48,549	1,458,897
Murphy Oil	76,243	2,574,726
†Oasis Petroleum	125,200	1,623,844
PBF Energy Class A	52,571	2,204,302
†QEP Resources	111,386	1,365,592
Range Resources	106,500	1,781,745
SM Energy	48,221	1,238,797
†Southwestern Energy	239,372	1,268,672
World Fuel Services	32,216	657,529
†WPX Energy	187,344	3,377,812

		26,837,637

Paper & Forest Products–0.39%
Domtar	29,502	1,408,425
Louisiana-Pacific	68,171	1,855,615

		3,264,040

Personal Products–0.39%
†Edgewell Personal Care	25,595	1,291,524
Nu Skin Enterprises Class A	26,124	2,042,636

		3,334,160

Pharmaceuticals–0.60%
†Akorn	44,682	741,274

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Catalent	62,517	$2,618,837
†Mallinckrodt	39,896	744,459
†Prestige Brands Holdings	25,174	966,178

		5,070,748

Professional Services–0.57%
Dun & Bradstreet	17,496	2,145,884
ManpowerGroup	30,894	2,658,738

		4,804,622

Real Estate Management & Development–0.42%
Jones Lang LaSalle	21,400	3,552,186

		3,552,186

Road & Rail–1.81%
†Avis Budget Group	33,665	1,094,113
†Genesee & Wyoming	28,675	2,331,851
Knight-Swift Transportation Holdings Class A	60,204	2,300,395
Landstar System	19,739	2,155,499
Old Dominion Freight Line	32,099	4,781,467
Ryder System	24,914	1,790,320
Werner Enterprises	20,793	780,777

		15,234,422

Semiconductors & Semiconductor Equipment–2.70%
†Cirrus Logic	29,298	1,122,992
†Cree	47,156	1,960,275
Cypress Semiconductor	167,969	2,616,957
†First Solar	38,383	2,021,249
†Integrated Device Technology	61,211	1,951,407
MKS Instruments	25,676	2,457,193
Monolithic Power Systems	18,265	2,441,483
†Silicon Laboratories	20,321	2,023,972
†Synaptics	16,433	827,730
Teradyne	90,140	3,431,630
Versum Materials	51,116	1,898,959

		22,753,847

Software–3.50%
†ACI Worldwide	54,729	1,350,164
Blackbaud	22,780	2,333,811
CDK Global	58,343	3,795,212
†CommVault Systems	19,928	1,312,259
†Fair Isaac	14,051	2,716,339
†Fortinet	68,141	4,254,043
†Manhattan Associates	31,384	1,475,362
†PTC	54,359	5,099,418
†Tyler Technologies	16,723	3,714,178
†Ultimate Software Group	13,660	3,514,855

		29,565,641

LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–2.14%
Aaron’s	29,159	$1,266,959
American Eagle Outfitters	78,661	1,828,868
†AutoNation	27,564	1,339,059
Bed Bath & Beyond	65,818	1,311,424
Dick’s Sporting Goods	36,625	1,291,031
†Five Below	26,100	2,550,231
†Michaels	52,055	997,894
†Murphy USA	14,518	1,078,542
†Sally Beauty Holdings	57,860	927,496
Signet Jewelers	27,926	1,556,875
†Urban Outfitters	37,774	1,682,832
Williams-Sonoma	36,111	2,216,493

		18,047,704

Technology Hardware, Storage & Peripherals–0.20%
†NCR	55,473	1,663,081

		1,663,081

Textiles, Apparel & Luxury Goods–0.70%
Carter’s	22,189	2,405,066
†Deckers Outdoor	14,315	1,616,020
†Skechers U.S.A. Class A	63,699	1,911,607

		5,932,693

Thrift & Mortgage Finance–0.55%
†LendingTree	3,715	794,267
New York Community Bancorp	229,870	2,537,765
Washington Federal	39,908	1,304,992

		4,637,024

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.77%
GATX	17,573	$1,304,444
MSC Industrial Direct	21,534	1,827,160
†NOW	51,459	685,948
Watsco	15,152	2,701,299

		6,518,851

Water Utilities–0.35%
Aqua America	83,356	2,932,464

		2,932,464

Wireless Telecommunication Services–0.14%
Telephone & Data Systems	43,752	1,199,680

		1,199,680

Total Common Stock (Cost $648,262,070)		827,763,062

MONEY MARKET FUND–1.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	15,348,914	15,348,914

Total Money Market Fund (Cost $15,348,914)		15,348,914

TOTAL VALUE OF SECURITIES–99.91% (Cost $663,610,984)	843,111,976
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	768,530

NET ASSETS APPLICABLE TO 62,579,144 SHARES OUTSTANDING–100.00%	$843,880,506

NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($790,951,577 / 58,648,936 Shares)	$13.486

NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($52,928,929 / 3,930,208 Shares)	$13.467

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$533,078,634

Undistributed net investment income	6,190,238
Accumulated net realized gain on investments	125,449,106
Net unrealized appreciation of investments and derivatives	179,162,528

TOTAL NET ASSETS	$843,880,506

†	Non-income producing.

«

Includes $652,500 cash collateral held at broker for futures contracts, $17,400 variation margin due from broker for futures contracts, $225,418 due to manager and affiliates, $63,069 other accrued expenses payable, $5,274,707 payable for securities purchased and $679,999 payable for fund shares redeemed as of June 30, 2018.

LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
87	E-mini S&P MidCap 400 Index	$17,018,070	$17,356,534	9/24/18	$(338,464)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

IT–Information Technology

REIT–Real Estate Investment Trust

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–9

LVIP SSGA Mid-Cap Index Fund Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$7,999,338
Foreign tax withheld	(4,106)

7,995,232

EXPENSES:
Management fees	1,335,106
Shareholder servicing fees	143,400
Accounting and administration expenses	120,691
Index fees	100,349
Distribution fees-Service Class	54,218
Professional fees	22,951
Trustees’ fees and expenses	15,529
Reports and statements to shareholders	8,443
Custodian fees	7,309
Consulting fees	1,204
Pricing fees	582
Other	5,251

1,815,033
Less:
Management fees waived	(9,411)
Expenses paid indirectly	(628)

Total operating expenses	1,804,994

NET INVESTMENT INCOME	6,190,238

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	83,203,301
Futures contracts	1,002,844

Net realized gain	84,206,145

Net change in unrealized appreciation (depreciation) of:
Investments	(55,275,109)
Futures contracts	(471,509)

Net change in unrealized appreciation (depreciation)	(55,746,618)

NET REALIZED AND UNREALIZED GAIN	28,459,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,649,765

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund

Statements of Changes in Net Assets

	Six months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,190,238	$11,604,668
Net realized gain	84,206,145	48,844,985
Net change in unrealized appreciation (depreciation)	(55,746,618)	95,751,671

Net increase in net assets resulting from operations	34,649,765	156,201,324

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(13,635,441)
Service Class	—	(338,526)
Net realized gain:
Standard Class	—	(6,231,934)
Service Class	—	(158,848)

	—	(20,364,749)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	38,269,917	112,162,849
Service Class	20,567,155	37,307,037
Reinvestment of dividends and distributions:
Standard Class	—	19,867,375
Service Class	—	497,374

	58,837,072	169,834,635

Cost of shares redeemed:
Standard Class	(346,942,298)	(209,671,912)
Service Class	(4,249,934)	(4,776,937)

	(351,192,232)	(214,448,849)

Decrease in net assets derived from capital share transactions	(292,355,160)	(44,614,214)

NET INCREASE (DECREASE) IN NET ASSETS	(257,705,395)	91,222,361
NET ASSETS:
Beginning of period	1,101,585,901	1,010,363,540

End of period	$843,880,506	$1,101,585,901

Undistributed (distributions in excess of) net investment income	$6,190,238	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–10

LVIP SSGA Mid-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended		9/2/14[2] to 12/31/14
		12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$13.055	$11.488	$9.682	$10.107	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.083	0.136	0.132	0.123	0.043
Net realized and unrealized gain (loss)	0.348	1.677	1.836	(0.371)	0.091

Total from investment operations	0.431	1.813	1.968	(0.248)	0.134

Less dividends and distributions from:
Net investment income	—	(0.169)	(0.156)	(0.092)	(0.027)
Net realized gain	—	(0.077)	(0.006)	(0.085)	—

Total dividends and distributions	—	(0.246)	(0.162)	(0.177)	(0.027)

Net asset value, end of period	$13.486	$13.055	$11.488	$9.682	$10.107

Total return[4]	3.30%	15.86%	20.31%	(2.48% )	1.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$790,952	$1,066,315	$1,010,352	$1,121,323	$693,664
Ratio of expenses to average net assets	0.35%	0.34%	0.33%	0.32%	0.33%
Ratio of net investment income to average net assets	1.27%	1.11%	1.28%	1.20%	1.33%
Portfolio turnover	13%	21%	23%	20%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–11

LVIP SSGA Mid-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		Year Ended		9/2/14[2] to
		12/31/17	12/31/16	12/31/15	12/31/14

Net asset value, beginning of period	$13.053	$11.485	$9.683	$10.106	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.067	0.107	0.107	0.098	0.035
Net realized and unrealized gain (loss)	0.347	1.675	1.831	(0.370)	0.090

Total from investment operations	0.414	1.782	1.938	(0.272)	0.125

Less dividends and distributions from:
Net investment income	—	(0.137)	(0.130)	(0.066)	(0.019)
Net realized gain	—	(0.077)	(0.006)	(0.085)	—

Total dividends and distributions	—	(0.214)	(0.136)	(0.151)	(0.019)

Net asset value, end of period	$13.467	$13.053	$11.485	$9.683	$10.106

Total return[4]	3.17%	15.58%	20.01%	(2.72% )	1.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,929	$35,271	$12	$10	$10
Ratio of expenses to average net assets	0.60%	0.59%	0.58%	0.57%	0.58%
Ratio of net investment income to average net assets	1.02%	0.86%	1.03%	0.95%	1.08%
Portfolio turnover	13%	21%	23%	20%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund–12

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in a government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closure or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 pm. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA Mid-Cap Index Fund–13

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.27% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$29,102
Legal	5,798

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $954 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares; the Standard Class and the Service Class. The two classes of shares are identical except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP SSGA Mid-Cap Index Fund–14

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$194,066
Distribution fees payable to LFD	10,613
Shareholder servicing fees payable to Lincoln Life	21,000
Prepaid Printing and mailing fees to Lincoln Life	261

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$125,105,842
Sales	407,760,843

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$663,610,984

Aggregate unrealized appreciation of investments and derivatives	$207,750,401
Aggregate unrealized depreciation of investments and derivatives	(28,587,873)

Net unrealized appreciation of investments and derivatives	$179,162,528

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Common Stock	$827,763,062
Money Market Fund	15,348,914

Total Investments	$843,111,976

Derivatives:
Liabilities:
Futures Contracts	$(338,464)

LVIP SSGA Mid-Cap Index Fund–15

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	2,870,492	9,203,140
Service Class	1,548,951	3,053,689
Shares reinvested:
Standard Class	—	1,569,686
Service Class	—	39,264

	4,419,443	13,865,779

Shares redeemed:
Standard Class	(25,898,310)	(17,045,709)
Service Class	(320,912)	(391,813)

	(26,219,222)	(17,437,522)

Net decrease	(21,799,779)	(3,571,743)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(338,464)

LVIP SSGA Mid-Cap Index Fund–16

LVIP SSGA Mid-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,002,844	$(471,509)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$19,327,092	$—

6. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Mid-Cap Index Fund–17

LVIP SSGA S&P 500 Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA S&P 500 Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA S&P 500 Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,025.10	0.24%	$1.21
Service Class Shares	1,000.00	1,023.90	0.49%	2.46

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.60	0.24%	$1.20
Service Class Shares	1,000.00	1,022.36	0.49%	2.46

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.74%
Aerospace & Defense	2.64%
Air Freight & Logistics	0.65%
Airlines	0.43%
Auto Components	0.17%
Automobiles	0.42%
Banks	6.06%
Beverages	1.75%
Biotechnology	2.49%
Building Products	0.29%
Capital Markets	2.99%
Chemicals	1.85%
Commercial Services & Supplies	0.34%
Communications Equipment	1.03%
Construction & Engineering	0.08%
Construction Materials	0.13%
Consumer Finance	0.69%
Containers & Packaging	0.33%
Distributors	0.10%
Diversified Consumer Services	0.02%
Diversified Financial Services	1.57%
Diversified Telecommunication Services	1.96%
Electric Utilities	1.82%
Electrical Equipment	0.49%
Electronic Equipment, Instruments & Components	0.42%
Energy Equipment & Services	0.78%
Equity Real Estate Investment Trusts	2.77%
Food & Staples Retailing	1.38%
Food Products	1.11%
Health Care Equipment & Supplies	3.03%
Health Care Providers & Services	3.11%
Health Care Technology	0.08%
Hotels, Restaurants & Leisure	1.64%
Household Durables	0.38%
Household Products	1.37%
Independent Power & Renewable Electricity Producers	0.08%
Industrial Conglomerates	1.59%
Insurance	2.36%
Internet & Direct Marketing Retail	4.18%
Internet Software & Services	5.27%
IT Services	4.50%
Leisure Products	0.07%
Life Sciences Tools & Services	0.85%

Security Type/Sector	Percentage of Net Assets
Machinery	1.47%
Media	2.24%
Metals & Mining	0.27%
Multiline Retail	0.50%
Multi-Utilities	0.95%
Oil, Gas & Consumable Fuels	5.47%
Personal Products	0.16%
Pharmaceuticals	4.31%
Professional Services	0.29%
Real Estate Management & Development	0.06%
Road & Rail	0.99%
Semiconductors & Semiconductor Equipment	3.98%
Software	5.99%
Specialty Retail	2.31%
Technology Hardware, Storage & Peripherals	4.44%
Textiles, Apparel & Luxury Goods	0.81%
Tobacco	0.99%
Trading Companies & Distributors	0.18%
Water Utilities	0.06%
Money Market Fund	1.11%
Short-Term Investment	0.06%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Apple	3.90%
Microsoft	3.24%
Amazon.com	2.94%
Alphabet Class A & Class C	2.89%
Facebook Class A	2.00%
Berkshire Hathaway Class B	1.54%
JPMorgan Chase & Co.	1.53%
Exxon Mobil	1.50%
Johnson & Johnson	1.39%
Bank of America	1.14%
Total	22.07%

IT–Information Technology

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.74%
Aerospace & Defense–2.64%
Arconic	150,360	$2,557,624
Boeing	185,189	62,132,761
General Dynamics	91,780	17,108,710
Harris	40,858	5,905,615
Huntington Ingalls Industries	15,800	3,425,282
L3 Technologies	27,176	5,226,488
Lockheed Martin	82,702	24,432,652
Northrop Grumman	57,833	17,795,214
Raytheon	95,901	18,526,155
Rockwell Collins	54,105	7,286,861
Textron	90,022	5,933,350
TransDigm Group	16,400	5,660,296
United Technologies	247,559	30,952,302

		206,943,310

Air Freight & Logistics–0.65%
CH Robinson Worldwide	47,627	3,984,475
Expeditors International of Washington	57,676	4,216,116
FedEx	81,903	18,596,895
United Parcel Service Class B	228,924	24,318,596

		51,116,082

Airlines–0.43%
Alaska Air Group	44,700	2,699,433
American Airlines Group	139,100	5,280,236
Delta Air Lines	215,600	10,680,824
Southwest Airlines	179,181	9,116,729
†United Continental Holdings	79,700	5,557,481

		33,334,703

Auto Components–0.17%
Aptiv	87,824	8,047,313
BorgWarner	70,798	3,055,642
Goodyear Tire & Rubber	88,037	2,050,382

		13,153,337

Automobiles–0.42%
Ford Motor	1,294,902	14,334,565
General Motors	419,306	16,520,656
Harley-Davidson	57,393	2,415,097

		33,270,318

Banks–6.06%
Bank of America	3,170,201	89,367,966
BB&T	257,926	13,009,787
Citigroup	860,262	57,568,733
Citizens Financial Group	160,900	6,259,010
Comerica	59,252	5,387,192
Fifth Third Bancorp	229,212	6,578,384
Huntington Bancshares	368,220	5,434,927
JPMorgan Chase & Co.	1,148,760	119,700,792
KeyCorp	350,294	6,844,745

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
M&T Bank	49,685	$8,453,903
People’s United Financial	123,917	2,241,659
PNC Financial Services Group	156,846	21,189,895
Regions Financial	370,614	6,589,517
SunTrust Banks	155,164	10,243,927
†SVB Financial Group	17,700	5,111,052
US Bancorp	522,156	26,118,243
Wells Fargo & Co.	1,469,482	81,468,082
Zions Bancorporation	64,142	3,379,642

		474,947,456

Beverages–1.75%
Brown-Forman Class B	91,850	4,501,569
Coca-Cola	1,285,197	56,368,740
Constellation Brands Class A	56,835	12,439,476
Molson Coors Brewing Class B	64,517	4,389,737
†Monster Beverage	136,651	7,830,102
PepsiCo	473,875	51,590,771

		137,120,395

Biotechnology–2.49%
AbbVie	509,510	47,206,101
†Alexion Pharmaceuticals	73,305	9,100,816
Amgen	223,257	41,211,010
†Biogen	70,349	20,418,094
†Celgene	237,640	18,873,369
Gilead Sciences	436,149	30,896,795
†Incyte	59,200	3,966,400
†Regeneron Pharmaceuticals	26,162	9,025,628
†Vertex Pharmaceuticals	84,300	14,327,628

		195,025,841

Building Products–0.29%
Allegion	33,625	2,601,230
AO Smith	51,700	3,058,055
Fortune Brands Home & Security	49,400	2,652,286
Johnson Controls International	306,989	10,268,782
Masco	106,821	3,997,242

		22,577,595

Capital Markets–2.99%
Affiliated Managers Group	19,500	2,899,065
Ameriprise Financial	48,382	6,767,674
Bank of New York Mellon	335,503	18,093,677
BlackRock	41,191	20,555,957
Cboe Global Markets	39,700	4,131,579
Charles Schwab	398,525	20,364,627
CME Group	113,053	18,531,648
†E*TRADE Financial	93,543	5,721,090
Franklin Resources	111,956	3,588,190
Goldman Sachs Group	117,586	25,935,944
Intercontinental Exchange	193,230	14,212,067
Invesco	143,439	3,809,740

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Moody’s	56,942	$9,712,027
Morgan Stanley	459,020	21,757,548
MSCI	30,100	4,979,443
Nasdaq	41,177	3,758,225
Northern Trust	70,284	7,231,521
Raymond James Financial	44,800	4,002,880
S&P Global	84,279	17,183,645
State Street	121,990	11,356,049
T. Rowe Price Group	82,335	9,558,270

		234,150,866

Chemicals–1.85%
Air Products & Chemicals	72,599	11,305,842
Albemarle	37,600	3,546,808
CF Industries Holdings	80,590	3,578,196
DowDuPont	783,282	51,633,949
Eastman Chemical	48,827	4,880,747
Ecolab	86,159	12,090,692
FMC	46,801	4,175,117
International Flavors & Fragrances	25,820	3,200,647
LyondellBasell Industries Class A	107,260	11,782,511
Mosaic	123,247	3,457,078
PPG Industries	84,256	8,739,875
Praxair	95,284	15,069,165
Sherwin-Williams	27,416	11,173,939

		144,634,566

Commercial Services & Supplies–0.34%
Cintas	29,008	5,368,511
†Copart	67,900	3,840,424
Republic Services	74,037	5,061,169
†Stericycle	29,701	1,939,178
Waste Management	132,271	10,758,923

		26,968,205

Communications Equipment–1.03%
Cisco Systems	1,581,124	68,035,766
†F5 Networks	21,096	3,638,005
Juniper Networks	111,704	3,062,924
Motorola Solutions	53,302	6,202,754

		80,939,449

Construction & Engineering–0.08%
Fluor	46,937	2,289,587
Jacobs Engineering Group	40,434	2,567,155
†Quanta Services	51,987	1,736,366

		6,593,108

Construction Materials–0.13%
Martin Marietta Materials	21,300	4,756,929
Vulcan Materials	43,563	5,622,241

		10,379,170

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Consumer Finance–0.69%
American Express	239,550	$23,475,900
Capital One Financial	161,430	14,835,417
Discover Financial Services	117,311	8,259,867
Synchrony Financial	236,268	7,886,626

		54,457,810

Containers & Packaging–0.33%
Avery Dennison	28,643	2,924,450
Ball	114,956	4,086,686
International Paper	142,101	7,400,620
Packaging Corp of America	33,100	3,700,249
Sealed Air	60,697	2,576,588
WestRock	86,218	4,916,150

		25,604,743

Distributors–0.10%
Genuine Parts	49,941	4,584,084
†LKQ	109,600	3,496,240

		8,080,324

Diversified Consumer Services–0.02%
H&R Block	74,314	1,692,873

		1,692,873

Diversified Financial Services–1.57%
†Berkshire Hathaway Class B	644,269	120,252,809
Jefferies Financial Group	111,225	2,529,257

		122,782,066

Diversified Telecommunication Services–1.96%
AT&T	2,428,040	77,964,364
CenturyLink	337,177	6,284,979
Verizon Communications	1,381,758	69,516,245

		153,765,588

Electric Utilities–1.82%
Alliant Energy	82,000	3,470,240
American Electric Power	162,978	11,286,227
Duke Energy	232,548	18,389,896
Edison International	107,404	6,795,451
Entergy	63,372	5,119,824
Evergy	90,800	5,098,410
Eversource Energy	104,374	6,117,360
Exelon	327,956	13,970,926
FirstEnergy	156,906	5,634,494
NextEra Energy	156,458	26,133,180
PG&E	174,473	7,425,571
Pinnacle West Capital	39,983	3,221,030
PPL	240,298	6,860,508
Southern	334,626	15,496,530
Xcel Energy	167,677	7,659,485

		142,679,132

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–0.49%
AMETEK	78,700	$5,678,992
Eaton	145,917	10,905,837
Emerson Electric	210,730	14,569,872
Rockwell Automation	42,190	7,013,244

		38,167,945

Electronic Equipment, Instruments & Components–0.42%
Amphenol Class A	104,632	9,118,679
Corning	297,560	8,185,876
FLIR Systems	49,450	2,569,917
†IPG Photonics	13,000	2,868,190
TE Connectivity	116,411	10,483,975

		33,226,637

Energy Equipment & Services–0.78%
Baker Hughes	138,397	4,571,253
Halliburton	289,437	13,042,031
Helmerich & Payne	38,008	2,423,390
National Oilwell Varco	124,690	5,411,546
Schlumberger	460,573	30,872,208
TechnipFMC	149,016	4,729,768

		61,050,196

Equity Real Estate Investment Trusts–2.77%
Alexandria Real Estate Equities	35,600	4,491,652
American Tower	147,903	21,323,175
Apartment Investment & Management	56,213	2,377,810
AvalonBay Communities	45,548	7,829,246
Boston Properties	52,712	6,611,139
Crown Castle International	139,565	15,047,898
Digital Realty Trust	67,800	7,565,124
Duke Realty	124,800	3,622,944
Equinix	26,242	11,281,173
Equity Residential	121,542	7,741,010
Essex Property Trust	21,700	5,187,819
Extra Space Storage	43,800	4,371,678
Federal Realty Investment Trust	24,600	3,113,130
Four Corners Property Trust	1	25
GGP	208,500	4,259,655
HCP	166,323	4,294,460
Host Hotels & Resorts	251,651	5,302,287
Iron Mountain	99,900	3,497,499
Kimco Realty	143,945	2,445,626
Macerich	36,410	2,069,180
Mid-America Apartment Communities	37,000	3,724,790
Prologis	176,589	11,600,131
Public Storage	49,551	11,241,140
Realty Income	97,900	5,266,041
Regency Centers	52,100	3,234,368
†SBA Communications	40,100	6,621,312
Simon Property Group	103,348	17,588,796
SL Green Realty	29,300	2,945,529
UDR	93,300	3,502,482

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Ventas	123,695	$7,044,430
Vornado Realty Trust	60,774	4,492,414
Welltower	126,101	7,905,272
Weyerhaeuser	258,507	9,425,165

		217,024,400

Food & Staples Retailing–1.38%
Costco Wholesale	146,148	30,542,009
Kroger	290,846	8,274,569
Sysco	158,918	10,852,510
Walgreens Boots Alliance	283,162	16,993,967
Walmart	483,495	41,411,347

		108,074,402

Food Products–1.11%
Archer-Daniels-Midland	191,223	8,763,750
Campbell Soup	62,850	2,547,939
Conagra Brands	138,952	4,964,755
General Mills	188,412	8,339,115
Hershey	46,230	4,302,164
Hormel Foods	94,272	3,507,861
JM Smucker	37,347	4,014,056
Kellogg	84,777	5,923,369
Kraft Heinz	198,124	12,446,150
McCormick & Co.	41,319	4,796,723
Mondelez International	494,508	20,274,828
Tyson Foods Class A	102,550	7,060,567

		86,941,277

Health Care Equipment & Supplies–3.03%
Abbott Laboratories	589,380	35,946,286
†ABIOMED	14,100	5,767,605
†Align Technology	24,600	8,416,644
Baxter International	164,622	12,155,688
Becton Dickinson & Co.	88,513	21,204,174
†Boston Scientific	455,987	14,910,775
Cooper	16,000	3,767,200
Danaher	204,101	20,140,687
DENTSPLY SIRONA	77,975	3,412,966
†Edwards Lifesciences	69,516	10,119,444
†Hologic	95,100	3,780,225
†IDEXX Laboratories	29,700	6,472,818
†Intuitive Surgical	37,269	17,832,471
Medtronic	451,296	38,635,451
ResMed	49,800	5,158,284
Stryker	107,012	18,070,046
†Varian Medical Systems	32,432	3,688,167
Zimmer Biomet Holdings	69,290	7,721,678

		237,200,609

Health Care Providers & Services–3.11%
Aetna	108,644	19,936,174
AmerisourceBergen	55,178	4,705,028

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
Anthem	84,988	$20,229,694
Cardinal Health	108,061	5,276,619
†Centene	66,200	8,156,502
Cigna	80,556	13,690,492
CVS Health	337,421	21,713,041
†DaVita	51,228	3,557,272
†Envision Healthcare	42,500	1,870,425
†Express Scripts Holding	187,332	14,463,904
HCA Healthcare	92,600	9,500,760
†Henry Schein	50,100	3,639,264
Humana	45,632	13,581,452
†Laboratory Corp. of America Holdings	34,947	6,274,035
McKesson	68,387	9,122,826
Quest Diagnostics	47,611	5,234,353
UnitedHealth Group	323,946	79,476,912
Universal Health Services Class B	29,600	3,298,624

		243,727,377

Health Care Technology–0.08%
†Cerner	109,629	6,554,718

		6,554,718

Hotels, Restaurants & Leisure–1.64%
Carnival	134,291	7,696,217
†Chipotle Mexican Grill	8,822	3,805,546
Darden Restaurants	43,630	4,671,028
Hilton Worldwide Holdings	94,600	7,488,536
Marriott International Class A	99,627	12,612,778
McDonald’s	266,818	41,807,712
MGM Resorts International	176,900	5,135,407
†Norwegian Cruise Line Holdings	72,600	3,430,350
Royal Caribbean Cruises	56,400	5,843,040
Starbucks	467,606	22,842,553
Wynn Resorts	28,350	4,744,089
Yum Brands	110,024	8,606,077

		128,683,333

Household Durables–0.38%
DR Horton	116,474	4,775,434
Garmin	37,124	2,264,564
Leggett & Platt	48,336	2,157,719
Lennar Class A	93,843	4,926,757
†Mohawk Industries	21,700	4,649,659
Newell Brands	166,803	4,301,849
PulteGroup	93,641	2,692,179
Whirlpool	24,808	3,627,674

		29,395,835

Household Products–1.37%
Church & Dwight	84,600	4,497,336
Clorox	42,585	5,759,621
Colgate-Palmolive	290,952	18,856,599
Kimberly-Clark	116,331	12,254,308

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products (continued)
Procter & Gamble	843,831	$65,869,448

		107,237,312

Independent Power & Renewable Electricity Producers–0.08%
AES	228,515	3,064,386
NRG Energy	101,055	3,102,389

		6,166,775

Industrial Conglomerates–1.59%
3M	198,371	39,023,543
General Electric	2,906,383	39,555,873
Honeywell International	250,372	36,066,087
Roper Technologies	35,164	9,702,099

		124,347,602

Insurance–2.36%
Aflac	271,422	11,676,574
Allstate	117,472	10,721,669
American International Group	298,544	15,828,803
Aon	81,596	11,192,523
Arthur J. Gallagher & Co.	63,400	4,138,752
Assurant	19,716	2,040,409
†Brighthouse Financial	34,728	1,391,551
Chubb	154,346	19,605,029
Cincinnati Financial	52,875	3,535,223
Everest Re Group	14,100	3,249,768
Hartford Financial Services Group	117,689	6,017,439
ßLincoln National	75,536	4,702,116
Loews	88,408	4,268,338
Marsh & McLennan	168,469	13,809,404
MetLife	344,215	15,007,774
Principal Financial Group	91,533	4,846,672
Progressive	193,018	11,417,015
Prudential Financial	140,125	13,103,089
Torchmark	38,379	3,124,434
Travelers	90,006	11,011,334
Unum Group	72,311	2,674,784
Willis Towers Watson	43,573	6,605,667
XL Group	87,042	4,870,000

		184,838,367

Internet & Direct Marketing Retail–4.18%
†Amazon.com	135,358	230,081,528
†Booking Holdings	16,275	32,990,890
Expedia Group	41,749	5,017,812
†Netflix	145,300	56,874,779
†TripAdvisor	39,134	2,180,155

		327,145,164

Internet Software & Services–5.27%
†Akamai Technologies	57,203	4,188,976
†Alphabet Class A	99,920	112,828,665
†Alphabet Class C	101,898	113,682,504

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†eBay	312,244	$11,321,967
†Facebook Class A	806,400	156,699,648
†Twitter	216,200	9,441,454
†VeriSign	32,087	4,409,396

		412,572,610

IT Services–4.50%
Accenture Class A	216,167	35,362,760
Alliance Data Systems	17,000	3,964,400
Automatic Data Processing	147,268	19,754,529
Broadridge Financial Solutions	39,600	4,557,960
Cognizant Technology Solutions Class A	195,216	15,420,112
DXC Technology	94,450	7,613,615
Fidelity National Information Services	109,689	11,630,325
†Fiserv	136,824	10,137,290
†FleetCor Technologies	30,100	6,340,565
†Gartner	31,500	4,186,350
Global Payments	55,226	6,157,147
International Business Machines	285,363	39,865,211
Mastercard Class A	309,020	60,728,610
Paychex	109,376	7,475,850
†PayPal Holdings	375,444	31,263,222
Total System Services	58,068	4,907,907
Visa Class A	603,428	79,924,039
Western Union	156,387	3,179,348

		352,469,240

Leisure Products–0.07%
Hasbro	39,684	3,663,230
Mattel	118,368	1,943,603

		5,606,833

Life Sciences Tools & Services–0.85%
Agilent Technologies	109,837	6,792,320
†Illumina	50,100	13,992,429
†IQVIA Holdings	49,500	4,941,090
†Mettler-Toledo International	8,400	4,860,492
PerkinElmer	39,675	2,905,400
Thermo Fisher Scientific	133,653	27,684,882
†Waters	27,216	5,268,745

		66,445,358

Machinery–1.47%
Caterpillar	198,881	26,982,185
Cummins	51,429	6,840,057
Deere & Co.	107,600	15,042,480
Dover	53,051	3,883,333
Flowserve	47,884	1,934,514
Fortive	104,600	8,065,706
Illinois Tool Works	102,119	14,147,566
Ingersoll-Rand	85,475	7,669,672
PACCAR	116,255	7,203,160

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Parker-Hannifin	45,582	$7,103,955
Pentair	58,794	2,474,052
Snap-on	20,375	3,274,670
Stanley Black & Decker	52,040	6,911,432
Xylem	58,973	3,973,601

		115,506,383

Media–2.24%
CBS Class B	113,674	6,390,752
†Charter Communications Class A	61,900	18,149,699
Comcast Class A	1,551,544	50,906,159
†Discovery Communications Class A	52,143	1,433,933
†Discovery Communications Class C	113,655	2,898,203
†DISH Network Class A	79,100	2,658,551
Interpublic Group	135,580	3,177,995
News Class A	135,890	2,106,295
News Class B	38,200	605,470
Omnicom Group	78,697	6,002,220
Twenty-First Century Fox Class A	349,557	17,369,487
Twenty-First Century Fox Class B	144,400	7,114,588
Viacom Class B	123,923	3,737,518
Walt Disney	503,290	52,749,825

		175,300,695

Metals & Mining–0.27%
Freeport-McMoRan	459,461	7,930,297
Newmont Mining	175,932	6,634,396
Nucor	104,943	6,558,937

		21,123,630

Multiline Retail–0.50%
Dollar General	85,229	8,403,579
†Dollar Tree	81,183	6,900,555
Kohl’s	56,603	4,126,359
Macy’s	99,117	3,709,949
Nordstrom	40,611	2,102,838
Target	180,238	13,719,717

		38,962,997

Multi-Utilities–0.95%
Ameren	85,201	5,184,481
CenterPoint Energy	150,835	4,179,638
CMS Energy	96,538	4,564,317
Consolidated Edison	105,312	8,212,230
Dominion Energy	221,110	15,075,280
DTE Energy	62,092	6,434,594
NiSource	110,795	2,911,693
Public Service Enterprise Group	166,789	9,029,956
SCANA	49,706	1,914,675
Sempra Energy	86,588	10,053,733
WEC Energy Group	103,958	6,720,885

		74,281,482

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.47%
Anadarko Petroleum	181,227	$13,274,878
Andeavor	49,161	6,448,940
Apache	125,026	5,844,965
Cabot Oil & Gas	157,096	3,738,885
Chevron	639,434	80,843,641
Cimarex Energy	33,700	3,428,638
†Concho Resources	51,000	7,055,850
ConocoPhillips	390,510	27,187,306
Devon Energy	179,514	7,891,435
EOG Resources	192,302	23,928,138
EQT	84,607	4,668,614
Exxon Mobil	1,418,310	117,336,786
Hess	87,720	5,867,591
HollyFrontier	59,400	4,064,742
Kinder Morgan	628,281	11,101,725
Marathon Oil	278,229	5,803,857
Marathon Petroleum	157,120	11,023,539
†Newfield Exploration	73,397	2,220,259
Noble Energy	171,285	6,042,935
Occidental Petroleum	254,098	21,262,921
ONEOK	135,677	9,474,325
Phillips 66	139,271	15,641,526
Pioneer Natural Resources	56,314	10,656,861
Valero Energy	143,745	15,931,258
Williams	282,218	7,650,930

		428,390,545

Personal Products–0.16%
Coty Class A	158,867	2,240,025
Estee Lauder Class A	74,367	10,611,427

		12,851,452

Pharmaceuticals–4.31%
Allergan	114,003	19,006,580
Bristol-Myers Squibb	543,526	30,078,729
Eli Lilly & Co.	320,752	27,369,768
Johnson & Johnson	898,081	108,973,149
Merck & Co.	902,481	54,780,597
†Mylan	169,905	6,140,367
†Nektar Therapeutics	53,700	2,622,171
Perrigo	46,651	3,401,324
Pfizer	1,966,648	71,349,989
Zoetis	161,621	13,768,493

		337,491,167

Professional Services–0.29%
Equifax	39,418	4,931,586
†IHS Markit	119,200	6,149,528
Nielsen Holdings	109,500	3,386,835
Robert Half International	41,817	2,722,287
†Verisk Analytics Class A	51,000	5,489,640

		22,679,876

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–0.06%
†CBRE Group Class A	104,876	$5,006,780

		5,006,780

Road & Rail–0.99%
CSX	294,704	18,796,221
JB Hunt Transport Services	28,800	3,500,640
Kansas City Southern	35,738	3,786,798
Norfolk Southern	94,232	14,216,782
Union Pacific	262,102	37,134,611

		77,435,052

Semiconductors & Semiconductor Equipment–3.98%
†Advanced Micro Devices	270,100	4,048,799
Analog Devices	122,556	11,755,571
Applied Materials	349,253	16,131,996
Broadcom	136,685	33,165,248
Intel	1,566,528	77,872,107
KLA-Tencor	53,421	5,477,255
Lam Research	54,050	9,342,543
Microchip Technology	77,403	7,039,803
†Micron Technology	384,559	20,166,274
NVIDIA	202,510	47,974,619
†Qorvo	41,300	3,311,021
QUALCOMM	492,624	27,646,059
Skyworks Solutions	62,700	6,059,955
Texas Instruments	327,524	36,109,521
Xilinx	83,955	5,478,903

		311,579,674

Software–5.99%
Activision Blizzard	252,100	19,240,272
†Adobe Systems	163,700	39,911,697
†ANSYS	29,400	5,120,892
†Autodesk	72,903	9,556,854
CA	102,219	3,644,107
†Cadence Design Systems	98,500	4,266,035
†Citrix Systems	42,356	4,440,603
†Electronic Arts	101,679	14,338,773
Intuit	80,740	16,495,586
Microsoft	2,577,388	254,156,231
Oracle	1,011,578	44,570,127
†Red Hat	58,503	7,861,048
†salesforce.com	237,136	32,345,350
Symantec	215,525	4,450,591
†Synopsys	48,700	4,167,259
†Take-Two Interactive Software	38,200	4,521,352

		469,086,777

Specialty Retail–2.31%
Advance Auto Parts	25,800	3,501,060
†AutoZone	9,427	6,324,857
Best Buy	83,777	6,248,089
†CarMax	62,209	4,533,170

LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Foot Locker	41,100	$2,163,915
Gap	75,150	2,434,109
Home Depot	387,785	75,656,853
L Brands	85,443	3,151,138
Lowe’s	275,997	26,377,033
†O’Reilly Automotive	27,557	7,538,768
Ross Stores	126,526	10,723,079
Tiffany & Co.	34,515	4,542,174
TJX	210,046	19,992,178
Tractor Supply	42,700	3,266,123
†Ulta Beauty	19,000	4,435,740

		180,888,286

Technology Hardware, Storage & Peripherals–4.44%
Apple	1,652,489	305,892,238
Hewlett Packard Enterprise	518,676	7,577,856
HP	543,076	12,322,394
NetApp	91,843	7,212,431
Seagate Technology	98,472	5,560,714
Western Digital	98,534	7,627,517
Xerox	74,696	1,792,704

		347,985,854

Textiles, Apparel & Luxury Goods–0.81%
Hanesbrands	122,200	2,690,844
†Michael Kors Holdings	51,100	3,403,260
NIKE Class B	431,868	34,411,242
PVH	26,133	3,912,633
Ralph Lauren	18,372	2,309,728
Tapestry	96,734	4,518,445
†Under Armour Class A	63,800	1,434,224
†Under Armour Class C	64,252	1,354,432
VF	111,852	9,118,175

		63,152,983

Tobacco–0.99%
Altria Group	632,901	35,942,448

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
Philip Morris International	517,516	$41,784,242

		77,726,690

Trading Companies & Distributors–0.18%
Fastenal	99,403	4,784,266
†United Rentals	28,700	4,236,694
WW Grainger	17,753	5,475,025

		14,495,985

Water Utilities–0.06%
American Water Works	58,600	5,003,268

		5,003,268

Total Common Stock (Cost $3,987,327,641)		7,736,042,503

MONEY MARKET FUND–1.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	86,538,663	86,538,663

Total Money Market Fund (Cost $86,538,663)		86,538,663

	Principal Amount°

SHORT-TERM INVESTMENT–0.06%
≠U.S. Treasury Obligations–0.06%
U.S. Treasury Bill 2.052% 12/6/18	5,000,000	4,955,844

Total Short-Term Investment (Cost $4,954,685)		4,955,844

TOTAL VALUE OF SECURITIES–99.91% (Cost $4,078,820,989)	7,827,537,010
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	6,994,505

NET ASSETS APPLICABLE TO 415,794,754 SHARES OUTSTANDING–100.00%	$7,834,531,515

NET ASSET VALUE PER SHARE –LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($6,586,326,422 / 349,460,932 Shares)	$18.847

NET ASSET VALUE PER SHARE –LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($1,248,205,093 / 66,333,822 Shares)	$18.817

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$3,828,665,599
Undistributed net investment income	65,033,646
Accumulated net realized gain on investments	194,189,748
Net unrealized appreciation of investments and derivatives	3,746,642,522

TOTAL NET ASSETS	$7,834,531,515

LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund

Statement of Net Assets (continued)

†	Non-income producing.
«

Includes $79,275 variation margin due from broker on futures contracts, $1,547,324 due to manager and affiliates, $369,451 other accrued expenses payable, $3,840,594 payable for securities purchased and $3,701,306 payable for fund shares redeemed as of June 30, 2018.

ß	Considered an affiliated investment. See Note 2 in Notes to Financial Statements.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at June 30, 20181:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
755	E-mini S&P 500 Index	$102,740,400	$104,813,899	9/22/18	$(2,073,499)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

IT–Information Technology

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–10

LVIP SSGA S&P 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$76,023,478
Interest	57,348
Dividends from affiliated investments	49,854
Foreign tax withheld	(16,901)

76,113,779

EXPENSES:
Management fees	6,625,675
Distribution fees-Service Class	1,557,348
Shareholder servicing fees	1,146,975
Accounting and administration expenses	956,140
Index fees	399,278
Reports and statements to shareholders	127,135
Trustees’ fees and expenses	118,658
Professional fees	81,584
Custodian fees	40,930
Consulting fees	3,254
Pricing fees	732
Other	37,462

11,095,171
Less:
Management fees waived	(9,917)
Expenses paid indirectly	(5,121)

Total operating expenses	11,080,133

NET INVESTMENT INCOME	65,033,646

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Sale of investments in unaffiliated investments	154,672,128
Futures contracts	3,887,737

Net realized gain	158,559,865

Net change in unrealized appreciation (depreciation) of:
Affiliated investment	(1,104,336)
Unaffiliated investments	(15,546,952)
Futures contracts	(3,387,457)

Net change in unrealized appreciation (depreciation)	(20,038,745)

NET REALIZED AND UNREALIZED GAIN	138,521,120

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$203,554,766

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$65,033,646	$131,704,558
Net realized gain	158,559,865	155,349,913
Net change in unrealized appreciation (depreciation)	(20,038,745)	1,183,916,980

Net increase in net assets resulting from operations	203,554,766	1,470,971,451

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(119,464,169)
Service Class	—	(19,322,083)
Net realized gain on investments:
Standard Class	—	(69,882,992)
Service Class	—	(12,558,679)

	—	(221,227,923)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	337,032,651	623,576,568
Service Class	85,390,830	175,553,922
Reinvestment of dividends and distributions:
Standard Class	—	189,347,161
Service Class	—	31,880,762

	422,423,481	1,020,358,413

Cost of shares redeemed:
Standard Class	(715,046,312)	(1,082,137,529)
Service Class	(117,615,137)	(179,220,507)

	(832,661,449)	(1,261,358,036)

Decrease in net assets derived from capital share transactions	(410,237,968)	(240,999,623)

NET INCREASE (DECREASE) IN NET ASSETS	(206,683,202)	1,008,743,905
NET ASSETS:
Beginning of period	8,041,214,717	7,032,470,812

End of period	$7,834,531,515	$8,041,214,717

Undistributed net investment income	$65,033,646	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–11

LVIP SSGA S&P 500 Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)			Year Ended
		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$18.385	$15.562	$14.395	$14.651	$13.259	$10.191

Income (loss) from investment operations:
Net investment income[2]	0.157	0.306	0.284	0.288	0.243	0.220
Net realized and unrealized gain (loss)	0.305	3.035	1.399	(0.121)	1.538	3.038

Total from investment operations	0.462	3.341	1.683	0.167	1.781	3.258

Less dividends and distributions from:
Net investment income	—	(0.330)	(0.307)	(0.284)	(0.275)	(0.190)
Net realized gain	—	(0.188)	(0.209)	(0.139)	(0.114)	—

Total dividends and distributions	—	(0.518)	(0.516)	(0.423)	(0.389)	(0.190)

Net asset value, end of period	$18.847	$18.385	$15.562	$14.395	$14.651	$13.259

Total return[3]	2.51%	21.57%	11.76%	1.17%	13.43%	32.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,586,327	$6,790,531	$5,998,455	$5,567,596	$5,672,744	$5,143,799
Ratio of expenses to average net assets	0.24%	0.23%	0.21%	0.21%	0.21%	0.23%
Ratio of net investment income to average net assets	1.68%	1.79%	1.92%	1.95%	1.74%	1.84%
Portfolio turnover	1%	3%	4%	10%	11%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–12

LVIP SSGA S&P 500 Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)			Year Ended
		12/31/17	12/31/16	12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$18.378	$15.560	$14.396	$14.653	$13.263	$10.196

Income (loss) from investment operations:
Net investment income[2]	0.133	0.263	0.247	0.251	0.208	0.190
Net realized and unrealized gain (loss)	0.306	3.031	1.396	(0.122)	1.536	3.037

Total from investment operations	0.439	3.294	1.643	0.129	1.744	3.227

Less dividends and distributions from:
Net investment income	—	(0.288)	(0.270)	(0.247)	(0.240)	(0.160)
Net realized gain	—	(0.188)	(0.209)	(0.139)	(0.114)	—

Total dividends and distributions	—	(0.476)	(0.479)	(0.386)	(0.354)	(0.160)

Net asset value, end of period	$18.817	$18.378	$15.560	$14.396	$14.653	$13.263

Total return[3]	2.39%	21.27%	11.48%	0.92%	13.15%	31.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,248,205	$1,250,684	$1,034,016	$959,015	$956,395	$926,536
Ratio of expenses to average net assets	0.49%	0.48%	0.46%	0.46%	0.46%	0.48%
Ratio of net investment income to average net assets	1.43%	1.54%	1.67%	1.70%	1.49%	1.59%
Portfolio turnover	1%	3%	4%	10%	11%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund–13

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

“Standard & Poor’s®”, “S&P 500®”, “Standard & Poor’s 500®” and “500®” are trademarks of Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc., and have been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”), which approximates fair value. Futures contracts are valued at the daily quoted settlement prices. Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures, or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. For foreign securities, these changes are included in the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP SSGA S&P 500 Index Fund–14

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earning credits from its custodian when positive cash balance are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.24% of the first $500 million of the average daily net assets of the Fund; 0.20% of the next $500 million; and 0.16% of the average daily net assets in excess of $1 billion. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 billion of the average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$224,552
Legal	44,736

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $95,197 for the six months ended June 30, 2018.

LVIP SSGA S&P 500 Index Fund–15

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$1,093,044
Distribution fees payable to LFD	260,678
Printing and mailing fees payable to Lincoln Life	4,128
Shareholder servicing fees payable to Lincoln Life	189,474

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the six months ended June 30, 2018 were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
Common Stock–98.74%@
Insurance–2.36%@
ßLincoln National	$5,806,452	$—	$—	$—	$(1,104,336)	$4,702,116	75,536	$49,854	$—

@	As a percentage of Net Assets as of June 30, 2018.
ß	Considered an affiliated investment.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$113,639,084
Sales	462,133,051

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments and derivatives	$4,078,820,989

Aggregate unrealized appreciation of investments and derivatives	$3,847,852,174
Aggregate unrealized depreciation of investments and derivatives	(101,209,652)

Net unrealized appreciation of investments and derivatives	$3,746,642,522

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP SSGA S&P 500 Index Fund–16

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:
Assets:
Common Stock	$7,736,042,503	$—	$7,736,042,503
Money Market Fund	86,538,663	—	86,538,663
Short-Term Investment	—	4,955,844	4,955,844

Total Investments	$7,822,581,166	$4,955,844	$7,827,537,010

Derivatives:
Liabilities:
Futures Contracts	$(2,073,499)	$—	$(2,073,499)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 06/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	17,916,521	36,450,093
Service Class	4,540,805	10,305,442
Shares reinvested:
Standard Class	—	10,543,000
Service Class	—	1,778,165

	22,457,326	59,076,700

Shares redeemed:
Standard Class	(37,813,834)	(63,096,776)
Service Class	(6,259,947)	(10,486,008)

	(44,073,781)	(73,582,784)

Net decrease	(21,616,455)	(14,506,084)

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments

LVIP SSGA S&P 500 Index Fund–17

LVIP SSGA S&P 500 Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(2,073,499)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,887,737	$(3,387,457)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$113,878,489	$—

At June 30, 2018, the Fund pledged U.S. Treasury obligations with a value of $4,955,844 as collateral for futures contracts.

6. Credit and Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA S&P 500 Index Fund–18

LVIP SSGA Short-Term Bond Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA Short-Term Bond Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Short-Term Bond Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018* to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018* to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18

Actual*
Standard Class Shares	$1,000.00	$1,002.90	0.36%	$0.60
Service Class Shares	1,000.00	1,002.50	0.61%	1.02

Hypothetical (5% return before expenses)**
Standard Class Shares	$1,000.00	$1,023.01	0.36%	$1.81
Service Class Shares	1,000.00	1,021.77	0.61%	3.06

*

The Fund commenced operations on May 1, 2018. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual since inception).

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund

Security Type/Sector Allocation and Credit Quality Ratings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Corporate Bonds	98.27%
Advertising	0.31%
Aerospace & Defense	1.72%
Agriculture	1.15%
Airlines	0.19%
Auto Manufacturers	4.14%
Banks	37.22%
Beverages	2.54%
Biotechnology	1.48%
Building Materials	0.25%
Chemicals	0.80%
Commercial Services	0.11%
Computers	2.92%
Containers & Packaging	0.29%
Cosmetics & Personal Care	0.67%
Diversified Financial Services	4.48%
Electric	3.11%
Electronics	0.39%
Food	1.67%
Health Care Products	1.18%
Health Care Services	1.09%
Housewares	0.30%
Insurance	1.51%
Internet	0.59%
Iron & Steel	0.19%
Machinery Construction & Mining	0.54%
Machinery Diversified	1.19%
Manufacturing	0.95%
Media	2.62%
Metal Fabricate & Hardware	0.17%
Office & Business Equipment	0.25%
Oil & Gas	4.57%
Pharmaceuticals	5.19%
Pipelines	2.39%
Real Estate Investment Trusts	1.35%
Retail	2.55%
Semiconductors	1.82%
Software	2.74%
Telecommunications	3.25%
Transportation	0.39%
Money Market Fund	1.26%
Total Value of Securities	99.53%
Receivables and Other Assets Net of Liabilities	0.47%
Total Net Assets	100.00%

Credit Quality Ratings (as a % of fixed income investments)*

AAA	2.06%

AA	27.73%

A	42.52%

BBB	27.69%

Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or Fitch Inc. (“Fitch”). Credit quality ratings are subject to change.

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–98.27%
Advertising–0.31%
Omnicom Group 4.45% 8/15/20	300,000	$307,389

		307,389

Aerospace & Defense–1.72%
Boeing 4.875% 2/15/20	200,000	206,600
General Dynamics
2.875% 5/11/20	100,000	99,918
3.00% 5/11/21	325,000	324,088
Lockheed Martin 2.50% 11/23/20	200,000	197,501
Northrop Grumman 2.08% 10/15/20	250,000	244,387
Raytheon 3.125% 10/15/20	350,000	351,742
United Technologies 4.50% 4/15/20	300,000	307,929

		1,732,165

Agriculture–1.15%
Altria Group
2.625% 1/14/20	200,000	198,957
9.25% 8/6/19	200,000	213,671
BAT Capital 2.297% 8/14/20	300,000	293,317
Philip Morris International 2.00% 2/21/20	350,000	344,456
Reynolds American 3.25% 6/12/20	100,000	99,944

		1,150,345

Airlines–0.19%
Delta Air Lines 2.60% 12/4/20	200,000	195,775

		195,775

Auto Manufacturers–4.14%
American Honda Finance
1.20% 7/12/19	350,000	344,628
2.45% 9/24/20	250,000	246,926
2.65% 2/12/21	250,000	247,506
Ford Motor Credit
2.343% 11/2/20	400,000	389,738
2.597% 11/4/19	200,000	198,407
3.20% 1/15/21	650,000	643,066
General Motors Financial
2.65% 4/13/20	100,000	98,839
3.50% 7/10/19	350,000	351,845
3.70% 11/24/20	500,000	502,998
PACCAR Financial 2.80% 3/1/21	200,000	198,345
Toyota Motor Credit
1.90% 4/8/21	350,000	339,193
1.95% 4/17/20	200,000	196,611
2.125% 7/18/19	400,000	397,625

		4,155,727

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks–37.22%
Australia & New Zealand Banking Group
1.60% 7/15/19	300,000	$296,015
2.70% 11/16/20	300,000	296,179
Bank of America
2.151% 11/9/20	500,000	488,649
µ2.738% 1/23/22	250,000	245,643
µ3.499% 5/17/22	150,000	150,009
5.625% 7/1/20	850,000	889,866
Bank of Montreal
1.50% 7/18/19	400,000	394,552
3.10% 4/13/21	200,000	199,280
Bank of New York Mellon
2.15% 2/24/20	350,000	345,750
2.30% 9/11/19	300,000	298,428
2.45% 11/27/20	300,000	295,212
Bank of Nova Scotia 2.50% 1/8/21	600,000	590,227
Barclays
2.75% 11/8/19	274,000	272,037
2.875% 6/8/20	250,000	247,134
3.25% 1/12/21	500,000	493,916
BB&T
2.15% 2/1/21	250,000	243,216
2.45% 1/15/20	300,000	297,136
2.625% 6/29/20	350,000	346,371
BNP Paribas
2.375% 5/21/20	200,000	197,209
5.00% 1/15/21	350,000	364,091
BPCE 2.25% 1/27/20	300,000	295,355
Canadian Imperial Bank of Commerce 2.70% 2/2/21	300,000	295,516
Capital One
1.85% 9/13/19	350,000	345,164
2.35% 1/31/20	350,000	345,096
Citibank
2.10% 6/12/20	950,000	930,674
2.125% 10/20/20	350,000	341,716
3.05% 5/1/20	200,000	199,980
Citigroup
2.45% 1/10/20	200,000	197,827
2.70% 3/30/21	300,000	294,348
Citizens Bank 2.25% 3/2/20	500,000	492,023
Commonwealth Bank of Australia 2.55% 3/15/21	500,000	491,015
Compass Bank 3.50% 6/11/21	250,000	249,923
Cooperatieve Rabobank
2.50% 1/19/21	250,000	245,300
3.125% 4/26/21	550,000	548,112
Credit Suisse Group Funding Guernsey
2.75% 3/26/20	250,000	247,371
3.125% 12/10/20	400,000	397,334

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse New York 4.375% 8/5/20	350,000	$358,134
Deutsche Bank 3.15% 1/22/21	750,000	726,270
Discover Bank 3.10% 6/4/20	250,000	248,830
Fifth Third Bancorp 2.875% 7/27/20	300,000	298,460
Goldman Sachs Bank USA 3.20% 6/5/20	200,000	200,638
Goldman Sachs Group
2.30% 12/13/19	250,000	247,480
2.55% 10/23/19	450,000	447,385
2.60% 12/27/20	300,000	295,080
6.00% 6/15/20	700,000	736,522
HSBC Holdings
3.40% 3/8/21	500,000	500,011
5.10% 4/5/21	650,000	679,708
HSBC USA 2.35% 3/5/20	300,000	296,568
Huntington National Bank
2.375% 3/10/20	250,000	246,777
2.40% 4/1/20	100,000	98,643
JPMorgan Chase & Co.
2.25% 1/23/20	950,000	937,993
2.55% 3/1/21	200,000	196,073
µ3.514% 6/18/22	200,000	200,237
JPMorgan Chase Bank
µ2.604% 2/1/21	750,000	743,543
µ3.086% 4/26/21	800,000	798,335
KeyBank 2.25% 3/16/20	250,000	246,740
KeyCorp 5.10% 3/24/21	250,000	261,187
Lloyds Bank
2.70% 8/17/20	300,000	296,556
3.30% 5/7/21	200,000	199,726
Manufacturers & Traders Trust 2.625% 1/25/21	320,000	315,119
Mitsubishi UFJ Financial Group 2.95% 3/1/21	400,000	395,833
Morgan Stanley
2.375% 7/23/19	950,000	944,704
2.80% 6/16/20	400,000	396,959
5.75% 1/25/21	600,000	634,574
National Australia Bank
1.375% 7/12/19	340,000	335,010
2.625% 1/14/21	350,000	344,010
National Bank of Canada 2.15% 6/12/20	250,000	244,867
PNC Bank
2.00% 5/19/20	350,000	343,085
2.40% 10/18/19	500,000	496,625
PNC Financial Services Group 4.375% 8/11/20	450,000	461,199
Regions Financial 3.20% 2/8/21	300,000	298,631

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada
2.15% 3/6/20	300,000	$295,682
2.15% 10/26/20	250,000	244,333
2.50% 1/19/21	550,000	540,540
Santander Holdings USA 2.65% 4/17/20	200,000	198,324
Santander UK
2.125% 11/3/20	350,000	339,890
2.35% 9/10/19	250,000	248,110
3.40% 6/1/21	200,000	199,967
Skandinaviska Enskilda Banken 2.30% 3/11/20	220,000	216,953
Sumitomo Mitsui Banking
2.45% 1/16/20	550,000	543,855
2.45% 10/20/20	300,000	294,539
µSunTrust Bank 2.59% 1/29/21	500,000	495,762
Svenska Handelsbanken
2.45% 3/30/21	450,000	440,025
3.35% 5/24/21	250,000	250,468
Synchrony Bank 3.65% 5/24/21	250,000	250,315
Toronto-Dominion Bank
2.25% 11/5/19	600,000	595,470
2.50% 12/14/20	600,000	590,540
U.S. Bank
2.00% 1/24/20	400,000	394,225
2.05% 10/23/20	400,000	390,675
UBS 2.375% 8/14/19	550,000	546,653
Wells Fargo & Co. 2.50% 3/4/21	650,000	635,738
Wells Fargo Bank
2.40% 1/15/20	900,000	891,545
2.60% 1/15/21	450,000	442,992
Westpac Banking
2.15% 3/6/20	300,000	295,233
3.05% 5/15/20	200,000	199,921
4.875% 11/19/19	500,000	512,757

		37,393,698

Beverages–2.54%
Anheuser-Busch InBev Finance 2.65% 2/1/21	850,000	838,802
Coca-Cola
2.45% 11/1/20	250,000	248,424
3.15% 11/15/20	100,000	100,657
Coca-Cola Femsa 4.625% 2/15/20	200,000	204,534
Constellation Brands 3.75% 5/1/21	200,000	202,056
Diageo Capital 4.828% 7/15/20	200,000	206,867
Maple Escrow Subsidiary 3.551% 5/25/21	200,000	200,313
PepsiCo 2.00% 4/15/21	200,000	195,070

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
PepsiCo (continued) 3.125% 11/1/20	350,000	$351,968

		2,548,691

Biotechnology–1.48%
Amgen 2.20% 5/11/20	300,000	295,390
Biogen 2.90% 9/15/20	300,000	298,853
Celgene 2.875% 8/15/20	350,000	347,497
Gilead Sciences
1.85% 9/20/19	200,000	197,604
2.55% 9/1/20	350,000	345,903

		1,485,247

Building Materials–0.25%
Johnson Controls International 4.25% 3/1/21	250,000	255,766

		255,766

Chemicals–0.80%
Dow Chemical 4.25% 11/15/20	250,000	255,495
EI du Pont de Nemours & Co. 3.625% 1/15/21	250,000	253,345
Sherwin-Williams 2.25% 5/15/20	300,000	295,150

		803,990

Commercial Services–0.11%
Equifax 3.60% 8/15/21	35,000	34,996
Moody’s 3.25% 6/7/21	75,000	74,903

		109,899

Computers–2.92%
Apple
1.80% 11/13/19	400,000	395,850
1.90% 2/7/20	500,000	493,798
2.00% 11/13/20	450,000	441,878
Dell International 4.42% 6/15/21	450,000	456,885
Hewlett Packard Enterprise 3.60% 10/15/20	400,000	402,112
IBM Credit 2.65% 2/5/21	350,000	346,812
International Business Machines 1.90% 1/27/20	400,000	394,841

		2,932,176

Containers & Packaging–0.29%
Packaging Corp of America 2.45% 12/15/20	300,000	293,699

		293,699

Cosmetics & Personal Care–0.67%
Procter & Gamble 1.90% 10/23/20	287,000	281,030
Unilever Capital 1.80% 5/5/20	200,000	196,654

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Unilever Capital (continued) 2.75% 3/22/21	200,000	$198,504

		676,188

Diversified Financial Services–4.48%
AerCap Ireland Capital 4.625% 10/30/20	300,000	305,811
Air Lease 3.875% 4/1/21	300,000	302,390
Aircastle
5.125% 3/15/21	60,000	61,500
6.25% 12/1/19	60,000	62,210
7.625% 4/15/20	35,000	37,144
American Express Credit
2.20% 3/3/20	350,000	345,492
2.25% 8/15/19	450,000	447,314
2.375% 5/26/20	550,000	542,167
BlackRock 4.25% 5/24/21	200,000	206,670
Charles Schwab 3.25% 5/21/21	135,000	135,594
GE Capital International Funding Co. Unlimited 2.342% 11/15/20	700,000	684,470
Intercontinental Exchange 2.75% 12/1/20	300,000	297,595
International Lease Finance 8.25% 12/15/20	300,000	330,975
National Rural Utilities Cooperative Finance 2.00% 1/27/20	250,000	246,534
Nomura Holdings 6.70% 3/4/20	100,000	105,462
Visa 2.20% 12/14/20	400,000	393,643

		4,504,971

Electric–3.11%
Dominion Energy 2.579% 7/1/20	500,000	492,904
Duke Energy Indiana 3.75% 7/15/20	350,000	354,712
Emera US Finance 2.70% 6/15/21	100,000	97,399
Exelon 2.45% 4/15/21	500,000	486,247
Georgia Power 2.00% 9/8/20	350,000	342,004
Nevada Power 2.75% 4/15/20	250,000	249,731
PNM Resources 3.25% 3/9/21	200,000	198,599
Sempra Energy 2.85% 11/15/20	200,000	197,292
Southern California Edison 2.90% 3/1/21	250,000	248,489
Southern Power 2.375% 6/1/20	200,000	197,035
WEC Energy Group 3.375% 6/15/21	65,000	65,229
Xcel Energy 2.40% 3/15/21	200,000	195,550

		3,125,191

Electronics–0.39%
Fortive 2.35% 6/15/21	100,000	96,985

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electronics (continued)
Honeywell International 1.80% 10/30/19	300,000	$296,321

		393,306

Food–1.67%
Campbell Soup 3.30% 3/15/21	250,000	249,126
General Mills 3.20% 4/16/21	250,000	248,868
Hershey
2.90% 5/15/20	100,000	99,903
3.10% 5/15/21	55,000	55,084
Kellogg 3.25% 5/14/21	155,000	154,930
Kraft Heinz Foods
2.80% 7/2/20	250,000	248,330
3.375% 6/15/21	25,000	25,059
Kroger 2.60% 2/1/21	250,000	244,945
Mondelez International 3.00% 5/7/20	100,000	99,831
Sysco 2.60% 10/1/20	250,000	247,087

		1,673,163

Health Care Products–1.18%
Abbott Laboratories 2.80% 9/15/20	100,000	99,296
Becton Dickinson & Co. 2.404% 6/5/20	450,000	442,130
Medtronic 2.50% 3/15/20	400,000	397,322
Zimmer Biomet Holdings 2.70% 4/1/20	250,000	247,681

		1,186,429

Health Care Services–1.09%
Anthem 4.35% 8/15/20	250,000	255,931
Laboratory Corp. of America Holdings 2.625% 2/1/20	250,000	248,102
UnitedHealth Group
2.125% 3/15/21	250,000	243,720
2.70% 7/15/20	250,000	248,580
3.15% 6/15/21	100,000	100,119

		1,096,452

Housewares–0.30%
Newell Brands 3.15% 4/1/21	300,000	297,410

		297,410

Insurance–1.51%
American International Group
2.30% 7/16/19	200,000	198,840
6.40% 12/15/20	350,000	375,352
Berkshire Hathaway 2.20% 3/15/21	300,000	295,308
Berkshire Hathaway Finance 2.90% 10/15/20	300,000	300,596

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Chubb INA Holdings 2.30% 11/3/20	350,000	$343,888

		1,513,984

Internet–0.59%
Alibaba Group Holding 2.50% 11/28/19	200,000	198,706
Amazon.com
1.90% 8/21/20	200,000	195,951
2.60% 12/5/19	200,000	200,123

		594,780

Iron & Steel–0.19%
ArcelorMittal
5.25% 8/5/20	85,000	88,187
5.50% 3/1/21	95,000	99,227

		187,414

Machinery Construction & Mining–0.54%
Caterpillar Financial Services
1.85% 9/4/20	200,000	194,823
2.10% 1/10/20	200,000	197,946
2.95% 5/15/20	150,000	149,904

		542,673

Machinery Diversified–1.19%
CNH Industrial Capital 4.875% 4/1/21	300,000	308,625
John Deere Capital 2.20% 3/13/20	650,000	642,398
Roper Technologies 3.00% 12/15/20	250,000	248,345

		1,199,368

Manufacturing–0.95%
General Electric
2.20% 1/9/20	300,000	296,475
4.625% 1/7/21	450,000	464,116
Ingersoll-Rand Luxembourg Finance 2.625% 5/1/20	200,000	198,399

		958,990

Media–2.62%
21st Century Fox America 5.65% 8/15/20	300,000	314,934
Charter Communications Operating 3.579% 7/23/20	300,000	299,766
Comcast 5.15% 3/1/20	400,000	412,976
Discovery Communications
2.75% 11/15/19	200,000	198,476
4.375% 6/15/21	150,000	153,432
NBCUniversal Media 4.375% 4/1/21	250,000	256,581

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable 4.125% 2/15/21	250,000	$251,413
Walt Disney
1.80% 6/5/20	350,000	342,279
1.95% 3/4/20	200,000	196,734
Warner Media 4.875% 3/15/20	200,000	205,422

		2,632,013

Metal Fabricate & Hardware–0.17%
Precision Castparts 2.25% 6/15/20	170,000	167,961

		167,961

Office & Business Equipment–0.25%
Xerox 2.80% 5/15/20	250,000	246,106

		246,106

Oil & Gas–4.57%
Anadarko Petroleum 4.85% 3/15/21	300,000	308,921
BP Capital Markets
2.521% 1/15/20	350,000	347,877
4.50% 10/1/20	500,000	515,473
Chevron
1.961% 3/3/20	350,000	345,641
2.427% 6/24/20	300,000	298,211
EOG Resources 4.10% 2/1/21	200,000	204,040
EQT 2.50% 10/1/20	200,000	195,521
Exxon Mobil
1.912% 3/6/20	200,000	197,237
2.222% 3/1/21	300,000	294,592
Marathon Petroleum 3.40% 12/15/20	200,000	200,514
Occidental Petroleum 4.10% 2/1/21	300,000	307,106
Pioneer Natural Resources 7.50% 1/15/20	250,000	265,958
Shell International Finance
2.125% 5/11/20	400,000	395,313
4.30% 9/22/19	250,000	254,688
4.375% 3/25/20	200,000	205,253
Total Capital 4.125% 1/28/21	250,000	256,380

		4,592,725

Pharmaceuticals–5.19%
AbbVie 2.50% 5/14/20	450,000	444,778
Allergan Funding 3.00% 3/12/20	400,000	398,267
AstraZeneca
1.95% 9/18/19	200,000	197,983
2.375% 11/16/20	250,000	245,402
CVS Health 2.125% 6/1/21	146,000	140,446

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health (continued)
3.125% 3/9/20	550,000	$549,513
3.35% 3/9/21	350,000	349,838
Express Scripts Holding 2.60% 11/30/20	250,000	245,350
GlaxoSmithKline Capital 3.125% 5/14/21	70,000	70,146
Johnson & Johnson 1.65% 3/1/21	500,000	485,898
Merck & Co. 1.85% 2/10/20	350,000	344,875
Mylan 3.15% 6/15/21	300,000	296,913
Novartis Capital 1.80% 2/14/20	200,000	196,948
Pfizer 1.70% 12/15/19	350,000	345,006
Sanofi 4.00% 3/29/21	300,000	307,456
Shire Acquisitions Investments Ireland 1.90% 9/23/19	400,000	393,832
Zoetis 3.45% 11/13/20	200,000	200,596

		5,213,247

Pipelines–2.39%
Energy Transfer Partners 4.15% 10/1/20	250,000	252,979
Enterprise Products Operating 5.25% 1/31/20	500,000	516,481
Kinder Morgan Energy Partners
3.50% 3/1/21	200,000	199,574
6.85% 2/15/20	300,000	316,012
Phillips 66 Partners 2.646% 2/15/20	200,000	197,799
Plains All American Pipeline 5.00% 2/1/21	200,000	205,552
Sabine Pass Liquefaction 5.625% 2/1/21	300,000	313,693
TransCanada PipeLines 2.125% 11/15/19	200,000	197,750
Williams Partners 5.25% 3/15/20	200,000	206,261

		2,406,101

Real Estate Investment Trusts–1.35%
American Campus Communities
Operating Partnership 3.35% 10/1/20	300,000	299,259
American Tower 5.05% 9/1/20	200,000	206,812
Crown Castle International 3.40% 2/15/21	250,000	249,862
Digital Realty Trust 3.40% 10/1/20	300,000	300,056
Simon Property Group 2.50% 9/1/20	300,000	295,781

		1,351,770

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Retail–2.55%
Costco Wholesale 1.70% 12/15/19	350,000	$344,615
Home Depot
1.80% 6/5/20	200,000	196,458
2.00% 4/1/21	300,000	292,855
McDonald’s 2.75% 12/9/20	250,000	248,455
Starbucks 2.10% 2/4/21	350,000	340,195
Walgreens Boots Alliance 2.70% 11/18/19	300,000	298,842
Walmart
1.75% 10/9/19	200,000	197,986
1.90% 12/15/20	350,000	343,030
2.85% 6/23/20	100,000	100,292
3.125% 6/23/21	200,000	201,077

		2,563,805

Semiconductors–1.82%
Analog Devices 2.85% 3/12/20	250,000	248,876
Broadcom 2.375% 1/15/20	350,000	345,568
Intel 2.45% 7/29/20	250,000	248,473
Lam Research 2.80% 6/15/21	150,000	147,545
QUALCOMM 2.25% 5/20/20	500,000	492,853
Texas Instruments 2.75% 3/12/21	350,000	349,011

		1,832,326

Software–2.74%
Autodesk 3.125% 6/15/20	300,000	299,319
Electronic Arts 3.70% 3/1/21	200,000	202,003
Fidelity National Information Services 3.625% 10/15/20	250,000	251,708
Fiserv 4.75% 6/15/21	200,000	208,124
Microsoft
1.85% 2/12/20	350,000	345,773
2.00% 11/3/20	300,000	295,370
4.00% 2/8/21	400,000	412,516
Oracle 2.25% 10/8/19	450,000	447,731
VMware 2.30% 8/21/20	300,000	293,858

		2,756,402

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications–3.25%
America Movil 5.00% 10/16/19	350,000	$358,198
AT&T
2.45% 6/30/20	350,000	344,873
2.80% 2/17/21	250,000	246,173
5.00% 3/1/21	400,000	414,926
Cisco Systems
1.40% 9/20/19	450,000	443,741
2.20% 2/28/21	350,000	343,517
2.45% 6/15/20	200,000	198,808
Orange 1.625% 11/3/19	200,000	196,352
Telefonica Emisiones
5.134% 4/27/20	200,000	206,414
5.462% 2/16/21	200,000	209,440
Verizon Communications
2.625% 2/21/20	200,000	199,421
4.60% 4/1/21	100,000	103,439

		3,265,302

Transportation–0.39%
Union Pacific 3.20% 6/8/21	100,000	100,379
United Parcel Service 2.05% 4/1/21	300,000	292,750

		393,129

Total Corporate Bonds (Cost $98,870,032)		98,735,773

	Number of Shares

MONEY MARKET FUND–1.26%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	1,269,446	1,269,446

Total Money Market Fund (Cost $1,269,446)		1,269,446

TOTAL VALUE OF SECURITIES–99.53% (Cost $100,139,478)	100,005,219
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	474,950

NET ASSETS APPLICABLE TO 10,019,178 SHARES OUTSTANDING–100.00%	$100,480,169

NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($95,481,679 / 9,520,587 Shares)	$10.029

NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($4,998,490 / 498,591 Shares)	$10.025

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund

Statement of Net Assets (continued)

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$100,191,511
Undistributed net investment income	431,897
Accumulated net realized loss on investments	(8,980)
Net unrealized depreciation of investments	(134,259)

TOTAL NET ASSETS	$100,480,169

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

«

Includes $25,661 due to manager and affiliates, $7,516 other accrued expenses payable, $1,815,444 payable for securities purchased, $22,604 payable for fund shares redeemed and $3,232 expense reimbursement receivable from Lincoln Investment Advisors Corporation as of June 30, 2018.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

HSBC–Hong Kong Shanghai Bank

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund

Statement of Operations

May 1, 2018* to June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$482,042
Dividends	10,893

492,935

EXPENSES:
Management fees	46,764
Professional fees	8,275
Shareholder servicing fees	4,844
Pricing fees	4,077
Accounting and administration expenses	3,459
Reports and statements to shareholders	1,118
Custodian fees	833
Distribution fees-Service Class	495
Trustees’ fees and expenses	211
Other	25

70,101
Less:
Expenses reimbursed	(9,063)

Total operating expenses	61,038

NET INVESTMENT INCOME	431,897

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments	(8,980)
Net change in unrealized appreciation (depreciation) of investments	(134,259)

NET REALIZED AND UNREALIZED LOSS	(143,239)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$288,658

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Short-Term Bond Index Fund

Statement of Changes in Net Assets

5/1/18* to 6/30/18 (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$431,897
Net realized loss	(8,980)
Net change in unrealized appreciation (depreciation)	(134,259)

Net increase in net assets resulting from operations	288,658

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	101,313,223
Service Class	5,356,989

106,670,212

Cost of shares redeemed:
Standard Class	(6,117,013)
Service Class	(361,688)

(6,478,701)

Increase in net assets derived from capital share transactions	100,191,511

NET INCREASE IN NET ASSETS	100,480,169
NET ASSETS:
Beginning of period	—

End of period	$100,480,169

Undistributed net investment income	$431,897

*Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

	LVIP SSGA Short-Term Bond Index Fund
	Standard Class 5/1/18[1] to 6/30/18 (unaudited)	Service Class 5/1/18[1] to 6/30/18 (unaudited)

Net asset value, beginning of period	$10.000	$10.000

Income (loss) from investment operations:
Net investment income[2]	0.043	0.039
Net realized and unrealized loss	(0.014)	(0.014)

Total from investment operations	0.029	0.025

Net asset value, end of period	$10.029	$10.025

Total return[3]	0.29%	0.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$95,482	$4,998
Ratio of expenses to average net assets	0.36%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.67%
Ratio of net investment income to average net assets	2.59%	2.34%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.53%	2.28%
Portfolio turnover	11%	11%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken on the Fund’s federal income tax return through the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period May 1, 2018* through June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the period May 1, 2018* through June 30, 2018.

* Date of commencement of operations.

LVIP SSGA Short-Term Bond Index Fund–12

LVIP SSGA Short-Term Bond Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.28% of the average daily net assets. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.3625% of the average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period May 1, 2018* through June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$477
Legal	95

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $50 for the period May 1, 2018* through June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Fund. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$3,232
Management fees payable to LIAC	22,787
Distribution fees payable to LFD	464
Shareholder servicing fees payable to Lincoln Life	2,360
Printing and mailing fees payable to Lincoln Life	50

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

* Date of commencement of operations.

3. Investments

For the period May 1, 2018* through June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$109,726,126
Sales other than U.S. government securities	10,864,184

LVIP SSGA Short-Term Bond Index Fund–13

LVIP SSGA Short-Term Bond Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$100,139,478

Aggregate unrealized appreciation of investments	$17,807
Aggregate unrealized depreciation of investments	(152,066)

Net unrealized depreciation of investments	$(134,259)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Corporate Bonds	$—	$98,735,773	$98,735,773
Money Market Fund	1,269,446	—	1,269,446

Total Investments	$1,269,446	$98,735,773	$100,005,219

There were no Level 3 investments at the beginning or end of the period.

During the period May 1, 2018* through June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

* Date of commencement of operations.

LVIP SSGA Short-Term Bond Index Fund–14

LVIP SSGA Short-Term Bond Index Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

5/1/18* to 6/30/18
Shares sold:
Standard Class	10,131,266
Service Class	534,702

10,665,968

Shares redeemed:
Standard Class	(610,679)
Service Class	(36,111)

(646,790)

Net increase	10,019,178

* Date of commencement of operations

5. Credit and Market Risk

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Short-Term Bond Index Fund–15

LVIP SSGA Short-Term Bond Index Fund

Other Fund Information (unaudited)

Approval of Investment Management and Sub-Advisory Agreements

On December 4-5, 2017, the Board of Trustees (the “Board”) of the Trust met to consider, among other things, (i) the approval of the investment management agreement between the Trust and LIAC and (ii) the approval of the sub-advisory agreement with SSGA FM (collectively, with the investment management agreement, the “Advisory Agreements”) for the Fund. The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LIAC, Lincoln Life, and SSGA prior to and during the meeting. Among other information, LIAC, Lincoln Life and SSGA provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including an in-person presentation by representatives of SSGA and SSGA’s response to LIAC’s request for proposal. The Board noted that LIAC and SSGA provided services to other funds in the Trust. After reviewing the information received, the Independent Trustees requested supplemental information and LIAC provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LIAC and SSGA to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of the Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Approval of Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LIAC, the Board considered the nature, extent and quality of services expected to be provided to the Fund by LIAC, including LIAC personnel and resources and LIAC’s criteria for review of a sub-adviser’s performance. The Board considered that LIAC provided investment management services to the other funds in the Trust and that the Board had reviewed extensive information provided by LIAC in connection with the August/September 2017 contract renewal process. The Board considered LIAC’s reasons for proposing the Fund. The Board reviewed the services to be provided by LIAC in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LIAC and that Lincoln Life was proposed to provide administrative services to the Fund under a separate administration agreement. The Board concluded that the services provided by LIAC were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Management Fee. The Board reviewed the Fund’s investment management fee and estimated net expense ratio and reviewed information comparing the investment management fee and estimated net expense ratio to the median of a customized Morningstar peer group for the Fund provided by LIAC.

The Board noted that the investment management fee for the Fund was above the median investment management fee of the customized peer group. The Board also considered that the Fund’s estimated net expense ratio for standard class shares giving effect to the proposed expense limitation was higher than the median expense ratio of the peer group. In light of the nature, quality and extent of services to be provided by LIAC, including sub-adviser oversight, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had not commenced operations and that LIAC proposed an expense limitation for the Fund‘s standard and service class shares through April 30, 2019.

Profitability. The Board also reviewed the estimated profitability analysis to LIAC with respect to the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Fund, LIAC and its affiliates may receive certain benefits. The Board considered materials provided during the August/September 2017 contract renewal process as to any such benefits to LIAC and its affiliates. Lincoln Life serves as the administrator for the Fund for which it is separately reimbursed. The Board also noted that Lincoln Life and its affiliated insurance companies (“Lincoln Insurance Companies”) may be eligible to claim on their tax returns dividends received deductions in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Approval of SSGA Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LIAC and SSGA with respect to the Fund, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by SSGA under the sub-advisory agreement. The Board considered that SSGA provided sub-advisory services to other funds in the Trust and that the Board had reviewed extensive information provided by SSGA in connection with the August/September 2017 contract renewal process. The Board reviewed the services to be provided by SSGA, SSGA’s expertise with utilizing index replication strategies and the reputation, resources and investment

LVIP SSGA Short-Term Bond Index Fund–16

LVIP SSGA Short-Term Bond Index Fund

Other Fund Information (unaudited) (continued)

Approval of SSGA Sub-Advisory Agreement (continued)

approach of SSGA. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters. The Board concluded that the services to be provided by SSGA were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Fund had not commenced operations.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee schedule as well as information on the fees charged to other registered fund clients and considered that the sub-advisory fee schedule was negotiated between LIAC and SSGA, an unaffiliated third party and that LIAC would compensate SSGA from its fees. The Board concluded that the proposed sub-advisory fee was reasonable.

Profitability and Fallout Benefits. The Board noted that the sub-advisory fee schedule was negotiated between LIAC and SSGA, an unaffiliated third party, and that LIAC would compensate SSGA from its fees. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA stated that it receives no ancillary benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that approval of the Advisory Agreements is in the best interests of the Fund.

LVIP SSGA Short-Term Bond Index Fund–17

LVIP SSGA Small-Cap Index Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA Small-Cap Index Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA Small-Cap Index Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,074.00	0.39%	$2.01
Service Class Shares	1,000.00	1,072.70	0.64%	3.29

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.86	0.39%	$1.96
Service Class Shares	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.00%
Aerospace & Defense	1.25%
Air Freight & Logistics	0.32%
Airlines	0.39%
Auto Components	0.98%
Automobiles	0.05%
Banks	9.55%
Beverages	0.28%
Biotechnology	6.56%
Building Products	1.26%
Capital Markets	1.28%
Chemicals	2.04%
Commercial Services & Supplies	2.49%
Communications Equipment	1.57%
Construction & Engineering	1.06%
Construction Materials	0.18%
Consumer Finance	0.70%
Containers & Packaging	0.10%
Distributors	0.06%
Diversified Consumer Services	0.84%
Diversified Financial Services	0.17%
Diversified Telecommunication Services	0.50%
Electric Utilities	0.97%
Electrical Equipment	0.66%
Electronic Equipment, Instruments & Components	2.37%
Energy Equipment & Services	1.79%
Equity Real Estate Investment Trusts	6.55%
Food & Staples Retailing	0.62%
Food Products	1.01%
Gas Utilities	1.13%
Health Care Equipment & Supplies	3.36%
Health Care Providers & Services	1.88%
Health Care Technology	1.02%
Hotels, Restaurants & Leisure	3.06%
Household Durables	1.55%
Household Products	0.25%
Independent Power & Renewable Electricity Producers	0.28%
Industrial Conglomerates	0.06%
Insurance	2.50%
Internet & Direct Marketing Retail	0.54%
Internet Software & Services	3.44%
IT Services	1.67%
Leisure Products	0.34%
Life Sciences Tools & Services	0.43%
Machinery	3.48%
Marine	0.13%
Media	1.59%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	1.29%
Mortgage Real Estate Investment Trusts	1.06%
Multiline Retail	0.33%
Multi-Utilities	0.45%
Oil, Gas & Consumable Fuels	3.08%
Paper & Forest Products	0.59%
Personal Products	0.34%
Pharmaceuticals	2.01%
Professional Services	1.39%
Real Estate Management & Development	0.49%
Road & Rail	0.51%
Semiconductors & Semiconductor Equipment	2.44%
Software	2.54%
Specialty Retail	2.84%
Technology Hardware, Storage & Peripherals	0.35%
Textiles, Apparel & Luxury Goods	0.80%
Thrift & Mortgage Finance	2.12%
Tobacco	0.18%
Trading Companies & Distributors	1.32%
Water Utilities	0.42%
Wireless Telecommunication Services	0.14%
Rights	0.02%
Money Market Fund	2.84%
Short-Term Investment	0.14%
Total Value of Securities	100.00%
Liabilities Net of Receivables and Other Assets	0.00%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Five Below	0.24%
Etsy	0.22%
Blackbaud	0.22%
LivaNova	0.22%
Entegris	0.21%
Haemonetics	0.21%
FibroGen	0.21%
Medidata Solutions	0.21%
Loxo Oncology	0.20%
IDACORP	0.20%
Total	2.14%

IT–Information Technology

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.00%
Aerospace & Defense–1.25%
AAR	31,498	$1,464,342
†Aerojet Rocketdyne Holdings	71,068	2,095,795
†Aerovironment	20,681	1,477,244
†Astronics	21,222	763,355
†Axon Enterprise	52,145	3,294,521
Cubic	24,617	1,580,411
†Ducommun	10,800	357,372
†Engility Holdings	18,200	557,648
†Esterline Technologies	25,522	1,883,524
†KeyW Holding	49,908	436,196
†KLX	50,000	3,595,000
†Kratos Defense & Security Solutions	84,350	970,869
Maxar Technologies	57,400	2,899,848
†Mercury Systems	45,551	1,733,671
Moog Class A	32,581	2,540,015
National Presto Industries	5,072	628,928
†Sparton	10,783	204,769
Triumph Group	47,800	936,880
†Vectrus	11,700	360,594
†Wesco Aircraft Holdings	55,920	629,100

		28,410,082

Air Freight & Logistics–0.32%
†Air Transport Services Group	57,476	1,298,383
†Atlas Air Worldwide Holdings	24,120	1,729,404
†Echo Global Logistics	26,191	766,087
Forward Air	28,839	1,703,808
†Hub Group Class A	31,944	1,590,811
†Radiant Logistics	28,421	111,126

		7,199,619

Airlines–0.39%
Allegiant Travel	13,084	1,818,022
Hawaiian Holdings	50,525	1,816,374
SkyWest	51,592	2,677,625
†Spirit Airlines	69,600	2,529,960

		8,841,981

Auto Components–0.98%
†American Axle & Manufacturing Holdings	113,281	1,762,652
Cooper Tire & Rubber	50,317	1,323,337
†Cooper-Standard Holdings	18,200	2,378,194
Dana	144,372	2,914,871
†Dorman Products	26,273	1,794,709
†Fox Factory Holding	36,800	1,713,040
†Gentherm	35,906	1,411,106
†Horizon Global	13,300	79,268
LCI Industries	24,804	2,236,081
†Modine Manufacturing	48,564	886,293
†Motorcar Parts of America	19,300	361,103
†Shiloh Industries	13,900	120,930
Standard Motor Products	21,151	1,022,439

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Stoneridge	26,731	$939,327
Superior Industries International	25,007	447,625
Tenneco	51,677	2,271,721
Tower International	19,820	630,276

		22,292,972

Automobiles–0.05%
Winnebago Industries	30,873	1,253,444

		1,253,444

Banks–9.55%
1st Constitution Bancorp	8,400	192,360
1st Source	15,934	851,354
Access National	15,458	442,099
ACNB	5,650	192,383
†Allegiance Bancshares	11,800	511,530
American National Bankshares	9,130	365,200
Ameris Bancorp	40,479	2,159,555
Ames National	7,048	217,431
Arrow Financial	12,935	470,834
†Atlantic Capital Bancshares	26,700	524,655
Auburn National Bancorporation	2,800	138,908
Banc of California	42,838	837,483
BancFirst	18,486	1,094,371
†Bancorp	49,247	515,124
BancorpSouth Bank	96,831	3,190,581
Bank of Commerce Holdings	15,880	202,470
Bank of Marin Bancorp	6,949	561,827
Bank of NT Butterfield & Son	55,400	2,532,888
†Bank of Princeton	6,500	216,125
Bankwell Financial Group	5,000	160,750
Banner	32,119	1,931,315
Bar Harbor Bankshares	14,768	447,323
†Baycom	11,200	277,200
BCB Bancorp	10,700	160,500
Berkshire Hills Bancorp	41,465	1,683,479
Blue Hills Bancorp	24,053	533,977
Boston Private Financial Holdings	81,738	1,299,634
Bridge Bancorp	17,492	628,837
Brookline Bancorp	80,619	1,499,513
Bryn Mawr Bank	20,564	952,113
Business First Bancshares Class B	10,400	274,040
†Byline Bancorp	14,700	328,398
C&F Financial	2,800	175,140
Cadence BanCorp	47,300	1,365,551
Cambridge Bancorp	4,000	346,160
Camden National	15,555	711,019
Capital City Bank Group	9,284	219,381
†Capstar Financial Holdings	7,587	140,587
Carolina Financial	18,700	802,604
Cathay General Bancorp	78,303	3,170,488
CB Financial Services	5,300	182,320

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
CBTX	19,400	$641,170
CenterState Bank	83,800	2,498,916
Central Pacific Financial	29,430	843,169
Central Valley Community Bancorp	12,612	266,870
Century Bancorp Class A	2,361	180,380
Chemical Financial	72,115	4,014,642
Chemung Financial	2,700	135,297
Citizens & Northern	13,313	344,274
City Holding	14,897	1,120,701
Civista Bancshares	10,700	259,368
CNB Financial	12,580	378,155
CoBiz Financial	37,253	800,194
Codorus Valley Bancorp	7,386	226,602
Columbia Banking System	74,093	3,030,404
Community Bank System	50,919	3,007,785
†Community Bankers Trust	18,818	168,421
Community Financial	5,500	194,480
Community Trust Bancorp	15,330	765,733
ConnectOne Bancorp	29,769	741,248
County Bancorp	4,200	115,500
†Customers Bancorp	27,780	788,396
CVB Financial	105,159	2,357,665
†Eagle Bancorp	32,409	1,986,672
Enterprise Bancorp	8,663	350,245
Enterprise Financial Services	21,738	1,172,765
†Equity Bancshares Class A	14,000	580,720
†Esquire Financial Holdings	6,900	182,091
Evans Bancorp	3,824	176,286
Farmers & Merchants Bancorp	7,933	320,097
Farmers Capital Bank	7,700	401,170
Farmers National Banc	22,734	362,607
FB Financial	13,000	529,360
†FCB Financial Holdings Class A	43,000	2,528,400
Fidelity D&D Bancorp	3,200	198,368
Fidelity Southern	22,203	564,178
Financial Institutions	16,091	529,394
First Bancorp (Maine)	8,580	242,128
First Bancorp (North Carolina)	30,009	1,227,668
†First BanCorp (Puerto Rico)	217,835	1,666,438
First Bancshares	10,900	391,855
First Bank	18,100	251,590
First Busey	44,635	1,415,822
First Business Financial Services	6,555	170,430
First Choice Bancorp	6,700	204,752
First Commonwealth Financial	101,839	1,579,523
First Community	8,100	203,310
First Community Bancshares	17,063	543,627
First Connecticut Bancorp	12,022	367,873
First Financial	12,469	565,469
First Financial Bancorp	96,717	2,964,376
First Financial Bankshares	65,814	3,349,933
First Financial Northwest	5,980	116,730

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†First Foundation	30,505	$565,563
First Guaranty Bancshares	3,190	83,004
First Internet Bancorp	7,100	242,110
First Interstate BancSystem Class A	33,646	1,419,861
First Merchants	50,183	2,328,491
First Mid-Illinois Bancshares	10,600	416,580
First Midwest Bancorp	103,855	2,645,187
†First Northwest Bancorp	9,600	153,312
First of Long Island	24,454	607,682
First Savings Financial Group	2,100	154,329
First United	7,800	159,510
Flushing Financial	27,530	718,533
FNB Bancorp	4,552	166,922
†Franklin Financial Network	12,000	451,200
Fulton Financial	170,400	2,811,600
German American Bancorp	20,977	752,025
Glacier Bancorp	85,974	3,325,474
Great Southern Bancorp	10,270	587,444
Great Western Bancorp	60,100	2,523,599
Green Bancorp	24,964	539,222
Guaranty Bancorp	24,068	717,226
Guaranty Bancshares	8,653	285,030
Hancock Whitney	86,064	4,014,886
Hanmi Financial	31,020	879,417
†HarborOne Bancorp	14,200	268,948
Heartland Financial USA	29,938	1,642,099
Heritage Commerce	41,438	704,032
Heritage Financial	34,555	1,204,242
Hilltop Holdings	71,449	1,576,879
Home BancShares	161,228	3,637,304
†HomeTrust Bancshares	18,041	507,854
Hope Bancorp	131,758	2,349,245
Horizon Bancorp	38,282	792,055
†Howard Bancorp	14,400	259,200
IBERIABANK	56,704	4,298,163
Independent Bank	20,909	533,179
Independent Bank (Massachusetts)	26,984	2,115,546
Independent Bank Group	21,600	1,442,880
International Bancshares	56,164	2,403,819
Investar Holding	9,685	267,790
Investors Bancorp	253,986	3,248,481
Lakeland Bancorp	44,278	878,918
Lakeland Financial	23,717	1,142,922
LCNB	7,700	151,690
LegacyTexas Financial Group	48,327	1,885,720
Live Oak Bancshares	26,300	806,095
Macatawa Bank	23,000	279,220
MB Financial	83,926	3,919,344
MBT Financial	15,500	165,075
Mercantile Bank	15,133	559,316
†Metropolitan Bank Holding	7,000	367,360
Mid Penn Bancorp	5,400	188,460

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Middlefield Banc	1,900	$96,330
Midland States Bancorp	21,800	746,868
MidSouth Bancorp	12,900	170,925
MidWestOne Financial Group	11,342	383,133
MutualFirst Financial	5,238	197,735
MVB Financial	9,700	175,085
National Bank Holdings Class A	29,452	1,136,553
National Bankshares	6,213	288,283
†National Commerce	15,500	717,650
NBT Bancorp	41,739	1,592,343
†Nicolet Bankshares	8,900	490,479
Northeast Bancorp	5,400	117,720
Northrim BanCorp	5,900	233,345
Norwood Financial	6,900	248,538
Oak Valley Bancorp	8,000	182,960
OFG Bancorp	43,488	611,006
Ohio Valley Banc	3,442	180,533
Old Line Bancshares	16,400	572,524
Old National Bancorp	153,217	2,849,836
Old Second Bancorp	27,695	398,808
Opus Bank	20,000	574,000
Origin Bancorp	17,000	695,980
Orrstown Financial Services	6,400	166,400
†Pacific Mercantile Bancorp	13,300	129,675
†Pacific Premier Bancorp	46,402	1,770,236
Park National	13,376	1,490,354
Parke Bancorp	4,620	109,263
Peapack Gladstone Financial	17,391	601,555
Penns Woods Bancorp	3,876	173,567
Peoples Bancorp	18,340	692,885
Peoples Bancorp of North Carolina	3,410	109,222
Peoples Financial Services	6,577	309,251
People’s Utah Bancorp	16,055	573,163
Preferred Bank	13,129	806,908
Premier Financial Bancorp	10,175	189,967
QCR Holdings	12,100	574,145
RBB Bancorp	14,400	462,528
Reliant Bancorp	10,948	307,091
Renasant	48,908	2,226,292
Republic Bancorp Class A	10,525	476,783
†Republic First Bancorp	50,600	397,210
S&T Bancorp	34,356	1,485,553
Sandy Spring Bancorp	35,417	1,452,451
SB One Bancorp	7,900	234,630
†Seacoast Banking Corp. of Florida	46,944	1,482,492
†Select Bancorp	13,100	176,457
ServisFirst Bancshares	47,300	1,973,829
Shore Bancshares	10,900	207,318
Sierra Bancorp	11,966	337,920
Simmons First National Class A	91,752	2,743,385
†SmartFinancial	12,300	316,848
South State	37,018	3,192,803

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†Southern First Bancshares	5,815	$257,023
Southern National Bancorp of Virginia	22,400	399,616
Southside Bancshares	34,067	1,147,377
State Bank Financial	36,828	1,230,055
Stock Yards Bancorp	21,582	823,353
Summit Financial Group	9,478	254,390
Tompkins Financial	14,397	1,236,414
Towne Bank	66,937	2,148,678
TriCo Bancshares	20,253	758,475
†TriState Capital Holdings	22,400	584,640
†Triumph Bancorp	24,700	1,006,525
Trustmark	68,479	2,234,470
UMB Financial	44,982	3,428,978
Union Bankshares Corp.	66,399	2,581,593
Union Bankshares Inc.	3,400	176,460
United Bankshares	102,395	3,727,178
United Community Banks	79,556	2,439,983
United Security Bancshares	9,700	108,640
Unity Bancorp	5,700	129,675
Univest Corp. of Pennsylvania	28,920	795,300
Valley National Bancorp	326,299	3,967,796
†Veritex Holdings	24,100	748,787
Washington Trust Bancorp	14,275	829,378
WesBanco	45,255	2,038,285
West Bancorporation	17,396	437,509
Westamerica Bancorporation	24,881	1,406,025

		217,402,215

Beverages–0.28%
†Boston Beer Class A	8,516	2,552,245
†Castle Brands	64,500	76,755
†Celsius Holdings	27,700	127,420
Coca-Cola Bottling Consolidated	4,613	623,355
†Craft Brew Alliance	13,650	281,873
MGP Ingredients	12,700	1,127,887
†National Beverage	11,567	1,236,512
†Primo Water	26,300	459,987

		6,486,034

Biotechnology–6.56%
†Abeona Therapeutics	29,100	465,600
†ACADIA Pharmaceuticals	100,400	1,533,108
†Acceleron Pharma	39,500	1,916,540
†Achaogen	35,500	307,430
†Achillion Pharmaceuticals	140,772	398,385
†Acorda Therapeutics	42,571	1,221,788
†Adamas Pharmaceuticals	23,000	594,090
†ADMA Biologics	23,400	105,534
†Aduro Biotech	67,300	471,100
†Adverum Biotechnologies	58,800	311,640
†Aeglea BioTherapeutics	18,500	195,730
†Agenus	82,000	186,140

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Aimmune Therapeutics	44,300	$1,191,227
†Akebia Therapeutics	44,800	447,104
†Albireo Pharma	9,800	347,900
†Alder Biopharmaceuticals	62,500	987,500
†Aldeyra Therapeutics	18,600	147,870
†Allena Pharmaceuticals	13,300	173,299
†AMAG Pharmaceuticals	34,829	679,165
†Amicus Therapeutics	191,700	2,994,354
†AnaptysBio	18,900	1,342,656
†Anavex Life Sciences	22,700	59,474
†Apellis Pharmaceuticals	37,300	820,600
†Arbutus Biopharma	38,900	283,970
†Arcus Biosciences	6,600	80,784
†Ardelyx	43,600	161,320
†Arena Pharmaceuticals	50,374	2,196,306
†ArQule	91,800	507,654
†Array BioPharma	206,233	3,460,590
†Arrowhead Pharmaceuticals	89,200	1,213,120
†Arsanis	2,318	8,414
†Atara Biotherapeutics	41,400	1,521,450
†Athenex	43,500	811,710
†Athersys	108,700	214,139
†Audentes Therapeutics	32,800	1,253,288
†AVEO Pharmaceuticals	112,200	253,572
†Avid Bioservices	57,500	225,400
†Bellicum Pharmaceuticals	42,600	314,388
†BioCryst Pharmaceuticals	100,200	574,146
†Biohaven Pharmaceutical Holding	31,900	1,260,688
†BioSpecifics Technologies	6,616	296,794
†BioTime	85,268	175,652
†Blueprint Medicines	42,200	2,678,856
†Calithera Biosciences	22,700	113,500
†Calyxt	6,000	112,020
†Cara Therapeutics	27,700	530,455
†CareDx	33,900	414,936
†CASI Pharmaceuticals	44,500	366,235
†Catalyst Biosciences	14,400	168,048
†Catalyst Pharmaceuticals	93,700	292,344
†Celcuity	5,332	132,340
†Cellular Biomedicine Group	12,900	252,195
†ChemoCentryx	26,245	345,647
†Chimerix	37,300	177,548
†Clovis Oncology	48,335	2,197,792
†Cohbar	24,700	161,785
†Coherus Biosciences	48,600	680,400
†Concert Pharmaceuticals	18,200	306,306
†Corbus Pharmaceuticals Holdings	42,800	216,140
†Corvus Pharmaceuticals	11,900	130,662
†CTI BioPharma	55,800	277,884
†Cue Biopharma	19,500	231,270
†Cytokinetics	42,366	351,638
†CytomX Therapeutics	39,700	907,542

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Deciphera Pharmaceuticals	8,687	$341,833
†Denali Therapeutics	16,400	250,100
†Dicerna Pharmaceuticals	46,500	569,625
†Dynavax Technologies	59,957	914,344
†Eagle Pharmaceuticals	10,800	817,128
†Editas Medicine	46,438	1,663,874
†Emergent BioSolutions	45,148	2,279,523
†Enanta Pharmaceuticals	17,000	1,970,300
†Epizyme	54,100	733,055
†Esperion Therapeutics	23,600	924,884
†Evelo Biosciences	7,300	86,140
†Fate Therapeutics	49,600	562,464
†Fennec Pharmaceuticals	13,500	140,940
†FibroGen	75,500	4,726,300
†Five Prime Therapeutics	33,700	532,797
†Flexion Therapeutics	32,400	837,540
†Fortress Biotech	29,600	88,208
†Foundation Medicine	15,585	2,130,469
†G1 Therapeutics	21,000	912,660
†Genomic Health	19,677	991,721
†Geron	150,944	517,738
†Global Blood Therapeutics	50,800	2,296,160
†GlycoMimetics	35,300	569,389
†GTx	5,800	88,798
†Halozyme Therapeutics	126,643	2,136,467
†Heron Therapeutics	64,900	2,521,365
†Homology Medicines	11,700	238,680
†Idera Pharmaceuticals	125,400	165,528
†Immune Design	34,900	158,795
†ImmunoGen	130,993	1,274,562
†Immunomedics	133,426	3,158,193
†Inovio Pharmaceuticals	85,200	333,984
†Insmed	77,800	1,839,970
†Insys Therapeutics	20,900	151,316
†Intellia Therapeutics	34,200	935,712
†Intercept Pharmaceuticals	22,300	1,871,193
†Intrexon	71,200	992,528
†Invitae	66,900	491,715
†Iovance Biotherapeutics	84,300	1,079,040
†Ironwood Pharmaceuticals	140,472	2,685,825
†Jounce Therapeutics	12,800	98,048
†Kadmon Holdings	75,800	302,442
†Karyopharm Therapeutics	50,000	849,500
†Keryx Biopharmaceuticals	92,514	347,853
†Kindred Biosciences	27,300	290,745
†Kura Oncology	22,600	411,320
†La Jolla Pharmaceutical	22,300	650,491
†Lexicon Pharmaceuticals	43,916	526,992
†Ligand Pharmaceuticals Class B	21,165	4,384,753
†Loxo Oncology	26,800	4,649,264
†MacroGenics	40,400	834,260
†Madrigal Pharmaceuticals	5,935	1,659,960

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†MannKind	152,500	$289,750
†MediciNova	34,500	274,620
†Mersana Therapeutics	12,400	221,464
†MiMedx Group	102,700	656,253
†Minerva Neurosciences	25,800	212,850
†Miragen Therapeutics	19,800	126,918
†Mirati Therapeutics	18,700	921,910
†Momenta Pharmaceuticals	78,182	1,598,822
†Mustang Bio	20,000	137,800
†Myriad Genetics	66,500	2,485,105
†Nantkwest	17,100	52,326
†Natera	33,400	628,588
†NewLink Genetics	32,947	156,828
†Novavax	397,636	532,832
†Nymox Pharmaceutical	21,200	71,232
†OPKO Health	328,500	1,543,950
†Organovo Holdings	119,000	166,600
†Ovid Therapeutics	15,400	120,120
†Palatin Technologies	222,000	215,296
†PDL BioPharma	158,781	371,548
†Pfenex	25,600	138,496
†Pieris Pharmaceuticals	43,500	220,545
†PolarityTE	9,500	223,630
†Portola Pharmaceuticals	66,000	2,492,820
†Progenics Pharmaceuticals	70,698	568,412
†Proteostasis Therapeutics	32,900	91,791
†Prothena	37,600	548,208
†PTC Therapeutics	46,039	1,552,895
†Puma Biotechnology	29,700	1,756,755
†Ra Pharmaceuticals	19,100	190,045
†Radius Health	41,400	1,220,058
†Recro Pharma	14,200	71,284
†REGENXBIO	29,100	2,087,925
†Repligen	39,825	1,873,368
†Retrophin	41,000	1,117,660
†Rhythm Pharmaceuticals	13,100	409,506
†Rigel Pharmaceuticals	151,774	429,520
†Rocket Pharmaceuticals	22,000	431,860
†Sangamo Biosciences	103,389	1,468,124
†Savara	26,800	303,376
†Selecta Biosciences	19,900	263,675
†Seres Therapeutics	15,500	133,300
†Solid Biosciences	10,200	363,426
†Sorrento Therapeutics	90,500	651,600
†Spark Therapeutics	31,900	2,640,044
†Spectrum Pharmaceuticals	100,725	2,111,196
†Spero Therapeutics	2,000	29,340
†Spring Bank Pharmaceuticals	12,800	151,680
†Stemline Therapeutics	27,200	436,560
†Surface Oncology	8,700	141,897
†Syndax Pharmaceuticals	9,900	69,498
†Synergy Pharmaceuticals	249,454	434,050

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Synlogic	17,900	$175,957
†Syros Pharmaceuticals	26,400	269,544
†T2 Biosystems	28,200	218,268
†TG Therapeutics	61,100	803,465
†Tocagen	17,012	158,892
†Tyme Technologies	48,800	154,208
†Ultragenyx Pharmaceutical	47,600	3,659,012
†UNITY Biotechnology	6,600	99,396
†Vanda Pharmaceuticals	52,781	1,005,478
†VBI Vaccines	28,900	79,475
†Veracyte	20,500	191,470
†Verastem	55,800	383,904
†Vericel	38,900	377,330
†Viking Therapeutics	45,600	432,744
†Vital Therapies	34,400	235,640
†Voyager Therapeutics	22,600	441,604
†Xencor	47,000	1,739,470
†XOMA	6,800	141,984
†Zafgen	26,000	265,980
†ZIOPHARM Oncology	131,317	396,577

		149,381,407

Building Products–1.26%
AAON	40,417	1,343,865
Advanced Drainage Systems	45,400	1,296,170
†American Woodmark	13,775	1,261,101
Apogee Enterprises	27,747	1,336,573
†Armstrong Flooring	23,000	322,920
†Builders FirstSource	114,866	2,100,899
Caesarstone	22,900	345,790
†Continental Building Products	37,400	1,179,970
†CSW Industrials	16,300	861,455
†Gibraltar Industries	31,161	1,168,537
Griffon	29,364	522,679
Insteel Industries	18,639	622,543
†Jeld-Wen Holding	71,300	2,038,467
†Masonite International	27,700	1,990,245
†NCI Building Systems	44,191	928,011
†Patrick Industries	23,671	1,345,696
†PGT Innovations	47,695	994,441
Quanex Building Products	34,252	614,823
Simpson Manufacturing	41,989	2,611,296
†Trex	58,588	3,667,023
Universal Forest Products	60,910	2,230,524

		28,783,028

Capital Markets–1.28%
Arlington Asset Investment Class A	24,185	249,347
Artisan Partners Asset Management Class A	49,000	1,477,350
Associated Capital Group Class A	3,251	123,375
B. Riley Financial	21,523	485,344

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
BrightSphere Investment Group	83,500	$1,190,710
Cohen & Steers	21,069	878,788
†Cowen Class A	27,008	374,061
Diamond Hill Investment Group	3,132	608,955
†Donnelley Financial Solutions	33,400	580,158
Federated Investors Class B	98,300	2,292,356
Financial Engines	64,422	2,892,548
GAIN Capital Holdings	36,453	275,220
GAMCO Investors Class A	3,795	101,554
Greenhill & Co.	24,590	698,356
Hamilton Lane Class A	14,100	676,377
Houlihan Lokey	30,400	1,557,088
†INTL. FCStone	15,024	776,891
Investment Technology Group	32,742	684,963
Ladenburg Thalmann Financial Services	95,608	325,067
Moelis & Co. Class A	39,600	2,322,540
Oppenheimer Holdings Class A	9,302	260,456
Piper Jaffray	14,068	1,081,126
PJT Partners Class A	20,400	1,089,156
Pzena Investment Management Class A	13,959	128,562
†Safeguard Scientifics	17,820	228,096
†Siebert Financial	10,000	104,200
Silvercrest Asset Management Group Class A	6,100	99,430
Stifel Financial	70,147	3,665,181
=Teton Advisors Class B	19	0
Virtus Investment Partners	6,832	874,154
Waddell & Reed Financial Class A	79,400	1,426,818
Westwood Holdings Group	8,214	489,062
WisdomTree Investments	113,308	1,028,837

		29,046,126

Chemicals–2.04%
A Schulman	28,031	1,247,380
Advanced Emissions Solutions	15,700	178,352
†AdvanSix	29,400	1,076,922
†AgroFresh Solutions	34,700	243,247
American Vanguard	28,595	656,255
Balchem	31,707	3,111,725
Chase	7,439	872,223
†Ferro	85,887	1,790,744
†Flotek Industries	42,686	137,876
FutureFuel	21,708	304,129
†GCP Applied Technologies	73,000	2,113,350
Hawkins	9,359	330,841
HB Fuller	51,309	2,754,267
†Ingevity	42,200	3,412,292
Innophos Holdings	19,164	912,206
Innospec	24,604	1,883,436
†Intrepid Potash	98,800	405,080

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
KMG Chemicals	15,072	$1,112,012
†Koppers Holdings	20,360	780,806
†Kraton	31,641	1,459,916
Kronos Worldwide	22,700	511,431
†LSB Industries	17,761	94,133
†Marrone Bio Innovations	67,300	123,832
Minerals Technologies	35,864	2,702,352
†OMNOVA Solutions	43,540	452,816
PolyOne	79,864	3,451,722
†PQ Group Holdings	38,100	685,800
Quaker Chemical	13,313	2,061,784
Rayonier Advanced Materials	49,400	844,246
Sensient Technologies	43,195	3,090,602
Stepan	20,670	1,612,467
†Trecora Resources	17,392	258,271
Tredegar	26,430	621,105
Trinseo	44,100	3,128,895
Tronox	95,300	1,875,504
Valhi	27,200	129,472

		46,427,491

Commercial Services & Supplies–2.49%
ABM Industries	67,223	1,961,567
ACCO Brands	102,924	1,425,497
†Advanced Disposal Services	73,800	1,828,764
†Aqua Metals	26,300	75,744
Brady Class A	47,737	1,840,261
Brink’s	50,857	4,055,846
†Casella Waste Systems	38,534	986,856
CECO Environmental	32,964	202,399
†Cimpress	22,334	3,237,537
Covanta Holding	119,600	1,973,400
Deluxe	47,640	3,154,244
Ennis	22,960	467,236
Essendant	38,219	505,255
Healthcare Services Group	75,081	3,242,748
†Heritage-Crystal Clean	14,754	296,555
Herman Miller	58,087	1,969,149
HNI	42,275	1,572,630
†InnerWorkings	47,957	416,746
Interface Class A	58,421	1,340,762
Kimball International Class B	36,302	586,640
Knoll	47,582	990,181
LSC Communications	34,300	537,138
Matthews International Class A	30,510	1,793,988
McGrath RentCorp	24,640	1,558,973
Mobile Mini	45,166	2,118,285
MSA Safety	34,518	3,325,464
Multi-Color	13,492	872,258
†NL Industries	4,936	42,943
Pitney Bowes	191,600	1,642,012
Quad/Graphics	31,023	646,209

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
RR Donnelley & Sons	70,100	$403,776
†SP Plus	23,297	866,648
Steelcase Class A	82,734	1,116,909
†Team	29,897	690,621
Tetra Tech	55,491	3,246,224
U.S. Ecology	21,419	1,364,390
UniFirst	15,467	2,736,112
Viad	19,813	1,074,855
VSE	8,966	428,395

		56,595,217

Communications Equipment–1.57%
†Acacia Communications	28,200	981,642
ADTRAN	48,048	713,513
†Aerohive Networks	30,300	120,291
†Applied Optoelectronics	18,800	844,120
†CalAmp	34,172	800,650
†Calix	45,731	356,702
†Casa Systems	15,800	258,014
†Ciena	142,396	3,774,918
†Clearfield	8,300	91,715
Comtech Telecommunications	23,275	742,007
†Digi International	24,643	325,288
†Extreme Networks	109,645	872,774
†Finisar	116,736	2,101,248
†Harmonic	84,588	359,499
†Infinera	143,941	1,429,334
InterDigital	35,088	2,838,619
†KVH Industries	12,175	163,145
†Lumentum Holdings	63,400	3,670,860
†NETGEAR	30,534	1,908,375
†NetScout Systems	85,456	2,538,043
†Oclaro	171,700	1,533,281
Plantronics	33,651	2,565,889
†Quantenna Communications	34,800	540,792
†Ribbon Communications	50,402	358,862
†ViaSat	55,446	3,643,911
†Viavi Solutions	222,700	2,280,448

		35,813,940

Construction & Engineering–1.06%
†Aegion	32,028	824,721
†Ameresco Class A	19,021	228,252
Argan	14,551	595,863
Comfort Systems USA	36,036	1,650,449
†Dycom Industries	30,029	2,838,041
EMCOR Group	58,477	4,454,778
Granite Construction	44,779	2,492,399
†Great Lakes Dredge & Dock	50,797	266,684
†Hc2 Holdings	45,130	264,011
†IES Holdings	6,800	113,900

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
†Infrastructure And Energy Alternatives Class A	19,800	$184,338
KBR	143,100	2,564,352
†MasTec	66,078	3,353,459
†MYR Group	16,294	577,785
†Northwest Pipe	8,948	173,323
†NV5 Holdings	8,100	561,330
†Orion Holdings Group	24,328	200,949
Primoris Services	42,838	1,166,479
†Sterling Construction	27,200	354,416
†Tutor Perini	36,983	682,336
†Willscot	34,600	512,080

		24,059,945

Construction Materials–0.18%
†Forterra	21,000	204,330
†Summit Materials Class A	113,616	2,982,420
United States Lime & Minerals	1,487	124,759
†US Concrete	15,600	819,000

		4,130,509

Consumer Finance–0.70%
†Curo Group Holdings	10,400	259,480
†Elevate Credit	20,000	169,200
†Encore Capital Group	26,763	979,526
†Enova International	32,723	1,196,026
†EZCORP Class A	49,619	597,909
FirstCash	45,924	4,126,271
†Green Dot Class A	48,241	3,540,407
†LendingClub	320,300	1,213,937
Nelnet Class A	18,738	1,094,487
†PRA Group	43,623	1,681,667
†Regional Management	9,143	320,188
†World Acceptance	5,901	655,070

		15,834,168

Containers & Packaging–0.10%
Greif Class A	25,000	1,322,250
Greif Class B	4,917	283,219
Myers Industries	31,797	610,502
†UFP Technologies	5,600	172,760

		2,388,731

Distributors–0.06%
Core-Mark Holding	44,860	1,018,322
†Funko Class A	11,800	148,090
Weyco Group	5,458	198,671

		1,365,083

Diversified Consumer Services–0.84%
†Adtalem Global Education	59,900	2,881,190
†American Public Education	15,760	663,496
†Cambium Learning Group	15,800	176,170

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services (continued)
Capella Education	11,280	$1,113,336
†Career Education	66,668	1,078,022
Carriage Services	15,035	369,109
†Chegg	107,800	2,995,762
†Houghton Mifflin Harcourt	102,300	782,595
†K12	39,300	643,341
†Laureate Education Class A	54,800	785,284
†Regis	35,546	587,931
†Sotheby’s	37,075	2,014,656
Strayer Education	10,465	1,182,650
†Weight Watchers International	39,000	3,942,900

		19,216,442

Diversified Financial Services–0.17%
Banco Latinoamericano de Exportacions	29,958	737,266
†Cannae Holdings	69,500	1,289,225
†FGL Holdings	145,300	1,219,067
Marlin Business Services	10,241	305,694
†On Deck Capital	52,600	368,200

		3,919,452

Diversified Telecommunication Services–0.50%
ATN International	10,492	553,663
†Cincinnati Bell	41,865	657,281
Cogent Communications Holdings	42,304	2,259,034
Consolidated Communications Holdings	72,255	893,072
Frontier Communications	78,420	420,331
†Hawaiian Telcom Holdco	5,771	166,897
†Intelsat	37,000	616,420
†Iridium Communications	97,850	1,575,385
†Ooma	16,199	229,216
†ORBCOMM	67,494	681,689
†pdvWireless	7,900	197,105
†Vonage Holdings	224,186	2,889,758
Windstream Holdings	39,898	210,265

		11,350,116

Electric Utilities–0.97%
ALLETE	52,083	4,031,745
El Paso Electric	41,141	2,431,433
IDACORP	50,076	4,619,010
MGE Energy	34,826	2,195,779
Otter Tail	39,281	1,869,776
PNM Resources	79,936	3,109,510
Portland General Electric	88,814	3,797,687
Spark Energy Class A	8,400	81,900

		22,136,840

Electrical Equipment–0.66%
Allied Motion Technologies	6,000	287,280
†Atkore International Group	40,700	845,339

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
AZZ	25,527	$1,109,148
†Babcock & Wilcox Enterprises	41,720	99,294
Encore Wire	19,926	945,489
†Energous	24,800	367,784
EnerSys	41,806	3,120,400
†Enphase Energy	90,700	610,411
†FuelCell Energy	95,600	126,192
†Generac Holdings	60,482	3,128,734
†Plug Power	230,800	466,216
Powell Industries	9,308	324,198
Preformed Line Products	2,786	247,341
†Sunrun	97,200	1,278,180
†Thermon Group Holdings	31,903	729,622
†TPI Composites	15,500	453,220
†Vicor	16,971	739,087
†Vivint Solar	35,300	174,735

		15,052,670

Electronic Equipment, Instruments & Components–2.37%
†Anixter International	30,001	1,899,063
AVX	45,600	714,552
Badger Meter	27,422	1,225,763
Bel Fuse Class B	8,182	171,004
Belden	40,842	2,496,263
Benchmark Electronics	48,866	1,424,444
†Control4	25,300	615,043
CTS	31,511	1,134,396
Daktronics	37,661	320,495
†Electro Scientific Industries	31,900	503,063
†ePlus	13,958	1,313,448
†Fabrinet	35,641	1,314,796
†FARO Technologies	16,299	885,851
†Fitbit Class A	211,100	1,378,483
†II-VI	62,651	2,722,186
†Insight Enterprises	34,903	1,707,804
†Iteris	17,500	84,700
†Itron	33,200	1,993,660
†KEMET	54,400	1,313,760
†Kimball Electronics	24,926	456,146
†Knowles	86,406	1,322,012
†Maxwell Technologies	44,100	229,320
Mesa Laboratories	3,230	681,788
Methode Electronics	34,966	1,409,130
MTS Systems	18,057	950,701
†Napco Security Technologies	8,800	128,920
†nLight	7,600	251,256
†Novanta	33,263	2,072,285
†OSI Systems	17,368	1,343,067
†PAR Technology	12,900	228,072
Park Electrochemical	20,088	465,841
PC Connection	12,124	402,517
†Plexus	32,663	1,944,755

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Rogers	18,652	$2,078,952
†Sanmina	69,695	2,042,063
†ScanSource	24,537	988,841
SYNNEX	30,723	2,965,077
†Tech Data	38,700	3,178,044
†TTM Technologies	95,550	1,684,547
†VeriFone Systems	108,500	2,475,970
Vishay Intertechnology	132,600	3,076,320
†Vishay Precision Group	10,872	414,767

		54,009,165

Energy Equipment & Services–1.79%
Archrock	135,600	1,627,200
†Basic Energy Services	18,900	209,979
Bristow Group	32,791	462,681
†C&J Energy Services	65,800	1,552,880
†Cactus Class A	27,600	932,604
†CARBO Ceramics	18,200	166,894
†Covia Holdings Class C	30,880	573,133
†Dawson Geophysical	24,100	190,390
†Diamond Offshore Drilling	63,700	1,328,782
†Dril-Quip	38,700	1,989,180
†Era Group	21,219	274,786
†Exterran	31,700	793,768
†Forum Energy Technologies	79,346	979,923
Frank’s International	76,700	598,260
†FTS International	20,000	284,800
†Geospace Technologies	6,900	97,014
†Gulfmark Offshore	4,400	147,400
†Helix Energy Solutions Group	138,956	1,157,503
†Independence Contract Drilling	26,100	107,532
†ION Geophysical	11,700	284,310
†Keane Group	52,400	716,308
†Key Energy Services	7,700	125,048
†Liberty Oilfield Services Class A	12,300	230,256
†Mammoth Energy Services	7,000	237,720
†Matrix Service	27,007	495,578
†McDermott International	181,489	3,566,259
†Natural Gas Services Group	10,289	242,820
†NCS Multistage Holdings	8,200	119,146
†Newpark Resources	83,541	906,420
†Nine Energy Service	8,700	288,144
†Noble	240,300	1,521,099
†Ocean Rig UDW	55,700	1,642,036
Oceaneering International	100,400	2,556,184
†Oil States International	60,600	1,945,260
†PHI	8,782	89,313
†Pioneer Energy Services	68,083	398,286
†Profire Energy	28,700	97,006
†ProPetro Holding	72,800	1,141,504
†Quintana Energy Services	2,400	20,328
†RigNet	10,963	112,919

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Rowan Class A	129,700	$2,103,734
†SEACOR Holdings	16,300	933,501
†SEACOR Marine Holdings	16,964	391,699
†Select Energy Services Class A	47,000	682,910
†Smart Sand	19,900	105,669
†Solaris Oilfield Infrastructure Class A	27,700	395,833
†Superior Energy Services	148,800	1,449,312
†TETRA Technologies	115,542	514,162
†Tidewater	24,900	720,357
†Unit	51,000	1,303,560
US Silica Holdings	79,483	2,041,918

		40,853,308

Equity Real Estate Investment Trusts–6.55%
Acadia Realty Trust	80,815	2,211,907
Agree Realty	30,766	1,623,522
Alexander & Baldwin	66,508	1,562,938
Alexander’s	2,076	794,340
American Assets Trust	39,573	1,515,250
Americold Realty Trust	52,900	1,164,858
Armada Hoffler Properties	44,600	664,540
Ashford Hospitality Trust	77,198	625,304
Bluerock Residential Growth REIT	25,100	223,892
Braemar Hotels & Resorts	24,654	281,549
BRT Apartments Class C	10,000	127,500
CareTrust REIT	74,181	1,238,081
CatchMark Timber Trust Class A	44,400	565,212
CBL & Associates Properties	167,200	931,304
Cedar Realty Trust	90,461	426,976
Chatham Lodging Trust	44,131	936,460
Chesapeake Lodging Trust	57,815	1,829,267
City Office REIT	36,500	468,295
Clipper Realty	13,500	115,290
Community Healthcare Trust	17,800	531,686
CoreCivic	120,500	2,878,745
CorEnergy Infrastructure Trust	12,320	463,232
†CorePoint Lodging	39,850	1,032,115
Cousins Properties	425,225	4,120,430
DiamondRock Hospitality	203,074	2,493,749
Easterly Government Properties	47,200	932,672
EastGroup Properties	34,869	3,332,082
Education Realty Trust	76,186	3,161,719
Farmland Partners	33,900	298,320
First Industrial Realty Trust	125,906	4,197,706
Four Corners Property Trust	60,400	1,487,652
Franklin Street Properties	103,204	883,426
Front Yard Residential	49,900	519,958
GEO Group	122,626	3,377,120
Getty Realty	30,617	862,481
Gladstone Commercial	27,505	528,646
Gladstone Land Class C	14,900	188,783
Global Medical REIT	20,400	180,744

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Global Net Lease	66,600	$1,360,638
Government Properties Income Trust	97,703	1,548,593
Gramercy Property Trust	162,105	4,428,709
Healthcare Realty Trust	125,492	3,649,307
Hersha Hospitality Trust	38,541	826,704
Independence Realty Trust	83,156	857,338
Industrial Logistics Properties Trust	22,000	491,700
†InfraREIT	42,000	931,140
Innovative Industrial Properties	7,100	260,002
Investors Real Estate Trust	120,462	666,155
†iStar	66,970	722,606
Jernigan Capital	11,400	217,284
Kite Realty Group Trust	81,154	1,386,110
LaSalle Hotel Properties	112,911	3,864,944
Lexington Realty Trust	211,386	1,845,400
LTC Properties	38,473	1,644,336
Mack-Cali Realty	88,500	1,794,780
MedEquities Realty Trust	30,400	335,008
Monmouth Real Estate Investment	74,689	1,234,609
National Health Investors	40,834	3,008,649
National Storage Affiliates Trust	50,300	1,550,246
New Senior Investment Group	81,700	618,469
Nexpoint Residential Trust	17,800	506,410
NorthStar Realty Europe	54,100	783,909
One Liberty Properties	13,245	349,800
Pebblebrook Hotel Trust	66,910	2,596,108
Pennsylvania Real Estate Investment Trust	68,099	748,408
Physicians Realty Trust	185,200	2,952,088
Piedmont Office Realty Trust Class A Class A	130,000	2,590,900
PotlatchDeltic	62,391	3,172,582
Preferred Apartment Communities Class A	39,100	664,309
PS Business Parks	20,162	2,590,817
QTS Realty Trust Class A	51,800	2,046,100
†Quality Care Properties	96,400	2,073,564
Ramco-Gershenson Properties Trust	77,505	1,023,841
Retail Opportunity Investments	112,967	2,164,448
Rexford Industrial Realty	81,800	2,567,702
RLJ Lodging Trust	175,855	3,877,603
Ryman Hospitality Properties	45,303	3,766,944
Sabra Health Care REIT	176,054	3,825,653
Safety Income & Growth	11,400	216,258
Saul Centers	11,066	592,916
Select Income REIT	62,163	1,396,803
Seritage Growth Properties Class A	33,000	1,400,190
†Spirit MTA REIT	45,500	468,650
STAG Industrial	99,234	2,702,142
Summit Hotel Properties	101,473	1,452,079
Sunstone Hotel Investors	223,892	3,721,085
Tanger Factory Outlet Centers	93,400	2,193,966

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Terreno Realty	54,214	$2,042,241
TIER REIT	47,100	1,120,038
UMH Properties	32,167	493,763
Universal Health Realty Income Trust	12,573	804,421
Urban Edge Properties	111,000	2,538,570
Urstadt Biddle Properties Class A	29,017	656,655
Washington Prime Group	183,100	1,484,941
Washington Real Estate Investment Trust	79,975	2,425,642
Whitestone REIT	38,571	481,366
Xenia Hotels & Resorts	109,100	2,657,676

		149,171,066

Food & Staples Retailing–0.62%
Andersons	26,563	908,455
†Chefs’ Warehouse	22,495	641,107
Ingles Markets Class A	14,231	452,546
†Natural Grocers by Vitamin Cottage	7,253	92,403
†Performance Food Group	101,000	3,706,700
PriceSmart	21,532	1,948,646
†Rite Aid	1,070,200	1,851,446
†Smart & Final Stores	14,800	82,140
SpartanNash	36,458	930,408
†SUPERVALU	38,321	786,347
†United Natural Foods	49,399	2,107,361
Village Super Market Class A	6,613	194,819
Weis Markets	9,800	522,732

		14,225,110

Food Products–1.01%
Alico	2,463	78,077
B&G Foods Class A	64,114	1,917,009
Calavo Growers	15,654	1,505,132
†Cal-Maine Foods	31,830	1,459,405
†Darling Ingredients	163,059	3,241,613
Dean Foods	89,900	944,849
†Farmer Brothers	10,801	329,971
Fresh Del Monte Produce	31,656	1,410,275
†Freshpet	25,100	688,995
†Hostess Brands	100,900	1,372,240
J&J Snack Foods	15,287	2,330,809
John B Sanfilippo & Son	8,802	655,309
Lancaster Colony	19,154	2,651,297
†Landec	29,706	442,619
Limoneira	10,245	252,129
Sanderson Farms	20,790	2,186,069
†Seneca Foods Class A	6,481	174,987
†Simply Good Foods	62,300	899,612
Tootsie Roll Industries	17,439	537,993

		23,078,390

Gas Utilities–1.13%
Chesapeake Utilities	15,565	1,244,422

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities (continued)
New Jersey Resources	86,482	$3,870,069
Northwest Natural Gas	27,719	1,768,472
ONE Gas	51,800	3,871,532
RGC Resources	5,100	148,818
South Jersey Industries	87,004	2,912,024
Southwest Gas Holdings	48,895	3,729,222
Spire	49,867	3,523,104
WGL Holdings	51,824	4,599,380

		25,667,043

Health Care Equipment & Supplies–3.36%
Abaxis	21,413	1,777,493
†Accuray	82,118	336,684
†AngioDynamics	36,392	809,358
†Anika Therapeutics	14,195	454,240
†Antares Pharma	146,400	377,712
†AtriCure	32,003	865,681
Atrion	1,367	819,380
†Avanos Medical	47,500	2,719,375
†AxoGen	34,000	1,708,500
†Cardiovascular Systems	33,082	1,069,872
†Cerus	122,983	820,297
CONMED	26,822	1,963,370
†CryoLife	36,510	1,016,803
†CryoPort	26,700	421,326
†Cutera	13,100	527,930
†CytoSorbents	30,500	347,700
†Endologix	84,932	480,715
†FONAR	4,500	119,475
†GenMark Diagnostics	53,000	338,140
†Glaukos	33,700	1,369,568
†Globus Medical	72,474	3,657,038
†Haemonetics	53,334	4,782,993
†Helius Medical Technologies	18,100	172,312
†Heska	6,600	685,014
†Inogen	17,800	3,316,674
†Integer Holdings	31,225	2,018,696
†IntriCon	6,700	270,010
Invacare	33,339	620,105
†iRadimed	4,700	97,525
†iRhythm Technologies	24,200	1,963,346
†K2M Group Holdings	40,800	918,000
†Lantheus Holdings	38,800	564,540
LeMaitre Vascular	15,000	502,200
†LivaNova	49,200	4,911,144
Meridian Bioscience	41,475	659,453
†Merit Medical Systems	49,774	2,548,429
†Natus Medical	33,063	1,140,673
†Neogen	50,816	4,074,935
†Nevro	29,500	2,355,575
†Novocure	72,900	2,281,770
†NuVasive	52,137	2,717,380

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Nuvectra	15,000	$307,950
†NxStage Medical	66,954	1,868,017
†OraSure Technologies	61,806	1,017,945
†Orthofix International	16,903	960,428
†OrthoPediatrics	5,505	146,653
†Oxford Immunotec Global	26,000	335,140
†Pulse Biosciences	6,800	102,952
†Quidel	33,325	2,216,113
†Rockwell Medical Technologies	55,635	274,281
†RTI Surgical	51,400	236,440
†SeaSpine Holdings	13,400	169,108
†Senseonics Holdings	71,900	295,509
†Sientra	24,500	477,995
†Staar Surgical	40,699	1,261,669
†Surmodics	13,165	726,708
†Tactile Systems Technology	17,800	925,600
†Tandem Diabetes Care	46,000	1,012,920
†TransEnterix	162,500	708,500
Utah Medical Products	3,615	398,192
†Varex Imaging	36,900	1,368,621
†Viewray	52,800	365,376
†Wright Medical Group	105,403	2,736,262

		76,513,810

Health Care Providers & Services–1.88%
†AAC Holdings	8,600	80,582
†Addus HomeCare	7,800	446,550
†Amedisys	29,016	2,479,707
†American Renal Associates Holdings	14,500	228,665
†AMN Healthcare Services	47,274	2,770,256
†Apollo Medical Holdings Class H	26,000	672,360
†BioScrip	119,631	350,519
†BioTelemetry	33,100	1,489,500
†Brookdale Senior Living	190,400	1,730,736
†Capital Senior Living	20,531	219,066
†Civitas Solutions	17,200	282,080
†Community Health Systems	104,000	345,280
†CorVel	9,612	519,048
†Cross Country Healthcare	36,717	413,066
†Diplomat Pharmacy	57,900	1,479,924
Ensign Group	49,390	1,769,150
†Genesis Healthcare	53,778	123,152
†HealthEquity	54,700	4,107,970
†Kindred Healthcare	84,351	759,159
†LHC Group	31,304	2,679,309
†LifePoint Health	36,200	1,766,560
†Magellan Health	24,995	2,398,270
National HealthCare	12,475	877,991
National Research Class A	10,937	409,044
Owens & Minor	59,854	1,000,160
Patterson	83,500	1,892,945
†PetIQ	11,200	300,832

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Providence Service	11,433	$898,062
†Quorum Health	33,200	166,000
†R1 RCM	99,300	861,924
†RadNet	38,200	573,000
†Select Medical Holdings	110,267	2,001,346
†Surgery Partners	19,400	289,060
†Tenet Healthcare	84,800	2,846,736
†Tivity Health	40,836	1,437,427
†Triple-S Management Class B	22,838	892,052
U.S. Physical Therapy	11,949	1,147,104

		42,704,592

Health Care Technology–1.02%
†Allscripts Healthcare Solutions	176,600	2,119,200
†Castlight Health Class B	83,200	353,600
Computer Programs & Systems	11,849	389,832
†Cotiviti Holdings	40,300	1,778,439
†Evolent Health Class A	68,800	1,448,240
HealthStream	25,645	700,365
†HMS Holdings	82,020	1,773,272
†Inovalon Holdings Class A	63,600	631,230
†Inspire Medical Systems	8,500	303,110
†Medidata Solutions	58,334	4,699,387
†NantHealth	5,000	16,550
†Omnicell	39,025	2,046,861
†Quality Systems	52,628	1,026,246
Simulations Plus	11,900	264,775
†Tabula Rasa HealthCare	17,800	1,136,174
†Teladoc	62,700	3,639,735
†Vocera Communications	28,740	859,039

		23,186,055

Hotels, Restaurants & Leisure–3.06%
BBX Capital	68,500	618,555
†Belmond Class A	87,922	980,330
†Biglari Holdings Class A	88	83,600
†Biglari Holdings Class B	885	162,389
BJ’s Restaurants	19,874	1,192,440
Bloomin’ Brands	90,352	1,816,075
Bluegreen Vacations	8,200	195,160
†Bojangles’	18,800	270,720
Boyd Gaming	82,583	2,862,327
Brinker International	45,400	2,161,040
†Carrols Restaurant Group	34,965	519,230
†Century Casinos	27,600	241,500
Cheesecake Factory	43,386	2,388,833
Churchill Downs	11,926	3,536,059
†Chuy’s Holdings	16,732	513,672
Cracker Barrel Old Country Store	19,294	3,013,916
†Dave & Buster’s Entertainment	40,500	1,927,800
†Del Frisco’s Restaurant Group	22,587	284,596
†Del Taco Restaurants	33,400	473,612

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Denny’s	62,956	$1,002,889
Dine Brands Global	16,932	1,266,514
†Drive Shack	64,700	499,484
†El Pollo Loco Holdings	22,000	250,800
†Eldorado Resorts	66,700	2,607,970
†Empire Resorts	1,339	26,512
†Fiesta Restaurant Group	25,957	744,966
†Golden Entertainment	18,200	491,218
†Habit Restaurants Class A	22,300	223,000
ILG	105,536	3,485,854
International Speedway Class A	23,718	1,060,195
†J Alexander’s Holdings	11,071	123,442
Jack in the Box	29,915	2,546,365
†Lindblad Expeditions Holdings	21,600	286,200
Marriott Vacations Worldwide	21,772	2,459,365
†Monarch Casino & Resort	10,884	479,440
Nathan’s Famous	2,600	244,660
†Noodles & Co.	7,800	95,940
Papa John’s International	25,422	1,289,404
†Penn National Gaming	86,700	2,912,253
†Pinnacle Entertainment	51,685	1,743,335
†Planet Fitness Class A	89,400	3,928,236
†PlayAGS	17,000	460,190
†Potbelly	24,300	314,685
RCI Hospitality Holdings	9,600	303,840
†Red Lion Hotels	20,100	234,165
†Red Robin Gourmet Burgers	12,722	592,845
Red Rock Resorts Class A	70,600	2,365,100
Ruth’s Hospitality Group	29,308	822,089
†Scientific Games Class A	55,652	2,735,296
†SeaWorld Entertainment	56,300	1,228,466
†Shake Shack Class A	25,100	1,661,118
Sonic	38,375	1,320,868
Speedway Motorsports	9,461	164,243
Texas Roadhouse	68,540	4,490,055
†Town Sports International Holdings	16,600	241,530
Wingstop	28,400	1,480,208
†Zoe’s Kitchen	21,200	206,912

		69,631,506

Household Durables–1.55%
†AV Homes	13,380	286,332
Bassett Furniture Industries	10,800	297,540
†Beazer Homes USA	32,366	477,399
†Cavco Industries	8,326	1,728,894
†Century Communities	26,538	837,274
Ethan Allen Interiors	24,832	608,384
Flexsteel Industries	6,932	276,587
†GoPro Class A	108,800	700,672
†Green Brick Partners	27,182	266,384
Hamilton Beach Brands Holding Class A	7,284	211,600

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†Helen of Troy	26,547	$2,613,552
Hooker Furniture	11,900	558,110
†Hovnanian Enterprises Class A	101,192	164,943
†Installed Building Products	21,118	1,194,223
†iRobot	26,832	2,033,061
KB Home	87,236	2,376,309
La-Z-Boy	47,233	1,445,330
†LGI Homes	19,000	1,096,870
Libbey	7,000	56,910
Lifetime Brands	8,078	102,187
†M/I Homes	26,174	693,088
MDC Holdings	43,990	1,353,572
†Meritage Homes	37,584	1,651,817
†New Home	10,900	108,673
†PICO Holdings	23,871	278,097
†Roku	44,100	1,879,542
Skyline Champion	7,600	266,304
†Taylor Morrison Home Class A	113,900	2,366,842
†TopBuild	35,200	2,757,568
†TRI Pointe Group	153,552	2,512,111
Tupperware Brands	52,100	2,148,604
†Turtle Beach	8,900	180,848
†Universal Electronics	14,011	463,064
†Vuzix	26,900	200,405
†William Lyon Homes Class A	32,100	744,720
†ZAGG	25,300	437,690

		35,375,506

Household Products–0.25%
†Central Garden & Pet	11,000	478,280
†Central Garden & Pet Class A	34,522	1,397,105
†HRG Group	126,856	1,660,545
Oil-Dri Corp. of America	3,954	166,622
WD-40	13,439	1,965,454

		5,668,006

Independent Power & Renewable Electricity Producers–0.28%
†Atlantic Power	123,333	271,333
NRG Yield Class A	34,900	595,045
NRG Yield Class C	64,100	1,102,520
Ormat Technologies	39,256	2,088,027
Pattern Energy Group	82,500	1,546,875
TerraForm Power Class A	75,464	882,929

		6,486,729

Industrial Conglomerates–0.06%
Raven Industries	35,351	1,359,246

		1,359,246

Insurance–2.50%
†Ambac Financial Group	45,200	897,220
American Equity Investment Life Holding	90,655	3,263,580

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
AMERISAFE	18,799	$1,085,642
AmTrust Financial Services	112,800	1,643,496
Argo Group International Holdings	32,467	1,887,956
Baldwin & Lyons Class B	8,128	198,323
†Citizens	42,963	334,682
CNO Financial Group	165,612	3,153,252
Crawford & Co. Class B	10,379	89,778
Donegal Group Class A	6,646	90,452
†eHealth	19,819	438,000
EMC Insurance Group	9,983	277,328
Employers Holdings	31,127	1,251,305
†Enstar Group	12,211	2,531,340
FBL Financial Group Class A	10,074	793,327
FedNat Holding	12,700	292,989
†Genworth Financial	511,900	2,303,550
Global Indemnity	8,737	340,568
†Goosehead Insurance Class A	10,700	267,072
†Greenlight Capital Re Class A	30,357	431,069
†Hallmark Financial Services	14,658	146,287
HCI Group	8,307	345,322
†Health Insurance Innovations Class A	12,100	391,435
Heritage Insurance Holdings	22,000	366,740
Horace Mann Educators	41,831	1,865,663
Independence Holding	6,117	203,390
Infinity Property & Casualty	10,489	1,493,109
Investors Title	1,253	231,379
James River Holdings L	25,200	990,108
Kemper	40,400	3,056,260
Kingstone	6,700	113,230
Kinsale Capital Group	20,000	1,097,200
Maiden Holdings	70,795	548,661
†MBIA	88,100	796,424
National General Holdings	62,800	1,653,524
National Western Life Group Class A	2,216	680,888
Navigators Group	20,232	1,153,224
†NI Holdings	7,600	128,820
Primerica	43,922	4,374,631
ProAssurance	54,000	1,914,300
RLI	39,734	2,629,993
Safety Insurance Group	14,399	1,229,675
Selective Insurance Group	58,707	3,228,885
State Auto Financial	15,795	472,428
Stewart Information Services	24,039	1,035,360
†Third Point Reinsurance	90,000	1,125,000
Tiptree Financial Class A	21,700	147,560
†Trupanion	24,682	952,725
United Fire Group	21,121	1,151,306
United Insurance Holdings	21,400	419,012
Universal Insurance Holdings	30,603	1,074,165
†WMIH	207,400	277,916

		56,865,549

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.54%
†1-800-Flowers.com Class A	27,282	$342,389
†Duluth Holdings Class B	8,300	197,457
†Gaia	9,750	197,437
†Groupon	448,200	1,927,260
†Lands End	14,100	393,390
†Liberty Expedia Holdings Class A	55,300	2,429,882
†Liberty TripAdvisor Holdings Class A	71,800	1,155,980
Nutrisystem	29,326	1,129,051
†Overstock.com	21,397	720,009
PetMed Express	19,472	857,742
†Shutterfly	33,472	3,013,484

		12,364,081

Internet Software & Services–3.44%
†Alarm.com Holdings	31,500	1,271,970
†Alteryx Class A	28,700	1,095,192
†Amber Road	19,300	181,613
†Appfolio Class A	15,200	929,480
†Apptio Class A	34,500	1,248,900
†Benefitfocus	20,600	692,160
†Blucora	47,768	1,767,416
†Box Class A	128,700	3,216,213
†Brightcove	36,186	349,195
†Carbonite	27,370	955,213
†Cardlytics	6,900	150,144
†Care.com	20,600	430,128
†Cargurus	50,100	1,740,474
†Cars.com	73,700	2,092,343
†ChannelAdvisor	26,700	375,135
†Cision	40,900	611,455
†Cloudera	105,400	1,437,656
†Cornerstone OnDemand	54,110	2,566,437
†Coupa Software	53,800	3,348,512
†eGain	19,600	295,960
†Endurance International Group Holdings	72,800	724,360
†Envestnet	43,363	2,382,797
†Etsy	119,900	5,058,581
†Five9	57,600	1,991,232
†Fusion Connect	26,800	105,592
†Gogo	57,100	277,506
†GTT Communications	35,600	1,602,000
†Hortonworks	70,100	1,277,222
†Instructure	32,000	1,361,600
†Internap	21,925	228,459
j2 Global	47,387	4,104,188
†Leaf Group	12,500	135,625
†Limelight Networks	112,349	502,200
†Liquidity Services	21,339	139,770
†LivePerson	54,518	1,150,330
†Meet Group	76,300	341,824
†MINDBODY Class A	41,900	1,617,340

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†New Relic	44,800	$4,506,432
NIC	63,247	983,491
†Pandora Media	260,300	2,051,164
†Q2 Holdings	37,200	2,122,260
†QuinStreet	38,311	486,550
†Quotient Technology	81,900	1,072,890
Reis	8,300	180,940
†Remark Holdings	31,800	124,338
†SendGrid	8,000	212,160
†ShotSpotter	7,800	295,854
†Shutterstock	18,252	866,240
†SPS Commerce	16,601	1,219,841
†Stamps.com	17,538	4,437,991
†TechTarget	20,098	570,783
†Telaria	49,300	199,172
†Trade Desk Class A	31,900	2,992,220
†Travelzoo	6,200	106,020
†TrueCar	94,100	949,469
†Tucows Class A	9,100	551,915
†Veritone	8,200	137,924
†Web.com Group	38,051	983,618
†XO Group	24,601	787,232
†Yelp	82,100	3,216,678
†Yext	82,800	1,601,352

		78,412,756

IT Services–1.67%
†Acxiom	77,072	2,308,306
†CACI International Class A	24,861	4,190,322
†Cardtronics Class A	44,740	1,081,813
Cass Information Systems	11,863	816,412
ConvergeOne Holdings	27,400	257,286
Convergys	91,922	2,246,574
CSG Systems International	32,588	1,331,872
†Everi Holdings	65,300	470,160
EVERTEC	59,500	1,300,075
†Exela Technologies	52,100	247,475
†ExlService Holdings	33,948	1,921,796
Hackett Group	23,791	382,321
†Information Services Group	27,000	110,700
ManTech International Class A	27,017	1,449,192
MAXIMUS	65,564	4,072,180
†MoneyGram International	24,587	164,487
†Perficient	33,925	894,602
Perspecta	145,500	2,990,025
†PFSweb	17,400	169,128
†Presidio	32,700	428,370
†PRGX Global	23,300	226,010
Science Applications International	42,500	3,439,525
†ServiceSource International	81,160	319,770
†Sykes Enterprises	38,477	1,107,368
†Syntel	36,428	1,168,975

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
Travelport Worldwide	127,400	$2,361,996
TTEC Holdings	14,260	492,683
†Unisys	50,354	649,567
†Virtusa	28,736	1,398,868

		37,997,858

Leisure Products–0.34%
Acushnet Holdings	35,700	873,222
†American Outdoor Brands	53,732	646,396
Callaway Golf	91,427	1,734,370
†Clarus	15,300	126,225
Escalade	7,644	107,780
Johnson Outdoors Class A	5,086	429,920
†Malibu Boats Class A	20,200	847,188
Marine Products	5,236	93,096
†MCBC Holdings	18,500	535,575
†Nautilus	30,700	481,990
Sturm Ruger & Co.	16,714	935,984
†Vista Outdoor	56,400	873,636

		7,685,382

Life Sciences Tools & Services–0.43%
†Accelerate Diagnostics	25,921	578,038
†Cambrex	33,546	1,754,456
†ChromaDex	44,900	166,579
†Codexis	52,700	758,880
†Enzo Biochem	41,515	215,463
†Fluidigm	34,966	208,397
†Harvard Bioscience	39,800	212,930
Luminex	40,307	1,190,266
†Medpace Holdings	12,500	537,500
†NanoString Technologies	23,600	322,848
†NeoGenomics	57,000	747,270
†Pacific Biosciences of California	122,098	433,448
†Quanterix	6,200	89,032
†Syneos Health	56,700	2,659,230

		9,874,337

Machinery–3.48%
Actuant Class A	62,214	1,825,981
Alamo Group	9,335	843,511
Albany International	27,983	1,683,177
Altra Industrial Motion	28,078	1,210,162
American Railcar Industries	7,746	305,812
Astec Industries	23,447	1,402,131
Barnes Group	49,939	2,941,407
†Blue Bird	13,400	299,490
Briggs & Stratton	41,114	724,018
†Chart Industries	31,274	1,928,980
CIRCOR International	16,427	607,142
Columbus McKinnon	21,808	945,595
†Commercial Vehicle Group	27,600	202,584
DMC Global	14,400	646,560

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Douglas Dynamics	21,749	$1,043,952
Eastern	4,100	115,005
†Energy Recovery	37,400	302,192
EnPro Industries	20,609	1,441,600
ESCO Technologies	24,938	1,438,923
Federal Signal	57,807	1,346,325
Franklin Electric	47,140	2,126,014
FreightCar America	10,041	168,588
†Gencor Industries	6,410	103,521
Global Brass & Copper Holdings	21,500	674,025
Gorman-Rupp	18,082	632,870
Graham	10,262	264,862
Greenbrier	32,247	1,701,029
†Harsco	78,500	1,734,850
Hillenbrand	62,936	2,967,432
Hurco	5,769	258,163
Hyster-Yale Materials Handling	10,266	659,591
John Bean Technologies	31,192	2,772,969
Kadant	10,697	1,028,517
Kennametal	80,800	2,900,720
†LB Foster Class A	7,408	170,014
Lindsay	10,307	999,676
†Lydall	16,502	720,312
†Manitex International	16,500	205,920
†Manitowoc	36,375	940,657
†Meritor	85,712	1,763,096
†Milacron Holdings	67,800	1,283,454
Miller Industries	9,446	241,345
Mueller Industries	55,640	1,641,936
Mueller Water Products Class A	150,327	1,761,832
†Navistar International	48,500	1,974,920
NN	26,956	509,468
Omega Flex	3,189	252,282
Park-Ohio Holdings	9,216	343,757
†Proto Labs	27,443	3,264,345
†RBC Bearings	23,418	3,016,473
REV Group	27,700	471,177
†Rexnord	103,464	3,006,664
Spartan Motors	34,116	515,152
†SPX	41,700	1,461,585
†SPX FLOW	42,900	1,877,733
Standex International	12,354	1,262,579
Sun Hydraulics	29,228	1,408,497
Tennant	17,281	1,365,199
Titan International	49,510	531,242
†TriMas	44,625	1,311,975
†Twin Disc	9,200	228,344
Wabash National	57,240	1,068,098
Watts Water Technologies Class A	27,128	2,126,835
Woodward	54,158	4,162,584

		79,134,849

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Marine–0.13%
Costamare	53,000	$422,940
†Eagle Bulk Shipping	41,700	226,848
†Genco Shipping & Trading	5,800	89,900
Matson	41,300	1,585,094
†Safe Bulkers	54,300	184,620
Scorpio Bulkers	62,391	442,976

		2,952,378

Media–1.59%
AMC Entertainment Holdings	52,690	837,771
Beasley Broadcast Group Class A	6,200	69,440
†Boston Omaha Class A	6,100	128,527
†Central European Media Enterprises Class A	78,271	324,825
Clear Channel Outdoor Holdings Class A	46,000	197,800
†Daily Journal	950	218,690
Emerald Expositions Events	26,000	535,600
Entercom Communications Class A	124,321	938,624
Entravision Communications Class A	67,130	335,650
†Eros International	31,900	414,700
EW Scripps Class A	57,266	766,792
†Fluent	11,600	28,420
Gannett	110,400	1,181,280
†Gray Television	78,500	1,240,300
†Hemisphere Media Group	13,500	176,850
†IMAX	55,000	1,218,250
†Liberty Latin America Class A	44,800	856,576
†Liberty Latin America Class C	115,400	2,236,452
†Liberty Media-Liberty Braves Class A	9,200	236,532
†Liberty Media-Liberty Braves Class C	33,900	876,654
†LiveXLive Media	6,000	34,620
†Loral Space & Communications	13,261	498,614
Marcus	18,734	608,855
†MDC Partners Class A	57,535	264,661
Meredith	38,534	1,965,234
†MSG Networks Class A	58,600	1,403,470
National CineMedia	80,529	676,444
New Media Investment Group	61,200	1,130,976
New York Times Class A	133,011	3,444,985
Nexstar Media Group Class A	45,297	3,324,800
†Reading International Class A	13,940	222,343
Saga Communications Class A	2,612	100,562
Scholastic	27,791	1,231,419
Sinclair Broadcast Group Class A	73,232	2,354,409
TEGNA	220,000	2,387,000
†tronc	22,300	385,344
†WideOpenWest	29,400	284,004
World Wrestling Entertainment Class A	42,807	3,117,206

		36,254,679

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining–1.29%
†AK Steel Holding	308,256	$1,337,831
†Allegheny Technologies	124,700	3,132,464
Carpenter Technology	47,300	2,486,561
†Century Aluminum	49,087	773,120
†Cleveland-Cliffs Class CLIFFS	302,000	2,545,860
†Coeur Mining	181,086	1,376,254
Commercial Metals	118,000	2,490,980
Compass Minerals International	34,600	2,274,950
Gold Resource	55,400	365,086
Haynes International	12,381	454,878
Hecla Mining	385,100	1,340,148
Kaiser Aluminum	16,122	1,678,461
†Klondex Mines	194,200	448,602
Materion	19,584	1,060,474
Olympic Steel	10,006	204,222
†Ramaco Resources	4,941	34,389
†Ryerson Holding	14,325	159,724
Schnitzer Steel Industries Class A	26,101	879,604
†SunCoke Energy	63,847	855,550
Synalloy	9,400	187,530
Tahoe Resources (New York Shares)	316,800	1,558,656
†TimkenSteel	40,300	658,905
†Universal Stainless & Alloy Products	8,000	189,360
Warrior Met Coal	37,000	1,020,090
Worthington Industries	43,408	1,821,834

		29,335,533

Mortgage Real Estate Investment Trusts–1.06%
AG Mortgage Investment Trust	28,184	529,577
Anworth Mortgage Asset	97,931	486,717
Apollo Commercial Real Estate Finance	125,181	2,288,309
Arbor Realty Trust	56,900	593,467
Ares Commercial Real Estate	27,489	379,623
ARMOUR Residential REIT	41,053	936,419
Blackstone Mortgage Trust Class A	103,500	3,253,005
Capstead Mortgage	94,308	844,057
Cherry Hill Mortgage Investment	12,800	228,608
Colony Credit Real Estate	85,600	1,774,488
CYS Investments	152,167	1,141,253
Dynex Capital	44,830	292,740
Exantas Capital	31,982	325,577
Granite Point Mortgage Trust	42,800	785,380
Great Ajax	13,879	181,537
Hannon Armstrong Sustainable Infrastructure Capital	50,000	987,500
Invesco Mortgage Capital	109,661	1,743,610
KKR Real Estate Finance Trust	16,400	324,392
Ladder Capital Class A	88,905	1,388,696
MTGE Investment	45,211	886,136
New York Mortgage Trust	110,832	666,100
Orchid Island Capital	53,200	400,064

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (continued)
PennyMac Mortgage Investment Trust	61,021	$1,158,789
Redwood Trust	75,146	1,237,655
Sutherland Asset Management	14,906	242,223
TPG RE Finance Trust	32,700	664,464
Western Asset Mortgage Capital	41,484	432,263

		24,172,649

Multiline Retail–0.33%
Big Lots	41,500	1,733,870
Dillard’s Class A	13,700	1,294,650
†JC Penney	305,800	715,572
†Ollie’s Bargain Outlet Holdings	50,300	3,646,750
†Sears Holdings	49,700	117,789

		7,508,631

Multi-Utilities–0.45%
Avista	66,326	3,492,727
Black Hills	53,143	3,252,883
NorthWestern	49,406	2,828,493
Unitil	13,841	706,445

		10,280,548

Oil, Gas & Consumable Fuels–3.08%
†Abraxas Petroleum	157,712	455,788
Adams Resources & Energy	1,206	51,858
†Alta Mesa Resources	99,600	678,276
†Amyris	28,600	182,754
†Approach Resources	29,500	71,980
Arch Coal Class A	18,700	1,466,641
†Ardmore Shipping	32,900	269,780
†Bonanza Creek Energy	20,400	772,548
†California Resources	46,100	2,094,784
†Callon Petroleum	222,716	2,391,970
†Carrizo Oil & Gas	79,589	2,216,554
†Clean Energy Fuels	142,195	524,700
†Cloud Peak Energy	79,300	276,757
†=Cobalt International Energy	1	0
†CONSOL Energy	28,800	1,104,480
†Contango Oil & Gas	17,200	97,696
CVR Energy	15,900	588,141
Delek U.S. Holdings	84,479	4,238,311
†Denbury Resources	447,800	2,153,918
DHT Holdings	88,000	412,720
†Dorian LPG	24,036	183,635
†Earthstone Energy Class A	17,200	152,220
†Eclipse Resources	100,600	160,960
†Energy Fuels	84,400	191,588
†Energy XXI Gulf Coast	32,200	284,648
†EP Energy Class A	33,600	100,800
Evolution Petroleum	21,847	215,193
Frontline	78,836	460,402
GasLog	40,507	773,684
Golar LNG	93,300	2,748,618

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Goodrich Petroleum	10,500	$129,885
Green Plains	39,043	714,487
†Gulfport Energy	177,800	2,234,946
†Halcon Resources	128,500	564,115
Hallador Energy	11,900	84,966
†HighPoint Resources	100,090	608,547
†International Seaways	29,465	681,820
†Isramco	751	92,298
†Jagged Peak Energy	66,500	865,830
†Laredo Petroleum	159,000	1,529,580
†Lilis Energy	46,600	242,320
†Matador Resources	100,395	3,016,870
†Midstates Petroleum	17,000	231,370
NACCO Industries Class A	3,538	119,407
Nordic American Tankers	157,898	423,167
†Northern Oil and Gas	116,600	367,290
†Oasis Petroleum	272,800	3,538,216
†Overseas Shipholding Group Class A	50,500	195,940
Panhandle Oil & Gas Class A	13,933	266,120
†Par Pacific Holdings	31,735	551,554
†PDC Energy	65,550	3,962,497
Peabody Energy	81,700	3,715,716
†Penn Virginia	14,300	1,213,927
†Renewable Energy Group	38,864	693,722
†Resolute Energy	21,500	670,800
†REX American Resources	6,050	489,869
†Ring Energy	59,287	748,202
†Sanchez Energy	77,338	349,568
†SandRidge Energy	35,100	622,674
Scorpio Tankers	282,509	793,850
SemGroup Class A	80,505	2,044,827
Ship Finance International	85,342	1,275,863
†SilverBow Resources	7,700	222,376
†Southwestern Energy	597,200	3,165,160
†SRC Energy	240,013	2,644,943
†Talos Energy	19,400	623,322
Teekay	64,700	501,425
Teekay Tankers Class A	175,141	204,915
†Tellurian	83,400	693,888
†Ultra Petroleum	192,700	445,137
†Uranium Energy	147,100	236,831
†W&T Offshore	95,436	682,367
†WildHorse Resource Development	28,400	720,224
World Fuel Services	68,400	1,396,044
†Zion Oil & Gas	47,900	194,235

		70,092,514

Paper & Forest Products–0.59%
Boise Cascade	37,746	1,687,246
†Clearwater Paper	16,151	373,088
KapStone Paper & Packaging	88,964	3,069,258
Louisiana-Pacific	147,678	4,019,795

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products (continued)
Neenah	16,295	$1,382,631
PH Glatfelter	42,817	838,785
Schweitzer-Mauduit International	29,867	1,305,785
†Verso Class A	34,300	746,368

		13,422,956

Personal Products–0.34%
†Edgewell Personal Care	54,700	2,760,162
†elf Beauty	21,000	320,040
Inter Parfums	17,093	914,475
Medifast	11,887	1,903,822
Natural Health Trends	6,900	172,638
†Nature’s Sunshine Products	8,440	78,914
†Revlon Class A	12,354	216,813
†USANA Health Sciences	12,878	1,484,833

		7,851,697

Pharmaceuticals–2.01%
†Aclaris Therapeutics	28,000	559,160
†Aerie Pharmaceuticals	36,100	2,438,555
†Akcea Therapeutics	15,800	374,618
†Akorn	95,400	1,582,686
†Amneal Pharmaceuticals Class A	88,502	1,452,318
†Amphastar Pharmaceuticals	36,000	549,360
†Ampio Pharmaceuticals	79,600	175,120
†ANI Pharmaceuticals	8,300	554,440
†Aratana Therapeutics	35,300	150,025
†Assembly Biosciences	15,800	619,518
†Clearside BioMedical	30,300	323,907
†Collegium Pharmaceutical	30,400	725,040
†Corcept Therapeutics	99,511	1,564,313
†Corium International	22,200	177,822
†Cymabay Therapeutics	60,900	817,278
†Depomed	60,357	402,581
†Dermira	40,100	368,920
†Dova Pharmaceuticals	12,600	376,992
†Durect	152,200	237,432
†Eloxx Pharmaceuticals	22,700	387,489
†Endo International	227,700	2,147,211
†Endocyte	66,900	923,220
†Evolus	3,700	103,563
†Horizon Pharma	167,500	2,773,800
†Innovate Biopharmaceuticals	10,600	249,842
†Innoviva	73,600	1,015,680
†Intersect ENT	30,400	1,138,480
†Intra-Cellular Therapies	46,100	814,587
†Kala Pharmaceuticals	17,100	234,783
†Lannett	29,380	399,568
†Mallinckrodt	83,900	1,565,574
†Marinus Pharmaceuticals	39,800	281,386
†Medicines	69,333	2,544,521
†Melinta Therapeutics	18,059	114,675

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Menlo Therapeutics	6,800	$55,216
†Myokardia	31,100	1,544,115
†Neos Therapeutics	22,000	137,500
†Ocular Therapeutix	32,300	218,025
†Odonate Therapeutics	7,300	161,184
†Omeros	45,666	828,381
†Optinose	17,100	478,458
†Pacira Pharmaceuticals	38,575	1,236,329
†Paratek Pharmaceuticals	33,800	344,760
Phibro Animal Health Class A	19,600	902,580
†Prestige Brands Holdings	51,955	1,994,033
†Reata Pharmaceuticals Class A	16,600	580,502
†resTORbio	8,700	79,605
†Revance Therapeutics	33,700	925,065
†scPharmaceuticals	2,662	15,067
†Sienna Biopharmaceuticals	13,500	205,065
†SIGA Technologies	55,400	329,076
†Supernus Pharmaceuticals	49,685	2,973,647
†Teligent	32,500	112,450
†Tetraphase Pharmaceuticals	56,700	202,419
†TherapeuticsMD	163,600	1,020,864
†Theravance Biopharma	41,000	929,880
†WAVE Life Sciences	18,200	696,150
†Zogenix	36,046	1,593,233
†Zomedica Pharmaceuticals	51,300	115,425

		45,823,493

Professional Services–1.39%
†Acacia Research	54,476	226,075
†ASGN	51,282	4,009,740
Barrett Business Services	7,032	679,080
BG Staffing	5,100	118,575
†CBIZ	50,346	1,157,958
CRA International	8,151	414,804
Exponent	52,360	2,528,988
Forrester Research	10,333	433,469
†Franklin Covey	9,480	232,734
†FTI Consulting	36,906	2,232,075
†GP Strategies	10,500	184,800
Heidrick & Struggles International	18,364	642,740
†Hill International	53,200	313,880
†Huron Consulting Group	21,678	886,630
ICF International	17,651	1,254,104
Insperity	38,802	3,695,891
Kelly Services Class A	30,077	675,229
Kforce	23,338	800,493
Korn/Ferry International	57,145	3,538,990
†Mistras Group	18,147	342,615
†Navigant Consulting	45,136	999,311
Resources Connection	31,109	525,742
†TriNet Group	44,300	2,478,142
†TrueBlue	40,087	1,080,345

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†WageWorks	38,730	$1,936,500
†Willdan Group	8,300	257,051

		31,645,961

Real Estate Management & Development–0.49%
†Altisource Portfolio Solutions	11,500	335,455
Consolidated-Tomoka Land	3,399	209,072
†Forestar Group	9,705	201,379
†FRP Holdings	6,872	444,962
HFF Class A	35,881	1,232,512
Kennedy-Wilson Holdings	127,053	2,687,171
†Marcus & Millichap	20,100	784,101
†Maui Land & Pineapple	5,000	56,000
Newmark Group Class A	20,200	287,446
RE/MAX Holdings	17,500	917,875
†Redfin	75,500	1,743,295
RMR Group Class A	7,095	556,603
†St. Joe	43,868	787,431
†Stratus Properties	5,400	164,970
†Tejon Ranch	22,018	535,037
†Transcontinental Realty Investors	815	27,262
†Trinity Place Holdings	16,800	110,040

		11,080,611

Road & Rail–0.51%
ArcBest	25,542	1,167,269
†Avis Budget Group	72,500	2,356,250
†Covenant Transportation Group Class A	12,400	390,600
†Daseke	35,000	347,550
Heartland Express	46,609	864,597
†Hertz Global Holdings	53,800	825,292
Marten Transport	38,463	901,957
†PAM Transportation Services	2,800	131,516
†Saia	26,063	2,107,194
Universal Logistics Holdings	9,097	238,796
†USA Truck	9,000	211,230
Werner Enterprises	46,456	1,744,423
†YRC Worldwide	34,700	348,735

		11,635,409

Semiconductors & Semiconductor Equipment–2.44%
†ACM Research Class A	9,800	105,644
†Adesto Technologies	20,600	173,040
†Advanced Energy Industries	38,579	2,241,054
†Alpha & Omega Semiconductor	20,571	292,931
†Ambarella	31,692	1,223,628
†Amkor Technology	100,065	859,558
†Aquantia	23,100	267,498
†Axcelis Technologies	29,733	588,713
†AXT	39,500	278,475
Brooks Automation	69,290	2,260,240
Cabot Microelectronics	25,071	2,696,637

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†CEVA	21,623	$653,015
†Cirrus Logic	63,388	2,429,662
Cohu	27,443	672,628
†Cree	101,700	4,227,669
†Diodes	38,265	1,318,995
Entegris	143,350	4,859,565
†FormFactor	70,725	940,643
†Ichor Holdings	26,400	560,208
†Impinj	19,000	420,090
†Inphi	44,294	1,444,427
†Integrated Device Technology	132,819	4,234,270
†Kopin	50,542	144,550
†Lattice Semiconductor	121,626	797,867
†MACOM Technology Solutions Holdings	46,471	1,070,692
†MaxLinear Class A	60,172	938,081
†Nanometrics	23,922	847,078
†NeoPhotonics	35,800	223,034
NVE	4,818	586,736
†PDF Solutions	28,578	342,364
†Photronics	66,660	531,613
Power Integrations	29,056	2,122,541
†Rambus	105,986	1,329,064
†Rudolph Technologies	30,838	912,805
†Semtech	65,084	3,062,202
†Sigma Designs	31,300	190,930
†Silicon Laboratories	43,400	4,322,640
†SMART Global Holdings	9,600	305,952
†SunPower	60,500	464,035
†Synaptics	33,652	1,695,051
†Ultra Clean Holdings	38,466	638,536
†Veeco Instruments	46,548	663,309
†Xcerra	53,441	746,571
Xperi	48,035	773,364

		55,457,605

Software–2.54%
†8x8	92,440	1,853,422
†A10 Networks	42,938	267,504
†ACI Worldwide	116,751	2,880,247
†Agilysys	14,504	224,812
†Altair Engineering Class A	25,700	878,426
American Software Class A	30,088	438,382
†Asure Software	11,200	178,640
†Avaya Holdings	106,300	2,134,504
Blackbaud	48,733	4,992,696
†Blackline	33,000	1,433,190
†Bottomline Technologies	40,871	2,036,602
†Carbon Black	8,800	228,800
†CommVault Systems	39,802	2,620,962
†Digimarc	10,658	285,634
Ebix	23,378	1,782,573

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Ellie Mae	34,592	$3,592,033
†Everbridge	26,800	1,270,856
†ForeScout Technologies	29,600	1,014,096
†Glu Mobile	107,932	691,844
†HubSpot	36,600	4,589,640
†Imperva	35,461	1,710,993
†MicroStrategy	9,284	1,186,031
†Mitek Systems	34,400	306,160
†MobileIron	59,500	264,775
†Model N	24,600	457,560
Monotype Imaging Holdings	40,931	830,899
†OneSpan	30,659	602,449
†Park City Group	11,000	86,900
†Paylocity Holding	29,500	1,736,370
Progress Software	45,900	1,781,838
†PROS Holdings	26,337	963,144
QAD Class A	10,073	505,161
†Qualys	34,125	2,876,737
†Rapid7	36,900	1,041,318
†Rosetta Stone	16,800	269,304
†Sailpoint Technologies Holding	38,500	944,790
†SecureWorks Class A	5,300	65,985
†Telenav	25,300	141,680
TiVo	116,961	1,573,125
†Upland Software	16,400	563,668
†Varonis Systems	28,200	2,100,900
†Verint Systems	63,770	2,828,200
†VirnetX Holding	41,705	141,797
†Workiva	25,500	622,200
†Zix	57,874	311,941
†Zscaler	14,600	521,950

		57,830,738

Specialty Retail–2.84%
Aaron’s	71,300	3,097,985
Abercrombie & Fitch	66,800	1,635,264
American Eagle Outfitters	161,000	3,743,250
†America’s Car-Mart	7,185	444,751
†Asbury Automotive Group	20,844	1,428,856
†Ascena Retail Group	175,849	700,758
†At Home Group	27,300	1,068,795
Barnes & Noble	62,372	396,062
†Barnes & Noble Education	41,543	234,303
Bed Bath & Beyond	136,400	2,717,770
Big 5 Sporting Goods	14,893	113,187
†Boot Barn Holdings	19,900	412,925
Buckle	28,808	774,935
Caleres	41,225	1,417,728
Camping World Holdings Class A	31,100	776,878
†Carvana	29,200	1,214,720
Cato Class A	23,382	575,665
Chico’s FAS	126,300	1,028,082

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Children’s Place	16,801	$2,029,561
Citi Trends	12,276	336,853
†Conn’s	18,602	613,866
†Container Store Group	15,800	132,878
DSW Class A	69,900	1,804,818
†Express	77,175	706,151
†Five Below	55,118	5,385,580
†Francesca’s Holdings	30,562	230,743
GameStop Class A	102,300	1,490,511
†Genesco	19,232	763,510
†GNC Holdings	74,200	261,184
Group 1 Automotive	19,435	1,224,405
Guess	59,100	1,264,740
Haverty Furniture	19,614	423,662
†Hibbett Sports	19,683	450,741
†Hudson Class A	40,500	708,345
†J. Jill	16,700	155,978
†Kirkland’s	12,675	147,537
Lithia Motors Class A	24,037	2,273,179
†Lumber Liquidators Holdings	27,916	679,755
†MarineMax	21,840	413,868
Monro	30,949	1,798,137
†Murphy USA	31,600	2,347,564
†National Vision Holdings	34,800	1,272,636
†New York	34,700	177,664
Office Depot	565,900	1,443,045
†Party City Holdco	34,800	530,700
Pier 1 Imports	87,625	208,547
Rent-A-Center	44,410	653,715
†RH	19,667	2,747,480
†Sally Beauty Holdings	124,600	1,997,338
Shoe Carnival	12,021	390,081
Signet Jewelers	59,700	3,328,275
†Sleep Number	38,411	1,114,687
Sonic Automotive Class A	25,331	521,819
†Sportsman’s Warehouse Holdings	39,900	204,288
Tailored Brands	48,242	1,231,136
Tile Shop Holdings	42,600	328,020
Tilly’s Class A	12,363	187,299
Winmark	2,617	388,494
†Zumiez	19,023	476,526

		64,627,230

Technology Hardware, Storage & Peripherals–0.35%
†3D Systems	107,000	1,477,670
†Avid Technology	28,700	149,240
†Cray	39,569	973,397
Diebold Nixdorf	74,100	885,495
†Eastman Kodak	12,000	45,600
†Electronics For Imaging	45,367	1,477,150
†Immersion	29,627	457,441
†Stratasys	49,100	939,774

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Super Micro Computer	38,615	$913,245
†USA Technologies	49,400	691,600

		8,010,612

Textiles, Apparel & Luxury Goods–0.80%
†Crocs	68,500	1,206,285
Culp	9,380	230,279
†Deckers Outdoor	32,200	3,635,058
†Fossil Group	44,200	1,187,654
†G-III Apparel Group	44,196	1,962,302
Movado Group	15,280	738,024
Oxford Industries	16,166	1,341,455
†Perry Ellis International	13,414	364,458
Rocky Brands	7,600	228,000
Steven Madden	58,734	3,118,775
Superior Group of Cos	7,300	151,183
†Unifi	15,374	487,356
†Vera Bradley	24,379	342,281
Wolverine World Wide	92,508	3,216,503

		18,209,613

Thrift & Mortgage Finance–2.12%
BankFinancial	13,649	240,905
Beneficial Bancorp	68,056	1,102,507
†BofI Holding	58,260	2,383,417
†BSB Bancorp	7,065	243,036
Capitol Federal Financial	125,400	1,650,264
Charter Financial	12,993	313,781
†Columbia Financial	51,200	847,360
Dime Community Bancshares	31,651	617,195
†Entegra Financial	8,218	240,787
ESSA Bancorp	7,100	112,393
†Essent Group	97,200	3,481,704
Federal Agricultural Mortgage Class C	8,774	785,098
First Defiance Financial	9,943	666,778
†Flagstar Bancorp	30,300	1,038,078
FS Bancorp	3,600	227,700
Greene County Bancorp	1,752	59,393
Hingham Institution for Savings	960	210,912
Home Bancorp	7,000	325,850
†HomeStreet	26,729	720,347
†Impac Mortgage Holdings	8,000	76,240
Kearny Financial	98,637	1,326,668
†LendingTree	7,905	1,690,089
Luther Burbank	16,000	184,080
†Malvern Bancorp	4,800	116,880
Merchants Bancorp	17,000	485,010
Meridian Bancorp	47,154	902,999
Meta Financial Group	8,800	857,120
†MGIC Investment	367,350	3,937,992
†Nationstar Mortgage Holdings	29,300	513,629
†NMI Holdings Class A	63,900	1,041,570

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrift & Mortgage Finance (continued)
Northfield Bancorp	41,756	$693,985
Northwest Bancshares	97,466	1,694,934
OceanFirst Financial	48,467	1,452,071
†Ocwen Financial	111,300	440,748
†OP Bancorp	14,400	183,168
Oritani Financial	40,411	654,658
PCSB Financial	16,600	329,842
†PDL Community Bancorp	10,300	161,813
†PennyMac Financial Services Class A	21,000	412,650
†PHH	33,652	365,461
†Provident Bancorp	2,631	68,932
Provident Financial Services	61,631	1,696,701
Prudential Bancorp	6,000	115,800
Radian Group	215,154	3,489,798
Riverview Bancorp	18,009	151,996
SI Financial Group	9,700	143,075
Southern Missouri Bancorp	5,598	218,434
Sterling Bancorp	14,300	191,048
Territorial Bancorp	6,847	212,257
Timberland Bancorp	5,440	203,130
TrustCo Bank	96,703	860,657
United Community Financial	50,400	553,896
United Financial Bancorp	50,054	876,946
Walker & Dunlop	27,163	1,511,621
Washington Federal	85,500	2,795,850
Waterstone Financial	23,880	407,154
Western New England Bancorp	31,500	346,500
WSFS Financial	30,591	1,630,500

		48,263,407

Tobacco–0.18%
†22nd Century Group	127,200	312,912
†Alliance One International	9,800	155,330
Turning Point Brands	6,900	220,110
Universal	24,242	1,601,184
Vector Group	95,596	1,823,972

		4,113,508

Trading Companies & Distributors–1.32%
Aircastle	46,844	960,302
Applied Industrial Technologies	38,630	2,709,895
†Beacon Roofing Supply	67,790	2,889,210
†BlueLinx Holdings	9,500	356,535
†BMC Stock Holdings	68,800	1,434,480
†CAI International	17,107	397,567
†DXP Enterprises	15,912	607,838
EnviroStar	3,600	145,080
†Foundation Building Materials	16,100	247,618
GATX	37,200	2,761,356
†General Finance	11,700	158,535
†GMS	32,800	888,552
H&E Equipment Services	30,881	1,161,434

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Herc Holdings	23,600	$1,329,624
Kaman	26,952	1,878,285
†Lawson Products	8,171	198,964
†MRC Global	87,300	1,891,791
†Nexeo Solutions	28,200	257,466
†NOW	105,100	1,400,983
†Rush Enterprises Class A	29,819	1,293,548
†Rush Enterprises Class B	6,007	263,707
†SiteOne Landscape Supply	40,400	3,392,388
Systemax	11,958	410,518
†Textainer Group Holdings	28,120	447,108
†Titan Machinery	19,770	307,424
Triton International	53,286	1,633,749
†Veritiv	11,600	462,260
†Willis Lease Finance	3,700	116,883

		30,003,100

Water Utilities–0.42%
American States Water	37,154	2,123,723
†AquaVenture Holdings	12,900	200,982
Artesian Resources Class A	6,793	263,365
†Cadiz	22,900	299,990
California Water Service Group	46,842	1,824,496
Connecticut Water Service	11,825	772,409
Consolidated Water	11,200	144,480
†Evoqua Water Technologies	77,200	1,582,600
Global Water Resources	6,283	59,060
Middlesex Water	14,831	625,423
†Pure Cycle	12,700	121,285
SJW Group	17,715	1,173,087
York Water	12,337	392,317

		9,583,217

Wireless Telecommunication Services–0.14%
†Boingo Wireless	41,697	941,935

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†NII Holdings	96,500	$376,350
Shenandoah Telecommunications	45,350	1,482,945
Spok Holdings	21,077	317,209

		3,118,439

Total Common Stock (Cost $1,672,131,442)		2,208,926,384

RIGHTS–0.02%
†=pDyax CVR	122,431	391,779
†=pMedia General CVR	82,000	8,200
†=pNewsstar Financial CVR	22,898	11,272
†=pTobira Therapeutics CVR	7,700	90,629

Total Rights (Cost $135,898)		501,880

MONEY MARKET FUND–2.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	64,672,285	64,672,285

Total Money Market Fund (Cost $64,672,285)		64,672,285

	Principal Amount°

SHORT-TERM INVESTMENT–0.14%
≠¥U.S. Treasury Obligations–0.14%
U.S. Treasury Bill 2.052% 12/6/18	3,125,000	3,097,403

Total Short-Term Investment (Cost $3,096,678)		3,097,403

TOTAL VALUE OF SECURITIES–100.00% (Cost $1,740,036,303)	2,277,197,952
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(82,378)

NET ASSETS APPLICABLE TO 66,834,576 SHARES OUTSTANDING–100.00%	$2,277,115,574

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND STANDARD CLASS ($1,906,205,563 / 55,931,500 Shares)	$34.081

NET ASSET VALUE PER SHARE–LVIP SSGA SMALL-CAP INDEX FUND SERVICE CLASS ($370,910,011 / 10,903,076 Shares)	$34.019

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$1,561,809,592

Undistributed net investment income	9,652,721
Accumulated net realized gain on investments	169,685,215
Net unrealized appreciation of investments and derivatives	535,968,046

TOTAL NET ASSETS	$2,277,115,574

†	Non-income producing.

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund

Statement of Net Assets (continued)

«

Includes $2,636,550 cash collateral held at broker and $120,704 variation margin due to broker on futures contracts, $361,237 payable for securities purchased, $1,408,411 payable for fund shares redeemed, $100,533 other accrued expenses payable and $739,323 due to manager and affiliates as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $501,880, which represented 0.02% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Dyax CVR	1/22/16	$135,898	$391,779
Media General CVR	1/18/17	—	8,200
Newsstar Financial CVR	12/26/17	—	11,272
Teton Advisors	3/6/09	—	—
Tobira Therapeutics CVR	11/2/16	—	90,629

Total		$135,898	$501,880

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)		Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
837	E-mini Russell 2000 Index	$68,947,875	$70,141,47	8	9/24/18	$(1,193,603)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018.

Summary of Abbreviations:

CVR–Contingent Value Rights

IT–Information Technology

REIT–Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$14,091,069
Interest	454,537
Foreign tax withheld	(1,548)

14,544,058

EXPENSES:
Management fees	3,176,353
Distribution fees-Service Class	441,830
Shareholder servicing fees	287,856
Accounting and administration expenses	236,611
Reports and statements to shareholders	82,254
Professional fees	35,794
Index fees	34,230
Trustees’ fees and expenses	27,753
Custodian fees	10,520
Pricing fees	3,966
Consulting fees	1,358
Other	7,982

4,346,507
Less:
Management fees waived	(12,397)
Expenses paid indirectly	(3,338)

Total operating expenses	4,330,772

NET INVESTMENT INCOME	10,213,286

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	112,249,594
Futures contracts	7,121,032

Net realized gain	119,370,626

Net change in unrealized appreciation (depreciation) of:
Investments	14,699,283
Futures contracts	(2,365,204)

Net change in unrealized appreciation (depreciation)	12,334,079

NET REALIZED AND UNREALIZED GAIN	131,704,705

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$141,917,991

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,213,286	$12,194,783
Net realized gain	119,370,626	79,458,562
Net change in unrealized appreciation (depreciation)	12,334,079	114,235,916

Net increase in net assets resulting from operations	141,917,991	205,889,261

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(13,050,891)
Service Class	—	(2,477,834)
Net realized gain on investments:
Standard Class	—	(30,116,176)
Service Class	—	(7,904,978)

	—	(53,549,879)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	527,823,541	247,142,472
Service Class	31,027,066	55,267,428
Reinvestment of dividends and distributions:
Standard Class	—	43,167,066
Service Class	—	10,382,813

	558,850,607	355,959,779

Cost of shares redeemed:
Standard Class	(115,221,375)	(151,922,415)
Service Class	(30,687,587)	(57,006,516)

	(145,908,962)	(208,928,931)

Increase in net assets derived from capital share transactions	412,941,645	147,030,848

NET INCREASE IN NET ASSETS	554,859,636	299,370,230
NET ASSETS:
Beginning of period	1,722,255,938	1,422,885,708

End of period	$2,277,115,574	$1,722,255,938

Undistributed (distributions in excess of) net investment income	$9,652,721	$(560,565)

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$31.733	$28.753	$24.643	$26.990	$26.722	$19.597

Income (loss) from investment operations:
Net investment income[2]	0.174	0.257	0.257	0.246	0.235	0.219
Net realized and unrealized gain (loss)	2.174	3.774	4.789	(1.514)	0.965	7.205

Total from investment operations	2.348	4.031	5.046	(1.268)	1.200	7.424

Less dividends and distributions from:
Net investment income	—	(0.306)	(0.364)	(0.247)	(0.225)	(0.189)
Net realized gain	—	(0.745)	(0.572)	(0.832)	(0.707)	(0.110)

Total dividends and distributions	—	(1.051)	(0.936)	(1.079)	(0.932)	(0.299)

Net asset value, end of period	$34.081	$31.733	$28.753	$24.643	$26.990	$26.722

Total return[3]	7.40%	14.21%	20.68%	(4.71% )	4.67%	37.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,906,206	$1,376,730	$1,117,983	$1,183,053	$1,085,366	$881,401
Ratio of expenses to average net assets	0.39%	0.39%	0.37%	0.37%	0.37%	0.39%
Ratio of net investment income to average net assets	1.07%	0.85%	1.02%	0.91%	0.89%	0.93%
Portfolio turnover	15%	15%	16%	32%	15%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$31.715	$28.741	$24.643	$26.987	$26.722	$19.602

Income (loss) from investment operations:
Net investment income[2]	0.133	0.181	0.194	0.178	0.168	0.161
Net realized and unrealized gain (loss)	2.171	3.768	4.777	(1.510)	0.964	7.199

Total from investment operations	2.304	3.949	4.971	(1.332)	1.132	7.360

Less dividends and distributions from:
Net investment income	—	(0.230)	(0.301)	(0.180)	(0.160)	(0.130)
Net realized gain	—	(0.745)	(0.572)	(0.832)	(0.707)	(0.110)

Total dividends and distributions	—	(0.975)	(0.873)	(1.012)	(0.867)	(0.240)

Net asset value, end of period	$34.019	$31.715	$28.741	$24.643	$26.987	$26.722

Total return[3]	7.27%	13.93%	20.38%	(4.95% )	4.41%	37.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$370,910	$345,526	$304,903	$276,877	$299,763	$325,878
Ratio of expenses to average net assets	0.64%	0.64%	0.62%	0.62%	0.62%	0.64%
Ratio of net investment income to average net assets	0.82%	0.60%	0.77%	0.66%	0.64%	0.68%
Portfolio turnover	15%	15%	16%	32%	15%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund–28

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and the ask prices, which approximate fair value. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after

LVIP SSGA Small-Cap Index Fund–29

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer or management estimates. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2018.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.32% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s first $500 million of average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$53,400
Legal	10,639

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $69,862 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

LVIP SSGA Small-Cap Index Fund–30

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$604,304
Distribution fees payable to LFD	77,568
Shareholder servicing fees payable to Lincoln Life	54,951
Printing and mailing fees payable to Lincoln Life	2,500

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$715,519,228
Sales	285,664,410

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost of investments and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$1,740,036,303

Aggregate unrealized appreciation of investments and derivatives	$623,538,961
Aggregate unrealized depreciation of investments and derivatives	(87,570,915)

Net unrealized appreciation of investments and derivatives	$535,968,046

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP SSGA Small-Cap Index Fund–31

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock	$2,208,926,384	$—	$—	2,208,926,384
Rights	—	—	501,880	501,880
Money Market Fund	64,672,285	—	—	64,672,285
Short-Term Investments	—	3,097,403	—	3,097,403

Total Investments	$2,273,598,669	$3,097,403	$501,880	$2,277,197,952

Derivatives:
Liabilities:
Futures Contracts	$(1,193,603)	$—	$—	$(1,193,603)

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	16,006,356	8,126,214
Service Class	942,048	1,844,695
Shares reinvested:
Standard Class	—	1,418,397
Service Class	—	342,493

	16,948,404	11,731,799

Shares redeemed:
Standard Class	(3,459,205)	(5,042,463)
Service Class	(933,830)	(1,901,027)

	(4,393,035)	(6,943,490)

Net increase	12,555,369	4,788,309

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.

LVIP SSGA Small-Cap Index Fund–32

LVIP SSGA Small-Cap Index Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(1,193,603)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$7,121,032	$(2,365,204)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$74,253,183	$—

At June 30, 2018, the Fund pledged U.S. Treasury Obligations with a value of $3,097,403 as collateral for futures contracts.

6. Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1. Restricted securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA Small-Cap Index Fund–33

LVIP SSGA SMID Cap Managed Volatility Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP SSGA SMID Cap Managed Volatility Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers and reimbursements in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,057.40	0.25%	$1.28
Service Class Shares	1,000.00	1,056.10	0.50%	2.55

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP SSGA SMID Cap Managed Volatility Fund–1

LVIP SSGA SMID Cap Managed Volatility Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.95%
Investment Companies	94.95%
Equity Funds	94.95%
Unaffiliated Investment	4.88%
Investment Company	4.88%
Money Market Fund	4.88%
Total Value of Securities	99.83%
Receivables and Other Assets Net of Liabilities	0.17%
Total Net Assets	100.00%

LVIP SSGA SMID Cap Managed Volatility Fund–2

LVIP SSGA SMID Cap Managed Volatility Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.95%
INVESTMENT COMPANIES–94.95%
Equity Funds–94.95%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	6,528,088	$88,037,790
LVIP SSGA Small-Cap Index Fund	10,316,552	351,598,408

Total Affiliated Investments (Cost $342,800,885)		439,636,198

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT–4.88%
INVESTMENT COMPANY–4.88%
Money Market Fund–4.88%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	22,592,371	$22,592,371

Total Unaffiliated Investment (Cost $22,592,371)		22,592,371

TOTAL VALUE OF SECURITIES–99.83% (Cost $365,393,256)	462,228,569
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	804,288

NET ASSETS APPLICABLE TO 33,039,608 SHARES OUTSTANDING–100.00%	$463,032,857

*	Standard Class shares.

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation[2]
Equity Contracts:
211	E-mini Russell 2000 Index	$17,381,125	$17,681,306	9/24/18	$(300,181)
22	E-mini S&P MidCap 400 Index	4,303,420	4,389,517	9/24/18	(86,097)

Total Futures Contracts					$(386,278)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–3

LVIP SSGA SMID Cap Managed Volatility Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$439,636,198
Unaffiliated investment, at value	22,592,371
Cash	83,715
Cash collateral held at broker for futures contracts	829,650
Receivable for fund shares sold	643,902
Dividends receivable	29,886
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	20,290

TOTAL ASSETS	463,836,012

LIABILITIES:
Payable for investments purchased	384,308
Due to manager and affiliates	196,051
Payable for fund shares redeemed	176,287
Variation margin due to broker on futures contracts	29,360
Other accrued expenses payable	17,149

TOTAL LIABILITIES	803,155

TOTAL NET ASSETS	$463,032,857

Affiliated investments, at cost	$342,800,885
Unaffiliated investment, at cost	22,592,371

Standard Class:
Net Assets	$137,946
Shares Outstanding	9,827
Net Asset Value Per Share	$14.037

Service Class:
Net Assets	$462,894,911
Shares Outstanding	33,029,781
Net Asset Value Per Share	$14.014

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$379,547,880
Accumulated net investment loss	(832,732)
Accumulated net realized loss on investments	(12,131,326)
Net unrealized appreciation of investments and derivatives	96,449,035

TOTAL NET ASSETS	$463,032,857

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–4

LVIP SSGA SMID Cap Managed Volatility Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$142,068

EXPENSES:
Management fees	1,912,778
Distribution fees-Service Class	531,168
Shareholder servicing fees	61,634
Accounting and administration expenses	29,188
Reports and statements to shareholders	22,898
Professional fees	18,029
Trustees’ fees and expenses	6,104
Consulting fees	1,966
Custodian fees	865
Pricing fees	20
Other	836

2,585,486
Less:
Management fees waived	(1,423,957)
Expenses reimbursed	(99,021)
Expenses paid indirectly	(13)

Total operating expenses	1,062,495

NET INVESTMENT LOSS	(920,427)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	37,086
Futures contracts	(1,109,306)

Net realized loss	(1,072,220)

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	26,265,317
Futures contracts	(661,513)

Net change in unrealized appreciation (depreciation)	25,603,804

NET REALIZED AND UNREALIZED GAIN	24,531,584

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,611,157

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(920,427)	$2,241,321
Net realized gain (loss)	(1,072,220)	9,437,227
Net change in unrealized appreciation (depreciation)	25,603,804	35,454,542

Net increase in net assets resulting from operations	23,611,157	47,133,090

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,642)
Service Class	—	(4,267,862)

	—	(4,269,504)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,357	9,112
Service Class	58,010,521	97,163,193
Reinvestment of dividends and distributions:
Standard Class	—	1,642
Service Class	—	4,267,862

	58,024,878	101,441,809

Cost of shares redeemed:
Standard Class	(10,512)	(58,460)
Service Class	(20,073,651)	(36,333,916)

	(20,084,163)	(36,392,376)

Increase in net assets derived from capital share transactions	37,940,715	65,049,433

NET INCREASE IN NET ASSETS	61,551,872	107,913,019
NET ASSETS:
Beginning of period	401,480,985	293,567,966

End of period	$463,032,857	$401,480,985

Undistributed (Accumulated) net investment income (loss)	$(832,732)	$87,695

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–5

LVIP SSGA SMID Cap Managed Volatility Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended		12/31/14	5/1/13[3] to 12/31/13
				12/31/16[2]	12/31/15

Net asset value, beginning of period	$13.275		$11.780	$10.323	$11.396	$11.685	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.012)		0.110	0.131	0.099	0.105	0.154
Net realized and unrealized gain (loss)	0.774		1.559	1.459	(1.087)	(0.268)	1.653

Total from investment operations	0.762		1.669	1.590	(0.988)	(0.163)	1.807

Less dividends and distributions from:
Net investment income	—		(0.174)	(0.133)	(0.085)	(0.126)	(0.122)
Return of capital	—		—	—	—	—	— [5]

Total dividends and distributions	—		(0.174)	(0.133)	(0.085)	(0.126)	(0.122)

Net asset value, end of period	$14.037		$13.275	$11.780	$10.323	$11.396	$11.685

Total return[6]	5.74%		14.16%	15.40%	(8.68% )	(1.40% )	18.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$138		$127	$160	$174	$96	$158
Ratio of expenses to average net assets[7]	0.25%		0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.97%		0.96%	0.97%	0.99%	1.03%	1.58%
Ratio of net investment income (loss) to average net assets	(0.18%	)[8]	0.89%	1.24%	0.88%	0.93%	2.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.90%	)[8]	0.18%	0.52%	0.14%	0.15%	0.76%
Portfolio turnover	2%		4%	22%	6%	7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $1 was made by the Fund’s Standard Class, which calculated to de minimis amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–6

LVIP SSGA SMID Cap Managed Volatility Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	Year Ended		12/31/14	5/1/13[3] to 12/31/13
				12/31/16[2]	12/31/15

Net asset value, beginning of period	$13.270		$11.778	$10.324	$11.396	$11.684	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.029)		0.079	0.106	0.071	0.077	0.139
Net realized and unrealized gain (loss)	0.773		1.556	1.454	(1.085)	(0.267)	1.648

Total from investment operations	0.744		1.635	1.560	(1.014)	(0.190)	1.787

Less dividends and distributions from:
Net investment income	—		(0.143)	(0.106)	(0.058)	(0.098)	(0.103)
Return of capital	—		—	—	—	—	— [5]

Total dividends and distributions	—		(0.143)	(0.106)	(0.058)	(0.098)	(0.103)

Net asset value, end of period	$14.014		$13.270	$11.778	$10.324	$11.396	$11.684

Total return[6]	5.61%		13.87%	15.11%	(8.91% )	(1.63% )	17.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$462,895		$401,354	$293,408	$190,752	$99,047	$29,197
Ratio of expenses to average net assets[7]	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.22%		1.21%	1.22%	1.24%	1.28%	1.83%
Ratio of net investment income (loss) to average net assets	(0.43%	)[8]	0.64%	0.99%	0.63%	0.68%	1.84%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(1.15%	)[8]	(0.07% )	0.27%	(0.11% )	(0.10% )	0.51%
Portfolio turnover	2%		4%	22%	6%	7%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, SSGA Funds Management, Inc. is responsible for the day-to -day management of the Fund’s volatility management overlay, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Return of capital distributions of $104 was made by the Fund’s Service Class, which calculated to de minimis amounts of $0.000 per share.

[6]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[8]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–7

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Investment Advisors Corporation (“LIAC”). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly”.

LVIP SSGA SMID Cap Managed Volatility Fund–8

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser(s), and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.90% of the Fund’s average daily net assets. The fee is calculated daily and paid monthly. This fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.67% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.25% of average daily net assets for the Standard Class and 0.50% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for managing the Fund’s volatility management overlay. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$11,718
Legal	2,335

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,741 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had receivables due from and liabilities payable to affiliates as follows:

Expense reimbursement receivable from LIAC	$20,290
Management fees payable to LIAC	88,183
Distribution fees payable to LFD	95,823
Shareholder servicing fees payable to Lincoln Life	11,119
Printing & mailing fees payable to Lincoln Life	926

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP SSGA SMID Cap Managed Volatility Fund–9

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.95%@
Equity Funds–94.95%@
*LVIP SSGA Mid-Cap Index Fund	$76,251,762	$10,329,125	$1,171,197	$(14,784)	$2,642,884	$88,037,790	6,528,088	$—	$—
*LVIP SSGA Small-Cap Index Fund	305,240,151	31,178,538	8,494,584	51,870	23,622,433	351,598,408	10,316,552	—	—

Total	$381,491,913	$41,507,663	$9,665,781	$37,086	$26,265,317	$439,636,198		$—	$—

@As a percentage of Net Assets as of June 30, 2018.

*Standard Class shares.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$41,507,663
Sales	9,665,781

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments and derivatives	$365,393,256

Aggregate unrealized appreciation of investments and derivatives	$96,835,313
Aggregate unrealized depreciation of investments and derivatives	(386,278)

Net unrealized appreciation of investments and derivatives	$96,449,035

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$4,931,697	$—	$4,931,697

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable

LVIP SSGA SMID Cap Managed Volatility Fund–10

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

3. Investments (continued)

for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:

Assets:
Affiliated Investment Companies	$439,636,198
Unaffiliated Investment Company	22,592,371

Total Investments	$462,228,569

Derivatives:

Liabilities:
Futures Contracts	$(386,278)

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	1,056	743
Service Class	4,251,153	7,928,607
Shares reinvested:
Standard Class	—	123
Service Class	—	319,335

	4,252,209	8,248,808

Shares redeemed:
Standard Class	(798)	(4,863)
Service Class	(1,465,797)	(2,914,838)

	(1,466,595)	(2,919,701)

Net increase	2,785,614	5,329,107

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between

LVIP SSGA SMID Cap Managed Volatility Fund–11

LVIP SSGA SMID Cap Managed Volatility Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(386,278)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,109,306)	$(661,513)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,142,703	$13,900,140

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund–12

LVIP T. Rowe Price Target Date Funds

(formerly, LVIP Managed Risk Profile Target Maturity Funds)

LVIP T. Rowe Price 2010 Fund

(formerly, LVIP Managed Risk Profile 2010 Fund)

LVIP T. Rowe Price 2020 Fund

(formerly, LVIP Managed Risk Profile 2020 Fund)

LVIP T. Rowe Price 2030 Fund

(formerly, LVIP Managed Risk Profile 2030 Fund)

LVIP T. Rowe Price 2040 Fund

(formerly, LVIP Managed Risk Profile 2040 Fund)

LVIP T. Rowe Price 2050 Fund

(formerly, LVIP Managed Risk Profile 2050 Fund)

each a series of Lincoln Variable

Insurance Products Trust

Semiannual Report

June 30, 2018

LVIP T. Rowe Price Target Date Funds

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Funds’ proxy voting procedures and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Target Date Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of a Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis tables. The Expense Analysis tables do not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These Expense Analyses are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect expense reimbursements in effect.

LVIP T. Rowe Price 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$994.90	0.28%	$1.38
Service Class Shares	1,000.00	993.70	0.53%	2.62

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,022.17	0.53%	2.66

LVIP T. Rowe Price 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$998.20	0.25%	$1.24
Service Class Shares	1,000.00	997.00	0.50%	2.48

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.55	0.25%	$1.25
Service Class Shares	1,000.00	1,022.32	0.50%	2.51

LVIP T. Rowe Price 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$995.90	0.26%	$1.29
Service Class Shares	1,000.00	994.60	0.51%	2.52

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.51	0.26%	$1.30
Service Class Shares	1,000.00	1,022.27	0.51%	2.56

LVIP T. Rowe Price Target Date Funds–1

LVIP T. Rowe Price Target Date Funds

Disclosure

OF FUND EXPENSES (continued)

LVIP T. Rowe Price 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$996.70	0.27%	$1.34
Service Class Shares	1,000.00	995.40	0.52%	2.57

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.46	0.27%	$1.35
Service Class Shares	1,000.00	1,022.22	0.52%	2.61

LVIP T. Rowe Price 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,002.80	0.28%	$1.39
Service Class Shares	1,000.00	1,001.40	0.53%	2.63

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.41	0.28%	$1.40
Service Class Shares	1,000.00	1,022.17	0.53%	2.66

*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Each Fund operates under a fund of funds structure. Each Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP T. Rowe Price Target Date Funds–2

LVIP T. Rowe Price Target Date Funds

Security Type/Sector Allocations (unaudited)

As of June 30, 2018

LVIP T. Rowe Price 2010 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	48.92%
Investment Companies	48.92%
Equity Funds	14.96%
Fixed Income Fund	27.45%
International Equity Fund	6.51%
Unaffiliated Investments	51.13%
Investment Companies	51.13%
Equity Funds	11.94%
Fixed Income Funds	24.23%
International Equity Funds	6.08%
International Fixed Income Funds	8.25%
Money Market Fund	0.63%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

LVIP T. Rowe Price 2020 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	52.64%
Investment Companies	52.64%
Equity Funds	21.49%
Fixed Income Fund	22.00%
International Equity Fund	9.15%
Unaffiliated Investments	47.76%
Investment Companies	47.76%
Equity Funds	17.30%
Fixed Income Funds	14.52%
International Equity Funds	8.55%
International Fixed Income Funds	6.05%
Money Market Fund	1.34%
Total Value of Securities	100.40%
Liabilities Net of Receivables and Other Assets	(0.40%)
Total Net Assets	100.00%

LVIP T. Rowe Price 2030 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	54.89%
Investment Companies	54.89%
Equity Funds	27.60%
Fixed Income Fund	15.34%
International Equity Fund	11.95%
Unaffiliated Investments	45.52%
Investment Companies	45.52%
Equity Funds	22.41%
Fixed Income Funds	7.15%
International Equity Funds	10.97%
International Fixed Income Funds	3.88%
Money Market Fund	1.11%
Total Value of Securities	100.41%
Liabilities Net of Receivables and Other Assets	(0.41%)
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds–3

LVIP T. Rowe Price Target Date Funds

Security Type/Sector Allocations (unaudited) (continued)

LVIP T. Rowe Price 2040 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	55.13%
Investment Companies	55.13%
Equity Funds	32.41%
Fixed Income Fund	9.05%
International Equity Fund	13.67%
Unaffiliated Investments	45.23%
Investment Companies	45.23%
Equity Funds	26.09%
Fixed Income Funds	3.33%
International Equity Funds	12.73%
International Fixed Income Funds	1.92%
Money Market Fund	1.16%
Total Value of Securities	100.36%
Liabilities Net of Receivables and Other Assets	(0.36%)
Total Net Assets	100.00%

LVIP T. Rowe Price 2050 Fund

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	54.76%
Investment Companies	54.76%
Equity Funds	33.25%
Fixed Income Fund	7.21%
International Equity Fund	14.30%
Unaffiliated Investments	45.36%
Investment Companies	45.36%
Equity Funds	26.49%
Fixed Income Funds	2.78%
International Equity Funds	13.53%
International Fixed Income Funds	1.47%
Money Market Fund	1.09%
Total Value of Securities	100.12%
Liabilities Net of Receivables and Other Assets	(0.12%)
Total Net Assets	100.00%

LVIP T. Rowe Price Target Date Funds–4

LVIP T. Rowe Price 2010 Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–48.92%
INVESTMENT COMPANIES–48.92%
Equity Funds–14.96%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	44,175	$595,749
LVIP SSGA S&P 500 Index Fund	211,436	3,984,925
LVIP SSGA Small-Cap Index Fund	16,473	561,414

		5,142,088

Fixed Income Fund–27.45%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	855,513	9,435,450

		9,435,450

International Equity Fund–6.51%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	231,388	2,237,058

		2,237,058

Total Affiliated Investments (Cost $12,268,073)		16,814,596

UNAFFILIATED INVESTMENTS–51.13%
INVESTMENT COMPANIES–51.13%
Equity Funds–11.94%
**T. Rowe Price Growth Stock Fund	18,890	1,302,867
†**T. Rowe Price Mid-Cap Growth Fund	3,337	305,042
**T. Rowe Price Mid-Cap Value Fund	9,363	294,095
†**T. Rowe Price New Horizons Fund	4,740	287,082
**T. Rowe Price Real Assets Fund	26,276	306,110
**T. Rowe Price Small-Cap Value Fund	5,404	276,702
**T. Rowe Price Value Fund	36,509	1,334,035

		4,105,933

Fixed Income Funds–24.23%
**T. Rowe Price High Yield Fund	219,038	1,423,744

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,117,957	$5,578,603
**T. Rowe Price U.S. Treasury Long-Term Fund	108,059	1,325,883

		8,328,230

International Equity Funds–6.08%
**T. Rowe Price Emerging Markets Stock Fund	14,090	595,719
**T. Rowe Price International Stock Fund	38,297	699,688
**T. Rowe Price International Value Equity Fund	55,448	792,906

		2,088,313

International Fixed Income Funds–8.25%
**T. Rowe Price Emerging Markets Bond Fund	130,285	1,482,643
**T. Rowe Price International Bond Fund	135,335	1,352,000

		2,834,643

Money Market Fund–0.63%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	217,773	217,773

		217,773

Total Unaffiliated Investments (Cost $17,991,194)		17,574,892

TOTAL VALUE OF SECURITIES–100.05% (Cost $30,259,267)	34,389,488
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(17,718)

NET ASSETS APPLICABLE TO 2,904,031 SHARES OUTSTANDING–100.00%	$34,371,770

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–5

LVIP T. Rowe Price 2020 Fund
Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–52.64%
INVESTMENT COMPANIES–52.64%
Equity Funds–21.49%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	224,051	$3,021,547
LVIP SSGA S&P 500 Index Fund	1,106,409	20,852,484
LVIP SSGA Small-Cap Index Fund	85,190	2,903,365

		26,777,396

Fixed Income Fund–22.00%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	2,486,434	27,422,877

		27,422,877

International Equity Fund–9.15%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	1,179,983	11,408,071

		11,408,071

Total Affiliated Investments (Cost $43,129,964)		65,608,344

UNAFFILIATED INVESTMENTS–47.76%
INVESTMENT COMPANIES–47.76%
Equity Funds–17.30%
**T. Rowe Price Growth Stock Fund	101,117	6,974,029
†**T. Rowe Price Mid-Cap Growth Fund	17,489	1,598,869
**T. Rowe Price Mid-Cap Value Fund	50,313	1,580,343
†**T. Rowe Price New Horizons Fund	25,228	1,527,799
**T. Rowe Price Real Assets Fund	132,526	1,543,930
**T. Rowe Price Small-Cap Value Fund	28,402	1,454,177
**T. Rowe Price Value Fund	188,179	6,876,073

		21,555,220

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–14.52%
**T. Rowe Price High Yield Fund	579,975	$3,769,840
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	1,919,008	9,575,850
**T. Rowe Price U.S. Treasury Long-Term Fund	387,212	4,751,096

		18,096,786

International Equity Funds–8.55%
**T. Rowe Price Emerging Markets Stock Fund	69,788	2,950,623
**T. Rowe Price International Stock Fund	199,338	3,641,903
**T. Rowe Price International Value Equity Fund	284,257	4,064,871

		10,657,397

International Fixed Income Funds–6.05%
**T. Rowe Price Emerging Markets Bond Fund	331,342	3,770,675
**T. Rowe Price International Bond Fund	377,667	3,772,897

		7,543,572

Money Market Fund–1.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	1,662,681	1,662,681

		1,662,681

Total Unaffiliated Investments (Cost $61,271,210)		59,515,656

TOTAL VALUE OF SECURITIES–100.40% (Cost $104,401,174)	125,124,000
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.40%)	(501,835)

NET ASSETS APPLICABLE TO 10,484,953 SHARES OUTSTANDING–100.00%	$124,622,165

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price 2030 Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–54.89%
INVESTMENT COMPANIES–54.89%
Equity Funds–27.60%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	368,193	$4,965,448
LVIP SSGA S&P 500 Index Fund	1,741,436	32,820,844
LVIP SSGA Small-Cap Index Fund	138,282	4,712,782

		42,499,074

Fixed Income Fund–15.34%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	2,140,703	23,609,818

		23,609,818

International Equity Fund–11.95%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	1,903,163	18,399,781

		18,399,781

Total Affiliated Investments (Cost $52,633,485)		84,508,673

UNAFFILIATED INVESTMENTS–45.52%
INVESTMENT COMPANIES–45.52%
Equity Funds–22.41%
**T. Rowe Price Growth Stock Fund	155,659	10,735,774
†**T. Rowe Price Mid-Cap Growth Fund	27,567	2,520,134
**T. Rowe Price Mid-Cap Value Fund	79,987	2,512,394
†**T. Rowe Price New Horizons Fund	39,535	2,394,259
**T. Rowe Price Real Assets Fund	233,688	2,722,471
**T. Rowe Price Small-Cap Value Fund	46,482	2,379,859
**T. Rowe Price Value Fund	307,603	11,239,796

		34,504,687

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–7.15%
**T. Rowe Price High Yield Fund	413,718	$2,689,164
**T. Rowe Price Limited Duration Inflation Focused Bond Fund	642,813	3,207,639
**T. Rowe Price U.S. Treasury Long-Term Fund	416,691	5,112,793

		11,009,596

International Equity Funds–10.97%
**T. Rowe Price Emerging Markets Stock Fund	110,813	4,685,187
**T. Rowe Price International Stock Fund	319,650	5,840,007
**T. Rowe Price International Value Equity Fund	444,781	6,360,371

		16,885,565

International Fixed Income Funds–3.88%
**T. Rowe Price Emerging Markets Bond Fund	239,022	2,720,070
**T. Rowe Price International Bond Fund	325,247	3,249,217

		5,969,287

Money Market Fund–1.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	1,707,001	1,707,001

		1,707,001

Total Unaffiliated Investments (Cost $72,514,183)		70,076,136

TOTAL VALUE OF SECURITIES–100.41% (Cost $125,147,668)	154,584,809
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(636,638)

NET ASSETS APPLICABLE TO 13,058,932 SHARES OUTSTANDING–100.00%	$153,948,171

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds –7

LVIP T. Rowe Price 2040 Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–55.13%
INVESTMENT COMPANIES–55.13%
Equity Funds–32.41%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	321,461	$4,335,230
LVIP SSGA S&P 500 Index Fund	1,521,918	28,683,589
LVIP SSGA Small-Cap Index Fund	124,115	4,229,957

		37,248,776

Fixed Income Fund–9.05%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	943,501	10,405,877

		10,405,877

International Equity Fund–13.67%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	1,625,615	15,716,446

		15,716,446

Total Affiliated Investments (Cost $37,055,162)		63,371,099

UNAFFILIATED INVESTMENTS–45.23%
INVESTMENT COMPANIES–45.23%
Equity Funds–26.09%
**T. Rowe Price Growth Stock Fund	140,489	9,689,552
†**T. Rowe Price Mid-Cap Growth Fund	23,874	2,182,525
**T. Rowe Price Mid-Cap Value Fund	67,017	2,105,009
†**T. Rowe Price New Horizons Fund	36,628	2,218,220
**T. Rowe Price Real Assets Fund	197,032	2,295,421
**T. Rowe Price Small-Cap Value Fund	40,039	2,049,998
**T. Rowe Price Value Fund	258,586	9,448,736

		29,989,461

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–3.33%
**T. Rowe Price High Yield Fund	116,992	$760,450
**T. Rowe Price U.S. Treasury Long-Term Fund	250,355	3,071,858

		3,832,308

International Equity Funds–12.73%
**T. Rowe Price Emerging Markets Stock Fund	98,987	4,185,179
**T. Rowe Price International Stock Fund	280,626	5,127,029
**T. Rowe Price International Value Equity Fund	372,018	5,319,856

		14,632,064

International Fixed Income Funds–1.92%
**T. Rowe Price Emerging Markets Bond Fund	69,789	794,201
**T. Rowe Price International Bond Fund	140,747	1,406,063

		2,200,264

Money Market Fund–1.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	1,328,893	1,328,893

		1,328,893

Total Unaffiliated Investments (Cost $53,854,301)		51,982,990

TOTAL VALUE OF SECURITIES–100.36% (Cost $90,909,463)	115,354,089
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(411,961)

NET ASSETS APPLICABLE TO 10,125,957 SHARES OUTSTANDING–100.00%	$114,942,128

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price 2050 Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–54.76%
INVESTMENT COMPANIES–54.76%
Equity Funds–33.25%
*Lincoln Variable Insurance Products Trust–
LVIP SSGA Mid-Cap Index Fund	133,257	$1,797,097
LVIP SSGA S&P 500 Index Fund	634,989	11,967,630
LVIP SSGA Small-Cap Index Fund	51,371	1,750,775

		15,515,502

Fixed Income Fund–7.21%
*Lincoln Variable Insurance Products Trust–LVIP SSGA Bond Index Fund	305,060	3,364,503

		3,364,503

International Equity Fund–14.30%
*Lincoln Variable Insurance Products Trust–LVIP SSGA International Index Fund	690,162	6,672,485

		6,672,485

Total Affiliated Investments (Cost $17,716,559)		25,552,490

UNAFFILIATED INVESTMENTS–45.36%
INVESTMENT COMPANIES–45.36%
Equity Funds–26.49%
**T. Rowe Price Growth Stock Fund	57,569	3,970,546
†**T. Rowe Price Mid-Cap Growth Fund	9,710	887,716
**T. Rowe Price Mid-Cap Value Fund	27,178	853,666
†**T. Rowe Price New Horizons Fund	14,956	905,755
**T. Rowe Price Real Assets Fund	79,912	930,974
**T. Rowe Price Small-Cap Value Fund	16,231	831,008
**T. Rowe Price Value Fund	108,952	3,981,108

		12,360,773

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds–2.78%
**T. Rowe Price High Yield Fund	31,369	$203,898
**T. Rowe Price U.S. Treasury Long-Term Fund	89,303	1,095,743

		1,299,641

International Equity Funds–13.53%
**T. Rowe Price Emerging Markets Stock Fund	42,954	1,816,090
**T. Rowe Price International Stock Fund	123,038	2,247,896
**T. Rowe Price International Value Equity Fund	157,237	2,248,491

		6,312,477

International Fixed Income Funds–1.47%
**T. Rowe Price Emerging Markets Bond Fund	19,127	217,660
**T. Rowe Price International Bond Fund	46,755	467,081

		684,741

Money Market Fund–1.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	508,673	508,673

		508,673

Total Unaffiliated Investments (Cost $21,916,387)		21,166,305

TOTAL VALUE OF SECURITIES–100.12% (Cost $39,632,946)	46,718,795
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(54,989)

NET ASSETS APPLICABLE TO 4,269,304 SHARES OUTSTANDING–100.00%	$46,663,806

†	Non-income producing.

*	Standard Class shares.

**	Institutional Class shares.

S&P–Standard & Poor’s

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price Target Date Funds

Statements of Assets and Liabilities

June 30, 2018 (unaudited)

	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
ASSETS:
Unaffiliated investments, at value	$17,574,892	$59,515,656	$70,076,136	$51,982,990	$21,166,305
Affiliated investments, at value	$16,814,596	$65,608,344	$84,508,673	$63,371,099	$25,552,490
Cash	47	137	150	86	46
Dividends receivable	22,067	58,923	45,388	18,100	5,931
Expense reimbursement receivable from Lincoln Investment Advisors Corporation	8,001	10,557	11,578	10,784	8,927
Receivable for fund shares sold	2,693	12,103	28,968	31,172	25,308
Prepaid printing and mailing fees to Lincoln Life	—	—	—	—	63

TOTAL ASSETS	34,422,296	125,205,720	154,670,893	115,414,231	46,759,070

LIABILITIES:
Payable for investments purchased	21,682	57,080	43,802	16,361	5,244
Other accrued expenses payable	14,265	9,835	10,511	12,717	15,294
Due to manager and affiliates	9,753	33,972	42,478	32,895	12,237
Payable for fund shares redeemed	4,826	482,668	625,931	410,130	62,489

TOTAL LIABILITIES	50,526	583,555	722,722	472,103	95,264

TOTAL NET ASSETS	$34,371,770	$124,622,165	$153,948,171	$114,942,128	$46,663,806

Unaffiliated investments, at cost	$17,991,194	$61,271,210	$72,514,183	$53,854,301	$21,916,387
Affiliated investments, at cost	12,268,073	43,129,964	52,633,485	37,055,162	17,716,559

Standard Class:
Net Assets	$26,305,600	$101,804,587	$124,689,876	$86,630,402	$33,999,375
Shares Outstanding	2,221,587	8,562,716	10,574,001	7,625,015	3,107,375
Net Asset Value Per Share	$11.841	$11.889	$11.792	$11.361	$10.942

Service Class:
Net Assets	$8,066,170	$22,817,578	$29,258,295	$28,311,726	$12,664,431
Shares Outstanding	682,444	1,922,237	2,484,931	2,500,942	1,161,929
Net Asset Value Per Share	$11.820	$11.870	$11.774	$11.320	$10.899

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$25,821,042	$90,426,428	$115,073,635	$84,454,943	$38,895,037
Undistributed (Accumulated) net investment income (loss)	44,648	87,445	(19,220)	(97,920)	(46,729)
Accumulated net realized gain on investments	4,375,859	13,385,466	9,456,615	6,140,479	729,649
Net unrealized appreciation of investments, foreign currencies and derivatives	4,130,221	20,722,826	29,437,141	24,444,626	7,085,849

TOTAL NET ASSETS	$34,371,770	$124,622,165	$153,948,171	$114,942,128	$46,663,806

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–10

LVIP T. Rowe Price Target Date Funds

Statements of Operations

Six Months Ended June 30, 2018 (unaudited)

	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$102,821	$274,485	$218,395	$88,906	$30,272

EXPENSES:
Management fees	44,109	158,527	195,805	143,155	56,944
Accounting and administration expenses	16,257	19,400	20,398	18,878	16,571
Professional fees	14,818	15,501	15,755	15,456	14,906
Distribution expenses-Service Class	9,862	29,219	36,432	35,085	15,011
Reports and statements to shareholders	5,632	13,472	17,412	16,030	10,072
Shareholder servicing fees	5,117	18,389	22,713	16,606	6,606
Consulting fees	1,861	1,888	1,899	1,885	1,864
Custodian fees	1,552	2,116	2,639	2,499	1,339
Trustees’ fees and expenses	543	1,901	2,356	1,678	679
Other	647	1,258	1,461	1,169	704

	100,398	261,671	316,870	252,441	124,696
Less:
Management fees waived	(4,373)	(31,311)	(32,223)	(18,869)	(5,647)
Expenses reimbursed	(37,423)	(42,110)	(45,462)	(45,493)	(41,113)
Expenses paid indirectly	(183)	(111)	(10)	(77)	(238)

Total operating expenses	58,419	188,139	239,175	188,002	77,698

NET INVESTMENT INCOME (LOSS)	44,402	86,346	(20,780)	(99,096)	(47,426)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	4,477,064	17,057,109	16,808,242	13,312,724	3,546,536
Sale of unaffiliated investments	380,638	1,802,918	2,656,178	1,708,143	769,986
Foreign currencies	1,981	9,330	13,191	9,706	5,301
Futures contracts	(138,845)	(642,183)	(854,642)	(658,407)	(260,754)

Net realized gain	4,720,838	18,227,174	18,622,969	14,372,166	4,061,069

Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(4,212,326)	(15,503,613)	(14,741,368)	(11,586,950)	(2,563,542)
Unaffiliated investments	(765,137)	(3,134,940)	(4,613,593)	(3,210,795)	(1,349,363)
Foreign currencies	(5)	(26)	(47)	(29)	22
Futures contracts	21,923	110,958	156,371	116,171	12,208

Net change in unrealized appreciation (depreciation)	(4,955,545)	(18,527,621)	(19,198,637)	(14,681,603)	(3,900,675)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(234,707)	(300,447)	(575,668)	(309,437)	160,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(190,305)	$(214,101)	$(596,448)	$(408,533)	$112,968

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–11

LVIP T. Rowe Price Target Date Funds

Statements of Changes in Net Assets

	LVIP T. Rowe Price 2010 Fund		LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,402	$623,646	$86,346	$2,236,377	$(20,780)	$2,735,197
Net realized gain	4,720,838	2,285,293	18,227,174	6,536,833	18,622,969	4,353,880
Net change in unrealized appreciation (depreciation)	(4,955,545)	516,818	(18,527,621)	6,069,634	(19,198,637)	12,851,237

Net increase (decrease) in net assets resulting from operations	(190,305)	3,425,757	(214,101)	14,842,844	(596,448)	19,940,314

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(520,903)	—	(2,026,830)	—	(2,553,411)
Service Class	—	(126,498)	—	(411,214)	—	(490,381)
Net realized gain on investments:
Standard Class	—	(357,483)	—	(3,435,540)	—	(2,556,310)
Service Class	—	(91,092)	—	(793,156)	—	(543,737)

	—	(1,095,976)	—	(6,666,740)	—	(6,143,839)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,085,510	3,554,550	8,972,480	16,097,026	9,771,209	17,837,444
Service Class	631,179	1,680,306	758,400	1,984,800	1,711,832	3,933,295
Reinvestment of dividends and distributions:
Standard Class	—	878,386	—	5,462,370	—	5,109,721
Service Class	—	217,590	—	1,204,370	—	1,034,118

	2,716,689	6,330,832	9,730,880	24,748,566	11,483,041	27,914,578

Cost of shares redeemed:
Standard Class	(3,602,126)	(10,118,767)	(12,416,302)	(34,672,738)	(16,266,531)	(34,142,935)
Service Class	(362,742)	(1,490,423)	(2,668,409)	(3,669,916)	(1,572,898)	(2,287,597)

	(3,964,868)	(11,609,190)	(15,084,711)	(38,342,654)	(17,839,429)	(36,430,532)

Decrease in net assets derived from capital share transactions	(1,248,179)	(5,278,358)	(5,353,831)	(13,594,088)	(6,356,388)	(8,515,954)

NET INCREASE (DECREASE) IN NET ASSETS	(1,438,484)	(2,948,577)	(5,567,932)	(5,417,984)	(6,952,836)	5,280,521
NET ASSETS:
Beginning of period	35,810,254	38,758,831	130,190,097	135,608,081	160,901,007	155,620,486

End of period	$34,371,770	$35,810,254	$124,622,165	$130,190,097	$153,948,171	$160,901,007

Undistributed (Accumulated) net investment income (loss)	$44,648	$246	$87,445	$1,099	$(19,220)	$1,559

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–12

LVIP T. Rowe Price Target Date Funds

Statements of Changes in Net Assets (continued)

	LVIP T. Rowe Price 2040 Fund		LVIP T. Rowe Price 2050 Fund
	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(99,096)	$1,968,271	$(47,426)	$705,829
Net realized gain	14,372,166	4,155,740	4,061,069	53,330
Net change in unrealized appreciation (depreciation)	(14,681,603)	9,120,619	(3,900,675)	5,556,833

Net increase (decrease) in net assets resulting from operations	(408,533)	15,244,630	112,968	6,315,992

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,709,103)	—	(640,457)
Service Class	—	(482,403)	—	(193,879)
Net realized gain:
Standard Class	—	(1,636,568)	—	(48,409)
Service Class	—	(506,842)	—	(15,466)

	—	(4,334,916)	—	(898,211)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,492,816	12,340,600	4,270,820	8,072,870
Service Class	1,770,089	4,923,612	1,487,451	2,874,876
Reinvestment of dividends and distributions:
Standard Class	—	3,345,671	—	688,866
Service Class	—	989,245	—	209,345

	8,262,905	21,599,128	5,758,271	11,845,957

Cost of shares redeemed:
Standard Class	(7,113,001)	(23,645,016)	(3,775,493)	(8,200,415)
Service Class	(1,571,013)	(3,448,454)	(336,440)	(526,268)

	(8,684,014)	(27,093,470)	(4,111,933)	(8,726,683)

Increase (decrease) in net assets derived from capital share transactions	(421,109)	(5,494,342)	1,646,338	3,119,274

NET INCREASE (DECREASE) IN NET ASSETS	(829,642)	5,415,372	1,759,306	8,537,055
NET ASSETS:
Beginning of period	115,771,770	110,356,398	44,904,500	36,367,445

End of period	$114,942,128	$115,771,770	$46,663,806	$44,904,500

Undistributed (Accumulated) net investment income (loss)	$(97,920)	$1,176	$(46,729)	$697

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–13

LVIP T. Rowe Price 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2010 Fund Standard Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.902		$11.191	$11.379	$12.448	$12.105	$11.259

Income (loss) from investment operations:
Net investment income[4]	0.018		0.202	0.197	0.208	0.158	0.127
Net realized and unrealized gain (loss)	(0.079)		0.873	0.306	(0.413)	0.421	0.878

Total from investment operations	(0.061)		1.075	0.503	(0.205)	0.579	1.005

Less dividends and distributions from:
Net investment income	—		(0.224)	(0.224)	(0.224)	(0.236)	(0.159)
Net realized gain	—		(0.140)	(0.467)	(0.640)	—	—

Total dividends and distributions	—		(0.364)	(0.691)	(0.864)	(0.236)	(0.159)

Net asset value, end of period	$11.841		$11.902	$11.191	$11.379	$12.448	$12.105

Total return[5]	(0.51%	)	9.64%	4.44%	(1.61% )	4.78%	8.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,306		$27,961	$31,758	$31,507	$36,507	$48,876
Ratio of expenses to average net assets[6]	0.28%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.51%		0.47%	0.43%	0.44%	0.42%	0.43%
Ratio of net investment income to average net assets	0.31%	[7]	1.72%	1.71%	1.68%	1.27%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.08%	[7]	1.55%	1.58%	1.54%	1.15%	0.95%
Portfolio turnover	65%		29%	47%	32%	37%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–14

LVIP T. Rowe Price 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2010 Fund Service Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.895		$11.186	$11.375	$12.443	$12.101	$11.256

Income (loss) from investment operations:
Net investment income[4]	0.003		0.172	0.168	0.177	0.127	0.098
Net realized and unrealized gain (loss)	(0.078)		0.872	0.305	(0.412)	0.420	0.877

Total from investment operations	(0.075)		1.044	0.473	(0.235)	0.547	0.975

Less dividends and distributions from:
Net investment income	—		(0.195)	(0.195)	(0.193)	(0.205)	(0.130)
Net realized gain	—		(0.140)	(0.467)	(0.640)	—	—

Total dividends and distributions	—		(0.335)	(0.662)	(0.833)	(0.205)	(0.130)

Net asset value, end of period	$11.820		$11.895	$11.186	$11.375	$12.443	$12.101

Total return[5]	(0.63%	)	9.36%	4.17%	(1.85% )	4.52%	8.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,066		$7,849	$7,001	$6,455	$7,804	$8,752
Ratio of expenses to average net assets[6]	0.53%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.76%		0.72%	0.68%	0.69%	0.67%	0.68%
Ratio of net investment income to average net assets	0.06%	[7]	1.47%	1.46%	1.43%	1.02%	0.83%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17%	)[7]	1.30%	1.33%	1.29%	0.90%	0.71%
Portfolio turnover	65%		29%	47%	32%	37%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–15

LVIP T. Rowe Price 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.910		$11.206	$11.222	$12.110	$11.829	$10.788

Income (loss) from investment operations:
Net investment income[4]	0.011		0.207	0.214	0.210	0.151	0.137
Net realized and unrealized gain (loss)	(0.032)		1.129	0.283	(0.480)	0.369	1.063

Total from investment operations	(0.021)		1.336	0.497	(0.270)	0.520	1.200

Less dividends and distributions from:
Net investment income	—		(0.231)	(0.231)	(0.219)	(0.239)	(0.159)
Net realized gain	—		(0.401)	(0.282)	(0.399)	—	—

Total dividends and distributions	—		(0.632)	(0.513)	(0.618)	(0.239)	(0.159)

Net asset value, end of period	$11.889		$11.910	$11.206	$11.222	$12.110	$11.829

Total return[5]	(0.18%	)	12.03%	4.45%	(2.21% )	4.39%	11.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$101,805		$105,395	$111,809	$123,071	$131,581	$190,689
Ratio of expenses to average net assets[6]	0.25%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.37%		0.34%	0.32%	0.31%	0.31%	0.31%
Ratio of net investment income to average net assets	0.18%	[7]	1.76%	1.89%	1.74%	1.25%	1.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.06%	[7]	1.72%	1.87%	1.73%	1.24%	1.19%
Portfolio turnover	61%		24%	28%	28%	31%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–16

LVIP T. Rowe Price 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.906		$11.204	$11.220	$12.107	$11.827	$10.788

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.004)		0.178	0.186	0.180	0.121	0.108
Net realized and unrealized gain (loss)	(0.032)		1.126	0.283	(0.479)	0.368	1.062

Total from investment operations	(0.036)		1.304	0.469	(0.299)	0.489	1.170

Less dividends and distributions from:
Net investment income	—		(0.201)	(0.203)	(0.189)	(0.209)	(0.131)
Net realized gain	—		(0.401)	(0.282)	(0.399)	—	—

Total dividends and distributions	—		(0.602)	(0.485)	(0.588)	(0.209)	(0.131)

Net asset value, end of period	$11.870		$11.906	$11.204	$11.220	$12.107	$11.827

Total return[5]	(0.30%	)	11.75%	4.20%	(2.45% )	4.13%	10.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,817		$24,795	$23,799	$23,613	$27,490	$28,539
Ratio of expenses to average net assets[6]	0.50%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.62%		0.59%	0.57%	0.56%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets	(0.07%	)[7]	1.51%	1.64%	1.49%	1.00%	0.95%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19%	)[7]	1.47%	1.62%	1.48%	0.99%	0.94%
Portfolio turnover	61%		24%	28%	28%	31%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–17

LVIP T. Rowe Price 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.841		$10.851	$10.930	$12.174	$11.934	$10.627

Income (loss) from investment operations:
Net investment income[4]	0.001		0.204	0.200	0.209	0.158	0.140
Net realized and unrealized gain (loss)	(0.050)		1.250	0.205	(0.539)	0.340	1.320

Total from investment operations	(0.049)		1.454	0.405	(0.330)	0.498	1.460

Less dividends and distributions from:
Net investment income	—		(0.231)	(0.218)	(0.205)	(0.258)	(0.153)
Net realized gain	—		(0.233)	(0.266)	(0.709)	—	—

Total dividends and distributions	—		(0.464)	(0.484)	(0.914)	(0.258)	(0.153)

Net asset value, end of period	$11.792		$11.841	$10.851	$10.930	$12.174	$11.934

Total return[5]	(0.41%	)	13.47%	3.72%	(2.66% )	4.16%	13.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$124,690		$131,624	$131,282	$136,001	$146,452	$214,620
Ratio of expenses to average net assets[6]	0.26%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.36%		0.33%	0.32%	0.31%	0.31%	0.31%
Ratio of net investment income to average net assets	0.02%	[7]	1.77%	1.83%	1.74%	1.30%	1.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08%	)[7]	1.74%	1.81%	1.73%	1.29%	1.22%
Portfolio turnover	60%		20%	31%	30%	26%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–18

LVIP T. Rowe Price 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.838		$10.849	$10.930	$12.172	$11.933	$10.628

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.014)		0.175	0.173	0.178	0.128	0.111
Net realized and unrealized gain (loss)	(0.050)		1.249	0.202	(0.536)	0.338	1.319

Total from investment operations	(0.064)		1.424	0.375	(0.358)	0.466	1.430

Less dividends and distributions from:
Net investment income	—		(0.202)	(0.190)	(0.175)	(0.227)	(0.125)
Net realized gain	—		(0.233)	(0.266)	(0.709)	—	—

Total dividends and distributions	—		(0.435)	(0.456)	(0.884)	(0.227)	(0.125)

Net asset value, end of period	$11.774		$11.838	$10.849	$10.930	$12.172	$11.933

Total return[5]	(0.54%	)	13.19%	3.45%	(2.90% )	3.90%	13.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,258		$29,277	$24,338	$23,529	$23,964	$23,139
Ratio of expenses to average net assets[6]	0.51%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.61%		0.58%	0.57%	0.56%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets	(0.23%	)[7]	1.52%	1.58%	1.49%	1.05%	0.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.33%	)[7]	1.49%	1.56%	1.48%	1.04%	0.97%
Portfolio turnover	60%		20%	31%	30%	26%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–19

LVIP T. Rowe Price 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.399		$10.337	$10.346	$11.655	$11.523	$10.009

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.006)		0.200	0.185	0.196	0.151	0.132
Net realized and unrealized gain (loss)	(0.032)		1.304	0.207	(0.577)	0.251	1.523

Total from investment operations	(0.038)		1.504	0.392	(0.381)	0.402	1.655

Less dividends and distributions from:
Net investment income	—		(0.225)	(0.198)	(0.189)	(0.270)	(0.141)
Net realized gain	—		(0.217)	(0.203)	(0.739)	—	—

Total dividends and distributions	—		(0.442)	(0.401)	(0.928)	(0.270)	(0.141)

Net asset value, end of period	$11.361		$11.399	$10.337	$10.346	$11.655	$11.523

Total return[5]	(0.33%	)	14.63%	3.81%	(3.22% )	3.48%	16.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,630		$87,523	$86,980	$87,556	$94,657	$146,675
Ratio of expenses to average net assets[6]	0.27%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.38%		0.36%	0.34%	0.33%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets	(0.11%	)[7]	1.81%	1.78%	1.70%	1.29%	1.22%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22%	)[7]	1.75%	1.74%	1.67%	1.26%	1.19%
Portfolio turnover	60%		27%	27%	25%	25%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–20

LVIP T. Rowe Price 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$11.372		$10.315	$10.325	$11.634	$11.503	$9.993

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.020)		0.172	0.158	0.166	0.122	0.105
Net realized and unrealized gain (loss)	(0.032)		1.300	0.207	(0.575)	0.249	1.518

Total from investment operations	(0.052)		1.472	0.365	(0.409)	0.371	1.623

Less dividends and distributions from:
Net investment income	—		(0.198)	(0.172)	(0.161)	(0.240)	(0.113)
Net realized gain	—		(0.217)	(0.203)	(0.739)	—	—

Total dividends and distributions	—		(0.415)	(0.375)	(0.900)	(0.240)	(0.113)

Net asset value, end of period	$11.320		$11.372	$10.315	$10.325	$11.634	$11.503

Total return[5]	(0.46%	)	14.34%	3.55%	(3.46% )	3.22%	16.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,312		$28,249	$23,376	$22,486	$22,424	$19,191
Ratio of expenses to average net assets[6]	0.52%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.63%		0.61%	0.59%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets	(0.36%	)[7]	1.56%	1.53%	1.45%	1.04%	0.97%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.47%	)[7]	1.50%	1.49%	1.42%	1.01%	0.94%
Portfolio turnover	60%		27%	27%	25%	25%	25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–21

LVIP T. Rowe Price 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$10.912		$9.514	$9.345	$9.888	$11.054	$9.401

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.008)		0.187	0.189	0.186	0.138	0.138
Net realized and unrealized gain (loss)	0.038		1.440	0.222	(0.554)	0.196	1.651

Total from investment operations	0.030		1.627	0.411	(0.368)	0.334	1.789

Less dividends and distributions from:
Net investment income	—		(0.213)	(0.182)	(0.157)	(0.214)	(0.133)
Net realized gain	—		(0.016)	(0.060)	(0.018)	(1.286)	—
Return of capital	—		—	—	—	—	(0.003)

Total dividends and distributions	—		(0.229)	(0.242)	(0.175)	(1.500)	(0.136)

Net asset value, end of period	$10.942		$10.912	$9.514	$9.345	$9.888	$11.054

Total return[5]	0.28%		17.11%	4.41%	(3.75% )	2.94%	19.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,999		$33,407	$28,659	$24,406	$20,614	$37,291
Ratio of expenses to average net assets[6]	0.28%		0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.48%		0.47%	0.50%	0.54%	0.52%	0.55%
Ratio of net investment income (loss) to average net assets	(0.15%	)[7]	1.80%	2.01%	1.87%	1.24%	1.34%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35%	)[7]	1.63%	1.81%	1.63%	1.02%	1.09%
Portfolio turnover	60%		34%	23%	26%	46%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–22

LVIP T. Rowe Price 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended 6/30/18 (unaudited)[1,2]		12/31/17	12/31/16[3]	Year Ended 12/31/15	12/31/14	12/31/13
Net asset value, beginning of period	$10.884		$9.491	$9.324	$9.866	$11.032	$9.385

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.021)		0.161	0.165	0.160	0.111	0.112
Net realized and unrealized gain (loss)	0.036		1.435	0.221	(0.552)	0.195	1.645

Total from investment operations	0.015		1.596	0.386	(0.392)	0.306	1.757

Less dividends and distributions from:
Net investment income	—		(0.187)	(0.159)	(0.132)	(0.186)	(0.107)
Net realized gain	—		(0.016)	(0.060)	(0.018)	(1.286)	—
Return of capital	—		—	—	—	—	(0.003)

Total dividends and distributions	—		(0.203)	(0.219)	(0.150)	(1.472)	(0.110)

Net asset value, end of period	$10.899		$10.884	$9.491	$9.324	$9.866	$11.032

Total return[5]	0.14%		16.82%	4.15%	(3.98% )	2.68%	18.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,664		$11,498	$7,708	$5,011	$3,075	$3,585
Ratio of expenses to average net assets[6]	0.53%		0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.73%		0.72%	0.75%	0.79%	0.77%	0.80%
Ratio of net investment income (loss) to average net assets	(0.40%	)[7]	1.55%	1.76%	1.62%	0.99%	1.09%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.60%	)[7]	1.38%	1.56%	1.38%	0.77%	0.84%
Portfolio turnover	60%		34%	23%	26%	46%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective February 1, 2018, T. Rowe Price Associates, Inc. began sub-advising the Fund, replacing Milliman Financial Risk Management LLC.

[3]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Target Date Funds–23

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2010 Fund (formerly, LVIP Managed Risk Profile 2010 Fund), LVIP T. Rowe Price 2020 Fund (formerly, LVIP Managed Risk Profile 2020 Fund), LVIP T. Rowe Price 2030 Fund (formerly, LVIP Managed Risk Profile 2030 Fund), LVIP T. Rowe Price 2040 Fund (formerly, LVIP Managed Risk Profile 2040 Fund) and LVIP T. Rowe Price 2050 Fund (formerly, LVIP Managed Risk Profile 2050 Fund) (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. Each Fund is a diversified management investment company registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.

Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.

1. Significant Accounting Policies

Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Investments in government money market funds have a stable NAV. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date

LVIP T. Rowe Price Target Date Funds–24

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds receives earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. The expenses paid under this arrangement are included in “Custodian fees” on the Statements of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.25% of the average daily net assets of each Fund. The fees are calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

Effective February 1, 2018, LIAC has contractually agreed to waive a portion of its advisory Fee. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC. The waiver amount of each Fund’s average daily net asset are as follows:

LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
0.03%	0.06%	0.05%	0.04%	0.03%

Effective February 1, 2018, LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Standard Class	0.27%	0.24%	0.25%	0.26%	0.27%
Service Class	0.52%	0.49%	0.50%	0.51%	0.52%

Prior to February 1, 2018, LIAC had contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed 0.30% of the Fund’s average daily net assets for the Standard Class (and 0.55% for the Service Class).

Effective February 1, 2018, T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Funds, pay T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets. Prior to February 1, 2018, LIAC was responsible for the day-to-day management of the Fund’s investment portfolio and Milliman Financial Risk Management LLC was responsible for managing the Fund’s managed risk strategy.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Administrative	$1,038	$3,632	$4,454	$3,200	$1,297
Legal	207	724	887	638	258

LVIP T. Rowe Price Target Date Funds–25

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2018, these fees were as follows:

	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Printing and mailing	$1,082	$3,113	$5,055	$6,490	$4,919

The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation, or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, each Fund had receivables due from and liabilities payable to affiliates as follows:

	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Expense reimbursement receivable from LIAC	$8,001	$10,557	$11,578	$10,784	$8,927
Management fees payable to LIAC	7,153	25,968	32,266	23,849	8,503
Distribution fees payable to LFD	1,667	4,714	6,068	5,887	2,613
Shareholder servicing fees payable to Lincoln Life	830	3,012	3,743	2,767	1,121
Prepaid printing and mailing fees to Lincoln Life	—	—	—	—	63
Printing and mailing fees payable to Lincoln Life	103	278	401	392	—

Each Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, each Fund engaged in securities purchases and securities sales which resulted in net realized gain (loss) as follows:

	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Securities purchases	$12,307	$10,909	$13,936	$14,895
Securities sales	744	98	—	—
Net realized gain (loss)	55	8	—	—

For the six months ended, LVIP T. Rowe Price 2010 Fund did not engage in any 17a-7 securities purchases or securities sales.

Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.

LVIP T. Rowe Price Target Date Funds–26

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	LVIP T. Rowe Price 2010 Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–48.92%@
Equity Funds–14.96%@
×*LVIP Delaware Special Opportunities Fund	$349,466	$302	$363,072	$70,781	$(57,477)	$—	—	$—	$—
*LVIP SSGA Mid-Cap Index Fund	349,664	278,303	45,766	712	12,836	595,749	44,175	—	—
*LVIP SSGA S&P 500 Index Fund	7,735,057	401,656	4,467,847	2,767,479	(2,451,420)	3,984,925	211,436	—	—
*LVIP SSGA Small-Cap Index Fund	701,752	20,605	207,531	8,434	38,154	561,414	16,473	—	—
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	351,215	302	370,779	166,013	(146,751)	—	—	—	—
Fixed Income Funds–27.45%@
×*LVIP BlackRock Inflation Protected Bond Fund	3,462,895	3,026	3,442,470	33,926	(57,377)	—	—	—	—
×*LVIP Delaware Bond Fund	2,083,530	—	2,066,993	81,999	(98,536)	—	—	—	—
×*LVIP JPMorgan High Yield Fund	1,385,898	1,210	1,394,682	27,555	(19,981)	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	1,380,920	1,210	1,379,127	(1,088)	(1,915)	—	—	—	—
*LVIP SSGA Bond Index Fund	7,258,536	3,072,527	756,081	(32,517)	(107,015)	9,435,450	855,513	—	—
×*LVIP Western Asset Core Bond Fund	2,065,194	3,630	2,041,161	(12,744)	(14,919)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	706,176	605	700,249	420,781	(427,313)	—	—	—	—
Global Fixed Income Fund–0.00%@
×*†LVIP Global Income Fund	1,378,195	1,210	1,390,460	79,207	(68,152)	—	—	—	—
International Equity Funds–6.51%@
*LVIP SSGA International Index Fund	4,223,551	158,630	2,199,189	866,526	(812,460)	2,237,058	231,388	—	—

Total	$33,432,049	$3,943,216	$20,825,407	$4,477,064	$(4,212,326)	$16,814,596		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at June 30, 2018.

†	Non-income producing.

LVIP T. Rowe Price Target Date Funds –27

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

	LVIP T. Rowe Price 2020 Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–52.64%@
Equity Funds–21.49%@
×†*LVIP Baron Growth Opportunities Fund	$1,268,406	$4,608	$1,340,319	$909,144	$(841,839)	$—	—	$—	$—
×*LVIP Delaware Special Opportunities Fund	1,267,223	4,608	1,319,889	602,401	(554,343)	—	—	—	—
*LVIP SSGA Mid-Cap Index Fund	1,267,958	2,032,608	333,510	6,264	48,227	3,021,547	224,051	—	—
*LVIP SSGA S&P 500 Index Fund	34,421,816	5,549,935	20,439,763	10,035,927	(8,715,431)	20,852,484	1,106,409	—	—
*LVIP SSGA Small-Cap Index Fund	2,537,848	566,215	412,019	16,134	195,187	2,903,365	85,190	—	—
×*LVIP SSGA Small-Mid Cap 200 Fund	1,267,078	4,608	1,282,962	119,774	(108,498)	—	—	—	—
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,547,059	9,215	2,695,422	1,028,531	(889,383)	—	—	—	—
Fixed Income Funds–22.00%@
×*LVIP BlackRock Inflation Protected Bond Fund	6,278,652	23,039	6,259,356	72,637	(114,972)	—	—	—	—
×*LVIP Delaware Bond Fund	5,999,217	—	5,951,601	(181,614)	133,998	—	—	—	—
×*LVIP JPMorgan High Yield Fund	3,769,241	13,824	3,803,574	(13,134)	33,643	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	5,007,564	18,431	5,015,159	(14,624)	3,788	—	—	—	—
*LVIP SSGA Bond Index Fund	23,819,102	5,633,073	1,586,685	(56,322)	(386,291)	27,422,877	2,486,434	—	—
×*LVIP Western Asset Core Bond Fund	4,029,131	36,862	4,013,043	6,843	(59,793)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	2,563,684	9,215	2,549,330	1,418,164	(1,441,733)	—	—	—	—
Global Fixed Income Fund–0.00%@
×*†LVIP Global Income Fund	3,747,820	13,823	3,791,595	185,991	(156,039)	—	—	—	—
International Equity Fund–9.15%@
*LVIP SSGA International Index Fund	21,705,544	588,334	11,156,666	2,920,993	(2,650,134)	11,408,071	1,179,983	—	—

Total	$121,497,343	$14,508,398	$71,950,893	$17,057,109	$(15,503,613)	$65,608,344		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at June 30, 2018.

†	Non-income producing.

LVIP T. Rowe Price Target Date Funds –28

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP T. Rowe Price 2030 Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–54.89%@
Equity Funds–27.60%@
×†*LVIP Baron Growth Opportunities Fund	$1,568,268	$6,450	$1,657,634	$1,065,888	$(982,972)	$—	—	$—	$—
×*LVIP Delaware Special Opportunities Fund	1,566,814	6,450	1,632,552	667,210	(607,922)	—	—	—	—
×*LVIP MFS Value Fund	3,132,702	12,900	3,296,865	1,090,212	(938,949)	—	—	—	—
*LVIP SSGA Mid-Cap Index Fund	1,567,738	3,697,450	370,914	8,322	62,852	4,965,448	368,193	—	—
*LVIP SSGA S&P 500 Index Fund	39,407,584	10,979,600	18,759,859	4,875,815	(3,682,296)	32,820,844	1,741,436	—	—
*LVIP SSGA Small-Cap Index Fund	2,357,695	2,611,675	543,872	14,272	273,012	4,712,782	138,282	—	—
×*LVIP SSGA Small-Mid Cap 200 Fund	1,566,674	6,449	1,587,106	149,806	(135,823)	—	—	—	—
×*LVIP T. Rowe Price Growth Stock Fund	3,159,221	12,899	3,440,624	1,359,735	(1,091,231)	—	—	—	—
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,149,239	12,900	3,333,772	2,250,167	(2,078,534)	—	—	—	—
Fixed Income Funds–15.34%@
×*LVIP BlackRock Inflation Protected Bond Fund	6,209,785	25,798	6,193,824	55,190	(96,949)	—	—	—	—
×*LVIP Delaware Bond Fund	3,543,339	—	3,515,215	(114,490)	86,366	—	—	—	—
×*LVIP JPMorgan High Yield Fund	4,659,940	19,349	4,704,643	(37,997)	63,351	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	3,095,411	12,899	3,101,630	(9,892)	3,212	—	—	—	—
*LVIP SSGA Bond Index Fund	26,347,268	1,059,645	3,341,544	(87,936)	(367,615)	23,609,818	2,140,703	—	—
×*LVIP Western Asset Core Bond Fund	7,309,124	45,148	7,256,866	(42,067)	(55,339)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	3,960,267	16,124	3,939,949	1,585,399	(1,621,841)	—	—	—	—
Global Fixed Income Fund–0.00%@
×†*LVIP Global Income Fund	3,088,909	12,900	3,126,382	179,209	(154,636)	—	—	—	—
International Equity Funds–11.95%@
×*LVIP MFS International Growth Fund	4,753,444	19,350	4,952,851	1,191,341	(1,011,284)	—	—	—	—
×*LVIP Mondrian International Value Fund	4,701,422	19,349	4,993,931	799,237	(526,077)	—	—	—	—
×*LVIP SSGA Emerging Markets 100 Fund	1,591,395	6,450	1,712,075	478,071	(363,841)	—	—	—	—
*LVIP SSGA International Index Fund	23,670,853	606,745	5,693,715	1,330,750	(1,514,852)	18,399,781	1,903,163	—	—

Total	$150,407,092	$19,190,530	$87,155,823	$16,808,242	$(14,741,368)	$84,508,673		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at June 30, 2018.

†	Non-income producing.

LVIP T. Rowe Price Target Date Funds–29

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP T. Rowe Price 2040 Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–55.13%@
Equity Funds–32.41%@
×†*LVIP Baron Growth Opportunities Fund	$1,107,434	$7,330	$1,174,078	$760,433	$(701,119)	$—	—	$—	$—
×*LVIP Delaware Special Opportunities Fund	1,106,442	7,330	1,155,964	527,566	(485,374)	—	—	—	—
×*LVIP MFS Value Fund	3,318,291	21,992	3,502,102	1,397,392	(1,235,573)	—	—	—	—
*LVIP SSGA Mid-Cap Index Fund	1,107,071	3,231,331	50,205	(770)	47,803	4,335,230	321,461	—	—
*LVIP SSGA S&P 500 Index Fund	32,278,779	9,321,304	13,877,945	2,526,743	(1,565,292)	28,683,589	1,521,918	—	—
*LVIP SSGA Small-Cap Index Fund	1,107,917	2,981,330	70,205	(640)	211,555	4,229,957	124,115	—	—
×*LVIP SSGA Small-Mid Cap 200 Fund	1,106,338	7,331	1,123,141	103,863	(94,391)	—	—	—	—
×*LVIP T. Rowe Price Growth Stock Fund	2,230,672	14,662	2,436,830	1,077,333	(885,837)	—	—	—	—
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,223,797	14,662	2,360,753	1,690,864	(1,568,570)	—	—	—	—
Fixed Income Funds–9.05%@
×*LVIP BlackRock Inflation Protected Bond Fund	2,192,744	14,661	2,192,412	(2,695)	(12,298)	—	—	—	—
×*LVIP Delaware Bond Fund	1,616,546	—	1,603,715	(49,254)	36,423	—	—	—	—
×*LVIP JPMorgan High Yield Fund	2,193,964	14,661	2,220,530	6,881	5,024	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	2,186,055	14,661	2,195,931	(7,621)	2,836	—	—	—	—
*LVIP SSGA Bond Index Fund	14,229,150	700,299	4,283,665	(101,114)	(138,793)	10,405,877	943,501	—	—
×*LVIP Western Asset Core Bond Fund	6,049,134	51,315	6,017,986	20,976	(103,439)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	3,354,877	21,992	3,345,444	1,167,035	(1,198,460)	—	—	—	—
International Equity Funds–13.67%@
×*LVIP MFS International Growth Fund	4,475,630	29,322	4,676,050	2,015,157	(1,844,059)	—	—	—	—
×*LVIP Mondrian International Value Fund	4,426,870	29,323	4,715,669	1,409,645	(1,150,169)	—	—	—	—
×*LVIP SSGA Emerging Markets 100 Fund	2,247,831	14,662	2,425,649	674,205	(511,049)	—	—	—	—
*LVIP SSGA International Index Fund	17,276,441	778,626	2,039,178	96,725	(396,168)	15,716,446	1,625,615	—	—

Total	$105,835,983	$17,276,794	$61,467,452	$13,312,724	$(11,586,950)	$63,371,099		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at June 30, 2018.

†	Non-income producing.

LVIP T. Rowe Price Target Date Funds–30

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

LVIP T. Rowe Price 2050 Fund

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–54.76%@
Equity Funds–33.25%@
×†*LVIP Baron Growth Opportunities Fund	$417,606	$6,883	$447,058	$130,885	$(108,316)	$—	—	$—	$—
×*LVIP Delaware Special Opportunities Fund	417,250	6,882	440,140	87,005	(70,997)	—	—	—	—
×*LVIP MFS Value Fund	1,668,418	27,530	1,777,954	448,718	(366,712)	—	—	—	—
*LVIP SSGA Mid-Cap Index Fund	1,252,424	532,648	33,892	(703)	46,620	1,797,097	133,257	—	—
*LVIP SSGA S&P 500 Index Fund	13,220,100	5,048,085	6,716,864	447,207	(30,898)	11,967,630	634,989	—	—
*LVIP SSGA Small-Cap Index Fund	835,543	862,766	47,595	(630)	100,691	1,750,775	51,371	—	—
×*LVIP SSGA Small-Mid Cap 200 Fund	417,196	6,882	427,551	32,764	(29,291)	—	—	—	—
×*LVIP T. Rowe Price Growth Stock Fund	1,682,051	27,530	1,855,054	556,671	(411,198)	—	—	—	—
×*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	838,536	13,765	898,725	321,458	(275,034)	—	—	—	—
Fixed Income Funds–7.21%@
×*LVIP Delaware Bond Fund	244,785	—	242,842	(7,612)	5,669	—	—	—	—
×*LVIP JPMorgan High Yield Fund	827,448	13,765	845,699	13,987	(9,501)	—	—	—	—
×*LVIP PIMCO Low Duration Bond Fund	412,248	6,882	418,217	(1,547)	634	—	—	—	—
*LVIP SSGA Bond Index Fund	1,651,250	1,858,531	110,189	(4,121)	(30,968)	3,364,503	305,060	—	—
×*LVIP Western Asset Core Bond Fund	1,820,578	34,414	1,829,856	9,354	(34,490)	—	—	—	—
Global Equity Fund–0.00%@
*×LVIP Clarion Global Real Estate Fund	1,264,990	20,648	1,273,581	196,826	(208,883)	—	—	—	—
International Equity Funds–14.30%@
×*LVIP MFS International Growth Fund	1,687,621	27,530	1,780,063	488,999	(424,087)	—	—	—	—
×*LVIP Mondrian International Value Fund	1,669,412	27,531	1,795,426	375,778	(277,295)	—	—	—	—
×*LVIP SSGA Emerging Markets 100 Fund	847,645	13,765	923,418	248,519	(186,511)	—	—	—	—
*LVIP SSGA International Index Fund	8,406,772	652,655	2,336,945	202,978	(252,975)	6,672,485	690,162	—	—

Total	$39,581,873	$9,188,692	$24,201,069	$3,546,536	$(2,563,542)	$25,552,490		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.

*	Standard Class shares.

×	Issuer was not an investment of the Fund at June 30, 2018.

†	Non-income producing.

LVIP T. Rowe Price Target Date Funds–31

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

3. Investments

For the six months ended June 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Purchases	$22,618,979	$76,667,290	$92,781,744	$70,839,713	$31,007,383
Sales	23,161,574	80,072,629	96,796,811	67,941,147	27,119,193

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated because final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Cost of investments	$30,259,267	$104,401,174	$125,147,668	$90,909,463	$39,632,946

Aggregate unrealized appreciation of investments	$4,636,990	$22,823,348	$32,343,057	$26,703,086	$8,029,078
Aggregate unrealized depreciation of investments	(506,769)	(2,100,522)	(2,905,916)	(2,258,460)	(943,229)

Net unrealized appreciation of investments	$4,130,221	$20,722,826	$29,437,141	$24,444,626	$7,085,849

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments)(e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1 Investments: Assets:	LVIP T. Rowe Price 2010 Fund	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund
Affiliated Investment Companies	$16,814,596	$65,608,344	$84,508,673	$63,371,099	$25,552,490
Unaffiliated Investment Companies	17,574,892	59,515,656	70,076,136	51,982,990	21,166,305

Total Investments	$34,389,488	$125,124,000	$154,584,809	$115,354,089	$46,718,795

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Target Date Funds–32

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	LVIP T. Rowe Price 2010 Fund		LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	175,403	302,056	752,244	1,362,822	827,942	1,541,400
Service Class	53,179	144,417	63,465	168,190	144,785	339,721
Shares reinvested:
Standard Class	—	73,910	—	461,502	—	434,326
Service Class	—	18,333	—	101,934	—	88,034

	228,582	538,716	815,709	2,094,448	972,727	2,403,481

Shares redeemed:
Standard Class	(303,105)	(864,538)	(1,038,556)	(2,952,961)	(1,369,632)	(2,958,833)
Service Class	(30,566)	(128,779)	(223,800)	(311,810)	(133,026)	(197,841)

	(333,671)	(993,317)	(1,262,356)	(3,264,771)	(1,502,658)	(3,156,674)

Net decrease	(105,089)	(454,601)	(446,647)	(1,170,323)	(529,931)	(753,193)

	LVIP T. Rowe Price 2040 Fund		LVIP T. Rowe Price 2050 Fund
	Six Months Ended 6/30/18	Year Ended 12/31/17	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	569,849	1,112,786	388,293	778,895
Service Class	155,556	449,486	136,060	277,323
Shares reinvested:
Standard Class	—	295,990	—	63,145
Service Class	—	87,838	—	19,243

	725,405	1,946,100	524,353	1,138,606

Shares redeemed:
Standard Class	(623,140)	(2,144,616)	(342,311)	(793,094)
Service Class	(138,778)	(319,351)	(30,487)	(52,349)

	(761,918)	(2,463,967)	(372,798)	(845,443)

Net increase (decrease)	(36,513)	(517,867)	151,555	293,163

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in the value caused by interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds’ investments; to facilitate in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

LVIP T. Rowe Price Target Date Funds–33

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

During the six months ended June 30, 2018, each Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to hedge currency risks associated with the Funds’ investments.

No future contracts were outstanding at June 30, 2018.

LVIP T. Rowe Price 2010 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(112,550)	$16,957
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(26,295)	4,966

Total		$(138,845)	$21,923

LVIP T. Rowe Price 2020 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(496,929)	$84,716
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(145,254)	26,242

Total		$(642,183)	$110,958

LVIP T. Rowe Price 2030 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(639,479)	$115,219
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(215,163)	41,152

Total		$(854,642)	$156,371

LVIP T. Rowe Price Target Date Funds–34

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

LVIP T. Rowe Price 2040 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(497,243)	$86,352
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(161,164)	29,819

Total		$(658,407)	$116,171

LVIP T. Rowe Price 2050 Fund

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(188,611)	$(8,111)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(72,143)	20,319

Total		$(260,754)	$12,208

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by each Fund during the six months ended June 30, 2018.

	Long Derivative Volume Future Contracts (Average Notional Value)	Short Derivative Volume Future Contracts (Average Notional Value)
LVIP T. Rowe Price 2010 Fund	$—	$320,516
LVIP T. Rowe Price 2020 Fund	—	1,438,699
LVIP T. Rowe Price 2030 Fund	—	1,919,191
LVIP T. Rowe Price 2040 Fund	—	1,469,869
LVIP T. Rowe Price 2050 Fund	—	675,709

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Market Risk

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

LVIP T. Rowe Price Target Date Funds–35

LVIP T. Rowe Price Target Date Funds

Notes to Financial Statements (continued)

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

LVIP T. Rowe Price Target Date Funds–36

LVIP T. Rowe Price Growth Stock Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP T. Rowe Price Growth Stock Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Growth Stock Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,098.20	0.68%	$3.54
Service Class Shares	1,000.00	1,096.80	0.93%	4.83

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
Service Class Shares	1,000.00	1,020.18	0.93%	4.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	97.88%
Aerospace & Defense	3.27%
Airlines	0.27%
Auto Components	0.85%
Automobiles	2.78%
Banks	1.20%
Beverages	0.49%
Biotechnology	2.34%
Capital Markets	3.95%
Chemicals	0.61%
Electric Utilities	0.36%
Equity Real Estate Investment Trusts	1.22%
Health Care Equipment & Supplies	5.58%
Health Care Providers & Services	4.77%
Hotels, Restaurants & Leisure	2.08%
Household Durables	0.38%
Industrial Conglomerates	1.67%
Insurance	0.84%
Internet & Direct Marketing Retail	14.44%
Internet Software & Services	15.01%
IT Services	9.71%
Machinery	1.69%
Media	1.03%
Multiline Retail	0.79%
Multi-Utilities	0.81%
Professional Services	1.81%
Semiconductors & Semiconductor Equipment	2.54%
Software	14.12%
Technology Hardware, Storage & Peripherals	0.80%
Textiles, Apparel & Luxury Goods	0.97%
Tobacco	1.17%
Water Utilities	0.33%
Convertible Preferred Stock	1.04%
Convertible Bond	0.23%
Money Market Fund	0.62%
Total Value of Securities	99.77%
Receivables and Other Assets Net of Liabilities	0.23%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Amazon.com	9.03%
Alphabet Class A & Class C	5.53%
Microsoft	5.22%
Facebook	4.95%
Booking Holdings	3.92%
Boeing	3.27%
Visa Class A	3.08%
Alibaba Group Holding ADR	2.73%
Mastercard Class A	2.59%
UnitedHealth Group	2.42%
Total	42.74%

IT–Information Technology

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.88%
Aerospace & Defense–3.27%
Boeing	125,499	$42,106,170

		42,106,170

Airlines–0.27%
American Airlines Group	91,854	3,486,778

		3,486,778

Auto Components–0.85%
Aptiv	119,700	10,968,111

		10,968,111

Automobiles–2.78%
Ferrari	51,092	6,897,931
†Tesla	84,225	28,884,964

		35,782,895

Banks–1.20%
First Republic Bank	22,751	2,202,069
JPMorgan Chase & Co.	127,200	13,254,240

		15,456,309

Beverages–0.49%
PepsiCo	58,380	6,355,831

		6,355,831

Biotechnology–2.34%
†Alexion Pharmaceuticals	99,382	12,338,275
†Vertex Pharmaceuticals	104,554	17,769,998

		30,108,273

Capital Markets–3.95%
Charles Schwab	264,400	13,510,840
Intercontinental Exchange	159,733	11,748,362
Morgan Stanley	209,100	9,911,340
TD Ameritrade Holding	285,412	15,632,015

		50,802,557

Chemicals–0.61%
DowDuPont	119,000	7,844,480

		7,844,480

Electric Utilities–0.36%
NextEra Energy	28,000	4,676,840

		4,676,840

Equity Real Estate Investment Trusts–1.22%
Crown Castle International	146,114	15,754,011

		15,754,011

Health Care Equipment & Supplies–5.58%
Becton Dickinson & Co.	112,197	26,877,913
Danaher	43,740	4,316,263
†Intuitive Surgical	41,600	19,904,768
Stryker	122,500	20,685,350

		71,784,294

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–4.77%
Anthem	61,900	$14,734,057
†Centene	83,904	10,337,812
Cigna	30,210	5,134,190
UnitedHealth Group	127,157	31,196,698

		61,402,757

Hotels, Restaurants & Leisure–2.08%
†Caesars Entertainment	451,510	4,831,157
Hilton Worldwide Holdings	43,674	3,457,234
Las Vegas Sands	107,500	8,208,700
Wynn Resorts	61,518	10,294,422

		26,791,513

Household Durables–0.38%
†NVR	1,630	4,841,671

		4,841,671

Industrial Conglomerates–1.67%
Honeywell International	66,300	9,550,515
Roper Technologies	43,385	11,970,355

		21,520,870

Insurance–0.84%
Chubb	84,979	10,794,033

		10,794,033

Internet & Direct Marketing Retail–14.44%
†Amazon.com	68,378	116,228,924
†Booking Holdings	24,900	50,474,541
†Netflix	48,800	19,101,784
†=pUber Technologies Class A	2,164	86,560

		185,891,809

Internet Software & Services–15.01%
†Alibaba Group Holding ADR	189,137	35,090,588
†Alphabet Class A	30,000	33,875,700
†Alphabet Class C	33,463	37,332,996
†=pDropbox Class A	23,058	710,163
†Dropbox Class A	12,216	396,043
†Facebook Class A	328,247	63,784,957
Tencent Holdings	440,700	22,120,381

		193,310,828

IT Services–9.71%
†Adyen	648	356,989
Fidelity National Information Services	85,800	9,097,374
†Fiserv	126,734	9,389,722
Mastercard Class A	170,000	33,408,400
†PayPal Holdings	220,206	18,336,554
Visa Class A	299,900	39,721,755
†Worldpay Class A	179,700	14,695,866

		125,006,660

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–1.69%
Fortive	137,722	$10,619,743
Illinois Tool Works	23,200	3,214,128
Wabtec	80,587	7,944,266

		21,778,137

Media–1.03%
Walt Disney	126,200	13,227,022

		13,227,022

Multiline Retail–0.79%
Dollar General	44,550	4,392,630
Dollarama	150,333	5,827,383

		10,220,013

Multi-Utilities–0.81%
Sempra Energy	89,560	10,398,812

		10,398,812

Professional Services–1.81%
Equifax	92,703	11,598,072
TransUnion	163,786	11,733,629
†=pWeWork Companies	681	31,224

		23,362,925

Semiconductors & Semiconductor Equipment–2.54%
ASML Holding (New York Shares)	44,100	8,730,477
Broadcom	53,800	13,054,032
Texas Instruments	98,791	10,891,708

		32,676,217

Software–14.12%
Activision Blizzard	121,500	9,272,880
†Electronic Arts	91,800	12,945,636
Intuit	104,514	21,352,733
Microsoft	681,900	67,242,159
†Red Hat	60,987	8,194,823
†salesforce.com	169,900	23,174,360
†ServiceNow	56,227	9,697,471
Symantec	732,454	15,125,175
†VMware Class A	37,990	5,583,390
†Workday Class A	76,096	9,216,748

		181,805,375

Technology Hardware, Storage & Peripherals–0.80%
Apple	55,679	10,306,740

		10,306,740

Textiles, Apparel & Luxury Goods–0.97%
NIKE Class B	157,500	12,549,600

		12,549,600

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.17%
Philip Morris International	185,912	$15,010,535

		15,010,535

Water Utilities–0.33%
American Water Works	49,900	4,260,462

		4,260,462

Total Common Stock (Cost $760,568,984)		1,260,282,528

CONVERTIBLE PREFERRED STOCK–1.04%
†=pAirbnb Series D	14,304	1,623,933
†=pAirbnb Series E	14,245	1,617,235
†=pAnt International Class C	747,330	4,192,521
†=pMagic Leap Series C	47,862	1,292,274
†=pMagic Leap Series D	43,618	1,177,686
†=pUber Technologies	789	31,560
†=pUber Technologies Series A	308	12,320
†=pUber Technologies Series B	827	33,080
†=pUber Technologies Series C-1	219	8,760
†=pUber Technologies Series C-2	177	7,080
†=pUber Technologies Series C-3	2	80
†=pUber Technologies Series D	197	7,880
†=pUber Technologies Series E	95	3,800
†=pUber Technologies Series G	34,107	1,364,280
†=pUber Technologies Series G-1	474	18,960
†=pWeWork Companies Series E	17,187	788,024
†=pXiaoju Kuaizhi (Didi)	26,379	1,275,688

Total Convertible Preferred Stock (Cost $11,442,622)		13,455,161

	Principal Amount°

CONVERTIBLE BOND–0.23%
Caesars Entertainment 5.00%, exercise price $7.19, maturity date 10/1/24	1,697,015	2,906,624

Total Convertible Bond (Cost $2,991,256)		2,906,624

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.62%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	7,928,408	$7,928,408

Total Money Market Fund (Cost $7,928,408)		7,928,408

TOTAL VALUE OF SECURITIES–99.77% (Cost $782,931,270)	$1,284,572,721
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES –0.23%	3,017,890

NET ASSETS APPLICABLE TO 27,058,028 SHARES OUTSTANDING–100.00%	$1,287,590,611

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND STANDARD CLASS ($930,330,921 / 19,436,467 Shares)	$47.865
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE GROWTH STOCK FUND SERVICE CLASS ($357,259,690 / 7,621,561 Shares)	$46.875

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$ 630,016,256
Undistributed net investment income	202,775
Accumulated net realized gain on investments	155,730,984
Net unrealized appreciation of investments	501,640,596

TOTAL NET ASSETS	$1,287,590,611

†	Non-income producing.

«	Includes $2,643,293 payable for securities purchased, $498,102 payable for fund shares redeemed, $764,008 due to manager and affiliates and $57,448 other accrued expenses payable as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $14,283,108, which represented 1.11% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund

Statement of Net Assets (continued)

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$582,359	$1,623,933
Airbnb Series E	7/14/15	1,326,130	1,617,235
Ant International Class C	6/7/18	4,192,521	4,192,521
Dropbox Class A	11/7/14	660,653	710,163
Magic Leap Series C	1/20/16	1,102,405	1,292,274
Magic Leap Series D	10/12/17	1,177,686	1,177,686
Uber Technologies	1/16/18	26,012	31,560
Uber Technologies Class A	1/16/18	71,345	86,560
Uber Technologies Series A	1/16/18	10,154	12,320
Uber Technologies Series B	1/16/18	27,265	33,080
Uber Technologies Series C-1	1/16/18	7,220	8,760
Uber Technologies Series C-2	1/16/18	5,836	7,080
Uber Technologies Series C-3	1/16/18	66	80
Uber Technologies Series D	1/16/18	6,495	7,880
Uber Technologies Series E	1/16/18	3,132	3,800
Uber Technologies Series G	12/3/15	1,663,473	1,364,280
Uber Technologies Series G-1	1/16/18	23,118	18,960
WeWork Companies	6/23/15	22,398	31,224
WeWork Companies Series E	6/23/15	565,274	788,024
Xiaoju Kuaizhi (Didi)	10/19/15	723,476	1,275,688

Total		$12,197,018	$14,283,108

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of financial statements.

LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$5,521,352
Interest	(78,842)
Foreign tax withheld	(39,486)

5,403,024

EXPENSES:
Management fees	4,060,123
Distribution fees-Service Class	429,139
Shareholder servicing fees	185,454
Accounting and administration expenses	154,279
Professional fees	29,701
Reports and statements to shareholders	26,762
Trustees’ fees and expenses	18,921
Custodian fees	16,501
Pricing fees	3,268
Consulting fees	1,248
Other	5,522

4,930,918
Less:
Management fees waived	(141,923)
Expenses paid indirectly	(526)

Total operating expenses	4,788,469

NET INVESTMENT INCOME	614,555

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	66,772,245
Foreign currencies	36,976
Foreign currency exchange contracts	(48,998)

Net realized gain	66,760,223

Net change in unrealized appreciation (depreciation) of:
Investments	54,804,754
Foreign currencies	(557)

Net change in unrealized appreciation (depreciation)	54,804,197

NET REALIZED AND UNREALIZED GAIN	121,564,420

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,178,975

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$614,555	$1,841,553
Net realized gain	66,760,223	120,466,528
Net change in unrealized appreciation (depreciation)	54,804,197	222,852,073

Net increase in net assets resulting from operations	122,178,975	345,160,154

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,972,314)
Net realized gain on investments:
Standard Class	—	(14,880,905)
Service Class	—	(5,339,099)

	—	(22,192,318)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	42,489,384	172,681,238
Service Class	36,947,575	56,823,569
Reinvestment of dividends and distributions:
Standard Class	—	16,853,219
Service Class	—	5,339,099

	79,436,959	251,697,125

Cost of shares redeemed:
Standard Class	(127,109,777)	(341,686,246)
Service Class	(35,007,479)	(64,080,609)

	(162,117,256)	(405,766,855)

Decrease in net assets derived from capital share transactions	(82,680,297)	(154,069,730)

NET INCREASE IN NET ASSETS	39,498,678	168,898,106
NET ASSETS:
Beginning of period	1,248,091,933	1,079,193,827

End of period	$1,287,590,611	$1,248,091,933

Undistributed (Distributions in excess of) net investment income	$202,775	$(411,780)

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14		12/31/13

Net asset value, beginning of period	$43.584	$33.206	$33.230	$31.180	$28.681		$20.627

Income (loss) from investment operations:
Net investment income (loss)[2]	0.038	0.083	0.044	(0.011)	(0.015)		(0.021)
Net realized and unrealized gain	4.243	11.105	0.412	3.294	2.514		8.075

Total from investment operations	4.281	11.188	0.456	3.283	2.499		8.054

Less dividends and distributions from:
Net investment income	—	(0.095)	(0.033)	—	—		—
Net realized gain	—	(0.715)	(0.443)	(1.233)	—		—
Return of capital	—	—	(0.004)	—	—		—

Total dividends and distributions	—	(0.810)	(0.480)	(1.233)	—		—

Net asset value, end of period	$47.865	$43.584	$33.206	$33.230	$31.180		$28.681

Total return[3]	9.82%	33.69%	1.39%	10.73%	8.71%		39.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$930,331	$924,211	$829,032	$624,231	$201,096		$170,906
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.71%	0.76%		0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.70%	0.69%	0.71%	0.76%		0.78%
Ratio of net investment income (loss) to average net assets	0.16%	0.21%	0.14%	(0.03% )	(0.05%	)	(0.09%	)
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.14%	0.19%	0.13%	(0.03% )	(0.05%	)	(0.09%	)
Portfolio turnover	24%	60%	44%	35%	41%		39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–8

LVIP T. Rowe Price Growth Stock Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Growth Stock Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14		12/31/13

Net asset value, beginning of period	$42.736		$32.582	$32.662	$30.743	$28.351		$20.440

Income (loss) from investment operations:
Net investment loss[2]	(0.020)		(0.015)	(0.035)	(0.093)	(0.087)		(0.080)
Net realized and unrealized gain	4.159		10.884	0.402	3.245	2.479		7.991

Total from investment operations	4.139		10.869	0.367	3.152	2.392		7.911

Less dividends and distributions from:
Net realized gain	—		(0.715)	(0.443)	(1.233)	—		—
Return of capital	—		—	(0.004)	—	—		—

Total dividends and distributions	—		(0.715)	(0.447)	(1.233)	—		—

Net asset value, end of period	$46.875		$42.736	$32.582	$32.662	$30.743		$28.351

Total return[3]	9.68%		33.36%	1.15%	10.45%	8.44%		38.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$357,260		$323,881	$250,162	$274,131	$190,460		$199,544
Ratio of expenses to average net assets	0.93%		0.93%	0.93%	0.96%	1.01%		1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%		0.95%	0.94%	0.96%	1.01%		1.03%
Ratio of net investment loss to average net assets	(0.09%	)	(0.04% )	(0.11% )	(0.28% )	(0.30%	)	(0.34%	)
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.11%	)	(0.06% )	(0.12% )	(0.28% )	(0.30%	)	(0.34%	)
Portfolio turnover	24%		60%	44%	35%	41%		39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Growth Stock Fund–9

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Growth Stock Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation– Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market Funds have a stable NAV. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes– No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting– Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate that portion of realized gains and losses on foreign equity securities resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP T. Rowe Price Growth Stock Fund–10

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other– Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of the distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in “Net realized gain from investments” on the Statement of Operations and totaled $1,329 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.80% of the first $50 million of the average daily net assets of the Fund; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. When Fund assets are less than $1 billion, the waiver amount is 0.00%. When Fund assets are greater than $1 billion, the waiver amount is 0.025% of the first $1 billion of average daily net assets of the Fund and 0.0125% of the Fund’s average daily net assets in excess of $1 billion. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

T. Rowe Price Associates, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$36,018
Legal	7,176

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

LVIP T. Rowe Price Growth Stock Fund–11

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,315 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$658,702
Distribution fees payable to LFD	74,413
Shareholder servicing fees payable to Lincoln Life	31,196
Prepaid printing and mailing fees to Lincoln Life	303

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Fund engaged in securities purchases of $1,102,880 and securities sales of $3,696,480, which resulted in capital gains of $1,320,262.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$308,029,354
Sales	394,989,991

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$782,931,270

Aggregate unrealized appreciation of investments	$516,057,520
Aggregate unrealized depreciation of investments	(14,416,069)

Net unrealized appreciation of investments	$501,641,451

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

LVIP T. Rowe Price Growth Stock Fund–12

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$42,106,170	$—	$—	$42,106,170
Airlines	3,486,778	—	—	3,486,778
Auto Components	10,968,111	—	—	10,968,111
Automobiles	35,782,895	—	—	35,782,895
Banks	15,456,309	—	—	15,456,309
Beverages	6,355,831	—	—	6,355,831
Biotechnology	30,108,273	—	—	30,108,273
Capital Markets	50,802,557	—	—	50,802,557
Chemicals	7,844,480	—	—	7,844,480
Electric Utilities	4,676,840	—	—	4,676,840
Equity Real Estate Investment Trusts	15,754,011	—	—	15,754,011
Health Care Equipment & Supplies	71,784,294	—	—	71,784,294
Health Care Providers & Services	61,402,757	—	—	61,402,757
Hotels, Restaurants & Leisure	26,791,513	—	—	26,791,513
Household Durables	4,841,671	—	—	4,841,671
Industrial Conglomerates	21,520,870	—	—	21,520,870
Insurance	10,794,033	—	—	10,794,033
Internet & Direct Marketing Retail	185,805,249	—	86,560	185,891,809
Internet Software & Services	192,600,665	—	710,163	193,310,828
IT Services	125,006,660	—	—	125,006,660
Machinery	21,778,137	—	—	21,778,137
Media	13,227,022	—	—	13,227,022
Multiline Retail	10,220,013	—	—	10,220,013
Multi-Utilities	10,398,812	—	—	10,398,812
Professional Services	23,331,701	—	31,224	23,362,925
Semiconductors & Semiconductor Equipment	32,676,217	—	—	32,676,217
Software	181,805,375	—	—	181,805,375
Technology Hardware, Storage & Peripherals	10,306,740	—	—	10,306,740
Textiles, Apparel & Luxury Goods	12,549,600	—	—	12,549,600
Tobacco	15,010,535	—	—	15,010,535
Water Utilities	4,260,462	—	—	4,260,462
Convertible Preferred Stock	—	—	13,455,161	13,455,161
Convertible Bond	—	2,906,624	—	2,906,624
Money Market Fund	7,928,408	—	—	7,928,408

Total Investments	$1,267,382,989	$2,906,624	$14,283,108	$1,284,572,721

LVIP T. Rowe Price Growth Stock Fund–13

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/17	$494,602	$10,253,290	$10,747,892
Purchases	731,998	4,301,818	5,033,816
Sales	(748,720)	(1,711,370)	(2,460,090)
Net realized gain	11,668	528,175	539,843
Net change in unrealized appreciation (depreciation)	338,399	83,248	421,647

Balance as of 6/30/18	$827,947	$13,455,161	$14,283,108

Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/18	$64,725	$34,240	$98,965

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of June 30, 2018.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Growth Stock Fund–14

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	909,134	4,334,780
Service Class	808,924	1,447,771
Shares reinvested:
Standard Class	—	387,039
Service Class	—	125,035

	1,718,058	6,294,625

Shares redeemed:
Standard Class	(2,677,716)	(8,482,850)
Service Class	(766,072)	(1,672,107)

	(3,443,788)	(10,154,957)

Net decrease	(1,725,730)	(3,860,332)

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result, should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2018.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(48,998)	$—

Average Volume of Derivatives– The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$92,574	$56,357

LVIP T. Rowe Price Growth Stock Fund–15

LVIP T. Rowe Price Growth Stock Fund

Notes to Financial Statements (continued)

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a small number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017–08, Receivables–Nonrefundable Fees and Other Costs (Subtopic 310–20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP T. Rowe Price Growth Stock Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflects fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,057.10	0.75%	$3.83
Service Class Shares	1,000.00	1,055.80	1.00%	5.10

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Service Class Shares	1,000.00	1,019.84	1.00%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.03%
Aerospace & Defense	2.43%
Air Freight & Logistics	0.41%
Airlines	1.31%
Auto Components	0.92%
Automobiles	0.23%
Banks	1.97%
Beverages	1.07%
Biotechnology	3.83%
Building Products	1.21%
Capital Markets	3.63%
Chemicals	1.97%
Commercial Services & Supplies	2.58%
Communications Equipment	0.82%
Construction & Engineering	0.30%
Construction Materials	1.06%
Consumer Finance	0.16%
Containers & Packaging	1.39%
Diversified Consumer Services	0.95%
Diversified Telecommunication Services	0.21%
Electrical Equipment	1.19%
Electronic Equipment, Instruments & Components	3.25%
Energy Equipment & Services	0.11%
Equity Real Estate Investment Trusts	2.29%
Food & Staples Retailing	0.39%
Food Products	2.23%
Gas Utilities	0.39%
Health Care Equipment & Supplies	3.28%
Health Care Providers & Services	2.33%
Health Care Technology	0.98%
Hotels, Restaurants & Leisure	4.42%
Household Durables	1.26%
Household Products	1.03%
Industrial Conglomerates	0.41%
Insurance	2.22%
Internet & Direct Marketing Retail	0.42%
Internet Software & Services	2.11%
IT Services	7.59%
Life Sciences Tools & Services	1.82%
Machinery	3.23%
Marine	0.11%
Media	0.38%

Security Type/Sector	Percentage of Net Assets
Metals & Mining	0.16%
Multiline Retail	1.51%
Multi-Utilities	0.20%
Oil, Gas & Consumable Fuels	1.62%
Pharmaceuticals	1.02%
Professional Services	3.57%
Real Estate Management & Development	0.24%
Road & Rail	1.34%
Semiconductors & Semiconductor Equipment	5.10%
Software	9.83%
Specialty Retail	4.14%
Technology Hardware, Storage & Peripherals	0.16%
Textiles, Apparel & Luxury Goods	1.09%
Trading Companies & Distributors	0.86%
Water Utilities	0.30%
Convertible Preferred Stock	0.86%
Money Market Fund	0.15%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Ross Stores	0.94%
Dollar General	0.91%
Worldpay Class A	0.89%
SBA Communications	0.88%
Fiserv	0.87%
Maxim Integrated Products	0.85%
Progressive	0.84%
Fidelity National Information Services	0.83%
Vulcan Materials	0.83%
Microchip Technology	0.83%
Total	8.67%

IT–Information Technology

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.03%
Aerospace & Defense–2.43%
BWX Technologies	26,600	$1,657,712
Harris	38,300	5,535,882
Huntington Ingalls Industries	13,300	2,883,307
L3 Technologies	16,800	3,230,976
Textron	30,300	1,997,073
TransDigm Group	13,600	4,693,904

		19,998,854

Air Freight & Logistics–0.41%
CH Robinson Worldwide	24,500	2,049,670
Expeditors International of Washington	17,500	1,279,250

		3,328,920

Airlines–1.31%
Alaska Air Group	53,400	3,224,826
American Airlines Group	82,800	3,143,088
Copa Holdings Class A	14,900	1,409,838
†United Continental Holdings	43,200	3,012,336

		10,790,088

Auto Components–0.92%
Aptiv	67,700	6,203,351
BorgWarner	32,300	1,394,068

		7,597,419

Automobiles–0.23%
Ferrari	13,880	1,873,939

		1,873,939

Banks–1.97%
BankUnited	43,700	1,785,145
Fifth Third Bancorp	72,600	2,083,620
First Republic Bank	53,100	5,139,549
†Signature Bank	12,300	1,572,924
†SVB Financial Group	9,554	2,758,813
Webster Financial	45,212	2,880,004

		16,220,055

Beverages–1.07%
Brown-Forman Class B	59,955	2,938,395
Dr Pepper Snapple Group	47,900	5,843,800

		8,782,195

Biotechnology–3.83%
†Agios Pharmaceuticals	9,600	808,608
†Alexion Pharmaceuticals	14,600	1,812,590
†Alkermes	44,000	1,811,040
†Alnylam Pharmaceuticals	28,700	2,826,663
†BioMarin Pharmaceutical	51,300	4,832,460
†Bluebird Bio	7,700	1,208,515
†Blueprint Medicines	6,700	425,316
†Exact Sciences	13,100	783,249
†Exelixis	86,100	1,852,872

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†FibroGen	12,600	$788,760
†Incyte	43,700	2,927,900
†Ironwood Pharmaceuticals	75,300	1,439,736
†Madrigal Pharmaceuticals	2,630	735,585
†Neurocrine Biosciences	33,117	3,253,414
†Sage Therapeutics	9,299	1,455,572
†Sarepta Therapeutics	8,200	1,083,876
†Seattle Genetics	35,914	2,384,330
†TESARO	10,497	466,802
†Ultragenyx Pharmaceutical	7,300	561,151

		31,458,439

Building Products–1.21%
Allegion	39,700	3,071,192
AO Smith	51,900	3,069,885
Fortune Brands Home & Security	70,483	3,784,232

		9,925,309

Capital Markets–3.63%
Cboe Global Markets	56,700	5,900,769
†E*TRADE Financial	39,800	2,434,168
FactSet Research Systems	7,150	1,416,415
Invesco	28,200	748,992
Lazard Class A	55,100	2,694,941
MarketAxess Holdings	7,600	1,503,736
Moody’s	31,500	5,372,640
MSCI Class A	18,000	2,977,740
Nasdaq	18,800	1,715,876
Northern Trust	9,600	987,744
State Street	6,400	595,776
TD Ameritrade Holding	64,200	3,516,234

		29,865,031

Chemicals–1.97%
Air Products & Chemicals	12,800	1,993,344
†Axalta Coating Systems	45,300	1,373,043
Celanese Class A	19,100	2,121,246
CF Industries Holdings	37,600	1,669,440
PolyOne	25,100	1,084,822
PPG Industries	21,500	2,230,195
RPM International	60,200	3,510,864
Valvoline	100,684	2,171,754

		16,154,708

Commercial Services & Supplies–2.58%
ADT	116,700	1,009,455
Cintas	22,700	4,201,089
†Copart	58,000	3,280,480
KAR Auction Services	66,900	3,666,120
Ritchie Bros Auctioneers	31,000	1,057,720
Rollins	52,500	2,760,450
†Stericycle	13,200	861,828

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Connections	58,525	$4,405,762

		21,242,904

Communications Equipment–0.82%
Motorola Solutions	24,900	2,897,613
†Palo Alto Networks	18,800	3,862,836

		6,760,449

Construction & Engineering–0.30%
Valmont Industries	16,300	2,457,225

		2,457,225

Construction Materials–1.06%
Eagle Materials	18,500	1,941,945
Vulcan Materials	52,718	6,803,785

		8,745,730

Consumer Finance–0.16%
Discover Financial Services	18,300	1,288,503

		1,288,503

Containers & Packaging–1.39%
Ball	183,700	6,530,535
International Paper	36,300	1,890,504
Sealed Air	71,200	3,022,440

		11,443,479

Diversified Consumer Services–0.95%
†Bright Horizons Family Solutions	17,200	1,763,344
†Grand Canyon Education	14,300	1,596,023
Service Corp. International	93,200	3,335,628
†Sotheby’s	21,200	1,152,008

		7,847,003

Diversified Telecommunication Services–0.21%
†Zayo Group Holdings	46,200	1,685,376

		1,685,376

Electrical Equipment–1.19%
Acuity Brands	5,800	672,046
AMETEK	24,225	1,748,076
†Generac Holdings	28,100	1,453,613
Hubbell	26,900	2,844,406
Rockwell Automation	18,500	3,075,255

		9,793,396

Electronic Equipment, Instruments & Components–3.25%
Amphenol Class A	73,600	6,414,240
CDW	27,900	2,254,041
Cognex	42,400	1,891,464
†Coherent	18,420	2,881,256
Corning	99,200	2,728,992
†IPG Photonics	8,400	1,853,292
†Keysight Technologies	70,362	4,153,469
†Sensata Technologies Holding	69,800	3,321,084

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Trimble	37,800	$1,241,352

		26,739,190

Energy Equipment & Services–0.11%
Oceaneering International	35,900	914,014

		914,014

Equity Real Estate Investment Trusts–2.29%
American Campus Communities	32,141	1,378,206
CubeSmart	44,800	1,443,456
Equinix	3,388	1,456,467
Federal Realty Investment Trust	10,000	1,265,500
Iron Mountain	51,900	1,817,019
MGM Growth Properties Class A	69,400	2,113,924
†SBA Communications	43,800	7,232,256
SL Green Realty	10,100	1,015,353
VEREIT	144,750	1,076,940

		18,799,121

Food & Staples Retailing–0.39%
Casey’s General Stores	14,800	1,555,184
PriceSmart	8,500	769,250
†Sprouts Farmers Market	39,900	880,593

		3,205,027

Food Products–2.23%
Conagra Brands	47,700	1,704,321
Hershey	43,400	4,038,804
Hormel Foods	56,800	2,113,528
McCormick & Co.	35,200	4,086,368
Pinnacle Foods	42,600	2,771,556
Tyson Foods Class A	52,100	3,587,085

		18,301,662

Gas Utilities–0.39%
Atmos Energy	35,618	3,210,607

		3,210,607

Health Care Equipment & Supplies–3.28%
†Align Technology	10,000	3,421,400
Cooper	27,400	6,451,330
†Hologic	134,500	5,346,375
†IDEXX Laboratories	21,700	4,729,298
STERIS	15,800	1,659,158
Teleflex	14,600	3,915,866
West Pharmaceutical Services	14,700	1,459,563

		26,982,990

Health Care Providers & Services–2.33%
†Acadia Healthcare	40,788	1,668,637
AmerisourceBergen	21,700	1,850,359
†Centene	36,500	4,497,165
†DaVita	19,400	1,347,136
†Henry Schein	31,900	2,317,216

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Molina Healthcare	29,100	$2,850,054
Universal Health Services Class B	14,800	1,649,312
†WellCare Health Plans	11,900	2,930,256

		19,110,135

Health Care Technology–0.98%
†athenahealth	4,900	779,786
†Cerner	37,600	2,248,104
†Medidata Solutions	25,100	2,022,056
†Veeva Systems Class A	38,900	2,989,854

		8,039,800

Hotels, Restaurants & Leisure–4.42%
Aramark	57,400	2,129,540
Choice Hotels International	20,100	1,519,560
Domino’s Pizza	12,300	3,470,691
Dunkin’ Brands Group	70,100	4,841,807
Extended Stay America	67,600	1,460,836
Hilton Worldwide Holdings	73,133	5,789,208
MGM Resorts International	89,400	2,595,282
†Norwegian Cruise Line Holdings	36,200	1,710,450
Papa John’s International	20,500	1,039,760
Restaurant Brands International	40,700	2,454,210
Royal Caribbean Cruises	16,900	1,750,840
Wynn Resorts	12,800	2,141,952
Yum Brands	36,400	2,847,208
Yum China Holdings	66,200	2,546,052

		36,297,396

Household Durables–1.26%
†Mohawk Industries	19,900	4,263,973
Newell Brands	35,800	923,282
†NVR	1,080	3,207,978
Toll Brothers	52,400	1,938,276

		10,333,509

Household Products–1.03%
Church & Dwight	83,400	4,433,544
Clorox	29,700	4,016,925

		8,450,469

Industrial Conglomerates–0.41%
Roper Technologies	12,100	3,338,511

		3,338,511

Insurance–2.22%
Assurant	20,900	2,162,941
AXIS Capital Holdings	27,500	1,529,550
FNF Group	81,000	3,047,220
Progressive	117,400	6,944,210
Willis Towers Watson	30,100	4,563,160

		18,247,081

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.42%
†Ctrip.com International ADR	41,800	$1,990,934
†Wayfair Class A	12,030	1,428,683

		3,419,617

Internet Software & Services–2.11%
†2U	10,600	885,736
†DocuSign	5,513	291,913
†=pDropbox Class A	18,400	566,702
†Dropbox Class A	7,909	256,410
†=pDropbox Class B	42,304	1,302,921
†GoDaddy Class A	23,200	1,637,920
†InterActiveCorp	18,700	2,851,563
†Match Group	46,600	1,805,284
MercadoLibre	3,400	1,016,362
†Shopify Class A	8,700	1,269,243
†Twilio Class A	14,900	834,698
†VeriSign	24,300	3,339,306
†Zillow Group Class A	21,800	1,302,550

		17,360,608

IT Services–7.59%
†Black Knight	83,155	4,452,950
Booz Allen Hamilton Holding	110,200	4,819,046
†CoreLogic	60,300	3,129,570
†EPAM Systems	11,100	1,380,063
Fidelity National Information Services	64,237	6,811,049
†Fiserv	96,200	7,127,458
†FleetCor Technologies	21,900	4,613,235
†Gartner	39,600	5,262,840
Genpact	47,000	1,359,710
Global Payments	52,200	5,819,778
Leidos Holdings	44,500	2,625,500
Paychex	29,000	1,982,150
Sabre	104,700	2,579,808
†WEX	16,500	3,142,920
†Worldpay Class A	89,500	7,319,310

		62,425,387

Life Sciences Tools & Services–1.82%
Agilent Technologies	45,300	2,801,352
Bruker	41,000	1,190,640
†Illumina	18,500	5,166,865
†IQVIA Holdings	21,000	2,096,220
†Mettler-Toledo International	6,400	3,703,232

		14,958,309

Machinery–3.23%
Donaldson	37,000	1,669,440
Flowserve	25,900	1,046,360
Fortive	47,300	3,647,303
Graco	49,400	2,233,868
IDEX	16,125	2,200,740
†Middleby	19,100	1,994,422

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Nordson	17,200	$2,208,652
PACCAR	30,500	1,889,780
Snap-on	17,700	2,844,744
Toro	31,400	1,891,850
†WABCO Holdings	10,100	1,181,902
Wabtec	23,200	2,287,056
Xylem	22,000	1,482,360

		26,578,477

Marine–0.11%
†Kirby	11,200	936,320

		936,320

Media–0.38%
Altice USA Class A	25,064	427,592
Interpublic Group	43,400	1,017,296
Omnicom Group	22,000	1,677,940

		3,122,828

Metals & Mining–0.16%
Wheaton Precious Metals (New York Shares)	59,900	1,321,394

		1,321,394

Multiline Retail–1.51%
Dollar General	75,600	7,454,160
†Dollar Tree	58,400	4,964,000

		12,418,160

Multi-Utilities–0.20%
NiSource	64,000	1,681,920

		1,681,920

Oil, Gas & Consumable Fuels–1.62%
Cabot Oil & Gas	91,300	2,172,940
†Centennial Resource Development Class A	86,100	1,554,966
Cimarex Energy	8,300	844,442
†Concho Resources	10,700	1,480,345
Diamondback Energy	12,700	1,670,939
†Jagged Peak Energy	126,300	1,644,426
†RSP Permian	33,900	1,492,278
†=pVenture Global LNG Series B	36	182,340
†=pVenture Global LNG Series C	455	2,304,575

		13,347,251

Pharmaceuticals–1.02%
†Catalent	39,962	1,674,008
†Jazz Pharmaceuticals	12,700	2,188,210
†Nektar Therapeutics	16,200	791,046
Zoetis	43,400	3,697,246

		8,350,510

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services–3.57%
†CoStar Group	13,000	$5,364,190
Equifax	38,300	4,791,713
†IHS Markit	62,525	3,225,665
ManpowerGroup	15,000	1,290,900
Nielsen Holdings	100,600	3,111,558
Robert Half International	25,100	1,634,010
TransUnion	62,400	4,470,336
†Verisk Analytics Class A	45,400	4,886,856
†=pWeWork Companies Class A	11,793	540,709

		29,315,937

Real Estate Management & Development–0.24%
Jones Lang LaSalle	11,800	1,958,682

		1,958,682

Road & Rail–1.34%
†Genesee & Wyoming	18,100	1,471,892
JB Hunt Transport Services	17,000	2,066,350
Kansas City Southern	26,200	2,776,152
Landstar System	10,300	1,124,760
Old Dominion Freight Line	14,800	2,204,608
Schneider National Class B	48,994	1,347,825

		10,991,587

Semiconductors & Semiconductor Equipment–5.10%
Entegris	78,700	2,667,930
†Integrated Device Technology	45,600	1,453,728
KLA-Tencor	45,000	4,613,850
Lam Research	9,600	1,659,360
Marvell Technology Group	216,511	4,641,996
Maxim Integrated Products	119,400	7,004,004
Microchip Technology	74,800	6,803,060
Monolithic Power Systems	18,800	2,512,996
Skyworks Solutions	70,100	6,775,165
Xilinx	58,000	3,785,080

		41,917,169

Software–9.83%
†ANSYS	8,600	1,497,948
†Atlassian Class A	93,931	5,872,566
†Autodesk	32,400	4,247,316
†Cadence Design Systems	80,500	3,486,455
CDK Global	58,300	3,792,415
†Electronic Arts	19,400	2,735,788
†Ellie Mae	15,700	1,630,288
†Fortinet	24,900	1,554,507
†Guidewire Software	43,000	3,817,540
†Pivotal Software Class A	86,785	2,106,272
†Proofpoint	19,600	2,260,076
†RealPage	32,687	1,801,054
†Red Hat	36,600	4,917,942
†ServiceNow	35,700	6,157,179
†Splunk	31,200	3,092,232

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
SS&C Technologies Holdings	78,100	$4,053,390
Symantec	201,500	4,160,975
†Synopsys	42,700	3,653,839
†Tableau Software Class A	35,927	3,511,864
†Take-Two Interactive Software	16,600	1,964,776
†Tyler Technologies	13,200	2,931,720
†Ultimate Software Group	15,400	3,962,574
†Workday Class A	37,205	4,506,270
†Zendesk	35,400	1,928,946
†Zynga Class A	284,500	1,157,915

		80,801,847

Specialty Retail–4.14%
†AutoZone	2,200	1,476,046
†Burlington Stores	35,500	5,343,815
†CarMax	46,400	3,381,168
†Five Below	18,400	1,797,864
†Michaels	40,000	766,800
†O’Reilly Automotive	15,900	4,349,763
Ross Stores	90,800	7,695,300
Tiffany & Co.	22,298	2,934,417
Tractor Supply	23,100	1,766,919
†Ulta Beauty	14,354	3,351,085
Williams-Sonoma	18,900	1,160,082

		34,023,259

Technology Hardware, Storage & Peripherals–0.16%
†Pure Storage Class A	56,100	1,339,668

		1,339,668

Textiles, Apparel & Luxury Goods–1.09%
†Lululemon Athletica	18,700	2,334,695
PVH	11,800	1,766,696
Tapestry	104,400	4,876,524

		8,977,915

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.86%
Fastenal	11,800	$567,934
†HD Supply Holdings	111,900	4,799,391
Watsco	9,300	1,658,004

		7,025,329

Water Utilities–0.30%
American Water Works	29,221	2,494,889

		2,494,889

Total Common Stock (Cost $509,842,296)		813,995,597

CONVERTIBLE PREFERRED STOCK–0.86%
†=pAirbnb Series D	18,795	2,133,796
†=pAirbnb Series E	2,425	275,310
†=pTanium Series G	234,645	1,592,113
†=pWeWork Companies Series D1	27,915	1,279,903
†=pWeWork Companies Series D2	21,933	1,005,628
†=pWeWork Companies Series E	16,055	736,122

Total Convertible Preferred Stock (Cost $3,513,875)		7,022,872

MONEY MARKET FUND–0.15%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	1,253,229	1,253,229

Total Money Market Fund (Cost $1,253,229)		1,253,229

TOTAL VALUE OF SECURITIES–100.04% (Cost $514,609,400)	822,271,698
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(293,213)

NET ASSETS APPLICABLE TO 30,227,535 SHARES OUTSTANDING–100.00%	$821,978,485

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Net Assets (continued)

NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($610,654,400 / 22,243,441 Shares)	$27.453
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($211,324,085 / 7,984,094 Shares)	$26.468

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$420,674,510
Undistributed of net investment income	631,361
Accumulated net realized gain on investments	93,010,316
Net unrealized appreciation of investments	307,662,298

TOTAL NET ASSETS	$821,978,485

†	Non-income producing.

«	Includes $823,977 payable for securities purchased, $444,339 payable for fund shares redeemed, $536,974 due to manager and affiliates and $53,877 other accrued expenses payable as of June 30, 2018.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

p

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2018, the aggregate value of restricted securities was $11,920,119, which represented 1.45% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/14	$765,201	$2,133,796
Airbnb Series E	7/14/15	225,754	275,310
Dropbox Class A	11/7/14	527,193	566,702
Dropbox Class B	5/1/12	574,220	1,302,921
Tanium Series G	8/26/15	1,164,848	1,592,113
Venture Global LNG Series B	3/8/18	108,720	182,340
Venture Global LNG Series C	10/16/17	1,602,675	2,152,625
Venture Global LNG Series C	3/8/18	90,600	151,950
WeWork Companies Class A	12/9/14	34,085	93,855
WeWork Companies Class A	5/26/15	138,112	446,854
WeWork Companies Series D1	12/9/14	464,818	1,279,903
WeWork Companies Series D2	12/9/14	365,211	1,005,628
WeWork Companies Series E	6/23/15	528,043	736,122

Total		$6,589,480	$11,920,119

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$4,013,326
Foreign tax withheld	(13,476)

3,999,850

EXPENSES:
Management fees	2,833,807
Distribution fees-Service Class	250,289
Shareholder servicing fees	119,794
Accounting and administration expenses	99,741
Reports and statements to shareholders	39,296
Professional fees	21,811
Trustees’ fees and expenses	12,272
Custodian fees	5,180
Pricing fees	1,798
Consulting fees	1,118
Other	4,142

3,389,248
Less:
Management fees waived	(20,583)
Expenses paid indirectly	(176)

Total operating expenses	3,368,489

NET INVESTMENT INCOME	631,361

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	41,821,354
Net change in unrealized appreciation (depreciation) of investments	4,700,139

NET REALIZED AND UNREALIZED GAIN	46,521,493

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,152,854

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$631,361	$695,197
Net realized gain	41,821,354	57,439,091
Net change in unrealized appreciation (depreciation)	4,700,139	106,942,737

Net increase in net assets resulting from operations	47,152,854	165,077,025

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(1,193,521)
Net realized gain:
Standard Class	—	(18,504,511)
Service Class	—	(5,472,096)

	—	(25,170,128)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	20,790,739	47,313,149
Service Class	28,347,334	44,966,824
Reinvestment of dividends and distributions:
Standard Class	—	19,698,032
Service Class	—	5,472,096

	49,138,073	117,450,101

Cost of shares redeemed:
Standard Class	(85,884,206)	(74,157,369)
Service Class	(19,064,153)	(27,638,121)

	(104,948,359)	(101,795,490)

Increase (Decrease) in net assets derived from capital share transactions	(55,810,286)	15,654,611

NET INCREASE (DECREASE) IN NET ASSETS	(8,657,432)	155,561,508
NET ASSETS:
Beginning of period	830,635,917	675,074,409

End of period	$821,978,485	$830,635,917

Undistributed (distributions in excess of) net investment income	$631,361	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$25.969	$21.510	$21.097	$22.079	$20.943	$15.688

Income (loss) from investment operations:
Net investment income (loss)[2]	0.029	0.035	0.048	0.025	0.032	(0.003)
Net realized and unrealized gain	1.455	5.236	1.526	0.420	2.346	5.453

Total from investment operations	1.484	5.271	1.574	0.445	2.378	5.450

Less dividends and distributions from:
Net investment income	—	(0.049)	(0.062)	(0.028)	(0.052)	—
Net realized gain	—	(0.763)	(1.099)	(1.399)	(1.190)	(0.195)

Total dividends and distributions	—	(0.812)	(1.161)	(1.427)	(1.242)	(0.195)

Net asset value, end of period	$27.453	$25.969	$21.510	$21.097	$22.079	$20.943

Total return[3]	5.71%	24.74%	7.56%	2.10%	11.59%	34.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$610,654	$639,333	$536,444	$519,709	$430,439	$381,529
Ratio of expenses to average net assets	0.75%	0.76%	0.75%	0.75%	0.76%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.75%	0.75%	0.76%	0.79%
Ratio of net investment income (loss) to average net assets	0.22%	0.15%	0.23%	0.11%	0.15%	(0.02% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.21%	0.15%	0.23%	0.11%	0.15%	(0.02% )
Portfolio turnover	13%	28%	26%	26%	34%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$25.068		$20.799	$20.440	$21.461	$20.394	$15.319

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)		(0.024)	(0.004)	(0.030)	(0.021)	(0.048)
Net realized and unrealized gain	1.405		5.056	1.473	0.408	2.278	5.318

Total from investment operations	1.400		5.032	1.469	0.378	2.257	5.270

Less dividends and distributions from:
Net investment income	—		—	(0.011)	—	—	—
Net realized gain	—		(0.763)	(1.099)	(1.399)	(1.190)	(0.195)

Total dividends and distributions	—		(0.763)	(1.110)	(1.399)	(1.190)	(0.195)

Net asset value, end of period	$26.468		$25.068	$20.799	$20.440	$21.461	$20.394

Total return[3]	5.58%		24.44%	7.29%	1.85%	11.30%	34.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$211,324		$191,303	$138,630	$135,470	$112,165	$103,229
Ratio of expenses to average net assets	1.00%		1.01%	1.00%	1.00%	1.01%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%		1.01%	1.00%	1.00%	1.01%	1.04%
Ratio of net investment loss to average net assets	(0.03%	)	(0.10% )	(0.02% )	(0.14% )	(0.10% )	(0.27% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.04%	)	(0.10% )	(0.02% )	(0.14% )	(0.10% )	(0.27% )
Portfolio turnover	13%		28%	26%	26%	34%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize the value of your shares (capital appreciation).

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $68 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund; 0.70% of the next $200 million; and 0.65% of the average daily net assets of the Fund in excess of $400 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administrative expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$23,349
Legal	4,652

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $31,940 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares; the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$472,287
Distribution fees payable to LFD	43,841
Shareholder servicing fees payable to Lincoln Life	19,971
Printing & mailing fees payable to Lincoln Life	875

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$108,343,789
Sales	164,388,742

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$514,609,400

Aggregate unrealized appreciation of investments	$320,226,964
Aggregate unrealized depreciation of investments	(12,564,666)

Net unrealized appreciation of investments	$307,662,298

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 3	Total
Investments:

Assets:
Common Stock
Aerospace & Defense	$19,998,854	$—	$19,998,854
Air Freight & Logistics	3,328,920	—	3,328,920
Airlines	10,790,088	—	10,790,088
Auto Components	7,597,419	—	7,597,419
Automobiles	1,873,939	—	1,873,939
Banks	16,220,055	—	16,220,055
Beverages	8,782,195	—	8,782,195
Biotechnology	31,458,439	—	31,458,439
Building Products	9,925,309	—	9,925,309
Capital Markets	29,865,031	—	29,865,031
Chemicals	16,154,708	—	16,154,708
Commercial Services & Supplies	21,242,904	—	21,242,904
Communications Equipment	6,760,449	—	6,760,449
Construction & Engineering	2,457,225	—	2,457,225
Construction Materials	8,745,730	—	8,745,730
Consumer Finance	1,288,503	—	1,288,503
Containers & Packaging	11,443,479	—	11,443,479
Diversified Consumer Services	7,847,003	—	7,847,003
Diversified Telecommunication Services	1,685,376	—	1,685,376
Electrical Equipment	9,793,396	—	9,793,396
Electronic Equipment, Instruments & Components	26,739,190	—	26,739,190
Energy Equipment & Services	914,014	—	914,014
Equity Real Estate Investment Trusts	18,799,121	—	18,799,121
Food & Staples Retailing	3,205,027	—	3,205,027
Food Products	18,301,662	—	18,301,662
Gas Utilities	3,210,607	—	3,210,607
Health Care Equipment & Supplies	26,982,990	—	26,982,990
Health Care Providers & Services	19,110,135	—	19,110,135
Health Care Technology	8,039,800	—	8,039,800
Hotels, Restaurants & Leisure	36,297,396	—	36,297,396
Household Durables	10,333,509	—	10,333,509
Household Products	8,450,469	—	8,450,469
Industrial Conglomerates	3,338,511	—	3,338,511
Insurance	18,247,081	—	18,247,081
Internet & Direct Marketing Retail	3,419,617	—	3,419,617
Internet Software & Services	15,490,985	1,869,623	17,360,608
IT Services	62,425,387	—	62,425,387
Life Sciences Tools & Services	14,958,309	—	14,958,309
Machinery	26,578,477	—	26,578,477
Marine	936,320	—	936,320
Media	3,122,828	—	3,122,828
Metals & Mining	1,321,394	—	1,321,394
Multiline Retail	12,418,160	—	12,418,160
Multi-Utilities	1,681,920	—	1,681,920
Oil, Gas & Consumable Fuels	10,860,336	2,486,915	13,347,251
Pharmaceuticals	8,350,510	—	8,350,510
Professional Services	28,775,228	540,709	29,315,937
Real Estate Management & Development	1,958,682	—	1,958,682
Road & Rail	10,991,587	—	10,991,587
Semiconductors & Semiconductor Equipment	41,917,169	—	41,917,169
Software	80,801,847	—	80,801,847

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 3	Total
Investments:

Assets:
Specialty Retail	$34,023,259	$—	$34,023,259
Technology Hardware, Storage & Peripherals	1,339,668	—	1,339,668
Textiles, Apparel & Luxury Goods	8,977,915	—	8,977,915
Trading Companies & Distributors	7,025,329	—	7,025,329
Water Utilities	2,494,889	—	2,494,889
Convertible Preferred Stock	—	7,022,872	7,022,872
Money Market Fund	1,253,229	—	1,253,229

Total Investments	$810,351,579	$11,920,119	$822,271,698

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Preferred Stock	Common Stock	Total
Balance as of 12/31/17	$7,803,093	$2,555,670	$10,358,763
Purchases	—	199,320	199,320
Sales	(1,059,650)	(596,085)	(1,655,735)
Transfers into Level 3	—	1,101,450	1,101,450
Net change in unrealized appreciation (depreciation)	279,429	1,636,892	1,916,321

Balance as of 6/30/18	$7,022,872	$4,897,247	$11,920,119

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/18	$421,626	$1,453,130	$1,874,756

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of June 30, 2018.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–16

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	769,693	1,966,449
Service Class	1,082,289	1,927,108
Shares reinvested:
Standard Class	—	801,762
Service Class	—	231,374

	1,851,982	4,926,693

Shares redeemed:
Standard Class	(3,145,299)	(3,088,854)
Service Class	(729,503)	(1,192,304)

	(3,874,802)	(4,281,158)

Net increase (decrease)	(2,022,820)	645,535

5. Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Restricted securities are valued pursuant to the security valuation procedure noted in Note 1. Restricted securities have been identified on the Statement of Net Assets.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–17

LVIP U.S. Growth Allocation Managed Risk Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP U.S. Growth Allocation Managed Risk Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,005.50	0.30%	$1.49
Service Class Shares	1,000.00	1,004.20	0.55%	2.73

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,023.31	0.30%	$1.51
Service Class Shares	1,000.00	1,022.07	0.55%	2.76

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other investment companies (“Underlying Funds”). In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in the table above does not reflect the expenses of the Underlying Funds. Financial statements for the Underlying Funds can be found at www.sec.gov.

LVIP U.S. Growth Allocation Managed Risk Fund–1

LVIP U.S. Growth Allocation Managed Risk Fund

Security Type/Sector Allocation (unaudited)

As of June 30, 2018

Security Type/Sector	Percentage of Net Assets
Affiliated Investments	94.31%
Investment Companies	94.31%
Equity Funds	65.09%
Fixed Income Funds	27.21%
Global Equity Fund	2.01%
Unaffiliated Investments	5.41%
Investment Companies	5.41%
Equity Fund	2.67%
Money Market Fund	2.74%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

LVIP U.S. Growth Allocation Managed Risk Fund–2

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS–94.31%
INVESTMENT COMPANIES–94.31%
Equity Funds–65.09%
*Lincoln Variable Insurance Products Trust–
†LVIP Baron Growth Opportunities Fund	795,466	$44,208,027
LVIP MFS Value Fund	3,750,670	155,611,553
LVIP SSGA S&P 500 Index Fund	7,692,949	144,989,012
LVIP SSGA Small-Cap Index Fund	1,058,616	36,078,684
LVIP SSGA Small-Mid Cap 200 Fund	3,372,667	47,915,476
LVIP T. Rowe Price Growth Stock Fund	3,239,170	155,042,894
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,695,405	46,543,967
LVIP Wellington Mid-Cap Value Fund	1,665,835	46,753,328

		677,142,941

Fixed Income Funds–27.21%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Bond Fund	5,271,614	70,671,258
LVIP JPMorgan High Yield Fund	874,338	9,431,480
LVIP PIMCO Low Duration Bond Fund	3,055,240	30,662,384
LVIP SSGA Bond Index Fund	9,031,777	99,611,469
†LVIP SSGA Short-Term Bond Index Fund	425,089	4,263,221
LVIP Western Asset Core Bond Fund	7,096,626	68,439,857

		283,079,669

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.01%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	2,224,407	$20,962,811

		20,962,811

Total Affiliated Investments (Cost $872,439,544)		981,185,421

UNAFFILIATED INVESTMENTS–5.41%
INVESTMENT COMPANIES–5.41%
Equity Fund–2.67%
Oppenheimer Main Street Small Cap Fund VA Non-Service Shares	1,131,657	27,759,546

		27,759,546

Money Market Fund–2.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	28,519,350	28,519,350

		28,519,350

Total Unaffiliated Investments (Cost $53,259,650)		56,278,896

TOTAL VALUE OF SECURITIES–99.72% (Cost $925,699,194)	1,037,464,317
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	2,863,792

NET ASSETS APPLICABLE TO 94,532,670 SHARES OUTSTANDING–100.00%	$1,040,328,109

† Non-income producing.

* Standard Class shares.

LVIP U.S. Growth Allocation Managed Risk Fund–3

LVIP U.S. Growth Allocation Managed Risk Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]
Equity Contracts:
(380) E-mini Russell 2000 Index	$(31,302,500)	$(31,447,260)	9/24/18	$144,760
(370) E-mini S&P 500 Index	(50,349,600)	(50,361,660)	9/22/18	12,060

				156,820

Interest Rate Contracts:
1,103 U.S. Treasury 5 yr Notes	125,319,758	125,193,007	9/28/18	126,751

Total Futures Contracts				$283,571

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2018. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:

S&P–Standard & Poor’s

VA–Variable Annuity

yr–year

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–4

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Assets and Liabilities

June 30, 2018 (unaudited)

ASSETS:
Affiliated investments, at value	$981,185,421
Unaffiliated investments, at value	56,278,896
Cash collateral held at broker for futures contracts	4,019,040
Receivable for fund shares sold	326,774
Variation margin due from broker on futures contracts	62,093
Dividends receivable	41,648
Prepaid expenses to affiliates	158

TOTAL ASSETS	1,041,914,030

LIABILITIES:
Payable for investments purchased	548,307
Due to custodian	498,403
Due to manager and affiliates	449,643
Payable for fund shares redeemed	68,651
Other accrued expenses payable	20,917

TOTAL LIABILITIES	1,585,921

TOTAL NET ASSETS	$1,040,328,109

Affiliated investments, at cost	$872,439,544
Unaffiliated investments, at cost	53,259,650

Standard Class:
Net Assets	$11,934,711
Shares Outstanding	1,083,011
Net Asset Value Per Share	$11.020

Service Class:
Net Assets	$1,028,393,398
Shares Outstanding	93,449,659
Net Asset Value Per Share	$11.005

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$940,639,730
Accumulated net investment loss	(2,224,593)
Accumulated net realized loss on investments	(10,135,722)
Net unrealized appreciation of investments and derivatives	112,048,694

TOTAL NET ASSETS	$1,040,328,109

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–5

LVIP U.S. Growth Allocation Managed Risk Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends from unaffiliated investments	$281,208

EXPENSES:
Management fees	3,466,876
Distribution fees-Service Class	1,226,334
Shareholder servicing fees	143,628
Accounting and administration expenses	48,454
Professional fees	22,444
Trustees’ fees and expenses	14,428
Reports and statements to shareholders	13,962
Custodian fees	2,601
Consulting fees	2,123
Pricing fees	28
Other	2,546

4,943,424

Less:
Management fees waived	(2,228,706)
Expenses paid indirectly	(1)

Total operating expenses	2,714,717

NET INVESTMENT LOSS	(2,433,509)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Distributions from unaffiliated investments	3,339,801
Sale of affiliated investments	5,253,103
Sale of unaffiliated investments	5,021,725
Futures contracts	(15,736,485)

Net realized loss	(2,121,856)

Net change in unrealized appreciation
(depreciation) of:
Affiliated investments	14,543,441
Unaffiliated investments	(6,730,022)
Futures contracts	318,787

Net change in unrealized appreciation
(depreciation)	8,132,206

NET REALIZED AND UNREALIZED GAIN	6,010,350

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,576,841

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,433,509)	$8,176,721
Net realized gain (loss)	(2,121,856)	14,158,478
Net change in unrealized appreciation (depreciation)	8,132,206	87,244,260

Net increase in net assets resulting from operations	3,576,841	109,579,459

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(95,281)
Service Class	—	(12,834,137)
Net realized gain:
Standard Class	—	(62,698)
Service Class	—	(9,929,841)

	—	(22,921,957)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,180,386	2,334,863
Service Class	109,326,488	298,942,395
Reinvestment of dividends and distributions:
Standard Class	—	157,979
Service Class	—	22,763,978

	115,506,874	324,199,215

Cost of shares redeemed:
Standard Class	(183,931)	(748,717)
Service Class	(33,974,331)	(82,531,317)

	(34,158,262)	(83,280,034)

Increase in net assets derived from capital share transactions	81,348,612	240,919,181

NET INCREASE IN NET ASSETS	84,925,453	327,576,683
NET ASSETS:
Beginning of period	955,402,656	627,825,973

End of period	$1,040,328,109	$955,402,656

Undistributed (Accumulated) net investment income (loss)	$(2,224,593)	$208,916

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–6

LVIP U.S. Growth Allocation Managed Risk Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/18[1]		Year Ended		5/1/15[3] to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15

Net asset value, beginning of period	$10.960		$9.769	$9.507	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.013)		0.135	0.145	0.236
Net realized and unrealized gain (loss)	0.073		1.352	0.243	(0.600)

Total from investment operations	0.060		1.487	0.388	(0.364)

Less dividends and distributions from:
Net investment income	—		(0.178)	(0.126)	(0.113)
Net realized gain	—		(0.118)	—	(0.016)

Total dividends and distributions	—		(0.296)	(0.126)	(0.129)

Net asset value, end of period	$11.020		$10.960	$9.769	$9.507

Total return[5]	0.55%		15.22%	4.08%	(3.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,935		$6,015	$3,775	$298
Ratio of expenses to average net assets[6]	0.30%		0.29%	0.28%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.75%		0.74%	0.73%	0.77%
Ratio of net investment income (loss) to average net assets	(0.24%	)[7]	1.27%	1.50%	3.61%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.69%	)[7]	0.82%	1.05%	3.15%
Portfolio turnover	18%		14%	15%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–7

LVIP U.S. Growth Allocation Managed Risk Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/18[1]		Year Ended		5/1/15[3] to
	(unaudited)		12/31/17	12/31/16[2]	12/31/15

Net asset value, beginning of period	$10.959		$9.769	$9.508	$10.000

Income (loss) from investment operations:
Net investment income (loss)[4]	(0.027)		0.108	0.120	0.219
Net realized and unrealized gain (loss)	0.073		1.352	0.243	(0.599)

Total from investment operations	0.046		1.460	0.363	(0.380)

Less dividends and distributions from:
Net investment income	—		(0.152)	(0.102)	(0.096)
Net realized gain	—		(0.118)	—	(0.016)

Total dividends and distributions	—		(0.270)	(0.102)	(0.112)

Net asset value, end of period	$11.005		$10.959	$9.769	$9.508

Total return[5]	0.42%		14.94%	3.82%	(3.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,028,393		$949,388	$624,051	$255,230
Ratio of expenses to average net assets[6]	0.55%		0.54%	0.53%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.00%		0.99%	0.98%	1.02%
Ratio of net investment income (loss) to average net assets	(0.49%	)[7]	1.02%	1.25%	3.36%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.94%	)[7]	0.57%	0.80%	2.90%
Portfolio turnover	18%		14%	15%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Effective May 1, 2016, Milliman Financial Risk Management LLC is responsible for the day-to-day management of the Fund’s managed risk strategy, replacing Lincoln Investment Advisors Corporation.

[3]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[7]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.

See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–8

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.

The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. Investments in government money market funds have a stable NAV. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for the open tax years (years ended December 31, 2014-December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earning credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

LVIP U.S. Growth Allocation Managed Risk Fund–9

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates

LIAC is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. The fee is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LIAC).

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019 and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LIAC.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund’s managed risk strategy. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$27,630
Legal	5,505

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,192 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.

At June 30, 2018, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$213,662
Distribution fees payable to LFD	211,196
Shareholder servicing fees payable to Lincoln Life	24,785
Prepaid printing and mailing fees to Lincoln Life	158

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

LVIP U.S. Growth Allocation Managed Risk Fund–10

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2018, were as follows:

	Value 12/31/17	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/18	Number of Shares 6/30/18	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES–94.31%@
Equity Funds–65.09%@
*†LVIP Baron Growth Opportunities Fund	$19,131,395	$22,706,553	$806,195	$5,240	$3,171,034	$44,208,027	795,466	$—	$—
*LVIP MFS Value Fund	138,675,063	26,129,194	3,362,854	(133,904)	(5,695,946)	155,611,553	3,750,670	—	—
*LVIP SSGA S&P 500 Index Fund	144,296,017	13,297,602	16,431,777	348,469	3,478,701	144,989,012	7,692,949	—	—
*LVIP SSGA Small-Cap Index Fund	—	35,819,255	371,660	1,977	629,112	36,078,684	1,058,616	—	—
*LVIP SSGA Small-Mid Cap 200 Fund	22,109,112	26,141,780	3,293,338	(208,061)	3,165,983	47,915,476	3,372,667	—	—
*LVIP T. Rowe Price Growth Stock Fund	139,820,054	13,257,015	11,982,001	410,814	13,537,012	155,042,894	3,239,170	—	—
*LVIP T. Rowe Price Structured Mid-Cap Growth Fund	67,322,121	5,111,145	29,837,956	3,822,482	126,175	46,543,967	1,695,405	—	—
*LVIP Wellington Mid-Cap Value Fund	67,104,322	5,111,144	26,124,323	2,193,298	(1,531,113)	46,753,328	1,665,835	—	—
Fixed Income Funds–27.21%@
*LVIP Delaware Bond Fund	55,288,087	21,483,596	5,263,552	(321,345)	(515,528)	70,671,258	5,271,614	—	—
*LVIP JPMorgan High Yield Fund	—	9,446,731	12,150	23	(3,124)	9,431,480	874,338	—	—
*LVIP PIMCO Low Duration Bond Fund	34,011,178	4,135,367	7,577,809	(92,953)	186,601	30,662,384	3,055,240	—	—
*LVIP SSGA Bond Index Fund	93,819,073	13,539,491	6,057,694	(286,934)	(1,402,467)	99,611,469	9,031,777	—	—
*†LVIP SSGA Short-Term Bond Index Fund	—	4,506,245	255,562	320	12,218	4,263,221	425,089	—	—
*LVIP Western Asset Core Bond Fund	72,426,377	11,142,144	13,536,376	(495,786)	(1,096,502)	68,439,857	7,096,626	—	—
Global Equity Fund–2.01%@
*LVIP Clarion Global Real Estate Fund	—	21,125,106	653,043	9,463	481,285	20,962,811	2,224,407	—	—

Total	$854,002,799	$232,952,368	$125,566,290	$5,253,103	$14,543,441	$981,185,421		$—	$—

@	As a percentage of Net Assets as of June 30, 2018.
*	Standard Class shares.
†	Non-income producing.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$238,122,171
Sales	174,816,740

LVIP U.S. Growth Allocation Managed Risk Fund–11

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

3. Investments (continued)

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$925,699,194

Aggregate unrealized appreciation of investments and derivatives	$116,772,676
Aggregate unrealized depreciation of investments and derivatives	(4,723,982)

Net unrealized appreciation of investments and derivatives	$112,048,694

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Affiliated Investment Companies	$981,185,421
Unaffiliated Investment Companies	56,278,896

Total Investments	$1,037,464,317

Derivatives:
Assets:
Futures Contracts	$283,571

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP U.S. Growth Allocation Managed Risk Fund–12

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	550,952	220,761
Service Class	9,898,256	28,577,065
Shares reinvested:
Standard Class	—	14,376
Service Class	—	2,072,096

	10,449,208	30,884,298

Shares redeemed:
Standard Class	(16,764)	(72,696)
Service Class	(3,079,964)	(7,895,541)

	(3,096,728)	(7,968,237)

Net increase	7,352,480	22,916,061

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$156,820
Futures contracts (Interest rate contracts)*	Variation margin due from broker on futures contracts	$126,751

Total		$283,571

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were open through June 30, 2018. Only the current day’s variation margin is reported on the Statement of Assets and Liabilities.

LVIP U.S. Growth Allocation Managed Risk Fund–13

LVIP U.S. Growth Allocation Managed Risk Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change unrealized appreciation (depreciation) of futures contracts	$(13,070,520)	$156,820
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change unrealized appreciation (depreciation) of futures contracts	(2,665,965)	161,967

Total		$(15,736,485)	$318,787

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$78,329,825	$43,070,179

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund–14

LVIP Wellington Capital Growth Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Wellington Capital Growth Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Capital Growth Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (LNY). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,124.30	0.74%	$3.90
Service Class Shares	1,000.00	1,122.90	0.99%	5.21

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,021.12	0.74%	$3.71
Service Class Shares	1,000.00	1,019.89	0.99%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	99.72%
Aerospace & Defense	1.91%
Banks	0.68%
Beverages	3.49%
Building Products	0.59%
Capital Markets	4.51%
Chemicals	0.78%
Electrical Equipment	0.91%
Electronic Equipment, Instruments & Components	1.39%
Equity Real Estate Investment Trusts	1.52%
Health Care Equipment & Supplies	2.65%
Health Care Providers & Services	1.97%
Hotels, Restaurants & Leisure	1.78%
Insurance	2.14%
Internet & Direct Marketing Retail	8.47%
Internet Software & Services	16.15%
IT Services	13.34%
Life Sciences Tools & Services	0.97%
Pharmaceuticals	1.38%
Professional Services	4.97%
Semiconductors & Semiconductor Equipment	2.97%
Software	16.24%
Specialty Retail	5.19%
Technology Hardware, Storage & Peripherals	4.35%
Textiles, Apparel & Luxury Goods	1.04%
Trading Companies & Distributors	0.33%
Money Market Fund	0.41%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Alphabet Class A and Class C	5.78%
Amazon.com	5.59%
Microsoft	5.55%
Facebook Class A	4.51%
Apple	4.35%
Mastercard Class A	3.30%
Home Depot	2.88%
Visa Class A	2.45%
FleetCor Technologies	2.34%
ServiceNow	2.29%
Total	39.04%

IT–Information Technology

LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.72%
Aerospace & Defense–1.91%
Lockheed Martin	19,509	$5,763,544
Northrop Grumman	15,378	4,731,811

		10,495,355

Banks–0.68%
Bank of America	132,946	3,747,748

		3,747,748

Beverages–3.49%
Constellation Brands Class A	32,209	7,049,584
†Monster Beverage	156,199	8,950,203
PepsiCo	29,014	3,158,754

		19,158,541

Building Products–0.59%
Fortune Brands Home & Security	60,251	3,234,876

		3,234,876

Capital Markets–4.51%
Intercontinental Exchange	85,888	6,317,062
MarketAxess Holdings	37,416	7,403,130
MSCI	37,705	6,237,538
TD Ameritrade Holding	87,323	4,782,681

		24,740,411

Chemicals–0.78%
Sherwin-Williams	10,459	4,262,775

		4,262,775

Electrical Equipment–0.91%
AMETEK	69,240	4,996,358

		4,996,358

Electronic Equipment, Instruments & Components–1.39%
CDW	94,700	7,650,813

		7,650,813

Equity Real Estate Investment Trusts–1.52%
American Tower	57,838	8,338,504

		8,338,504

Health Care Equipment & Supplies–2.65%
†DexCom	50,982	4,842,270
†Edwards Lifesciences	66,517	9,682,880

		14,525,150

Health Care Providers & Services–1.97%
UnitedHealth Group	43,956	10,784,165

		10,784,165

Hotels, Restaurants & Leisure–1.78%
Hilton Worldwide Holdings	68,197	5,398,475
Las Vegas Sands	57,251	4,371,686

		9,770,161

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–2.14%
†Markel	5,656	$6,133,084
Marsh & McLennan	68,040	5,577,239

		11,710,323

Internet & Direct Marketing Retail–8.47%
†Amazon.com	18,037	30,659,293
†Booking Holdings	3,671	7,441,447
†Netflix	19,098	7,475,530
†Wayfair Class A	7,500	890,700

		46,466,970

Internet Software & Services–16.15%
†2U	59,535	4,974,745
†Alibaba Group Holding ADR	36,161	6,708,950
†Alphabet Class A	800	903,352
†Alphabet Class C	27,608	30,800,865
†eBay	235,442	8,537,127
†Facebook Class A	127,298	24,736,547
†Spotify Technology	19,012	3,198,579
Tencent Holdings ADR	67,241	3,378,860
†Zillow Group Class C	90,008	5,315,872

		88,554,897

IT Services–13.34%
Alliance Data Systems	28,427	6,629,176
†FleetCor Technologies	61,024	12,854,706
†Gartner	28,535	3,792,301
Global Payments	64,280	7,166,577
Mastercard Class A	91,956	18,071,193
†PayPal Holdings	134,469	11,197,234
Visa Class A	101,484	13,441,556

		73,152,743

Life Sciences Tools & Services–0.97%
Thermo Fisher Scientific	25,626	5,308,170

		5,308,170

Pharmaceuticals–1.38%
Bristol-Myers Squibb	136,891	7,575,548

		7,575,548

Professional Services–4.97%
Equifax	64,086	8,017,799
†IHS Markit	166,705	8,600,311
TransUnion	148,833	10,662,396

		27,280,506

Semiconductors & Semiconductor Equipment–2.97%
Microchip Technology	93,560	8,509,282
NVIDIA	32,764	7,761,792

		16,271,074

Software–16.24%
Activision Blizzard	63,520	4,847,846

LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Adobe Systems	48,467	$11,816,739
†Autodesk	64,240	8,421,222
Microsoft	308,901	30,460,728
†salesforce.com	69,350	9,459,340
†ServiceNow	72,675	12,534,257
SS&C Technologies Holdings	98,403	5,107,116
†Workday Class A	52,782	6,392,956

		89,040,204

Specialty Retail–5.19%
Home Depot	80,971	15,797,442
†O’Reilly Automotive	25,872	7,077,803
Ross Stores	66,264	5,615,874

		28,491,119

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–4.35%
Apple	128,983	$23,876,043

		23,876,043

Textiles, Apparel & Luxury Goods–1.04%
NIKE Class B	33,840	2,696,371
†Under Armour Class A	133,839	3,008,701

		5,705,072

Trading Companies & Distributors–0.33%
Fastenal	37,083	1,784,805

		1,784,805

Total Common Stock (Cost $298,349,191)		546,922,331

MONEY MARKET FUND–0.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	2,238,705	2,238,705

Total Money Market Fund (Cost $2,238,705)		2,238,705

TOTAL VALUE OF SECURITIES–100.13% (Cost $300,587,896)	549,161,036
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(724,909)

NET ASSETS APPLICABLE TO 10,830,182 SHARES OUTSTANDING–100.00%	$548,436,127

NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($186,473,982 / 3,623,771 Shares)	$51.459

NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($361,962,145 / 7,206,411 Shares)	$50.228

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$242,882,839
Accumulated net investment loss	(400,765)
Accumulated net realized gain on investments	57,380,913
Net unrealized appreciation of investments	248,573,140

TOTAL NET ASSETS	$548,436,127

†	Non-income producing.

«	Includes $225,436 payable for fund shares redeemed, $1,538,701 payable for securities purchased, $25,553 other accrued expenses payable and $392,786 due to manager and affiliates as of June 30, 2018.

Summary of Abbreviations:

ADR–American Depositary Receipt

IT–Information Technology

See accompanying notes, which are integral part of the financial statements.

LVIP Wellington Capital Growth Fund–4

LVIP Wellington Capital Growth Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$2,018,043

EXPENSES:
Management fees	1,822,577
Distribution fees-Service Class	442,482
Shareholder servicing fees	77,443
Accounting and administration expenses	64,336
Reports and statements to shareholders	39,268
Professional fees	21,257
Trustees’ fees and expenses	7,850
Custodian fees	4,572
Consulting fees	1,029
Pricing fees	76
Other	3,268

2,484,158
Less:
Expenses reimbursed	(65,338)
Expenses paid indirectly	(12)

Total operating expenses	2,418,808

NET INVESTMENT LOSS	(400,765)

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	23,973,619
Net change in unrealized appreciation (depreciation) of investments	38,620,152

NET REALIZED AND UNREALIZED GAIN	62,593,771

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,193,006

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(400,765)	$(451,351)
Net realized gain	23,973,619	41,085,773
Net change in unrealized appreciation (depreciation)	38,620,152	104,094,934

Net increase in net assets resulting from operations	62,193,006	144,729,356

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain:
Standard Class	—	(10,162,539)
Service Class	—	(21,537,745)

	—	(31,700,284)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,603,215	14,501,146
Service Class	22,664,317	15,905,304
Reinvestment of dividends and distributions:
Standard Class	—	10,162,539
Service Class	—	21,537,745

	29,267,532	62,106,734

Cost of shares redeemed:
Standard Class	(11,985,421)	(17,711,546)
Service Class	(45,441,079)	(69,913,845)

	(57,426,500)	(87,625,391)

Decrease in net assets derived from capital share transactions	(28,158,968)	(25,518,657)

NET INCREASE IN NET ASSETS	34,034,038	87,510,415
NET ASSETS:
Beginning of period	514,402,089	426,891,674

End of period	$548,436,127	$514,402,089

Accumulated net investment loss	$(400,765)	$—

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–5

LVIP Wellington Capital Growth Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$45.771		$35.922	$38.974	$41.894	$37.738	$27.748

Income from investment operations:
Net investment income[2]	0.004		0.033	0.033	0.066	0.083	0.049
Net realized and unrealized gain	5.684		12.657	0.102	3.557	4.211	9.941

Total from investment operations	5.688		12.690	0.135	3.623	4.294	9.990

Less dividends and distributions from:
Net investment income	—		—	—	—	(0.073)	—
Net realized gain	—		(2.841)	(3.187)	(6.543)	(0.065)	—

Total dividends and distributions	—		(2.841)	(3.187)	(6.543)	(0.138)	—

Net asset value, end of period	$51.459		$45.771	$35.922	$38.974	$41.894	$37.738

Total return[3]	12.43%		35.86%	0.10%	9.42%	11.37%	36.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$186,474		$170,877	$128,537	$136,262	$134,373	$130,399
Ratio of expenses to average net assets	0.74%		0.75%	0.75%	0.74%	0.74%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%		0.76%	0.75%	0.74%	0.74%	0.76%
Ratio of net investment income to average net assets	0.02%		0.08%	0.09%	0.16%	0.21%	0.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	(0.01%	)	0.07%	0.09%	0.16%	0.21%	0.15%
Portfolio turnover	12%		27%	31%	33%	45%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–6

LVIP Wellington Capital Growth Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)		12/31/17	12/31/16		Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$44.731		$35.244	$38.390		$41.459	$37.377	$27.551

Income (loss) from investment operations:
Net investment loss[2]	(0.056)		(0.071)	(0.060)		(0.040)	(0.015)	(0.032)
Net realized and unrealized gain	5.553		12.399	0.101		3.514	4.162	9.858

Total from investment operations	5.497		12.328	0.041		3.474	4.147	9.826

Less dividends and distributions from:
Net realized gain	—		(2.841)	(3.187)		(6.543)	(0.065)	—

Total dividends and distributions	—		(2.841)	(3.187)		(6.543)	(0.065)	—

Net asset value, end of period	$50.228		$44.731	$35.244		$38.390	$41.459	$37.377

Total return[3]	12.29%		35.52%	(0.15%	)	9.15%	11.09%	35.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$361,962		$343,525	$298,355		$318,018	$319,768	$326,361
Ratio of expenses to average net assets	0.99%		1.00%	1.00%		0.99%	0.99%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%		1.01%	1.00%		0.99%	0.99%	1.01%
Ratio of net investment loss to average net assets	(0.23%	)	(0.17% )	(0.16%	)	(0.09% )	(0.04% )	(0.10% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.26%	)	(0.18% )	(0.16%	)	(0.09% )	(0.04% )	(0.10)%
Portfolio turnover	12%		27%	31%		33%	45%	47%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund–7

LVIP Wellington Capital Growth Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. Taxable non-cash dividends are recorded as dividend income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

LVIP Wellington Capital Growth Fund–8

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain on investments” on the Statement of Operations and totaled $681 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.75% of the first $100 million of the average daily net assets of the Fund; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the average daily net assets of the Fund in excess of $1 billion. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% on the first $100 million of average daily net assets of the Fund; 0.00% on the next $150 million; 0.025% on the next $250 million; and 0.05% on the excess of $500 million of average daily net assets of the Fund. The waiver is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$14,960
Legal	2,981

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $34,616 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$301,792
Distribution fees payable to LFD	75,965
Shareholder servicing fees payable to Lincoln Life	13,345
Printing and mailing fees payable to Lincoln Life	1,684

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

LVIP Wellington Capital Growth Fund–9

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Fund engaged in securities purchases of $42,872.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$63,131,324
Sales	92,633,167

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$300,587,896

Aggregate unrealized appreciation of investments	$249,023,517
Aggregate unrealized depreciation of investments	(450,377)

Net unrealized appreciation of investments	$248,573,140

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Level 1
Investments:
Assets:
Common Stock	$546,922,331
Money Market Fund	2,238,705

Total Investments	$549,161,036

There were no Level 3 investments at the beginning or end of the period.

During the six months ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP Wellington Capital Growth Fund–10

LVIP Wellington Capital Growth Fund

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	133,416	340,442
Service Class	466,369	388,748
Shares reinvested:
Standard Class	—	234,559
Service Class	—	508,474

	599,785	1,472,223

Shares redeemed:
Standard Class	(242,961)	(419,929)
Service Class	(939,688)	(1,683,006)

	(1,182,649)	(2,102,935)

Net decrease	(582,864)	(630,712)

5. Market Risk

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

6. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Wellington Capital Growth Fund–11

LVIP Wellington Mid-Cap Value Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Wellington Mid-Cap Value Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Wellington Mid-Cap Value Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled, “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Fund’s actual expenses shown in the table reflect fee waivers in effect.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$1,007.00	0.88%	$4.38
Service Class Shares	1,000.00	1,005.80	1.13%	5.62

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,020.43	0.88%	$4.41
Service Class Shares	1,000.00	1,019.19	1.13%	5.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund

Security Type/Sector Allocation and Top 10 Equity Holdings (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Common Stock	98.11%
Aerospace & Defense	2.42%
Airlines	1.01%
Auto Components	0.92%
Banks	12.53%
Biotechnology	0.14%
Building Products	1.88%
Chemicals	5.79%
Commercial Services & Supplies	1.75%
Communications Equipment	0.90%
Construction & Engineering	1.08%
Construction Materials	0.85%
Electric Utilities	3.79%
Electrical Equipment	1.46%
Electronic Equipment, Instruments & Components	4.68%
Equity Real Estate Investment Trusts	10.58%
Food & Staples Retailing	1.71%
Food Products	2.06%
Gas Utilities	2.79%
Health Care Equipment & Supplies	2.47%
Health Care Providers & Services	1.90%
Hotels, Restaurants & Leisure	0.68%
Household Durables	1.05%
Insurance	7.94%
Internet Software & Services	1.41%
IT Services	1.07%
Machinery	1.42%
Media	0.49%
Metals & Mining	3.33%
Oil, Gas & Consumable Fuels	8.24%
Professional Services	1.09%
Road & Rail	2.92%
Semiconductors & Semiconductor Equipment	4.11%
Software	1.31%
Specialty Retail	0.69%
Trading Companies & Distributors	0.47%
Wireless Telecommunication Services	1.18%
Money Market Fund	1.85%
Total Value of Securities	99.96%
Receivables and Other Assets Net of Liabilities	0.04%
Total Net Assets	100.00%

Holdings are for informational purpose only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings	Percentage of Net Assets
Diamondback Energy	3.62%
UGI	2.79%
Arrow Electronics	2.49%
Comerica	2.05%
STORE Capital	1.97%
Newfield Exploration	1.95%
Genesee & Wyoming	1.79%
Silicon Motion Technology ADR	1.75%
US Foods Holding	1.71%
PS Business Parks	1.68%
Total	21.80%

IT–Information Technology

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.11%
Aerospace & Defense–2.42%
Harris	18,291	$2,643,781
Moog Class A	31,445	2,451,452

		5,095,233

Airlines–1.01%
†JetBlue Airways	112,293	2,131,321

		2,131,321

Auto Components–0.92%
Goodyear Tire & Rubber	83,459	1,943,760

		1,943,760

Banks–12.53%
BancorpSouth Bank	66,602	2,194,536
Bank of the Ozarks	52,396	2,359,916
Comerica	47,618	4,329,429
First Midwest Bancorp	45,842	1,167,596
IBERIABANK	43,308	3,282,746
Pinnacle Financial Partners	33,134	2,032,771
South State	30,408	2,622,690
Sterling Bancorp	135,525	3,184,837
†Western Alliance Bancorp	45,738	2,589,228
Zions Bancorporation	50,117	2,640,665

		26,404,414

Biotechnology–0.14%
†Five Prime Therapeutics	19,012	300,580

		300,580

Building Products–1.88%
†JELD-WEN Holding	57,267	1,637,263
Sanwa Holdings	219,029	2,322,540

		3,959,803

Chemicals–5.79%
Cabot	50,921	3,145,390
Celanese Class A	31,787	3,530,264
FMC	37,602	3,354,474
Olin	41,721	1,198,227
Westlake Chemical	9,073	976,527

		12,204,882

Commercial Services & Supplies–1.75%
Atento	108,219	741,300
†Clean Harbors	53,148	2,952,371

		3,693,671

Communications Equipment–0.90%
†Acacia Communications	54,702	1,904,177

		1,904,177

Construction & Engineering–1.08%
Granite Construction	40,780	2,269,815

		2,269,815

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction Materials–0.85%
Buzzi Unicem	72,806	$1,784,630

		1,784,630

Electric Utilities–3.79%
Alliant Energy	80,628	3,412,177
Evergy	36,073	2,025,499
†Sensata Technologies Holding	53,564	2,548,575

		7,986,251

Electrical Equipment–1.46%
Hubbell	29,030	3,069,632

		3,069,632

Electronic Equipment, Instruments & Components–4.68%
†Arrow Electronics	69,720	5,248,522
†KEMET	48,474	1,170,647
†Keysight Technologies	58,430	3,449,123

		9,868,292

Equity Real Estate Investment Trusts–10.58%
American Assets Trust	23,482	899,126
Brixmor Property Group	158,126	2,756,136
Corporate Office Properties Trust	94,517	2,740,048
Equity LifeStyle Properties	15,329	1,408,735
Extra Space Storage	16,853	1,682,098
Forest City Realty Trust Class A	23,306	531,610
Life Storage	19,939	1,940,264
Park Hotels & Resorts	86,880	2,661,134
PS Business Parks	27,498	3,533,493
STORE Capital	151,250	4,144,250

		22,296,894

Food & Staples Retailing–1.71%
†U.S. Foods Holding	95,447	3,609,806

		3,609,806

Food Products–2.06%
Ingredion	13,778	1,525,225
†Post Holdings	32,748	2,816,983

		4,342,208

Gas Utilities–2.79%
UGI	112,953	5,881,463

		5,881,463

Health Care Equipment & Supplies–2.47%
Hill-Rom Holdings	23,516	2,053,887
STERIS	30,039	3,154,395

		5,208,282

Health Care Providers & Services–1.90%
†Acadia Healthcare	75,115	3,072,955
†Brookdale Senior Living	101,571	923,280

		3,996,235

LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.68%
†Norwegian Cruise Line Holdings	30,320	$1,432,620

		1,432,620

Household Durables–1.05%
DR Horton	9,984	409,344
Lennar Class A	12,837	673,943
Toll Brothers	30,580	1,131,154

		2,214,441

Insurance–7.94%
Assurant	23,111	2,391,757
CNO Financial Group	122,391	2,330,325
Hanover Insurance Group	17,198	2,056,193
Jardine Lloyd Thompson Group	148,777	2,513,260
Lancashire Holdings	300,910	2,251,704
Reinsurance Group of America	24,547	3,276,534
Unum Group	51,892	1,919,485

		16,739,258

Internet Software & Services–1.41%
†VeriSign	21,626	2,971,845

		2,971,845

IT Services–1.07%
Booz Allen Hamilton Holding	51,610	2,256,905

		2,256,905

Machinery–1.42%
†Milacron Holdings	157,827	2,987,665

		2,987,665

Media–0.49%
TEGNA	95,019	1,030,956

		1,030,956

Metals & Mining–3.33%
†Alcoa	42,745	2,003,886
Commercial Metals	75,056	1,584,432
Reliance Steel & Aluminum	39,108	3,423,514

		7,011,832

Oil, Gas & Consumable Fuels–8.24%
Delek U.S. Holdings	26,919	1,350,526
Diamondback Energy	58,010	7,632,376
†Energen	17,747	1,292,336
†Laredo Petroleum	95,914	922,693
†Newfield Exploration	135,789	4,107,617
†WPX Energy	114,252	2,059,964

		17,365,512

Professional Services–1.09%
Dun & Bradstreet	18,669	2,289,753

		2,289,753

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–2.92%
†Genesee & Wyoming	46,284	$3,763,815
Knight-Swift Transportation Holdings	44,055	1,683,342
Schneider National Class B	26,051	716,663

		6,163,820

Semiconductors & Semiconductor Equipment–4.11%
†Axcelis Technologies	48,765	965,547
†Ichor Holdings	77,767	1,650,216
Silicon Motion Technology ADR	69,900	3,697,011
Teradyne	61,796	2,352,574

		8,665,348

Software–1.31%
SS&C Technologies Holdings	53,188	2,760,457

		2,760,457

Specialty Retail–0.69%
Caleres	42,300	1,454,697

		1,454,697

Trading Companies & Distributors–0.47%
†WESCO International	17,439	995,767

		995,767

Wireless Telecommunication Services–1.18%
Millicom International Cellular SDR	42,238	2,494,644

		2,494,644

Total Common Stock (Cost $161,519,089)		206,786,869

MONEY MARKET FUND–1.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	3,890,971	3,890,971

Total Money Market Fund (Cost $3,890,971)		3,890,971

LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund

Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–99.96% (Cost $165,410,060)	$210,677,840
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	88,170

NET ASSETS APPLICABLE TO 7,526,637 SHARES OUTSTANDING–100.00%	$210,766,010

NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND STANDARD CLASS ($104,604,854 / 3,727,092 Shares)	$28.066
NET ASSET VALUE PER SHARE–LVIP WELLINGTON MID-CAP VALUE FUND SERVICE CLASS ($106,161,156 / 3,799,545 Shares)	$27.940

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)	$146,340,231
Undistributed net investment income	473,516
Accumulated net realized gain on investments	18,684,580
Net unrealized appreciation of investments, foreign currencies and derivatives	45,267,683

TOTAL NET ASSETS	$210,766,010

†	Non-income producing.

«	Includes $457,565 payable for securities purchased, $166,304 due to manager and affiliates, $21,524 other accrued expenses payable, and $36,259 payable for fund shares redeemed as of June 30, 2018.

The following foreign currency exchange contracts were outstanding at June 30, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BNYM	JPY	(2,721,297)	USD	24,628	7/2/18	$44

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

IT–Information Technology

JPY–Japanese Yen

SDR–Swedish Depositary Receipt

USD–U.S. Dollar

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–5

LVIP Wellington Mid-Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Dividends	$1,579,665
Foreign tax withheld	(12,782)

1,566,883

EXPENSES:
Management fees	904,308
Distribution fees-Service Class	131,139
Shareholder servicing fees	31,611
Accounting and administration expenses	26,442
Professional fees	20,459
Reports and statements to shareholders	13,825
Custodian fees	4,865
Trustees’ fees and expenses	3,307
Consulting fees	940
Pricing fees	348
Other	992

1,138,236
Less:
Expenses paid indirectly	(228)
Management fees waived	(44,631)

Total operating expenses	1,093,377

NET INVESTMENT INCOME	473,506

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	14,844,907
Foreign currencies	(10,418)
Foreign currency exchange contracts	(3,203)

Net realized gain	14,831,286

Net change in unrealized appreciation (depreciation) of:
Investments	(13,637,715)
Foreign currencies	(164)
Foreign currency exchange contracts	97

Net change in unrealized appreciation (depreciation)	(13,637,782)

NET REALIZED AND UNREALIZED GAIN	1,193,504

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,667,010

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$473,506	$525,506
Net realized gain	14,831,286	6,881,425
Net change in unrealized appreciation (depreciation)	(13,637,782)	18,868,442

Net increase in net assets resulting from operations	1,667,010	26,275,373

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(473,497)
Service Class	—	(161,665)
Net realized gain on investments:
Standard Class	—	(2,370,107)
Service Class	—	(2,091,325)

	—	(5,096,594)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,619,413	30,658,783
Service Class	8,952,762	22,206,062
Reinvestment of dividends and distributions:
Standard Class	—	2,843,604
Service Class	—	2,252,990

	19,572,175	57,961,439

Cost of shares redeemed:
Standard Class	(30,130,989)	(15,552,883)
Service Class	(8,881,355)	(19,968,807)

	(39,012,344)	(35,521,690)

Increase (decrease) in net assets derived from capital share transactions	(19,440,169)	22,439,749

NET INCREASE (DECREASE) IN NET ASSETS	(17,773,159)	43,618,528
NET ASSETS:
Beginning of period	228,539,169	184,920,641

End of period	$210,766,010	$228,539,169

Undistributed net investment income	$473,516	$10

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–6

LVIP Wellington Mid-Cap Value Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Mid-Cap Value Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$ 27.870	$ 25.200	$22.460	$22.964	$21.273	$15.896

Income (loss) from investment operations:
Net investment income[2]	0.077	0.098	0.111	0.068	0.085	0.062
Net realized and unrealized gain (loss)	0.119	3.241	2.823	(0.418)	1.677	5.357

Total from investment operations	0.196	3.339	2.934	(0.350)	1.762	5.419

Less dividends and distributions from:
Net investment income	—	(0.108)	(0.121)	(0.154)	(0.071)	(0.042)
Net realized gain	—	(0.561)	(0.073)	—	—	—

Total dividends and distributions	—	(0.669)	(0.194)	(0.154)	(0.071)	(0.042)

Net asset value, end of period	$ 28.066	$ 27.870	$25.200	$22.460	$22.964	$21.273

Total return[3]	0.70%	13.43%	13.07%	(1.52% )	8.29%	34.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$104,605	$123,063	$93,907	$58,589	$39,097	$35,212
Ratio of expenses to average net assets	0.88%	0.88%	0.92%	0.96%	0.94%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.92%	0.94%	0.97%	0.95%	1.01%
Ratio of net investment income to average net assets	0.55%	0.36%	0.48%	0.29%	0.38%	0.34%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.51%	0.32%	0.46%	0.28%	0.37%	0.33%
Portfolio turnover	28%	38%	50%	45%	40%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–7

LVIP Wellington Mid-Cap Value Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Wellington Mid-Cap Value Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	12/31/17	12/31/16	Year Ended 12/31/15	12/31/14	12/31/13

Net asset value, beginning of period	$ 27.780	$ 25.124	$22.400	$22.843	$21.171	$15.860

Income (loss) from investment operations:
Net investment income[2]	0.042	0.032	0.053	0.009	0.029	0.017
Net realized and unrealized gain (loss)	0.118	3.228	2.808	(0.412)	1.668	5.336

Total from investment operations	0.160	3.260	2.861	(0.403)	1.697	5.353

Less dividends and distributions from:
Net investment income	—	(0.043)	(0.064)	(0.040)	(0.025)	(0.042)

Net realized gain	—	(0.561)	(0.073)	—	—	—

Total dividends and distributions	—	(0.604)	(0.137)	(0.040)	(0.025)	(0.042)

Net asset value, end of period	$ 27.940	$ 27.780	$25.124	$22.400	$22.843	$21.171

Total return[3]	0.58%	13.15%	12.78%	(1.76% )	8.02%	33.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,161	$105,476	$91,014	$79,862	$143,293	$77,486
Ratio of expenses to average net assets	1.13%	1.13%	1.17%	1.21%	1.19%	1.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.17%	1.17%	1.19%	1.22%	1.20%	1.26%
Ratio of net investment income to average net assets	0.30%	0.11%	0.23%	0.04%	0.13%	0.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.26%	0.07%	0.21%	0.03%	0.12%	0.08%
Portfolio turnover	28%	38%	50%	45%	40%	56%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Mid-Cap Value Fund–8

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements

June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Mid-Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to seek long-term capital appreciation.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

Federal Income Taxes–No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2018 and for all open tax years (years ended December 31, 2014–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on investments resulting from changes in foreign exchange rates from that which is due to changes in market prices. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

LVIP Wellington Mid-Cap Value Fund–9

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates. Taxable non-cash dividends are recorded as dividend income. Withholding taxes on foreign dividends are recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Commission rebates are included in “Net realized gain (loss) on investments” on the Statement of Operations and totaled $1,251 for the six months ended June 30, 2018. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this arrangement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 1.05% on the first $25 million of the average daily net assets of the Fund; 0.95% on the next $25 million; 0.85% on the next $50 million; 0.75% on the next $150 million; and 0.70% on average daily net assets in excess of $250 million. The fee is calculated daily and paid monthly.

LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.09% of the first $100 million of the Fund’s average daily net assets. The waiver is accrued daily and received monthly. This agreement will continue at least through April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LIAC.

LIAC has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses exceed 0.90% of the average daily net assets for the Standard Class and 1.15% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2019, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$6,270
Legal	1,249

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,926 for the six months ended June 30, 2018.

LVIP Wellington Mid-Cap Value Fund–10

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable to affiliates as follows:

Management fees payable to LIAC	$138,893
Distribution fees payable to LFD	22,103
Printing and mailing fees payable to Lincoln Life	208
Shareholder servicing fees payable to Lincoln Life	5,100

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2018, the Fund engaged in securities purchases of $7,850.

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$59,878,890
Sales	80,427,899

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$165,410,060

Aggregate unrealized appreciation of investments and derivatives	$50,138,879
Aggregate unrealized depreciation of investments and derivatives	(4,871,055)

Net unrealized appreciation of investments and derivatives	$45,267,824

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

LVIP Wellington Mid-Cap Value Fund–11

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

3. Investments (continued)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Total
Investments:

Assets:
Common Stock	$206,786,869	$—	$206,786,869
Money Market Fund	3,890,971	—	3,890,971

Total Investments	$210,677,840	$—	$210,677,840

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$44	$44

Liabilities:

There were no Level 3 investments at the end of the period.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments that resulted from the Fund’s use of international fair value pricing during the period. In accordance with the fair value procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at June 30, 2018. The Fund’s policy is to recognize transfers between levels based on fair value as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	379,097	1,168,094
Service Class	321,184	849,625
Shares reinvested:
Standard Class	—	108,451
Service Class	—	86,703

	700,281	2,212,873

Shares redeemed:
Standard Class	(1,067,590)	(587,392)
Service Class	(318,490)	(762,137)

	(1,386,080)	(1,349,529)

Net increase (decrease)	(685,799)	863,344

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

LVIP Wellington Mid-Cap Value Fund–12

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty.

During the six months ended June 30, 2018, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$44	Receivables and other assets net of liabilities	$—

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3,203)	$97

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$33,420	$30,017

6. Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2018. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are

LVIP Wellington Mid-Cap Value Fund–13

LVIP Wellington Mid-Cap Value Fund

Notes to Financial Statements (continued)

6. Market Risk (continued)

illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Wellington Mid-Cap Value Fund–14

LVIP Western Asset Core Bond Fund a series of Lincoln Variable Insurance Products Trust Semiannual Report June 30, 2018

LVIP Western Asset Core Bond Fund

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund’s proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

LVIP Western Asset Core Bond Fund

Disclosure

OF FUND EXPENSES (unaudited)

For the Period January 1, 2018 to June 30, 2018

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts. Insurance company separate account beneficial owners incur ongoing costs such as the separate account’s cost of owning shares of the Fund. The ongoing Fund costs incurred by beneficial owners are included in the Expense Analysis table. The Expense Analysis table does not include other costs incurred by beneficial owners, such as insurance company separate account fees and variable annuity or variable life contract charges.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) Fees; and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. This Expense Analysis is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analysis is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses

The first section of the table, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses can not be used to estimate the actual ending account balance or expenses you paid for the period. You can use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Annualized Expense Ratio	Expenses Paid During Period 1/1/18 to 6/30/18*

Actual
Standard Class Shares	$1,000.00	$977.90	0.52%	$2.55
Service Class Shares	1,000.00	976.70	0.77%	3.77

Hypothetical (5% return before expenses)
Standard Class Shares	$1,000.00	$1,022.22	0.52%	$2.61
Service Class Shares	1,000.00	1,020.98	0.77%	3.86

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund

Security Type/Sector Allocation and Credit Quality Breakdown (unaudited)

As of June 30, 2018

Sector designations may be different than the sector designations presented in other Fund materials.

Security Type/Sector	Percentage of Net Assets
Agency Collateralized Mortgage Obligations	3.05%
Agency Commercial Mortgage-Backed Securities	0.60%
Agency Mortgage-Backed Securities	36.47%
Corporate Bonds	28.09%
Aerospace & Defense	0.41%
Agriculture	0.56%
Airlines	0.05%
Auto Manufacturers	0.63%
Banks	9.07%
Beverages	0.56%
Biotechnology	0.36%
Chemicals	0.24%
Computers	0.63%
Diversified Financial Services	0.37%
Electric	1.41%
Environmental Control	0.05%
Food	0.45%
Health Care Products	0.33%
Health Care Services	0.36%
Household Products & Wares	0.11%
Housewares	0.11%
Insurance	0.28%
Internet	0.31%
Investment Companies	0.02%
Iron, Steel	0.24%
Manufacturing	0.66%
Media	0.63%
Mining	1.10%
Oil & Gas	4.12%
Oil & Gas Services	0.18%
Pharmaceuticals	1.14%
Pipelines	0.74%
Retail	0.29%
Semiconductors	0.29%
Software	0.71%
Telecommunications	1.31%
Textiles	0.07%
Transportation	0.27%
Trucking & Leasing	0.03%
Non-Agency Asset-Backed Securities	5.42%

Security Type/Sector	Percentage of Net Assets
Non-Agency Collateralized Mortgage Obligations	4.91%
Non-Agency Commercial Mortgage-Backed Securities	5.45%
Regional Bonds	0.24%
Sovereign Bonds	5.17%
Supranational Bank	0.02%
U.S. Treasury Obligations	8.99%
Money Market Fund	3.11%
Short-Term Investments	5.66%
Total Value of Securities	107.18%
Options Written	(0.03%	)
Liabilities Net of Receivables and Other Assets	(7.15%	)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)*
U.S. Government	47.19%
AAA	9.38%
AA	5.41%
A	15.32%
BBB	14.84%
B	0.10%
Non-Rated	2.33%
Short-Term Investments	5.43%
Total	100.00%

*For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s Rating Services (“S&P”) or Moody’s Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Collateralized Mortgage Obligations, Agency Commercial Mortgage-Backed Securities, Agency Mortgage-Backed Securities, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund

Statement of Net Assets

June 30, 2018 (unaudited)

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.05%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C04 1M2 6.991% (LIBOR01M + 4.90%) 11/25/24	4,333,654	$4,957,475
Fannie Mae REMICs
•*Series 2008-76 EI 2.409% (4.50% minus LIBOR01M) 9/25/23	544,122	4,155
•*Series 2010-100 SV 4.539% (6.63% minus LIBOR01M) 9/25/40	3,130,900	487,885
•*Series 2010-134 SK 3.959% (6.05% minus LIBOR01M) 6/25/38	8,170,556	407,826
*Series 2012-101 BI 4.00% 9/25/27	323,434	29,560
•*Series 2013-54 BS 4.059% (6.15% minus LIBOR01M) 6/25/43	245,208	43,010
•*Series 2013-124 SB 3.859% (5.95% minus LIBOR01M) 12/25/43	667,694	113,513
•*Series 2016-60 QS 4.009% (6.10% minus LIBOR01M) 9/25/46	2,199,098	300,545
•*Series 2016-61 BS 4.009% (6.10% minus LIBOR01M) 9/25/46	4,109,579	496,679
•*Series 2017-76 SB 4.009% (6.10% minus LIBOR01M) 10/25/57	3,282,654	561,477
•*Series 2017-85 SC 4.109% (6.20% minus LIBOR01M) 11/25/47	695,192	103,054
Freddie Mac REMICs
•*Series 3973 SA 4.417% (6.49% minus LIBOR01M) 12/15/41	1,587,509	285,466
•*Series 4057 CS 3.977% (6.05% minus LIBOR01M) 4/15/39	2,761,284	241,278
Series 4793 CB 3.00% 5/15/48	4,556,660	4,420,440
Series 4793 CD 3.00% 6/15/48	3,285,180	3,189,255
Freddie Mac Strips
•*Series 334 S7 4.027% (6.10% minus LIBOR01M) 8/15/44	2,725,335	471,112
•*Series 353 S1 3.927% (6.00% minus LIBOR01M) 12/15/46	965,344	168,352
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-HQ2 M2 4.291% (LIBOR01M + 2.20%) 9/25/24	6,604,677	6,805,091

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
•Series 2015-DNA3 M2 4.941% (LIBOR01M + 2.85%) 4/25/28	3,476,268	$3,603,291
•Series 2015-HQ2 M2 4.041% (LIBOR01M + 1.95%) 5/25/25	444,156	455,802
•Series 2015-HQA2 M2 4.891% (LIBOR01M + 2.80%) 5/25/28	364,399	374,621
•Series 2016-DNA1 M2 4.991% (LIBOR01M + 2.90%) 7/25/28	10,781,156	11,059,511
•Series 2016-DNA3 M2 4.091% (LIBOR01M + 2.00%) 12/25/28	270,823	274,706
•Series 2016-HQA1 M2 4.841% (LIBOR01M + 2.75%) 9/25/28	6,113,260	6,252,804
•Series 2016-HQA2 M2 4.341% (LIBOR01M + 2.25%) 11/25/28	288,977	295,833
•Series 2016-HQA3 M2 3.441% (LIBOR01M + 1.35%) 3/25/29	9,000,000	9,133,621
GNMA
•*Series 2007-51 SG 4.496% (6.58% minus LIBOR01M) 8/20/37	361,038	49,564
Series 2010-42 PC 5.00% 7/20/39	185,000	194,832
*Series 2013-53 OI 3.50% 4/20/43	2,688,525	400,105
•*Series 2016-21 ST 4.066% (6.15% minus LIBOR01M) 2/20/46	3,080,571	518,837
*Series 2016-84 IG 4.50% 11/16/45	5,331,374	1,117,064
•*Series 2016-135 SB 4.015% (6.10% minus LIBOR01M) 10/16/46	520,449	94,476
•*Series 2017-H22 IC 2.367% 11/20/67	2,615,464	348,184

Total Agency Collateralized Mortgage Obligations (Cost $58,006,791)		57,259,424

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.60%
Fannie Mae-Aces Series 2016-M11 AL 2.944% 7/25/39	1,277,006	1,236,870

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•*♦Freddie Mac Multifamily Structured Pass Through Certificates Series K058 X1 1.058% 8/25/26	55,368,652	$3,501,032
GNMA
•*Series 2013-74 IO 0.795% 12/16/53	57,406,657	2,845,573
•Series 2016-56 VL 3.364% 3/16/57	2,132,815	2,032,607
•*Series 2016-128 IO 0.936% 9/16/56	20,040,710	1,550,644

Total Agency Commercial Mortgage-Backed Securities (Cost $11,355,572)		11,166,726

AGENCY MORTGAGE-BACKED SECURITIES–36.47%
Fannie Mae
2.95% 7/1/27	1,480,000	1,427,893
3.08% 1/1/28	2,670,000	2,593,035
3.15% 3/1/28	1,370,000	1,336,832
3.50% 3/1/57	8,691,881	8,634,041
4.00% 8/1/56	11,961,842	12,271,779
4.00% 6/1/57	2,791,630	2,859,717
4.50% 9/1/57	3,565,086	3,730,761
Fannie Mae S.F. 15 yr
2.50% 2/1/32	17,685,548	17,197,073
3.00% 10/1/32	17,128,282	17,035,902
3.50% 4/1/32	4,958,293	5,030,051
4.00% 1/1/27	1,286,109	1,323,104
Fannie Mae S.F. 30 yr
3.00% 11/1/46	3,119,360	3,026,558
3.00% 12/1/46	1,260,517	1,225,542
3.00% 1/1/47	3,166,744	3,076,347
3.00% 2/1/47	2,757,958	2,681,277
3.50% 11/1/44	46,005,452	46,047,915
3.50% 10/1/47	25,767,698	25,699,681
3.50% 4/1/48	3,372,640	3,367,396
4.00% 11/1/42	1,701,927	1,749,614
4.00% 10/1/44	24,831,062	25,499,358
4.00% 4/1/47	2,847,516	2,913,563
4.00% 5/1/47	8,282,562	8,462,776
4.00% 9/1/47	32,295,353	32,968,705
4.00% 10/1/47	18,568,734	18,956,862
4.00% 4/1/48	15,907,460	16,239,912
4.50% 6/1/38	2,199,635	2,302,995
4.50% 6/1/39	1,829,099	1,923,582
4.50% 10/1/41	1,235,154	1,300,996
4.50% 1/1/42	4,648,687	4,889,034
4.50% 10/1/43	2,338,513	2,459,791
4.50% 3/1/44	11,636	12,164
4.50% 8/1/44	4,168,556	4,385,461

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 3/1/46	3,596,621	$3,772,260
4.50% 3/1/47	5,205,795	5,428,514
4.50% 5/1/47	2,779,845	2,896,654
4.50% 6/1/47	712,607	742,559
5.00% 4/1/37	51,051	54,595
5.00% 5/1/48	1,563,098	1,657,231
5.50% 5/1/34	728,245	792,193
5.50% 9/1/36	992,030	1,079,162
5.50% 1/1/38	2,970,142	3,244,648
5.50% 1/1/39	1,126,483	1,225,077
5.50% 3/1/40	1,964,815	2,137,160
5.50% 3/1/41	976,730	1,062,385
5.50% 6/1/41	673,972	733,619
5.50% 7/1/41	2,074,030	2,252,624
6.00% 1/1/39	85,267	93,871
6.00% 10/1/39	1,176,116	1,300,908
6.00% 4/1/40	89,149	98,306
6.00% 10/1/40	410,360	452,089
6.00% 7/1/41	1,193,777	1,315,167
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/48	29,150,000	29,718,477
4.50% 7/1/48	8,800,000	9,153,701
5.00% 7/1/48	5,400,000	5,720,279
=Freddie Mac Gold 3.00% 5/15/48	4,600,000	4,428,746
Freddie Mac S.F. 15 yr TBA
2.50% 7/1/33	18,000,000	17,472,816
3.00% 7/1/33	3,000,000	2,978,777
Freddie Mac S.F. 20 yr
3.00% 6/1/36	275,898	272,070
4.50% 8/1/23	3,478,540	3,621,967
Freddie Mac S.F. 30 yr
3.00% 1/1/47	5,461,274	5,304,373
3.50% 7/1/47	8,618,537	8,596,403
3.50% 11/1/47	23,687,884	23,579,652
4.00% 8/1/44	56,480	57,800
4.00% 5/1/45	46,200	47,282
4.00% 9/1/45	46,992	48,091
4.00% 10/1/45	79,406	81,267
4.00% 11/1/45	58,490	59,860
4.00% 12/1/45	520,330	531,223
4.00% 9/1/46	807,236	825,916
4.00% 12/1/46	977,005	999,095
4.00% 2/1/47	727,264	743,135
4.00% 7/1/47	4,548,531	4,646,970
4.00% 10/1/47	28,077,475	28,645,078
4.00% 12/1/47	8,259,004	8,436,830
4.00% 4/1/48	595,705	607,931
4.00% 5/1/48	3,482,788	3,554,267
4.50% 10/1/35	481,280	502,875
Freddie Mac S.F. 30 yr TBA
3.00% 7/1/48	19,650,000	19,018,732

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr TBA (continued)
4.00% 7/1/48	14,400,000	$14,677,500
4.50% 7/1/48	200,000	208,103
GNMA II S.F. 30 yr
3.00% 9/20/47	48,935,964	47,920,274
3.50% 9/20/47	70,431,401	70,766,317
3.50% 10/20/47	1,844,617	1,854,268
3.50% 11/20/47	194,591	195,516
3.50% 12/20/47	14,678,876	14,748,677
4.00% 8/20/47	6,376,101	6,540,829
5.00% 5/20/48	2,594,116	2,727,004
5.00% 6/20/48	2,300,000	2,417,823
GNMA II S.F. 30 yr TBA
3.00% 7/20/48	3,200,000	3,130,687
4.00% 7/20/48	22,000,000	22,548,282
5.00% 7/20/48	3,100,000	3,254,438

Total Agency Mortgage-Backed Securities (Cost $699,489,094)		683,612,070

CORPORATE BONDS–28.09%
Aerospace & Defense–0.41%
Boeing 4.875% 2/15/20	890,000	919,372
Harris
4.854% 4/27/35	580,000	593,540
5.054% 4/27/45	80,000	83,033
Lockheed Martin
3.55% 1/15/26	1,676,000	1,649,831
4.50% 5/15/36	240,000	249,838
Northrop Grumman
2.55% 10/15/22	1,520,000	1,465,568
2.93% 1/15/25	2,270,000	2,158,217
3.25% 1/15/28	660,000	621,297

		7,740,696

Agriculture–0.56%
Altria Group 5.375% 1/31/44	390,000	423,618
BAT Capital
3.557% 8/15/27	6,070,000	5,658,333
4.54% 8/15/47	1,230,000	1,153,024
Philip Morris International
2.50% 8/22/22	800,000	771,130
4.50% 3/20/42	2,340,000	2,297,324
Reynolds American 5.85% 8/15/45	200,000	219,104

		10,522,533

Airlines–0.05%
♦American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	251,654	245,677

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
♦American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	708,283	$685,831

		931,508

Auto Manufacturers–0.63%
BMW US Capital 2.80% 4/11/26	2,144,000	1,979,977
Daimler Finance North America 2.70% 8/3/20	700,000	690,839
Ford Motor Credit
3.096% 5/4/23	1,366,000	1,302,326
3.20% 1/15/21	200,000	197,866
3.336% 3/18/21	1,939,000	1,922,844
General Motors 6.75% 4/1/46	191,000	212,292
General Motors Financial
2.45% 11/6/20	390,000	381,477
3.45% 4/10/22	1,140,000	1,121,170
3.70% 5/9/23	2,090,000	2,052,657
4.375% 9/25/21	643,000	655,885
Toyota Motor Credit 2.80% 7/13/22	1,225,000	1,202,678

		11,720,011

Banks–9.07%
ABN AMRO Bank 2.45% 6/4/20	430,000	423,054
Banco Santander
•3.459% (LIBOR03M + 1.12%) 4/12/23	600,000	599,658
3.80% 2/23/28	400,000	366,074
3.848% 4/12/23	1,000,000	979,047
4.379% 4/12/28	600,000	574,798
Bank Nederlandse Gemeenten 1.625% 4/19/21	1,294,000	1,251,051
Bank of America
3.30% 1/11/23	4,140,000	4,081,812
µ3.55% 3/5/24	1,600,000	1,584,633
µ3.593% 7/21/28	3,730,000	3,565,237
µ3.946% 1/23/49	2,140,000	1,932,008
4.25% 10/22/26	3,250,000	3,214,865
4.45% 3/3/26	8,611,000	8,644,861
5.00% 1/21/44	2,180,000	2,314,126
µBarclays 4.972% 5/16/29	1,300,000	1,290,418
BNP Paribas
µ4.375% 3/1/33	1,540,000	1,446,491
4.625% 3/13/27	1,390,000	1,366,738
BPCE 5.15% 7/21/24	780,000	791,872
Citigroup
3.30% 4/27/25	4,070,000	3,907,992
4.45% 9/29/27	16,000,000	15,755,797
4.75% 5/18/46	620,000	591,795
Commonwealth Bank of Australia 3.90% 7/12/47	2,290,000	2,139,733

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Compass Bank 3.875% 4/10/25	892,000	$861,545
Cooperatieve Rabobank
2.25% 1/14/20	250,000	246,957
2.50% 1/19/21	648,000	635,817
4.375% 8/4/25	4,000,000	3,927,631
4.75% 1/15/20	410,000	419,928
5.25% 8/4/45	780,000	816,916
µ11.00% 12/29/49	1,520,000	1,634,000
µCredit Agricole 4.00% 1/10/33	1,130,000	1,033,468
Credit Suisse Group
µ3.869% 1/12/29	670,000	631,253
4.282% 1/9/28	1,610,000	1,567,934
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	1,139,000	1,131,410
4.55% 4/17/26	2,881,000	2,885,459
Goldman Sachs Group
3.50% 11/16/26	4,000,000	3,772,894
µ3.691% 6/5/28	3,000,000	2,847,142
µ4.223% 5/1/29	2,230,000	2,200,723
4.25% 10/21/25	1,340,000	1,321,584
4.75% 10/21/45	3,090,000	3,065,003
5.15% 5/22/45	800,000	797,905
5.25% 7/27/21	2,380,000	2,502,276
6.25% 2/1/41	1,660,000	1,941,888
6.75% 10/1/37	750,000	891,662
HSBC Bank USA 4.875% 8/24/20	710,000	731,989
HSBC Holdings
3.40% 3/8/21	1,340,000	1,340,028
µ4.041% 3/13/28	3,410,000	3,314,006
4.30% 3/8/26	910,000	913,209
µ4.583% 6/19/29	4,330,000	4,378,662
µ6.875% 12/29/49	566,000	586,518
ING Bank 2.50% 10/1/19	550,000	546,107
Intesa Sanpaolo
3.125% 7/14/22	2,010,000	1,856,930
3.375% 1/12/23	630,000	579,688
3.875% 7/14/27	4,080,000	3,526,941
3.875% 1/12/28	260,000	223,305
4.375% 1/12/48	2,630,000	2,054,726
JPMorgan Chase & Co.
3.625% 12/1/27	1,570,000	1,478,986
4.125% 12/15/26	2,000,000	1,978,227
4.25% 10/1/27	7,738,000	7,695,966
Kreditanstalt fuer Wiederaufbau 1.50% 6/15/21	1,006,000	968,972
Lloyds Bank 2.70% 8/17/20	200,000	197,704
Lloyds Banking Group
µ2.907% 11/7/23	2,120,000	2,021,244
3.10% 7/6/21	233,000	229,962
4.375% 3/22/28	360,000	355,843
4.65% 3/24/26	2,810,000	2,769,249

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley
µ3.772% 1/24/29	1,990,000	$1,919,301
5.50% 7/24/20	170,000	177,675
Royal Bank of Canada
2.15% 10/26/20	820,000	801,411
3.20% 4/30/21	930,000	929,972
Royal Bank of Scotland Group
µ4.519% 6/25/24	2,580,000	2,584,701
µ4.892% 5/18/29	620,000	618,438
Santander UK 2.375% 3/16/20	490,000	482,689
Santander UK Group Holdings
2.875% 10/16/20	635,000	627,000
3.125% 1/8/21	1,210,000	1,196,185
State Street 3.10% 5/15/23	730,000	720,346
Svenska Handelsbanken 3.35% 5/24/21	1,010,000	1,011,890
Toronto-Dominion Bank 3.25% 6/11/21	1,130,000	1,130,134
UBS 4.50% 6/26/48	200,000	204,419
UBS Group Funding Switzerland
3.491% 5/23/23	1,820,000	1,780,445
4.125% 4/15/26	1,176,000	1,165,017
4.253% 3/23/28	4,080,000	4,058,184
US Bancorp 2.35% 1/29/21	713,000	699,593
US Bank 3.15% 4/26/21	920,000	922,422
•Wachovia Capital Trust III 5.57% 3/29/49	1,850,000	1,826,875
Wells Fargo & Co.
3.00% 10/23/26	1,390,000	1,284,828
4.125% 8/15/23	2,460,000	2,476,132
4.30% 7/22/27	3,004,000	2,965,895
4.40% 6/14/46	2,750,000	2,523,475
4.60% 4/1/21	2,410,000	2,489,397
4.65% 11/4/44	30,000	28,642
4.75% 12/7/46	3,140,000	3,045,491
4.90% 11/17/45	1,630,000	1,613,483
Westpac Banking 2.60% 11/23/20	970,000	954,995

		169,942,752

Beverages–0.56%
Anheuser-Busch InBev Finance
3.30% 2/1/23	1,350,000	1,340,123
4.90% 2/1/46	7,260,000	7,494,260
Diageo Investment 2.875% 5/11/22	900,000	887,094
PepsiCo 4.45% 4/14/46	769,000	808,568

		10,530,045

Biotechnology–0.36%
Amgen 2.125% 5/1/20	200,000	196,705

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Amgen (continued)
3.875% 11/15/21	570,000	$578,593
Celgene 3.25% 8/15/22	2,818,000	2,765,097
Gilead Sciences
3.65% 3/1/26	2,090,000	2,065,477
4.75% 3/1/46	1,190,000	1,231,147

		6,837,019

Chemicals–0.24%
Equate Petrochemical 4.25% 11/3/26	2,900,000	2,819,168
OCP 4.50% 10/22/25	1,257,000	1,199,905
Syngenta Finance 3.933% 4/23/21	460,000	459,136

		4,478,209

Computers–0.63%
Apple
1.55% 8/4/21	730,000	699,913
2.00% 11/13/20	950,000	932,854
2.45% 8/4/26	3,950,000	3,629,403
Dell International
3.48% 6/1/19	1,690,000	1,694,632
4.42% 6/15/21	4,840,000	4,914,056

		11,870,858

Diversified Financial Services–0.37%
AerCap Ireland Capital 4.50% 5/15/21	1,590,000	1,621,095
International Lease Finance 8.625% 1/15/22	590,000	677,409
Visa
3.15% 12/14/25	2,120,000	2,052,862
4.30% 12/14/45	2,560,000	2,666,507

		7,017,873

Electric–1.41%
Cleveland Electric Illuminating 3.50% 4/1/28	300,000	285,082
Comision Federal de Electricidad
4.75% 2/23/27	1,720,000	1,679,150
4.875% 1/15/24	380,000	383,325
DTE Energy 3.30% 6/15/22	1,263,000	1,249,253
Duke Energy
2.40% 8/15/22	1,470,000	1,415,187
3.15% 8/15/27	1,840,000	1,711,225
3.75% 9/1/46	1,555,000	1,375,326
FirstEnergy
2.85% 7/15/22	2,190,000	2,124,350
3.90% 7/15/27	2,120,000	2,060,500
7.375% 11/15/31	3,010,000	3,910,046
Pacific Gas & Electric
5.80% 3/1/37	892,000	935,119

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric (continued)
6.05% 3/1/34	3,330,000	$3,605,228
Perusahaan Listrik Negara
4.125% 5/15/27	1,300,000	1,203,352
5.45% 5/21/28	690,000	703,558
6.15% 5/21/48	2,550,000	2,572,733
Southern 3.25% 7/1/26	1,200,000	1,128,359

		26,341,793

Environmental Control–0.05%
Waste Management 2.40% 5/15/23	960,000	914,319

		914,319

Food–0.45%
Danone
2.077% 11/2/21	1,040,000	995,006
2.589% 11/2/23	2,160,000	2,036,778
2.947% 11/2/26	360,000	331,570
Kraft Heinz Foods 3.00% 6/1/26	2,992,000	2,699,014
Smithfield Foods 2.70% 1/31/20	2,320,000	2,287,584

		8,349,952

Health Care Products–0.33%
Abbott Laboratories
3.75% 11/30/26	40,000	39,387
4.75% 11/30/36	650,000	686,662
4.90% 11/30/46	1,220,000	1,318,504
Becton Dickinson and Co.
3.363% 6/6/24	1,220,000	1,173,467
3.734% 12/15/24	313,000	306,000
4.685% 12/15/44	660,000	642,110
Medtronic
3.50% 3/15/25	1,050,000	1,039,914
4.625% 3/15/45	940,000	998,778

		6,204,822

Health Care Services–0.36%
Aetna 3.875% 8/15/47	470,000	422,237
Anthem
2.95% 12/1/22	1,230,000	1,195,798
3.125% 5/15/22	320,000	315,514
3.35% 12/1/24	430,000	415,997
3.65% 12/1/27	750,000	711,860
Humana
3.95% 3/15/27	1,220,000	1,201,898
4.80% 3/15/47	50,000	51,565
4.95% 10/1/44	220,000	230,326
UnitedHealth Group
2.70% 7/15/20	850,000	845,173
3.75% 7/15/25	810,000	810,881
3.875% 10/15/20	610,000	619,772

		6,821,021

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Products & Wares–0.11%
Reckitt Benckiser Treasury
Services 2.375% 6/24/22	2,150,000	$2,056,734

		2,056,734

Housewares–0.11%
Newell Brands
3.15% 4/1/21	690,000	684,042
3.85% 4/1/23	390,000	384,568
4.20% 4/1/26	1,000,000	967,000

		2,035,610

Insurance–0.28%
American International Group 3.75% 7/10/25	450,000	435,330
Brighthouse Financial 3.70% 6/22/27	1,270,000	1,130,057
Chubb INA Holdings 3.35% 5/3/26	590,000	572,631
MetLife 6.40% 12/15/36	1,600,000	1,700,000
Nuveen Finance 2.95% 11/1/19	1,099,000	1,095,067
Reliance Standard Life Global Funding II 2.50% 1/15/20	320,000	316,714

		5,249,799

Internet–0.31%
Amazon.com
3.15% 8/22/27	1,250,000	1,199,459
3.875% 8/22/37	500,000	489,688
4.05% 8/22/47	610,000	600,088
4.95% 12/5/44	630,000	701,761
Tencent Holdings 3.595% 1/19/28	2,890,000	2,737,259

		5,728,255

Investment Companies–0.02%
Temasek Financial I 2.375% 1/23/23	368,000	354,003

		354,003

Iron, Steel–0.24%
Vale Overseas 6.25% 8/10/26	4,070,000	4,417,985

		4,417,985

Manufacturing–0.66%
Eaton
2.75% 11/2/22	1,660,000	1,613,324
4.15% 11/2/42	1,170,000	1,132,501
General Electric
4.50% 3/11/44	450,000	442,182
5.55% 5/4/20	362,000	377,456
5.875% 1/14/38	650,000	738,905

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Manufacturing (continued)
General Electric (continued)
6.00% 8/7/19	1,016,000	$1,050,648
6.875% 1/10/39	5,560,000	7,053,623

		12,408,639

Media–0.63%
21st Century Fox America 6.65% 11/15/37	460,000	572,664
Charter Communications Operating
3.579% 7/23/20	630,000	629,509
4.20% 3/15/28	2,120,000	1,988,578
4.908% 7/23/25	2,401,000	2,428,212
5.375% 4/1/38	540,000	511,621
5.375% 5/1/47	740,000	674,331
6.484% 10/23/45	1,210,000	1,279,535
Comcast
3.15% 3/1/26	2,166,000	2,035,998
3.375% 8/15/25	1,000,000	960,131
Warner Media 3.80% 2/15/27	840,000	794,708

		11,875,287

Mining–1.10%
Anglo American Capital
3.625% 9/11/24	1,900,000	1,800,903
4.00% 9/11/27	930,000	867,156
Barrick Gold 5.25% 4/1/42	10,000	10,494
Barrick North America Finance 5.70% 5/30/41	2,260,000	2,515,353
BHP Billiton Finance USA
2.875% 2/24/22	492,000	486,150
5.00% 9/30/43	480,000	539,772
µ6.25% 10/19/75	1,150,000	1,205,559
µ6.75% 10/19/75	920,000	1,000,040
Glencore Finance Canada 4.25% 10/25/22	820,000	830,074
Glencore Funding
2.875% 4/16/20	280,000	277,136
4.00% 3/27/27	550,000	520,099
4.125% 5/30/23	110,000	109,880
4.625% 4/29/24	1,380,000	1,390,416
Nacional del Cobre de Chile 3.625% 8/1/27	3,130,000	2,989,244
Southern Copper 5.25% 11/8/42	6,150,000	6,107,641

		20,649,917

Oil & Gas–4.12%
Anadarko Petroleum
4.50% 7/15/44	2,850,000	2,663,907
6.60% 3/15/46	4,500,000	5,427,091
Apache
4.75% 4/15/43	3,700,000	3,529,011
5.10% 9/1/40	400,000	394,862
6.00% 1/15/37	4,000,000	4,373,750

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets
3.119% 5/4/26	2,820,000	$2,697,497
3.216% 11/28/23	1,520,000	1,491,956
3.245% 5/6/22	800,000	797,909
Chevron 2.954% 5/16/26	997,000	957,504
CNOOC Finance 2015 Australia 2.625% 5/5/20	488,000	482,133
CNOOC Finance 2015 USA
3.50% 5/5/25	4,100,000	3,958,115
4.375% 5/2/28	1,830,000	1,841,459
Concho Resources 4.30% 8/15/28	800,000	803,461
ConocoPhillips 4.30% 11/15/44	1,050,000	1,072,378
Continental Resources 3.80% 6/1/24	510,000	498,177
Devon Energy
3.25% 5/15/22	370,000	364,044
5.00% 6/15/45	2,025,000	2,067,587
5.85% 12/15/25	2,260,000	2,491,695
Ecopetrol 5.875% 5/28/45	8,070,000	7,684,254
Exxon Mobil
3.043% 3/1/26	1,150,000	1,119,715
4.114% 3/1/46	1,460,000	1,489,706
KazMunayGas National
5.375% 4/24/30	1,850,000	1,860,434
5.75% 4/19/47	2,500,000	2,393,750
Noble Energy
3.85% 1/15/28	720,000	689,412
4.95% 8/15/47	350,000	351,714
5.05% 11/15/44	1,200,000	1,203,591
Occidental Petroleum
3.00% 2/15/27	820,000	775,395
3.125% 2/15/22	370,000	369,264
4.10% 2/15/47	1,090,000	1,067,751
4.40% 4/15/46	380,000	384,395
4.625% 6/15/45	1,170,000	1,226,336
Pertamina Persero 6.00% 5/3/42	1,790,000	1,785,359
Petroleos del Peru 4.75% 6/19/32	6,390,000	6,131,205
Petroleos Mexicanos
5.50% 6/27/44	790,000	668,340
5.625% 1/23/46	2,710,000	2,294,015
6.375% 1/23/45	900,000	831,150
6.625% 6/15/35	1,746,000	1,713,263
6.875% 8/4/26	365,000	384,528
Shell International Finance
1.875% 5/10/21	850,000	824,398
2.875% 5/10/26	804,000	764,820
4.00% 5/10/46	4,020,000	3,903,009

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil & Gas (continued)
Sinopec Group Overseas Development 2014 4.375% 4/10/24	1,410,000	$1,440,185

		77,268,525

Oil & Gas Services–0.18%
Halliburton
3.80% 11/15/25	1,120,000	1,113,761
5.00% 11/15/45	290,000	310,146
Schlumberger Holdings
3.00% 12/21/20	660,000	656,429
4.00% 12/21/25	1,270,000	1,267,786

		3,348,122

Pharmaceuticals–1.14%
AbbVie 3.60% 5/14/25	610,000	591,678
Allergan Funding
3.80% 3/15/25	790,000	768,247
4.55% 3/15/35	1,640,000	1,556,135
4.75% 3/15/45	308,000	297,589
Cardinal Health
2.616% 6/15/22	390,000	374,206
3.079% 6/15/24	510,000	481,132
CVS Health
3.35% 3/9/21	2,200,000	2,198,980
3.70% 3/9/23	2,370,000	2,360,495
3.875% 7/20/25	2,380,000	2,309,574
4.10% 3/25/25	1,040,000	1,035,997
4.30% 3/25/28	6,640,000	6,562,648
5.05% 3/25/48	210,000	214,537
5.125% 7/20/45	1,110,000	1,128,830
Eli Lilly & Co. 3.10% 5/15/27	460,000	440,820
Johnson & Johnson 3.70% 3/1/46	1,040,000	1,007,730

		21,328,598

Pipelines–0.74%
Energy Transfer Partners 5.875% 3/1/22	1,308,000	1,384,409
Enterprise Products Operating 3.95% 2/15/27	1,783,000	1,767,968
Kinder Morgan Energy Partners
3.50% 3/1/21	350,000	349,255
4.25% 9/1/24	1,080,000	1,083,678
MPLX
4.00% 3/15/28	1,520,000	1,448,496
4.50% 4/15/38	980,000	908,052
4.70% 4/15/48	1,710,000	1,591,647
Transcontinental Gas Pipe Line 7.85% 2/1/26	4,000,000	4,854,729

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pipelines (continued)
Williams Partners 5.25% 3/15/20	440,000	$453,773

		13,842,007

Retail–0.29%
McDonald’s
3.50% 3/1/27	290,000	283,905
3.70% 1/30/26	890,000	885,082
4.875% 12/9/45	1,390,000	1,464,901
TJX 2.25% 9/15/26	560,000	499,929
Walgreens Boots Alliance 4.80% 11/18/44	386,000	364,773
Walmart 3.70% 6/26/28	1,940,000	1,958,728

		5,457,318

Semiconductors–0.29%
Broadcom
3.125% 1/15/25	790,000	733,917
3.875% 1/15/27	110,000	104,230
QUALCOMM 2.10% 5/20/20	3,000,000	2,998,376
Texas Instruments 4.15% 5/15/48	1,540,000	1,566,907

		5,403,430

Software–0.71%
Microsoft
1.55% 8/8/21	1,250,000	1,199,172
2.40% 2/6/22	1,840,000	1,801,907
2.40% 8/8/26	4,900,000	4,537,655
2.70% 2/12/25	310,000	297,577
2.875% 2/6/24	1,780,000	1,743,960
3.30% 2/6/27	1,040,000	1,025,207
3.45% 8/8/36	40,000	38,371
3.70% 8/8/46	280,000	273,000
3.75% 2/12/45	110,000	108,077
4.10% 2/6/37	1,240,000	1,294,414
salesforce.com 3.25% 4/11/23	920,000	915,208

		13,234,548

Telecommunications–1.31%
America Movil
3.125% 7/16/22	950,000	935,431
5.00% 3/30/20	1,014,000	1,042,874
AT&T
3.60% 2/17/23	1,321,000	1,302,836
4.125% 2/17/26	2,601,000	2,546,368
4.35% 6/15/45	70,000	59,519
Bharti Airtel 4.375% 6/10/25	660,000	609,483
Deutsche Telekom International Finance 2.82% 1/19/22	380,000	369,491
Sprint Spectrum 3.36% 9/20/21	4,062,500	4,026,953

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones
4.103% 3/8/27	680,000	$658,803
5.213% 3/8/47	490,000	474,040
Verizon Communications
3.50% 11/1/24	530,000	513,351
3.85% 11/1/42	890,000	745,965
4.125% 3/16/27	2,470,000	2,448,841
4.329% 9/21/28	1,370,356	1,360,942
4.50% 8/10/33	850,000	825,348
4.522% 9/15/48	330,000	302,050
4.862% 8/21/46	660,000	633,039
5.25% 3/16/37	560,000	576,838
5.50% 3/16/47	120,000	126,206
Vodafone Group
4.375% 5/30/28	3,350,000	3,316,769
5.25% 5/30/48	1,640,000	1,641,607

		24,516,754

Textiles–0.07%
Cintas No. 2
2.90% 4/1/22	600,000	587,265
3.70% 4/1/27	690,000	678,071

		1,265,336

Transportation–0.27%
Union Pacific
3.75% 7/15/25	650,000	650,466
3.95% 9/10/28	2,130,000	2,144,541
4.50% 9/10/48	1,290,000	1,316,738
United Parcel Service
3.05% 11/15/27	340,000	324,005
3.125% 1/15/21	660,000	663,525

		5,099,275

Trucking & Leasing–0.03%
Aviation Capital Group 6.75% 4/6/21	606,000	655,020

		655,020

Total Corporate Bonds (Cost $548,688,040)		526,418,573

NON-AGENCY ASSET-BACKED SECURITIES–5.42%
•ACIS CLO Series 2015-6A A1 3.948% (LIBOR03M + 1.59%) 5/1/27	1,490,000	1,490,368
•AMMC CLO XII Series 2013-12A AR 3.553% (LIBOR03M + 1.20%) 11/10/30	2,000,000	2,009,712
•Apidos CLO XVIII Series 2014-18A A1R 3.482% (LIBOR03M + 1.12%) 7/22/26	2,000,000	1,999,298

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Apidos CLO XXII Series 2015-22A A1 3.859% (LIBOR03M + 1.50%) 10/20/27	3,250,000	$3,255,791
Applebee’s Funding Series 2014-1 A2 4.277% 9/5/44	2,441,550	2,421,669
•Ares XXXIII CLO Series 2015-1A A1R 3.668% (LIBOR03M + 1.35%) 12/5/25	1,500,000	1,503,951
Avis Budget Rental Car Funding AESOP Series 2014-1A A 2.46% 7/20/20	1,001,000	996,540
BlueMountain CLO
•Series 2014-3A A1R 3.488% (LIBOR03M + 1.14%) 10/15/26	1,000,000	999,803
•Series 2015-1A A1R 3.672% (LIBOR03M + 1.33%) 4/13/27	2,250,000	2,249,316
•Series 2015-3A A1R 3.339% (LIBOR03M + 1.00%) 4/20/31	4,500,000	4,478,283
•BlueMountain Fuji US CLO I Series 2017-1A C 4.709% (LIBOR03M + 2.35%) 7/20/29	2,000,000	2,008,412
•BlueMountain Fuji US CLO II Series 2017-2A A2 3.959% (LIBOR03M + 1.60%) 10/20/30	1,500,000	1,508,100
•Carlyle US CLO Series 2017-2A A1B 3.579% (LIBOR03M + 1.22%) 7/20/31	2,500,000	2,505,760
•Catskill Park CLO Series 2017-1A A2 4.059% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,507,475
CBAM
•Series 2017-1A A1 3.609% (LIBOR03M + 1.25%) 7/20/30	4,750,000	4,770,145
•Series 2017-2A B1 4.103% (LIBOR03M + 1.75%) 10/17/29	1,250,000	1,251,903
•CIFC Funding Series 2017-4A A2 4.059% (LIBOR03M + 1.70%) 10/24/30	2,000,000	2,003,884
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 2.213% (LIBOR01M + 0.14%) 1/15/37	2,497,542	2,358,570
•Denali Capital CLO X LLC Series 2013-1A A1LR 3.412% (LIBOR03M + 1.05%) 10/26/27	4,250,000	4,246,094

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•GT Loan Financing I Series 2013-1A A 3.629% (LIBOR03M + 1.27%) 10/28/24	312,644	$312,663
•KKR CLO Series 18 A 3.625% (LIBOR03M + 1.27%) 7/18/30	3,000,000	3,010,359
•Magnetite XVIII Series 2016-18A A 3.743% (LIBOR03M + 1.40%) 11/15/28	1,500,000	1,503,348
•Navient Student Loan Trust Series 2017-3A A3 3.141% (LIBOR01M + 1.05%) 7/26/66	2,000,000	2,045,691
•Neuberger Berman Loan Advisers CLO 24 Series 2017-24A C 4.805% (LIBOR03M + 2.45%) 4/19/30	1,000,000	1,004,155
•OZLM XI Series 2015-11A BR 4.659% (LIBOR03M + 2.30%) 10/30/30	1,250,000	1,251,844
•Regatta VII Funding Series 2016-1A B2 4.125% (LIBOR03M + 1.80%) 12/20/28	2,750,000	2,760,062
•Seneca Park CLO Series 2014-1A AR 3.473% (LIBOR03M + 1.12%) 7/17/26	1,500,000	1,499,211
•SLC Student Loan Trust Series 2008-1 A4A 3.941% (LIBOR03M + 1.60%) 12/15/32	4,768,789	4,926,741
SLM Private Credit Student Loan Trust
•Series 2005-B A4 2.671% (LIBOR03M + 0.33%) 6/15/39	7,920,000	7,755,582
•Series 2006-A A5 2.631% (LIBOR03M + 0.29%) 6/15/39	3,611,236	3,538,832
•Series 2006-BW A5 2.541% (LIBOR03M + 0.20%) 12/15/39	2,490,872	2,437,263
•SLM Student Loan Trust Series 2008-6 A4 3.46% (LIBOR03M + 1.10%) 7/25/23	919,812	927,393
•Structured Asset Securities Mortgage Loan Trust Series 2006-GEL3 A3 2.391% (LIBOR01M + 0.30%) 7/25/36	3,582,746	3,568,637
•TCI-Symphony CLO Series 2016-1A B1 4.142% (LIBOR03M + 1.80%) 10/13/29	2,500,000	2,505,003

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
•Series 2015-6 A1B 2.75% 4/25/55	3,281,296	$3,228,080
•Series 2016-1 A1B 2.75% 2/25/55	282,579	279,133
•Series 2016-2 A1 3.00% 8/25/55	275,166	271,618
•Venture XXIV CLO Series 2016-24A A1D 3.779% (LIBOR03M + 1.42%) 10/20/28	1,000,000	1,001,384
•Venture XXX CLO Series 2017-30A C 4.298% (LIBOR03M + 1.95%) 1/15/31	1,825,000	1,826,796
Voya CLO
•Series 2013-1A A1AR 3.558% (LIBOR03M + 1.21%) 10/15/30	4,625,000	4,633,783
•Series 2013-3A A1R 3.405% (LIBOR03M + 1.05%) 1/18/26	1,828,586	1,828,289
•Series 2014-2A A1R 3.603% (LIBOR03M + 1.25%) 4/17/30	3,000,000	3,003,891

Total Non-Agency Asset-Backed Securities (Cost $100,842,200)		101,677,808

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.91%
•Bear Stearns ALT-A Trust Series 2004-7 2A1 4.106% 8/25/34	1,774,189	1,796,393
•=CSMC Trust Series 2018-J1 A2 3.50% 2/25/48	18,500,000	18,050,507
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	1,712,845	1,679,508
•Homestar Mortgage Acceptance Series 2004-3 M1 2.721% (LIBOR01M + 0.63%) 7/25/34	1,367,760	1,333,262
•Impac CMB Trust Series 2007-A A 2.591% (LIBOR01M + 0.50%) 5/25/37	4,054,548	4,039,762
JP Morgan Mortgage Trust
•Series 2017-5 A2 3.173% 10/26/48	4,442,285	4,415,451
•Series 2018-4 A1 3.50% 10/25/48	3,611,708	3,534,566
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 2.461% (LIBOR01M + 0.37%) 8/25/36	2,251,455	2,234,213

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
New Residential Mortgage Loan Trust
•Series 2014-2A A3 3.75% 5/25/54	2,478,892	$2,488,768
•Series 2015-1A A3 3.75% 5/28/52	1,345,406	1,349,913
•Series 2015-2A A1 3.75% 8/25/55	435,288	436,175
•Series 2015-2A A2 3.75% 8/25/55	5,402,106	5,407,918
•Series 2016-3A A1B 3.25% 9/25/56	2,859,616	2,823,569
•Series 2016-3A B1 4.00% 9/25/56	4,996,413	5,099,514
•Series 2016-4A B2 4.75% 11/25/56	2,377,657	2,456,247
•Series 2017-1A A1 4.00% 2/25/57	7,500,997	7,563,167
•Series 2017-4A A1 4.00% 5/25/57	8,012,870	8,107,821
•Series 2017-6A A1 4.00% 8/27/57	14,046,408	14,172,447
•♦Opteum Mortgage Acceptance Asset-Backed Pass Through Certificates Series 2005-1 M5 3.291% (LIBOR01M + 1.20%) 2/25/35	1,921,000	1,903,297
•♦Structured Asset Securities Mortgage Pass Through Certificates Series 2004-S3 M1 3.066% (LIBOR01M + 0.975%) 11/25/34	527,223	526,934

Total Non-Agency Collateralized Mortgage Obligations (Cost $93,263,916)		91,941,091

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES– 5.45%
BX Trust •Series 2017-APPL A 2.953% (LIBOR01M + 0.88%) 7/15/34	1,329,429	1,329,427
CD Mortgage Trust Series 2016-CD1 A4 2.724% 8/10/49	2,560,000	2,381,873
CHT-COSMO Mortgage Trust •Series 2017-CSMO A 3.003% (LIBOR01M + 0.93%) 11/15/36	930,000	930,293
Citigroup Commercial Mortgage Trust •*Series 2013-GC11 XA 1.55% 4/10/46	12,037,057	650,686

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
•Series 2013-GC17 D 5.258% 11/10/46	4,500,000	$4,230,465
Series 2014-GC25 A4 3.635% 10/10/47	889,000	892,855
Series 2016-P3 A4 3.329% 4/15/49	758,000	742,403
COMM Mortgage Trust
Series 2013-CR6 AM 3.147% 3/10/46	775,000	759,465
Series 2014-CR16 A4 4.051% 4/10/47	774,000	795,699
Series 2014-CR19 A5 3.796% 8/10/47	1,143,000	1,158,546
Series 2014-CR20 A4 3.59% 11/10/47	402,000	402,522
Series 2014-CR20 AM 3.938% 11/10/47	1,580,000	1,593,454
Series 2015-CR23 A4 3.497% 5/10/48	418,000	415,187
•Series 2015-LC19 B 3.829% 2/10/48	870,000	860,316
CSMC Series 2014-USA B 4.185% 9/15/37	6,440,000	6,353,659
CSMC Trust
•Series 2016-BDWN A 4.973% (LIBOR01M + 2.90%) 2/15/29	4,150,000	4,163,431
•Series 2016-BDWN B 6.573% (LIBOR01M + 4.50%) 2/15/29	2,850,000	2,862,147
Series 2017-LSTK A 2.761% 4/5/33	1,350,000	1,329,724
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	925,000	901,960
DB-UBS Mortgage Trust •Series 2011-LC1A C 5.884% 11/10/46	948,000	991,355
GRACE Mortgage Trust Series 2014-GRCE A 3.369% 6/10/28	1,986,000	1,994,764
GS Mortgage Securities Trust
•Series 2010-C1 C 5.635% 8/10/43	437,000	446,997
•Series 2013-PEMB A 3.668% 3/5/33	5,000,000	4,845,620
Series 2014-GC24 A5 3.931% 9/10/47	1,448,000	1,482,436
Series 2015-GC32 A4 3.764% 7/10/48	512,000	517,424

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hospitality Mortgage Trust •Series 2017-HIT A 2.88% (LIBOR01M + 0.85%) 5/8/30	1,340,000	$1,340,057
Hudson Yards Mortgage Trust Series 2016-10HY A 2.835% 8/10/38	4,350,000	4,079,853
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,808,677
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,704,000	1,639,823
•Series 2017-C5 B 4.009% 3/15/50	4,180,000	4,154,131
•Series 2017-C5 C 4.512% 3/15/50	2,761,000	2,746,043
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	686,000	671,382
•Series 2015-FL7 C 4.923% (LIBOR01M + 2.85%) 5/15/28	2,062,491	2,064,383
Series 2015-JP1 A5 3.914% 1/15/49	1,298,000	1,319,149
•Series 2016-JP3 C 3.618% 8/15/49	1,140,000	1,056,611
LB-UBS Commercial Mortgage Trust
•Series 2006-C6 AJ 5.452% 9/15/39	664,863	503,740
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.272% 2/15/46	3,000,000	2,956,266
Series 2014-C17 A5 3.741% 8/15/47	717,000	723,713
•Series 2015-C22 D 4.382% 4/15/48	3,410,000	2,903,505
Series 2015-C23 A4 3.719% 7/15/50	1,618,000	1,624,852
Series 2015-C26 A5 3.531% 10/15/48	1,271,800	1,262,290
Series 2016-C29 A4 3.325% 5/15/49	710,000	691,039
Morgan Stanley Capital I Trust
•Series 2015-MS1 A4 3.779% 5/15/48	1,750,000	1,765,799
MSCG Trust Series 2016-SNR C 5.205% 11/15/34	935,629	931,805

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Rosslyn Portfolio Trust •Series 2017-ROSS A 3.023% (LIBOR01M + 0.95%) 6/15/33	1,490,000	$1,490,490
VNDO Trust Series 2016-350P A 3.805% 1/10/35	1,080,000	1,077,363
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 B 4.142% 10/15/45	474,000	479,989
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,527,870
Series 2015-NXS3 A4 3.617% 9/15/57	645,000	644,460
Series 2016-BNK1 A3 2.652% 8/15/49	3,750,000	3,485,466
•*Series 2016-BNK1 XA 1.932% 8/15/49	17,819,966	1,998,158
•*Series 2016-C36 XA 1.49% 11/15/59	42,328,447	3,411,334
•Series 2016-C37 C 4.643% 12/15/49	1,220,000	1,199,079
WF-RBS Commercial Mortgage Trust
•Series 2014-C20 C 4.513% 5/15/47	3,603,000	3,489,473

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $106,529,252)		102,079,508

ΔREGIONAL BONDS–0.24%
Canada–0.16%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	1,351,051
Province of Manitoba Canada 2.125% 6/22/26	872,000	798,630
Province of Quebec Canada 2.50% 4/20/26	959,000	913,007

		3,062,688

Japan–0.08%
Japan Finance Organization For Municipalities 2.125% 4/13/21	1,468,000	1,426,515

		1,426,515

Total Regional Bonds (Cost $4,824,320)		4,489,203

ΔSOVEREIGN BONDS–5.17%
Colombia–0.33%
Colombia Government International Bond 3.875% 4/25/27	2,040,000	1,975,230

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Colombia (continued)
Colombia Government International Bond (continued)
5.00% 6/15/45	630,000	$621,337
5.625% 2/26/44	3,420,000	3,642,300

		6,238,867

India–0.06%
Export-Import Bank of India 3.375% 8/5/26	1,300,000	1,196,732

		1,196,732

Indonesia–0.57%
Indonesia Government International Bond
3.85% 7/18/27	2,110,000	2,005,321
4.625% 4/15/43	950,000	882,018
4.75% 7/18/47	400,000	378,229
4.875% 5/5/21	290,000	298,772
5.125% 1/15/45	3,840,000	3,782,849
5.125% 1/15/45	2,130,000	2,098,299
5.25% 1/8/47	1,270,000	1,274,053

		10,719,541

Kazakhstan–0.16%
Kazakhstan Government International Bond 4.875% 10/14/44	3,040,000	2,948,222

		2,948,222

Kuwait–0.13%
Kuwait International Government Bond 3.50% 3/20/27	2,460,000	2,399,287

		2,399,287

Mexico–1.42%
Mexico Government International Bond
3.75% 1/11/28	630,000	596,453
4.00% 10/2/23	10,500,000	10,551,188
4.75% 3/8/44	16,670,000	15,509,585

		26,657,226

Panama–0.31%
Panama Government International Bonds
4.50% 5/15/47	3,130,000	3,043,925
6.70% 1/26/36	2,230,000	2,742,900

		5,786,825

Peru–0.37%
Peruvian Government International Bond 6.55% 3/14/37	5,570,000	6,976,425

		6,976,425

Poland–0.54%
Republic of Poland Government International Bond 4.00% 1/22/24	9,860,000	10,028,754

		10,028,754

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Russia–0.51%
Russian Foreign Bond - Eurobond 5.625% 4/4/42	5,200,000	$5,450,120
5.875% 9/16/43	3,800,000	4,093,322

		9,543,442

Saudi Arabia–0.28%
Saudi Government International Bond 2.875% 3/4/23	5,400,000	5,202,252

		5,202,252

United Arab Emirates–0.29%
Abu Dhabi Government International Bond 2.50% 10/11/22	5,700,000	5,468,437

		5,468,437

Uruguay–0.20%
Uruguay Government International Bond 5.10% 6/18/50	3,840,000	3,789,120

		3,789,120

Total Sovereign Bonds (Cost $102,128,178)		96,955,130

SUPRANATIONAL BANK–0.02%
FMS Wertmanagement 1.375% 6/8/21	476,000	456,902

Total Supranational Bank (Cost $477,564)		456,902

U.S. TREASURY OBLIGATIONS–8.99%
U.S. Treasury Bonds 2.75% 11/15/47	12,040,000	11,491,381
3.00% 5/15/45	12,640,000	12,692,091
3.00% 2/15/47	20,730,000	20,809,357
3.00% 5/15/47	17,180,000	17,234,359
3.00% 2/15/48	2,830,000	2,840,115
3.125% 5/15/48	8,810,000	9,056,232
3.75% 11/15/43	40,700,000	46,279,555
U.S. Treasury Inflation Index Bond 1.00% 2/15/46	7,592,132	7,830,350
U.S. Treasury Notes 2.00% 10/31/22	810,000	786,586
2.625% 6/30/23	8,150,000	8,111,001
2.875% 4/30/25	7,070,000	7,098,584
2.875% 5/31/25	24,170,000	24,265,829
2.875% 5/15/28	1,000	1,002

Total U.S. Treasury Obligations (Cost $167,019,980)		168,496,442

	Number of Shares		Value (U.S. $)

MONEY MARKET FUND–3.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares (seven-day effective yield 1.76%)	58,314,134		$58,314,134

Total Money Market Fund (Cost $58,314,134)			58,314,134

	Principal Amount	°

SHORT-TERM INVESTMENTS–5.66%
≠Discount Notes–1.52%
Federal Home Loan Bank 1.306% 10/4/18	25,000,000		24,871,400
1.88% 8/29/18	3,600,000		3,588,923

			28,460,323

≠Discounted Commercial Paper–4.14%
BNP Paribas 2.253% 8/3/18	7,710,000		7,694,918
BPCE Corp 2.365% 10/1/18	17,090,000		16,986,785
Landesbank Hessen-Thuringen 2.242% 8/13/18	4,800,000		4,787,910
MUFG Bank New York 2.333% 7/24/18	9,940,000		9,925,836
Natixis 2.324% 8/2/18	11,880,000		11,857,549
2.336% 8/31/18	15,810,000		15,751,263
Toronto-Dominion Bank 2.263% 7/25/18	10,570,000		10,554,587

			77,558,848

Total Short-Term Investments (Cost $106,053,251)			106,019,171

TOTAL INVESTMENTS–107.18% (Cost $2,056,992,292)	$2,008,886,182

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.03%)
Futures Call Options–(0.03%)
U.S. Treasury 10 yr Notes strike price $120, expiration date 7/6/18, notional amount $19,680,000	(164)	$(53,812)
U.S. Treasury 10 yr Notes strike price $120, expiration date 7/27/18, notional amount $44,760,000	(373)	(203,984)
U.S. Treasury 10 yr Notes strike price $120.50, expiration date 7/27/18, notional amount $45,910,500	(381)	(125,016)
U.S. Treasury Bond strike price $145, expiration date 7/27/18, notional amount $34,800,000	(240)	(240,000)

		(622,812)

Total Options Written
(Premiums received $511,118)		(622,812)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(7.15%)		(134,067,499)

NET ASSETS APPLICABLE TO 194,339,451 SHARES OUTSTANDING–100.00%		$1,874,195,871

NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($1,787,583,596 / 185,351,485 Shares)		$9.644
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($86,612,275 / 8,987,966 Shares)		$9.636

COMPONENTS OF NET ASSETS AT JUNE 30, 2018:
Shares of beneficial interest (unlimited authorization–no par)		$1,924,351,968
Undistributed net investment income		24,494,822
Accumulated net realized loss on investments		(19,803,079)
Net unrealized depreciation of investments, foreign currencies and derivatives		(54,847,840)

TOTAL NET ASSETS		$1,874,195,871

Δ	Securities have been classified by country of origin.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2018. Rate will reset at a future date.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

«

Includes $8,790,516 cash collateral held for swap contracts and $4,713,048 cash collateral held at broker for futures contracts, $1,879,330 variation margin due to broker on futures contracts, $228,904 variation margin due to broker on swap contracts, $230,861,237 payable for securities purchased, $421,056 payable for fund shares redeemed, $751,171 due to manager and affiliates and $98,351 other accrued expenses payable as of June 30, 2018.

◆

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in Notes to Financial Statements.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

The following futures contracts and swap contracts were outstanding at June 30, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
1,655	90 Day IMM Eurodollar	$401,420,250	$402,261,479	6/16/20	$—	$(841,229)
(763)	90 Day IMM Eurodollar	(186,067,088)	(185,996,777)	9/18/18	—	(70,311)
(449)	90 Day IMM Eurodollar	(109,286,600)	(109,968,692)	12/18/18	682,092	—
3,485	90 Day IMM Eurodollar	845,417,438	845,640,073	12/17/19	—	(222,635)
(186)	U.S. Treasury 2 yr Notes	(39,400,031)	(39,498,509)	10/1/18	98,478	—
1,215	U.S. Treasury 5 yr Notes	138,044,883	137,760,473	9/28/18	284,410	—
(704)	U.S. Treasury 10 yr Notes	(84,612,000)	(84,418,711)	9/20/18	—	(193,289)
(414)	U.S. Treasury 10 yr Ultra Notes	(53,089,031)	(52,173,424)	9/20/18	—	(915,607)
(1,620)	U.S. Treasury Long Bonds	(234,900,000)	(232,173,329)	9/20/18	—	(2,726,671)
511	U.S. Treasury Ultra Bonds	81,536,437	79,378,273	9/20/18	2,158,164	—

Total Futures Contracts					$3,223,144	$(4,969,742)

Swap Contracts

CDS Contracts

Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[2]
Centrally Cleared/ Protection Sold:
CDX.NA.IG.30[4] -Quarterly	334,980,000	1.00%	6/20/23	$5,040,672	$5,654,371	$(613,699)

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed Interest Rate Paid (Received)		Floating Interest Rate Paid (Received)[5]		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
2 yr IRS-Semiannual/Quarterly	351,320,000	(1.705%	)	2.336%		9/28/19	$(4,154,526)	$(190,953)	$—	$(3,963,573)
4 yr IRS-Semiannual/Quarterly	185,500,000	(2.559%	)	2.312%		5/31/22	(2,207,784)	(85,022)	—	(2,122,762)
4 yr IRS-Semiannual/Quarterly	120,060,000	(2.850%	)	2.337%		8/31/22	(115,421)	(32,652)	—	(82,769)
25 yr IRS-Semiannual/Quarterly	20,248,000	2.950%		(2.343%	)	11/15/43	127,367	(118,836)	246,203	—

Total IRS Contracts								$(427,463)	$246,203	$(6,169,104)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Floating Interest Rate Paid (Received)[5]	Floating Interest Rate Paid (Received)[6]	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared:
5 yr IRS-Semiannual/Quarterly	250,962,000	1.910%	2.337%	9/19/23	$126,430	$—	$126,430	$—

						—	126,430	—

Total IRS Contracts						$(427,463)	$372,633	$(6,169,104)

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund

Statement of Net Assets (continued)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in Notes to Financial Statements.

2Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2018.

3Notional amount shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

4Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North America entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/documentation.

5Rate resets based on LIBOR03M.

6Rate resets based on FEDLO1.

Summary of Abbreviations:

BB–Barclays Bank

CDS–Credit Default Swap

CDX.NA.IG–Credit Default Swap North America Investment Grade

CLO–Collateralized Loan Obligation

DB–Deutsche Bank

FEDLO1–Federal Funds Rate

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange

IMM–International Monetary Market

IRS–Interest Rate Swap

JPM–JPMorgan

LB–Lehman Brothers

LIBOR–London Interbank Offered Rate

LIBOR01M–ICE LIBOR USD 1 Month

LIBOR03M–ICE LIBOR USD 3 Month

RBS–Royal Bank of Scotland

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

TBA–To be announced

USD–United States Dollar

WF–Wells Fargo

yr–Year

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund

Statement of Operations

Six Months Ended June 30, 2018 (unaudited)

INVESTMENT INCOME:
Interest	$27,642,181
Dividends	651,007

28,293,188

EXPENSES:
Management fees	4,106,073
Shareholder servicing fees	264,614
Accounting and administration expenses	220,377
Distribution fees-Service Class	81,055
Professional fees	39,284
Trustees’ fees and expenses	27,008
Custodian fees	26,069
Pricing fees	23,939
Reports and statements to shareholders	12,634
Consulting fees	1,409
Other	7,791

4,810,253
Less:
Expenses paid indirectly	(26,069)

Total operating expenses	4,784,184

NET INVESTMENT INCOME	23,509,004

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,427,215)
Futures contracts	(1,583,337)
Options purchased	(1,178,703)
Options written	2,835,097
Swap contracts	5,880,189

Net realized gain	526,031

Net change in unrealized appreciation (depreciation) of:
Investments	(56,399,129)
Futures contracts	(2,894,006)
Options purchased	(191,747)
Options written	(58,815)
Swap contracts	(5,361,781)

Net change in unrealized appreciation (depreciation)	(64,905,478)

NET REALIZED AND UNREALIZED LOSS	(64,379,447)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(40,870,443)

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund

Statements of Changes in Net Assets

	Six Months Ended 6/30/18 (unaudited)	Year Ended 12/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$23,509,004	$30,244,839
Net realized gain (loss)	526,031	(4,867,286)
Net change in unrealized appreciation (depreciation)	(64,905,478)	39,797,069

Net decrease in net assets resulting from operations	(40,870,443)	65,174,622

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	—	(30,443,690)
Service Class	—	(493,790)

	—	(30,937,480)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	140,861,406	1,024,271,928
Service Class	52,537,260	48,101,524
Reinvestment of dividends and distributions:
Standard Class	—	30,443,690
Service Class	—	493,790

	193,398,666	1,103,310,932

Cost of shares redeemed:
Standard Class	(149,799,889)	(419,489,581)
Service Class	(6,448,060)	(6,776,628)

	(156,247,949)	(426,266,209)

Increase in net assets derived from capital share transactions	37,150,717	677,044,723

NET INCREASE (DECREASE) IN NET ASSETS	(3,719,726)	711,281,865
NET ASSETS:
Beginning of period	1,877,915,597	1,166,633,732

End of period	$1,874,195,871	$1,877,915,597

Undistributed net investment income	$24,494,822	$985,818

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended 12/31/17	7/14/16[2] to 12/31/16

Net asset value, beginning of period	$9.862	$9.593	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.124	0.203	0.074
Net realized and unrealized gain (loss)	(0.342)	0.233	(0.406)

Total from investment operations	(0.218)	0.436	(0.332)

Less dividends and distributions from:
Net investment income	—	(0.167)	(0.075)

Total dividends and distributions	—	(0.167)	(0.075)

Net asset value, end of period	$9.644	$9.862	$9.593

Total return[4]	(2.21% )	4.54%	(3.32% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,787,584	$1,836,303	$1,166,624
Ratio of expenses to average net assets	0.52%	0.51%	0.50%
Ratio of net investment income to average net assets	2.59%	2.06%	1.61%
Portfolio turnover	89%	419%	182%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended 6/30/18[1] (unaudited)	Year Ended 12/31/17	7/14/16[2] to 12/31/16

Net asset value, beginning of period	$9.866	$9.593	$10.000

Income (loss) from investment operations:
Net investment income[3]	0.112	0.180	0.062
Net realized and unrealized gain (loss)	(0.342)	0.230	(0.406)

Total from investment operations	(0.230)	0.410	(0.344)

Less dividends and distributions from:
Net investment income	—	(0.137)	(0.063)

Total dividends and distributions	—	(0.137)	(0.063)

Net asset value, end of period	$9.636	$9.866	$9.593

Total return[4]	(2.33% )	4.27%	(3.44% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86,612	$41,613	$10
Ratio of expenses to average net assets	0.77%	0.76%	0.75%
Ratio of net investment income to average net assets	2.34%	1.81%	1.36%
Portfolio turnover	89%	419%	182%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Excludes the value of securities received or delivered as a result of in-kind subscriptions of the Fund’s capital shares.

See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund

Notes to Financial Statements
June 30, 2018 (unaudited)

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 94 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.

The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.

1. Significant Accounting Policies

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.

Security Valuation– U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value. Other debt securities, credit default swap (“CDS”) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask price, which approximates fair value. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”).

Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund’s federal income tax return through the six months ended June 30, 2018 and for the open tax years (years ended December 31, 2016–December 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custodian fees. The expense paid under this agreement is included in “Custodian fees” on the Statement of Operations with the corresponding expense offset shown as “Expenses paid indirectly.”

2. Management Fees and Other Transactions with Affiliates

Lincoln Investment Advisors Corporation (“LIAC”) is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of the Fund’s investment portfolio, including monitoring of the Fund’s investment sub-adviser, and providing certain administrative services to the Fund. For its services, LIAC receives a management fee at an annual rate of 0.45% of the first $2 billion of the average daily net assets of the Fund and 0.35% of the average daily net assets in excess of $2 billion. The fee is calculated daily and paid monthly.

Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LIAC, not the Fund, pays the Sub-Advisor a fee based on the Fund’s average daily net assets.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2018, costs for these administrative and legal services were as follows:

Administrative	$51,631
Legal	10,286

Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund’s average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.

Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,363 for the six months ended June 30, 2018.

The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares, Lincoln Life, LNY, or others, an annual 12b-1 Fee at a rate not to exceed 0.35% of average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LIAC. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.

At June 30, 2018, the Fund had liabilities payable and prepaid expenses to affiliates as follows:

Management fees payable to LIAC	$690,109
Distribution fees payable to LFD	17,051
Prepaid printing and mailing fees to Lincoln Life	463
Shareholder servicing fees payable to Lincoln Life	44,474

LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions with Affiliates (continued)

Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.

3. Investments

For the six months ended June 30, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$184,013,098
Purchases of U.S. government securities	1,497,044,838
Sales other than U.S. government securities	73,007,142
Sales of U.S. government securities	1,542,114,928

At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2018, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments and derivatives	$2,056,481,174

Aggregate unrealized appreciation of investments and derivatives	$9,758,367
Aggregate unrealized depreciation of investments and derivatives	(66,132,939)

Net unrealized depreciation of investments and derivatives	$(56,374,572)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

As of December 31, 2017, the Fund had the following capital loss carryforwards for federal income tax purposes:

Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$11,857,807	$—	$11,857,807

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$57,259,424	$—	$57,259,424
Agency Commercial Mortgage-Backed Securities	—	11,166,726	—	11,166,726
Agency Mortgage-Backed Securities	—	679,183,324	4,428,746	683,612,070
Corporate Bonds	—	526,418,573	—	526,418,573
Non-Agency Asset-Backed Securities	—	101,677,808	—	101,677,808
Non-Agency Collateralized Mortgage Obligations	—	73,890,584	18,050,507	91,941,091
Non-Agency Commercial Mortgage-Backed Securities	—	102,079,508	—	102,079,508
Regional Bonds	—	4,489,203	—	4,489,203
Sovereign Bonds	—	96,955,130	—	96,955,130
Supranational Bank	—	456,902	—	456,902
U.S. Treasury Obligations	—	168,496,442	—	168,496,442
Money Market Fund	58,314,134	—	—	58,314,134
Short-Term Investments	—	106,019,171	—	106,019,171

Total Investments	$58,314,134	$1,928,092,795	$22,479,253	$2,008,886,182

Derivatives:
Assets:
Futures Contracts	$3,223,144	$—	$—	$3,223,144

Swap Contracts	$—	$372,633	$—	$372,633

Liabilities:
Futures Contracts	$(4,969,742)	$—	$—	$(4,969,742)

Swap Contracts	$—	$(6,782,803)	$—	$(6,782,803)

Options Written	$—	$(622,812)	$—	$(622,812)

There were no Level 3 investments at the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency Mortgage-Backed Securities	Non-Agency Collateralized Mortgage Obligations	Total
Balance as of 12/31/17	$—	$—	$—
Purchases	4,420,312	18,050,507	22,470,819
Net change in unrealized appreciation (depreciation)	8,434	—	8,434

Balance as of 6/30/18	$4,428,746	$18,050,507	$22,479,253

Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/18	$8,434	$—	$8,434

Sensitivity Analysis:

Valuation: U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s Net Asset Value shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers

LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

3. Investments (continued)

and/or pricing services, (vii) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties as of June 30, 2018.

During the six months ended June 30, 2018, there were no material transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended 6/30/18	Year Ended 12/31/17
Shares sold:
Standard Class	14,618,016	104,351,230
Service Class	5,439,024	4,849,148
Shares reinvested:
Standard Class	—	3,084,847
Service Class	—	50,010

	20,057,040	112,335,235

Shares redeemed:
Standard Class	(15,475,406)	(42,837,129)
Service Class	(668,968)	(682,255)

	(16,144,374)	(43,519,384)

Net increase	3,912,666	68,815,851

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

During the six months ended June 30, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to facilitate investments in portfolio securities and to reduce transaction costs.

LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Options Contracts–During the six months ended June 30, 2018, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.

During the six months ended June 30, 2018, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to generate income; to facilitate investments in portfolio securities and to receive premiums for writing options.

Swap Contracts–The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2018, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS Contract. Initial margin and variation margin is posted to counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2018, the notional value of the protection sold was $334,980,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent

LVIP Western Asset Core Bond Fund–27

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2018, net unrealized appreciation of the protection sold was $5,040,673.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2018, the Fund used CDS contracts to gain exposure to certain securities or markets.

Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2018 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(622,813)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	3,223,145	Liabilities net of receivables and other assets	4,969,743
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(613,698)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	372,633	Liabilities net of receivables and other assets	(6,169,104)

Total		$3,595,778		$(2,435,872)

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,583,337)	$(2,894,006)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	2,835,097	(58,815)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,178,703)	(191,747)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	896,687	(1,277,257)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	4,983,502	(4,084,524)

Total		$5,953,246	$(8,506,349)

LVIP Western Asset Core Bond Fund–28

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

5. Derivatives (continued)

Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings by the Fund for the six months ended June 30, 2018.

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,204,093,840	$1,287,847,744
Options contracts (average value)	351,476	363,789
CDS contracts (average notional value)*	—	290,509,760
Interest rate swap contracts (average notional value)**	718,789,352	62,396,760

*Long represents buying protection and short represents selling protection.

**Long represents paying floating interest payments and short represents receiving floating interest payments.

In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2018, the Fund had no assets and liabilities subject to offsetting provisions.

6. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do

LVIP Western Asset Core Bond Fund–29

LVIP Western Asset Core Bond Fund

Notes to Financial Statements (continued)

6. Credit and Market Risk (continued)

so. While maintaining oversight, the Fund’s Board has delegated to LIAC, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investment in illiquid securities.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of material loss to be remote.

8. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.

LVIP Western Asset Core Bond Fund–30

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lincoln Variable Insurance Products Trust

By (Signature and Title)* /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date 8/8/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date 8/8/2018

By (Signature and Title)* /s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date 8/13/2018

* Print the name and title of each signing officer under his or her signature.